UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 1-800-927-4648

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents
All Asset All Authority Fund	Municipal Bond Fund

All Asset Fund	MuniGO Fund

California Intermediate Municipal Bond Fund	New York Municipal Bond Fund

California Short Duration Municipal Income Fund	Real IncomeTM 2019 Fund

CommoditiesPLUSTM Strategy Fund	Real IncomeTM 2029 Fund

CommodityRealReturn Strategy Fund®	Real Return Asset Fund

Convertible Fund	Real Return Fund

Developing Local Markets Fund	RealEstateRealReturn Strategy Fund

Diversified Income Fund	RealRetirement® 2010 Fund

EM Fundamental IndexPLUSTM TR Strategy Fund	RealRetirement® 2020 Fund

Emerging Local Bond Fund	RealRetirement® 2030 Fund

Emerging Markets and Infrastructure Bond Fund	RealRetirement® 2040 Fund

Emerging Markets Bond Fund	RealRetirement® 2050 Fund

Extended Duration Fund	Short Duration Municipal Income Fund

Floating Income Fund	Short-Term Fund

Foreign Bond Fund (Unhedged)	Small Cap StocksPLUS® TR Fund

Foreign Bond Fund (U.S. Dollar-Hedged)	StocksPLUS® Fund

Fundamental Advantage Total Return Strategy Fund	StocksPLUS® Long Duration Fund

Fundamental IndexPLUSTM Fund	StocksPLUS® Total Return Fund

Fundamental IndexPLUSTM TR Fund	StocksPLUS® TR Short Strategy Fund

Global Advantage Strategy Bond Fund	Tax Managed Real Return Fund

Global Bond Fund (Unhedged)	Total Return Fund

Global Bond Fund (U.S. Dollar-Hedged)	Total Return Fund II

Global Multi-Asset Fund	Total Return Fund III

GNMA Fund	Unconstrained Bond Fund

Government Money Market Fund	Unconstrained Tax Managed Bond Fund

High Yield Fund	Asset-Backed Securities Portfolio

High Yield Municipal Bond Fund	Developing Local Markets Portfolio

Income Fund	Emerging Markets Portfolio

International StocksPLUS® TR Strategy Fund (Unhedged)	High Yield Portfolio

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	International Portfolio

Investment Grade Corporate Bond Fund	Investment Grade Corporate Portfolio

Long Duration Total Return Fund	Long Duration Corporate Bond Portfolio

Long-Term Credit Fund	Mortgage Portfolio

Long-Term U.S. Government Fund	Municipal Sector Portfolio

Low Duration Fund	Real Return Portfolio

Low Duration Fund II	Short-Term Floating NAV Portfolio

Low Duration Fund III	Short-Term Floating NAV Portfolio II

Moderate Duration Fund	Short-Term Portfolio

Money Market Fund	U.S. Government Sector Portfolio

Mortgage-Backed Securities Fund

Schedule of Investments

All Asset All Authority Fund

June 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 113.4%
PIMCO CommoditiesPLUS Strategy Fund	6,824,664	$68,520
PIMCO CommodityRealReturn Strategy Fund®	23,197,164	171,195
PIMCO Convertible Fund	9,749,313	121,281
PIMCO Developing Local Markets Fund	32,965,063	321,739
PIMCO Diversified Income Fund	5,047,195	55,368
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	15,581,451	161,268
PIMCO Emerging Local Bond Fund	17,889,960	179,973
PIMCO Emerging Markets Bond Fund	6,075,638	65,070
PIMCO EqS Pathfinder FundTM	3,358,929	31,003
PIMCO Floating Income Fund	1,972,044	17,275
PIMCO Foreign Bond Fund (Unhedged)	1,019,149	10,263
PIMCO Fundamental Advantage Total Return Strategy Fund	178,575,759	841,092
PIMCO Fundamental IndexPLUSTM Fund	155,777	935
PIMCO Fundamental IndexPLUSTM TR Fund	2,523,173	13,121
PIMCO Global Advantage Strategy Bond Fund	7,829,666	85,657
PIMCO High Yield Fund	9,070,213	80,271
PIMCO Income Fund	12,960,774	136,607
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	857,279	6,995
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	403,806	2,201
PIMCO Investment Grade Corporate Bond Fund	20,827,894	234,314
PIMCO Long Duration Total Return Fund	6,212,154	70,632
PIMCO Long-Term Credit Fund	22,348,489	268,852
PIMCO Long-Term U.S. Government Fund	1,085,149	12,989
PIMCO Low Duration Fund	4,354,388	45,634
PIMCO Real Return Asset Fund	46,620,817	544,531
PIMCO Real Return Fund	7,717,107	86,432
PIMCO RealEstateRealReturn Strategy Fund	19,957,734	83,423
PIMCO Short-Term Fund	69	1
PIMCO Small Cap StocksPLUS® TR Fund	22,293,876	144,687
PIMCO StocksPLUS® Fund	156,958	1,111
PIMCO StocksPLUS® Total Return Fund	298,565	1,926
PIMCO StocksPLUS® TR Short Strategy Fund	151,710,887	810,136
PIMCO Total Return Fund	82,213,893	925,728
PIMCO Unconstrained Bond Fund	36,562,274	405,110

Total Mutual Funds (Cost $5,850,302)		6,005,340

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$2,261	2,261

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $2,311. Repurchase proceeds are $2,261.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.4%
	2,296,784	23,000

Total Short-Term Instruments (Cost $25,261)		25,261

Total Investments 113.9% (Cost $5,875,563)		$6,030,601
Other Assets and Liabilities (Net) (13.9%)		(737,038)

Net Assets 100.0%		$5,293,563

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each PIMCO Fund.

(c)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Mutual Funds	$6,005,340	$0	$0	$6,005,340
Short-Term Instruments	23,000	2,261	0	25,261

Investments, at value	$6,028,340	$2,261	$0	$6,030,601

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

All Asset Fund

June 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 100.0%
PIMCO CommoditiesPLUS Strategy Fund	35,498,908	$356,409
PIMCO CommodityRealReturn Strategy Fund®	83,242,526	614,330
PIMCO Convertible Fund	41,730,100	519,122
PIMCO Developing Local Markets Fund	91,889,927	896,846
PIMCO Diversified Income Fund	49,875,895	547,139
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	73,027,354	755,833
PIMCO Emerging Local Bond Fund	65,015,228	654,053
PIMCO Emerging Markets Bond Fund	17,614,213	188,648
PIMCO EqS Pathfinder FundTM	20,816,790	192,139
PIMCO Floating Income Fund	21,334,760	186,892
PIMCO Foreign Bond Fund (Unhedged)	817,446	8,232
PIMCO Fundamental Advantage Total Return Strategy Fund	574,582,317	2,706,283
PIMCO Fundamental IndexPLUSTM Fund	2,351,097	14,107
PIMCO Fundamental IndexPLUSTM TR Fund	20,443,655	106,307
PIMCO Global Advantage Strategy Bond Fund	33,229,547	363,531
PIMCO High Yield Fund	30,162,258	266,936
PIMCO Income Fund	60,588,657	638,604
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	16,080,972	131,221
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	15,066,539	82,113
PIMCO Investment Grade Corporate Bond Fund	83,983,709	944,817
PIMCO Long Duration Total Return Fund	4,724,998	53,723
PIMCO Long-Term Credit Fund	82,292,115	989,974
PIMCO Long-Term U.S. Government Fund	2,338,829	27,996
PIMCO Low Duration Fund	19,712,403	206,586
PIMCO Real Return Asset Fund	176,676,692	2,063,584
PIMCO Real Return Fund	25,943,340	290,565
PIMCO RealEstateRealReturn Strategy Fund	58,698,348	245,359
PIMCO Short-Term Fund	31,594,069	311,518
PIMCO Small Cap StocksPLUS® TR Fund	15,701,307	101,901
PIMCO StocksPLUS® Fund	1,473,815	10,435
PIMCO StocksPLUS® Total Return Fund	7,341,478	47,353
PIMCO Total Return Fund	18,478,274	208,065
PIMCO Unconstrained Bond Fund	112,342,089	1,244,750

Total Mutual Funds (Cost $15,343,688)		15,975,371

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$2,600	2,600

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $2,654. Repurchase proceeds are $2,600.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.1%
	1,997,223	20,000

Total Short-Term Instruments (Cost $22,600)		22,600

Total Investments 100.1% (Cost $15,366,288)		$15,997,971
Other Assets and Liabilities (Net) (0.1%)		(22,079)

Net Assets 100.0%		$15,975,892

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each PIMCO Fund.

(c)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Mutual Funds	$15,975,371	$0	$0	$15,975,371
Short-Term Instruments	20,000	2,600	0	22,600

Investments, at value	$15,995,371	$2,600	$0	$15,997,971

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

California Intermediate Municipal Bond Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.2%
American International Group, Inc.
4.700% due 10/01/2010	$400	$402
8.175% due 05/15/2068	700	558
8.250% due 08/15/2018	100	102

Total Corporate Bonds & Notes (Cost $1,159)		1,062

MUNICIPAL BONDS & NOTES 92.2%
CALIFORNIA 86.8%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	900	915
Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	292
Baldwin Park, California Unified School District Revenue Notes, Series 2009
0.000% due 08/01/2014	500	443
Bonita, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	125	134
Brea, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	65	71
Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,471
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	1,000	981
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,000	2,034
California State Bay Area Toll Authority Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	564
California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2014	500	439
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	582
5.000% due 10/01/2013	570	628
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	832
California State Encinitas Union School District General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,047
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	1,000	1,106
California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	80	90
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	554

California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	350	352
California State Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	290
California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35
California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,439
California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	661
California State M-S-R Public Power Agency Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2019	1,000	1,124
California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	2,000	2,279
California State Pasadena Area Community College District General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	284
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,110
California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	1,000	1,100
California State Public Works Board Revenue Notes, (NPFGC-FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,714
California State San Joaquin Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,795
California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 07/01/2018	2,000	1,442
California State Southwestern Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 08/01/2016	400	453
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	807
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (a)	2,150	1,761
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,500	1,504
California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,045
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	130
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	500	526

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	907
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	513
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	703
5.375% due 09/01/2017	800	804
Contra Costa, California Water District Revenue Notes, Series 2010
4.000% due 10/01/2015	250	275
Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,709
Diablo, California Water District Certificates of Participation Notes, Series 2010
4.000% due 01/01/2016	125	136
El Monte, California Union High School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	1,117
Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	783
Fresno, California Revenue Notes, Series 2010
4.000% due 06/01/2016	40	42
Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2014	125	111
0.000% due 08/01/2015	140	118
Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	865	689
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,038
5.250% due 11/15/2019	500	514
Long Beach, California Revenue Notes, Series 2010
5.000% due 05/15/2016	925	1,061
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	250
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (FSA Insured), Series 2010
5.000% due 06/01/2018	640	726
Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 05/15/2016	1,000	1,067
Los Angeles, California Department of Water & Power Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	1,000	1,085
Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	267
Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
4.000% due 03/15/2014	250	269

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,751
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	397
Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	854
Oakland, California Port Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2000
5.750% due 11/01/2012	495	495
Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	250	236
Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	256
Sacramento County, California Sanitation District Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,123
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	380	433
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,424
San Diego, California Public Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	500	571
San Diego, California Redevelopment Agency Tax Allocation Bonds, (XLCA Insured), Series 2004
5.250% due 09/01/2016	1,000	1,049
San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,428
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,357
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2010
5.000% due 05/01/2023	25	27
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,075
San Francisco, California Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,201
San Jose, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,034
San Jose, California Redevelopment Agency Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,126
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	812
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,115

Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,407
Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	362
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.902% due 05/15/2030	1,500	999
University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,273
University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	1,740	1,923
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	395
University of California Revenue Notes, Series 2009
5.000% due 05/15/2016	85	97
Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2013	400	373
West Contra Costa, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,101

		76,912

NEW JERSEY 0.3%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	220	231

PUERTO RICO 3.8%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
0.837% due 07/01/2020	1,000	831
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	536
Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,330
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	500	529
Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	150

		3,376

TEXAS 0.1%
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	95

VIRGIN ISLANDS 1.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,015

Total Municipal Bonds & Notes (Cost $79,445)		81,629

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011	5,200	50

Total Convertible Preferred Securities (Cost $390)		50

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.5%
REPURCHASE AGREEMENTS 5.5%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$4,889	4,889

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $4,990. Repurchase proceeds are $4,889.)
Total Short-Term Instruments (Cost $4,889)		4,889

Total Investments 98.9% (Cost $85,883)		$87,630
Other Assets and Liabilities (Net) 1.1%		965

Net Assets 100.0%		$88,595

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security becomes interest bearing at a future date.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$1,062	$0	$1,062
Municipal Bonds & Notes
California	0	76,912	0	76,912
New Jersey	0	231	0	231
Puerto Rico	0	3,376	0	3,376
Texas	0	95	0	95
Virgin Islands	0	1,015	0	1,015
Convertible Preferred Securities	50	0	0	50
Short-Term Instruments	0	4,889	0	4,889

Investments, at value	$50	$87,580	$0	$87,630

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

California Short Duration Municipal Income Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.4%
American Express Bank FSB
0.430% due 07/13/2010	$250	$250
American International Group, Inc.
4.700% due 10/01/2010	300	301
5.600% due 10/18/2016	100	92
8.175% due 05/15/2068	100	80
General Electric Capital Corp.
0.491% due 07/27/2012	150	147
SLM Corp.
4.500% due 07/26/2010	450	451

Total Corporate Bonds & Notes (Cost $1,290)		1,321

MUNICIPAL BONDS & NOTES 97.2%
CALIFORNIA 94.2%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	545
Alta Loma, California School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 08/01/2012	400	386
Anaheim, California Public Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2010	2,275	2,281
4.000% due 08/01/2012	350	371
Brentwood, California Union School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.250% due 08/01/2017	110	122
Brentwood, California Union School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2007
5.250% due 08/01/2016	135	150
Calaveras, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2012	560	582
3.000% due 08/01/2013	460	481
Calaveras, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	300	307
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	508
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
3.000% due 09/01/2012	1,000	1,013
4.000% due 09/01/2015	750	772
California State Bay Area Governments Association Revenue Notes, (XLCA Insured), Series 2006
5.000% due 08/01/2013	750	752
California State Bay Area Toll Authority Revenue Bonds, Series 2007
0.220% due 04/01/2047	1,250	1,250
California State Bay Area Toll Authority Revenue Bonds, Series 2008
0.230% due 04/01/2045	1,000	1,000
California State Bay Area Toll Authority Revenue Notes, Series 2006
5.000% due 04/01/2015	100	114

California State Calleguas-Las Virgenes Public Financing Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	400	437
California State Cardiff School District General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	530
California State Central Contra Costa Sanitation District Certificates of Participation Notes, Series 2009
4.000% due 09/01/2011	1,000	1,040
California State Cerritos Community College District General Obligation Notes, Series 2009
4.000% due 08/01/2011	400	415
California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 05/01/2014	315	344
California State Department of Water Resources Revenue Bonds, Series 2002
6.000% due 05/01/2014	3,050	3,389
California State Department of Water Resources Revenue Notes, (NPFGC-IBC Insured), Series 2002
5.500% due 05/01/2012	700	761
California State Department of Water Resources Revenue Notes, Series 2002
5.500% due 05/01/2011	185	193
California State Department of Water Resources Revenue Notes, Series 2005
0.280% due 05/01/2011	100	100
California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	855	923
California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	1,150	1,175
California State East Side Union High School District General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	165
California State East Side Union High School District General Obligation Notes, (XLCA Insured), Series 2005
4.000% due 08/01/2012	200	211
California State Eastern Municipal Water District Revenue Bonds, Series 2008
0.200% due 07/01/2020	1,750	1,750
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.170% due 10/01/2026	1,100	1,100
0.170% due 10/01/2036	2,600	2,600
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2011	625	657
5.000% due 11/01/2013	525	579
California State Educational Facilities Authority Revenue Notes, Series 2010
1.050% due 10/01/2015	4,000	3,981
3.000% due 10/01/2012	1,315	1,364
California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	200	216
4.000% due 09/01/2014	220	237
California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	1,455	1,502

California State General Obligation Bonds, Series 2004
0.260% due 05/01/2034	1,000	1,000
5.000% due 07/01/2016	2,000	2,074
California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	3,175	3,180
California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,175	1,274
California State General Obligation Notes, Series 2008
5.000% due 01/01/2011	1,500	1,532
5.000% due 04/01/2015	450	502
California State Health Facilities Financing Authority Revenue Bonds, Series 1998
0.160% due 09/01/2028	2,250	2,250
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
0.190% due 10/01/2031	2,000	2,000
0.210% due 10/01/2031	1,150	1,150
5.500% due 08/15/2018	250	277
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
0.100% due 09/01/2038	100	100
5.000% due 07/01/2037	1,250	1,327
California State Health Facilities Financing Authority Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 11/01/2011	150	156
California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	500
California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,096
California State Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2011	1,000	1,027
5.000% due 08/15/2011	1,000	1,041
5.000% due 03/01/2014	250	268
5.000% due 08/15/2014	350	380
California State Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	750	781
4.000% due 11/15/2011	1,000	1,040
5.000% due 11/15/2012	1,000	1,083
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
3.750% due 12/01/2018	2,000	2,007
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.120% due 09/01/2038	725	725
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2009
0.120% due 11/01/2026	2,500	2,500
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
0.260% due 09/01/2031	1,300	1,300
2.250% due 11/01/2026	3,000	3,010
California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,250	1,401

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
5.000% due 02/01/2014	750	824
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2009
0.100% due 12/01/2016	5,000	5,000
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2010
3.000% due 05/15/2013	415	436
California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	250	285
California State M-S-R Public Power Agency Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2011	510	527
California State Municipal Finance Authority Certificates of Participation Notes, Series 2009
3.000% due 02/01/2011	500	501
California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,612
California State Northern Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	2,850	2,945
California State OMWD Financing Authority Revenue Notes, Series 2009
3.000% due 06/01/2012	160	166
California State Padre Dam Municipal Water District Certificates of Participation Notes, Series 2009
2.000% due 10/01/2010	200	201
3.000% due 10/01/2011	200	205
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.100% due 11/01/2026	100	100
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	154
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	300
California State Public Works Board Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 10/01/2017	380	413
California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	817
California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2013	2,680	2,870
4.000% due 03/01/2014	3,630	3,841
California State Rim World Unified School District General Obligation Notes, (FSA Insured), Series 2009
3.000% due 08/01/2012	275	286
California State University Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2011	1,400	1,481
California State University Revenue Notes, (FSA Insured), Series 2004
3.500% due 11/01/2012	2,565	2,718
California State Westside Elementary School District General Obligation Notes, Series 2009
3.000% due 08/01/2010	220	220

California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	279
California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,079
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.140% due 08/15/2041	700	700
0.170% due 12/01/2037	2,000	2,000
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,305
5.500% due 08/01/2014	2,610	2,922
California Statewide Communities Development Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 08/15/2012	425	456
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	162
California Statewide Communities Development Authority Revenue Notes, (Radian Insured), Series 2005
5.000% due 04/01/2011	100	101
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	750	788
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2011	325	335
5.000% due 07/01/2012	640	674
California Statewide Communities Development Authority Revenue Notes, Series 2006
4.500% due 11/15/2012	370	374
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2013	2,500	2,718
5.000% due 06/15/2013	1,000	1,086
California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,056
Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,197
Carlsbad, California Unified School District Certificates of Participation Notes, Series 2009
2.000% due 10/01/2011	425	429
Castaic Lake, California Water Agency Certificates of Participation Notes, Series 2010
4.000% due 08/01/2012	610	648
4.000% due 08/01/2015	130	143
Central Valley, California Financing Authority Revenue Notes, Series 2009
3.000% due 07/01/2011	750	763
4.000% due 07/01/2012	750	789
Contra Costa, California Water District Revenue Notes, Series 2010
4.000% due 10/01/2013	2,910	3,166
Cucamonga County, California Water District Certificates of Participation Notes, (FSA Insured), Series 2009
2.500% due 09/01/2011	450	459

Cucamonga County, California Water District Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	270
Desert Sands, California Unified School District Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	1,000	1,042
El Dorado, California Union High School District Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	412
El Monte, California School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,507
Folsom, California Public Financing Authority Revenue Notes, Series 2010
2.000% due 09/01/2010 (a)	160	160
Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2011	360	363
Fontana, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 05/01/2011	350	360
Fremont, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2012	610	648
4.000% due 08/01/2013	700	756
Fresno, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	328
Golden Empire, California Schools Financing Authority Revenue Notes, Series 2010
4.000% due 05/01/2012	2,000	2,071
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,175	1,306
5.000% due 06/01/2043	100	111
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	113
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (XLCA-ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,953
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	2,500	2,814
5.500% due 06/01/2043	2,655	2,989
5.625% due 06/01/2038	3,665	4,139
6.250% due 06/01/2033	6,650	7,399
6.625% due 06/01/2040	2,020	2,338
6.750% due 06/01/2039	4,870	5,655
7.875% due 06/01/2042	105	125
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.200% due 06/01/2012	600	612
5.000% due 06/01/2011	500	509
Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	185	182
0.000% due 08/01/2012	100	96
0.000% due 08/01/2013	115	107

Huntington Beach, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 09/01/2012	250	261
4.000% due 09/01/2013	225	243
Indio, California Water Authority Revenue Notes, (AMBAC Insured), Series 2006
4.000% due 04/01/2011	300	307
Industry, California General Obligation Notes, Series 2009
4.000% due 07/01/2011	275	284
4.000% due 07/01/2012	1,000	1,059
5.000% due 07/01/2013	750	830
Irvine, California Public Facilities & Infrastructure Authority Revenue Bonds, Series 1985
0.260% due 11/01/2010	1,045	1,045
Irvine, California Special Assessment Bonds, Series 1994
0.160% due 09/02/2020	466	466
Irvine, California Special Assessment Bonds, Series 2000
0.160% due 09/02/2025	2,000	2,000
Irvine, California Unified School District Special Tax Notes, (AGC Insured), Series 2009
3.000% due 09/01/2010	1,500	1,504
Jefferson Union, California High School District General Obligation Notes, (FSA Insured), Series 2010
3.000% due 08/01/2012	200	208
Laguna Beach, California General Obligation Bonds, Series 2001
5.000% due 08/15/2011	125	131
Lake Arrowhead, California Community Services District Certificates of Participation Notes, Series 2009
2.500% due 10/01/2011	645	657
3.000% due 10/01/2012	300	311
Lancaster, California Redevelopment Agency Revenue Notes, Series 2010
3.000% due 12/01/2011	120	123
Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	196
Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2012	90	93
4.000% due 06/01/2013	110	114
Long Beach, California Revenue Notes, Series 2010
4.000% due 05/15/2013	2,000	2,167
Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2011	1,000	1,048
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.250% due 07/01/2031	1,195	1,195
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC Insured), Series 2003
5.250% due 07/01/2012	155	168
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC-FGIC Insured), Series 2005
5.000% due 10/01/2012	425	429

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	256
3.000% due 08/01/2012	500	524
Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 05/15/2012	230	247
Los Angeles, California Department of Airports Revenue Notes, Series 2009
3.000% due 05/15/2011	500	509
5.000% due 05/15/2013	250	275
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.100% due 07/01/2034	400	400
Los Angeles, California Department of Water & Power Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	558
Los Angeles, California General Obligation Notes, (NPFGC Insured), Series 2002
5.250% due 09/01/2011	730	771
Los Angeles, California Harbor Department Revenue Notes, Series 2009
5.000% due 08/01/2012	1,000	1,086
Los Angeles, California Unified School District Certificates of Participation Notes, Series 2010
3.000% due 12/01/2011	750	771
Los Angeles, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2007
4.000% due 07/01/2010	1,000	1,000
Los Angeles, California Unified School District General Obligation Notes, Series 2009
5.000% due 07/01/2014	2,000	2,239
Los Angeles, California Unified School District General Obligation Notes, Series 2010
4.000% due 07/01/2012	300	318
Los Angeles, California Wastewater System Revenue Notes, (AMBAC Insured), Series 2006
4.500% due 02/01/2013	250	270
Los Angeles, California Wastewater System Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 06/01/2011	100	104
Los Angeles, California Wastewater System Revenue Notes, Series 2009
4.000% due 02/01/2013	1,985	2,122
Menlo Park, California City School District General Obligation Notes, Series 2010
0.000% due 07/01/2013	150	145
Merced, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
2.000% due 08/01/2010	775	776
Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
2.500% due 03/15/2011	275	278
3.000% due 03/15/2012	400	414
Mission Viejo, California Community Development Financing Authority Revenue Notes, Series 2009
5.000% due 05/01/2013	530	584
Modesto, California Certificates of Participation Bonds, (AGC Insured), Series 2008
0.310% due 10/01/2036	2,960	2,960

Montebello, California Unified School District General Obligation Notes, (FSA Insured), Series 2008
3.000% due 08/01/2011	145	149
Monterey County, California Certificates of Participation Notes, (FSA Insured), Series 2009
4.000% due 08/01/2013	1,455	1,561
Mount Diablo, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 06/01/2012	85	91
Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,250	1,068
Newport Beach, California Revenue Bonds, Series 2008
0.160% due 12/01/2040	2,000	2,000
Newport Beach, California Revenue Bonds, Series 2009
4.000% due 12/01/2038	4,000	4,071
5.000% due 12/01/2038	1,500	1,607
Norco, California Redevelopment Agency Tax Allocation Notes, Series 2010
3.000% due 03/01/2013	125	127
Norwalk-La Mirada, California Unified School District General Obligation Notes, (FSA Insured), Series 2009
4.000% due 08/01/2013	880	942
Oak Grove, California School District General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	56
Orange County, California Ocean View School District Revenue Notes, (FSA Insured), Series 2010
3.000% due 03/01/2012	430	442
3.500% due 03/01/2013	300	315
Orange County, California Public Financing Authority Revenue Notes, (NPFGC insured), Series 2005
5.000% due 07/01/2011	100	104
Orange County, California Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 06/01/2013	720	796
Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	109
Orchard, California School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 08/01/2012	125	133
Pasadena, California Certificates of Participation Bonds, Series 2008
0.180% due 02/01/2035	4,100	4,100
Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	593
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	107
Placentia, California Public Financing Authority Special Tax Notes, Series 2009
2.625% due 09/01/2011	675	680

Placer County, California Unified School District Certificates of Participation Notes, (FSA Insured), Series 2009
3.000% due 08/01/2011	200	204
3.000% due 08/01/2012	245	252
3.000% due 08/01/2013	350	361
Pleasanton, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	167
Pleasanton, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	140
Redding, California Joint Powers Financing Authority Revenue Notes, (NPFGC Insured), Series 2002
4.000% due 12/01/2010	50	51
Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	146
Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.270% due 06/01/2029	7,795	7,795
Riverside, California Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	561
Riverside, California Revenue Bonds, (NPFGC-FGIC Insured), Series 1993
5.000% due 08/01/2010	1,000	1,003
Riverside, California Revenue Notes, Series 2009
4.000% due 08/01/2012	500	528
5.000% due 10/01/2013	2,000	2,216
Roseville, California Certificates of Participation Notes, Series 2009
3.000% due 02/01/2013	1,065	1,096
Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	104
Sacramento County, California Certificates of Participation Notes, Series 2010
3.000% due 02/01/2011	2,000	2,016
Sacramento County, California Revenue Notes, Series 2009
3.000% due 07/01/2012	550	569
Sacramento, California Financing Authority Revenue Bonds, (FSA Insured), Series 2002
5.375% due 12/01/2021	150	167
Sacramento, California Municipal Utility District Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,526
Sacramento, California Municipal Utility District Revenue Notes, Series 2009
4.000% due 07/01/2011	650	668
5.000% due 07/01/2012	500	537
San Bernardino County, California Certificates of Participation Notes, Series 2009
3.000% due 08/01/2010	470	471
5.000% due 08/01/2013	1,000	1,079
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2011	200	207

San Diego County, California Certificates of Participation Notes, Series 2009
4.000% due 10/01/2012	2,800	2,969
San Diego County, California Water Authority Certificates of Participation Notes, (FSA Insured), Series 2008
5.000% due 05/01/2014	50	57
San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC-FGIC Insured), Series 2005
5.250% due 05/01/2013	675	750
San Diego, California Unified School District General Obligation Notes, Series 2009
0.000% due 07/01/2012	325	316
San Francisco, California City & County Airports Commission Revenue Notes, (FSA Insured), Series 2009
3.000% due 05/01/2011	1,000	1,018
3.500% due 05/01/2012	1,000	1,046
San Francisco, California City & County Airports Commission Revenue Notes, (NPFGC-FGIC Insured), Series 2003
4.000% due 05/01/2011	1,000	1,024
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	305
San Francisco, California City & County Certificates of Participation Notes, Series 2009
1.950% due 04/01/2011	1,600	1,610
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.280% due 04/01/2030	790	790
San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,000	1,041
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	2,250	2,472
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	475	503
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/01/2012	740	787
San Francisco, California Unified School District General Obligation Notes, Series 2010
4.000% due 06/15/2013	1,300	1,408
San Jose, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.000% due 08/01/2022	2,000	2,027
San Jose, California Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2002
4.000% due 08/01/2011	300	304
San Jose, California Unified School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2006
5.000% due 08/01/2014	375	424
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	271

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	361
5.000% due 07/15/2014	150	166
San Rafael, California Redevelopment Agency Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	1,079
5.000% due 12/01/2014	1,020	1,145
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	201
Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	929
Santa Barbara, California Community College District General Obligation Notes, Series 2008
4.000% due 08/01/2010	155	155
Santa Barbara, California Financing Authority Revenue Notes, Series 2009
4.000% due 07/01/2012	400	422
Santa Clara County, California Financing Authority Revenue Notes, Series 2008
5.000% due 11/15/2014	2,500	2,833
Santa Clara, California Valley Transportation Authority Revenue Bonds, Series 2008
0.210% due 04/01/2036	705	705
Santa Clara, California Valley Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	171
Santa Margarita-Dana, California Point Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	252
Santa Margarita-Dana, California Point Authority Special Assessment Notes, Series 2009
5.000% due 08/01/2012	1,075	1,167
Santa Monica, California Community College District General Obligation Notes, (NPFGC-FGIC Insured), Series 2007
0.000% due 08/01/2013	225	212
Solano County, California Certificates of Participation Notes, Series 2009
5.000% due 11/15/2012	1,930	2,074
South Coast, California Water District Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2012	230	239
3.000% due 02/01/2013	100	105
South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	135
South Orange County, California Public Financing Authority Special Tax Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/15/2011	205	212
Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	1,405	1,465
Southern California State Metropolitan Water District Revenue Bonds, Series 2008
0.220% due 07/01/2037	4,000	4,000
Southern California State Metropolitan Water District Revenue Notes, Series 2009
5.000% due 07/01/2012	1,000	1,087

Southern California State Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2011	1,750	1,848
6.750% due 07/01/2013	2,700	3,119
Southern California State Public Power Authority Revenue Bonds, Series 2008
0.120% due 07/01/2020	3,050	3,050
Stockton, California Public Financing Authority Revenue Notes, Series 2009
4.000% due 10/01/2012	1,925	2,030
Torrance, California Certificates of Participation Notes, Series 2009
3.000% due 09/01/2011	175	178
3.000% due 09/01/2012	175	180
Torrance, California Unified School District General Obligation Notes, Series 2009
1.800% due 08/01/2011	30	30
4.000% due 08/01/2011	500	519
Tustin, California Special Assessment Bonds, Series 1996
0.170% due 09/02/2013	2,034	2,034
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.902% due 05/15/2030	1,000	666
University of California Regents Medical Center Revenue Notes, Series 2009
4.000% due 05/15/2012	900	952
University of California Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	350	364
5.000% due 05/15/2012	350	378
University of California Revenue Notes, (FSA Insured), Series 2007
5.000% due 05/15/2015	45	51
University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	305
University of California Revenue Notes, Series 2008
4.000% due 05/15/2013	100	108
Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104
Val Verde, California Unified School District General Obligation Notes, (FSA Insured), Series 2010
4.000% due 08/01/2012	990	1,049
Vernon, California Revenue Notes, Series 2009
4.000% due 08/01/2010	2,000	2,005
Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	50	49
Visalia, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2012	215	229
Washington, California Health Care District General Obligation Notes, Series 2009
6.000% due 08/01/2011	1,000	1,058
Washington, California Health Care District Revenue Notes, Series 2009
4.500% due 07/01/2011	125	129
West Basin, California Municipal Water District Certificates of Participation Notes, Series 2008
4.000% due 08/01/2010	500	501

West Contra Costa, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2010	1,275	1,277
West Hollywood, California Public Financing Authority Revenue Notes, Series 2009
3.000% due 02/01/2011	535	540
3.000% due 02/01/2012	695	713
Western Riverside County, California Regional Wastewater Authority Revenue Notes, (AGC Insured), Series 2009
3.000% due 09/01/2012	435	451
Westlake Village, California Certificates of Participation Notes, Series 2009
2.000% due 06/01/2011	310	313
Westminster, California School District General Obligation Notes, Series 2009
2.000% due 08/01/2011	555	561
Whittier, California Revenue Notes, Series 2009
3.000% due 06/01/2011	1,600	1,615

		294,184

GUAM 0.0%
Guam Economic Development & Commerce Authority Revenue Bonds, Series 2001
5.400% due 05/15/2031	25	26

NEW HAMPSHIRE 0.3%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.130% due 07/01/2033	990	990

PENNSYLVANIA 0.3%
Montgomery County, Pennsylvania Industrial Development Authority Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	885	969

PUERTO RICO 2.3%
Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,550
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2010	1,000	1,000
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
5.000% due 07/01/2012	2,000	2,143
5.000% due 07/01/2013	550	599
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2000
6.000% due 07/01/2039	1,750	1,767

		7,059

TEXAS 0.0%
Pflugerville, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
5.000% due 08/15/2013	130	146

VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Revenue Notes, Series 2009
5.000% due 10/01/2010	375	378

Total Municipal Bonds & Notes (Cost $300,157)		303,752

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
1.000% due 10/31/2011	2	2

Total U.S. Treasury Obligations (Cost $2)		2

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011	1,000	10

Total Convertible Preferred Securities (Cost $75)		10

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS 1.6%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$4,883	4,883

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $4,982. Repurchase proceeds are $4,883.)
Total Short-Term Instruments (Cost $4,883)		4,883

Total Investments 99.2% (Cost $306,407)		$309,968
Other Assets and Liabilities (Net) 0.8%		2,420

Net Assets 100.0%		$312,388

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$1,321	$0	$1,321
Municipal Bonds & Notes
California	0	294,184	0	294,184
Guam	0	26	0	26
New Hampshire	0	990	0	990
Pennsylvania	0	969	0	969
Puerto Rico	0	7,059	0	7,059
Texas	0	146	0	146
Virgin Islands	0	378	0	378
U.S. Treasury Obligations	0	2	0	2
Convertible Preferred Securities	10	0	0	10
Short-Term Instruments	0	4,883	0	4,883
Investments, at value	$10	$309,958	$0	$309,968

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Consolidated Schedule of Investments

CommoditiesPLUSTM Strategy Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 17.3%
BANKING & FINANCE 14.0%
American Express Bank FSB
0.477% due 05/29/2012		$1,200	$1,183
American International Group, Inc.
5.600% due 10/18/2016		1,500	1,377
Banco do Brasil S.A.
4.500% due 01/22/2015		900	913
Bank of America Corp.
1.037% due 09/11/2012		650	637
Bank of Montreal
2.850% due 06/09/2015		5,000	5,090
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015 (a)		7,000	7,062
Citigroup, Inc.
0.535% due 05/18/2011		400	397
5.500% due 04/11/2013		2,000	2,081
6.000% due 12/13/2013		1,950	2,047
Commonwealth Bank of Australia
2.900% due 09/17/2014		7,000	7,147
Dexia Credit Local
2.750% due 04/29/2014		1,000	1,009
FIH Erhvervsbank A/S
2.000% due 06/12/2013		4,000	4,029
General Electric Capital Corp.
2.625% due 12/28/2012		2,800	2,912
ING Bank NV
1.333% due 03/30/2012		1,000	1,004
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		1,600	1,702
Morgan Stanley
0.545% due 01/09/2012		2,500	2,432
1.029% due 03/01/2013	EUR	2,000	2,302
New York Life Global Funding
0.849% due 12/20/2013		800	951
NIBC Bank NV
2.800% due 12/02/2014		$14,000	14,200
PF Export Receivables Master Trust
6.436% due 06/01/2015		202	209
Regions Financial Corp.
0.707% due 06/26/2012		400	377
RSHB Capital S.A. for OJSC Russian Agricultural Bank
9.000% due 06/11/2014		400	451
SLM Corp.
0.546% due 10/25/2011		650	616
TNK-BP Finance S.A.
6.250% due 02/02/2015		400	403
7.500% due 03/13/2013		500	530
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		200	204
UBS AG
1.584% due 02/23/2012		600	602
White Nights Finance BV for Gazprom
10.500% due 03/08/2014		400	465

			62,332

INDUSTRIALS 2.7%
America Movil SAB de C.V.
3.625% due 03/30/2015		500	516
Celulosa Arauco y Constitucion S.A.
5.625% due 04/20/2015		500	539
Daimler Finance North America LLC
7.750% due 01/18/2011		1,000	1,033

Delta Air Lines, Inc.
6.200% due 07/02/2018 (a)	500	507
GTL Trade Finance, Inc.
7.250% due 10/20/2017	500	531
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	600	628
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	400	410
Noble Group Ltd.
6.625% due 03/17/2015	700	717
Petroleos Mexicanos
4.875% due 03/15/2015	400	416
Shell International Finance BV
3.100% due 06/28/2015	3,000	3,051
Total Capital S.A.
3.000% due 06/24/2015	1,500	1,517
WM Wrigley Jr. Co.
1.912% due 06/28/2011	2,000	2,000

		11,865

UTILITIES 0.6%
BP Capital Markets PLC
0.667% due 04/11/2011	100	96
2.750% due 02/27/2012	200	183
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	200	231
Columbus Southern Power Co.
0.937% due 03/16/2012	500	499
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	600	656
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014	320	358
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	500	536

		2,559

Total Corporate Bonds & Notes (Cost $75,953)		76,756

MORTGAGE-BACKED SECURITIES 0.1%
Wells Fargo Mortgage-Backed Securities Trust
5.000% due 03/25/2036	266	245

Total Mortgage-Backed Securities (Cost $236)		245

ASSET-BACKED SECURITIES 2.1%
American Express Credit Account Master Trust
0.390% due 02/15/2013	350	350
AMMC CDO
0.722% due 05/03/2018	1,500	1,413
BA Credit Card Trust
0.370% due 03/15/2014	500	498
0.380% due 11/15/2013	560	559
Callidus Debt Partners Fund Ltd.
0.564% due 04/17/2020	498	464
Chase Issuance Trust
0.370% due 03/15/2013	500	500
Entrust Financial Services, Inc.
1.389% due 10/26/2026	2,000	1,998
Ford Credit Auto Owner Trust
2.100% due 11/15/2011	747	749
Gallatin Funding Ltd.
0.686% due 08/15/2017	1,000	932
HSBC Home Equity Loan Trust
5.910% due 03/20/2036	812	815

Residential Asset Mortgage Products, Inc.
0.427% due 02/25/2037	478	465
SLC Student Loan Trust
0.537% due 03/15/2018	185	184
SLM Student Loan Trust
1.116% due 10/25/2013	109	109
1.816% due 04/25/2023	265	274
Structured Asset Investment Loan Trust
0.397% due 07/25/2036	10	10

Total Asset-Backed Securities (Cost $9,324)		9,320

SOVEREIGN ISSUES 0.3%
Export-Import Bank of Korea
8.125% due 01/21/2014	500	573
Korea Development Bank
4.375% due 08/10/2015	400	408
8.000% due 01/23/2014	500	570

Total Sovereign Issues (Cost $1,547)		1,551

SHORT-TERM INSTRUMENTS 78.6%
COMMERCIAL PAPER 5.5%
BP Capital Markets PLC
16.364% due 08/27/2010	250	243
Fannie Mae
0.240% due 10/05/2010	2,700	2,695
0.240% due 11/08/2010	7,000	6,980
0.255% due 09/01/2010	8,000	7,998
0.281% due 10/13/2010	200	200
Freddie Mac
0.243% due 10/06/2010	2,400	2,399
0.250% due 10/13/2010	4,000	3,998

		24,513

REPURCHASE AGREEMENTS 44.2%
Barclays Capital, Inc.
0.010% due 07/01/2010	3,700	3,700
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 3.625% due 01/15/2014 - 04/15/2028 valued at $3,780. Repurchase proceeds are $3,700.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	91,600	91,600
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.875% due 10/31/2011 - 06/30/2015 valued at $93,834. Repurchase proceeds are $91,600.)
Deutsche Bank AG
0.020% due 07/01/2010	89,000	89,000

(Dated 06/30/2010. Collateralized by Fannie Mae 0.250% - 5.151% due 04/18/2011 - 01/24/2011 valued at $45,413 and U.S. Treasury Notes 3.375% due 11/15/2019 valued at $45,579. Repurchase proceeds are $89,000.)

JPMorgan Chase Bank N.A.
0.000% due 07/01/2010	3,700	3,700
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.375% due 01/15/2012 valued at $3,780. Repurchase proceeds are $3,700.)
0.020% due 07/01/2010	7,400	7,400
(Dated 06/30/2010. Collateralized by Freddie Mac 5.190% due 09/30/2010 valued at $7,549. Repurchase proceeds are $7,400.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	817	817
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $841. Repurchase proceeds are $817.)

		196,217

U.S. TREASURY BILLS 5.2%
0.194% due 07/01/2010 - 12/09/2010 (b)(d)	23,069	23,055

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 23.7%
	10,478,496	104,932

Total Short-Term Instruments (Cost $348,715)		348,717

PURCHASED OPTIONS (f) 0.2%
(Cost $995)		887

Total Investments 98.6% (Cost $436,770)		$437,476
Written Options (g) (0.2%) (Premiums $1,129)		(1,040)
Other Assets and Liabilities (Net) 1.6%		7,174

Net Assets 100.0%		$443,610

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $69 and cash of $9 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Wheat December Futures	Long	12/2010	80	$(54)
Wheat December Futures	Short	12/2010	80	48

				$(6)

(e)	Swap agreements outstanding on June 30, 2010:

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate(1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	CSIXTR Index	28,695	3-Month U.S. Treasury Bill rate plus a specified spread	$137,590	07/28/2010	BCLY	$(1,470)
Receive	CSIXTR Index	37,099	3-Month U.S. Treasury Bill rate plus a specified spread	180,510	07/28/2010	CSFB	(4,514)
Receive	CSIXTR Index	27,992	3-Month U.S. Treasury Bill rate plus a specified spread	136,200	07/28/2010	GSC	(3,407)
Receive	DJUBSF1T Index	175,147	3-Month U.S. Treasury Bill rate plus a specified spread	79,910	07/28/2010	JPM	(1,176)
Receive	DJUBSF3T Index	70,992	3-Month U.S. Treasury Bill rate plus a specified spread	37,540	07/28/2010	JPM	(586)
Pay	DJUBSTR Index	458,707	3-Month U.S. Treasury Bill rate plus a specified spread	117,520	07/28/2010	JPM	1,713

							$(9,440)

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/ Receive Variance(2)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.066	03/08/2011	GSC	$7,000	$(18)	$0	$(18)
Pay	NYMEX Natural Gas August Futures	0.258	07/27/2010	SOG	890	23	0	23
Pay	NYMEX WTI Crude August Futures	0.139	07/15/2010	JPM	3,090	59	0	59

						$64	$0	$64

(2)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(f)	Purchased options outstanding on June 30, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$109.000	12/31/2011	336	$995	$887

(g)	Written options outstanding on June 30, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX WTI Crude December Futures	$300.000	12/31/2011	336	$1,129	$1,040

(h)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	772	07/2010	JPM	$0	$(13)	$(13)
Sell		1,869	07/2010	RBS	5	0	5

					$5	$(13)	$(8)

(i)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$76,756	$0	$76,756
Mortgage-Backed Securities	0	245	0	245
Asset-Backed Securities	0	4,514	4,806	9,320
Sovereign Issues	0	1,551	0	1,551
Short-Term Instruments	104,931	243,786	0	348,717
Purchased Options	0	0	887	887

Investments, at value	$104,931	$326,852	$5,693	$437,476
Financial Derivative Instruments(3)	$(6)	$(9,384)	$(1,040)	$(10,430)

Totals	$104,925	$317,468	$4,653	$427,046

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 05/28/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Asset-Backed Securities	$0	$4,810	$1	$0	$(5)	$0	$0	$4,806	$(5)
Purchased Options	0	995	0	0	(108)	0	0	887	(108)

Investments, at value	$0	$5,805	$1	$0	$(113)	$0	$0	$5,693	$(113)
Financial Derivative Instruments(3)	$0	$(1,129)	$0	$0	$89	$0	$0	$(1,040)	$89

Totals	$0	$4,676	$1	$0	$(24)	$0	$0	$4,653	$(24)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Consolidated Schedule of Investments

CommodityRealReturn Strategy Fund®

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 9.4%
BANKING & FINANCE 8.5%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$43,300	$47,521
Ally Financial, Inc.
5.375% due 06/06/2011		12,562	12,593
6.000% due 12/15/2011		15,119	15,240
6.875% due 09/15/2011		3,900	3,973
7.250% due 03/02/2011		5,000	5,106
American Express Bank FSB
0.477% due 05/29/2012		200	197
0.500% due 06/12/2012		1,750	1,724
5.500% due 04/16/2013		6,800	7,354
5.550% due 10/17/2012		500	538
American Express Centurion Bank
0.430% due 07/13/2010		5,000	5,000
American Express Credit Corp.
0.510% due 06/16/2011		2,000	1,990
0.526% due 12/02/2010		6,491	6,491
5.875% due 05/02/2013		2,500	2,738
7.300% due 08/20/2013		1,570	1,779
American General Finance Corp.
4.625% due 09/01/2010		2,100	2,100
American Honda Finance Corp.
1.289% due 06/20/2011		26,700	26,860
American International Group, Inc.
0.794% due 04/26/2011	EUR	1,500	1,763
4.000% due 09/20/2011		200	239
4.950% due 03/20/2012		$1,150	1,153
5.850% due 01/16/2018		22,500	20,222
8.175% due 05/15/2068		23,800	18,980
8.250% due 08/15/2018		12,500	12,719
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		3,600	3,665
ANZ National International Ltd.
0.900% due 08/19/2014		30,000	30,263
6.200% due 07/19/2013		33,200	36,819
Banco do Brasil S.A.
4.500% due 01/22/2015		14,500	14,718
Banco Santander Chile
1.557% due 04/20/2012		31,500	31,498
Bank of America Corp.
0.830% due 06/11/2012	GBP	3,800	5,434
0.992% due 06/28/2011	EUR	3,000	3,601
5.375% due 06/15/2014		$15,000	15,775
7.375% due 05/15/2014		8,400	9,425
Bank of Scotland PLC
0.597% due 12/08/2010		5,000	4,992
Barclays Bank PLC
6.050% due 12/04/2017		41,300	41,768
7.434% due 09/29/2049		8,500	7,650
10.179% due 06/12/2021		22,940	28,779
Caelus Re Ltd.
6.788% due 06/07/2011		3,900	3,786
Citigroup Capital XXI
8.300% due 12/21/2057		7,600	7,440
Citigroup, Inc.
0.535% due 05/18/2011		200	198
0.662% due 03/16/2012		248	242
0.663% due 03/07/2014		3,000	2,774
5.250% due 02/27/2012		10,413	10,791
5.500% due 04/11/2013		21,000	21,849
6.125% due 05/15/2018		7,200	7,531
6.500% due 01/18/2011		5,000	5,122

Commonwealth Bank of Australia
1.038% due 06/25/2014		52,000	52,296
Countrywide Financial Corp.
5.800% due 06/07/2012		11,700	12,311
Credit Agricole S.A.
0.694% due 02/02/2012		3,000	2,985
Danske Bank A/S
5.914% due 12/29/2049		3,000	2,610
Dexia Credit Local
0.938% due 03/05/2013		46,600	46,650
El Paso Performance-Linked Trust
7.750% due 07/15/2011		3,600	3,729
FCE Bank PLC
7.125% due 01/16/2012	EUR	200	248
7.875% due 02/15/2011	GBP	3,000	4,538
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$200	204
7.250% due 10/25/2011		20,025	20,579
7.375% due 02/01/2011		7,800	7,947
7.500% due 08/01/2012		5,000	5,116
7.800% due 06/01/2012		7,500	7,728
9.750% due 09/15/2010		2,000	2,025
Foundation Re II Ltd.
7.195% due 11/26/2010		10,500	10,040
General Electric Capital Corp.
1.384% due 05/22/2013		3,920	3,868
5.500% due 09/15/2067	EUR	29,800	30,610
6.500% due 09/15/2067	GBP	2,600	3,453
GIE PSA Tresorerie
5.875% due 09/27/2011	EUR	3,500	4,415
Goldman Sachs Group, Inc.
0.963% due 02/04/2013		1,900	2,167
0.988% due 03/22/2016		$1,200	1,072
5.300% due 02/14/2012		5,000	5,207
5.375% due 02/15/2013	EUR	5,500	7,031
Green Valley Ltd.
4.240% due 01/10/2011		5,400	6,613
HBOS PLC
6.750% due 05/21/2018		$14,500	13,603
ING Bank NV
1.333% due 03/30/2012		900	903
International Lease Finance Corp.
1.084% due 07/06/2010	EUR	2,200	2,697
5.350% due 03/01/2012		$23,000	21,850
5.625% due 09/20/2013		7,700	6,988
6.375% due 03/25/2013		8,300	7,823
6.625% due 11/15/2013		9,700	9,045
JPMorgan Chase & Co.
0.663% due 06/25/2012		1,200	1,193
Kamp Re 2005 Ltd.
0.450% due 12/14/2010 (a)		1,382	527
LBG Capital No.1 PLC
7.625% due 10/14/2020	EUR	500	474
LBG Capital No.2 PLC
6.385% due 05/12/2020		5,100	4,514
LeasePlan Corp. NV
3.000% due 05/07/2012		$14,500	14,922
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	2,100,000	4,216
6.875% due 05/02/2018 (a)		$27,869	5,818
7.500% due 05/11/2038 (a)		5,000	9
Lloyds TSB Bank PLC
12.000% due 12/29/2049		21,200	21,333

Merna Reinsurance Ltd.
0.940% due 07/07/2010		27,000	26,995
Merrill Lynch & Co., Inc.
0.952% due 08/09/2013	EUR	5,000	5,689
1.082% due 03/22/2011		5,500	6,617
1.492% due 09/27/2012		7,200	8,464
5.450% due 02/05/2013		$12,255	12,867
6.050% due 08/15/2012		3,000	3,192
Metropolitan Life Global Funding I
0.643% due 08/13/2012		2,390	2,355
0.698% due 07/13/2011		10,600	10,592
0.787% due 03/15/2012		6,000	5,930
1.664% due 09/17/2012		73,000	73,288
2.437% due 06/10/2011		800	810
5.125% due 04/10/2013		12,800	13,857
Morgan Stanley
0.545% due 01/09/2012		1,800	1,751
0.595% due 01/09/2014		3,100	2,856
0.997% due 11/29/2013	EUR	1,000	1,128
1.029% due 03/01/2013		35,721	41,114
2.930% due 05/14/2013		$49,400	49,617
National Australia Bank Ltd.
0.775% due 01/08/2013		4,700	4,707
3.750% due 03/02/2015		25,000	25,633
5.350% due 06/12/2013		27,100	29,389
New York Life Global Funding
0.849% due 12/20/2013	EUR	2,950	3,506
4.650% due 05/09/2013		$200	215
Pacific Life Global Funding
5.150% due 04/15/2013		9,200	9,653
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,236
Pricoa Global Funding I
0.438% due 01/30/2012		5,100	5,003
0.737% due 09/27/2013		5,400	5,166
Prudential Financial, Inc.
4.260% due 06/10/2013		36,200	35,628
Royal Bank of Scotland Group PLC
0.580% due 10/14/2016		1,000	781
Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		31,100	30,196
SLM Corp.
0.476% due 07/26/2010		450	450
0.546% due 10/25/2011		2,175	2,061
0.737% due 03/15/2011		5,000	4,891
3.031% due 11/01/2016		700	484
3.125% due 09/17/2012	EUR	300	329
3.471% due 10/01/2014		$500	398
5.000% due 10/01/2013		5,000	4,785
5.050% due 11/14/2014		3,100	2,776
5.375% due 05/15/2014		1,000	915
Svenska Handelsbanken AB
1.536% due 09/14/2012		25,000	25,113
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		800	816
7.700% due 08/07/2013		3,300	3,574
8.700% due 08/07/2018		17,800	20,809
Vita Capital III Ltd.
1.391% due 01/01/2011		300	297
1.411% due 01/01/2012		8,000	7,773
Wells Fargo & Co.
7.980% due 03/29/2049		11,800	12,213
Wells Fargo Capital XIII
7.700% due 12/29/2049		14,500	14,718

Westpac Banking Corp.
2.700% due 12/09/2014	12,400	12,628
Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	20,000	20,175

		1,405,197

INDUSTRIALS 0.6%
Black & Decker Corp.
5.750% due 11/15/2016	5,000	5,670
Boston Scientific Corp.
6.000% due 06/15/2011	5,000	5,090
Con-way, Inc.
7.250% due 01/15/2018	10,000	10,879
DISH DBS Corp.
7.000% due 10/01/2013	5,000	5,175
DR Horton, Inc.
5.625% due 01/15/2016	5,000	4,700
6.500% due 04/15/2016	4,000	3,880
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,500	1,558
Gaz Capital S.A. for Gazprom
7.343% due 04/11/2013	4,600	4,888
8.146% due 04/11/2018	7,000	7,674
Limited Brands, Inc.
6.900% due 07/15/2017	2,000	2,015
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	1,500	1,541
7.450% due 07/15/2017	2,000	2,175
Masco Corp.
5.875% due 07/15/2012	2,145	2,209
MGM Resorts International
9.000% due 03/15/2020	1,800	1,859
Noble Group Ltd.
6.625% due 03/17/2015	800	820
Rexam PLC
6.750% due 06/01/2013	12,800	13,809
Southwest Airlines Co.
5.125% due 03/01/2017	3,000	3,050
Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,833
Tyco Electronics Group S.A.
6.550% due 10/01/2017	3,500	4,028
WM Wrigley Jr. Co.
1.912% due 06/28/2011	18,000	18,002

		102,855

UTILITIES 0.3%
BP Capital Markets PLC
0.667% due 04/11/2011	2,800	2,679
2.750% due 02/27/2012	1,700	1,559
3.625% due 05/08/2014	350	300
4.750% due 03/10/2019	1,410	1,174
British Telecommunications PLC
9.375% due 12/15/2010	20,200	20,893
Consolidated Natural Gas Co.
5.000% due 03/01/2014	5,000	5,423
Enel Finance International S.A.
5.700% due 01/15/2013	2,650	2,826
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,000	2,050

Verizon Wireless Capital LLC
3.750% due 05/20/2011	2,500	2,561

		39,465

Total Corporate Bonds & Notes (Cost $1,567,013)		1,547,517

CONVERTIBLE BONDS & NOTES 0.0%
Host Hotels & Resorts LP
2.625% due 04/15/2027	4,000	3,810

Total Convertible Bonds & Notes (Cost $3,836)		3,810

MUNICIPAL BONDS & NOTES 0.4%
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	900	817
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	910	916
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	200	203
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 01/01/2036	1,900	1,870
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	700	449
5.750% due 06/01/2047	1,900	1,357
Los Angeles, California Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	5,000	5,208
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	6,300	6,495
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,116
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,350	2,704
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	2,100	1,650
5.875% due 06/01/2047	16,000	11,488
6.000% due 06/01/2042	300	226
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	2,399
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,149
Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024	11,225	5,081
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,336
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	15,000	16,014

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	2,665	2,726
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,450	7,796

Total Municipal Bonds & Notes (Cost $77,713)		72,000

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.477% due 03/25/2036	1,646	1,537
0.792% due 02/25/2037	27,865	27,564
1.621% due 09/01/2044	1,280	1,277
1.627% due 10/01/2044	1,729	1,708
1.634% due 07/01/2044	586	582
2.262% due 04/01/2033	790	811
2.766% due 05/01/2035	605	633
3.115% due 04/01/2035	284	295
5.477% due 05/01/2036	222	234
5.950% due 02/25/2044	3,856	4,230
Freddie Mac
0.580% due 02/15/2019	22,064	22,104
0.620% due 01/15/2037	206	206
0.700% due 12/15/2030	18	18
0.750% due 11/15/2016 - 03/15/2017	1,001	1,000
2.631% due 01/01/2034	18	18
2.708% due 01/01/2034	536	557
2.981% due 06/01/2033	586	612
3.548% due 01/01/2034	901	938
5.000% due 01/15/2018 - 08/15/2020	5,165	5,446
5.250% due 08/15/2011	876	895
5.500% due 05/15/2016	539	540
Ginnie Mae
2.750% due 12/20/2035	1,475	1,509
3.625% due 07/20/2035	64	66
Small Business Administration
5.902% due 02/10/2018	4,898	5,447

Total U.S. Government Agencies (Cost $76,730)		78,227

U.S. TREASURY OBLIGATIONS 94.5%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	244,641	249,897
1.250% due 04/15/2014	629,682	658,264
1.375% due 07/15/2018	100,562	104,357
1.375% due 01/15/2020	416,858	427,573
1.625% due 01/15/2015 (h)	1,066,427	1,127,163
1.625% due 01/15/2018	535,514	564,967
1.750% due 01/15/2028	208	212
1.875% due 07/15/2013 (g)(h)	1,299,100	1,375,422
1.875% due 07/15/2015 (g)(h)	1,198,840	1,286,037
1.875% due 07/15/2019	579,094	621,576
2.000% due 04/15/2012	337,867	350,300
2.000% due 01/15/2014 (h)	1,160,065	1,236,919
2.000% due 07/15/2014 (h)	1,527,364	1,640,485
2.000% due 01/15/2016	687,857	742,886
2.000% due 01/15/2026	4,174	4,423
2.125% due 01/15/2019	413,976	452,495
2.375% due 01/15/2017	442,417	488,870
2.375% due 01/15/2025	35,045	38,963

2.500% due 07/15/2016 (g)(h)	1,311,402	1,461,087
2.500% due 01/15/2029 (g)	10,357	11,743
2.625% due 07/15/2017	799,615	902,878
3.000% due 07/15/2012 (h)	924,152	984,006
3.375% due 01/15/2012	123,200	129,947
3.875% due 04/15/2029	1,989	2,676
U.S. Treasury Notes
2.125% due 05/31/2015 (g)	92,800	94,446
2.750% due 05/31/2017 (g)	146,100	149,307
3.500% due 05/15/2020	150,000	157,172
3.625% due 08/15/2019 (g)	285,900	302,630

Total U.S. Treasury Obligations (Cost $15,161,347)		15,566,701

MORTGAGE-BACKED SECURITIES 2.8%
Adjustable Rate Mortgage Trust
2.856% due 09/25/2035	3,855	2,803
American Home Mortgage Assets
0.537% due 05/25/2046	469	252
1.332% due 11/25/2046	10,930	5,023
Arkle Master Issuer PLC
1.534% due 05/17/2060	49,900	49,613
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	10,140	10,282
5.837% due 06/10/2049	7,100	6,879
5.889% due 07/10/2044	600	611
5.928% due 05/10/2045	9,700	10,292
5.935% due 02/10/2051	7,100	7,427
Banc of America Funding Corp.
0.638% due 05/20/2035	534	293
5.978% due 01/20/2047	1,028	736
Banc of America Large Loan, Inc.
0.860% due 08/15/2029	414	379
Banc of America Mortgage Securities, Inc.
3.052% due 03/25/2035	1,617	1,391
4.176% due 07/25/2035	4,180	3,611
BCAP LLC Trust
0.517% due 01/25/2037	11,876	6,153
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	4,133	3,952
2.560% due 08/25/2035	8,064	7,626
2.760% due 03/25/2035	17,175	15,927
2.763% due 05/25/2033	146	145
2.934% due 03/25/2035	4,572	4,222
3.478% due 01/25/2035	5,348	5,172
5.701% due 02/25/2036	1,237	867
Bear Stearns Alt-A Trust
0.507% due 02/25/2034	2,064	1,546
0.567% due 12/25/2046	163	11
2.919% due 09/25/2034	1,138	862
4.539% due 09/25/2035	1,049	794
Chase Mortgage Finance Corp.
5.424% due 03/25/2037	5,891	4,821
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	914	934
Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035	1,184	1,085
2.510% due 08/25/2035	6,000	5,298
2.810% due 10/25/2035	1,930	1,602
2.820% due 12/25/2035	1,426	1,262
2.890% due 12/25/2035	1,020	525
3.157% due 08/25/2035	6,930	6,008
4.700% due 03/25/2036	727	577

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		3,600	3,658
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		1,299	953
Commercial Mortgage Pass-Through Certificates
6.010% due 12/10/2049		3,680	3,812
Countrywide Alternative Loan Trust
0.428% due 09/20/2046		134	133
0.527% due 05/25/2047		4,961	2,598
0.528% due 02/20/2047		11,933	5,970
0.542% due 12/20/2046		983	486
0.627% due 12/25/2035		693	453
1.412% due 12/25/2035		2,112	1,206
5.750% due 03/25/2037		1,100	718
5.784% due 11/25/2035		1,257	757
Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/2035		202	119
0.687% due 06/25/2035		4,917	4,035
5.117% due 10/20/2035		1,265	917
5.500% due 11/25/2035		1,418	1,274
5.920% due 09/25/2047		2,966	2,196
Deutsche ALT-A Securities, Inc.
0.440% due 10/25/2036		469	161
5.500% due 12/25/2035		1,500	1,019
Eurosail PLC
1.394% due 10/17/2040	EUR	9,391	9,924
First Horizon Asset Securities, Inc.
5.000% due 10/25/2020		$548	545
5.000% due 03/25/2035		1,300	1,299
Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046		1,882	1,706
Greenwich Capital Commercial Funding Corp.
0.491% due 11/05/2021		1,700	1,472
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		2,379	2,419
GSR Mortgage Loan Trust
2.943% due 09/25/2035		15,948	14,999
5.340% due 11/25/2035		1,019	842
Harborview Mortgage Loan Trust
0.438% due 01/19/2038		299	298
0.528% due 07/19/2046		13,965	7,897
0.568% due 05/19/2035		1,925	1,140
5.626% due 08/19/2036		2,401	1,959
Homebanc Mortgage Trust
0.527% due 12/25/2036		1,359	947
5.803% due 04/25/2037		1,188	975
Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037		8	8
Indymac IMSC Mortgage Loan Trust
0.527% due 07/25/2047		5,765	2,612
Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046		627	625
0.537% due 09/25/2046		9,861	5,330
5.099% due 09/25/2035		1,142	833
5.267% due 06/25/2035		1,104	793
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		9,790	10,100
5.440% due 06/12/2047		730	731
5.794% due 02/12/2051		9,500	9,633
JPMorgan Mortgage Trust
2.868% due 07/25/2034		772	708

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	3,750	3,742
5.430% due 02/15/2040	2,525	2,538
5.661% due 03/15/2039	9,810	10,161
5.866% due 09/15/2045	2,000	2,020
Luminent Mortgage Trust
0.517% due 12/25/2036	7,558	4,438
0.547% due 10/25/2046	2,662	1,486
MASTR Adjustable Rate Mortgages Trust
0.587% due 05/25/2037	1,162	541
Merrill Lynch Alternative Note Asset
0.647% due 03/25/2037	1,722	699
5.418% due 06/25/2037	1,438	743
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	2,200	2,196
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	1,487	1,131
2.994% due 05/25/2034	879	797
5.428% due 12/25/2035	937	873
Merrill Lynch Mortgage Trust
5.838% due 05/12/2039	10,170	10,885
Merrill Lynch Mortgage-Backed Securities Trust
5.604% due 04/25/2037	6,194	4,526
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	6,606	5,959
Morgan Stanley Capital I
5.447% due 02/12/2044	3,470	3,456
6.075% due 06/11/2049	11,235	11,437
Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045	3,300	3,467
Opteum Mortgage Acceptance Corp.
0.607% due 07/25/2035	654	568
Residential Accredit Loans, Inc.
0.647% due 08/25/2035	2,765	1,650
3.639% due 08/25/2035	790	314
5.714% due 02/25/2036	1,028	560
Residential Asset Securitization Trust
0.797% due 12/25/2036	1,932	649
6.250% due 10/25/2036	2,777	1,569
Residential Funding Mortgage Securities I
5.066% due 09/25/2035	3,947	2,834
Securitized Asset Sales, Inc.
2.848% due 11/26/2023	79	77
Sequoia Mortgage Trust
2.697% due 01/20/2047	2,454	1,968
Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036	1,110	828
Structured Asset Mortgage Investments, Inc.
0.417% due 08/25/2036	150	150
0.537% due 06/25/2036	1,008	553
0.567% due 05/25/2046	5,865	2,922
Structured Asset Securities Corp.
0.397% due 05/25/2036	93	90
3.051% due 10/25/2035	2,556	2,013
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	846	815
0.467% due 10/25/2046	13,135	12,819
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	30,630	27,837
5.617% due 05/15/2046	1,900	2,017
WaMu Mortgage Pass-Through Certificates
1.161% due 01/25/2047	7,526	3,964
1.181% due 04/25/2047	10,877	6,503
1.231% due 12/25/2046	3,026	1,937

1.392% due 06/25/2046	493	317
1.421% due 08/25/2046	1,789	1,079
1.621% due 11/25/2042	510	440
3.325% due 05/25/2046	343	219
3.359% due 07/25/2046	18,229	12,684
3.359% due 11/25/2046	2,419	1,582
4.735% due 09/25/2035	3,800	3,140
5.504% due 12/25/2036	10,814	7,964
5.795% due 02/25/2037	10,328	7,376
5.871% due 09/25/2036	5,293	4,147
Wells Fargo Mortgage-Backed Securities Trust
2.968% due 09/25/2034	3,265	3,278
4.807% due 03/25/2036	1,161	1,032
5.217% due 04/25/2036	1,500	1,272

Total Mortgage-Backed Securities (Cost $470,075)		465,503

ASSET-BACKED SECURITIES 0.8%
Aames Mortgage Investment Trust
0.497% due 08/25/2035	89	89
ACE Securities Corp.
0.407% due 10/25/2036	84	53
Ally Auto Receivables Trust
1.320% due 03/15/2012	2,020	2,025
Ameriquest Mortgage Securities, Inc.
0.547% due 08/25/2035	1,011	954
AMMC CDO
0.722% due 05/03/2018	3,400	3,202
ARES CLO Funds
0.764% due 03/12/2018	20,677	19,863
Asset-Backed Funding Certificates
0.697% due 06/25/2034	8,608	6,660
Bank of America Auto Trust
1.160% due 02/15/2012	13,702	13,719
Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036	237	223
0.423% due 10/25/2036	360	331
0.677% due 01/25/2036	152	149
0.867% due 07/25/2035	1,689	1,617
1.347% due 10/25/2037	4,085	3,166
Chase Issuance Trust
0.390% due 04/15/2013	1,000	999
0.800% due 09/17/2012	41,800	41,829
Citigroup Mortgage Loan Trust, Inc.
0.427% due 01/25/2037	264	199
Countrywide Asset-Backed Certificates
0.457% due 10/25/2046	794	779
0.747% due 07/25/2035	2,453	2,429
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	3,289	3,212
Ford Credit Auto Owner Trust
1.770% due 06/15/2012	7,225	7,267
Fremont Home Loan Trust
0.397% due 10/25/2036	34	34
0.407% due 01/25/2037	289	244
GSAA Trust
0.647% due 03/25/2037	1,867	978
GSAMP Trust
0.417% due 10/25/2036	33	30
HSI Asset Securitization Corp. Trust
0.397% due 10/25/2036	460	367
JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036	106	105

Lehman XS Trust
0.427% due 11/25/2046		456	454
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	15,251	18,555
Merrill Lynch Mortgage Investors, Inc.
0.417% due 07/25/2037		$400	390
Morgan Stanley ABS Capital I
0.387% due 10/25/2036		600	593
Morgan Stanley IXIS Real Estate Capital Trust
0.397% due 11/25/2036		36	35
Morgan Stanley Mortgage Loan Trust
0.707% due 04/25/2037		1,713	740
Nationstar Home Equity Loan Trust
0.467% due 04/25/2037		348	332
Park Place Securities, Inc.
0.607% due 09/25/2035		401	355
SLM Student Loan Trust
0.716% due 10/27/2014		128	128
Soundview Home Equity Loan Trust
0.407% due 11/25/2036		784	405
Structured Asset Investment Loan Trust
0.397% due 07/25/2036		94	93
Structured Asset Securities Corp.
0.397% due 10/25/2036		1,140	1,125

Total Asset-Backed Securities (Cost $138,069)			133,728

SOVEREIGN ISSUES 2.4%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	59,100	53,377
4.000% due 08/20/2015		39,500	56,069
4.000% due 08/20/2020		51,100	69,680
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,511	5,874
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		51,570	27,786
Canada Government Bond
2.000% due 12/01/2014	CAD	73,200	68,033
2.500% due 06/01/2015		48,900	46,310
Export-Import Bank of Korea
0.753% due 10/04/2011		$15,200	15,222
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	5,800	4,965
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$39,500	40,837

Total Sovereign Issues (Cost $398,012)			388,153

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		8,200	7,667

Total Convertible Preferred Securities (Cost $8,200)			7,667

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.4%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.639% due 12/16/2011		$42,600	42,590

COMMERCIAL PAPER 1.7%
BP Capital Markets PLC
16.364% due 08/27/2010	2,350	2,289
Fannie Mae
0.198% due 08/11/2010	90,700	90,679
0.240% due 09/27/2010	37,300	37,292
0.257% due 10/25/2010	10,700	10,676
0.281% due 10/13/2010	17,000	16,993
Federal Home Loan Bank
0.195% due 08/06/2010	16,100	16,097
0.210% due 08/20/2010	18,700	18,695
0.210% due 09/01/2010	78,000	77,988
Freddie Mac
0.250% due 10/13/2010	8,000	7,997

		278,706

REPURCHASE AGREEMENTS 1.6%
Banc of America Securities LLC
0.010% due 07/01/2010	112,500	112,500
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $114,918. Repurchase proceeds are $112,500.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	37,000	37,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $37,874. Repurchase proceeds are $37,000.)
Deutsche Bank AG
0.160% due 07/12/2010	30,000	30,000
(Dated 06/10/2010. Collateralized by U.S. Treasury Notes 1.250% due 11/30/2010 valued at $30,608. Repurchase proceeds are $30,000.)
Morgan Stanley
0.010% due 07/01/2010	1,100	1,100
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $1,127. Repurchase proceeds are $1,100.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	4,840	4,840
(Dated 06/30/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $87 and U.S. Treasury Notes 3.125% due 04/30/2017 valued at $4,851. Repurchase proceeds are $4,840.)
TD Securities (USA) LLC
0.010% due 07/01/2010	77,000	77,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 11/30/2016 valued at $78,792. Repurchase proceeds are $77,000.)

		262,440

U.S. TREASURY BILLS 7.9%
0.159% due 07/01/2010 - 12/09/2010 (b)(f)(h)	1,295,683	1,295,512

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.082% due 07/15/2010 (e)(f)(h)	6,761	6,761

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.0%
	32,222,510	322,676

Total Short-Term Instruments (Cost $2,208,644)		2,208,685

PURCHASED OPTIONS (j) 0.1%
(Cost $14,351)		8,400

Total Investments 124.3% (Cost $20,123,990)		$20,480,391
Written Options (k) (0.5%) (Premiums $52,303)		(78,320)
Other Assets and Liabilities (Net) (23.8%)		(3,923,088)

Net Assets 100.0%		$16,478,983

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $410 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	Securities with an aggregate market value of $176,119 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $1,842,822 at a weighted average interest rate of 0.209%. On June 30, 2010, securities valued at $1,413,585 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $22,458 and cash of $34 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	2,290	$1,007
90-Day Eurodollar December Futures	Long	12/2010	1,457	73
90-Day Eurodollar September Futures	Long	09/2010	7,110	(933)
Copper August Futures	Long	08/2010	45	(291)
Corn September Futures	Short	09/2010	750	268
Euro-Mill Wheat November Futures	Long	11/2010	403	195
Euro-Rapeseed August Futures	Long	08/2010	117	226
Robusta Coffee September Futures	Long	09/2010	207	427
Soybean Meal December Futures	Long	12/2010	240	31
Soybean November Futures	Long	11/2010	300	(476)
U.S. Treasury 10-Year Note September Futures	Long	09/2010	5,644	11,886
Wheat December Futures	Long	12/2010	896	(1,464)
Wheat December Futures	Short	12/2010	896	1,765
Wheat September Futures	Long	09/2010	210	(97)
Wheat September Futures	Short	09/2010	210	(34)
White Sugar July Futures	Long	07/2010	168	734
Yen-Corn July Futures	Long	07/2011	414	(315)
Zinc August Futures	Short	08/2010	162	(210)

				$12,792

(i)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.350%	$5,000	$(206)	$0	$(206)
Consolidated Natural Gas Co.	UBS	(0.590%	)	03/20/2014	0.468%	1,000	(5)	0	(5)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.583%	10,000	467	0	467
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	1.945%	1,000	(18)	0	(18)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	2.998%	5,000	(110)	0	(110)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	1.945%	2,000	(38)	0	(38)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	3.057%	5,000	502	261	241
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	3.075%	4,000	420	216	204
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	2.510%	4,000	115	85	30
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	6.396%	8,000	1,086	0	1,086
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	6.243%	7,700	241	(249)	490
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	6.396%	1,700	228	0	228
International Lease Finance Corp.	GSC	(5.000%	)	03/20/2012	5.962%	5,000	68	(137)	205
Limited Brands, Inc.	MSC	(3.113%	)	09/20/2017	2.457%	2,000	(81)	0	(81)
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	2.232%	2,000	14	0	14
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	1.237%	1,500	(20)	0	(20)
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.674%	2,145	32	49	(17)
Pearson Dollar Finance PLC	CITI	(0.570%	)	06/20/2013	0.469%	1,500	(5)	0	(5)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.469%	1,500	(19)	0	(19)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.000%	800	(11)	0	(11)
Rexam PLC	CITI	(1.450%	)	06/20/2013	1.000%	12,000	(162)	0	(162)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	12/20/2016	3.538%	800	109	65	44
Southwest Airlines Co.	DUB	(1.000%	)	03/20/2017	1.630%	3,000	111	150	(39)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.463%	3,500	58	0	58
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.921%	3,500	(8)	0	(8)

							$2,768	$440	$2,328

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%		$200	$(13)	$(14)	$1
BP Capital Markets PLC	CITI	5.000%	06/20/2015	5.604%		250	(5)	5	(10)
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%		2,000	(37)	(52)	15
BP Capital Markets PLC	GSC	5.000%	09/20/2015	5.528%		900	(16)	15	(31)
BP Capital Markets PLC	JPM	5.000%	09/20/2011	6.737%		300	(6)	(8)	2
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%		16,300	(256)	(174)	(82)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.610%		7,300	(365)	(213)	(152)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%		30,100	(473)	(329)	(144)
Brazil Government International Bond	HSBC	1.000%	06/20/2020	1.610%		11,600	(580)	(339)	(241)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%		7,000	(110)	(80)	(30)
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.342%		19,600	(309)	(263)	(46)
France Government Bond	BOA	0.250%	06/20/2015	0.887%		36,300	(1,083)	(700)	(383)
France Government Bond	CITI	0.250%	06/20/2015	0.887%		12,400	(370)	(262)	(108)
France Government Bond	JPM	0.250%	06/20/2015	0.887%		12,600	(376)	(445)	69
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.721%		2,500	(3)	0	(3)
General Electric Capital Corp.	BOA	1.000%	03/20/2011	1.694%		28,400	(134)	(184)	50
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.721%		2,000	(5)	0	(5)
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.694%		5,000	(23)	(41)	18
General Electric Capital Corp.	JPM	1.000%	03/20/2011	1.694%		48,500	(229)	(315)	86
General Electric Capital Corp.	MSC	1.000%	03/20/2011	1.694%		8,600	(41)	(71)	30
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.485%	EUR	35,600	(19)	0	(19)
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.804%		$2,800	(21)	(35)	14
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	1.901%		5,100	(205)	(122)	(83)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.901%		7,600	(305)	(182)	(123)
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.738%		4,200	53	50	3
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.738%		19,500	248	227	21
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%		15,000	190	116	74
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.738%		20,200	257	227	30
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.738%		22,000	279	212	67

							$(3,957)	$(2,977)	$(980)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP	EUR	30,000	$1,122	$0	$1,122
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		32,700	1,258	(77)	1,335
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		4,900	193	0	193
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		21,200	772	0	772
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		25,900	1,003	0	1,003
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		33,700	1,454	0	1,454
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM		12,300	348	0	348
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		67,500	1,988	0	1,988
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	46,000	(1,035)	(336)	(699)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		206,000	(2,533)	(49)	(2,484)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		38,200	47	79	(32)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		48,300	60	98	(38)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		62,900	304	241	63
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		130,300	484	263	221
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		197,800	1,983	1,594	389
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		161,700	(61)	(165)	104
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		600	7	5	2
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		126,900	1,376	1,015	361
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	674	92	582
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	970	70	900
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	3,863	462	3,401
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		77,800	85	(367)	452
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		266,800	398	179	219
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		121,900	181	169	12
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		95,900	220	0	220
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		45,700	162	(86)	248
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		25,000	120	106	14
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		120,000	733	475	258
Pay	3-Month USD-LIBOR	4.000%	12/16/2016	DUB		$130,000	6,185	4,647	1,538
Pay	3-Month USD-LIBOR	4.000%	12/16/2016	MSC		120,000	5,709	4,320	1,389
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	BCLY		57,400	4,038	2,663	1,375
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	HSBC		73,800	5,192	5,154	38
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	MSC		3,100	218	167	51

							$37,518	$20,719	$16,799

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn December Futures	$(441.600)	11/26/2010	MSC	1,613	$1,095	$0	$1,095
Receive	CBOT Corn December Futures	445.000	11/26/2010	MSC	2,000	(1,426)	0	(1,426)
Receive	CBOT Corn December Futures	447.000	11/26/2010	MSC	3,110	(2,280)	0	(2,280)

						$(2,611)	$0	$(2,611)

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive(6)	BCC2GO1P Index	10,455	0.000%	$7,410	07/28/2010	BCLY	$(277)
Receive(6)	BCC2LP1P Index	22,146	0.000%	12,470	07/28/2010	BCLY	(646)
Receive	BXCS1461 Index	264,400	3-Month U.S. Treasury Bill rate plus a specified spread	583,630	07/28/2010	BCLY	(8,587)
Receive	BXCS1469 Index	27,880	3-Month U.S. Treasury Bill rate plus a specified spread	23,470	07/28/2010	BCLY	(1,204)
Receive	DJUBSF3T Index	704,819	3-Month U.S. Treasury Bill rate plus a specified spread	372,700	07/28/2010	BCLY	(5,823)
Receive	DJUBSTR Index	2,095,526	3-Month U.S. Treasury Bill rate plus a specified spread	536,870	07/28/2010	BCLY	(7,825)
Receive	LPP2TR Index	1,043,586	3-Month U.S. Treasury Bill rate plus a specified spread	344,850	07/28/2010	BCLY	(4,806)
Receive	CVICSTR3 Index	2,279,828	3-Month U.S. Treasury Bill rate plus a specified spread	620,640	07/28/2010	CITI	(9,048)
Receive	DJUBSF3T Index	816,659	3-Month U.S. Treasury Bill rate plus a specified spread	431,840	07/28/2010	CITI	(6,745)
Receive(6)	SPGCKWP Index	13,678	0.200%	548	07/28/2010	CITI	7
Pay(6)	SPGCWHP Index	28,969	0.000%	507	07/28/2010	CITI	(17)
Receive	CSD0TR Index	127,199	3-Month U.S. Treasury Bill rate plus a specified spread	31,540	07/28/2010	CSFB	(476)
Pay(6)	DJUBSHG Index	191,664	0.000%	64,334	07/28/2010	CSFB	2,894
Receive	DJUBSTR Index	5,656,714	3-Month U.S. Treasury Bill rate plus a specified spread	1,449,240	07/28/2010	CSFB	(21,126)
Receive	GSED19TR Index	1,049,473	3-Month U.S. Treasury Bill rate plus a specified spread	119,400	07/28/2010	CSFB	(1,761)
Receive(6)	SPGCICP Index	106,257	0.000%	65,033	07/28/2010	CSFB	(3,378)
Receive	DJUBSF1T Index	79,387	3-Month U.S. Treasury Bill rate plus a specified spread	36,220	07/28/2010	GSC	(533)
Receive	DJUBSTR Index	4,105,376	3-Month U.S. Treasury Bill rate plus a specified spread	1,051,790	07/28/2010	GSC	(15,328)
Receive	ENHGD84T Index	2,899,389	3-Month U.S. Treasury Bill rate plus a specified spread	926,800	07/28/2010	GSC	(13,619)
Receive	DJUBSF3T Index	1,250,178	3-Month U.S. Treasury Bill rate plus a specified spread	661,080	07/28/2010	JPM	(10,326)
Receive	DJUBSTR Index	5,798,245	3-Month U.S. Treasury Bill rate plus a specified spread	1,485,500	07/28/2010	JPM	(21,650)
Receive	DJUBSTR Index	3,533,905	3-Month U.S. Treasury Bill rate plus a specified spread	905,380	07/28/2010	MLP	(13,195)
Pay	DJUBHGTR Index	34,053	3-Month U.S. Treasury Bill rate plus a specified spread	22,950	07/28/2010	MSC	1,033
Receive(6)	DJUBSAL Index	146,662	0.000%	7,040	07/28/2010	MSC	(181)
Receive(6)	DJUBSLI Index	156,495	0.000%	5,540	07/28/2010	MSC	(2)
Receive(6)	DJUBSNI Index	17,185	0.000%	4,000	07/28/2010	MSC	(175)
Receive(6)	DJUBSPR Index	75,622	0.000%	13,660	07/28/2010	MSC	58
Receive	DJUBSTR Index	4,385,433	3-Month U.S. Treasury Bill rate plus a specified spread	1,121,051	07/28/2010	MSC	(16,375)
Receive(6)	DJUBSZS Index	52,648	0.000%	3,680	07/28/2010	MSC	(173)
Receive	MOTT3001 Index	5,856,590	3-Month U.S. Treasury Bill rate plus a specified spread	1,602,610	07/28/2010	MSC	(23,361)
Receive	MOTT3002 Index	9,097,853	3-Month U.S. Treasury Bill rate plus a specified spread	2,466,760	07/28/2010	MSC	(35,965)
Receive	MOTT3007 Index	1,203,227	3-Month U.S. Treasury Bill rate plus a specified spread	324,820	07/28/2010	MSC	(5,042)
Pay	SPGCCNTR Index	118,066	3-Month U.S. Treasury Bill rate plus a specified spread	10,600	07/28/2010	MSC	(635)
Receive(6)	SPGCKWP Index	919,284	0.200%	36,802	07/28/2010	MSC	469
Pay(6)	SPGCWHP Index	1,946,929	0.000%	34,093	07/28/2010	MSC	(1,118)
Receive(6)	SPGSBRP Index	45,474	0.000%	25,460	07/28/2010	MSC	(891)
Receive	DJUBSF3T Index	302,427	3-Month U.S. Treasury Bill rate plus a specified spread	159,920	07/28/2010	SOG	(2,498)
Receive	DJUBSTR Index	1,670,621	3-Month U.S. Treasury Bill rate plus a specified spread	428,010	07/28/2010	SOG	(6,238)
Receive	DJUBSTR Index	3,305,253	3-Month U.S. Treasury Bill rate plus a specified spread	846,800	07/28/2010	UBS	(12,341)

							$(246,904)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(6)

At the maturity date, a net cash flow is exchanged, where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/ Receive Variance(7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.066	07/08/2010	MSC	$28,738	$1,461	$0	$1,461
Pay	London Gold Market Fixing Ltd. PM	0.068	07/08/2010	SOG	7,330	393	0	393
Pay	London Gold Market Fixing Ltd. PM	0.080	08/12/2010	MLP	2,300	142	0	142
Pay	London Gold Market Fixing Ltd. PM	0.081	08/12/2010	SOG	12,740	804	0	804
Pay	London Gold Market Fixing Ltd. PM	0.066	12/07/2010	DUB	7,120	(153)	0	(153)
Pay	London Gold Market Fixing Ltd. PM	0.068	01/12/2011	SOG	7,760	(269)	0	(269)
Pay	London Gold Market Fixing Ltd. PM	0.072	01/13/2011	MLP	18,000	(567)	0	(567)
Pay	London Gold Market Fixing Ltd. PM	0.066	03/08/2011	GSC	6,500	(17)	0	(17)
Pay	London Gold Market Fixing Ltd. PM	0.080	03/28/2011	SOG	17,730	(523)	0	(523)
Pay	London Gold Market Fixing Ltd. PM	0.074	04/12/2011	GSC	10,500	(382)	0	(382)
Pay	London Gold Market Fixing Ltd. PM	0.072	06/08/2011	MSC	37,642	(51)	0	(51)
Pay	London Gold Market Fixing Ltd. PM	0.085	06/20/2011	SOG	11,670	(207)	0	(207)
Pay	NYMEX Natural Gas August Futures	0.258	07/27/2010	SOG	2,270	58	0	58
Pay	NYMEX WTI Crude August Futures	0.131	07/15/2010	DUB	6,910	79	0	79
Pay	NYMEX WTI Crude August Futures	0.139	07/15/2010	JPM	660	13	0	13
Pay	S&P GSCI Crude Oil Index	0.116	10/15/2010	MLP	5,200	(64)	0	(64)
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB	63,770	(231)	0	(231)
Pay	S&P GSCI Crude Oil Index	0.114	05/17/2011	DUB	11,120	(36)	0	(36)

						$450	$0	$450

(7)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(j)	Purchased options outstanding on June 30, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	462	$4,269	$3,284
Call - OTC NYMEX WTI Crude December Futures	109.000	12/31/2011	1,254	5,612	3,310

				$9,881	$6,594

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC United States Oil Fund LP	$34.000	07/15/2010	$150,000	$3,178	$1,500
Put - OTC United States Oil Fund LP	32.000	07/17/2010	85,000	1,292	306

				$4,470	$1,806

(k)	Written options outstanding on June 30, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	462	$4,269	$3,818
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	300.000	12/31/2011	984	5,146	3,565
Call - OTC NYMEX WTI Crude December Futures	300.000	12/31/2011	270	907	836
Put - OTC Crude Oil August Futures	67.500	07/15/2010	417	1,507	0
Put - OTC Crude Oil August Futures	71.500	07/15/2010	728	3,487	53

				$15,316	$8,272

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC DJUBS January Futures	$245.000	01/04/2011	37,500,000	$1,492	$0
Call - OTC DJUBS January Futures	250.000	01/11/2011	19,800,000	756	0
Call - OTC DJUBS October Futures	230.000	10/19/2010	68,000,000	0	0
Put - OTC DJUBS January Futures	160.000	01/04/2011	37,500,000	2,034	7,247
Put - OTC DJUBS January Futures	160.000	01/11/2011	19,800,000	1,071	3,811
Put - OTC DJUBS October Futures	150.000	10/19/2010	68,000,000	0	10,522

				$5,353	$21,580

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$299,900	$1,186	$7,011
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	187,900	1,447	7,549
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	329,800	1,464	11
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	158,000	869	2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	31,000	237	0
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	197,000	1,320	5,081
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	197,000	1,576	22
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	13,200	90	6
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	278,600	1,532	7,185
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	278,600	1,602	31
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	184,400	618	4,311
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	184,400	1,014	2
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	137,700	454	3,551
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	137,700	991	15
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	32,600	148	841
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	32,600	155	4
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	18,500	128	8
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	123,000	1,325	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,400	11	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	47,400	237	1,108
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	95,800	651	3,849
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	95,800	565	3
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	47,400	569	0
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,058	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	43,400	129	1,015
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	43,400	188	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	13,000	108	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	16,000	153	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,800	58	4
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	32,000	246	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	56,500	440	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	20,000	198	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	3,104	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	199,800	1,551	70
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	44,000	299	18

							$26,721	$41,697

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$41,000	$372	$921

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$160,900	$1,359	$1,802
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	325,100	2,907	3,690
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	36,600	275	358

						$4,541	$5,850

(l)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	18,111	07/2010	JPM	$524	$0	$524
Sell	BRL	43,853	08/2010	HSBC	0	(52)	(52)
Sell	CAD	115,246	07/2010	UBS	6,328	0	6,328
Sell	CHF	11,436	07/2010	CITI	2	0	2
Buy		11,436	07/2010	GSC	491	0	491
Buy		11,436	09/2010	CITI	0	(3)	(3)
Sell		11,295	09/2010	CITI	0	(450)	(450)
Buy	CNY	24,889	11/2010	BCLY	0	(75)	(75)
Buy		40,352	11/2010	CITI	0	(124)	(124)
Buy		104,097	11/2010	DUB	0	(338)	(338)
Buy		41,012	11/2010	MSC	0	(141)	(141)
Buy		18,859	01/2011	BOA	0	(46)	(46)
Buy		32,468	01/2011	DUB	0	(37)	(37)
Buy		46,860	01/2011	JPM	0	(79)	(79)
Buy		33,664	01/2011	MSC	0	(83)	(83)
Buy	EUR	79,702	07/2010	CITI	0	(861)	(861)
Sell		124	07/2010	CSFB	15	0	15

	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		10,173	07/2010	HSBC	0	(17)	(17)
Buy		2,437	07/2010	RBS	13	0	13
Sell		268,864	07/2010	RBS	2,411	(1)	2,410
Buy		15,687	08/2010	CITI	0	(178)	(178)
Sell		15,477	01/2011	GSC	1,654	0	1,654
Sell	GBP	41,547	09/2010	BOA	0	(499)	(499)
Sell		20	09/2010	RBS	0	0	0
Sell	JPY	10,857,895	07/2010	BOA	0	(4,228)	(4,228)
Sell		8,213	07/2010	CITI	0	0	0
Sell		10,043	07/2010	CSFB	0	0	0
Buy	KRW	1,715,000	07/2010	BCLY	0	(45)	(45)
Sell		25,235,182	07/2010	BCLY	307	(65)	242
Sell		24,862,300	07/2010	CITI	377	0	377
Buy		19,400,267	07/2010	DUB	0	(306)	(306)
Buy		2,827,055	07/2010	MSC	0	(79)	(79)
Sell		11,322,440	07/2010	RBS	63	0	63
Buy		37,477,600	07/2010	UBS	0	(957)	(957)
Buy		6,766,874	08/2010	MSC	0	(221)	(221)
Buy		34,400,262	11/2010	BCLY	63	(633)	(570)
Buy		7,514,749	11/2010	BOA	0	(234)	(234)
Buy		57,448,013	11/2010	CITI	0	(1,802)	(1,802)
Buy		5,964,138	11/2010	DUB	0	(265)	(265)
Sell		231,560	11/2010	DUB	12	0	12
Buy		3,120,180	11/2010	GSC	0	(115)	(115)
Buy		24,374,576	11/2010	JPM	0	(1,335)	(1,335)
Buy		11,787,264	11/2010	MSC	0	(624)	(624)
Buy		11,322,440	11/2010	RBS	0	(62)	(62)
Sell		21,992,350	11/2010	RBS	1,359	0	1,359
Sell	MXN	54,558	09/2010	BCLY	204	0	204
Sell		1,029,530	09/2010	CITI	4,042	0	4,042
Buy		676,287	09/2010	DUB	0	(1,575)	(1,575)
Sell		176,102	09/2010	DUB	679	0	679
Buy		120,000	09/2010	GSC	0	(368)	(368)
Sell		198,880	09/2010	GSC	756	0	756
Buy		729,200	09/2010	HSBC	0	(1,498)	(1,498)
Buy		255,375	09/2010	JPM	0	(691)	(691)
Sell		174,191	09/2010	RBC	660	0	660
Sell		83,100	09/2010	RBS	331	0	331
Sell		64,501	09/2010	UBS	256	0	256
Buy	MYR	1,059	10/2010	BCLY	16	0	16
Buy		172	10/2010	BOA	3	0	3
Buy		522	10/2010	CITI	8	0	8
Buy		55	10/2010	DUB	1	0	1
Sell		1,808	10/2010	DUB	4	0	4
Sell	PHP	1,688	11/2010	BCLY	0	0	0
Sell		1,667	11/2010	CITI	0	0	0
Buy		3,355	11/2010	UBS	0	(2)	(2)
Buy	SGD	639	09/2010	BCLY	1	0	1
Buy		475	09/2010	CITI	2	0	2
Buy		409	09/2010	GSC	2	0	2
Sell		1,524	09/2010	UBS	0	(13)	(13)

					$20,584	$(18,102)	$2,482

(m)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$1,547,517	$0	$1,547,517
Convertible Bonds & Notes	0	3,810	0	3,810
Municipal Bonds & Notes	0	72,000	0	72,000
U.S. Government Agencies	0	78,227	0	78,227
U.S. Treasury Obligations	0	15,566,701	0	15,566,701
Mortgage-Backed Securities	0	465,503	0	465,503
Asset-Backed Securities	0	110,662	23,066	133,728
Sovereign Issues	0	388,153	0	388,153
Convertible Preferred Securities	7,667	0	0	7,667
Short-Term Instruments	322,676	1,886,009	0	2,208,685
Purchased Options	0	1,806	6,594	8,400

Investments, at value	$330,343	$20,120,388	$29,660	$20,480,391
Financial Derivative Instruments(3)	$12,792	$(271,107)	$(35,649)	$(293,964)

Totals	$343,135	$19,849,281	$(5,989)	$20,186,427

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Asset-Backed Securities	$42,322	$1,350	$23	$(85)	$(1,989)	$0	$(18,555)	$23,066	$205
Purchased Options	4,195	5,611	0	0	(3,212)	0	0	6,594	(3,212)

Investments, at value	$46,517	$6,961	$23	$(85)	$(5,201)	$0	$(18,555)	$29,660	$(3,007)
Financial Derivative Instruments(3)	$(23,100)	$(8,960)	$0	$0	$(3,589)	$0	$0	$(35,649)	$(3,589)

Totals	$23,417	$(1,999)	$23	$(85)	$(8,790)	$0	$(18,555)	$(5,989)	$(6,596)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Convertible Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.8%
American General Finance Corp.
7.250% due 04/21/2015		$4,900	$4,778
CIT Group, Inc.
9.500% due 01/20/2012		1,386	1,419

Total Bank Loan Obligations (Cost $6,215)			6,197

CORPORATE BONDS & NOTES 9.1%
BANKING & FINANCE 9.1%
AGFC Capital Trust I
6.000% due 01/15/2067		2,500	1,463
Ally Financial, Inc.
6.750% due 12/01/2014		3,000	2,904
7.500% due 12/31/2013		5,300	5,340
American General Finance Corp.
4.625% due 06/22/2011	EUR	3,250	3,774
5.850% due 06/01/2013		$7,000	6,195
American International Group, Inc.
0.414% due 10/18/2011		650	614
5.050% due 10/01/2015		4,500	4,157
8.250% due 08/15/2018		5,550	5,647
CIT Group, Inc.
7.000% due 05/01/2013		21	20
7.000% due 05/01/2014		32	30
7.000% due 05/01/2015		10,132	9,397
7.000% due 05/01/2016		53	49
7.000% due 05/01/2017		74	67
Genworth Financial, Inc.
6.150% due 11/15/2066		500	345
Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	4,600	5,880
International Lease Finance Corp.
5.300% due 05/01/2012		$15,000	14,175
5.350% due 03/01/2012		5,000	4,750
SLM Corp.
8.450% due 06/15/2018		4,000	3,699

			68,506

INDUSTRIALS 0.0%
Continental Airlines 2005-ERJ1 Pass-Through Trust
9.798% due 04/01/2021		41	38

Total Corporate Bonds & Notes (Cost $67,709)			68,544

CONVERTIBLE BONDS & NOTES 69.9%
BANKING & FINANCE 8.4%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038		12,105	11,863
Boston Properties LP
2.875% due 02/15/2037		3,000	2,974
3.625% due 02/15/2014		260	259
3.750% due 05/15/2036		10,550	10,972
Citigroup Funding, Inc.
1.080% due 08/31/2012		2,000	1,900
2.800% due 08/31/2012		2,000	1,972
First Industrial LP
4.625% due 09/15/2011		1,700	1,660
NASDAQ OMX Group, Inc.
2.500% due 08/15/2013		1,500	1,430
PMI Group, Inc.
4.500% due 04/15/2020		2,500	1,741
ProLogis
2.250% due 04/01/2037		8,500	8,043

U.S. Bancorp
0.000% due 12/11/2035	10,000	9,906
0.000% due 09/20/2036	235	227
Vornado Realty LP
3.875% due 04/15/2025	10,000	10,800

		63,747

INDUSTRIALS 56.7%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	14,500	13,847
Alcoa, Inc.
5.250% due 03/15/2014	2,700	4,624
Alpha Natural Resources, Inc.
2.375% due 04/15/2015	625	644
Amgen, Inc.
0.000% due 03/01/2032	8,092	5,988
Anixter International, Inc.
1.000% due 02/15/2013	3,150	2,878
Archer-Daniels-Midland Co.
0.875% due 02/15/2014	11,095	10,513
ArvinMeritor, Inc.
4.625% due 03/01/2026	4,000	3,595
Bill Barrett Corp.
5.000% due 03/15/2028	2,200	2,194
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017	1,300	1,393
Central European Distribution Corp.
3.000% due 03/15/2013	4,163	3,492
Cephalon, Inc.
2.500% due 05/01/2014	8,000	8,440
Chesapeake Energy Corp.
2.250% due 12/15/2038	27,074	19,662
Ciena Corp.
0.250% due 05/01/2013	5,695	4,634
4.000% due 03/15/2015	2,000	1,877
CSG Systems International, Inc.
3.000% due 03/01/2017	1,725	1,678
EMC Corp.
1.750% due 12/01/2013	16,400	20,848
Endo Pharmaceuticals Holdings, Inc.
1.750% due 04/15/2015	3,325	3,159
Equinix, Inc.
3.000% due 10/15/2014	2,600	2,441
Ford Motor Co.
4.250% due 12/15/2036 (d)	9,000	11,284
General Cable Corp.
0.875% due 11/15/2013	1,700	1,488
4.500% due 11/15/2029	3,515	3,313
Gilead Sciences, Inc.
0.625% due 05/01/2013	4,380	4,884
Goodrich Petroleum Corp.
3.250% due 12/01/2026	6,865	6,530
Hologic, Inc.
2.000% due 12/15/2037	19,315	16,538
Host Hotels & Resorts LP
2.625% due 04/15/2027	18,125	17,264
International Game Technology
3.250% due 05/01/2014 (h)	2,150	2,365
Interpublic Group of Cos., Inc.
4.250% due 03/15/2023	3,600	3,622
JDS Uniphase Corp.
1.000% due 05/15/2026	6,660	5,911
King Pharmaceuticals, Inc.
1.250% due 04/01/2026	3,410	2,971

Kinross Gold Corp.
1.750% due 03/15/2028	5,000	4,850
L-1 Identity Solutions, Inc.
3.750% due 05/15/2027	4,000	3,765
Leap Wireless International, Inc.
4.500% due 07/15/2014	2,595	2,186
Liberty Global, Inc.
4.500% due 11/15/2016	3,500	4,078
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	11,060	10,272
Linear Technology Corp.
3.000% due 05/01/2027	5,600	5,509
Massey Energy Co.
3.250% due 08/01/2015	600	502
Medtronic, Inc.
1.500% due 04/15/2011	4,350	4,345
1.625% due 04/15/2013	12,500	12,594
MGM Resorts International
4.250% due 04/15/2015 (d)	8,900	7,087
Micron Technology, Inc.
1.875% due 06/01/2014	4,300	3,800
Millipore Corp.
3.750% due 06/01/2026	850	1,066
Mylan, Inc.
1.250% due 03/15/2012	10,025	10,025
NetApp, Inc.
1.750% due 06/01/2013	3,000	3,870
Newmont Mining Corp.
3.000% due 02/15/2012	17,880	25,434
Nortel Networks Corp.
1.750% due 04/15/2012 (a)	1,100	861
2.125% due 04/15/2014 (a)	2,650	2,074
NovaMed, Inc.
1.000% due 06/15/2012	2,400	1,995
Omnicare, Inc.
3.250% due 12/15/2035	9,275	7,721
Owens-Brockway Glass Container, Inc.
3.000% due 06/01/2015	8,000	7,390
Peabody Energy Corp.
4.750% due 12/15/2041	9,825	9,628
Pioneer Natural Resources Co.
2.875% due 01/15/2038	5,000	6,006
Rovi Corp.
2.625% due 02/15/2040	6,250	6,391
Salesforce.com, Inc.
0.750% due 01/15/2015	6,400	7,432
SanDisk Corp.
1.000% due 05/15/2013	6,550	5,854
SBA Communications Corp.
4.000% due 10/01/2014	2,100	2,693
SM Energy Co.
3.500% due 04/01/2027	6,075	6,455
Stewart Enterprises, Inc.
3.125% due 07/15/2014	5,285	4,618
Stillwater Mining Co.
1.875% due 03/15/2028	2,000	1,772
Symantec Corp.
1.000% due 06/15/2013	5,200	5,310
Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026	11,800	13,570
Transocean, Inc.
1.500% due 12/15/2037	34,250	30,463
1.625% due 12/15/2037	1,500	1,461

Trinity Industries, Inc.
3.875% due 06/01/2036	5,500	4,249
United Rentals, Inc.
4.000% due 11/15/2015	5,000	5,394
Ventas, Inc.
3.875% due 11/15/2011	190	219
VeriSign, Inc.
3.250% due 08/15/2037	1,700	1,545
Wright Medical Group, Inc.
2.625% due 12/01/2014	7,777	6,756

		427,317

UTILITIES 4.8%
ADC Telecommunications, Inc.
1.121% due 06/15/2013	4,231	3,734
Alcatel-Lucent USA, Inc.
2.875% due 06/15/2025	10,000	8,475
CenterPoint Energy, Inc.
0.475% due 06/15/2025	250	7,325
Covanta Holding Corp.
1.000% due 02/01/2027	3,875	3,613
Penn Virginia Corp.
4.500% due 11/15/2012	9,500	8,906
Time Warner Telecom, Inc.
2.375% due 04/01/2026	3,700	4,024

		36,077

Total Convertible Bonds & Notes (Cost $508,394)		527,141

MUNICIPAL BONDS & NOTES 0.0%
Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014 (a)	320	96

Total Municipal Bonds & Notes (Cost $320)		96

ASSET-BACKED SECURITIES 0.0%
Argent Securities, Inc.
1.397% due 12/25/2033	160	130

Total Asset-Backed Securities (Cost $128)		130

	SHARES
COMMON STOCKS 1.1%
Freeport-McMoRan Copper & Gold, Inc.	23,591	1,395
Intel Corp.	360,000	7,002

Total Common Stocks (Cost $10,023)		8,397

CONVERTIBLE PREFERRED SECURITIES 10.0%
BANKING & FINANCE 7.3%
2009 Dole Food Automatic Common Exchange Security Trust
7.000% due 11/01/2012	100,000	1,071
American International Group, Inc.
8.500% due 08/01/2011	342,900	3,292
Bank of America Corp.
7.250% due 12/31/2049	14,000	12,712
Citigroup, Inc.
7.500% due 12/15/2012	148,000	16,724
Lehman Brothers Holdings, Inc.
7.250% due 12/31/2049	9,000	15

SLM Corp.
7.250% due 12/15/2010	1,300	748
Sovereign Capital Trust IV
4.375% due 03/01/2034	301,000	9,670
Wells Fargo & Co.
7.500% due 12/31/2049	11,658	10,900

		55,132

CONSUMER DISCRETIONARY 0.4%
Motors Liquidation Co.
5.250% due 03/06/2032	400,000	2,700

ENERGY 1.1%
El Paso Corp.
4.990% due 12/31/2049	8,775	8,611

UTILITIES 1.2%
AES Trust III
6.750% due 10/15/2029	12,500	542
PPL Corp.
9.500% due 07/01/2013	160,000	8,272

		8,814

Total Convertible Preferred Securities (Cost $74,467)		75,257

PREFERRED STOCKS 0.2%
Citigroup, Inc.
6.150% due 12/15/2012	100,000	1,634

Total Preferred Stocks (Cost $1,683)		1,634

REAL ESTATE INVESTMENT TRUSTS 0.3%
Simon Property Group, Inc.	21,526	1,738

Total Real Estate Investment Trusts (Cost $2,026)		1,738

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.4%
COMMERCIAL PAPER 0.4%
Fannie Mae
0.280% due 08/03/2010	$1,000	1,000
Freddie Mac
0.254% due 10/20/2010	2,000	1,995

		2,995

REPURCHASE AGREEMENTS 7.1%
Deutsche Bank AG
0.020% due 07/01/2010	50,300	50,300
(Dated 06/30/2010. Collateralized by Fannie Mae 5.151% due 04/18/2011 valued at $51,313. Repurchase proceeds are $50,300.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	3,698	3,698
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $3,774. Repurchase proceeds are $3,698.)

		53,998

U.S. TREASURY BILLS 2.6%
0.141% due 07/01/2010 - 09/09/2010 (b)(c)(e)	19,381	19,378

U.S. TREASURY CASH MANAGEMENT BILLS 0.3%
0.037% due 07/15/2010 (c)(e)	2,195	2,195

Total Short-Term Instruments (Cost $78,569)		78,566

Total Investments 101.8% (Cost $749,534)		$767,700
Written Options (g) (0.0%) (Premiums $149)		(22)
Other Assets and Liabilities (Net) (1.8%)		(13,741)

Net Assets 100.0%		$753,937

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Securities with an aggregate market value of $8,369 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(d)	Securities with an aggregate market value of $4,049 and cash of $18,463 have been pledged as collateral for securities sold short as of June 30, 2010.

(e)	Securities with an aggregate market value of $12,843 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	50	$30
90-Day Eurodollar September Futures	Long	09/2010	50	1
E-mini NASDAQ 100 Index September Futures	Long	09/2010	807	(839)
E-mini S&P 500 Index September Futures	Long	09/2010	2,313	(6,221)

				$(7,029)

(f)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcatel-Lucent USA, Inc.	GSC	(5.000%	)	06/20/2013	4.995%	$5,000	$(8)	$25	$(33)
Alcatel-Lucent USA, Inc.	MSC	(5.000%	)	06/20/2013	4.995%	4,000	(6)	40	(46)
American General Finance Corp.	GSC	(5.000%	)	06/20/2020	7.820%	5,000	570	(126)	696
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	2.510%	12,000	344	269	75
International Lease Finance Corp.	BOA	(5.000%	)	06/20/2017	6.339%	7,000	398	(491)	889
MGM Resorts International	GSC	(5.000%	)	06/20/2015	11.569%	7,000	1,544	788	756
ProLogis	DUB	(1.000%	)	06/20/2012	3.063%	8,500	330	338	(8)
SLM Corp.	GSC	(5.000%	)	06/20/2015	6.232%	4,000	186	210	(24)
Weingarten Realty Investors	MSC	(1.000%	)	09/20/2011	1.252%	5,000	14	(47)	61

							$3,372	$1,006	$2,366

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	5.000%	06/20/2014	1.034%		$5,000	$762		$485	$277
Daimler Finance North America LLC	DUB	5.250%	09/20/2012	1.680%		2,000	6	0		6
HCA, Inc.	CITI	2.000%	09/20/2012	3.052%		600	(13)	0		(13)
HCA, Inc.	CITI	2.400%	06/20/2014	4.493%		400	(29)	0		(29)
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.485%	EUR	1,500	0	0		0
MetLife, Inc.	JPM	5.000%	06/20/2014	3.146%		$15,000	1,017	(207)		1,224
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%		200	2	1		1

							$1,745	$279		$1,466

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	UBS	(5.000%	)	06/20/2014	$4,324	$69	$503	$(434)
CDX.HY-14 5-Year Index	BOA	(5.000%	)	06/20/2015	15,000	801	(38)	839
CDX.HY-14 5-Year Index	MSC	(5.000%	)	06/20/2015	6,000	321	(22)	343

						$1,191	$443	$748

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	8,200	$(184)	$(29)	$(155)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		800	(18)	(6)	(12)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,600	(58)	(8)	(50)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		500	24	3	21
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		600	29	2	27
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		500	25	4	21
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		55,000	350	51	299
Receive	3-Month USD-LIBOR	4.000%	06/16/2015	RBC		$48,100	(4,547)	(2,552)	(1,995)
Receive	3-Month USD-LIBOR	4.000%	06/16/2020	MSC		15,000	(1,334)	(108)	(1,226)

							$(5,713)	$(2,643)	$(3,070)

(g)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		$6,000	$47	$0

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010	$25,000	$35	$1
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010	25,000	67	21

						$102	$22

(h)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
International Game Technology	3.250%	05/01/2014	04/05/2010	$2,601	$2,365	0.31%

(i)	Short sales outstanding on June 30, 2010:

Description	Shares	Proceeds	Market Value
Ford Motor Co.	900,000	$12,420	$9,072
MGM Resorts International	370,000	6,047	3,567

		$18,467	$12,639

(j)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	564	07/2010	JPM	$0	$(16)	$(16)
Buy	BRL	7,849	08/2010	GSC	9	0	9
Buy	CAD	1,057	07/2010	UBS	0	(58)	(58)
Buy	CNY	13,502	08/2010	HSBC	0	(12)	(12)
Buy		10,682	01/2011	MSC	0	(18)	(18)
Sell	EUR	7,499	07/2010	BCLY	35	0	35
Sell		4,092	07/2010	CSFB	479	0	479
Sell		9,545	08/2010	CITI	109	0	109
Sell	GBP	1,275	09/2010	BOA	0	(15)	(15)
Sell	JPY	274,392	07/2010	BOA	0	(107)	(107)
Sell	KRW	476,090	07/2010	BCLY	6	(1)	5
Sell		469,050	07/2010	CITI	7	0	7
Buy		1,158,750	07/2010	RBS	0	(53)	(53)
Sell		213,610	07/2010	RBS	1	0	1
Buy		476,090	11/2010	BCLY	1	(6)	(5)
Buy		469,050	11/2010	CITI	0	(7)	(7)
Buy		213,610	11/2010	RBS	0	(1)	(1)
Buy	MYR	840	10/2010	BCLY	6	0	6
Buy		2,416	10/2010	CITI	15	0	15
Buy		1,869	10/2010	DUB	0	0	0
Buy	SGD	1,483	09/2010	BCLY	2	0	2
Buy		220	09/2010	CITI	1	0	1
Buy		1,011	09/2010	DUB	2	0	2
Buy		190	09/2010	GSC	1	0	1

					$674	$(294)	$380

(k)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$6,197	$0	$6,197
Corporate Bonds & Notes	0	68,544	0	68,544
Convertible Bonds & Notes	0	525,169	1,972	527,141
Municipal Bonds & Notes	0	96	0	96
Asset-Backed Securities	0	130	0	130
Common Stocks	8,397	0	0	8,397
Convertible Preferred Securities	45,241	30,016	0	75,257
Preferred Stocks	0	1,634	0	1,634
Real Estate Investment Trusts	1,738	0	0	1,738
Short-Term Instruments	0	78,566	0	78,566

Investments, at value	$55,376	$710,352	$1,972	$767,700
Short Sales, at value	$(12,639)	$0	$0	$(12,639)
Financial Derivative Instruments(3)	$(7,029)	$1,890	$(22)	$(5,161)

Totals	$35,708	$712,242	$1,950	$749,900

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Convertible Bonds & Notes	$1,950	$0	$0	$0	$22	$0	$0	$1,972	$22
Financial Derivative Instruments (3)	$0	$(103)	$0	$0	$81	$0	$0	$(22)	$81

Totals	$1,950	$(103)	$0	$0	$103	$0	$0	$1,950	$103

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Developing Local Markets Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 1.1%
Westpac Banking Corp.
0.726% due 12/14/2012		$38,000	$38,026

Total Australia (Cost $38,000)			38,026

BARBADOS 0.2%
Columbus International, Inc.
11.500% due 11/20/2014		$6,500	6,955

Total Barbados (Cost $7,095)			6,955

BRAZIL 4.8%
Banco do Brasil S.A.
4.500% due 01/22/2015		$3,500	3,552
Brazil Government International Bond
11.000% due 08/17/2040		2,000	2,688
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	1,988
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		32,424	17,470
10.000% due 01/01/2013		11,200	5,920
10.000% due 01/01/2017		259,643	130,006

Total Brazil (Cost $162,680)			161,624

CANADA 0.2%
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		$8,100	8,181

Total Canada (Cost $8,129)			8,181

CAYMAN ISLANDS 0.3%
Atrium CDO Corp.
0.751% due 06/27/2015		$1,122	1,046
Vita Capital III Ltd.
1.391% due 01/01/2011		9,300	9,210

Total Cayman Islands (Cost $10,359)			10,256

CHILE 0.0%
Codelco, Inc.
6.375% due 11/30/2012		$500	551

Total Chile (Cost $542)			551

CHINA 0.1%
Export-Import Bank of China
4.875% due 07/21/2015		$1,699	1,840
5.250% due 07/29/2014		1,512	1,653

Total China (Cost $3,432)			3,493

COLOMBIA 1.3%
Colombia Government International Bond
2.235% due 11/16/2015		$5,960	5,960
4.093% due 03/17/2013		5,950	5,995
8.250% due 12/22/2014		10,570	12,658
10.000% due 01/23/2012		9,760	10,970
10.750% due 01/15/2013		6,667	8,050
Santa Fe de Bogota D.C.
9.750% due 07/26/2028	COP	660,000	404

Total Colombia (Cost $43,734)			44,037

EGYPT 1.1%
Egypt Government International Bond
8.750% due 07/11/2011		$40	43
Petroleum Export Ltd.
5.265% due 06/15/2011		24,238	24,298

Petroleum Export II Ltd.
6.340% due 06/20/2011		11,803	11,774

Total Egypt (Cost $35,955)			36,115

EL SALVADOR 0.5%
El Salvador Government International Bond
8.500% due 07/25/2011		$16,923	18,023

Total El Salvador (Cost $17,886)			18,023

FRANCE 1.3%
Dexia Credit Local
0.544% due 01/12/2012		$43,400	43,156

Total France (Cost $43,400)			43,156

GUATEMALA 0.2%
Guatemala Government Bond
9.250% due 08/01/2013		$3,060	3,611
10.250% due 11/08/2011		3,998	4,477

Total Guatemala (Cost $7,993)			8,088

HUNGARY 0.0%
Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	755

Total Hungary (Cost $974)			755

INDONESIA 0.9%
Majapahit Holding BV
7.250% due 10/17/2011		$29,148	30,691

Total Indonesia (Cost $30,315)			30,691

KAZAKHSTAN 1.6%
Intergas Finance BV
6.875% due 11/04/2011		$4,844	5,074
Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		7,200	7,308
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		39,723	41,019

Total Kazakhstan (Cost $52,949)			53,401

LUXEMBOURG 0.0%
Telecom Italia Capital S.A.
0.824% due 02/01/2011		$1,550	1,536

Total Luxembourg (Cost $1,544)			1,536

MALAYSIA 0.6%
Malaysia Government International Bond
7.500% due 07/15/2011		$2,950	3,129
Petronas Capital Ltd.
7.000% due 05/22/2012		15,225	16,643

Total Malaysia (Cost $19,529)			19,772

MEXICO 4.0%
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,400	1,386
Mexico Government International Bond
7.500% due 06/21/2012	MXN	928,545	75,171
Pemex Finance Ltd.
9.030% due 02/15/2011		$1,590	1,614
Pemex Project Funding Master Trust
1.136% due 12/03/2012		31,659	31,659
5.500% due 02/24/2025	EUR	6,900	7,870
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	214,500	17,161

Total Mexico (Cost $136,954)			134,861

PANAMA 1.3%
Panama Government International Bond
7.250% due 03/15/2015		$6,550	7,614
9.375% due 07/23/2012		9,585	11,119
9.625% due 02/08/2011		24,964	26,312

Total Panama (Cost $44,272)			45,045

PHILIPPINES 0.3%
Philippines Government International Bond
8.250% due 01/15/2014		$229	269
8.875% due 03/17/2015		7,860	9,707

Total Philippines (Cost $9,857)			9,976

POLAND 5.6%
Poland Government International Bond
0.000% due 10/25/2012	PLN	12,000	3,210
4.750% due 04/25/2012		50,200	14,842
5.500% due 04/25/2015		31,000	9,167
5.750% due 04/25/2014		19,000	5,692
6.000% due 11/24/2010		465,330	138,297
6.250% due 07/03/2012		$19,300	20,848

Total Poland (Cost $199,873)			192,056

QATAR 1.7%
Qatar Government International Bond
4.000% due 01/20/2015		$300	310
Qatar Petroleum
5.579% due 05/30/2011		10,946	11,177
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		10,920	12,226
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		28,850	30,113
5.500% due 09/30/2014		2,750	2,937
5.832% due 09/30/2016		1,570	1,674

Total Qatar (Cost $57,510)			58,437

RUSSIA 7.5%
Gaz Capital S.A. for Gazprom
7.201% due 02/01/2020		$2,998	3,122
7.800% due 09/27/2010	EUR	10,000	12,468
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$34,709	35,463
JPMorgan Chase Bank N.A.
3.278% due 02/11/2011 (i)		1,900	1,857
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		38,080	42,745
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		27,025	27,532
7.175% due 05/16/2013		9,240	9,783
9.000% due 06/11/2014		3,100	3,495
SB Capital S.A.
6.468% due 07/02/2013		10,370	11,031
TNK-BP Finance S.A.
6.125% due 03/20/2012		5,300	5,439
6.875% due 07/18/2011		39,050	40,350
7.500% due 03/13/2013		4,625	4,912
TransCapitalInvest Ltd. for OJSC AK Transneft
5.381% due 06/27/2012	EUR	3,000	3,797
5.670% due 03/05/2014		$7,130	7,290
6.103% due 06/27/2012		37,040	38,749
VTB Capital S.A.
6.609% due 10/31/2012		4,900	5,056
8.250% due 06/30/2011	EUR	3,000	3,852

Total Russia (Cost $257,730)			256,941

SOUTH AFRICA 1.2%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,580	2,070
7.375% due 04/25/2012		$36,533	40,025

Total South Africa (Cost $41,892)			42,095

SOUTH KOREA 2.6%
Export-Import Bank of Korea
0.676% due 11/16/2010		$7,500	7,425
0.922% due 02/14/2013	EUR	2,600	2,994
5.125% due 02/14/2011		$9,450	9,640
5.500% due 10/17/2012		7,200	7,649
5.875% due 01/14/2015		300	326
8.125% due 01/21/2014		7,310	8,378
Industrial Bank of Korea
0.591% due 04/27/2011		3,000	2,965
Korea Development Bank
0.736% due 09/12/2011		2,000	1,989
0.764% due 11/22/2012		10,900	10,599
4.625% due 09/16/2010		1,200	1,208
5.300% due 01/17/2013		11,100	11,714
5.750% due 05/13/2012		1,300	1,351
8.000% due 01/23/2014		3,720	4,239
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		4,100	4,478
Korea National Housing Corp.
0.734% due 11/22/2011		10,000	9,912
Shinhan Bank
1.838% due 06/04/2011		14,000	14,009

Total South Korea (Cost $98,899)			98,876

TUNISIA 2.1%
Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	4,600	5,766
7.375% due 04/25/2012		$59,265	64,676

Total Tunisia (Cost $70,736)			70,442

TURKEY 0.5%
Turkey Government International Bond
9.000% due 06/30/2011		$5,470	5,832
11.500% due 01/23/2012		5,119	5,791
14.000% due 01/19/2011	TRY	7,400	4,819

Total Turkey (Cost $16,804)			16,442

UNITED ARAB EMIRATES 0.4%
Emirate of Abu Dhabi
5.500% due 08/02/2012		$13,600	14,640

Total United Arab Emirates (Cost $14,255)			14,640

UNITED KINGDOM 4.2%
Bank of Scotland PLC
0.597% due 12/08/2010		$20,300	20,267
Barclays Bank PLC
10.179% due 06/12/2021		15,240	19,119
Royal Bank of Scotland Group PLC
0.798% due 03/30/2012		38,500	38,244
1.213% due 04/23/2012		52,000	52,684
Vodafone Group PLC
0.816% due 02/27/2012		6,131	6,123
0.877% due 06/15/2011		4,840	4,839

Total United Kingdom (Cost $137,551)			141,276

UNITED STATES 18.2%
ASSET-BACKED SECURITIES 0.4%
ACE Securities Corp.
0.397% due 12/25/2036	$294	266
Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036	209	197
0.423% due 10/25/2036	288	265
Carrington Mortgage Loan Trust
0.447% due 06/25/2037	2,566	2,280
0.667% due 10/25/2035	314	297
Citigroup Mortgage Loan Trust, Inc.
0.407% due 05/25/2037	354	322
0.407% due 07/25/2045	520	399
Countrywide Asset-Backed Certificates
0.447% due 09/25/2047	379	363
0.507% due 02/25/2036	75	72
Credit-Based Asset Servicing & Securitization LLC
0.467% due 07/25/2037	149	129
Daimler Chrysler Auto Trust
1.830% due 09/10/2012	2,211	2,224
Fremont Home Loan Trust
0.397% due 10/25/2036	22	22
0.407% due 01/25/2037	244	205
GE-WMC Mortgage Securities LLC
0.387% due 08/25/2036	65	24
GSAA Trust
0.647% due 05/25/2047	700	394
GSAMP Trust
0.417% due 10/25/2036	21	20
0.417% due 12/25/2036	344	226
HSBC Asset Loan Obligation
0.407% due 12/25/2036	332	279
HSI Asset Securitization Corp. Trust
0.407% due 05/25/2037	390	375
JPMorgan Mortgage Acquisition Corp.
0.397% due 10/25/2036	284	273
0.457% due 08/25/2036	4,685	2,091
MASTR Asset-Backed Securities Trust
0.397% due 01/25/2037	344	120
Morgan Stanley ABS Capital I
0.387% due 10/25/2036	116	115
0.397% due 10/25/2036	12	11
0.397% due 11/25/2036	109	107
Morgan Stanley Mortgage Loan Trust
0.577% due 02/25/2037	610	228
5.750% due 04/25/2037	373	255
Nationstar Home Equity Loan Trust
0.407% due 03/25/2037	90	90
New Century Home Equity Loan Trust
0.527% due 05/25/2036	935	616
Residential Asset Securities Corp.
0.407% due 01/25/2037	101	98
Securitized Asset-Backed Receivables LLC Trust
0.387% due 01/25/2037	248	236
0.407% due 12/25/2036	400	138
0.427% due 11/25/2036	293	100
Structured Asset Securities Corp.
0.427% due 01/25/2037	220	213
WaMu Asset-Backed Certificates
0.397% due 01/25/2037	208	178

		13,228

BANK LOAN OBLIGATIONS 0.4%
Georgia-Pacific Corp.
2.290% due 12/23/2012		273	265
2.434% due 12/23/2012		1,569	1,521
2.537% due 12/23/2012		8,837	8,562
Petroleum Export III Ltd.
4.037% due 04/08/2013		2,534	2,526

			12,874

CORPORATE BONDS & NOTES 15.5%
Allied Waste North America, Inc.
6.500% due 11/15/2010		300	306
Ally Financial, Inc.
7.250% due 03/02/2011		18,900	19,204
American International Group, Inc.
0.414% due 10/18/2011		2,800	2,644
Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	11,829
Anheuser-Busch InBev Worldwide, Inc.
1.267% due 03/26/2013		1,500	1,501
3.000% due 10/15/2012		12,000	12,328
Bear Stearns Cos. LLC
5.300% due 10/30/2015		800	866
6.400% due 10/02/2017		300	334
Citibank N.A.
0.539% due 09/21/2012		16,030	16,075
Citigroup Funding, Inc.
0.668% due 04/30/2012		12,985	13,095
Citigroup, Inc.
0.535% due 05/18/2011		8,900	8,829
Countrywide Financial Corp.
1.092% due 11/23/2010	EUR	500	616
COX Enterprises, Inc.
7.875% due 09/15/2010		$2,650	2,683
Credit Suisse USA, Inc.
0.636% due 08/16/2010		800	800
Dow Chemical Co.
2.624% due 08/08/2011		7,500	7,617
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		159	159
El Paso Performance-Linked Trust
7.750% due 07/15/2011		3,700	3,833
Ford Motor Credit Co. LLC
8.625% due 11/01/2010		7,000	7,116
9.750% due 09/15/2010		10,000	10,124
FPL Group Capital, Inc.
1.419% due 06/17/2011		9,600	9,664
General Electric Capital Corp.
0.324% due 05/08/2012		52,500	52,593
0.414% due 04/10/2012		24,000	23,645
0.506% due 08/15/2011		2,800	2,787
0.788% due 12/07/2012		12,500	12,587
0.794% due 02/01/2011		28,000	28,060
Hewlett-Packard Co.
1.586% due 05/27/2011		27,500	27,771
HJ Heinz Finance Co.
6.625% due 07/15/2011		2,400	2,530

International Lease Finance Corp.
0.621% due 07/01/2011		10,000	9,229
1.084% due 07/06/2010	EUR	100	123
4.875% due 09/01/2010		$500	499
4.950% due 02/01/2011		1,300	1,287
5.625% due 09/15/2010		300	300
John Deere Capital Corp.
1.287% due 06/10/2011		20,900	21,048
JPMorgan Chase & Co.
0.474% due 01/17/2011		10,960	10,968
0.992% due 09/26/2013	EUR	4,400	5,204
Kimberly-Clark Corp.
0.438% due 07/30/2010		$12,400	12,402
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		5,900	1,180
4.730% due 06/01/2011 (a)(i)	CAD	5,325	854
6.875% due 05/02/2018 (a)		$6,974	1,456
7.875% due 05/08/2018 (a)	GBP	5,000	1,756
Merrill Lynch & Co., Inc.
0.768% due 06/05/2012		$2,300	2,235
Metropolitan Life Global Funding I
0.787% due 03/15/2012		4,100	4,052
Morgan Stanley
0.554% due 01/18/2011		6,989	6,945
0.889% due 06/20/2012		25,000	25,248
National Rural Utilities Cooperative Finance Corp.
1.066% due 07/01/2010		300	300
Ohio Power Co.
5.300% due 11/01/2010		2,000	2,026
PACCAR, Inc.
1.710% due 09/14/2012		8,000	8,143
Pemex Project Funding Master Trust
1.136% due 12/03/2012		5,000	5,000
Pfizer, Inc.
4.450% due 03/15/2012		4,500	4,750
SLM Corp.
0.476% due 07/26/2010		800	800
0.546% due 10/25/2011		1,000	947
0.737% due 03/15/2011		700	685
0.919% due 12/15/2010	EUR	600	722
5.375% due 05/15/2014		$1,100	1,007
Southern Co.
0.705% due 10/21/2011		14,700	14,766
Steel Dynamics, Inc.
7.375% due 11/01/2012		5,000	5,200
Time Warner Entertainment Co. LP
8.875% due 10/01/2012		1,700	1,944
UnitedHealth Group, Inc.
1.660% due 02/07/2011		16,000	16,085
Verizon Wireless Capital LLC
3.065% due 05/20/2011		15,000	15,338
Wachovia Bank N.A.
0.606% due 12/02/2010		9,000	9,002
Wachovia Corp.
0.443% due 04/23/2012		9,700	9,590
0.657% due 03/15/2011		9,700	9,705
Weyerhaeuser Co.
6.750% due 03/15/2012		11,000	11,891
Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		10,000	10,087

WM Wrigley Jr. Co.
1.912% due 06/28/2011	14,200	14,201
XTO Energy, Inc.
7.500% due 04/15/2012	2,042	2,275

		528,846

MORTGAGE-BACKED SECURITIES 0.4%
American Home Mortgage Investment Trust
0.587% due 05/25/2047	481	104
Banc of America Mortgage Securities, Inc.
2.909% due 07/25/2034	653	621
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	6	6
Citigroup Mortgage Loan Trust, Inc.
0.417% due 01/25/2037	222	196
3.938% due 08/25/2035	1,098	429
Commercial Mortgage Pass-Through Certificates
0.450% due 04/15/2017	128	128
0.850% due 02/16/2034	794	784
Countrywide Alternative Loan Trust
0.617% due 05/25/2036	410	87
0.697% due 06/25/2037	628	134
5.299% due 10/25/2035	412	336
Countrywide Home Loan Mortgage Pass-Through Trust
3.506% due 04/20/2035	3,422	3,234
5.417% due 02/20/2036	591	393
Credit Suisse First Boston Mortgage Securities Corp.
2.508% due 06/25/2033	1,800	1,581
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	36	36
Downey Savings & Loan Association Mortgage Loan Trust
0.658% due 11/19/2037	800	31
First Horizon Asset Securities, Inc.
2.841% due 07/25/2033	685	675
Greenpoint Mortgage Funding Trust
0.557% due 10/25/2046	143	0
0.617% due 04/25/2036	573	127
Merrill Lynch Floating Trust
0.420% due 06/15/2022	991	939
Morgan Stanley Capital I
0.410% due 10/15/2020	1,082	981
Residential Asset Securitization Trust
0.747% due 01/25/2046	8	4
Sovereign Commercial Mortgage Securities Trust
5.842% due 07/22/2030	589	610
Structured Adjustable Rate Mortgage Loan Trust
2.659% due 07/25/2034	3,602	3,219
TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	133	124

		14,779

U.S. GOVERNMENT AGENCIES 1.1%
Fannie Mae
1.621% due 06/01/2043	582	586
1.634% due 07/01/2044	237	236
2.814% due 11/01/2035	299	307
5.000% due 02/25/2017	101	104
5.162% due 09/01/2035	422	450
5.171% due 11/01/2035	389	416
5.198% due 08/01/2035	369	394
5.202% due 10/01/2035	374	400
5.247% due 09/01/2035	385	411

Freddie Mac
0.351% due 04/01/2011		20,076	20,104
0.607% due 03/09/2011 - 08/25/2031		11,822	11,810
0.627% due 09/25/2031		312	295
3.406% due 08/01/2035		53	56

			35,569

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
1.000% due 07/31/2011		4,883	4,914
1.000% due 10/31/2011		8,382	8,443

			13,357

Total United States (Cost $630,170)			618,653

VENEZUELA 0.4%
Venezuela Government International Bond
5.375% due 08/07/2010		$11,870	11,811

Total Venezuela (Cost $11,824)			11,811

SHORT-TERM INSTRUMENTS 37.3%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2010		$2,021	2,021

(Dated 06/30/2010. Collateralized by U.S. Treasury Bonds 3.125% due 04/30/2017 valued at $2,065. Repurchase proceeds are $2,021.)
ISRAEL TREASURY BILLS 0.8%
1.690% due 07/07/2010 - 10/06/2010 (b)	ILS	108,100	27,773

POLAND TREASURY BILLS 0.8%
3.468% due 09/08/2010 - 09/22/2010 (b)	PLN	98,200	28,915

TURKEY TREASURY BILLS 0.9%
7.226% due 07/28/2010 - 08/18/2010 (b)	TRY	50,000	31,346

U.S. TREASURY BILLS 3.1%
0.157% due 07/01/2010 - 12/02/2010 (b)(d)(e)		$104,440	104,415

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.152% due 07/15/2010 (e)		5,280	5,280

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 31.4%
		106,806,504	1,069,560

Total Short-Term Instruments (Cost $1,275,832)			1,269,310

PURCHASED OPTIONS (g) 0.0%
(Cost $303)			49

Total Investments 101.8% (Cost $3,488,978)			$3,465,570
Written Options (h) (0.0%) (Premiums $332)			(296)
Other Assets and Liabilities (Net) (1.8%)			(59,957)

Net Assets 100.0%			$3,405,317

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $620 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Securities with an aggregate market value of $101,358 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.714%	$12,300	$47	$0	$47
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%	10,000	(13)	(21)	8

						$34	$(21)	$55

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC	BRL	121,900	$1,257	$839	$418
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	651	73	578

							$1,908	$912	$996

(g)	Purchased options outstanding on June 30, 2010:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$9,465	$303	$49

(h)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$100	$1	$0

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW 1,275.000	12/07/2010	$9,465	$331	$296

(i)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.278%	02/11/2011	02/17/2010	$1,902	$1,857	0.05%
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	393	854	0.03%

				$2,295	$2,711	0.08%

(j)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	6.000%	07/01/2040	$2,000	$2,160	$2,170

(k)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	2,273	08/2010	BOA	$0	$(34)	$(34)
Buy		18,137	08/2010	HSBC	63	(16)	47
Sell		19,600	08/2010	HSBC	0	(327)	(327)
Buy		9,388	08/2010	JPM	167	0	167
Buy		35,100	08/2010	MSC	45	(70)	(25)
Sell		157,802	08/2010	MSC	297	(127)	170
Sell		2,776	08/2010	RBC	4	0	4
Buy		9,015	08/2010	RBS	0	(39)	(39)
Sell		4,265	08/2010	RBS	0	(59)	(59)
Sell	CAD	453	07/2010	UBS	25	0	25
Sell	CHF	319	09/2010	CITI	0	(13)	(13)
Buy	CLP	2,686,250	11/2010	CITI	0	(83)	(83)
Buy		8,384,000	11/2010	DUB	0	(654)	(654)
Sell		13,901,548	11/2010	DUB	1,044	0	1,044
Buy		1,590,450	11/2010	JPM	0	(89)	(89)
Sell		105,150	11/2010	JPM	7	0	7
Sell		4,102,395	11/2010	MSC	426	0	426
Buy		8,513,408	01/2011	DUB	0	(1,755)	(1,755)
Buy		15,020,333	01/2011	JPM	0	(2,961)	(2,961)
Buy	CNY	31,000	07/2010	BCLY	5	0	5
Sell		31,000	07/2010	GSC	0	(2)	(2)
Buy		33,970	08/2010	DUB	2	0	2
Buy		2,587	09/2010	BCLY	1	0	1
Buy		42,658	11/2010	BCLY	0	(129)	(129)
Buy		69,910	11/2010	CITI	0	(215)	(215)
Buy		174,593	11/2010	DUB	0	(567)	(567)
Buy		31,000	11/2010	GSC	0	(26)	(26)
Buy		19,205	11/2010	HSBC	0	(64)	(64)
Buy		78,602	11/2010	JPM	0	(208)	(208)
Buy		67,295	11/2010	MSC	0	(232)	(232)
Buy		17,863	01/2011	BOA	0	(44)	(44)
Buy		17,882	01/2011	CITI	0	(51)	(51)
Buy		33,398	01/2011	DUB	0	(52)	(52)
Buy		47,579	01/2011	JPM	0	(137)	(137)
Buy		31,871	01/2011	MSC	0	(78)	(78)
Sell		7,428	04/2011	JPM	0	(6)	(6)
Buy		100,353	06/2011	BCLY	60	(42)	18
Buy		87,834	06/2011	CITI	144	0	144
Buy		9,254	06/2011	DUB	0	(53)	(53)
Buy		54,342	06/2011	JPM	0	(111)	(111)
Buy		40,110	06/2011	UBS	2	0	2
Buy		132,473	11/2011	CITI	23	(319)	(296)
Buy		38,550	11/2011	DUB	0	(172)	(172)
Buy	COP	11,842,000	07/2010	CITI	234	0	234
Sell		3,379,744	07/2010	CITI	0	(105)	(105)

Buy		50,176,054	07/2010	DUB	1,262	0	1,262
Sell		11,140,264	07/2010	DUB	0	(358)	(358)
Sell		94,863,204	07/2010	JPM	0	(1,789)	(1,789)
Buy		73,267,622	07/2010	RBS	713	0	713
Buy		38,270,624	11/2010	JPM	136	0	136
Buy	CZK	83,570	07/2010	GSC	0	(26)	(26)
Buy		105,623	08/2010	BCLY	22	0	22
Sell		10,141	08/2010	CITI	58	0	58
Buy		267,001	08/2010	CSFB	0	(36)	(36)
Buy		110,537	08/2010	GSC	0	(644)	(644)
Buy		267,011	08/2010	HSBC	0	(36)	(36)
Buy		3,299,880	08/2010	UBS	0	(16,853)	(16,853)
Sell	EUR	27,225	07/2010	BCLY	3,148	0	3,148
Sell		2,322	07/2010	BNP	32	0	32
Sell		1,688	07/2010	CITI	8	0	8
Sell		3,044	08/2010	CITI	35	0	35
Sell		10,000	09/2010	BNP	2,531	0	2,531
Sell	GBP	4,494	09/2010	BOA	0	(54)	(54)
Buy	HKD	147,494	07/2010	BCLY	0	(57)	(57)
Buy		124,557	07/2010	CITI	5	(7)	(2)
Buy		103,205	07/2010	DUB	0	(54)	(54)
Buy		157,124	07/2010	GSC	7	(7)	0
Buy		632,560	07/2010	HSBC	12	(185)	(173)
Sell		38,778	07/2010	HSBC	20	0	20
Buy		1,459,477	07/2010	JPM	0	(565)	(565)
Buy		93,112	07/2010	UBS	0	(41)	(41)
Buy		27,232	10/2010	CITI	0	0	0
Buy		38,958	10/2010	DUB	7	0	7
Sell	HUF	1,749,475	07/2010	BCLY	1,014	0	1,014
Sell		245,062	07/2010	DUB	0	(16)	(16)
Buy		682,800	07/2010	GSC	0	(78)	(78)
Sell		4,121,857	07/2010	GSC	3,913	0	3,913
Buy		10,029,245	07/2010	HSBC	0	(7,063)	(7,063)
Buy		3,700,000	07/2010	JPM	0	(2,864)	(2,864)
Sell		8,330,467	07/2010	JPM	1,866	(844)	1,022
Buy		80	10/2010	CITI	0	0	0
Buy		245,062	10/2010	DUB	14	0	14
Buy		1,907,631	10/2010	GSC	0	(35)	(35)
Buy		8,523,164	10/2010	JPM	808	(41)	767
Buy	IDR	162,009,807	10/2010	BCLY	1,506	0	1,506
Buy		5,978,427	10/2010	CITI	36	0	36
Buy		214,044,567	10/2010	DUB	1,733	0	1,733
Buy		18,770,000	10/2010	JPM	38	0	38
Sell		54,549,000	10/2010	JPM	0	(224)	(224)
Buy		39,348,000	10/2010	UBS	273	0	273
Buy		33,228,200	11/2010	BCLY	181	0	181
Buy		32,790,100	11/2010	CITI	164	0	164
Buy		15,256,715	11/2010	DUB	41	0	41
Buy		40,458,000	11/2010	HSBC	180	0	180
Buy		19,860,000	11/2010	MSC	141	0	141
Buy		28,410,000	01/2011	CITI	38	0	38
Buy		39,090,000	01/2011	HSBC	180	0	180
Buy		57,405,000	01/2011	JPM	139	0	139
Buy		47,575,000	01/2011	MSC	88	0	88

Buy		2,893,473	04/2011	BCLY	4	0	4
Buy		56,760,000	04/2011	CITI	13	0	13
Buy		19,124,000	04/2011	HSBC	26	0	26
Buy		65,926,000	04/2011	UBS	0	(15)	(15)
Buy	ILS	23,322	08/2010	BCLY	0	(212)	(212)
Buy		66,347	08/2010	CITI	0	(281)	(281)
Sell		1,463	08/2010	CITI	14	0	14
Buy		100,000	08/2010	DUB	0	(1,039)	(1,039)
Buy		47,262	08/2010	GSC	0	(461)	(461)
Sell		17,944	08/2010	GSC	132	0	132
Buy		122,101	08/2010	HSBC	0	(1,186)	(1,186)
Sell		36,526	08/2010	HSBC	283	0	283
Buy		19,155	08/2010	JPM	0	(73)	(73)
Sell		72,595	08/2010	JPM	706	0	706
Buy		158,838	08/2010	UBS	0	(1,199)	(1,199)
Buy	INR	140,700	09/2010	UBS	0	0	0
Buy		122,006	11/2010	BCLY	0	(59)	(59)
Buy		1,698,796	11/2010	CITI	0	(389)	(389)
Buy		371,850	11/2010	JPM	0	(102)	(102)
Buy		945,824	03/2011	BCLY	0	(436)	(436)
Buy		317,730	03/2011	DUB	0	(312)	(312)
Buy		440,634	03/2011	HSBC	0	(219)	(219)
Buy		735,673	03/2011	JPM	0	(373)	(373)
Buy		95,160	03/2011	MSC	3	0	3
Buy		920,922	03/2011	UBS	26	(438)	(412)
Sell	JPY	2,236,654	07/2010	BOA	0	(871)	(871)
Buy	KRW	3,636,000	07/2010	BCLY	0	(96)	(96)
Sell		11,703,298	07/2010	CITI	650	0	650
Buy		7,215,543	07/2010	DUB	0	(182)	(182)
Sell		5,508,960	07/2010	DUB	296	0	296
Buy		366,400	07/2010	HSBC	0	(20)	(20)
Buy		5,994,315	07/2010	MSC	0	(167)	(167)
Buy		14,348,068	08/2010	MSC	0	(468)	(468)
Buy		7,394,286	11/2010	BCLY	0	(279)	(279)
Buy		1,014,212	11/2010	BOA	0	(32)	(32)
Buy		29,394,684	11/2010	CITI	0	(1,044)	(1,044)
Buy		848,698	11/2010	DUB	0	(38)	(38)
Buy		445,740	11/2010	GSC	0	(16)	(16)
Buy		5,710,000	11/2010	HSBC	0	(342)	(342)
Buy		3,469,163	11/2010	JPM	0	(190)	(190)
Buy		1,692,117	11/2010	MSC	0	(90)	(90)
Buy		5,733,800	11/2010	UBS	0	(322)	(322)
Buy		5,508,960	01/2011	DUB	0	(277)	(277)
Buy		2,241,800	01/2011	UBS	0	(172)	(172)
Buy		6,922,200	05/2011	CITI	0	(355)	(355)
Buy	MXN	856,857	09/2010	BOA	0	(1,718)	(1,718)
Buy		843,444	09/2010	CITI	0	(1,352)	(1,352)
Sell		233,585	09/2010	CITI	346	0	346
Buy		506,078	09/2010	DUB	0	(1,009)	(1,009)
Buy		67	09/2010	GSC	0	0	0
Buy		726,928	09/2010	HSBC	2	(1,304)	(1,302)
Buy		778,239	09/2010	JPM	0	(1,146)	(1,146)
Sell		155,293	09/2010	JPM	97	0	97
Buy		897,867	09/2010	MSC	0	(1,025)	(1,025)
Buy		142,652	09/2010	UBS	51	(203)	(152)
Buy	MYR	99,198	10/2010	BCLY	1,217	(4)	1,213
Buy		11,116	10/2010	BOA	178	0	178
Buy		92,400	10/2010	CITI	863	(26)	837
Buy		43,018	10/2010	DUB	75	(9)	66
Buy		38,951	10/2010	JPM	34	(58)	(24)
Buy		334	10/2010	MSC	5	0	5
Buy		22,572	10/2010	UBS	0	(60)	(60)
Buy	PEN	148,626	10/2010	CITI	219	0	219
Buy		65,044	10/2010	DUB	87	0	87
Buy		14,300	10/2010	HSBC	44	0	44
Buy		18,902	10/2010	JPM	25	0	25
Buy	PHP	35,145	08/2010	DUB	4	0	4
Buy		139,440	08/2010	HSBC	0	(7)	(7)
Sell		397,562	08/2010	HSBC	37	0	37
Buy		1,606,510	08/2010	JPM	163	(13)	150
Buy		513,076	08/2010	MSC	158	0	158
Buy		87,761	08/2010	UBS	0	(16)	(16)
Buy		1,009,998	11/2010	BCLY	0	(305)	(305)
Buy		1,998,460	11/2010	CITI	0	(615)	(615)

Buy		588,323	11/2010	DUB	0	(124)	(124)
Buy		276,000	11/2010	JPM	0	(125)	(125)
Buy		318,150	11/2010	UBS	0	(228)	(228)
Buy		96,200	11/2011	JPM	0	(8)	(8)
Buy		198,760	11/2011	UBS	115	0	115
Buy	PLN	204,834	08/2010	BCLY	25	(5,768)	(5,743)
Sell		43,597	08/2010	BCLY	2,399	0	2,399
Buy		17,153	08/2010	BNP	42	0	42
Sell		199,563	08/2010	CITI	1,938	0	1,938
Buy		42,829	08/2010	CSFB	0	(141)	(141)
Buy		89,184	08/2010	DUB	0	(4,141)	(4,141)
Sell		2,200	08/2010	DUB	109	0	109
Buy		72,063	08/2010	GSC	0	(3,282)	(3,282)
Sell		53,249	08/2010	GSC	2,966	0	2,966
Buy		478,970	08/2010	HSBC	0	(23,195)	(23,195)
Sell		191,783	08/2010	HSBC	2,765	0	2,765
Buy		231,202	08/2010	JPM	0	(7,212)	(7,212)
Sell		153	08/2010	JPM	0	0	0
Buy		26,772	08/2010	MSC	0	(130)	(130)
Sell		15,574	08/2010	MSC	0	(111)	(111)
Sell		52,174	08/2010	RBS	588	0	588
Buy		103,306	08/2010	UBS	0	(3,728)	(3,728)
Sell		52,184	08/2010	UBS	596	0	596
Buy	RON	11,025	08/2010	BCLY	0	(518)	(518)
Buy		34,837	08/2010	CITI	0	(445)	(445)
Buy		185,154	08/2010	DUB	0	(9,423)	(9,423)
Buy		113,301	08/2010	JPM	0	(4,409)	(4,409)
Buy		17,185	08/2010	MSC	0	(218)	(218)
Buy		44,150	08/2010	UBS	0	(217)	(217)
Sell	RUB	256,967	07/2010	BCLY	517	0	517
Sell		864	07/2010	HSBC	0	0	0
Buy		256,967	07/2010	JPM	0	(190)	(190)
Buy	SGD	5,583	07/2010	DUB	0	(10)	(10)
Sell		5,583	07/2010	DUB	41	0	41
Buy		210,504	09/2010	BCLY	290	(28)	262
Buy		72,906	09/2010	CITI	296	0	296
Buy		140,015	09/2010	DUB	224	(277)	(53)
Buy		85,604	09/2010	GSC	399	0	399
Buy		37,607	09/2010	HSBC	24	(140)	(116)
Sell		70	09/2010	HSBC	0	0	0
Buy		11,627	09/2010	JPM	12	0	12
Buy		11,150	09/2010	MSC	0	(29)	(29)
Buy		28	09/2010	RBS	0	0	0
Buy		12,406	09/2010	UBS	0	(131)	(131)
Sell		5,566	09/2010	UBS	0	(49)	(49)
Buy	THB	364,139	09/2010	BCLY	98	(6)	92
Buy		577,207	09/2010	CITI	84	0	84
Buy		344,094	09/2010	HSBC	162	0	162
Buy	TRY	20,000	07/2010	BCLY	0	(598)	(598)
Sell		49,473	07/2010	BCLY	0	(189)	(189)
Buy		26,274	07/2010	CITI	0	(344)	(344)
Sell		14,882	07/2010	CITI	40	0	40
Buy		171,639	07/2010	GSC	0	(2,293)	(2,293)
Buy		100,028	07/2010	HSBC	0	(1,337)	(1,337)
Sell		109,557	07/2010	HSBC	467	(222)	245
Buy		27,569	07/2010	JPM	0	(386)	(386)
Sell		1,569	07/2010	JPM	13	0	13
Buy		60,357	07/2010	UBS	4	(779)	(775)
Buy		4,082	10/2010	CSFB	30	0	30
Buy		104,996	10/2010	HSBC	225	(418)	(193)

Buy		4,083	10/2010	MLP	31	0	31
Buy		740	10/2010	RBS	0	(3)	(3)
Buy	TWD	44,613	10/2010	BCLY	0	(28)	(28)
Buy		132,392	10/2010	CITI	0	(74)	(74)
Sell		18,645	10/2010	HSBC	16	0	16
Buy		62,400	10/2010	JPM	0	(44)	(44)
Buy		124,000	10/2010	UBS	0	(114)	(114)
Buy		310,700	01/2011	BCLY	0	(192)	(192)
Buy		490,684	01/2011	DUB	0	(214)	(214)
Buy		49,936	01/2011	HSBC	0	(24)	(24)
Buy		203,533	01/2011	JPM	0	(20)	(20)
Buy		313,304	01/2011	MSC	0	(80)	(80)
Buy		524,198	01/2011	UBS	3	(309)	(306)
Buy	ZAR	30,297	07/2010	BCLY	0	(70)	(70)
Sell		311,673	07/2010	BCLY	769	0	769
Buy		14,938	07/2010	CITI	0	(62)	(62)
Buy		45	07/2010	DUB	0	0	0
Buy		15,069	07/2010	GSC	0	(46)	(46)
Buy		572,393	07/2010	HSBC	140	0	140
Buy		76,400	07/2010	JPM	123	(26)	97
Sell		41,741	07/2010	JPM	129	0	129
Buy		57,261	07/2010	MSC	0	(73)	(73)
Buy		51,039	07/2010	UBS	52	0	52
Buy		250,000	10/2010	BCLY	0	(740)	(740)
Buy		41,741	10/2010	JPM	0	(127)	(127)

					$44,388	$(134,437)	$(90,049)

(l)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$38,026	$0	$38,026
Barbados	0	6,955	0	6,955
Brazil	0	161,624	0	161,624
Canada	0	8,181	0	8,181
Cayman Islands	0	9,210	1,046	10,256
Chile	0	551	0	551
China	0	3,493	0	3,493
Colombia	0	44,037	0	44,037
Egypt	0	36,115	0	36,115
El Salvador	0	18,023	0	18,023
France	0	43,156	0	43,156
Guatemala	0	8,088	0	8,088
Hungary	0	755	0	755
Indonesia	0	30,691	0	30,691
Kazakhstan	0	53,401	0	53,401
Luxembourg	0	1,536	0	1,536
Malaysia	0	19,772	0	19,772
Mexico	0	134,861	0	134,861
Panama	0	45,045	0	45,045
Philippines	0	9,976	0	9,976
Poland	0	192,056	0	192,056
Qatar	0	58,437	0	58,437
Russia	0	255,084	1,857	256,941
South Africa	0	42,095	0	42,095
South Korea	0	98,876	0	98,876
Tunisia	0	70,442	0	70,442
Turkey	0	16,442	0	16,442
United Arab Emirates	0	14,640	0	14,640
United Kingdom	0	141,276	0	141,276
United States
Asset-Backed Securities	0	13,228	0	13,228
Bank Loan Obligations	0	12,874	0	12,874
Corporate Bonds & Notes	0	528,846	0	528,846
Mortgage-Backed Securities	0	14,779	0	14,779
U.S. Government Agencies	0	35,569	0	35,569
U.S. Treasury Obligations	0	13,357	0	13,357
Venezuela	0	11,811	0	11,811
Short-Term Instruments	1,069,560	199,750	0	1,269,310
Purchased Options	0	49	0	49

Investments, at value	$1,069,560	$2,393,107	$2,903	$3,465,570
Short Sales, at value	$0	$(2,170)	$0	$(2,170)
Financial Derivative Instruments(3)	$0	$(89,294)	$0	$(89,294)

Totals	$1,069,560	$2,301,643	$2,903	$3,374,106

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Cayman Islands	$1,034	$(7)	$0	$0	$19	$0	$0	$1,046	$18
Russia	1,874	0	(1)	0	(16)	0	0	1,857	(16)
United States
Bank Loan Obligations	2,732	(218)	0	0	12	0	(2,526)	0	0

Investments, at value	$5,640	$(225)	$(1)	$0	$15	$0	$(2,526)	$2,903	$2

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Diversified Income Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.8%
American General Finance Corp.
7.250% due 04/21/2015		$3,300	$3,217
Berry Plastics Corp.
7.292% due 06/05/2014		5,752	4,659
BOC Group, Inc.
2.354% due 05/31/2014		2,431	2,121
CIT Group, Inc.
9.500% due 01/20/2012		2,178	2,231
CSC Holdings LLC
2.100% due 03/29/2016		1,355	1,316
Dex Media West LLC
7.500% due 10/24/2014		706	637
Dex One Corp.
9.250% due 10/24/2014		612	549
FCI Connectors
2.795% due 11/02/2012		292	270
2.795% due 03/09/2013		309	287
Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)		989	842
Ineos Group Holdings PLC
7.001% due 10/07/2012		266	259
7.501% due 10/07/2013		2,315	2,223
8.001% due 10/07/2014		2,315	2,189
International Lease Finance Corp.
6.750% due 03/17/2015		3,900	3,857
7.000% due 03/17/2016		5,700	5,617
MGM Mirage, Inc.
6.000% due 10/03/2011		1,695	1,638
PagesJaunes Groupe
2.218% due 01/11/2014	EUR	4,000	4,258
Polypore, Inc.
2.360% due 07/03/2014		$2,337	2,244
Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		7,043	5,212
3.874% due 10/10/2014		547	405
4.033% due 10/10/2014		65	48
4.066% due 10/10/2014		782	580
UPC Holding BV
4.178% due 12/31/2016	EUR	3,750	4,153
4.995% due 12/31/2017		2,705	3,009

Total Bank Loan Obligations (Cost $58,179)			51,821

CORPORATE BONDS & NOTES 55.1%
BANKING & FINANCE 25.9%
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		$220	205
Ally Financial, Inc.
6.000% due 12/15/2011		200	200
6.625% due 05/15/2012		2,900	2,894
6.875% due 09/15/2011		3,900	3,950
6.875% due 08/28/2012		6,475	6,465
7.000% due 02/01/2012		6,050	6,073
7.250% due 03/02/2011		6,925	7,000
8.300% due 02/12/2015		6,200	6,293
American Express Bank FSB
5.500% due 04/16/2013		2,000	2,163
5.550% due 10/17/2012		7,000	7,530
American Express Co.
7.250% due 05/20/2014		1,700	1,934

American General Finance Corp.
3.250% due 01/16/2013	EUR	600	605
4.875% due 07/15/2012		$3,000	2,730
6.900% due 12/15/2017		1,200	962
American International Group, Inc.
0.414% due 10/18/2011		5,600	5,287
0.794% due 04/26/2011	EUR	650	764
5.050% due 10/01/2015		$1,600	1,478
5.450% due 05/18/2017		1,000	892
5.600% due 10/18/2016		3,400	3,121
5.850% due 01/16/2018		30,225	27,165
6.250% due 05/01/2036		5,700	4,560
8.175% due 05/15/2068		1,400	1,116
Anadarko Finance Co.
7.500% due 05/01/2031		1,000	844
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		2,400	2,444
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	12,500	12,824
Banco do Brasil S.A.
4.500% due 01/22/2015		$10,800	10,962
6.000% due 01/22/2020		6,500	6,741
Bank of America Corp.
4.750% due 08/01/2015		1,400	1,433
4.750% due 05/23/2017	EUR	300	341
5.650% due 05/01/2018		$700	719
5.750% due 12/01/2017		16,500	17,148
7.375% due 05/15/2014		2,900	3,254
Bank of America Institutional Capital A
8.070% due 12/31/2026		500	489
Barclays Bank PLC
5.000% due 09/22/2016		2,400	2,466
5.125% due 01/08/2020		700	698
5.450% due 09/12/2012		8,000	8,508
5.926% due 09/29/2049		7,230	5,965
6.000% due 01/23/2018	EUR	200	254
6.050% due 12/04/2017		$600	607
7.434% due 09/29/2049		13,600	12,240
10.179% due 06/12/2021		17,280	21,679
14.000% due 11/29/2049	GBP	500	934
BBVA Bancomer S.A.
7.250% due 04/22/2020		$2,600	2,574
Bear Stearns Cos. LLC
0.728% due 11/28/2011		100	100
5.700% due 11/15/2014		1,700	1,886
6.400% due 10/02/2017		1,400	1,558
7.250% due 02/01/2018		1,400	1,638
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	546
BNP Paribas Capital Trust VI
5.868% due 01/29/2049	EUR	4,870	5,300
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$1,900	1,257
Caelus Re Ltd.
6.788% due 06/07/2011		3,800	3,689
Caterpillar Financial Services Corp.
1.287% due 06/24/2011		200	202
Catlin Insurance Co. Ltd.
7.249% due 12/31/2049		460	371
CBA Capital Trust II
6.024% due 03/29/2049		3,400	3,064
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		1,800	1,746

CIT Group, Inc.
7.000% due 05/01/2013		7,543	7,260
7.000% due 05/01/2014		11,814	11,194
7.000% due 05/01/2015		2,015	1,869
7.000% due 05/01/2016		1,358	1,246
7.000% due 05/01/2017		1,901	1,720
Citigroup Capital XXI
8.300% due 12/21/2057		14,375	14,072
Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,600	6,274
5.300% due 10/17/2012		$4,150	4,304
5.500% due 04/11/2013		3,900	4,058
5.500% due 10/15/2014		3,000	3,088
6.000% due 12/13/2013		2,050	2,152
6.000% due 08/15/2017		300	312
6.125% due 11/21/2017		2,195	2,297
6.125% due 05/15/2018		315	329
Columbus International, Inc.
11.500% due 11/20/2014		5,600	5,992
ConocoPhillips Canada Funding Co. I
5.300% due 04/15/2012		2,800	2,994
Countrywide Financial Corp.
5.800% due 06/07/2012		4,299	4,523
Credit Suisse
5.000% due 05/15/2013		5,900	6,309
DBS Bank Ltd.
0.656% due 05/16/2017		5,000	4,728
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,300	2,382
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		7,777	7,933
Ford Motor Credit Co. LLC
3.048% due 01/13/2012		4,600	4,474
7.500% due 08/01/2012		7,700	7,879
7.800% due 06/01/2012		16,746	17,255
8.700% due 10/01/2014		10,300	10,748
Foundation Re II Ltd.
7.195% due 11/26/2010		1,800	1,721
General Electric Capital Corp.
0.628% due 05/29/2012		12,000	11,642
0.679% due 12/20/2013		400	378
4.625% due 09/15/2066	EUR	5,700	5,750
5.250% due 10/19/2012		$40	43
Goldman Sachs Group, Inc.
0.963% due 02/04/2013	EUR	1,100	1,254
0.988% due 03/22/2016		$50	45
4.750% due 07/15/2013		1,225	1,280
5.125% due 01/15/2015		1,500	1,578
5.250% due 10/15/2013		1,900	2,005
6.150% due 04/01/2018		3,475	3,648
6.750% due 10/01/2037		14,200	13,981
Green Valley Ltd.
4.240% due 01/10/2011	EUR	1,300	1,592
HBOS PLC
6.750% due 05/21/2018		$1,400	1,313
HCP, Inc.
6.700% due 01/30/2018		5,000	5,282
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		2,900	1,958
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	422
HSBC Capital Funding LP
4.610% due 12/31/2049		4,700	4,063

HSBC Holdings PLC
5.375% due 12/20/2012	EUR	298	389
6.000% due 06/10/2019		2,000	2,703
6.375% due 10/18/2022	GBP	100	160
6.500% due 05/02/2036		$5,300	5,521
6.500% due 09/15/2037		125	130
Intergas Finance BV
6.375% due 05/14/2017		2,700	2,714
6.875% due 11/04/2011		378	396
International Lease Finance Corp.
4.950% due 02/01/2011		4,900	4,851
5.650% due 06/01/2014		375	335
6.625% due 11/15/2013		4,000	3,730
JPMorgan Chase & Co.
0.546% due 05/16/2011		100	100
4.650% due 06/01/2014		600	641
4.750% due 05/01/2013		1,900	2,029
4.950% due 03/25/2020		700	729
5.375% due 10/01/2012		1,500	1,622
7.900% due 04/29/2049		7,300	7,549
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	3,525	4,055
8.500% due 12/29/2049		$7,500	5,888
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,472	987
Lloyds TSB Bank PLC
12.000% due 12/29/2049		$12,800	12,880
M&T Capital Trust II
8.277% due 06/01/2027		500	465
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	5,356
MBNA Capital B
1.144% due 02/01/2027		3,000	2,034
Merna Reinsurance Ltd.
0.940% due 07/07/2010		20,000	19,996
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		3,400	3,570
6.050% due 08/15/2012		15,387	16,372
6.875% due 04/25/2018		10,400	11,118
MetLife, Inc.
5.375% due 12/15/2012		45	48
Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	2,254
Morgan Stanley
0.545% due 01/09/2012		$400	389
5.750% due 08/31/2012		4,600	4,824
5.950% due 12/28/2017		2,400	2,435
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	2,326
Mystic Re Ltd.
10.538% due 06/07/2011		700	678
National Rural Utilities Cooperative Finance Corp.
1.066% due 07/01/2010		300	300
4.750% due 03/01/2014		850	933
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		1,900	1,942
Pearson Dollar Finance PLC
5.700% due 06/01/2014		1,000	1,095
QBE International Holdings PLC
6.582% due 08/02/2020	AUD	3,000	2,516
Rabobank Nederland NV
11.000% due 06/29/2049		$3,488	4,325
Residential Reinsurance 2008 Ltd.
7.288% due 06/06/2011		1,250	1,213

Resona Bank Ltd.
5.850% due 09/29/2049		900	852
Reynolds Group Issuer, Inc.
7.750% due 10/15/2016		1,200	1,179
Royal Bank of Scotland Group PLC
4.556.% due 04/06/2011	GBP	3,129	4,523
5.000% due 11/12/2013		$150	146
6.000% due 06/29/2049	GBP	1,620	1,973
6.990% due 10/29/2049		$2,000	1,310
7.640% due 03/29/2049		300	173
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		5,320	5,307
7.125% due 01/14/2014		1,000	1,061
7.175% due 05/16/2013		2,350	2,488
7.750% due 05/29/2018		400	430
SLM Corp.
3.125% due 09/17/2012	EUR	7,000	7,680
4.750% due 03/17/2014		3,100	3,403
8.450% due 06/15/2018		$1,800	1,665
Sumitomo Mitsui Banking Corp.
0.795% due 12/31/2049	JPY	100,000	1,125
0.950% due 06/02/2049		100,000	1,087
Teco Finance, Inc.
6.750% due 05/01/2015		$7,050	8,038
Temasek Financial I Ltd.
4.300% due 10/25/2019		9,950	10,384
Tenneco, Inc.
8.625% due 11/15/2014		75	76
10.250% due 07/15/2013		617	635
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	1,025
6.625% due 03/20/2017		4,200	4,158
7.250% due 02/02/2020		2,800	2,811
7.500% due 03/13/2013		600	637
7.500% due 07/18/2016		9,400	9,800
7.875% due 03/13/2018		2,600	2,722
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		1,700	1,737
6.103% due 06/27/2012		3,300	3,452
7.700% due 08/07/2013		2,000	2,166
8.700% due 08/07/2018		2,300	2,694
UBS AG
5.750% due 04/25/2018		4,025	4,162
7.000% due 10/15/2015		500	554
7.152% due 12/29/2049	EUR	100	111
UBS Preferred Funding Trust I
8.622% due 10/29/2049		$3,940	3,848
UBS Preferred Funding Trust II
7.247% due 06/29/2049		7,910	7,366
UBS Preferred Funding Trust V
6.243% due 05/29/2049		2,500	2,169
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	280
Ventas Realty LP
6.500% due 06/01/2016		400	408
6.750% due 04/01/2017		2,635	2,672
Vita Capital III Ltd.
1.391% due 01/01/2011		3,150	3,120
VTB Capital S.A.
6.609% due 10/31/2012		3,300	3,407
6.875% due 05/29/2018		200	206
7.500% due 10/12/2011		300	315

Wachovia Bank N.A.
6.600% due 01/15/2038		3,000	3,277
Wachovia Corp.
0.433% due 10/15/2011		600	596
0.534% due 08/01/2013		300	293
2.114% due 05/01/2013		3,200	3,258
5.250% due 08/01/2014		500	530
Wells Fargo & Co.
4.375% due 01/31/2013		3,265	3,455
5.625% due 12/11/2017		645	707
Wells Fargo Capital X
5.950% due 12/15/2036		2,800	2,502
Wells Fargo Capital XIII
7.700% due 12/29/2049		15,200	15,428
White Nights Finance BV for Gazprom
10.500% due 03/08/2014		10,000	11,621
10.500% due 03/25/2014		23,040	26,784

			744,619

INDUSTRIALS 23.0%
Adaro Indonesia PT
7.625% due 10/22/2019		1,300	1,320
AES El Salvador Trust
6.750% due 02/01/2016		11,800	11,095
Altria Group, Inc.
7.750% due 02/06/2014		300	347
9.250% due 08/06/2019		2,500	3,127
9.700% due 11/10/2018		300	381
America Movil SAB de C.V.
5.750% due 01/15/2015		2,000	2,233
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		1,192	1,323
American Stores Co.
7.100% due 03/20/2028		100	78
8.000% due 06/01/2026		2,000	1,710
AmeriGas Partners LP
7.125% due 05/20/2016		5,075	5,075
7.250% due 05/20/2015		500	502
Amgen, Inc.
5.700% due 02/01/2019		300	349
5.850% due 06/01/2017		100	116
Anadarko Petroleum Corp.
5.950% due 09/15/2016		6,100	5,259
Angel Lux Common S.A.
8.250% due 05/01/2016	EUR	3,300	4,237
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		$1,600	1,644
ARAMARK Corp.
3.844% due 02/01/2015		1,825	1,688
8.500% due 02/01/2015		2,000	2,030
ArcelorMittal
6.125% due 06/01/2018		925	970
ArvinMeritor, Inc.
8.125% due 09/15/2015		6,085	5,872
8.750% due 03/01/2012		594	630
AstraZeneca PLC
5.400% due 09/15/2012		745	814
Atlantic Richfield Co.
8.530% due 02/27/2012		500	510
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	1,084
Berry Plastics Corp.
8.250% due 11/15/2015		6,400	6,384
8.875% due 09/15/2014		3,400	3,290

BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	1,200	1,339
Biomet, Inc.
10.000% due 10/15/2017	5,092	5,499
10.375% due 10/15/2017 (c)	2,500	2,700
11.625% due 10/15/2017	6,945	7,553
C8 Capital SPV Ltd.
6.640% due 12/29/2049	17,440	11,354
6.640% due 12/31/2049	3,660	2,416
CBS Corp.
5.625% due 08/15/2012	3,500	3,711
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	7,000	8,136
Cemex Finance LLC
9.500% due 12/14/2016	13,200	12,804
Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,310
Charter Communications Operating LLC
8.000% due 04/30/2012	7,500	7,838
Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,550	2,429
9.500% due 05/15/2016	3,150	3,213
Cisco Systems, Inc.
5.500% due 02/22/2016	500	577
Codelco, Inc.
7.500% due 01/15/2019	150	185
Columbia University
6.875% due 12/15/2015	500	595
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	365
Comcast Cable Communications LLC
7.125% due 06/15/2013	2,130	2,411
Comcast Corp.
5.300% due 01/15/2014	2,000	2,198
5.900% due 03/15/2016	2,900	3,274
6.500% due 01/15/2015	100	115
Community Health Systems, Inc.
8.875% due 07/15/2015	12,800	13,232
Consol Energy, Inc.
8.000% due 04/01/2017	1,700	1,764
Con-way, Inc.
7.250% due 01/15/2018	5,000	5,440
Corp. GEO SAB de C.V.
8.875% due 09/25/2014	1,500	1,568
9.250% due 06/30/2020	2,500	2,509
Cox Communications, Inc.
7.125% due 10/01/2012	725	806
CSC Holdings LLC
6.750% due 04/15/2012	375	390
7.625% due 07/15/2018	700	711
7.875% due 02/15/2018	2,900	2,972
8.625% due 02/15/2019	5,300	5,598
CSN Islands VIII Corp.
9.750% due 12/16/2013	900	1,053
CSN Islands IX Corp.
10.500% due 01/15/2015	2,500	3,031
CSN Islands XI Corp.
6.875% due 09/21/2019	8,540	8,754
CSX Corp.
5.600% due 05/01/2017	5,000	5,509
CVS Pass-Through Trust
7.507% due 01/10/2032	298	340
DaVita, Inc.
6.625% due 03/15/2013	7,778	7,827

Delhaize America, Inc.
8.050% due 04/15/2027		600	679
Delta Air Lines, Inc.
6.200% due 07/02/2018 (b)		5,200	5,272
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		1,800	1,778
9.500% due 12/11/2019		1,750	1,802
Dex One Corp.
12.000% due 01/29/2017 (c)		1,905	1,824
DISH DBS Corp.
7.000% due 10/01/2013		8,100	8,384
7.125% due 02/01/2016		1,325	1,335
7.875% due 09/01/2019		1,700	1,776
Dow Chemical Co.
4.850% due 08/15/2012		1,500	1,583
6.000% due 10/01/2012		250	269
DP World Ltd.
6.850% due 07/02/2037		3,000	2,394
Dynegy Holdings, Inc.
7.750% due 06/01/2019		3,730	2,597
8.375% due 05/01/2016		4,330	3,448
Ecopetrol S.A.
7.625% due 07/23/2019		13,070	14,867
El Paso Corp.
7.000% due 06/15/2017		5,000	5,000
7.875% due 06/15/2012		300	317
8.250% due 02/15/2016		8,984	9,456
12.000% due 12/12/2013		100	116
EnCana Corp.
6.500% due 05/15/2019		700	807
Energy Transfer Partners LP
5.650% due 08/01/2012		5,200	5,517
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,112
Enterprise Products Operating LLC
7.034% due 01/15/2068		$1,100	1,013
Erac USA Finance LLC
6.375% due 10/15/2017		1,000	1,128
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,074
Ferrellgas LP
6.750% due 05/01/2014		625	616
First Data Corp.
9.875% due 09/24/2015		5,800	4,437
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		6,800	7,490
Gaz Capital S.A. for Gazprom
6.212% due 11/22/2016		7,200	7,296
7.201% due 02/01/2020		6,320	6,582
7.288% due 08/16/2037		300	297
7.510% due 07/31/2013		1,350	1,448
7.800% due 09/27/2010	EUR	3,500	4,364
8.625% due 04/28/2034		$6,540	7,529
9.250% due 04/23/2019		1,250	1,444
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		165	169
Georgia-Pacific LLC
7.000% due 01/15/2015		4,250	4,314
7.125% due 01/15/2017		2,200	2,255
8.250% due 05/01/2016		361	387
8.875% due 05/15/2031		5,850	6,391
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,500	3,587

GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,100	5,419
HCA, Inc.
7.190% due 11/15/2015		1,700	1,517
7.250% due 09/15/2020		1,600	1,616
7.875% due 02/15/2020		3,600	3,722
8.500% due 04/15/2019		5,350	5,698
9.250% due 11/15/2016		6,400	6,800
9.625% due 11/15/2016 (c)		7,071	7,584
9.875% due 02/15/2017		2,700	2,916
Health Management Associates, Inc.
6.125% due 04/15/2016		290	276
Hewlett-Packard Co.
6.500% due 07/01/2012		500	553
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		2,175	1,974
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		3,300	3,533
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,900	1,702
8.500% due 02/15/2016		$1,300	1,020
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		10,700	11,288
Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		2,100	2,134
KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		5,800	5,851
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		2,000	2,118
5.300% due 09/15/2020		4,400	4,563
5.850% due 09/15/2012		600	644
Kraft Foods, Inc.
6.500% due 08/11/2017		1,000	1,164
LBI Escrow Corp.
8.000% due 11/01/2017		5,600	5,782
Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	2,250	1,582
Limited Brands, Inc.
6.900% due 07/15/2017		$2,000	2,015
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,088
Marathon Global Funding Corp.
6.000% due 07/01/2012		500	538
Marks & Spencer PLC
6.250% due 12/01/2017		5,000	5,330
MGM Resorts International
7.500% due 06/01/2016		2,020	1,601
13.000% due 11/15/2013		3,500	4,051
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		4,200	4,710
Mylan, Inc.
7.625% due 07/15/2017		1,350	1,384
7.875% due 07/15/2020		1,700	1,742
Nakilat, Inc.
6.067% due 12/31/2033		4,000	3,850
Nalco Co.
8.875% due 11/15/2013		400	412
New Albertson’s, Inc.
6.570% due 02/23/2028		800	591
7.450% due 08/01/2029		5,100	4,258
7.750% due 06/15/2026		2,150	1,795
Newfield Exploration Co.
6.875% due 02/01/2020		5,100	4,972
7.125% due 05/15/2018		1,000	995

Noble Group Ltd.
6.750% due 01/29/2020		12,800	12,458
Northwest Pipeline GP
7.000% due 06/15/2016		5,000	5,855
OI European Group BV
6.875% due 03/31/2017	EUR	820	993
Oshkosh Corp.
8.250% due 03/01/2017		$1,000	1,045
8.500% due 03/01/2020		900	940
PACCAR, Inc.
1.710% due 09/14/2012		700	712
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	14,000	15,969
5.750% due 03/01/2018		$4,630	4,877
Petrobras International Finance Co.
7.875% due 03/15/2019		7,820	8,994
Petroleos Mexicanos
4.875% due 03/15/2015		13,680	14,227
Pulte Group, Inc.
5.250% due 01/15/2014		10,500	10,211
Quebecor Media, Inc.
7.750% due 03/15/2016		2,950	2,906
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,300	1,240
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	1,012
Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,436
Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011		9,000	9,270
SABMiller PLC
5.500% due 08/15/2013		1,000	1,095
SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)		9,092	8,876
Sanmina-SCI Corp.
8.125% due 03/01/2016		3,125	3,094
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	517
Sensata Technologies BV
8.000% due 05/01/2014		1,741	1,815
Sonat, Inc.
7.625% due 07/15/2011		900	933
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		3,700	3,820
Steel Dynamics, Inc.
6.750% due 04/01/2015		500	504
7.375% due 11/01/2012		3,600	3,744
SunGard Data Systems, Inc.
9.125% due 08/15/2013		250	255
Teck Resources Ltd.
10.250% due 05/15/2016		3,400	4,016
10.750% due 05/15/2019		10,300	12,640
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		2,656	2,744
Tesco PLC
5.500% due 11/15/2017		9,250	10,304
Time Warner Cable, Inc.
5.400% due 07/02/2012		300	321
Time Warner, Inc.
6.875% due 05/01/2012		2,625	2,861
TRW Automotive, Inc.
7.250% due 03/15/2017		2,200	2,145
Tyco International Finance S.A.
6.750% due 02/15/2011		500	519

UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)		862	375
United Airlines, Inc.
7.336% due 07/02/2019		428	370
7.730% due 07/01/2010		24	24
9.750% due 01/15/2017		6,700	7,152
UPC Holding BV
7.750% due 01/15/2014	EUR	2,300	2,735
Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$900	931
9.500% due 01/21/2020		1,900	1,981
Vale Overseas Ltd.
8.250% due 01/17/2034		1,525	1,801
Valero Energy Corp.
6.875% due 04/15/2012		1,625	1,750
Veolia Environnement
4.875% due 05/28/2013	EUR	3,460	4,558
Walt Disney Co.
6.200% due 06/20/2014		$500	581
6.375% due 03/01/2012		640	694
WellPoint, Inc.
6.800% due 08/01/2012		500	549
Weyerhaeuser Co.
6.750% due 03/15/2012		3,500	3,783
7.375% due 10/01/2019		5,400	5,720
Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	2,300	2,841
11.750% due 07/15/2017		$1,250	1,287
12.000% due 12/01/2015		1,000	1,040
Windstream Corp.
7.875% due 11/01/2017		1,800	1,766
8.125% due 08/01/2013		400	415
8.625% due 08/01/2016		5,500	5,569
Wynn Las Vegas LLC
6.625% due 12/01/2014		245	247
7.875% due 11/01/2017		7,250	7,377
XTO Energy, Inc.
5.750% due 12/15/2013		1,800	2,046

			663,476

UTILITIES 6.2%
AES Corp.
8.000% due 06/01/2020		300	303
AES Red Oak LLC
8.540% due 11/30/2019		2,236	2,220
Axtel SAB de C.V.
9.000% due 09/22/2019		1,950	1,745
Beaver Valley II Funding
9.000% due 06/01/2017		217	242
BP Capital Markets PLC
0.667% due 04/11/2011		5,100	4,879
3.625% due 05/08/2014		1,200	1,028
3.750% due 06/17/2013		760	678
4.500% due 11/08/2012	EUR	950	1,134
5.250% due 11/07/2013		$2,000	1,840
Carolina Power & Light Co.
5.125% due 09/15/2013		750	827
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		6,790	7,393
CenturyLink, Inc.
6.000% due 04/01/2017		5,000	4,995
CMS Energy Corp.
6.250% due 02/01/2020		2,100	2,010

Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,581
Dayton Power & Light Co.
5.125% due 10/01/2013		1,480	1,641
Deutsche Telekom International Finance BV
6.000% due 07/08/2019		8,000	8,871
8.125% due 05/29/2012	EUR	2,334	3,188
Dominion Resources, Inc.
5.700% due 09/17/2012		$260	281
Duke Energy Carolinas LLC
5.300% due 10/01/2015		1,500	1,700
5.625% due 11/30/2012		225	246
Enel Finance International S.A.
5.700% due 01/15/2013		4,850	5,172
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	102
France Telecom S.A.
4.375% due 07/08/2014		200	216
Frontier Communications Corp.
6.625% due 03/15/2015		2,575	2,498
7.000% due 11/01/2025		400	341
Homer City Funding LLC
8.734% due 10/01/2026		3,659	3,384
International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,730
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		$4,125	4,311
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		9,100	8,736
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		3,185	3,482
Majapahit Holding BV
7.250% due 06/28/2017		400	429
7.750% due 10/17/2016		700	777
7.750% due 01/20/2020		1,500	1,650
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	325
Midwest Generation LLC
8.560% due 01/02/2016		324	320
Nevada Power Co.
5.875% due 01/15/2015		450	502
6.500% due 05/15/2018		6,050	6,923
New Communications Holdings, Inc.
7.875% due 04/15/2015		500	506
NRG Energy, Inc.
7.375% due 02/01/2016		4,875	4,863
7.375% due 01/15/2017		330	328
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		500	529
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,660	5,365
Progress Energy, Inc.
6.850% due 04/15/2012		400	435
PSEG Power LLC
5.320% due 09/15/2016		990	1,069
5.500% due 12/01/2015		900	997
6.950% due 06/01/2012		270	295
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,050	2,101
Qwest Communications International, Inc.
7.500% due 02/15/2014		11,225	11,309

Qwest Corp.
6.500% due 06/01/2017		1,300	1,316
7.250% due 09/15/2025		2,250	2,171
7.250% due 10/15/2035		1,365	1,259
7.500% due 06/15/2023		3,900	3,754
7.625% due 06/15/2015		1,750	1,881
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		3,200	3,328
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		1,370	1,416
6.332% due 09/30/2027		500	540
6.750% due 09/30/2019		1,750	1,942
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,908
Southern California Edison Co.
5.000% due 01/15/2014		100	110
Sprint Capital Corp.
6.900% due 05/01/2019		3,400	3,094
8.375% due 03/15/2012		5,275	5,559
8.750% due 03/15/2032		3,700	3,552
Sprint Nextel Corp.
6.000% due 12/01/2016		845	763
8.375% due 08/15/2017		2,700	2,713
Telecom Italia Capital S.A.
0.824% due 02/01/2011		200	198
Telefonica Emisiones SAU
6.221% due 07/03/2017		800	872
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	128,300	10,265
Telesat LLC
11.000% due 11/01/2015		$4,120	4,470
TW Telecom Holdings, Inc.
8.000% due 03/01/2018		7,000	7,175
Valor Telecommunications Enterprises Finance Corp.
7.750% due 02/15/2015		3,350	3,419
Verizon Communications, Inc.
5.550% due 02/15/2016		400	449
Verizon Global Funding Corp.
4.375% due 06/01/2013		500	538
Verizon New York, Inc.
6.875% due 04/01/2012		25	27
Virginia Electric and Power Co.
4.750% due 03/01/2013		245	266
Vodafone Group PLC
4.150% due 06/10/2014		250	263

			178,745

Total Corporate Bonds & Notes (Cost $1,571,255)			1,586,840

CONVERTIBLE BONDS & NOTES 0.3%
National City Corp.
4.000% due 02/01/2011		1,700	1,721
Transocean, Inc.
1.500% due 12/15/2037		6,600	5,891
1.625% due 12/15/2037		500	487

Total Convertible Bonds & Notes (Cost $8,246)			8,099

MUNICIPAL BONDS & NOTES 2.0%
Adams County, Pennsylvania General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
4.750% due 11/15/2028		1,000	1,002

California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050 (b)	3,000	3,033
California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023	850	406
California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039	4,900	5,106
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	1,200	1,262
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	2,000	2,100
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	101
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	806
Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2020	500	305
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	751
5.750% due 06/01/2047	1,950	1,392
Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039	1,950	2,131
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	205	177
Kentucky State Property & Buildings Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	543
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,500	1,537
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	712
4.500% due 07/01/2023	800	805
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	700	690
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,000	807
5.000% due 06/01/2041	1,930	1,266
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	537
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	1,300	1,407
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	200	131

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	79
5.875% due 06/01/2047	7,600	5,457
6.000% due 06/01/2042	4,805	3,627
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	550	413
5.125% due 06/01/2046	300	193
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	600	597
Tamalpais, California Union High School District General Obligation Bonds, (NPFGC Insured), Series 2001
5.000% due 08/01/2026	2,000	2,121
University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.423% due 05/01/2029	3,750	3,883
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	20,395	15,215

Total Municipal Bonds & Notes (Cost $57,554)		58,592

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
0.547% due 10/27/2037	3,000	2,995
0.798% due 10/18/2030	11	11
0.847% due 03/25/2017	55	55
1.616% due 03/01/2044	114	117
4.680% due 12/01/2036	172	180
5.000% due 02/25/2017 - 11/01/2035	1,053	1,106
5.500% due 03/01/2037	231	249
6.260% due 03/01/2011	366	371
6.500% due 06/25/2028	156	173
6.850% due 12/18/2027	161	182
Farm Credit Bank
7.561% due 11/29/2049	500	411
Freddie Mac
0.580% due 02/15/2019	2,320	2,324
0.850% due 09/15/2030	38	38
1.621% due 10/25/2044 - 02/25/2045	235	239
1.821% due 07/25/2044	361	367
2.605% due 05/01/2023	21	21
5.500% due 09/15/2017 - 07/01/2038	1,089	1,171
6.500% due 07/25/2043	16	18
7.000% due 06/15/2013	33	33
Ginnie Mae
3.125% due 11/20/2023 - 11/20/2027	73	74
3.375% due 03/20/2026	25	26
3.625% due 07/20/2026	30	30
3.956% due 09/16/2021	138	138
4.045% due 07/16/2020	288	291
4.375% due 05/20/2026	35	36
6.569% due 09/16/2026	567	613
9.250% due 12/20/2019 - 06/20/2021	17	19
New Valley Generation I
7.299% due 03/15/2019	702	838

Private Export Funding Corp.
4.550% due 05/15/2015	750	833
Small Business Administration
4.340% due 03/01/2024	207	218
4.504% due 02/01/2014	37	39
5.130% due 09/01/2023	39	42
5.886% due 09/01/2011	189	197
6.030% due 02/01/2012	565	593
6.900% due 12/01/2020	619	678
7.150% due 03/01/2017	249	272
7.300% due 05/01/2017	142	156
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,092

Total U.S. Government Agencies (Cost $15,748)		16,246

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bonds
4.375% due 11/15/2039	60,900	65,924
U.S. Treasury Notes
2.375% due 10/31/2014 (j)	427	441
3.500% due 05/15/2020	500	524
3.625% due 08/15/2019	32,300	34,190

Total U.S. Treasury Obligations (Cost $99,570)		101,079

MORTGAGE-BACKED SECURITIES 10.4%
Adjustable Rate Mortgage Trust
3.098% due 01/25/2035	6,076	5,757
5.371% due 01/25/2036	535	450
American General Mortgage Loan Trust
5.150% due 03/25/2058	2,369	2,373
American Home Mortgage Assets
0.557% due 10/25/2046	1,700	861
American Home Mortgage Investment Trust
5.660% due 09/25/2045	406	352
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	10,500	10,654
5.492% due 02/10/2051	2,220	2,251
5.935% due 02/10/2051	10,000	10,461
Banc of America Funding Corp.
0.845% due 06/26/2035	5,000	4,607
0.845% due 07/26/2036	2,000	1,781
5.743% due 03/20/2036	468	380
Banc of America Mortgage Securities, Inc.
2.909% due 07/25/2034	384	365
5.000% due 05/25/2034	113	114
5.409% due 02/25/2036	144	120
5.500% due 12/25/2020	723	696
Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035	5,780	5,360
3.398% due 02/25/2033	6	5
3.529% due 01/25/2034	31	29
3.552% due 01/25/2034	10	10
3.735% due 10/25/2035	3,031	3,023
4.970% due 01/25/2035	95	83
5.328% due 08/25/2035	4,723	4,284
5.370% due 05/25/2047	1,443	1,046
5.676% due 02/25/2033	41	41
5.701% due 02/25/2036	456	319

Bear Stearns Alt-A Trust
0.567% due 12/25/2046		163	10
2.759% due 05/25/2035		103	83
4.539% due 09/25/2035		2,181	1,652
5.042% due 08/25/2036		697	208
Bear Stearns Commercial Mortgage Securities
5.297% due 10/12/2042		4,500	4,817
CDC Commercial Mortgage Trust
6.005% due 05/15/2035		5,167	5,419
Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035		317	280
3.072% due 03/25/2034		127	126
3.938% due 08/25/2035		477	186
4.700% due 12/25/2035		1,898	1,738
5.906% due 09/25/2037		2,323	1,601
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		452	332
Countrywide Alternative Loan Trust
0.542% due 12/20/2046		2,990	1,478
0.558% due 07/20/2046		1,471	574
0.577% due 08/25/2046		392	86
0.628% due 09/20/2046		600	68
0.670% due 11/20/2035		586	340
0.697% due 06/25/2037		538	115
1.412% due 12/25/2035		679	388
5.299% due 10/25/2035		412	336
5.750% due 03/25/2037		500	326
6.000% due 10/25/2032		2	2
6.250% due 11/25/2036		4,767	3,375
Countrywide Home Loan Mortgage Pass-Through Trust
0.577% due 05/25/2035		278	159
0.647% due 04/25/2046		518	131
0.687% due 06/25/2035		629	517
3.316% due 10/19/2032		8	4
3.506% due 04/20/2035		907	857
3.827% due 02/25/2034		1,335	1,185
5.000% due 04/25/2035		1,905	1,671
5.500% due 12/25/2035		2,422	2,007
6.000% due 05/25/2036		1,701	1,500
Credit Suisse First Boston Mortgage Securities Corp.
2.508% due 06/25/2033		698	614
4.666% due 03/15/2036		3,910	4,063
5.435% due 09/15/2034		392	404
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		500	459
5.681% due 02/15/2039		5,000	5,272
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		758	422
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		401	409
5.463% due 10/25/2035		418	313
5.500% due 12/25/2035		700	475
6.300% due 07/25/2036		655	345
EMF-NL
1.444% due 04/17/2041	EUR	2,000	2,017
First Horizon Asset Securities, Inc.
2.841% due 07/25/2033		$270	267
5.722% due 02/25/2036		1,697	1,578
5.750% due 05/25/2037		2,763	2,239
General Electric Capital Assurance Co.
5.254% due 05/12/2035		876	926
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		12,000	12,647

GMAC Mortgage Corp. Loan Trust
5.254% due 11/19/2035	635	542
5.500% due 09/25/2034	68	69
Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	1,229	1,027
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	2,662	2,578
6.624% due 05/03/2018	598	620
7.108% due 05/03/2018	1,500	1,558
GSR Mortgage Loan Trust
2.930% due 09/25/2035	1,127	1,094
2.946% due 11/25/2035	5,530	4,774
3.929% due 06/25/2034	601	569
5.034% due 01/25/2036	528	438
5.340% due 11/25/2035	375	310
6.000% due 02/25/2036	8,216	7,265
6.000% due 03/25/2037	2,047	1,762
6.000% due 05/25/2037	1,283	1,159
Harborview Mortgage Loan Trust
0.538% due 01/19/2038	1,621	861
Homebanc Mortgage Trust
5.803% due 04/25/2037	438	359
Indymac Index Mortgage Loan Trust
0.587% due 07/25/2035	150	83
0.617% due 06/25/2037	572	128
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	15,646
JPMorgan Mortgage Trust
3.196% due 04/25/2035	5,841	5,110
4.781% due 07/25/2035	604	568
4.943% due 08/25/2035	2,385	2,007
5.640% due 07/27/2037	4,681	4,070
5.679% due 04/25/2036	1,680	1,636
5.750% due 01/25/2036	1,915	1,678
5.874% due 06/25/2037	12,257	10,761
JPMorgan Re-REMIC
0.845% due 06/26/2036	4,969	4,591
0.845% due 03/26/2037	4,588	4,130
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	1,700	1,762
5.424% due 02/15/2040	740	738
5.866% due 09/15/2045	700	707
MASTR Adjustable Rate Mortgages Trust
0.587% due 05/25/2037	407	189
0.687% due 05/25/2047	500	64
2.577% due 11/25/2033	68	62
2.959% due 11/21/2034	862	861
5.086% due 08/25/2034	153	146
MASTR Alternative Loans Trust
0.747% due 03/25/2036	997	334
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,026	1,062
Merrill Lynch Alternative Note Asset
5.418% due 06/25/2037	530	274
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	750	749
6.155% due 08/12/2049	300	306
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	4,180	3,180
2.994% due 05/25/2034	879	797
5.428% due 12/25/2035	6,671	6,218
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	3,127	2,821

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	10,257
5.692% due 04/15/2049	1,200	1,161
6.075% due 06/11/2049	3,400	3,461
Morgan Stanley Mortgage Loan Trust
5.187% due 07/25/2035	11,988	10,332
5.330% due 06/25/2036	181	167
6.000% due 10/25/2037	14,127	10,488
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	497	417
Provident Funding Mortgage Loan Trust
2.820% due 08/25/2033	402	381
RBSSP Resecuritization Trust
0.665% due 03/26/2037	5,955	5,541
0.845% due 09/26/2034	1,712	1,583
0.845% due 03/26/2036	3,117	2,973
0.845% due 04/26/2037	1,748	1,595
Residential Accredit Loans, Inc.
0.547% due 12/25/2046	600	112
0.577% due 05/25/2037	719	176
5.714% due 02/25/2036	379	206
Residential Asset Securitization Trust
0.747% due 01/25/2046	2,314	1,043
Residential Funding Mortgage Securities I
5.066% due 09/25/2035	580	417
5.654% due 02/25/2036	381	275
Salomon Brothers Mortgage Securities VII, Inc.
0.847% due 05/25/2032	55	46
Structured Adjustable Rate Mortgage Loan Trust
2.711% due 01/25/2035	836	665
4.915% due 09/25/2035	8,893	6,980
5.450% due 01/25/2036	67	59
6.000% due 03/25/2036	383	290
Structured Asset Mortgage Investments, Inc.
0.447% due 09/25/2047	118	117
0.567% due 05/25/2036	3,174	1,691
0.607% due 05/25/2046	473	91
Structured Asset Securities Corp.
2.497% due 06/25/2033	940	807
Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	2,308	1,956
Wachovia Mortgage Loan Trust LLC
5.426% due 10/20/2035	428	396
WaMu Mortgage Pass-Through Certificates
0.887% due 12/25/2027	724	652
1.121% due 02/25/2047	1,595	925
1.171% due 06/25/2047	562	154
1.231% due 12/25/2046	694	444
1.421% due 08/25/2046	3,199	1,930
1.821% due 06/25/2042	13	10
1.821% due 08/25/2042	15	13
2.386% due 03/25/2033	236	219
2.700% due 06/25/2033	290	278
3.109% due 02/27/2034	18	18
3.359% due 07/25/2046	2,215	1,541
4.800% due 10/25/2035	402	377
5.338% due 02/25/2037	1,528	1,130
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.181% due 04/25/2047	738	164
1.191% due 04/25/2047	689	180
1.261% due 05/25/2047	692	152

Washington Mutual MSC Mortgage Pass-Through Certificates
3.267% due 02/25/2033	5	5
Wells Fargo Mortgage-Backed Securities Trust
0.847% due 07/25/2037	915	571
2.966% due 04/25/2035	546	495
3.601% due 10/25/2035	2,075	1,880
4.252% due 09/25/2033	420	422
4.676% due 12/25/2033	503	508
4.807% due 03/25/2036	3,042	2,667
4.988% due 12/25/2034	691	702
5.462% due 07/25/2036	619	496
5.475% due 04/25/2036	303	240
5.486% due 07/25/2036	1,649	1,302
5.516% due 05/25/2036	1,332	1,103
6.000% due 04/25/2037	3,100	2,655

Total Mortgage-Backed Securities (Cost $293,350)		300,022

ASSET-BACKED SECURITIES 0.9%
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017	750	882
Aurum CLO 2002-1 Ltd.
0.733% due 04/15/2014	2,140	2,056
Bear Stearns Asset-Backed Securities Trust
0.897% due 09/25/2034	4,000	3,666
Countrywide Asset-Backed Certificates
0.457% due 10/25/2046	10	10
Denver Arena Trust
6.940% due 11/15/2019	206	185
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	826
Equity One ABS, Inc.
4.145% due 04/25/2034	168	160
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	119	116
GSAA Trust
0.647% due 03/25/2037	654	342
0.647% due 05/25/2047	700	394
JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	770
JPMorgan Mortgage Acquisition Corp.
0.407% due 03/25/2047	319	230
Lehman XS Trust
0.577% due 06/25/2046	495	53
Morgan Stanley ABS Capital I
0.397% due 10/25/2036	40	39
Morgan Stanley Mortgage Loan Trust
0.707% due 04/25/2037	600	259
5.726% due 10/25/2036	483	284
Nationstar Home Equity Loan Trust
0.467% due 04/25/2037	116	111
SLM Student Loan Trust
0.466% due 01/25/2017	132	132
1.816% due 04/25/2023	16,081	16,644

Total Asset-Backed Securities (Cost $26,869)		27,159

SOVEREIGN ISSUES 21.6%
Bahrain Government International Bond
5.500% due 03/31/2020	5,700	5,759

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		1,000	1,069
Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	5,300	6,643
6.250% due 02/20/2013		2,820	3,742
7.375% due 04/25/2012		$3,361	3,668
8.250% due 09/19/2027		570	687
Brazil Government International Bond
5.875% due 01/15/2019		7,200	7,938
6.000% due 01/17/2017		3,687	4,074
8.000% due 01/15/2018		5,862	6,830
8.250% due 01/20/2034		800	1,060
8.750% due 02/04/2025		2,830	3,828
8.875% due 10/14/2019		9,400	12,338
8.875% due 04/15/2024		8,057	10,917
11.000% due 08/17/2040		14,300	19,219
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	26,700	27,729
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		6,520	3,513
10.000% due 01/01/2017		11,500	5,758
Canada Government Bond
2.500% due 06/01/2015	CAD	72,500	68,661
China Development Bank Corp.
5.000% due 10/15/2015		$500	545
Colombia Government International Bond
7.375% due 01/27/2017		11,600	13,514
7.375% due 09/18/2037		3,900	4,602
10.375% due 01/28/2033		275	406
11.750% due 02/25/2020		725	1,080
Croatia Government International Bond
1.250% due 07/30/2010		14	14
Export-Import Bank of China
4.875% due 07/21/2015		2,050	2,220
5.250% due 07/29/2014		6,625	7,262
Export-Import Bank of Korea
5.125% due 06/29/2020		4,000	4,036
Guatemala Government Bond
9.250% due 08/01/2013		1,845	2,177
10.250% due 11/08/2011		1,000	1,120
Hong Kong Government International Bond
5.125% due 08/01/2014		750	832
Indonesia Government International Bond
5.875% due 03/13/2020		33,700	35,722
6.750% due 03/10/2014		5,800	6,419
6.875% due 03/09/2017		11,200	12,722
6.875% due 01/17/2018		2,000	2,260
7.500% due 01/15/2016		100	116
8.500% due 10/12/2035		200	254
11.625% due 03/04/2019		6,300	9,088
Korea Development Bank
5.300% due 01/17/2013		800	844
5.750% due 09/10/2013		385	414
8.000% due 01/23/2014		4,000	4,558
Mexico Government International Bond
5.625% due 01/15/2017		13,120	14,465
5.950% due 03/19/2019		12,063	13,450
7.250% due 12/15/2016	MXN	52,000	4,172
Panama Government International Bond
7.250% due 03/15/2015		$10,225	11,887
8.875% due 09/30/2027		2,600	3,478

Peru Government International Bond
7.350% due 07/21/2025		8,300	9,981
8.750% due 11/21/2033		6,068	8,252
Philippines Government International Bond
6.375% due 01/15/2032		10,478	10,635
6.375% due 10/23/2034		8,900	8,955
6.500% due 01/20/2020		7,500	8,272
7.750% due 01/14/2031		4,200	4,888
8.375% due 06/17/2019		5,410	6,729
Poland Government International Bond
4.000% due 10/27/2024		55	50
6.375% due 07/15/2019		7,850	8,730
Qatar Government International Bond
4.000% due 01/20/2015		5,800	5,988
5.250% due 01/20/2020		10,200	10,710
6.400% due 01/20/2040		5,500	5,871
Republic of Germany
3.750% due 01/04/2017	EUR	20,000	27,123
4.750% due 07/04/2028		7,900	11,677
Russia Government International Bond
7.500% due 03/31/2030		$51,590	58,286
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,375
5.875% due 05/30/2022		$750	801
6.500% due 06/02/2014		10,600	11,819
6.875% due 05/27/2019		8,800	10,109
7.375% due 04/25/2012		2,730	2,991
Turkey Government International Bond
6.750% due 05/30/2040		9,200	9,269
6.875% due 03/17/2036		1,000	1,038
Uruguay Government International Bond
6.875% due 01/19/2016	EUR	13,000	16,851
7.625% due 03/21/2036		$1,000	1,165
8.000% due 11/18/2022		12,054	14,586
9.250% due 05/17/2017		100	127
Vietnam Government International Bond
4.000% due 03/12/2028		10,000	10,002
6.875% due 01/15/2016		3,000	3,171

Total Sovereign Issues (Cost $581,766)			620,541

	SHARES
COMMON STOCKS 0.0%
SemGroup Corp. ‘A’ (d)		1	0

Total Common Stocks (Cost $0)			0

WARRANTS 0.0%
SemGroup Corp. - Exp. 11/30/2014		14,027	84

Total Warrants (Cost $63)			84

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.3%
U.S. TREASURY BILLS 0.5%
0.161% due 07/01/2010 - 09/09/2010 (e)(h)(j)		$14,296	14,294

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.153% due 07/15/2010 (g)(h)(j)		921	921

SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 5.7%
16,455,276	164,783

Total Short-Term Instruments (Cost $179,974)	179,998

Total Investments 102.5% (Cost $2,892,574)	$2,950,481
Written Options (l) (0.2%) (Premiums $4,496)	(5,566)
Other Assets and Liabilities (Net) (2.3%)	(67,031)

Net Assets 100.0%	$2,877,884

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Payment in-kind bond security.

(d)	Non-income producing security.

(e)	Coupon represents a weighted average yield.

(f)	Affiliated to the Fund.

(g)	Securities with an aggregate market value of $200 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(h)	Securities with an aggregate market value of $8,349 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(i)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $11,424 at a weighted average interest rate of 0.234%. On June 30, 2010, there were no open reverse repurchase agreements.

(j)	Securities with an aggregate market value of $6,696 and cash of $23 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	3,174	$10,010
90-Day Eurodollar June Futures	Long	06/2011	1,317	1,893
90-Day Eurodollar September Futures	Long	09/2011	1,817	2,140
Euro-Bobl September Futures	Long	09/2010	216	226
Euro-Bund 10-Year Bond September Futures	Long	09/2010	349	98
U.S. Treasury 10-Year Note September Futures	Long	09/2010	426	839

				$15,206

(k)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	8.058%	$2,500	$618	$0	$618
American General Finance Corp.	RBS	(1.300%	)	12/20/2017	8.058%	2,500	624	0	624
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	2.189%	5,000	475	0	475
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.583%	5,000	233	0	233
CSX Corp.	UBS	(0.880%	)	06/20/2017	0.595%	5,000	(93)	0	(93)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.808%	1,000	(38)	0	(38)
HCP, Inc.	BOA	(1.227%	)	03/20/2018	2.176%	5,000	302	0	302
Limited Brands, Inc.	GSC	(2.410%	)	09/20/2017	2.457%	2,000	4	0	4
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	1.932%	5,000	309	0	309
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	1.296%	5,000	129	0	129
Pulte Group, Inc.	DUB	(1.000%	)	03/20/2014	2.614%	10,500	581	327	254
Royal Caribbean Cruises Ltd.	GSC	(5.000%	)	03/20/2011	1.832%	9,000	(218)	(145)	(73)
Time Warner, Inc.	JPM	(0.830%	)	12/20/2016	0.741%	2,600	(14)	0	(14)

							$2,912	$182	$2,730

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.714%		$4,500	$17	$0	$17
American International Group, Inc.	BCLY	1.950%	03/20/2013	3.156%		2,800	(84)	0	(84)
American International Group, Inc.	DUB	5.000%	09/20/2013	3.228%		100	5	(13)	18
American International Group, Inc.	RBS	1.975%	03/20/2013	3.156%		5,400	(158)	0	(158)
Biomet, Inc.	CSFB	8.000%	03/20/2014	2.444%		1,473	270	0	270
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	5.604%	EUR	2,800	(565)	(421)	(144)
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	6.737%		$100	(6)	(7)	1
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%		900	(58)	(64)	6
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%		2,300	(42)	(60)	18
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	6.737%		600	(39)	(44)	5
BP Capital Markets PLC	JPM	5.000%	06/20/2015	5.604%		1,200	(24)	36	(60)
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.782%		1,800	21	0	21
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.782%		1,800	21	0	21
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.661%		9,500	18	35	(17)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%		4,400	8	16	(8)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.661%		5,000	10	19	(9)
Brazil Government International Bond	MSC	1.470%	02/20/2017	1.465%		700	4	0	4
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.661%		10,000	19	39	(20)
Celestica, Inc.	BCLY	2.850%	09/20/2011	0.150%		2,100	72	0	72
Chesapeake Energy Corp.	CSFB	1.000%	06/20/2012	1.964%		3,700	(68)	0	(68)
Chesapeake Energy Corp.	CSFB	1.710%	09/20/2012	2.091%		4,500	(35)	0	(35)
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	3.633%		1,900	102	(142)	244
China Government International Bond	BCLY	1.000%	06/20/2011	0.400%		13,200	81	72	9
Citigroup, Inc.	MSC	0.163%	06/20/2011	1.976%		12,000	(211)	0	(211)
Codere Finance S.A.	GSC	3.920%	12/20/2012	7.234%	EUR	1,700	(149)	0	(149)
Codere Finance S.A.	JPM	4.150%	12/20/2012	7.234%		1,500	(122)	0	(122)
Colombia Government International Bond	UBS	1.070%	01/20/2012	0.941%		$1,000	7	0	7
Dynegy Holdings, Inc.	BCLY	5.000%	09/20/2014	12.027%		1,800	(379)	(360)	(19)
Egypt Government International Bond	GSC	1.000%	06/20/2015	2.158%		600	(31)	(41)	10
Egypt Government International Bond	HSBC	1.000%	06/20/2015	2.158%		600	(31)	(41)	10
El Paso Corp.	BOA	5.000%	09/20/2014	3.337%		400	26	(30)	56
El Paso Corp.	CSFB	5.000%	09/20/2014	3.337%		6,300	408	(466)	874
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.075%		600	(1)	(15)	14
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.075%		800	(3)	(21)	18
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.584%		2,300	8	2	6
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.075%		800	(2)	(26)	24
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.075%		300	(1)	(10)	9
Ford Motor Credit Co. LLC	UBS	5.000%	12/20/2010	2.169%		4,400	65	(1,100)	1,165
France Government Bond	DUB	0.250%	09/20/2015	0.899%		2,500	(79)	(91)	12
France Government Bond	JPM	0.250%	09/20/2015	0.863%		3,500	(106)	(123)	17
France Telecom S.A.	UBS	0.330%	09/20/2011	0.454%	EUR	3,900	(7)	0	(7)
France Telecom S.A.	WAC	0.325%	09/20/2011	0.454%		3,900	(7)	0	(7)
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%	06/20/2012	0.831%		$1,800	3	0	3
Freeport-McMoRan Copper & Gold, Inc.	MSC	0.890%	06/20/2012	0.831%		5,950	8	0	8
Gaz Capital S.A.	DUB	1.490%	09/20/2017	2.779%		5,000	(367)	0	(367)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.866%		5,200	321	134	187
General Electric Capital Corp.	BOA	1.000%	12/20/2012	1.917%		1,400	(31)	(45)	14
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.993%		400	57	0	57
General Electric Capital Corp.	CITI	7.250%	03/20/2012	1.870%		500	46	0	46
General Electric Capital Corp.	CITI	6.950%	03/20/2013	1.972%		5,000	659	0	659
General Electric Capital Corp.	CITI	3.950%	03/20/2017	2.133%		9,425	990	0	990
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.694%		100	(1)	(1)	0
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.948%		3,540	(73)	0	(73)
General Electric Capital Corp.	GSC	5.000%	06/20/2012	1.866%		5,000	309	(350)	659
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	1.797%		4,000	(120)	0	(120)
HCA, Inc.	CSFB	5.000%	03/20/2014	2.764%		880	62	(132)	194
HSBC Finance Corp.	DUB	5.000%	12/20/2011	1.736%		100	5	5	0
HSBC Finance Corp.	DUB	5.000%	09/20/2013	1.928%		120	12	11	1
Indonesia Government International Bond	RBS	1.390%	12/20/2011	1.135%		5,000	21	0	21
Indonesia Government International Bond	RBS	1.525%	12/20/2011	1.135%		3,000	18	0	18
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.485%	EUR	19,400	(10)	0	(10)
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.612%		$11,000	23	(13)	36
Mexico Government International Bond	GSC	2.050%	09/20/2013	1.060%		210	8	0	8
Mexico Government International Bond	GSC	1.000%	03/20/2015	1.283%		30,000	(371)	(595)	224
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.612%		2,200	5	6	(1)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.612%		2,100	6	7	(1)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.385%		650	(14)	0	(14)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.612%		800	3	3	0
Mexico Government International Bond	MSC	2.070%	09/20/2013	1.060%		530	20	0	20
Mexico Government International Bond	MSC	2.170%	09/20/2013	1.060%		120	5	0	5
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.612%		5,000	11	9	2
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.612%		700	2	1	1
Mexico Government International Bond	UBS	1.000%	03/20/2015	1.283%		17,900	(221)	(324)	103
NRG Energy, Inc.	CSFB	5.000%	06/20/2015	5.024%		1,000	1	(15)	16
NRG Energy, Inc.	UBS	5.000%	06/20/2015	5.024%		500	0	(8)	8
Peru Government International Bond	MSC	1.960%	10/20/2016	1.413%		600	21	0	21
Petroleos Mexicanos	BCLY	0.880%	04/20/2011	0.882%		11,500	20	0	20
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.941%		5,200	(55)	0	(55)
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.924%		4,500	167	0	167
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.924%		300	10	0	10
Philippines Government International Bond	UBS	2.260%	03/20/2013	1.257%		3,800	104	0	104
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.869%		2,100	12	(30)	42
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.539%		4,000	(208)	(657)	449
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%		2,700	(4)	(6)	2
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.650%	07/20/2011	1.909%		3,900	18	0	18
RSHB Capital S.A. for OJSC Russian Agricultural Bank	CSFB	1.870%	10/20/2012	2.273%		1,400	(7)	0	(7)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	1.000%	12/20/2010	1.660%		10,000	(28)	(42)	14
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	2.273%		3,000	(6)	0	(6)
Russia Government International Bond	CITI	1.000%	12/20/2010	1.003%		2,400	0	1	(1)
Russia Government International Bond	DUB	1.000%	12/20/2010	1.003%		4,550	1	2	(1)
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%		3,550	0	4	(4)
SLM Corp.	BOA	0.820%	06/20/2012	5.180%		4,500	(361)	0	(361)
SLM Corp.	BOA	5.000%	09/20/2014	5.945%		5,800	(182)	(653)	471
South Korea Government Bond	CITI	0.520%	12/20/2010	0.754%		2,500	(2)	0	(2)
South Korea Government Bond	CITI	0.540%	12/20/2010	0.754%		3,000	(3)	0	(3)
South Korea Government Bond	UBS	0.550%	12/20/2010	0.754%		3,100	(3)	0	(3)
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	6.165%		500	(20)	(55)	35
SunGard Data Systems, Inc.	CITI	5.000%	09/20/2014	6.165%		2,100	(85)	(234)	149
SunGard Data Systems, Inc.	CSFB	5.000%	09/20/2014	6.165%		2,400	(96)	(270)	174
Telecom Italia Capital S.A.	UBS	0.520%	09/20/2011	2.439%	EUR	3,900	(110)	0	(110)
Telecom Italia Capital S.A.	WAC	0.525%	09/20/2011	2.439%		3,900	(110)	0	(110)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%		$9,000	115	75	40
United Kingdom Gilt	CSFB	1.000%	09/20/2015	0.725%		2,300	32	24	8
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.308%		3,000	2	0	2
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.686%		200	2	2	0
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.951%		2,000	3	(41)	44
Wells Fargo & Co.	CITI	1.000%	03/20/2013	0.951%		1,100	2	(25)	27
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.951%		900	1	(21)	22

							$(429)	$(6,089)	$5,660

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	JPM	5.000%	12/20/2014		$31,600	$2,927	$3,318	$(391)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015		9,500	989	1,192	(203)
CDX.EM-13 Index	GSC	5.000%	06/20/2015		3,900	406	487	(81)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		8,667	(97)	0	(97)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		2,000	28	0	28
CDX.HY-10 5-Year Index	BCLY	5.000%	06/20/2013		9,657	105	(640)	745
CDX.HY-11 5-Year Index	GSC	5.000%	12/20/2013		44,109	(265)	(8,712)	8,447
CDX.IG-5 Index	GSC	0.450%	12/20/2010		14,460	(29)	(6)	(23)
CDX.IG-6 Index	DUB	0.400%	06/20/2011		16,252	(93)	22	(115)
CDX.IG-6 Index	MSC	0.400%	06/20/2011		956	(5)	0	(5)
CDX.IG-14 5-Year Index	MSC	1.000%	06/20/2015		74,700	(637)	(545)	(92)
iTraxx Europe 4 Index	MSC	0.350%	12/20/2010	EUR	43,251	(127)	(39)	(88)
iTraxx Europe 5 Index	MSC	0.400%	06/20/2011		2,480	(15)	14	(29)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011		4,791	(103)	89	(192)
iTraxx Europe Crossover 5 Index	JPM	2.900%	06/20/2011		6,819	(147)	132	(279)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		2,880	(203)	52	(255)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		24,440	648	260	388

						$3,382	$(4,376)	$7,758

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM	EUR	23,000	$651	$0	$651
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	37,300	180	47	133
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		8,200	39	10	29
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		32,800	339	217	122
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		12,200	13	(5)	18
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,400	0	0	0
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		49,800	45	0	45
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		49,600	114	61	53
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	BOA	AUD	12,100	270	(118)	388
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		51,500	1,149	(460)	1,609
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	MSC		11,900	265	(82)	347
Pay	6-Month EUR-LIBOR	2.500%	09/15/2011	HSBC	EUR	11,000	162	65	97
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	606	(309)	915
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	DUB		500	90	14	76
Pay	6-Month EUR-LIBOR	4.000%	03/17/2020	DUB		23,000	2,981	469	2,512
Pay	28-Day MXN TIIE	7.640%	03/01/2017	BCLY	MXN	80,000	270	123	147
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		61,000	195	57	138

							$7,369	$89	$7,280

(l)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$10,200	$78	$0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	73,300	386	1,891
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	73,300	542	8
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	32,100	112	751
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	32,100	211	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	18,700	51	437
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	18,700	83	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,500	25	142
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,500	26	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	29,400	203	687
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	8,700	59	350
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	38,100	157	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	137,400	1,148	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	22,400	227	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	9,900	76	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	61,100	474	21

							$3,858	$4,289

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.700%	09/15/2010	EUR	95,600	$255	$11
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.300%	09/15/2010		95,600	383	1,266

							$638	$1,277

(m)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	73,366	08/2010	HSBC	$0	$(224)	$(224)
Buy	CAD	74,914	07/2010	CITI	0	(151)	(151)
Sell		71,370	07/2010	RBC	0	(105)	(105)
Sell		3,692	07/2010	UBS	203	0	203
Buy	CNY	69,212	01/2011	BCLY	0	(146)	(146)
Buy		42,898	01/2011	BOA	0	(105)	(105)
Buy		150,614	01/2011	CITI	0	(323)	(323)
Buy		125,642	01/2011	DUB	0	(91)	(91)
Buy		76,490	01/2011	MSC	0	(188)	(188)
Sell	EUR	12,412	07/2010	BCLY	58	0	58
Sell		3,410	07/2010	BNP	57	0	57
Buy		787	07/2010	BOA	0	(11)	(11)
Sell		906	07/2010	BOA	10	0	10
Sell		165,470	07/2010	CITI	5,624	0	5,624
Buy		41	07/2010	CSFB	0	(1)	(1)
Buy		1,801	07/2010	RBS	0	(27)	(27)
Sell		512	07/2010	RBS	3	0	3
Sell	GBP	39,090	09/2010	BOA	0	(469)	(469)
Sell	JPY	167,361	07/2010	BOA	0	(65)	(65)
Buy	KRW	1,909,000	07/2010	BCLY	0	(50)	(50)
Sell		3,633,781	07/2010	BCLY	44	(9)	35
Sell		3,580,090	07/2010	CITI	54	0	54
Buy		3,788,209	07/2010	DUB	0	(95)	(95)
Buy		3,147,052	07/2010	MSC	0	(88)	(88)
Sell		1,630,390	07/2010	RBS	9	0	9
Buy		7,532,822	08/2010	MSC	0	(245)	(245)
Buy		13,718,373	11/2010	BCLY	9	(521)	(512)
Buy		550,168	11/2010	BOA	0	(17)	(17)
Buy		7,781,890	11/2010	CITI	0	(233)	(233)
Buy		7,046,952	11/2010	DUB	0	(381)	(381)
Buy		234,600	11/2010	GSC	0	(9)	(9)
Buy		23,410,608	11/2010	JPM	0	(1,472)	(1,472)
Buy		886,347	11/2010	MSC	0	(47)	(47)
Buy		1,630,390	11/2010	RBS	0	(9)	(9)
Buy	MXN	8,762	09/2010	DUB	0	(6)	(6)
Buy		271,605	09/2010	GSC	0	(402)	(402)
Buy		37,701	09/2010	HSBC	0	(40)	(40)
Buy	PHP	241,284	08/2010	BCLY	0	(1)	(1)
Buy	PLN	3,595	08/2010	BCLY	0	(163)	(163)
Buy		35,352	08/2010	CITI	0	(2,054)	(2,054)
Buy		7,283	08/2010	HSBC	0	(359)	(359)
Sell		73,122	08/2010	HSBC	788	0	788
Buy		35,366	08/2010	JPM	0	(2,055)	(2,055)
Sell		10,296	08/2010	JPM	0	(24)	(24)
Buy		1,823	08/2010	MSC	0	(84)	(84)
Buy	SGD	33,178	09/2010	CITI	85	0	85
Buy	ZAR	426	07/2010	BCLY	1	0	1
Sell		426	07/2010	CITI	0	(1)	(1)

					$6,945	$(10,271)	$(3,326)

(n)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$51,821	$0	$51,821
Corporate Bonds & Notes	0	1,585,715	1,125	1,586,840
Convertible Bonds & Notes	0	8,099	0	8,099
Municipal Bonds & Notes	0	58,592	0	58,592
U.S. Government Agencies	0	16,246	0	16,246
U.S. Treasury Obligations	0	101,079	0	101,079
Mortgage-Backed Securities	0	295,952	4,070	300,022
Asset-Backed Securities	0	25,103	2,056	27,159
Sovereign Issues	0	620,541	0	620,541
Warrants	0	0	84	84
Short-Term Instruments	164,783	15,215	0	179,998

Investments, at value	$164,783	$2,778,363	$7,335	$2,950,481
Financial Derivative Instruments(3)	$15,206	$15,813	$(1,277)	$29,742

Totals	$179,989	$2,794,176	$6,058	$2,980,223

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Corporate Bonds & Notes	$1,056	$0	$0	$0	$69	$0	$0	$1,125	$69
Mortgage-Backed Securities	4,577	3,689	6	27	161	0	(4,390)	4,070	221
Asset-Backed Securities	2,633	(594)	1	2	14	0	0	2,056	(6)
Warrants	116	0	0	0	(32)	0	0	84	(32)

Investments, at value	$8,382	$3,095	$7	$29	$212	$0	$(4,390)	$7,335	$252
Financial Derivative Instruments(3)	$(444)	$(638)	$0	$620	$(815)	$0	$0	$(1,277)	$(639)

Totals	$7,938	$2,457	$7	$649	$(603)	$0	$(4,390)	$6,058	$(387)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

EM Fundamental IndexPLUSTM TR Strategy Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 21.0%
BANKING & FINANCE 19.0%
AIG Retirement Services, Inc.
8.125% due 04/28/2023		$1,600	$1,679
Ally Financial, Inc.
5.375% due 06/06/2011		600	602
6.750% due 12/01/2014		150	145
7.500% due 12/31/2013		4,450	4,483
American Express Credit Corp.
0.526% due 12/02/2010		330	330
American Express Travel Related Services Co., Inc.
0.554% due 06/01/2011		1,980	1,959
5.250% due 11/21/2011		600	624
American General Finance Corp.
0.787% due 12/15/2011		1,900	1,704
4.625% due 06/22/2011	EUR	9,800	11,381
5.200% due 12/15/2011		$700	661
American International Group, Inc.
0.414% due 10/18/2011		200	189
5.850% due 01/16/2018		500	449
ASIF III Jersey Ltd.
5.500% due 03/07/2011	EUR	600	737
BA Covered Bond Issuer
5.500% due 06/14/2012		$700	749
Banco Santander Chile
1.557% due 04/20/2012		700	700
Bank of America Corp.
6.500% due 08/01/2016		1,800	1,951
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	100
Bank of Montreal
2.850% due 06/09/2015		400	407
Bank of Scotland PLC
0.597% due 12/08/2010		100	100
4.880% due 04/15/2011		5,600	5,781
Barclays Bank PLC
5.000% due 09/22/2016		1,700	1,747
6.050% due 12/04/2017		900	910
14.000% due 11/29/2049	GBP	500	934
BBVA Bancomer S.A.
7.250% due 04/22/2020		$900	891
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,175	1,308
Capital One Financial Corp.
6.150% due 09/01/2016		300	318
Caterpillar Financial Services Corp.
6.209% due 06/29/2012	AUD	10,500	8,845
CIT Group, Inc.
7.000% due 05/01/2013		$11	10
7.000% due 05/01/2014		16	15
7.000% due 05/01/2015		116	108
7.000% due 05/01/2016		27	25
7.000% due 05/01/2017		37	34
Citibank N.A.
1.875% due 05/07/2012		100	102
Citigroup Capital XXI
8.300% due 12/21/2057		400	392
Citigroup, Inc.
0.807% due 06/09/2016		500	406
5.500% due 04/11/2013		2,600	2,705
5.500% due 10/15/2014		1,700	1,750
6.000% due 02/21/2012		40	42
Commonwealth Bank of Australia
0.714% due 07/12/2013		2,500	2,493

Credit Agricole S.A.
8.375% due 10/29/2049		1,600	1,520
Deutsche Bank AG
1.236% due 02/17/2015		900	885
6.000% due 09/01/2017		600	663
Dexia Credit Local
2.000% due 03/05/2013		20,900	20,907
FIH Erhvervsbank A/S
0.907% due 06/13/2013		7,400	7,394
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		800	822
7.375% due 02/01/2011		1,900	1,936
7.500% due 08/01/2012		8,400	8,595
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	126
General Electric Capital Corp.
0.723% due 10/06/2015		$1,500	1,381
3.000% due 12/09/2011		100	103
5.500% due 09/15/2067	EUR	400	411
6.875% due 01/10/2039		$100	111
GMAC International Finance BV
7.500% due 04/21/2015	EUR	4,100	4,750
Goldman Sachs Group, Inc.
5.300% due 02/14/2012		$200	208
5.950% due 01/18/2018		5,000	5,205
ING Bank NV
2.625% due 02/09/2012		2,900	2,959
International Lease Finance Corp.
4.875% due 09/01/2010		5,800	5,786
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		1,400	1,443
JPMorgan Chase & Co.
0.664% due 12/21/2011		2,700	2,689
5.750% due 01/02/2013		200	215
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	1,000	1,212
LBG Capital No.1 PLC
8.500% due 12/29/2049		$100	78
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	300	378
Macquarie Group Ltd.
7.300% due 08/01/2014		$1,300	1,435
Merrill Lynch & Co., Inc.
0.516% due 07/25/2011		200	198
0.544% due 11/01/2011		1,000	983
0.768% due 06/05/2012		200	194
1.082% due 03/22/2011	EUR	400	481
6.875% due 04/25/2018		$300	321
Morgan Stanley
0.545% due 01/09/2012		900	875
0.550% due 04/19/2012		200	194
5.950% due 12/28/2017		600	609
Nationwide Building Society
6.250% due 02/25/2020		500	529
New York Life Global Funding
4.650% due 05/09/2013		200	215
Nomura Holdings, Inc.
6.700% due 03/04/2020		1,700	1,803
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,687
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	100	93

Royal Bank of Scotland Group PLC
0.823% due 04/08/2011		$5,200	5,193
1.450% due 10/20/2011		18,500	18,543
6.990% due 10/29/2049		800	524
Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016		200	201
SLM Corp.
0.476% due 07/26/2010		300	300
3.125% due 09/17/2012	EUR	6,800	7,460
5.228% due 12/15/2011	AUD	500	391
SLM Corp. CPI Linked Bond
4.439% due 11/21/2013		$30	25
Societe Generale
5.922% due 04/29/2049		300	228
Temasek Financial I Ltd.
4.300% due 10/25/2019		300	313
TNK-BP Finance S.A.
7.500% due 03/13/2013		1,100	1,169
7.875% due 03/13/2018		1,300	1,361
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		200	234
UBS AG
1.584% due 02/23/2012		600	602
USB Capital IX
6.189% due 10/29/2049		100	73
Wachovia Bank N.A.
0.724% due 11/03/2014		400	382
Wachovia Corp.
0.433% due 10/15/2011		2,900	2,880
0.534% due 08/01/2013		500	488
Wells Fargo & Co.
7.980% due 03/29/2049		1,100	1,138

			179,665

INDUSTRIALS 1.7%
Altria Group, Inc.
4.125% due 09/11/2015		600	612
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		1,300	1,363
5.375% due 01/15/2020		1,300	1,405
Dow Chemical Co.
4.850% due 08/15/2012		1,300	1,372
6.000% due 10/01/2012		200	215
Gaz Capital S.A. for Gazprom
8.146% due 04/11/2018		1,300	1,419
Gerdau Holdings, Inc.
7.000% due 01/20/2020		400	410
Pemex Project Funding Master Trust
5.750% due 03/01/2018		2,000	2,107
Petrobras International Finance Co.
7.875% due 03/15/2019		1,800	2,070
Petroleos Mexicanos
8.000% due 05/03/2019		100	120
President and Fellows of Harvard College
6.500% due 01/15/2039		200	252
Reynolds American, Inc.
1.237% due 06/15/2011		2,271	2,257
7.750% due 06/01/2018		200	231
Roche Holdings, Inc.
7.000% due 03/01/2039		600	784
Shell International Finance BV
5.500% due 03/25/2040		200	214
Total Capital S.A.
4.450% due 06/24/2020		300	307

Union Pacific Corp.
5.700% due 08/15/2018	500	561

		15,699

UTILITIES 0.3%
Duke Energy Carolinas LLC
5.750% due 11/15/2013	100	114
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	300	312
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	1,000	1,066
6.750% due 09/30/2019	1,000	1,110
Verizon Wireless Capital LLC
3.065% due 05/20/2011	500	511
5.250% due 02/01/2012	200	212

		3,325

Total Corporate Bonds & Notes (Cost $193,379)		198,689

CONVERTIBLE BONDS & NOTES 0.2%
Transocean, Inc.
1.500% due 12/15/2037	2,400	2,142

Total Convertible Bonds & Notes (Cost $2,229)		2,142

MUNICIPAL BONDS & NOTES 2.2%
California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050 (a)	1,100	1,112
California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041	200	212
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	1,000	1,036
Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	300	301
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	200	223
East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, Series 2010
6.087% due 02/01/2045	800	810
Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	100	95
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	3,600	3,605
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
6.166% due 07/01/2040	4,400	4,397
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	700	768
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,240
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	100	105
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	1,500	1,498

New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	4,700	4,743

Total Municipal Bonds & Notes (Cost $20,713)		21,145

U.S. GOVERNMENT AGENCIES 9.4%
Fannie Mae
0.697% due 07/25/2037	1,846	1,842
0.727% due 07/25/2037	2,052	2,050
0.747% due 09/25/2035	1,173	1,159
0.757% due 09/25/2035	2,387	2,351
0.797% due 09/25/2035	824	814
1.067% due 06/25/2037	2,618	2,618
1.077% due 06/25/2040	12,520	12,522
1.087% due 03/25/2040	3,029	3,038
4.000% due 07/01/2040	11,000	11,144
4.500% due 07/01/2040 - 09/01/2040	16,000	16,548
5.500% due 07/01/2040	1,000	1,074
6.000% due 11/01/2032 - 08/01/2040	22,488	24,356
Freddie Mac
1.050% due 08/15/2037	2,334	2,335
1.060% due 10/15/2037	572	571
1.070% due 05/15/2037 - 09/15/2037	2,615	2,616
1.125% due 07/27/2012	500	504
4.125% due 12/21/2012	900	972
5.500% due 08/01/2040	2,000	2,139
Small Business Administration
6.220% due 12/01/2028	87	98

Total U.S. Government Agencies (Cost $88,046)		88,751

U.S. TREASURY OBLIGATIONS 29.4%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	110	117
2.375% due 01/15/2025	8,211	9,129
2.375% due 01/15/2027	57,509	63,844
U.S. Treasury Bonds
4.250% due 05/15/2039	2,200	2,332
4.375% due 11/15/2039	700	758
4.375% due 05/15/2040	1,800	1,952
8.750% due 05/15/2020	500	748
U.S. Treasury Notes
0.750% due 05/31/2012	41,260	41,392
1.125% due 06/15/2013	11,500	11,551
1.375% due 05/15/2013	4,300	4,354
1.875% due 06/30/2015	12,200	12,254
2.125% due 05/31/2015	8,400	8,549
2.250% due 01/31/2015	200	205
2.375% due 02/28/2015	100	103
2.500% due 04/30/2015	4,900	5,077
2.500% due 06/30/2017	52,200	52,469
2.750% due 05/31/2017 (g)	35,000	35,768
3.125% due 04/30/2017 (g)	6,100	6,381
3.375% due 11/15/2019	400	415
3.500% due 05/15/2020 (f)	12,800	13,412
3.625% due 02/15/2020	7,800	8,250

Total U.S. Treasury Obligations (Cost $274,523)		279,060

MORTGAGE-BACKED SECURITIES 2.4%
Banc of America Mortgage Securities, Inc.
2.869% due 06/25/2035		4,454	4,154
Bear Stearns Commercial Mortgage Securities
0.459% due 03/15/2019		889	828
5.593% due 06/11/2040		60	62
Chase Mortgage Finance Corp.
5.285% due 12/25/2035		4,349	3,811
Citigroup Mortgage Loan Trust, Inc.
4.700% due 03/25/2036		3,378	2,682
First Horizon Asset Securities, Inc.
5.266% due 10/25/2035		851	671
GS Mortgage Securities Corp. II
6.615% due 02/14/2016		200	207
JPMorgan Mortgage Trust
4.943% due 08/25/2035		1,717	1,445
5.750% due 01/25/2036		106	93
Morgan Stanley Dean Witter Capital I
6.540% due 02/15/2031		1,044	1,068
OBP Depositor LLC Trust
4.646% due 07/15/2045 (a)		4,600	4,659
Thornburg Mortgage Securities Trust
0.443% due 03/25/2037		1,186	1,155
Wachovia Mortgage Loan Trust LLC
5.032% due 10/20/2035		2,100	1,744

Total Mortgage-Backed Securities (Cost $21,821)			22,579

ASSET-BACKED SECURITIES 0.3%
Centurion CDO VII Ltd.
0.708% due 01/30/2016		2,193	2,092
Chase Issuance Trust
5.160% due 04/16/2018		100	113
Countrywide Asset-Backed Certificates
0.397% due 05/25/2047		70	68
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		351	352

Total Asset-Backed Securities (Cost $2,611)			2,625

SOVEREIGN ISSUES 1.3%
Canada Government Bond
2.000% due 12/01/2014	CAD	2,000	1,859
Export-Import Bank of Korea
5.125% due 06/29/2020		$400	404
5.875% due 01/14/2015		1,500	1,629
Mexico Government International Bond
6.050% due 01/11/2040		200	212
Philippines Government International Bond
8.000% due 01/15/2016		2,400	2,919
Province of Ontario Canada
5.850% due 03/08/2033	CAD	1,400	1,545
Qatar Government International Bond
6.400% due 01/20/2040		$1,600	1,708
Societe Financement de l’Economie Francaise
0.504% due 07/16/2012		2,000	2,010

Total Sovereign Issues (Cost $11,786)			12,286

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
American International Group, Inc.
8.500% due 08/01/2011		9,500	91

Wells Fargo & Co.
7.500% due 12/31/2049	2,900	2,712

Total Convertible Preferred Securities (Cost $2,790)		2,803

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 44.8%
COMMERCIAL PAPER 8.4%
Fannie Mae
0.200% due 08/18/2010	$24,000	23,994
0.240% due 11/08/2010	27,000	26,929
0.281% due 10/13/2010	6,000	5,997
Federal Home Loan Bank
0.210% due 08/25/2010	9,700	9,697
Freddie Mac
0.250% due 10/13/2010	13,000	12,995

		79,612

REPURCHASE AGREEMENTS 7.8%
Citigroup Global Markets, Inc.
0.050% due 07/01/2010	13,400	13,400
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $13,688. Repurchase proceeds are $13,400.)
Deutsche Bank AG
0.050% due 07/01/2010	56,900	56,900
(Dated 06/30/2010. Collateralized by Fannie Mae 7.000% due 10/01/2038 valued at $59,014. Repurchase proceeds are $56,900.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	3,310	3,310
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $3,379. Repurchase proceeds are $3,310.)

		73,610

U.S. TREASURY BILLS 0.2%
0.085% due 07/29/2010 - 08/26/2010 (b)(e)(g)	1,929	1,929

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 28.4%
	26,845,441	268,830

Total Short-Term Instruments (Cost $423,994)		423,981

Total Investments 111.3% (Cost $1,041,892)		$1,054,061
Written Options (i) (0.2%) (Premiums $983)		(1,377)
Other Assets and Liabilities (Net) (11.1%)		(105,255)

Net Assets 100.0%		$947,429

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $370 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $5,164 at a weighted average interest rate of -0.007%. On June 30, 2010, securities valued at $13,412 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $3,010 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	206	$583
90-Day Eurodollar March Futures	Long	03/2011	263	856
90-Day Eurodollar September Futures	Long	09/2010	299	734
E-mini S&P 500 Index September Futures	Long	09/2010	5	(15)
U.S. Treasury 2-Year Note September Futures	Long	09/2010	291	266
U.S. Treasury 5-Year Note September Futures	Long	09/2010	30	49
U.S. Treasury 10-Year Note September Futures	Long	09/2010	1,261	3,046

				$5,519

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GSC	2.500%	09/27/2010	3.060%	$600	$2	$0	$2
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	500	(7)	(7)	0
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.342%	1,000	(16)	(10)	(6)
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.342%	500	(8)	(7)	(1)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	300	(4)	(8)	4
General Electric Capital Corp.	CITI	5.000%	09/20/2014	2.042%	4,000	467	143	324
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	300	1	3	(2)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%	100	0	1	(1)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	600	3	7	(4)
MetLife, Inc.	GSC	1.000%	03/20/2015	3.284%	2,000	(188)	(121)	(67)
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.283%	400	(5)	(9)	4
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.283%	400	(5)	(9)	4
Mexico Government International Bond	DUB	1.000%	03/20/2015	1.283%	200	(3)	(5)	2
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	100	1	(10)	11
SLM Corp.	CITI	5.000%	06/20/2013	5.475%	7,900	(88)	(124)	36
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	1,000	13	4	9
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.719%	2,400	31	12	19

						$194	$(140)	$334

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$1,400	$145	$180	$(35)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	1,000	105	131	(26)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	600	62	74	(12)

					$312	$385	$(73)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	1	1	0
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,600	3	2	1
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		1,300	2	2	0
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		11,100	14	14	0
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		3,200	16	5	11
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		2,800	13	1	12
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		16,400	60	68	(8)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		1,100	(1)	0	(1)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		700	0	0	0
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		28,000	(11)	(12)	1
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,300	22	26	(4)
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,600	11	10	1
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,100	1	0	1
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		600	0	0	0
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		2,100	4	1	3
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,200	5	4	1
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		7,200	6	10	(4)
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		1,700	1	0	1
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,500	3	(2)	5
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		800	2	1	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	1	1	0
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,400	11	9	2
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		10,300	51	3	48
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		400	2	1	1
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		20,600	89	82	7
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		1,900	10	7	3
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		5,100	39	4	35
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		2,600	21	0	21
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		300	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		600	3	0	3
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		200	2	1	1
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		200	1	1	0
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	7	5	2
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$2,500	37	29	8
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		12,500	182	143	39
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		1,100	104	60	44
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		800	76	53	23
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		300	9	4	5
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		200	6	2	4
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		200	6	2	4
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		500	48	20	28
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		400	38	17	21
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		5,800	550	323	227
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		4,900	465	283	182
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	DUB		900	69	44	25
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	JPM		100	8	5	3
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	RBS		500	38	25	13
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	CITI		100	7	4	3
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		800	56	37	19
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	MSC		2,000	141	88	53
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		4,800	338	256	82

							$2,566	$1,641	$925

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI EM Index	54,828	1-Month USD-LIBOR plus a specified spread	$100,658	08/13/2010	CSFB	$(1,254)
Receive	eRAFI EM Index	103,425	1-Month USD-LIBOR plus a specified spread	186,625	01/31/2011	CSFB	811
Receive	eRAFI EM Index	46,053	1-Month USD-LIBOR plus a specified spread	88,800	11/19/2010	JPM	(5,281)
Receive	eRAFI EM Index	52,609	1-Month USD-LIBOR plus a specified spread	95,000	11/30/2010	JPM	612
Receive	eRAFI EM Index	42,201	1-Month USD-LIBOR plus a specified spread	75,000	12/15/2010	JPM	696
Receive	eRAFI EM Index	82,225	1-Month USD-LIBOR plus a specified spread	148,371	01/31/2011	JPM	615
Receive	eRAFI EM Index	5,815	1-Month USD-LIBOR plus a specified spread	10,492	03/31/2011	JPM	44
Receive	eRAFI EM Index	63,962	1-Month USD-LIBOR plus a specified spread	120,000	12/15/2010	MLP	(513)
Receive	eRAFI EM Index	48,154	1-Month USD-LIBOR plus a specified spread	90,000	02/23/2011	MLP	(4,144)
Receive	eRAFI EM Index	13,859	1-Month USD-LIBOR plus a specified spread	25,141	06/30/2011	MLP	0

							$(8,414)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$122.000	08/27/2010	9	$5	$15
Call - CME S&P 500 Index July Futures	1,150.000	07/16/2010	12	24	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	9	8	1
Put - CME S&P 500 Index July Futures	1,050.000	07/16/2010	12	39	116

				$76	$133

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$7,000	$49	$0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,700	31	147
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,700	33	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	4,300	21	173
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	4,300	29	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	1,400	12	56
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,400	6	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	11,900	30	278
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	11,900	71	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,900	4	49
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,900	17	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	8	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,400	36	139
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,400	43	1
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	2,000	12	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,600	30	108
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	4,100	31	165
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	8,700	41	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	34,000	241	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	3,000	24	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	8,700	67	3

							$836	$1,121

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR	1,000	$2	$0
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	09/15/2010		1,000	7	10
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010		$1,000	1	0
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010		1,000	3	1

							$13	$11

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$3,500	$32	$78

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,100	$19	$24
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	10

						$26	$34

(j)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$2,000	$2,163	$2,169

(k)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	454	07/2010	JPM	$13	$0	$13
Sell		10,489	07/2010	MSC	298	0	298
Buy	BRL	3,639	08/2010	GSC	4	0	4
Sell	CAD	1,770	07/2010	UBS	97	0	97
Sell	CHF	104	09/2010	CITI	0	(4)	(4)
Buy	CNY	13,866	08/2010	HSBC	0	(36)	(36)
Buy		10,699	08/2010	JPM	0	(22)	(22)
Buy		7,718	08/2010	MSC	0	(19)	(19)
Buy		272	11/2010	BCLY	0	(1)	(1)
Buy		431	11/2010	CITI	0	(1)	(1)
Buy		1,117	11/2010	DUB	0	(4)	(4)
Buy		437	11/2010	MSC	0	(2)	(2)
Sell	EUR	29	07/2010	BCLY	0	0	0
Buy		338	07/2010	CITI	0	(12)	(12)
Sell		9,346	07/2010	CITI	30	0	30
Sell		9,765	07/2010	CSFB	695	(85)	610
Sell		5,928	07/2010	RBS	36	0	36
Buy		1,976	08/2010	CITI	0	(22)	(22)
Sell	GBP	1,675	09/2010	BOA	0	(20)	(20)
Buy	IDR	305,100	10/2010	BOA	3	0	3
Buy		2,526,007	10/2010	CITI	24	0	24
Buy		305,100	10/2010	RBS	3	0	3
Buy		695,331	10/2010	UBS	6	0	6
Buy		195,460	11/2010	BCLY	1	0	1
Buy		194,600	11/2010	CITI	1	0	1
Buy		346,515	11/2010	HSBC	1	0	1
Sell	JPY	192,494	07/2010	BOA	0	(75)	(75)
Buy	KRW	67,509	07/2010	BCLY	0	(1)	(1)
Buy		45,880	07/2010	CITI	0	(1)	(1)
Buy		41,653	07/2010	DUB	0	(1)	(1)
Sell		123,710	07/2010	HSBC	0	(1)	(1)
Buy		34,603	07/2010	MSC	0	(1)	(1)
Sell		86,825	07/2010	MSC	0	(1)	(1)
Buy		20,890	07/2010	RBS	0	0	0
Buy		352,585	08/2010	BCLY	0	(8)	(8)
Buy		82,826	08/2010	MSC	0	(3)	(3)
Buy		37,247	11/2010	BCLY	0	(1)	(1)
Sell		46,509	11/2010	BCLY	1	0	1
Buy		134,378	11/2010	BOA	0	(4)	(4)
Buy		311,248	11/2010	CITI	0	(14)	(14)
Sell		479,280	11/2010	CITI	1	(3)	(2)
Buy		58,130	11/2010	DUB	0	(3)	(3)
Buy		35,190	11/2010	GSC	0	(1)	(1)
Buy		285,017	11/2010	JPM	0	(16)	(16)
Sell		175,425	11/2010	JPM	0	(1)	(1)
Buy		250,686	11/2010	MSC	0	(15)	(15)
Sell		20,890	11/2010	RBS	0	0	0
Buy	MXN	5,180	09/2010	HSBC	0	(5)	(5)
Buy	MYR	649	10/2010	BCLY	9	0	9
Buy		791	10/2010	CITI	9	0	9
Buy		305	10/2010	DUB	0	0	0
Buy	PHP	2,223	11/2010	BCLY	0	(1)	(1)
Buy		7,172	11/2010	CITI	0	(2)	(2)
Buy		2,130	11/2010	DUB	0	0	0
Buy	SGD	58	09/2010	BCLY	0	0	0
Buy		43	09/2010	CITI	0	0	0
Sell		138	09/2010	DUB	0	0	0
Buy		37	09/2010	GSC	0	0	0
Buy	TWD	3,827	10/2010	BCLY	0	(4)	(4)
Buy		428	10/2010	CITI	0	0	0
Buy		3,099	10/2010	DUB	0	(3)	(3)
Buy		1,009	01/2011	DUB	0	(1)	(1)
Buy		617	01/2011	JPM	0	0	0
Buy		950	01/2011	MSC	0	0	0
Buy		515	01/2011	UBS	0	0	0

					$1,232	$(394)	$838

(l)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$189,844	$8,845	$198,689
Convertible Bonds & Notes	0	2,142	0	2,142
Municipal Bonds & Notes	0	21,145	0	21,145
U.S. Government Agencies	0	88,751	0	88,751
U.S. Treasury Obligations	0	279,060	0	279,060
Mortgage-Backed Securities	0	17,920	4,659	22,579
Asset-Backed Securities	0	533	2,092	2,625
Sovereign Issues	0	12,286	0	12,286
Convertible Preferred Securities	2,803	0	0	2,803
Short-Term Instruments	268,830	155,151	0	423,981

Investments, at value	$271,633	$766,832	$15,596	$1,054,061
Short Sales, at value	$0	$(2,169)	$0	$(2,169)
Financial Derivative Instruments(3)	$5,402	$(7,606)	$(44)	$(2,248)

Totals	$277,035	$757,057	$15,552	$1,049,644

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Corporate Bonds & Notes	$0	$9,167	$0	$0	$(322)	$0	$0	$8,845	$(322)
Mortgage-Backed Securities	0	4,695	0	0	(36)	0	0	4,659	(36)
Asset-Backed Securities	2,044	0	3	0	45	0	0	2,092	45

Investments, at value	$2,044	$13,862	$3	$0	$(313)	$0	$0	$15,596	$(313)
Financial Derivative Instruments(3)	$(7)	$(31)	$0	$0	$(6)	$0	$0	$(44)	$(6)

Totals	$2,037	$13,831	$3	$0	$(319)	$0	$0	$15,552	$(319)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Emerging Local Bond Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.2%
Westpac Banking Corp.
0.726% due 12/14/2012		$8,000	$8,005

Total Australia (Cost $8,000)			8,005

BRAZIL 13.9%
CORPORATE BONDS & NOTES 0.1%
Banco do Brasil S.A.
4.500% due 01/22/2015		$860	873
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	5,750	3,889

			4,762

SOVEREIGN ISSUES 13.8%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		155,107	83,574
10.000% due 01/01/2013		75,925	40,129
10.000% due 01/01/2017		923,432	462,374
10.000% due 01/01/2021		19,000	9,055

			595,132

Total Brazil (Cost $584,087)			599,894

CANADA 0.1%
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		$5,600	5,656

Total Canada (Cost $5,620)			5,656

CHILE 0.2%
Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,480,010	3,120

Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		634,290	1,199
3.000% due 07/01/2018		1,184,008	2,166
3.000% due 10/01/2018		31,714	58

Total Chile (Cost $5,589)			6,543

COLOMBIA 4.3%
Colombia Government International Bond
2.235% due 11/16/2015		$2,080	2,080
4.093% due 03/17/2013		2,550	2,569
7.750% due 04/14/2021	COP	45,608,000	25,917
8.250% due 12/22/2014		$1,630	1,952
9.850% due 06/28/2027	COP	112,846,000	76,779
12.000% due 10/22/2015		85,676,000	58,118
Santa Fe de Bogota D.C.
9.750% due 07/26/2028		31,200,000	19,114

Total Colombia (Cost $167,903)			186,529

EGYPT 0.5%
Egypt Government International Bond
8.750% due 07/18/2012	EGP	14,800	2,592
Petroleum Export Ltd.
5.265% due 06/15/2011		$10,820	10,852
Petroleum Export II Ltd.
6.340% due 06/20/2011		7,180	7,163

Total Egypt (Cost $20,582)			20,607

EL SALVADOR 0.1%
El Salvador Government International Bond
8.500% due 07/25/2011		$5,000	5,325

Total El Salvador (Cost $5,215)			5,325

FRANCE 0.7%
Dexia Credit Local
0.544% due 01/12/2012		$28,900	28,738

Total France (Cost $28,900)			28,738

GUATEMALA 0.1%
Guatemala Government Bond
9.250% due 08/01/2013		$840	991
10.250% due 11/08/2011		4,000	4,480

Total Guatemala (Cost $5,380)			5,471

HUNGARY 1.3%
Hungary Government Bond
5.500% due 02/12/2014	HUF	730,040	2,959
5.500% due 02/12/2016		6,319,600	24,640
6.000% due 10/12/2011		1,060,000	4,558
6.000% due 10/24/2012		537,300	2,264
6.500% due 06/24/2019		620,000	2,450
6.750% due 11/24/2017		478,000	1,955
7.500% due 11/12/2020		4,270,000	18,092

Total Hungary (Cost $70,141)			56,918

INDONESIA 8.6%
Indonesia Government International Bond
9.500% due 07/15/2023	IDR	112,807,000	13,214
10.000% due 07/15/2017		79,000,000	9,683
10.000% due 02/15/2028		133,161,000	38,741
10.500% due 08/15/2030		67,764,000	104,099
10.500% due 07/15/2038		98,238,000	34,843
11.000% due 12/15/2012		127,850,000	15,370
11.000% due 10/15/2014		85,000,000	10,568
11.000% due 11/15/2020		418,548,000	81,767
11.000% due 09/15/2025		70,000,000	21,774
11.250% due 05/15/2014		850,000	106
11.500% due 09/15/2019		46,330,000	6,276
12.800% due 06/15/2021		166,974,000	24,393
13.450% due 08/15/2011		50,000	6
Majapahit Holding BV
7.250% due 10/17/2011		$8,450	8,880

Total Indonesia (Cost $322,726)			369,720

KAZAKHSTAN 0.6%
Intergas Finance BV
6.875% due 11/04/2011		$3,900	4,085
Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		2,500	2,538
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		17,597	18,169

Total Kazakhstan (Cost $24,457)			24,792

LUXEMBOURG 0.0%
Telecom Italia Capital S.A.
0.824% due 02/01/2011		$2,600	2,577

Total Luxembourg (Cost $2,588)			2,577

MALAYSIA 4.1%
Malaysia Government International Bond
3.741% due 02/27/2015	MYR	287,350	89,626
3.835% due 08/12/2015		155,080	48,479
4.240% due 02/07/2018		2,300	730
4.378% due 11/29/2019		90,460	28,854
7.500% due 07/15/2011		$1,050	1,114

Petronas Capital Ltd.
7.000% due 05/22/2012		7,300	7,981

Total Malaysia (Cost $169,628)			176,784

MEXICO 13.3%
CORPORATE BONDS & NOTES 0.7%
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	990
Hipotecaria Su Casita S.A. de C.V.
6.290% due 06/25/2012	MXN	152,860	10,041
6.540% due 03/26/2012		23,650	1,594
Pemex Finance Ltd.
9.030% due 02/15/2011		$1,050	1,066
Pemex Project Funding Master Trust
1.136% due 12/03/2012		7,000	7,000
5.500% due 02/24/2025	EUR	5,000	5,703
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	25,000	2,000

			28,394

SOVEREIGN ISSUES 12.6%
Mexico Government International Bond
7.500% due 06/21/2012		1,783,666	144,397
7.750% due 12/14/2017		280,000	23,023
8.000% due 12/17/2015		53,100	4,425
8.000% due 06/11/2020		210,000	17,613
8.500% due 12/13/2018		2,052,267	176,250
9.000% due 12/20/2012		1,012,018	84,878
9.500% due 12/18/2014		1,055,002	92,366

			542,952

Total Mexico (Cost $563,594)			571,346

PANAMA 0.1%
Panama Government International Bond
7.250% due 03/15/2015		$510	593
9.375% due 07/23/2012		1,300	1,508
9.625% due 02/08/2011		3,000	3,162

Total Panama (Cost $5,164)			5,263

PERU 1.3%
Peru Government International Bond
6.850% due 02/12/2042	PEN	35,500	12,496
6.900% due 08/12/2037		19,150	6,978
7.840% due 08/12/2020		4,750	1,877
9.910% due 05/05/2015		81,734	34,692

Total Peru (Cost $53,159)			56,043

POLAND 12.1%
SOVEREIGN ISSUES 12.1%
Poland Government International Bond
0.000% due 10/25/2012	PLN	359,200	96,095
4.250% due 05/24/2011		43,920	12,956
4.750% due 04/25/2012		64,400	19,040
5.000% due 10/24/2013		30,000	8,806
5.250% due 04/25/2013		50,000	14,861
5.250% due 10/25/2017		17,300	4,977
5.500% due 04/25/2015		826,600	244,428
5.500% due 10/25/2019		28,100	8,089
5.750% due 04/25/2014		192,300	57,613
5.750% due 09/23/2022		83,985	24,307
6.000% due 11/24/2010		37,030	11,005
6.250% due 07/03/2012		$1,000	1,080
6.250% due 10/24/2015	PLN	56,790	17,293

Total Poland (Cost $582,411)			520,550

QATAR 0.9%
Qatar Petroleum
5.579% due 05/30/2011		$3,168	3,234
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		4,920	5,509
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		16,680	17,385
5.500% due 09/30/2014		8,600	9,180
5.832% due 09/30/2016		2,675	2,858

Total Qatar (Cost $37,862)			38,166

RUSSIA 2.3%
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$22,399	22,887
JPMorgan Chase Bank N.A.
3.278% due 02/11/2011 (h)		1,900	1,857
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		5,480	6,151
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		11,620	11,838
7.175% due 05/16/2013		2,370	2,509
9.000% due 06/11/2014		860	970
SB Capital S.A.
6.468% due 07/02/2013		1,360	1,447
TNK-BP Finance S.A.
6.125% due 03/20/2012		2,900	2,976
6.875% due 07/18/2011		31,765	32,816
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		1,970	2,015
6.103% due 06/27/2012		11,700	12,240
VTB Capital S.A.
6.609% due 10/31/2012		1,480	1,527

Total Russia (Cost $98,660)			99,233

SOUTH AFRICA 7.2%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	440	576
6.750% due 03/31/2021	ZAR	1,287,600	143,419
7.250% due 01/15/2020		560,100	65,673
7.375% due 04/25/2012		$17,700	19,392
7.500% due 01/15/2014	ZAR	131,900	16,989
8.000% due 12/21/2018		25,000	3,113
8.250% due 09/15/2017		147,100	18,753
8.750% due 12/21/2014		76,900	10,335
13.500% due 09/15/2015		207,500	33,228

Total South Africa (Cost $309,805)			311,478

SOUTH KOREA 0.9%
Export-Import Bank of Korea
0.922% due 02/14/2013	EUR	5,100	5,873
5.125% due 02/14/2011		$10,400	10,610
5.500% due 10/17/2012		1,900	2,018
5.875% due 01/14/2015		2,000	2,172
Korea Development Bank
0.736% due 09/12/2011		1,800	1,790
0.764% due 11/22/2012		1,700	1,653
4.625% due 09/16/2010		2,300	2,315
5.300% due 01/17/2013		9,200	9,709
5.750% due 05/13/2012		1,000	1,039
8.000% due 01/23/2014		2,650	3,020
Korea National Housing Corp.
0.734% due 11/22/2011		9,000	8,921

Total South Korea (Cost $40,373)			49,120

THAILAND 4.6%
Bank of Thailand
3.700% due 01/24/2011	THB	29,620	926
Thailand Government Bond
3.625% due 05/22/2015		2,959,000	94,377
3.875% due 06/13/2019		2,180,201	71,391
5.125% due 03/13/2018		508,330	17,750
5.250% due 05/12/2014		145,200	4,918
6.150% due 07/07/2026		176,000	7,058

Total Thailand (Cost $183,576)			196,420

TUNISIA 0.4%
Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	5,500	6,894
7.375% due 04/25/2012		$9,700	10,585

Total Tunisia (Cost $17,669)			17,479

TURKEY 4.1%
Turkey Government International Bond
0.000% due 11/03/2010	TRY	25,000	15,397
0.000% due 11/16/2011		15,400	8,663
0.000% due 01/25/2012		37,500	20,770
9.000% due 06/30/2011		$4,000	4,265
10.000% due 02/15/2012 (b)	TRY	890	623
11.000% due 08/06/2014		7,300	4,857
11.500% due 01/23/2012		$3,000	3,394
12.000% due 08/14/2013 (b)	TRY	5,265	4,148
14.000% due 01/19/2011		143,506	93,453
14.000% due 09/26/2012		8,600	5,967
16.000% due 03/07/2012		19,600	13,772
16.000% due 08/28/2013		3,600	2,686

Total Turkey (Cost $188,569)			177,995

UNITED ARAB EMIRATES 0.1%
Emirate of Abu Dhabi
5.500% due 08/02/2012		$4,000	4,299

Total United Arab Emirates (Cost $4,190)			4,299

UNITED KINGDOM 1.0%
Bank of Scotland PLC
0.597% due 12/08/2010		$1,100	1,098
Barclays Bank PLC
10.179% due 06/12/2021		4,680	5,871
Royal Bank of Scotland Group PLC
0.798% due 03/30/2012		28,400	28,212
1.213% due 04/23/2012		6,100	6,180
Vodafone Group PLC
0.816% due 02/27/2012		200	200

Total United Kingdom (Cost $40,547)			41,561

UNITED STATES 4.7%
ASSET-BACKED SECURITIES 0.1%
Citigroup Mortgage Loan Trust, Inc.
0.387% due 12/25/2036		$578	538
1.247% due 07/25/2037		1,066	941
Countrywide Asset-Backed Certificates
0.447% due 05/25/2047		272	256
0.447% due 09/25/2047		1,123	1,075
Credit-Based Asset Servicing & Securitization LLC
0.467% due 07/25/2037		66	57
Indymac Residential Asset-Backed Trust
0.427% due 07/25/2037		244	242

Long Beach Mortgage Loan Trust
0.407% due 12/25/2036		2	3
MASTR Asset-Backed Securities Trust
0.427% due 05/25/2037		670	640
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		386	192
Soundview Home Equity Loan Trust
1.147% due 10/25/2037		35	34

			3,978

BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
2.290% due 12/23/2012		120	117
2.434% due 12/23/2012		691	669
2.537% due 12/23/2012		3,888	3,767
Petroleum Export III Ltd.
4.037% due 04/08/2013		4,706	4,691

			9,244

CORPORATE BONDS & NOTES 4.2%
Allied Waste North America, Inc.
6.500% due 11/15/2010		100	102
Ally Financial, Inc.
7.250% due 03/02/2011		17,900	18,197
American International Group, Inc.
5.375% due 10/18/2011		4,525	4,570
6.250% due 05/01/2036		700	560
Anadarko Petroleum Corp.
7.625% due 03/15/2014		4,000	3,816
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		4,000	4,109
Bank of America Corp.
5.650% due 05/01/2018		6,700	6,881
Bank of America N.A.
0.817% due 06/15/2016		12,000	10,517
Bear Stearns Cos. LLC
0.568% due 01/31/2011		200	200
5.300% due 10/30/2015		300	325
Caterpillar Financial Services Corp.
0.555% due 08/20/2010		600	600
Citibank N.A.
0.539% due 09/21/2012		3,200	3,209
Citigroup, Inc.
5.500% due 04/11/2013		5,800	6,035
COX Enterprises, Inc.
7.875% due 09/15/2010		650	658
Credit Suisse USA, Inc.
0.636% due 08/16/2010		200	200
Dow Chemical Co.
2.624% due 08/08/2011		3,100	3,149
Ford Motor Credit Co. LLC
8.625% due 11/01/2010		2,000	2,033
9.750% due 09/15/2010		2,000	2,025
FPL Group Capital, Inc.
1.419% due 06/17/2011		4,900	4,933
General Electric Capital Corp.
0.414% due 04/28/2011		6,500	6,497
Hewlett-Packard Co.
1.586% due 05/27/2011		8,000	8,079
International Lease Finance Corp.
1.084% due 07/06/2010	EUR	600	736
4.875% due 09/01/2010		$1,600	1,596
4.950% due 02/01/2011		4,100	4,059
5.625% due 09/15/2010		1,100	1,101

John Deere Capital Corp.
0.384% due 07/16/2010		2,600	2,600
1.004% due 01/18/2011		4,000	4,017
1.287% due 06/10/2011		5,100	5,136
JPMorgan Chase & Co.
0.474% due 01/17/2011		8,000	8,006
Kraft Foods, Inc.
0.928% due 08/11/2010		3,000	3,000
Merrill Lynch & Co., Inc.
0.768% due 06/05/2012		700	680
6.875% due 04/25/2018		6,000	6,414
Morgan Stanley
0.554% due 01/18/2011		2,200	2,186
PACCAR, Inc.
1.710% due 09/14/2012		4,000	4,072
Pemex Project Funding Master Trust
1.136% due 12/03/2012		10,000	10,000
Pfizer, Inc.
4.450% due 03/15/2012		1,500	1,583
Reynolds American, Inc.
1.237% due 06/15/2011		9,600	9,539
SLM Corp.
0.476% due 07/26/2010		2,300	2,300
0.546% due 10/25/2011		300	284
0.737% due 03/15/2011		250	245
0.919% due 12/15/2010	EUR	200	241
5.375% due 05/15/2014		$600	549
Time Warner Entertainment Co. LP
8.875% due 10/01/2012		600	686
Wachovia Corp.
0.433% due 10/15/2011		1,000	993
0.443% due 04/23/2012		2,000	1,977
0.657% due 03/15/2011		200	200
Wells Fargo & Co.
7.980% due 03/29/2049		2,400	2,484
Weyerhaeuser Co.
6.750% due 03/15/2012		6,750	7,297
Williams Cos.,Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		2,300	2,320
WM Wrigley Jr. Co.
1.912% due 06/28/2011		8,500	8,501

			179,497

MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Funding Corp.
5.743% due 03/20/2036		468	380
BCAP LLC Trust
0.517% due 01/25/2037		1,208	626
Bear Stearns Adjustable Rate Mortgage Trust
4.970% due 01/25/2035		65	57
5.701% due 02/25/2036		456	319
Bear Stearns Alt-A Trust
4.539% due 09/25/2035		84	64
5.042% due 08/25/2036		691	206
Citigroup Mortgage Loan Trust, Inc.
3.072% due 03/25/2034		86	86
5.604% due 07/25/2046		328	225
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		452	332
Commercial Mortgage Pass-Through Certificates
0.850% due 02/16/2034		242	239
Countrywide Home Loan Mortgage Pass-Through Trust
5.920% due 09/25/2047		206	153

GSR Mortgage Loan Trust
5.340% due 11/25/2035	375	310
Harborview Mortgage Loan Trust
0.848% due 02/19/2034	1,817	1,080
5.626% due 08/19/2036	169	138
Homebanc Mortgage Trust
5.803% due 04/25/2037	438	359
Luminent Mortgage Trust
0.527% due 12/25/2036	213	120
MASTR Adjustable Rate Mortgages Trust
0.647% due 05/25/2047	800	140
MASTR Alternative Loans Trust
0.747% due 03/25/2036	172	57
Morgan Stanley Mortgage Loan Trust
5.330% due 06/25/2036	123	114
Residential Accredit Loans, Inc.
5.714% due 02/25/2036	378	206
Residential Asset Securitization Trust
0.747% due 01/25/2046	438	197
Sequoia Mortgage Trust
2.697% due 01/20/2047	166	133
Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036	383	290
WaMu Mortgage Pass-Through Certificates
3.109% due 01/25/2047	288	171
5.197% due 01/25/2037	333	243
5.415% due 04/25/2037	221	167
5.517% due 12/25/2036	196	144
5.871% due 09/25/2036	330	259
Wells Fargo Mortgage-Backed Securities Trust
0.847% due 07/25/2037	563	352

		7,167

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
0.204% due 02/01/2011	620	620
0.254% due 05/04/2011	1,510	1,511
0.607% due 03/09/2011	32	32

		2,163

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
1.000% due 07/31/2011	330	332

Total United States (Cost $202,452)		202,381

VENEZUELA 0.0%
Venezuela Government International Bond
5.375% due 08/07/2010	$510	507

Total Venezuela (Cost $509)		507

SHORT-TERM INSTRUMENTS 9.9%
REPURCHASE AGREEMENTS 0.5%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	$18,000	18,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $18,428. Repurchase proceeds are $18,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2010		3,996	3,996
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $4,078. Repurchase proceeds are $3,996.)

			21,996

TURKEY TREASURY BILLS 0.4%
7.131% due 07/28/2010	TRY	24,000	15,079

U.S. TREASURY BILLS 0.3%
0.144% due 07/01/2010 - 12/02/2010 (a)(d)		$14,300	14,297

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.102% due 07/15/2010 (d)		1,040	1,040

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 8.7%
		37,273,980	373,261

Total Short-Term Instruments (Cost $425,670)			425,673

PURCHASED OPTIONS (f) 0.0%
(Cost $254)			41
Total Investments 97.8% (Cost $4,184,103)			$4,215,114
Written Options (g) (0.0%) (Premiums $278)			(249)
Other Assets and Liabilities (Net) 2.2%			92,821

Net Assets 100.0%			$4,307,686

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $15,337 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Swap agreements outstanding on June 30, 2010:

Asset Swaps

Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Indonesia Government International Bond 10.000% due 07/15/2017	6-Month USD-LIBOR	Cash Flow from Underlying Asset	07/22/2017	DUB	$4,066	$101	$(455)	$556
Indonesia Government International Bond 11.000% due 10/15/2014	6-Month USD-LIBOR	Cash Flow from Underlying Asset	10/17/2014	BCLY	67,470	1,534	(2,347)	3,881
Malaysia Government International Bond 3.756% due 04/28/2011	6-Month USD-LIBOR	Cash Flow from Underlying Asset	05/02/2011	BCLY	36,140	3,169	152	3,017
Malaysia Government International Bond 4.262% due 09/15/2016	6-Month USD-LIBOR	Cash Flow from Underlying Asset	09/19/2016	CITI	30,052	2,252	916	1,336

						$7,056	$(1,734)	$8,790

Credit Default Swaps on Corporate Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.714%	$15,100	$57	$0	$57
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%	10,000	(12)	(20)	8
TransCapitalInvest Ltd. for OJSC AK Transneft	GSC	2.300%	09/20/2010	1.708%	5,000	39	0	39

						$84	$(20)	$104

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	55,800	$81	$113	$(32)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		55,000	68	43	25
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		64,600	312	52	260
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		350,000	1,692	295	1,397
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		74,200	276	(81)	357
Pay	1-Year BRL-CDI	11.440%	01/02/2012	GSC		8,600	28	0	28
Pay	1-Year BRL-CDI	11.570%	01/02/2012	GSC		116,000	450	58	392
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		68,600	266	0	266
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		32,900	339	(47)	386
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		182,400	1,881	1,175	706
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		70,000	722	434	288
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		100,000	1,031	726	305
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		10,500	108	59	49
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		121,900	1,322	893	429
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC		14,400	156	156	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		75,000	311	0	311
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		60,000	349	0	349
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		43,000	70	6	64
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		33,900	150	0	150
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	2,947	(566)	3,513
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		63,500	3,078	538	2,540
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	2,286	0	2,286
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,000	6	5	1
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	12,850	(19)	0	(19)
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		11,780	(45)	0	(45)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BCLY		15,300	67	0	67
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	126	0	126
Pay	3-Month MYR-KLIBOR	3.900%	10/29/2014	DUB		5,000	27	0	27
Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	JPM		64,000	92	0	92
Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	BCLY		83,000	115	0	115
Pay	6-Month HUF-BBR	6.000%	09/15/2015	JPM	HUF	4,380,900	(250)	0	(250)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	BCLY		4,689,200	(142)	97	(239)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	HSBC		8,385,000	(253)	(95)	(158)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	JPM		300,000	(9)	(8)	(1)
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY	THB	106,060	60	0	60
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BCLY		136,500	94	0	94
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BCLY		105,400	77	0	77
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BCLY		65,700	36	0	36
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	1,119	(26)	1,145
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CITI		1,088,000	1,199	62	1,137
Pay	6-Month THB-THBFIX Reuters	2.860%	07/05/2015	JPM		482,900	0	0	0
Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020	BCLY		285,000	14	0	14
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM	MXN	996,000	9,206	0	9,206
Pay	28-Day MXN TIIE	9.440%	10/25/2018	BCLY		517,700	6,037	1,296	4,741
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		50	0	0	0
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY		119,400	711	94	617
Pay	28-Day MXN TIIE	7.780%	04/09/2019	BCLY		4,400	14	(2)	16
Pay	28-Day MXN TIIE	8.450%	06/03/2019	JPM		500	3	0	3
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BCLY		30,000	239	0	239

							$36,447	$5,277	$31,170

(f)	Purchased options outstanding on June 30, 2010:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$7,945	$254	$41

(g)	Written options outstanding on June 30, 2010:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$7,945	$278	$249

(h)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.278%	02/11/2011	02/17/2010	$1,902	$1,857	0.04%

(i)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	18,054	07/2010	MLP	$0	$(75)	$(75)
Sell		115,925	08/2010	BCLY	0	(1,736)	(1,736)
Sell		125,243	08/2010	BOA	410	(1,339)	(929)
Sell		1,770	08/2010	CITI	0	(24)	(24)
Buy		14,663	08/2010	HSBC	105	(7)	98
Sell		79,122	08/2010	HSBC	0	(90)	(90)
Buy		9,388	08/2010	JPM	167	0	167
Sell		55,441	08/2010	JPM	358	0	358
Buy		59,584	08/2010	MSC	121	(71)	50
Sell		4,040	08/2010	MSC	0	(4)	(4)
Buy		12,620	08/2010	RBS	0	(54)	(54)
Buy	CLP	1,581,269	11/2010	CITI	38	(8)	30
Sell		199,785	11/2010	CITI	14	0	14
Sell		2,131,247	11/2010	DUB	172	0	172
Buy		1,060,300	11/2010	JPM	0	(59)	(59)
Sell		10,409,850	11/2010	JPM	746	0	746
Sell		3,965,390	11/2010	MSC	412	0	412
Sell		4,933,676	01/2011	DUB	501	0	501
Buy		1,950,441	01/2011	JPM	0	(404)	(404)
Buy	CNY	31,000	07/2010	BCLY	5	0	5
Sell		31,000	07/2010	GSC	0	(2)	(2)
Buy		42,238	11/2010	BCLY	0	(95)	(95)
Buy		12,139	11/2010	CITI	0	(37)	(37)
Buy		25,484	11/2010	DUB	0	(82)	(82)
Buy		31,000	11/2010	GSC	0	(26)	(26)
Buy		31,247	11/2010	JPM	0	(118)	(118)
Buy		8,536	11/2010	MSC	0	(29)	(29)
Buy		13,332	01/2011	BCLY	0	(25)	(25)
Buy		3,519	01/2011	BOA	0	(9)	(9)
Buy		46,753	01/2011	HSBC	0	(73)	(73)
Buy		108,337	01/2011	JPM	0	(263)	(263)
Buy		6,308	01/2011	MSC	0	(15)	(15)
Buy		66,540	06/2011	BCLY	0	(42)	(42)
Buy		33,850	06/2011	CITI	66	0	66
Buy		42,376	06/2011	DUB	0	(116)	(116)
Buy		107,399	06/2011	JPM	161	(77)	84
Buy		13,434	06/2011	MSC	10	0	10
Buy		80,056	06/2011	UBS	1	(21)	(20)
Buy		44,864	11/2011	CITI	5	(167)	(162)
Buy		32,125	11/2011	DUB	0	(143)	(143)
Buy		19,388	11/2011	UBS	0	(69)	(69)
Buy	COP	7,908,000	07/2010	BCLY	163	0	163
Buy		62,857,100	07/2010	CITI	1,389	0	1,389
Buy		44,032,036	07/2010	DUB	1,081	0	1,081
Sell		42,711,876	07/2010	DUB	0	(1,298)	(1,298)
Sell		30,067,797	07/2010	GSC	0	(779)	(779)
Buy		19,620,000	07/2010	JPM	328	0	328
Sell		1,597,823	07/2010	JPM	0	(6)	(6)
Buy		9,980,000	07/2010	MSC	254	0	254
Buy		19,820,000	07/2010	RBS	434	0	434
Sell		89,839,640	07/2010	RBS	0	(837)	(837)
Buy		9,610,000	11/2010	BCLY	28	0	28
Sell		25,933,404	11/2010	BCLY	0	(39)	(39)
Sell		13,026,519	11/2010	DUB	0	(9)	(9)
Buy		1,597,823	11/2010	JPM	6	0	6
Sell	EUR	4,896	07/2010	BNP	68	0	68
Sell		4,114	07/2010	BOA	56	0	56
Sell		470	07/2010	CITI	2	0	2
Sell		8,870	07/2010	CSFB	1,039	0	1,039
Buy		25	07/2010	HSBC	0	0	0
Sell	GBP	3,133	09/2010	BOA	0	(38)	(38)
Buy	HKD	15,509	07/2010	BCLY	0	(7)	(7)
Buy		15,520	07/2010	GSC	0	(7)	(7)
Buy		200	07/2010	HSBC	0	0	0
Buy		809	07/2010	JPM	0	0	0
Buy	HUF	660,339	07/2010	BCLY	0	(393)	(393)
Sell		3,667,485	07/2010	BCLY	337	0	337
Buy		8,085,811	07/2010	CITI	0	(4,408)	(4,408)
Sell		3,311,825	07/2010	CITI	769	0	769
Buy		8,233,767	07/2010	DUB	0	(3,638)	(3,638)
Sell		11,613,649	07/2010	DUB	4,261	(384)	3,877
Buy		682,800	07/2010	GSC	0	(78)	(78)
Sell		3,170,147	07/2010	GSC	2,091	0	2,091
Buy		7,832,962	07/2010	HSBC	1	(2,586)	(2,585)
Sell		1,760,309	07/2010	HSBC	1,436	0	1,436
Buy		1,936,880	07/2010	JPM	288	0	288
Sell		4,973,860	07/2010	JPM	5,206	(2)	5,204
Sell		650,276	07/2010	MSC	480	0	480
Buy		1,749,806	07/2010	UBS	0	(581)	(581)
Buy		3,122,860	10/2010	BCLY	0	(169)	(169)
Buy		2,234,460	10/2010	CITI	0	(34)	(34)
Buy		6,098,968	10/2010	DUB	356	(2)	354
Buy		15,221	10/2010	JPM	2	0	2
Buy	IDR	3,093,000	09/2010	CITI	37	0	37
Sell		3,093,000	09/2010	CITI	2	0	2
Sell		28,940,997	10/2010	BCLY	0	(269)	(269)
Buy		38,000,000	10/2010	CITI	127	0	127
Buy		57,156,000	10/2010	DUB	207	0	207
Sell		117,329,129	10/2010	DUB	0	(950)	(950)
Buy		80,877,500	10/2010	HSBC	283	0	283
Sell		109,725,260	10/2010	HSBC	34	0	34
Buy		322,940,000	10/2010	JPM	1,070	0	1,070
Buy		22,673,360	11/2010	BCLY	124	0	124
Buy		51,027,471	11/2010	CITI	240	0	240
Sell		41,455,000	11/2010	CITI	9	0	9
Buy		48,993,725	11/2010	DUB	132	0	132
Sell		35,772,926	11/2010	DUB	28	0	28
Buy		30,789,050	11/2010	HSBC	146	0	146
Sell		107,790,679	11/2010	JPM	0	(151)	(151)
Sell		101,300,858	01/2011	BCLY	0	(198)	(198)
Buy		166,931,500	01/2011	CITI	553	0	553
Sell		256,694,322	01/2011	CITI	138	(169)	(31)
Buy		76,330,000	01/2011	JPM	163	0	163
Buy		47,875,000	01/2011	RBS	120	0	120
Buy		152,760,000	04/2011	CITI	204	(20)	184
Sell		99,633,460	04/2011	CITI	0	(24)	(24)
Buy		56,430,000	04/2011	DUB	0	(22)	(22)
Buy	ILS	2,931	08/2010	BCLY	0	(36)	(36)
Buy		56,311	08/2010	CITI	0	(375)	(375)
Buy		7,155	08/2010	GSC	0	(78)	(78)
Buy		6,381	08/2010	HSBC	0	(59)	(59)
Sell		17,705	08/2010	HSBC	137	0	137
Buy		28,169	08/2010	UBS	0	(155)	(155)
Buy	INR	265,408	07/2010	CITI	0	(96)	(96)
Sell		265,408	07/2010	CITI	10	0	10
Buy		211,766	11/2010	BCLY	0	(152)	(152)
Buy		743,222	11/2010	CITI	0	(140)	(140)
Buy		489,270	11/2010	JPM	0	(109)	(109)
Buy		253,299	03/2011	BCLY	0	(117)	(117)
Buy		230,150	03/2011	BOA	0	(155)	(155)
Buy		265,408	03/2011	CITI	0	(16)	(16)
Buy		69,510	03/2011	DUB	0	(37)	(37)
Buy		121,599	03/2011	HSBC	0	(60)	(60)
Buy		359,636	03/2011	JPM	0	(150)	(150)
Buy		469,598	03/2011	UBS	17	(226)	(209)
Sell	JPY	2,465,678	07/2010	BOA	0	(960)	(960)
Buy	KRW	2,580,000	07/2010	BCLY	0	(68)	(68)
Sell		3,508,770	07/2010	BCLY	43	(9)	34
Sell		16,570,983	07/2010	CITI	781	0	781
Buy		5,119,258	07/2010	DUB	0	(129)	(129)
Buy		1,162,000	07/2010	GSC	0	(50)	(50)
Buy		8,540,000	07/2010	HSBC	0	(17)	(17)
Buy		4,252,805	07/2010	MSC	0	(119)	(119)
Sell		1,574,310	07/2010	RBS	9	0	9
Buy		16,427,065	08/2010	MSC	103	(332)	(229)
Buy		9,263,905	11/2010	BCLY	9	(258)	(249)
Buy		7,211,786	11/2010	BOA	0	(372)	(372)
Buy		25,099,664	11/2010	CITI	0	(1,131)	(1,131)
Buy		1,162,600	11/2010	DUB	0	(52)	(52)
Buy		3,451,710	11/2010	GSC	0	(204)	(204)
Buy		5,296,410	11/2010	JPM	0	(259)	(259)
Buy		2,302,200	11/2010	MSC	0	(122)	(122)
Buy		1,574,310	11/2010	RBS	0	(9)	(9)
Buy		3,404,400	11/2010	UBS	0	(223)	(223)
Buy		4,895,500	01/2011	BCLY	0	(2)	(2)
Buy		9,109,600	01/2011	DUB	0	(571)	(571)
Buy		5,614,500	05/2011	BCLY	0	(422)	(422)
Buy		4,614,800	05/2011	CITI	0	(237)	(237)
Buy	MXN	114,642	09/2010	BCLY	0	(213)	(213)
Sell		18,610	09/2010	BCLY	74	0	74
Buy		541,555	09/2010	CITI	11	(857)	(846)
Buy		79,500	09/2010	DUB	0	(38)	(38)
Sell		9,924	09/2010	DUB	39	0	39
Buy		131,711	09/2010	GSC	0	(452)	(452)
Sell		20,467	09/2010	GSC	81	0	81
Buy		774,212	09/2010	HSBC	0	(1,679)	(1,679)
Sell		1,786,180	09/2010	HSBC	3,596	0	3,596
Buy		145,584	09/2010	JPM	0	(141)	(141)
Sell		1,124,580	09/2010	JPM	3,554	0	3,554
Buy		166,265	09/2010	MSC	0	(494)	(494)
Sell		20,713	09/2010	RBS	82	0	82
Buy		154,515	09/2010	UBS	71	(228)	(157)
Sell		20,715	09/2010	UBS	82	0	82
Buy	MYR	210,783	10/2010	BCLY	1,876	(63)	1,813
Buy		15,336	10/2010	BOA	245	0	245
Buy		166,025	10/2010	CITI	1,441	(51)	1,390
Buy		97,195	10/2010	DUB	297	(15)	282
Buy		145,116	10/2010	JPM	439	(117)	322
Buy		69,626	10/2010	MSC	407	0	407
Buy		19,353	10/2010	UBS	0	(50)	(50)
Buy	PEN	39,032	10/2010	CITI	76	0	76
Sell		35,059	10/2010	CITI	0	(56)	(56)
Buy		138,325	10/2010	DUB	161	(11)	150
Buy		4,000	10/2010	HSBC	11	0	11
Buy		33,293	10/2010	JPM	83	0	83
Buy	PHP	1,109,400	08/2010	JPM	120	(9)	111
Buy		364,144	08/2010	MSC	112	0	112
Buy		817,301	11/2010	BCLY	0	(279)	(279)
Buy		1,036,734	11/2010	CITI	0	(309)	(309)
Buy		286,420	11/2010	DUB	0	(60)	(60)
Buy		230,820	11/2010	JPM	0	(87)	(87)
Buy		21,564	11/2011	JPM	21	0	21
Buy	PLN	60,887	08/2010	BCLY	50	(1,152)	(1,102)
Sell		78,299	08/2010	BCLY	644	0	644
Buy		38,993	08/2010	BNP	0	(1,338)	(1,338)
Buy		37,641	08/2010	CITI	0	(1,741)	(1,741)
Sell		60,711	08/2010	CITI	546	0	546
Buy		31,820	08/2010	DUB	0	(1,091)	(1,091)
Sell		33,372	08/2010	DUB	188	0	188
Buy		106,808	08/2010	GSC	0	(3,962)	(3,962)
Sell		253,875	08/2010	GSC	1,982	(61)	1,921
Buy		327,647	08/2010	HSBC	697	(7,828)	(7,131)
Sell		166,734	08/2010	HSBC	908	0	908
Buy		73,875	08/2010	JPM	81	(517)	(436)
Sell		156	08/2010	JPM	0	0	0
Buy		74,121	08/2010	MSC	0	(1,212)	(1,212)
Sell		328,603	08/2010	MSC	5,373	(135)	5,238
Buy		49,179	08/2010	UBS	0	(1,863)	(1,863)
Buy	RON	280	08/2010	BCLY	0	(12)	(12)
Buy		1,209	08/2010	DUB	0	(54)	(54)
Sell		1,440	08/2010	DUB	76	0	76
Buy	RUB	1,891	07/2010	HSBC	0	0	0
Buy	SGD	28,231	07/2010	BCLY	177	0	177
Sell		28,231	07/2010	RBS	0	(43)	(43)
Buy		25,644	09/2010	BCLY	25	(13)	12
Buy		7,015	09/2010	BOA	15	0	15
Buy		7,211	09/2010	CITI	32	0	32
Buy		26,974	09/2010	DUB	16	(269)	(253)
Buy		10,344	09/2010	GSC	26	(44)	(18)
Buy		9,763	09/2010	HSBC	11	(31)	(20)
Buy		14,009	09/2010	JPM	15	0	15
Buy		28,231	09/2010	RBS	43	0	43
Buy	THB	1,896,019	09/2010	BCLY	641	(5)	636
Buy		1,311,169	09/2010	CITI	389	0	389
Buy		194,190	09/2010	DUB	0	(7)	(7)
Buy		888,955	09/2010	HSBC	230	0	230
Buy		1,000,123	09/2010	JPM	0	(74)	(74)
Buy		210,772	09/2010	UBS	5	0	5
Buy	TRY	2,580	07/2010	CITI	0	(77)	(77)
Buy		3,580	07/2010	DUB	0	(97)	(97)
Buy		16,499	07/2010	GSC	1	(151)	(150)
Sell		12,192	07/2010	GSC	134	0	134
Buy		177,359	07/2010	HSBC	204	(1,437)	(1,233)
Sell		186,514	07/2010	HSBC	1,222	0	1,222
Buy		22,100	07/2010	JPM	81	(181)	(100)
Sell		55,899	07/2010	JPM	525	(27)	498
Buy		3,210	07/2010	MSC	19	0	19
Buy		29,275	07/2010	UBS	24	(146)	(122)
Buy		12,245	10/2010	CSFB	90	0	90
Buy		199,381	10/2010	HSBC	0	(1,158)	(1,158)
Buy		12,249	10/2010	MLP	92	0	92
Buy		24,970	10/2010	RBS	0	(87)	(87)
Buy	TWD	51,516	01/2011	DUB	0	(32)	(32)
Buy		31,540	01/2011	JPM	0	(3)	(3)
Buy		48,551	01/2011	MSC	0	(12)	(12)
Buy		26,293	01/2011	UBS	0	0	0
Buy	ZAR	315,144	07/2010	BCLY	256	(381)	(125)
Sell		415,208	07/2010	BCLY	0	(961)	(961)
Buy		202,590	07/2010	CITI	623	0	623
Buy		39,489	07/2010	DUB	10	(66)	(56)
Buy		97,600	07/2010	GSC	159	(85)	74
Sell		155,950	07/2010	GSC	0	(165)	(165)
Buy		325,143	07/2010	HSBC	235	(684)	(449)
Sell		350,995	07/2010	HSBC	690	(10)	680
Buy		99,715	07/2010	JPM	4	(157)	(153)
Sell		232,834	07/2010	JPM	613	(110)	503
Buy		145,728	07/2010	MSC	0	(99)	(99)
Buy		27,101	07/2010	RBS	15	0	15
Buy		98,183	07/2010	UBS	90	(60)	30
Sell		61,451	07/2010	UBS	0	(136)	(136)
Sell		7,900	10/2010	HSBC	14	0	14
Buy		216,407	10/2010	JPM	0	(621)	(621)

					$58,243	$(63,489)	$(5,246)

(j)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$8,005	$0	$8,005
Brazil
Corporate Bonds & Notes	0	873	3,889	4,762
Sovereign Issues	0	595,132	0	595,132
Canada	0	5,656	0	5,656
Chile	0	6,543	0	6,543
Colombia	0	186,529	0	186,529
Egypt	0	20,607	0	20,607
El Salvador	0	5,325	0	5,325
France	0	28,738	0	28,738
Guatemala	0	5,471	0	5,471
Hungary	0	56,918	0	56,918
Indonesia	0	369,720	0	369,720
Kazakhstan	0	24,792	0	24,792
Luxembourg	0	2,577	0	2,577
Malaysia	0	176,784	0	176,784
Mexico
Corporate Bonds & Notes	0	28,394	0	28,394
Sovereign Issues	0	542,952	0	542,952
Panama	0	5,263	0	5,263
Peru	0	43,547	12,496	56,043
Poland
Sovereign Issues	0	520,550	0	520,550
Qatar	0	38,166	0	38,166
Russia	0	97,376	1,857	99,233
South Africa	0	311,478	0	311,478
South Korea	0	49,120	0	49,120
Thailand	0	196,420	0	196,420
Tunisia	0	17,479	0	17,479
Turkey	0	177,995	0	177,995
United Arab Emirates	0	4,299	0	4,299
United Kingdom	0	41,561	0	41,561
United States
Asset-Backed Securities	0	3,978	0	3,978
Bank Loan Obligations	0	9,244	0	9,244
Corporate Bonds & Notes	0	179,497	0	179,497
Mortgage-Backed Securities	0	7,167	0	7,167
U.S. Government Agencies	0	2,163	0	2,163
U.S. Treasury Obligations	0	332	0	332
Venezuela	0	507	0	507
Short-Term Instruments	373,261	52,412	0	425,673
Purchased Options	0	41	0	41

Investments, at value	$373,261	$3,823,611	$18,242	$4,215,114
Financial Derivative Instruments(3)	$0	$25,779	$8,790	$34,569

Totals	$373,261	$3,849,390	$27,032	$4,249,683

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Brazil
Corporate Bonds & Notes	$4,081	$0	$(24)	$0	$(168)	$0	$0	$3,889	$(168)
Mexico
Corporate Bonds & Notes	1,659	0	26	0	(91)	0	(1,594)	0	0
Peru	0	12,156	1	0	339	0	0	12,496	339
Russia	1,874	0	(1)	0	(16)	0	0	1,857	(16)
United States
Bank Loan Obligations	5,074	(406)	0	0	23	0	(4,691)	0	0

Investments, at value	$12,688	$11,750	$2	$0	$87	$0	$(6,285)	$18,242	$155
Financial Derivative Instruments(3)	$8,658	$0	$0	$0	$132	$0	$0	$8,790	$132

Totals	$21,346	$11,750	$2	$0	$219	$0	$(6,285)	$27,032	$287

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Emerging Markets and Infrastructure Bond Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BARBADOS 1.9%
Columbus International, Inc.
11.500% due 11/20/2014		$3,500	$3,745

Total Barbados (Cost $3,757)			3,745

BERMUDA 3.2%
Digicel Ltd.
8.250% due 09/01/2017		$700	696
Noble Group Ltd.
6.750% due 01/29/2020		4,600	4,475
Qtel International Finance Ltd.
7.875% due 06/10/2019		1,000	1,161

Total Bermuda (Cost $6,537)			6,332

BRAZIL 15.8%
CORPORATE BONDS & NOTES 15.8%
Banco do Brasil S.A.
4.500% due 01/22/2015		4,200	4,263
CCL Finance Ltd.
9.500% due 08/15/2014		1,300	1,492
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,200	1,307
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	2,311	1,563
CSN Islands XI Corp.
6.875% due 09/21/2019		$1,100	1,128
Embraer Overseas Ltd.
6.375% due 01/15/2020		1,200	1,237
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		4,756	4,851
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,250	3,331
Marfrig Overseas Ltd.
9.500% due 05/04/2020		900	886
Odebrecht Finance Ltd.
7.000% due 04/21/2020		500	511
7.500% due 10/18/2017		1,700	1,785
Petrobras International Finance Co.
7.875% due 03/15/2019		4,500	5,176
Telemar Norte Leste S.A.
9.500% due 04/23/2019		1,000	1,202
Vale Overseas Ltd.
6.875% due 11/21/2036		2,400	2,513

			31,245

Total Brazil (Cost $30,877)			31,245

CANADA 1.3%
Sino-Forest Corp.
10.250% due 07/28/2014		$2,500	2,669

Total Canada (Cost $2,756)			2,669

CAYMAN ISLANDS 5.2%
CFG Investment SAC
9.250% due 12/19/2013		$5,100	5,279
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		4,070	4,871
Interoceanica IV Finance Ltd.
0.000% due 11/30/2025		92	47
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		86	70

Total Cayman Islands (Cost $10,207)			10,267

CHILE 0.9%
Banco Santander Chile
1.557% due 04/20/2012	$400	400
Colbun S.A.
6.000% due 01/21/2020	1,300	1,363

Total Chile (Cost $1,698)		1,763

CHINA 1.1%
Sino-Forest Corp.
9.125% due 08/17/2011	$2,060	2,122

Total China (Cost $2,124)		2,122

COLOMBIA 3.2%
Ecopetrol S.A.
7.625% due 07/23/2019	$2,135	2,429
TGI International Ltd.
9.500% due 10/03/2017	3,505	3,921

Total Colombia (Cost $6,267)		6,350

DOMINICAN REPUBLIC 1.1%
EGE Haina Finance Co.
9.500% due 04/26/2017	$1,400	1,396
Itabo Finance S.A.
10.875% due 10/05/2013	700	721

Total Dominican Republic (Cost $2,162)		2,117

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$530	530
Petroleum Export II Ltd.
6.340% due 06/20/2011	52	52

Total Egypt (Cost $583)		582

EL SALVADOR 1.8%
AES El Salvador Trust
6.750% due 02/01/2016	$3,750	3,526

Total El Salvador (Cost $3,391)		3,526

INDIA 1.4%
Bank of India
4.750% due 09/30/2015	$600	605
ICICI Bank Ltd.
5.750% due 01/12/2012	600	619
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	1,000	1,024
Tata Power Co. Ltd.
8.500% due 08/19/2017	550	607

Total India (Cost $2,825)		2,855

INDONESIA 5.8%
Adaro Indonesia PT
7.625% due 10/22/2019	$3,150	3,197
Empire Capital Resources Pte. Ltd.
5.038% due 12/28/2010	500	497
Listrindo Capital BV
9.250% due 01/29/2015	4,600	4,874
Majapahit Holding BV
7.750% due 01/20/2020	1,700	1,870
7.875% due 06/29/2037	1,000	1,028

Total Indonesia (Cost $11,382)		11,466

IRELAND 0.9%
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		$1,775	1,811

Total Ireland (Cost $1,830)			1,811

ISRAEL 0.8%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$1,200	1,330
7.950% due 05/30/2011		200	209

Total Israel (Cost $1,540)			1,539

KAZAKHSTAN 5.6%
Intergas Finance BV
6.875% due 11/04/2011		$5,790	6,065
Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		3,900	3,958
KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		1,000	1,009

Total Kazakhstan (Cost $10,891)			11,032

MALAYSIA 0.3%
Axiata SPV1 Labuan Ltd.
5.375% due 04/28/2020		$500	516

Total Malaysia (Cost $502)			516

MEXICO 9.1%
America Movil SAB de C.V.
5.000% due 03/30/2020		$1,000	1,039
6.125% due 03/30/2040		500	526
Axtel SAB de C.V.
9.000% due 09/22/2019		3,300	2,954
BBVA Bancomer S.A.
7.250% due 04/22/2020		2,500	2,475
Corp. GEO SAB de C.V.
8.875% due 09/25/2014		3,010	3,145
9.250% due 06/30/2020		900	903
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		800	790
9.500% due 12/11/2019		700	721
Hipotecaria Su Casita S.A. de C.V.
6.290% due 06/25/2012	MXN	12,220	803
6.540% due 03/26/2012		28,780	1,940
Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$900	932
9.500% due 01/21/2020		1,700	1,772

Total Mexico (Cost $18,597)			18,000

NETHERLANDS 1.2%
AES Dominicana Energia Finance S.A.
11.000% due 12/13/2015		$2,360	2,443

Total Netherlands (Cost $2,335)			2,443

PERU 1.0%
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		$2,531	1,999

Total Peru (Cost $1,933)			1,999

QATAR 3.1%
Nakilat, Inc.
6.067% due 12/31/2033		$4,260	4,165
Qatar Petroleum
5.579% due 05/30/2011		178	182

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	600	643
6.750% due 09/30/2019	1,000	1,111

Total Qatar (Cost $5,835)		6,101

RUSSIA 12.5%
CORPORATE BONDS & NOTES 12.5%
ALROSA Finance S.A.
8.875% due 11/17/2014	$3,765	4,010
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	49	50
JPMorgan Chase Bank N.A.
3.278% due 02/11/2011 (f)	680	665
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.125% due 01/14/2014	2,900	3,077
9.000% due 06/11/2014	200	226
Russian Railways
5.739% due 04/03/2017	1,400	1,382
TNK-BP Finance S.A.
7.875% due 03/13/2018	3,190	3,340
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	2,100	2,274
VTB Capital S.A.
6.609% due 10/31/2012	6,720	6,938
White Nights Finance BV for Gazprom
10.500% due 03/25/2014	2,400	2,790

Total Russia (Cost $24,977)		24,752

SINGAPORE 0.3%
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	$300	400
Temasek Financial I Ltd.
4.300% due 10/25/2019	250	261

Total Singapore (Cost $638)		661

SOUTH AFRICA 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020	$300	306

Total South Africa (Cost $300)		306

SOUTH KOREA 2.2%
Export-Import Bank of Korea
5.125% due 06/29/2020	$1,500	1,513
Korea Development Bank
8.000% due 01/23/2014	2,500	2,849
Korea National Housing Corp.
4.875% due 09/10/2014	1,300	1,335

Total South Korea (Cost $5,654)		5,697

TRINIDAD AND TOBAGO 1.8%
Petroleum Co. of Trinidad & Tobago Ltd.
9.750% due 08/14/2019	$3,120	3,572

Total Trinidad And Tobago (Cost $3,533)		3,572

UNITED ARAB EMIRATES 2.8%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$2,014	2,086
DP World Ltd.
6.850% due 07/02/2037	4,260	3,413

Total United Arab Emirates (Cost $5,549)		5,499

UNITED STATES 7.1%
U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Notes
3.500% due 05/15/2020	$2,200	2,305
3.625% due 08/15/2019	11,000	11,644

Total United States (Cost $13,530)		13,949

VENEZUELA 0.5%
Corp. Andina de Fomento
8.125% due 06/04/2019	$840	1,036

Total Venezuela (Cost $973)		1,036

SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$499	499

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $510. Repurchase proceeds are $499.)
U.S. TREASURY BILLS 0.1%
0.197% due 08/26/2010 - 09/02/2010 (a)(c)	253	253

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 4.5%
	880,742	8,820

Total Short-Term Instruments (Cost $9,571)		9,572

Total Investments 97.9% (Cost $192,753)		$193,524
Written Options (e) (0.1%) (Premiums $126)		(217)
Other Assets and Liabilities (Net) 2.2%		4,413

Net Assets 100.0%		$197,720

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $253 and cash of $106 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2011	91	$142
90-Day Eurodollar September Futures	Long	09/2012	154	102
U.S. Treasury 5-Year Note September Futures	Long	09/2010	50	78
U.S. Treasury 10-Year Note September Futures	Long	09/2010	13	32
				$354

(d)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.714%	$2,000	$8	$0	$8
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.661%	400	1	1	0
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.661%	800	2	4	(2)
Emirate of Abu Dhabi	CSFB	1.000%	03/20/2011	0.584%	600	2	0	2
Emirate of Abu Dhabi	CSFB	1.000%	06/20/2015	1.117%	1,600	(8)	(4)	(4)
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.612%	400	1	0	1
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.612%	600	2	2	0
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%	2,000	(2)	(4)	2
South Africa Government International Bond	BCLY	1.000%	06/20/2015	1.728%	3,200	(107)	(38)	(69)
South Korea Government Bond	BCLY	1.000%	03/20/2011	0.754%	100	0	1	(1)
South Korea Government Bond	CITI	1.000%	06/20/2015	1.304%	1,600	(22)	17	(39)
South Korea Government Bond	GSC	1.000%	03/20/2011	0.754%	100	0	0	0
						$(123)	$(21)	$(102)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL 31,600	$39	$37	$2
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM	6,000	23	10	13
Pay	1-Year BRL-CDI	11.670%	01/02/2012	BCLY	2,400	26	22	4
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC	18,000	195	145	50
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS	17,000	97	0	97
						$380	$214	$166

(e)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$1,600	$6	$38
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,600	14	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	5,100	14	119
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	5,100	23	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	2,300	14	59
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	2,300	19	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,700	18	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	2,600	18	0

							$126	$217

(f)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.278%	02/11/2011	02/17/2010	$681	$665	0.34%

(g)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	3,185	08/2010	GSC	$0	$(4)	$(4)
Sell	CAD	255	07/2010	UBS	14	0	14
Buy	CNY	2,138	11/2010	CSFB	0	(4)	(4)
Buy		1,336	11/2010	DUB	0	(3)	(3)
Buy		403	11/2010	JPM	0	0	0
Buy		12,420	06/2011	JPM	0	(29)	(29)
Buy	KRW	79,809	11/2010	BOA	0	(2)	(2)
Buy		186,139	11/2010	CITI	0	(8)	(8)
Buy		696,315	11/2010	CSFB	0	(42)	(42)
Buy		234,798	11/2010	DUB	0	(8)	(8)
Buy		23,460	11/2010	GSC	0	(1)	(1)
Buy		936,710	11/2010	JPM	0	(56)	(56)
Buy		200,824	11/2010	MSC	0	(6)	(6)
Buy	MXN	1,321	09/2010	DUB	0	(2)	(2)
Buy		25,988	09/2010	HSBC	0	(41)	(41)
Sell		16,734	09/2010	HSBC	28	0	28
Sell		10,433	09/2010	JPM	38	0	38
Buy	SGD	592	09/2010	BCLY	1	0	1
Buy		506	09/2010	DUB	1	0	1
					$82	$(206)	$(124)

(h)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Barbados	$0	$3,745	$0	$3,745
Bermuda	0	6,332	0	6,332
Brazil
Corporate Bonds & Notes	0	29,682	1,563	31,245
Canada	0	2,669	0	2,669
Cayman Islands	0	10,150	117	10,267
Chile	0	1,763	0	1,763
China	0	2,122	0	2,122
Colombia	0	6,350	0	6,350
Dominican Republic	0	2,117	0	2,117
Egypt	0	582	0	582
El Salvador	0	3,526	0	3,526
India	0	2,855	0	2,855
Indonesia	0	11,466	0	11,466
Ireland	0	1,811	0	1,811
Israel	0	1,539	0	1,539
Kazakhstan	0	11,032	0	11,032
Malaysia	0	516	0	516
Mexico	0	18,000	0	18,000
Netherlands	0	2,443	0	2,443
Peru	0	0	1,999	1,999
Qatar	0	6,101	0	6,101
Russia
Corporate Bonds & Notes	0	24,087	665	24,752
Singapore	0	661	0	661
South Africa	0	306	0	306
South Korea	0	5,697	0	5,697
Trinidad and Tobago	0	3,572	0	3,572
United Arab Emirates	0	5,499	0	5,499
United States
U.S. Treasury Obligations	0	13,949	0	13,949
Venezuela	0	1,036	0	1,036
Short-Term Instruments	8,820	752	0	9,572
Investments, at value	$8,820	$180,360	$4,344	$193,524
Financial Derivative Instruments(3)	$354	$(277)	$0	$77
Totals	$9,174	$180,083	$4,344	$193,601

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Brazil
Corporate Bonds & Notes	$1,582	$0	$(69)	$0	$50	$0	$0	$1,563	$50
Cayman Islands	116	(5)	1	2	3	0	0	117	117
Indonesia	491	0	3	0	4	0	(498)	0	0
Mexico	3,112	(1,104)	41	10	(119)	0	(1,940)	0	0
Peru	2,000	(610)	16	20	573	0	0	1,999	977
Russia
Corporate Bonds & Notes	671	0	0	0	(6)	0	0	665	(6)
Investments, at value	$7,972	$(1,719)	$(8)	$32	$505	$0	$(2,438)	$4,344	$1,138

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Markets Bond Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BAHRAIN 0.6%
Bahrain Government International Bond
5.500% due 03/31/2020	$16,500	$16,672

Total Bahrain (Cost $16,149)		16,672

BARBADOS 0.5%
Columbus International, Inc.
11.500% due 11/20/2014	$14,200	15,195

Total Barbados (Cost $15,389)		15,195

BERMUDA 0.8%
Noble Group Ltd.
6.750% due 01/29/2020	$22,300	21,706

Total Bermuda (Cost $22,607)		21,706

BRAZIL 14.9%
CORPORATE BONDS & NOTES 7.0%
Banco do Brasil S.A.
4.500% due 01/22/2015	$31,400	31,871
6.000% due 01/22/2020	16,100	16,702
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	17,220	18,748
7.750% due 11/30/2015	2,000	2,310
CSN Islands IX Corp.
10.500% due 01/15/2015	1,850	2,246
CSN Islands VIII Corp.
9.750% due 12/16/2013	600	702
CSN Islands XI Corp.
6.875% due 09/21/2019	25,080	25,707
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020	32,786	33,442
Gerdau Holdings, Inc.
7.000% due 01/20/2020	17,500	17,938
GTL Trade Finance, Inc.
7.250% due 10/20/2017	6,000	6,375
Petrobras International Finance Co.
5.750% due 01/20/2020	2,000	2,026
7.750% due 09/15/2014	3,600	4,209
7.875% due 03/15/2019	20,000	23,002
Usiminas Commercial Ltd.
7.250% due 01/18/2018	1,100	1,188
Vale Overseas Ltd.
6.875% due 11/21/2036	14,350	15,026
8.250% due 01/17/2034	1,755	2,072

		203,564

SOVEREIGN ISSUES 7.9%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018	2,300	2,458
6.500% due 06/10/2019	12,080	13,001
Brazil Government International Bond
5.875% due 01/15/2019	200	221
6.000% due 01/17/2017	31,594	34,911
7.875% due 03/07/2015	6,000	7,140
8.000% due 01/15/2018	23,936	27,885
8.250% due 01/20/2034	18,103	23,987
8.750% due 02/04/2025	17,175	23,229
8.875% due 10/14/2019	11,776	15,456
8.875% due 04/15/2024	17,225	23,340
10.500% due 07/14/2014	874	1,114
11.000% due 08/17/2040	16,572	22,273

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	8,020	4,321
10.000% due 01/01/2017		64,494	32,293

			231,629

Total Brazil (Cost $402,106)			435,193

CAYMAN ISLANDS 0.4%
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		$8,100	8,672
Interoceanica V Finance Ltd.
0.000% due 05/15/2030		7,400	2,415
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,601	1,320

Total Cayman Islands (Cost $11,787)			12,407

CHILE 1.6%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,102
Banco Santander Chile
1.557% due 04/20/2012		11,300	11,299
5.375% due 12/09/2014		3,000	3,133
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		21,900	25,455
Chile Government International Bond
5.500% due 01/15/2013		100	110
Codelco, Inc.
5.625% due 09/21/2035		2,700	2,784
6.150% due 10/24/2036		600	663
7.500% due 01/15/2019		1,680	2,093
Enersis S.A.
7.375% due 01/15/2014		420	473

Total Chile (Cost $43,024)			47,112

COLOMBIA 5.3%
Colombia Government International Bond
2.235% due 11/16/2015		$12,800	12,800
7.375% due 01/27/2017		52,775	61,483
7.375% due 03/18/2019		7,800	9,165
7.375% due 09/18/2037		11,905	14,048
8.125% due 05/21/2024		3,900	4,836
9.850% due 06/28/2027	COP	600,000	408
10.375% due 01/28/2033		$1,850	2,734
11.750% due 02/25/2020		3,047	4,540
12.000% due 10/22/2015	COP	25,375,000	17,213
Ecopetrol S.A.
7.625% due 07/23/2019		$25,340	28,824
TGI International Ltd.
9.500% due 10/03/2017		100	112

Total Colombia (Cost $143,360)			156,163

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011		$3,077	3,075
Petroleum Export Ltd. II
6.340% due 06/20/2011		5,755	5,741

Total Egypt (Cost $8,789)			8,816

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	9,647
El Salvador Government International Bond
7.375% due 12/01/2019		2,600	2,847

Total El Salvador (Cost $12,912)			12,494

GUATEMALA 0.2%
Guatemala Government Bond
9.250% due 08/01/2013	$2,000	2,360
10.250% due 11/08/2011	3,071	3,439

Total Guatemala (Cost $5,481)		5,799

INDIA 0.1%
NTPC Ltd.
5.875% due 03/02/2016	$1,900	1,997

Total India (Cost $1,859)		1,997

INDONESIA 7.7%
Adaro Indonesia PT
7.625% due 10/22/2019	$5,100	5,176
Empire Capital Resources Pte. Ltd.
5.038% due 12/28/2010	13,700	13,632
Indonesia Government International Bond
5.875% due 03/13/2020	21,500	22,790
6.625% due 02/17/2037	3,530	3,744
6.750% due 03/10/2014	10,200	11,289
6.875% due 03/09/2017	36,960	41,982
6.875% due 01/17/2018	14,600	16,498
7.500% due 01/15/2016	100	116
7.750% due 01/17/2038	5,275	6,277
8.500% due 10/12/2035	3,400	4,326
10.375% due 05/04/2014	6,300	7,780
11.625% due 03/04/2019	33,965	48,995
Majapahit Holding BV
7.250% due 10/17/2011	16,705	17,624
7.250% due 06/28/2017	4,000	4,288
7.750% due 10/17/2016	15,900	17,653
7.750% due 01/20/2020	4,000	4,400

Total Indonesia (Cost $209,417)		226,570

ISRAEL 0.0%
Israel Government AID Bond
5.500% due 04/26/2024	$100	118

Total Israel (Cost $110)		118

KAZAKHSTAN 1.5%
Intergas Finance BV
6.375% due 05/14/2017	$7,425	7,462
6.875% due 11/04/2011	825	864
KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020	17,200	17,351
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	18,521	19,129

Total Kazakhstan (Cost $43,480)		44,806

MALAYSIA 0.8%
Petroliam Nasional Bhd.
7.625% due 10/15/2026	$14,550	18,234
7.750% due 08/15/2015	1,690	2,071
Petronas Capital Ltd.
7.875% due 05/22/2022	3,000	3,745

Total Malaysia (Cost $22,572)		24,050

MEXICO 11.4%
CORPORATE BONDS & NOTES 7.3%
America Movil SAB de C.V.
5.000% due 10/16/2019		$100	104
Axtel SAB de C.V.
9.000% due 09/22/2019		7,275	6,511
BBVA Bancomer S.A.
7.250% due 04/22/2020		6,500	6,435
C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	661
C8 Capital SPV Ltd.
6.640% due 12/29/2049		2,450	1,595
6.640% due 12/31/2049		3,500	2,310
Cemex Finance LLC
9.500% due 12/14/2016		11,000	10,670
Corp. GEO SAB de C.V.
8.875% due 09/25/2014		12,000	12,540
9.250% due 06/30/2020		4,700	4,717
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		6,600	6,518
9.500% due 12/11/2019		5,500	5,665
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	1,198
Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	1,023
Pemex Finance Ltd.
9.030% due 02/15/2011		5,424	5,505
Pemex Project Funding Master Trust
5.750% due 03/01/2018		12,960	13,653
6.625% due 06/15/2035		19,875	20,582
6.625% due 06/15/2038		200	205
9.125% due 10/13/2010		110	112
Petroleos Mexicanos
4.875% due 03/15/2015		27,034	28,115
8.000% due 05/03/2019		60,700	72,537
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	800
Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$3,100	3,208
9.500% due 01/21/2020		8,300	8,653

			213,317

SOVEREIGN ISSUES 4.1%
Mexico Government International Bond
5.500% due 02/17/2020	EUR	4,900	6,295
5.625% due 01/15/2017		$1,700	1,874
5.950% due 03/19/2019		29,050	32,391
6.050% due 01/11/2040		5,100	5,406
6.750% due 09/27/2034		31,384	36,327
7.500% due 04/08/2033		24,094	30,298
7.750% due 12/14/2017	MXN	88,992	7,317
8.300% due 08/15/2031		$900	1,219

			121,127

Total Mexico (Cost $305,150)			334,444

NETHERLANDS 0.0%
AES Dominicana Energia Finance S.A.
11.000% due 12/13/2015		$1,000	1,035

Total Netherlands (Cost $1,013)			1,035

PANAMA 3.6%
AES Panama S.A.
6.350% due 12/21/2016		$9,030	9,322

Panama Government International Bond
7.125% due 01/29/2026	22,425	26,293
7.250% due 03/15/2015	54,307	63,132
9.375% due 07/23/2012	310	360
9.375% due 04/01/2029	4,172	5,799

Total Panama (Cost $96,271)		104,906

PERU 2.3%
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018	$8,438	6,664
Peru Government International Bond
7.350% due 07/21/2025	25,940	31,193
8.750% due 11/21/2033	21,429	29,143

Total Peru (Cost $61,827)		67,000

PHILIPPINES 4.7%
Philippines Government International Bond
6.375% due 10/23/2034	$700	704
6.500% due 01/20/2020	50,200	55,371
7.750% due 01/14/2031	22,150	25,778
8.250% due 01/15/2014	371	436
8.375% due 02/15/2011	3,800	3,990
8.375% due 06/17/2019	17,830	22,177
9.875% due 01/15/2019	6,120	8,163
10.625% due 03/16/2025	14,000	20,265

Total Philippines (Cost $126,922)		136,884

POLAND 1.0%
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016	$5,500	5,335
Poland Government International Bond
6.375% due 07/15/2019	22,190	24,678

Total Poland (Cost $27,662)		30,013

QATAR 0.8%
Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,369
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	16,350	17,004
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	400	430
5.838% due 09/30/2027	895	927
6.332% due 09/30/2027	3,250	3,510

Total Qatar (Cost $21,493)		23,240

RUSSIA 14.5%
CORPORATE BONDS & NOTES 8.8%
Gaz Capital S.A. for Gazprom
6.212% due 11/22/2016	$18,440	18,688
6.510% due 03/07/2022	32,300	31,290
7.201% due 02/01/2020	15,689	16,338
7.288% due 08/16/2037	675	668
8.146% due 04/11/2018	1,200	1,310
8.625% due 04/28/2034	700	806
9.250% due 04/23/2019	3,750	4,331
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013	6,500	6,882
9.000% due 06/11/2014	36,150	40,759
TNK-BP Finance S.A.
6.125% due 03/20/2012	3,900	3,998
6.625% due 03/20/2017	33,450	33,110
6.875% due 07/18/2011	4,000	4,135
7.250% due 02/02/2020	1,000	1,004

7.500% due 03/13/2013		1,600	1,700
7.500% due 07/18/2016		13,850	14,443
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		15,900	16,258
6.103% due 06/27/2012		9,700	10,146
7.700% due 08/07/2013		500	541
8.700% due 08/07/2018		23,600	27,594
VTB Capital S.A.
6.609% due 10/31/2012		8,000	8,260
6.875% due 05/29/2018		100	103
7.500% due 10/12/2011		3,000	3,154
White Nights Finance BV for Gazprom
10.500% due 03/08/2014		5,100	5,927
10.500% due 03/25/2014		5,900	6,859

			258,304

SOVEREIGN ISSUES 5.7%
Russia Government International Bond
7.500% due 03/31/2030		126,961	143,456
12.750% due 06/24/2028		13,275	22,303

			165,759

Total Russia (Cost $396,161)			424,063

SINGAPORE 0.5%
Temasek Financial I Ltd.
4.300% due 10/25/2019		$10,100	10,541
5.375% due 11/23/2039		4,000	4,328

Total Singapore (Cost $14,040)			14,869

SOUTH AFRICA 2.0%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$6,200	6,313
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	15,929
5.875% due 05/30/2022		$1,690	1,804
6.500% due 06/02/2014		7,530	8,396
6.875% due 05/27/2019		17,900	20,563
7.375% due 04/25/2012		5,580	6,113

Total South Africa (Cost $53,276)			59,118

SOUTH KOREA 1.1%
Export-Import Bank of Korea
0.676% due 11/16/2010		$400	396
0.753% due 10/04/2011		3,000	3,004
5.125% due 06/29/2020		4,000	4,036
5.875% due 01/14/2015		3,400	3,693
8.125% due 01/21/2014		1,200	1,375
Korea Development Bank
0.764% due 11/22/2012		8,200	7,973
5.300% due 01/17/2013		2,200	2,322
8.000% due 01/23/2014		7,700	8,775
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		4,100	4,477

Total South Korea (Cost $35,681)			36,051

TRINIDAD AND TOBAGO 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$13,190	12,502
9.750% due 08/14/2019		4,880	5,588

Total Trinidad And Tobago (Cost $18,207)			18,090

TUNISIA 1.0%
Banque Centrale de Tunisie S.A.
4.500% due 06/22/2020	EUR	7,100	8,509
4.750% due 04/07/2011		450	564
7.375% due 04/25/2012		$16,022	17,485
8.250% due 09/19/2027		1,680	2,024

Total Tunisia (Cost $27,079)			28,582

TURKEY 2.0%
Turkey Government International Bond
6.750% due 04/03/2018		$2,143	2,357
6.750% due 05/30/2040		36,000	36,270
6.875% due 03/17/2036		3,300	3,424
7.250% due 03/15/2015		1,285	1,446
7.375% due 02/05/2025		5,443	6,150
7.500% due 11/07/2019		6,467	7,445
9.000% due 06/30/2011		1,600	1,706

Total Turkey (Cost $57,293)			58,798

UNITED ARAB EMIRATES 0.2%
DP World Ltd.
6.850% due 07/02/2037		$8,000	6,383

Total United Arab Emirates (Cost $6,623)			6,383

UNITED KINGDOM 0.3%
Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,559
HBOS PLC
6.750% due 05/21/2018		7,500	7,036

Total United Kingdom (Cost $9,519)			9,595

UNITED STATES 4.5%
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.707% due 04/25/2037		$685	296
5.726% due 10/25/2036		483	284
6.000% due 07/25/2047		347	253
Securitized Asset-Backed Receivables LLC Trust
0.477% due 05/25/2037		175	130

			963

BANK LOAN OBLIGATIONS 0.7%
Petroleum Export III Ltd.
4.037% due 04/08/2013		16,290	16,239
Republic of Indonesia
1.438% due 12/14/2019		4,394	3,805

			20,044

CORPORATE BONDS & NOTES 1.3%
American International Group, Inc.
0.414% due 10/18/2011		10,000	9,442
4.950% due 03/20/2012		500	501
5.000% due 06/26/2017	EUR	700	736
5.750% due 03/15/2067	GBP	1,300	1,117
5.850% due 01/16/2018		$900	809
6.250% due 05/01/2036		3,200	2,560
8.175% due 05/15/2068		15,400	12,282
8.250% due 08/15/2018		1,700	1,730
8.625% due 05/22/2038	GBP	200	227
Citigroup Capital XXI
8.300% due 12/21/2057		$8,960	8,771

Pemex Project Funding Master Trust
1.136% due 12/03/2012	1,200	1,200

		39,375

MORTGAGE-BACKED SECURITIES 1.0%
Adjustable Rate Mortgage Trust
5.340% due 11/25/2035	632	498
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	2,220	2,251
Banc of America Funding Corp.
5.320% due 11/20/2035	593	412
5.888% due 04/25/2037	695	477
Bear Stearns Adjustable Rate Mortgage Trust
4.970% due 01/25/2035	87	77
5.701% due 02/25/2036	391	274
Chase Mortgage Finance Corp.
5.424% due 03/25/2037	631	517
Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035	1,614	1,480
3.072% due 03/25/2034	125	124
5.604% due 07/25/2046	482	331
Countrywide Alternative Loan Trust
0.517% due 01/25/2037	600	308
0.597% due 09/25/2046	700	42
5.750% due 03/25/2037	500	326
6.250% due 11/25/2036	443	289
Countrywide Home Loan Mortgage Pass-Through Trust
5.203% due 02/25/2047	434	261
5.319% due 03/25/2037	415	253
5.505% due 04/20/2036	420	302
5.920% due 09/25/2047	272	202
Credit Suisse First Boston Mortgage Securities Corp.
2.508% due 06/25/2033	1,128	991
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	488	284
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	575	403
6.172% due 06/25/2036	758	422
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	55	55
5.000% due 10/25/2018	417	427
5.463% due 10/25/2035	418	313
5.500% due 12/25/2035	700	475
5.869% due 10/25/2036	474	270
5.886% due 10/25/2036	474	262
6.300% due 07/25/2036	656	345
Harborview Mortgage Loan Trust
5.626% due 08/19/2036	232	190
Homebanc Mortgage Trust
5.819% due 04/25/2037	600	326
Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	5	5
Indymac INDA Mortgage Loan Trust
5.764% due 08/25/2036	600	429
Indymac Index Mortgage Loan Trust
0.647% due 06/25/2037	383	135
5.232% due 10/25/2035	473	349
5.527% due 06/25/2036	600	451
JPMorgan Mortgage Trust
4.860% due 04/25/2035	357	338
5.364% due 08/25/2035	600	584
5.407% due 11/25/2035	617	553

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		630	629
Luminent Mortgage Trust
0.527% due 12/25/2036		370	209
MASTR Alternative Loans Trust
0.747% due 03/25/2036		257	86
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	599
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036		4,180	3,180
Merrill Lynch Mortgage-Backed Securities Trust
5.604% due 04/25/2037		534	390
Morgan Stanley Capital I
6.075% due 06/11/2049		400	407
Morgan Stanley Mortgage Loan Trust
5.330% due 06/25/2036		178	164
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		497	417
Residential Accredit Loans, Inc.
0.617% due 05/25/2046		1,000	93
Residential Asset Securitization Trust
0.747% due 01/25/2046		625	282
Sequoia Mortgage Trust
2.697% due 01/20/2047		234	187
Structured Adjustable Rate Mortgage Loan Trust
5.220% due 05/25/2036		1,200	825
5.261% due 09/25/2036		600	323
5.306% due 11/25/2035		428	307
6.000% due 10/25/2037		411	192
TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037		502	466
5.970% due 09/25/2036		582	321
WaMu Mortgage Pass-Through Certificates
2.784% due 03/25/2034		431	432
3.109% due 01/25/2047		291	173
5.197% due 01/25/2037		497	362
5.415% due 04/25/2037		332	252
5.504% due 12/25/2036		1,004	740
5.517% due 12/25/2036		311	228
5.587% due 05/25/2037		809	627
5.871% due 09/25/2036		513	402

			28,324

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019		100	105

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
4.500% due 08/15/2039 (f)		1,851	2,044
U.S. Treasury Notes
1.000% due 04/30/2012		2,800	2,822
2.250% due 05/31/2014		6	6
2.750% due 05/31/2017		20,000	20,439
3.125% due 10/31/2016		6,600	6,929
3.375% due 11/15/2019 (f)		10,500	10,886

			43,126

Total United States (Cost $132,539)			131,937

URUGUAY 1.9%
Uruguay Government International Bond
5.000% due 09/14/2018	UYU	65,914	3,437
6.875% due 01/19/2016	EUR	6,500	8,426

6.875% due 09/28/2025	8,000	8,960
7.625% due 03/21/2036	200	233
7.875% due 01/15/2033	1,000	1,190
8.000% due 11/18/2022	22,497	27,222
9.250% due 05/17/2017	3,540	4,487

Total Uruguay (Cost $50,000)		53,955

VIETNAM 0.2%
Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	5,001

Total Vietnam (Cost $4,318)		5,001

SHORT-TERM INSTRUMENTS 11.0%
REPURCHASE AGREEMENTS 0.2%
Morgan Stanley
0.010% due 07/01/2010	$200	200
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 0.875% due 03/31/2011 valued at $206. Repurchase proceeds are $200.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	4,743	4,743
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $4,840. Repurchase proceeds are $4,743.)

		4,943

U.S. TREASURY BILLS 0.4%
0.166% due 07/01/2010 - 12/02/2010 (a)(c)(d)	10,997	10,994

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.080% due 07/15/2010 (d)	4,380	4,380

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 10.3%
	29,981,014	300,230

Total Short-Term Instruments (Cost $320,511)		320,547

PURCHASED OPTIONS (h) 0.0%
(Cost $829)		139
Total Investments 98.8% (Cost $2,725,456)		$2,893,748
Written Options (i) (0.3%) (Premiums $6,101)		(8,386)
Other Assets and Liabilities (Net) 1.5%		43,483

Net Assets 100.0%		$2,928,845

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Affiliated to the Fund/Portfolio.

(c)	Securities with an aggregate market value of $3,189 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(d)	Securities with an aggregate market value of $9,899 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $3,797 at a weighted average interest rate of -0.208%. On June 30, 2010, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $2,498 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note September Futures	Long	09/2010	1,651	$3,893

(g)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.714%	$15,700	$59	$0	$59
American International Group, Inc.	CSFB	2.066%	03/20/2013	3.156%	16,000	(432)	0	(432)
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.782%	6,500	74	0	74
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.782%	8,000	93	0	93
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	3,700	7	13	(6)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.661%	1,000	2	4	(2)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.661%	1,700	4	7	(3)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.369%	300	(5)	(4)	(1)
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.593%	1,300	(61)	(49)	(12)
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.661%	10,000	19	39	(20)
Brazil Government International Bond	UBS	1.030%	07/20/2017	1.485%	3,875	(93)	0	(93)
Colombia Government International Bond	BCLY	0.780%	07/20/2012	1.024%	4,500	(7)	0	(7)
Colombia Government International Bond	BCLY	0.790%	07/20/2012	1.024%	2,000	(2)	0	(2)
Colombia Government International Bond	JPM	1.000%	09/20/2015	1.475%	27,600	(632)	(679)	47
Colombia Government International Bond	MSC	1.640%	08/20/2011	0.826%	6,200	94	0	94
Colombia Government International Bond	UBS	1.000%	09/20/2015	1.475%	8,000	(183)	(181)	(2)
Egypt Government International Bond	GSC	1.000%	06/20/2015	2.158%	1,800	(95)	(124)	29
Egypt Government International Bond	HSBC	1.000%	06/20/2015	2.158%	1,800	(95)	(124)	29
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.075%	600	(1)	(15)	14
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.075%	800	(2)	(20)	18
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.584%	2,200	8	2	6
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.075%	800	(2)	(26)	24
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.075%	300	(1)	(10)	9
Indonesia Government International Bond	CITI	2.290%	12/20/2016	2.037%	1,300	20	0	20
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.842%	10,400	(384)	(434)	50
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.612%	1,600	3	4	(1)
Mexico Government International Bond	BCLY	1.000%	12/20/2014	1.247%	22,000	(225)	(633)	408
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.283%	3,400	(42)	(52)	10
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%	1,200	3	3	0
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.612%	3,700	8	9	(1)
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.612%	5,000	11	13	(2)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.612%	2,100	6	7	(1)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.612%	6,100	13	15	(2)
Mexico Government International Bond	JPM	1.000%	12/20/2014	1.247%	5,000	(51)	(84)	33
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.612%	700	2	2	0
Mexico Government International Bond	MSC	1.000%	12/20/2014	1.247%	10,000	(103)	(299)	196
Mexico Government International Bond	MSC	1.000%	03/20/2015	1.283%	1,700	(21)	(25)	4
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.612%	1,500	5	3	2
Mexico Government International Bond	UBS	1.000%	03/20/2015	1.283%	30,000	(371)	(358)	(13)
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.345%	1,000	(17)	(15)	(2)
Peru Government International Bond	BCLY	1.000%	09/20/2015	1.342%	5,000	(82)	(56)	(26)
Peru Government International Bond	MSC	1.220%	10/20/2011	0.807%	6,350	50	0	50
Peru Government International Bond	MSC	1.960%	10/20/2016	1.413%	3,000	106	0	106
Philippines Government International Bond	BCLY	1.000%	03/20/2015	1.688%	20,000	(605)	(576)	(29)
Philippines Government International Bond	BOA	1.000%	03/20/2015	1.688%	7,000	(212)	(201)	(11)
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.956%	9,800	513	0	513
Philippines Government International Bond	DUB	1.000%	03/20/2015	1.688%	10,000	(302)	(301)	(1)
Philippines Government International Bond	JPM	1.000%	03/20/2015	1.688%	20,000	(605)	(612)	7
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.924%	6,200	207	0	207
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.688%	28,000	(847)	(859)	12
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.869%	2,000	12	(28)	40
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%	24,300	(30)	(50)	20
RSHB Capital S.A. for OJSC Russian Agricultural Bank	CSFB	1.870%	10/20/2012	2.273%	6,900	(37)	0	(37)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	1.380%	10/20/2011	2.021%	5,000	(28)	0	(28)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	2.273%	13,000	(28)	0	(28)
Russia Government International Bond	CITI	1.000%	12/20/2010	1.003%	350	0	0	0
Russia Government International Bond	DUB	1.000%	12/20/2010	1.003%	2,700	1	1	0
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%	6,900	1	7	(6)
South Korea Government Bond	BCLY	1.000%	03/20/2011	0.754%	1,200	3	7	(4)
South Korea Government Bond	CITI	1.000%	03/20/2011	0.754%	1,600	3	9	(6)
South Korea Government Bond	GSC	1.000%	03/20/2011	0.754%	3,600	8	17	(9)
Turkey Government International Bond	UBS	1.000%	03/20/2015	1.900%	18,500	(726)	(623)	(103)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.308%	12,000	9	0	9
VTB Capital S.A.	GSC	1.000%	12/20/2010	1.963%	8,100	(35)	(100)	65

						$(5,018)	$(6,376)	$1,358

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY	BRL	36,000	$174	$0	$174
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,000	19	5	14
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		60,600	293	76	217
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		176,900	856	239	617
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		133,200	1,374	557	817
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		152,400	1,572	730	842
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		114,300	1,178	608	570
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		127,000	138	(49)	187
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		205,600	307	7	300
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		166,400	277	36	241
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	162,700	477	(11)	488
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		172,000	510	0	510
Pay	28-Day MXN TIIE	7.640%	03/01/2017	JPM		204,060	655	31	624
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI		1,400	11	7	4
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		27,000	86	20	66
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBC		$147,400	10,370	6,633	3,737

							$18,297	$8,889	$9,408

(h)	Purchased options outstanding on June 30, 2010:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW 1,110.000	12/07/2010	$26,825	$829	$139

(i)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$14,700	$66	$344
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	30,000	231	1,205
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	30,000	159	1
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	14,700	110	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	100,600	433	2,595
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	100,600	658	11
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	29,400	101	687
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	29,400	184	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	46,100	245	1,078
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	29,400	106	1
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	16,700	100	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	8,200	51	212
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	8,200	68	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,700	25	96
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,700	30	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	22,800	94	533
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	18,900	128	759
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	18,900	107	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	22,800	107	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	192,300	1,522	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,100	149	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	63,500	493	22

							$5,167	$7,546

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW 1,275.000	12/07/2010	$26,825	$934	$840

(j)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	74,814	08/2010	HSBC	$0	$(240)	$(240)
Buy	CNY	59,300	01/2011	BOA	0	(144)	(144)
Buy		105,838	01/2011	MSC	0	(260)	(260)
Buy		81,312	04/2011	BCLY	0	(72)	(72)
Buy		110,875	04/2011	CITI	0	(41)	(41)
Buy		59,771	04/2011	RBS	0	(45)	(45)
Sell	COP	32,025,818	07/2010	DUB	0	(806)	(806)
Buy		32,025,818	07/2010	JPM	118	0	118
Sell		32,025,818	11/2010	JPM	0	(114)	(114)
Sell	EUR	69,080	07/2010	BCLY	7,989	0	7,989
Sell		7,060	07/2010	BNP	118	0	118
Sell	GBP	18,765	09/2010	BOA	0	(225)	(225)
Buy	HUF	217,807	07/2010	DUB	14	0	14
Sell		1,051,907	07/2010	DUB	199	0	199
Sell		5,247,959	07/2010	GSC	5,020	0	5,020
Buy		6,082,059	07/2010	JPM	784	0	784
Buy		772,298	10/2010	CITI	0	(84)	(84)
Sell		217,807	10/2010	DUB	0	(13)	(13)
Buy		1,149,600	10/2010	GSC	0	(123)	(123)
Buy		2,025,034	10/2010	HSBC	0	(149)	(149)
Buy		885,614	10/2010	JPM	27	0	27
Sell		6,082,059	10/2010	JPM	0	(750)	(750)
Buy	KRW	1,967,000	07/2010	BCLY	0	(52)	(52)
Sell		9,113,131	07/2010	CITI	506	0	506
Buy		3,903,390	07/2010	DUB	0	(98)	(98)
Buy		3,242,741	07/2010	MSC	0	(91)	(91)
Buy		7,761,864	08/2010	MSC	0	(253)	(253)
Buy		13,720,703	11/2010	BCLY	0	(668)	(668)
Buy		592,735	11/2010	BOA	0	(18)	(18)
Buy		13,429,450	11/2010	CITI	0	(678)	(678)
Buy		10,803,340	11/2010	DUB	0	(587)	(587)
Buy		246,330	11/2010	GSC	0	(9)	(9)
Buy		1,850,121	11/2010	JPM	0	(101)	(101)
Buy		920,880	11/2010	MSC	0	(49)	(49)
Sell		741,738	11/2010	RBS	0	(5)	(5)
Buy	MXN	12,637	09/2010	DUB	0	(14)	(14)
Buy		10,765	09/2010	GSC	6	(2)	4
Buy		580,750	09/2010	HSBC	0	(1,110)	(1,110)
Sell		173,618	09/2010	HSBC	0	(317)	(317)
Buy	PHP	339,102	08/2010	BCLY	0	(2)	(2)
Buy		315,050	08/2010	GSC	26	0	26
Buy	PLN	33,028	08/2010	GSC	0	(291)	(291)
Buy		62,765	08/2010	HSBC	0	(1,850)	(1,850)
Sell		79,204	08/2010	HSBC	853	0	853
Buy		33,270	08/2010	JPM	0	(220)	(220)
Buy		41,857	08/2010	MSC	0	(1,986)	(1,986)
Buy	SGD	3,840	09/2010	BCLY	3	0	3
Buy		2,854	09/2010	CITI	13	0	13
Buy		2,458	09/2010	GSC	10	0	10

					$15,686	$(11,467)	$4,219

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bahrain	$0	$16,672	$0	$16,672
Barbados	0	15,195	0	15,195
Bermuda	0	21,706	0	21,706
Brazil
Corporate Bonds & Notes	0	203,564	0	203,564
Sovereign Issues	0	231,629	0	231,629
Cayman Islands	0	8,672	3,735	12,407
Chile	0	47,112	0	47,112
Colombia	0	156,163	0	156,163
Egypt	0	8,816	0	8,816
El Salvador	0	12,494	0	12,494
Guatemala	0	5,799	0	5,799
India	0	1,997	0	1,997
Indonesia	0	226,570	0	226,570
Israel	0	118	0	118
Kazakhstan	0	44,806	0	44,806
Malaysia	0	24,050	0	24,050
Mexico
Corporate Bonds & Notes	0	213,317	0	213,317
Sovereign Issues	0	121,127	0	121,127
Netherlands	0	1,035	0	1,035
Panama	0	104,906	0	104,906
Peru	0	60,336	6,664	67,000
Philippines	0	136,884	0	136,884
Poland	0	30,013	0	30,013
Qatar	0	23,240	0	23,240
Russia
Corporate Bonds & Notes	0	258,304	0	258,304
Sovereign Issues	0	165,759	0	165,759
Singapore	0	14,869	0	14,869
South Africa	0	59,118	0	59,118
South Korea	0	36,051	0	36,051
Trinidad and Tobago	0	18,090	0	18,090
Tunisia	0	28,582	0	28,582
Turkey	0	58,798	0	58,798
United Arab Emirates	0	6,383	0	6,383
United Kingdom	0	9,595	0	9,595
United States
Asset-Backed Securities	0	963	0	963
Bank Loan Obligations	0	16,239	3,805	20,044
Corporate Bonds & Notes	0	39,375	0	39,375
Mortgage-Backed Securities	0	28,324	0	28,324
U.S. Government Agencies	0	105	0	105
U.S. Treasury Obligations	0	43,126	0	43,126
Uruguay	0	53,955	0	53,955
Vietnam	0	5,001	0	5,001
Short-Term Instruments	300,230	20,317	0	320,547
Purchased Options	0	139	0	139

Investments, at value	$300,230	$2,579,314	$14,204	$2,893,748
Financial Derivative Instruments (3)	$3,893	$6,599	$0	$10,492

Totals	$304,123	$2,585,913	$14,204	$2,904,240

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Cayman Islands	$1,334	$0	$2,113	$0	$288	$0	$0	$3,735	$288
Indonesia	13,459	0	62	0	111	0	(13,632)	0	0
Peru	6,666	0	(158)	0	156	0	0	6,664	156
United States Bank Loan Obligations	17,565	0	(1,407)	0	80	3,805	(16,238)	3,805	0

Investments, at value	$39,024	$0	$610	$0	$635	$3,805	$(29,870)	$14,204	$444

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Extended Duration Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.7%
American International Group, Inc.
8.250% due 08/15/2018	$2,300	$2,340
EDF S.A.
6.950% due 01/26/2039	1,100	1,333
Gaz Capital S.A. for Gazprom
8.146% due 04/11/2018	700	767
Georgia-Pacific LLC
7.750% due 11/15/2029	30	31
Goldman Sachs Group, Inc.
0.533% due 02/06/2012	20	20
Royal Bank of Scotland Group PLC
1.213% due 04/23/2012	1,000	1,013
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	900	1,052

Total Corporate Bonds & Notes (Cost $6,044)		6,556

MUNICIPAL BONDS & NOTES 0.5%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 06/15/2020	300	329
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	700	763
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	113
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	400	429
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	72
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	3
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	75

Total Municipal Bonds & Notes (Cost $1,688)		1,784

U.S. GOVERNMENT AGENCIES 8.6%
Fannie Mae
0.000% due 05/15/2030 - 10/03/2033	10,450	3,560
4.000% due 02/25/2019	100	105
5.000% due 08/25/2033	42	45
5.500% due 04/25/2033 - 06/25/2037	389	421
6.000% due 12/25/2034	140	159
Federal Farm Credit Bank
5.750% due 12/07/2028	80	94
Financing Corp.
0.000% due 09/26/2019	200	143
Freddie Mac
0.000% due 01/15/2031 - 07/15/2032	5,700	2,077
0.750% due 01/15/2033	1	1
5.000% due 07/15/2033	106	102
5.500% due 02/15/2024	43	47
6.000% due 06/15/2035	225	254
8.250% due 06/01/2016	30	37

Ginnie Mae
5.500% due 10/20/2037	116	122
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	5,900	3,551
5.500% due 09/18/2023	300	352
Residual Funding Strip
0.000% due 01/15/2030 - 04/15/2030	34,600	14,900
Resolution Funding Corp. Interest Strip
0.000% due 10/15/2024 - 04/15/2028	6,091	3,184
Small Business Administration
5.290% due 12/01/2027	469	514
Tennessee Valley Authority
4.875% due 01/15/2048	100	105
5.375% due 04/01/2056	1,700	1,940
5.500% due 06/15/2038	2,200	2,521

Total U.S. Government Agencies (Cost $31,888)		34,234

U.S. TREASURY OBLIGATIONS 100.8%
U.S. Treasury Strips
0.000% due 02/15/2027	9,400	4,856
0.000% due 11/15/2027	106,000	53,497
0.000% due 02/15/2028	12,100	5,955
0.000% due 05/15/2030 (b)	186,800	84,765
0.000% due 02/15/2031	5,500	2,423
0.000% due 05/15/2032	47,700	19,435
0.000% due 02/15/2036	32,200	11,529
0.000% due 02/15/2037	10,200	3,497
0.000% due 02/15/2038	48,700	15,860
0.000% due 05/15/2038	76,800	24,806
0.000% due 05/15/2039	37,100	11,471
0.000% due 08/15/2039	154,400	47,075
0.000% due 11/15/2039	123,600	37,158
0.000% due 02/15/2040 (c)	248,700	74,006
0.000% due 05/15/2040	20,900	6,156

Total U.S. Treasury Obligations (Cost $358,370)		402,489

MORTGAGE-BACKED SECURITIES 1.7%
Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035	26	24
Citigroup Mortgage Loan Trust, Inc.
2.810% due 10/25/2035	624	518
Countrywide Alternative Loan Trust
0.558% due 07/20/2046	1,942	758
Countrywide Home Loan Mortgage Pass-Through Trust
5.920% due 09/25/2047	1,066	789
Credit Suisse First Boston Mortgage Securities Corp.
2.496% due 07/25/2033	3	3
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,300	1,305
Harborview Mortgage Loan Trust
0.538% due 07/21/2036	900	485
Indymac Index Mortgage Loan Trust
0.537% due 09/25/2046	1,654	894
JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	20	20
JPMorgan Mortgage Trust
3.442% due 07/25/2035	545	530

Thornburg Mortgage Securities Trust
0.443% due 03/25/2037	59	58
WaMu Mortgage Pass-Through Certificates
1.151% due 01/25/2047	7	4
1.241% due 12/25/2046	2,523	1,490
3.359% due 10/25/2046	19	13

Total Mortgage-Backed Securities (Cost $7,363)		6,891

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
4.199% due 07/25/2036	13	8
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 03/25/2037	2	2
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036	45	41

Total Asset-Backed Securities (Cost $59)		51

SOVEREIGN ISSUES 0.4%
Province of Ontario Canada
4.400% due 04/14/2020	1,600	1,691

Total Sovereign Issues (Cost $1,595)		1,691

SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS 0.2%
Deutsche Bank AG
0.020% due 07/01/2010	100	100
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.375% due 11/15/2019 valued at $103. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	943	943
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $967. Repurchase proceeds are $943.)

		1,043

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 2.9%
	1,141,185	11,428

Total Short-Term Instruments (Cost $12,470)		12,471

Total Investments 116.8% (Cost $419,477)		$466,167
Written Options (e) (0.1%) (Premiums $340)		(357)
Other Assets and Liabilities (Net) (16.7%)		(66,667)

Net Assets 100.0%		$399,143

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $16,324 at a weighted average interest rate of 0.219%. On June 30, 2010, securities valued at $57,629 were pledged as collateral for reverse repurchase agreements.

(c)	Securities with an aggregate market value of $228 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	188	$49

(d)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.721%	$10	$0	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM	CAD	1,800	$42	$11	$31

(e)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$3,800	$22	$98
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,800	28	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	3,400	10	80
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,400	14	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,200	31	134
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,200	39	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	5,000	54	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	5,700	30	1
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	6,800	43	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	5,900	38	2

							$309	$318

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	$3,400	$31	$39

(f)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	49	07/2010	UBS	$3	$0	$3
Buy	CNY	405	11/2010	BCLY	0	(1)	(1)
Buy		663	11/2010	CITI	0	(2)	(2)
Buy		1,705	11/2010	DUB	0	(5)	(5)
Buy		675	11/2010	MSC	0	(2)	(2)
Buy		398	01/2011	BOA	0	(1)	(1)
Buy		664	01/2011	MSC	0	(2)	(2)
Buy		4,686	04/2011	BCLY	0	(9)	(9)
Buy		668	04/2011	CITI	0	0	0
Buy		4,184	04/2011	HSBC	0	(9)	(9)
Buy		2,239	04/2011	MSC	0	(4)	(4)
Buy		5,619	04/2011	RBS	0	(11)	(11)
Sell	EUR	1,065	07/2010	CSFB	125	0	125
Buy		1,031	08/2010	CITI	0	(12)	(12)
Sell	GBP	6	09/2010	BOA	0	0	0
Sell	KRW	238,200	07/2010	BCLY	3	(1)	2
Sell		234,680	07/2010	CITI	3	0	3
Buy		579,750	07/2010	RBS	0	(26)	(26)
Sell		106,870	07/2010	RBS	1	0	1
Buy		238,200	11/2010	BCLY	1	(3)	(2)
Buy		234,680	11/2010	CITI	0	(4)	(4)
Buy		106,870	11/2010	RBS	0	(1)	(1)
Buy	MXN	12,460	09/2010	HSBC	0	(12)	(12)
Buy	MYR	944	10/2010	BCLY	13	0	13
Buy		137	10/2010	BOA	2	0	2
Buy		421	10/2010	CITI	6	0	6
Buy		97	10/2010	DUB	1	0	1
Buy	PHP	2,575	11/2010	BCLY	0	(1)	(1)
Buy		8,315	11/2010	CITI	0	(3)	(3)
Buy		2,460	11/2010	DUB	0	0	0
Buy	SGD	505	09/2010	BCLY	1	0	1
Buy		172	09/2010	CITI	1	0	1
Buy		232	09/2010	DUB	0	0	0
Buy		148	09/2010	GSC	1	0	1

					$161	$(109)	$52

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$6,556	$0	$6,556
Municipal Bonds & Notes	0	1,784	0	1,784
U.S. Government Agencies	0	34,234	0	34,234
U.S. Treasury Obligations	0	402,489	0	402,489
Mortgage-Backed Securities	0	6,891	0	6,891
Asset-Backed Securities	0	51	0	51
Sovereign Issues	0	1,691	0	1,691
Short-Term Instruments	11,428	1,043	0	12,471

Investments, at value	$11,428	$454,739	$0	$466,167
Financial Derivative Instruments (3)	$49	$(235)	$(39)	$(225)

Totals	$11,477	$454,504	$(39)	$465,942

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Financial Derivative Instruments (3)	$0	$(31)	$0	$0	$(8)	$0	$0	$(39)	$(8)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Floating Income Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.0%
American General Finance Corp.
7.250% due 04/21/2015		$5,000	$4,875
Bausch & Lomb, Inc.
3.540% due 04/26/2015		1,938	1,830
CSC Holdings LLC
2.100% due 03/29/2016		1,910	1,855
Dex One Corp.
9.250% due 10/24/2014		1,375	1,233
FCI Connectors
2.795% due 11/02/2012		292	271
2.795% due 03/09/2013		309	287
Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)		1,735	1,477
Ineos Group Holdings PLC
7.501% due 10/07/2013		1,096	1,052
8.001% due 10/07/2014		1,096	1,036
Intelsat Ltd.
2.792% due 07/03/2012		376	365
International Lease Finance Corp.
6.750% due 03/17/2015		1,200	1,187
7.000% due 03/17/2016		800	788
Nielsen Finance LLC
2.350% due 08/09/2013		281	265
4.100% due 05/01/2016		598	577
PagesJaunes Groupe
2.218% due 01/11/2014	EUR	2,000	2,129
Seat Pagine Gialle SpA
0.426% due 06/08/2012		520	593
SuperMedia, Inc.
11.000% due 12/31/2015		$353	304
Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		2,022	1,500
4.033% due 10/10/2014		11	8
UPC Holding BV
4.178% due 12/31/2016	EUR	2,174	2,407
4.995% due 12/31/2017		1,568	1,744

Total Bank Loan Obligations (Cost $28,873)			25,783

CORPORATE BONDS & NOTES 59.7%
BANKING & FINANCE 27.1%
Ally Financial, Inc.
6.625% due 05/15/2012		$2,900	2,894
6.875% due 09/15/2011		3,600	3,647
6.875% due 08/28/2012		200	200
American Express Co.
7.250% due 05/20/2014		3,000	3,414
American International Group, Inc.
5.850% due 01/16/2018		1,700	1,528
Anadarko Finance Co.
7.500% due 05/01/2031		200	169
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		400	407
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	2,000	2,052
Banco do Brasil S.A.
4.500% due 01/22/2015		$1,900	1,928
6.000% due 01/22/2020		1,800	1,867
Banco Santander Chile
1.557% due 04/20/2012		1,100	1,100
Bank of America Corp.
5.750% due 12/01/2017		1,150	1,195

Bank of Scotland PLC
4.880% due 04/15/2011		3,000	3,097
Barclays Bank PLC
5.000% due 09/22/2016		500	514
5.200% due 07/10/2014		1,000	1,057
5.926% due 09/29/2049		800	660
7.434% due 09/29/2049		2,900	2,610
BBVA Bancomer S.A.
7.250% due 04/22/2020		400	396
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,400	1,558
BNP Paribas
0.695% due 04/08/2013		100	98
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		300	291
CIT Group, Inc.
7.000% due 05/01/2013		3,000	2,888
7.000% due 05/01/2014		1,300	1,232
7.000% due 05/01/2015		1,900	1,762
Citigroup, Inc.
4.750% due 02/10/2019	EUR	2,000	2,241
5.500% due 04/11/2013		$4,800	4,994
6.000% due 08/15/2017		200	208
6.125% due 11/21/2017		500	523
Columbus International, Inc.
11.500% due 11/20/2014		1,100	1,177
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,512	2,562
Ford Motor Credit Co. LLC
3.048% due 01/13/2012		15,010	14,597
7.500% due 08/01/2012		100	102
7.800% due 06/01/2012		200	206
Foundation Re II Ltd.
7.195% due 11/26/2010		3,700	3,538
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		300	315
Green Valley Ltd.
4.240% due 01/10/2011	EUR	1,900	2,327
HBOS PLC
6.750% due 05/21/2018		$2,500	2,345
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		6,575	4,438
Intergas Finance BV
6.375% due 05/14/2017		4,000	4,020
6.875% due 11/04/2011		7,296	7,643
International Lease Finance Corp.
4.950% due 02/01/2011		400	396
JPMorgan Chase & Co.
4.650% due 06/01/2014		700	747
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	600	690
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	2,543	723
5.316% due 04/05/2011 (a)		1,816	516
MBNA Corp.
7.500% due 03/15/2012		$1,200	1,289
Merna Reinsurance Ltd.
0.940% due 07/07/2010		5,800	5,799
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		2,350	2,467
6.875% due 04/25/2018		900	962
Morgan Stanley
2.930% due 05/14/2013		300	301
7.300% due 05/13/2019		100	108

Mystic Re Ltd.
10.538% due 06/07/2011		1,500	1,453
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		600	613
Pearson Dollar Finance PLC
6.250% due 05/06/2018		1,000	1,113
Petroleum Export Ltd.
5.265% due 06/15/2011		2,296	2,292
Petroleum Export II Ltd.
6.340% due 06/20/2011		1,612	1,608
Rabobank Nederland NV
11.000% due 06/29/2049		1,200	1,488
Reynolds Group Issuer, Inc.
7.750% due 10/15/2016		300	295
Royal Bank of Scotland Group PLC
4.908% due 04/06/2011	GBP	3,129	4,523
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.125% due 01/14/2014		$200	212
Sumitomo Mitsui Banking Corp.
0.795% due 12/31/2049	JPY	700,000	7,876
0.950% due 06/02/2049		700,000	7,611
TNK-BP Finance S.A.
7.500% due 03/13/2013		$6,900	7,316
7.500% due 07/18/2016		200	209
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		400	409
6.103% due 06/27/2012		5,500	5,753
UBS Preferred Funding Trust I
8.622% due 10/29/2049		8,250	8,057
VTB Capital S.A.
6.609% due 10/31/2012		3,500	3,614
Wachovia Corp.
5.750% due 02/01/2018		100	110
Wells Fargo Capital XIII
7.700% due 12/29/2049		10,200	10,353
White Nights Finance BV for Gazprom
10.500% due 03/25/2014		100	116
Williams Cos.,
Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		5,360	5,407

			172,226

INDUSTRIALS 21.9%
Adaro Indonesia PT
7.625% due 10/22/2019		400	406
America Movil SAB de C.V.
3.625% due 03/30/2015		2,000	2,062
5.750% due 01/15/2015		2,800	3,126
Anadarko Petroleum Corp.
5.950% due 09/15/2016		1,400	1,207
AutoZone, Inc.
7.125% due 08/01/2018		2,000	2,379
Berry Plastics Corp.
4.412% due 09/15/2014		2,500	2,156
8.250% due 11/15/2015		500	499
Biomet, Inc.
10.000% due 10/15/2017		200	216
10.375% due 10/15/2017 (b)		2,700	2,916
11.625% due 10/15/2017		900	979
Boston Scientific Corp.
6.000% due 01/15/2020		2,000	1,991
Charter Communications Operating LLC
8.000% due 04/30/2012		1,600	1,672

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015	1,000	957
9.500% due 05/15/2016	1,100	1,122
Consol Energy, Inc.
8.000% due 04/01/2017	1,100	1,141
Corp. GEO SAB de C.V.
8.875% due 09/25/2014	400	418
9.250% due 06/30/2020	600	602
Crown Americas LLC
7.750% due 11/15/2015	400	417
CSC Holdings LLC
7.625% due 07/15/2018	100	102
8.625% due 02/15/2019	2,000	2,112
CSN Islands VIII Corp.
9.750% due 12/16/2013	1,500	1,755
CSN Islands IX Corp.
10.500% due 01/15/2015	200	242
CSN Islands XI Corp.
6.875% due 09/21/2019	700	718
DaVita, Inc.
6.625% due 03/15/2013	1,633	1,643
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	400	395
9.500% due 12/11/2019	300	309
Devon Energy Corp.
5.625% due 01/15/2014	800	889
DISH DBS Corp.
7.000% due 10/01/2013	1,900	1,966
7.125% due 02/01/2016	400	403
7.875% due 09/01/2019	500	522
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	170	170
Ecopetrol S.A.
7.625% due 07/23/2019	2,300	2,616
El Paso Corp.
8.250% due 02/15/2016	1,100	1,158
Energy Transfer Partners LP
8.500% due 04/15/2014	1,800	2,088
Enterprise Products Operating LLC
7.034% due 01/15/2068	200	184
FBG Finance Ltd.
5.125% due 06/15/2015	1,000	1,074
First Data Corp.
9.875% due 09/24/2015	1,350	1,033
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	1,150	1,249
8.375% due 04/01/2017	1,200	1,322
Gaz Capital S.A. for Gazprom
7.288% due 08/16/2037	1,900	1,885
Georgia-Pacific LLC
8.250% due 05/01/2016	300	321
8.875% due 05/15/2031	3,100	3,387
Gerdau Holdings, Inc.
7.000% due 01/20/2020	600	615
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,400	1,488
Hanesbrands, Inc.
4.121% due 12/15/2014	2,100	1,998

HCA, Inc.
7.875% due 02/15/2020		1,500	1,551
8.500% due 04/15/2019		1,500	1,598
9.250% due 11/15/2016		2,100	2,231
9.625% due 11/15/2016 (b)		700	751
9.875% due 02/15/2017		800	864
Health Net, Inc.
6.375% due 06/01/2017		1,000	935
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		900	817
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		600	642
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		800	844
Intelsat Subsidiary Holding Co. S.A.
8.500% due 01/15/2013		1,600	1,620
8.875% due 01/15/2015		500	508
KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		1,300	1,311
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		1,600	1,659
LBI Escrow Corp.
8.000% due 11/01/2017		1,200	1,239
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,088
Masco Corp.
5.875% due 07/15/2012		2,000	2,060
MGM Resorts International
13.000% due 11/15/2013		1,800	2,084
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		14,320	16,074
Mylan, Inc.
7.625% due 07/15/2017		200	205
7.875% due 07/15/2020		700	718
Nakilat, Inc.
6.067% due 12/31/2033		900	866
Newell Rubbermaid, Inc.
10.600% due 04/15/2019		1,000	1,383
Newfield Exploration Co.
6.875% due 02/01/2020		1,100	1,072
7.125% due 05/15/2018		300	298
Noble Group Ltd.
6.750% due 01/29/2020		2,400	2,335
Oshkosh Corp.
8.250% due 03/01/2017		200	209
8.500% due 03/01/2020		100	104
Pemex Project Funding Master Trust
1.136% due 12/03/2012		7,000	7,000
Petrobras International Finance Co.
7.875% due 03/15/2019		1,170	1,346
Petroleos Mexicanos
8.000% due 05/03/2019		3,000	3,585
Rhodia S.A.
3.394% due 10/15/2013	EUR	4,200	4,866
Rohm and Haas Co.
6.000% due 09/15/2017		$3,000	3,279
Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011		1,500	1,545
Russian Railways
5.739% due 04/03/2017		1,000	988
SandRidge Energy, Inc.
3.916% due 04/01/2014		4,775	4,190
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		800	826

Steel Dynamics, Inc.
7.375% due 11/01/2012		700	728
Teck Resources Ltd.
9.750% due 05/15/2014		900	1,065
10.250% due 05/15/2016		1,050	1,240
10.750% due 05/15/2019		1,000	1,227
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,029	1,064
Teva Pharmaceutical Finance Co. LLC
5.550% due 02/01/2016		1,000	1,141
United Airlines, Inc.
7.730% due 07/01/2010		36	36
9.750% due 01/15/2017		1,000	1,067
Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		200	207
9.500% due 01/21/2020		400	417
Windstream Corp.
7.875% due 11/01/2017		300	294
8.125% due 08/01/2013		100	104
8.625% due 08/01/2016		800	810
Wynn Las Vegas LLC
6.625% due 12/01/2014		100	101
7.875% due 11/01/2017		1,400	1,424

			139,526

UTILITIES 10.7%
AES Panama S.A.
6.350% due 12/21/2016		3,000	3,097
AT&T, Inc.
4.850% due 02/15/2014		4,800	5,263
Axtel SAB de C.V.
9.000% due 09/22/2019		400	358
BP Capital Markets PLC
2.375% due 12/14/2011		540	495
2.750% due 02/27/2012		70	64
3.125% due 03/10/2012		1,170	1,082
3.625% due 05/08/2014		110	94
4.250% due 01/10/2011	EUR	650	789
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$600	653
7.750% due 11/30/2015		800	922
CMS Energy Corp.
1.253% due 01/15/2013		4,400	4,169
Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	5,381
Duke Energy Corp.
6.300% due 02/01/2014		4,000	4,507
Embarq Corp.
7.082% due 06/01/2016		5,600	5,980
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		1,100	1,150
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		1,500	1,515
Majapahit Holding BV
7.250% due 10/17/2011		1,400	1,477
7.250% due 06/28/2017		100	107
7.750% due 10/17/2016		200	222
7.750% due 01/20/2020		400	440
New Communications Holdings, Inc.
7.875% due 04/15/2015		700	709
8.500% due 04/15/2020		1,000	1,008
NRG Energy, Inc.
7.375% due 02/01/2016		2,000	1,995

PG&E Corp.
5.750% due 04/01/2014	4,800	5,324
Progress Energy, Inc.
6.050% due 03/15/2014	4,800	5,350
PSEG Power LLC
5.320% due 09/15/2016	2,475	2,672
Qwest Corp.
8.875% due 03/15/2012	5,000	5,388
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	250	260
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.750% due 09/30/2019	250	277
Sierra Pacific Power Co.
6.000% due 05/15/2016	200	225
Sprint Capital Corp.
8.375% due 03/15/2012	2,500	2,634
Sprint Nextel Corp.
8.375% due 08/15/2017	800	804
Telesat LLC
11.000% due 11/01/2015	900	977
TW Telecom Holdings, Inc.
8.000% due 03/01/2018	1,600	1,640
Valor Telecommunications Enterprises Finance Corp.
7.750% due 02/15/2015	1,300	1,327

		68,355

Total Corporate Bonds & Notes (Cost $370,245)		380,107

CONVERTIBLE BONDS & NOTES 0.3%
National City Corp.
4.000% due 02/01/2011	300	304
Transocean, Inc.
1.500% due 12/15/2037	1,600	1,428

Total Convertible Bonds & Notes (Cost $1,738)		1,732

MUNICIPAL BONDS & NOTES 0.7%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,200	4,625

Total Municipal Bonds & Notes (Cost $4,739)		4,625

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
0.547% due 10/27/2037	200	200
3.051% due 02/01/2035	150	156
5.030% due 05/01/2035	449	480
5.500% due 04/01/2034	2,579	2,783
Ginnie Mae
0.650% due 12/16/2026	186	186

Total U.S. Government Agencies (Cost $3,729)		3,805

U.S. TREASURY OBLIGATIONS 5.8%
U.S. Treasury Notes
2.750% due 11/30/2016 (f)(h)	2,127	2,183
3.625% due 08/15/2019 (g)	33,000	34,931

Total U.S. Treasury Obligations (Cost $36,658)		37,114

MORTGAGE-BACKED SECURITIES 7.7%
Adjustable Rate Mortgage Trust
5.340% due 11/25/2035	632	498
American General Mortgage Loan Trust
5.150% due 03/25/2058	948	949
American Home Mortgage Assets
0.557% due 10/25/2046	375	190
American Home Mortgage Investment Trust
0.587% due 05/25/2047	481	104
5.660% due 09/25/2045	106	92
Banc of America Funding Corp.
0.845% due 07/26/2036	1,000	891
2.847% due 06/25/2034	266	256
5.888% due 04/25/2037	695	477
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2033	129	122
3.232% due 07/25/2033	1,581	1,523
5.409% due 02/25/2036	37	31
Bear Stearns Adjustable Rate Mortgage Trust
3.735% due 10/25/2035	453	452
4.970% due 01/25/2035	33	29
5.370% due 05/25/2047	372	270
Bear Stearns Alt-A Trust
0.507% due 02/25/2034	1,849	1,385
5.572% due 03/25/2036	209	110
Bear Stearns Commercial Mortgage Securities
5.297% due 10/12/2042	1,000	1,070
Bear Stearns Structured Products, Inc.
5.563% due 12/26/2046	1,823	1,206
CC Mortgage Funding Corp.
0.477% due 05/25/2048	3,726	1,429
CDC Commercial Mortgage Trust
6.005% due 05/15/2035	900	944
Citigroup Mortgage Loan Trust, Inc.
0.417% due 01/25/2037	798	707
2.890% due 12/25/2035	340	175
3.072% due 03/25/2034	19	19
3.938% due 08/25/2035	1,242	485
5.906% due 09/25/2037	679	468
Countrywide Alternative Loan Trust
0.542% due 12/20/2046	825	408
0.558% due 07/20/2046	360	141
0.577% due 08/25/2046	601	110
0.628% due 09/20/2046	600	68
0.670% due 11/20/2035	158	92
0.857% due 11/20/2035	500	84
1.412% due 12/25/2035	211	121
5.784% due 11/25/2035	419	252
Countrywide Home Loan Mortgage Pass-Through Trust
5.117% due 10/20/2035	443	321
5.417% due 02/20/2036	591	393
5.663% due 05/20/2036	647	377
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	30	25
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	488	284
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	575	403
Deutsche ALT-A Securities, Inc.
5.869% due 10/25/2036	474	270
5.886% due 10/25/2036	474	262

Downey Savings & Loan Association Mortgage Loan Trust
0.658% due 11/19/2037	800	31
Greenpoint Mortgage Funding Trust
0.557% due 10/25/2046	143	0
GSR Mortgage Loan Trust
2.946% due 11/25/2035	224	193
5.034% due 01/25/2036	143	119
6.000% due 02/25/2036	1,896	1,676
Harborview Mortgage Loan Trust
0.478% due 04/19/2038	2,026	1,028
Homebanc Mortgage Trust
0.527% due 12/25/2036	433	301
Indymac Index Mortgage Loan Trust
0.587% due 07/25/2035	35	20
5.099% due 09/25/2035	381	277
5.267% due 06/25/2035	353	254
JPMorgan Chase Commercial Mortgage Securities Corp.
5.360% due 12/15/2044	700	746
JPMorgan Mortgage Trust
5.874% due 06/25/2037	2,992	2,638
6.500% due 09/25/2035	1,227	1,126
JPMorgan Re-REMIC
0.845% due 03/26/2037	1,628	1,466
Merrill Lynch Alternative Note Asset
0.647% due 03/25/2037	603	245
Morgan Stanley Mortgage Loan Trust
5.330% due 06/25/2036	30	27
6.000% due 10/25/2037	1,949	1,446
Opteum Mortgage Acceptance Corp.
0.607% due 07/25/2035	280	243
RBSSP Resecuritization Trust
0.665% due 03/26/2037	851	791
0.845% due 03/26/2036	779	743
Residential Accredit Loans, Inc.
1.772% due 09/25/2045	1,154	653
Residential Funding Mortgage Securities I
5.066% due 09/25/2035	1,335	958
Sequoia Mortgage Trust
0.698% due 07/20/2033	388	326
Structured Adjustable Rate Mortgage Loan Trust
2.711% due 01/25/2035	1,254	998
4.915% due 09/25/2035	276	216
Structured Asset Mortgage Investments, Inc.
0.477% due 03/25/2037	1,526	823
0.597% due 09/25/2047	577	108
0.678% due 10/19/2034	513	466
0.698% due 03/19/2034	78	69
Structured Asset Securities Corp.
3.051% due 10/25/2035	342	270
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	485	267
WaMu Mortgage Pass-Through Certificates
0.657% due 01/25/2045	178	136
1.121% due 02/25/2047	390	226
1.151% due 01/25/2047	1,372	827
1.231% due 12/25/2046	757	484
1.412% due 02/25/2046	2,381	1,612
1.621% due 11/25/2042	362	313
5.338% due 02/25/2037	403	298
Wells Fargo Mortgage-Backed Securities Trust
2.926% due 06/25/2035	2,512	2,461
4.252% due 09/25/2033	841	844

4.807% due 03/25/2036		1,770	1,572
5.462% due 07/25/2036		147	117
5.475% due 04/25/2036		1,679	1,332
5.486% due 07/25/2036		3,559	2,810

Total Mortgage-Backed Securities (Cost $59,461)			49,049

ASSET-BACKED SECURITIES 1.2%
Ameriquest Mortgage Securities, Inc.
0.817% due 01/25/2035		738	695
Asset-Backed Securities Corp. Home Equity
2.000% due 03/15/2032		1,516	1,121
Atrium CDO Corp.
0.751% due 06/27/2015		2,337	2,179
Citigroup Mortgage Loan Trust, Inc.
0.407% due 07/25/2045		1,418	1,088
Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036		390	350
GSAMP Trust
0.417% due 12/25/2036		229	150
HSBC Asset Loan Obligation
0.407% due 12/25/2036		576	483
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		288	246
0.677% due 01/25/2046		35	15
MASTR Asset-Backed Securities Trust
0.397% due 01/25/2037		559	195
Morgan Stanley ABS Capital I
0.397% due 11/25/2036		52	50
Residential Asset Mortgage Products, Inc.
0.747% due 06/25/2047		600	229
SACO I, Inc.
0.597% due 12/25/2035		1,228	426
Specialty Underwriting & Residential Finance
1.027% due 01/25/2034		17	13
WaMu Asset-Backed Certificates
0.397% due 01/25/2037		297	255

Total Asset-Backed Securities (Cost $9,965)			7,495

SOVEREIGN ISSUES 13.6%
Bahrain Government International Bond
5.500% due 03/31/2020		1,200	1,213
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		2,100	2,244
Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	2,500	3,134
6.250% due 02/20/2013		5,300	7,032
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	3,600	3,738
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		4,851	2,614
10.000% due 01/01/2017		400	200
Canada Government Bond
2.500% due 06/01/2015	CAD	5,800	5,493
Colombia Government International Bond
7.375% due 03/18/2019		$10,000	11,750
El Salvador Government International Bond
7.375% due 12/01/2019		600	657
Export-Import Bank of Korea
0.753% due 10/04/2011		500	501
5.125% due 06/29/2020		500	504

Indonesia Government International Bond
5.875% due 03/13/2020		2,200	2,332
6.875% due 03/09/2017		100	113
6.875% due 01/17/2018		100	113
11.625% due 03/04/2019		5,200	7,501
Korea Development Bank
5.300% due 01/17/2013		1,150	1,214
Mexico Government International Bond
5.625% due 01/15/2017		700	772
6.625% due 03/03/2015		1,500	1,723
Panama Government International Bond
7.250% due 03/15/2015		4,000	4,650
Philippines Government International Bond
6.500% due 01/20/2020		4,500	4,964
Qatar Government International Bond
4.000% due 01/20/2015		600	619
5.250% due 01/20/2020		500	525
Russia Government International Bond
7.500% due 03/31/2030		11,500	12,993
South Africa Government International Bond
5.250% due 05/16/2013	EUR	2,870	3,760
6.875% due 05/27/2019		$5,400	6,203

Total Sovereign Issues (Cost $82,885)			86,562

	SHARES
COMMON STOCKS 0.1%
DURA Automotive Systems, Inc. (c)		9,042	0
Tropicana Las Vegas Hotel and Casino (c)		50,000	721

Total Common Stocks (Cost $5,146)			721

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.5%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2010		$813	813

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $830. Repurchase proceeds are $813.)
U.S. TREASURY BILLS 7.3%
0.163% due 07/01/2010 - 09/23/2010 (d)(f)(h)		46,569	46,560

U.S. TREASURY CASH MANAGEMENT BILLS 0.6%
0.122% due 07/15/2010 (f)		3,670	3,670

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 6.5%
		4,110,387	41,161

Total Short-Term Instruments (Cost $92,200)			92,204

Total Investments 108.2% (Cost $695,639)	$689,197
Written Options (j) (0.1%) (Premiums $591)	(1,017)
Other Assets and Liabilities (Net) (8.1%)	(51,349)

Net Assets 100.0%	$636,831

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $50,246 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $2,496 at a weighted average interest rate of 0.230%. On June 30, 2010, securities valued at $2,540 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $1,206 and cash of $27 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	500	$1,000
90-Day Eurodollar September Futures	Long	09/2011	347	398
Euro-Bund 10-Year Bond September Futures	Long	09/2010	166	81
U.S. Treasury 10-Year Note September Futures	Long	09/2010	98	193

				$1,672

(i)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.798%	$2,000	$(77)	$0	$(77)
Embarq Corp.	GSC	(1.000%	)	06/20/2016	1.755%	2,700	108	(19)	127
Embarq Corp.	JPM	(1.550%	)	06/20/2016	1.756%	3,000	32	0	32
Health Net, Inc.	CITI	(1.000%	)	06/20/2017	3.667%	1,000	146	131	15
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	09/20/2017	2.232%	1,000	75	79	(4)
Masco Corp.	BNP	(1.000%	)	09/20/2012	1.674%	2,000	29	26	3
Newell Rubbermaid, Inc.	DUB	(1.000%	)	06/20/2019	1.520%	1,000	39	39	0
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.667%	1,000	(24)	(25)	1
Rohm and Haas Co.	CSFB	(1.850%	)	09/20/2017	0.866%	3,000	(195)	0	(195)
Royal Caribbean Cruises Ltd.	GSC	(5.000%	)	03/20/2011	1.832%	1,500	(36)	(24)	(12)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.924%	8,000	(319)	0	(319)
Teva Pharmaceutical Finance II LLC	BCLY	(1.000%	)	03/20/2016	0.777%	1,000	(12)	(26)	14

							$(234)	$181	$(415)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.714%		$1,100	$4	$0	$4
American International Group, Inc.	DUB	5.000%	09/20/2013	3.228%		1,000	54	(130)	184
American International Group, Inc.	GSC	0.095%	09/20/2011	2.478%		800	(23)	0	(23)
American International Group, Inc.	UBS	5.000%	09/20/2012	2.930%		3,600	163	(432)	595
American International Group, Inc.	UBS	5.000%	09/20/2014	3.561%		1,100	60	(154)	214
Amgen, Inc.	GSC	1.000%	09/20/2014	0.450%		9,200	211	197	14
ARAMARK Corp.	CITI	5.000%	03/20/2014	5.641%		2,400	(46)	(65)	19
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.709%		2,200	(41)	0	(41)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.926%		2,000	(72)	(117)	45
BP Capital Markets PLC	BCLY	1.000%	06/20/2012	6.786%	EUR	1,900	(232)	(208)	(24)
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.782%		$1,800	21	0	21
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.782%		4,800	56	0	56
Brazil Government International Bond	BCLY	2.370%	05/20/2014	1.211%		3,400	157	0	157
Brazil Government International Bond	BCLY	1.980%	09/20/2014	1.246%		6,700	236	0	236
Brazil Government International Bond	CITI	1.920%	09/20/2014	1.246%		6,700	218	0	218
Brazil Government International Bond	MLP	2.900%	05/20/2014	1.211%		5,200	346	0	346
Brazil Government International Bond	MLP	2.920%	05/20/2014	1.211%		2,500	168	0	168
Brazil Government International Bond	MSC	1.850%	09/20/2014	1.246%		6,700	198	0	198
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.661%		5,000	9	19	(10)
Brazil Government International Bond	UBS	2.250%	05/20/2014	1.211%		3,600	149	0	149
Celestica, Inc.	BCLY	2.850%	09/20/2011	0.150%		3,200	109	0	109
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	3.633%		2,900	155	(218)	373
China Government International Bond	BCLY	1.000%	06/20/2011	0.400%		2,900	18	16	2
Community Health Systems, Inc.	GSC	5.000%	09/20/2012	3.466%		4,200	142	(273)	415
Egypt Government International Bond	GSC	1.000%	06/20/2015	2.158%		100	(5)	(7)	2
Egypt Government International Bond	HSBC	1.000%	06/20/2015	2.158%		100	(5)	(7)	2
El Paso Corp.	BOA	5.000%	09/20/2014	3.337%		400	26	(30)	56
El Paso Corp.	CSFB	5.000%	09/20/2014	3.337%		4,600	298	(346)	644
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.584%		800	3	1	2
France Government Bond	DUB	0.250%	09/20/2015	0.899%		1,000	(32)	(36)	4
France Government Bond	JPM	0.250%	09/20/2015	0.863%		500	(15)	(18)	3
France Telecom S.A.	UBS	0.330%	09/20/2011	0.454%	EUR	5,300	(9)	0	(9)
France Telecom S.A.	WAC	0.325%	09/20/2011	0.454%		2,700	(5)	0	(5)
General Electric Capital Corp.	CITI	3.950%	03/20/2017	2.133%		$14,525	1,525	0	1,525
General Electric Capital Corp.	DUB	0.125%	09/20/2011	1.785%		1,000	(20)	0	(20)
General Electric Capital Corp.	DUB	3.730%	12/20/2013	2.030%		5,000	283	0	283
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	2.392%		1,000	98	(102)	200
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	1.797%		6,000	(180)	0	(180)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	1.135%		7,000	43	0	43
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.485%	EUR	4,200	(2)	0	(2)
Mexico Government International Bond	BCLY	2.680%	05/20/2014	1.168%		$3,400	203	0	203
Mexico Government International Bond	BCLY	2.310%	06/20/2014	1.179%		2,900	127	0	127
Mexico Government International Bond	BOA	2.130%	06/20/2014	1.179%		3,500	129	0	129
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.612%		500	1	1	0
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.612%		100	0	0	0
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.612%		1,200	3	3	0
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.612%		400	1	2	(1)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.612%		1,300	2	3	(1)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.612%		100	0	0	0
Mexico Government International Bond	MLP	3.200%	05/20/2014	1.168%		2,800	223	0	223
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.612%		300	1	1	0
NRG Energy, Inc.	CSFB	5.000%	06/20/2015	5.024%		300	0	(5)	5
NRG Energy, Inc.	UBS	5.000%	06/20/2015	5.024%		800	0	(13)	13
Petroleos Mexicanos	DUB	0.760%	07/20/2011	0.894%		1,000	2	0	2
Pfizer, Inc.	MSC	1.000%	09/20/2014	0.477%		9,700	211	221	(10)
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.924%		3,000	112	1	111
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.924%		4,300	143	0	143
PSEG Energy Holdings LLC	MLP	1.300%	06/20/2012	0.752%		5,000	55	0	55
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	6.539%		2,600	(135)	(390)	255
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.539%		2,800	(146)	(468)	322
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%		600	(1)	(1)	0
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.650%	07/20/2011	1.909%		4,800	23	0	23
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	0.700%	06/20/2012	2.212%		6,700	(194)	0	(194)
Russia Government International Bond	CITI	1.000%	12/20/2010	1.003%		400	0	0	0
Russia Government International Bond	DUB	1.000%	12/20/2010	1.003%		700	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%		600	0	1	(1)
SLM Corp.	BOA	0.820%	06/20/2012	5.180%		9,200	(737)	0	(737)
SLM Corp.	BOA	5.000%	09/20/2014	5.945%		1,000	(31)	(108)	77
South Korea Government Bond	CITI	0.520%	12/20/2010	0.754%		400	0	0	0
South Korea Government Bond	CITI	0.540%	12/20/2010	0.754%		500	(1)	0	(1)
South Korea Government Bond	UBS	0.550%	12/20/2010	0.754%		500	0	0	0
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	6.165%		1,500	(60)	(165)	105
Turkey Government International Bond	CITI	1.000%	03/20/2015	1.900%		6,200	(243)	(174)	(69)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%		2,000	25	19	6
United Kingdom Gilt	CSFB	1.000%	09/20/2015	0.725%		500	7	5	2
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.308%		19,000	14	0	14
Vale Overseas Ltd.	UBS	0.650%	06/20/2014	1.329%		2,700	(69)	0	(69)

							$3,728	$(2,977)	$6,705

Credit Default Swaps on Credit Indices - Sell Protection  (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		13,096	$(146)	$0	$(146)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		$5,000	71	0	71
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011	EUR	4,400	(95)	86	(181)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		6,720	(475)	120	(595)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,208	(156)	(101)	(55)

						$(801)	$105	$(906)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	1,500	$6	$7	$(1)
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		5,700	6	(2)	8
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		23,500	22	0	22
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		23,600	54	29	25
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	DUB		$42,000	(3,884)	(1,449)	(2,435)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		233,000	(21,547)	(8,389)	(13,158)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		78,700	(7,278)	(3,077)	(4,201)
Receive	3-Month USD-LIBOR	4.000%	06/16/2015	GSC		140,000	(13,235)	(7,021)	(6,214)
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	BOA	AUD	2,600	58	(25)	83
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		11,500	257	(103)	360
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	MSC		2,700	60	(19)	79
Pay	6-Month EUR-LIBOR	4.750%	09/17/2010	BCLY	EUR	74,000	3,385	(576)	3,961
Pay	6-Month EUR-LIBOR	4.000%	03/17/2020	BNP		11,000	1,425	249	1,176
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	210	(35)	245
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		9,200	85	0	85
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		45,200	144	42	102

							$(40,232)	$(20,369)	$(19,863)

(j)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$6,700	$36	$173
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	6,700	47	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	6,300	24	147
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	6,300	57	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,500	10	35
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,500	15	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,100	5	28
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,100	5	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	5,900	25	138
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	2,000	7	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,900	16	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	11,000	74	284
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	11,000	88	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	8,300	62	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,500	16	1

							$487	$808

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.700%	09/15/2010	EUR	15,600	$42	$2
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.300%	09/15/2010		15,600	62	207

							$104	$209

(k)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	160	07/2010	JPM	$0	$(5)	$(5)
Sell	BRL	11,901	08/2010	GSC	0	(14)	(14)
Sell		1,261	08/2010	HSBC	0	(34)	(34)
Sell	CAD	15,146	07/2010	DUB	484	0	484
Buy		8,531	07/2010	UBS	0	(468)	(468)
Buy	CNY	19,457	01/2011	BOA	0	(47)	(47)
Buy		24,915	01/2011	CITI	0	(15)	(15)
Buy		57,032	01/2011	DUB	0	(41)	(41)
Buy		34,726	01/2011	MSC	0	(85)	(85)
Sell	EUR	1,537	07/2010	BCLY	7	0	7
Sell		650	07/2010	BNP	11	0	11
Sell		155	07/2010	BOA	2	0	2
Sell		2,430	07/2010	CITI	25	0	25
Sell		444	07/2010	RBS	3	0	3
Sell		34,137	07/2010	UBS	525	0	525
Sell	GBP	8,961	09/2010	BOA	0	(108)	(108)
Buy	ILS	2,332	08/2010	CITI	0	(24)	(24)
Sell		2,332	08/2010	UBS	29	0	29
Sell	JPY	1,369,175	07/2010	BOA	0	(533)	(533)
Buy	KRW	630,000	07/2010	BCLY	0	(17)	(17)
Sell		1,198,987	07/2010	BCLY	14	(3)	11
Sell		1,181,270	07/2010	CITI	18	0	18
Buy		1,249,885	07/2010	DUB	0	(31)	(31)
Buy		1,038,332	07/2010	MSC	0	(29)	(29)
Sell		537,960	07/2010	RBS	3	0	3
Buy		2,485,365	08/2010	MSC	0	(81)	(81)
Buy		4,485,564	11/2010	BCLY	3	(168)	(165)
Buy		93,310	11/2010	BOA	0	(3)	(3)
Buy		2,583,321	11/2010	CITI	0	(78)	(78)
Buy		2,207,311	11/2010	DUB	0	(119)	(119)
Buy		82,110	11/2010	GSC	0	(3)	(3)
Buy		575,024	11/2010	JPM	0	(31)	(31)
Buy		299,286	11/2010	MSC	0	(16)	(16)
Buy		537,960	11/2010	RBS	0	(3)	(3)
Buy	MXN	1,356	09/2010	DUB	0	(2)	(2)
Buy		83,213	09/2010	HSBC	0	(122)	(122)
Sell		3,710	09/2010	JPM	3	0	3
Buy	PHP	44,717	08/2010	DUB	0	0	0
Buy	PLN	2,092	08/2010	BCLY	0	(95)	(95)
Buy		5,936	08/2010	CITI	0	(345)	(345)
Buy		4,253	08/2010	HSBC	0	(210)	(210)
Sell		19,335	08/2010	HSBC	208	0	208
Buy		5,937	08/2010	JPM	0	(345)	(345)
Buy		1,117	08/2010	MSC	0	(52)	(52)
Buy	SGD	5,425	09/2010	CITI	14	0	14

					$1,349	$(3,127)	$(1,778)

(l) Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$25,783	$0	$25,783
Corporate Bonds & Notes	0	372,231	7,876	380,107
Convertible Bonds & Notes	0	1,732	0	1,732
Municipal Bonds & Notes	0	4,625	0	4,625
U.S. Government Agencies	0	3,805	0	3,805
U.S. Treasury Obligations	0	37,114	0	37,114
Mortgage-Backed Securities	0	49,049	0	49,049
Asset-Backed Securities	0	5,316	2,179	7,495
Sovereign Issues	0	86,562	0	86,562
Common Stocks	0	0	721	721
Short-Term Instruments	41,161	51,043	0	92,204

Investments, at value	$41,161	$637,260	$10,776	$689,197
Financial Derivative Instruments (3)	$1,672	$(17,066)	$(208)	$(15,602)

Totals	$42,833	$620,194	$10,568	$673,595

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$7,390	$0	$0	$0	$486	$0	$0	$7,876	$486
Mortgage-Backed Securities	1,000	(53)	0	0	2	0	(949)	0	0
Asset-Backed Securities	2,154	(15)	1	(18)	57	0	0	2,179	40
Common Stocks	794	0	0	0	(73)	0	0	721	(73)

Investments, at value	$11,338	$(68)	$1	$(18)	$472	$0	$(949)	$10,776	$453
Financial Derivative Instruments (3)	$(78)	$(104)	$0	$125	$(151)	$0	$0	$(208)	$(104)

Totals	$11,260	$(172)	$1	$107	$321	$0	$(949)	$10,568	$349

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 6.0%
Bank of Queensland Ltd.
5.500% due 10/22/2012	AUD	2,000	$1,694
Citigroup Pty Ltd.
5.500% due 06/18/2012		5,500	4,659
5.500% due 08/20/2012		7,000	5,932
5.570% due 06/18/2012		17,500	14,739
Commonwealth Bank of Australia
0.714% due 07/12/2013		$14,800	14,756
0.819% due 09/17/2014		12,200	12,164
Crusade Global Trust
5.045% due 08/14/2037	AUD	12,310	10,009
ING Bank Australia Ltd.
5.500% due 10/08/2012		5,000	4,234
5.610% due 06/24/2014		10,000	8,465
5.750% due 08/28/2013		5,000	4,272
5.750% due 06/24/2014		4,200	3,581
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,300	1,365
Medallion Trust
0.627% due 05/25/2035		2,815	2,715
Members Equity Bank Pty Ltd.
5.208% due 08/20/2012	AUD	5,500	4,626
National Australia Bank Ltd.
3.375% due 07/08/2014		$2,900	3,038
Puma Finance Ltd.
0.548% due 02/21/2038		3,967	3,722
4.878% due 08/22/2037	AUD	6,221	5,099
5.220% due 07/12/2036		1,585	1,290
Seven Media Group
6.843% due 12/28/2012		1,171	904
7.040% due 02/07/2013		4,906	3,789
Suncorp-Metway Ltd.
5.328% due 09/11/2013		17,400	14,639
Torrens Trust
5.042% due 10/19/2038		7,534	6,228
Westpac Banking Corp.
0.817% due 09/10/2014		$8,500	8,517
2.900% due 09/10/2014		600	616

Total Australia (Cost $143,203)			141,053

BERMUDA 0.3%
Merna Reinsurance Ltd.
0.940% due 07/07/2010		$7,500	7,499

Total Bermuda (Cost $7,496)			7,499

CANADA 4.8%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	10,100	9,773
Canada Government Bond
2.500% due 06/01/2015		1,700	1,610
4.000% due 06/01/2016		4,400	4,458
4.250% due 06/01/2018		27,900	28,719
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	11,090
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,790
Honda Canada Finance, Inc.
1.064% due 03/26/2012		17,000	15,350
Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,495
Province of Ontario Canada
5.850% due 03/08/2033		6,100	6,730
6.200% due 06/02/2031		13,600	15,623

Province of Quebec Canada
5.750% due 12/01/2036		6,500	7,051
Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,700	2,794

Total Canada (Cost $111,869)			112,483

CAYMAN ISLANDS 0.4%
Foundation Re II Ltd.
7.195% due 11/26/2010		$1,500	1,434
Green Valley Ltd.
4.240% due 01/10/2011	EUR	3,100	3,796
Vita Capital III Ltd.
1.391% due 01/01/2011		$4,000	3,962

Total Cayman Islands (Cost $10,042)			9,192

DENMARK 1.1%
Nykredit Realkredit A/S
4.000% due 01/01/2011	DKK	75,000	12,458
Realkredit Danmark A/S
2.000% due 01/01/2011		75,100	12,375
2.450% due 01/01/2038		5,061	815

Total Denmark (Cost $30,810)			25,648

FRANCE 12.7%
CORPORATE BONDS & NOTES 4.7%
BNP Paribas Home Loan Covered Bonds S.A.
2.250% due 10/01/2012	EUR	5,000	6,207
3.750% due 12/13/2011		5,800	7,332
4.750% due 05/28/2013		3,100	4,097
BPCE S.A.
4.625% due 07/29/2049		200	160
Cie de Financement Foncier
4.000% due 07/21/2011		7,700	9,684
4.500% due 01/09/2013		3,000	3,917
Dexia Credit Local
0.544% due 01/12/2012		$24,300	24,163
0.808% due 04/29/2014		6,000	5,999
1.188% due 09/23/2011		18,200	18,230
2.375% due 09/23/2011		6,700	6,794
2.750% due 01/10/2014		1,000	1,008
Dexia Municipal Agency
4.750% due 06/06/2011	EUR	1,700	2,145
Valeo S.A.
3.750% due 06/24/2013		4,000	4,833
Vivendi S.A.
5.750% due 04/04/2013		$6,740	7,237
6.625% due 04/04/2018		7,000	7,820

			109,626

SOVEREIGN ISSUES 8.0%
France Government Bond
3.500% due 04/25/2015	EUR	6,700	8,784
3.750% due 10/25/2019		11,300	14,679
4.000% due 10/25/2013		1,700	2,260
4.000% due 10/25/2014		22,600	30,225
4.000% due 04/25/2018		31,100	41,578
4.250% due 10/25/2018		8,500	11,522
4.250% due 04/25/2019		6,400	8,666
4.250% due 10/25/2023		4,600	6,150

France Treasury Notes
1.500% due 09/12/2011		43,800	54,140
3.000% due 01/12/2011		3,100	3,842
3.500% due 07/12/2011		5,000	6,296

			188,142

Total France (Cost $326,731)			297,768

GERMANY 19.4%
CORPORATE BONDS & NOTES 1.2%
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	18,400	22,510
5.500% due 06/05/2014	AUD	5,700	4,814

			27,324

SOVEREIGN ISSUES 18.2%
Republic of Germany
1.250% due 03/11/2011	EUR	3,900	4,798
1.500% due 06/10/2011		27,400	33,837
3.750% due 07/04/2013		18,600	24,700
3.750% due 01/04/2019		1,400	1,890
4.000% due 10/11/2013		27,025	36,423
4.000% due 01/04/2037		28,800	39,590
4.250% due 10/12/2012		36,200	47,907
4.250% due 07/04/2018		36,500	50,947
4.250% due 07/04/2039		5,100	7,360
4.750% due 07/04/2034		47,600	72,159
4.750% due 07/04/2040		5,600	8,732
5.000% due 07/04/2011		8,200	10,479
5.000% due 01/04/2012		6,000	7,837
5.500% due 01/04/2031		11,700	18,994
6.250% due 01/04/2030		24,140	42,287
6.500% due 07/04/2027		10,900	19,174

			427,114

Total Germany (Cost $467,601)			454,438

IRELAND 0.3%
Cloverie PLC for Zurich Insurance Co.
12.000% due 07/29/2049	EUR	200	250
Immeo Residential Finance PLC
0.879% due 12/15/2016		4,601	4,855
SC Germany Auto
0.506% due 08/11/2015		873	1,059

Total Ireland (Cost $8,202)			6,164

ITALY 0.1%
Locat Securitisation Vehicle SRL
0.898% due 12/12/2024	EUR	1,744	2,089

Total Italy (Cost $2,556)			2,089

JAPAN 3.6%
Japan Government International Bond
0.200% due 02/15/2012	JPY	4,660,000	52,750
0.900% due 03/20/2014		80,000	927
1.500% due 12/20/2017		100,000	1,200
2.500% due 09/20/2036		1,250,000	15,838
2.500% due 09/20/2037		990,000	12,593

Total Japan (Cost $77,339)			83,308

LUXEMBOURG 0.3%
Merrill Lynch S.A.
0.933% due 11/15/2011	EUR	4,200	4,962

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$1,000	1,151

Total Luxembourg (Cost $6,734)			6,113

NETHERLANDS 8.8%
ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	8,100	10,246
3.750% due 01/12/2012		900	1,139
Achmea Hypotheekbank NV
0.694% due 11/03/2014		$6,600	6,579
Arena BV
0.843% due 12/17/2064	EUR	2,710	3,208
Fortis Bank Nederland NV
3.375% due 05/19/2014		14,900	19,243
Globaldrive BV
0.573% due 06/20/2015		793	966
0.733% due 06/20/2015		1,500	1,808
LeasePlan Corp. NV
3.250% due 05/22/2014		4,500	5,795
Netherlands Government International Bond
4.000% due 07/15/2018		15,300	20,765
4.000% due 07/15/2019		11,100	15,078
4.500% due 07/15/2017		33,400	46,715
5.000% due 07/15/2011		36,400	46,543
NIBC Bank NV
0.916% due 12/02/2014		$22,600	22,610
3.500% due 04/07/2014	EUR	3,000	3,883

Total Netherlands (Cost $216,902)			204,578

NORWAY 0.3%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,500	8,159

Total Norway (Cost $10,008)			8,159

QATAR 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	1,040

Total Qatar (Cost $834)			1,040

SOUTH KOREA 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	6,881

Total South Korea (Cost $8,170)			6,881

SWEDEN 0.3%
Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	2,500	3,142
Sweden Government International Bond
1.500% due 09/08/2011		3,700	4,560

Total Sweden (Cost $8,442)			7,702

UNITED KINGDOM 12.5%
ASSET-BACKED SECURITIES 0.2%
Bumper 2 S.A.
2.229% due 06/20/2022	EUR	3,807	4,660

CORPORATE BONDS & NOTES 7.1%
Bank of Scotland PLC
3.750% due 07/26/2010		5,200	6,375
4.500% due 09/10/2010		900	1,106
4.500% due 10/23/2013		600	771
4.750% due 01/13/2011	AUD	22,900	19,241
5.250% due 07/24/2012		6,000	5,047
Barclays Bank PLC
2.700% due 03/05/2012		$300	308
6.050% due 12/04/2017		11,000	11,125
7.434% due 09/29/2049		1,500	1,350
10.179% due 06/12/2021		4,940	6,197
BP Capital Markets PLC
0.667% due 04/11/2011		1,000	957
British Sky Broadcasting Group PLC
6.100% due 02/15/2018		1,500	1,687
HBOS PLC
6.750% due 05/21/2018		4,300	4,034
LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	400	381
7.875% due 11/01/2020		$1,100	896
8.000% due 12/29/2049		500	392
8.500% due 12/29/2049		17,858	14,019
LBG Capital No. 2 PLC
6.385% due 05/12/2020	EUR	200	177
Lloyds TSB Bank PLC
1.533% due 04/02/2012		$8,500	8,615
12.000% due 12/29/2049		6,000	6,038
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,697
5.700% due 06/01/2014		6,800	7,444
Rexam PLC
6.750% due 06/01/2013		1,000	1,079
Royal Bank of Scotland Group PLC
0.798% due 03/30/2012		44,300	44,006
3.750% due 11/14/2011	EUR	8,100	10,257
6.666% due 12/31/2049	CAD	4,700	2,845
Smiths Group PLC
7.875% due 07/12/2010	GBP	5,500	8,226
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,150
XL Capital Finance Europe PLC
6.500% due 01/15/2012		500	524

			166,944

MORTGAGE-BACKED SECURITIES 0.4%
Newgate Funding PLC
1.319% due 12/15/2050	EUR	4,500	4,297
Opera Finance PLC
0.834% due 01/15/2015		4,350	3,987

			8,284

SOVEREIGN ISSUES 4.8%
United Kingdom Gilt
2.250% due 03/07/2014	GBP	600	916
3.750% due 09/07/2019		4,550	7,033
4.250% due 06/07/2032		4,400	6,688
4.250% due 03/07/2036		17,800	26,941
4.250% due 09/07/2039		3,500	5,299
4.500% due 03/07/2019		16,400	26,902
4.500% due 12/07/2042		4,100	6,500
4.750% due 03/07/2020		1,700	2,832

4.750% due 12/07/2038	17,520	28,744

		111,855

Total United Kingdom (Cost $296,125)		291,743

UNITED STATES 22.2%
ASSET-BACKED SECURITIES 0.9%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030	$1,278	1,266
Accredited Mortgage Loan Trust
0.397% due 02/25/2037	35	34
ACE Securities Corp.
0.397% due 12/25/2036	220	200
Amortizing Residential Collateral Trust
0.927% due 07/25/2032	8	6
1.047% due 10/25/2031	3	3
Asset-Backed Funding Certificates
0.697% due 06/25/2034	4,406	3,409
Carrington Mortgage Loan Trust
0.667% due 10/25/2035	135	127
CIT Group Home Equity Loan Trust
0.637% due 03/25/2033	5	5
Citigroup Mortgage Loan Trust, Inc.
0.407% due 07/25/2045	4,065	3,119
0.417% due 05/25/2037	826	607
0.447% due 10/25/2036	84	83
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	425	442
6.681% due 12/01/2033	325	332
Countrywide Asset-Backed Certificates
0.397% due 06/25/2047	63	61
0.447% due 09/25/2047	2,668	2,554
0.527% due 09/25/2036	358	273
0.687% due 12/25/2036	207	93
0.827% due 12/25/2031	2	1
Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032	2	2
Home Equity Asset Trust
0.947% due 11/25/2032	1	1
Home Equity Mortgage Trust
4.605% due 01/25/2037	507	66
HSBC Home Equity Loan Trust
0.698% due 09/20/2033	662	600
HSI Asset Securitization Corp. Trust
0.457% due 04/25/2037	152	118
Indymac Residential Asset-Backed Trust
0.797% due 08/25/2035	800	561
Lehman XS Trust
0.427% due 11/25/2046	181	180
0.497% due 04/25/2037	3,619	2,578
0.577% due 06/25/2046	495	53
0.587% due 11/25/2046	607	142
0.667% due 11/25/2046	1,000	181
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	360	308
MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036	15	15
Merrill Lynch Mortgage Investors, Inc.
0.417% due 07/25/2037	493	481
0.427% due 09/25/2037	258	76
0.467% due 02/25/2037	106	74
Morgan Stanley Mortgage Loan Trust
0.417% due 01/25/2047	55	46
0.707% due 04/25/2037	942	407

Nationstar Home Equity Loan Trust
0.407% due 06/25/2037		145	140
Popular ABS Mortgage Pass-Through Trust
0.437% due 06/25/2047		198	172
Renaissance Home Equity Loan Trust
0.847% due 12/25/2033		840	679
Residential Asset Mortgage Products, Inc.
0.417% due 02/25/2037		53	52
Residential Asset Securities Corp.
0.417% due 02/25/2037		78	75
0.847% due 07/25/2032		42	21
SACO I, Inc.
0.407% due 05/25/2036		267	201
Saxon Asset Securities Trust
0.867% due 08/25/2032		1	1
SBI HELOC Trust
0.517% due 08/25/2036		515	501
Securitized Asset-Backed Receivables LLC Trust
0.387% due 01/25/2037		248	236
Soundview Home Equity Loan Trust
0.407% due 11/25/2036		48	25
Structured Asset Securities Corp.
0.637% due 01/25/2033		10	9
0.747% due 05/25/2034		10	9
Washington Mutual Asset-Backed Certificates
0.407% due 10/25/2036		248	153
Wells Fargo Home Equity Trust
0.577% due 10/25/2035		532	522

			21,300

BANK LOAN OBLIGATIONS 0.0%
Ford Motor Co.
3.310% due 12/15/2013		350	332
3.350% due 12/15/2013		388	367

			699

CORPORATE BONDS & NOTES 10.2%
American International Group, Inc.
4.875% due 03/15/2067	EUR	5,300	3,467
5.750% due 03/15/2067	GBP	500	430
8.000% due 05/22/2038	EUR	12,000	10,932
8.625% due 05/22/2038	GBP	700	795
AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,730
6.500% due 01/15/2014		200	225
7.125% due 08/01/2018		700	833
Avnet, Inc.
6.625% due 09/15/2016		600	669
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,600	7,045
Bank of America Corp.
0.560% due 10/14/2016		$1,600	1,421
4.000% due 03/28/2018	EUR	100	113
4.750% due 05/23/2017		6,800	7,737
4.750% due 05/06/2019		2,700	3,111
Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	2,838
Cameron International Corp.
6.375% due 07/15/2018		3,000	3,103
Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,122
6.000% due 06/15/2017		1,000	1,119
CenturyLink, Inc.
6.000% due 04/01/2017		2,800	2,797

Citigroup, Inc.
0.846% due 03/05/2014	EUR	1,300	1,476
0.852% due 06/03/2011		1,900	2,289
0.877% due 02/09/2016		5,035	5,435
5.500% due 10/15/2014		$700	721
CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,059
Computer Sciences Corp.
6.500% due 03/15/2018		5,000	5,586
Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,757
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,209
CSX Corp.
6.750% due 03/15/2011		300	311
Daimler Finance North America LLC
5.750% due 09/08/2011		3,200	3,333
Erac USA Finance LLC
6.375% due 10/15/2017		1,300	1,466
Goldman Sachs Group, Inc.
0.963% due 02/04/2013	EUR	2,000	2,281
1.113% due 02/02/2015		2,500	2,706
HCP, Inc.
5.650% due 12/15/2013		$3,000	3,168
5.950% due 09/15/2011		1,000	1,037
6.700% due 01/30/2018		2,900	3,064
Hospira, Inc.
5.550% due 03/30/2012		800	852
HRPT Properties Trust
5.750% due 11/01/2015		8,250	8,534
International Lease Finance Corp.
5.300% due 05/01/2012		8,000	7,560
5.350% due 03/01/2012		300	285
5.400% due 02/15/2012		2,400	2,286
6.625% due 11/15/2013		8,000	7,460
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		500	474
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		10,400	2,158
6.875% due 05/02/2018 (a)		14,600	3,048
Lennar Corp.
5.950% due 10/17/2011		700	724
Lexmark International, Inc.
6.650% due 06/01/2018		1,400	1,525
Loews Corp.
5.250% due 03/15/2016		800	870
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		2,000	2,055
5.900% due 12/01/2016		1,000	1,007
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,914
6.250% due 03/15/2012		300	317
Masco Corp.
5.875% due 07/15/2012		700	721
6.125% due 10/03/2016		11,000	10,662
Maytag Corp.
5.000% due 05/15/2015		2,200	2,252
Merrill Lynch & Co., Inc.
0.854% due 10/31/2011	EUR	3,300	3,918
0.914% due 01/31/2014		2,700	3,013
0.995% due 08/25/2014		600	663
0.997% due 05/30/2014		1,800	2,001
1.092% due 07/22/2014		3,700	4,121
1.492% due 09/27/2012		6,800	7,994

Morgan Stanley
0.754% due 10/18/2016		$2,200	1,917
1.029% due 03/01/2013	EUR	1,000	1,151
1.041% due 04/13/2016		200	205
5.162% due 03/01/2013	AUD	5,200	4,151
Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	1,095
PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,757
ProLogis
5.625% due 11/15/2015		4,000	3,842
Qwest Corp.
3.787% due 06/15/2013		1,500	1,492
RBS Capital Trust I
4.709% due 12/29/2049		450	230
Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		1,800	1,892
Regions Financial Corp.
7.750% due 11/10/2014		1,400	1,479
Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,404
Ryder System, Inc.
5.850% due 03/01/2014		500	545
Sara Lee Corp.
6.250% due 09/15/2011		2,100	2,224
Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,408
Simon Property Group LP
5.250% due 12/01/2016		1,000	1,067
5.600% due 09/01/2011		200	205
6.125% due 05/30/2018		2,500	2,766
Southwest Airlines Co.
5.125% due 03/01/2017		3,700	3,762
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,111
Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,056
8.750% due 03/15/2032		1,100	1,056
State Street Capital Trust IV
1.537% due 06/15/2037		3,900	2,808
Tyco International Ltd.
7.000% due 12/15/2019		8,500	10,328
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,300	2,815
United Airlines, Inc.
9.060% due 06/17/2015 (a)		$173	2
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,016
WM Covered Bond Program
4.000% due 09/27/2016	EUR	3,500	4,427
4.375% due 05/19/2014		6,900	8,940

			238,950

MORTGAGE-BACKED SECURITIES 8.8%
Adjustable Rate Mortgage Trust
2.856% due 09/25/2035		$493	359
American Home Mortgage Assets
0.537% due 09/25/2046		2,455	1,148
0.577% due 09/25/2046		671	95
1.332% due 11/25/2046		6,332	2,910
American Home Mortgage Investment Trust
2.514% due 10/25/2034		757	647

Banc of America Funding Corp.
4.360% due 02/20/2036	3,561	3,251
5.942% due 10/20/2046	3,904	2,570
5.978% due 01/20/2047	754	540
BCAP LLC Trust
0.517% due 01/25/2037	9,545	4,945
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	3,013	2,849
2.760% due 03/25/2035	7,417	6,878
2.934% due 03/25/2035	1,865	1,722
3.046% due 05/25/2034	1,446	1,327
3.399% due 02/25/2034	83	69
4.388% due 10/25/2033	572	583
4.625% due 10/25/2035	3,732	3,293
4.631% due 05/25/2034	464	436
5.676% due 02/25/2033	62	62
5.701% due 02/25/2036	1,042	730
Bear Stearns Alt-A Trust
4.539% due 09/25/2035	3,817	2,891
5.225% due 11/25/2035	171	97
5.496% due 11/25/2036	5,384	3,350
5.507% due 11/25/2036	2,662	1,705
5.552% due 02/25/2036	6,073	3,244
5.625% due 11/25/2036	1,548	909
6.213% due 08/25/2036	3,910	2,506
Bear Stearns Commercial Mortgage Securities
0.459% due 03/15/2019	137	127
Bella Vista Mortgage Trust
0.598% due 05/20/2045	67	35
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	2,254	1,990
2.810% due 10/25/2035	3,917	3,252
3.157% due 08/25/2035	2,489	2,158
3.938% due 08/25/2035	334	289
5.604% due 07/25/2046	4,587	3,146
Commercial Mortgage Pass-Through Certificates
0.571% due 02/05/2019	300	264
Community Program Loan Trust
4.500% due 10/01/2018	246	248
Countrywide Alternative Loan Trust
0.542% due 12/20/2046	3,231	1,597
0.547% due 05/25/2036	130	65
0.547% due 06/25/2037	3,249	1,674
0.557% due 05/25/2035	2,860	1,696
0.557% due 07/25/2046	2,709	1,432
0.558% due 03/20/2046	155	81
0.597% due 09/25/2046	1,700	101
0.607% due 07/25/2046	1,300	45
0.628% due 09/20/2046	1,700	193
0.697% due 05/25/2037	1,767	864
0.697% due 06/25/2037	897	191
0.767% due 12/25/2035	693	272
1.921% due 11/25/2035	1,255	664
2.461% due 11/25/2035	997	541
5.250% due 06/25/2035	785	614
6.000% due 10/25/2032	12	12
6.000% due 01/25/2037	3,659	2,423
6.000% due 04/25/2037	3,616	2,343
6.250% due 08/25/2037	1,264	830
Countrywide Home Loan Mortgage Pass-Through Trust
0.637% due 04/25/2035	210	117
0.667% due 03/25/2035	2,107	1,157
0.677% due 02/25/2035	181	126
0.687% due 02/25/2035	213	138

0.687% due 03/25/2036	980	279
3.385% due 08/25/2034	232	165
4.113% due 11/19/2033	79	78
5.236% due 01/20/2035	621	602
5.250% due 02/20/2036	1,694	1,236
5.505% due 04/20/2036	1,120	806
5.920% due 09/25/2047	2,899	2,146
Credit Suisse First Boston Mortgage Securities Corp.
1.497% due 03/25/2034	406	341
2.496% due 07/25/2033	74	68
2.918% due 08/25/2033	639	618
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	1,452	804
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	22	21
0.440% due 10/25/2036	240	82
5.500% due 12/25/2035	1,600	1,087
6.300% due 07/25/2036	1,498	788
First Horizon Asset Securities, Inc.
2.841% due 07/25/2033	126	124
2.916% due 12/25/2033	448	434
3.936% due 08/25/2035	414	397
GMAC Mortgage Corp. Loan Trust
3.288% due 06/25/2034	103	87
Greenpoint Mortgage Funding Trust
0.527% due 01/25/2037	2,095	1,132
0.547% due 12/25/2046	1,500	197
0.557% due 04/25/2036	1,147	669
0.567% due 06/25/2045	655	385
0.617% due 11/25/2045	131	73
Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	288	241
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	272	264
GSR Mortgage Loan Trust
2.140% due 03/25/2033	461	453
2.943% due 09/25/2035	655	616
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	303	303
0.538% due 07/21/2036	2,449	1,320
0.538% due 09/19/2037	1,295	693
0.538% due 01/19/2038	7,197	3,824
0.568% due 05/19/2035	1,365	809
0.588% due 03/19/2036	361	194
0.718% due 02/19/2034	10	8
2.964% due 07/19/2035	212	167
3.004% due 05/19/2033	790	793
Indymac IMSC Mortgage Loan Trust
0.527% due 07/25/2047	5,636	2,553
Indymac Index Mortgage Loan Trust
0.557% due 05/25/2046	1,952	1,019
0.587% due 06/25/2037	408	232
0.637% due 11/25/2036	1,400	423
2.785% due 12/25/2034	323	237
5.000% due 08/25/2035	746	542
5.185% due 09/25/2035	761	230
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,774	1,592
JPMorgan Mortgage Trust
4.271% due 11/25/2033	559	559
5.364% due 08/25/2035	1,400	1,364
5.640% due 07/27/2037	2,265	1,969

Luminent Mortgage Trust
0.517% due 12/25/2036	8,537	5,012
MASTR Adjustable Rate Mortgages Trust
0.557% due 04/25/2046	605	319
0.687% due 05/25/2047	1,500	192
MASTR Alternative Loans Trust
0.747% due 03/25/2036	824	276
Mellon Residential Funding Corp.
0.790% due 12/15/2030	14	13
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	9,820	7,469
0.597% due 08/25/2036	593	380
2.698% due 02/25/2033	272	260
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	1,847	1,511
1.249% due 10/25/2035	3,114	2,603
4.250% due 10/25/2035	2,950	2,662
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	366	254
5.420% due 02/25/2036	594	274
5.820% due 03/25/2047	1,292	1,085
6.138% due 03/25/2047	1,100	909
Residential Accredit Loans, Inc.
0.497% due 02/25/2047	2,777	1,219
0.527% due 06/25/2046	6,395	2,663
0.557% due 04/25/2046	153	63
0.652% due 09/25/2046	2,200	154
5.674% due 09/25/2035	1,049	722
Residential Asset Securitization Trust
0.797% due 12/25/2036	743	250
5.750% due 02/25/2036	1,294	957
6.250% due 10/25/2036	926	523
6.500% due 08/25/2036	1,465	979
Residential Funding Mortgage Securities I
5.066% due 09/25/2035	522	375
Structured Adjustable Rate Mortgage Loan Trust
0.567% due 05/25/2037	190	111
1.813% due 01/25/2035	72	38
2.567% due 04/25/2034	1,144	973
2.744% due 02/25/2034	468	433
6.000% due 10/25/2037	959	448
Structured Asset Mortgage Investments, Inc.
0.537% due 07/25/2046	2,017	1,127
0.567% due 05/25/2036	5,687	3,029
0.567% due 09/25/2047	200	58
0.577% due 05/25/2045	946	539
0.597% due 09/25/2047	721	135
0.598% due 07/19/2035	6,546	5,347
0.657% due 12/25/2035	66	36
0.928% due 07/19/2034	27	24
1.921% due 08/25/2047	3,339	1,880
Structured Asset Securities Corp.
3.051% due 10/25/2035	380	299
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	194	107
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	592	570
0.467% due 10/25/2046	47	46
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	5,608	5,097
WaMu Mortgage Pass-Through Certificates
0.567% due 07/25/2046	619	166
0.577% due 04/25/2045	2,083	1,614
0.607% due 11/25/2045	478	371

0.617% due 12/25/2045	1,649	1,243
0.637% due 10/25/2045	203	158
0.657% due 01/25/2045	410	312
0.667% due 01/25/2045	284	221
0.865% due 11/25/2034	1,543	1,003
0.887% due 12/25/2027	1,098	989
1.121% due 02/25/2047	2,217	1,286
1.161% due 01/25/2047	2,025	1,067
1.181% due 04/25/2047	1,373	821
1.241% due 12/25/2046	6,863	4,054
1.392% due 06/25/2046	3,550	2,285
1.412% due 02/25/2046	113	77
1.706% due 05/25/2041	34	32
1.821% due 06/25/2042	222	177
1.821% due 08/25/2042	107	94
2.700% due 06/25/2033	241	232
2.727% due 03/25/2035	858	816
2.784% due 03/25/2034	1,593	1,600
2.829% due 09/25/2033	5,397	5,383
2.870% due 08/25/2034	1,566	1,543
3.359% due 07/25/2046	1,931	1,343
3.359% due 10/25/2046	2,803	1,826
5.415% due 04/25/2037	3,311	2,511
5.504% due 12/25/2036	3,798	2,797
5.574% due 02/25/2037	2,033	1,489
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.597% due 07/25/2046	394	97
1.361% due 07/25/2046	1,239	570
1.391% due 05/25/2046	3,487	1,862
Washington Mutual MSC Mortgage Pass-Through Certificates
3.267% due 02/25/2033	10	9
Wells Fargo Mortgage-Backed Securities Trust
2.980% due 04/25/2036	1,125	1,046
4.807% due 03/25/2036	4,480	3,979
5.698% due 04/25/2036	892	331

		205,650

MUNICIPAL BONDS & NOTES 0.3%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	745	642
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,745
5.000% due 06/01/2041	500	328
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,273
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	113

		7,101

	SHARES
PREFERRED STOCKS 0.0%
SLM Corp.
4.071% due 01/16/2018	15,700	259

U.S. GOVERNMENT AGENCIES 1.7%
Fannie Mae
0.407% due 07/25/2037	$3,486	3,180
0.467% due 03/25/2034	30	30
0.497% due 08/25/2034	23	22
0.547% due 10/27/2037	7,400	7,389
0.747% due 06/25/2029	24	24
1.621% due 06/01/2043	278	280
1.627% due 10/01/2044	281	278
2.542% due 06/01/2035	153	160
2.627% due 12/01/2034	134	139
2.817% due 11/01/2034 (f)	2,988	3,123
3.036% due 03/01/2033	221	225
3.111% due 05/01/2026	23	24
3.777% due 09/01/2019	12	12
4.680% due 12/01/2036	293	306
4.864% due 09/01/2035	661	704
5.700% due 08/01/2018 (f)	3,741	4,259
6.000% due 04/25/2043 - 07/25/2044	1,772	1,948
6.500% due 06/25/2044	49	54
Federal Housing Administration
6.896% due 07/01/2020	902	898
7.430% due 09/01/2022 - 11/01/2022	59	59
Freddie Mac
0.204% due 02/01/2011 (g)	203	203
0.254% due 05/04/2011 (g)	288	288
0.277% due 08/05/2011 (g)	1,619	1,620
0.388% due 01/28/2011 (g)	1,280	1,281
0.607% due 08/25/2031	51	47
0.700% due 12/15/2030	237	237
0.800% due 12/15/2031	112	112
1.621% due 10/25/2044	404	410
2.803% due 06/01/2024	51	54
3.498% due 09/01/2035	137	142
4.500% due 07/15/2018	1,262	1,303
4.792% due 11/01/2035	733	778
4.825% due 10/01/2035	592	619
4.992% due 08/01/2035	674	710
5.000% due 03/15/2025	598	601
5.079% due 03/01/2036	449	468
5.098% due 10/01/2035	669	714
Ginnie Mae
3.125% due 10/20/2029	32	33
6.000% due 08/20/2034	4,963	5,597

		38,331

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
2.750% due 05/31/2017	6,300	6,438

Total United States (Cost $604,738)		518,728

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS 0.2%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	3,000	3,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $3,071. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2010 (Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,288. Repurchase proceeds are $1,259.)	1,259	1,259

		4,259

U.S. TREASURY BILLS 0.3%
0.138% due 07/08/2010 - 11/26/2010 (b)(d)(e)(g)	7,065	7,064

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.108% due 07/15/2010 (d)(e)	718	718

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.9%
	4,514,880	45,212

Total Short-Term Instruments (Cost $57,253)		57,253

Total Investments 95.8% (Cost $2,395,055)		$2,241,839
Written Options (i) (0.2%) (Premiums $3,449)		(4,864)
Other Assets and Liabilities (Net) 4.4%		103,184

Net Assets 100.0%		$2,340,159

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $650 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Securities with an aggregate market value of $3,750 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $6,503 at a weighted average interest rate of 0.228%. On June 30, 2010, securities valued at $7,105 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $4,962 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2011	144	$477
90-Day Euribor March Futures	Long	03/2011	37	143
Australia Government 3-Year Bond September Futures	Long	09/2010	137	87
Euro-Bund 10-Year Bond September Futures	Long	09/2010	850	681
U.S. Treasury 10-Year Note September Futures	Long	09/2010	323	813
United Kingdom Government 10-Year Bond September Futures	Long	09/2010	300	933

				$3,134

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.468%		$1,600	$(9)	$0	$(9)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.551%		200	(3)	(3)	0
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	0.798%		700	(15)	0	(15)
Avnet, Inc.	BCLY	(1.000%	)	09/20/2016	1.645%		600	21	19	2
Bank of America Corp.	CITI	(0.170%	)	12/20/2016	1.532%		1,600	124	0	124
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.363%		4,000	(49)	0	(49)
Barclays Bank PLC	DUB	(1.000%	)	12/20/2017	2.224%		4,600	358	102	256
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	2.224%		6,900	(60)	0	(60)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.960%		2,700	(16)	0	(16)
British Sky Broadcasting Group PLC	DUB	(1.000%	)	03/20/2018	1.162%		1,500	16	(22)	38
Cameron International Corp.	DUB	(0.770%	)	09/20/2018	1.911%		3,000	232	0	232
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.765%		1,000	(14)	(19)	5
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.777%		1,000	(14)	(19)	5
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	2.189%		2,800	266	0	266
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.916%		2,000	35	0	35
CommonWealth REIT	MSC	(1.960%	)	12/20/2015	2.392%		8,250	168	0	168
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	1.304%		1,000	37	0	37
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	1.304%		4,000	32	0	32
COX Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.116%		1,700	(1)	0	(1)
CSX Corp.	BOA	(1.000%	)	03/20/2011	0.172%		300	(2)	(3)	1
Daimler Finance North America LLC	RBS	(0.620%	)	09/20/2011	0.691%		1,100	1	0	1
ERAC USA Finance LLC	GSC	(0.800%	)	12/20/2017	0.907%		1,300	9	0	9
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	1.891%		500	41	0	41
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	2.176%		2,900	189	0	189
HCP, Inc.	DUB	(1.000%	)	09/20/2011	1.172%		300	1	1	0
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.191%		700	5	0	5
HCP, Inc.	MSC	(2.030%	)	12/20/2013	1.802%		3,000	(24)	0	(24)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	6.057%		2,400	221	0	221
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	6.096%		8,000	629	0	629
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	6.396%		8,000	1,075	0	1,075
Lennar Corp.	MLP	(5.750%	)	12/20/2012	3.768%		700	(34)	0	(34)
Lexmark International, Inc.	BOA	(1.000%	)	06/20/2018	1.676%		1,400	64	65	(1)
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.384%		800	44	0	44
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	12/20/2016	2.193%		1,000	67	98	(31)
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.975%		1,900	1	0	1
Marsh & McLennan Cos., Inc.	BOA	(1.000%	)	03/20/2012	0.991%		300	0	(5)	5
Masco Corp.	CITI	(1.910%	)	12/20/2016	2.778%		11,000	516	0	516
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.701%		700	17	0	17
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.546%		2,200	9	0	9
Merrill Lynch & Co., Inc.	DUB	(1.540%	)	06/20/2018	1.906%		2,000	48	0	48
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	2.771%		300	4	3	1
Norfolk Southern Corp.	BOA	(1.000%	)	09/20/2014	0.404%		1,000	(25)	(20)	(5)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.469%		2,500	(11)	0	(11)
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.535%		6,800	(2)	0	(2)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	0.915%		4,000	23	0	23
ProLogis	BOA	(1.480%	)	12/20/2015	4.271%		4,000	500	0	500
Reed Elsevier Capital, Inc.	DUB	(0.250%	)	09/20/2011	0.410%		1,500	3	4	(1)
Reed Elsevier Capital, Inc.	DUB	(1.000%	)	09/20/2011	0.410%		300	(2)	(3)	1
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	1.486%		4,000	32	0	32
Rio Tinto Alcan, Inc.	BOA	(0.290%	)	03/20/2011	0.213%		2,400	(2)	0	(2)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	1.394%		500	7	5	2
Sara Lee Corp.	CITI	(0.330%	)	09/20/2011	0.316%		1,600	0	0	0
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	1.138%		2,300	46	0	46
Simon Property Group LP	DUB	(1.000%	)	09/20/2011	0.821%		200	(1)	(1)	0
Simon Property Group LP	DUB	(1.000%	)	12/20/2016	1.605%		1,000	35	32	3
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.681%		2,500	124	0	124
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.472%	GBP	5,500	(2)	0	(2)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.656%		$3,300	199	0	199
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2017	1.630%		400	15	23	(8)
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	1.093%		1,000	6	(20)	26
Sprint Capital Corp.	MLP	(0.460%	)	03/20/2012	2.529%		3,700	129	0	129
Tate & Lyle International Finance PLC	DUB	(0.250%	)	06/20/2011	0.881%		100	1	0	1
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.374%		1,000	36	0	36
Tyco International Ltd.	BOA	(1.000%	)	12/20/2019	0.777%		1,000	(19)	(17)	(2)
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	0.777%		7,500	(213)	0	(213)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	3.487%		1,000	112	0	112
Valeo S.A	CSFB	(1.000%	)	06/20/2013	2.241%	EUR	4,000	171	249	(78)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	1.037%		$5,300	4	(46)	50
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.327%		600	13	0	13
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.327%		6,400	(79)	0	(79)
Vivendi S.A.	RBS	(3.100%	)	06/20/2013	1.037%		1,440	(88)	0	(88)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.790%		500	12	0	12

								$5,013	$423	$4,590

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	BOA	1.000%	06/20/2015	0.587%	$15,200	$302	$261	$41
Japan Government International Bond	RBS	0.480%	12/20/2010	0.141%	1,500	3	0	3
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.738%	5,100	65	49	16
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	6,100	77	46	31
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.738%	20,100	255	134	121
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	23,900	303	153	150

						$1,005	$643	$362

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-8 10-Year Index	CSFB	(0.600%	)	06/20/2017	51,498	$2,775	$1,272	$1,503
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	95,154	5,127	2,164	2,963
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	$19,245	35	(112)	147

						$7,937	$3,324	$4,613

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$385	$(11)	$396
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	589	(17)	606
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	729	23	706
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	147	0	147
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	583	0	583
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	DUB	AUD	196,900	1,219	63	1,156
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	23,200	340	(68)	408
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB	AUD	24,900	556	114	442
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BOA	JPY	7,670,000	1,955	607	1,348
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		10,800,000	2,753	806	1,947
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BCLY		540,000	299	(16)	315
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		5,670,000	3,138	(225)	3,363
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		3,570,000	1,976	(144)	2,120

							$14,669	$1,132	$13,537

(i)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$119.500	07/23/2010	179	$56	$16

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$5,000	$45	$0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	18,100	99	467
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	18,100	104	2
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	29,200	98	683
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	29,200	161	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	13,600	92	546
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	13,600	80	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	52,900	344	1,364
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	52,900	423	6
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	38,100	328	1,531
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	38,100	160	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	4,600	23	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	8,800	59	227
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	8,800	70	1
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	24,100	145	10
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	5,400	47	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100,000	987	0

							$3,265	$4,839

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010	$3,100	$35	$6
Call - OTC USD versus MXN	MXN	16.250	09/22/2010	3,400	93	3

					$128	$9

(j)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	7,818	07/2010	CSFB	$0	$(88)	$(88)
Sell		127,527	07/2010	JPM	3,691	0	3,691
Buy	BRL	320	08/2010	GSC	0	0	0
Buy	CAD	9,461	07/2010	CITI	0	(118)	(118)
Sell		14,732	07/2010	CITI	30	0	30
Sell		859	07/2010	MSC	6	0	6
Sell		19,519	07/2010	UBS	1,072	0	1,072
Buy	CLP	30,015	01/2011	JPM	0	(6)	(6)
Buy	CNY	92,328	11/2010	BCLY	0	(217)	(217)
Sell		31,631	11/2010	BCLY	0	(25)	(25)
Buy		4,172	11/2010	CITI	0	(13)	(13)
Buy		4,259	11/2010	DUB	0	(13)	(13)
Sell		45,178	11/2010	DUB	67	0	67
Sell		30,936	11/2010	HSBC	64	0	64
Buy		8,368	11/2010	JPM	0	(25)	(25)
Sell		23,353	11/2010	JPM	47	0	47
Buy		41,809	11/2010	MSC	0	(167)	(167)
Sell		31,274	11/2010	RBS	0	(24)	(24)
Buy		37,591	11/2010	UBS	0	(51)	(51)
Sell		31,592	01/2011	BCLY	0	(34)	(34)
Buy		40,564	01/2011	BOA	0	(76)	(76)
Sell		97,118	01/2011	CITI	0	(62)	(62)
Buy		120,949	01/2011	HSBC	0	(203)	(203)
Buy		45,255	01/2011	JPM	0	(84)	(84)
Sell		99,745	01/2011	JPM	0	(64)	(64)
Buy		46,842	01/2011	MSC	0	(100)	(100)
Buy		17,268	04/2011	BCLY	0	(36)	(36)
Buy		8,909	04/2011	CSFB	0	(19)	(19)
Buy		5,677	04/2011	HSBC	0	(13)	(13)
Buy		7,012	04/2011	JPM	0	(16)	(16)
Buy		17,542	04/2011	MSC	0	(38)	(38)
Buy		21,265	06/2011	BCLY	0	(18)	(18)
Buy		55,609	06/2011	DUB	0	(148)	(148)
Buy		49,970	06/2011	JPM	0	(122)	(122)
Buy		19,586	06/2011	RBS	0	(14)	(14)
Buy	DKK	94,308	09/2010	CITI	0	(131)	(131)
Sell		75,100	01/2011	GSC	2,618	0	2,618
Buy	EUR	2,480	07/2010	BCLY	0	(43)	(43)
Sell		42,925	07/2010	BCLY	201	0	201
Buy		4,918	07/2010	BNP	0	(68)	(68)
Sell		2,000	07/2010	BOA	27	0	27
Buy		15,441	07/2010	CITI	71	(59)	12
Sell		148,858	07/2010	CITI	4,174	(80)	4,094
Buy		1,627	07/2010	CSFB	5	(1)	4
Sell		18,782	07/2010	CSFB	0	(317)	(317)
Buy		3,763	07/2010	DUB	101	0	101
Sell		1,862	07/2010	DUB	20	0	20
Buy		20	07/2010	JPM	0	0	0
Sell		2,500	07/2010	JPM	8	0	8
Sell		4,434	07/2010	MSC	22	0	22
Buy		1,975	07/2010	RBC	0	(56)	(56)
Buy		71,990	07/2010	RBS	11	(26)	(15)
Sell		20,319	07/2010	RBS	68	(48)	20
Buy		9,735	07/2010	UBS	0	(48)	(48)
Sell		51,943	07/2010	UBS	791	0	791
Sell		3,682	08/2010	CITI	42	0	42
Buy	GBP	51,819	09/2010	BOA	622	0	622
Buy	IDR	36,123,200	09/2010	JPM	512	0	512
Buy		10,554,840	11/2010	BCLY	58	0	58
Buy		10,411,100	11/2010	CITI	52	0	52
Buy		4,840,320	11/2010	DUB	13	0	13
Buy		9,654,250	11/2010	HSBC	35	0	35
Sell	INR	371	03/2011	BCLY	0	0	0
Sell		345	03/2011	HSBC	0	0	0
Sell		357	03/2011	JPM	0	0	0
Sell		407	03/2011	UBS	0	0	0
Sell	JPY	73,280	07/2010	BNP	0	(8)	(8)
Buy		82,995,779	07/2010	BOA	32,321	0	32,321
Sell		325,000	07/2010	BOA	0	(94)	(94)
Buy		3,539,000	07/2010	CITI	156	0	156
Sell		2,864,000	07/2010	CITI	0	(75)	(75)
Buy		7,798	07/2010	CSFB	3	0	3
Sell		923,084	07/2010	CSFB	0	(335)	(335)
Buy		9,151,725	07/2010	MSC	3,060	0	3,060
Buy		869,790	07/2010	RBC	330	0	330
Sell		1,855,773	07/2010	RBS	0	(631)	(631)
Sell		7,426,896	08/2010	CITI	0	(2,955)	(2,955)
Buy	KRW	984,000	07/2010	BCLY	0	(26)	(26)
Sell		3,423,110	07/2010	BCLY	133	0	133
Buy		3,694,622	07/2010	CITI	0	(205)	(205)
Buy		1,953,287	07/2010	DUB	0	(49)	(49)
Buy		1,622,712	07/2010	MSC	0	(45)	(45)
Sell		4,831,512	07/2010	MSC	191	0	191
Sell		4,732,032	08/2010	BCLY	189	0	189
Buy		3,884,143	08/2010	MSC	0	(127)	(127)
Sell		1,999,071	08/2010	MSC	80	0	80
Buy		2,217,652	11/2010	BCLY	0	(83)	(83)
Sell		988,363	11/2010	BCLY	28	0	28
Buy		393,030	11/2010	BOA	0	(12)	(12)
Buy		2,909,373	11/2010	CITI	0	(124)	(124)
Sell		4,659,292	11/2010	CITI	229	0	229
Buy		383,658	11/2010	DUB	0	(17)	(17)
Buy		199,410	11/2010	GSC	0	(7)	(7)
Buy		2,658,000	11/2010	JPM	0	(152)	(152)
Buy		1,496,430	11/2010	MSC	0	(79)	(79)
Sell		2,646,695	11/2010	RBS	84	0	84
Buy	MXN	66	09/2010	DUB	0	0	0
Buy		60,798	09/2010	UBS	0	(46)	(46)
Sell	MYR	69	10/2010	BCLY	0	(1)	(1)
Sell		41	10/2010	CITI	0	(1)	(1)
Sell		30	10/2010	DUB	0	0	0
Buy	NOK	41,491	09/2010	CITI	0	(105)	(105)
Sell	PHP	1,148	11/2010	BCLY	0	0	0
Sell		1,134	11/2010	CITI	0	0	0
Buy		2,282	11/2010	UBS	0	(1)	(1)
Buy	SEK	106,694	09/2010	CITI	0	(7)	(7)
Sell	SGD	703	09/2010	GSC	0	(3)	(3)
Sell		118	09/2010	JPM	0	0	0
Sell	TWD	85	10/2010	BCLY	0	0	0
Sell		252	10/2010	CITI	0	0	0
Sell		587	01/2011	DUB	0	0	0
Sell		359	01/2011	JPM	0	0	0
Sell		553	01/2011	MSC	0	0	0
Sell		299	01/2011	UBS	0	0	0
Buy	ZAR	74	07/2010	BCLY	0	0	0
Sell		74	07/2010	BCLY	0	0	0
Buy		74	10/2010	BCLY	0	0	0

					$51,232	$(7,859)	$43,373

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$141,053	$0	$141,053
Bermuda	0	7,499	0	7,499
Canada	0	97,133	15,350	112,483
Cayman Islands	0	9,192	0	9,192
Denmark	0	25,648	0	25,648
France
Corporate Bonds & Notes	0	109,626	0	109,626
Sovereign Issues	0	188,142	0	188,142
Germany
Corporate Bonds & Notes	0	27,324	0	27,324
Sovereign Issues	0	427,114	0	427,114
Ireland	0	6,164	0	6,164
Italy	0	2,089	0	2,089
Japan	0	83,308	0	83,308
Luxembourg	0	6,113	0	6,113
Netherlands	0	204,578	0	204,578
Norway	0	8,159	0	8,159
Qatar	0	1,040	0	1,040
South Korea	0	6,881	0	6,881
Sweden	0	7,702	0	7,702
United Kingdom
Asset-Backed Securities	0	4,660	0	4,660
Corporate Bonds & Notes	0	166,944	0	166,944
Mortgage-Backed Securities	0	8,284	0	8,284
Sovereign Issues	0	111,855	0	111,855
United States
Asset-Backed Securities	0	21,300	0	21,300
Bank Loan Obligations	0	699	0	699
Corporate Bonds & Notes	0	238,950	0	238,950
Mortgage-Backed Securities	0	203,681	1,969	205,650
Municipal Bonds & Notes	0	7,101	0	7,101
Preferred Stocks	0	259	0	259
U.S. Government Agencies	0	37,373	958	38,331
U.S. Treasury Obligations	0	6,438	0	6,438
Short-Term Instruments	45,212	12,041	0	57,253

Investments, at value	$45,212	$2,178,350	$18,277	$2,241,839
Financial Derivative Instruments (3)	$3,134	$61,611	$0	$64,745

Totals	$48,346	$2,239,961	$18,277	$2,306,584

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Canada	$16,363	$0	$0	$0	$(1,013)	$0	$0	$15,350	$(1,013)
United Kingdom Corporate Bonds & Notes	430	0	0	0	(38)	0	(392)	0	0
United States Mortgage-Backed Securities	0	1,848	1	13	107	0	0	1,969	107
U.S. Government Agencies	974	(20)	0	0	4	0	0	958	4

Investments, at value	$17,767	$1,828	$1	$13	$(940)	$0	$(392)	$18,277	$(902)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.4%
Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	5,000	$4,211
Bank of Queensland Ltd.
5.500% due 10/22/2012		2,000	1,694
Citigroup Pty Ltd.
5.500% due 06/18/2012		9,000	7,624
5.570% due 06/18/2012		23,500	19,792
Commonwealth Bank of Australia
4.500% due 02/20/2014		18,900	15,518
5.750% due 12/17/2013		7,400	6,297
ING Bank Australia Ltd.
5.243% due 08/28/2013		2,000	1,676
5.500% due 10/08/2012		1,200	1,016
5.750% due 08/28/2013		3,800	3,246
5.750% due 06/24/2014		400	341
5.750% due 03/03/2015		3,000	2,571
Macquarie Bank Ltd.
2.600% due 01/20/2012		$15,000	15,334
3.300% due 07/17/2014		1,600	1,680
Medallion Trust
0.627% due 05/25/2035		1,821	1,757
National Australia Bank Ltd.
3.375% due 07/08/2014		1,500	1,571
5.750% due 12/19/2013	AUD	2,300	1,970
New South Wales Treasury Corp.
6.000% due 05/01/2012		3,350	2,880
Puma Finance Ltd.
0.548% due 02/21/2038		$2,850	2,674
4.878% due 08/22/2037	AUD	3,110	2,550
5.220% due 07/12/2036		1,372	1,117
Seven Media Group
6.843% due 12/28/2012		1,500	1,158
7.040% due 02/07/2013		6,286	4,854
Superannuation Members Home Loans Global Fund
0.677% due 03/09/2036		$4,121	4,087
Swan Trust
0.501% due 05/12/2037		224	219
Torrens Trust
5.160% due 10/19/2038	AUD	7,341	6,068
Westpac Banking Corp.
0.817% due 09/10/2014		$10,000	10,020
2.700% due 12/09/2014		5,000	5,092
4.750% due 03/05/2014	AUD	2,000	1,657
5.093% due 05/25/2017		1,000	819

Total Australia (Cost $124,997)			129,493

BERMUDA 0.4%
Merna Reinsurance Ltd.
0.940% due 07/07/2010		$10,700	10,698

Total Bermuda (Cost $10,689)			10,698

CANADA 7.2%
Agrium, Inc.
6.750% due 01/15/2019		$5,000	5,814
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	17,708
Canada Government Bond
1.500% due 06/01/2012		33,300	31,346
2.500% due 06/01/2015		25,200	23,866
2.750% due 12/01/2010		45,000	42,630
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,600	11,829

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	1,700	1,663
Glacier Credit Card Trust
5.027% due 02/20/2013		6,400	6,369
Honda Canada Finance, Inc.
1.064% due 03/26/2012		3,000	2,709
Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,698
Province of Ontario Canada
5.600% due 06/02/2035		8,400	9,053
6.200% due 06/02/2031		7,400	8,501
Province of Quebec Canada
5.000% due 12/01/2038		29,600	29,136
5.750% due 12/01/2036		16,500	17,899

Total Canada (Cost $214,019)			211,221

CAYMAN ISLANDS 0.3%
Foundation Re II Ltd.
7.195% due 11/26/2010		$1,650	1,578
Green Valley Ltd.
4.240% due 01/10/2011	EUR	2,400	2,939
Vita Capital III Ltd.
1.391% due 01/01/2011		$4,000	3,961

Total Cayman Islands (Cost $9,167)			8,478

DENMARK 0.3%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,081	192
Realkredit Danmark A/S
2.000% due 01/01/2011		35,000	5,767
2.450% due 01/01/2038		14,546	2,343

Total Denmark (Cost $9,460)			8,302

FRANCE 11.2%
ASSET-BACKED SECURITIES 0.0%
AUTO Asset-Backed Securities SRL
0.802% due 02/25/2019	EUR	253	305

CORPORATE BONDS & NOTES 4.6%
BNP Paribas Home Loan Covered Bonds S.A.
2.250% due 10/01/2012		4,000	4,966
3.000% due 07/23/2013		800	1,010
4.125% due 01/24/2011		13,600	16,899
4.750% due 05/28/2013		3,800	5,023
BPCE S.A.
6.117% due 10/29/2049		3,600	3,016
Cie de Financement Foncier
2.000% due 02/17/2012		6,700	8,270
2.250% due 01/25/2013		11,700	14,477
3.875% due 02/11/2011		4,000	4,971
4.500% due 01/09/2013		3,500	4,570
Dexia Credit Local
0.544% due 01/12/2012		$23,500	23,368
0.808% due 04/29/2014		12,100	12,098
1.188% due 09/23/2011		13,800	13,823
2.375% due 09/23/2011		7,860	7,970
2.750% due 01/10/2014		3,300	3,325
Dexia Municipal Agency
4.750% due 06/06/2011	EUR	2,100	2,649
Vivendi S.A.
5.750% due 04/04/2013		$7,000	7,516

			133,951

SOVEREIGN ISSUES 6.6%
France Government Bond
3.500% due 04/25/2015	EUR	4,600	6,031
3.750% due 10/25/2019		1,700	2,208
4.000% due 10/25/2013		8,000	10,635
4.000% due 04/25/2014		11,400	15,219
4.000% due 10/25/2014		39,000	52,158
4.250% due 04/25/2019		25,800	34,937
4.250% due 10/25/2023		19,588	26,190
5.500% due 04/25/2029		1,840	2,830
France Treasury Notes
3.000% due 01/12/2011		29,200	36,186
3.750% due 01/12/2013		400	523
Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		1,700	2,118
2.875% due 09/22/2014		$2,700	2,791
3.375% due 05/05/2014		1,100	1,150

			192,976

Total France (Cost $359,880)			327,232

GERMANY 21.7%
ASSET-BACKED SECURITIES 0.0%
Driver One GmbH
0.543% due 10/21/2015	EUR	68	82

CORPORATE BONDS & NOTES 2.3%
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		17,600	21,912
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		25,200	30,828
2.500% due 10/11/2010		3,500	4,302
3.875% due 01/21/2019		8,500	11,261

			68,303

SOVEREIGN ISSUES 19.4%
Republic of Germany
1.250% due 03/11/2011		2,100	2,583
2.250% due 12/10/2010		4,900	6,041
2.250% due 04/10/2015		5,800	7,352
3.250% due 01/04/2020		15,000	19,488
3.500% due 04/08/2011		38,000	47,534
3.750% due 07/04/2013		16,100	21,380
3.750% due 01/04/2019		12,100	16,332
4.000% due 10/11/2013		29,210	39,368
4.000% due 01/04/2037		1,200	1,650
4.250% due 07/04/2014		1,700	2,328
4.500% due 01/04/2013		5,700	7,621
4.750% due 07/04/2034		10,600	16,069
4.750% due 07/04/2040		4,100	6,393
5.000% due 07/04/2012		66,600	88,582
5.250% due 01/04/2011		13,000	16,291
5.500% due 01/04/2031		52,950	85,959
5.625% due 01/04/2028		20,270	32,774
6.250% due 01/04/2030		29,512	51,698
6.500% due 07/04/2027		56,260	98,964

			568,407

Total Germany (Cost $646,290)			636,792

IRELAND 0.6%
Celtic Residential Irish Mortgage Securitisation
0.668% due 06/13/2035	EUR	661	806
DECO Series
0.815% due 10/27/2019		39	43

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011		6,750	8,333
German Residential Asset Note Distributor PLC
0.884% due 07/20/2016		1,469	1,532
Immeo Residential Finance PLC
0.879% due 12/15/2016		4,059	4,284
SC Germany Auto
0.506% due 08/11/2015		902	1,093
0.564% due 07/10/2019		433	516

Total Ireland (Cost $18,184)			16,607

ITALY 0.0%
Argo Mortgage SRL
1.145% due 10/28/2036	EUR	45	55
Vela Home SRL
0.924% due 10/24/2027		274	334

Total Italy (Cost $456)			389

JAPAN 10.5%
SOVEREIGN ISSUES 10.5%
Japan Government International Bond
0.200% due 02/15/2012	JPY	2,830,000	32,035
0.700% due 09/20/2014		2,420,000	27,866
0.900% due 03/20/2014		5,110,000	59,242
1.500% due 12/20/2017		8,900,000	106,827
1.500% due 09/20/2018		2,150,000	25,691
1.800% due 06/20/2017		2,850,000	34,930
2.300% due 06/20/2035		800,000	9,750
2.400% due 03/20/2034		950,000	11,789

Total Japan (Cost $270,088)			308,130

JERSEY, CHANNEL ISLANDS 0.3%
Arran Funding Ltd.
0.587% due 12/15/2012		$400	398
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,279	1,555
WPP PLC
6.000% due 04/04/2017	GBP	4,075	6,469

Total Jersey, Channel Islands (Cost $6,901)			8,422

LUXEMBOURG 0.6%
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,214
6.550% due 10/01/2017		13,000	14,963

Total Luxembourg (Cost $15,117)			17,177

MEXICO 0.0%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	357

Total Mexico (Cost $540)			357

NETHERLANDS 8.6%
ABN AMRO Bank NV
3.750% due 01/12/2012	EUR	9,300	11,769
Achmea Hypotheekbank NV
0.694% due 11/03/2014		$7,200	7,177
Arena BV
4.300% due 05/19/2055	EUR	500	623
Atomium Mortgage Finance BV
0.638% due 07/01/2034		227	269
Delphinus BV
0.859% due 09/25/2096		400	481

Dutch MBS BV
0.754% due 07/02/2037		194	229
Dutch Mortgage Portfolio Loans BV
0.938% due 11/20/2035		721	857
Fortis Bank Nederland NV
3.375% due 05/19/2014		19,000	24,538
ING Bank NV
3.900% due 03/19/2014		$2,600	2,790
LeasePlan Corp. NV
3.000% due 05/07/2012		1,920	1,976
3.125% due 02/10/2012	EUR	50	63
3.250% due 05/22/2014		5,300	6,825
Netherlands Government International Bond
4.000% due 01/15/2011		104,400	130,096
4.000% due 07/15/2018		100	136
4.250% due 07/15/2013		4,890	6,550
4.500% due 07/15/2017		8,600	12,028
5.500% due 01/15/2028		200	318
NIBC Bank NV
0.916% due 12/02/2014		$22,500	22,510
2.800% due 12/02/2014		18,350	18,612
3.500% due 04/07/2014	EUR	3,700	4,789
Saecure BV
0.842% due 05/25/2036		151	182

Total Netherlands (Cost $261,116)			252,818

NORWAY 0.4%
DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	2,000	2,594
4.500% due 05/16/2011		3,100	3,891
4.625% due 07/03/2012		3,100	4,023

Total Norway (Cost $11,390)			10,508

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	5,452

Total South Korea (Cost $6,475)			5,452

SUPRANATIONAL 0.7%
European Investment Bank
3.625% due 10/15/2011	EUR	17,300	21,923

Total Supranational (Cost $21,855)			21,923

SWEDEN 0.1%
Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	2,600	3,268

Total Sweden (Cost $3,313)			3,268

UNITED KINGDOM 8.7%
Bank of Scotland PLC
3.750% due 07/26/2010	EUR	6,400	7,846
4.500% due 09/10/2010		1,000	1,229
4.500% due 10/23/2013		500	643
5.243% due 07/24/2012	AUD	7,600	6,424
5.250% due 07/24/2012		4,000	3,365
Barclays Bank PLC
2.700% due 03/05/2012		$300	308
10.179% due 06/12/2021		4,480	5,620
Bauhaus Securities Ltd.
0.974% due 10/30/2052	EUR	209	253
BP Capital Markets PLC
0.667% due 04/11/2011		$1,300	1,244
GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,097

Great Hall Mortgages PLC
0.669% due 06/18/2039		$2,304	1,927
0.857% due 03/18/2039	EUR	3,141	3,330
Hanson Ltd.
6.125% due 08/15/2016		$2,000	1,930
HBOS PLC
6.750% due 05/21/2018		2,000	1,876
LBG Capital No.1 PLC
8.000% due 12/29/2049		500	392
8.500% due 12/29/2049		20,900	16,406
LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	1,600	2,331
Lloyds TSB Bank PLC
12.000% due 12/29/2049		$11,300	11,371
National Grid PLC
4.980% due 06/22/2011 (k)	CAD	4,900	4,716
Pearson Dollar Finance PLC
5.500% due 05/06/2013		$2,500	2,697
Permanent Financing PLC
0.843% due 09/10/2032	EUR	100	122
Royal Bank of Scotland Group PLC
1.213% due 04/23/2012		$17,200	17,426
1.450% due 10/20/2011		8,000	8,018
2.650% due 04/23/2012		4,500	4,615
3.750% due 11/14/2011	EUR	10,800	13,676
Smiths Group PLC
7.875% due 07/12/2010	GBP	7,000	10,469
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,568
United Kingdom Gilt
4.250% due 06/07/2032	GBP	1,000	1,520
4.250% due 03/07/2036		10,850	16,422
4.250% due 09/07/2039		4,300	6,510
4.500% due 03/07/2019		17,800	29,199
4.500% due 12/07/2042		7,700	12,207
4.750% due 03/07/2020		2,000	3,332
4.750% due 12/07/2038		28,700	47,087

Total United Kingdom (Cost $256,735)			255,176

UNITED STATES 21.1%
ASSET-BACKED SECURITIES 1.8%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$1,403	1,390
Accredited Mortgage Loan Trust
0.397% due 02/25/2037		96	95
4.330% due 06/25/2033		335	278
Amortizing Residential Collateral Trust
0.927% due 07/25/2032		44	38
Amresco Residential Securities Mortgage Loan Trust
1.287% due 06/25/2029		221	173
Asset-Backed Funding Certificates
0.407% due 01/25/2037		605	592
Bear Stearns Asset-Backed Securities Trust
0.417% due 12/25/2036		52	47
0.423% due 10/25/2036		36	33
0.747% due 10/27/2032		91	71
1.007% due 10/25/2032		59	55
1.347% due 10/25/2037		138	107
BNC Mortgage Loan Trust
0.447% due 05/25/2037		1,966	1,717
Carrington Mortgage Loan Trust
0.397% due 01/25/2037		1,140	1,084
0.667% due 10/25/2035		157	148

Citigroup Mortgage Loan Trust, Inc.
0.447% due 10/25/2036	105	103
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	361	376
6.681% due 12/01/2033	271	277
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	68	67
0.397% due 07/25/2037	200	195
0.397% due 06/25/2047	982	948
0.417% due 06/25/2047	259	248
0.427% due 06/25/2037	22	22
0.427% due 10/25/2047	253	240
0.447% due 09/25/2047	3,595	3,441
0.457% due 10/25/2046	63	62
0.527% due 09/25/2036	562	430
0.687% due 12/25/2036	1,190	538
Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032	67	50
Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036	28	25
First Alliance Mortgage Loan Trust
0.578% due 12/20/2027	13	9
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	119	116
Fremont Home Loan Trust
0.397% due 10/25/2036	12	12
0.407% due 01/25/2037	30	26
0.457% due 02/25/2036	45	44
Home Equity Asset Trust
0.947% due 11/25/2032	2	1
JPMorgan Mortgage Acquisition Corp.
0.397% due 10/25/2036	150	145
0.437% due 10/25/2036	616	574
0.457% due 08/25/2036	180	81
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	12	11
MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036	19	19
Merrill Lynch Mortgage Investors, Inc.
0.427% due 09/25/2037	52	15
0.467% due 02/25/2037	133	92
Mesa Trust Asset-Backed Certificates
0.747% due 12/25/2031	304	223
Morgan Stanley ABS Capital I
0.397% due 10/25/2036	9	9
Nationstar Home Equity Loan Trust
0.407% due 06/25/2037	194	187
0.467% due 04/25/2037	17	16
Nelnet Student Loan Trust
0.846% due 04/27/2015	23	23
Popular ABS Mortgage Pass-Through Trust
0.437% due 06/25/2047	278	241
Renaissance Home Equity Loan Trust
0.847% due 12/25/2033	151	122
Residential Asset Mortgage Products, Inc.
0.417% due 02/25/2037	176	172
0.907% due 06/25/2032	7	5
Residential Asset Securities Corp.
0.417% due 02/25/2037	129	124
0.847% due 07/25/2032	219	110
Securitized Asset-Backed Receivables LLC Trust
0.477% due 05/25/2037	70	52

SLC Student Loan Trust
0.987% due 06/15/2017		100	100
SLM Student Loan Trust
0.306% due 10/27/2014		261	261
0.316% due 07/25/2017		196	195
0.737% due 12/17/2018		17	17
0.816% due 10/25/2017		9,100	9,098
0.996% due 07/25/2013		338	339
1.116% due 10/25/2013		15	15
1.816% due 04/25/2023		25,359	26,246
Soundview Home Equity Loan Trust
0.407% due 11/25/2036		60	31
South Carolina Student Loan Corp.
1.038% due 09/02/2014		30	29
Structured Asset Securities Corp.
0.637% due 01/25/2033		13	12
Wells Fargo Home Equity Trust
0.577% due 10/25/2035		670	658

			52,280

BANK LOAN OBLIGATIONS 0.2%
Ford Motor Co.
3.310% due 12/15/2013		1,002	949
3.350% due 12/15/2013		1,108	1,049
Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		2,910	2,158
4.033% due 10/10/2014		23	17

			4,173

CORPORATE BONDS & NOTES 9.9%
Altria Group, Inc.
9.700% due 11/10/2018		11,500	14,594
American International Group, Inc.
0.414% due 10/18/2011		5,000	4,721
4.875% due 03/15/2067	EUR	5,500	3,598
5.600% due 10/18/2016		$1,300	1,193
5.750% due 03/15/2067	GBP	8,200	7,045
8.000% due 05/22/2038	EUR	4,600	4,191
8.250% due 08/15/2018		$300	305
Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	3,798
AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,162
6.500% due 01/15/2014		1,000	1,126
Avnet, Inc.
6.625% due 09/15/2016		1,700	1,896
Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,788
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,900	7,422
Bank of America Corp.
4.750% due 05/23/2017		12,700	14,450
4.750% due 05/06/2019		100	115
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,300	1,447
Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,402
Boston Scientific Corp.
6.000% due 06/15/2011		400	407
6.400% due 06/15/2016		4,300	4,520
Brunswick Corp.
11.750% due 08/15/2013		3,000	3,420
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	2,989

Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	11,192
Citigroup, Inc.
0.742% due 01/16/2012	GBP	5,800	8,273
0.846% due 03/05/2014	EUR	400	454
3.625% due 11/30/2017		8,250	8,946
6.000% due 08/15/2017		$7,000	7,286
CNA Financial Corp.
5.850% due 12/15/2014		3,000	3,112
6.000% due 08/15/2011		3,600	3,706
Computer Sciences Corp.
6.500% due 03/15/2018		5,300	5,921
CSX Corp.
6.750% due 03/15/2011		2,300	2,383
Daimler Finance North America LLC
5.750% due 09/08/2011		1,900	1,979
6.500% due 11/15/2013		400	448
HCP, Inc.
5.650% due 12/15/2013		6,000	6,336
5.950% due 09/15/2011		1,400	1,452
International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,755
5.400% due 02/15/2012		2,700	2,572
5.750% due 06/15/2011		1,000	986
6.625% due 11/15/2013		8,000	7,460
JPMorgan Chase & Co.
6.300% due 04/23/2019		1,300	1,472
JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		4,670	4,693
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		500	474
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		6,800	1,411
6.875% due 05/02/2018 (a)		7,000	1,461
Lennar Corp.
5.950% due 10/17/2011		3,100	3,209
Loews Corp.
5.250% due 03/15/2016		1,200	1,305
Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,038
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,130
Marriott International, Inc.
6.375% due 06/15/2017		4,300	4,528
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,216
Masco Corp.
5.875% due 07/15/2012		1,000	1,030
Merrill Lynch & Co., Inc.
0.995% due 08/25/2014	EUR	300	332
0.997% due 05/30/2014		7,000	7,783
1.092% due 07/22/2014		10,000	11,137
1.492% due 09/27/2012		2,700	3,174
Morgan Stanley
0.997% due 11/29/2013		5,050	5,696
1.041% due 04/13/2016		2,000	2,048
1.064% due 01/16/2017		1,550	1,545
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		$5,000	5,363
RBS Capital Trust I
4.709% due 12/29/2049		1,560	796
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,261

Reynolds American, Inc.
6.750% due 06/15/2017		500	543
Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,417
Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,507
Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,300
SLM Corp.
4.750% due 03/17/2014	EUR	3,020	3,315
8.450% due 06/15/2018		$2,000	1,850
Southwest Airlines Co.
5.125% due 03/01/2017		1,100	1,118
6.500% due 03/01/2012		500	533
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,554
Sprint Capital Corp.
8.750% due 03/15/2032		800	768
Tyco International Ltd.
7.000% due 12/15/2019		7,000	8,505
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	3,200	3,917
Union Pacific Corp.
7.000% due 02/01/2016		$1,000	1,186
Viacom, Inc.
6.250% due 04/30/2016		6,400	7,272
WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,700	2,133

			290,870

MORTGAGE-BACKED SECURITIES 6.6%
Adjustable Rate Mortgage Trust
2.856% due 09/25/2035		$717	522
American Home Mortgage Assets
0.537% due 05/25/2046		736	396
0.557% due 10/25/2046		2,563	1,298
0.577% due 09/25/2046		620	88
1.112% due 02/25/2047		7,601	3,730
1.332% due 11/25/2046		11,504	5,286
Banc of America Funding Corp.
4.360% due 02/20/2036		2,158	1,970
5.743% due 03/20/2036		1,069	868
5.942% due 10/20/2046		274	180
5.978% due 01/20/2047		754	540
BCAP LLC Trust
0.517% due 01/25/2037		16,250	8,419
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		3,114	2,945
2.760% due 03/25/2035		5,812	5,390
2.934% due 03/25/2035		1,139	1,051
3.046% due 05/25/2034		963	884
3.399% due 02/25/2034		97	81
4.069% due 11/25/2034		26	25
4.388% due 10/25/2033		530	539
4.631% due 05/25/2034		606	571
Bear Stearns Alt-A Trust
3.115% due 08/25/2036		505	252
4.539% due 09/25/2035		6,878	5,210
5.042% due 08/25/2036		1,594	475
5.225% due 11/25/2035		256	146
5.496% due 11/25/2036		5,791	3,603
5.552% due 02/25/2036		7,942	4,243
5.553% due 01/25/2036		144	82

5.625% due 11/25/2036	1,362	800
6.213% due 08/25/2036	4,252	2,725
Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	16	16
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	1,916	1,691
2.810% due 10/25/2035	8,629	7,164
2.820% due 12/25/2035	475	420
3.157% due 08/25/2035	2,440	2,116
5.844% due 03/25/2037	2,432	1,310
5.906% due 09/25/2037	3,766	2,595
Commercial Mortgage Pass-Through Certificates
0.850% due 02/16/2034	760	750
Countrywide Alternative Loan Trust
0.517% due 01/25/2037	1,600	821
0.528% due 02/20/2047	837	419
0.537% due 09/25/2046	2,449	1,353
0.542% due 12/20/2046	8,882	4,390
0.547% due 05/25/2036	173	87
0.557% due 07/25/2046	156	81
0.558% due 03/20/2046	206	108
0.558% due 07/20/2046	2,082	813
0.577% due 08/25/2046	560	122
0.697% due 05/25/2037	1,502	734
1.412% due 12/25/2035	248	142
1.921% due 11/25/2035	954	505
2.461% due 11/25/2035	812	441
5.250% due 06/25/2035	715	559
5.787% due 02/25/2037	663	463
6.000% due 10/25/2032	15	15
6.000% due 01/25/2037	3,107	2,057
6.000% due 04/25/2037	1,459	945
6.250% due 08/25/2037	1,106	727
Countrywide Home Loan Mortgage Pass-Through Trust
0.617% due 03/25/2035	2,110	1,555
0.637% due 04/25/2035	49	28
0.667% due 03/25/2035	1,608	877
0.677% due 02/25/2035	36	25
3.385% due 08/25/2034	248	176
3.506% due 11/25/2034	1,002	856
4.113% due 11/19/2033	98	97
5.203% due 02/25/2047	1,157	696
5.319% due 03/25/2037	1,107	676
5.330% due 02/20/2036	2,787	1,718
Credit Suisse First Boston Mortgage Securities Corp.
1.497% due 03/25/2034	812	682
1.745% due 05/25/2032	30	30
2.496% due 07/25/2033	80	74
2.918% due 08/25/2033	418	404
Downey Savings & Loan Association Mortgage Loan Trust
0.668% due 07/19/2045	435	119
First Horizon Asset Securities, Inc.
2.841% due 07/25/2033	135	133
2.916% due 12/25/2033	461	447
3.936% due 08/25/2035	466	446
First Republic Mortgage Loan Trust
0.700% due 11/15/2031	163	144
GMAC Mortgage Corp. Loan Trust
3.288% due 06/25/2034	103	87

Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	45	41
0.427% due 01/25/2047	392	366
0.527% due 01/25/2037	1,397	754
0.557% due 04/25/2036	1,147	669
0.617% due 11/25/2045	262	146
Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	96	80
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	272	264
GSR Mortgage Loan Trust
2.140% due 03/25/2033	502	494
2.943% due 09/25/2035	2,105	1,979
Harborview Mortgage Loan Trust
0.528% due 07/19/2046	2,869	1,622
0.538% due 09/19/2037	971	519
0.538% due 01/19/2038	2,529	1,344
0.568% due 05/19/2035	2,068	1,225
0.588% due 03/19/2036	388	209
2.964% due 07/19/2035	425	335
3.004% due 05/19/2033	860	864
Homebanc Mortgage Trust
5.803% due 04/25/2037	1,000	821
5.819% due 04/25/2037	1,600	870
Impac CMB Trust
1.347% due 07/25/2033	113	101
Indymac INDA Mortgage Loan Trust
5.764% due 08/25/2036	1,600	1,145
Indymac INDB Mortgage Loan Trust
0.647% due 11/25/2035	554	231
Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	18	18
0.537% due 04/25/2037	400	93
0.537% due 09/25/2046	7,086	3,830
0.587% due 06/25/2037	408	232
0.597% due 02/25/2037	1,100	127
0.647% due 06/25/2037	1,028	362
2.785% due 12/25/2034	296	217
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,352	1,213
5.550% due 10/25/2036	1,656	1,557
JPMorgan Mortgage Trust
4.271% due 11/25/2033	596	596
5.461% due 02/25/2036	2,124	1,901
MASTR Adjustable Rate Mortgages Trust
0.557% due 04/25/2046	4,288	2,266
0.647% due 05/25/2047	1,700	298
2.959% due 11/21/2034	948	947
MASTR Alternative Loans Trust
0.747% due 03/25/2036	737	247
Mellon Residential Funding Corp.
0.817% due 06/15/2030	139	120
2.610% due 10/20/2029	80	73
Merrill Lynch Countrywide Commercial Mortgage Trust
6.155% due 08/12/2049	700	714
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	2,244	1,707
0.597% due 08/25/2036	454	291
2.698% due 02/25/2033	280	267
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	111	91
4.250% due 10/25/2035	5,372	4,847

Residential Accredit Loans, Inc.
0.497% due 02/25/2047	3,595	1,578
0.527% due 06/25/2046	6,518	2,714
0.547% due 12/25/2046	1,400	262
0.557% due 04/25/2046	102	42
0.617% due 05/25/2046	1,200	112
0.652% due 09/25/2046	2,000	140
Residential Asset Securitization Trust
0.797% due 12/25/2036	743	250
5.750% due 02/25/2036	706	522
6.250% due 10/25/2036	926	523
6.500% due 08/25/2036	1,270	848
Residential Funding Mortgage Securities I
5.066% due 09/25/2035	580	417
6.500% due 03/25/2032	109	112
Sovereign Commercial Mortgage Securities Trust
5.842% due 07/22/2030	2,258	2,340
Structured Adjustable Rate Mortgage Loan Trust
2.567% due 04/25/2034	687	584
2.744% due 02/25/2034	484	447
4.540% due 08/25/2035	1,458	1,164
5.210% due 09/25/2034	283	259
5.220% due 05/25/2036	1,600	1,100
5.261% due 09/25/2036	1,600	862
Structured Asset Mortgage Investments, Inc.
0.537% due 06/25/2036	224	123
0.557% due 05/25/2046	1,343	702
0.567% due 05/25/2036	2,314	1,233
0.567% due 09/25/2047	6,300	1,825
0.597% due 09/25/2047	361	68
0.598% due 07/19/2035	188	170
0.607% due 05/25/2046	741	169
0.647% due 08/25/2036	1,800	227
0.657% due 12/25/2035	22	12
0.928% due 07/19/2034	35	30
1.921% due 08/25/2047	3,506	1,974
Structured Asset Securities Corp.
3.051% due 10/25/2035	1,212	955
TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	16	15
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	296	285
0.467% due 10/25/2046	948	926
3.739% due 10/25/2043	195	186
WaMu Mortgage Pass-Through Certificates
0.577% due 04/25/2045	80	62
0.607% due 11/25/2045	956	742
0.657% due 01/25/2045	1,017	774
0.887% due 12/25/2027	2,944	2,652
1.121% due 03/25/2047	3,516	1,935
1.161% due 01/25/2047	1,829	964
1.171% due 06/25/2047	803	221
1.181% due 04/25/2047	7,735	4,624
1.392% due 06/25/2046	296	190
1.412% due 02/25/2046	302	205
1.706% due 05/25/2041	13	12
2.700% due 06/25/2033	241	232
3.109% due 02/27/2034	949	932
3.359% due 07/25/2046	738	514
3.359% due 10/25/2046	127	83
5.338% due 02/25/2037	2,032	1,504
5.504% due 12/25/2036	7,985	5,881
5.574% due 02/25/2037	5,645	4,136
5.795% due 02/25/2037	2,079	1,485

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.597% due 07/25/2046	158	39
1.181% due 04/25/2047	820	183
1.191% due 04/25/2047	1,148	300
1.261% due 05/25/2047	769	169
1.361% due 07/25/2046	1,308	601
Wells Fargo Mortgage-Backed Securities Trust
3.623% due 10/25/2035	600	451
4.598% due 06/25/2035	4,780	4,765
4.676% due 12/25/2033	29	29
4.807% due 03/25/2036	8,904	7,910
5.698% due 04/25/2036	893	331

		193,628

MUNICIPAL BONDS & NOTES 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	2,625	2,761
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	112

		2,873

	SHARES
PREFERRED STOCKS 0.2%
DG Funding Trust
1.199% due 12/31/2049	640	4,984
SLM Corp.
4.021% due 03/15/2017	20,000	329

		5,313

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.447% due 01/25/2021	$59	58
0.467% due 03/25/2034	193	192
0.547% due 10/27/2037	800	799
0.647% due 03/25/2036	124	123
1.621% due 06/01/2043	190	191
2.450% due 01/01/2023	53	55
2.585% due 04/01/2032	58	58
2.627% due 12/01/2034	941	971
2.660% due 06/01/2035	1,395	1,438
2.797% due 08/01/2023	146	152
2.817% due 11/01/2034	4,980	5,205
2.915% due 11/01/2022	16	17
3.103% due 08/01/2036	464	485
3.204% due 12/01/2030	17	18
5.310% due 12/01/2010 (f)	21,340	21,347
5.370% due 12/01/2015	2,586	2,859
6.000% due 04/25/2043 - 07/25/2044	3,007	3,304
Freddie Mac
0.204% due 02/01/2011 (g)	266	266
0.254% due 05/04/2011 (g)	279	279
0.351% due 04/01/2011 (g)	3,187	3,191
0.700% due 12/15/2030	420	420
0.750% due 11/15/2016 - 03/15/2017	131	131
1.621% due 10/25/2044 - 02/25/2045	5,652	5,738

2.642% due 06/01/2022	178	185
3.498% due 09/01/2035	297	307
4.500% due 11/15/2015 - 07/15/2023	517	533
5.000% due 07/15/2025	23	23
6.000% due 12/01/2033	1,758	1,917
6.500% due 11/15/2023	268	290
9.050% due 06/15/2019	3	3
Ginnie Mae
3.125% due 11/20/2021 - 11/20/2030	218	224
3.625% due 07/20/2022 - 08/20/2027	471	485
4.375% due 05/20/2022 - 05/20/2030	808	836
6.000% due 08/20/2034	10,460	11,798
Small Business Administration
5.110% due 04/01/2025	186	199
6.344% due 08/01/2011	124	129
6.640% due 02/01/2011	114	117

		64,343

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.500% due 08/15/2039	2,700	2,981

Total United States (Cost $651,183)		616,461

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2010	4,177	4,177
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $4,262. Repurchase proceeds are $4,177.)
U.S. TREASURY BILLS 0.4%
0.128% due 07/01/2010 - 11/26/2010 (b)(d)(e)(g)	12,165	12,163

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.045% due 07/15/2010 (d)(e)	5,820	5,820

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.3%
	920,364	9,217

Total Short-Term Instruments (Cost $31,377)		31,377

PURCHASED OPTIONS (i) 0.0%
(Cost $3)		2

Total Investments 98.4% (Cost $2,929,235)		$2,880,283
Written Options (j) (0.2%) (Premiums $3,757)		(5,552)
Other Assets and Liabilities (Net) 1.8%		53,671

Net Assets 100.0%		$2,928,402

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $1,924 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Securities with an aggregate market value of $15,254 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $20,000 at a weighted average interest rate of 0.270%. On June 30, 2010, securities valued at $20,598 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $7,855 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2011	270	$580
Australia Government 3-Year Bond September Futures	Long	09/2010	100	64
Euro-Bobl September Futures	Long	09/2010	692	724
Euro-Bund 10-Year Bond September Futures	Long	09/2010	1,661	1,249
Euro-Schatz September Futures	Long	09/2010	10	2
Japan Government 10-Year Bond September Futures	Long	09/2010	98	1,543
U.S. Treasury 10-Year Note September Futures	Long	09/2010	168	445
United Kingdom Government 10-Year Bond September Futures	Long	09/2010	442	1,388

				$5,995

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	1.113%		$5,000	$(53)	$0	$(53)
Altria Group, Inc.	BCLY	(1.090%	)	12/20/2018	1.984%		3,500	217	0	217
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.984%		5,000	160	0	160
Altria Group, Inc.	MSC	(1.550%	)	12/20/2018	1.984%		3,000	89	0	89
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	9.150%		3,900	507	77	430
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.560%		1,000	(19)	0	(19)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.468%		2,000	(11)	0	(11)
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	1.671%		1,700	13	0	13
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.790%		1,500	2	0	2
Bear Stearns Cos. LLC	DUB	(0.870%	)	03/20/2018	1.129%		6,000	104	0	104
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.350%		3,000	(123)	0	(123)
Boston Scientific Corp.	BOA	(0.510%	)	06/20/2011	1.019%		400	2	15	(13)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.960%		4,300	(25)	0	(25)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	4.898%		3,000	65	0	65
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.556%		2,669	9	0	9
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.790%		5,000	63	0	63
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.790%		5,000	56	35	21
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	2.708%		3,000	158	0	158
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.916%		3,600	64	0	64
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	1.304%		5,300	86	0	86
CSX Corp.	JPM	(0.165%	)	03/20/2011	0.174%		2,300	0	0	0
Daimler Finance North America LLC	BCLY	(0.535%	)	09/20/2011	0.691%		800	1	68	(67)
Daimler Finance North America LLC	RBS	(0.620%	)	09/20/2011	0.691%		1,500	1	0	1
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	2.824%		1,000	96	243	(147)
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	2.824%		1,000	(116)	485	(601)
HCP, Inc.	BCLY	(0.550%	)	09/20/2011	1.191%		400	3	50	(47)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.191%		1,000	7	0	7
HCP, Inc.	MSC	(2.030%	)	12/20/2013	1.802%		6,000	(48)	0	(48)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	6.057%		2,700	249	0	249
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	6.396%		7,000	950	0	950
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	6.057%		2,900	269	0	269
International Lease Finance Corp.	MSC	(1.360%	)	06/20/2011	5.851%		1,000	41	49	(8)
International Lease Finance Corp.	MSC	(1.540%	)	12/20/2013	6.396%		1,000	136	133	3
JPMorgan Chase & Co.	RBS	(1.050%	)	03/20/2018	1.129%		2,000	10	0	10
Lennar Corp.	CITI	(6.000%	)	12/20/2011	2.656%		2,400	(120)	0	(120)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	3.768%		700	(33)	0	(33)
Limited Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.457%		4,000	(99)	548	(647)
Limited Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.457%		1,000	(67)	98	(165)
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.384%		1,150	63	0	63
Macy's Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.451%		4,000	(106)	0	(106)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.555%		4,300	(48)	0	(48)
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.975%		2,200	1	0	1
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.701%		1,000	24	0	24
Merrill Lynch & Co., Inc.	CITI	(1.380%	)	06/20/2018	1.906%		5,000	172	0	172
National Grid PLC	BCLY	(0.208%	)	06/20/2011	0.476%		4,300	11	0	11
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	0.892%		5,000	15	0	15
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.469%		2,500	(11)	0	(11)
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.485%		1,200	5	0	5
Reynolds American, Inc.	BCLY	(3.460%	)	06/20/2017	2.069%		500	(42)	0	(42)
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	1.224%		5,000	7	0	7
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.138%		6,000	18	198	(180)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	1.138%		6,900	(1)	0	(1)
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	2.031%		5,000	(92)	231	(323)
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.472%	GBP	7,000	(3)	0	(3)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.656%		$1,100	66	90	(24)
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	0.882%		500	4	0	4
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	1.110%		5,000	87	0	87
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.374%		1,400	51	0	51
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.716%		2,000	(29)	160	(189)
Tyco Electronics Group S.A.	DUB	(0.850%	)	12/20/2017	0.921%		6,000	27	0	27
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.921%		7,000	(15)	0	(15)
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	0.777%		7,000	(199)	0	(199)
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.527%		800	(4)	30	(34)
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.519%		200	(5)	(3)	(2)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.976%		6,400	(64)	0	(64)
Vivendi S.A.	BOA	(1.280%	)	06/20/2013	1.037%		7,000	(52)	0	(52)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	1.361%	GBP	2,425	(535)	0	(535)
WPP Group PLC	JPM	(3.750%	)	06/20/2017	1.361%		1,650	(364)	0	(364)

								$1,625	$2,507	$(882)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	BOA	1.000%	06/20/2015	0.587%	$18,100	$360	$311	$49
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%	300	(5)	(8)	3
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.738%	7,900	100	75	25
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	8,700	111	66	45
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.738%	22,400	284	149	135
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	28,800	365	187	178

						$1,215	$780	$435

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	JPM	(0.600%	)	06/20/2017	$26,136	$1,408	$191	$1,217
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	19,457	66	(656)	722
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	197,408	356	(1,150)	1,506

						$1,830	$(1,615)	$3,445

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	MSC	AUD	155,700	$964	$(19)	$983
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		43,200	964	197	767
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BOA	JPY	5,920,000	1,509	463	1,046
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		3,430,000	874	243	631
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BCLY		690,000	382	(20)	402
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		6,790,000	3,758	(269)	4,027
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		4,240,000	2,347	(171)	2,518

							$10,798	$424	$10,374

(i)	Purchased options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar September Futures	$ 90.250	09/13/2010	363	$3	$2

(j)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$ 119.500	07/23/2010	228	$71	$20

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$21,200	$71	$496
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	21,200	117	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	14,700	100	591
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	14,700	87	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	62,800	408	1,620
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	62,800	502	7
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	41,800	359	1,679
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	41,800	176	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	33,300	223	859
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	33,300	266	4
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	25,700	154	11
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	6,300	48	253
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	6,300	33	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100,000	988	0

							$3,532	$5,521

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010	$3,800	$42	$8
Call - OTC USD versus MXN	MXN	16.250	09/22/2010	4,100	112	3

					$154	$11

(k)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,350	$4,716	0.16%

(l)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	112,084	07/2010	JPM	$3,244	$0	$3,244
Buy	BRL	806	08/2010	GSC	1	0	1
Sell	CAD	810	07/2010	BCLY	10	0	10
Buy		15,811	07/2010	CITI	0	(204)	(204)
Sell		34,925	07/2010	CITI	233	0	233
Sell		45,000	07/2010	CSFB	515	0	515
Sell		146	07/2010	MSC	1	0	1
Buy		273	07/2010	RBS	0	(12)	(12)
Sell		129,438	07/2010	UBS	7,108	0	7,108
Buy	CHF	5	07/2010	BCLY	0	0	0
Buy	CLP	31,472	01/2011	JPM	0	(7)	(7)
Buy	CNY	102,251	11/2010	BCLY	0	(183)	(183)
Sell		43,718	11/2010	BCLY	0	(34)	(34)
Buy		2,600	11/2010	CITI	0	(8)	(8)
Buy		2,654	11/2010	DUB	0	(8)	(8)
Sell		28,897	11/2010	DUB	43	0	43
Sell		32,118	11/2010	HSBC	66	0	66
Buy		5,217	11/2010	JPM	0	(15)	(15)
Sell		30,247	11/2010	JPM	61	0	61
Buy		26,842	11/2010	MSC	0	(107)	(107)
Sell		3,533	11/2010	RBS	0	(3)	(3)
Buy		48,219	11/2010	UBS	0	(65)	(65)
Sell		43,663	01/2011	BCLY	0	(47)	(47)
Buy		43,649	01/2011	BOA	0	(83)	(83)
Sell		85,005	01/2011	CITI	0	(54)	(54)
Buy		123,853	01/2011	HSBC	0	(208)	(208)
Buy		47,760	01/2011	JPM	0	(89)	(89)
Sell		87,299	01/2011	JPM	0	(56)	(56)
Buy		53,791	01/2011	MSC	0	(116)	(116)
Buy		17,691	04/2011	BCLY	0	(37)	(37)
Buy		9,134	04/2011	CSFB	0	(20)	(20)
Buy		5,842	04/2011	HSBC	0	(13)	(13)
Buy		7,012	04/2011	JPM	0	(16)	(16)
Buy		39,717	04/2011	MSC	0	(85)	(85)
Buy		26,259	06/2011	BCLY	0	(22)	(22)
Buy		35,403	06/2011	DUB	0	(94)	(94)
Buy		49,970	06/2011	JPM	0	(122)	(122)
Buy		24,185	06/2011	RBS	0	(17)	(17)
Sell	DKK	14,480	09/2010	CITI	20	0	20
Sell	EUR	947,161	07/2010	BCLY	5,809	0	5,809
Buy		13,119	07/2010	BNP	0	(344)	(344)
Buy		3,212	07/2010	CITI	0	(26)	(26)
Sell		76,972	07/2010	CITI	858	(347)	511
Buy		5	07/2010	CSFB	0	0	0
Sell		80,238	07/2010	CSFB	63	(1,497)	(1,434)
Sell		7,625	07/2010	DUB	0	(205)	(205)
Buy		416	07/2010	JPM	2	0	2
Sell		1,400	07/2010	JPM	5	0	5
Buy		8,970	07/2010	RBC	0	(253)	(253)
Buy		3,020	07/2010	RBS	10	(7)	3
Sell		42,955	07/2010	RBS	269	(51)	218
Buy		3,476	07/2010	UBS	6	(12)	(6)
Sell		2,211	07/2010	UBS	17	(29)	(12)
Buy		38,774	08/2010	CITI	0	(126)	(126)
Sell		69,969	08/2010	CITI	795	0	795
Sell		1,049,061	08/2010	RBS	5,405	0	5,405
Sell		116,059	09/2010	BOA	0	(1,394)	(1,394)
Buy	HKD	946	07/2010	BOA	0	(1)	(1)
Sell		187	07/2010	HSBC	0	0	0
Sell		759	07/2010	JPM	0	0	0
Buy	IDR	44,542,100	09/2010	JPM	631	0	631
Buy		12,900,360	11/2010	BCLY	71	0	71
Buy		12,746,300	11/2010	CITI	64	0	64
Buy		5,914,120	11/2010	DUB	16	0	16
Buy		11,851,800	11/2010	HSBC	43	0	43
Sell	INR	88	03/2011	HSBC	0	0	0
Sell		91	03/2011	JPM	0	0	0
Sell		104	03/2011	UBS	0	0	0
Sell	JPY	163,317	07/2010	HSBC	0	(5)	(5)
Sell		24,599,985	07/2010	RBC	0	(9,321)	(9,321)
Sell		2,272,110	08/2010	CITI	0	(904)	(904)
Buy	KRW	1,037,000	07/2010	BCLY	0	(27)	(27)
Sell		3,788,538	07/2010	BCLY	147	0	147
Buy		3,615,237	07/2010	CITI	0	(201)	(201)
Buy		2,058,328	07/2010	DUB	0	(52)	(52)
Buy		1,709,970	07/2010	MSC	0	(48)	(48)
Sell		4,631,998	07/2010	MSC	183	0	183
Sell		4,609,470	08/2010	BCLY	184	0	184
Buy		4,093,005	08/2010	MSC	0	(133)	(133)
Sell		1,946,556	08/2010	MSC	78	0	78
Buy		2,076,119	11/2010	BCLY	0	(78)	(78)
Sell		1,004,987	11/2010	BCLY	29	0	29
Buy		513,973	11/2010	BOA	0	(16)	(16)
Buy		2,704,690	11/2010	CITI	0	(115)	(115)
Sell		4,596,134	11/2010	CITI	225	0	225
Buy		325,528	11/2010	DUB	0	(14)	(14)
Buy		175,950	11/2010	GSC	0	(6)	(6)
Buy		2,576,593	11/2010	JPM	0	(148)	(148)
Buy		1,461,897	11/2010	MSC	0	(77)	(77)
Sell		2,688,873	11/2010	RBS	85	0	85
Buy	MXN	78	09/2010	DUB	0	0	0
Buy		73,760	09/2010	UBS	0	(56)	(56)
Buy	MYR	378	10/2010	BCLY	5	0	5
Buy		34	10/2010	BOA	1	0	1
Buy		162	10/2010	CITI	3	0	3
Buy		56	10/2010	DUB	1	0	1
Buy	NOK	47,726	09/2010	CITI	0	(121)	(121)
Buy	PHP	199	11/2010	BCLY	0	0	0
Buy		642	11/2010	CITI	0	0	0
Buy		190	11/2010	DUB	0	0	0
Sell		1,031	11/2010	UBS	1	0	1
Sell	SEK	12,559	09/2010	CITI	1	0	1
Sell	SGD	930	09/2010	GSC	0	(4)	(4)
Sell		138	09/2010	JPM	0	0	0
Sell	TWD	130	10/2010	BCLY	0	0	0
Sell		384	10/2010	CITI	0	0	0
Sell		1,042	01/2011	DUB	1	0	1
Sell		638	01/2011	JPM	0	0	0
Sell		982	01/2011	MSC	0	0	0
Sell		532	01/2011	UBS	0	0	0

					$26,310	$(17,343)	$8,967

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$129,493	$0	$129,493
Bermuda	0	10,698	0	10,698
Canada	0	208,512	2,709	211,221
Cayman Islands	0	8,478	0	8,478
Denmark	0	8,302	0	8,302
France
Asset-Backed Securities	0	305	0	305
Corporate Bonds & Notes	0	133,951	0	133,951
Sovereign Issues	0	192,976	0	192,976
Germany
Asset-Backed Securities	0	82	0	82
Corporate Bonds & Notes	0	68,303	0	68,303
Sovereign Issues	0	568,407	0	568,407
Ireland	0	16,607	0	16,607
Italy	0	389	0	389
Japan
Sovereign Issues	0	308,130	0	308,130
Jersey, Channel Islands	0	8,422	0	8,422
Luxembourg	0	17,177	0	17,177
Mexico	0	357	0	357
Netherlands	0	252,818	0	252,818
Norway	0	10,508	0	10,508
South Korea	0	5,452	0	5,452
Supranational	0	21,923	0	21,923
Sweden	0	3,268	0	3,268
United Kingdom	0	255,176	0	255,176
United States
Asset-Backed Securities	0	52,280	0	52,280
Bank Loan Obligations	0	4,173	0	4,173
Corporate Bonds & Notes	0	290,870	0	290,870
Mortgage-Backed Securities	0	193,628	0	193,628
Municipal Bonds & Notes	0	2,873	0	2,873
Preferred Stocks	0	329	4,984	5,313
U.S. Government Agencies	0	64,343	0	64,343
U.S. Treasury Obligations	0	2,981	0	2,981
Short-Term Instruments	9,217	22,160	0	31,377
Purchased Options	0	2	0	2

Investments, at value	$9,217	$2,863,373	$7,693	$2,880,283
Financial Derivative Instruments(3)	$5,995	$16,787	$0	$22,782

Totals	$15,212	$2,880,160	$7,693	$2,903,065

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Canada	$2,888	$0	$27	$0	$(206)	$0	$0	$2,709	$(206)
Jersey, Channel Islands	1,902	(156)	0	(7)	(184)	0	(1,555)	0	0
United Kingdom	430	0	0	0	(38)	0	(392)	0	0
United States Preferred Stocks	5,216	0	0	0	(232)	0	0	4,984	(232)

Investments, at value	$10,436	$(156)	$27	$(7)	$(660)	$0	$(1,947)	$7,693	$(438)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Fundamental Advantage Total Return Strategy Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
American General Finance Corp.
7.250% due 04/21/2015		$1,000	$975

Total Bank Loan Obligations (Cost $986)			975

CORPORATE BONDS & NOTES 25.2%
BANKING & FINANCE 22.1%
Ally Financial, Inc.
5.375% due 06/06/2011		11,500	11,529
5.750% due 09/27/2010	EUR	693	845
6.625% due 05/15/2012		$5,000	4,990
7.250% due 03/02/2011		16,700	17,055
8.000% due 11/01/2031		4,000	3,688
American Express Centurion Bank
0.430% due 07/13/2010		1,100	1,100
American Express Co.
6.150% due 08/28/2017		2,100	2,306
7.000% due 03/19/2018		800	925
American Express Credit Corp.
0.496% due 10/04/2010		4,080	4,080
0.526% due 12/02/2010		3,959	3,959
American Express Travel Related Services Co., Inc.
0.554% due 06/01/2011		1,800	1,781
American General Finance Corp.
0.716% due 08/17/2011		3,200	2,932
4.125% due 11/29/2013	EUR	10,000	9,716
4.625% due 09/01/2010		$9,700	9,700
5.200% due 12/15/2011		6,600	6,237
6.900% due 12/15/2017		175	140
American International Group, Inc.
0.414% due 10/18/2011		6,500	6,137
0.794% due 04/26/2011	EUR	1,000	1,175
4.000% due 09/20/2011		900	1,076
4.700% due 10/01/2010		$2,800	2,814
4.950% due 03/20/2012		500	501
5.850% due 01/16/2018		12,400	11,144
ANZ National International Ltd.
6.200% due 07/19/2013		900	998
ASIF I
0.466% due 07/26/2010		9,950	10,015
Bank of America Corp.
0.444% due 08/02/2010 (f)		40,425	40,425
4.875% due 09/15/2012		2,350	2,448
6.500% due 08/01/2016		4,300	4,662
8.125% due 12/29/2049		500	484
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		1,000	997
Bank of Montreal
2.850% due 06/09/2015		2,500	2,545
Bank of Scotland PLC
4.880% due 04/15/2011		18,900	19,512
Barclays Bank PLC
5.000% due 09/22/2016		5,500	5,652
10.000% due 05/21/2021	GBP	1,209	2,257
10.179% due 06/12/2021		$3,000	3,764
14.000% due 11/29/2049	GBP	1,000	1,868
BBVA Bancomer S.A.
7.250% due 04/22/2020		$7,600	7,524
Bear Stearns Cos. LLC
0.728% due 11/28/2011		2,800	2,792
6.400% due 10/02/2017		250	278
7.250% due 02/01/2018		2,000	2,340

BNP Paribas
0.695% due 04/08/2013		10,500	10,243
Citibank N.A.
1.875% due 05/07/2012		1,700	1,736
1.875% due 06/04/2012		400	408
Citigroup Funding, Inc.
2.250% due 12/10/2012		1,500	1,545
Citigroup, Inc.
0.535% due 05/18/2011		15,800	15,673
0.573% due 08/13/2010		5,000	5,000
2.125% due 04/30/2012		1,100	1,128
4.750% due 02/10/2019	EUR	2,000	2,241
5.100% due 09/29/2011		$7,300	7,509
5.300% due 10/17/2012		10,657	11,052
5.500% due 04/11/2013		8,640	8,989
5.500% due 10/15/2014		5,700	5,868
6.125% due 11/21/2017		3,600	3,767
6.500% due 08/19/2013		1,500	1,599
Comerica Bank
0.594% due 05/24/2011		3,100	3,070
Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	616	935
5.800% due 06/07/2012		$3,515	3,699
Credit Agricole S.A.
8.375% due 10/29/2049		3,200	3,040
Credit Suisse
1.126% due 05/29/2049		4,100	2,919
Dexia Credit Local
0.938% due 03/05/2013		23,400	23,425
1.188% due 09/23/2011		4,700	4,708
2.000% due 03/05/2013		50,920	50,938
FCE Bank PLC
7.875% due 02/15/2011	GBP	2,000	3,026
Ford Motor Credit Co. LLC
3.048% due 01/13/2012		$800	778
7.250% due 10/25/2011		1,800	1,850
7.375% due 02/01/2011		3,300	3,362
9.875% due 08/10/2011		2,600	2,737
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	500	628
General Electric Capital Corp.
2.000% due 09/28/2012		$3,100	3,176
3.000% due 12/09/2011		2,000	2,067
5.875% due 01/14/2038		3,000	2,956
Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		7,440	7,699
Goldman Sachs Group, Inc.
0.988% due 03/22/2016		2,300	2,055
1.004% due 01/30/2017	EUR	12,500	13,101
6.150% due 04/01/2018		$2,300	2,414
6.250% due 09/01/2017		3,800	4,030
6.375% due 05/02/2018	EUR	400	532
ING Bank NV
1.333% due 03/30/2012		$9,900	9,937
2.625% due 02/09/2012		12,400	12,651
International Lease Finance Corp.
0.621% due 07/01/2011		3,800	3,507
0.648% due 07/13/2012		6,400	5,633
1.058% due 08/15/2011	EUR	3,600	4,056
1.084% due 07/06/2010		5,400	6,620
5.400% due 02/15/2012		$1,400	1,334
5.625% due 09/15/2010		3,700	3,705
5.750% due 06/15/2011		1,300	1,282

Itau Unibanco Holding S.A.
6.200% due 04/15/2020		12,500	12,883
JPMorgan Chase & Co.
7.900% due 04/29/2049		2,200	2,275
JPMorgan Chase Capital XXI
1.294% due 02/02/2037		3,300	2,408
KeyBank N.A.
0.815% due 11/21/2011	EUR	800	939
KeyCorp
0.892% due 11/22/2010		1,600	1,954
LeasePlan Corp. NV
3.125% due 02/10/2012		100	126
Lehman Brothers Holdings, Inc.
3.375% due 01/26/2017 (a)		$900	180
Macquarie Bank Ltd.
3.300% due 07/17/2014		8,600	9,027
Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,422
Merrill Lynch & Co., Inc.
0.516% due 07/25/2011		400	397
0.636% due 02/15/2011		1,600	1,574
0.768% due 06/05/2012		4,600	4,470
0.997% due 05/30/2014	EUR	1,900	2,113
6.875% due 04/25/2018		$8,700	9,301
Metropolitan Life Global Funding I
0.698% due 07/13/2011		10,900	10,892
Morgan Stanley
0.783% due 10/15/2015		5,700	5,095
2.930% due 05/14/2013		500	502
4.100% due 01/26/2015		27,000	26,351
MUFG Capital Finance 5 Ltd.
6.299% due 12/31/2049	GBP	14,610	18,583
National Australia Bank Ltd.
2.550% due 01/13/2012		$3,000	3,059
Nationwide Building Society
6.250% due 02/25/2020		4,300	4,550
Nomura Holdings, Inc.
5.000% due 03/04/2015		45,000	47,620
Nordea Bank AB
4.875% due 01/27/2020		10,000	10,300
Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	3,927
Pacific Life Global Funding
0.768% due 06/22/2011		3,094	3,078
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,064
Piper Jaffray Cos.
4.633% due 12/31/2010		17,700	17,744
Pricoa Global Funding I
0.438% due 01/30/2012		900	883
0.737% due 09/27/2013		700	670
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	600	557
Principal Life Income Funding Trusts
5.550% due 04/27/2015		$900	976
Rabobank Nederland NV
11.000% due 06/29/2049		14,300	17,732
Royal Bank of Scotland Group PLC
0.823% due 04/08/2011		7,000	6,990
1.450% due 10/20/2011		2,800	2,806
3.000% due 12/09/2011		52,600	54,025
4.875% due 08/25/2014		200	201
6.990% due 10/29/2049		17,000	11,135

Santander U.S. Debt S.A. Unipersonal
0.363% due 07/23/2010		5,000	4,999
1.333% due 03/30/2012		19,000	18,448
SLM Corp.
0.616% due 01/27/2014		9,200	7,591
0.737% due 03/15/2011		2,700	2,641
2.750% due 03/15/2011	CHF	2,100	1,929
3.930% due 08/25/2010 (k)	CAD	7,500	7,052
4.141% due 01/31/2014		$900	752
5.000% due 10/01/2013		545	522
5.228% due 12/15/2011	AUD	11,000	8,592
5.450% due 04/25/2011		$600	607
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		800	857
SunTrust Bank
0.839% due 12/20/2011	EUR	2,900	3,358
Temasek Financial I Ltd.
4.300% due 10/25/2019		$1,000	1,044
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		300	351
UBS AG
1.584% due 02/23/2012		3,000	3,012
5.750% due 04/25/2018		400	413
Wachovia Corp.
0.433% due 10/15/2011		5,500	5,462
0.807% due 06/15/2017		1,000	867
5.750% due 02/01/2018		1,000	1,098
Wells Fargo & Co.
7.980% due 03/29/2049		23,700	24,529
Wells Fargo Capital XIII
7.700% due 12/29/2049		6,100	6,191
Westpac Banking Corp.
0.784% due 07/16/2014		1,000	1,006

			882,149

INDUSTRIALS 1.9%
Altria Group, Inc.
4.125% due 09/11/2015		3,300	3,368
Amgen, Inc.
6.900% due 06/01/2038		2,600	3,281
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		4,400	4,613
5.375% due 01/15/2020		4,400	4,754
Codelco, Inc.
7.500% due 01/15/2019		300	369
CVS Caremark Corp.
2.037% due 09/10/2010		1,900	1,904
Dell, Inc.
5.650% due 04/15/2018		1,600	1,784
Dow Chemical Co.
4.850% due 08/15/2012		3,100	3,272
6.000% due 10/01/2012		400	430
Duke University
4.200% due 04/01/2014		900	970
5.150% due 04/01/2019		800	890
Gaz Capital S.A. for Gazprom
7.343% due 04/11/2013		100	106
8.146% due 04/11/2018		600	658
8.625% due 04/28/2034		3,300	3,799
HCA, Inc.
7.875% due 02/15/2020		2,800	2,895
Norfolk Southern Corp.
5.750% due 04/01/2018		3,600	4,078

Oracle Corp.
5.750% due 04/15/2018	2,700	3,133
Petrobras International Finance Co.
7.875% due 03/15/2019	3,400	3,910
Petroleos Mexicanos
6.000% due 03/05/2020	3,700	3,904
8.000% due 05/03/2019	1,100	1,315
Philip Morris International, Inc.
6.375% due 05/16/2038	400	472
Princeton University
5.700% due 03/01/2039	800	899
Quicksilver Resources, Inc.
11.750% due 01/01/2016	1,100	1,218
Reynolds American, Inc.
1.237% due 06/15/2011	3,100	3,080
Shell International Finance BV
5.500% due 03/25/2040	1,900	2,036
Suncor Energy, Inc.
6.100% due 06/01/2018	4,000	4,517
Total Capital S.A.
4.450% due 06/24/2020	1,400	1,433
Vale Overseas Ltd.
5.625% due 09/15/2019	3,100	3,289
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	2,200	2,588
Walt Disney Co.
0.374% due 07/16/2010	5,500	5,500

		74,465

UTILITIES 1.2%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,800	6,315
EDF S.A.
4.600% due 01/27/2020	1,100	1,133
5.500% due 01/26/2014	300	332
5.600% due 01/27/2040	15,000	15,546
6.500% due 01/26/2019	300	350
6.950% due 01/26/2039	300	364
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	3,000	3,138
Public Service Electric & Gas Co.
5.300% due 05/01/2018	1,100	1,209
Telecom Italia Capital S.A.
0.914% due 07/18/2011	5,750	5,670
Telefonica Emisiones SAU
0.674% due 02/04/2013	3,000	2,895
Verizon Wireless Capital LLC
3.065% due 05/20/2011	6,077	6,214
Vodafone Group PLC
5.000% due 12/16/2013	5,400	5,855

		49,021

Total Corporate Bonds & Notes (Cost $995,337)		1,005,635

CONVERTIBLE BONDS & NOTES 0.9%
Bristol-Myers Squibb Co.
0.037% due 09/15/2023	3,200	2,906
National City Corp.
4.000% due 02/01/2011	11,300	11,441
Transocean, Inc.
1.500% due 12/15/2037	20,200	18,029

U.S. Bancorp
0.000% due 12/11/2035	5,000	4,953

Total Convertible Bonds & Notes (Cost $38,002)		37,329

MUNICIPAL BONDS & NOTES 2.2%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105
7.500% due 04/01/2034	100	107
7.550% due 04/01/2039	100	107
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	8,500	8,937
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	1,100	1,172
California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041	2,000	2,119
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	108
6.899% due 12/01/2040	1,600	1,779
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	1,200	1,243
Illinois State General Obligation Bonds, Series 2010
5.663% due 02/01/2022	30,000	28,730
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	17,800	17,825
Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	524
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	1,200	1,317
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	81
5.000% due 06/01/2041	1,900	1,246
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	1,000	1,062
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	2,600	1,702
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,100	1,508
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	14,100	15,053
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	2,500	2,570

Total Municipal Bonds & Notes (Cost $86,255)		87,295

U.S. GOVERNMENT AGENCIES 14.1%
Fannie Mae
0.697% due 07/25/2037	13,963	13,936
0.727% due 07/25/2037	15,393	15,376
0.747% due 09/25/2035	11,457	11,324
0.757% due 09/25/2035	23,212	22,867
0.797% due 09/25/2035	6,127	6,056
1.067% due 06/25/2037	24,530	24,528
1.077% due 06/25/2040	134,297	134,319
1.087% due 03/25/2040	22,720	22,781
1.938% due 03/01/2034	890	922
2.130% due 07/01/2035	996	1,022
2.572% due 12/01/2034	983	1,025
4.000% due 07/01/2040	45,000	45,591
4.500% due 07/01/2040 - 09/01/2040	46,000	47,562
5.500% due 11/01/2036 (g)	556	598
5.500% due 03/01/2038 - 07/01/2040	3,035	3,260
6.000% due 02/01/2036 - 08/01/2040	65,853	71,403
6.000% due 09/01/2036 - 11/01/2036 (g)	5,848	6,365
6.500% due 09/01/2036	1,926	2,151
Freddie Mac
0.960% due 07/15/2037	3,103	3,094
1.020% due 08/15/2037	3,164	3,159
1.050% due 08/15/2037	43,125	43,138
1.060% due 10/15/2037	11,497	11,491
1.070% due 05/15/2037 - 09/15/2037	48,238	48,259
4.125% due 12/21/2012	300	324
5.500% due 08/01/2040	12,000	12,834
6.500% due 05/01/2035	2,430	2,705
Ginnie Mae
6.000% due 07/01/2040	1,000	1,090
Small Business Administration
5.490% due 03/01/2028	416	454
6.020% due 08/01/2028	4,599	5,193

Total U.S. Government Agencies (Cost $559,583)		562,827

U.S. TREASURY OBLIGATIONS 24.0%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	659	699
2.375% due 01/15/2025	12,143	13,501
2.375% due 01/15/2027	8,108	9,001
2.500% due 01/15/2029	18,783	21,298
U.S. Treasury Bonds
3.500% due 02/15/2039	300	279
4.250% due 05/15/2039	3,800	4,028
4.375% due 02/15/2038 (g)	1,000	1,084
4.375% due 11/15/2039 (g)	3,000	3,248
4.375% due 05/15/2040	18,100	19,627
8.750% due 05/15/2020	4,500	6,731
U.S. Treasury Notes
0.750% due 05/31/2012	32,200	32,303
1.125% due 06/15/2013	65,100	65,390
1.375% due 05/15/2013 (g)	45,000	45,566
1.875% due 06/30/2015	23,000	23,102
2.125% due 05/31/2015	61,300	62,387
2.250% due 01/31/2015	8,800	9,023
2.375% due 02/28/2015	84,300	86,921
2.500% due 04/30/2015 (g)	45,400	47,035

2.500% due 06/30/2017 (g)	190,700	191,683
2.750% due 05/31/2017 (g)	68,600	70,106
3.125% due 04/30/2017 (g)	57,500	60,150
3.250% due 03/31/2017	24,100	25,414
3.375% due 11/15/2019	2,900	3,007
3.500% due 05/15/2020 (f)(g)	104,100	109,078
3.625% due 02/15/2020	41,700	44,108

Total U.S. Treasury Obligations (Cost $934,685)		954,769

MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust
2.679% due 02/25/2044	344	339
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	7,100	6,879
Bear Stearns Commercial Mortgage Securities
0.459% due 03/15/2019	7,932	7,393
5.201% due 12/11/2038	3,400	3,484
Commercial Mortgage Pass-Through Certificates
5.543% due 02/11/2017	11,900	11,652
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037	5,481	4,330
First Horizon Asset Securities, Inc.
2.884% due 05/25/2034	255	247
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036	5,690	3,153
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	2,300	2,302
JPMorgan Mortgage Trust
5.750% due 01/25/2036	319	280
5.752% due 04/25/2036	23,355	18,629
Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045	600	630
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035	1,176	752
Sequoia Mortgage Trust
5.617% due 09/20/2046	3,430	2,942
Thornburg Mortgage Securities Trust
0.467% due 10/25/2046	1,233	1,203
2.104% due 03/25/2044	3,494	3,355
2.586% due 12/25/2044	4,462	4,302
WaMu Mortgage Pass-Through Certificates
2.740% due 01/25/2035	2,076	2,051
5.618% due 06/25/2037	3,329	2,576
Wells Fargo Mortgage-Backed Securities Trust
2.910% due 12/25/2034	516	521
3.029% due 06/25/2035	2,963	2,967
4.420% due 04/25/2036	29,332	24,862

Total Mortgage-Backed Securities (Cost $102,077)		104,849

ASSET-BACKED SECURITIES 1.3%
Access Group, Inc.
1.616% due 10/27/2025	3,011	3,088
Centurion CDO VII Ltd.
0.708% due 01/30/2016	16,151	15,408
Chase Issuance Trust
2.037% due 09/15/2015	5,400	5,602
CIT Group Home Equity Loan Trust
0.617% due 06/25/2033	1,064	897
Ford Credit Auto Owner Trust
1.210% due 01/15/2012	966	967
2.000% due 12/15/2011	2,065	2,069

IXIS Real Estate Capital Trust
0.687% due 02/25/2036		2,94	5	2,589
Long Beach Mortgage Loan Trust
0.407% due 12/25/2036		21		21
SLM Student Loan Trust
1.816% due 04/25/2023		5,920		6,127
South Carolina Student Loan Corp.
1.288% due 03/02/2020		3,100		3,078
1.538% due 09/03/2024		1,400		1,388
Structured Asset Securities Corp.
0.457% due 01/25/2037		10,000		8,515

Total Asset-Backed Securities (Cost $50,022)				49,749

SOVEREIGN ISSUES 0.8%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		5,800		5,844
Canada Government Bond
2.000% due 12/01/2014	CAD	3,600		3,346
4.500% due 06/01/2015		1,700		1,758
Export-Import Bank of Korea
4.125% due 09/09/2015		$5,900		6,007
5.125% due 06/29/2020		1,900		1,917
5.875% due 01/14/2015		3,000		3,258
Korea Development Bank
4.375% due 08/10/2015		8,000		8,170
Mexico Government International Bond
6.050% due 01/11/2040		800		848
Societe Financement de l'Economie Francaise
0.504% due 07/16/2012		2,000		2,011

Total Sovereign Issues (Cost $32,366)				33,159

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%
Wells Fargo & Co.
7.500% due 12/31/2049		27,590		25,797

Total Convertible Preferred Securities (Cost $26,247)				25,797

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 41.5%
CERTIFICATES OF DEPOSIT 0.2%
Intesa Sanpaolo
2.375% due 12/21/2012		$10,000		9,920

COMMERCIAL PAPER 3.7%
Fannie Mae
0.220% due 08/09/2010		23,000		22,994
Freddie Mac
0.210% due 07/23/2010		89,159		89,148
0.254% due 10/20/2010		24,000		23,950
Metropolitan Life Global Funding I
1.139% due 09/17/2010		10,900		10,909

				147,001

REPURCHASE AGREEMENTS 4.3%
Banc of America Securities LLC
0.010% due 07/01/2010	31,500	31,500
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $32,186. Repurchase proceeds are $31,500.)
Citigroup Global Markets, Inc.
0.050% due 07/01/2010	138,500	138,500
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $141,439. Repurchase proceeds are $138,500.)

		170,000

U.S. TREASURY BILLS 6.3%
0.169% due 07/01/2010 - 08/26/2010 (b)(e)(g)	252,842	252,793

U.S. TREASURY CASH MANAGEMENT BILLS 1.2%
0.092% due 07/15/2010 (e)(g)	46,936	46,935

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 25.8%
	102,785,259	1,029,292

Total Short-Term Instruments (Cost $1,655,924)		1,655,941

PURCHASED OPTIONS (i) 0.0%
(Cost $93)		152

Total Investments 113.3% (Cost $4,481,577)		$4,518,477
Written Options (j) (0.3%) (Premiums $8,144)		(13,084)
Other Assets and Liabilities (Net) (13.0%)		(518,631)

Net Assets 100.0%		$3,986,762

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $162,387 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $34,010 at a weighted average interest rate of 0.010%. On June 30, 2010, There were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $218,823 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,343	$562
90-Day Eurodollar March Futures	Long	03/2011	111	344
90-Day Eurodollar September Futures	Long	09/2010	1,962	44
E-mini S&P 500 Index September Futures	Short	09/2010	27,838	62,211
S&P 500 Index September Futures	Short	09/2010	3,139	45,115
U.S. Treasury 2-Year Note September Futures	Long	09/2010	1,231	1,136
U.S. Treasury 5-Year Note September Futures	Long	09/2010	1,509	2,254
U.S. Treasury 10-Year Note September Futures	Long	09/2010	8,512	19,847

				$131,513

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GSC	2.500%	09/27/2010	3.060%	$12,500	$(14)	$0	$(14)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	500	(8)	(7)	(1)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.342%	7,300	(115)	(107)	(8)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.342%	3,400	(54)	(34)	(20)
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.342%	500	(8)	(7)	(1)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	3,000	(47)	(81)	34
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.342%	800	(13)	(8)	(5)
China Government International Bond	BOA	1.000%	06/20/2015	0.902%	3,100	15	52	(37)
China Government International Bond	CITI	1.000%	06/20/2015	0.902%	700	3	11	(8)
China Government International Bond	RBS	1.000%	06/20/2015	0.902%	1,400	7	24	(17)
Citigroup, Inc.	DUB	1.000%	03/20/2011	1.235%	11,600	(17)	(49)	32
France Government Bond	BOA	0.250%	03/20/2015	0.873%	1,000	(27)	(17)	(10)
France Government Bond	CITI	0.250%	03/20/2015	0.873%	1,600	(44)	(26)	(18)
France Government Bond	GSC	0.250%	03/20/2015	0.873%	1,000	(28)	(17)	(11)
France Government Bond	RBS	0.250%	03/20/2015	0.873%	1,500	(42)	(26)	(16)
General Electric Capital Corp.	CITI	5.000%	09/20/2014	2.042%	10,500	1,223	374	849
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	600	3	7	(4)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	1,200	7	14	(7)
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.283%	1,600	(20)	(36)	16
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.283%	1,600	(20)	(37)	17
Mexico Government International Bond	DUB	1.000%	03/20/2015	1.283%	900	(11)	(21)	10
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	5,200	68	23	45
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.738%	3,700	47	43	4
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.698%	200	3	2	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.719%	15,600	203	68	135

						$1,111	$145	$966

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$12,800	$1,333	$1,656	$(323)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	1,800	188	241	(53)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	2,700	281	352	(71)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	200	21	25	(4)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	8,400	875	1,054	(179)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	482	7	0	7
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,315	16	0	16
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	965	10	0	10

					$2,731	$3,328	$(597)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		1,600	3	3	0
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		7,800	10	13	(3)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		18,100	22	26	(4)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		30,100	146	36	110
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		28,000	136	14	122
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		10,300	38	44	(6)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		9,400	(7)	0	(7)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		5,800	(3)	0	(3)
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		5,900	(2)	(1)	(1)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,000	4	5	(1)
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		3,000	7	6	1
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		8,900	10	1	9
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		6,700	1	(5)	6
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		20,100	30	5	25
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		22,800	34	25	9
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		39,100	36	52	(16)
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		15,700	15	0	15
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		10,500	18	(15)	33
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		6,200	14	10	4
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		2,600	9	6	3
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		21,800	104	88	16
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		152,000	742	(89)	831
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		36,700	224	85	139
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		3,200	21	11	10
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		98,300	423	148	275
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		100	1	0	1
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		24,500	187	0	187
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		25,700	203	0	203
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		2,900	8	0	8
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		6,100	26	(1)	27
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		3,000	15	8	7
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	5	3	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		1,500	14	10	4
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		4,400	46	35	11
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$8,500	123	97	26
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		40,900	595	466	129
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		15,500	1,433	331	1,102
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		9,100	860	489	371
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		4,300	407	267	140
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		700	22	9	13
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		200	6	2	4
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CSFB		600	19	7	12
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		300	10	4	6
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	JPM		500	15	2	13
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	MSC		500	15	2	13
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		1,100	104	43	61
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		800	76	34	42
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		4,300	408	192	216
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		2,600	247	135	112
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	DUB		3,400	263	165	98
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	JPM		4,400	340	209	131
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	RBS		5,500	425	280	145
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	CITI		300	21	13	8
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		1,400	98	60	38
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		23,300	1,639	1,375	264
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	145,000	425	(6)	431
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		77,000	226	(5)	231
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		255,000	756	(1)	757

							$11,069	$4,693	$6,376

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	8,243,794	1-Month USD-LIBOR plus a specified spread	$892,147	07/15/2010	BOA	$(71,779)
Receive	eRAFI 1000 Index	923,494	1-Month USD-LIBOR plus a specified spread	99,941	09/15/2010	BOA	(8,041)
Receive	eRAFI 1000 Index	4,935,100	1-Month USD-LIBOR plus a specified spread	534,078	10/15/2010	BOA	(42,967)
Receive	eRAFI 1000 Index	5,407,805	1-Month USD-LIBOR plus a specified spread	585,235	01/14/2011	BOA	(47,085)
Pay	S&P 500 Index	310,438	1-Month USD-LIBOR plus a specified spread	575,741	01/14/2011	BOA	43,346
Receive	eRAFI 1000 Index	2,107,155	1-Month USD-LIBOR plus a specified spread	223,206	08/31/2010	CSFB	(13,566)
Receive	eRAFI 1000 Index	9,134,567	1-Month USD-LIBOR plus a specified spread	988,546	01/14/2011	CSFB	(79,533)
Pay	S&P 500 Index	523,597	1-Month USD-LIBOR plus a specified spread	971,070	01/14/2011	CSFB	73,109
Receive	eRAFI 1000 Index	4,439,683	1-Month USD-LIBOR plus a specified spread	470,284	02/28/2011	CSFB	(28,582)
Receive	eRAFI 1000 Index	1,296,250	1-Month USD-LIBOR plus a specified spread	137,309	02/28/2011	JPM	(8,345)

							$(183,443)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September Futures	$105.000	08/27/2010	100	$2	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	79.000	08/27/2010	2,000	19	31
Put - CBOT U.S. Treasury 10-Year Note September Futures	80.000	08/27/2010	1,900	18	30
Put - CBOT U.S. Treasury 10-Year Note September Futures	83.000	08/27/2010	3,130	29	49
Put - CBOT U.S. Treasury 10-Year Note September Futures	85.000	08/27/2010	500	5	8
Put - CBOT U.S. Treasury 10-Year Note September Futures	88.000	08/27/2010	2,100	20	33

				$93	$152

(j)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$119.000	08/27/2010	178	$108	$699
Call - CBOT U.S. Treasury 10-Year Note September Futures	120.000	08/27/2010	129	87	399
Call - CBOT U.S. Treasury 10-Year Note September Futures	122.000	08/27/2010	57	34	97
Call - CME S&P 500 Index July Futures	1,150.000	07/16/2010	121	242	11
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	307	214	14
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	57	51	7
Put - CME S&P 500 Index July Futures	1,050.000	07/16/2010	121	394	1,171

				$1,130	$2,398

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$27,800	$92	$717
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	27,800	200	3
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	57,800	299	1,351
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	23,000	114	924
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	50,600	254	2
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	105,100	1,146	1
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	21,900	191	880
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	21,900	83	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	91,700	637	38
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	119,800	532	2,801
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	52,900	191	2
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	66,900	400	1
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	13,400	115	538
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	13,400	56	1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	8	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	7,300	44	3
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	31,600	149	739
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	10,700	79	430
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	10,700	57	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	31,600	221	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	12,000	92	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	75,100	583	26

							$5,543	$8,458

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR	2,600	$5	$1
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	09/15/2010		2,600	17	25
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010		$2,300	3	0
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010		2,300	6	2

							$31	$28

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$31,900	$289	$716

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$39,800	$337	$445
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	79,100	706	898
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	141

						$1,151	$1,484

(k)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	3.930%	08/25/2010	01/22/2010	$7,080	$7,052	0.18%

(l)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$6,000	$6,491	$6,508

(m)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	9,786	07/2010	JPM	$283	$0	$283
Buy	BRL	7,306	08/2010	GSC	9	0	9
Sell	CAD	12,449	07/2010	UBS	684	0	684
Sell	CHF	2,644	09/2010	CITI	0	(105)	(105)
Buy	CNY	366	08/2010	BCLY	0	(1)	(1)
Buy		732	08/2010	DUB	0	(2)	(2)
Buy		8,449	08/2010	HSBC	0	(19)	(19)
Buy		43,420	08/2010	JPM	0	(50)	(50)
Buy		3,443	08/2010	MSC	0	0	0
Buy		226	11/2010	BCLY	0	(1)	(1)
Buy		371	11/2010	CITI	0	(1)	(1)
Buy		959	11/2010	DUB	0	(3)	(3)
Buy		371	11/2010	MSC	0	(1)	(1)
Buy		68,407	04/2011	BCLY	0	(141)	(141)
Buy		35,285	04/2011	HSBC	0	(75)	(75)
Buy		9,977	04/2011	MSC	0	(20)	(20)
Buy	EUR	469	07/2010	BCLY	0	(2)	(2)
Sell		50,419	07/2010	BCLY	5,831	0	5,831
Buy		570	07/2010	CITI	0	(4)	(4)
Sell		3,192	07/2010	CITI	14	0	14
Buy		116	07/2010	HSBC	3	0	3
Buy		148	07/2010	MSC	3	0	3
Buy		692	07/2010	RBS	0	(3)	(3)
Buy		7,208	08/2010	CITI	0	(82)	(82)
Sell	GBP	25,870	09/2010	BOA	0	(311)	(311)
Buy	IDR	1,220,400	10/2010	BOA	13	0	13
Buy		8,484,230	10/2010	CITI	81	0	81
Buy		1,220,400	10/2010	RBS	12	0	12
Buy		2,483,325	10/2010	UBS	20	0	20
Buy		2,931,900	11/2010	BCLY	16	0	16
Buy		2,919,000	11/2010	CITI	15	0	15
Buy		1,338,650	11/2010	DUB	4	0	4
Buy		2,672,200	11/2010	HSBC	10	0	10
Sell	JPY	2,189,254	07/2010	BOA	0	(853)	(853)
Buy	KRW	181,000	07/2010	BCLY	0	(5)	(5)
Sell		355,476	07/2010	BCLY	0	(2)	(2)
Buy		359,085	07/2010	DUB	0	(9)	(9)
Sell		284,560	07/2010	HSBC	0	(3)	(3)
Buy		298,307	07/2010	MSC	0	(8)	(8)
Sell		198,355	07/2010	MSC	0	(2)	(2)
Buy		1,007,040	08/2010	BCLY	0	(23)	(23)
Buy		714,030	08/2010	MSC	0	(23)	(23)
Buy		556,565	11/2010	BCLY	0	(20)	(20)
Buy		145,229	11/2010	BOA	0	(5)	(5)
Buy		1,048,104	11/2010	CITI	0	(45)	(45)
Sell		746,400	11/2010	CITI	0	(5)	(5)
Buy		174,390	11/2010	DUB	0	(8)	(8)
Buy		93,840	11/2010	GSC	0	(3)	(3)
Buy		1,417,569	11/2010	JPM	0	(88)	(88)
Sell		302,149	11/2010	JPM	0	(2)	(2)
Buy		441,150	11/2010	MSC	0	(25)	(25)
Buy	MXN	4,107	09/2010	DUB	1	(7)	(6)
Buy		29,658	09/2010	HSBC	0	(28)	(28)
Buy	MYR	2,209	10/2010	BCLY	29	0	29
Buy		240	10/2010	BOA	4	0	4
Buy		2,186	10/2010	CITI	21	0	21
Buy		1,165	10/2010	DUB	2	0	2
Buy	PHP	2,223	11/2010	BCLY	0	(1)	(1)
Buy		7,172	11/2010	CITI	0	(2)	(2)
Buy		2,130	11/2010	DUB	0	0	0
Buy	SGD	407	09/2010	BCLY	0	0	0
Buy		302	09/2010	CITI	1	0	1
Sell		970	09/2010	DUB	0	0	0
Buy		260	09/2010	GSC	1	0	1
Buy	TWD	13,639	10/2010	BCLY	0	(13)	(13)
Buy		1,263	10/2010	CITI	0	(1)	(1)
Buy		11,218	10/2010	DUB	0	(10)	(10)
Buy		2,970	01/2011	DUB	0	(2)	(2)
Buy		1,819	01/2011	JPM	0	0	0
Buy		2,800	01/2011	MSC	0	(1)	(1)
Buy		1,517	01/2011	UBS	0	0	0

					$7,057	$(2,015)	$5,042

(n)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$975	$0	$975
Corporate Bonds & Notes	0	1,005,635	0	1,005,635
Convertible Bonds & Notes	0	37,329	0	37,329
Municipal Bonds & Notes	0	87,295	0	87,295
U.S. Government Agencies	0	562,827	0	562,827
U.S. Treasury Obligations	0	954,769	0	954,769
Mortgage-Backed Securities	0	93,197	11,652	104,849
Asset-Backed Securities	0	34,341	15,408	49,749
Sovereign Issues	0	33,159	0	33,159
Convertible Preferred Securities	25,797	0	0	25,797
Short-Term Instruments	1,029,292	626,649	0	1,655,941
Purchased Options	150	2	0	152

Investments, at value	$1,055,239	$3,436,178	$27,060	$4,518,477
Short Sales, at value	$0	$(6,508)	$0	$(6,508)
Financial Derivative Instruments(3)	$130,332	$(182,046)	$(1,513)	$(53,227)

Totals	$1,185,571	$3,247,624	$25,547	$4,458,742

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Corporate Bonds & Notes	$17,596	$0	$0	$0	$148	$0	$(17,744)	$0	$0
Mortgage-Backed Securities	0	0	0	0	0	11,652	0	11,652	0
Asset-Backed Securities	15,051	0	27	0	330	0	0	15,408	330

Investments, at value	$32,647	$0	$27	$0	$478	$11,652	$(17,744)	$27,060	$330
Financial Derivative Instruments(3)	$(452)	$(737)	$0	$32	$(356)	$0	$0	$(1,513)	$(347)

Totals	$32,195	$(737)	$27	$32	$122	$11,652	$(17,744)	$25,547	$(17)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Fundamental IndexPLUSTM Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 24.8%
BANKING & FINANCE 21.3%
Ally Financial, Inc.
5.375% due 06/06/2011		$200	$200
6.000% due 05/23/2012		300	297
ASB Finance Ltd.
0.732% due 02/13/2012	EUR	500	605
Bank of Scotland PLC
4.880% due 04/15/2011		$1,600	1,652
Barclays Bank PLC
0.713% due 03/23/2017		300	275
BRFkredit A/S
0.553% due 04/15/2013		1,100	1,101
CIT Group, Inc.
7.000% due 05/01/2013		156	151
7.000% due 05/01/2014		85	80
7.000% due 05/01/2015		285	264
7.000% due 05/01/2016		141	130
7.000% due 05/01/2017		198	179
Credit Agricole S.A.
0.694% due 02/02/2012		500	498
Dexia Credit Local
2.000% due 03/05/2013		800	800
DnB NOR Bank ASA
0.768% due 09/01/2016		300	293
Ford Motor Credit Co. LLC
7.500% due 08/01/2012		100	102
8.625% due 11/01/2010		100	102
Foundation Re II Ltd.
7.195% due 11/26/2010		500	478
Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	50,000	551
Goldman Sachs Group, Inc.
0.707% due 07/22/2015		$100	90
0.988% due 03/22/2016		300	268
HSBC Finance Corp.
1.805% due 10/20/2010		1,900	1,901
ING Bank NV
0.928% due 01/13/2012		1,700	1,710
International Lease Finance Corp.
5.625% due 09/15/2010		100	100
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		200	40
Macquarie Bank Ltd.
2.600% due 01/20/2012		1,400	1,431
Morgan Stanley
0.783% due 10/15/2015		400	358
1.029% due 03/01/2013	EUR	100	115
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	200	186
Royal Bank of Scotland Group PLC
0.823% due 04/08/2011		$2,800	2,796
1.450% due 10/20/2011		800	802
2.625% due 05/11/2012		800	819
Sumitomo Mitsui Banking Corp.
1.002% due 06/02/2049	JPY	100,000	1,121
Westpac Banking Corp.
0.784% due 07/16/2014		$1,000	1,006
Williams Cos., Inc.
Credit Linked Certificate Trust V
6.375% due 10/01/2010		500	504

			21,005

INDUSTRIALS 1.6%
Daimler Finance North America LLC
5.750% due 09/08/2011	400	417
Dow Chemical Co.
2.624% due 08/08/2011	600	609
Pemex Project Funding Master Trust
1.136% due 12/03/2012	200	200
Reynolds American, Inc.
1.237% due 06/15/2011	400	398

		1,624

UTILITIES 1.9%
BP Capital Markets PLC
0.667% due 04/11/2011	2,000	1,913

Total Corporate Bonds & Notes (Cost $24,142)		24,542

MUNICIPAL BONDS & NOTES 2.7%
Louisiana State Revenue Bonds, Series 2009
2.729% due 05/01/2043	300	300
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	2,400	2,397

Total Municipal Bonds & Notes (Cost $2,700)		2,697

U.S. GOVERNMENT AGENCIES 36.1%
Fannie Mae
0.407% due 12/25/2036	312	309
0.447% due 01/25/2021	313	310
0.597% due 05/25/2037	426	424
0.697% due 03/25/2037 - 09/25/2042	269	266
0.707% due 03/25/2037	417	414
0.747% due 05/25/2031 - 09/25/2035	461	457
0.757% due 09/25/2035	731	720
0.977% due 05/25/2040	1,002	1,000
1.047% due 10/25/2037	640	640
1.067% due 06/25/2037	276	276
1.077% due 06/25/2040	3,815	3,815
1.097% due 03/25/2038 - 01/25/2040	4,292	4,313
1.167% due 12/25/2039	902	907
1.247% due 07/25/2039	697	701
1.634% due 07/01/2044	79	79
2.370% due 05/01/2035	47	49
2.385% due 11/01/2035	26	26
2.657% due 11/01/2034	28	29
2.672% due 05/01/2035	47	49
2.756% due 05/01/2036	479	489
2.762% due 09/01/2036	522	533
2.788% due 07/01/2036	509	520
2.866% due 10/01/2034	11	11
2.903% due 08/01/2036	550	564
2.947% due 06/01/2035	312	328
3.155% due 09/01/2035	66	69
3.187% due 11/01/2035	94	98
3.226% due 12/01/2033	35	37
3.242% due 07/01/2035	123	128
3.330% due 08/01/2035	908	945
3.382% due 07/01/2034	24	26
3.558% due 07/01/2034	14	15
4.500% due 08/01/2040	1,000	1,033

6.000% due 08/01/2036 - 07/01/2040	5,228	5,681
6.500% due 10/01/2036	810	890
Freddie Mac
0.387% due 12/25/2036	1,229	1,221
0.650% due 02/15/2037	42	41
0.680% due 02/15/2037	170	169
0.690% due 02/15/2037	403	401
0.700% due 12/15/2030	18	18
0.750% due 06/15/2018	15	15
0.960% due 07/15/2037	840	838
1.020% due 08/15/2037	857	856
1.050% due 08/15/2037	1,044	1,045
1.060% due 10/15/2037	254	254
1.070% due 05/15/2037 - 09/15/2037	1,176	1,176
1.100% due 08/15/2036	624	626
1.125% due 07/27/2012	100	101
1.200% due 11/15/2039	417	419
1.205% due 01/15/2038	654	658
1.621% due 02/25/2045	72	73
3.110% due 06/01/2035	113	118
4.125% due 12/21/2012	100	108
4.311% due 08/01/2035	149	154
5.000% due 07/15/2024	8	8
5.500% due 10/01/2035	163	177
6.000% due 01/01/2037 - 08/01/2040	1,021	1,105

Total U.S. Government Agencies (Cost $35,511)		35,732

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Notes
0.750% due 05/31/2012 (d)(e)	8,200	8,226
1.875% due 06/30/2015	1,100	1,105
2.500% due 06/30/2017	300	302

Total U.S. Treasury Obligations (Cost $9,600)		9,633

MORTGAGE-BACKED SECURITIES 14.2%
Banc of America Funding Corp.
5.978% due 01/20/2047	891	638
Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	138	137
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	871	551
5.563% due 12/26/2046	491	325
Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035	40	35
First Horizon Asset Securities, Inc.
3.936% due 08/25/2035	594	568
GMAC Mortgage Corp. Loan Trust
3.640% due 11/19/2035	38	32
Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	202	183
0.427% due 01/25/2047	301	282
0.617% due 11/25/2045	19	10
Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	461	385
GS Mortgage Securities Corp. II
0.481% due 03/06/2020	300	288
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	32	32
0.568% due 05/19/2035	45	26

Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	18	18
Lehman Mortgage Trust
0.667% due 08/25/2036	853	640
Mellon Residential Funding Corp.
0.790% due 12/15/2030	235	221
Merrill Lynch Floating Trust
0.420% due 06/15/2022	1,706	1,616
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	477	363
MLCC Mortgage Investors, Inc.
1.730% due 01/25/2029	198	193
Morgan Stanley Capital I
0.410% due 10/15/2020	230	208
Structured Adjustable Rate Mortgage Loan Trust
2.711% due 01/25/2035	919	732
4.540% due 08/25/2035	398	317
Structured Asset Mortgage Investments, Inc.
0.598% due 07/19/2035	213	137
0.627% due 02/25/2036	57	32
Structured Asset Securities Corp.
3.051% due 10/25/2035	127	100
Thornburg Mortgage Securities Trust
0.467% due 10/25/2046	142	139
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	1,456	1,323
WaMu Mortgage Pass-Through Certificates
0.617% due 12/25/2045	28	21
0.637% due 10/25/2045	29	23
0.987% due 12/25/2027	994	896
1.151% due 01/25/2047	327	197
1.412% due 02/25/2046	2,116	1,433
1.621% due 11/25/2042	49	42
1.706% due 05/25/2041	9	9
3.109% due 02/27/2034	426	418
3.359% due 10/25/2046	382	249
3.359% due 12/25/2046	2,224	1,248

Total Mortgage-Backed Securities (Cost $17,634)		14,067

ASSET-BACKED SECURITIES 1.2%
Aames Mortgage Investment Trust
1.922% due 01/25/2035	671	660
AMMC CDO
0.774% due 08/08/2017	500	475
Morgan Stanley IXIS Real Estate Capital Trust
0.397% due 11/25/2036	13	13
SBI HELOC Trust
0.517% due 08/25/2036	10	10

Total Asset-Backed Securities (Cost $1,169)		1,158

SOVEREIGN ISSUES 3.2%
Korea Development Bank
0.764% due 11/22/2012	100	97
Societe Financement de l’Economie Francaise
0.504% due 07/16/2012	3,000	3,016

Total Sovereign Issues (Cost $3,100)		3,113

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%
Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011	1,400	2
Motors Liquidation Co.
5.250% due 03/06/2032	96,000	648

Total Convertible Preferred Securities (Cost $1,700)		650

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 24.8%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$243	243

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $252. Repurchase proceeds are $243.)
U.S. TREASURY BILLS 7.8%
0.126% due 07/01/2010 - 07/29/2010 (b)(d)(e)	7,673	7,672

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.152% due 07/15/2010 (d)(e)	106	106

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 16.7%
	1,646,247	16,486

Total Short-Term Instruments (Cost $24,504)		24,507

Total Investments 117.4% (Cost $120,060)		$116,099
Written Options (g) (0.2%) (Premiums $187)		(180)
Other Assets and Liabilities (Net) (17.2%)		(17,052)

Net Assets 100.0%		$98,867

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $7,853 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Securities with an aggregate market value of $231 and cash of $112 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/
90-Day Eurodollar December Futures	Long	12/2010	1	$0
90-Day Eurodollar September Futures	Long	09/2010	3	0
U.S. Treasury 2-Year Note September Futures	Long	09/2010	7	5
				$5

(f)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GSC	2.500%	09/27/2010	3.060%	$200	$0	$0	$0
Ally Financial, Inc.	JPM	3.670%	09/20/2012	4.405%	1,000	(14)	0	(14)
American International Group, Inc.	BOA	0.910%	12/20/2012	3.076%	400	(20)	0	(20)
American International Group, Inc.	BOA	0.930%	12/20/2012	3.076%	600	(30)	0	(30)
American International Group, Inc.	RBS	0.780%	12/20/2012	3.076%	400	(21)	0	(21)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.709%	300	(6)	0	(6)
Brazil Government International Bond	HSBC	1.000%	03/20/2015	1.312%	900	(12)	(19)	7
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.312%	300	(4)	(7)	3
Brazil Government International Bond	UBS	1.000%	03/20/2015	1.312%	300	(4)	(6)	2
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.866%	200	12	4	8
General Electric Capital Corp.	BNP	4.600%	12/20/2013	2.030%	600	51	0	51
General Electric Capital Corp.	BNP	4.700%	12/20/2013	2.030%	300	26	0	26
General Electric Capital Corp.	BOA	5.000%	06/20/2014	2.029%	100	11	4	7
General Electric Capital Corp.	DUB	5.000%	06/20/2014	2.029%	100	11	4	7
MBIA, Inc.	BOA	2.800%	12/20/2012	43.121%	400	(222)	0	(222)
MBIA, Inc.	DUB	3.400%	12/20/2012	43.121%	400	(218)	0	(218)
MetLife, Inc.	JPM	1.700%	03/20/2013	2.925%	600	(19)	0	(19)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.612%	1,000	3	3	0
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	2.830%	500	(53)	0	(53)
Morgan Stanley Bank AG for OAO Gazprom	BCLY	0.740%	01/20/2012	2.302%	800	(17)	0	(17)
Morgan Stanley Bank AG for OAO Gazprom	DUB	1.000%	10/20/2011	2.163%	400	(5)	0	(5)
New York, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	2.650%	500	(50)	0	(50)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	2.237%	800	(9)	0	(9)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	2.237%	500	(4)	0	(4)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	2.237%	300	(2)	0	(2)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	2.237%	300	1	0	1
Republic of Germany	JPM	0.250%	03/20/2015	0.427%	900	(7)	0	(7)
SLM Corp.	BOA	5.000%	12/20/2011	4.778%	100	0	(7)	7
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	100	2	1	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.719%	500	7	3	4

						$(593)	$(20)	$(573)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,000	$(12)	$(18)	$6
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		6,000	22	25	(3)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		2,400	9	9	0
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		2,700	0	0	0
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		1,500	33	(1)	34
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		1,600	35	(1)	36
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		200	10	0	10
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		6,600	6	9	(3)
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$1,400	20	16	4
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		1,100	16	13	3

							$139	$52	$87

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate(4)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	eRAFI 1000 Index	12,959	1-Month USD-LIBOR plus a specified spread	$1,402	07/15/2010	BOA	$(113)
Receive	eRAFI 1000 Index	4,600	1-Month USD-LIBOR plus a specified spread	498	09/15/2010	BOA	(40)
Receive	eRAFI 1000 Index	623,689	1-Month USD-LIBOR plus a specified spread	67,496	10/15/2010	BOA	(5,430)
Receive	eRAFI 1000 Index	114,050	1-Month USD-LIBOR plus a specified spread	12,081	08/31/2010	CSFB	(734)
Receive	eRAFI 1000 Index	47,215	1-Month USD-LIBOR plus a specified spread	5,001	02/28/2011	CSFB	(304)
Receive	eRAFI 1000 Index	194,750	1-Month USD-LIBOR plus a specified spread	21,076	04/15/2011	CSFB	(1,696)

							$(8,317)

(4)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME S&P 500 Index July Futures	$1,150.000	07/16/2010	4	$8	$0
Put - CME S&P 500 Index July Futures	1,050.000	07/16/2010	4	13	39

				$21	$39

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	5,000	$35	$5
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		$800	5	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,300	4	34
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,300	10	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		2,700	7	70
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		2,700	24	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		4,000	42	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		1,000	8	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		2,200	14	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		200	1	0

								$150	$110

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JP	Y90.000	07/21/2010	$900	$8	$20

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,000	$8	$11

(h)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$1,000	$1,076	$1,085

(i)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,404	08/2010	GSC	$2	$0	$2
Buy	CAD	69	07/2010	UBS	0	(4)	(4)
Sell	CHF	195	09/2010	CITI	0	(8)	(8)
Buy	CNY	27	08/2010	BCLY	0	0	0
Buy		27	08/2010	DUB	0	0	0
Buy		163	08/2010	HSBC	0	0	0
Buy		4,979	08/2010	JPM	0	(6)	(6)
Buy		306	08/2010	MSC	0	0	0
Buy		93	11/2010	BCLY	0	0	0
Buy		152	11/2010	CITI	0	0	0
Buy		397	11/2010	DUB	0	(1)	(1)
Buy		152	11/2010	MSC	0	0	0
Sell	EUR	808	08/2010	CITI	9	0	9
Sell	GBP	220	09/2010	BOA	0	(3)	(3)
Buy	IDR	101,700	10/2010	BOA	1	0	1
Buy		606,100	10/2010	CITI	6	0	6
Buy		101,700	10/2010	RBS	1	0	1
Buy		198,666	10/2010	UBS	2	0	2
Buy		390,920	11/2010	BCLY	2	0	2
Buy		291,900	11/2010	CITI	2	0	2
Buy		166,605	11/2010	DUB	0	0	0
Buy		309,600	11/2010	HSBC	1	0	1
Sell	JPY	212,068	07/2010	BOA	0	(83)	(83)
Buy	KRW	21,000	07/2010	BCLY	0	(1)	(1)
Buy		41,521	07/2010	DUB	0	(1)	(1)
Sell		74,212	07/2010	HSBC	0	(1)	(1)
Buy		26,808	07/2010	JPM	0	0	0
Buy		34,489	07/2010	MSC	0	(1)	(1)
Sell		49,605	07/2010	MSC	0	(1)	(1)
Buy		63,676	08/2010	BCLY	0	(1)	(1)
Sell		35,948	08/2010	BCLY	0	0	0
Sell		26,808	08/2010	JPM	0	0	0
Buy		82,552	08/2010	MSC	0	(3)	(3)
Buy		37,124	11/2010	BCLY	0	(1)	(1)
Buy		41,517	11/2010	BOA	0	(1)	(1)
Buy		90,097	11/2010	CITI	0	(4)	(4)
Sell		239,800	11/2010	CITI	0	(2)	(2)
Buy		11,626	11/2010	DUB	0	(1)	(1)
Buy		11,730	11/2010	GSC	0	0	0
Buy		121,685	11/2010	JPM	0	(8)	(8)
Sell		97,001	11/2010	JPM	0	(1)	(1)
Buy		23,022	11/2010	MSC	0	(1)	(1)
Buy	MXN	3,097	09/2010	HSBC	0	(3)	(3)
Buy	MYR	207	10/2010	BCLY	3	0	3
Buy		157	10/2010	CITI	2	0	2
Buy		103	10/2010	DUB	0	0	0
Buy	SGD	46	09/2010	BCLY	0	0	0
Buy		35	09/2010	CITI	0	0	0
Sell		111	09/2010	DUB	0	0	0
Buy		30	09/2010	GSC	0	0	0
Buy	TWD	1,344	10/2010	BCLY	0	(1)	(1)
Buy		130	10/2010	CITI	0	0	0
Buy		1,085	10/2010	DUB	0	(1)	(1)
Buy		306	01/2011	DUB	0	0	0
Buy		188	01/2011	JPM	0	0	0
Buy		288	01/2011	MSC	0	0	0
Buy		156	01/2011	UBS	0	0	0

					$31	$(138)	$(107)

(j)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$23,421	$1,121	$24,542
Municipal Bonds & Notes	0	2,697	0	2,697
U.S. Government Agencies	0	35,732	0	35,732
U.S. Treasury Obligations	0	9,633	0	9,633
Mortgage-Backed Securities	0	14,067	0	14,067
Asset-Backed Securities	0	683	475	1,158
Sovereign Issues	0	3,113	0	3,113
Convertible Preferred Securities	0	650	0	650
Short-Term Instruments	16,486	8,021	0	24,507

Investments, at value	$16,486	$98,017	$1,596	$116,099
Short Sales, at value	$0	$(1,085)	$0	$(1,085)
Financial Derivative Instruments(3)	$(34)	$(9,040)	$(11)	$(9,085)

Totals	$16,452	$87,892	$1,585	$105,929

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Corporate Bonds & Notes	$1,062	$0	$0	$0	$59	$0	$0	$1,121	$59
U.S. Government Agencies	1,099	(1,100)	0	0	1	0	0	0	0
Asset-Backed Securities	454	0	1	0	20	0	0	475	20

Investments, at value	$2,615	$(1,100)	$1	$0	$80	$0	$0	$1,596	$79
Financial Derivative Instruments(3)	$(26)	$24	$0	$(2)	$(7)	$0	$0	$(11)	$(3)

Totals	$2,589	$(1,076)	$1	$(2)	$73	$0	$0	$1,585	$76

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Fundamental IndexPLUSTM TR Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 33.8%
BANKING & FINANCE 25.8%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$700	$768
Ally Financial, Inc.
6.875% due 08/28/2012		500	499
American Express Credit Corp.
5.875% due 05/02/2013		700	767
American Express Travel Related Services Co., Inc.
0.554% due 06/01/2011		300	297
5.250% due 11/21/2011		300	312
American General Finance Corp.
4.875% due 07/15/2012		300	273
6.900% due 12/15/2017		1,300	1,042
American International Group, Inc.
5.050% due 10/01/2015		100	92
5.850% due 01/16/2018		4,000	3,595
Bank of America Corp.
0.766% due 08/15/2016		400	352
6.500% due 08/01/2016		1,800	1,951
Bank of Montreal
2.850% due 06/09/2015		100	102
Barclays Bank PLC
6.050% due 12/04/2017		1,000	1,011
14.000% due 11/29/2049	GBP	1,000	1,868
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$500	585
CIT Group, Inc.
7.000% due 05/01/2013		150	144
7.000% due 05/01/2014		74	70
7.000% due 05/01/2015		274	254
7.000% due 05/01/2016		124	113
7.000% due 05/01/2017		173	157
Citigroup, Inc.
4.750% due 05/19/2015		1,200	1,201
4.750% due 02/10/2019	EUR	1,000	1,120
Comerica Bank
0.594% due 05/24/2011		$2,400	2,376
Commonwealth Bank of Australia
0.714% due 07/12/2013		2,800	2,792
Deutsche Bank AG
1.236% due 02/17/2015		2,700	2,654
Dexia Credit Local
2.000% due 03/05/2013		1,600	1,601
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,000	1,028
7.375% due 02/01/2011		1,700	1,732
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	126
Foundation Re Ltd. II
7.195% due 11/26/2010		$1,400	1,339
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	3,492
HSBC Holdings PLC
6.500% due 05/02/2036		$1,900	1,979
ING Bank NV
2.625% due 02/09/2012		900	918
JPMorgan Chase & Co.
0.992% due 09/26/2013	EUR	1,500	1,774
6.000% due 01/15/2018		$900	996
7.900% due 04/29/2049		500	517
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,700	1,855

KeyCorp
0.892% due 11/22/2010	EUR	1,500	1,832
LBG Capital No.1 PLC
8.500% due 12/29/2049		$100	78
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	400	504
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		$900	180
6.200% due 09/26/2014 (a)		400	81
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,200	2,352
Morgan Stanley
2.930% due 05/14/2013		1,500	1,507
National Australia Bank Ltd.
5.350% due 06/12/2013		800	868
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,800	2,894
Petroleum Export Ltd.
5.265% due 06/15/2011		35	35
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,084
Resona Bank Ltd.
5.850% due 09/29/2049		200	189
Royal Bank of Scotland Group PLC
0.823% due 04/08/2011		5,900	5,892
1.450% due 10/20/2011		1,500	1,503
SLM Corp.
2.750% due 03/15/2011	CHF	700	643
8.000% due 03/25/2020		$1,600	1,420
Societe Generale
5.922% due 04/29/2049		600	455
Sun Life Financial Global Funding LP
0.542% due 07/06/2010		1,009	1,009
Swedbank AB
3.625% due 12/02/2011	EUR	100	126
Temasek Financial I Ltd.
4.300% due 10/25/2019		$300	313
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	205
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		300	351
UBS AG
5.750% due 04/25/2018		600	620
5.875% due 12/20/2017		700	743
White Nights Finance BV for Gazprom
10.500% due 03/25/2014		200	233
Williams Cos., Inc.
Credit Linked Certificate Trust V
6.375% due 10/01/2010		700	706

			67,575

INDUSTRIALS 6.3%
Amgen, Inc.
6.900% due 06/01/2038		314	396
AstraZeneca PLC
5.900% due 09/15/2017		400	469
6.450% due 09/15/2037		300	366
C8 Capital SPV Ltd.
6.640% due 12/31/2049		4,200	2,772
Codelco, Inc.
6.150% due 10/24/2036		100	111
Comcast Corp.
5.875% due 02/15/2018		300	335
6.450% due 03/15/2037		300	326

Dow Chemical Co.
4.850% due 08/15/2012	1,300	1,372
6.000% due 10/01/2012	200	215
Gaz Capital S.A. for Gazprom
6.212% due 11/22/2016	200	203
7.201% due 02/01/2020	447	465
International Business Machines Corp.
5.700% due 09/14/2017	742	864
Kraft Foods, Inc.
6.125% due 02/01/2018	800	910
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	700	786
Peabody Energy Corp.
7.875% due 11/01/2026	300	317
Petrobras International Finance Co.
7.875% due 03/15/2019	2,000	2,300
Roche Holdings, Inc.
7.000% due 03/01/2039	127	166
Rohm and Haas Co.
6.000% due 09/15/2017	500	547
Shell International Finance BV
5.500% due 03/25/2040	100	107
Time Warner, Inc.
5.875% due 11/15/2016	2,100	2,372
Total Capital S.A.
4.450% due 06/24/2020	100	102
TransCanada Pipelines Ltd.
7.625% due 01/15/2039	300	385
UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	753

		16,639

UTILITIES 1.7%
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	664
NGPL PipeCo LLC
6.514% due 12/15/2012	800	797
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	259
Verizon Wireless Capital LLC
3.065% due 05/20/2011	2,600	2,659

		4,379

Total Corporate Bonds & Notes (Cost $89,547)		88,593

MUNICIPAL BONDS & NOTES 1.7%
California State General Obligation Bonds, Series 2009
7.550% due 04/01/2039	1,300	1,396
California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	100	106
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	200	223
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	198
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	400	439
New York State Thruway Authority Revenue Bonds, Series 2010
5.883% due 04/01/2030	1,000	1,070

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	1,000	1,028

Total Municipal Bonds & Notes (Cost $4,204)		4,460

U.S. GOVERNMENT AGENCIES 30.9%
Fannie Mae
0.407% due 12/25/2036	416	411
0.697% due 07/25/2037 - 09/25/2042	1,982	1,964
0.727% due 07/25/2037	1,353	1,351
0.747% due 09/25/2035	812	803
0.757% due 09/25/2035	1,655	1,631
1.077% due 06/25/2040	4,989	4,990
1.087% due 03/25/2040	1,960	1,966
1.621% due 06/01/2043	481	484
1.634% due 07/01/2044	127	126
2.385% due 11/01/2035	207	212
2.548% due 12/01/2033	380	396
2.550% due 03/01/2035	67	70
2.769% due 01/01/2035	568	594
2.866% due 10/01/2034	95	97
2.885% due 05/25/2035	103	108
2.947% due 06/01/2035	1,404	1,477
3.039% due 07/01/2035	529	553
3.126% due 10/01/2035	256	267
3.155% due 09/01/2035	432	449
3.226% due 12/01/2033	183	191
3.242% due 07/01/2035	664	691
3.297% due 09/01/2035	657	688
3.494% due 07/01/2034	535	557
4.220% due 06/01/2035	1,104	1,126
4.403% due 08/01/2035	1,041	1,084
4.500% due 07/01/2040 - 09/01/2040	8,000	8,279
5.000% due 06/25/2027	91	92
5.500% due 10/01/2021 - 10/01/2023	866	936
6.000% due 02/01/2029 - 04/01/2039	3,668	4,000
6.500% due 08/01/2029 - 07/01/2040	1,025	1,123
Freddie Mac
0.500% due 07/15/2019	927	925
0.607% due 08/25/2031	155	144
0.750% due 06/15/2018	92	92
1.621% due 02/25/2045	72	73
3.110% due 06/01/2035	879	915
3.150% due 10/01/2035	735	766
3.432% due 11/01/2034	551	575
3.498% due 09/01/2035	297	307
4.311% due 08/01/2035	696	721
5.500% due 08/01/2040	19,000	20,321
6.000% due 08/01/2040	8,000	8,655
Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037	906	989
Small Business Administration
5.290% due 12/01/2027	547	599
5.490% due 03/01/2028	4,158	4,542
5.600% due 09/01/2028	4,115	4,525

Total U.S. Government Agencies (Cost $78,948)		80,865

U.S. TREASURY OBLIGATIONS 17.2%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	312	317
2.375% due 01/15/2025	116	129
2.375% due 01/15/2027	540	600
U.S. Treasury Bonds
4.250% due 05/15/2039	900	954
4.375% due 11/15/2039	500	541
4.375% due 05/15/2040	1,200	1,301
8.750% due 05/15/2020	300	449
U.S. Treasury Notes
1.375% due 05/15/2013	2,900	2,936
1.875% due 06/30/2015	200	201
2.125% due 05/31/2015 (g)	12,200	12,416
2.250% due 01/31/2015	200	205
2.500% due 04/30/2015	3,300	3,419
2.500% due 06/30/2017	5,200	5,227
2.750% due 05/31/2017	2,900	2,964
3.125% due 04/30/2017 (g)	3,300	3,452
3.375% due 11/15/2019	200	207
3.500% due 05/15/2020	5,100	5,344
3.625% due 02/15/2020 (g)	4,200	4,443

Total U.S. Treasury Obligations (Cost $44,060)		45,105

MORTGAGE-BACKED SECURITIES 11.0%
American Home Mortgage Investment Trust
2.527% due 02/25/2045	178	160
Banc of America Commercial Mortgage, Inc.
5.928% due 05/10/2045	900	955
Bear Stearns Adjustable Rate Mortgage Trust
3.529% due 01/25/2034	1,277	1,214
Bear Stearns Alt-A Trust
0.507% due 02/25/2034	645	483
4.539% due 09/25/2035	168	127
Bear Stearns Commercial Mortgage Securities
0.459% due 03/15/2019	684	637
5.331% due 02/11/2044	100	98
5.471% due 01/12/2045	300	311
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	603	381
Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035	396	350
4.700% due 12/25/2035	211	193
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	880
Countrywide Alternative Loan Trust
0.527% due 05/25/2047	629	329
0.627% due 02/25/2037	2,934	1,562
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	159	116
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	100	104
Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	291	264
0.427% due 01/25/2047	392	366
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	104
5.444% due 03/10/2039	500	502
GSR Mortgage Loan Trust
2.943% due 09/25/2035	1,263	1,188
5.209% due 11/25/2035	1,000	942

Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	1	1
Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	41	41
2.735% due 01/25/2036	559	347
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,900	2,841
5.882% due 02/15/2051	300	302
JPMorgan Mortgage Trust
5.750% due 01/25/2036	106	93
Mellon Residential Funding Corp.
0.790% due 12/15/2030	1,731	1,622
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	600	576
Merrill Lynch Floating Trust
0.420% due 06/15/2022	2,697	2,555
0.888% due 07/09/2021	1,500	1,385
Morgan Stanley Capital I
5.364% due 03/15/2044	2,500	2,467
5.809% due 12/12/2049	100	104
Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035	463	243
2.771% due 08/25/2034	846	814
Structured Asset Mortgage Investments, Inc.
0.627% due 02/25/2036	287	159
TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	23	22
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	550	530
0.467% due 10/25/2046	901	879
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	1,564	1,421
WaMu Mortgage Pass-Through Certificates
0.637% due 10/25/2045	87	68
1.621% due 11/25/2042	74	64
1.706% due 05/25/2041	66	62
Wells Fargo Mortgage-Backed Securities Trust
4.807% due 03/25/2036	885	786

Total Mortgage-Backed Securities (Cost $31,307)		28,648

ASSET-BACKED SECURITIES 2.0%
ACE Securities Corp.
0.397% due 12/25/2036	110	100
Asset-Backed Securities Corp. Home Equity
0.622% due 09/25/2034	151	130
Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036	250	236
Centurion CDO VII Ltd.
0.708% due 01/30/2016	1,496	1,427
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	712	700
0.397% due 05/25/2047	105	102
0.417% due 06/25/2047	211	201
0.427% due 06/25/2037	123	119
0.457% due 10/25/2046	48	47
Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036	167	150
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	238	233

Fremont Home Loan Trust
0.397% due 10/25/2036		69	68
0.407% due 01/25/2037		152	128
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036		90	82
JPMorgan Mortgage Acquisition Corp.
0.397% due 10/25/2036		1,020	980
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		17	15
Morgan Stanley ABS Capital I
0.387% due 10/25/2036		39	38
0.397% due 10/25/2036		5	5
Park Place Securities, Inc.
0.660% due 10/25/2034		313	302
SBI HELOC Trust
0.517% due 08/25/2036		35	34
Structured Asset Securities Corp.
0.397% due 10/25/2036		102	100

Total Asset-Backed Securities (Cost $5,389)			5,197

SOVEREIGN ISSUES 1.8%
Brazil Government International Bond
8.000% due 01/15/2018		533	621
10.250% due 01/10/2028	BRL	600	337
Canada Government Bond
2.000% due 12/01/2014	CAD	1,000	929
Export-Import Bank of China
4.875% due 07/21/2015		$100	108
Export-Import Bank of Korea
5.125% due 06/29/2020		100	101
Korea Development Bank
4.375% due 08/10/2015		700	715
Mexico Government International Bond
5.950% due 03/19/2019		300	335
Societe Financement de l’Economie Francaise
0.504% due 07/16/2012		1,000	1,005
2.375% due 03/26/2012		600	614

Total Sovereign Issues (Cost $4,585)			4,765

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%
American International Group, Inc.
8.500% due 08/01/2011		44,400	426
Motors Liquidation Co.
5.250% due 03/06/2032		80,000	540

Total Convertible Preferred Securities (Cost $531)			966

PREFERRED STOCKS 0.7%
DG Funding Trust
1.199% due 12/31/2049		243	1,892

Total Preferred Stocks (Cost $2,585)			1,892

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 26.5%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$1,416	1,416

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,445. Repurchase proceeds are $1,416.)
U.S. TREASURY BILLS 5.4%
0.156% due 07/01/2010 - 08/26/2010 (b)(e)(g)	14,186	14,184

U.S. TREASURY CASH MANAGEMENT BILLS 1.5%
0.153% due 07/15/2010 (e)	4,020	4,020

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 19.0%
	4,978,239	49,852

Total Short-Term Instruments (Cost $69,469)		69,472

Total Investments 126.0% (Cost $330,625)		$329,963
Written Options (i) (0.3%) (Premiums $557)		(837)
Other Assets and Liabilities (Net) (25.7%)		(67,263)

Net Assets 100.0%		$261,863

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $17,518 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $768 at a weighted average interest rate of 0.114%. On June 30, 2010, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $1,228 and cash of $7 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	83	$228
90-Day Eurodollar March Futures	Long	03/2011	2	5
90-Day Eurodollar September Futures	Long	09/2010	59	81
U.S. Treasury 2-Year Note September Futures	Long	09/2010	162	152
U.S. Treasury 5-Year Note September Futures	Long	09/2010	62	102
U.S. Treasury 10-Year Note September Futures	Long	09/2010	233	620

				$1,188

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	1.750%	03/20/2013	0.947%	$1,300	$29	$0	$29
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	300	(5)	(8)	3
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	1,000	(16)	(11)	(5)
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.416%	300	10	0	10
Gaz Capital S.A.	BCLY	1.600%	12/20/2012	2.576%	1,800	(41)	0	(41)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.721%	1,500	(12)	0	(12)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.948%	1,500	(46)	0	(46)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	2.030%	700	62	0	62
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.030%	700	53	0	53
General Electric Capital Corp.	CITI	5.000%	09/20/2014	2.042%	600	70	21	49
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.030%	800	72	0	72
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	300	2	4	(2)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%	100	1	1	0
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	600	3	7	(4)
MetLife, Inc.	GSC	1.000%	03/20/2015	3.284%	2,000	(188)	(121)	(67)
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.283%	600	(7)	(13)	6
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.283%	400	(5)	(9)	4
SLM Corp.	JPM	4.300%	03/20/2013	5.488%	1,900	(53)	0	(53)
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.698%	100	1	1	0
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	200	2	1	1
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.698%	100	1	1	0
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	1,000	13	4	9
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.698%	100	2	1	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.719%	1,000	13	4	9

						$(39)	$(117)	$78

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$200	$20	$24	$(4)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	1,000	105	131	(26)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	1,000	104	121	(17)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(54)	0	(54)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	963	(10)	0	(10)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	2,990	40	0	40
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	675	5	0	5
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	1,543	11	0	11
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	9	0	9

					$230	$276	$(46)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,400	$92	$(1)	$93
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	3,300	(41)	(60)	19
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(1)	0	(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		700	1	1	0
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		200	1	1	0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		700	3	3	0
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	40	0	40
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		200	0	0	0
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	71	(21)	92
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	9	1	8
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	29	3	26
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	1	0	1
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		300	0	0	0
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,700	3	1	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,600	3	2	1
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,000	3	4	(1)
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,000	1	(2)	3
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		400	1	1	0
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	1	1	0
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		500	2	1	1
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		6,800	33	1	32
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		5,900	25	6	19
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		1,200	6	4	2
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		1,800	14	3	11
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		500	2	0	2
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		300	2	1	1

Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		400	4	2	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	1	0
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		800	9	6	3
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	11,700	(35)	9	(44)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		2,100	(7)	1	(8)
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$1,800	27	21	6
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		8,900	129	101	28
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		3,700	349	198	151
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		1,500	142	86	56
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		700	21	9	12
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		200	6	2	4
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		300	10	4	6
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		300	29	13	16
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		1,600	152	86	66
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		900	85	54	31
Pay	3-Month USD-LIBOR	4.000%	06/16/2020	CITI		100	9	5	4
Pay	3-Month USD-LIBOR	4.000%	06/16/2020	RBS		100	9	5	4
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		300	21	14	7
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	MSC		300	21	14	7
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		2,500	176	130	46
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	6,000	104	0	104
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	8,000	23	(1)	24
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		7,000	21	0	21
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		8,000	24	3	21

							$1,630	$714	$916

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	eRAFI 1000 Index	920,600	1-Month USD-LIBOR plus a specified spread	$97,517	02/28/2011	BCLY	$(5,927)
Receive	eRAFI 1000 Index	234,305	1-Month USD-LIBOR plus a specified spread	25,357	07/15/2010	BOA	(2,040)
Receive	eRAFI 1000 Index	46,299	1-Month USD-LIBOR plus a specified spread	5,010	09/15/2010	BOA	(403)
Receive	eRAFI 1000 Index	56,326	1-Month USD-LIBOR plus a specified spread	6,095	10/15/2010	BOA	(490)
Receive	eRAFI 1000 Index	367,598	1-Month USD-LIBOR plus a specified spread	38,939	08/31/2010	CSFB	(2,367)
Receive	eRAFI 1000 Index	231,325	1-Month USD-LIBOR plus a specified spread	24,504	02/28/2011	CSFB	(1,489)
Receive	eRAFI 1000 Index	720,920	1-Month USD-LIBOR plus a specified spread	78,018	04/15/2011	CSFB	(6,277)

							$(18,993)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$122.000	08/27/2010	4	$2	$7
Call - CME S&P 500 Index July Futures	1,150.000	07/16/2010	8	16	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	4	4	0
Put - CME S&P 500 Index July Futures	1,050.000	07/16/2010	8	26	77

				$48	$85

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$5,700	$27	$147
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,700	35	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,000	3	23
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,000	5	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,500	12	105
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,500	24	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	4,000	34	161
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	4,000	17	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,000	125	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	4,700	30	189
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	4,700	28	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	2,100	14	54
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	2,100	17	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,300	8	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,000	38	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	2,000	16	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	5,500	43	2

							$476	$683

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$2,400	$22	$54

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$15

(j)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$5,000	$5,381	$5,423

(k)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,302	07/2010	JPM	$0	$(38)	$(38)
Buy	BRL	2,912	08/2010	GSC	3	0	3
Sell	CAD	389	07/2010	UBS	21	0	21
Buy	CNY	219	08/2010	BCLY	0	(1)	(1)
Buy		286	08/2010	DUB	0	(1)	(1)
Buy		296	08/2010	HSBC	0	0	0
Buy		1,020	08/2010	JPM	0	(1)	(1)
Buy		557	08/2010	MSC	0	0	0
Buy		935	11/2010	BCLY	0	(3)	(3)
Buy		1,506	11/2010	CITI	0	(5)	(5)
Buy		3,894	11/2010	DUB	0	(13)	(13)
Buy		1,535	11/2010	MSC	0	(5)	(5)
Sell	EUR	9,352	07/2010	CSFB	1,096	0	1,096
Buy		221	07/2010	RBS	0	(1)	(1)
Sell		270	07/2010	RBS	5	0	5
Buy		1,464	08/2010	CITI	0	(17)	(17)
Sell	GBP	3,128	09/2010	BOA	0	(38)	(38)
Buy	IDR	203,400	10/2010	BOA	2	0	2
Buy		1,818,302	10/2010	CITI	18	0	18
Buy		203,400	10/2010	RBS	2	0	2
Buy		496,665	10/2010	UBS	4	0	4
Buy	KRW	10,000	07/2010	BCLY	0	0	0
Buy		20,784	07/2010	DUB	0	(1)	(1)
Sell		148,492	07/2010	HSBC	0	(1)	(1)
Buy		187,174	07/2010	JPM	1	0	1
Buy		17,295	07/2010	MSC	0	(1)	(1)
Sell		86,760	07/2010	MSC	0	(1)	(1)
Buy		239,381	08/2010	BCLY	0	(5)	(5)
Sell		187,174	08/2010	JPM	0	(1)	(1)
Buy		41,397	08/2010	MSC	0	(1)	(1)
Buy		18,617	11/2010	BCLY	0	(1)	(1)
Buy		94,373	11/2010	BOA	0	(3)	(3)
Buy		242,850	11/2010	CITI	0	(11)	(11)
Sell		495,300	11/2010	CITI	0	(3)	(3)
Buy		46,504	11/2010	DUB	0	(2)	(2)
Buy		23,460	11/2010	GSC	0	(1)	(1)
Buy		215,348	11/2010	JPM	0	(12)	(12)
Sell		200,500	11/2010	JPM	0	(1)	(1)

Buy		228,794	11/2010	MSC	0	(14)	(14)
Buy	MXN	90	09/2010	DUB	0	0	0
Buy		114	09/2010	GSC	0	0	0
Buy		3,171	09/2010	HSBC	0	(3)	(3)
Buy	MYR	576	10/2010	BCLY	8	0	8
Buy		69	10/2010	BOA	1	0	1
Buy		491	10/2010	CITI	5	0	5
Buy		240	10/2010	DUB	0	0	0
Buy	PHP	2,223	11/2010	BCLY	0	(1)	(1)
Buy		7,172	11/2010	CITI	0	(2)	(2)
Buy		2,130	11/2010	DUB	0	0	0
Buy	SGD	40	09/2010	BCLY	0	0	0
Buy		29	09/2010	CITI	0	0	0
Sell		94	09/2010	DUB	0	0	0
Buy		25	09/2010	GSC	0	0	0
Buy	TWD	3,319	10/2010	BCLY	0	(3)	(3)
Buy		482	10/2010	CITI	0	0	0
Buy		2,696	10/2010	DUB	0	(3)	(3)
Buy		1,135	01/2011	DUB	0	(1)	(1)
Buy		694	01/2011	JPM	0	0	0
Buy		1,069	01/2011	MSC	0	0	0
Buy		579	01/2011	UBS	0	0	0

					$1,166	$(195)	$971

(l)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$88,593	$0	$88,593
Municipal Bonds & Notes	0	4,460	0	4,460
U.S. Government Agencies	0	80,865	0	80,865
U.S. Treasury Obligations	0	45,105	0	45,105
Mortgage-Backed Securities	0	28,648	0	28,648
Asset-Backed Securities	0	3,770	1,427	5,197
Sovereign Issues	0	4,765	0	4,765
Convertible Preferred Securities	426	540	0	966
Preferred Stocks	0	0	1,892	1,892
Short-Term Instruments	49,852	19,620	0	69,472

Investments, at value	$50,278	$276,366	$3,319	$329,963
Short Sales, at value	$0	$(5,423)	$0	$(5,423)
Financial Derivative Instruments(3)	$1,110	$(17,818)	$(15)	$(16,723)

Totals	$51,388	$253,125	$3,304	$307,817

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Asset-Backed Securities	$1,394	$0	$3	$0	$30	$0	$0	$1,427	$30
Preferred Stocks	1,980	0	0	0	(88)	0	0	1,892	(88)

Investments, at value	$3,374	$0	$3	$0	$(58)	$0	$0	$3,319	$(58)
Financial Derivative Instruments (3)	$(11)	$0	$0	$0	$(4)	$0	$0	$(15)	$(4)

Totals	$3,363	$0	$3	$0	$(62)	$0	$0	$3,304	$(62)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Global Advantage Strategy Bond Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.7%
Commonwealth Bank of Australia
3.500% due 03/19/2015		$4,000	$4,059
5.000% due 03/19/2020		4,000	4,151
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	172
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		$3,400	4,128

Total Australia (Cost $12,005)			12,510

BAHRAIN 0.2%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,042

Total Bahrain (Cost $3,915)			4,042

BERMUDA 0.5%
Noble Group Ltd.
6.750% due 01/29/2020		$9,700	9,440

Total Bermuda (Cost $10,141)			9,440

BRAZIL 4.7%
Banco do Brasil S.A.
4.500% due 01/22/2015		$1,600	1,624
6.000% due 01/22/2020		10,180	10,554
Brazil Government International Bond
6.000% due 01/17/2017		60	66
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	58,447	31,492
10.000% due 01/01/2017		7,156	3,583
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$8,000	8,710
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,994	3,054
Gerdau Holdings, Inc.
7.000% due 01/20/2020		8,600	8,815
GTL Trade Finance, Inc.
7.250% due 10/20/2017		3,700	3,931
Petrobras International Finance Co.
7.875% due 03/15/2019		11,250	12,939
Vale Overseas Ltd.
6.250% due 01/11/2016		30	33
6.875% due 11/21/2036		630	660

Total Brazil (Cost $82,646)			85,461

CANADA 11.4%
CORPORATE BONDS & NOTES 1.5%
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$27,000	27,325
EnCana Corp.
5.900% due 12/01/2017		300	338
TransCanada Pipelines Ltd.
7.125% due 01/15/2019		468	570
7.625% due 01/15/2039		310	398

			28,631

SOVEREIGN ISSUES 9.9%
Canada Government Bond
1.500% due 06/01/2012	CAD	74,900	70,506
2.000% due 12/01/2014		20,200	18,774
2.500% due 06/01/2015		43,600	41,291
4.250% due 06/01/2018		48,500	49,924

			180,495

Total Canada (Cost $210,183)			209,126

CHILE 0.0%
Banco Santander Chile
1.557% due 04/20/2012		$1,000	1,000
Codelco, Inc.
7.500% due 01/15/2019		40	49

Total Chile (Cost $1,041)			1,049

DENMARK 0.7%
BRFkredit A/S
2.050% due 04/15/2013		$3,600	3,668
Danske Bank A/S
4.500% due 07/01/2016	EUR	5,800	7,757
4.875% due 06/11/2013		700	929
DONG Energy A/S
3.500% due 06/29/2012		400	504

Total Denmark (Cost $13,754)			12,858

FINLAND 0.1%
Nokia OYJ
5.375% due 05/15/2019		$1,150	1,213

Total Finland (Cost $1,177)			1,213

FRANCE 2.5%
Banques Populaires Covered Bond
3.875% due 06/05/2014	EUR	2,400	3,127
BNP Paribas Home Loan Covered Bonds S.A.
2.875% due 05/22/2012		200	251
3.000% due 07/23/2013		550	694
4.500% due 05/30/2014		450	598
4.750% due 05/28/2013		50	66
Caisse Refinancement de l’Habitat
4.500% due 10/25/2017		2,500	3,349
Carrefour S.A.
5.375% due 06/12/2015		50	68
CIF Euromortgage
3.250% due 10/20/2015		800	1,011
4.125% due 12/19/2014		700	922
CM-CIC Covered Bonds
3.125% due 01/21/2015		3,100	3,910
4.750% due 07/17/2012		2,000	2,601
Dexia Credit Local
1.188% due 09/23/2011		$1,000	1,002
EDF S.A.
6.500% due 01/26/2019		1,350	1,575
6.950% due 01/26/2039		22	27
France Government Bond
1.800% due 07/25/2040 (d)	EUR	246	325
3.500% due 04/25/2015		3,600	4,720
4.000% due 10/25/2014		1,700	2,274
5.000% due 04/25/2012		400	526
France Government Inflation Linked Bond
2.250% due 07/25/2020		2,328	3,109
3.150% due 07/25/2032		188	302

France Telecom S.A.
4.375% due 07/08/2014		$2,000	2,159
4.750% due 02/21/2017	EUR	50	68
France Treasury Notes
4.500% due 07/12/2013		5,000	6,710
GDF Suez
6.875% due 01/24/2019		45	69
Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		590	738
3.000% due 04/07/2014		1,545	1,980
3.375% due 05/05/2014		$2,980	3,117
Societe Generale
5.125% due 12/19/2013	EUR	50	66

Total France (Cost $49,760)			45,364

GERMANY 10.5%
CORPORATE BONDS & NOTES 0.2%
Berlin-Hannover Hypothekenbank AG
3.500% due 02/22/2013	EUR	27	35
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		1,300	1,751
4.875% due 06/17/2019		$900	1,005
Muenchener Hypothekenbank eG
5.000% due 01/16/2012	EUR	75	97

			2,888

SOVEREIGN ISSUES 10.3%
Republic of Germany
1.750% due 04/15/2020 (d)		839	1,101
2.250% due 04/10/2015		24,900	31,562
3.250% due 07/04/2015		13,400	17,729
3.250% due 01/04/2020		48,600	63,140
3.750% due 01/04/2015		38,400	51,819
3.750% due 01/04/2019		3,350	4,522
4.000% due 01/04/2037		400	550
4.250% due 10/12/2012		10,000	13,234
4.250% due 07/04/2018		400	558
4.750% due 07/04/2034		349	529
4.750% due 07/04/2040		1,100	1,715
5.500% due 01/04/2031		1,555	2,524

			188,983

Total Germany (Cost $203,799)			191,871

ITALY 1.0%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015		$15,500	19,023

Total Italy (Cost $19,974)			19,023

JAPAN 3.7%
Japan Government CPI Linked Bond
1.200% due 12/10/2017	JPY	1,386,000	15,345
1.400% due 06/10/2018		1,999,550	22,169
Japan Government International Bond
0.900% due 03/20/2014		792,000	9,182
1.500% due 09/20/2018		154,000	1,840
1.700% due 03/20/2017		1,530,000	18,625

Total Japan (Cost $63,787)			67,161

MEXICO 4.9%
America Movil SAB de C.V.
6.125% due 03/30/2040		$500	526
BBVA Bancomer S.A.
7.250% due 04/22/2020		500	495

Mexico Government International Bond
5.950% due 03/19/2019		800	892
6.050% due 01/11/2040		3,200	3,392
7.500% due 06/21/2012	MXN	229,167	18,552
7.750% due 12/14/2017		96,463	7,931
8.000% due 12/17/2015		2,500	208
8.500% due 12/13/2018		231,172	19,853
9.000% due 12/22/2011		2,300	189
9.000% due 12/20/2012		266,888	22,384
Pemex Project Funding Master Trust
5.750% due 03/01/2018		$30	32
6.625% due 06/15/2035		250	259
Petroleos Mexicanos
6.000% due 03/05/2020		8,000	8,440
8.000% due 05/03/2019		5,370	6,417

Total Mexico (Cost $85,595)			89,570

NETHERLANDS 3.7%
ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	3,150	3,985
3.250% due 09/21/2015		5,350	6,761
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		$400	429
6.000% due 01/20/2017	EUR	30	42
6.750% due 08/20/2018		$400	465
E.ON International Finance BV
5.750% due 05/07/2020	EUR	40	58
EMF-NL
1.444% due 04/17/2041		600	605
1.544% due 10/17/2039		98	116
1.894% due 10/17/2041		200	169
Eurosail PLC
1.394% due 10/17/2040		437	462
Fortis Bank Nederland NV
3.000% due 04/17/2012		300	376
3.375% due 05/19/2014		1,817	2,347
ING Bank NV
0.928% due 01/13/2012		$2,700	2,717
2.625% due 02/09/2012		750	765
3.000% due 09/30/2014	EUR	4,900	6,159
3.375% due 03/03/2014		1,930	2,485
3.900% due 03/19/2014		$4,600	4,886
4.250% due 03/19/2013	EUR	700	911
4.750% due 05/27/2019		100	136
5.250% due 06/05/2018		7,000	9,751
LeasePlan Corp. NV
3.000% due 05/07/2012		$4,000	4,116
Netherlands Government International Bond
2.750% due 01/15/2015	EUR	1,400	1,796
3.250% due 07/15/2015		1,000	1,314
5.000% due 07/15/2012		700	929
NIBC Bank NV
3.125% due 02/17/2012		1,350	1,702
3.500% due 04/07/2014		1,200	1,553
Rabobank Nederland NV
11.000% due 06/29/2049		$300	372
RWE Finance BV
6.625% due 01/31/2019	EUR	50	76
Shell International Finance BV
4.375% due 03/25/2020		$2,300	2,385
5.500% due 03/25/2040		2,300	2,464

SNS Bank NV
2.875% due 01/30/2012	EUR	3,000	3,757
3.500% due 03/10/2014		2,150	2,783

Total Netherlands (Cost $71,606)			66,872

NEW ZEALAND 0.1%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,442

Total New Zealand (Cost $1,402)			1,442

NORWAY 1.3%
DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	67
DnB NOR Boligkreditt
3.375% due 01/20/2017		1,300	1,642
4.125% due 02/01/2013		7,950	10,310
4.625% due 07/03/2012		1,000	1,298
Sparebanken 1 Boligkreditt
5.000% due 09/10/2013		7,900	10,537

Total Norway (Cost $27,573)			23,854

POLAND 0.2%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	130
5.750% due 09/23/2022		132	38
6.000% due 11/24/2010		3,605	1,071
6.250% due 10/24/2015		5,680	1,730

Total Poland (Cost $3,305)			2,969

QATAR 1.2%
Nakilat, Inc.
6.067% due 12/31/2033		$500	481
Qatar Government International Bond
5.250% due 01/20/2020		4,000	4,200
6.400% due 01/20/2040		2,400	2,562
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		11,000	11,433
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		1,000	1,080
6.750% due 09/30/2019		2,550	2,829

Total Qatar (Cost $21,903)			22,585

RUSSIA 2.5%
Gaz Capital S.A. for Gazprom
6.510% due 03/07/2022		$9,700	9,397
8.146% due 04/11/2018		360	393
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		24	25
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		100	100
7.750% due 05/29/2018		300	322
9.000% due 06/11/2014		4,400	4,966
Russia Government International Bond
7.500% due 03/31/2030		9,676	10,939
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		400	409
7.700% due 08/07/2013		4,500	4,872
8.700% due 08/07/2018		100	117
White Nights Finance BV for Gazprom
10.500% due 03/08/2014		3,300	3,835
10.500% due 03/25/2014		8,450	9,823

Total Russia (Cost $43,933)			45,198

SOUTH AFRICA 0.2%
South Africa Government International Bond
6.875% due 05/27/2019		$3,100	3,561

Total South Africa (Cost $3,209)			3,561

SOUTH KOREA 1.2%
Export-Import Bank of Korea
5.125% due 06/29/2020		$6,500	6,558
5.875% due 01/14/2015		1,200	1,303
8.125% due 01/21/2014		5,300	6,075
Korea Development Bank
8.000% due 01/23/2014		6,650	7,578

Total South Korea (Cost $20,857)			21,514

SPAIN 0.3%
Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		$5,000	4,855

Total Spain (Cost $5,000)			4,855

SUPRANATIONAL 0.0%
European Union
3.125% due 04/03/2014	EUR	90	116

Total Supranational (Cost $122)			116

SWEDEN 1.1%
Nordea Bank AB
4.875% due 01/27/2020		$6,000	6,180
Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	2,828
Stadshypotek AB
3.000% due 10/01/2014		300	379
3.750% due 12/12/2013		1,250	1,619
Svenska Handelsbanken AB
1.536% due 09/14/2012		$2,500	2,511
Swedbank AB
2.800% due 02/10/2012		600	616
2.900% due 01/14/2013		150	155
Swedbank Hypotek AB
3.625% due 10/05/2016	EUR	4,100	5,200

Total Sweden (Cost $19,983)			19,488

UNITED KINGDOM 1.9%
Abbey National Treasury Services PLC
2.500% due 03/18/2013	EUR	3,400	4,134
Bank of Scotland PLC
3.250% due 01/25/2013		2,600	3,231
Barclays Bank PLC
4.000% due 01/20/2017		2,600	3,213
4.875% due 03/31/2013		600	766
5.926% due 09/29/2049		$100	83
6.750% due 05/22/2019		500	558
BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	70
BP Capital Markets PLC
0.667% due 04/11/2011		$1,800	1,722
3.125% due 03/10/2012		1,200	1,110
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		250	335
HSBC Bank PLC
3.875% due 11/09/2011	EUR	50	63
HSBC Holdings PLC
3.625% due 06/29/2020		400	489

Lloyds TSB Bank PLC
4.375% due 01/12/2015		$100	96
6.375% due 06/17/2016	EUR	4,200	5,496
12.000% due 12/29/2049		$3,500	3,522
Nationwide Building Society
4.625% due 09/13/2012	EUR	1,900	2,427
Royal Bank of Scotland Group PLC
1.213% due 04/23/2012		$2,700	2,735
2.625% due 05/11/2012		600	614
4.625% due 09/22/2021	EUR	4,300	4,011
Santander UK PLC
7.375% due 01/29/2049	GBP	500	639
Vodafone Group PLC
6.250% due 01/15/2016	EUR	50	70

Total United Kingdom (Cost $38,796)			35,384

UNITED STATES 26.2%
ASSET-BACKED SECURITIES 0.1%
Mid-State Trust
8.330% due 04/01/2030		$566	575
SLM Student Loan Trust
1.816% due 04/25/2023		619	640

			1,215

BANK LOAN OBLIGATIONS 0.1%
International Lease Finance Corp.
6.750% due 03/17/2015		500	494
7.000% due 03/17/2016		1,000	986

			1,480

CORPORATE BONDS & NOTES 10.5%
Altria Group, Inc.
7.750% due 02/06/2014		1,500	1,737
9.250% due 08/06/2019		800	1,001
9.700% due 11/10/2018		1,200	1,523
American Express Bank FSB
0.477% due 05/29/2012		50	49
3.150% due 12/09/2011		300	311
5.500% due 04/16/2013		3,500	3,785
American Express Co.
7.250% due 05/20/2014		400	455
American Express Credit Corp.
0.496% due 10/04/2010		2,100	2,100
5.875% due 05/02/2013		300	329
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	208
American General Finance Corp.
0.716% due 08/17/2011		4,400	4,031
4.625% due 09/01/2010		800	800
5.200% due 12/15/2011		2,400	2,268
5.625% due 08/17/2011		300	291
5.900% due 09/15/2012		1,600	1,470
American International Group, Inc.
5.850% due 01/16/2018		42	38
8.250% due 08/15/2018		250	254
Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	1,812
5.950% due 09/15/2016		400	345
7.625% due 03/15/2014		1,000	954
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		3,000	3,284
AT&T Corp.
8.000% due 11/15/2031		200	259

AT&T, Inc.
5.800% due 02/15/2019		500	564
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,000	6,290
4.250% due 04/05/2017		2,405	3,043
Bank of America Corp.
1.037% due 09/11/2012		$1,500	1,470
4.000% due 03/28/2018	EUR	1,400	1,587
7.375% due 05/15/2014		$200	224
Bank of the West
2.150% due 03/27/2012		120	123
Bear Stearns Cos. LLC
6.400% due 10/02/2017		55	61
6.950% due 08/10/2012		500	549
7.250% due 02/01/2018		10,400	12,169
Black & Decker Corp.
8.950% due 04/15/2014		50	61
Boston Scientific Corp.
4.500% due 01/15/2015		2,000	1,967
Capital One Financial Corp.
7.375% due 05/23/2014		500	572
CenturyLink, Inc.
6.150% due 09/15/2019		500	491
Citigroup, Inc.
5.500% due 04/11/2013		2,500	2,601
6.000% due 08/15/2017		5,000	5,204
6.125% due 05/15/2018		689	721
6.375% due 08/12/2014		100	106
6.500% due 08/19/2013		4,400	4,691
8.500% due 05/22/2019		5,200	6,213
Comcast Corp.
5.300% due 01/15/2014		3,000	3,297
5.875% due 02/15/2018		500	558
Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		420	523
CSX Corp.
6.250% due 03/15/2018		50	58
CVS Pass-Through Trust
7.507% due 01/10/2032		2,783	3,177
Cytec Industries, Inc.
8.950% due 07/01/2017		250	306
Daimler Finance North America LLC
6.500% due 11/15/2013		3,000	3,361
DISH DBS Corp.
6.375% due 10/01/2011		1,900	1,966
Dow Chemical Co.
2.624% due 08/08/2011		2,550	2,590
5.900% due 02/15/2015		1,500	1,642
7.600% due 05/15/2014		2,000	2,312
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,870
Ford Motor Credit Co. LLC
7.375% due 02/01/2011		1,000	1,019
8.125% due 01/15/2020		2,000	2,046
General Electric Capital Corp.
0.797% due 09/15/2014		800	756
2.250% due 03/12/2012		550	565
5.625% due 05/01/2018		40	43
5.875% due 01/14/2038		430	424
6.875% due 01/10/2039		200	222
Goldman Sachs Group, Inc.
0.794% due 01/12/2015		200	184
0.988% due 03/22/2016		534	477
2.150% due 03/15/2012		300	307

5.375% due 02/15/2013	EUR	2,500	3,196
5.375% due 03/15/2020		$2,600	2,576
5.500% due 11/15/2014		200	212
6.000% due 05/01/2014		1,500	1,614
6.150% due 04/01/2018		255	268
HSBC Finance Corp.
0.584% due 08/09/2011		6,650	6,592
HSBC USA, Inc.
3.125% due 12/16/2011		300	311
International Lease Finance Corp.
1.084% due 07/06/2010	EUR	1,800	2,207
6.375% due 03/25/2013		$5,300	4,995
JPMorgan Chase & Co.
1.040% due 10/12/2015	EUR	800	881
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		$1,200	1,271
5.950% due 02/15/2018		19	21
6.850% due 02/15/2020		400	456
6.950% due 01/15/2038		75	80
7.400% due 03/15/2031		200	222
9.000% due 02/01/2019		300	374
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		350	353
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		50	54
MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,089
Merrill Lynch & Co., Inc.
0.768% due 06/05/2012		1,600	1,555
5.000% due 01/15/2015		200	206
6.150% due 04/25/2013		800	856
6.400% due 08/28/2017		4,250	4,440
6.875% due 04/25/2018		4,820	5,153
6.875% due 11/15/2018		54	58
Morgan Stanley
0.754% due 10/18/2016		200	174
0.783% due 10/15/2015		44	39
0.889% due 06/20/2012		100	101
1.064% due 01/16/2017	EUR	4,000	3,986
2.250% due 03/13/2012		$200	205
4.100% due 01/26/2015		3,500	3,416
5.500% due 01/26/2020		2,500	2,425
6.000% due 05/13/2014		1,100	1,167
6.625% due 04/01/2018		200	210
NGPL PipeCo LLC
6.514% due 12/15/2012		1,000	997
7.119% due 12/15/2017		800	765
Office Depot, Inc.
6.250% due 08/15/2013		3,000	2,940
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	1,899
PacifiCorp
5.650% due 07/15/2018		29	33
Reed Elsevier Capital, Inc.
8.625% due 01/15/2019		250	319
Regions Bank
3.250% due 12/09/2011		100	104
Roche Holdings, Inc.
2.497% due 02/25/2011		40	41
Rockies Express Pipeline LLC
6.250% due 07/15/2013		1,300	1,385
RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,097

SLM Corp.
0.616% due 01/27/2014		896	739
8.000% due 03/25/2020		2,000	1,761
Sovereign Bank
2.750% due 01/17/2012		100	103
Sprint Capital Corp.
7.625% due 01/30/2011		1,800	1,840
State Street Corp.
2.150% due 04/30/2012		200	205
Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		300	350
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	87
Valero Energy Corp.
9.375% due 03/15/2019		50	61
Verizon Communications, Inc.
8.750% due 11/01/2018		500	652
Verizon Wireless Capital LLC
3.750% due 05/20/2011		500	512
Wachovia Corp.
0.807% due 06/15/2017		64	55
WEA Finance LLC
5.750% due 09/02/2015		500	541
Wells Fargo & Co.
0.524% due 10/28/2015		600	537
5.625% due 12/11/2017		700	767
Wells Fargo Capital XIII
7.700% due 12/29/2049		100	101
Weyerhaeuser Co.
6.750% due 03/15/2012		9,150	9,891
Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		700	706
WM Covered Bond Program
4.000% due 09/27/2016	EUR	2,100	2,656
4.375% due 05/19/2014		4,500	5,830

			191,451

MORTGAGE-BACKED SECURITIES 0.1%
Merrill Lynch Floating Trust
0.888% due 07/09/2021		$2,350	2,170
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046		423	408

			2,578

MUNICIPAL BONDS & NOTES 1.7%
California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050 (a)		4,700	4,751
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020		2,600	2,875
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049		4,600	4,900
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042		1,600	1,749
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011		6,400	6,409
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034		2,700	2,963

Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, Series 2009
6.890% due 01/01/2042	1,000	1,118
Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.765% due 06/01/2040	2,500	2,707
San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041	4,100	4,387
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	25	27

		31,886

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
0.000% due 06/01/2017	7,000	5,679
5.500% due 08/01/2040	2,000	2,140
Federal Home Loan Bank
1.625% due 07/27/2011	2,100	2,126
Freddie Mac
0.254% due 05/04/2011	4,735	4,740
0.277% due 08/05/2011	10,000	10,004
Tennessee Valley Authority
0.000% due 04/15/2042 (c)	1,000	1,010
4.700% due 07/15/2033	1,200	1,243
5.250% due 09/15/2039	1,450	1,613

		28,555

U.S. TREASURY OBLIGATIONS 12.1%
Treasury Inflation Protected Securities (d)
2.125% due 02/15/2040	13,414	14,753
U.S. Treasury Bonds
4.250% due 05/15/2039 (g)	12,672	13,432
4.375% due 11/15/2039	10,100	10,933
4.500% due 08/15/2039	13,900	15,349
4.625% due 02/15/2040	13,400	15,104
4.750% due 02/15/2037	8,600	9,897
5.500% due 08/15/2028	6,100	7,551
U.S. Treasury Notes
1.000% due 07/31/2011	473	476
1.000% due 09/30/2011	100	101
2.375% due 09/30/2014	4,700	4,857
2.625% due 12/31/2014	39,900	41,577
3.125% due 10/31/2016	1,000	1,050
3.125% due 05/15/2019	5,600	5,723
3.250% due 12/31/2016	47,700	50,320
3.625% due 08/15/2019 (g)	28,805	30,490

		221,613

Total United States (Cost $464,858)		478,778

SHORT-TERM INSTRUMENTS 18.4%
COMMERCIAL PAPER 0.1%
Metropolitan Life Global Funding I
1.139% due 09/17/2010	$1,600	1,601

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.010% due 07/01/2010	100	100
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $102. Repurchase proceeds are $100.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	1,000	1,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $1,024. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	1,241	1,241
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,267. Repurchase proceeds are $1,241.)

		2,341

U.S. TREASURY BILLS 0.5%
0.145% due 07/01/2010 - 12/02/2010 (b)(f)	9,070	9,068

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 17.7%
	32,291,571	323,368

Total Short-Term Instruments (Cost $336,335)		336,378

Total Investments 99.2% (Cost $1,816,659)		$1,811,682
Written Options (i) (0.3%) (Premiums $2,423)		(5,126)
Other Assets and Liabilities (Net) 1.1%		19,156

Net Assets 100.0%		$1,825,712

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $6,819 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	Securities with an aggregate market value of $2,401 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2011	31	$(14)
Euro-Bobl September Futures	Long	09/2010	88	93
Euro-Bund 10-Year Bond September Futures	Long	09/2010	286	207
U.S. Treasury 5-Year Note September Futures	Long	09/2010	409	675
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	281	879
United Kingdom Government 10-Year Bond September Futures	Long	09/2010	287	885

				$2,725

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	(1.000%	)	06/20/2014	1.402%	$200	$3	$8	$(5)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	0.234%	50	(4)	0	(4)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	1.084%	500	2	23	(21)
CenturyLink, Inc.	MSC	(1.000%	)	09/20/2019	2.352%	500	49	(6)	55
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.615%	50	(3)	0	(3)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.476%	250	8	23	(15)
Macy’s Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	1.876%	350	(43)	(36)	(7)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	1.296%	50	1	0	1
Merrill Lynch & Co., Inc.	BCLY	(1.000%	)	06/20/2018	1.876%	4,500	260	183	77
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	3.489%	3,000	(140)	19	(159)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.701%	450	(56)	(42)	(14)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.701%	550	50	69	(19)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.560%	50	(1)	0	(1)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.742%	1,000	56	16	40

							$182	$257	$(75)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	5.604%	EUR	900	$(182)	$(136)	$(46)
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	5.604%		$600	(12)	9	(21)
BP Capital Markets PLC	GSC	5.000%	06/20/2015	5.604%		1,200	(24)	37	(61)
BP Capital Markets PLC	GSC	5.000%	09/20/2015	5.528%		900	(17)	15	(32)
Brazil Government International Bond	BCLY	3.810%	02/20/2014	1.182%		40	5	0	5
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%		500	1	2	(1)
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.661%		900	2	4	(2)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.661%		3,200	6	13	(7)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.661%		2,300	6	6	0
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.661%		300	1	2	(1)
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.661%		1,100	2	4	(2)
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.661%		2,900	8	13	(5)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.661%		900	2	4	(2)
China Government International Bond	CSFB	1.000%	03/20/2015	0.876%		7,000	41	76	(35)
Commonwealth Bank of Australia	CITI	1.000%	12/20/2014	0.585%		1,800	33	55	(22)
Egypt Government International Bond	BCLY	1.000%	03/20/2015	2.120%		1,000	(48)	(80)	32
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.158%		3,900	(205)	(276)	71
Egypt Government International Bond	DUB	1.000%	03/20/2015	2.120%		3,500	(170)	(285)	115
Egypt Government International Bond	JPM	1.000%	03/20/2015	2.120%		1,200	(58)	(96)	38
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.075%		1,200	(3)	(47)	44
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	1.075%		2,000	(6)	(35)	29
France Government Bond	BOA	0.250%	06/20/2015	0.887%		2,200	(66)	(43)	(23)
General Electric Capital Corp.	DUB	5.000%	09/20/2010	1.694%		1,200	11	37	(26)
General Electric Capital Corp.	DUB	1.000%	03/20/2016	2.108%		200	(11)	(12)	1
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.485%	EUR	1,000	(1)	0	(1)
Japan Government International Bond	BCLY	0.650%	12/20/2014	0.835%		$1,700	(13)	0	(13)
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.884%		1,700	9	10	(1)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%		3,900	22	30	(8)
Japan Government International Bond	GSC	0.635%	12/20/2014	0.835%		1,100	(9)	0	(9)
Mexico Government International Bond	CITI	1.000%	12/20/2014	1.247%		60	(1)	(2)	1
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.612%		5,700	18	9	9
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.612%		1,000	3	3	0
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.612%		2,500	5	2	3
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.612%		700	2	2	0
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.612%		1,100	2	2	0
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.612%		2,400	7	4	3
Norway Government Bond	GSC	0.250%	12/20/2014	0.242%		3,600	2	15	(13)
Republic of Germany	BOA	0.250%	06/20/2015	0.438%		2,200	(19)	(20)	1
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%		14,700	(18)	(30)	12
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%		1,200	0	1	(1)
South Korea Government Bond	GSC	1.000%	03/20/2011	0.754%		1,600	3	7	(4)
South Korea Government Bond	UBS	0.550%	12/20/2010	0.754%		1,100	(1)	0	(1)
TransCapitalInvest Ltd. for OJSC AK Transneft	BCLY	1.000%	12/20/2010	1.796%		3,800	(13)	(37)	24
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.336%	EUR	2,400	(11)	(12)	1

							$(697)	$(749)	$52

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM	BRL	5,300	$8	$11	$(3)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		3,300	4	7	(3)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		3,800	5	8	(3)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		8,200	39	29	10
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		33,100	123	149	(26)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		100	1	0	1
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	6	2	4
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		50,100	543	402	141
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		33,700	366	278	88
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		9,500	39	46	(7)
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		19,500	113	20	93
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		71,000	106	42	64
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		61,700	377	186	191
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	6,800	100	(5)	105
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBC		$2,200	208	91	117
Pay	6-Month JPY-LIBOR	1.000%	12/15/2015	UBS	JPY	20,000	3	2	1
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	92,779	272	(7)	279
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		54,580	162	0	162

							$2,475	$1,261	$1,214

(i)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	1,000	$7	$1
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		$4,800	13	124
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		4,800	39	1
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,800	28	150
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,800	57	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		20,800	76	486
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		20,800	175	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		24,600	116	575
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		24,600	181	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		3,300	15	85
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		3,300	16	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		3,900	10	91
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		11,500	78	462
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		11,500	68	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		5,800	44	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		35,100	91	905
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		35,100	295	4
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		14,700	90	344
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		14,700	46	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		3,000	32	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		16,300	80	655
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		16,300	109	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		9,000	60	232
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		9,000	72	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		19,200	146	771
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		19,200	100	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		21,400	150	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		7,800	50	3

								$2,244	$4,893

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	$10,300	$91	$117
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	11,800	88	116

						$179	$233

(j)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	21,323	07/2010	JPM	$0	$(617)	$(617)
Sell	BRL	4,209	08/2010	GSC	0	(5)	(5)
Sell		7,548	08/2010	HSBC	0	(154)	(154)
Buy		10,106	08/2010	RBS	62	0	62
Sell	CAD	43,384	07/2010	BCLY	1,546	0	1,546
Buy		1,483	07/2010	CITI	0	(16)	(16)
Sell		6,232	07/2010	CITI	141	0	141
Buy		1,669	07/2010	RBS	0	(63)	(63)
Sell		70,260	07/2010	UBS	3,858	0	3,858
Buy	CHF	28,395	09/2010	CITI	1,131	0	1,131
Buy	CNY	37,333	11/2010	BCLY	0	(113)	(113)
Buy		11,529	11/2010	CITI	0	(39)	(39)
Buy		25,073	11/2010	DUB	0	(88)	(88)
Buy		13,342	11/2010	HSBC	0	(34)	(34)
Buy		138,767	11/2010	JPM	0	(361)	(361)
Buy		28,585	11/2010	MSC	0	(96)	(96)
Buy		14,011	01/2011	BOA	0	(41)	(41)
Sell		6,101	01/2011	CITI	0	(1)	(1)
Buy		60,053	01/2011	HSBC	0	(133)	(133)
Buy		41,719	01/2011	JPM	0	(90)	(90)
Buy		25,032	01/2011	MSC	0	(74)	(74)
Buy		12,767	01/2011	RBS	0	(15)	(15)
Buy		13,963	04/2011	JPM	0	(37)	(37)
Buy		30,761	06/2011	BCLY	0	(42)	(42)
Buy		7,516	06/2011	DUB	0	(47)	(47)
Buy		14,528	06/2011	HSBC	0	(34)	(34)
Buy		28,331	06/2011	RBS	0	(35)	(35)
Sell	EUR	56,618	07/2010	BCLY	266	0	266
Buy		13,281	07/2010	CITI	0	(52)	(52)
Sell		15,104	07/2010	CITI	21	(235)	(214)
Buy		524	07/2010	DUB	14	0	14
Buy		13,900	07/2010	MSC	320	0	320
Buy		934	07/2010	RBS	4	(2)	2
Buy		73,573	08/2010	CITI	0	(836)	(836)
Sell	GBP	766	07/2010	CITI	0	(44)	(44)
Buy		44,762	09/2010	BOA	537	0	537
Buy	INR	139,440	09/2010	BCLY	0	(27)	(27)
Buy		211,350	09/2010	JPM	25	(19)	6
Buy		41,283	10/2010	JPM	0	(20)	(20)
Buy		199,247	11/2010	JPM	0	(68)	(68)
Buy		242,375	03/2011	BCLY	0	(112)	(112)
Sell		386,016	03/2011	BCLY	0	(135)	(135)
Buy		116,362	03/2011	HSBC	0	(58)	(58)
Buy		134,537	03/2011	JPM	0	(81)	(81)
Buy		137,250	03/2011	UBS	0	(72)	(72)
Buy	JPY	9,908,821	07/2010	BOA	3,859	0	3,859
Buy		209,231	07/2010	CITI	5	0	5
Sell		418,462	07/2010	CITI	0	(72)	(72)
Buy	KRW	3,535,000	07/2010	BCLY	0	(128)	(128)
Sell		6,789,623	07/2010	BCLY	83	(18)	65
Sell		6,689,290	07/2010	CITI	101	0	101
Buy		2,394,664	07/2010	DUB	0	(60)	(60)
Buy		2,830,000	07/2010	HSBC	0	(186)	(186)
Buy		7,765,599	07/2010	MSC	0	(333)	(333)
Sell		3,046,350	07/2010	RBS	17	0	17
Buy		1,091,347	08/2010	JPM	0	(79)	(79)
Buy		4,761,732	08/2010	MSC	0	(155)	(155)
Buy		10,814,693	11/2010	BCLY	17	(229)	(212)
Buy		2,527,787	11/2010	BOA	0	(79)	(79)
Buy		17,864,813	11/2010	CITI	0	(588)	(588)
Buy		1,929,916	11/2010	DUB	0	(86)	(86)
Buy		1,008,780	11/2010	GSC	0	(37)	(37)
Buy		9,323,560	11/2010	HSBC	0	(494)	(494)
Buy		12,258,922	11/2010	JPM	0	(619)	(619)
Buy		3,810,141	11/2010	MSC	0	(202)	(202)
Buy		3,046,350	11/2010	RBS	0	(17)	(17)
Sell		10,755,201	11/2010	RBS	0	(74)	(74)
Buy	MXN	3,916	09/2010	CITI	3	0	3
Buy		15,571	09/2010	DUB	0	(57)	(57)
Buy		12,519	09/2010	HSBC	0	(40)	(40)
Sell		112,270	09/2010	HSBC	0	(205)	(205)
Sell		134,320	09/2010	JPM	39	(145)	(106)
Sell	PHP	405,060	08/2010	BCLY	0	(94)	(94)
Buy		22,991	08/2010	JPM	0	(17)	(17)
Buy		111,284	11/2010	BCLY	0	(26)	(26)
Buy		359,169	11/2010	CITI	0	(111)	(111)
Buy		106,410	11/2010	DUB	0	(22)	(22)
Buy	PLN	33,921	08/2010	DUB	0	(1,674)	(1,674)
Buy		40	08/2010	GSC	0	(2)	(2)
Buy		6,050	08/2010	HSBC	0	(322)	(322)
Buy		3,479	08/2010	JPM	0	(187)	(187)
Buy		9,126	08/2010	UBS	0	(417)	(417)
Sell	RUB	347,777	07/2010	BCLY	289	0	289
Buy		347,777	07/2010	JPM	0	(383)	(383)
Buy	SEK	129,316	09/2010	CITI	0	(9)	(9)
Buy	SGD	11,404	09/2010	BCLY	17	0	17
Buy		3,334	09/2010	CITI	15	0	15
Buy		5,900	09/2010	DUB	12	0	12
Buy		2,871	09/2010	GSC	12	0	12
Buy		989	09/2010	MSC	0	(3)	(3)
Buy	TWD	10,456	10/2010	BCLY	0	(7)	(7)
Buy		31,031	10/2010	CITI	0	(17)	(17)
Buy		140,972	10/2010	DUB	18	0	18
Buy		18,588	10/2010	HSBC	0	(17)	(17)
Buy		203,223	10/2010	JPM	0	(131)	(131)
Buy		152,650	01/2011	DUB	0	(108)	(108)
Buy		36,582	01/2011	JPM	0	(4)	(4)
Buy		56,312	01/2011	MSC	0	(14)	(14)
Buy		30,497	01/2011	UBS	0	0	0
Buy	ZAR	82,136	07/2010	BCLY	237	0	237
Sell		113,195	07/2010	BCLY	0	(192)	(192)
Buy		9,106	07/2010	BOA	0	(19)	(19)
Buy		7,051	07/2010	DUB	0	(35)	(35)
Buy		15,698	07/2010	GSC	36	0	36
Sell		797	07/2010	HSBC	0	(3)	(3)
Buy		113,195	10/2010	BCLY	183	0	183

					$12,868	$(11,613)	$1,255

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$12,510	$0	$12,510
Bahrain	0	4,042	0	4,042
Bermuda	0	9,440	0	9,440
Brazil	0	85,461	0	85,461
Canada
Corporate Bonds & Notes	0	28,631	0	28,631
Sovereign Issues	0	180,495	0	180,495
Chile	0	1,049	0	1,049
Denmark	0	12,858	0	12,858
Finland	0	1,213	0	1,213
France	0	45,364	0	45,364
Germany
Corporate Bonds & Notes	0	2,888	0	2,888
Sovereign Issues	0	188,983	0	188,983
Italy	0	19,023	0	19,023
Japan	0	67,161	0	67,161
Mexico	0	89,570	0	89,570
Netherlands	0	66,872	0	66,872
New Zealand	0	1,442	0	1,442
Norway	0	23,854	0	23,854
Poland	0	2,969	0	2,969
Qatar	0	22,585	0	22,585
Russia	0	45,198	0	45,198
South Africa	0	3,561	0	3,561
South Korea	0	21,514	0	21,514
Spain	0	4,855	0	4,855
Supranational	0	116	0	116
Sweden	0	19,488	0	19,488
United Kingdom	0	35,384	0	35,384
United States
Asset-Backed Securities	0	1,215	0	1,215
Bank Loan Obligations	0	1,480	0	1,480
Corporate Bonds & Notes	0	191,451	0	191,451
Mortgage-Backed Securities	0	2,578	0	2,578
Municipal Bonds & Notes	0	31,886	0	31,886
U.S. Government Agencies	0	28,555	0	28,555
U.S. Treasury Obligations	0	221,613	0	221,613
Short-Term Instruments	323,368	13,010	0	336,378

Investments, at value	$323,368	$1,488,314	$0	$1,811,682
Financial Derivative Instruments (3)	$2,725	$(2,448)	$(232)	$45

Totals	$326,093	$1,485,866	$(232)	$1,811,727

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Netherlands	$945	$(14)	$3	$0	$(43)	$0	$(891)	$0	$0
Financial Derivative Instruments (3)	$(82)	$(91)	$0	$0	$(59)	$0	$0	$(232)	$(59)

Totals	$863	$(105)	$3	$0	$(102)	$0	$(891)	$(232)	$(59)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Global Bond Fund (Unhedged)

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 7.3%
Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	3,500	$2,948
Bank of Queensland Ltd.
5.500% due 10/22/2012		700	593
Citigroup Pty Ltd.
5.500% due 06/18/2012		2,500	2,118
Commonwealth Bank of Australia
0.714% due 07/12/2013		$7,100	7,079
0.819% due 09/17/2014		4,900	4,886
ING Bank Australia Ltd.
5.243% due 08/28/2013	AUD	1,400	1,173
5.500% due 10/08/2012		2,700	2,286
5.750% due 08/28/2013		2,700	2,307
Macquarie Bank Ltd.
3.300% due 07/17/2014		$6,800	7,138
4.100% due 12/17/2013		4,400	4,727
Medallion Trust
0.627% due 05/25/2035		1,821	1,756
National Australia Bank Ltd.
3.375% due 07/08/2014		1,000	1,048
Puma Finance Ltd.
0.548% due 02/21/2038		1,656	1,554
4.878% due 08/22/2037	AUD	1,453	1,191
5.220% due 07/12/2036		580	472
Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		3,500	2,896
Swan Trust
6.015% due 04/25/2041		4,549	3,826
Torrens Trust
5.042% due 10/19/2038		2,850	2,355
Westpac Banking Corp.
2.700% due 12/09/2014		$9,000	9,166
2.900% due 09/10/2014		4,200	4,310

Total Australia (Cost $62,772)			63,829

BERMUDA 0.3%
Merna Reinsurance Ltd.
0.940% due 07/07/2010		$2,800	2,799

Total Bermuda (Cost $2,800)			2,799

CANADA 6.4%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	5,600	5,419
Canada Government Bond
3.500% due 06/01/2020		10,400	10,118
3.750% due 06/01/2012		400	393
4.000% due 06/01/2016		2,100	2,128
4.250% due 06/01/2018		12,200	12,558
Ford Auto Securitization Trust
3.396% due 11/15/2011		184	176
4.817% due 10/15/2012		1,300	1,271
Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,473
Honda Canada Finance, Inc.
1.064% due 03/26/2012		9,000	8,126
Master Credit Card Trust
5.297% due 08/21/2012		1,000	999
Province of Ontario Canada
4.700% due 06/02/2037		3,000	2,868
5.600% due 06/02/2035		1,900	2,048
6.200% due 06/02/2031		200	230

Province of Quebec Canada
5.750% due 12/01/2036		3,200	3,471

Total Canada (Cost $53,337)			55,278

CAYMAN ISLANDS 0.3%
Foundation Re II Ltd.
7.195% due 11/26/2010		$500	478
Vita Capital III Ltd.
1.391% due 01/01/2011		2,300	2,278

Total Cayman Islands (Cost $2,800)			2,756

DENMARK 0.4%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	569	101
Realkredit Danmark A/S
2.000% due 01/01/2011		17,500	2,883
2.450% due 01/01/2038		2,543	410

Total Denmark (Cost $3,921)			3,394

FRANCE 10.2%
CORPORATE BONDS & NOTES 4.6%
BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011	EUR	500	632
4.750% due 05/28/2013		3,900	5,155
Cie de Financement Foncier
4.000% due 07/21/2011		5,200	6,540
4.500% due 01/09/2013		1,200	1,567
Dexia Credit Local
0.544% due 01/12/2012		$7,700	7,657
1.188% due 09/23/2011		3,700	3,706
2.625% due 01/21/2014	EUR	3,100	3,893
2.750% due 01/10/2014		$2,300	2,317
Dexia Municipal Agency
4.750% due 06/06/2011	EUR	600	757
General Electric Societe de Credit Foncier
3.750% due 07/22/2014		400	514
Societe Generale Societe de Credit Fonciere
4.000% due 07/07/2016		500	657
Vivendi S.A.
5.750% due 04/04/2013		$3,600	3,865
6.625% due 04/04/2018		2,600	2,905

			40,165

SOVEREIGN ISSUES 5.6%
France Government Bond
4.000% due 10/25/2013	EUR	2,800	3,722
4.000% due 10/25/2014		7,300	9,763
4.000% due 04/25/2018		4,000	5,348
4.250% due 04/25/2019		6,400	8,667
4.750% due 10/25/2012		100	133
France Treasury Notes
3.000% due 01/12/2011		11,300	14,003
3.750% due 01/12/2013		1,700	2,222
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		400	499
3.375% due 05/05/2014		$4,000	4,183

			48,540

Total France (Cost $97,574)			88,705

GERMANY 16.6%
CORPORATE BONDS & NOTES 1.4%
Kreditanstalt fuer Wiederaufbau
2.500% due 10/11/2010	EUR	6,900	8,480
5.500% due 06/05/2014	AUD	4,000	3,378

			11,858

SOVEREIGN ISSUES 15.2%
Republic of Germany
1.250% due 03/11/2011	EUR	6,400	7,873
3.750% due 07/04/2013		500	664
3.750% due 01/04/2019		3,900	5,264
4.000% due 10/11/2013		2,100	2,830
4.000% due 01/04/2037		1,100	1,512
4.250% due 10/12/2012		13,600	17,998
4.250% due 07/04/2018		9,100	12,702
4.250% due 07/04/2039		1,500	2,165
4.750% due 07/04/2034		11,550	17,509
4.750% due 07/04/2040		2,100	3,274
5.000% due 07/04/2011		4,600	5,879
5.000% due 07/04/2012		1,900	2,527
5.250% due 01/04/2011		11,200	14,036
5.500% due 01/04/2031		12,100	19,643
5.625% due 01/04/2028		8,700	14,067
6.250% due 01/04/2030		2,700	4,730

			132,673

Total Germany (Cost $148,777)			144,531

IRELAND 0.4%
Celtic Residential Irish Mortgage Securitisation
0.668% due 06/13/2035	EUR	826	1,007
Immeo Residential Finance PLC
0.879% due 12/15/2016		1,624	1,714
SC Germany Auto
0.506% due 08/11/2015		173	210
Talisman Finance PLC
0.844% due 04/22/2017		604	539

Total Ireland (Cost $4,483)			3,470

ITALY 0.1%
Locat Securitisation Vehicle SRL
0.898% due 12/12/2024	EUR	538	645

Total Italy (Cost $791)			645

JAPAN 1.1%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,497
Japan Government International Bond
2.300% due 06/20/2035	JPY	250,000	3,047
2.500% due 09/20/2037		240,000	3,053
JLOC Ltd.
1.222% due 01/15/2015		57,200	493

Total Japan (Cost $8,088)			9,090

JERSEY, CHANNEL ISLANDS 0.8%
Arran Funding Ltd.
0.587% due 12/15/2012		$800	795
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,913	2,341
WPP PLC
6.000% due 04/04/2017	GBP	2,500	3,969

Total Jersey, Channel Islands (Cost $6,240)			7,105

NETHERLANDS 3.4%
ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	2,900	3,668
3.750% due 01/12/2012		900	1,139
Achmea Hypotheekbank NV
0.694% due 11/03/2014		$2,600	2,592
3.200% due 11/03/2014		2,000	2,069
Delphinus BV
0.987% due 11/28/2031	EUR	1,304	1,584
Dutch Mortgage Portfolio Loans BV
0.938% due 11/20/2035		1,443	1,714
Globaldrive BV
0.733% due 06/20/2015		800	964
LeasePlan Corp. NV
3.250% due 05/22/2014		1,600	2,060
Netherlands Government International Bond
4.500% due 07/15/2017		6,300	8,812
5.000% due 07/15/2011		500	639
NIBC Bank NV
2.800% due 12/02/2014		$1,800	1,826
3.500% due 04/07/2014	EUR	2,000	2,589

Total Netherlands (Cost $31,415)			29,656

NORWAY 0.6%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	2,600	3,263
Kommunalbanken A/S
2.000% due 01/14/2013		$2,300	2,340

Total Norway (Cost $6,298)			5,603

QATAR 0.3%
Qatar Government International Bond
6.400% due 01/20/2040		$2,200	2,349

Total Qatar (Cost $2,274)			2,349

SOUTH KOREA 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,337

Total South Korea (Cost $2,775)			2,337

SWEDEN 0.3%
Stadshypotek AB
3.750% due 12/12/2013	EUR	1,400	1,814
Swedbank Hypotek AB
4.625% due 05/23/2011		600	754

Total Sweden (Cost $2,574)			2,568

SWITZERLAND 0.2%
Weatherford International Ltd.
5.500% due 02/15/2016		$1,600	1,709

Total Switzerland (Cost $1,580)			1,709

UNITED KINGDOM 9.6%
Bank of Scotland PLC
3.750% due 07/26/2010	EUR	1,900	2,329
4.500% due 09/10/2010		200	246
4.500% due 10/23/2013		200	257
4.750% due 01/13/2011	AUD	9,500	7,982
5.625% due 05/23/2013	EUR	400	520
Barclays Bank PLC
2.700% due 03/05/2012		$100	103
6.050% due 12/04/2017		2,500	2,528
10.179% due 06/12/2021		2,000	2,509

Bauhaus Securities Ltd.
0.974% due 10/30/2052	EUR	360	436
BP Capital Markets PLC
0.667% due 04/11/2011		$400	383
Bumper 2 S.A.
2.229% due 06/20/2022	EUR	1,417	1,734
HBOS PLC
6.750% due 05/21/2018		$3,000	2,814
LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	500	728
Lloyds TSB Bank PLC
2.800% due 04/02/2012		$4,500	4,601
4.375% due 01/12/2015		2,850	2,750
12.000% due 12/29/2049		1,500	1,509
Royal Bank of Scotland Group PLC
0.798% due 03/30/2012		5,700	5,662
1.450% due 10/20/2011		9,900	9,923
1.500% due 03/30/2012		15,200	15,237
Smiths Group PLC
7.875% due 07/12/2010	GBP	1,000	1,496
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	418
United Kingdom Gilt
4.250% due 03/07/2036	GBP	2,200	3,330
4.250% due 09/07/2039		1,200	1,817
4.500% due 03/07/2019		900	1,476
4.500% due 12/07/2042		2,800	4,439
4.750% due 12/07/2038		4,700	7,711
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$400	419

Total United Kingdom (Cost $85,071)			83,357

UNITED STATES 29.6%
ASSET-BACKED SECURITIES 0.5%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$551	546
AFC Home Equity Loan Trust
1.057% due 12/22/2027		15	7
Amortizing Residential Collateral Trust
1.047% due 10/25/2031		26	22
Amresco Residential Securities Mortgage Loan Trust
1.287% due 06/25/2029		54	42
Bear Stearns Asset-Backed Securities Trust
0.747% due 10/27/2032		46	35
1.007% due 10/25/2032		27	25
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		152	159
6.681% due 12/01/2033		122	124
Countrywide Asset-Backed Certificates
0.687% due 12/25/2036		103	47
Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032		22	16
Ford Credit Auto Owner Trust
1.770% due 06/15/2012		1,517	1,526
Home Equity Mortgage Trust
4.605% due 01/25/2037		507	66
HSI Asset Securitization Corp. Trust
0.407% due 05/25/2037		254	244
Lehman XS Trust
0.517% due 04/25/2046		904	824
Residential Asset Mortgage Products, Inc.
0.907% due 06/25/2032		20	16

Residential Asset Securities Corp.
0.847% due 07/25/2032		74	38
Salomon Brothers Mortgage Securities VII, Inc.
1.275% due 01/25/2032		37	29
Wells Fargo Home Equity Trust
0.577% due 10/25/2035		306	301

			4,067

BANK LOAN OBLIGATIONS 0.1%
Ford Motor Co.
3.310% due 12/15/2013		305	289
3.350% due 12/15/2013		337	319

			608

CORPORATE BONDS & NOTES 13.6%
Altria Group, Inc.
9.250% due 08/06/2019		4,000	5,004
American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	916
8.000% due 05/22/2038		3,500	3,189
8.175% due 05/15/2068		$3,348	2,670
Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,100	1,071
AutoZone, Inc.
5.875% due 10/15/2012		7,800	8,433
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	3,300	4,151
Bank of America Corp.
4.750% due 05/23/2017		4,200	4,779
4.750% due 05/06/2019		400	461
6.000% due 09/01/2017		$100	105
Bear Stearns Cos. LLC
7.250% due 02/01/2018		11,600	13,574
Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019		1,900	2,074
Boston Scientific Corp.
6.000% due 06/15/2011		1,000	1,018
6.400% due 06/15/2016		1,700	1,787
Cardinal Health, Inc.
5.800% due 10/15/2016		500	561
Citigroup, Inc.
4.750% due 02/10/2019	EUR	800	896
5.500% due 10/15/2014		$600	618
6.000% due 08/15/2017		3,400	3,539
6.125% due 05/15/2018		4,600	4,811
CNA Financial Corp.
6.000% due 08/15/2011		800	824
Computer Sciences Corp.
6.500% due 03/15/2018		2,700	3,016
Cox Communications, Inc.
6.750% due 03/15/2011		700	723
Cytec Industries, Inc.
8.950% due 07/01/2017		200	245
Daimler Finance North America LLC
5.750% due 09/08/2011		400	417
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		384	403
HCP, Inc.
5.950% due 09/15/2011		300	311
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,801

International Lease Finance Corp.
5.300% due 05/01/2012		1,000	945
5.350% due 03/01/2012		1,000	950
5.650% due 06/01/2014		1,000	892
6.625% due 11/15/2013		3,000	2,798
JPMorgan Chase & Co.
6.300% due 04/23/2019		600	679
JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		760	764
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		3,700	768
6.875% due 05/02/2018 (a)		6,100	1,273
Lennar Corp.
5.950% due 10/17/2011		900	932
Loews Corp.
5.250% due 03/15/2016		300	326
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	3,175
Masco Corp.
5.875% due 07/15/2012		300	309
Merrill Lynch & Co., Inc.
0.854% due 10/31/2011	EUR	3,300	3,918
0.914% due 01/31/2014		600	670
1.492% due 09/27/2012		3,600	4,232
Morgan Stanley
0.997% due 11/29/2013		1,900	2,143
1.041% due 04/13/2016		600	615
6.250% due 08/28/2017		$400	407
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	938
Rohm and Haas Co.
5.600% due 03/15/2013		5,000	5,367
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,250
Sara Lee Corp.
6.250% due 09/15/2011		900	953
Simon Property Group LP
6.125% due 05/30/2018		1,000	1,106
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,252
Sprint Capital Corp.
8.750% due 03/15/2032		200	192
Sprint Nextel Corp.
6.000% due 12/01/2016		700	632
State Street Capital Trust IV
1.537% due 06/15/2037		2,400	1,728
Temple-Inland, Inc.
6.625% due 01/15/2016		3,500	3,622
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	1,700	2,081
Westpac Capital Trust IV
5.256% due 12/29/2049		$1,000	859
WM Covered Bond Program
3.875% due 09/27/2011	EUR	500	627
4.000% due 09/27/2016		300	379

			118,179

MORTGAGE-BACKED SECURITIES 8.5%
Adjustable Rate Mortgage Trust
2.856% due 09/25/2035		$179	130
American General Mortgage Loan Trust
5.150% due 03/25/2058		4,264	4,271

American Home Mortgage Assets
0.537% due 05/25/2046	1,869	1,006
1.332% due 11/25/2046	1,122	516
American Home Mortgage Investment Trust
2.514% due 10/25/2034	757	647
Banc of America Funding Corp.
4.360% due 02/20/2036	1,889	1,724
5.978% due 01/20/2047	274	196
BCAP LLC Trust
0.517% due 01/25/2037	3,685	1,909
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	2,089	1,975
2.760% due 03/25/2035	3,885	3,603
2.863% due 08/25/2033	311	309
2.934% due 03/25/2035	569	526
3.046% due 05/25/2034	410	377
3.399% due 02/25/2034	28	23
3.629% due 08/25/2033	31	30
4.069% due 11/25/2034	287	271
4.388% due 10/25/2033	191	194
4.631% due 05/25/2034	178	168
5.370% due 05/25/2047	894	648
Bear Stearns Alt-A Trust
4.539% due 09/25/2035	1,300	985
5.496% due 11/25/2036	4,160	2,588
5.552% due 02/25/2036	2,289	1,223
5.625% due 11/25/2036	557	327
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	1,810	1,144
Citigroup Mortgage Loan Trust, Inc.
2.810% due 10/25/2035	2,838	2,357
3.157% due 08/25/2035	830	719
5.906% due 09/25/2037	3,170	2,184
Countrywide Alternative Loan Trust
0.537% due 09/25/2046	2,531	1,399
0.542% due 12/20/2046	1,967	972
0.557% due 07/25/2046	104	54
0.697% due 05/25/2037	707	345
1.921% due 11/25/2035	369	195
2.461% due 11/25/2035	295	160
5.250% due 06/25/2035	322	252
5.787% due 02/25/2037	1,326	926
6.000% due 01/25/2037	1,519	1,006
6.000% due 04/25/2037	571	370
6.250% due 08/25/2037	316	208
Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/2035	2,825	1,558
0.677% due 02/25/2035	434	302
3.385% due 08/25/2034	85	60
3.506% due 11/25/2034	325	278
3.506% due 04/20/2035	136	128
Credit Suisse First Boston Mortgage Securities Corp.
1.497% due 03/25/2034	348	292
1.745% due 05/25/2032	11	11
2.496% due 07/25/2033	25	23
2.918% due 08/25/2033	336	325
6.500% due 04/25/2033	55	55
First Horizon Asset Securities, Inc.
2.841% due 07/25/2033	108	107
2.916% due 12/25/2033	176	171
3.936% due 08/25/2035	170	162
GMAC Mortgage Corp. Loan Trust
3.288% due 06/25/2034	41	35

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	18	18
Greenpoint Mortgage Funding Trust
0.427% due 01/25/2047	181	169
0.527% due 01/25/2037	489	264
0.547% due 10/25/2046	1,600	212
0.557% due 04/25/2036	510	298
Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	38	32
GSR Mortgage Loan Trust
2.140% due 03/25/2033	154	151
2.943% due 09/25/2035	281	264
Harborview Mortgage Loan Trust
0.528% due 07/19/2046	2,124	1,201
0.538% due 09/19/2037	864	462
0.538% due 01/19/2038	713	379
1.262% due 12/19/2036	830	360
2.964% due 07/19/2035	85	67
3.004% due 05/19/2033	303	305
Indymac Index Mortgage Loan Trust
0.537% due 09/25/2046	1,782	963
0.547% due 11/25/2046	1,911	389
2.785% due 12/25/2034	108	79
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	676	606
5.550% due 10/25/2036	662	623
JPMorgan Mortgage Trust
4.271% due 11/25/2033	223	223
MASTR Alternative Loans Trust
0.747% due 03/25/2036	303	102
Mellon Residential Funding Corp.
0.790% due 12/15/2030	609	571
Merrill Lynch Countrywide Commercial Mortgage Trust
6.155% due 08/12/2049	2,700	2,755
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	3,647	2,774
0.597% due 08/25/2036	227	145
2.698% due 02/25/2033	134	128
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,321	1,192
Residential Accredit Loans, Inc.
0.497% due 02/25/2047	950	417
0.527% due 06/25/2046	3,013	1,255
0.557% due 04/25/2046	306	126
0.577% due 05/25/2037	798	195
0.652% due 09/25/2046	800	56
Residential Asset Securitization Trust
0.797% due 12/25/2036	372	125
5.750% due 02/25/2036	470	348
6.250% due 10/25/2036	1,996	1,128
6.500% due 08/25/2036	977	652
Residential Funding Mortgage Securities I
5.066% due 09/25/2035	174	125
6.500% due 03/25/2032	34	35
Sequoia Mortgage Trust
0.698% due 10/19/2026	341	282
0.698% due 07/20/2033	699	586
Structured Adjustable Rate Mortgage Loan Trust
2.567% due 04/25/2034	416	354
2.744% due 02/25/2034	172	159
5.210% due 09/25/2034	661	605

Structured Asset Mortgage Investments, Inc.
0.537% due 07/25/2046	487	272
0.557% due 05/25/2046	806	421
0.598% due 07/19/2035	1,544	992
0.928% due 07/19/2034	175	152
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	212	204
WaMu Mortgage Pass-Through Certificates
0.577% due 04/25/2045	1,810	1,403
0.607% due 11/25/2045	515	400
0.657% due 01/25/2045	499	380
0.887% due 12/25/2027	1,659	1,494
1.121% due 03/25/2047	2,275	1,252
1.161% due 01/25/2047	849	447
2.386% due 03/25/2033	660	615
2.700% due 06/25/2033	125	121
2.784% due 03/25/2034	624	627
2.870% due 08/25/2034	966	952
5.795% due 02/25/2037	2,071	1,479
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.181% due 04/25/2047	1,229	274
1.191% due 04/25/2047	765	200
1.361% due 07/25/2046	619	285
Wells Fargo Mortgage-Backed Securities Trust
4.598% due 06/25/2035	1,309	1,305

		73,899

MUNICIPAL BONDS & NOTES 0.8%
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.754% due 01/01/2014	270	272
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	770
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	4,736
6.500% due 06/01/2023	595	513
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.800% due 12/15/2013	370	379
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	34

		6,704

	SHARES
PREFERRED STOCKS 0.1%
DG Funding Trust
1.199% due 12/31/2049	130	1,013
SLM Corp.
4.071% due 01/16/2018	9,000	148

		1,161

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
0.547% due 10/27/2037	$5,700	5,691
2.551% due 03/01/2024	18	19
2.627% due 12/01/2034	538	555
2.817% due 11/01/2034	3,273	3,421

2.990% due 11/01/2023	9	9
5.030% due 05/01/2035	408	436
6.500% due 11/01/2036	484	530
Freddie Mac
0.204% due 02/01/2011	740	740
0.254% due 05/04/2011	639	640
0.351% due 04/01/2011	645	646
0.607% due 03/09/2011	88	88
0.700% due 12/15/2030	255	255
1.621% due 10/25/2044	3,229	3,279
2.605% due 05/01/2023	46	46
2.862% due 02/01/2029	231	242
3.311% due 04/01/2037	82	86
6.000% due 12/15/2024	233	254
7.400% due 02/01/2021	117	117
Ginnie Mae
0.950% due 02/16/2030	187	188
3.125% due 12/20/2023 - 12/20/2026	60	61
3.250% due 01/20/2030	49	50
3.375% due 02/20/2024	115	117
3.625% due 07/20/2022 - 09/20/2026	124	127
4.375% due 05/20/2022 - 05/20/2030	142	147
6.000% due 08/20/2034	4,962	5,597
Small Business Administration
6.640% due 02/01/2011	60	61
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,655
7.140% due 05/23/2012	1,000	1,116

		29,173

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Bonds
4.250% due 05/15/2039	5,600	5,936
4.375% due 05/15/2040	1,400	1,518
4.500% due 08/15/2039 (g)	4,600	5,079
4.625% due 02/15/2040 (f)(g)	2,100	2,367
U.S. Treasury Notes
1.000% due 07/31/2011	159	160
1.000% due 10/31/2011	735	740
1.125% due 06/30/2011 (g)	498	502
2.750% due 05/31/2017 (g)	2,700	2,759
3.625% due 08/15/2019 (g)	2,400	2,541
3.625% due 02/15/2020	2,200	2,327

		23,929

Total United States (Cost $280,669)		257,720

SHORT-TERM INSTRUMENTS 13.0%
REPURCHASE AGREEMENTS 0.5%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	$1,000	1,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $1,024. Repurchase proceeds are $1,000.)
Deutsche Bank AG
0.050% due 07/01/2010	300	300
(Dated 06/30/2010. Collateralized by Fannie Mae 7.000% due 10/01/2038 valued at $311. Repurchase proceeds are $300.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	2,890	2,890
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $2,948. Repurchase proceeds are $2,890.)

		4,190

U.S. TREASURY BILLS 0.7%
0.143% due 07/01/2010 - 12/02/2010 (b)(d)(e)(g)	6,079	6,078

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.152% due 07/15/2010 (e)(g)	1,030	1,030

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 11.7%
	10,190,140	102,044

Total Short-Term Instruments (Cost $113,334)		113,342

Total Investments 101.2% (Cost $917,573)		$880,243
Written Options (i) (0.2%) (Premiums $1,114)		(1,922)
Other Assets and Liabilities (Net) (1.0%)		(8,408)

Net Assets 100.0%		$869,913

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $260 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Securities with an aggregate market value of $4,439 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $6,392 at a weighted average interest rate of 0.262%. On June 30, 2010, securities valued at $1,879 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $3,556 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Canada Government 10-Year Bond September Futures	Long	09/2010	41	$81
Euro-Bund 10-Year Bond September Futures	Long	09/2010	264	226
Euro-Schatz September Futures	Long	09/2010	304	44
Japan Government 10-Year Bond September Futures	Long	09/2010	57	920
U.S. Treasury 10-Year Note September Futures	Long	09/2010	1,017	2,539
United Kingdom Government 10-Year Bond September Futures	Long	09/2010	115	354

				$4,164

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.998%		$4,000	$153	$0	$153
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	9.150%		1,000	130	0	130
Anadarko Petroleum Corp.	BCLY	(1.000%	)	03/20/2012	9.006%		100	12	(1)	13
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.468%		7,000	(27)	0	(27)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.468%		800	(4)	0	(4)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	1.363%		1,500	(18)	0	(18)
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.363%		1,200	(15)	0	(15)
Barclays Bank PLC	DUB	(4.350%	)	09/20/2013	2.000%	EUR	800	(72)	0	(72)
Barclays Bank PLC	DUB	(1.000%	)	12/20/2017	2.224%		$1,900	148	42	106
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	2.224%		1,100	(10)	0	(10)
Bear Stearns Cos. LLC	CITI	(1.200%	)	03/20/2018	1.129%		5,500	(28)	0	(28)
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	1.019%		1,000	5	0	5
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.960%		1,700	(10)	0	(10)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.765%		500	(7)	(10)	3
Citigroup, Inc.	CSFB	(1.300%	)	09/20/2018	1.827%		2,400	85	0	85
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.916%		800	14	0	14
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	1.304%		2,700	26	0	26
COX Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.116%		700	0	0	0
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.476%		200	6	2	4
Daimler Finance North America LLC	RBS	(0.620%	)	09/20/2011	0.691%		400	0	0	0
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	1.863%		384	18	0	18
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.191%		300	2	0	2
Historic TW, Inc.	BCLY	(1.050%	)	03/20/2016	0.700%		1,500	(29)	0	(29)
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	6.396%		3,000	407	0	407
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	6.096%		1,000	79	0	79
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	6.057%		1,000	93	0	93
JPMorgan Chase & Co.	BNP	(2.180%	)	03/20/2018	1.129%		5,100	(366)	0	(366)
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.129%		600	17	0	17
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	1.129%		2,600	68	0	68
JPMorgan Chase & Co.	DUB	(0.770%	)	03/20/2018	1.129%		1,000	24	0	24
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	1.129%		1,700	46	0	46
Lennar Corp.	MLP	(5.750%	)	12/20/2012	3.768%		900	(43)	0	(43)
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.384%		300	16	0	16
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	1.192%		3,000	72	0	72
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.701%		300	7	0	7
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	0.945%		900	3	0	3
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.388%		4,500	(11)	0	(11)
Rohm and Haas Co.	DUB	(1.000%	)	03/20/2013	0.382%		500	(8)	(9)	1
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	1.224%		3,000	29	0	29
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.316%		900	(4)	0	(4)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.681%		1,000	49	0	49
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.472%	GBP	1,000	0	0	0
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.776%		$3,000	(7)	0	(7)
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	4.508%		700	122	0	122
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.374%		400	14	0	14
Temple-Inland, Inc.	GSC	(6.680%	)	03/20/2016	1.652%		3,500	(923)	0	(923)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	1.037%		1,200	(25)	0	(25)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	1.037%		1,200	(26)	0	(26)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	1.037%		1,000	(23)	0	(23)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	1.037%		200	0	(2)	2
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.327%		100	2	0	2
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.327%		2,500	(31)	0	(31)
Weatherford International Ltd.	BOA	(0.560%	)	03/20/2016	2.813%		1,600	177	0	177
WPP Group PLC	JPM	(3.750%	)	06/20/2017	1.361%	GBP	2,500	(552)	0	(552)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.790%		$400	10	0	10

								$(405)	$22	$(427)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	BNP	1.000%	06/20/2015	0.587%	$5,700	$114	$98	$16
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.738%	1,500	19	14	5
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	2,500	32	19	13
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.738%	7,500	95	50	45
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	9,000	114	57	57

						$374	$238	$136

Credit Default Swaps on Credit Indices- Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	$50,530	$2,722	$1,231	$1,491
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	7,454	349	279	70
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	16,940	57	(571)	628

						$3,128	$939	$2,189

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	9,000	$346	$(14)	$360
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		17,000	668	(17)	685
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		14,200	599	11	588
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		2,300	59	0	59
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		10,800	337	0	337
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	MSC	AUD	71,500	443	(9)	452
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	RBC		2,500	15	(1)	16
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		7,800	174	35	139
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS	JPY	1,090,000	278	84	194
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BCLY		170,000	94	(5)	99
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		1,540,000	852	(61)	913
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		950,000	526	(38)	564

							$4,391	$(15)	$4,406

(i)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$119.500	07/23/2010	68	$21	$6

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$9,800	$55	$229
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	9,800	35	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	5,800	50	233
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	5,800	24	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	47,900	321	1,235
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	47,900	383	6
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,500	51	4
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	5,100	35	205
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	5,100	29	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	8,100	57	0

							$1,040	$1,912

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010	$1,300	$15	$3
Call - OTC USD versus MXN	MXN	16.250	09/22/2010	1,400	38	1

					$53	$4

(j)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,097	07/2010	CSFB	$0	$(24)	$(24)
Sell		36,447	07/2010	JPM	1,055	0	1,055
Buy	BRL	218	08/2010	GSC	0	0	0
Buy	CAD	3,510	07/2010	CITI	0	(52)	(52)
Sell		34	07/2010	CITI	0	0	0
Sell		317	07/2010	MSC	2	0	2
Sell		39,700	07/2010	UBS	2,180	0	2,180
Sell	CLP	17,227	01/2011	JPM	4	0	4
Buy	CNY	35,137	11/2010	BCLY	0	(71)	(71)
Sell		10,933	11/2010	BCLY	0	(9)	(9)
Buy		1,088	11/2010	CITI	0	(3)	(3)
Buy		1,115	11/2010	DUB	0	(3)	(3)
Sell		12,946	11/2010	DUB	19	0	19
Sell		11,990	11/2010	HSBC	25	0	25
Buy		2,191	11/2010	JPM	0	(6)	(6)
Sell		10,067	11/2010	JPM	20	0	20
Buy		12,844	11/2010	MSC	0	(51)	(51)
Sell		10,810	11/2010	RBS	0	(9)	(9)
Buy		17,693	11/2010	UBS	0	(24)	(24)
Sell		10,919	01/2011	BCLY	0	(12)	(12)
Buy		15,827	01/2011	BOA	0	(30)	(30)
Sell		38,232	01/2011	CITI	0	(24)	(24)
Buy		40,475	01/2011	HSBC	0	(68)	(68)
Buy		18,855	01/2011	JPM	0	(33)	(33)
Sell		39,270	01/2011	JPM	0	(25)	(25)
Buy		17,689	01/2011	MSC	0	(38)	(38)
Buy		6,277	04/2011	BCLY	0	(13)	(13)
Buy		3,230	04/2011	CSFB	0	(7)	(7)
Buy		2,018	04/2011	HSBC	0	(5)	(5)
Buy		2,454	04/2011	JPM	0	(6)	(6)
Buy		11,862	04/2011	MSC	0	(25)	(25)
Buy		9,371	06/2011	BCLY	0	(8)	(8)
Buy		15,674	06/2011	DUB	0	(41)	(41)
Buy		18,476	06/2011	JPM	0	(45)	(45)
Buy		8,630	06/2011	RBS	0	(6)	(6)
Buy	DKK	33,720	09/2010	CITI	0	(47)	(47)
Sell	EUR	85,542	07/2010	BCLY	527	0	527
Buy		1,991	07/2010	BNP	0	(28)	(28)
Buy		29,489	07/2010	CITI	4	(996)	(992)
Sell		6,963	07/2010	CITI	76	0	76
Buy		1,380	07/2010	CSFB	1	(11)	(10)
Sell		836	07/2010	CSFB	13	0	13
Sell		956	07/2010	DUB	8	0	8
Buy		1,243	07/2010	JPM	7	0	7
Sell		5,846	07/2010	JPM	1	0	1
Buy		1,995	07/2010	MSC	46	0	46
Sell		3,313	07/2010	MSC	17	0	17
Buy		725	07/2010	RBC	0	(20)	(20)
Buy		82,846	07/2010	RBS	0	(427)	(427)
Sell		9,969	07/2010	RBS	60	(13)	47
Buy		4,569	07/2010	UBS	19	(6)	13
Sell		721	07/2010	UBS	10	0	10
Sell		2,172	08/2010	CITI	25	0	25
Sell		79,625	08/2010	RBS	410	0	410
Sell	GBP	1,097	07/2010	JPM	0	0	0
Buy		16,699	09/2010	BOA	201	0	201
Sell	HKD	89	07/2010	BOA	0	0	0
Buy		18	07/2010	HSBC	0	0	0
Buy		71	07/2010	JPM	0	0	0
Buy	IDR	15,445,200	09/2010	JPM	219	0	219
Buy		4,495,580	11/2010	BCLY	25	0	25
Buy		4,378,500	11/2010	CITI	22	0	22
Buy		2,055,720	11/2010	DUB	6	0	6
Buy		4,138,100	11/2010	HSBC	15	0	15
Buy	INR	371	03/2011	BCLY	0	0	0
Buy		377	03/2011	HSBC	0	0	0
Buy		391	03/2011	JPM	0	0	0
Buy		445	03/2011	UBS	0	0	0
Buy	JPY	1,327	07/2010	BCLY	0	0	0
Buy		20,808,986	07/2010	BOA	8,104	0	8,104
Buy		272,117	07/2010	CITI	7	0	7
Sell		272,117	07/2010	CITI	0	(7)	(7)
Buy		214,895	07/2010	CSFB	23	0	23
Sell		112,155	07/2010	CSFB	0	(41)	(41)
Sell		808,470	07/2010	JPM	0	0	0
Buy		7,173,290	07/2010	RBS	2,584	0	2,584
Sell		273,444	07/2010	RBS	0	(93)	(93)
Sell		3,743,476	08/2010	CITI	0	(1,489)	(1,489)
Buy	KRW	386,000	07/2010	BCLY	0	(10)	(10)
Sell		1,404,503	07/2010	BCLY	55	0	55
Buy		1,434,784	07/2010	CITI	0	(80)	(80)
Buy		766,803	07/2010	DUB	0	(19)	(19)
Buy		637,046	07/2010	MSC	0	(18)	(18)
Sell		1,820,130	07/2010	MSC	72	0	72
Sell		1,714,690	08/2010	BCLY	68	0	68
Buy		1,524,842	08/2010	MSC	0	(50)	(50)
Sell		724,707	08/2010	MSC	29	0	29
Buy		921,194	11/2010	BCLY	0	(34)	(34)
Sell		372,071	11/2010	BCLY	11	0	11
Buy		42,424	11/2010	BOA	0	(1)	(1)
Buy		1,003,077	11/2010	CITI	0	(43)	(43)
Sell		1,797,936	11/2010	CITI	89	0	89
Buy		127,886	11/2010	DUB	0	(6)	(6)
Buy		58,650	11/2010	GSC	0	(2)	(2)
Buy		995,778	11/2010	JPM	0	(58)	(58)
Buy		541,017	11/2010	MSC	0	(29)	(29)
Sell		908,170	11/2010	RBS	29	0	29
Buy	MXN	25,081	09/2010	HSBC	0	(24)	(24)
Sell	MYR	10	10/2010	CITI	0	0	0
Sell		6	10/2010	DUB	0	0	0
Buy	NOK	16,349	09/2010	CITI	0	(41)	(41)
Sell	NZD	157	07/2010	JPM	4	0	4
Sell	PHP	203	11/2010	BCLY	0	0	0
Sell		200	11/2010	CITI	0	0	0
Buy		403	11/2010	UBS	0	0	0
Buy	SEK	29,150	09/2010	CITI	0	(2)	(2)
Sell	SGD	242	09/2010	GSC	0	(1)	(1)
Sell		15	09/2010	JPM	0	0	0
Sell	TWD	12	10/2010	BCLY	0	0	0
Sell		27	10/2010	CITI	0	0	0
Sell		68	01/2011	DUB	0	0	0
Sell		41	01/2011	JPM	0	0	0
Sell		64	01/2011	MSC	0	0	0
Sell		35	01/2011	UBS	0	0	0
Buy	ZAR	279	07/2010	BCLY	1	0	1
Sell		279	07/2010	BCLY	0	(1)	(1)
Buy		279	10/2010	BCLY	0	0	0

					$16,093	$(4,235)	$11,858

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$63,829	$0	$63,829
Bermuda	0	2,799	0	2,799
Canada	0	47,152	8,126	55,278
Cayman Islands	0	2,756	0	2,756
Denmark	0	3,394	0	3,394
France
Corporate Bonds & Notes	0	40,165	0	40,165
Sovereign Issues	0	48,540	0	48,540
Germany
Corporate Bonds & Notes	0	11,858	0	11,858
Sovereign Issues	0	132,673	0	132,673
Ireland	0	3,470	0	3,470
Italy	0	645	0	645
Japan	0	9,090	0	9,090
Jersey, Channel Islands	0	5,875	1,230	7,105
Netherlands	0	29,656	0	29,656
Norway	0	5,603	0	5,603
Qatar	0	2,349	0	2,349
South Korea	0	2,337	0	2,337
Sweden	0	2,568	0	2,568
Switzerland	0	1,709	0	1,709
United Kingdom	0	83,357	0	83,357
United States
Asset-Backed Securities	0	4,067	0	4,067
Bank Loan Obligations	0	608	0	608
Corporate Bonds & Notes	0	118,179	0	118,179
Mortgage-Backed Securities	0	73,881	18	73,899
Municipal Bonds & Notes	0	6,704	0	6,704
Preferred Stocks	0	148	1,013	1,161
U.S. Government Agencies	0	29,056	117	29,173
U.S. Treasury Obligations	0	23,929	0	23,929
Short-Term Instruments	102,044	11,298	0	113,342

Investments, at value	$102,044	$767,695	$10,504	$880,243
Financial Derivative Instruments (3)	$4,164	$16,240	$0	$20,404

Totals	$106,208	$783,935	$10,504	$900,647

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Australia	$4,502	$(295)	$0	$(24)	$(357)	$0	$(3,826)	$0	$0
Canada	8,663	0	0	0	(537)	0	0	8,126	(537)
Japan	501	(55)	0	14	33	0	(493)	0	0
Jersey, Channel Islands	2,650	(110)	1	(6)	(194)	0	(1,111)	1,230	(63)
United States
Mortgage-Backed Securities	4,521	(240)	0	0	8	0	(4,271)	18	0
Preferred Stocks	1,060	0	0	0	(47)	0	0	1,013	(47)
U.S. Government Agencies	119	(2)	0	0	0	0	0	117	0

Investments, at value	$22,016	$(702)	$1	$(16)	$(1,094)	$0	$(9,701)	$10,504	$(647)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 6.4%
Bank of Queensland Ltd.
5.500% due 10/22/2012	AUD	700	$593
Citigroup Pty Ltd.
5.500% due 06/18/2012		500	424
Commonwealth Bank of Australia
0.714% due 07/12/2013		$1,500	1,495
0.819% due 09/17/2014		1,100	1,097
0.917% due 12/10/2012		800	800
4.500% due 02/20/2014	AUD	1,100	903
Crusade Global Trust
0.825% due 11/19/2037	EUR	199	233
ING Bank Australia Ltd.
5.243% due 08/28/2013	AUD	500	419
5.610% due 06/24/2014		2,000	1,693
5.750% due 08/28/2013		600	513
Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,826
National Australia Bank Ltd.
0.795% due 07/08/2014		1,000	1,011
5.750% due 12/19/2013	AUD	500	428
Puma Finance Ltd.
0.548% due 02/21/2038		$347	325
4.878% due 08/22/2037	AUD	116	95
5.220% due 07/12/2036		116	94
Superannuation Members Home Loans Global Fund
0.677% due 03/09/2036		$475	472
Swan Trust
6.015% due 04/25/2041	AUD	1,207	1,015
Torrens Trust
5.160% due 10/19/2038		580	479
Westpac Banking Corp.
2.700% due 12/09/2014		$1,800	1,833
2.900% due 09/10/2014		900	924

Total Australia (Cost $16,366)			16,672

BERMUDA 0.3%
Merna Reinsurance Ltd.
0.940% due 07/07/2010		$700	700

Total Bermuda (Cost $700)			700

CANADA 6.4%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	892	863
Canada Government Bond
1.500% due 06/01/2012		3,600	3,389
2.000% due 12/01/2014		1,900	1,766
2.500% due 06/01/2015		100	95
3.500% due 06/01/2020		2,200	2,140
4.000% due 06/01/2016		500	506
4.250% due 06/01/2018		3,000	3,088
Canada Housing Trust No. 1
4.050% due 03/15/2011		500	480
4.600% due 09/15/2011		800	782
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	400	493
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	194
Ford Auto Securitization Trust
4.817% due 10/15/2012		300	293
Master Credit Card Trust
5.297% due 08/21/2012		200	200

Province of Ontario Canada
4.000% due 10/07/2019		$400	414
6.200% due 06/02/2031	CAD	100	115
Province of Quebec Canada
5.125% due 11/14/2016		$300	340
5.750% due 12/01/2036	CAD	1,400	1,519

Total Canada (Cost $16,468)			16,677

DENMARK 0.3%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	152	27
Realkredit Danmark A/S
2.000% due 01/01/2011		2,500	412
2.450% due 01/01/2038		2,129	343

Total Denmark (Cost $878)			782

FRANCE 12.2%
CORPORATE BONDS & NOTES 5.8%
BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	600	758
4.125% due 01/24/2011		100	124
4.750% due 05/28/2013		700	925
Cie de Financement Foncier
2.125% due 04/22/2013		$200	202
3.875% due 02/11/2011	EUR	1,700	2,113
4.000% due 07/21/2011		1,300	1,635
4.500% due 01/09/2013		700	914
Dexia Credit Local
0.544% due 01/12/2012		$1,700	1,691
1.188% due 09/23/2011		800	801
2.375% due 09/23/2011		2,500	2,535
2.750% due 01/10/2014		1,000	1,008
Dexia Municipal Agency
4.750% due 06/06/2011	EUR	200	252
GCE Covered Bonds
5.250% due 09/17/2010		1,250	1,541
Vivendi S.A.
5.750% due 04/04/2013		$446	479
6.625% due 04/04/2018		100	112

			15,090

SOVEREIGN ISSUES 6.4%
France Government Bond
4.000% due 10/25/2013	EUR	800	1,064
4.000% due 10/25/2014		1,000	1,337
4.250% due 10/25/2023		1,800	2,407
France Treasury Notes
3.000% due 01/12/2011		7,900	9,790
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		400	498
2.250% due 06/11/2012		$1,600	1,636

			16,732

Total France (Cost $35,266)			31,822

GERMANY 23.8%
CORPORATE BONDS & NOTES 1.3%
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	2,100	2,569
5.500% due 06/05/2014	AUD	1,100	929

			3,498

SOVEREIGN ISSUES 22.5%
Republic of Germany
1.250% due 03/11/2011	EUR	400	492
2.250% due 12/10/2010		9,800	12,082
2.250% due 04/10/2015		5,600	7,098
2.500% due 02/27/2015		900	1,155
3.500% due 04/08/2011		2,200	2,752
3.750% due 07/04/2013		1,200	1,594
3.750% due 01/04/2019		3,300	4,454
4.000% due 10/11/2013		2,200	2,965
4.000% due 01/04/2037		300	412
4.250% due 10/12/2012		900	1,191
4.250% due 07/04/2018		2,300	3,210
4.250% due 07/04/2039		400	577
4.750% due 07/04/2034		700	1,061
4.750% due 07/04/2040		500	780
5.250% due 01/04/2011		3,900	4,888
5.500% due 01/04/2031		4,500	7,305
6.250% due 01/04/2030		2,200	3,854
6.500% due 07/04/2027		1,400	2,463

			58,333

Total Germany (Cost $64,005)			61,831

IRELAND 0.6%
German Postal Pensions Securitisation PLC
2.750% due 01/18/2011	EUR	1,100	1,358
Immeo Residential Finance PLC
0.879% due 12/15/2016		226	238

Total Ireland (Cost $1,863)			1,596

JAPAN 8.1%
Japan Government International Bond
0.200% due 02/15/2012	JPY	920,000	10,414
0.700% due 09/20/2014		720,000	8,291
2.500% due 09/20/2036		100,000	1,267
2.500% due 09/20/2037		50,000	636
JLOC Ltd.
0.505% due 02/16/2016		36,678	316

Total Japan (Cost $20,183)			20,924

JERSEY, CHANNEL ISLANDS 0.2%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	457	556

Total Jersey, Channel Islands (Cost $611)			556

LUXEMBOURG 0.4%
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	1,107

Total Luxembourg (Cost $921)			1,107

NETHERLANDS 3.1%
ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	700	885
3.750% due 01/12/2012		200	253
Achmea Hypotheekbank NV
0.694% due 11/03/2014		$1,500	1,495
Delphinus BV
0.987% due 11/28/2031	EUR	130	158
1.009% due 06/25/2066		33	41
Fortis Bank Nederland NV
3.375% due 05/19/2014		1,200	1,550

LeasePlan Corp. NV
3.000% due 05/07/2012		$300	309
3.250% due 05/22/2014	EUR	500	644
Netherlands Government International Bond
3.750% due 07/15/2014		200	268
4.000% due 01/15/2011		400	498
4.500% due 07/15/2017		1,400	1,958

Total Netherlands (Cost $8,500)			8,059

NEW ZEALAND 0.4%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$900	941

Total New Zealand (Cost $898)			941

NORWAY 0.6%
DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	1,275	1,577

Total Norway (Cost $1,968)			1,577

QATAR 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		$200	206

Total Qatar (Cost $200)			206

SOUTH KOREA 0.1%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	331

Total South Korea (Cost $393)			331

SWEDEN 0.3%
Stadshypotek AB
3.750% due 12/12/2013	EUR	400	518
Swedbank Hypotek AB
4.625% due 05/23/2011		200	251

Total Sweden (Cost $779)			769

UNITED KINGDOM 8.0%
Bank of Scotland PLC
4.500% due 09/10/2010	EUR	600	737
4.750% due 01/13/2011	AUD	2,200	1,848
5.250% due 07/24/2012		500	421
Barclays Bank PLC
10.179% due 06/12/2021		$400	502
Bauhaus Securities Ltd.
0.974% due 10/30/2052	EUR	17	21
BP Capital Markets PLC
0.667% due 04/11/2011		$100	96
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		800	1,072
Bumper 2 S.A.
2.229% due 06/20/2022	EUR	354	433
HBOS PLC
6.750% due 05/21/2018		$446	418
LBG Capital No.1 PLC
8.500% due 12/29/2049		2,700	2,119
LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	200	291
Lloyds TSB Bank PLC
1.533% due 04/02/2012		$600	608
Nationwide Building Society
4.125% due 02/27/2012	EUR	1,100	1,383
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,420

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,100	2,105
2.625% due 05/11/2012		800	819
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	105
United Kingdom Gilt
4.250% due 03/07/2036	GBP	500	757
4.250% due 09/07/2039		400	606
4.500% due 03/07/2019		600	984
4.500% due 12/07/2042		800	1,268
4.750% due 12/07/2038		1,500	2,461
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	209

Total United Kingdom (Cost $20,581)			20,683

UNITED STATES 22.5%
ASSET-BACKED SECURITIES 1.7%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$125	124
ACE Securities Corp.
0.397% due 12/25/2036		220	200
AFC Home Equity Loan Trust
1.057% due 12/22/2027		7	4
Amortizing Residential Collateral Trust
1.047% due 10/25/2031		9	7
Amresco Residential Securities Mortgage Loan Trust
1.287% due 06/25/2029		9	7
Bear Stearns Asset-Backed Securities Trust
1.007% due 10/25/2032		5	4
Capital Auto Receivables Asset Trust
1.800% due 10/15/2012		588	593
Countrywide Asset-Backed Certificates
0.397% due 08/25/2037		139	134
0.527% due 09/25/2036		204	156
Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032		7	5
First Alliance Mortgage Loan Trust
0.578% due 12/20/2027		36	25
Ford Credit Auto Owner Trust
1.770% due 06/15/2012		264	265
Home Equity Mortgage Trust
4.605% due 01/25/2037		152	20
Mid-State Trust
8.330% due 04/01/2030		262	266
Nelnet Student Loan Trust
0.846% due 04/27/2015		104	105
Renaissance Home Equity Loan Trust
0.847% due 12/25/2033		34	27
Residential Asset Mortgage Products, Inc.
0.907% due 06/25/2032		7	5
Residential Asset Securities Corp.
0.847% due 07/25/2032		20	10
SLC Student Loan Trust
0.987% due 06/15/2017		510	511
SLM Student Loan Trust
1.816% due 04/25/2023		1,521	1,574
Structured Asset Securities Corp.
0.747% due 05/25/2034		39	35
Wachovia Asset Securitization, Inc.
0.607% due 06/25/2033		441	297
Wells Fargo Home Equity Trust
0.577% due 10/25/2035		43	42

			4,416

CORPORATE BONDS & NOTES 7.4%
American International Group, Inc.
4.875% due 03/15/2067	EUR	300	196
8.000% due 05/22/2038		500	456
8.175% due 05/15/2068		$100	80
8.250% due 08/15/2018		700	712
AutoZone, Inc.
5.875% due 10/15/2012		100	108
BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	212
Bank of America Corp.
4.000% due 03/28/2018	EUR	600	680
4.750% due 05/23/2017		400	455
5.750% due 12/01/2017		$320	333
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,200	1,336
Boston Scientific Corp.
6.000% due 06/15/2011		300	305
6.400% due 06/15/2016		300	315
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		446	502
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	1,000	1,068
Citigroup, Inc.
5.500% due 10/15/2014		$500	515
6.000% due 08/15/2017		1,319	1,373
6.125% due 05/15/2018		1,085	1,135
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	692
CNA Financial Corp.
6.000% due 08/15/2011		300	309
Computer Sciences Corp.
5.500% due 03/15/2013		637	685
Daimler Finance North America LLC
5.750% due 09/08/2011		100	104
DR Horton, Inc.
6.000% due 04/15/2011		300	308
Erac USA Finance LLC
5.800% due 10/15/2012		700	756
GATX Financial Corp.
5.500% due 02/15/2012		637	665
Health Care REIT, Inc.
5.875% due 05/15/2015		400	432
International Lease Finance Corp.
5.350% due 03/01/2012		200	190
5.650% due 06/01/2014		1,500	1,339
JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		100	101
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		500	104
6.875% due 05/02/2018 (a)		700	146
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	684
Masco Corp.
6.125% due 10/03/2016		200	194
Merrill Lynch & Co., Inc.
0.995% due 08/25/2014	EUR	100	111
0.997% due 05/30/2014		500	556
1.492% due 09/27/2012		700	823
Morgan Stanley
0.754% due 10/18/2016		$200	174
Sabre Holdings Corp.
7.350% due 08/01/2011		200	204

Sara Lee Corp.
6.250% due 09/15/2011		200	212
Sealed Air Corp.
5.625% due 07/15/2013		200	209
Sprint Nextel Corp.
6.000% due 12/01/2016		100	90
WM Covered Bond Program
3.875% due 09/27/2011	EUR	200	251

			19,120

MORTGAGE-BACKED SECURITIES 6.8%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$1,042	1,044
American Home Mortgage Assets
0.537% due 05/25/2046		469	252
0.557% due 10/25/2046		334	169
American Home Mortgage Investment Trust
0.587% due 05/25/2047		401	87
Banc of America Funding Corp.
4.360% due 02/20/2036		432	394
Banc of America Mortgage Securities, Inc.
2.943% due 05/25/2035		300	234
4.784% due 09/25/2035		500	421
BCAP LLC Trust
0.517% due 01/25/2037		353	183
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		281	266
2.704% due 08/25/2033		10	10
2.760% due 03/25/2035		1,014	940
2.934% due 03/25/2035		48	44
3.046% due 05/25/2034		78	72
4.388% due 10/25/2033		42	43
4.631% due 05/25/2034		36	34
5.135% due 08/25/2035		800	764
5.370% due 05/25/2047		745	540
Bear Stearns Alt-A Trust
0.507% due 02/25/2034		86	64
2.759% due 05/25/2035		34	28
5.225% due 11/25/2035		299	170
5.496% due 11/25/2036		367	228
5.552% due 02/25/2036		934	499
6.213% due 08/25/2036		408	261
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036		228	144
Citigroup Mortgage Loan Trust, Inc.
3.157% due 08/25/2035		146	127
5.906% due 09/25/2037		755	520
Countrywide Alternative Loan Trust
0.428% due 09/20/2046		7	7
0.542% due 12/20/2046		372	184
0.558% due 07/20/2046		627	245
0.627% due 02/25/2037		638	340
0.697% due 05/25/2037		88	43
1.921% due 11/25/2035		111	59
2.461% due 11/25/2035		37	20
5.250% due 06/25/2035		71	56
5.784% due 11/25/2035		599	361
5.787% due 02/25/2037		199	139
5.998% due 08/25/2036		177	180
6.000% due 04/25/2037		127	82
6.250% due 08/25/2037		79	52
6.500% due 06/25/2036		174	106

Countrywide Home Loan Mortgage Pass-Through Trust
0.727% due 09/25/2034	92	55
3.385% due 08/25/2034	23	16
3.487% due 08/25/2034	258	207
3.506% due 04/20/2035	23	21
Credit Suisse First Boston Mortgage Securities Corp.
2.918% due 08/25/2033	66	63
6.500% due 04/25/2033	11	11
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	295	147
First Horizon Asset Securities, Inc.
2.841% due 07/25/2033	18	18
2.916% due 12/25/2033	27	26
Greenpoint Mortgage Funding Trust
0.617% due 11/25/2045	19	10
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	302	293
GSR Mortgage Loan Trust
2.140% due 03/25/2033	31	30
2.576% due 06/25/2034	74	68
2.943% due 09/25/2035	281	264
4.227% due 09/25/2035	800	656
Harborview Mortgage Loan Trust
0.538% due 01/19/2038	130	69
1.262% due 12/19/2036	221	96
3.004% due 05/19/2033	113	113
Impac CMB Trust
1.347% due 07/25/2033	19	17
Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	260	190
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	166	156
JPMorgan Mortgage Trust
4.271% due 11/25/2033	37	37
5.461% due 02/25/2036	386	346
MASTR Alternative Loans Trust
0.747% due 03/25/2036	87	29
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	694
Merrill Lynch Mortgage Investors, Inc.
0.597% due 08/25/2036	57	36
2.698% due 02/25/2033	28	26
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	660	596
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	505	328
Residential Accredit Loans, Inc.
0.497% due 02/25/2047	219	96
0.527% due 06/25/2046	676	282
Residential Asset Securitization Trust
5.750% due 02/25/2036	59	44
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	7	7
Sequoia Mortgage Trust
0.698% due 07/20/2033	175	146
Structured Adjustable Rate Mortgage Loan Trust
2.567% due 04/25/2034	83	71
2.744% due 02/25/2034	31	29
Structured Asset Mortgage Investments, Inc.
0.557% due 05/25/2046	161	84
0.567% due 05/25/2036	397	211
0.567% due 09/25/2047	500	145
0.928% due 07/19/2034	35	30

TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	55	51
5.630% due 01/25/2037	292	151
WaMu Mortgage Pass-Through Certificates
0.657% due 01/25/2045	89	68
0.887% due 12/25/2027	280	253
1.121% due 02/25/2047	650	377
1.706% due 05/25/2041	15	14
2.700% due 06/25/2033	29	28
3.109% due 02/27/2034	85	84
5.338% due 02/25/2037	400	296
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.361% due 07/25/2046	138	63
Wells Fargo Mortgage-Backed Securities Trust
2.980% due 04/25/2036	519	483
4.807% due 03/25/2036	750	666

		17,709

MUNICIPAL BONDS & NOTES 0.9%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	383
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	647
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	287
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	6
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	75
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	500	534
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	480	358

		2,290

	SHARES
PREFERRED STOCKS 0.5%
DG Funding Trust
1.199% due 12/31/2049	172	1,339
SLM Corp.
4.071% due 01/16/2018	1,800	30

		1,369

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 2.5%
Fannie Mae
0.447% due 01/25/2021	$88	88
0.547% due 10/27/2037	1,000	998
2.627% due 12/01/2034	112	116
2.817% due 11/01/2034	285	297
5.000% due 08/25/2016 - 03/25/2017	178	182
6.000% due 04/25/2043 - 07/25/2044	212	233

6.500% due 11/25/2042	259	287
Freddie Mac
0.204% due 02/01/2011	423	423
0.800% due 12/15/2031	2	2
1.621% due 10/25/2044	303	307
4.500% due 07/15/2018	134	139
5.000% due 03/15/2025	7	7
Ginnie Mae
0.950% due 02/16/2030	53	54
1.000% due 02/16/2030	48	49
3.125% due 11/20/2021 - 12/20/2026	30	30
3.250% due 01/20/2030	20	20
3.625% due 07/20/2022 - 09/20/2026	74	76
4.375% due 05/20/2028 - 06/20/2030	71	73
6.000% due 08/20/2034	709	800
Small Business Administration
5.600% due 09/01/2028	798	878
6.640% due 02/01/2011	16	16
Tennessee Valley Authority
5.880% due 04/01/2036	637	760
7.140% due 05/23/2012	637	711

		6,546

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Bonds
4.250% due 05/15/2039	1,000	1,060
4.375% due 05/15/2040 (g)	1,600	1,735
4.500% due 08/15/2039	1,500	1,656
4.625% due 02/15/2040 (g)	800	902
U.S. Treasury Notes
1.000% due 08/31/2011	15	15
1.000% due 09/30/2011	23	23
1.000% due 10/31/2011 (g)	403	406
2.750% due 05/31/2017	300	307
3.625% due 02/15/2020	800	846

		6,950

Total United States (Cost $61,283)		58,400

SHORT-TERM INSTRUMENTS 3.8%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/01/2010	697	697

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $711. Repurchase proceeds are $697.)
U.S. TREASURY BILLS 0.1%
0.113% due 07/01/2010 - 07/29/2010 (b)(e)(g)	418	418

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.152% due 07/15/2010 (e)	30	30

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 3.4%
	872,949	8,742

Total Short-Term Instruments (Cost $9,886)		9,887

Total Investments 97.6% (Cost $261,749)		$253,520
Written Options (i) (0.2%) (Premiums $241)		(440)
Other Assets and Liabilities (Net) 2.6%		6,597

Net Assets 100.0%		$259,677

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Security becomes interest bearing at a future date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $370 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $2,100 at a weighted average interest rate of 0.250%. On June 30, 2010, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $1,106 and cash of $9 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Canada Government 10-Year Bond September Futures	Long	09/2010	12	$24
Euro-Bund 10-Year Bond September Futures	Long	09/2010	87	55
Japan Government 10-Year Bond September Futures	Long	09/2010	10	157
U.S. Treasury 10-Year Note September Futures	Long	09/2010	340	828
United Kingdom Government 10-Year Bond September Futures	Long	09/2010	30	94

				$1,158

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	0.468%	$100	$(1)	$0	$(1)
BAE Systems Holdings, Inc.	UBS	(0.140%)	12/20/2011	1.192%	200	3	0	3
Barclays Bank PLC	RBS	(2.350%)	12/20/2017	2.224%	300	(3)	0	(3)
Bear Stearns Cos. LLC	CITI	(1.200%)	03/20/2018	1.129%	800	(4)	0	(4)
Bear Stearns Cos. LLC	CSFB	(0.760%)	12/20/2017	1.127%	1,000	24	0	24
Boston Scientific Corp.	BOA	(1.000%)	06/20/2011	1.003%	100	0	0	0
Boston Scientific Corp.	MLP	(0.510%)	06/20/2011	1.019%	200	1	0	1
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	1.960%	300	(2)	0	(2)
British Sky Broadcasting Group PLC	BCLY	(0.700%)	12/20/2018	1.175%	800	28	0	28
Burlington Northern Santa Fe LLC	RBS	(0.510%)	03/20/2018	0.578%	446	2	0	2
Cleveland Electric Illuminating Co.	RBS	(0.940%)	06/20/2017	2.757%	637	66	0	66
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	1.916%	300	5	0	5
Computer Sciences Corp.	MSC	(0.620%)	03/20/2013	0.651%	637	0	0	0
Daimler Finance North America LLC	RBS	(0.620%)	09/20/2011	0.691%	100	0	0	0
DR Horton, Inc.	BNP	(4.030%)	06/20/2011	1.548%	200	(5)	0	(5)
ERAC USA Finance LLC	JPM	(2.700%)	12/20/2012	0.517%	700	(38)	0	(38)
GATX Financial Corp.	RBS	(0.605%)	03/20/2012	1.502%	637	10	0	10
Health Care REIT, Inc.	BCLY	(2.930%)	06/20/2015	1.632%	400	(24)	0	(24)
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	6.057%	200	19	0	19
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	1.129%	100	3	0	3
JPMorgan Chase & Co.	DUB	(0.740%)	03/20/2018	1.129%	500	13	0	13
JPMorgan Chase & Co.	RBS	(2.223%)	03/20/2018	1.129%	300	(22)	0	(22)
JPMorgan Chase & Co.	UBS	(0.730%)	03/20/2018	1.129%	300	8	0	8
Marsh & McLennan Cos., Inc.	BOA	(0.990%)	09/20/2015	1.296%	638	9	0	9
Masco Corp.	CSFB	(0.907%)	12/20/2016	2.778%	200	20	0	20
Pearson Dollar Finance PLC	CITI	(0.690%)	06/20/2018	0.667%	275	(1)	0	(1)
Pearson Dollar Finance PLC	SOG	(1.040%)	06/20/2018	0.667%	1,000	(27)	0	(27)
Sabre Holdings Corp.	JPM	(0.930%)	09/20/2011	1.646%	200	2	0	2
Sara Lee Corp.	RBS	(0.630%)	09/20/2011	0.316%	200	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%)	09/20/2013	1.138%	200	4	0	4
Sprint Nextel Corp.	JPM	(1.065%)	12/20/2016	4.508%	100	17	0	17
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.374%	100	4	0	4
Tyco Electronics Group S.A.	BOA	(1.100%)	03/20/2014	0.716%	1,000	(14)	80	(94)
Vivendi S.A.	BNP	(1.742%)	06/20/2013	1.037%	200	(4)	0	(4)
Vivendi S.A.	BNP	(1.780%)	06/20/2013	1.037%	100	(2)	0	(2)
Vivendi S.A.	BNP	(1.820%)	06/20/2013	1.037%	146	(3)	0	(3)
Vivendi S.A.	JPM	(1.500%)	06/20/2018	1.327%	100	(1)	0	(1)
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	1.790%	200	5	0	5

						$91	$80	$11

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	BNP	1.000%	06/20/2015	0.587%	$1,600	$32	$28	$4
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.738%	2,700	34	21	13
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%	800	10	6	4
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	900	12	6	6
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.738%	1,600	20	8	12

						$108	$69	$39

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-7 10-Year Index	BOA	(0.650%	)	12/20/2016	$5,977	$306	$(42)	$348
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016	482	25	(3)	28
CDX.IG-8 10-Year Index	DUB	(0.600%	)	06/20/2017	5,614	302	42	260
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	2,904	156	71	85
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	1,549	73	58	15
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	581	2	(20)	22
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018	484	2	(7)	9
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	5,952	11	1	10

						$877	$100	$777

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,000	$116	$(3)	$119
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		6,300	248	(7)	255
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,500	147	4	143
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		500	13	0	13
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	15	0	15
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	50	0	50
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	MSC	AUD	11,300	70	(1)	71
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	RBC		600	4	0	4
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,600	23	8	15
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB	AUD	3,900	87	18	69
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS	JPY	920,000	234	70	164
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		340,000	188	(14)	202
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		230,000	127	(9)	136

							$1,322	$66	$1,256

(i)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$119.500	07/23/2010	20	$6	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	$2,600	$22	$104
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	2,600	11	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	3,100	22	73
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	3,100	11	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	10,000	67	258
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	10,000	80	1
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,800	11	1

							$224	$437

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010	$300	$3	$1
Call - OTC USD versus MXN	MXN	16.250	09/22/2010	300	8	0

					$11	$1

(j)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	11,566	07/2010	JPM	$335	$0	$335
Buy	BRL	57	08/2010	GSC	0	0	0
Buy	CAD	1,219	07/2010	CITI	0	(15)	(15)
Sell		468	07/2010	CITI	1	0	1
Sell		66	07/2010	MSC	0	0	0
Sell		15,760	07/2010	UBS	865	0	865
Buy	CNY	7,440	11/2010	BCLY	0	(15)	(15)
Sell		2,900	11/2010	BCLY	0	(2)	(2)
Buy		285	11/2010	CITI	0	(1)	(1)
Buy		292	11/2010	DUB	0	(1)	(1)
Sell		2,543	11/2010	DUB	4	0	4
Sell		2,678	11/2010	HSBC	6	0	6
Buy		567	11/2010	JPM	0	(2)	(2)
Sell		1,556	11/2010	JPM	3	0	3
Buy		2,545	11/2010	MSC	0	(10)	(10)
Sell		2,866	11/2010	RBS	0	(2)	(2)
Buy		3,905	11/2010	UBS	0	(5)	(5)
Sell		2,896	01/2011	BCLY	0	(3)	(3)
Buy		3,619	01/2011	BOA	0	(7)	(7)
Sell		8,270	01/2011	CITI	0	(5)	(5)
Buy		12,401	01/2011	HSBC	0	(21)	(21)
Buy		5,017	01/2011	JPM	0	(9)	(9)
Sell		8,494	01/2011	JPM	0	(5)	(5)
Buy		4,951	01/2011	MSC	0	(11)	(11)
Buy		2,013	04/2011	BCLY	0	(4)	(4)
Buy		1,033	04/2011	CSFB	0	(2)	(2)
Buy		648	04/2011	HSBC	0	(1)	(1)
Buy		781	04/2011	JPM	0	(2)	(2)
Buy		3,376	04/2011	MSC	0	(7)	(7)
Buy		2,029	06/2011	BCLY	0	(2)	(2)
Buy		3,257	06/2011	DUB	0	(9)	(9)
Buy		4,011	06/2011	JPM	0	(10)	(10)
Buy		1,869	06/2011	RBS	0	(1)	(1)
Sell	DKK	2,153	09/2010	CITI	3	0	3
Sell	EUR	88,123	07/2010	BCLY	541	0	541
Buy		614	07/2010	BNP	0	(8)	(8)
Buy		3,448	07/2010	CITI	0	(124)	(124)
Sell		4,992	07/2010	CITI	24	(38)	(14)
Sell		5,178	07/2010	CSFB	4	(99)	(95)
Buy		1,027	07/2010	DUB	28	0	28
Sell		48	07/2010	DUB	1	0	1
Buy		1,040	07/2010	HSBC	28	0	28
Buy		100	07/2010	JPM	1	0	1
Sell		219	07/2010	JPM	1	0	1
Buy		270	07/2010	MSC	6	0	6
Buy		831	07/2010	RBC	0	(23)	(23)
Buy		94,715	07/2010	RBS	0	(492)	(492)
Sell		1,512	07/2010	RBS	4	(4)	0
Buy		565	07/2010	UBS	2	(2)	0
Sell		231	07/2010	UBS	3	0	3
Sell		2,147	08/2010	CITI	24	0	24
Sell		93,801	08/2010	RBS	0	0	0
Sell	GBP	5,955	09/2010	BOA	0	(72)	(72)
Buy	HKD	320	07/2010	BOA	0	0	0
Sell		151	07/2010	HSBC	0	0	0
Sell		256	07/2010	JPM	0	0	0
Buy	IDR	3,428,750	09/2010	JPM	49	0	49
Buy		977,300	11/2010	BCLY	5	0	5
Buy		973,000	11/2010	CITI	5	0	5
Buy		481,730	11/2010	DUB	1	0	1
Buy		915,800	11/2010	HSBC	3	0	3
Buy	INR	25	03/2011	HSBC	0	0	0
Buy		26	03/2011	JPM	0	0	0
Buy		30	03/2011	UBS	0	0	0
Sell	JPY	1,088,621	07/2010	BOA	0	(424)	(424)
Sell		12,058	07/2010	HSBC	0	0	0
Sell		740,688	08/2010	CITI	0	(295)	(295)
Buy	KRW	84,000	07/2010	BCLY	0	(2)	(2)
Sell		296,545	07/2010	BCLY	12	0	12
Buy		325,277	07/2010	CITI	0	(18)	(18)
Buy		167,208	07/2010	DUB	0	(4)	(4)
Buy		138,924	07/2010	MSC	0	(4)	(4)
Sell		418,863	07/2010	MSC	17	0	17
Sell		415,541	08/2010	BCLY	17	0	17
Buy		332,529	08/2010	MSC	0	(11)	(11)
Sell		176,217	08/2010	MSC	7	0	7
Buy		149,541	11/2010	BCLY	0	(6)	(6)
Sell		76,789	11/2010	BCLY	2	0	2
Buy		63,076	11/2010	BOA	0	(2)	(2)
Buy		209,759	11/2010	CITI	0	(9)	(9)
Sell		400,225	11/2010	CITI	20	0	20
Buy		34,878	11/2010	DUB	0	(2)	(2)
Buy		11,730	11/2010	GSC	0	0	0
Buy		263,020	11/2010	JPM	0	(15)	(15)
Buy		115,110	11/2010	MSC	0	(6)	(6)
Sell		199,985	11/2010	RBS	6	0	6
Buy	MXN	6,185	09/2010	HSBC	0	(6)	(6)
Buy	MYR	9	10/2010	CITI	0	0	0
Buy		5	10/2010	DUB	0	0	0
Buy	NOK	4,240	09/2010	CITI	0	(11)	(11)
Sell	PHP	57	11/2010	BCLY	0	0	0
Sell		56	11/2010	CITI	0	0	0
Buy		113	11/2010	UBS	0	0	0
Sell	SEK	1,100	09/2010	CITI	0	0	0
Buy	SGD	6	09/2010	BCLY	0	0	0
Buy		5	09/2010	CITI	0	0	0
Sell		70	09/2010	GSC	0	0	0
Buy	TWD	9	10/2010	BCLY	0	0	0
Buy		20	10/2010	CITI	0	0	0
Buy		51	01/2011	DUB	0	0	0
Buy		31	01/2011	JPM	0	0	0
Buy		48	01/2011	MSC	0	0	0
Buy		26	01/2011	UBS	0	0	0

					$2,028	$(1,829)	$199

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$16,672	$0	$16,672
Bermuda	0	700	0	700
Canada	0	16,677	0	16,677
Denmark	0	782	0	782
France
Corporate Bonds & Notes	0	15,090	0	15,090
Sovereign Issues	0	16,732	0	16,732
Germany
Corporate Bonds & Notes	0	3,498	0	3,498
Sovereign Issues	0	58,333	0	58,333
Ireland	0	1,596	0	1,596
Japan	0	20,924	0	20,924
Jersey, Channel Islands	0	556	0	556
Luxembourg	0	1,107	0	1,107
Netherlands	0	8,059	0	8,059
New Zealand	0	941	0	941
Norway	0	1,577	0	1,577
Qatar	0	206	0	206
South Korea	0	331	0	331
Sweden	0	769	0	769
United Kingdom	0	20,683	0	20,683
United States
Asset-Backed Securities	0	4,416	0	4,416
Corporate Bonds & Notes	0	19,120	0	19,120
Mortgage-Backed Securities	0	17,709	0	17,709
Municipal Bonds & Notes	0	2,290	0	2,290
Preferred Stocks	0	30	1,339	1,369
U.S. Government Agencies	0	6,546	0	6,546
U.S. Treasury Obligations	0	6,950	0	6,950
Short-Term Instruments	8,742	1,145	0	9,887

Investments, at value	$8,742	$243,439	$1,339	$253,520
Financial Derivative Instruments (3)	$1,158	$1,842	$0	$3,000

Totals	$9,900	$245,281	$1,339	$256,520

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Australia	$1,195	$(78)	$0	$(7)	$(95)	$0	$(1,015)	$0	$0
Jersey, Channel Islands	679	(56)	0	(2)	(66)	0	(555)	0	0
United States
Mortgage-Backed Securities	1,100	(58)	0	0	2	0	(1,044)	0	0
Preferred Stocks	1,402	0	0	0	(63)	0	0	1,339	(63)

Investments, at value	$4,376	$(192)	$0	$(9)	$(222)	$0	$(2,614)	$1,339	$(63)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Consolidated Schedule of Investments

Global Multi-Asset Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 10.4%
BANKING & FINANCE 6.5%
American Express Bank FSB
3.150% due 12/09/2011		$5,000	$5,180
American General Finance Corp.
5.200% due 12/15/2011		5,000	4,725
5.625% due 08/17/2011		2,700	2,616
5.900% due 09/15/2012		1,300	1,194
ANZ National International Ltd.
3.250% due 04/02/2012		4,100	4,226
Bank of America Corp.
1.037% due 09/11/2012		3,150	3,088
2.100% due 04/30/2012		11,800	12,091
7.375% due 05/15/2014		4,800	5,386
Block Financial LLC
7.875% due 01/15/2013		1,000	1,112
Citibank N.A.
1.875% due 05/07/2012		6,800	6,945
General Electric Capital Corp.
3.000% due 12/09/2011		5,000	5,167
Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	3,200	4,091
ING Bank NV
0.928% due 01/13/2012		$5,800	5,836
2.625% due 02/09/2012		9,250	9,437
3.900% due 03/19/2014		4,000	4,292
International Lease Finance Corp.
6.375% due 03/25/2013		2,000	1,885
LeasePlan Corp. NV
3.000% due 05/07/2012		7,000	7,204
Lloyds TSB Bank PLC
2.800% due 04/02/2012		8,000	8,179
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		1,000	1,071
Merrill Lynch & Co., Inc.
0.768% due 06/05/2012		2,800	2,721
6.875% due 04/25/2018		5,500	5,880
New York Community Bank
3.000% due 12/16/2011		6,800	7,037
Pearson Dollar Finance PLC
6.250% due 05/06/2018		750	835
Royal Bank of Scotland Group PLC
0.823% due 04/08/2011		10,000	9,986
1.213% due 04/23/2012		5,800	5,876
Svenska Handelsbanken AB
1.536% due 09/14/2012		4,500	4,520
Swedbank AB
2.800% due 02/10/2012		5,330	5,470
Wachovia Corp.
0.534% due 08/01/2013		1,460	1,424
Western Corporate Federal Credit Union
1.750% due 11/02/2012		3,400	3,459

			140,933

INDUSTRIALS 3.2%
Arrow Electronics, Inc.
6.000% due 04/01/2020		1,700	1,761
Black & Decker Corp.
8.950% due 04/15/2014		500	609
CSX Corp.
6.250% due 03/15/2018		250	288
Cytec Industries, Inc.
8.950% due 07/01/2017		500	612

Daimler Finance North America LLC
5.750% due 09/08/2011	500	521
Dow Chemical Co.
2.624% due 08/08/2011	3,000	3,047
6.000% due 10/01/2012	2,300	2,475
Jones Apparel Group, Inc.
5.125% due 11/15/2014	8,200	8,118
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014	700	707
8.375% due 07/15/2015	2,000	2,215
MeadWestvaco Corp.
7.375% due 09/01/2019	1,000	1,089
New Albertson’s, Inc.
7.500% due 02/15/2011	4,900	5,010
New York Times Co.
5.000% due 03/15/2015	4,000	3,831
Newell Rubbermaid, Inc.
6.250% due 04/15/2018	965	1,063
Office Depot, Inc.
6.250% due 08/15/2013	14,000	13,720
Pulte Group, Inc.
5.250% due 01/15/2014	6,000	5,835
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	500	533
Rohm and Haas Co.
6.000% due 09/15/2017	1,000	1,093
RR Donnelley & Sons Co.
8.600% due 08/15/2016	1,000	1,097
11.250% due 02/01/2019	1,000	1,277
Seagate Technology HDD Holdings
6.375% due 10/01/2011	9,000	9,270
Toll Brothers Finance Corp.
6.750% due 11/01/2019	1,200	1,179
UST LLC
5.750% due 03/01/2018	1,000	1,043
Valero Energy Corp.
9.375% due 03/15/2019	250	304
Whirlpool Corp.
7.750% due 07/15/2016	1,000	1,182

		67,879

UTILITIES 0.7%
BP Capital Markets PLC
0.667% due 04/11/2011	4,100	3,922
3.625% due 05/08/2014	600	514
4.750% due 03/10/2019	1,200	999
CenturyLink, Inc.
6.000% due 04/01/2017	1,000	999
6.150% due 09/15/2019	900	884
Embarq Corp.
7.082% due 06/01/2016	4,000	4,271
Qwest Corp.
8.875% due 03/15/2012	4,000	4,310

		15,899

Total Corporate Bonds & Notes (Cost $216,757)		224,711

CONVERTIBLE BONDS & NOTES 0.1%
Host Hotels & Resorts LP
2.625% due 04/15/2027	3,000	2,858

Total Convertible Bonds & Notes (Cost $2,877)		2,858

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
0.297% due 08/05/2010 (f)		528	528
6.000% due 08/01/2037		1,637	1,779
Freddie Mac
0.254% due 05/04/2011		314	314

Total U.S. Government Agencies (Cost $2,532)			2,621

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Bonds
4.375% due 05/15/2040 (f)		12,600	13,663
U.S. Treasury Notes
1.000% due 07/31/2011 (f)		42	42

Total U.S. Treasury Obligations (Cost $12,867)			13,705

MORTGAGE-BACKED SECURITIES 0.1%
Merrill Lynch Floating Trust
0.888% due 07/09/2021		2,799	2,586

Total Mortgage-Backed Securities (Cost $2,430)			2,586

ASSET-BACKED SECURITIES 0.0%
SLM Student Loan Trust
0.737% due 12/17/2018		168	167

Total Asset-Backed Securities (Cost $166)			167

SOVEREIGN ISSUES 4.5%
Canada Government Bond
1.500% due 06/01/2012	CAD	89,000	83,778
Mexico Government International Bond
5.950% due 03/19/2019		$1,500	1,673
6.050% due 01/11/2040		6,500	6,890
Qatar Government International Bond
5.250% due 01/20/2020		5,000	5,250

Total Sovereign Issues (Cost $99,519)			97,591

	SHARES
MUTUAL FUNDS (b)(c) 59.2%
PIMCO Emerging Local Bond Fund		15,107,775	151,984
PIMCO Emerging Markets and Infrastructure Bond Fund		11,992,048	133,831
PIMCO EqS Pathfinder Fund		20,809,361	192,071
PIMCO Global Advantage Strategy Bond Fund		19,531,377	213,673
PIMCO Global Bond Fund (Unhedged)		4,948,169	47,601
PIMCO StocksPLUS® Fund		44,638,391	316,040
PIMCO Total Return Fund		13,230,514	148,976
PIMCO Unconstrained Bond Fund		6,825,002	75,621

Total Mutual Funds (Cost $1,293,290)			1,279,797

EXCHANGE-TRADED FUNDS 19.7%
iShares MSCI EAFE Index Fund	2,651,416	123,317
iShares MSCI Emerging Markets Index Fund	5,745,698	214,429
PIMCO 3-7 Year U.S. Treasury Index Fund (b)	417,600	32,544
SPDR Gold Trust	460,985	56,093

Total Exchange-Traded Funds (Cost $439,642)		426,383

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.9%
COMMERCIAL PAPER 0.5%
Fannie Mae
0.198% due 08/11/2010	$1,500	1,500
Freddie Mac
0.200% due 07/14/2010	600	600
0.205% due 08/09/2010	5,400	5,399
0.240% due 08/11/2010	300	300
0.250% due 10/13/2010	1,000	999
Metropolitan Life Global Funding I
0.858% due 09/17/2010	2,900	2,902

		11,700

REPURCHASE AGREEMENTS 1.9%
Barclays Capital, Inc.
0.010% due 07/01/2010	10,000	10,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026 valued at $10,204. Repurchase proceeds are $10,000.)
Citigroup Global Markets, Inc.
0.050% due 07/01/2010	4,200	4,200
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.750% due 04/15/2013 valued at $4,293. Repurchase proceeds are $4,200.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	12,000	12,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.875% due 10/31/2011 - 06/30/2015 valued at $12,296. Repurchase proceeds are $12,000.)
JPMorgan Chase Bank N.A.
0.020% due 07/01/2010	10,000	10,000
(Dated 06/30/2010. Collateralized by Freddie Mac 0.286% due 05/01/2012 valued at $10,202. Repurchase proceeds are $10,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	5,035	5,035
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $5,145. Repurchase proceeds are $5,035.)

		41,235

U.S. TREASURY BILLS 0.7%
0.125% due 07/01/2010 - 12/02/2010 (a)(d)(e)(f)	15,939	15,937

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.109% due 07/15/2010 (d)	1,120	1,120

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.7%
	5,705,415	57,134

Total Short-Term Instruments (Cost $127,092)		127,126

PURCHASED OPTIONS (h) 0.7%
(Cost $20,289)		14,138
Total Investments 101.3% (Cost $2,217,461)		$2,191,683
Written Options (i) (0.9%) (Premiums $20,236)		(18,585)
Other Assets and Liabilities (Net) (0.4%)		(10,214)

Net Assets 100.0%		$2,162,884

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each PIMCO Fund.

(d)	Securities with an aggregate market value of $5,318 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Securities with an aggregate market value of $1,970 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	Securities with an aggregate market value of $8,281 and cash of $33 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	385	$1,285
Corn September Futures	Short	09/2010	10	4
E-mini S&P 500 Index September Futures	Long	09/2010	1,572	(7,754)
Soybean November Futures	Long	11/2010	4	(7)
U.S. Treasury 2-Year Note September Futures	Long	09/2010	521	480
Wheat September Futures	Long	09/2010	81	(74)
Wheat September Futures	Short	09/2010	81	(1)

				$(6,067)

(g)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	GSC	(1.000%)	12/20/2019	1.741%	$1,700	$97	$0	$97
Bank of America Corp.	BCLY	(1.000%)	06/20/2014	1.402%	4,800	71	196	(125)
Black & Decker Corp.	CITI	(2.200%)	06/20/2014	0.234%	500	(39)	0	(39)
Block Financial LLC	JPM	(1.270%)	03/20/2013	1.533%	1,000	7	0	7
CenturyLink, Inc.	JPM	(2.000%)	06/20/2017	2.155%	1,000	9	0	9
CenturyLink, Inc.	MSC	(1.000%)	09/20/2019	2.352%	900	89	(11)	100
CSX Corp.	BCLY	(1.350%)	03/20/2018	0.615%	250	(13)	0	(13)
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.476%	300	10	28	(18)
Cytec Industries, Inc.	DUB	(1.000%)	09/20/2017	1.476%	200	6	17	(11)
Daimler Finance North America LLC	BNP	(4.100%)	09/20/2011	0.691%	500	(21)	0	(21)
Embarq Corp.	BCLY	(1.650%)	06/20/2016	1.756%	2,000	11	0	11
Embarq Corp.	DUB	(1.000%)	06/20/2016	1.755%	1,000	40	(16)	56
Embarq Corp.	JPM	(2.350%)	06/20/2016	1.756%	1,000	(32)	0	(32)
Host Hotels & Resorts LP	DUB	(1.000%)	06/20/2012	2.510%	3,000	86	64	22
Jones Apparel Group, Inc.	DUB	(1.000%)	12/20/2014	1.713%	8,200	242	262	(20)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%)	09/20/2015	2.136%	2,000	(442)	0	(442)
Macy’s Retail Holdings, Inc.	BNP	(5.000%)	09/20/2014	1.876%	700	(88)	(73)	(15)
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	09/20/2015	1.275%	1,000	13	(23)	36
Merrill Lynch & Co., Inc.	BCLY	(1.000%)	06/20/2018	1.876%	5,500	317	223	94
New Albertsons, Inc.	DUB	(1.000%)	03/20/2011	2.771%	5,200	64	52	12
New York Times Co.	DUB	(5.000%)	03/20/2015	2.237%	4,000	(483)	(358)	(125)
Newell Rubbermaid, Inc.	UBS	(1.790%)	06/20/2018	1.476%	965	(21)	0	(21)
Office Depot, Inc.	DUB	(5.000%)	09/20/2013	3.489%	8,200	(383)	78	(461)
Office Depot, Inc.	GSC	(5.000%)	09/20/2013	3.489%	5,800	(271)	37	(308)
Pearson Dollar Finance PLC	BCLY	(0.770%)	06/20/2018	0.667%	750	(6)	0	(6)
Pulte Group, Inc.	DUB	(1.000%)	03/20/2014	2.614%	6,000	332	187	145
Qwest Corp.	JPM	(1.000%)	03/20/2012	1.235%	4,500	17	64	(47)
Rio Tinto Alcan, Inc.	BCLY	(1.740%)	06/20/2015	0.466%	500	(31)	0	(31)
Rohm and Haas Co.	BNP	(1.600%)	09/20/2017	0.866%	1,000	(49)	0	(49)
RR Donnelley & Sons Co.	BOA	(5.000%)	09/20/2016	2.701%	1,000	(123)	(92)	(31)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	2.924%	1,000	(40)	0	(40)
Seagate Technology HDD Holdings	DUB	(1.000%)	12/20/2011	1.540%	9,000	69	111	(42)
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	2.318%	1,200	117	43	74
UST LLC	BCLY	(0.700%)	03/20/2018	0.313%	1,000	(28)	0	(28)
Valero Energy Corp.	GSC	(2.700%)	03/20/2019	2.560%	250	(3)	0	(3)
Westvaco Corp.	JPM	(1.000%)	09/20/2019	1.742%	1,000	56	16	40
Whirlpool Corp.	BOA	(2.980%)	09/20/2016	1.346%	1,000	(93)	0	(93)

						$(513)	$805	$(1,318)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	5.604%		$1,000	$(21)	$15	$(36)
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%		1,600	(30)	(42)	12
BP Capital Markets PLC	DUB	5.000%	06/20/2015	5.604%		1,000	(20)	35	(55)
BP Capital Markets PLC	JPM	5.000%	09/20/2011	6.737%		400	(7)	(10)	3
BP Capital Markets PLC	JPM	5.000%	06/20/2015	5.604%		2,000	(40)	34	(74)
Brazil Government International Bond	BCLY	1.000%	06/20/2011	0.745%		7,000	19	17	2
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%		5,900	11	23	(12)
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.661%		700	2	3	(1)
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.661%		2,500	5	10	(5)
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.661%		1,900	5	8	(3)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.661%		4,400	13	21	(8)
China Government International Bond	BCLY	1.000%	06/20/2011	0.400%		11,000	67	60	7
Commonwealth Bank of Australia	CITI	1.000%	12/20/2014	0.585%		4,000	72	122	(50)
Egypt Government International Bond	BCLY	1.000%	03/20/2015	2.120%		1,200	(58)	(96)	38
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.158%		4,600	(241)	(325)	84
Egypt Government International Bond	DUB	1.000%	03/20/2015	2.120%		4,100	(200)	(335)	135
Egypt Government International Bond	JPM	1.000%	03/20/2015	2.120%		1,700	(83)	(137)	54
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.075%		2,700	(8)	(106)	98
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.584%		27,600	90	1	89
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	1.075%		4,400	(13)	(76)	63
France Government Bond	BOA	0.250%	06/20/2015	0.887%		2,800	(84)	(54)	(30)
Japan Government International Bond	BCLY	0.650%	12/20/2014	0.835%		3,900	(30)	0	(30)
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.884%		4,000	22	25	(3)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%		5,300	30	41	(11)
Japan Government International Bond	GSC	0.635%	12/20/2014	0.835%		2,600	(22)	0	(22)
JSC Gazprom	GSC	1.000%	03/20/2011	1.799%		13,900	(77)	(123)	46
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.612%		12,000	25	(14)	39
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%		4,000	9	8	1
Mexico Government International Bond	DUB	1.000%	03/20/2011	0.612%		20,500	64	56	8
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.612%		2,500	6	5	1
Norway Government Bond	GSC	0.250%	12/20/2014	0.242%		7,800	3	32	(29)
Republic of Germany	BOA	0.250%	06/20/2015	0.438%		2,800	(25)	(26)	1
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%		10,300	(12)	(21)	9
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	1.000%	12/20/2010	1.660%		10,000	(28)	(42)	14
South Korea Government Bond	CITI	1.000%	03/20/2011	0.754%		2,000	4	12	(8)
South Korea Government Bond	DUB	1.000%	03/20/2011	0.754%		30,000	62	115	(53)
TransCapitalInvest Ltd. for OJSC AK Transneft	GSC	1.000%	12/20/2010	1.796%		8,500	(30)	(57)	27
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.336%	EUR	5,200	(23)	(25)	2
VTB Capital S.A.	BCLY	1.000%	12/20/2010	1.963%		$5,000	(21)	(82)	61

							$(564)	$(928)	$364

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$215,770	$(389)	$(1,801)	$1,412
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	15,400	(27)	(15)	(12)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	21,650	(40)	(466)	426

						$(456)	$(2,282)	$1,826

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	195,000	$282	$98	$184
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		6,400	9	13	(4)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		4,000	5	8	(3)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		4,700	6	10	(4)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		150,200	558	437	121

							$860	$566	$294

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	DJUBSF3T Index	40,413	3-Month U.S. Treasury Bill rate plus a specified spread	$21,370	07/28/2010	BCLY	$(334)
Receive	DJUBSTR Index	104,841	3-Month U.S. Treasury Bill rate plus a specified spread	26,860	07/28/2010	BCLY	(391)
Receive	ENHGD84T Index	90,191	3-Month U.S. Treasury Bill rate plus a specified spread	28,830	07/28/2010	GSC	(424)
Receive	DJUBSTR Index	350,783	3-Month U.S. Treasury Bill rate plus a specified spread	89,870	07/28/2010	MSC	(1,310)
Receive	MOTT3001 Index	85,988	3-Month U.S. Treasury Bill rate plus a specified spread	23,530	07/28/2010	MSC	(343)
Receive	MOTT3002 Index	106,957	3-Month U.S. Treasury Bill rate plus a specified spread	29,000	07/28/2010	MSC	(423)
Receive	MOTT3007 Index	16,781	3-Month U.S. Treasury Bill rate plus a specified spread	4,530	07/28/2010	MSC	(70)

							$(3,295)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/ Receive Variance(7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.074	04/12/2011	GSC	$1,100	$(40)	$0	$(40)
Pay	London Gold Market Fixing Ltd. PM	0.072	06/08/2011	MSC	1,000	(1)	0	(1)
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB	800	(3)	0	(3)
Pay	S&P GSCI Crude Oil Index	0.114	05/17/2011	DUB	200	(1)	0	(1)

						$(45)	$0	$(45)

(7)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(h)	Purchased options outstanding on June 30, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	6	$56	$43

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$700.000	12/18/2010	735	$7,058	$919
Put - CBOE S&P 500 Index December Futures	750.000	12/18/2010	2,050	2,322	4,100

				$9,380	$5,019

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	$56	$101
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$180,780	2,043	1,674

								$2,099	$1,775

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$1.000	05/04/2011	EUR	72,210	$515	$955
Put - OTC EUR versus USD	1.000	05/22/2015		166,400	8,239	6,346

					$8,754	$7,301

(i)	Written options outstanding on June 30, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	6	$55	$50

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/18/2010	735	$4,555	$566
Put - CBOE S&P 500 Index September Futures	1,000.000	09/18/2010	2,246	9,089	10,893

				$13,644	$11,459

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$1.000	05/22/2013	EUR	166,400	$6,124	$6,677

Inflation Cap

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BCLY	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/04/2010	$10,000	$32	$3
Cap - OTC CPURNSA Index	BNP	215.949	Maximum of ((Index Final/Index Initial - 1) - 5.00%) or 0	03/04/2015	4,000	68	57

						$100	$60

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	12/14/2010	$10,000	$43	$2
Floor - OTC CPURNSA Index	BNP	215.949	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	03/04/2015	4,000	56	60
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	106	136
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	141

						$313	$339

(j)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	39,608	07/2010	JPM	$0	$(1,147)	$(1,147)
Sell	BRL	109,247	08/2010	HSBC	0	(1,401)	(1,401)
Buy	CAD	3,096	07/2010	CITI	0	(81)	(81)
Sell		31,207	07/2010	UBS	1,714	0	1,714
Buy	CHF	35,117	09/2010	CITI	1,398	0	1,398
Buy	CNY	4,458	11/2010	BCLY	0	(14)	(14)
Buy		7,231	11/2010	CITI	0	(22)	(22)
Buy		18,646	11/2010	DUB	0	(61)	(61)
Buy		7,345	11/2010	MSC	0	(25)	(25)
Buy		9,429	01/2011	BOA	0	(23)	(23)
Buy		12,023	01/2011	CITI	0	(7)	(7)
Sell		223,494	01/2011	CITI	0	(142)	(142)
Buy		27,521	01/2011	DUB	0	(20)	(20)
Buy		16,732	01/2011	MSC	0	(41)	(41)
Sell	EUR	271	07/2010	BNP	29	0	29
Buy		11,204	07/2010	CITI	0	(51)	(51)
Sell		1,692	07/2010	CITI	61	0	61
Buy		44,218	07/2010	CSFB	0	(5,180)	(5,180)
Sell		2	07/2010	DUB	0	0	0
Sell		7,878	08/2010	CITI	89	0	89
Buy	GBP	55,261	09/2010	BOA	664	0	664
Buy		2,437	09/2010	DUB	9	0	9
Buy	IDR	93,005,000	07/2010	BCLY	0	(36)	(36)
Sell		93,005,000	07/2010	CITI	0	(451)	(451)
Sell		93,005,000	04/2011	BCLY	41	0	41
Sell	INR	936,935	09/2010	MSC	794	0	794
Buy	JPY	5,452,893	07/2010	BOA	2,123	0	2,123
Buy		763,931	07/2010	DUB	163	0	163
Sell	KRW	23,249,938	07/2010	CITI	1,760	0	1,760
Sell		13,378,930	01/2011	JPM	0	(91)	(91)
Sell	MXN	261,453	09/2010	CITI	730	0	730
Sell		86,697	09/2010	JPM	0	(145)	(145)
Sell		174,736	09/2010	MSC	0	(313)	(313)
Sell	MYR	13,069	10/2010	BCLY	0	(49)	(49)
Sell		58,874	10/2010	CITI	0	(305)	(305)
Buy	SEK	79,601	09/2010	CITI	0	(5)	(5)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TRY	25,415	07/2010	HSBC	196	0	196
Sell		25,415	07/2010	HSBC	315	0	315
Sell		25,415	10/2010	HSBC	0	(198)	(198)
Sell	TWD	225,401	01/2011	DUB	136	0	136
Sell		165,034	01/2011	JPM	16	0	16
Sell		254,043	01/2011	MSC	65	0	65
Sell		137,581	01/2011	UBS	0	(2)	(2)
Buy	ZAR	163,300	07/2010	BCLY	277	0	277
Sell		78,906	07/2010	CITI	151	0	151
Sell		112,026	07/2010	DUB	151	(176)	(25)
Buy		27,632	07/2010	JPM	0	(85)	(85)
Sell		163,300	10/2010	BCLY	0	(264)	(264)
Sell		27,632	10/2010	JPM	84	0	84

					$10,966	$(10,335)	$631

(k)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$224,711	$0	$224,711
Convertible Bonds & Notes	0	2,858	0	2,858
U.S. Government Agencies	0	2,621	0	2,621
U.S. Treasury Obligations	0	13,705	0	13,705
Mortgage-Backed Securities	0	2,586	0	2,586
Asset-Backed Securities	0	167	0	167
Sovereign Issues	0	97,591	0	97,591
Mutual Funds	1,279,797	0	0	1,279,797
Exchange-Traded Funds	426,383	0	0	426,383
Short-Term Instruments	57,134	69,992	0	127,126
Purchased Options	0	14,095	43	14,138

Investments, at value	$1,763,314	$428,326	$43	$2,191,683
Financial Derivative Instruments(3)	$(6,066)	$(19,680)	$(449)	$(26,195)

Totals	$1,757,248	$408,646	$(406)	$2,165,488

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Purchased Options	$54	$0	$0	$0	$(11)	$0	$0	$43	$(12)
Financial Derivative Instruments(3)	$(333)	$(106)	$0	$429	$(439)	$0	$0	$(449)	$(57)

Totals	$(279)	$(106)	$0	$429	$(450)	$0	$0	$(406)	$(69)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

GNMA Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 136.6%
Fannie Mae
2.925% due 09/01/2021	$7	$7
4.000% due 08/01/2020 - 07/01/2040	30,813	31,297
4.350% due 03/01/2018	10	10
4.500% due 02/01/2025 - 07/01/2040	9,631	10,019
5.000% due 02/01/2013 - 07/01/2040	31,761	33,608
5.500% due 11/01/2033 - 07/01/2040	170,677	183,252
6.000% due 09/01/2021 - 10/01/2038	11,386	12,404
6.218% due 03/25/2039	11,683	12,130
6.423% due 05/25/2037 (a)	4,689	587
Freddie Mac
2.825% due 05/01/2031	10	11
3.058% due 05/01/2019	8	8
3.575% due 06/01/2030	2	2
4.000% due 04/01/2039 - 06/01/2040	45,000	45,621
5.500% due 08/01/2040	2,000	2,139
7.500% due 08/15/2029 (a)	21	4
Ginnie Mae
0.363% due 01/16/2044 (a)	186,726	2,616
0.448% due 04/20/2036	37,036	36,801
0.488% due 02/20/2037	40,569	40,423
0.530% due 04/16/2037	19,836	19,726
0.550% due 01/16/2031 - 02/16/2032	1,978	1,998
0.600% due 08/16/2032	1,013	1,016
0.628% due 11/16/2045 (a)	142,067	4,266
0.648% due 04/20/2037	46,514	46,349
0.650% due 12/16/2026 - 08/16/2031	525	526
0.800% due 11/16/2029	2,777	2,801
0.850% due 07/16/2028	92	93
0.875% due 05/16/2027	51	51
0.900% due 04/16/2032	185	186
1.000% due 05/16/2029	151	151
1.034% due 02/20/2060	25,050	25,260
1.174% due 01/20/2060	72,686	74,018
1.454% due 01/16/2030 - 02/16/2030	8,679	8,896
1.521% due 08/20/2058	46,208	45,804
1.875% due 02/20/2035	119	121
2.500% due 01/20/2034	906	924
2.750% due 01/20/2031 - 03/20/2032	286	292
3.000% due 02/20/2034	362	362
3.125% due 12/20/2018 - 10/20/2030	4,117	4,219
3.250% due 02/20/2030	713	730
3.255% due 05/20/2058	87,208	87,181
3.375% due 02/20/2024 - 03/20/2028	727	745
3.625% due 07/20/2018 - 09/20/2035	11,476	11,803
4.000% due 12/20/2017 - 07/01/2040	234,957	239,394
4.375% due 06/20/2021 - 05/20/2032	5,144	5,317

4.500% due 05/20/2016 - 07/01/2040	531,821	554,851
5.000% due 07/01/2040	141,000	150,187
5.500% due 04/15/2025 - 07/01/2040	131,469	142,033
6.000% due 06/15/2028 - 07/01/2040	144,594	157,554
6.500% due 11/15/2023 - 10/15/2039	64,164	70,494
7.500% due 12/15/2023 - 06/15/2032	3,018	3,348
Small Business Administration
5.600% due 09/01/2028	4,741	5,214
7.449% due 08/01/2010	14	14

Total U.S. Government Agencies (Cost $2,037,408)		2,076,863

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
1.000% due 10/31/2011	697	702

Total U.S. Treasury Obligations (Cost $699)		702

MORTGAGE-BACKED SECURITIES 6.7%
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	3,500	3,551
5.889% due 07/10/2044	4,000	4,072
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	7,839	7,497
Bear Stearns Commercial Mortgage Securities
0.358% due 09/11/2042 (a)	22,753	253
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	5,496	3,474
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.646% due 10/15/2048 (a)	152,592	2,122
Credit Suisse First Boston Mortgage Securities Corp.
0.442% due 08/15/2038 (a)	6,919	37
0.837% due 03/25/2032	39	33
Credit Suisse Mortgage Capital Certificates
0.574% due 09/15/2039 (a)	92,865	1,472
GMAC Commercial Mortgage Securities, Inc.
0.014% due 05/10/2040 (a)	118,227	2
GS Mortgage Securities Corp. II
6.526% due 08/15/2018	7,925	8,309
JPMorgan Alternative Loan Trust
0.847% due 06/27/2037	11,911	9,738
JPMorgan Chase Commercial Mortgage Securities Corp.
0.725% due 07/15/2019	6,731	5,725
LB-UBS Commercial Mortgage Trust
0.154% due 11/15/2040 (a)	53,466	257
1.046% due 03/15/2036 (a)	2,408	18
5.347% due 11/15/2038	4,000	4,136
Merrill Lynch Floating Trust
0.888% due 07/09/2021	7,998	7,388
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,252	1,111
Morgan Stanley Capital I
0.500% due 11/12/2041 (a)	36,459	435
0.873% due 04/15/2038 (a)	47,118	465
5.332% due 12/15/2043	11,950	12,257

Mortgage Equity Conversion Asset Trust
0.800% due 01/25/2042	4,026	3,887
0.810% due 05/25/2042	18,754	18,077
0.820% due 02/25/2042	632	610
0.840% due 10/25/2041	3,214	3,096
Structured Asset Mortgage Investments, Inc.
1.008% due 09/19/2032	114	97
Thornburg Mortgage Securities Trust
0.477% due 07/25/2036	3,844	3,861

Total Mortgage-Backed Securities (Cost $101,323)		101,980

ASSET-BACKED SECURITIES 4.5%
Amortizing Residential Collateral Trust
0.927% due 07/25/2032	19	16
BA Credit Card Trust
0.550% due 01/15/2013	4,300	4,300
Centex Home Equity
0.647% due 01/25/2032	29	23
Chase Issuance Trust
0.390% due 04/15/2013	698	697
4.260% due 05/15/2013	15,800	16,266
4.550% due 03/15/2013	7,139	7,286
CIT Group Home Equity Loan Trust
0.617% due 06/25/2033	24	20
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,380	1,063
Ford Credit Auto Owner Trust
1.770% due 06/15/2012	4,335	4,360
Home Equity Asset Trust
0.947% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.266% due 04/25/2038	5,101	5,132
Saxon Asset Securities Trust
0.867% due 08/25/2032	3	3
SLM Student Loan Trust
1.616% due 01/25/2018	4,780	4,933
1.816% due 04/25/2023	5,529	5,722
South Carolina Student Loan Corp.
1.038% due 09/02/2014	192	191
1.088% due 03/01/2018	6,500	6,432
1.288% due 03/02/2020	8,400	8,341
1.538% due 09/03/2024	4,300	4,261
Structured Asset Securities Corp.
0.637% due 01/25/2033	67	61

Total Asset-Backed Securities (Cost $68,366)		69,109

SHORT-TERM INSTRUMENTS 9.2%
REPURCHASE AGREEMENTS 0.3%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	3,000	3,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $3,071. Repurchase proceeds are $3,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	1,813	1,813
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,852. Repurchase proceeds are $1,813.)

		4,813

U.S. TREASURY BILLS 0.1%
0.159% due 07/01/2010 - 09/02/2010 (b)(d)(f)	1,898	1,898

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 8.8%
	13,341,300	133,600

Total Short-Term Instruments (Cost $140,291)		140,311

Total Investments 157.1% (Cost $2,348,087)		$2,388,965
Written Options (h) (0.1%) (Premiums $1,484)		(2,113)
Other Assets and Liabilities (Net) (57.0%)		(866,191)

Net Assets 100.0%		$1,520,662

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $1,640 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $16,000 at a weighted average interest rate of 0.220%. On June 30, 2010, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $258 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 2-Year Note September Futures	Long	09/2010	24	$22

(g)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$172	$0	$172

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$2,402	$2,015	$312	$1,703
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051	11,000	1,473	1,210	263
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051	9,000	1,205	880	325
CMBX.NA AAA 4 Index	UBS	(0.350%	)	02/17/2051	13,000	1,741	1,430	311

						$6,434	$3,832	$2,602

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	BCLY	$7,100	$500	$167	$333
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS	5,000	352	196	156

						$852	$363	$489

(h)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$122.000	08/27/2010	7	$4	$12
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	7	3	0
Put - CME 1-Year Mid-Curve Eurodollar September Futures	97.375	09/10/2010	1,221	394	8

				$401	$20

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call -OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	$51,500	$247	$2,069
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	51,500	350	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	62,600	486	22

							$1,083	$2,093

(i)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	07/01/2040	$66,820	$69,013	$69,274
Fannie Mae	5.000%	12/01/2040	29,000	30,586	30,586
Fannie Mae	5.500%	07/01/2040	35,000	37,406	37,570
Fannie Mae	5.500%	08/01/2040	20,000	21,450	21,400
Fannie Mae	6.000%	07/01/2040	37,000	40,190	40,133
Freddie Mac	4.000%	07/01/2040	45,000	44,748	45,556
Ginnie Mae	4.000%	07/01/2040	141,000	141,302	143,357

				$384,695	$387,876

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Government Agencies	$0	$1,844,600	$232,263	$2,076,863
U.S. Treasury Obligations	0	702	0	702
Mortgage-Backed Securities	0	76,311	25,669	101,980
Asset-Backed Securities	0	69,109	0	69,109
Short-Term Instruments	133,600	6,711	0	140,311

Investments, at value	$133,600	$1,997,433	$257,932	$2,388,965
Short Sales, at value	$0	$(387,876)	$0	$(387,876)
Financial Derivative Instruments (3)	$22	$1,150	$0	$1,172

Totals	$133,622	$1,610,707	$257,932	$2,002,261

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
U.S. Government Agencies	$229,581	$(1,029)	$38	$53	$3,620	$0	$0	$232,263	$3,672
Mortgage-Backed Securities	25,611	(253)	12	17	282	0	0	25,669	287

Investments, at value	$255,192	$(1,282)	$50	$70	$3,902	$0	$0	$257,932	$3,959

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Government Money Market Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 100.2%
COMMERCIAL PAPER 27.3%
Fannie Mae
0.280% due 08/03/2010	$1,000	$1,000
Federal Home Loan Bank
0.270% due 07/09/2010	13,000	13,000
0.540% due 05/24/2011	2,800	2,799
0.560% due 05/27/2011	1,100	1,100
Freddie Mac
0.230% due 08/03/2010	1,000	1,000
Straight-A Funding LLC
0.420% due 09/07/2010	2,500	2,498

		21,397

REPURCHASE AGREEMENTS 49.1%
Banc of America Securities LLC
0.030% due 07/01/2010	7,800	7,800
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $8,057. Repurchase proceeds are $7,800.)
Barclays Capital, Inc.
0.010% due 07/01/2010	7,800	7,800
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $7,957. Repurchase proceeds are $7,800.)
Citigroup Global Markets, Inc.
0.050% due 07/01/2010	6,700	6,700
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.750% due 04/15/2013 valued at $6,847. Repurchase proceeds are $6,700.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	7,800	7,800
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $7,995. Repurchase proceeds are $7,800.)
JPMorgan Chase Bank N.A.
0.020% due 07/01/2010	7,800	7,800
(Dated 06/30/2010. Collateralized by Freddie Mac 0.286% due 05/01/2012 valued at $7,957. Repurchase proceeds are $7,800.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	614	614
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $631. Repurchase proceeds are $614.)

		38,514

U.S. GOVERNMENT AGENCIES 6.3%
Freddie Mac
0.351% -6.875% due 07/12/2010 - 04/01/2011	4,930	4,943

U.S. TREASURY BILLS 17.5%
0.204% due 08/19/2010 - 02/10/2011 (a)	13,750	13,744

Total Short-Term Instruments (Cost $78,598)		78,598

Total Investments 100.2% (Cost $78,598)		$78,598
Other Assets and Liabilities (Net) (0.2%)		(127)

Net Assets 100.0%		$78,471

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Short-Term Instruments	$0	$78,598	$0	$78,598

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

High Yield Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.9%
American General Finance Corp.
7.250% due 04/21/2015		$29,450	$28,714
CIT Group, Inc.
9.500% due 01/20/2012		7,326	7,503
CSC Holdings LLC
10.500% due 08/01/2013		19,750	20,738
Dex Media West LLC
7.500% due 10/24/2014		706	637
Dex One Corp.
9.250% due 10/24/2014		2,531	2,269
DPH Holdings Co.
0.000% due 10/06/2014		697	659
0.284% due 10/06/2014		299	282
3.125% due 10/06/2014		98	93
Ford Motor Co.
3.310% due 12/15/2013		23,708	22,451
3.350% due 12/15/2013		26,230	24,840
Harrah's Operating Co., Inc.
3.316% due 01/28/2015		807	671
Ineos Group Holdings PLC
7.001% due 10/07/2012		1,889	1,841
Intelsat Ltd.
2.804% due 02/01/2014		20,750	18,468
Local Insight Media
6.250% due 04/23/2015		4,408	3,747
Nuveen Investments, Inc.
3.322% due 11/13/2014		257	217
3.328% due 11/13/2014		1,521	1,282
3.533% due 11/01/2014		1,801	1,517
SuperMedia, Inc.
11.000% due 12/31/2015		3,055	2,629
Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		212,232	156,688
3.874% due 10/10/2014		925	686
4.033% due 10/10/2014		1,645	1,215
4.066% due 10/10/2014		1,324	982
Tribune Co.
5.000% due 06/04/2024 (a)		6,212	3,763
5.250% due 06/04/2014 (a)		8,522	5,124
UPC Holding BV
4.178% due 12/31/2016	EUR	11,280	12,490
4.995% due 12/31/2017		8,136	9,050
Weather Investments II SARL
7.926% due 10/26/2014		$3,000	2,997
West Corp.
7.250% due 10/24/2013		2,940	2,939

Total Bank Loan Obligations (Cost $362,815)			334,492

CORPORATE BONDS & NOTES 78.8%
BANKING & FINANCE 21.9%
AES Ironwood LLC
8.857% due 11/30/2025		49,207	47,238
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		425	428
Ally Financial, Inc.
2.738% due 12/01/2014		500	427
6.625% due 05/15/2012		575	574
6.750% due 12/01/2014		4,649	4,500
6.875% due 09/15/2011		1,200	1,222
6.875% due 08/28/2012		600	599
7.000% due 02/01/2012		11,030	11,072
7.250% due 03/02/2011		20,700	21,028

7.500% due 12/31/2013		14,582	14,691
8.000% due 03/15/2020		20,000	19,600
8.000% due 11/01/2031		21,740	20,045
8.300% due 02/12/2015		12,500	12,688
American General Finance Corp.
6.900% due 12/15/2017		8,200	6,570
American International Group, Inc.
0.607% due 09/27/2010		13,000	12,844
0.639% due 03/20/2012		1,510	1,457
0.794% due 04/26/2011	EUR	30,400	35,723
4.000% due 09/20/2011		5,000	5,978
5.050% due 10/01/2015		$4,600	4,249
5.450% due 05/18/2017		7,385	6,591
5.750% due 03/15/2067	GBP	5,550	4,768
5.850% due 01/16/2018		$20,100	18,065
5.950% due 10/04/2010	GBP	2,850	4,274
6.250% due 05/01/2036		$4,500	3,600
8.175% due 05/15/2068		10,125	8,075
8.250% due 08/15/2018		61,825	62,907
8.625% due 05/22/2038	GBP	24,800	28,161
ASIF Global Financing XIX
4.900% due 01/17/2013		$5,401	5,320
BAC Capital Trust VI
5.625% due 03/08/2035		8,700	7,352
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	4,400	4,514
Bank of America Corp.
8.125% due 12/29/2049		$7,000	6,770
Bank of America Institutional Capital B
7.700% due 12/31/2026		426	412
Barclays Bank PLC
5.926% due 09/29/2049		3,600	2,970
6.860% due 09/29/2049		1,600	1,304
7.434% due 09/29/2049		6,750	6,075
14.000% due 11/29/2049	GBP	29,740	55,543
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$5,000	3,307
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,000	10,371
Capital One Capital V
10.250% due 08/15/2039		7,725	8,198
CIT Group, Inc.
7.000% due 05/01/2013		16,194	15,587
7.000% due 05/01/2014		45,409	43,025
7.000% due 05/01/2015		13,472	12,495
7.000% due 05/01/2016		24,503	22,482
7.000% due 05/01/2017		6,352	5,749
Citigroup, Inc.
0.807% due 06/09/2016		16,800	13,649
FCE Bank PLC
7.125% due 01/16/2012	EUR	3,000	3,714
7.125% due 01/15/2013		5,000	6,175
9.375% due 01/17/2014		7,950	10,217
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		$47,803	48,759
Ford Motor Credit Co. LLC
5.787% due 06/15/2011		1,083	1,098
7.000% due 10/01/2013		110,233	112,497
7.000% due 04/15/2015		12,000	11,887
7.250% due 10/25/2011		210	216
7.375% due 02/01/2011		4,425	4,508
7.500% due 08/01/2012		3,425	3,505
7.800% due 06/01/2012		16,750	17,259
8.000% due 06/01/2014		26,550	27,432

8.000% due 12/15/2016		20,000	20,488
8.125% due 01/15/2020		13,450	13,760
9.875% due 08/10/2011		5,000	5,263
12.000% due 05/15/2015		8,100	9,389
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		8,300	9,037
GMAC International Finance BV
7.500% due 04/21/2015	EUR	6,500	7,531
HBOS Capital Funding LP
6.071% due 06/29/2049		$1,000	700
6.461% due 11/29/2049	GBP	2,000	2,032
HBOS PLC
6.000% due 11/01/2033		$1,500	1,101
6.750% due 05/21/2018		20,000	18,762
ILFC E-Capital Trust II
6.250% due 12/21/2065		53,740	34,729
Ineos Finance PLC
9.000% due 05/15/2015		5,525	5,539
9.250% due 05/15/2015	EUR	7,050	8,600
International Lease Finance Corp.
0.621% due 07/01/2011		$5,000	4,614
1.058% due 08/15/2011	EUR	10,000	11,266
4.750% due 01/13/2012		$7,700	7,325
4.875% due 09/01/2010		2,810	2,803
5.350% due 03/01/2012		4,250	4,038
5.400% due 02/15/2012		4,250	4,048
5.450% due 03/24/2011		10,060	9,964
5.625% due 09/15/2010		625	626
5.625% due 09/20/2013		9,000	8,168
5.650% due 06/01/2014		1,000	892
5.750% due 06/15/2011		20,750	20,465
5.875% due 05/01/2013		9,275	8,603
6.375% due 03/25/2013		8,000	7,540
6.625% due 11/15/2013		11,100	10,351
8.625% due 09/15/2015		4,850	4,608
8.750% due 03/15/2017		17,185	16,326
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	7,700	8,474
JPMorgan Chase & Co.
7.900% due 04/29/2049		$25,000	25,852
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		1,000	1,004
JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,000	961
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		1,000	949
LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	4,875	4,352
7.625% due 10/14/2020		325	308
7.867% due 12/17/2019	GBP	2,250	2,673
7.869% due 08/25/2020		8,825	10,153
7.875% due 11/01/2020		$2,825	2,302
8.500% due 12/29/2049		1,050	824
11.040% due 03/19/2020	GBP	4,370	6,431
LBG Capital No. 2 PLC
6.385% due 05/12/2020	EUR	425	376
15.000% due 12/21/2019	GBP	8,500	14,668
Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$52,300	10,460
3.151% due 04/04/2016 (a)		6,200	1,240
5.000% due 01/14/2011 (a)		9,000	1,822
6.625% due 01/18/2012 (a)		1,375	278
6.750% due 12/28/2017 (a)		19,425	34

6.875% due 05/02/2018 (a)		18,975	3,961
7.500% due 05/11/2038 (a)		14,175	25
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		11,350	11,000
NB Capital Trust IV
8.250% due 04/15/2027		1,265	1,243
NSG Holdings LLC
7.750% due 12/15/2025		39,255	34,741
Pacific Life Insurance Co.
9.250% due 06/15/2039		30,000	37,657
Petroleum Export II Ltd.
6.340% due 06/20/2011		7,539	7,520
Rabobank Nederland NV
11.000% due 06/29/2049		90,513	112,235
Regions Financial Corp.
0.707% due 06/26/2012		19,300	18,170
7.375% due 12/10/2037		8,375	7,242
7.750% due 11/10/2014		15,400	16,267
Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		305	281
Reynolds Group Issuer, Inc.
7.750% due 10/15/2016		10,500	10,316
8.000% due 12/15/2016	EUR	12,100	13,650
8.500% due 05/15/2018		$41,030	40,466
Royal Bank of Scotland Group PLC
4.556% due 04/06/2011	GBP	5,866	8,480
5.000% due 11/12/2013		$15,530	15,086
6.990% due 10/29/2049		16,050	10,513
7.648% due 08/29/2049		5,375	4,058
SLM Corp.
0.616% due 01/27/2014		2,125	1,753
0.994% due 04/26/2011	EUR	3,500	4,221
1.049% due 06/17/2013		51,500	54,353
2.750% due 03/15/2011	CHF	4,220	3,876
4.500% due 07/26/2010		$250	251
5.000% due 04/15/2015		2,000	1,723
5.000% due 06/15/2018		1,000	803
5.050% due 11/14/2014		1,750	1,567
5.125% due 08/27/2012		7,608	7,500
5.375% due 05/15/2014		5,000	4,577
8.000% due 03/25/2020		10,525	9,265
8.450% due 06/15/2018		30,000	27,743
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		6,600	7,074
Societe Generale
5.922% due 04/29/2049		17,270	13,097
Tenneco, Inc.
8.125% due 11/15/2015		3,140	3,171
10.250% due 07/15/2013		3,327	3,423
TNK-BP Finance S.A.
6.625% due 03/20/2017		9,300	9,207
7.500% due 07/18/2016		7,450	7,755
UBS Preferred Funding Trust V
6.243% due 05/29/2049		10,250	8,892
Universal City Development Partners Ltd.
8.875% due 11/15/2015		6,600	6,666
10.875% due 11/15/2016		5,300	5,432
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	19,000	23,089
USB Capital IX
6.189% due 10/29/2049		$2,000	1,463
Ventas Realty LP
6.500% due 06/01/2016		9,165	9,348
6.750% due 04/01/2017		17,975	18,229

Virgin Media Secured Finance PLC
6.500% due 01/15/2018		9,550	9,431
Wachovia Capital Trust III
5.800% due 03/29/2049		3,000	2,415
Wells Fargo & Co.
7.980% due 03/29/2049		19,465	20,146
Wells Fargo Capital XV
9.750% due 09/29/2049		40,000	43,000
Wilmington Trust Co.
10.732% due 01/01/2013 (p)		2,253	2,340
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	25,000	29,578

			1,875,792

INDUSTRIALS 46.5%
Accellent, Inc.
8.375% due 02/01/2017		$5,600	5,516
Actuant Corp.
6.875% due 06/15/2017		5,000	4,900
Alcoa, Inc.
5.950% due 02/01/2037		7,425	6,352
Allison Transmission, Inc.
11.000% due 11/01/2015		20,670	21,755
Altria Group, Inc.
9.250% due 08/06/2019		9,400	11,759
American Airlines Pass-Through Trust 2001-02
7.858% due 10/01/2011		28,850	29,355
8.608% due 04/01/2011		1,645	1,661
American Renal Holdings
8.375% due 05/15/2018		6,415	6,383
American Stores Co.
7.100% due 03/20/2028		1,034	804
7.900% due 05/01/2017		3,960	3,762
8.000% due 06/01/2026		36,175	30,930
American Tire Distributors, Inc.
9.750% due 06/01/2017		7,500	7,556
AmeriGas Partners LP
7.125% due 05/20/2016		30,960	30,960
7.250% due 05/20/2015		19,695	19,793
Anadarko Petroleum Corp.
5.950% due 09/15/2016		5,350	4,613
6.200% due 03/15/2040		2,500	1,986
6.450% due 09/15/2036		8,425	6,728
Angel Lux Common S.A.
8.250% due 05/01/2016	EUR	15,975	20,512
8.875% due 05/01/2016		$22,080	22,798
ARAMARK Corp.
3.844% due 02/01/2015		16,850	15,586
5.000% due 06/01/2012		905	888
8.500% due 02/01/2015		12,755	12,946
ArvinMeritor, Inc.
8.125% due 09/15/2015		25,065	24,188
8.750% due 03/01/2012		6,750	7,155
AutoNation, Inc.
6.750% due 04/15/2018		6,400	6,336
B&G Foods, Inc.
7.625% due 01/15/2018		7,000	7,052
Ball Corp.
6.750% due 09/15/2020		8,550	8,678
Bausch & Lomb, Inc.
9.875% due 11/01/2015		2,000	2,065

Berry Plastics Corp.
4.412% due 09/15/2014		2,280	1,966
5.053% due 02/15/2015		17,870	17,021
8.875% due 09/15/2014		29,265	28,314
9.500% due 05/15/2018		13,400	12,328
Biomet, Inc.
10.000% due 10/15/2017		28,677	30,971
10.375% due 10/15/2017 (d)		29,175	31,509
11.625% due 10/15/2017		90,157	98,046
Bombardier, Inc.
7.250% due 11/15/2016	EUR	11,625	14,855
7.500% due 03/15/2018		$18,725	19,380
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		4,500	4,489
6.875% due 01/15/2020		11,995	11,965
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (a)(k)		2,650	490
Building Materials Corp. of America
7.500% due 03/15/2020		6,300	6,221
Cablevision Systems Corp.
7.750% due 04/15/2018		4,875	4,899
8.000% due 04/15/2020		2,925	2,976
Capella Healthcare, Inc.
9.250% due 07/01/2017		14,075	14,251
Case New Holland, Inc.
7.875% due 12/01/2017		20,800	21,060
CC Holdings GS V LLC
7.750% due 05/01/2017		15,625	16,602
CCO Holdings LLC
7.875% due 04/30/2018		7,500	7,575
CF Industries, Inc.
6.875% due 05/01/2018		8,000	8,160
7.125% due 05/01/2020		9,205	9,458
Chart Industries, Inc.
9.125% due 10/15/2015		9,165	9,234
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	5,975	6,905
7.000% due 08/15/2014		$3,935	4,019
7.250% due 12/15/2018		16,825	17,456
7.625% due 07/15/2013		2,850	3,007
9.500% due 02/15/2015		70,470	78,222
Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		15,060	14,420
7.750% due 05/15/2017		22,000	20,955
9.500% due 05/15/2016		15,925	16,244
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		34,850	35,100
Coffeyville Resources LLC
9.000% due 04/01/2015		4,050	4,030
Cognis GmbH
9.500% due 05/15/2014	EUR	7,200	9,267
Community Health Systems, Inc.
8.875% due 07/15/2015		$47,367	48,966
Consol Energy, Inc.
8.000% due 04/01/2017		20,875	21,658
8.250% due 04/01/2020		14,975	15,686
Constellation Brands, Inc.
7.250% due 05/15/2017		7,500	7,641
Continental Airlines 1999-2 Class B Pass-Through Trust
7.566% due 03/15/2020		1,703	1,672
Continental Airlines 2001-1 Class B Pass-Through Trust
7.373% due 12/15/2015		929	873

Continental Airlines, Inc.
6.920% due 04/02/2013 (p)	8,817	8,602
Continental Resources, Inc.
7.375% due 10/01/2020	3,950	3,901
8.250% due 10/01/2019	2,579	2,708
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018	10,500	10,631
Crown Americas LLC
7.750% due 11/15/2015	15,885	16,560
Crown Castle International Corp.
7.125% due 11/01/2019	1,295	1,272
9.000% due 01/15/2015	1,750	1,859
CSC Holdings LLC
7.625% due 04/01/2011	38,645	39,804
7.625% due 07/15/2018	37,248	37,853
7.875% due 02/15/2018	15,175	15,554
8.500% due 04/15/2014	4,425	4,635
8.500% due 06/15/2015	13,945	14,538
8.625% due 02/15/2019	6,950	7,341
DaVita, Inc.
7.250% due 03/15/2015	18,000	18,090
Delta Air Lines, Inc.
7.779% due 01/02/2012	1,988	1,978
Denbury Resources, Inc.
8.250% due 02/15/2020	13,247	13,909
Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019	10,000	10,300
Digicel Group Ltd.
10.500% due 04/15/2018	8,750	9,067
Digicel Ltd.
8.250% due 09/01/2017	23,350	23,233
DISH DBS Corp.
6.625% due 10/01/2014	2,600	2,606
7.000% due 10/01/2013	14,730	15,246
7.125% due 02/01/2016	85,519	86,160
7.750% due 05/31/2015	4,075	4,218
Diversey, Inc.
8.250% due 11/15/2019	8,785	9,092
Dynegy Holdings, Inc.
7.125% due 05/15/2018	2,575	1,725
7.625% due 10/15/2026	3,985	2,471
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	3,467	3,467
Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	16,535	14,551
El Paso Corp.
6.875% due 06/15/2014	650	665
6.950% due 06/01/2028	275	248
7.000% due 05/15/2011	1,505	1,545
7.000% due 06/15/2017	28,420	28,422
7.250% due 06/01/2018	8,050	8,118
7.420% due 02/15/2037	1,860	1,686
7.750% due 01/15/2032	59,265	58,960
7.800% due 08/01/2031	44,706	44,479
8.050% due 10/15/2030	5,485	5,458
8.250% due 02/15/2016	2,500	2,631
Enterprise Products Operating LLC
7.034% due 01/15/2068	4,840	4,459
8.375% due 08/01/2066	58,156	58,151
Equinix, Inc.
8.125% due 03/01/2018	7,500	7,706

Ferrellgas LP
6.750% due 05/01/2014		525	517
First Data Corp.
9.875% due 09/24/2015		46,025	35,209
Ford Motor Co.
6.375% due 02/01/2029		400	308
7.125% due 11/15/2025		8,000	6,680
7.500% due 08/01/2026		12,625	10,858
9.215% due 09/15/2021		1,500	1,500
Forest Oil Corp.
7.250% due 06/15/2019		10,800	10,476
8.500% due 02/15/2014		3,700	3,876
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		45,455	50,065
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		24,550	25,501
Gaz Capital S.A. for Gazprom
8.146% due 04/11/2018		10,000	10,962
Georgia-Pacific LLC
7.000% due 01/15/2015		6,510	6,608
7.125% due 01/15/2017		9,505	9,743
7.250% due 06/01/2028		13,550	13,448
7.375% due 12/01/2025		28,210	28,492
7.700% due 06/15/2015		1,770	1,854
8.000% due 01/15/2024		76,715	81,701
8.250% due 05/01/2016		21,970	23,535
8.875% due 05/15/2031		4,550	4,971
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015		13,932	14,385
10.500% due 05/15/2016		2,950	3,223
Graham Packaging Co. LP
8.250% due 01/01/2017		19,820	19,622
9.875% due 10/15/2014		14,525	14,924
Harrah's Operating Co., Inc.
10.000% due 12/15/2018 (l)		29,975	24,729
11.250% due 06/01/2017		20,375	21,547
HCA, Inc.
7.190% due 11/15/2015		17,217	15,366
7.250% due 09/15/2020		17,100	17,271
7.875% due 02/15/2020		1,420	1,468
8.500% due 04/15/2019		20,275	21,593
9.000% due 12/15/2014		3,246	3,149
9.125% due 11/15/2014		29,000	30,414
9.250% due 11/15/2016		145,890	155,008
9.625% due 11/15/2016 (d)		9,245	9,915
9.875% due 02/15/2017		7,325	7,911
Hertz Corp.
7.875% due 01/01/2014	EUR	2,500	2,950
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$24,100	21,871
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	6,900	6,181
8.500% due 02/15/2016		$12,505	9,816
Insight Communications Co., Inc.
9.375% due 07/15/2018 (c)		11,050	11,050
Intelsat Corp.
6.875% due 01/15/2028		6,075	4,951
9.250% due 08/15/2014		4,085	4,197
9.250% due 06/15/2016		1,205	1,271
Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		10,745	10,906
9.250% due 06/15/2016		2,233	2,227
9.500% due 06/15/2016		27,087	28,577
11.250% due 06/15/2016		6,250	6,688

Intelsat Luxembourg S.A.
11.250% due 02/04/2017		12,650	12,871
11.500% due 02/04/2017 (d)		9,969	9,994
Intergen NV
9.000% due 06/30/2017		33,753	33,753
Jarden Corp.
7.500% due 05/01/2017		3,066	3,020
7.500% due 01/15/2020		9,250	9,088
7.500% due 01/15/2020	EUR	6,000	7,007
8.000% due 05/01/2016		$3,500	3,614
JC Penney Corp., Inc.
7.125% due 11/15/2023		11,425	12,111
JDA Software Group, Inc.
8.000% due 12/15/2014		10,000	10,100
JET Equipment Trust
7.630% due 08/15/2012 (a)		514	309
10.000% due 06/15/2012 (a)		1,100	772
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		2,010	2,070
Kerling PLC
10.625% due 01/28/2017	EUR	6,300	7,810
LBI Escrow Corp.
8.000% due 11/01/2017		$36,800	37,996
Lear Corp.
7.875% due 03/15/2018		7,425	7,481
Legrand France S.A.
8.500% due 02/15/2025		9,525	11,585
Lender Processing Services, Inc.
8.125% due 07/01/2016		3,629	3,838
Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	10,190	7,165
Linn Energy LLC
8.625% due 04/15/2020		$15,300	15,740
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		5,747	5,603
Limited Brands, Inc.
7.000% due 05/01/2020		4,325	4,379
M&G Finance Luxembourg S.A.
7.500% due 03/29/2049	EUR	5,000	871
McClatchy Co.
11.500% due 02/15/2017		$10,325	10,532
McJunkin Red Man Corp.
9.500% due 12/15/2016		20,350	19,841
MGM Resorts International
6.625% due 07/15/2015		3,300	2,615
6.875% due 04/01/2016 (l)		9,085	7,313
7.500% due 06/01/2016		14,250	11,293
7.625% due 01/15/2017		3,200	2,520
9.000% due 03/15/2020		10,750	11,099
10.375% due 05/15/2014		8,250	9,013
11.125% due 11/15/2017		15,500	17,166
Michael Foods, Inc.
9.750% due 07/15/2018		27,425	28,316
Mylan, Inc.
7.625% due 07/15/2017		11,500	11,788
7.875% due 07/15/2020		17,125	17,553
Nalco Co.
8.875% due 11/15/2013		14,232	14,659
New Albertson's, Inc.
6.570% due 02/23/2028		500	369
7.450% due 08/01/2029		15,900	13,277
7.750% due 06/15/2026		1,540	1,286
8.000% due 05/01/2031		1,675	1,457

Newfield Exploration Co.
6.625% due 09/01/2014		2,550	2,579
6.625% due 04/15/2016		250	253
6.875% due 02/01/2020		23,650	23,059
7.125% due 05/15/2018		10,125	10,074
NFR Energy LLC
9.750% due 02/15/2017		15,000	14,550
Nielsen Finance LLC
0.000% due 08/01/2016 (g)		10,381	9,940
10.000% due 08/01/2014		2,700	2,774
11.500% due 05/01/2016		12,154	13,339
Nortel Networks Ltd.
10.125% due 07/15/2013 (a)		25,920	21,060
Northwest Airlines, Inc.
7.691% due 04/01/2017		5,589	5,142
Novasep Holding SAS
9.750% due 12/15/2016		16,600	16,393
Novelis, Inc.
7.250% due 02/15/2015		31,535	30,589
NXP BV Funding LLC
3.053% due 10/15/2013		10,950	9,403
3.394% due 10/15/2013	EUR	3,000	3,155
7.875% due 10/15/2014		$7,500	6,919
OI European Group BV
6.875% due 03/31/2017	EUR	3,725	4,510
OPTI Canada, Inc.
7.875% due 12/15/2014		$5,375	4,703
8.250% due 12/15/2014		19,305	16,892
Oshkosh Corp.
8.250% due 03/01/2017		2,725	2,848
8.500% due 03/01/2020		2,675	2,795
Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014		1,575	1,610
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		6,000	5,925
Phillips-Van Heusen Corp.
7.375% due 05/15/2020		12,475	12,647
Plains Exploration & Production Co.
7.000% due 03/15/2017		1,500	1,440
7.625% due 04/01/2020		19,650	19,159
8.625% due 10/15/2019		2,000	2,035
Quebecor Media, Inc.
7.750% due 03/15/2016		63,232	62,284
Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,000	1,020
11.750% due 01/01/2016		23,225	25,722
Quintiles Transnational Corp.
9.500% due 12/30/2014 (d)		16,741	16,867
QVC, Inc.
7.125% due 04/15/2017		8,825	8,693
7.375% due 10/15/2020		2,805	2,742
7.500% due 10/01/2019		5,795	5,723
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		14,525	14,017
Rainbow National Services LLC
8.750% due 09/01/2012		400	403
Range Resources Corp.
7.250% due 05/01/2018		175	175
7.500% due 10/01/2017		100	101
RBS Global, Inc.
8.500% due 05/01/2018		47,225	46,044
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		11,295	11,436
7.625% due 11/15/2014	EUR	5,650	6,909

Sally Holdings LLC
10.500% due 11/15/2016		$5,765	6,197
SandRidge Energy, Inc.
3.916% due 04/01/2014		2,000	1,755
8.625% due 04/01/2015 (d)		51,790	50,560
9.875% due 05/15/2016		105	107
Scotts Miracle-Gro Co.
7.250% due 01/15/2018		3,150	3,185
Seagate HDD Cayman
6.875% due 05/01/2020		3,000	2,865
Sensata Technologies BV
8.000% due 05/01/2014		27,373	28,536
Sheraton Holding Corp.
7.375% due 11/15/2015		400	424
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		1,650	1,638
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,300	4,730
Sonat, Inc.
7.000% due 02/01/2018		7,109	7,046
7.625% due 07/15/2011		875	907
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		25,000	25,812
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014		3,950	4,266
Steel Dynamics, Inc.
7.375% due 11/01/2012		500	520
7.625% due 03/15/2020		2,400	2,400
7.750% due 04/15/2016		2,275	2,298
Suburban Propane Partners LP
7.375% due 03/15/2020		3,950	4,019
SunGard Data Systems, Inc.
9.125% due 08/15/2013		50,000	51,063
10.625% due 05/15/2015		9,925	10,657
SUPERVALU, Inc.
8.000% due 05/01/2016		8,625	8,582
Teck Resources Ltd.
9.750% due 05/15/2014		13,975	16,535
10.250% due 05/15/2016		25,725	30,390
10.750% due 05/15/2019		60,850	74,672
Tenet Healthcare Corp.
8.875% due 07/01/2019		8,000	8,520
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (p)		10,000	9,637
Thermon Industries, Inc.
9.500% due 05/01/2017		3,150	3,213
Trans Union LLC
11.375% due 06/15/2018		5,400	5,616
TransDigm, Inc.
7.750% due 07/15/2014		8,940	8,997
TreeHouse Foods, Inc.
7.750% due 03/01/2018		10,000	10,400
Triumph Group, Inc.
8.625% due 07/15/2018		16,525	16,938
TRW Automotive, Inc.
7.000% due 03/15/2014		27,250	27,114
7.250% due 03/15/2017		18,000	17,550
United Airlines, Inc.
9.750% due 01/15/2017		32,200	34,374
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,800	2,190

UPC Holding BV
7.750% due 01/15/2014		3,300	3,924
8.000% due 11/01/2016		5,000	5,839
8.625% due 01/15/2014		1,675	2,023
9.750% due 04/15/2018		9,623	12,121
Valeant Pharmaceuticals International
7.625% due 03/15/2020		$8,600	10,191
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		12,375	11,942
8.000% due 02/01/2018 (c)		8,700	8,439
Videotron Ltee
9.125% due 04/15/2018		2,775	3,025
Visant Corp.
7.625% due 10/01/2012		2,300	2,312
Visant Holding Corp.
8.750% due 12/01/2013		2,576	2,615
West Corp.
9.500% due 10/15/2014		21,720	21,937
Williams Cos., Inc.
7.500% due 01/15/2031		199	213
7.750% due 06/15/2031		741	800
Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	4,000	4,940
11.750% due 07/15/2017		$39,417	40,600
12.000% due 12/01/2015		19,020	19,781
Windstream Corp.
7.000% due 03/15/2019		150	139
8.125% due 08/01/2013		280	291
8.625% due 08/01/2016		65,485	66,304
WMG Acquisition Corp.
9.500% due 06/15/2016		25,005	26,755
Wynn Las Vegas LLC
6.625% due 12/01/2014		26,235	26,432

			3,989,860

UTILITIES 10.4%
AES Corp.
7.750% due 03/01/2014		4,890	5,000
7.750% due 10/15/2015		3,589	3,652
8.000% due 10/15/2017		11,295	11,464
8.000% due 06/01/2020		8,905	8,994
8.750% due 05/15/2013		214	218
8.875% due 02/15/2011		4,125	4,238
9.750% due 04/15/2016		16,575	17,901
AES Eastern Energy LP
9.000% due 01/02/2017		756	778
AES Red Oak LLC
8.540% due 11/30/2019		26,128	25,932
9.200% due 11/30/2029		3,795	3,700
Berry Petroleum Co.
10.250% due 06/01/2014		5,700	6,156
Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028		2,000	1,390
CMS Energy Corp.
8.750% due 06/15/2019		5,375	5,966
Dominion Resources, Inc.
6.300% due 09/30/2066		13,200	12,147
FPL Group Capital, Inc.
6.350% due 10/01/2066		1,825	1,645
Frontier Communications Corp.
6.625% due 03/15/2015		5,725	5,553
7.000% due 11/01/2025		1,650	1,407
7.125% due 03/15/2019		39,995	37,195
7.450% due 07/01/2035		6,539	5,125

7.875% due 01/15/2027	1,875	1,702
8.250% due 05/01/2014	8,475	8,835
9.000% due 08/15/2031	25,060	23,369
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)	24,985	562
10.889% due 05/01/2013 (a)	5,865	132
Homer City Funding LLC
8.734% due 10/01/2026	11,425	10,568
Ipalco Enterprises, Inc.
7.250% due 04/01/2016	9,410	9,669
8.625% due 11/14/2011	1,010	1,056
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	41,800	40,128
MetroPCS Wireless, Inc.
9.250% due 11/01/2014	15,000	15,525
Midwest Generation LLC
8.560% due 01/02/2016	59,519	58,775
New Communications Holdings, Inc.
7.875% due 04/15/2015	8,275	8,378
8.250% due 04/15/2017	4,150	4,186
8.500% due 04/15/2020	4,150	4,181
NRG Energy, Inc.
7.250% due 02/01/2014	20,200	20,528
7.375% due 02/01/2016	29,335	29,262
7.375% due 01/15/2017	39,440	39,144
NV Energy, Inc.
6.750% due 08/15/2017	1,905	1,930
7.803% due 06/15/2012	13,825	14,144
Penn Virginia Corp.
10.375% due 06/15/2016	6,950	7,437
Qwest Communications International, Inc.
7.500% due 02/15/2014	88,367	89,030
Qwest Corp.
7.200% due 11/10/2026	10,026	9,425
7.500% due 06/15/2023	18,606	17,908
7.875% due 09/01/2011	3,850	4,023
8.375% due 05/01/2016	3,225	3,539
8.875% due 03/15/2012	16,500	17,779
Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% due 07/02/2026	1,505	1,565
RRI Energy, Inc.
7.875% due 06/15/2017	2,000	1,900
Sithe Independence Funding Corp.
9.000% due 12/30/2013	5,800	5,896
Sprint Capital Corp.
6.875% due 11/15/2028	870	727
6.900% due 05/01/2019	89,185	81,158
7.625% due 01/30/2011	9,794	10,014
8.375% due 03/15/2012	22,760	23,983
8.750% due 03/15/2032	32,110	30,826
Sprint Nextel Corp.
6.000% due 12/01/2016	33,775	30,482
8.375% due 08/15/2017	200	201
Telesat LLC
11.000% due 11/01/2015	34,411	37,336
12.500% due 11/01/2017	6,200	6,975
Tenaska Alabama Partners LP
7.000% due 06/30/2021	28,012	28,152
TW Telecom Holdings, Inc.
8.000% due 03/01/2018	6,475	6,637
Virgin Media Finance PLC
9.500% due 08/15/2016	20,000	21,225

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (p)	3,085	3,199

		889,952

Total Corporate Bonds & Notes (Cost $6,569,943)		6,755,604

CONVERTIBLE BONDS & NOTES 0.5%
ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	1,053
Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,749
2.800% due 08/31/2012	8,000	7,890
Nortel Networks Corp.
1.750% due 04/15/2012 (a)	3,500	2,739
2.125% due 04/15/2014 (a)	10,475	8,197
NovaMed, Inc.
1.000% due 06/15/2012	200	166
Transocean, Inc.
1.500% due 12/15/2037	15,000	12,488
Wright Medical Group, Inc.
2.625% due 12/01/2014	6,000	5,212

Total Convertible Bonds & Notes (Cost $45,157)		42,494

MUNICIPAL BONDS & NOTES 0.1%
Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012	470	475
9.750% due 09/01/2017	1,160	1,202
9.750% due 09/01/2022	1,375	1,362
9.750% due 09/01/2027	2,170	2,059
9.750% due 09/01/2032	3,480	3,223
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	181
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	1,475	1,432
7.490% due 11/01/2018	1,435	1,424
7.740% due 11/01/2021	1,885	1,799

Total Municipal Bonds & Notes (Cost $12,995)		13,157

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
1.000% due 12/28/2011 (m)	300	302
Freddie Mac
1.125% due 12/15/2011 (m)	300	302

Total U.S. Government Agencies (Cost $600)		604

MORTGAGE-BACKED SECURITIES 3.3%
Adjustable Rate Mortgage Trust
2.984% due 10/25/2035	2,971	2,040
American Home Mortgage Assets
0.537% due 05/25/2046	3,005	1,618
0.537% due 09/25/2046	1,262	590
0.557% due 10/25/2046	3,715	1,882
1.112% due 02/25/2047	1,350	663
1.332% due 11/25/2046	22,159	10,183
6.250% due 06/25/2037	9,234	5,331
American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,054	914

Banc of America Alternative Loan Trust
0.747% due 05/25/2035	1,953	1,382
Banc of America Funding Corp.
5.320% due 11/20/2035	593	412
Banc of America Large Loan, Inc.
1.100% due 08/15/2029	25,000	20,235
Banc of America Mortgage Securities, Inc.
5.409% due 02/25/2036	451	376
BCAP LLC Trust
0.517% due 01/25/2037	1,812	939
Bear Stearns Adjustable Rate Mortgage Trust
4.970% due 01/25/2035	356	312
5.701% due 02/25/2036	456	319
Bear Stearns Alt-A Trust
0.567% due 12/25/2046	163	11
2.716% due 01/25/2035	88	63
5.625% due 11/25/2036	7,894	4,638
Chase Mortgage Finance Corp.
3.815% due 02/25/2037	139	135
5.424% due 03/25/2037	1,189	973
Citigroup Mortgage Loan Trust, Inc.
3.072% due 03/25/2034	242	241
5.604% due 07/25/2046	962	660
5.906% due 09/25/2037	6,280	4,327
Countrywide Alternative Loan Trust
0.517% due 01/25/2037	700	359
0.537% due 09/25/2046	2,651	1,465
0.542% due 12/20/2046	10,295	5,089
0.557% due 07/25/2046	585	310
0.558% due 03/20/2046	671	351
0.558% due 07/20/2046	3,465	1,352
0.577% due 08/25/2046	1,200	236
0.597% due 09/25/2046	700	42
0.597% due 10/25/2046	428	119
0.607% due 07/25/2035	322	189
0.617% due 05/25/2036	469	100
0.670% due 11/20/2035	1,427	828
0.717% due 02/25/2037	26,498	9,268
1.117% due 11/25/2035	779	410
1.412% due 12/25/2035	3,991	2,280
5.299% due 10/25/2035	412	336
5.500% due 11/25/2035	6,400	4,991
5.593% due 10/25/2035	1,551	1,073
5.750% due 03/25/2037	500	326
5.787% due 02/25/2037	2,693	1,880
6.000% due 01/25/2037	759	503
6.500% due 11/25/2037	1,187	853
6.803% due 07/25/2036 (b)	27,948	3,687
Countrywide Home Loan Mortgage Pass-Through Trust
0.647% due 04/25/2046	648	163
5.203% due 02/25/2047	506	304
5.319% due 03/25/2037	484	296
5.417% due 02/20/2036	591	393
5.505% due 04/20/2036	490	353
5.920% due 09/25/2047	644	477
6.000% due 05/25/2036	10,610	9,352
Credit Suisse Mortgage Capital Certificates
6.000% due 10/25/2021 (a)	99	77
Deutsche ALT-A Securities, Inc.
5.463% due 10/25/2035	418	313
5.869% due 10/25/2036	664	378
5.886% due 10/25/2036	664	367

Downey Savings & Loan Association Mortgage Loan Trust
0.598% due 03/19/2045		467	292
0.668% due 07/19/2045		435	119
EMF-NL
1.644% due 07/17/2041	EUR	23,334	25,112
First Horizon Alternative Mortgage Securities
2.249% due 10/25/2034		$97	83
5.357% due 09/25/2035		93	67
6.000% due 05/25/2036		3,207	2,487
Greenpoint Mortgage Funding Trust
0.547% due 10/25/2046		800	106
0.547% due 12/25/2046		600	79
0.557% due 10/25/2046		191	0
0.617% due 04/25/2036		573	127
GSR Mortgage Loan Trust
0.607% due 08/25/2046		638	109
3.342% due 04/25/2035		63	53
5.034% due 01/25/2036		1,316	1,090
5.750% due 03/25/2036		7,674	6,627
Harborview Mortgage Loan Trust
0.528% due 07/19/2046		2,794	1,580
0.538% due 07/21/2036		780	420
0.538% due 01/19/2038		389	207
0.548% due 09/19/2046		1,402	777
0.588% due 03/19/2036		12,499	6,735
1.262% due 12/19/2036		3,594	1,559
5.626% due 08/19/2036		598	488
5.750% due 08/19/2036		5,605	3,926
Impac CMB Trust
1.087% due 11/25/2034		62	46
Indymac IMSC Mortgage Loan Trust
0.527% due 07/25/2047		1,164	527
Indymac INDA Mortgage Loan Trust
5.764% due 08/25/2036		700	501
Indymac Index Mortgage Loan Trust
0.537% due 09/25/2046		1,867	1,009
0.547% due 06/25/2047		1,058	540
0.557% due 05/25/2046		382	199
0.587% due 07/25/2035		365	202
0.617% due 06/25/2037		654	146
3.153% due 08/25/2035		2,930	2,202
5.173% due 01/25/2036		392	305
5.185% due 09/25/2035		2,828	1,882
5.232% due 10/25/2035		414	306
5.383% due 11/25/2035		15,852	12,237
5.527% due 06/25/2036		700	526
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		2,690	2,529
JPMorgan Mortgage Trust
4.793% due 02/25/2034		123	124
6.000% due 08/25/2037		4,450	3,797
Luminent Mortgage Trust
0.517% due 12/25/2036		2,077	1,219
0.527% due 12/25/2036		768	434
0.547% due 10/25/2046		634	354
MASTR Adjustable Rate Mortgages Trust
0.557% due 04/25/2046		1,229	649
0.647% due 05/25/2047		800	140
0.687% due 05/25/2047		600	77
Merrill Lynch Mortgage-Backed Securities Trust
5.604% due 04/25/2037		1,239	905
Morgan Stanley Capital I
5.692% due 04/15/2049		1,100	1,064

Morgan Stanley Mortgage Loan Trust
0.657% due 01/25/2035	118	99
5.330% due 06/25/2036	434	401
Nomura Asset Acceptance Corp.
2.501% due 12/25/2034	218	200
5.820% due 03/25/2047	596	501
Residential Accredit Loans, Inc.
0.507% due 01/25/2037	15,959	9,049
0.527% due 06/25/2046	8,855	3,687
0.577% due 05/25/2037	798	195
0.597% due 08/25/2037	1,275	656
0.677% due 03/25/2037	10,701	3,838
5.500% due 02/25/2036	9,675	6,251
5.674% due 09/25/2035	466	321
6.500% due 07/25/2037	18,419	10,939
Residential Asset Securitization Trust
0.797% due 12/25/2036	1,486	499
6.000% due 05/25/2037	2,456	1,894
6.250% due 10/25/2036	1,759	994
Sequoia Mortgage Trust
2.697% due 01/20/2047	561	450
Structured Adjustable Rate Mortgage Loan Trust
2.684% due 03/25/2034	108	106
5.220% due 05/25/2036	700	481
5.261% due 09/25/2036	700	377
5.306% due 11/25/2035	428	307
6.000% due 10/25/2037	479	224
Structured Asset Mortgage Investments, Inc.
0.527% due 09/25/2047	6,699	3,515
0.537% due 07/25/2046	4,849	2,710
0.557% due 05/25/2046	2,390	1,249
0.567% due 05/25/2036	397	211
0.567% due 05/25/2046	1,624	809
0.567% due 09/25/2047	60,479	17,521
0.598% due 07/19/2035	150	126
0.607% due 05/25/2046	567	109
0.627% due 02/25/2036	401	222
0.647% due 08/25/2036	900	113
SunTrust Alternative Loan Trust
0.697% due 04/25/2036	7,632	2,247
TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037	585	382
WaMu Mortgage Pass-Through Certificates
0.567% due 07/25/2046	450	121
0.757% due 11/25/2045	600	332
0.757% due 12/25/2045	600	321
0.865% due 11/25/2034	1,045	680
1.121% due 02/25/2047	3,699	2,145
1.121% due 03/25/2047	4,096	2,254
1.161% due 01/25/2047	2,215	1,167
1.181% due 04/25/2047	3,077	1,840
1.231% due 07/25/2047	822	500
1.241% due 12/25/2046	1,441	851
2.825% due 10/25/2033	266	255
3.109% due 01/25/2047	808	480
5.415% due 04/25/2037	733	556
5.693% due 10/25/2036	5,624	4,374
5.795% due 02/25/2037	2,144	1,531
5.871% due 09/25/2036	1,023	801

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.181% due 04/25/2047		820	183
1.361% due 07/25/2046		138	63
1.391% due 05/25/2046		784	419

Total Mortgage-Backed Securities (Cost $287,339)			280,283

ASSET-BACKED SECURITIES 0.5%
Argent Securities, Inc.
1.397% due 12/25/2033		5,821	4,729
Carrington Mortgage Loan Trust
0.467% due 02/25/2037		1,065	972
0.497% due 08/25/2036		850	394
Countrywide Asset-Backed Certificates
5.689% due 10/25/2046		86	56
Credit-Based Asset Servicing & Securitization LLC
5.805% due 01/25/2037		9,605	4,511
GSAA Trust
0.647% due 05/25/2047		700	394
GSAMP Trust
0.382% due 03/25/2047		946	851
0.417% due 12/25/2036		275	180
0.497% due 08/25/2036		935	407
Lehman XS Trust
0.567% due 04/25/2046		435	197
0.577% due 06/25/2046		495	53
0.577% due 08/25/2046		475	47
0.587% due 09/25/2046		599	111
0.587% due 11/25/2046		607	142
MASTR Asset-Backed Securities Trust
0.557% due 11/25/2036		3,200	1,277
Merrill Lynch First Franklin Mortgage Loan Trust
0.467% due 07/25/2037		27,800	14,830
Mid-State Trust
7.791% due 03/15/2038		307	287
Morgan Stanley ABS Capital I
0.487% due 05/25/2037		1,555	621
Morgan Stanley Mortgage Loan Trust
0.577% due 02/25/2037		523	196
0.707% due 04/25/2037		685	296
5.750% due 04/25/2037		373	255
6.000% due 07/25/2047		405	296
Novastar Home Equity Loan
0.447% due 03/25/2037		1,463	1,339
Residential Asset Mortgage Products, Inc.
0.747% due 06/25/2047		700	267
Residential Asset Securities Corp.
0.497% due 08/25/2036		700	356
Structured Asset Securities Corp.
0.497% due 05/25/2037		6,676	5,565
0.647% due 06/25/2035		19,323	7,775

Total Asset-Backed Securities (Cost $52,338)			46,404

SOVEREIGN ISSUES 3.8%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	406,550	219,053
10.000% due 01/01/2017		205,600	102,947

Total Sovereign Issues (Cost $313,801)			322,000

	SHARES
COMMON STOCKS 0.3%
Dex One Corp. (e)	1,199,802	22,796
SemGroup Corp. ‘A’ (e)	119,931	2,939
U.S. Airways Group, Inc. ‘A’ (e)	12,224	0

Total Common Stocks (Cost $40,312)		25,735

WARRANTS 0.0%
SemGroup Corp. - Exp. ‘11/30/2014	126,243	757

Total Warrants (Cost $568)		757

CONVERTIBLE PREFERRED SECURITIES 0.7%
Bank of America Corp.
7.250% due 12/31/2049	2,000	1,816
Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011	6,700	8
Wells Fargo & Co.
7.500% due 12/31/2049	60,000	56,100

Total Convertible Preferred Securities (Cost $49,655)		57,924

PREFERRED STOCKS 0.1%
ABN AMRO North America Capital Funding Trust I
6.968% due 12/31/2049	17,000	11,363

Total Preferred Stocks (Cost $8,585)		11,363

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.9%
REPURCHASE AGREEMENTS 0.1%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	$1,000	1,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $1,024. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	3,644	3,644
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $3,719. Repurchase proceeds are $3,644.)

		4,644

U.S. TREASURY BILLS 0.2%
0.191% due 07/01/2010 - 09/02/2010 (f)(i)(j)(m)	20,228	20,224

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (h) 6.6%
	56,984,447	570,642

Total Short-Term Instruments (Cost $595,434)		595,510

Total Investments 98.9% (Cost $8,339,542)		$8,486,327
Written Options (o) (0.0%) (Premiums $4,155)		0
Other Assets and Liabilities (Net) 1.1%		90,996

Net Assets 100.0%		$8,577,323

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	When-Issued security.

(d)	Payment in-kind bond security.

(e)	Non-income producing security.

(f)	Coupon represents a weighted average yield.

(g)	Security becomes interest bearing at a future date.

(h)	Affiliated to the Fund.

(i)	Securities with an aggregate market value of $80 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(j)	Securities with an aggregate market value of $14,605 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(k)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(l)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $19,588 at a weighted average interest rate of -0.564%. On June 30, 2010, securities valued at $27,320 were pledged as collateral for reverse repurchase agreements.

(m)	Securities with an aggregate market value of $5,539 has been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	2,877	$10,249
90-Day Eurodollar September Futures	Long	09/2010	3,921	10,685

				$20,934

(n)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	06/20/2014	5.246%	$4,100	$(29)	$(246)	$217
AES Corp.	GSC	5.000%	12/20/2013	4.841%	11,250	71	(872)	943
AES Corp.	RBS	5.000%	12/20/2014	5.621%	5,000	(110)	20	(130)
AES Corp.	UBS	5.000%	12/20/2014	5.621%	5,000	(110)	20	(130)
Ally Financial, Inc.	BOA	7.000%	12/20/2012	4.586%	2,500	138	0	138
Ally Financial, Inc.	BOA	5.000%	09/20/2013	4.954%	37,000	98	(9,712)	9,810
Ally Financial, Inc.	DUB	5.000%	03/20/2012	4.191%	3,000	43	(465)	508
Ally Financial, Inc.	DUB	6.350%	12/20/2012	4.586%	3,650	149	0	149
Ally Financial, Inc.	JPM	2.110%	03/20/2012	4.191%	10,000	(329)	0	(329)
American International Group, Inc.	BOA	5.000%	09/20/2010	1.705%	9,700	86	(1,406)	1,492
American International Group, Inc.	BOA	5.000%	09/20/2011	2.439%	10,900	352	(2,616)	2,968
American International Group, Inc.	GSC	5.000%	09/20/2011	2.439%	13,500	436	(3,105)	3,541
ARAMARK Corp.	CITI	5.000%	03/20/2014	5.641%	5,100	(99)	(139)	40
Biomet, Inc.	CITI	6.500%	06/20/2014	2.533%	3,000	414	0	414
Biomet, Inc.	JPM	8.000%	03/20/2014	2.444%	4,000	733	0	733
Biomet, Inc.	MSC	3.550%	03/20/2013	2.075%	1,500	57	0	57
Brazil Government International Bond	BCLY	0.830%	09/20/2010	0.629%	30,000	84	0	84
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	3.633%	11,050	591	(221)	812
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	5.328%	2,900	(30)	(261)	231
Community Health Systems, Inc.	GSC	5.000%	12/20/2013	4.726%	22,500	223	(2,231)	2,454
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.954%	24,700	72	(2,254)	2,326
Community Health Systems, Inc.	GSC	5.000%	06/20/2014	5.154%	10,000	(39)	(500)	461
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	4.726%	3,750	37	(366)	403
CSC Holdings, Inc.	MSC	3.650%	03/20/2013	1.143%	1,500	98	0	98
Daimler Finance North America LLC	DUB	5.250%	09/20/2012	1.680%	3,500	11	0	11
Dynegy Holdings, Inc.	CITI	5.000%	03/20/2014	11.671%	625	(116)	(112)	(4)
El Paso Corp.	GSC	5.000%	09/20/2014	3.337%	30,325	1,967	(2,881)	4,848
Ford Motor Co.	MLP	4.850%	12/20/2010	2.785%	18,000	201	0	201
Georgia-Pacific LLC	BOA	5.000%	09/20/2014	2.481%	18,000	1,792	(1,845)	3,637
Georgia-Pacific LLC	GSC	5.000%	12/20/2013	2.174%	3,750	353	(338)	691
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	2.174%	9,000	849	(799)	1,648
Georgia-Pacific LLC	MLP	5.000%	12/20/2013	2.174%	5,250	495	(479)	974
Georgia-Pacific LLC	MSC	3.800%	03/20/2013	1.047%	1,500	110	0	110
HCA, Inc.	BOA	4.650%	09/20/2013	4.059%	3,000	56	0	56
HCA, Inc.	CITI	2.000%	09/20/2012	3.052%	4,400	(96)	0	(96)
HCA, Inc.	CSFB	5.000%	06/20/2014	2.864%	9,600	676	(1,050)	1,726
Indonesia Government International Bond	BCLY	2.200%	09/20/2010	0.963%	15,000	51	0	51
Indonesia Government International Bond	JPM	2.360%	09/20/2010	0.963%	8,000	31	0	31

Indonesia Government International Bond	RBS	1.580%	09/20/2010	0.915%		13,600	27	0	27
Mexico Government International Bond	BCLY	1.070%	09/20/2010	0.582%		30,000	123	0	123
Mexico Government International Bond	DUB	1.550%	09/20/2010	0.613%		8,000	52	0	52
Mexico Government International Bond	DUB	1.700%	09/20/2010	0.613%		15,000	109	0	109
Mexico Government International Bond	JPM	1.020%	09/20/2010	0.582%		16,900	65	0	65
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	3.814%		3,750	148	(42)	190
NRG Energy, Inc.	GSC	4.200%	09/20/2013	3.540%		6,875	145	0	145
NRG Energy, Inc.	JPM	5.380%	12/20/2013	3.814%		4,500	231	0	231
NRG Energy, Inc.	MLP	5.500%	12/20/2013	3.814%		5,250	291	0	291
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	1.868%		1,100	40	0	40
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	1.868%		5,000	152	0	152
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	6.539%		5,800	(302)	(898)	596
RRI Energy, Inc.	CITI	5.000%	09/20/2014	6.539%		4,100	(213)	(451)	238
RRI Energy, Inc.	DUB	5.000%	09/20/2014	6.539%		1,600	(83)	(232)	149
RRI Energy, Inc.	GSC	5.000%	09/20/2014	5.218%		1,500	(10)	(255)	245
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.539%		20,150	(1,049)	(3,512)	2,463
RRI Energy, Inc.	MSC	5.000%	09/20/2014	6.539%		500	(26)	(85)	59
SLM Corp.	BCLY	5.000%	12/20/2013	5.754%		4,250	(90)	(468)	378
SLM Corp.	BOA	5.000%	12/20/2010	3.006%		24,200	262	(2,150)	2,412
SLM Corp.	BOA	5.000%	09/20/2014	5.945%		18,650	(585)	(2,611)	2,026
SLM Corp.	DUB	5.000%	09/20/2010	3.006%		800	5	(63)	68
SLM Corp.	DUB	5.000%	06/20/2012	5.098%		9,900	(4)	(1,287)	1,283
SLM Corp.	DUB	5.000%	09/20/2014	5.945%		2,000	(63)	(225)	162
SLM Corp.	GSC	7.600%	03/20/2012	5.040%		4,750	208	0	208
SLM Corp.	MSC	5.000%	09/20/2011	4.520%		5,000	38	(300)	338
SLM Corp.	MSC	5.000%	06/20/2014	5.863%		6,000	(163)	(1,019)	856
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	6.165%		2,000	(80)	(230)	150
SunGard Data Systems, Inc.	CITI	5.000%	03/20/2014	5.783%		4,000	(96)	(261)	165
SunGard Data Systems, Inc.	MSC	3.800%	03/20/2013	1.141%		1,500	105	0	105
Swedbank AB	BOA	1.000%	12/20/2014	1.512%	EUR	2,500	(66)	(238)	172
Swedbank AB	UBS	1.000%	12/20/2014	1.512%		2,500	(66)	(238)	172

							$8,421	$(46,423)	$54,844

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$25,688	$(14,823)	$(17,982)	$3,159
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	51,800	1,189	0	1,189
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	9,290	28	0	28
CDX.HY-9 3-Year Index 35-100%	MLP	1.670%	12/20/2010	8,087	29	0	29
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	8,681	127	0	127
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,574	170	0	170

					$(13,280)	$(17,982)	$4,702

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$352,000	$3,703	$0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	58,000	452	0

							$4,155	$0

(p)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$8,451	$8,602	0.10%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,983	9,637	0.11%
Wilmington Trust Co.	10.732%	01/01/2013	05/09/1995 - 05/16/2003	2,240	2,340	0.03%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995 - 01/01/2010	3,079	3,199	0.04%

				$23,753	$23,778	0.28%

(q)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	571,534	08/2010	CITI	$1,108	$0	$1,108
Sell	CHF	3,505	09/2010	CITI	0	(140)	(140)
Buy	CNY	14,978	11/2010	BCLY	0	(45)	(45)
Buy		24,285	11/2010	CITI	0	(75)	(75)
Buy		62,641	11/2010	DUB	0	(203)	(203)
Buy		24,682	11/2010	MSC	0	(85)	(85)
Buy		13,812	01/2011	BOA	0	(34)	(34)
Buy		17,657	01/2011	CITI	0	(11)	(11)
Buy		40,419	01/2011	DUB	0	(29)	(29)
Buy		24,567	01/2011	MSC	0	(60)	(60)
Sell	EUR	159,367	07/2010	BNP	16,822	0	16,822
Sell		18,346	07/2010	BOA	224	0	224
Sell		2,405	07/2010	CITI	32	0	32
Sell		17,312	07/2010	DUB	42	(64)	(22)
Sell		2,209	07/2010	HSBC	10	0	10
Sell		2,597	07/2010	MSC	20	(22)	(2)
Buy		530	07/2010	RBS	0	(9)	(9)
Sell		99,103	07/2010	RBS	10,170	0	10,170
Sell		34,324	08/2010	CITI	390	0	390
Sell	GBP	91,636	09/2010	BOA	0	(1,100)	(1,100)
Sell		2,162	09/2010	MSC	14	0	14
Sell	JPY	29,154	07/2010	BOA	0	(11)	(11)

					$28,832	$(1,888)	$26,944

(r)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$334,492	$0	$334,492
Corporate Bonds & Notes	0	6,730,744	24,860	6,755,604
Convertible Bonds & Notes	0	34,604	7,890	42,494
Municipal Bonds & Notes	0	13,157	0	13,157
U.S. Government Agencies	0	604	0	604
Mortgage-Backed Securities	0	280,283	0	280,283
Asset-Backed Securities	0	46,404	0	46,404
Sovereign Issues	0	322,000	0	322,000
Common Stocks	22,797	0	2,938	25,735
Warrants	0	0	757	757
Convertible Preferred Securities	57,916	8	0	57,924
Preferred Stocks	0	11,363	0	11,363
Short-Term Instruments	570,642	24,868	0	595,510

Investments, at value	$651,355	$7,798,527	$36,445	$8,486,327
Financial Derivative Instruments(3)	$20,934	$86,490	$0	$107,424

Totals	$672,289	$7,885,017	$36,445	$8,593,751

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Corporate Bonds & Notes	$25,078	$(512)	$33	$26	$235	$0	$0	$24,860	$203
Convertible Bonds & Notes	7,799	0	0	0	91	0	0	7,890	91
Common Stocks	0	0	0	0	0	2,938	0	2,938	0
Warrants	1,042	0	0	0	(285)	0	0	757	(285)
Preferred Stocks	12,298	(12,500)	0	188	14	0	0	0	0

Investments, at value	$46,217	$(13,012)	$33	$214	$55	$2,938	$0	$36,445	$9

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Municipal Bond Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.2%
American International Group, Inc.
4.700% due 10/01/2010	$500	$503
8.175% due 05/15/2068	1,600	1,276
8.250% due 08/15/2018	400	407
SLM Corp.
4.500% due 07/26/2010	700	701

Total Corporate Bonds & Notes (Cost $2,757)		2,887

MUNICIPAL BONDS & NOTES 97.2%
ALABAMA 1.1%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	50
Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	655
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	235
5.250% due 03/01/2036	500	466
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,403

		2,809

ALASKA 0.3%
Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	811

ARIZONA 4.2%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	1,218
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	968
Arizona State Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2012	225	236
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	892
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,259
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,181
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	895
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	1,000	1,022
6.375% due 09/01/2029	1,850	1,897
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	750	760

		10,328

CALIFORNIA 7.4%
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	549
California State Hartnell Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)	2,000	957
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,586
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
2.250% due 11/01/2026	250	251
California State M-S-R Energy Authority Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,627
California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	625
7.000% due 10/01/2039	500	455
California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	975
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (c)	1,350	1,106
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,100	893
9.000% due 11/01/2017	460	399
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,118
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.625% due 06/01/2038	80	90
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	766
Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	250
Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	5,000	4,270
Tustin, California Unified School District Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	504
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.902% due 05/15/2030	1,750	1,165
Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2018	1,000	698

		18,284

COLORADO 5.0%
Colorado State Confluence Metropolitan District Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	373
5.450% due 12/01/2034	1,000	699
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (f)	785	614
5.750% due 05/15/2037	825	647
5.750% due 12/01/2037	1,000	761
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,854
5.900% due 08/01/2037	1,000	840
Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,015
Colorado State Health Facilities Authority Revenue Notes, (FSA Insured), Series 2003
4.000% due 05/15/2011	585	596
Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,067
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,365
Colorado State Tallyn’s Reach Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	435
Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	357
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.130% due 12/01/2031	300	300
Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	532

		12,455

CONNECTICUT 0.4%
Connecticut State Harbor Point Infrastructure Improvement District Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	1,000	1,062

DELAWARE 0.2%
Delaware State Economic Development Authority Revenue Bonds, Series 2010
5.400% due 02/01/2031	500	513

FLORIDA 5.7%
Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	450	386
Broward County, Florida Revenue Bonds, Series 2009
5.375% due 10/01/2029	1,000	1,046
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2016	1,025	1,061
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	204

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, (NPFGC-IBC Insured), Series 2006
5.000% due 07/01/2011	850	880
Florida State University Square Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,220	1,092
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	975
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	806
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750	1,666
Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,216
Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,211
Manatee County, Florida School District Certificates of Participation Notes, (FSA Insured), Series 2008
4.500% due 07/01/2011	640	659
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	500	509
Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.150% due 08/01/2022	1,000	1,000
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,380

		14,091

GEORGIA 2.2%
Atlanta, Georgia Downtown Development Authority Revenue Notes, (AGC Insured), Series 2009
4.000% due 07/01/2011	500	512
DeKalb County, Georgia Hospital Authority Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	994
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	161
Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2007
5.000% due 03/15/2017	500	523
Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2012	1,000	1,040
Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,208
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
5.000% due 04/01/2017	1,000	1,125

		5,563

IDAHO 0.5%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,200

ILLINOIS 5.0%
Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	818
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,052
Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,762
Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	792
Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,000	792
5.500% due 05/15/2037	750	537
6.100% due 12/01/2041	1,650	1,257
7.000% due 12/01/2037 (a)	916	183
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	841
Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2013	500	517
5.000% due 05/01/2011	250	256
Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037 (a)	1,775	445
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,108
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	973
6.625% due 06/01/2037	1,000	934

		12,267

INDIANA 4.8%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	91
Indiana Finance Authority Revenue Bonds, Series 2010
6.000% due 12/01/2026	1,000	1,023
Indiana State Finance Authority Revenue Bonds, Series 2010
5.000% due 10/01/2026	1,000	1,111
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	988
Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 10/01/2027	1,000	1,098
Indiana State Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,041
6.000% due 01/01/2039	1,000	1,075
Indiana State Northwest Allen School Building Corp. Revenue Notes, (FSA Insured), Series 2008
5.000% due 01/15/2013	1,050	1,138

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,680
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,540

		11,785

IOWA 1.9%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,055
Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	654
5.500% due 11/15/2037	1,550	1,029
5.625% due 12/01/2045	1,600	963
Iowa State Finance Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	1,000	1,067

		4,768

KANSAS 1.3%
Kansas State Development Finance Authority Revenue Notes, Series 2009
5.000% due 11/15/2014	225	252
Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	1,057
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	837
Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	199
5.125% due 05/15/2042	250	195
5.500% due 08/01/2021	250	202
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	134
Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	250	279

		3,155

KENTUCKY 0.9%
Kentucky State Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	500	515
Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	508
Owen County, Kentucky Revenue Bonds, Series 2009
5.625% due 09/01/2039	1,250	1,295

		2,318

LOUISIANA 1.7%
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,401
Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	1,185	1,139
New Orleans, Louisiana Aviation Board Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	562

		4,102

MAINE 0.4%
Portland, Maine Revenue Bonds, (FSA Insured), Series 2010
5.000% due 01/01/2040	1,000	1,002

MARYLAND 0.4%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	300	216
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	287
Maryland State Industrial Development Financing Authority Revenue Notes, Series 2008
5.000% due 12/01/2010	505	507

		1,010

MASSACHUSETTS 1.7%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,089
Massachusetts State Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,500	1,576
Massachusetts State General Obligation Notes, Series 2010
0.690% due 02/01/2013	1,500	1,503

		4,168

MICHIGAN 4.4%
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	291
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	990
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	780	580
Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	166
Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	50	50
Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	955	781
Michigan State Corner Creek Academy East Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	185
Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	309
Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	936
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	871
Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	3,500	3,504

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (f)	230	210
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	970
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	548
Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	597

		10,988

MINNESOTA 2.5%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	333
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	644
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	570
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,060
Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	169
Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/01/2037	1,000	934
St. Cloud, Minnesota Revenue Bonds, (AGC Insured), Series 2008
5.500% due 05/01/2039	2,000	2,085
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	454

		6,249

MISSISSIPPI 0.8%
Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,867

MISSOURI 1.5%
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,041
6.000% due 07/01/2037	750	404
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	224
Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	464
Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,165
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	251

Missouri State Grindstone Plaza Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	177
5.550% due 10/01/2036	45	31

		3,757

MONTANA 0.2%
Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	482

NEVADA 0.2%
Nevada State Truckee Meadows Water Authority Revenue Notes, Series 2010
5.000% due 07/01/2013	500	551

NEW JERSEY 1.8%
New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	60
New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	500	401
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	6,000	3,934

		4,395

NEW MEXICO 1.0%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	500	501
New Mexico State Educational Assistance Foundation Revenue Notes, Series 2009
4.000% due 09/01/2016	1,000	1,073
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	410
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	520

		2,504

NEW YORK 4.8%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	126
Monroe County, New York General Obligation Notes, (AGC Insured), Series 2009
3.750% due 06/01/2011	1,000	1,021
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	400
6.700% due 01/01/2043	1,500	1,486
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	154
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
2.906% due 03/01/2016	1,250	1,033
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	1,000	1,024

New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	977
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	5,000	5,563

		11,784

NORTH CAROLINA 2.0%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	122
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	1,048
North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	45
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	724
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	750
6.000% due 04/01/2038	500	428
North Carolina State Medical Care Commission Revenue Bonds, Series 2010
5.000% due 06/01/2042	1,000	1,036
Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	823

		5,036

OHIO 4.3%
Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	500	494
Lucas County, Ohio Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 11/15/2010	585	592
Ohio State Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,231
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	786
5.875% due 06/01/2047	3,500	2,513
6.000% due 06/01/2042	1,520	1,147
Ohio State Revenue Bonds, Series 2010
6.250% due 09/01/2024	250	254
Ohio State Water Development Authority Revenue Bonds, Series 2006
0.150% due 12/01/2033	600	600
University of Toledo, Ohio Revenue Notes, Series 2009
4.000% due 06/01/2012	910	948

		10,565

PENNSYLVANIA 5.7%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	764
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	2,000	1,513
Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	518
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	448
Geisinger, Pennsylvania Authority Revenue Bonds, Series 2009
0.110% due 06/01/2039	300	300
Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	442
Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	247
6.375% due 07/01/2030	1,000	972
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	131
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	2,615	2,696
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	180	186
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	533
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	404
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	2,000
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	750	610
Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,748
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	476

		13,988

PUERTO RICO 0.6%
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	380	400
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2010
5.375% due 08/01/2038	1,000	1,002

		1,402

RHODE ISLAND 0.1%
Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	155	155

SOUTH CAROLINA 1.3%
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,718
6.000% due 11/15/2037	2,000	1,439
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	183

		3,340

TENNESSEE 3.2%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,023
Johnson City, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	509
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	750	717
Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024 (a)	150	139
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,150	989
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2020	850	843
5.250% due 09/01/2021	1,000	1,001
5.250% due 09/01/2023	1,340	1,328
5.250% due 09/01/2024	1,375	1,356

		7,905

TEXAS 10.6%
Brazos, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	1,438
8.250% due 05/01/2033	1,300	743
Brazos, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	282
Brazos, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	934
Clifton, Texas Higher Education Finance Corp. Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	504
Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	297
Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	1,004
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 06/01/2012	2,000	2,145

Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	852
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	95
6.125% due 07/15/2027	45	41
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	99
6.750% due 07/01/2029	1,000	975
Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	238
Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	684
North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	157
5.750% due 01/01/2033	1,600	1,671
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,173
North Texas State Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,039
Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	346
Pharr, Texas Higher Education Finance Authority Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	517
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,030
Texas State Alliance Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	500	335
Texas State General Obligation Notes, Series 2009
5.000% due 08/01/2013	445	499
Texas State Lower Colorado River Authority Revenue Notes, Series 2010
5.000% due 05/15/2013	450	497
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,150	1,115
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	518
Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,672
Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	2,115	1,932
Trinity, Texas River Authority Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	29
Tyler, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,700	1,601

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	735	674

		26,136

UTAH 2.3%
Spanish Fork, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	436
5.700% due 11/15/2036	1,000	831
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,365
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,103
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	540
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	458

		5,733

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
5.000% due 10/01/2024	1,000	1,018

VIRGINIA 0.7%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	101
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	351
Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	403
Virginia State Peninsula Town Center Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	978

		1,833

WASHINGTON 1.2%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,009
Washington State Certificates of Participation Notes, Series 2009
2.500% due 07/01/2010	1,200	1,200
Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	280
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	579

		3,068

WEST VIRGINIA 1.0%
West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,276
West Virginia State Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	500	498

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	945	705

		2,479

WISCONSIN 1.5%
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	877
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	229
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,051
6.625% due 02/15/2032	1,450	1,518

		3,675

Total Municipal Bonds & Notes (Cost $256,725)		240,601

MORTGAGE-BACKED SECURITIES 0.2%
Countrywide Alternative Loan Trust
1.921% due 11/25/2035	369	195

Residential Accredit Loans, Inc.
0.497% due 02/25/2047	730	321

Total Mortgage-Backed Securities (Cost $673)		516

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011	7,700	74

Total Convertible Preferred Securities (Cost $578)		74

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%

U.S. TREASURY BILLS 0.4%
0.165% due 07/22/2010 - 08/26/2010 (b)(d)	$980	980

Total Short-Term Instruments (Cost $980)		980

Total Investments 99.0% (Cost $261,713)		$245,058
Other Assets and Liabilities (Net) 1.0%		2,448

Net Assets 100.0%		$247,506

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Security becomes interest bearing at a future date.

(d)	Securities with an aggregate market value of $980 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Long Island, New York Power Authority Revenue Bonds, Series 2006	GSC	0.950%	06/20/2018	3.280%	$5,000	$(551)	$0	$(551)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GSC	1.500%	06/20/2018	4.420%	5,000	(596)	0	(596)

						$(1,147)	$0	$(1,147)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$785	$614	0.25%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	230	210	0.08%

				$1,015	$824	0.33%

(g)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$2,887	$0	$2,887
Municipal Bonds & Notes
Alabama	0	2,809	0	2,809
Alaska	0	811	0	811
Arizona	0	10,328	0	10,328
California	0	18,284	0	18,284
Colorado	0	12,455	0	12,455
Connecticut	0	1,062	0	1,062
Delaware	0	513	0	513
Florida	0	14,091	0	14,091
Georgia	0	5,563	0	5,563
Idaho	0	1,200	0	1,200
Illinois	0	12,267	0	12,267
Indiana	0	11,785	0	11,785
Iowa	0	4,768	0	4,768
Kansas	0	3,155	0	3,155
Kentucky	0	2,318	0	2,318
Louisiana	0	4,102	0	4,102
Maine	0	1,002	0	1,002
Maryland	0	1,010	0	1,010
Massachusetts	0	4,168	0	4,168
Michigan	0	10,988	0	10,988
Minnesota	0	6,249	0	6,249
Mississippi	0	1,867	0	1,867
Missouri	0	3,757	0	3,757
Montana	0	482	0	482
Nevada	0	551	0	551
New Jersey	0	4,395	0	4,395
New Mexico	0	2,504	0	2,504
New York	0	11,784	0	11,784
North Carolina	0	5,036	0	5,036
Ohio	0	10,565	0	10,565
Pennsylvania	0	13,988	0	13,988
Puerto Rico	0	1,402	0	1,402
Rhode Island	0	155	0	155
South Carolina	0	3,340	0	3,340
Tennessee	0	7,905	0	7,905
Texas	0	26,136	0	26,136
Utah	0	5,733	0	5,733
Virgin Islands	0	1,018	0	1,018
Virginia	0	1,833	0	1,833
Washington	0	3,068	0	3,068
West Virginia	0	2,479	0	2,479
Wisconsin	0	3,675	0	3,675
Mortgage-Backed Securities	0	516	0	516
Convertible Preferred Securities	74	0	0	74
Short-Term Instruments	0	980	0	980

Investments, at value	$74	$244,984	$0	$245,058
Financial Derivative Instruments(3)	$0	$0	$(1,147)	$(1,147)

Totals	$74	$244,984	$(1,147)	$243,911

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Financial Derivative Instruments(3)	$(886)	$0	$0	$0	$(261)	$0	$0	$(1,147)	$(261)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Income Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
International Lease Finance Corp.
6.750% due 03/17/2015		$1,700	$1,681
7.000% due 03/17/2016		1,300	1,281
Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		986	728
4.033% due 10/10/2014		8	6

Total Bank Loan Obligations (Cost $3,712)			3,696

CORPORATE BONDS & NOTES 17.6%
BANKING & FINANCE 7.8%
AES Ironwood LLC
8.857% due 11/30/2025		199	191
Ally Financial, Inc.
6.000% due 04/01/2011		300	299
7.500% due 12/31/2013		400	403
8.000% due 03/15/2020		300	294
American Express Centurion Bank
0.500% due 06/12/2012		2,000	1,970
American General Finance Corp.
6.900% due 12/15/2017		1,000	801
American International Group, Inc.
4.250% due 05/15/2013		500	485
5.450% due 05/18/2017		515	460
5.750% due 03/15/2067	GBP	9,000	7,732
5.850% due 01/16/2018		$3,000	2,696
5.950% due 10/04/2010	GBP	1,000	1,500
8.175% due 05/15/2068		$75	60
8.250% due 08/15/2018		275	280
8.625% due 05/22/2038	GBP	1,000	1,136
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$850	865
6.500% due 04/15/2040		2,100	2,178
Bank of America Corp.
6.000% due 09/01/2017		500	527
Barclays Bank PLC
7.434% due 09/29/2049		375	338
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,113
6.950% due 08/10/2012		137	150
Cantor Fitzgerald LP
6.375% due 06/26/2015		7,000	7,036
7.875% due 10/15/2019		2,000	2,074
Capital One Capital V
10.250% due 08/15/2039		300	318
Centurion CDO III Ltd.
0.902% due 04/11/2013		1,461	1,410
Chukchansi Economic Development Authority
8.000% due 11/15/2013		25	18
CIT Group, Inc.
7.000% due 05/01/2013		841	810
7.000% due 05/01/2014		362	343
7.000% due 05/01/2015		361	335
7.000% due 05/01/2016		1,603	1,471
7.000% due 05/01/2017		3,044	2,755
Citigroup Capital XXI
8.300% due 12/21/2057		475	465
Citigroup, Inc.
6.000% due 08/15/2017		500	520
Credit Suisse
5.000% due 05/15/2013		4,000	4,278
El Paso Performance-Linked Trust
7.750% due 07/15/2011		250	259

FCE Bank PLC
7.125% due 01/16/2012	EUR	450	557
9.375% due 01/17/2014		1,400	1,799
Ford Motor Credit Co. LLC
7.500% due 08/01/2012		$1,000	1,023
8.000% due 12/15/2016		400	410
General Electric Capital Corp.
0.414% due 04/10/2012		1,060	1,044
0.474% due 11/01/2012		790	770
6.875% due 01/10/2039		4,000	4,437
GMAC International Finance BV
7.500% due 04/21/2015	EUR	1,500	1,738
Goldman Sachs Group, Inc.
6.250% due 09/01/2017		$500	530
HBOS PLC
6.750% due 05/21/2018		500	469
Ineos Finance PLC
9.000% due 05/15/2015		250	251
ING Bank NV
1.333% due 03/30/2012		5,000	5,019
International Lease Finance Corp.
4.875% due 09/01/2010		850	848
5.300% due 05/01/2012		50	47
5.350% due 03/01/2012		150	142
5.400% due 02/15/2012		150	143
5.625% due 09/20/2013		500	454
5.750% due 06/15/2011		200	197
5.875% due 05/01/2013		2,950	2,736
8.625% due 09/15/2015		25	24
8.750% due 03/15/2017		500	475
Morgan Stanley
1.029% due 03/01/2013	EUR	1,250	1,439
Nomura Holdings, Inc.
6.700% due 03/04/2020		$3,800	4,031
NSG Holdings LLC
7.750% due 12/15/2025		225	199
Regions Financial Corp.
7.750% due 11/10/2014		4,000	4,225
Reynolds Group Issuer, Inc.
8.500% due 05/15/2018		500	493
SLM Corp.
0.476% due 07/26/2010		50	50
0.546% due 10/25/2011		1,060	1,004
0.933% due 11/15/2011	EUR	1,000	1,166
5.000% due 06/15/2018		$125	100
8.000% due 03/25/2020		50	44
8.450% due 06/15/2018		10,750	9,941
SLM Corp. CPI Linked Bond
3.794% due 03/15/2012		269	243
4.764% due 06/15/2013		260	228
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	100	122
Virgin Media Secured Finance PLC
6.500% due 01/15/2018		$150	148

			92,116

INDUSTRIALS 7.6%
American Airlines Pass-Through Trust 2001-02
6.978% due 04/01/2011		10	10
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		1,986	2,205
AmeriGas Partners LP
7.125% due 05/20/2016		180	180

Anadarko Petroleum Corp.
6.200% due 03/15/2040	1,400	1,112
6.450% due 09/15/2036	6,500	5,191
Angel Lux Common S.A.
8.875% due 05/01/2016	305	315
ARAMARK Corp.
8.500% due 02/01/2015	500	507
ArvinMeritor, Inc.
8.125% due 09/15/2015	200	193
Berry Plastics Corp.
8.875% due 09/15/2014	375	363
BioMed Realty LP
6.125% due 04/15/2020	2,000	2,088
Biomet, Inc.
11.625% due 10/15/2017	800	870
Building Materials Corp. of America
7.500% due 03/15/2020	435	430
Cablevision Systems Corp.
8.000% due 04/15/2020	1,000	1,017
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	561
Capella Healthcare, Inc.
9.250% due 07/01/2017	300	304
CCO Holdings LLC
7.875% due 04/30/2018	300	303
8.125% due 04/30/2020	300	308
Chesapeake Energy Corp.
7.000% due 08/15/2014	800	817
Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016	350	357
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017	625	626
Coffeyville Resources LLC
9.000% due 04/01/2015	400	398
Comcast Corp.
5.900% due 03/15/2016	500	564
Community Health Systems, Inc.
8.875% due 07/15/2015	700	724
Consol Energy, Inc.
8.250% due 04/01/2020	650	681
Continental Resources, Inc.
7.375% due 10/01/2020	100	99
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018	400	405
CVS Pass-Through Trust
7.507% due 01/10/2032	4,969	5,674
Delhaize America, Inc.
8.050% due 04/15/2027	25	28
Delta Air Lines, Inc.
6.200% due 07/02/2018 (c)	8,600	8,718
9.500% due 09/15/2014	375	396
Denbury Resources, Inc.
8.250% due 02/15/2020	550	577
Devon Financing Corp. ULC
6.875% due 09/30/2011	500	534
DISH DBS Corp.
7.125% due 02/01/2016	355	358
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	17	17
Eaton Vance Corp.
6.500% due 10/02/2017	1,000	1,140

El Paso Corp.
6.875% due 06/15/2014	325	333
8.050% due 10/15/2030	1,700	1,692
Enterprise Products Operating LLC
8.375% due 08/01/2066	370	370
FBG Finance Ltd.
5.125% due 06/15/2015	2,000	2,147
Ferrellgas Partners LP
8.625% due 06/15/2020	500	502
First Data Corp.
9.875% due 09/24/2015	405	310
Forest Oil Corp.
8.500% due 02/15/2014	200	209
Georgia-Pacific LLC
7.000% due 01/15/2015	200	203
8.000% due 01/15/2024	175	186
8.875% due 05/15/2031	150	164
Global Geophysical Services, Inc.
10.500% due 05/01/2017	400	386
Harrah’s Operating Co., Inc.
10.000% due 12/15/2018	140	115
HCA, Inc.
7.250% due 09/15/2020	125	126
8.500% due 04/15/2019	1,200	1,278
9.125% due 11/15/2014	225	236
9.250% due 11/15/2016	1,000	1,062
Hexion U.S. Finance Corp.
8.875% due 02/01/2018	100	91
Huntsman International LLC
8.625% due 03/15/2020	125	116
Insight Communications Co., Inc.
9.375% due 07/15/2018 (c)	100	100
Intelsat Corp.
9.250% due 08/15/2014	250	257
9.250% due 06/15/2016	410	433
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	50	53
Intergen NV
9.000% due 06/30/2017	275	275
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	5,000	5,176
LBI Escrow Corp.
8.000% due 11/01/2017	375	387
Linn Energy LLC
8.625% due 04/15/2020	575	592
McClatchy Co.
11.500% due 02/15/2017	450	459
McJunkin Red Man Corp.
9.500% due 12/15/2016	250	244
MGM Resorts International
10.375% due 05/15/2014	700	765
Michael Foods, Inc.
9.750% due 07/15/2018	400	413
Mylan, Inc.
7.875% due 07/15/2020	300	307
Newfield Exploration Co.
6.875% due 02/01/2020	50	49
7.125% due 05/15/2018	550	547
NFR Energy LLC
9.750% due 02/15/2017	100	97
Northwest Airlines, Inc.
1.215% due 05/20/2014	3,414	3,026
OPTI Canada, Inc.
8.250% due 12/15/2014	250	219

Patheon, Inc.
8.625% due 04/15/2017	100	100
Peabody Energy Corp.
6.875% due 03/15/2013	500	506
Penn Virginia Resource Partners LP
8.250% due 04/15/2018	400	395
Plains Exploration & Production Co.
7.625% due 04/01/2020	650	634
President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,109
Quebecor Media, Inc.
7.750% due 03/15/2016	700	689
Quicksilver Resources, Inc.
11.750% due 01/01/2016	300	332
Radiation Therapy Services, Inc.
9.875% due 04/15/2017	175	169
Radnet Management, Inc.
10.375% due 04/01/2018	500	452
Range Resources Corp.
7.500% due 10/01/2017	75	76
8.000% due 05/15/2019	400	420
RBS Global, Inc.
8.500% due 05/01/2018	400	390
SandRidge Energy, Inc.
8.625% due 04/01/2015 (d)	550	537
Shell International Finance BV
5.500% due 03/25/2040	5,000	5,358
Suburban Propane Partners LP
7.375% due 03/15/2020	250	254
SunGard Data Systems, Inc.
9.125% due 08/15/2013	320	327
Tenet Healthcare Corp.
8.875% due 07/01/2019	250	266
Thermon Industries, Inc.
9.500% due 05/01/2017	350	357
Times Square Hotel Trust
8.528% due 08/01/2026	2,203	2,228
TRW Automotive, Inc.
7.250% due 03/15/2017	500	488
United Airlines, Inc.
7.730% due 07/01/2010	4	3
9.750% due 01/15/2017	6,580	7,024
10.400% due 11/01/2016	1,705	1,833
Valeant Pharmaceuticals International
7.625% due 03/15/2020	125	148
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018	250	241
8.000% due 02/01/2018 (c)	500	485
Weyerhaeuser Co.
7.375% due 03/15/2032	1,000	992
7.950% due 03/15/2025	300	317
Wind Acquisition Finance S.A.
11.750% due 07/15/2017	1,000	1,030
12.000% due 12/01/2015	75	78
Windstream Corp.
8.625% due 08/01/2016	550	557
WMG Acquisition Corp.
9.500% due 06/15/2016	500	535
Wynn Las Vegas LLC
6.625% due 12/01/2014	400	403

		89,728

UTILITIES 2.2%
AES Corp.
8.000% due 10/15/2017	325	330
8.000% due 06/01/2020	50	51
8.875% due 02/15/2011	50	51
9.750% due 04/15/2016	650	702
Berry Petroleum Co.
10.250% due 06/01/2014	250	270
BP Capital Markets PLC
0.667% due 04/11/2011	1,300	1,244
4.750% due 03/10/2019	13,200	10,991
CMS Energy Corp.
6.250% due 02/01/2020	500	479
Cricket Communications, Inc.
10.000% due 07/15/2015	150	158
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	324
Energy Future Holdings Corp.
9.750% due 10/15/2019	100	94
10.000% due 01/15/2020	100	100
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019	600	567
Frontier Communications Corp.
7.125% due 03/15/2019	1,200	1,116
Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	77
8.625% due 11/14/2011	25	26
MetroPCS Wireless, Inc.
9.250% due 11/01/2014	250	259
Midwest Generation LLC
8.560% due 01/02/2016	324	320
NGPL PipeCo LLC
7.768% due 12/15/2037	1,000	892
NRG Energy, Inc.
7.375% due 01/15/2017	725	720
8.500% due 06/15/2019	750	766
Qwest Corp.
7.500% due 06/15/2023	1,000	963
RRI Energy, Inc.
7.875% due 06/15/2017	75	71
Sithe Independence Funding Corp.
9.000% due 12/30/2013	377	383
Sprint Capital Corp.
6.900% due 05/01/2019	300	273
8.750% due 03/15/2032	500	480
Sprint Nextel Corp.
6.000% due 12/01/2016	160	144
Telecom Italia Capital S.A.
7.200% due 07/18/2036	4,300	4,190
Virgin Media Finance PLC
9.500% due 08/15/2016	100	106

		26,147

Total Corporate Bonds & Notes (Cost $196,906)		207,991

CONVERTIBLE BONDS & NOTES 0.5%
Chesapeake Energy Corp.
2.500% due 05/15/2037	1,200	940
Owens-Brockway Glass Container, Inc.
3.000% due 06/01/2015	400	370
Transocean, Inc.
1.500% due 12/15/2037	5,500	4,879

U.S. Bancorp
0.000% due 09/20/2036	305	294

Total Convertible Bonds & Notes (Cost $6,480)		6,483

MUNICIPAL BONDS & NOTES 0.5%
Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	300	320
Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	5,000	5,006

Total Municipal Bonds & Notes (Cost $5,303)		5,326

U.S. GOVERNMENT AGENCIES 52.5%
Fannie Mae
0.407% due 12/25/2036	290	287
0.467% due 03/25/2034	91	91
0.497% due 08/25/2034	34	32
0.697% due 11/25/2032 - 03/25/2044	65	62
0.747% due 06/25/2029 - 08/25/2036	120	118
0.748% due 04/18/2028 - 09/18/2031	25	25
0.775% due 11/25/2021	16	16
0.825% due 07/25/2021	24	24
1.075% due 08/25/2022	12	11
1.175% due 05/25/2022	10	10
1.225% due 05/25/2018 - 10/25/2020	50	51
1.275% due 04/25/2021 - 10/25/2021	84	85
1.453% due 11/01/2028	695	711
1.575% due 01/25/2024	39	40
1.627% due 10/01/2044	20	20
1.675% due 11/25/2021	47	47
1.821% due 10/01/2040	181	184
1.965% due 01/01/2035	135	137
1.976% due 11/01/2033	118	123
2.068% due 08/01/2033	192	199
2.070% due 02/01/2032	73	75
2.171% due 07/01/2019	83	85
2.177% due 12/01/2035	42	43
2.272% due 01/01/2018	67	69
2.295% due 12/01/2034	480	494
2.325% due 09/25/2022	11	12
2.411% due 06/01/2025	4	4
2.499% due 12/01/2035	14	15
2.500% due 07/01/2025 - 02/01/2032	222	232
2.501% due 04/01/2033	14	15
2.547% due 07/01/2035	42	44
2.565% due 05/01/2024	49	51
2.575% due 05/01/2024	113	117
2.590% due 12/01/2032	48	49
2.594% due 12/01/2033	132	137
2.610% due 04/25/2023	14	14
2.620% due 03/25/2022	22	22
2.637% due 04/01/2032	92	96
2.638% due 09/01/2033	55	57
2.648% due 02/01/2032	22	23
2.650% due 11/01/2033	15	16

2.670% due 09/25/2022 - 03/01/2034	61	63
2.720% due 01/25/2022	62	62
2.721% due 10/01/2025	73	76
2.733% due 05/01/2018	18	19
2.836% due 08/01/2031	229	237
2.857% due 03/01/2020	11	11
2.860% due 04/01/2017 - 01/01/2018	12	12
2.864% due 07/01/2017 - 07/01/2018	92	93
2.869% due 05/01/2018	37	38
2.887% due 04/01/2024	18	19
2.889% due 07/01/2025	3	3
2.957% due 03/01/2036	555	582
2.972% due 07/01/2036	103	108
2.976% due 10/01/2035	435	456
2.984% due 01/01/2035	298	312
3.000% due 12/01/2020 - 07/01/2032	116	119
3.004% due 03/01/2033	345	359
3.036% due 09/01/2017 - 03/01/2033	83	84
3.067% due 07/01/2032	40	41
3.109% due 11/01/2020	64	65
3.111% due 08/01/2017	19	19
3.125% due 08/01/2018 - 09/01/2024	90	93
3.144% due 10/01/2032	37	38
3.193% due 08/01/2032	31	32
3.250% due 09/01/2024	202	210
3.258% due 01/01/2028	4	4
3.280% due 07/01/2017	4	4
3.284% due 10/01/2034	222	231
3.287% due 12/01/2027	6	6
3.290% due 06/01/2019	18	19
3.328% due 09/01/2017	15	15
3.355% due 11/01/2018	1	1
3.361% due 08/01/2017	16	16
3.468% due 08/01/2032	26	27
3.500% due 07/01/2025 - 02/01/2028	50,004	50,543
3.545% due 01/01/2019	9	9
3.547% due 10/01/2025	4	5
3.556% due 08/01/2026	17	18
3.587% due 01/01/2029	174	179
3.590% due 07/01/2026	14	15
3.659% due 05/01/2019	10	10
3.661% due 05/01/2028	10	10
3.778% due 07/01/2018	8	8
3.802% due 01/01/2027	14	14
3.994% due 06/01/2032	361	372
4.000% due 07/01/2040	50,000	50,656
4.177% due 12/01/2027	28	29
4.256% due 07/01/2032	665	685
4.278% due 03/01/2016	5	5
4.308% due 04/01/2028	19	20
4.375% due 10/01/2016 - 11/01/2016	15	16
4.395% due 09/01/2031	162	169
4.433% due 01/01/2018	8	8
4.500% due 09/01/2016 - 07/25/2040	190,342	193,288

4.500% due 09/01/2039 - 05/01/2040 (i)	156,144	162,159
4.532% due 09/01/2030	78	82
4.609% due 11/01/2029 - 09/01/2035	122	128
4.625% due 06/01/2017 - 07/01/2017	22	23
4.654% due 09/01/2024	7	7
4.975% due 09/01/2022	30	32
5.000% due 01/01/2016 - 06/25/2043	512	538
5.120% due 09/01/2018	23	24
5.298% due 10/01/2033	10	11
5.500% due 04/01/2033 - 06/01/2048	53,425	56,762
5.500% due 05/01/2033 (i)	23,770	25,635
5.958% due 10/01/2036	65	70
5.969% due 03/01/2036	62	65
6.000% due 12/01/2032 - 09/01/2037	8,423	9,203
6.003% due 01/25/2040 (b)	15,148	1,751
6.103% due 10/25/2039 (b)	18,407	2,300
6.203% due 10/25/2036 (b)	10,650	1,258
6.416% due 04/01/2027	132	132
6.500% due 06/25/2028 - 10/25/2031	412	459
6.850% due 12/18/2027	40	45
6.900% due 05/25/2023	144	162
7.000% due 07/25/2022 - 08/01/2036	1,690	1,868
7.500% due 07/25/2022 - 06/25/2042	385	436
7.660% due 05/01/2015	915	1,000
8.000% due 07/25/2022	40	45
8.600% due 08/25/2019	287	328
Freddie Mac
0.277% due 08/05/2011 (h)	221	221
0.351% due 04/01/2011 (h)	8,623	8,635
0.607% due 03/09/2011 (h)	23	23
1.821% due 07/25/2044	36	37
2.125% due 04/01/2017	315	324
2.227% due 05/01/2035	305	317
2.359% due 02/01/2033	6	6
2.392% due 06/01/2033	51	54
2.500% due 10/01/2024	50	52
2.598% due 05/01/2033	60	63
2.611% due 10/01/2026	4	4
2.622% due 01/01/2033	28	29
2.633% due 04/01/2033	6	6
2.635% due 07/01/2025	87	90
2.658% due 11/01/2031	88	91
2.700% due 09/01/2023	37	39
2.702% due 01/01/2033	28	29
2.724% due 10/01/2032	92	95
2.732% due 09/01/2033	406	421
2.737% due 07/01/2034	286	297
2.738% due 09/01/2034	266	275
2.775% due 01/01/2035	305	316
2.790% due 12/01/2034	65	68
2.797% due 05/01/2029	126	131
2.847% due 03/01/2031	136	142
2.864% due 06/01/2019	25	26
2.867% due 09/01/2033	23	24
2.873% due 08/01/2034	5	5

2.915% due 01/01/2035	238	248
2.988% due 08/01/2024	28	30
3.000% due 03/01/2032	653	683
3.058% due 05/01/2019	8	8
3.068% due 08/01/2035	15	16
3.086% due 02/01/2018	47	48
3.125% due 07/01/2017 - 01/01/2020	64	66
3.137% due 07/01/2024	15	16
3.148% due 07/01/2033	49	51
3.156% due 11/01/2029	652	681
3.199% due 06/01/2019	58	59
3.230% due 09/01/2031	281	291
3.250% due 09/01/2032	190	197
3.254% due 09/01/2024	37	38
3.303% due 02/01/2026	60	62
3.381% due 12/01/2033	351	366
3.390% due 08/01/2034	265	274
3.499% due 11/01/2035	276	286
3.518% due 07/01/2033	200	208
3.551% due 11/01/2017	22	22
3.933% due 05/01/2019	420	429
4.000% due 02/15/2017	74	75
4.493% due 02/01/2015	60	61
4.504% due 03/01/2025	53	54
4.867% due 09/01/2018	38	40
4.880% due 03/01/2025	2	2
5.011% due 04/01/2036	41	42
5.253% due 02/01/2036	108	113
5.315% due 09/01/2037	43	45
5.452% due 09/01/2037	17	19
5.500% due 11/15/2024 - 02/01/2038	14,948	16,223
5.526% due 04/01/2036 - 05/01/2037	104	110
5.687% due 06/01/2037	7	8
5.724% due 12/01/2037	26	28
5.745% due 09/01/2037	19	20
5.779% due 11/01/2036	11	11
5.812% due 08/01/2037	18	19
5.844% due 01/01/2037	594	634
5.849% due 09/01/2037	31	34
5.859% due 08/01/2037	4	4
5.882% due 08/01/2036	20	21
5.970% due 09/01/2036	12	13
6.000% due 03/15/2017 - 12/01/2023	1,971	2,179
6.040% due 10/01/2035	287	296
6.157% due 02/01/2037	20	21
6.500% due 11/15/2021 - 03/15/2024	382	416
6.750% due 01/15/2024	41	44
6.750% due 06/15/2032 (b)	11,238	1,331
7.000% due 10/15/2013 - 12/01/2047	2,168	2,406
7.064% due 09/01/2037	582	624
7.500% due 09/01/2011 - 01/15/2023	720	768
8.500% due 06/15/2031	627	717
8.768% due 05/15/2023	57	62
9.000% due 09/15/2020 - 02/15/2021	306	340

Ginnie Mae
2.000% due 01/20/2035	10	10
2.750% due 01/20/2032 - 03/20/2032	327	334
3.000% due 10/20/2030 - 12/20/2033	223	228
3.125% due 10/20/2025 - 12/20/2026	31	32
3.250% due 02/20/2029	39	40
3.375% due 02/20/2024 - 01/20/2027	32	33
3.625% due 08/20/2027 - 10/20/2029	164	169
4.125% due 08/20/2033	24	25
4.375% due 06/20/2022 - 06/20/2032	410	424
5.500% due 04/20/2037	60	63
6.100% due 06/15/2028 - 03/15/2029	1,902	2,111
6.490% due 01/15/2028 - 01/15/2029	1,814	2,036
26.959% due 03/20/2031	1,264	2,110
Small Business Administration
5.370% due 04/01/2028	1,648	1,802
Vendee Mortgage Trust
6.500% due 09/15/2024	244	258

Total U.S. Government Agencies (Cost $609,424)		620,353

U.S. TREASURY OBLIGATIONS 17.9%
U.S. Treasury Notes
1.000% due 09/30/2011	2	2
3.125% due 05/15/2019	40,000	40,878
3.625% due 08/15/2019	161,500	170,950

Total U.S. Treasury Obligations (Cost $206,422)		211,830

MORTGAGE-BACKED SECURITIES 40.2%
Adjustable Rate Mortgage Trust
2.871% due 03/25/2035	11,229	9,886
3.113% due 05/25/2035	832	815
5.340% due 11/25/2035	1,581	1,244
American Home Mortgage Investment Trust
2.027% due 10/25/2034	4,452	3,098
ASG Resecuritization Trust
5.595% due 03/26/2037	1,061	1,061
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	126	129
5.634% due 07/10/2046	500	515
6.186% due 06/11/2035	253	265
Banc of America Funding Corp.
0.845% due 06/26/2035	9,443	8,701
0.845% due 07/26/2036	5,200	4,632
2.926% due 05/25/2035	115	28
3.044% due 06/20/2035	156	69
4.360% due 02/20/2036	162	148
5.688% due 05/20/2036	1,351	1,302
5.750% due 10/25/2035	371	343
5.942% due 10/20/2046	1,575	1,037
6.000% due 09/25/2036	2,000	1,637
Banc of America Large Loan, Inc.
1.100% due 08/15/2029	3,000	2,428

Banc of America Mortgage Securities, Inc.
0.797% due 01/25/2034	18	18
1.047% due 10/25/2035	635	530
2.869% due 06/25/2035	298	278
2.872% due 04/25/2034	114	113
2.924% due 03/25/2034	61	59
2.959% due 05/25/2034	1,261	1,167
2.993% due 04/25/2035	1,871	1,430
3.179% due 02/25/2035	2,283	1,958
3.350% due 12/25/2033	42	40
3.501% due 01/25/2034	832	813
3.550% due 07/20/2032	145	141
3.723% due 09/25/2034	203	186
3.744% due 08/25/2034	423	422
3.871% due 08/25/2034	239	214
5.123% due 09/25/2035	1,430	1,437
5.216% due 12/25/2034	592	593
5.376% due 06/25/2035	4,258	4,019
6.500% due 09/25/2033	142	147
BCAP LLC Trust
4.930% due 11/26/2035	11,000	10,508
5.338% due 05/26/2036	5,663	5,692
5.346% due 11/26/2035	3,421	3,430
5.380% due 05/26/2047	6,457	6,146
5.500% due 12/26/2035	7,138	7,039
5.625% due 04/26/2037	3,941	3,926
5.801% due 07/26/2037	4,307	4,187
Bear Stearns Adjustable Rate Mortgage Trust
2.613% due 04/25/2034	1,134	1,014
3.324% due 01/25/2035	1,866	1,532
3.600% due 04/25/2034	3,937	3,281
3.735% due 10/25/2035	8,223	7,322
4.625% due 10/25/2035	1,363	1,203
5.354% due 03/25/2035	1,482	1,274
5.701% due 02/25/2036	2,214	1,552
Bear Stearns Alt-A Trust
0.507% due 06/25/2046	2,802	1,240
5.572% due 03/25/2036	377	198
6.213% due 08/25/2036	2,504	1,605
Bear Stearns Alt-A Trust II
5.746% due 09/25/2047	734	457
Bear Stearns Commercial Mortgage Securities
5.603% due 03/13/2040	3,989	3,252
5.694% due 06/11/2050	1,000	1,015
5.907% due 06/11/2040	5,800	5,915
6.440% due 06/16/2030	1	1
7.000% due 05/20/2030	391	434
CC Mortgage Funding Corp.
0.477% due 05/25/2048	333	128
Chase Mortgage Finance Corp.
3.274% due 02/25/2037	892	877
5.000% due 11/25/2033	217	222
5.956% due 12/25/2037	1,661	1,466
5.980% due 09/25/2036	27	27
6.000% due 10/25/2036	1,165	1,006
6.000% due 03/25/2037	3,600	3,029
Citigroup Mortgage Loan Trust, Inc.
3.111% due 09/25/2034	8,221	7,596
3.938% due 08/25/2035	1,342	1,162
5.627% due 11/25/2036	2,868	2,128
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	6,000	5,842
CitiMortgage Alternative Loan Trust
5.750% due 12/25/2036	2,000	1,451

Countrywide Alternative Loan Trust
0.517% due 01/25/2037		600	308
0.627% due 12/25/2035		364	238
0.657% due 08/25/2035		4,926	1,955
1.147% due 01/25/2036		3,144	1,963
1.722% due 07/20/2035		187	106
5.170% due 12/25/2035		1,118	789
5.500% due 08/25/2034		1,049	1,045
5.500% due 02/25/2036		3,626	2,846
5.787% due 02/25/2037		3,136	2,190
6.000% due 12/25/2033		107	104
6.000% due 04/25/2037		2,128	1,379
6.250% due 08/25/2037		1,817	1,194
6.500% due 06/25/2036		1,391	845
Countrywide Home Loan Mortgage Pass-Through Trust
0.577% due 05/25/2035		507	291
0.617% due 03/25/2035		1,596	1,176
0.667% due 03/25/2035		260	141
2.341% due 09/25/2034		183	115
3.028% due 07/19/2033		275	238
3.182% due 02/25/2034		206	215
3.290% due 05/19/2033		174	165
4.570% due 12/19/2033		260	258
5.203% due 02/25/2047		362	217
5.250% due 02/20/2036		159	116
5.273% due 04/25/2035		897	772
6.000% due 04/25/2037		1,920	1,513
6.000% due 07/25/2037		4,474	3,406
6.250% due 09/25/2036		2,000	1,686
Credit Suisse First Boston Mortgage Securities Corp.
1.497% due 03/25/2034		870	731
2.918% due 08/25/2033		1,517	1,467
5.250% due 08/25/2035		1,403	1,348
5.288% due 03/25/2034		169	143
5.603% due 07/15/2035		500	530
5.750% due 04/22/2033		629	647
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		1,900	1,872
5.500% due 04/26/2037		2,482	2,451
5.509% due 04/15/2047		3,000	3,139
5.695% due 09/15/2040		3,000	2,856
6.000% due 02/25/2037		2,000	1,631
6.500% due 07/26/2036		940	520
Deutsche ALT-A Securities, Inc.
0.497% due 02/25/2047		1,405	735
0.572% due 10/25/2035		16	16
5.000% due 10/25/2018		562	574
Deutsche Mortgage Securities, Inc.
5.180% due 06/26/2035		1,332	1,110
5.190% due 06/26/2035		554	541
Downey Savings & Loan Association Mortgage Loan Trust
0.528% due 04/19/2048		655	224
0.748% due 11/19/2044		115	42
2.656% due 07/19/2044		75	53
E-MAC NL BV
0.824% due 07/25/2036	EUR	1,693	1,716
Eurosail PLC
0.838% due 03/13/2045		3,603	4,065
0.890% due 12/15/2044	GBP	2,762	3,642
0.891% due 03/13/2045		3,900	5,080

First Horizon Asset Securities, Inc.
0.847% due 03/25/2018		$105	99
2.786% due 03/25/2033		137	133
2.800% due 06/25/2034		385	389
2.875% due 06/25/2035		4,167	3,639
3.004% due 10/25/2034		1,511	1,455
5.330% due 02/25/2035		1,319	1,254
5.470% due 01/25/2037		2,025	1,650
5.561% due 10/25/2035		229	215
First Republic Mortgage Loan Trust
0.700% due 11/15/2031		49	43
0.850% due 11/15/2030		349	327
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		500	527
GMAC Mortgage Corp. Loan Trust
3.356% due 05/25/2035		596	491
Great Hall Mortgages PLC
0.857% due 03/18/2039	EUR	1,178	1,249
0.877% due 06/18/2038		889	955
Greenpoint Mortgage Funding Trust
0.527% due 01/25/2037		$2,518	1,360
0.607% due 10/25/2045		911	526
GS Mortgage Securities Corp.
7.500% due 10/25/2036		92	82
GS Mortgage Securities Corp. II
1.401% due 03/06/2020		2,000	1,691
GSAA Trust
6.000% due 04/01/2034		297	300
GSR Mortgage Loan Trust
2.230% due 04/25/2032		53	43
2.943% due 09/25/2035		281	216
3.549% due 08/25/2034		324	270
3.563% due 09/25/2034		159	143
5.209% due 11/25/2035		360	338
5.750% due 02/25/2037		540	429
Harborview Mortgage Loan Trust
0.518% due 12/19/2036		526	328
0.538% due 01/19/2038		4,798	2,549
0.558% due 11/19/2036		7,761	4,552
0.598% due 01/19/2036		238	134
0.658% due 08/19/2045		47	29
0.728% due 01/19/2035		979	486
0.748% due 11/19/2034		277	151
2.964% due 07/19/2035		6,199	4,883
5.750% due 08/19/2036		4,156	2,911
6.032% due 06/19/2036		1,045	551
Indymac Index Mortgage Loan Trust
0.537% due 09/25/2046		1,221	660
0.557% due 05/25/2046		1,491	779
1.147% due 08/25/2034		261	157
3.380% due 10/25/2034		235	209
3.398% due 09/25/2036		1,007	565
5.383% due 11/25/2035		3,097	2,391
IntesaBci Sec 2 SRL
0.977% due 08/28/2023	EUR	1,224	1,483
JLOC Ltd.
0.505% due 02/16/2016	JPY	6,113	53
JPMorgan Alternative Loan Trust
0.847% due 06/27/2037		$18,064	14,768
5.550% due 10/25/2036		207	195
JPMorgan Chase Commercial Mortgage Securities Corp.
5.720% due 03/18/2051		2,000	1,628

JPMorgan Mortgage Trust
3.448% due 07/25/2035	1,196	1,142
4.098% due 10/25/2033	574	567
5.051% due 11/25/2035	1,201	1,132
5.340% due 10/25/2035	3,809	3,615
5.599% due 10/25/2035	45	37
5.733% due 05/25/2036	4,277	3,679
5.737% due 06/25/2036	329	254
5.752% due 04/25/2036	2,000	1,595
6.000% due 08/25/2037	614	524
6.079% due 10/25/2036	1,097	945
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	517
5.430% due 02/15/2040	500	503
Lehman XS Trust
0.447% due 05/25/2046	858	381
MASTR Adjustable Rate Mortgages Trust
0.587% due 05/25/2037	813	378
2.759% due 09/25/2033	1,279	1,092
2.768% due 10/25/2032	1,081	1,082
2.959% due 11/21/2034	2,422	2,155
2.975% due 04/21/2034	42	41
MASTR Alternative Loans Trust
7.000% due 06/25/2034	85	86
MASTR Asset Securitization Trust
5.500% due 07/25/2033	171	176
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	1,171	1,110
MASTR Seasoned Securities Trust
4.704% due 10/25/2032	1,135	956
6.500% due 08/25/2032	537	576
Mellon Residential Funding Corp.
0.790% due 12/15/2030	42	39
1.090% due 09/15/2030	532	467
Merrill Lynch Alternative Note Asset
0.647% due 03/25/2037	603	245
5.418% due 06/25/2037	454	235
Merrill Lynch Floating Trust
0.888% due 07/09/2021	4,999	4,618
Merrill Lynch Mortgage Investors, Inc.
2.821% due 02/25/2034	282	264
3.604% due 09/25/2033	41	42
5.220% due 12/25/2035	280	218
MLCC Mortgage Investors, Inc.
0.512% due 11/25/2035	965	842
0.687% due 04/25/2028	97	87
0.774% due 10/25/2028	531	504
1.049% due 01/25/2030	284	256
2.004% due 05/25/2029	331	327
2.015% due 01/25/2029	359	357
2.058% due 01/25/2029	4,842	3,976
2.234% due 08/25/2029	1,724	1,651
2.553% due 12/25/2034	3,800	3,478
Morgan Stanley Capital I
5.328% due 11/12/2041	580	604
5.809% due 12/12/2049	1,300	1,349
Morgan Stanley Mortgage Loan Trust
2.552% due 07/25/2035	812	576
2.797% due 10/25/2034	379	311
5.449% due 12/25/2035	5,649	4,750
5.593% due 07/25/2035	132	117
6.000% due 08/25/2037	2,000	1,666
Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045	6,000	6,303

Newgate Funding PLC
1.330% due 12/15/2050	GBP	281	394
Nomura Asset Acceptance Corp.
5.500% due 05/25/2033		$67	68
6.000% due 05/25/2033		26	27
6.500% due 02/25/2035		522	502
7.000% due 04/25/2033		11	12
OBP Depositor LLC Trust
4.646% due 07/15/2045 (c)		8,000	8,102
Opera Finance PLC
0.834% due 01/15/2015	EUR	7,000	6,416
0.912% due 02/15/2012		4,577	4,819
Paragon Mortgages PLC
1.103% due 05/15/2034		406	422
Provident Funding Mortgage Loan Trust
2.830% due 04/25/2034		$354	348
RBSCF Trust
6.068% due 09/17/2039		3,000	3,137
RBSSP Resecuritization Trust
5.540% due 12/26/2036		13,997	13,766
6.020% due 10/26/2036		8,665	8,594
Real Estate Capital PLC
0.851% due 07/15/2016	GBP	3,956	5,009
Residential Accredit Loans, Inc.
0.527% due 06/25/2046		$1,537	640
0.597% due 02/25/2036		1,560	838
0.677% due 04/25/2037		3,017	1,362
5.000% due 09/25/2019		511	527
6.000% due 10/25/2034		1,039	1,003
6.000% due 08/25/2035		2,392	1,882
Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031		585	592
7.500% due 05/25/2032		242	228
7.500% due 07/25/2032		1,670	1,679
Residential Asset Securitization Trust
4.750% due 02/25/2019		329	333
5.123% due 12/25/2034		1,493	1,474
6.000% due 03/25/2037		1,847	1,245
Residential Funding Mortgage Securities I
3.611% due 09/25/2035		3,037	2,376
5.250% due 01/25/2036		2,000	1,742
5.753% due 07/27/2037		1,087	822
6.041% due 09/25/2036		48	37
RMAC Securities PLC
0.881% due 06/12/2044	GBP	2,970	3,908
Sequoia Mortgage Trust
0.648% due 12/20/2034		$7	6
0.668% due 01/20/2034		332	283
0.698% due 07/20/2033		299	251
0.698% due 09/20/2034		1,322	1,142
0.728% due 10/20/2027		33	29
0.728% due 04/20/2033		484	434
0.748% due 10/20/2027		220	202
1.008% due 06/20/2033		645	554
1.248% due 12/20/2032		177	157
2.697% due 01/20/2047		716	574
Structured Adjustable Rate Mortgage Loan Trust
2.650% due 11/25/2034		1,025	766
2.678% due 06/25/2034		409	372
4.540% due 08/25/2035		4,152	3,315
5.400% due 11/25/2035		2,475	1,896

Structured Asset Mortgage Investments, Inc.
0.557% due 08/25/2036		4,885	2,698
0.577% due 07/25/2046		118	30
0.688% due 05/19/2035		4,166	2,980
4.572% due 05/25/2045		75	39
Superannuation Members Home Loan Programme
6.083% due 11/07/2040	AUD	1,660	1,404
Thornburg Mortgage Securities Trust
0.463% due 07/25/2036		$2,000	1,965
0.473% due 06/25/2037		1,364	1,325
0.483% due 06/25/2037		447	432
0.567% due 06/25/2047		848	789
0.717% due 09/25/2044		1,918	1,768
0.887% due 03/25/2044		206	142
3.739% due 10/25/2043		1,185	1,133
6.207% due 09/25/2037		5,381	5,138
UBS Commercial Mortgage Trust
0.925% due 07/15/2024		2,000	1,582
1.250% due 07/15/2024		3,918	3,381
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		958	962
Wachovia Bank Commercial Mortgage Trust
0.470% due 09/15/2021		2,000	1,642
5.509% due 04/15/2047		725	681
Wachovia Mortgage Loan Trust LLC
5.426% due 10/20/2035		1,253	1,159
6.303% due 03/20/2037		644	485
WaMu Mortgage Pass-Through Certificates
0.637% due 12/25/2045		165	110
0.657% due 01/25/2045		178	136
0.775% due 10/25/2044		178	120
0.815% due 11/25/2034		182	76
0.887% due 12/25/2027		292	263
1.127% due 10/25/2045		6,604	5,123
1.412% due 02/25/2046		302	205
1.621% due 11/25/2042		12	11
2.386% due 03/25/2033		2,345	2,184
2.701% due 06/25/2033		672	659
2.727% due 03/25/2035		397	377
3.325% due 05/25/2046		2,210	1,411
3.359% due 07/25/2046		1,136	790
5.029% due 12/25/2035		615	577
5.504% due 12/25/2036		2,930	2,158
5.544% due 11/25/2036		616	478
5.693% due 10/25/2036		1,171	911
5.707% due 11/25/2036		2,270	1,670
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.607% due 12/25/2035		910	492
Wells Fargo Mortgage-Backed Securities Trust
0.647% due 04/25/2037		3,558	2,605
2.922% due 06/25/2035		981	919
2.998% due 09/25/2034		169	160
3.014% due 11/25/2034		895	869
3.020% due 09/25/2034		582	569
3.114% due 09/25/2034		227	225
3.143% due 10/25/2034		61	60
3.225% due 10/25/2034		194	182
5.043% due 03/25/2036		2,006	1,802
5.295% due 05/25/2035		3,043	2,986
5.298% due 06/26/2035		1,464	1,405
5.500% due 12/25/2033		37	38
5.500% due 01/25/2036		289	265
6.000% due 08/25/2036		5,928	4,951

6.000% due 11/25/2036		2,792	2,437
6.000% due 10/25/2037		1,576	1,399
18.433% due 03/25/2036		931	1,034
Windermere CMBS PLC
0.870% due 08/22/2016	EUR	1,907	1,966

Total Mortgage-Backed Securities (Cost $470,746)			475,218

ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp.
0.747% due 02/25/2034		$656	500
Advanta Business Card Master Trust
0.598% due 06/20/2014		2,000	1,563
0.598% due 12/22/2014		1,000	782
Ameriquest Mortgage Securities, Inc.
3.872% due 11/25/2032 (a)		173	14
5.972% due 02/25/2033 (a)		106	9
Amortizing Residential Collateral Trust
0.927% due 07/25/2032		185	157
Arran Corporate Loans BV
0.899% due 06/20/2025	EUR	476	576
0.901% due 06/20/2025	GBP	1,409	2,080
Asset-Backed European Securitisation Transaction SRL
1.435% due 07/01/2013	EUR	677	816
Bayview Financial Acquisition Trust
0.932% due 08/28/2044		$1,551	1,398
5.660% due 12/28/2036		2,400	2,391
Bear Stearns Asset-Backed Securities Trust
0.747% due 10/27/2032		46	35
0.747% due 12/25/2042		2,045	1,786
0.837% due 06/25/2036		400	212
1.007% due 10/25/2032		78	72
1.347% due 10/25/2037		150	116
5.250% due 10/25/2033		1,543	1,540
5.500% due 06/25/2034		1,542	1,408
5.500% due 08/25/2036		3,184	1,793
Bear Stearns Second Lien Trust
0.567% due 12/25/2036		711	557
Chase Funding Mortgage Loan Asset-Backed Certificates
0.987% due 11/25/2031		46	41
Conseco Financial Corp.
6.870% due 01/15/2029		343	365
Countrywide Asset-Backed Certificates
0.447% due 09/25/2047		219	210
0.687% due 12/25/2036		1,500	678
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036		107	105
0.537% due 03/25/2036		801	580
Globaldrive BV
1.093% due 06/20/2015	EUR	200	222
Greenpoint Manufactured Housing
8.300% due 10/15/2026		$1,500	1,410
Greenpoint Mortgage Funding Trust
0.597% due 07/25/2030		210	200
GSAA Trust
0.617% due 06/25/2035		538	387
0.717% due 06/25/2035		1,250	753
HSBC Home Equity Loan Trust
0.638% due 01/20/2034		2,511	2,286

HSI Asset Securitization Corp. Trust
0.397% due 10/25/2036		159	127
0.397% due 12/25/2036		1,091	990
0.407% due 05/25/2037		234	225
IMC Home Equity Loan Trust
7.520% due 08/20/2028		167	166
Irwin Home Equity Corp.
0.887% due 07/25/2032		6	3
JPMorgan Mortgage Acquisition Corp.
0.397% due 10/25/2036		151	145
MBNA Credit Card Master Note Trust
0.835% due 10/17/2013	EUR	6,000	7,251
Merrill Lynch First Franklin Mortgage Loan Trust
0.587% due 05/25/2037		$2,455	1,136
Morgan Stanley ABS Capital I
0.527% due 01/25/2036		428	372
0.877% due 09/25/2034		323	258
1.427% due 03/25/2033		206	184
Morgan Stanley Home Equity Loan Trust
0.677% due 12/25/2035		390	269
Morgan Stanley Mortgage Loan Trust
5.622% due 01/25/2047		2,369	1,886
6.000% due 07/25/2047		1,534	1,086
Nationstar Home Mortgage LLC
0.987% due 06/25/2034		1,192	856
New Century Home Equity Loan Trust
0.717% due 08/25/2034		57	41
Oakwood Mortgage Investors, Inc.
6.340% due 04/15/2029		1,712	1,712
Primus CLO Ltd.
0.535% due 07/15/2021		10,039	8,996
Renaissance Home Equity Loan Trust
0.847% due 12/25/2033		218	177
Residential Asset Mortgage Products, Inc.
0.727% due 10/25/2046		4,316	2,515
1.547% due 09/25/2047		4,113	2,846
4.790% due 06/25/2033		220	219
5.340% due 08/25/2033		1,454	1,438
Residential Asset Securities Corp.
6.084% due 06/25/2032		192	149
6.349% due 03/25/2032		225	187
Salomon Brothers Mortgage Securities VII, Inc.
0.902% due 10/25/2028		105	99
SBI HELOC Trust
0.517% due 08/25/2036		20	19
Securitized Asset-Backed Receivables LLC Trust
0.677% due 10/25/2035		225	202
SLM Student Loan Trust
2.846% due 12/16/2019 (c)		4,900	4,900
Soundview Home Equity Loan Trust
1.147% due 10/25/2037		122	120
Specialty Underwriting & Residential Finance
0.597% due 09/25/2036		491	448
Stony Hill CDO III Ltd.
0.756% due 10/15/2013		2,861	2,748
Structured Asset Securities Corp.
1.843% due 04/25/2035		837	614
Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		21	21

Total Asset-Backed Securities (Cost $66,958)			67,447

	SHARES
COMMON STOCKS 0.1%
CIT Group, Inc. (e)	20,752	703

Total Common Stocks (Cost $532)		703

CONVERTIBLE PREFERRED SECURITIES 0.4%
Bank of America Corp.
7.250% due 12/31/2049	800	726
PPL Corp.
9.500% due 07/01/2013	76,700	3,966
Wells Fargo & Co.
7.500% due 12/31/2049	300	280

Total Convertible Preferred Securities (Cost $4,777)		4,972

PREFERRED STOCKS 0.1%
SLM Corp.
4.071% due 01/16/2018	51,000	840

Total Preferred Stocks (Cost $574)		840

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.2%
REPURCHASE AGREEMENTS 1.1%
Barclays Capital, Inc.
0.010% due 07/01/2010	$7,200	7,200
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $7,345. Repurchase proceeds are $7,200.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	5,000	5,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $5,119. Repurchase proceeds are $5,000.)
Deutsche Bank AG
0.020% due 07/01/2010	400	400
(Dated 06/30/2010. Collateralized by Fannie Mae 2.400% due 08/24/2012 valued at $409. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	573	573
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $589. Repurchase proceeds are $573.)

		13,173

U.S. TREASURY BILLS 0.9%
0.182% due 07/08/2010 - 09/02/2010 (f)(h)	10,122	10,120

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 2.2%
	2,591,612	25,952

Total Short-Term Instruments (Cost $49,242)		49,245

Total Investments 140.0% (Cost $1,621,076)		$1,654,104
Written Options (k) (0.0%) (Premiums $319)		(646)
Other Assets and Liabilities (Net) (40.0%)		(472,290)

Net Assets 100.0%		$1,181,168

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	When-Issued security.

(d)	Payment in-kind bond security.

(e)	Non-income producing security.

(f)	Coupon represents a weighted average yield.

(g)	Affiliated to the Fund.

(h)	Securities with an aggregate market value of $18,999 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(i)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $136,819 at a weighted average interest rate of 0.236%. On June 30, 2010, securities valued at $145,269 were pledged as collateral for reverse repurchase agreements.

(j)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp.	CITI	(5.000%	)	06/20/2017	4.437%	$2,000	$(64)	$0	$(64)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.808%	2,000	(76)	0	(76)
Forest Oil Corp.	GSC	(5.000%	)	06/20/2017	4.911%	2,000	(12)	10	(22)
JPMorgan Chase & Co.	CITI	(4.050%	)	09/20/2012	0.879%	137	(10)	0	(10)
JPMorgan Chase & Co.	GSC	(3.000%	)	12/20/2017	1.127%	1,000	(124)	0	(124)

							$(286)	$10	$(296)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	MLP	4.100%	12/20/2013	1.012%		$2,000	$210	$0	$210
American International Group, Inc.	DUB	2.100%	03/20/2013	3.156%		3,000	(78)	0	(78)
Anadarko Petroleum Corp.	GSC	5.000%	09/20/2015	7.435%		10,000	(829)	(400)	(429)
Chesapeake Energy Corp.	CITI	5.000%	06/20/2015	4.148%		2,500	96	41	55
Forest Oil Corp.	GSC	5.000%	06/20/2015	4.613%		2,500	44	20	24
General Electric Capital Corp.	DUB	4.820%	12/20/2013	2.030%		2,000	185	0	185
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.485%	EUR	10,000	(5)	0	(5)
Republic of Italy Government Bond	DUB	1.000%	06/20/2011	1.804%		$10,000	(75)	(112)	37
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.539%		300	(16)	(56)	40
SLM Corp.	MLP	5.000%	12/20/2013	5.754%		2,000	(42)	(245)	203

							$(510)	$(752)	$242

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CSFB	0.540%	07/25/2045	$3,202	$(2,688)	$(1,393)	$(1,295)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	1,825	(1,527)	(766)	(761)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	8,728	(8,223)	(6,939)	(1,284)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037	2,380	(2,242)	(1,452)	(790)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038	2,375	(2,226)	(1,472)	(754)
ABX.HE AAA 06-1 Index	BCLY	0.180%	07/25/2045	5,428	(694)	(996)	302
ABX.HE AAA 06-1 Index	RBS	0.180%	07/25/2045	6,077	(777)	(851)	74
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	48	0	0	0
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	1,925	(12)	0	(12)
CDX.HY-9 5-Year Index 35-100%	MLP	1.442%	12/20/2012	9,627	11	0	11
CDX.HY-14 5-Year Index	CSFB	5.000%	06/20/2015	5,000	(267)	(209)	(58)
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	10,000	59	0	59

					$(18,586)	$(14,078)	$(4,508)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call-OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$2,900	$20	$68
Put-OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	2,900	10	0
Call-OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	24,700	116	578
Put-OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	24,700	173	0

							$319	$646

(l)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,000	07/2010	JPM	$58	$0	$58
Sell	EUR	1,589	07/2010	BNP	22	0	22
Sell		14,016	07/2010	CITI	48	(86)	(38)
Buy		96	07/2010	CSFB	2	0	2
Sell		3,642	07/2010	CSFB	254	(25)	229
Sell		1,899	07/2010	DUB	5	0	5
Sell		2,945	07/2010	RBS	17	0	17
Sell		6,819	08/2010	CITI	77	0	77
Buy	GBP	77	09/2010	BOA	1	0	1
Sell		17,537	09/2010	BOA	0	(211)	(211)
Sell		3,318	09/2010	CITI	8	0	8
Sell		803	09/2010	RBS	0	(7)	(7)
Sell	JPY	10,000	07/2010	BOA	0	(4)	(4)

					$492	$(333)	$159

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$3,696	$0	$3,696
Corporate Bonds & Notes	0	206,581	1,410	207,991
Convertible Bonds & Notes	0	6,483	0	6,483
Municipal Bonds & Notes	0	5,326	0	5,326
U.S. Government Agencies	0	608,260	12,093	620,353
U.S. Treasury Obligations	0	211,830	0	211,830
Mortgage-Backed Securities	0	446,082	29,136	475,218
Asset-Backed Securities	4,900	50,803	11,744	67,447
Common Stocks	703	0	0	703
Convertible Preferred Securities	1,006	3,966	0	4,972
Preferred Stocks	0	840	0	840
Short-Term Instruments	25,952	23,293	0	49,245

Investments, at value	$32,561	$1,567,160	$54,383	$1,654,104
Financial Derivative Instruments(3)	$0	$(5,049)	$0	$(5,049)

Totals	$32,561	$1,562,111	$54,383	$1,649,055

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Mortgage-Backed Securities	$2,716	$(2,736)	$(2)	$0	$22	$0	$0	$0	$0
Corporate Bonds & Notes	1,829	(436)	5	18	(6)	0	0	1,410	(4)
U.S. Government Agencies	0	11,800	0	0	293	0	0	12,093	293
Mortgage-Backed Securities	2,205	28,397	1	10	(72)	0	(1,405)	29,136	(213)
Asset-Backed Securities	11,967	(233)	46	26	(62)	0	0	11,744	(53)
Common Stocks	0	0	0	0	0	0	0	0	0

Investments, at value	$18,717	$36,792	$50	$54	$175	$0	$(1,405)	$54,383	$23

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (Unhedged)

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 23.1%
BANKING & FINANCE 18.0%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$100	$110
Ally Financial, Inc.
6.750% due 12/01/2014		625	605
6.875% due 08/28/2012		200	200
American Express Co.
7.000% due 03/19/2018		100	116
American Express Credit Corp.
5.875% due 05/02/2013		100	109
American Express Travel Related Services Co., Inc.
0.554% due 06/01/2011		400	396
5.250% due 11/21/2011		100	104
American General Finance Corp.
6.900% due 12/15/2017		200	160
American International Group, Inc.
4.000% due 09/20/2011	EUR	100	120
5.850% due 01/16/2018		$600	539
ANZ National International Ltd.
6.200% due 07/19/2013		100	111
Bank of America Corp.
5.750% due 12/01/2017		200	208
Barclays Bank PLC
6.050% due 12/04/2017		100	101
Bear Stearns Cos. LLC
0.945% due 07/27/2012	EUR	100	121
BNP Paribas
0.695% due 04/08/2013		$100	98
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	66
CIT Group, Inc.
7.000% due 05/01/2013		11	10
7.000% due 05/01/2014		16	15
7.000% due 05/01/2015		116	108
7.000% due 05/01/2016		27	25
7.000% due 05/01/2017		37	34
Citigroup Capital XXI
8.300% due 12/21/2057		900	881
Citigroup, Inc.
5.625% due 08/27/2012		100	103
6.000% due 08/15/2017		200	208
8.500% due 05/22/2019		100	119
Countrywide Financial Corp.
5.800% due 06/07/2012		200	210
Deutsche Bank AG
1.236% due 02/17/2015		200	197
Dexia Credit Local
1.188% due 09/23/2011		200	200
2.000% due 03/05/2013		2,400	2,401
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		500	514
Goldman Sachs Group, Inc.
1.004% due 01/30/2017	EUR	400	419
6.750% due 10/01/2037		$1,200	1,181
HSBC Holdings PLC
6.500% due 05/02/2036		200	208
ING Bank NV
2.625% due 02/09/2012		300	306
International Lease Finance Corp.
5.400% due 02/15/2012		1,900	1,810
JPMorgan Chase & Co.
6.000% due 01/15/2018		100	111

JPMorgan Chase Capital XXI
1.294% due 02/02/2037		300	219
KeyBank N.A.
0.815% due 11/21/2011	EUR	100	117
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$500	104
Lloyds TSB Bank PLC
5.800% due 01/13/2020		300	284
12.000% due 12/29/2049		300	302
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		400	428
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	107
Nordea Bank AB
4.875% due 01/27/2020		300	309
Northern Rock Asset Management PLC
5.625% due 06/22/2017		500	517
Pricoa Global Funding I
0.438% due 01/30/2012		100	98
0.737% due 09/27/2013		100	96
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	100	93
Principal Life Income Funding Trusts
5.550% due 04/27/2015		$100	108
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,100	2,105
2.625% due 05/11/2012		800	819
6.990% due 10/29/2049		200	131
SLM Corp.
0.476% due 07/26/2010		300	300
0.616% due 01/27/2014		200	165
UBS AG
5.875% due 12/20/2017		100	106
UBS Preferred Funding Trust V
6.243% due 05/29/2049		700	607
Wells Fargo & Co.
7.980% due 03/29/2049		700	724

			19,963

INDUSTRIALS 3.7%
Altria Group, Inc.
4.125% due 09/11/2015		100	102
Amgen, Inc.
6.900% due 06/01/2038		400	505
AstraZeneca PLC
5.900% due 09/15/2017		100	117
Dell, Inc.
4.700% due 04/15/2013		200	217
Dow Chemical Co.
4.850% due 08/15/2012		300	317
HCA, Inc.
8.500% due 04/15/2019		800	852
International Business Machines Corp.
5.700% due 09/14/2017		400	466
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		300	325
Kraft Foods, Inc.
6.125% due 02/01/2018		100	114
Oracle Corp.
4.950% due 04/15/2013		300	328
5.750% due 04/15/2018		200	232
Philip Morris International, Inc.
6.375% due 05/16/2038		100	118

Rohm and Haas Co.
6.000% due 09/15/2017	100	109
Union Pacific Corp.
5.700% due 08/15/2018	200	224
UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	107

		4,133

UTILITIES 1.4%
AT&T, Inc.
6.300% due 01/15/2038	200	218
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	400	435
Enel Finance International S.A.
6.800% due 09/15/2037	300	323
NGPL PipeCo LLC
6.514% due 12/15/2012	100	100
Verizon Communications, Inc.
5.250% due 04/15/2013	100	110
Verizon Wireless Capital LLC
5.250% due 02/01/2012	300	318

		1,504

Total Corporate Bonds & Notes (Cost $24,274)		25,600

MUNICIPAL BONDS & NOTES 2.5%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105
7.500% due 04/01/2034	100	107
7.550% due 04/01/2039	100	107
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	400	421
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	222
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	99
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	100	105
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	200	200
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	100	107
University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	1,000	1,011
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	200	206
Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020	200	134

Total Municipal Bonds & Notes (Cost $2,717)		2,824

U.S. GOVERNMENT AGENCIES 19.6%
Fannie Mae
0.697% due 07/25/2037	379	378
0.727% due 07/25/2037	420	419
0.747% due 09/25/2035	271	267

0.757% due 09/25/2035	500	493
1.067% due 06/25/2037	551	551
1.077% due 06/25/2040	2,739	2,739
1.087% due 03/25/2040	624	625
4.000% due 07/01/2040	1,000	1,013
4.500% due 07/01/2040 - 08/01/2040	5,000	5,176
5.000% due 02/25/2017	9	9
5.500% due 02/01/2018 - 10/01/2036	1,746	1,882
6.000% due 08/01/2040	1,000	1,082
6.500% due 10/01/2035 - 07/01/2040	1,260	1,381
Freddie Mac
1.050% due 08/15/2037	492	492
1.060% due 10/15/2037	127	127
1.070% due 05/15/2037 - 09/15/2037	588	588
1.125% due 07/27/2012	100	101
5.500% due 07/01/2038 - 08/01/2040	2,257	2,415
Ginnie Mae
6.000% due 08/15/2037	756	826
Small Business Administration
4.430% due 05/01/2029	277	295
5.290% due 12/01/2027	78	86
5.490% due 03/01/2028	582	636
6.220% due 12/01/2028	87	98

Total U.S. Government Agencies (Cost $21,263)		21,679

U.S. TREASURY OBLIGATIONS 20.5%
Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	104	106
2.375% due 01/15/2025	694	772
2.375% due 01/15/2027	1,189	1,320
U.S. Treasury Bonds
4.375% due 11/15/2039	100	108
4.375% due 05/15/2040	400	434
4.750% due 02/15/2037	200	230
5.375% due 02/15/2031	100	123
8.750% due 05/15/2020	200	299
U.S. Treasury Notes
0.750% due 05/31/2012	3,670	3,682
1.125% due 06/15/2013	1,400	1,406
1.375% due 05/15/2013	800	810
1.875% due 06/30/2015	1,600	1,607
2.125% due 05/31/2015	1,200	1,221
2.500% due 06/30/2017	3,000	3,016
2.750% due 05/31/2017	200	204
3.125% due 04/30/2017	700	732
3.500% due 05/15/2020	4,700	4,925
3.625% due 02/15/2020	1,600	1,693

Total U.S. Treasury Obligations (Cost $22,216)		22,688

MORTGAGE-BACKED SECURITIES 4.0%
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	600	581
Bear Stearns Alt-A Trust
0.507% due 02/25/2034	215	161
Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	16	16

Countrywide Alternative Loan Trust
0.507% due 02/25/2047	183	110
1.421% due 02/25/2036	113	65
Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	135	124
3.506% due 11/25/2034	81	69
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	5	5
Greenpoint Mortgage Funding Trust
0.427% due 01/25/2047	30	28
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	121	117
GSR Mortgage Loan Trust
5.209% due 11/25/2035	63	59
6.000% due 03/25/2037	57	49
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	594
5.420% due 01/15/2049	300	294
JPMorgan Mortgage Trust
5.017% due 02/25/2035	37	37
5.750% due 01/25/2036	53	47
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	28	21
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	52	45
Morgan Stanley Capital I
0.410% due 10/15/2020	33	30
5.809% due 12/12/2049	500	519
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035	91	58
OBP Depositor LLC Trust
4.646% due 07/15/2045 (b)	500	510
Residential Accredit Loans, Inc.
1.772% due 09/25/2045	192	109
Structured Asset Mortgage Investments, Inc.
0.477% due 03/25/2037	107	58
0.598% due 07/19/2035	47	42
TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	39	36
Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	150	127
WaMu Mortgage Pass-Through Certificates
0.987% due 12/25/2027	184	166
1.151% due 01/25/2047	65	39
1.412% due 02/25/2046	378	256
Wells Fargo Mortgage-Backed Securities Trust
4.886% due 01/25/2035	74	72

Total Mortgage-Backed Securities (Cost $4,833)		4,444

ASSET-BACKED SECURITIES 1.0%
Asset-Backed Funding Certificates
0.407% due 01/25/2037	9	9
Bear Stearns Asset-Backed Securities Trust
0.437% due 06/25/2047	29	28
BNC Mortgage Loan Trust
0.447% due 05/25/2037	89	78
Citigroup Mortgage Loan Trust, Inc.
0.457% due 08/25/2036	174	142

Countrywide Asset-Backed Certificates
0.397% due 07/25/2037		143	139
0.397% due 06/25/2047		79	77
0.417% due 06/25/2047		16	16
0.427% due 06/25/2037		56	54
0.427% due 10/25/2047		76	72
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		88	88
GSAMP Trust
0.417% due 12/25/2036		69	45
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036		87	81
MASTR Asset-Backed Securities Trust
0.397% due 01/25/2037		43	15
0.407% due 11/25/2036		15	15
Morgan Stanley ABS Capital I
0.387% due 01/25/2037		15	14
0.397% due 11/25/2036		16	15
Residential Asset Securities Corp.
0.417% due 02/25/2037		39	37
Securitized Asset-Backed Receivables LLC Trust
0.387% due 01/25/2037		99	94
Soundview Home Equity Loan Trust
0.427% due 06/25/2037		62	51
Specialty Underwriting & Residential Finance
0.407% due 01/25/2038		51	44

Total Asset-Backed Securities (Cost $1,255)			1,114

SOVEREIGN ISSUES 0.8%
Canada Government Bond
2.000% due 12/01/2014	CAD	600	558
Export-Import Bank of Korea
5.125% due 06/29/2020		$100	101
Korea Development Bank
4.375% due 08/10/2015		200	204

Total Sovereign Issues (Cost $866)			863

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
Motors Liquidation Co.
5.250% due 03/06/2032		8,000	54
Wells Fargo & Co.
7.500% due 12/31/2049		600	561

Total Convertible Preferred Securities (Cost $606)			615

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 59.6%
REPURCHASE AGREEMENTS 4.3%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010		$4,100	4,100
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $4,202. Repurchase proceeds are $4,100.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	693	693
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $709. Repurchase proceeds are $693.)

		4,793

U.S. TREASURY BILLS 21.8%
0.143% due 07/01/2010 - 08/26/2010 (c)(f)(g)	24,074	24,072

U.S. TREASURY CASH MANAGEMENT BILLS 4.1%
0.075% due 07/15/2010 (f)	4,520	4,520

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 29.4%
	3,251,726	32,563

Total Short-Term Instruments (Cost $65,944)		65,948

Total Investments 131.7% (Cost $143,974)		145,775
Written Options (i) (0.3%) (Premiums $212)		(290)
Other Assets and Liabilities (Net) (31.4%)		(34,811)

Net Assets 100.0%		$110,674

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $24,240 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	Securities with an aggregate market value of $382 and cash of $100 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	35	$48
90-Day Eurodollar March Futures	Long	03/2011	1	3
90-Day Eurodollar September Futures	Long	09/2010	33	7
U.S. Treasury 2-Year Note September Futures	Long	09/2010	20	16
U.S. Treasury 5-Year Note September Futures	Long	09/2010	10	17
U.S. Treasury 10-Year Note September Futures	Long	09/2010	73	175

				$266

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	$400	$(6)	$(11)	$5
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.721%	600	(5)	0	(5)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.948%	500	(15)	0	(15)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	1.199%	100	0	0	0
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	100	1	(10)	11
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	200	2	2	0
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.698%	100	2	1	1
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.738%	200	2	2	0
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.719%	500	7	3	4

						$(12)	$(13)	$1

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$100	$10	$12	$(2)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	400	42	51	(9)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	386	5	0	5
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	193	1	0	1

					$59	$63	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	400	$(5)	$(7)	$2
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		700	1	1	0
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		500	1	1	0
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		900	1	1	0
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		100	0	0	0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,800	7	8	(1)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	0	0	0
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,600	(1)	(1)	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		500	2	2	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	4	0	4
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		500	1	1	0
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	8	(3)	11
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	1	0	1
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		100	0	0	0
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,200	2	1	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		800	1	1	0
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		200	1	0	1
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		100	0	0	0
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	1	1	0
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	1	1	0
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		300	1	0	1
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		1,100	6	2	4
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		1,400	6	7	(1)
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		300	2	1	1
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		100	0	0	0
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	2	1	1
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	1	0
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		400	4	3	1
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	100	(1)	0	(1)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		1,300	(4)	1	(5)
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$500	8	6	2
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		2,400	35	27	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	CITI		900	81	58	23
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		400	38	23	15
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		400	38	17	21
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		800	76	34	42
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	CITI		100	7	4	3
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		200	14	9	5
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	MSC		900	64	39	25
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		1,300	91	67	24
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	800	14	0	14
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	8,000	23	(1)	24
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		5,000	15	0	15
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		8,000	24	0	24

							$571	$306	$265

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	iShares MSCI EAFE Index	924,071	3-Month USD-LIBOR less a specified spread	$51,748	09/30/2010	CSFB	$(7,996)
Receive	iShares MSCI EAFE Index	1,304,907	3-Month USD-LIBOR less a specified spread	73,664	06/30/2010	MLP	(35)

							$(8,031)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$119.000	08/27/2010	7	$4	$28
Call - CBOT U.S. Treasury 10-Year Note September Futures	122.000	08/27/2010	1	1	2
Call - CME S&P 500 Index July Futures	1,150.000	07/16/2010	3	6	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	7	5	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	1	1	0
Put - CME S&P 500 Index July Futures	1,050.000	07/16/2010	3	10	29

				$27	$59

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	$1,700	$11	$48
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	1,700	17	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,100	5	26
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,100	4	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	4,500	31	2
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,300	9	34
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,300	10	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	400	2	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	2,500	12	58
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,200	29	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,700	13	1

							$143	$170

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$700	$7	$16

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$14
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	2,700	24	31

						$35	$45

(j)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	143	07/2010	JPM	$0	$(4)	$(4)
Buy	BRL	1,183	08/2010	GSC	1	0	1
Sell	CAD	520	07/2010	UBS	29	0	29
Buy	CHF	53	09/2010	CITI	2	0	2
Buy	CNY	122	08/2010	HSBC	0	0	0
Buy		5,094	08/2010	JPM	0	(6)	(6)
Buy		231	08/2010	MSC	0	0	0
Buy		40	11/2010	BCLY	0	0	0
Buy		66	11/2010	CITI	0	0	0
Buy		165	11/2010	DUB	0	(1)	(1)
Buy		66	11/2010	MSC	0	0	0
Sell	EUR	1,537	07/2010	CSFB	180	0	180
Sell		433	07/2010	RBS	7	0	7
Buy		999	08/2010	CITI	0	(11)	(11)
Sell	GBP	107	09/2010	BOA	0	(1)	(1)
Buy	IDR	101,700	10/2010	BOA	1	0	1
Buy		504,496	10/2010	CITI	5	0	5
Buy		101,700	10/2010	RBS	1	0	1
Buy		99,333	10/2010	UBS	1	0	1
Buy		390,920	11/2010	BCLY	2	0	2
Buy		389,200	11/2010	CITI	2	0	2
Buy		146,255	11/2010	DUB	1	0	1
Buy		295,200	11/2010	HSBC	1	0	1
Sell	JPY	20,905	07/2010	BOA	0	(8)	(8)
Buy	KRW	21,000	07/2010	BCLY	0	(1)	(1)
Buy		41,954	07/2010	DUB	0	(1)	(1)
Sell		61,855	07/2010	HSBC	0	(1)	(1)
Buy		1,194	07/2010	JPM	0	0	0
Buy		34,862	07/2010	MSC	0	(1)	(1)
Sell		37,155	07/2010	MSC	0	0	0
Sell		1,194	08/2010	JPM	0	0	0
Buy		83,446	08/2010	MSC	0	(3)	(3)
Buy		37,527	11/2010	BCLY	0	(1)	(1)
Buy		30,114	11/2010	BOA	0	(1)	(1)
Buy		67,048	11/2010	CITI	0	(3)	(3)
Sell		212,300	11/2010	CITI	0	(2)	(2)
Buy		11,626	11/2010	DUB	0	(1)	(1)
Buy		11,730	11/2010	GSC	0	0	0
Buy		118,293	11/2010	JPM	0	(8)	(8)
Sell		85,900	11/2010	JPM	0	(1)	(1)
Buy		23,022	11/2010	MSC	0	(1)	(1)
Buy	MXN	85	09/2010	DUB	0	0	0
Buy		102	09/2010	GSC	0	0	0
Buy		3,258	09/2010	HSBC	0	(3)	(3)
Buy	MYR	229	10/2010	BCLY	3	0	3
Buy		31	10/2010	CITI	1	0	1
Buy		67	10/2010	DUB	0	0	0
Buy	SGD	46	09/2010	BCLY	0	0	0
Buy		34	09/2010	CITI	0	0	0
Sell		109	09/2010	DUB	0	0	0
Buy		29	09/2010	GSC	0	0	0
Buy	TWD	1,269	10/2010	BCLY	0	(1)	(1)
Buy		92	10/2010	CITI	0	0	0
Buy		1,054	10/2010	DUB	0	(1)	(1)
Buy		216	01/2011	DUB	0	0	0
Buy		133	01/2011	JPM	0	0	0
Buy		203	01/2011	MSC	0	0	0
Buy		110	01/2011	UBS	0	0	0

					$237	$(61)	$176

(k)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$25,600	$0	$25,600
Municipal Bonds & Notes	0	2,824	0	2,824
U.S. Government Agencies	0	21,679	0	21,679
U.S. Treasury Obligations	0	22,688	0	22,688
Mortgage-Backed Securities	0	3,934	510	4,444
Asset-Backed Securities	0	1,114	0	1,114
Sovereign Issues	0	863	0	863
Convertible Preferred Securities	561	54	0	615
Short-Term Instruments	32,563	33,385	0	65,948

Investments, at value	$33,124	$112,141	$510	$145,775
Financial Derivative Instruments(3)	$237	$(7,809)	$(45)	$(7,617)

Totals	$33,361	$104,332	$465	$138,158

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Mortgage-Backed Securities	$0	$510	$0	$0	$0	$0	$0	$510	$0
Financial Derivative Instruments(3)	$(11)	$(24)	$0	$0	$(10)	$0	$0	$(45)	$(10)

Totals	$(11)	$486	$0	$0	$(10)	$0	$0	$465	$(10)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
2.290% due 12/20/2012		$50	$49
2.538% due 12/23/2012		387	375

Total Bank Loan Obligations (Cost $437)			424

CORPORATE BONDS & NOTES 24.4%
BANKING & FINANCE 15.0%
American Express Co.
6.150% due 08/28/2017		1,200	1,318
American International Group, Inc.
4.950% due 03/20/2012		700	702
5.850% due 01/16/2018		3,000	2,696
8.250% due 08/15/2018		3,400	3,459
Bank of America Corp.
5.650% due 05/01/2018		400	411
Barclays Bank PLC
6.050% due 12/04/2017		1,600	1,618
7.434% due 09/29/2049		600	540
10.179% due 06/12/2021		1,040	1,305
Capital One Financial Corp.
6.750% due 09/15/2017		1,600	1,836
Fortis Bank Nederland NV
1.249% due 06/10/2011	EUR	500	610
General Electric Capital Corp.
6.375% due 11/15/2067		$200	187
6.500% due 09/15/2067	GBP	100	133
Goldman Sachs Group, Inc.
0.988% due 03/22/2016		$400	357
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)		1,800	3
6.875% due 05/02/2018 (a)		200	42
Lloyds TSB Bank PLC
0.861% due 06/09/2011	EUR	300	367
12.000% due 12/29/2049		$2,400	2,415
Merrill Lynch & Co., Inc.
0.516% due 07/25/2011		700	694
0.763% due 01/15/2015		3,900	3,564
6.050% due 08/15/2012		400	426
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	216
Royal Bank of Scotland Group PLC
7.640% due 03/29/2049		1,900	1,097
SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	1,600	2,557
UBS AG
1.584% due 02/23/2012		$1,000	1,004
5.875% due 12/20/2017		2,600	2,758
Wachovia Mortgage FSB
0.638% due 03/22/2011		1,100	1,100

			31,415

INDUSTRIALS 6.7%
Altria Group, Inc.
9.250% due 08/06/2019		1,800	2,252
America Movil SAB de C.V.
6.125% due 03/30/2040		1,400	1,472
Gaz Capital S.A. for Gazprom
8.146% due 04/11/2018		700	767
Goodrich Corp.
6.290% due 07/01/2016		2,100	2,464
Loews Corp.
5.250% due 03/15/2016		2,800	3,044

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	2,149
Steel Dynamics, Inc.
7.375% due 11/01/2012	1,700	1,768

		13,916

UTILITIES 2.7%
British Telecommunications PLC
9.375% due 12/15/2010	2,300	2,379
Embarq Corp.
6.738% due 06/01/2013	2,000	2,177
Sprint Capital Corp.
7.625% due 01/30/2011	1,100	1,125

		5,681

Total Corporate Bonds & Notes (Cost $51,011)		51,012

MUNICIPAL BONDS & NOTES 1.0%
California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	101
California State Public Works Board Revenue Bonds, Series 2010
7.804% due 03/01/2035	1,300	1,352
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	503
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	201

Total Municipal Bonds & Notes (Cost $2,271)		2,157

U.S. GOVERNMENT AGENCIES 22.9%
Fannie Mae
0.467% due 03/25/2034	20	20
0.477% due 03/25/2036	1,499	1,400
0.697% due 09/25/2042	478	468
1.625% due 11/25/2023	158	157
1.875% due 04/25/2024	131	132
2.240% due 08/01/2035	481	495
2.567% due 09/01/2035	525	543
2.675% due 10/01/2035	434	451
2.695% due 02/01/2035	241	251
2.761% due 07/01/2032	24	25
2.788% due 03/01/2036	1,293	1,358
2.817% due 11/01/2034	541	565
2.881% due 09/01/2031	2	2
3.063% due 10/01/2035	421	439
3.103% due 08/01/2036	580	606
3.280% due 10/01/2035	300	313
3.387% due 07/01/2035	827	864
3.785% due 08/01/2010	347	347
4.500% due 09/25/2020 - 12/01/2039	1,825	1,868
4.861% due 02/01/2034	321	334
5.500% due 02/01/2024 - 04/01/2036	775	837
6.000% due 09/01/2017 - 07/01/2040	29,029	31,487
7.500% due 12/01/2014	47	49
Freddie Mac
0.550% due 10/15/2020	436	436
1.621% due 10/25/2044	141	143

1.821% due 07/25/2044	685	697
5.111% due 09/01/2035	118	122
5.500% due 03/15/2017 - 08/15/2030	89	93
Ginnie Mae
0.750% due 03/16/2032	28	28
3.125% due 11/20/2024	75	77
5.500% due 09/15/2035	174	189
6.500% due 04/15/2031 - 11/15/2038	728	806
Small Business Administration
5.680% due 06/01/2028	1,972	2,188

Total U.S. Government Agencies (Cost $47,166)		47,790

U.S. TREASURY OBLIGATIONS 54.0%
U.S. Treasury Bonds
4.250% due 05/15/2039 (h)	5,100	5,406
4.375% due 02/15/2038	2,000	2,168
4.375% due 05/15/2040	700	759
4.500% due 08/15/2039	900	994
4.625% due 02/15/2040	2,100	2,367
5.500% due 08/15/2028	500	619
6.250% due 08/15/2023	500	649
7.250% due 08/15/2022	3,800	5,299
7.500% due 11/15/2024	1,000	1,452
7.625% due 11/15/2022	200	287
7.875% due 02/15/2021 (h)	5,700	8,167
8.000% due 11/15/2021	1,800	2,620
8.125% due 08/15/2019	1,500	2,139
8.125% due 05/15/2021	6,800	9,924
8.500% due 02/15/2020	2,400	3,524
8.750% due 08/15/2020	6,000	9,004
U.S. Treasury Notes
1.000% due 07/31/2011	372	374
2.375% due 09/30/2014	12,300	12,710
2.500% due 06/30/2017	2,000	2,010
2.750% due 11/30/2016 (h)	7,400	7,593
2.750% due 05/31/2017	1,900	1,942
2.750% due 02/15/2019	2,200	2,194
3.000% due 08/31/2016	2,000	2,089
3.125% due 10/31/2016 (h)	5,200	5,459
3.125% due 04/30/2017	200	209
3.125% due 05/15/2019	4,600	4,701
3.250% due 12/31/2016	5,400	5,697
3.500% due 05/15/2020	2,500	2,620
3.625% due 08/15/2019	7,900	8,362
3.750% due 11/15/2018	1,200	1,294
3.875% due 05/15/2018	300	328

Total U.S. Treasury Obligations (Cost $109,528)		112,960

MORTGAGE-BACKED SECURITIES 12.9%
American General Mortgage Loan Trust
5.150% due 03/25/2058	1,800	1,804
American Home Mortgage Assets
0.537% due 05/25/2046	1,756	945
0.557% due 10/25/2046	643	326
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	690	700
Banc of America Funding Corp.
5.978% due 01/20/2047	137	98
Banc of America Mortgage Securities, Inc.
0.797% due 01/25/2034	152	146

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	362	342
5.370% due 05/25/2047	1,834	1,329
Bear Stearns Alt-A Trust
2.759% due 05/25/2035	344	266
4.539% due 09/25/2035	419	318
5.042% due 08/25/2036	897	267
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	402	254
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	274	280
Citigroup Mortgage Loan Trust, Inc.
3.157% due 08/25/2035	439	381
4.700% due 12/25/2035	1,002	917
5.906% due 09/25/2037	1,747	1,204
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	950	975
5.886% due 11/15/2044	500	508
Countrywide Alternative Loan Trust
0.542% due 12/20/2046	1,898	938
0.558% due 03/20/2046	1,341	702
0.558% due 07/20/2046	1,876	732
3.824% due 06/25/2037	2,411	1,431
Countrywide Home Loan Mortgage Pass-Through Trust
0.637% due 04/25/2035	267	151
0.667% due 03/25/2035	203	119
Credit Suisse First Boston Mortgage Securities Corp.
2.508% due 06/25/2033	193	170
Downey Savings & Loan Association Mortgage Loan Trust
0.608% due 08/19/2045	1,010	619
2.483% due 07/19/2044	87	65
First Horizon Alternative Mortgage Securities
2.389% due 03/25/2035	201	141
First Horizon Asset Securities, Inc.
3.936% due 08/25/2035	85	81
First Republic Mortgage Loan Trust
0.700% due 11/15/2031	98	86
Greenpoint Mortgage Funding Trust
0.527% due 01/25/2037	1,536	830
GSR Mortgage Loan Trust
2.943% due 09/25/2035	327	308
GSRPM Mortgage Loan Trust
1.047% due 01/25/2032	8	7
Harborview Mortgage Loan Trust
0.588% due 03/19/2036	1,165	628
Homebanc Mortgage Trust
5.819% due 04/25/2037	900	489
Indymac Index Mortgage Loan Trust
0.647% due 06/25/2037	578	204
2.785% due 12/25/2034	54	39
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	210	210
JPMorgan Mortgage Trust
5.017% due 02/25/2035	260	260
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	225	171
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	48	40
1.249% due 10/25/2035	70	58
Morgan Stanley Capital I
0.410% due 10/15/2020	951	863
6.075% due 06/11/2049	100	102

Residential Accredit Loans, Inc.
0.557% due 04/25/2046		1,532	632
0.747% due 03/25/2033		102	91
Residential Asset Securitization Trust
0.697% due 10/25/2018		1,213	1,100
0.747% due 05/25/2033		123	108
Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035		260	137
Structured Asset Mortgage Investments, Inc.
0.598% due 07/19/2035		304	259
0.627% due 02/25/2036		688	381
WaMu Mortgage Pass-Through Certificates
0.657% due 01/25/2045		178	136
0.667% due 01/25/2045		177	138
1.121% due 03/25/2047		947	521
5.338% due 02/25/2037		247	183
Wells Fargo Mortgage-Backed Securities Trust
2.910% due 12/25/2034		379	382
2.921% due 07/25/2035		514	516
3.193% due 05/25/2035		188	179
4.420% due 04/25/2036		1,127	1,076
4.500% due 11/25/2018		670	680

Total Mortgage-Backed Securities (Cost $32,672)			27,023

ASSET-BACKED SECURITIES 2.5%
Access Group, Inc.
1.616% due 10/27/2025		2,125	2,180
Aurum CLO 2002-1 Ltd.
0.733% due 04/15/2014		703	675
Bear Stearns Asset-Backed Securities Trust
3.836% due 10/25/2036		1,413	1,013
GE-WMC Mortgage Securities LLC
0.387% due 08/25/2036		17	6
GSAMP Trust
0.437% due 11/25/2035		90	11
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		186	159
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	548	667
Structured Asset Securities Corp.
1.843% due 04/25/2035		$558	409

Total Asset-Backed Securities (Cost $5,803)			5,120

SOVEREIGN ISSUES 1.0%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	786
Qatar Government International Bond
4.000% due 01/20/2015		$1,200	1,239

Total Sovereign Issues (Cost $1,844)			2,025

	SHARES
PREFERRED STOCKS 0.0%
Fannie Mae
8.250% due 12/31/2049		13,000	4

Total Preferred Stocks (Cost $325)			4

EXCHANGE-TRADED FUNDS 3.8%
iShares MSCI EAFE Index
Fund		172,236	8,011

Total Exchange-Traded Funds (Cost $10,076)			8,011

SHORT-TERM INSTRUMENTS 29.2%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/01/2010	631	631

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $646. Repurchase proceeds are $631.)
U.S. TREASURY BILLS 21.6%
0.125% due 07/01/2010 - 12/02/2010 (b)(d)(e)(f)	45,137	45,131

U.S. TREASURY CASH MANAGEMENT BILLS 1.2%
0.093% due 07/15/2010 (e)	2,540	2,540

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.1%
	1,279,714	12,815

Total Short-Term Instruments (Cost $61,116)		61,117

Total Investments 151.9% (Cost $322,249)		$317,643
Written Options (j) (0.4%)		(907)
(Premiums $424)
Other Assets and Liabilities (Net) (51.5%)		(107,689)

Net Assets 100.0%		$209,047

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $480 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Securities with an aggregate market value of $45,604 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	Securities with an aggregate market value of $110 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $8,453 at a weighted average interest rate of 0.189%. On June 30, 2010, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $956 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	155	$48
90-Day Euribor September Futures	Long	09/2010	37	(1)
90-Day Eurodollar December Futures	Long	12/2010	55	32
90-Day Eurodollar September Futures	Long	09/2010	206	35
Euro-Bobl September Futures	Long	09/2010	5	4

				$118

(i)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Capital One Financial Corp.	DUB	(1.000%	)	09/20/2017	1.201%		$1,600	$20	$25	$(5)
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	1.208%		300	1	(6)	7
Embarq Corp.	BOA	(1.370%	)	03/20/2014	1.371%		100	0	0	0
Embarq Corp.	DUB	(1.250%	)	03/20/2014	1.371%		300	1	0	1
Embarq Corp.	DUB	(1.270%	)	03/20/2014	1.371%		600	2	0	2
Embarq Corp.	DUB	(1.425%	)	03/20/2014	1.371%		500	(1)	0	(1)
Embarq Corp.	MSC	(1.300%	)	03/20/2014	1.371%		200	1	0	1
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.736%		2,100	27	0	27
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	1.274%		1,000	(54)	0	(54)
Loews Corp.	JPM	(0.280%	)	03/20/2016	1.384%		2,300	132	0	132
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	1.682%		2,000	83	0	83
UBS AG	BCLY	(1.900%	)	12/20/2013	1.406%	EUR	900	(19)	0	(19)
UBS AG	BCLY	(2.200%	)	03/20/2014	1.427%		1,000	(34)	0	(34)
UBS AG	DUB	(2.200%	)	03/20/2014	1.427%		600	(20)	0	(20)

								$139	$19	$120

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc.	BCLY	1.000%	03/20/2012	1.760%	$500	$(6)	$0	$(6)
Goldman Sachs Group, Inc.	DUB	1.000%	03/20/2011	1.726%	500	(2)	1	(3)
Russia Government International Bond	CITI	1.000%	12/20/2010	1.003%	900	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%	1,400	0	1	(1)
Sprint Nextel Corp.	GSC	5.000%	09/20/2010	0.843%	500	5	6	(1)

						$(3)	$8	$(11)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-5 7-Year Index 10-15%	MSC	(0.142%	)	12/20/2012	$7,800	$335	$0	$335
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	1,355	64	18	46
CDX.IG-9 10-Year Index	GSC	(0.800%	)	12/20/2017	3,001	140	50	90
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	2,033	96	50	46
CDX.IG-9 10-Year Index	RBS	(0.800%	)	12/20/2017	871	41	13	28
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051	4,300	576	645	(69)

						$1,252	$776	$476

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	$5,600	$(884)	$0	$(884)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	2,506	(128)	(200)	72

					$(1,012)	$(200)	$(812)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM	BRL 2,500	$3	$5	$(2)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP	2,700	3	5	(2)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC	400	4	3	1
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP	400	4	3	1
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC	900	10	7	3
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MLP	2,700	30	20	10
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC	2,200	24	16	8
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC	10,700	6	(6)	12
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY	1,700	1	0	1
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC	5,700	17	13	4

						$102	$66	$36

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	iShares MSCI EAFE Index	2,151,551	3-Month USD-LIBOR less a specified spread	$118,250	09/30/2010	CSFB	$(18,618)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/27/2010	106	$74	$328
Call - CME S&P 500 Index July Futures	1,150.000	07/16/2010	7	14	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	106	63	5
Put - CME 1-Year Mid-Curve Eurodollar September Futures	97.375	09/10/2010	111	36	1
Put - CME S&P 500 Index July Futures	1,050.000	07/16/2010	7	23	68

				$210	$402

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$100	$1	$0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,100	3	29
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,100	9	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	10,300	63	292
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	5,200	50	5
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	7,600	43	178
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	7,600	27	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	2,900	17	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	200	1	0

							$214	$505

(k)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2040	$1,000	$986	$1,013
Fannie Mae	5.500%	07/01/2025	5,000	5,367	5,400
Fannie Mae	5.500%	08/01/2040	6,000	6,434	6,420
Fannie Mae	6.000%	07/01/2040	29,000	31,211	31,456
Fannie Mae	6.000%	08/01/2040	29,000	31,383	31,383
Freddie Mac	5.500%	07/01/2040	6,000	6,327	6,436
Ginnie Mae	5.500%	07/01/2040	2,650	2,848	2,863

				$84,556	$84,971

(l)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	20,397	07/2010	JPM	$590	$0	$590
Buy	BRL	631	08/2010	GSC	1	0	1
Sell		623	08/2010	HSBC	0	(17)	(17)
Sell		158	08/2010	MSC	0	(5)	(5)
Sell	CAD	48	07/2010	UBS	3	0	3
Sell	CHF	17,282	09/2010	CITI	0	(688)	(688)
Buy	CLP	8,500	01/2011	JPM	0	(2)	(2)
Buy	CNY	239	11/2010	BCLY	0	(1)	(1)
Sell		8,318	11/2010	BCLY	11	0	11
Buy		17,236	11/2010	BOA	0	(46)	(46)
Sell		2,759	11/2010	BOA	3	0	3
Sell		5,386	11/2010	CITI	7	0	7
Buy		3,307	11/2010	DUB	0	(10)	(10)
Sell		6,729	11/2010	DUB	8	0	8
Buy		6,095	11/2010	GSC	0	(19)	(19)
Buy		3,314	11/2010	JPM	0	(9)	(9)
Sell		7,671	11/2010	JPM	10	0	10
Buy		3,315	11/2010	MSC	0	(9)	(9)
Sell		2,643	11/2010	UBS	3	0	3
Buy		1,343	04/2011	CITI	0	(3)	(3)
Buy		1,607	04/2011	JPM	0	(3)	(3)
Buy		3,318	06/2011	HSBC	0	(3)	(3)
Buy		5,836	02/2012	BCLY	0	(18)	(18)
Buy		2,647	02/2012	BOA	0	(8)	(8)
Buy		7,490	02/2012	CITI	0	(24)	(24)
Buy		6,456	02/2012	DUB	0	(20)	(20)
Buy		7,361	02/2012	JPM	0	(24)	(24)
Buy		2,643	02/2012	UBS	0	(9)	(9)
Sell	DKK	13,045	09/2010	CITI	18	0	18
Sell	EUR	68,271	07/2010	BCLY	420	0	420
Buy		10,942	07/2010	CSFB	0	(171)	(171)
Sell		1,461	07/2010	DUB	4	0	4
Buy		2,896	07/2010	HSBC	79	0	79
Buy		4,341	07/2010	JPM	0	(21)	(21)
Sell		2,286	07/2010	JPM	7	0	7
Buy		370	07/2010	MSC	9	0	9
Buy		55,524	07/2010	RBS	0	(285)	(285)
Sell		55,524	08/2010	RBS	286	0	286
Sell	GBP	31,495	07/2010	MSC	0	(392)	(392)
Sell		610	09/2010	DUB	0	(2)	(2)
Sell	HKD	43,544	07/2010	RBS	17	0	17
Sell	JPY	4,380,139	07/2010	RBS	0	(1,697)	(1,697)
Buy	KRW	1,097,968	07/2010	RBS	18	0	18
Sell		241,488	07/2010	BCLY	0	(1)	(1)
Sell		856,480	07/2010	RBS	13	0	13
Buy		3,465,247	11/2010	RBS	1	(133)	(132)
Sell		1,063,230	11/2010	RBS	32	0	32
Buy	MXN	179	09/2010	HSBC	0	0	0
Buy	MYR	10	10/2010	CITI	0	0	0
Buy		6	10/2010	DUB	0	0	0
Sell	NOK	8,919	09/2010	CITI	23	0	23
Sell	NZD	384	07/2010	JPM	10	0	10
Sell	SEK	39,993	09/2010	CITI	3	0	3
Sell	SGD	4,218	09/2010	JPM	0	(2)	(2)

					$1,576	$(3,622)	$(2,046)

(m)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$424	$0	$424
Corporate Bonds & Notes	0	51,012	0	51,012
Municipal Bonds & Notes	0	2,157	0	2,157
U.S. Government Agencies	0	47,790	0	47,790
U.S. Treasury Obligations	0	112,960	0	112,960
Mortgage-Backed Securities	0	27,023	0	27,023
Asset-Backed Securities	0	4,445	675	5,120
Sovereign Issues	0	2,025	0	2,025
Preferred Stocks	4	0	0	4
Exchange-Traded Funds	8,011	0	0	8,011
Short-Term Instruments	12,815	48,302	0	61,117

Investments, at value	$20,830	$296,138	$675	$317,643
Short Sales, at value	$0	$(84,971)	$0	$(84,971)
Financial Derivative Instruments(3)	$50	$(21,694)	$0	$(21,644)

Totals	$20,880	$189,473	$675	$211,028

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Mortgage-Backed Securities	$1,900	$(100)	$0	$0	$3	$0	$(1,803)	$0	$0
Asset-Backed Securities	1,680	(262)	0	(3)	(73)	0	(667)	675	(2)

Investments, at value	$3,580	$(362)	$0	$(3)	$(70)	$0	$(2,470)	$675	$(2)
Financial Derivative Instruments(3)	$(33)	$0	$0	$41	$(8)	$0	$0	$0	$0

Totals	$3,547	$(362)	$0	$38	$(78)	$0	$(2,470)	$675	$(2)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Investment Grade Corporate Bond Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.8%
Biomet, Inc.
3.347% due 03/25/2015		$340	$328
3.354% due 03/25/2015		161	155
3.538% due 03/25/2015		2,799	2,696
Charter Communications, Inc.
2.000% due 03/06/2014		2,900	2,695
CIT Group, Inc.
9.500% due 01/20/2012		5,676	5,813
Community Health Systems, Inc.
2.788% due 07/25/2014		190	178
5.335% due 07/25/2014		3,710	3,469
CSC Holdings LLC
2.100% due 01/29/2016		7,500	7,208
Georgia-Pacific LLC
3.540% due 01/03/2015		480	475
3.787% due 01/03/2015		1,210	1,197
3.788% due 01/03/2015		310	307
HCA, Inc.
3.783% due 03/31/2017		5,000	4,789
HD Supply, Inc.
3.050% due 08/30/2012		1,995	1,963
NRG Energy, Inc.
2.023% due 02/01/2013		1,626	1,556
6.480% due 02/01/2013		4,960	4,749
6.580% due 02/01/2013		5,914	5,663

Total Bank Loan Obligations (Cost $43,919)			43,241

CORPORATE BONDS & NOTES 78.8%
BANKING & FINANCE 37.6%
Allstate Corp.
7.450% due 05/16/2019		80	95
Ally Financial, Inc.
5.375% due 06/06/2011		2,000	2,005
6.000% due 04/01/2011		1,000	998
6.625% due 05/15/2012		100	100
6.875% due 09/15/2011		50	51
AMB Property LP
6.625% due 12/01/2019		3,000	3,241
American Express Bank FSB
5.500% due 04/16/2013		7,100	7,679
American Express Centurion Bank
6.000% due 09/13/2017		20,050	22,078
American Express Co.
6.150% due 08/28/2017		300	329
6.800% due 09/01/2066		2,465	2,366
7.000% due 03/19/2018		3,000	3,468
7.250% due 05/20/2014		2,500	2,845
8.125% due 05/20/2019		20,000	24,889
American Express Credit Corp.
5.875% due 05/02/2013		1,700	1,862
7.300% due 08/20/2013		12,000	13,599
American General Finance Corp.
5.200% due 12/15/2011		2,600	2,457
5.900% due 09/15/2012		1,700	1,562
American International Group, Inc.
4.000% due 09/20/2011	EUR	2,000	2,391
4.375% due 04/26/2016		2,000	2,129
4.875% due 03/15/2067		1,700	1,112
4.900% due 06/02/2014	CAD	2,000	1,733
4.950% due 03/20/2012		$5,250	5,263
5.050% due 10/01/2015		700	647
5.450% due 05/18/2017		2,000	1,785

5.750% due 03/15/2067	GBP	600	516
5.850% due 01/16/2018		$22,920	20,599
6.250% due 05/01/2036		200	160
8.000% due 05/22/2038	EUR	2,000	1,822
8.175% due 05/15/2068		$1,000	798
8.250% due 08/15/2018		29,500	30,016
8.625% due 05/22/2038	GBP	1,000	1,136
Anadarko Finance Co.
6.750% due 05/01/2011		$2,900	2,873
ANZ National International Ltd.
6.200% due 07/19/2013		3,000	3,327
Australia & New Zealand Banking Group Ltd.
5.100% due 01/13/2020		10,500	11,004
Banco Santander Chile
1.557% due 04/20/2012		11,600	11,599
Bank of America Corp.
4.500% due 04/01/2015		760	769
4.625% due 02/07/2017	EUR	2,000	2,362
4.750% due 08/01/2015		$200	205
5.625% due 10/14/2016		2,000	2,076
5.650% due 05/01/2018		39,000	40,056
5.750% due 08/15/2016		500	519
5.750% due 12/01/2017		26,800	27,852
6.000% due 09/01/2017		9,800	10,334
6.500% due 08/01/2016		26,150	28,350
7.375% due 05/15/2014		7,600	8,527
Bank of America N.A.
0.837% due 06/15/2017		5,170	4,437
Bank of Scotland PLC
5.500% due 06/15/2012		2,000	2,148
Bank One Corp.
5.250% due 01/30/2013		100	107
Barclays Bank PLC
5.125% due 01/08/2020		1,500	1,496
5.200% due 07/10/2014		10,800	11,412
5.926% due 09/29/2049		5,000	4,125
6.750% due 05/22/2019		11,000	12,266
7.375% due 06/29/2049		5,000	4,500
10.179% due 06/12/2021		11,890	14,917
14.000% due 11/29/2049	GBP	5,500	10,272
BB&T Corp.
5.200% due 12/23/2015		$2,000	2,138
6.500% due 08/01/2011		30	31
Bear Stearns Cos. LLC
0.868% due 11/21/2016		8,900	8,425
5.550% due 01/22/2017		1,000	1,050
5.700% due 11/15/2014		100	111
6.400% due 10/02/2017		20,000	22,260
7.250% due 02/01/2018		44,750	52,364
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		3,500	3,896
Block Financial LLC
7.875% due 01/15/2013		13,000	14,459
BNP Paribas
0.737% due 12/09/2016		4,000	3,894
7.195% due 12/31/2049		3,225	2,838
Boston Properties LP
5.875% due 10/15/2019		650	697
6.250% due 01/15/2013		2,800	3,052
BPCE S.A.
5.250% due 07/29/2049	EUR	4,600	3,642
Caelus Re Ltd.
6.788% due 06/07/2011		$500	485

Canadian Oil Sands Ltd.
7.750% due 05/15/2019		26,225	31,720
Caterpillar Financial Services Corp.
7.150% due 02/15/2019		4,000	4,938
CBA Capital Trust II
6.024% due 03/29/2049		600	541
CIT Group, Inc.
7.000% due 05/01/2013		1,376	1,325
7.000% due 05/01/2014		2,065	1,956
7.000% due 05/01/2015		9,565	8,871
7.000% due 05/01/2016		3,441	3,157
7.000% due 05/01/2017		4,818	4,360
Citigroup, Inc.
0.663% due 03/07/2014		3,000	2,773
0.877% due 02/09/2016	EUR	1,000	1,080
0.902% due 06/28/2013		1,800	2,058
5.000% due 09/15/2014		$9,700	9,715
5.500% due 08/27/2012		9,000	9,388
5.500% due 04/11/2013		24,100	25,074
5.500% due 10/15/2014		8,500	8,751
5.625% due 08/27/2012		400	412
5.850% due 07/02/2013		4,800	5,030
6.000% due 08/15/2017		22,960	23,897
6.010% due 01/15/2015		750	788
6.125% due 11/21/2017		30,725	32,153
6.125% due 05/15/2018		9,044	9,460
6.125% due 08/25/2036		600	548
6.375% due 08/12/2014		27,350	29,087
6.500% due 08/19/2013		10,800	11,514
8.500% due 05/22/2019		13,850	16,548
Commonwealth Bank of Australia
5.000% due 10/15/2019		16,400	17,072
5.000% due 03/19/2020		14,400	14,943
Countrywide Capital III
8.050% due 06/15/2027		12,000	11,937
Countrywide Financial Corp.
6.250% due 05/15/2016		70	73
Credit Suisse
6.000% due 02/15/2018		1,800	1,882
Credit Suisse USA, Inc.
6.125% due 11/15/2011		100	106
Crown Castle Towers LLC
5.495% due 01/15/2017		27,700	29,700
6.113% due 01/15/2020		24,420	26,877
Deutsche Bank AG
6.000% due 09/01/2017		1,200	1,326
Digital Realty Trust LP
4.500% due 07/15/2015 (b)		2,900	2,891
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,500	2,590
Federal Realty Investment Trust
5.900% due 04/01/2020		3,000	3,178
FIA Card Services N.A.
7.125% due 11/15/2012		45	49
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		14,000	14,280
First Union Capital I
7.935% due 01/15/2027		6,000	6,106
First Union Institutional Capital II
7.850% due 01/01/2027		3,910	3,927
Ford Motor Credit Co. LLC
3.048% due 01/13/2012		5,300	5,154
5.787% due 06/15/2011		1,900	1,926
7.000% due 10/01/2013		1,000	1,021

7.500% due 08/01/2012		6,525	6,677
7.800% due 06/01/2012		10,500	10,819
8.000% due 06/01/2014		9,900	10,229
8.000% due 12/15/2016		4,000	4,098
9.750% due 09/15/2010		2,695	2,728
9.875% due 08/10/2011		6,325	6,657
12.000% due 05/15/2015		500	580
General Electric Capital Corp.
0.723% due 10/06/2015		1,300	1,196
0.797% due 09/15/2014		2,600	2,456
1.384% due 05/22/2013		400	395
5.500% due 09/15/2067	EUR	10,000	10,272
6.500% due 09/15/2067	GBP	500	664
Genworth Financial, Inc.
6.150% due 11/15/2066		$5,000	3,450
Goldman Sachs Group, Inc.
0.707% due 07/22/2015		10,000	9,040
0.794% due 01/12/2015		34,300	31,613
0.963% due 02/04/2013	EUR	1,700	1,939
0.988% due 03/22/2016		$34,769	31,067
1.004% due 01/30/2017	EUR	1,100	1,153
1.135% due 09/29/2014		$12,000	11,318
5.125% due 01/15/2015		1,300	1,367
5.350% due 01/15/2016		1,100	1,140
5.950% due 01/18/2018		15,800	16,446
6.150% due 04/01/2018		12,075	12,676
6.250% due 09/01/2017		15,700	16,651
HBOS Capital Funding LP
6.071% due 06/29/2049		9,555	6,688
HBOS PLC
6.750% due 05/21/2018		14,582	13,680
Hospitality Properties Trust
6.300% due 06/15/2016		1,515	1,569
6.750% due 02/15/2013		4,100	4,353
HSBC Bank USA N.A.
7.000% due 01/15/2039		12,275	13,859
HSBC Capital Funding LP
4.610% due 12/31/2049		11,430	9,881
HSBC Finance Corp.
0.553% due 01/15/2014		3,000	2,814
0.584% due 08/09/2011		2,000	1,982
0.887% due 09/14/2012		1,800	1,746
HSBC Holdings PLC
6.500% due 05/02/2036		700	729
6.500% due 09/15/2037		7,400	7,694
6.800% due 06/01/2038		3,800	4,114
ING Bank NV
1.333% due 03/30/2012		21,800	21,882
International Lease Finance Corp.
4.875% due 09/01/2010		150	150
5.350% due 03/01/2012		5,000	4,750
5.750% due 06/15/2011		2,000	1,972
Intesa Sanpaolo SpA
8.375% due 10/29/2049	EUR	100	113
JPMorgan Chase & Co.
0.992% due 09/26/2013		500	591
4.750% due 03/01/2015		$300	319
5.125% due 09/15/2014		100	107
5.250% due 05/01/2015		300	321
6.000% due 01/15/2018		28,300	31,317
6.300% due 04/23/2019		46,000	52,082
6.625% due 03/15/2012		350	377
7.900% due 04/29/2049		26,273	27,169

JPMorgan Chase Bank N.A.
0.866% due 06/13/2016		13,000	12,247
5.875% due 06/13/2016		3,100	3,397
6.000% due 10/01/2017		350	382
LBG Capital No.1 PLC
7.875% due 11/01/2020		3,490	2,844
Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	800,000	1,674
4.800% due 03/13/2014 (a)		$300	61
6.625% due 01/18/2012 (a)		15,030	3,044
6.875% due 05/02/2018 (a)		3,403	710
Lloyds TSB Bank PLC
4.750% due 07/15/2011		9,000	9,240
12.000% due 12/29/2049		3,000	3,019
Macquarie Group Ltd.
7.300% due 08/01/2014		13,200	14,570
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	5,356
9.250% due 04/15/2019		2,000	2,530
Merrill Lynch & Co., Inc.
1.092% due 07/22/2014	EUR	1,000	1,114
5.000% due 02/03/2014		$11,700	12,118
5.000% due 01/15/2015		10,300	10,630
5.450% due 07/15/2014		13,300	14,088
5.700% due 05/02/2017		400	402
6.150% due 04/25/2013		2,200	2,354
6.400% due 08/28/2017		13,000	13,583
6.500% due 07/15/2018		22,671	23,729
6.875% due 04/25/2018		38,850	41,532
Metropolitan Life Global Funding I
5.125% due 06/10/2014		5,800	6,308
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150	162
Morgan Stanley
0.550% due 04/19/2012		10,000	9,705
0.595% due 01/09/2014		8,700	8,016
0.754% due 10/18/2016		15,300	13,329
0.783% due 10/15/2015		14,500	12,960
0.923% due 02/23/2012	CAD	7,400	6,812
0.997% due 11/29/2013	EUR	1,000	1,128
1.029% due 03/01/2013		11,400	13,121
1.041% due 04/13/2016		2,600	2,663
1.063% due 05/02/2014		20,300	22,999
5.375% due 10/15/2015		$250	254
5.750% due 10/18/2016		1,400	1,413
5.950% due 12/28/2017		6,600	6,698
6.000% due 05/13/2014		1,400	1,485
6.000% due 04/28/2015		2,500	2,616
6.625% due 04/01/2018		22,900	24,053
7.300% due 05/13/2019		1,550	1,671
MUFG Capital Finance 5 Ltd.
6.299% due 12/31/2049	GBP	710	903
National Australia Bank Ltd.
5.350% due 06/12/2013		$12,200	13,231
National City Bank
0.908% due 06/07/2017		2,600	2,331
6.200% due 12/15/2011		2,000	2,118
National City Bank of Kentucky
6.300% due 02/15/2011		1,000	1,019
Pacific Life Global Funding
5.150% due 04/15/2013		500	525
Pacific Life Insurance Co.
9.250% due 06/15/2039		6,800	8,536

Pearson Dollar Finance PLC
6.250% due 05/06/2018		2,000	2,227
Preferred Term Securities XIII Ltd.
1.089% due 03/24/2034		91	56
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	541
Prudential Financial, Inc.
6.000% due 12/01/2017		1,500	1,607
Rabobank Nederland NV
0.739% due 09/20/2017	EUR	7,000	8,071
11.000% due 06/29/2049		$9,555	11,848
11.000% due 12/31/2049		2,000	2,474
RBS Capital Trust A
6.467% due 12/29/2049	EUR	325	213
Regions Bank
7.500% due 05/15/2018		$6,500	6,612
Regions Financial Corp.
0.707% due 06/26/2012		3,500	3,295
7.750% due 11/10/2014		11,100	11,725
Royal Bank of Scotland Group PLC
4.875% due 08/25/2014		10,000	10,042
4.875% due 03/16/2015		7,900	7,872
6.990% due 10/29/2049		21,000	13,755
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		8,100	8,070
7.175% due 05/16/2013		200	212
Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		13,600	13,205
Simon Property Group LP
5.450% due 03/15/2013		5,200	5,491
6.750% due 05/15/2014		13,200	14,852
SLM Corp.
0.476% due 07/26/2010		11,500	11,499
0.616% due 01/27/2014		3,425	2,826
0.919% due 12/15/2010	EUR	1,500	1,804
0.994% due 04/26/2011		1,279	1,543
4.500% due 07/26/2010		$3,000	3,006
5.000% due 10/01/2013		1,500	1,436
8.000% due 03/25/2020		4,000	3,550
8.450% due 06/15/2018		12,000	11,097
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		1,500	1,608
State Street Capital Trust III
8.250% due 01/29/2049		2,400	2,405
Teco Finance, Inc.
7.000% due 05/01/2012		4,400	4,763
TNK-BP Finance S.A.
6.625% due 03/20/2017		10,000	9,875
7.250% due 02/02/2020		5,000	5,019
7.500% due 07/18/2016		18,400	19,205
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		4,500	4,592
8.700% due 08/07/2018		15,400	18,044
UBS AG
1.785% due 09/29/2011		7,000	7,035
5.750% due 04/25/2018		12,500	12,924
5.875% due 12/20/2017		35,200	37,337
Ventas Realty LP
6.500% due 06/01/2016		1,400	1,428
Wachovia Bank N.A.
0.867% due 03/15/2016		13,500	12,594
5.000% due 08/15/2015		300	316
7.800% due 08/18/2010		30	30

Wachovia Corp.
0.807% due 06/15/2017		15,100	13,088
5.700% due 08/01/2013		100	109
5.750% due 06/15/2017		100	109
5.750% due 02/01/2018		7,748	8,507
WEA Finance LLC
5.750% due 09/02/2015		15,000	16,240
6.750% due 09/02/2019		10,000	11,144
7.500% due 06/02/2014		5,200	5,900
Wells Fargo & Co.
0.524% due 10/28/2015		8,000	7,164
0.763% due 08/01/2011	EUR	2,400	2,896
4.375% due 01/31/2013		$2,500	2,645
5.625% due 12/11/2017		17,200	18,843
7.980% due 03/29/2049		2,000	2,070
Wells Fargo Bank N.A.
0.646% due 05/16/2016		3,800	3,494
4.750% due 02/09/2015		5,590	5,859
5.950% due 08/26/2036		400	409
Wells Fargo Capital XIII
7.700% due 12/29/2049		15,940	16,179
Wells Fargo Capital XV
9.750% due 09/29/2049		5,000	5,375
Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		19,800	19,973
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		300	322

			2,068,788

INDUSTRIALS 31.9%
Agilent Technologies, Inc.
5.500% due 09/14/2015		1,300	1,401
AGL Capital Corp.
5.250% due 08/15/2019		6,500	6,892
Alcoa, Inc.
5.950% due 02/01/2037		5,000	4,277
Altria Group, Inc.
7.750% due 02/06/2014		3,045	3,525
9.250% due 08/06/2019		53,644	67,105
9.700% due 11/10/2018		8,500	10,787
American Airlines Pass-Through Trust 2001-02
6.978% due 04/01/2011		20	20
7.858% due 10/01/2011		8,700	8,852
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		29,446	32,685
American Renal Holdings
8.375% due 05/15/2018		600	597
American Stores Co.
8.000% due 06/01/2026		250	214
Anadarko Petroleum Corp.
6.450% due 09/15/2036		2,490	1,988
6.950% due 06/15/2019		8,755	7,660
8.700% due 03/15/2019		23,950	22,659
Anglo American Capital PLC
9.375% due 04/08/2014		23,860	28,555
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		1,000	1,080
7.750% due 01/15/2019		5,000	6,087
ArcelorMittal
7.000% due 10/15/2039		5,000	5,309
Barrick Australian Finance Pty Ltd.
4.950% due 01/15/2020		600	634

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	32
BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	17,100	20,556
BioMed Realty LP
6.125% due 04/15/2020	2,000	2,088
Biomet, Inc.
10.000% due 10/15/2017	2,100	2,268
Black & Decker Corp.
8.950% due 04/15/2014	4,000	4,873
Boston Scientific Corp.
4.500% due 01/15/2015	10,100	9,936
6.000% due 01/15/2020	11,300	11,247
Brambles USA, Inc.
5.350% due 04/01/2020	3,000	3,123
British Sky Broadcasting Group PLC
9.500% due 11/15/2018	600	804
Canadian National Railway Co.
4.400% due 03/15/2013	80	86
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	108
Cenovus Energy, Inc.
5.700% due 10/15/2019	6,000	6,196
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	172
Centex Corp.
5.250% due 06/15/2015	4,000	3,890
Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	1,000	952
Cliffs Natural Resources, Inc.
5.900% due 03/15/2020	3,000	3,225
Coffeyville Resources LLC
9.000% due 04/01/2015	500	498
Colorado Interstate Gas Co.
6.800% due 11/15/2015	491	568
Comcast Cable Communications LLC
8.875% due 05/01/2017	35	44
Comcast Corp.
5.700% due 07/01/2019	900	992
5.875% due 02/15/2018	28,600	31,898
6.500% due 01/15/2017	10,300	11,826
Concho Resources, Inc.
8.625% due 10/01/2017	9,000	9,315
Continental Airlines 2001-1 Class A-2 Pass-Through Trust
6.503% due 06/15/2011	100	100
Continental Airlines 2009-1 Class A Pass-Through Trust
9.000% due 07/08/2016	5,585	6,004
Continental Airlines 2009-2 Class A Pass-Through Trust
7.250% due 11/10/2019	17,450	18,584
Continental Resources, Inc.
7.375% due 10/01/2020	11,425	11,282
8.250% due 10/01/2019	5,000	5,250
Corp. GEO SAB de C.V.
8.875% due 09/25/2014	11,600	12,122
CSX Corp.
6.250% due 03/15/2018	5,370	6,179
CVS Pass-Through Trust
7.507% due 01/10/2032	19,975	22,809

Daimler Finance North America LLC
5.750% due 09/08/2011	2,000	2,083
5.875% due 03/15/2011	2,750	2,834
6.500% due 11/15/2013	4,200	4,705
7.300% due 01/15/2012	507	547
DCP Midstream LLC
5.375% due 10/15/2015	100	108
Delta Air Lines, Inc.
6.417% due 07/02/2012	35,850	35,850
6.619% due 03/18/2011	59	60
7.111% due 09/18/2011	9,410	9,716
7.570% due 11/18/2010	6,783	6,868
7.750% due 12/17/2019	2,951	3,187
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	3,900	3,851
9.500% due 12/11/2019	4,500	4,635
Diamond Offshore Drilling, Inc.
5.875% due 05/01/2019	9,100	9,454
DirecTV Holdings LLC
5.875% due 10/01/2019	4,500	4,929
Discovery Communications LLC
5.625% due 08/15/2019	700	760
DISH DBS Corp.
7.875% due 09/01/2019	2,400	2,508
Dow Chemical Co.
4.850% due 08/15/2012	21,480	22,674
6.000% due 10/01/2012	5,400	5,811
8.550% due 05/15/2019	13,500	16,563
El Paso Natural Gas Co.
5.950% due 04/15/2017	5,445	5,817
8.375% due 06/15/2032	17,070	20,092
Enbridge Energy Partners LP
5.875% due 12/15/2016	1,200	1,308
EnCana Corp.
5.900% due 12/01/2017	18,500	20,839
Encore Acquisition Co.
9.500% due 05/01/2016	1,988	2,117
Energy Transfer Partners LP
5.950% due 02/01/2015	6,600	7,051
6.000% due 07/01/2013	3,330	3,618
6.125% due 02/15/2017	6,000	6,251
6.700% due 07/01/2018	4,500	4,850
8.500% due 04/15/2014	10,180	11,807
9.000% due 04/15/2019	10,000	11,786
9.700% due 03/15/2019	15,000	18,161
Enterprise Products Operating LLC
5.000% due 03/01/2015	200	211
Equinix, Inc.
8.125% due 03/01/2018	1,300	1,336
Express Scripts, Inc.
6.250% due 06/15/2014	5,400	6,121
7.250% due 06/15/2019	5,800	7,028
Florida Gas Transmission Co. LLC
7.000% due 07/17/2012	2,800	3,048
7.900% due 05/15/2019	44,100	51,726
Forest Oil Corp.
7.250% due 06/15/2019	5,000	4,850
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	7,600	8,254
8.375% due 04/01/2017	11,286	12,431
Freeport-McMoRan Corp.
8.750% due 06/01/2011	200	213
9.500% due 06/01/2031	200	265

GATX Corp.
4.750% due 05/15/2015	7,500	7,832
Gaz Capital S.A. for Gazprom
7.201% due 02/01/2020	2,298	2,393
7.288% due 08/16/2037	2,000	1,984
7.510% due 07/31/2013	5,000	5,364
8.125% due 07/31/2014	26,900	29,423
8.625% due 04/28/2034	3,200	3,684
9.250% due 04/23/2019	7,000	8,085
General Electric Co.
5.250% due 12/06/2017	23,500	25,609
Georgia-Pacific LLC
7.250% due 06/01/2028	500	496
8.125% due 05/15/2011	7,181	7,513
8.250% due 05/01/2016	1,970	2,110
8.875% due 05/15/2031	14,000	15,295
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,850	1,896
GTL Trade Finance, Inc.
7.250% due 10/20/2017	15,320	16,278
HCA, Inc.
7.250% due 09/15/2020	6,075	6,136
7.875% due 02/15/2020	3,000	3,101
8.500% due 04/15/2019	20,500	21,832
9.250% due 11/15/2016	9,700	10,306
9.875% due 02/15/2017	2,500	2,700
Historic TW, Inc.
9.125% due 01/15/2013	5,100	5,941
KB Home
5.750% due 02/01/2014	3,000	2,760
6.250% due 06/15/2015	2,500	2,238
Kern River Funding Corp.
4.893% due 04/30/2018	51	53
Kerr-McGee Corp.
7.875% due 09/15/2031	3,500	3,217
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	213
5.300% due 09/15/2020	2,900	3,008
5.625% due 02/15/2015	14,390	15,556
5.800% due 03/01/2021	21,200	22,704
5.950% due 02/15/2018	27,347	29,599
6.000% due 02/01/2017	5,200	5,675
6.500% due 09/01/2039	5,500	5,694
6.850% due 02/15/2020	6,100	6,960
7.125% due 03/15/2012	5,178	5,569
9.000% due 02/01/2019	28,380	35,398
Kraft Foods, Inc.
6.500% due 08/11/2017	300	349
L-3 Communications Corp.
5.200% due 10/15/2019	10,000	10,460
Limited Brands, Inc.
5.250% due 11/01/2014	899	897
Magellan Midstream Partners LP
6.400% due 07/15/2018	3,900	4,371
6.550% due 07/15/2019	9,500	10,695
Masco Corp.
5.875% due 07/15/2012	5,000	5,149
MGM Resorts International
13.000% due 11/15/2013	17,600	20,372
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	19,900	20,733
6.700% due 09/15/2019	4,800	4,978
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	1,500	1,683

Motiva Enterprises LLC
5.750% due 01/15/2020		2,000	2,206
Motorola, Inc.
5.375% due 11/15/2012		5,000	5,276
Mylan, Inc.
7.625% due 07/15/2017		4,000	4,100
7.875% due 07/15/2020		3,800	3,895
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		10,000	10,725
Newfield Exploration Co.
6.875% due 02/01/2020		3,000	2,925
7.125% due 05/15/2018		5,000	4,975
Newmont Mining Corp.
5.125% due 10/01/2019		5,600	6,016
Northwest Airlines, Inc.
1.215% due 05/20/2014		975	865
Northwest Pipeline GP
5.950% due 04/15/2017		200	220
6.050% due 06/15/2018		30	33
Nucor Corp.
5.850% due 06/01/2018		1,000	1,149
Philip Morris International, Inc.
5.650% due 05/16/2018		1,550	1,699
Pioneer Natural Resources Co.
5.875% due 07/15/2016		7,000	7,031
6.650% due 03/15/2017		8,000	8,086
6.875% due 05/01/2018		5,000	5,050
Plains All American Pipeline LP
6.125% due 01/15/2017		1,400	1,523
Potash Corp. of Saskatchewan, Inc.
6.500% due 05/15/2019		2,600	3,063
Pride International, Inc.
7.375% due 07/15/2014		4,000	4,005
8.500% due 06/15/2019		18,600	19,390
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	12,289
Range Resources Corp.
7.500% due 10/01/2017		1,315	1,333
Reynolds American, Inc.
7.250% due 06/01/2013		2,050	2,257
7.750% due 06/01/2018		300	347
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013		3,000	3,290
6.500% due 07/15/2018		2,100	2,399
8.950% due 05/01/2014		18,350	22,283
9.000% due 05/01/2019		9,700	12,761
Roche Holdings, Inc.
6.000% due 03/01/2019		12,300	14,363
Rockies Express Pipeline LLC
6.250% due 07/15/2013		38,745	41,270
6.850% due 07/15/2018		33,700	35,580
Rogers Communications, Inc.
6.800% due 08/15/2018		3,800	4,503
7.250% due 12/15/2011	CAD	50	50
RR Donnelley & Sons Co.
6.125% due 01/15/2017		$7,000	7,043
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,250
Ryland Group, Inc.
8.400% due 05/15/2017		1,000	1,065
SBA Tower Trust
4.254% due 04/15/2015		9,200	9,663
Southeast Supply Header LLC
4.850% due 08/15/2014		16,400	17,237

Southern Natural Gas Co.
5.900% due 04/01/2017	6,800	7,244
Southwest Airlines Co.
10.500% due 12/15/2011	8,000	8,929
Steel Dynamics, Inc.
6.750% due 04/01/2015	1,500	1,513
7.375% due 11/01/2012	8,800	9,152
7.750% due 04/15/2016	14,900	15,049
Suncor Energy, Inc.
6.100% due 06/01/2018	6,270	7,080
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	38	40
Teck Resources Ltd.
9.750% due 05/15/2014	500	592
10.250% due 05/15/2016	8,050	9,510
10.750% due 05/15/2019	4,050	4,970
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	400	426
7.500% due 04/01/2017	800	918
8.375% due 06/15/2032	1,400	1,648
Time Warner Cable, Inc.
5.000% due 02/01/2020	11,600	11,897
5.850% due 05/01/2017	16,590	18,254
6.750% due 07/01/2018	1,450	1,669
7.500% due 04/01/2014	15,713	18,278
8.250% due 02/14/2014	500	592
8.250% due 04/01/2019	6,000	7,397
8.750% due 02/14/2019	2,750	3,478
Time Warner, Inc.
5.500% due 11/15/2011	300	316
Toll Brothers Finance Corp.
6.750% due 11/01/2019	2,500	2,457
8.910% due 10/15/2017	2,000	2,235
TransCanada Pipelines Ltd.
7.125% due 01/15/2019	10,500	12,795
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	30	34
Transocean, Inc.
6.000% due 03/15/2018	32,096	29,607
Union Pacific Corp.
7.875% due 01/15/2019	8,600	10,974
United Airlines, Inc.
9.750% due 01/15/2017	7,350	7,846
10.125% due 03/22/2015 (a)	68	26
10.400% due 11/01/2016	34,932	37,552
UnitedHealth Group, Inc.
6.000% due 06/15/2017	1,000	1,100
6.000% due 02/15/2018	11,400	12,739
Urbi Desarrollos Urbanos SAB de C.V.
9.500% due 01/21/2020	11,200	11,676
Vale Overseas Ltd.
8.250% due 01/17/2034	70	83
Vivendi S.A.
5.750% due 04/04/2013	500	537
Wesfarmers Ltd.
6.998% due 04/10/2013	8,000	8,741
Weyerhaeuser Co.
6.750% due 03/15/2012	19,141	20,691
Williams Cos., Inc.
7.875% due 09/01/2021	5,258	6,044
Williams Partners LP
3.800% due 02/15/2015	2,400	2,419

Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	3,000	3,705
11.750% due 07/15/2017		$5,000	5,150
Windstream Corp.
8.625% due 08/01/2016		2,000	2,025
Wynn Las Vegas LLC
7.875% due 11/01/2017		5,950	6,054
Yum! Brands, Inc.
8.875% due 04/15/2011		140	148

			1,756,791

UTILITIES 9.3%
Appalachian Power Co.
5.000% due 06/01/2017		4,000	4,235
5.650% due 08/15/2012		300	322
7.950% due 01/15/2020		17,000	21,255
AT&T Corp.
8.000% due 11/15/2031		3,400	4,397
AT&T, Inc.
5.600% due 05/15/2018		3,000	3,345
5.800% due 02/15/2019		11,800	13,320
BellSouth Corp.
5.200% due 12/15/2016		100	111
BP Capital Markets PLC
5.250% due 11/07/2013		7,649	7,037
Bruce Mansfield Unit
6.850% due 06/01/2034		98	103
CenturyLink, Inc.
8.375% due 10/15/2010		100	102
CMS Energy Corp.
1.253% due 01/15/2013		2,000	1,895
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		1,800	2,063
6.650% due 04/01/2019		10,000	12,172
7.125% due 12/01/2018		11,500	14,308
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	108
Consumers Energy Co.
5.000% due 02/15/2012		100	105
6.875% due 03/01/2018		3,534	4,093
Deutsche Telekom International Finance BV
6.000% due 07/08/2019		12,000	13,307
6.750% due 08/20/2018		25,128	29,188
Duke Energy Corp.
5.050% due 09/15/2019		12,000	12,832
6.250% due 06/15/2018		6,000	6,838
EDF S.A.
6.500% due 01/26/2019		18,500	21,582
Embarq Corp.
6.738% due 06/01/2013		2,500	2,721
7.082% due 06/01/2016		2,600	2,776
Entergy Gulf States Louisiana LLC
5.590% due 10/01/2024		4,000	4,379
Entergy Gulf States, Inc.
4.875% due 11/01/2011		100	100
Entergy Louisiana LLC
5.560% due 09/01/2015		50	50
Entergy Texas, Inc.
7.125% due 02/01/2019		4,300	5,091
Illinois Power Co.
9.750% due 11/15/2018		688	905
Indiana Michigan Power Co.
7.000% due 03/15/2019		10,700	12,551

Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	167
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	100	104
Kentucky Power Co.
6.000% due 09/15/2017	200	217
Metropolitan Edison Co.
7.700% due 01/15/2019	4,500	5,452
NGPL PipeCo LLC
6.514% due 12/15/2012	28,742	28,642
7.119% due 12/15/2017	56,320	53,831
7.768% due 12/15/2037	2,000	1,785
Northern States Power Co.
5.350% due 11/01/2039	1,700	1,798
Oncor Electric Delivery Co. LLC
6.375% due 01/15/2015	4,000	4,538
6.800% due 09/01/2018	16,300	19,181
Pennsylvania Electric Co.
5.200% due 04/01/2020	20,000	20,908
Petrohawk Energy Corp.
7.875% due 06/01/2015	2,875	2,897
Progress Energy, Inc.
6.850% due 04/15/2012	200	218
7.100% due 03/01/2011	94	98
PSEG Power LLC
5.320% due 09/15/2016	20,455	22,085
Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	169
Public Service Electric & Gas Co.
5.300% due 05/01/2018	300	330
Qwest Corp.
3.787% due 06/15/2013	100	100
7.875% due 09/01/2011	550	575
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	6,000	6,234
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	1,250	1,340
6.750% due 09/30/2019	2,400	2,667
RRI Energy, Inc.
7.625% due 06/15/2014	1,000	990
Sprint Capital Corp.
7.625% due 01/30/2011	3,900	3,988
8.375% due 03/15/2012	5,000	5,269
Telecom Italia Capital S.A.
0.914% due 07/18/2011	4,400	4,339
4.950% due 09/30/2014	2,900	2,910
5.250% due 11/15/2013	4,300	4,446
6.175% due 06/18/2014	14,600	15,282
6.200% due 07/18/2011	3,000	3,110
Telefonica Emisiones SAU
4.949% due 01/15/2015	1,800	1,888
6.221% due 07/03/2017	12,600	13,735
6.421% due 06/20/2016	10,775	11,840
TELUS Corp.
8.000% due 06/01/2011	21	22
Verizon Communications, Inc.
6.100% due 04/15/2018	25,700	29,246
6.350% due 04/01/2019	19,200	22,275
Verizon New England, Inc.
6.500% due 09/15/2011	200	211
Virginia Electric and Power Co.
5.400% due 01/15/2016	500	559
5.400% due 04/30/2018	2,440	2,725

Vodafone Group PLC
5.625% due 02/27/2017	11,000	12,090

		509,552

Total Corporate Bonds & Notes (Cost $3,999,732)		4,335,131

CONVERTIBLE BONDS & NOTES 0.1%
Transocean, Inc.
1.500% due 12/15/2037	6,400	5,712
1.625% due 12/15/2037	900	876

Total Convertible Bonds & Notes (Cost $6,576)		6,588

MUNICIPAL BONDS & NOTES 2.1%
Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	10,000	10,493
California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	7,200	7,691
7.550% due 04/01/2039	1,300	1,396
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014	3,000	3,142
5.450% due 04/01/2015	14,000	14,700
5.950% due 04/01/2016	5,000	5,316
Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.775% due 04/01/2029	7,500	7,979
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	18,000	19,678
Hamilton County, Ohio Revenue Bonds, Series 2009
6.500% due 12/01/2034	2,500	2,644
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	3,000	3,036
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	2,100	2,118
Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	2,000	2,124
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,500	1,508
Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029	2,000	2,107
Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038	12,500	13,159
Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029	10,000	10,708
West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	5,000	5,623

Total Municipal Bonds & Notes (Cost $106,293)		113,422

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
4.500% due 03/01/2037 - 03/01/2040	108,713	112,906

Total U.S. Government Agencies (Cost $109,470)		112,906

U.S. TREASURY OBLIGATIONS 13.8%
U.S. Treasury Bonds
3.500% due 02/15/2039	92	86
4.250% due 05/15/2039	55,100	58,406
4.375% due 11/15/2039 (f)	57,185	61,903
4.375% due 05/15/2040	78,400	85,015
4.500% due 08/15/2039 (g)(h)	285,174	314,894
4.625% due 02/15/2040 (g)	200,650	226,170
U.S. Treasury Notes
3.625% due 02/15/2020	13,104	13,861
U.S. Treasury Strips
0.000% due 08/15/2039	1,400	427

Total U.S. Treasury Obligations (Cost $724,517)		760,762

MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	110	111
5.935% due 02/10/2051	1,000	1,046
Bear Stearns Alt-A Trust
5.119% due 11/25/2034	271	244
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	1,300	1,328
5.888% due 12/10/2049	91	93
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	200	205
5.886% due 11/15/2044	100	102
Countrywide Alternative Loan Trust
6.000% due 01/25/2037	138	91
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	100	99
GS Mortgage Securities Corp. II
5.560% due 11/10/2039	2,500	2,542
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	2,500	2,502
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	200	200
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	2,000	1,979
5.700% due 09/12/2049	100	100
Merrill Lynch Mortgage Investors, Inc.
2.951% due 05/25/2033	48	49
Morgan Stanley Capital I
5.569% due 12/15/2044	1,000	933
Structured Adjustable Rate Mortgage Loan Trust
2.684% due 03/25/2034	83	82
Thornburg Mortgage Securities Trust
6.204% due 09/25/2037	394	383
Wells Fargo Mortgage-Backed Securities Trust
4.563% due 12/25/2033	434	439

Total Mortgage-Backed Securities (Cost $10,254)		12,528

ASSET-BACKED SECURITIES 0.8%
Bank of America Auto Trust
1.160% due 02/15/2012	7,003	7,012

Bumper 2 S.A.
2.229% due 06/20/2022	EUR	4,427	5,418
Chase Issuance Trust
2.037% due 09/15/2015		$11,500	11,930
Ford Credit Auto Owner Trust
1.770% due 06/15/2012		578	581
1.970% due 05/15/2012		1,350	1,358
MBNA Credit Card Master Note Trust
0.390% due 05/15/2013		500	500
SLM Student Loan Trust
1.816% due 04/25/2023		18,389	19,032

Total Asset-Backed Securities (Cost $45,392)			45,831

SOVEREIGN ISSUES 0.8%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	786
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		8,600	4,306
Croatia Government International Bond
1.250% due 07/30/2010		$4	4
Export-Import Bank of Korea
5.125% due 06/29/2020		15,800	15,941
5.875% due 01/14/2015		22,200	24,112

Total Sovereign Issues (Cost $43,114)			45,149

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049		15,500	14,492

Total Convertible Preferred Securities (Cost $10,321)			14,492

PREFERRED STOCKS 0.0%
SLM Corp.
4.021% due 03/15/2017		21,400	352

Total Preferred Stocks (Cost $241)			352

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS 0.2%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010		$11,000	11,000

(Dated 06/30/2010. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $11,372. Repurchase proceeds are $11,000.)
U.S. TREASURY BILLS 0.2%
0.135% due 07/01/2010 - 11/26/2010 (c)(e)(f)		9,894	9,893

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.099% due 07/15/2010 (f)		1,180	1,180

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.2%
		6,339,787	63,486

Total Short-Term Instruments (Cost $85,551)			85,559

Total Investments 101.4% (Cost $5,185,380)			$5,575,961
Written Options (j) (0.4%) (Premiums $13,688)			(18,642)
Other Assets and Liabilities (Net) (1.0%)			(56,944)

Net Assets 100.0%			$5,500,375

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Coupon represents a weighted average yield.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $224 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	Securities with an aggregate market value of $11,217 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $22,738 at a weighted average interest rate of 0.052%. On June 30, 2010, securities valued at $12,537 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $9,108 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	786	$(293)
90-Day Eurodollar December Futures	Long	12/2010	2,745	743
90-Day Eurodollar March Futures	Long	03/2011	1,511	992
Australia Government 10-Year Bond September Futures	Long	09/2010	827	1,369
U.S. Treasury 2-Year Note September Futures	Long	09/2010	133	122
U.S. Treasury 10-Year Note September Futures	Long	09/2010	1,658	3,278

				$6,211

(i)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.984%	$3,000	$142	$0	$142
American Electric Power Co., Inc.	BCLY	(0.793%	)	06/20/2019	1.006%	36,000	586	0	586
Black & Decker Corp.	BCLY	(2.250%	)	06/20/2014	0.234%	4,000	(317)	0	(317)
Block Financial LLC	BOA	(1.550%	)	03/20/2013	1.533%	10,000	(9)	0	(9)
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	1.533%	3,000	33	0	33
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.524%	5,000	(9)	0	(9)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.713%	4,000	129	132	(3)
Centex Corp.	DUB	(1.000%	)	03/20/2013	1.304%	13,000	101	(22)	123
CSX Corp.	BCLY	(1.440%	)	03/20/2018	0.615%	5,370	(312)	0	(312)
CSX Corp.	BNP	(1.000%	)	03/20/2014	0.423%	250	(5)	3	(8)
Dow Chemical Co.	CITI	(1.000%	)	06/20/2019	2.039%	2,500	188	225	(37)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	3.057%	2,500	251	229	22
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	3.075%	5,000	524	328	196
DR Horton, Inc.	GSC	(1.000%	)	09/20/2014	2.746%	1,500	100	82	18
Embarq Corp.	DUB	(1.000%	)	06/20/2013	1.208%	2,500	14	(6)	20
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.755%	2,000	80	(32)	112
Freeport-McMoRan Corp.	GSC	(0.520%	)	09/20/2011	0.198%	200	(1)	0	(1)
Goldman Sachs Group, Inc.	JPM	(1.000%	)	06/20/2015	1.874%	10,300	403	181	222
KB Home	BNP	(1.000%	)	06/20/2015	5.713%	2,500	475	233	242
KB Home	DUB	(1.000%	)	03/20/2014	5.104%	3,000	401	249	152
Limited Brands, Inc.	BNP	(1.000%	)	12/20/2014	2.038%	1,250	53	96	(43)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	1.403%	2,000	75	0	75
Marsh & McLennan Cos., Inc.	CITI	(1.000%	)	09/20/2015	1.275%	5,000	65	(141)	206
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.674%	5,000	72	113	(41)
Motorola, Inc.	JPM	(1.000%	)	12/20/2012	0.365%	5,000	(80)	252	(332)
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	0.892%	10,000	66	0	66
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.667%	2,000	(15)	0	(15)
RR Donnelley & Sons Co.	BOA	(1.850%	)	03/20/2017	2.778%	7,000	362	0	362
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	1.224%	3,000	(149)	0	(149)
Ryland Group, Inc.	BCLY	(1.000%	)	06/20/2017	2.606%	550	52	40	12
Ryland Group, Inc.	RBS	(1.000%	)	06/20/2017	2.606%	500	46	37	9
Toll Brothers Finance Corp.	GSC	(1.000%	)	12/20/2017	2.204%	2,100	158	55	103

							$3,479	$2,054	$1,425

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	DUB	1.000%	06/20/2015	3.735%	$9,000	$(1,052)	$(384)	$(668)
Ally Financial, Inc.	JPM	1.840%	06/20/2012	4.312%	500	(22)	0	(22)
American Express Co.	JPM	2.750%	03/20/2014	1.032%	3,000	187	0	187
American International Group, Inc.	BOA	5.000%	09/20/2011	2.439%	4,000	129	(200)	329
American International Group, Inc.	CITI	1.550%	03/20/2013	3.156%	1,000	(40)	0	(40)
American International Group, Inc.	DUB	0.890%	12/20/2012	3.076%	100	(5)	0	(5)
American International Group, Inc.	DUB	0.900%	12/20/2012	3.076%	300	(15)	0	(15)
American International Group, Inc.	JPM	2.062%	03/20/2013	3.156%	1,000	(27)	0	(27)
American International Group, Inc.	UBS	5.000%	09/20/2014	3.561%	1,000	55	(140)	195
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.982%	25,000	(1,054)	(502)	(552)
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	1.817%	5,000	(95)	0	(95)
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.982%	10,000	(421)	(83)	(338)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	1.982%	15,000	(632)	(187)	(445)
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	1.982%	25,000	(1,054)	(468)	(586)
BP Capital Markets PLC	CSFB	1.000%	06/20/2015	5.604%	25,000	(4,107)	119	(4,226)
BP Capital Markets PLC	DUB	1.000%	06/20/2015	5.604%	10,000	(1,643)	57	(1,700)
BP Capital Markets PLC	MSC	1.000%	06/20/2015	5.604%	5,000	(821)	31	(852)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.342%	1,150	(18)	(10)	(8)
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.661%	10,000	28	49	(21)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.280%	400	(5)	(4)	(1)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	10,000	(157)	(129)	(28)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.661%	26,500	72	122	(50)
Canadian Natural Resources Ltd.	DUB	5.000%	06/20/2014	1.150%	7,000	1,035	370	665
Chesapeake Energy Corp.	CITI	5.000%	06/20/2015	4.148%	3,600	137	(60)	197
Chesapeake Energy Corp.	GSC	5.000%	03/20/2015	3.995%	9,600	414	299	115
China Government International Bond	BCLY	0.770%	12/20/2014	0.805%	5,350	(7)	0	(7)
China Government International Bond	BOA	0.820%	12/20/2014	0.805%	1,300	1	0	1
China Government International Bond	HSBC	1.000%	06/20/2015	0.902%	10,000	49	194	(145)
China Government International Bond	JPM	1.000%	06/20/2015	0.902%	3,500	17	71	(54)
China Government International Bond	RBS	1.000%	06/20/2015	0.902%	10,000	49	194	(145)
Citigroup, Inc.	BNP	1.000%	12/20/2010	1.235%	5,200	(4)	3	(7)
Citigroup, Inc.	BOA	1.000%	03/20/2011	1.235%	10,000	(14)	(26)	12
Citigroup, Inc.	BOA	5.000%	09/20/2014	1.729%	17,000	2,205	402	1,803
Citigroup, Inc.	GSC	1.000%	12/20/2010	1.235%	7,300	(6)	(38)	32
Citigroup, Inc.	MSC	0.280%	09/20/2012	1.609%	700	(20)	0	(20)
Comcast Corp.	BCLY	1.610%	12/20/2013	0.947%	7,000	160	0	160
Dominion Resources, Inc.	CITI	0.670%	06/20/2015	0.579%	100	0	0	0
El Paso Corp.	BOA	5.000%	09/20/2014	3.337%	3,000	194	(248)	442
El Paso Corp.	DUB	5.000%	09/20/2014	3.337%	2,500	162	(213)	375
El Paso Corp.	GSC	5.000%	09/20/2014	3.337%	10,000	649	(775)	1,424
Emirate of Abu Dhabi	DUB	1.000%	06/20/2015	1.117%	10,000	(52)	(53)	1
Forest Oil Corp.	BOA	5.000%	06/20/2015	4.613%	5,000	89	104	(15)
Forest Oil Corp.	CITI	5.000%	06/20/2015	4.613%	12,500	222	314	(92)
Forest Oil Corp.	CSFB	5.000%	06/20/2015	4.613%	1,500	27	(6)	33
Forest Oil Corp.	GSC	5.000%	06/20/2015	4.613%	6,500	116	126	(10)
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2012	0.831%	300	1	0	1
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	1.948%	600	(19)	0	(19)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	2.030%	4,000	321	0	321
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	2.029%	12,500	1,386	(1,000)	2,386
General Electric Capital Corp.	BNP	4.750%	12/20/2013	2.030%	1,500	135	0	135
General Electric Capital Corp.	BNP	3.900%	03/20/2014	2.047%	10,000	654	0	654
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.866%	3,700	229	70	159
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.993%	4,800	690	0	690
General Electric Capital Corp.	BOA	5.000%	09/20/2014	2.042%	8,000	932	922	10
General Electric Capital Corp.	CITI	1.000%	03/20/2011	1.694%	10,000	(47)	(44)	(3)
General Electric Capital Corp.	CITI	1.310%	03/20/2013	1.972%	1,000	(17)	0	(17)
General Electric Capital Corp.	CITI	6.950%	03/20/2013	1.972%	2,425	320	0	320
General Electric Capital Corp.	CITI	4.200%	03/20/2014	2.047%	10,000	759	0	759
General Electric Capital Corp.	CITI	5.000%	09/20/2014	2.042%	5,000	582	178	404
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.694%	700	(3)	(5)	2
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.948%	4,000	(83)	0	(83)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.030%	2,000	180	0	180
General Electric Capital Corp.	DUB	5.000%	09/20/2014	2.042%	22,000	2,563	2,068	495
General Electric Capital Corp.	GSC	5.700%	12/20/2013	2.030%	5,000	607	0	607
General Electric Capital Corp.	GSC	5.000%	09/20/2014	2.042%	4,000	466	160	306
General Electric Capital Corp.	JPM	5.000%	09/20/2014	2.042%	23,300	2,714	1,363	1,351
General Electric Capital Corp.	MSC	5.000%	06/20/2014	2.029%	12,500	1,386	(1,000)	2,386
General Electric Capital Corp.	RBS	1.000%	03/20/2015	2.081%	1,300	(60)	(37)	(23)
Goldman Sachs Group, Inc.	BNP	1.000%	09/20/2011	1.732%	11,700	(101)	(126)	25
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	1.726%	3,500	(18)	(19)	1
HCA, Inc.	JPM	2.000%	03/20/2011	1.593%	5,000	17	0	17
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.485%	EUR 10,000	(5)	0	(5)
Japan Government International Bond	GSC	1.000%	03/20/2015	0.884%	$25,000	138	533	(395)
Japan Government International Bond	GSC	1.000%	09/20/2015	0.969%	2,400	4	35	(31)
JSC Gazprom	UBS	4.450%	09/27/2010	1.801%	2,000	36	0	36
Merrill Lynch & Co., Inc.	CSFB	1.000%	03/20/2011	1.190%	10,000	(11)	(10)	(1)
Merrill Lynch & Co., Inc.	UBS	1.000%	03/20/2011	1.190%	2,700	(3)	(3)	0
MetLife, Inc.	BNP	1.000%	06/20/2015	3.326%	1,600	(160)	(167)	7
MetLife, Inc.	DUB	2.073%	03/20/2013	2.925%	1,000	(21)	0	(21)
MetLife, Inc.	DUB	5.000%	06/20/2014	3.146%	9,000	610	(90)	700
MetLife, Inc.	DUB	5.000%	09/20/2014	3.186%	5,000	349	463	(114)
MetLife, Inc.	DUB	1.000%	03/20/2015	3.284%	10,000	(940)	(490)	(450)
MetLife, Inc.	DUB	5.000%	09/20/2019	3.490%	9,200	937	1,117	(180)
MetLife, Inc.	GSC	1.000%	12/20/2014	3.238%	10,000	(882)	(560)	(322)
MetLife, Inc.	JPM	5.000%	06/20/2014	3.146%	6,000	406	(36)	442
MetLife, Inc.	JPM	5.000%	09/20/2014	3.186%	15,000	1,046	1,353	(307)
MetLife, Inc.	UBS	1.000%	03/20/2015	3.284%	850	(80)	(24)	(56)
Mexico Government International Bond	HSBC	1.690%	09/20/2014	1.149%	15,800	421	0	421
Mexico Government International Bond	JPM	0.840%	09/20/2010	0.582%	11,000	32	0	32
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.612%	600	1	(1)	2
Morgan Stanley	CITI	1.000%	06/20/2011	2.297%	16,500	(201)	10	(211)
Morgan Stanley	UBS	1.000%	12/20/2010	2.187%	3,800	(20)	10	(30)
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	1.358%	8,000	660	0	660
Prudential Financial, Inc.	CITI	1.000%	12/20/2010	1.631%	7,000	(19)	(11)	(8)
RRI Energy, Inc.	MSC	5.000%	12/20/2014	6.769%	10,000	(625)	(1,000)	375
Russia Government International Bond	BCLY	1.000%	09/20/2010	0.954%	29,100	85	0	85
Russia Government International Bond	DUB	1.012%	09/20/2010	0.954%	15,000	45	0	45
Russia Government International Bond	UBS	1.000%	06/20/2015	1.945%	5,000	(216)	(76)	(140)
SLM Corp.	BCLY	5.000%	03/20/2014	5.861%	2,500	(64)	(262)	198
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	3,500	38	(359)	397
SLM Corp.	BOA	5.000%	06/20/2011	3.958%	4,000	45	(190)	235
SLM Corp.	BOA	5.000%	09/20/2011	4.520%	21,700	154	(1,487)	1,641
SLM Corp.	BOA	5.000%	12/20/2012	5.313%	3,000	(17)	(165)	148
SLM Corp.	CITI	5.000%	09/20/2011	4.520%	8,000	57	(360)	417
SLM Corp.	JPM	5.000%	09/20/2011	4.520%	8,000	57	(960)	1,017
SLM Corp.	MSC	5.000%	09/20/2011	4.520%	3,000	21	(180)	201
South Korea Government Bond	BCLY	0.960%	12/20/2014	1.199%	400	(4)	0	(4)
South Korea Government Bond	RBS	1.000%	06/20/2015	1.304%	10,000	(138)	101	(239)
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.767%	4,500	49	22	27
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.767%	18,000	195	23	172
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	25,000	325	370	(45)
Vale Overseas Ltd.	MSC	0.700%	12/20/2011	1.046%	500	(2)	0	(2)
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.951%	1,000	1	(21)	22
Wells Fargo & Co.	BNP	1.000%	12/20/2010	0.710%	5,000	8	14	(6)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.991%	5,000	3	(126)	129
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.951%	500	1	(11)	12
Westfield Management Ltd.	DUB	1.000%	12/20/2010	0.982%	15,700	6	0	6

						$10,642	$(1,079)	$11,721

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	$108,128	$195	$176	$19
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	148,701	268	247	21
CDX.IG-13 5-Year Index	GSC	(1.000%	)	12/20/2014	400,000	1,696	(2,157)	3,853
CDX.IG-13 5-Year Index	MSC	(1.000%	)	12/20/2014	38,200	162	(40)	202
CDX.IG-14 5-Year Index	BCLY	(1.000%	)	06/20/2015	146,000	1,245	(916)	2,161
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015	122,900	1,048	29	1,019
CDX.IG-14 5-Year Index	DUB	(1.000%	)	06/20/2015	136,000	1,160	1,195	(35)

						$5,774	$(1,466)	$7,240

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	900	$1	$1	$0
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		93,000	134	112	22
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		200,000	248	300	(52)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY		157,000	759	837	(78)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		250,000	1,209	499	710
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		84,000	312	353	(41)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		64,000	238	260	(22)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	JPM		73,900	244	273	(29)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		87,400	901	(33)	934
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		200,000	2,169	0	2,169
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BCLY		$14,300	469	333	136
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		300	28	10	18
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	BNP	AUD	14,900	333	(145)	478
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		31,900	712	(275)	987
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	8,000	390	(85)	475
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	9	(10)	19
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	32	9	23
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		243,800	1,918	200	1,718
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		19,100	151	17	134
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY		237,700	1,415	218	1,197
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BOA		75,000	446	35	411

							$12,118	$2,909	$9,209

(j)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/27/2010	313	$219	$969
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	313	187	14

				$406	$983

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	19,800	$138	$19
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		$143,400	770	3,353
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		87,300	288	3
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		56,100	393	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		5,000	45	0
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		418,900	1,110	10,803
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		418,900	3,393	47
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		42,000	449	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		14,000	35	327
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		14,000	84	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		7,800	19	201
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		7,800	69	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		33,600	227	1,350
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		33,600	191	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		151,000	1,582	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		50,000	396	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		234,000	2,320	0

								$11,509	$16,106

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR	116,000	$245	$53
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	09/15/2010		116,000	744	1,110
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010		$85,000	144	2
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010		85,000	340	72

							$1,473	$1,237

Inflation Cap

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/14/2010	$15,000	$60	$4

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$27,900	$240	$312

(k)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	17,061	07/2010	JPM	$0	$(494)	$(494)
Sell	BRL	909	08/2010	DUB	0	(25)	(25)
Sell		60,431	08/2010	GSC	0	(1,899)	(1,899)
Buy		70,527	08/2010	HSBC	84	0	84
Sell		7,448	08/2010	JPM	0	(99)	(99)
Sell	CAD	6,386	07/2010	JPM	101	0	101
Buy		6,145	07/2010	UBS	0	(338)	(338)
Buy	CLP	27,495	01/2011	JPM	0	(6)	(6)
Buy	CNY	235,515	08/2010	HSBC	0	(320)	(320)
Buy		10,693	11/2010	BCLY	0	(32)	(32)
Buy		17,340	11/2010	CITI	0	(53)	(53)
Buy		44,732	11/2010	DUB	0	(145)	(145)
Buy		17,614	11/2010	MSC	0	(61)	(61)
Buy		157,230	01/2011	CITI	0	(446)	(446)
Sell		194,795	01/2011	DUB	0	(260)	(260)
Sell		43,613	01/2011	JPM	0	(61)	(61)
Sell		6,133	01/2011	RBS	0	(9)	(9)
Buy		140,150	06/2011	DUB	0	(307)	(307)
Sell	EUR	31,948	07/2010	BCLY	66	(53)	13
Sell		144,617	07/2010	BNP	15,569	0	15,569
Sell		13,056	07/2010	CITI	426	0	426
Buy		21,556	07/2010	JPM	463	0	463
Buy		19,482	08/2010	CITI	0	(221)	(221)
Sell	GBP	47,658	09/2010	BOA	0	(572)	(572)
Buy	IDR	168,000,000	09/2010	RBS	1,870	0	1,870
Buy	INR	328,978	03/2011	BCLY	0	(152)	(152)
Buy		157,905	03/2011	HSBC	0	(78)	(78)
Buy		163,537	03/2011	JPM	0	(90)	(90)
Buy		186,250	03/2011	UBS	0	(98)	(98)
Sell	JPY	3,167,609	07/2010	BOA	0	(1,234)	(1,234)
Buy	KRW	1,361,000	07/2010	BCLY	0	(36)	(36)
Sell		2,590,628	07/2010	BCLY	32	(7)	25
Sell		2,552,350	07/2010	CITI	39	0	39
Buy		2,700,719	07/2010	DUB	0	(68)	(68)
Buy		2,243,619	07/2010	MSC	0	(63)	(63)
Sell		1,162,360	07/2010	RBS	7	0	7
Buy		5,370,354	08/2010	MSC	0	(175)	(175)
Buy		5,005,721	11/2010	BCLY	6	(124)	(118)
Sell		706,380	11/2010	BCLY	24	0	24
Sell		708,464	11/2010	BOA	22	0	22
Buy		4,683,864	11/2010	CITI	0	(131)	(131)
Sell		2,886,324	11/2010	CITI	125	0	125
Sell		616,178	11/2010	DUB	27	0	27
Sell		328,440	11/2010	GSC	12	0	12
Buy		4,941,498	11/2010	JPM	0	(299)	(299)
Sell		666,814	11/2010	JPM	26	0	26
Buy		3,200,058	11/2010	MSC	0	(169)	(169)
Buy		1,162,360	11/2010	RBS	0	(6)	(6)
Buy		1,271,002	01/2011	DUB	0	(51)	(51)
Buy		26,634,990	01/2011	GSC	0	(1,178)	(1,178)
Buy		7,973,342	01/2011	JPM	0	(327)	(327)
Buy	MXN	157,999	09/2010	CITI	10	0	10
Buy		9,985	09/2010	DUB	0	(21)	(21)
Sell		226,780	09/2010	DUB	0	(382)	(382)
Buy		13,868	09/2010	GSC	9	0	9
Sell		8,172	09/2010	GSC	0	(14)	(14)
Buy		364,829	09/2010	JPM	0	(298)	(298)
Buy	NOK	87,951	09/2010	CITI	0	(223)	(223)
Buy	PHP	237,714	11/2010	BCLY	0	(55)	(55)
Buy		767,227	11/2010	CITI	0	(237)	(237)
Buy		227,300	11/2010	DUB	0	(48)	(48)
Buy		196,275	11/2010	JPM	0	(174)	(174)
Buy	PLN	3,132	08/2010	BNP	0	(169)	(169)
Buy		44,073	08/2010	HSBC	0	(2,374)	(2,374)
Sell		14,170	08/2010	HSBC	345	0	345
Sell		33,035	08/2010	JPM	858	0	858
Buy	SGD	11,720	09/2010	BCLY	21	0	21
Buy		31,961	09/2010	DUB	96	(38)	58
Buy	TWD	23	10/2010	BCLY	0	0	0
Buy		66	10/2010	CITI	0	0	0
Buy		156	01/2011	DUB	0	0	0
Buy		96	01/2011	JPM	0	0	0
Buy		148	01/2011	MSC	0	0	0
Buy		80	01/2011	UBS	0	0	0
Buy	ZAR	153	07/2010	BCLY	0	0	0
Sell		153	07/2010	BCLY	0	0	0
Buy		153	10/2010	BCLY	0	0	0

					$20,238	$(13,720)	$6,518

(l)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$43,241	$0	$43,241
Corporate Bonds & Notes	0	4,335,131	0	4,335,131
Convertible Bonds & Notes	0	6,588	0	6,588
Municipal Bonds & Notes	0	113,422	0	113,422
U.S. Government Agencies	0	112,906	0	112,906
U.S. Treasury Obligations	0	760,762	0	760,762
Mortgage-Backed Securities	0	12,528	0	12,528
Asset-Backed Securities	0	45,831	0	45,831
Sovereign Issues	0	45,149	0	45,149
Convertible Preferred Securities	14,492	0	0	14,492
Preferred Stocks	0	352	0	352
Short-Term Instruments	63,486	22,073	0	85,559

Investments, at value	$77,978	$5,497,983	$0	$5,575,961
Financial Derivative Instruments (3)	$6,211	$19,024	$(1,553)	$23,682

Totals	$84,189	$5,517,007	$(1,553)	$5,599,643

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Financial Derivative Instruments (3)	$(1,165)	$(1,473)	$0	$2,014	$(929)	$0	$0	$(1,553)	$173

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Long Duration Total Return Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 47.1%
BANKING & FINANCE 20.6%
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		$735	$684
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	110
American Express Bank FSB
6.000% due 09/13/2017		200	220
American Express Co.
5.500% due 09/12/2016		300	322
6.150% due 08/28/2017		1,800	1,976
8.150% due 03/19/2038		12,300	16,607
American General Finance Corp.
4.875% due 07/15/2012		200	182
5.625% due 08/17/2011		475	460
American International Group, Inc.
4.700% due 10/01/2010		295	296
5.050% due 10/01/2015		2,000	1,847
5.750% due 03/15/2067	GBP	500	430
5.850% due 01/16/2018		$3,000	2,696
6.250% due 05/01/2036		7,080	5,664
6.250% due 03/15/2037		2,100	1,438
8.175% due 05/15/2068		3,400	2,711
8.250% due 08/15/2018		1,900	1,933
Anadarko Finance Co.
7.500% due 05/01/2031		14,970	12,632
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040		8,100	8,401
Asian Development Bank
5.820% due 06/16/2028		500	576
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	2,000	2,052
Banco do Brasil S.A.
6.000% due 01/22/2020		$9,700	10,063
Bank of America Corp.
0.766% due 08/15/2016		100	88
5.650% due 05/01/2018		3,300	3,389
5.750% due 12/01/2017		1,550	1,611
6.000% due 09/01/2017		200	211
Bank of America N.A.
6.000% due 10/15/2036		17,990	17,377
Bank One Corp.
7.625% due 10/15/2026		95	111
8.000% due 04/29/2027		100	124
Barclays Bank PLC
6.050% due 12/04/2017		1,100	1,112
7.434% due 09/29/2049		4,700	4,230
10.179% due 06/12/2021		11,560	14,503
Barrick International Barbados Corp.
6.350% due 10/15/2036		10,490	11,191
BBVA Bancomer S.A.
7.250% due 04/22/2020		3,900	3,861
Bear Stearns Cos. LLC
0.568% due 01/31/2011		2,200	2,202
0.646% due 08/15/2011		100	100
0.728% due 11/28/2011		100	100
7.250% due 02/01/2018		3,000	3,510
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		230	256
BNP Paribas
5.186% due 06/29/2049		7,000	5,792
Capital One Capital V
10.250% due 08/15/2039		1,800	1,910

Capital One Capital VI
8.875% due 05/15/2040		6,600	6,934
Caterpillar Financial Services Corp.
1.287% due 06/24/2011		8,400	8,464
Citigroup Capital XXI
8.300% due 12/21/2057		100	98
Citigroup, Inc.
5.500% due 04/11/2013		500	520
5.850% due 12/11/2034		220	209
5.875% due 05/29/2037		500	471
6.000% due 08/15/2017		3,700	3,851
6.125% due 08/25/2036		2,350	2,145
6.625% due 06/15/2032		4,250	4,062
6.875% due 03/05/2038		21,600	22,760
8.125% due 07/15/2039		22,000	26,360
Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	1,978
ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036		2,700	3,041
Countrywide Financial Corp.
5.800% due 06/07/2012		300	316
Credit Agricole S.A.
6.637% due 05/29/2049		5,800	4,292
8.375% due 10/29/2049		10,000	9,500
Credit Suisse
6.000% due 02/15/2018		3,800	3,974
Credit Suisse AG
5.400% due 01/14/2020		8,500	8,473
Credit Suisse USA, Inc.
6.125% due 11/15/2011		100	106
Crown Castle Towers LLC
6.113% due 01/15/2020		1,100	1,211
Fifth Third Bancorp
6.250% due 05/01/2013		255	2,748
General Electric Capital Corp.
0.506% due 08/15/2011		100	100
5.500% due 09/15/2066	GBP	100	127
5.875% due 01/14/2038		$33,450	32,956
6.150% due 08/07/2037		255	260
6.375% due 11/15/2067		6,150	5,758
6.750% due 03/15/2032		7,180	7,759
6.875% due 01/10/2039		21,600	23,959
Goldman Sachs Group, Inc.
0.533% due 02/06/2012		500	488
5.300% due 02/14/2012		380	396
5.750% due 10/01/2016		200	211
5.950% due 01/18/2018		1,500	1,561
6.125% due 02/15/2033		3,900	3,834
6.150% due 04/01/2018		7,600	7,978
6.250% due 09/01/2017		15,300	16,227
6.450% due 05/01/2036		900	864
6.750% due 10/01/2037		20,185	19,873
7.250% due 04/10/2028	GBP	2,000	3,199
7.500% due 02/15/2019		$3,400	3,809
HBOS PLC
6.750% due 05/21/2018		8,500	7,974
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	383
5.875% due 11/01/2034		230	227
7.000% due 01/15/2039		13,950	15,750
HSBC Capital Funding LP
4.610% due 12/31/2049		600	519
HSBC Finance Corp.
5.700% due 06/01/2011		400	413

HSBC Holdings PLC
6.375% due 10/18/2022	GBP	2,300	3,678
6.500% due 05/02/2036		$2,040	2,125
6.500% due 09/15/2037		7,900	8,214
6.800% due 6/01/2038		2,800	3,031
Inter-American Development Bank
4.375 due 02/11/2020		10,025	10,519
John Deere Capital Corp.
1.287% due 6/10/2011		11,700	11,783
JPMorgan Chase & Co.
0.546% due 05/16/2011		100	100
6.000% due 01/15/2018		2,000	2,213
6.400% due 05/15/2038		18,505	21,525
7.900% due 04/29/2049		2,900	2,999
JPMorgan Chase Capital XV
5.875% due 03/15/2035		17,000	15,558
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		11,500	11,550
JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,710	1,643
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		9,950	9,439
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 (a)		1,200	243
Lincoln National Corp.
6.300% due 10/09/2037		400	389
Lloyds TSB Bank PLC
12.000% due 12/29/2049		3,500	3,522
Merill Lynch & Co., Inc.
0.516% due 07/25/2011		300	297
6.050% due 08/15/2012		335	356
6.110% due 01/29/2037		200	182
6.400% due 08/28/2017		11,100	11,598
6.875% due 04/25/2018		8,400	8,980
7.750% due 04/30/2018	GBP	1,900	3,170
7.750% due 05/14/2038		$400	430
MetLife, Inc.
5.700% due 06/15/2035		7,400	7,270
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	107
Morgan Stanley
0.545% due 01/09/2012		300	292
5.550% due 04/27/2017		200	199
5.625% due 01/09/2012		575	599
5.625% due 09/23/2019		1,400	1,358
6.250% due 08/28/2017		14,000	14,261
6.625% due 04/01/2018		10,100	10,609
7.250% due 04/01/2032		2,100	2,371
National City Bank
5.800% due 06/07/2017		380	404
6.200% due 12/15/2011		250	265
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		520	674
New York Life Insurance Co.
6.750% due 11/15/2039		5,300	6,221
Northwestern Mutual Life Insurance
6.063% due 03/30/2040		10,000	10,783
Pacific Life Insurance Co.
9.250% due 06/15/2039		2,400	3,013
PNC Funding Corp.
5.500% due 09/28/2012		130	140
PNC Preferred Funding Trust III
8.700% due 03/29/2049		200	201

Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	1,054
Rabobank Capital Funding Trust II
5.260% due 12/31/2049	8,000	7,222
Rabobank Nederland NV
11.000% due 06/29/2049	18,200	22,568
RBS Capital Trust II
6.425% due 12/29/2049	9,690	4,893
Regions Financial Corp.
7.375% due 12/10/2037	4,000	3,459
Resona Bank Ltd.
5.850% due 09/29/2049	100	95
Royal Bank of Scotland Group PLC
0.798% due 03/30/2012	18,700	18,576
7.648% due 08/29/2049	2,850	2,152
Simon Property Group LP
6.750% due 02/01/2040	9,400	10,547
SunTrust Banks, Inc.
6.000% due 09/11/2017	505	515
Svenska Handelsbanken AB
1.536% due 09/14/2012	5,300	5,324
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	8,900	10,416
TNK-BP Finance S.A.
6.625% due 03/20/2017	500	495
7.500% due 07/18/2016	1,100	1,144
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	5,400	6,313
U.S. Trade Funding Corp.
4.260% due 11/15/2014	9,046	9,575
UBS AG
5.750% due 04/25/2018	10,600	10,960
5.875% due 12/20/2017	100	106
UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,200	3,644
Wachovia Bank N.A.
5.850% due 02/01/2037	1,050	1,048
6.600% due 01/15/2038	22,461	24,536
Wachovia Corp.
5.500% due 08/01/2035	160	149
5.625% due 10/15/2016	100	108
Wells Fargo & Co.
5.375% due 02/07/2035	100	98
5.625% due 12/11/2017	2,000	2,191
7.980% due 03/29/2049	3,200	3,312
Wells Fargo Bank N.A.
5.950% due 08/26/2036	5,400	5,524
Wells Fargo Capital X
5.950% due 12/15/2036	2,000	1,787
Wells Fargo Capital XIII
7.700% due 12/29/2049	4,935	5,009
Westpac Banking Corp.
0.726% due 12/14/2012	10,000	10,007
White Nights Finance BV for Gazprom
10.500% due 03/08/2014	3,900	4,532

		776,316

INDUSTRIALS 14.9%
Alcoa, Inc.
5.950% due 02/01/2037	1,600	1,369
Altria Group, Inc.
9.950% due 11/10/2038	14,555	19,198
10.200% due 02/06/2039	9,562	12,877

America Movil SAB de C.V.
6.125% due 03/30/2040	12,300	12,932
Amgen, Inc.
6.375% due 06/01/2037	2,500	2,953
6.900% due 06/01/2038	300	379
Anadarko Petroleum Corp.
6.450% due 09/15/2036	7,025	5,610
7.950% due 06/15/2039	300	257
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	500	562
Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039	5,000	6,564
8.200% due 01/15/2039	13,600	17,973
ArcelorMittal
7.000% due 10/15/2039	2,700	2,867
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	5,100	5,462
Barrick Gold Corp.
5.800% due 11/15/2034	10	11
Burlington Northern Santa Fe LLC
6.150% due 05/01/2037	450	509
6.200% due 08/15/2036	500	565
6.530% due 07/15/2037	200	229
Canadian National Railway Co.
6.375% due 11/15/2037	400	489
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,153
6.250% due 03/15/2038	7,500	8,245
6.450% due 06/30/2033	100	110
6.500% due 02/15/2037	250	281
6.750% due 02/01/2039	6,225	7,316
Cenovus Energy, Inc.
6.750% due 11/15/2039	13,400	15,472
Codelco, Inc.
7.500% due 01/15/2019	200	246
Colorado Interstate Gas Co.
6.850% due 06/15/2037	1,300	1,323
Comcast Corp.
6.400% due 03/01/2040	23,600	25,545
6.550% due 07/01/2039	5,200	5,718
7.050% due 03/15/2033	7,590	8,807
Conoco Funding Co.
7.250% due 10/15/2031	10	13
Covidien International Finance S.A.
6.550% due 10/15/2037	500	608
Cox Communications, Inc.
6.450% due 12/01/2036	300	333
8.375% due 03/01/2039	17,250	23,556
CSX Corp.
6.150% due 05/01/2037	800	879
6.220% due 04/30/2040	4,200	4,656
CVS Caremark Corp.
6.125% due 09/15/2039	1,200	1,289
CVS Pass-Through Trust
6.036% due 12/10/2028	151	155
7.507% due 01/10/2032	16,497	18,838
Devon Energy Corp.
7.950% due 04/15/2032	6,200	7,978
Devon Financing Corp. ULC
7.875% due 09/30/2031	3,755	4,788
Dow Chemical Co.
9.400% due 05/15/2039	15,300	21,371
Eli Lilly & Co.
5.550% due 03/15/2037	35	38

Enbridge Energy Partners LP
6.300% due 12/15/2034	900	903
EnCana Corp.
6.500% due 08/15/2034	1,850	2,047
6.500% due 02/01/2038	9,550	10,673
6.625% due 08/15/2037	1,600	1,797
Energy Transfer Partners LP
6.625% due 10/15/2036	6,500	6,265
7.500% due 07/01/2038	2,100	2,156
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	568
EOG Resources. Inc.
5.875% due 09/15/2017	1,900	2,144
Gaz Capital S.A. for Gazprom
7.288% due 08/16/2037	5,100	5,059
8.146% due 04/11/2018	1,050	1,151
8.625% due 04/28/2034	1,510	1,738
9.250% due 04/23/2019	2,600	3,003
Georgia-Pacific LLC
7.750% due 11/15/2029	80	81
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,100	1,128
HCA, Inc.
9.250% due 11/15/2016	100	106
Hess Corp.
7.300% due 08/15/2031	1,300	1,540
Hewlett-Packard Co.
0.648% due 03/01/2012	100	100
HJ Heinz Finance Co.
7.125% due 08/01/2039	3,750	4,607
KeySpan Corp.
5.803% due 04/01/2035	120	127
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,218
6.500% due 02/01/2037	700	717
6.500% due 09/01/2039	4,400	4,555
6.950% due 01/15/2038	21,460	22,905
7.300% due 08/15/2033	3,000	3,294
7.400% due 03/15/2031	300	333
Kraft Foods, Inc.
0.928% due 08/11/2010	600	600
6.500% due 02/09/2040	5,400	6,068
7.000% due 08/11/2037	900	1,065
Kroger Co.
7.500% due 04/01/2031	200	253
Lockheed Martin Corp.
5.720% due 06/01/2040	8	9
Marathon Oil Corp.
6.600% due 10/01/2037	900	988
McDonald’s Corp.
5.700% due 02/01/2039	55	62
Meccanica Holdings USA
6.250% due 01/15/2040	2,900	2,707
Monsanto Co.
5.875% due 04/15/2038	100	112
Motiva Enterprises LLC
6.850% due 01/15/2040	800	919
NBC Universal, Inc.
6.400% due 04/30/2040	8,100	8,694
Newmont Mining Corp.
6.250% due 10/01/2039	8,100	8,883
News America, Inc.
6.200% due 12/15/2034	300	317

Norfolk Southern Corp.
7.050% due 05/01/2037	2,300	2,856
7.250% due 02/15/2031	220	271
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	2,500	2,806
Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	539
6.625% due 06/15/2038	3,600	3,691
Petrobras International Finance Co.
6.875% due 01/20/2040	7,600	7,715
7.875% due 03/15/2019	10,500	12,076
Petro-Canada
5.950% due 05/15/2035	300	315
Pfizer, Inc.
7.200% due 03/15/2039	8,000	10,568
Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	4,953
Plains All American Pipeline LP
6.650% due 01/15/2037	700	702
Reynolds American, Inc.
7.250% due 06/15/2037	700	723
Roche Holdings, Inc.
7.000% due 03/01/2039	9,600	12,551
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	211
6.875% due 04/15/2040	6,300	5,815
7.500% due 07/15/2038	4,100	4,041
Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026	7,000	7,928
Suncor Energy, Inc.
6.500% due 06/15/2038	2,800	3,144
6.850% due 06/01/2039	12,500	14,439
Target Corp.
7.000% due 01/15/2038	4,140	5,314
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	3,000	3,191
7.625% due 04/01/2037	4,720	5,252
8.375% due 06/15/2032	3,600	4,237
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,168
Time Warner Cable, Inc.
6.550% due 05/01/2037	7,650	8,290
6.750% due 06/15/2039	200	222
7.300% due 07/01/2038	5,225	6,098
Time Warner, Inc.
5.875% due 11/15/2016	100	113
6.200% due 03/15/2040	7,800	8,273
6.500% due 11/15/2036	8,662	9,471
7.700% due 05/01/2032	70	85
TransCanada Pipelines Ltd.
6.200% due 10/15/2037	400	437
7.625% due 01/15/2039	10,500	13,488
Transocean, Inc.
6.800% due 03/15/2038	2,775	2,513
Union Pacific Corp.
6.150% due 05/01/2037	400	450
Usiminas Commercial Ltd.
7.250% due 01/18/2018	1,700	1,836
UST LLC
5.750% due 03/01/2018	600	626
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,267
Viacom, Inc.
6.875% due 04/30/2036	750	854

Wal-Mart Stores, Inc.
6.500% due 08/15/2037	11,000	13,387
Weyerhaeuser Co.
7.375% due 03/15/2032	16,400	16,262
Williams Partners LP
6.300% due 04/15/2040	2,200	2,223
Yum! Brands, Inc.
6.875% due 11/15/2037	100	115

		562,932

UTILITIES 11.6%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,047
Appalachian Power Co.
6.700% due 08/15/2037	3,910	4,403
7.000% due 04/01/2038	500	584
AT&T Corp.
8.000% due 11/15/2031	40,870	52,857
AT&T, Inc.
6.300% due 01/15/2038	13,750	15,005
6.400% due 05/15/2038	1,100	1,216
6.500% due 09/01/2037	450	502
6.550% due 02/15/2039	9,700	10,926
BellSouth Corp.
6.550% due 06/15/2034	365	404
British Telecommunications PLC
9.875% due 12/15/2030	730	895
Carolina Power & Light Co.
6.300% due 04/01/2038	800	959
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,424
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,393
Columbus Southern Power Co.
5.850% due 10/01/2035	100	108
6.600% due 03/01/2033	65	75
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	19,190	23,521
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	30,327	39,344
9.250% due 06/01/2032	3,700	5,057
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,336
Duke Energy Indiana, Inc.
6.450% due 04/01/2039	700	853
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	113
EDF S.A.
5.500% due 01/26/2014	100	111
6.500% due 01/26/2019	100	117
6.950% due 01/26/2039	13,570	16,448
FirstEnergy Corp.
7.375% due 11/15/2031	9,350	9,903
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	14,300	14,221
Florida Power & Light Co.
5.625% due 04/01/2034	100	110
5.850% due 02/01/2033	60	66
5.950% due 02/01/2038	200	230
5.960% due 04/01/2039	5,000	5,767
Florida Power Corp.
6.350% due 09/15/2037	200	238
6.400% due 06/15/2038	1,300	1,563

France Telecom S.A.
8.500% due 03/01/2031	12,975	17,938
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	833
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,946
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	4,330	4,794
6.500% due 09/15/2037	7,200	8,318
NGPL PipeCo LLC
7.119% due 12/15/2017	200	191
7.768% due 12/15/2037	26,145	23,333
Ohio Power Co.
6.000% due 06/01/2016	20	23
6.600% due 02/15/2033	30	34
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	3,615
Pacific Gas & Electric Co.
5.800% due 03/01/2037	1,000	1,093
6.250% due 03/01/2039	3,000	3,480
6.350% due 02/15/2038	15,700	18,399
PacificCorp
5.750% due 04/01/2037	60	66
6.000% due 01/15/2039	2,040	2,357
6.100% due 08/01/2036	60	69
6.250% due 10/15/2037	105	124
Pennsylvania Electric Co.
6.150% due 10/01/2038	2,400	2,542
Progress Energy, Inc.
7.750% due 03/01/2031	4,500	5,725
PSEG Power LLC
8.625% due 04/15/2031	600	792
Public Service Co. of Colorado
6.250% due 09/01/2037	235	279
6.500% due 08/01/2038	5,200	6,394
Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	165
Qwest Corp.
7.500% due 06/15/2023	100	96
Ras Laffan Liquefied Natural Gas Co. Ltd. Ill
5.838% due 09/30/2027	600	620
5.838% due 09/30/2027	250	259
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,149
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,218
5.950% due 02/01/2038	7,710	8,962
6.000% due 01/15/2034	3,800	4,396
Telecom Italia Capital S.A.
7.200% due 07/18/2036	2,880	2,806
7.721% due 06/04/2038	3,100	3,189
Telefonica Emisiones SAU
7.045% due 06/20/2036	7,100	7,896
Telefonica Europe BV
8.250% due 09/15/2030	245	303
Verizon Communications, Inc.
5.850% due 09/15/2035	3,062	3,176
6.400% due 02/15/2038	300	332
6.900% due 04/15/2038	17,400	20,448
7.350% due 04/01/2039	8,300	10,261
8.950% due 03/01/2039	7,900	11,250
Verizon Global Funding Corp.
7.750% due 12/01/2030	500	626

Virginia Electric and Power Co.
6.000% due 01/15/2036	20	22
8.875% due 11/15/2038	13,250	19,321
Vodafone Group PLC
6.150% due 02/27/2037	12,010	12,521

		436,157

Total Corporate Bonds & Notes (Cost $1,627,159)		1,775,405

CONVERTIBLE BONDS & NOTES 0.0%
Transocean, Inc.
1.500% due 12/15/2037	1,000	892

Total Convertible Bonds & Notes (Cost $944)		892

MUNICIPAL BONDS & NOTES 4.8%
Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	2,700	2,687
Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	1,300	1,364
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	11,000	11,576
California State Public Works Board Revenue Bonds, Series 2010
7.804% due 03/01/2035	6,800	7,075
Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
6.138% due 12/01/2039	5,900	6,114
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	667
Colorado State Certificates of Participation Bonds, Series 2009
6.650% due 09/15/2045	1,000	1,113
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	1,500	1,527
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	1,100	1,199
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	13,900	14,817
Dallas County, Texas Hospital District General Obligation Bonds, Series 2009
5.621% due 08/15/2044	2,100	2,245
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	6,600	6,906
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	5,450	5,958
Detroit, Michigan Revenue Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2029	250	250
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	7,900	8,623
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	272

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	143
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	127
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	100	101
4.500% due 07/01/2024	1,300	1,295
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	8,350	9,162
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	2,100	2,118
Michigan State University Revenue Bonds, Series 2010
6.173% due 02/15/2050	11,100	11,756
Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.413% due 01/01/2040	3,100	3,335
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	8,600	10,484
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.750% due 06/15/2041	9,700	10,132
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.491% due 06/15/2042	4,000	4,185
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.762% due 06/15/2031	2,000	2,366
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	2,900	3,138
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	287
Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030	600	638
6.765% due 06/01/2040	2,900	3,141
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	45
San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041	5,350	5,725
San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	7,800	8,459
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,600	1,608
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039	10,000	10,540
Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029	2,000	2,142

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.817% due 02/15/2031	1,300	1,565
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.750% due 02/01/2027	1,000	1,196
9.849% due 10/01/2031	2,400	2,888
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	8,100	8,648
University of Toledo, Ohio Revenue Bonds, Series 2009
7.875% due 06/01/2031	2,000	2,074
West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 06/01/2034	700	787
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,370	1,768

Total Municipal Bonds & Notes (Cost $166,736)		182,225

U.S. GOVERNMENT AGENCIES 19.7%
Fannie Mae
0.000% due 06/01/2017 (h)	80,700	65,468
0.000% due 03/23/2028	300	137
0.407% due 07/25/2037	181	165
0.477% due 03/25/2036	59	55
0.547% due 10/27/2037	2,400	2,396
0.747% due 09/25/2032	178	169
0.847% due 02/25/2032	12	12
0.947% due 05/25/2030	10,289	10,256
1.621% due 06/01/2043	494	497
1.778% due 10/01/2035	1,928	1,971
1.932% due 04/01/2035	1,456	1,505
2.008% due 06/01/2035	2,158	2,238
2.548% due 12/01/2033	113	117
2.576% due 12/01/2034	2,911	3,018
2.817% due 11/01/2034	4,183	4,372
2.885% due 05/25/2035	2,940	3,077
3.155% due 09/01/2035	133	138
4.000% due 02/25/2019	100	105
4.100% due 12/17/2018	15,900	16,157
4.300% due 08/18/2010	10	10
4.403% due 08/01/2035	320	333
5.000% due 03/15/2016 - 08/25/2033	31,677	36,077
5.054% due 06/01/2035	2,861	2,946
5.345% due 11/01/2035	312	334
5.500% due 12/01/2032 - 07/01/2040	7,260	7,827
5.500% due 11/01/2036 (h)	2,001	2,151
5.625% due 04/17/2028 - 07/15/2037	70,325	82,425
5.800% due 02/09/2026	500	514
5.900% due 07/25/2042	28	31
6.000% due 10/25/2021 - 11/01/2037	18,326	20,358
6.050% due 02/25/2044	500	543
6.080% due 09/01/2028	1,800	2,170
6.210% due 08/06/2038	12,900	16,264
6.496% due 05/25/2032	67	67
7.125% due 01/15/2030	425	581

7.250% due 05/15/2030	8	11
8.100% due 08/12/2019	200	273
Federal Farm Credit Bank
4.180% due 09/22/2010	15	15
5.125% due 07/09/2029	500	560
5.410% due 04/17/2036	20,000	23,318
5.750% due 12/07/2028	20	23
Federal Home Loan Bank
3.660% due 09/30/2010	10	10
4.500% due 09/13/2019	11,000	11,957
5.250% due 08/15/2022	460	520
5.500% due 07/15/2036	5,855	6,684
6.640% due 12/13/2016	50	62
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	72,274	56,640
Freddie Mac
0.500% due 07/15/2019 - 10/15/2020	1,541	1,536
0.580% due 02/15/2019	839	841
0.700% due 12/15/2030	109	109
0.750% due 01/15/2033	30	30
0.850% due 09/15/2030	9	9
1.621% due 10/25/2044 - 02/25/2045	125	127
3.150% due 10/01/2035	204	213
3.750% due 03/27/2019	22,500	23,536
4.500% due 03/15/2016	2,077	2,110
4.872% due 06/01/2035	239	252
4.976% due 04/01/2035	322	338
5.000% due 02/15/2020 - 12/01/2038	6,573	7,011
5.250% due 04/18/2016	2,000	2,301
5.400% due 03/17/2021	500	557
5.500% due 02/15/2024 - 10/15/2035	832	911
6.000% due 06/15/2035 - 10/01/2037	6,662	7,339
6.500% due 10/25/2043	182	201
8.250% due 06/01/2016	130	160
Ginnie Mae
4.375% due 05/20/2030	216	223
Israel Government AID Bond
0.000% due 11/01/2024	7,100	3,853
5.500% due 09/18/2023 - 09/18/2033	76,297	89,378
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	166,750	92,185
Resolution Funding Corp. Interest Strip
0.000% due 04/15/2028	500	232
Small Business Administration
5.290% due 12/01/2027	1,563	1,713
5.510% due 11/01/2027	404	445
7.449% due 08/01/2010	8	9
Tennessee Valley Authority
0.000% due 04/15/2042 (c)	500	505
4.875% due 01/15/2048	4,050	4,233
5.375% due 04/01/2056	8,383	9,565
5.500% due 06/15/2038	14,300	16,386
5.880% due 04/01/2036	21,000	25,065
7.125% due 05/01/2030	50,000	67,569

Total U.S. Government Agencies (Cost $695,088)		743,499

U.S. TREASURY OBLIGATIONS 28.9%
U.S. Treasury Bonds
4.250% due 05/15/2039	31,000	32,860
4.375% due 11/15/2039 (h)	140,950	152,578
4.375% due 05/15/2040	6,850	7,428
4.500% due 02/15/2036	26	29
5.250% due 11/15/2028	67,600	81,490
5.375% due 02/15/2031 (g)	85,350	105,194
5.500% due 08/15/2028	87,550	108,371
6.125% due 11/15/2027	5,850	7,709
6.250% due 08/15/2023 (g)	45,500	59,036
7.875% due 02/15/2021	26,600	38,113
8.000% due 11/15/2021	65,500	95,343
8.125% due 05/15/2021	18,200	26,561
U.S. Treasury Notes
3.625% due 08/15/2019	28,300	29,956
U.S. Treasury Strips
0.000% due 05/15/2021	54,300	37,264
0.000% due 11/15/2021	85,600	57,350
0.000% due 08/15/2022	11,500	7,445
0.000% due 02/15/2027	64,800	33,477
0.000% due 08/15/2027	61,100	30,779
0.000% due 11/15/2027	108,000	54,713
0.000% due 05/15/2032	8,400	3,423
0.000% due 02/15/2038	19,000	6,188
0.000% due 05/15/2038	30,400	9,748
0.000% due 05/15/2039	69,050	21,350
0.000% due 08/15/2039 (h)	127,700	38,935
0.000% due 11/15/2039 (h)	114,500	34,422
0.000% due 02/15/2040 (h)	37,570	11,180

Total U.S. Treasury Obligations (Cost $1,030,447)		1,090,942

MORTGAGE-BACKED SECURITIES 3.2%
American Home Mortgage Assets
1.332% due 11/25/2046	3,499	1,608
American Home Mortgage Investment Trust
2.527% due 02/25/2045	51	46
5.000% due 09/25/2035	209	204
Banc of America Commercial Mortgage, Inc.
4.877% due 07/10/2042	725	760
7.226% due 10/11/2037	93	108
Banc of America Funding Corp.
2.926% due 05/25/2035	92	90
5.978% due 01/20/2047	206	147
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	7	7
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	1,205	1,140
2.760% due 03/25/2035	1,445	1,340
2.934% due 03/25/2035	589	544
2.984% due 05/25/2034	41	41
3.359% due 11/25/2030	13	13
3.398% due 11/25/2034	158	135
3.399% due 02/25/2034	69	58
4.625% due 10/25/2035	487	430
5.370% due 05/25/2047	5,839	4,231
Bear Stearns Alt-A Trust
4.539% due 09/25/2035	14,679	11,120
5.496% due 11/25/2036	551	343
5.507% due 11/25/2036	332	212
CC Mortgage Funding Corp.
0.477% due 05/25/2048	159	61

Chase Mortgage Finance Corp.
5.424% due 03/26/2037	2,117	1,732
Citigroup Mortgage Loan Trust, Inc.
0.417% due 01/25/2037	148	131
1.147% due 08/25/2035	560	389
2.510% due 08/25/2035	845	746
2.810% due 10/25/2035	20,833	17,297
3.157% due 08/25/2035	634	550
4.700% due 12/25/2035	369	338
Commercial Mortgage Pass-Through Certificates
0.571% due 02/05/2019	200	176
Countrywide Alternative Loan Trust
0.498% due 05/20/2046	249	243
0.537% due 09/25/2046	4,486	2,479
0.542% due 12/20/2046	2,388	1,181
0.558% due 03/20/2046	567	297
0.627% due 02/25/2037	255	136
5.500% due 03/25/2036	373	272
8.250% due 08/25/2037	474	311
Countrywide Home Loan Mortgage Pass-Through Trust
0.687% due 06/25/2035	275	226
3.205% due 02/20/2035	202	186
3.385% due 08/25/2034	155	110
3.487% due 08/25/2034	516	414
3.506% due 11/25/2034	460	393
3.506% due 04/20/2035	136	128
5.250% due 05/25/2035	197	83
5.250% due 02/20/2036	934	639
Credit Suisse First Boston Mortgage Securities Corp.
2.496% due 07/25/2033	123	114
2.918% due 08/25/2033	82	79
3.936% due 05/15/2038	355	366
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	475
Downey Savings & Loan Association Mortgage Loan Trust
0.608% due 08/19/2045	313	192
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	203	197
3.936% due 08/25/2035	127	122
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	159	160
4.596% due 11/10/2038	1,270	1,309
GMAC Mortgage Corp. Loan Trust
3.288% due 06/25/2034	83	70
Greenpoint Mortgage Funding Trust
0.447% due 09/25/2046	148	141
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	4,808
GS Mortgage Securities Corp. II
6.878% due 05/03/2018	1,000	1,038
GSR Mortgage Loan Trust
2.943% due 09/25/2035	421	396
5.209% due 11/25/2035	125	118
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	46	46
0.528% due 07/19/2046	5,017	2,837
0.538% due 01/19/2038	1,621	861
0.548% due 09/19/2046	1,296	719
0.588% due 03/19/2036	555	299
3.098% due 07/19/2035	156	120

Indymac Index Mortgage Loan Trust
0.547% due 06/25/2047	1,896	967
2.785% due 12/25/2034	81	59
5.169% due 04/25/2037	447	230
5.562% due 04/25/2037	1,052	598
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	700	693
5.429% due 12/12/2043	600	619
5.794% due 02/12/2051	300	304
5.937% due 02/12/2049	2,900	2,929
JPMorgan Mortgage Trust
3.442% due 07/25/2035	16,066	15,614
5.017% due 02/25/2035	111	112
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	10	10
5.020% due 08/15/2029	1,140	1,196
5.866% due 09/15/2045	100	101
MASTR Adjustable Rate Mortgages Trust
0.557% due 04/25/2046	1,703	900
2.959% due 11/21/2034	600	521
Mellon Residential Funding Corp.
0.700% due 11/15/2031	356	333
0.790% due 12/15/2030	360	337
Merrill Lynch Floating Trust
0.888% due 07/09/2021	2,400	2,216
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	701	534
2.469% due 05/25/2033	70	71
2.821% due 02/25/2034	53	49
2.951% due 05/25/2033	58	58
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	32	26
1.249% due 10/25/2035	47	39
4.250% due 10/25/2035	352	318
Morgan Stanley Capital I
5.332% due 12/15/2043	495	508
Prime Mortgage Trust
0.747% due 02/25/2034	21	19
Residential Accredit Loans, Inc.
0.557% due 04/25/2046	459	190
6.000% due 06/25/2036	254	138
Residential Asset Securitization Trust
0.747% due 01/25/2046	625	282
Structured Adjustable Rate Mortgage Loan Trust
0.567% due 05/25/2037	442	258
1.813% due 01/25/2035	203	106
4.540% due 08/25/2035	88	71
5.190% due 12/25/2034	805	752
Structured Asset Mortgage Investments, Inc.
0.447% due 09/25/2047	118	117
0.557% due 04/25/2036	163	83
0.567% due 05/25/2036	595	317
0.598% due 07/19/2035	191	152
0.627% due 02/25/2036	1,319	729
0.657% due 12/25/2035	22	12
0.678% due 10/19/2034	73	67
Structured Asset Securities Corp.
2.920% due 02/25/2032	4	3
Thornburg Mortgage Securities Trust
0.443% due 03/25/2037	178	173
0.457% due 11/25/2046	85	82

Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	2,847	2,413
0.440% due 09/15/2021	593	539
5.484% due 07/15/2041	490	521
5.924% due 05/15/2043	2,500	2,681
WaMu Mortgage Pass-Through Certificates
0.617% due 12/25/2045	248	191
0.637% due 10/25/2045	1,535	1,196
0.887% due 12/25/2027	4,883	4,399
1.121% due 02/25/2047	1,755	1,018
1.121% due 03/25/2047	1,109	611
1.151% due 01/25/2047	7	4
1.181% due 04/25/2047	3,908	2,336
1.706% due 05/25/2041	95	89
1.821% due 08/25/2042	6	5
2.784% due 03/25/2034	926	930
3.325% due 05/25/2046	114	73
3.359% due 09/25/2046	62	44
3.359% due 10/25/2046	19	12
3.359% due 11/25/2046	207	136
5.517% due 12/25/2036	1,101	808
5.795% due 02/25/2037	1,821	1,301
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.391% due 05/25/2046	1,281	684
Wells Fargo Mortgage-Backed Securities Trust
2.968% due 09/25/2034	530	532
4.807% due 03/25/2036	664	590
4.886% due 01/25/2035	111	108
5.329% due 08/25/2036	115	114

Total Mortgage-Backed Securities (Cost $113,578)		119,790

ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp.
0.397% due 12/25/2036	1,120	1,016
Amortizing Residential Collateral Trust
0.927% due 07/25/2032	1	1
Asset-Backed Securities Corp. Home Equity
0.622% due 09/25/2034	16	14
BA Credit Card Trust
0.360% due 02/15/2013	5,100	5,099
0.550% due 01/15/2013	1,100	1,100
0.930% due 04/15/2013	2,000	2,003
Bear Stearns Asset-Backed Securities Trust
3.836% due 10/25/2036	101	72
4.199% due 07/25/2036	320	206
Capital Auto Receivables Asset Trust
0.410% due 05/15/2011	7	7
1.800% due 10/15/2012	1,093	1,101
Chase Issuance Trust
0.370% due 03/15/2013	5,600	5,596
2.037% due 09/15/2015	6,600	6,847
Citigroup Mortgage Loan Trust, Inc.
0.407% due 07/25/2045	47	36
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	490	482
0.397% due 06/25/2047	1,299	1,254
0.417% due 06/25/2047	1,118	1,068
0.427% due 06/25/2037	1,331	1,293
0.457% due 10/25/2046	753	739
0.527% due 09/25/2036	511	390
0.827% due 12/25/2031	14	7

Credit-Based Asset Servicing & Securitization LLC
0.417% due 01/25/2037	51	24
0.467% due 07/25/2037	100	86
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 03/25/2037	1	1
First NLC Trust
0.417% due 08/25/2037	45	30
Fremont Home Loan Trust
0.457% due 02/25/2036	136	133
GE-WMC Mortgage Securities LLC
0.387% due 08/25/2036	2	1
GSAMP Trust
0.417% due 10/25/2036	8	8
0.417% due 12/25/2036	23	15
HSBC Home Equity Loan Trust
0.618% due 01/20/2035	136	120
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036	236	214
0.407% due 05/25/2037	59	56
Indymac Residential Asset-Backed Trust
0.427% due 07/25/2037	19	19
Lehman ABS Mortgage Loan Trust
0.437% due 06/25/2037	34	13
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	5	4
MASTR Asset-Backed Securities Trust
0.427% due 05/25/2037	42	40
Merrill Lynch First Franklin Mortgage Loan Trust
0.407% due 07/25/2037	66	64
Mesa Trust Asset-Backed Certificates
0.747% due 12/25/2031	87	64
Nelnet Student Loan Trust
0.846% due 04/27/2015	445	446
New Century Home Equity Loan Trust
0.717% due 08/25/2034	16	12
Park Place Securities. Inc.
0.660% due 10/25/2034	83	80
Residential Asset Securities Corp.
0.417% due 02/25/2037	65	62
0.457% due 04/25/2037	151	147
Securitized Asset-Backed Receivables LLC Trust
0.477% due 05/25/2037	140	104
SLM Student Loan Trust
0.306% due 10/27/2014	17	17
0.306% due 10/25/2018	66	66
0.316% due 04/25/2017	651	651
0.816% due 10/25/2017	5,500	5,499
1.816% due 04/25/2023	29,159	30,178
Soundview Home Equity Loan Trust
0.427% due 06/25/2037	62	51

Total Asset-Backed Securities (Cost $63,678)		66,536

SOVEREIGN ISSUES 2.6%
Albania Government International Bond
0.000% due 08/31/2025	4,800	1,920
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020	13,700	13,803
6.500% due 06/10/2019	2,100	2,260

Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,950
10.250% due 01/10/2028	BRL	13,000	7,301
12.500% due 01/05/2016		2,000	1,238
Canada Government Bond
3.500% due 06/01/2020	CAD	16,000	15,566
Colombia Government International Bond
6.125% due 01/18/2041		$8,700	8,852
7.375% due 09/18/2037		720	850
Mexico Government International Bond
5.950% due 03/19/2019		18,800	20,962
6.050% due 01/11/2040		8,425	8,931
6.750% due 09/27/2034		428	496
Qatar Government International Bond
6.400% due 01/20/2040		10,700	11,422

Total Sovereign Issues (Cost $95,354)			99,551

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
American International Group, Inc.
8.500% due 08/01/2011		74,450	715
Wells Fargo & Co.
7.500% due 12/31/2049		7,300	6,825

Total Convertible Preferred Securities (Cost $9,894)			7,540

PREFERRED STOCKS 0.0%
DG Funding Trust
1.199% due 12/31/2049		46	358

Total Preferred Stocks (Cost $465)			358

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS 1.0%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010		$38,000	38,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $38,902. Repurchase proceeds are $38,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010		286	286
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $294. Repurchase proceeds are $286.)

			38,286

U.S. TREASURY BILLS 0.2%
0.139% due 07/01/2010 - 12/02/2010 (b)(e)(f)(h)		4,964	4,963

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.2%
		8,283,179	82,948

Total Short-Term Instruments (Cost $126,186)			126,197

Total Investments 111.7% (Cost $3,929,529)			$4,212,935
Written Options (j) (0.2%) (Premiums $3,649)			(6,107)
Other Assets and Liabilities (Net) (11.5%)			(435,011)

Net Assets 100.0%			$3,771,817

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Security becomes interest bearing at a future date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $4,059 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	Securities with an aggregate market value of $550 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $208,127 at a weighted average interest rate of 0.219%. On June 30, 2010, securities valued at $118,386 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $6,945 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	2,343	$3,347
90-Day Eurodollar June Futures	Long	06/2012	681	1,245
90-Day Eurodollar September Futures	Long	09/2010	2,195	4,410
U.S. Treasury 30-Year Bond September Futures	Long	09/2010	67	241
Ultra Long-Term U.S. Treasury Bond September Futures	Long	09/2010	608	3,437

				$12,680

(i)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.721%	$10	$0	$0	$0
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.694%	100	0	(1)	1
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.485%	EUR 10,800	(6)	0	(6)

						$(6)	$(1)	$(5)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	11,500	$(203)	$(92)	$(111)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM		6,600	154	41	113
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$33,100	398	459	(61)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB		108,100	1,299	1,579	(280)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	DUB		12,400	149	181	(32)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	RBS		82,900	996	1,114	(118)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		107,000	1,822	2,450	(628)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CSFB		400,000	6,810	9,021	(2,211)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	DUB		90,000	1,532	1,894	(362)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	MSC		32,000	545	682	(137)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		171,000	2,911	3,945	(1,034)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	211,800	1,261	152	1,109

							$17,674	$21,426	$(3,752)

(j)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$122.000	08/27/2010	141	$120	$240
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	201	117	24

				$237	$264

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$35,900	$154	$839
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	35,900	261	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	800	6	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	28,300	100	662
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	28,300	224	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	7,800	35	201
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	7,800	37	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	60,700	178	1,419
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	60,700	256	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	10,700	42	276
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	10,700	59	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	33	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	18,900	190	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	35,900	241	926
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	35,900	287	4
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,200	27	98
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	23,500	159	944
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	27,700	152	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100	1	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	48,900	492	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	17,200	111	6

							$3,045	$5,380

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	$40,800	$367	$463

(k)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	12/01/2040	$14,000	$14,731	$14,761
Fannie Mae	5.500%	08/01/2040	19,000	20,374	20,330
Fannie Mae	6.000%	07/01/2040	3,000	3,235	3,254
Freddie Mac	5.500%	07/01/2040	1,000	1,054	1,073

				$39,394	$39,418

(l)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	7,982	08/2010	GSC	$0	$(9)	$(9)
Sell	CAD	16,316	07/2010	UBS	896	0	896
Buy	CNY	2,607	11/2010	BCLY	0	(8)	(8)
Buy		4,226	11/2010	CITI	0	(13)	(13)
Buy		10,905	11/2010	DUB	0	(35)	(35)
Sell		76,821	11/2010	DUB	114	0	114
Buy		5,298	11/2010	HSBC	0	(18)	(18)
Buy		4,294	11/2010	MSC	0	(15)	(15)
Buy		76,821	11/2010	UBS	0	(252)	(252)
Buy		2,391	01/2011	BOA	0	(6)	(6)
Buy		4,316	01/2011	MSC	0	(10)	(10)
Buy		39,144	04/2011	BCLY	0	(83)	(83)
Buy		38,840	04/2011	HSBC	0	(83)	(83)
Buy		20,836	04/2011	MSC	0	(42)	(42)
Buy		48,853	04/2011	RBS	0	(99)	(99)
Buy		5,217	06/2011	BCLY	0	(4)	(4)
Buy		76,821	06/2011	DUB	0	(154)	(154)
Buy		4,805	06/2011	RBS	0	(3)	(3)
Sell	EUR	86,050	07/2010	BCLY	9,766	0	9,766
Sell		21	07/2010	BNP	2	0	2
Sell		909	07/2010	CITI	19	0	19
Sell		224	07/2010	JPM	0	0	0
Sell		177	07/2010	RBC	5	0	5
Buy		84,755	08/2010	CITI	0	(963)	(963)
Sell	GBP	8,657	09/2010	BOA	0	(104)	(104)
Sell	KRW	4,335,200	07/2010	BCLY	53	(11)	42
Sell		4,271,140	07/2010	CITI	65	0	65
Buy		10,551,450	07/2010	RBS	0	(473)	(473)
Sell		1,945,110	07/2010	RBS	11	0	11
Buy		4,335,200	11/2010	BCLY	11	(54)	(43)
Buy		4,271,140	11/2010	CITI	0	(65)	(65)
Buy		1,945,110	11/2010	RBS	0	(11)	(11)
Buy	MXN	4,616	09/2010	CITI	3	0	3
Buy		3,019	09/2010	DUB	0	(6)	(6)
Buy		245,944	09/2010	MSC	0	(200)	(200)
Buy	MYR	2,877	10/2010	BCLY	41	0	41
Buy		412	10/2010	BOA	7	0	7
Buy		1,583	10/2010	CITI	22	0	22
Buy		349	10/2010	DUB	3	0	3
Buy	PHP	8,343	11/2010	BCLY	0	(2)	(2)
Buy		26,925	11/2010	CITI	0	(8)	(8)
Buy		7,980	11/2010	DUB	0	(2)	(2)
Buy	SGD	5,633	09/2010	BCLY	6	0	6
Buy		3,374	09/2010	CITI	15	0	15
Buy		934	09/2010	DUB	2	0	2
Buy		2,905	09/2010	GSC	12	0	12

					$11,053	$(2,733)	$8,320

(m)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$1,765,830	$9,575	$1,775,405
Convertible Bonds & Notes	0	892	0	892
Municipal Bonds & Notes	0	182,225	0	182,225
U.S. Government Agencies	0	743,499	0	743,499
U.S. Treasury Obligations	0	1,090,942	0	1,090,942
Mortgage-Backed Securities	0	119,790	0	119,790
Asset-Backed Securities	0	66,536	0	66,536
Sovereign Issues	0	99,551	0	99,551
Convertible Preferred Securities	7,540	0	0	7,540
Preferred Stocks	0	0	358	358
Short-Term Instruments	82,948	43,249	0	126,197

Investments, at value	$90,488	$4,112,514	$9,933	$4,212,935
Short Sales, at value	$0	$(39,418)	$0	$(39,418)
Financial Derivative Instruments(3)	$12,680	$(1,081)	$(463)	$11,136

Totals	$103,168	$4,072,015	$9,470	$4,184,653

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Corporate Bonds & Notes	$10,863	$(1,300)	$(12)	$(32)	$56	$0	$0	$9,575	$89
Preferred Stocks	375	0	0	0	(17)	0	0	358	(17)

Investments, at value	$11,238	$(1,300)	$(12)	$(32)	$39	$0	$0	$9,933	$72
Financial Derivative Instruments(3)	$0	$(367)	$0	$0	$(96)	$0	$0	$(463)	$(96)
Totals	$11,238	$(1,667)	$(12)	$(32)	$(57)	$0	$0	$9,470	$(24)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

(2)	Refer to the Schedule of Investments for additional information.

(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Long-Term Credit Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		$4,950	$3,639
4.033% due 10/10/2014		25	19

Total Bank Loan Obligations (Cost $4,179)			3,658

CORPORATE BONDS & NOTES 81.4%
BANKING & FINANCE 27.8%
Allstate Corp.
6.125% due 05/15/2037		5,000	4,431
6.500% due 05/15/2057		1,000	903
Ally Financial, Inc.
6.875% due 09/15/2011		5,757	5,865
American Express Co.
8.150% due 03/19/2038		9,712	13,113
American General Finance Corp.
5.625% due 08/17/2011		3,300	3,197
American International Group, Inc.
0.639% due 03/20/2012		3,000	2,894
5.850% due 01/16/2018		2,380	2,139
6.250% due 05/01/2036		4,280	3,424
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	4,641
Bank of America Corp.
6.500% due 08/01/2016		4,055	4,396
Bank One Capital III
8.750% due 09/01/2030		275	324
Barclays Bank PLC
5.926% due 09/29/2049		5,000	4,125
6.050% due 12/04/2017		2,100	2,124
7.434% due 09/29/2049		4,247	3,822
10.179% due 06/12/2021		4,940	6,198
14.000% due 11/29/2049	GBP	850	1,587
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,800	1,920
BBVA Bancomer S.A.
7.250% due 04/22/2020		500	495
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		3,250	4,001
BNP Paribas
5.186% due 06/29/2049		4,100	3,393
7.195% due 12/31/2049		3,400	2,990
7.781% due 06/29/2049	EUR	1,000	1,198
Cantor Fitzgerald LP
7.875% due 10/15/2019		$3,000	3,111
Capital One Bank USA N.A.
8.800% due 07/15/2019		4,600	5,756
Capital One Capital V
10.250% due 08/15/2039		1,000	1,061
Capital One Capital VI
8.875% due 05/15/2040		9,300	9,770
CIT Group, Inc.
7.000% due 05/01/2014		300	284
Citigroup Capital XXI
8.300% due 12/21/2057		875	857
Citigroup, Inc.
6.875% due 03/05/2038		7,920	8,345
8.125% due 07/15/2039		21,550	25,820
Columbus International, Inc.
11.500% due 11/20/2014		3,400	3,638
Credit Agricole S.A.
8.375% due 10/29/2049		4,100	3,895

Crown Castle Towers LLC
6.113% due 01/15/2020		15,600	17,170
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,900	3,004
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		5,384	5,492
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		800	822
7.500% due 08/01/2012		5,000	5,116
8.700% due 10/01/2014		400	417
General Electric Capital Corp.
5.875% due 01/14/2038		20,980	20,670
6.875% due 01/10/2039		9,045	10,033
Goldman Sachs Group, Inc.
6.125% due 02/15/2033		1,900	1,868
6.450% due 05/01/2036		1,000	960
6.750% due 10/01/2037		31,400	30,915
HBOS PLC
6.000% due 11/01/2033		400	294
6.750% due 05/21/2018		5,660	5,310
HSBC Bank USA N.A.
5.875% due 11/01/2034		250	246
7.000% due 01/15/2039		6,750	7,621
HSBC Capital Funding LP
10.176% due 12/29/2049		4,000	4,810
HSBC Holdings PLC
6.500% due 09/15/2037		800	832
6.800% due 06/01/2038		8,000	8,661
JPMorgan Chase & Co.
6.400% due 05/15/2038		11,300	13,144
7.900% due 04/29/2049		13,200	13,650
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		3,857	3,874
JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,800	1,730
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,500	3,320
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		720	715
Lloyds TSB Bank PLC
5.800% due 01/13/2020		4,740	4,486
12.000% due 12/29/2049		2,600	2,616
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		6,000	8,018
Merrill Lynch & Co., Inc.
1.268% due 09/14/2018	EUR	2,500	2,473
6.875% due 04/25/2018		$10,000	10,690
6.875% due 11/15/2018		1,146	1,222
7.750% due 05/14/2038		7,700	8,270
MetLife Capital Trust X
9.250% due 04/08/2038		9,800	10,633
Morgan Stanley
6.625% due 04/01/2018		8,250	8,665
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		1,950	2,526
New York Life Insurance Co.
6.750% due 11/15/2039		4,250	4,989
Northwestern Mutual Life Insurance
6.063% due 03/30/2040		9,000	9,705
Pacific Life Insurance Co.
9.250% due 06/15/2039		10,425	13,086
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040 (a)		1,000	984

Rabobank Nederland NV
11.000% due 06/29/2049		3,800	4,712
Regions Bank
6.450% due 06/26/2037		5,000	4,174
7.500% due 05/15/2018		7,500	7,630
Regions Financial Corp.
7.375% due 12/10/2037		2,500	2,162
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		2,800	2,790
7.125% due 01/14/2014		2,000	2,122
Simon Property Group LP
6.750% due 02/01/2040		1,000	1,122
SLM Corp.
0.616% due 01/27/2014		5,000	4,126
3.125% due 09/17/2012	EUR	400	439
4.750% due 03/17/2014		400	439
4.875% due 12/17/2012	GBP	100	138
8.000% due 03/25/2020		$300	264
8.450% due 06/15/2018		2,000	1,850
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		12,800	14,981
TNK-BP Finance S.A.
6.250% due 02/02/2015		5,000	5,038
7.250% due 02/02/2020		2,500	2,510
7.875% due 03/13/2018		5,000	5,235
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		1,500	1,534
8.700% due 08/07/2018		5,400	6,328
UBS AG
5.750% due 04/25/2018		9,200	9,512
UBS Preferred Funding Trust V
6.243% due 05/29/2049		8,000	6,940
Wachovia Bank N.A.
0.867% due 03/15/2016		5,000	4,665
5.850% due 02/01/2037		351	350
6.600% due 01/15/2038		8,725	9,531
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,786
Wells Fargo Capital XIII
7.700% due 12/29/2049		8,800	8,932

			499,064

INDUSTRIALS 37.4%
Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	2,960
Alcoa, Inc.
5.900% due 02/01/2027		9,270	8,183
5.950% due 02/01/2037		8,260	7,066
Altria Group, Inc.
9.950% due 11/10/2038		9,000	11,871
10.200% due 02/06/2039		10,700	14,410
America Movil SAB de C.V.
6.125% due 03/30/2040		16,100	16,928
American Airlines Pass-Through Trust 2001-02
7.858% due 10/01/2011		4,550	4,630
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		14,102	15,653
American Renal Holdings
8.375% due 05/15/2018		300	299

Anadarko Petroleum Corp.
6.200% due 03/15/2040	4,110	3,265
6.450% due 09/15/2036	900	719
7.000% due 11/15/2027	600	486
7.950% due 06/15/2039	4,921	4,217
Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039	2,630	3,453
8.200% due 01/15/2039	6,049	7,994
ArcelorMittal
7.000% due 10/15/2039	12,400	13,167
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	7,200	7,711
Barrick Gold Corp.
5.800% due 11/15/2034	100	105
Biomet, Inc.
10.000% due 10/15/2017	1,000	1,080
Boston Scientific Corp.
7.375% due 01/15/2040	9,800	9,978
Burlington Northern Santa Fe LLC
5.750% due 05/01/2040	2,800	2,977
6.530% due 07/15/2037	4,500	5,152
Cameron International Corp.
7.000% due 07/15/2038	6,703	6,765
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	5,790	6,365
6.450% due 06/30/2033	100	110
6.500% due 02/15/2037	2,250	2,527
Cemex Finance LLC
9.500% due 12/14/2016	1,500	1,455
Cenovus Energy, Inc.
6.750% due 11/15/2039	9,500	10,969
Comcast Corp.
6.400% due 05/15/2038	2,900	3,142
6.400% due 03/01/2040	5,900	6,386
6.450% due 03/15/2037	5,000	5,436
6.550% due 07/01/2039	12,100	13,306
6.950% due 08/15/2037	7,898	9,032
Continental Airlines 2009-2 Class A Pass-Through Trust
7.250% due 11/10/2019	2,050	2,183
Cox Communications, Inc.
8.375% due 03/01/2039	7,000	9,559
CVS Caremark Corp.
6.125% due 09/15/2039	8,315	8,932
Delta Air Lines, Inc.
6.417% due 07/02/2012	2,400	2,400
7.570% due 11/18/2010	5,000	5,063
7.750% due 12/17/2019	5,606	6,055
Denbury Resources, Inc.
8.250% due 02/15/2020	4,981	5,230
Devon Energy Corp.
7.950% due 04/15/2032	6,075	7,817
DISH DBS Corp.
7.875% due 09/01/2019	2,400	2,508
Dow Chemical Co.
9.400% due 05/15/2039	16,200	22,628
El Paso Corp.
7.000% due 05/15/2011	500	513
7.420% due 02/15/2037	1,000	906
El Paso Natural Gas Co.
8.375% due 06/15/2032	5,400	6,356
EnCana Corp.
6.500% due 02/01/2038	4,000	4,470
6.625% due 08/15/2037	4,107	4,614

Energy Transfer Partners LP
6.625% due 10/15/2036	3,000	2,891
7.500% due 07/01/2038	9,234	9,481
Enterprise Products Operating LLC
6.875% due 03/01/2033	500	548
7.034% due 01/15/2068	2,550	2,349
7.550% due 04/15/2038	4,014	4,694
8.375% due 08/01/2066	1,600	1,600
Freeport-McMoRan Corp.
9.500% due 06/01/2031	2,000	2,652
Gaz Capital S.A. for Gazprom
6.510% due 03/07/2022	1,300	1,259
7.201% due 02/01/2020	3,192	3,324
7.288% due 08/16/2037	4,000	3,961
8.146% due 04/11/2018	3,000	3,289
8.625% due 04/28/2034	4,900	5,641
Georgia-Pacific LLC
7.250% due 06/01/2028	7,500	7,444
7.375% due 12/01/2025	2,000	2,020
7.750% due 11/15/2029	4,180	4,243
8.250% due 05/01/2016	4,000	4,285
8.875% due 05/15/2031	1,750	1,912
GTL Trade Finance, Inc.
7.250% due 10/20/2017	4,500	4,781
HCA, Inc.
7.250% due 09/15/2020	12,200	12,322
8.500% due 04/15/2019	1,200	1,278
Hess Corp.
6.000% due 01/15/2040	1,500	1,558
HJ Heinz Finance Co.
7.125% due 08/01/2039	7,800	9,582
Home Depot, Inc.
5.875% due 12/16/2036	1,150	1,184
International Paper Co.
8.700% due 06/15/2038	1,500	1,921
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	5,000	4,739
6.500% due 02/01/2037	200	205
6.500% due 09/01/2039	6,500	6,729
6.550% due 09/15/2040	6,000	6,256
6.950% due 01/15/2038	10,000	10,674
7.400% due 03/15/2031	100	111
Kraft Foods, Inc.
6.500% due 02/09/2040	3,000	3,371
6.875% due 02/01/2038	5,750	6,715
7.000% due 08/11/2037	1,000	1,184
Magellan Midstream Partners LP
6.400% due 05/01/2037	900	966
Meccanica Holdings USA
6.250% due 01/15/2040	1,500	1,400
MGM Resorts International
9.000% due 03/15/2020	4,200	4,337
10.375% due 05/15/2014	500	546
11.125% due 11/15/2017	1,100	1,218
13.000% due 11/15/2013	2,600	3,010
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	3,800	3,941
Motiva Enterprises LLC
6.850% due 01/15/2040	2,600	2,986
NBC Universal, Inc.
6.400% due 04/30/2040	8,000	8,587
Newmont Mining Corp.
6.250% due 10/01/2039	9,500	10,419

News America, Inc.
6.650% due 11/15/2037	4,250	4,792
6.900% due 08/15/2039	5,000	5,765
ONEOK Partners LP
6.850% due 10/15/2037	1,200	1,273
Pemex Project Funding Master Trust
6.625% due 06/15/2035	8,600	8,906
Petrobras International Finance Co.
6.875% due 01/20/2040	1,400	1,421
Plains All American Pipeline LP
6.650% due 01/15/2037	400	401
Reynolds American, Inc.
7.250% due 06/15/2037	5,000	5,166
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028	4,162	4,965
Rockies Express Pipeline LLC
6.875% due 04/15/2040	10,825	9,991
7.500% due 07/15/2038	6,700	6,603
Rogers Communications, Inc.
7.500% due 08/15/2038	200	254
Southern Natural Gas Co.
7.350% due 02/15/2031	1,400	1,492
Steel Dynamics, Inc.
7.375% due 11/01/2012	5,281	5,492
Teck Resources Ltd.
6.125% due 10/01/2035	12,300	12,278
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	1,200	1,276
7.625% due 04/01/2037	2,100	2,337
8.375% due 06/15/2032	2,470	2,907
Time Warner Cable, Inc.
6.550% due 05/01/2037	8,765	9,498
6.750% due 06/15/2039	12,700	14,107
7.300% due 07/01/2038	6,325	7,382
Time Warner, Inc.
6.500% due 11/15/2036	500	547
7.700% due 05/01/2032	1,890	2,290
TransCanada Pipelines Ltd.
6.200% due 10/15/2037	552	603
7.625% due 01/15/2039	2,700	3,468
Transocean, Inc.
6.800% due 03/15/2038	12,972	11,746
United Airlines, Inc.
9.750% due 01/15/2017	9,500	10,141
10.400% due 11/01/2016	10,038	10,790
Vale Overseas Ltd.
6.875% due 11/21/2036	8,900	9,319
Veolia Environnement
6.750% due 06/01/2038	200	235
Wal-Mart Stores, Inc.
4.875% due 07/08/2040 (a)	7,200	7,089
Weyerhaeuser Co.
7.375% due 10/01/2019	12,000	12,710
7.375% due 03/15/2032	6,000	5,950
Williams Cos., Inc.
7.875% due 09/01/2021	741	852
8.750% due 03/15/2032	3,407	3,993
Williams Partners LP
6.300% due 04/15/2040	6,000	6,062
Wynn Las Vegas LLC
6.625% due 12/01/2014	2,200	2,216
7.875% due 11/01/2017	7,100	7,224

		670,185

UTILITIES 16.2%
Appalachian Power Co.
6.375% due 04/01/2036	7,850	8,534
6.700% due 08/15/2037	2,300	2,590
AT&T Corp.
8.000% due 11/15/2031	32,020	41,411
AT&T, Inc.
6.300% due 01/15/2038	6,540	7,137
6.400% due 05/15/2038	700	774
6.450% due 06/15/2034	2,257	2,469
6.500% due 09/01/2037	618	689
6.550% due 02/15/2039	3,283	3,698
BellSouth Corp.
6.875% due 10/15/2031	2,390	2,736
BP Capital Markets PLC
4.750% due 03/10/2019	100	83
British Telecommunications PLC
9.875% due 12/15/2030	1,300	1,593
Columbus Southern Power Co.
5.850% due 10/01/2035	512	553
Constellation Energy Group, Inc.
7.600% due 04/01/2032	5,000	6,052
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	10,175	13,200
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	12,225	12,158
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	272
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,393
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	5,000	5,385
6.125% due 04/01/2036	8,250	9,133
NGPL PipeCo LLC
7.768% due 12/15/2037	16,430	14,663
Ohio Edison Co.
6.875% due 07/15/2036	1,900	2,139
8.250% due 10/15/2038	2,950	3,988
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	5,500	6,627
7.500% due 09/01/2038	3,615	4,538
PSEG Power LLC
8.625% due 04/15/2031	1,500	1,981
Public Service Co. of Oklahoma
6.625% due 11/15/2037	360	418
Puget Sound Energy, Inc.
5.764% due 07/15/2040	3,900	4,066
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	2,000	2,078
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	5,000	5,165
6.332% due 09/30/2027	6,700	7,236
6.750% due 09/30/2019	2,500	2,774
Sithe Independence Funding Corp.
9.000% due 12/30/2013	2,201	2,237
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,103
Sprint Capital Corp.
7.625% due 01/30/2011	11,808	12,074
8.375% due 03/15/2012	4,000	4,215
Telecom Italia Capital S.A.
7.200% due 07/18/2036	5,850	5,700
7.721% due 06/04/2038	8,001	8,231

Telefonica Emisiones SAU
7.045% due 06/20/2036	8,000	8,897
Verizon Communications, Inc.
6.400% due 02/15/2038	3,200	3,546
6.900% due 04/15/2038	12,684	14,906
7.350% due 04/01/2039	6,516	8,055
8.950% due 03/01/2039	9,278	13,212
Virginia Electric and Power Co.
8.875% due 11/15/2038	12,100	17,644
Vodafone Group PLC
6.150% due 02/27/2037	9,550	9,956

		290,309

Total Corporate Bonds & Notes (Cost $1,396,579)		1,459,558

CONVERTIBLE BONDS & NOTES 0.1%
Transocean, Inc.
1.500% due 12/15/2037	900	803
1.625% due 12/15/2037	500	487

Total Convertible Bonds & Notes (Cost $1,280)		1,290

MUNICIPAL BONDS & NOTES 8.9%
CALIFORNIA 3.8%
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	5,300	5,577
California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050 (a)	8,900	8,996
California State East Bay Municipal Utility District Revenue Bonds, Series 2010
5.874% due 06/01/2040	5,000	5,401
California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039	6,300	6,565
7.500% due 04/01/2034	165	176
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	9,300	9,778
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	2,300	2,450
California State Northern Power Agency Revenue Bonds, Series 2010
7.311% due 06/01/2040	3,700	3,819
California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	2,600	2,698
7.804% due 03/01/2035	2,600	2,705
California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041	700	742
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	1,755
6.758% due 07/01/2034	6,200	6,803
Riverside, California Revenue Bonds, Series 2009
7.200% due 08/01/2039	2,500	2,795
Sacramento, California Municipal Utility District Revenue Bonds, Series 2009
6.322% due 05/15/2036	300	307

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039	3,000	3,162
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	3,500	3,598

		67,327

DISTRICT OF COLUMBIA 0.3%
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	5,000	5,457

FLORIDA 0.2%
Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039	4,000	4,245

ILLINOIS 0.3%
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	3,800	3,805
Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	2,000	2,196

		6,001

INDIANA 0.2%
Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039	800	874
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	2,000	2,156

		3,030

IOWA 0.2%
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	3,200	3,441

NEVADA 0.3%
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.100% due 06/01/2039	5,000	5,200

NEW JERSEY 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	900	950

NEW YORK 1.5%
New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	4,200	4,238
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	4,400	4,673
6.124% due 06/15/2042	700	704
6.491% due 06/15/2042	400	418
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	13,283

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.089% due 11/15/2040	2,800	2,928

		26,244

NORTH CAROLINA 0.1%
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	2,300	2,468

OHIO 0.1%
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.053% due 02/15/2043	2,500	2,484

PENNSYLVANIA 0.9%
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
6.532% due 06/15/2039	11,500	11,970
Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039	2,250	2,420
Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030	1,800	1,915

		16,305

TEXAS 0.9%
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	7,800	8,314
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	7,000	7,576

		15,890

Total Municipal Bonds & Notes (Cost $151,546)		159,042

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
0.204% due 02/01/2011 (f)	159	159
Small Business Administration
7.449% due 08/01/2010	56	57

Total U.S. Government Agencies (Cost $215)		216

U.S. TREASURY OBLIGATIONS 19.0%
U.S. Treasury Bonds
4.375% due 11/15/2039	74,000	80,105
4.375% due 05/15/2040	61,500	66,689
4.500% due 05/15/2038 (f)	29,200	32,284
4.500% due 08/15/2039 (f)	75,400	83,258
4.625% due 02/15/2040 (e)	65,650	74,000
U.S. Treasury Notes
0.875% due 02/29/2012	1,810	1,820
1.000% due 07/31/2011	2,439	2,455
1.000% due 08/31/2011	25	25
1.125% due 06/30/2011	346	349

Total U.S. Treasury Obligations (Cost $328,696)		340,985

MORTGAGE-BACKED SECURITIES 1.6%
Banc of America Commercial Mortgage, Inc.
5.350% due 09/10/2047		1,720	1,844
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		6,200	6,285
Chase Mortgage Finance Corp.
5.956% due 12/25/2037		2,338	2,063
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,522
Countrywide Alternative Loan Trust
0.677% due 09/25/2035		2,251	1,271
Credit Suisse First Boston Mortgage Securities Corp.
2.296% due 02/25/2033		137	138
Greenwich Capital Commercial Funding Corp.
4.305% due 08/10/2042		2,357	2,382
5.224% due 04/10/2037		1,920	1,975
Homestar Mortgage Acceptance Corp.
0.797% due 07/25/2034		290	220
Impac CMB Trust
0.987% due 10/25/2033		20	16
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		3,735	3,739
Morgan Stanley Capital I
5.692% due 04/15/2049		1,395	1,349
Residential Accredit Loans, Inc.
3.004% due 03/25/2035		1,946	1,333
3.341% due 02/25/2035		3,087	2,095
Residential Funding Mortgage Securities I
5.654% due 02/25/2036		1,634	1,180
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042		870	917

Total Mortgage-Backed Securities (Cost $26,813)			29,329

ASSET-BACKED SECURITIES 0.5%
Access Group, Inc.
1.616% due 10/27/2025		1,063	1,090
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		198	162
Bear Stearns Asset-Backed Securities Trust
0.717% due 01/25/2034		20	15
0.897% due 09/25/2034		8,800	8,064
Credit-Based Asset Servicing & Securitization LLC
1.247% due 11/25/2033		76	69
Residential Asset Mortgage Products, Inc.
0.727% due 10/25/2046		350	204
Structured Asset Securities Corp.
0.512% due 11/25/2037		213	199

Total Asset-Backed Securities (Cost $8,965)			9,803

SOVEREIGN ISSUES 1.8%
Australia Government Bond
5.750% due 07/15/2022	AUD	15,600	13,765
Brazil Government International Bond
10.250% due 01/10/2028	BRL	650	365
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		6,800	3,405
Mexico Government International Bond
6.750% due 09/27/2034		$6,450	7,466
7.500% due 04/08/2033		3,000	3,773

Qatar Government International Bond
6.400% due 01/20/2040	3,000	3,202

Total Sovereign Issues (Cost $31,023)		31,976

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/01/2010	1,004	1,004

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,025. Repurchase proceeds are $1,004.)
U.S. TREASURY BILLS 0.3%
0.122% due 07/22/2010 - 12/02/2010 (b)(d)	5,489	5,488

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.121% due 07/15/2010 (d)	1,700	1,700

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.4%
	2,466,689	24,701

Total Short-Term Instruments (Cost $32,894)		32,893

Total Investments 115.3% (Cost $1,982,190)		$2,068,750
Written Options (h) (0.4%) (Premiums $4,240)		(6,700)
Other Assets and Liabilities (Net) (14.9%)		(268,272)

Net Assets 100.0%		$1,793,778

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $6,919 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $38,353 at a weighted average interest rate of 0.206%. On June 30, 2010, securities valued at $40,466 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $2,228 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	357	$83
90-Day Eurodollar March Futures	Long	03/2011	1,265	2,034
Australia Government 10-Year Bond September Futures	Long	09/2010	219	363
U.S. Treasury 30-Year Bond September Futures	Long	09/2010	48	189

				$2,669

(g)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	DUB	1.000%	06/20/2015	3.735%		$2,500	$(293)	$(107)	$(186)
American International Group, Inc.	DUB	5.000%	12/20/2011	2.624%		5,000	178	(138)	316
Berkshire Hathaway Finance Corp.	MSC	1.000%	06/20/2015	2.007%		5,000	(226)	5	(231)
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	5.604%	EUR	600	(121)	(90)	(31)
BP Capital Markets PLC	BOA	1.000%	06/20/2015	5.604%		$2,000	(328)	14	(342)
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	6.737%		100	(6)	(7)	1
BP Capital Markets PLC	JPM	5.000%	06/20/2015	5.604%		600	(12)	5	(17)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.342%		10,000	(157)	(91)	(66)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.661%		2,900	6	11	(5)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.280%		3,350	(39)	(30)	(9)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.661%		1,300	3	6	(3)
Chesapeake Energy Corp.	CITI	5.000%	06/20/2015	4.148%		5,300	202	(60)	262
China Government International Bond	BCLY	0.770%	12/20/2014	0.805%		7,200	(9)	0	(9)
China Government International Bond	HSBC	1.000%	06/20/2015	0.902%		2,900	14	54	(40)
China Government International Bond	MSC	1.000%	06/20/2015	0.902%		5,000	25	88	(63)
China Government International Bond	RBS	0.750%	12/20/2014	0.805%		2,400	(5)	0	(5)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%		3,000	(4)	0	(4)
Citigroup, Inc.	BNP	1.000%	12/20/2010	1.235%		5,500	(4)	3	(7)
Citigroup, Inc.	BOA	1.000%	03/20/2011	1.235%		1,000	(2)	(3)	1
Citigroup, Inc.	BOA	1.000%	06/20/2011	1.380%		5,100	(17)	6	(23)
El Paso Corp.	GSC	5.000%	09/20/2014	3.337%		1,100	72	(85)	157
Forest Oil Corp.	CITI	5.000%	06/20/2015	4.613%		5,000	89	135	(46)
General Electric Capital Corp.	BCLY	1.000%	03/20/2011	1.694%		5,200	(25)	(16)	(9)
General Electric Capital Corp.	BOA	1.000%	03/20/2011	1.694%		2,800	(14)	(18)	4
General Electric Capital Corp.	CITI	1.000%	03/20/2011	1.694%		6,300	(30)	(28)	(2)
General Electric Capital Corp.	DUB	5.000%	09/20/2019	2.073%		2,000	428	379	49
General Electric Capital Corp.	RBS	1.000%	09/20/2010	1.694%		7,500	(9)	(85)	76
Goldman Sachs Group, Inc.	BOA	1.000%	06/20/2011	1.730%		7,600	(52)	4	(56)
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.485%	EUR	3,300	(2)	0	(2)
Japan Government International Bond	BNP	1.000%	06/20/2015	0.929%		$5,000	18	87	(69)
Japan Government International Bond	GSC	1.000%	09/20/2015	0.969%		4,000	7	59	(52)
Merrill Lynch & Co., Inc.	BCLY	1.000%	03/20/2011	1.190%		1,100	(1)	0	(1)
Merrill Lynch & Co., Inc.	CITI	1.000%	06/20/2011	1.410%		3,000	(11)	2	(13)
Merrill Lynch & Co., Inc.	CSFB	1.000%	03/20/2011	1.190%		2,100	(2)	(2)	0
Merrill Lynch & Co., Inc.	UBS	1.000%	03/20/2011	1.190%		5,100	(5)	(5)	0
MetLife, Inc.	DUB	1.000%	12/20/2014	3.238%		15,000	(1,323)	(840)	(483)
MetLife, Inc.	DUB	5.000%	09/20/2019	3.490%		500	51	61	(10)
Mexico Government International Bond	JPM	0.840%	09/20/2010	0.582%		7,000	21	0	21
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.612%		700	1	(1)	2
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.612%		1,000	3	2	1
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.612%		3,000	6	(4)	10
Morgan Stanley	CITI	1.000%	06/20/2011	2.297%		8,400	(103)	5	(108)
Morgan Stanley	UBS	1.000%	12/20/2010	2.187%		7,200	(39)	18	(57)
Russia Government International Bond	BCLY	1.000%	09/20/2010	0.954%		1,000	3	0	3
Russia Government International Bond	BCLY	1.000%	06/20/2011	1.143%		2,650	(3)	(2)	(1)
Russia Government International Bond	DUB	1.012%	09/20/2010	0.954%		5,000	15	0	15
Russia Government International Bond	MSC	1.000%	12/20/2014	1.893%		1,800	(67)	(67)	0
Russia Government International Bond	UBS	1.000%	06/20/2015	1.945%		5,000	(215)	(76)	(139)
SLM Corp.	BOA	5.000%	06/20/2011	3.958%		2,000	23	(95)	118
SLM Corp.	BOA	5.000%	09/20/2014	5.945%		400	(13)	(62)	49
SLM Corp.	CITI	5.000%	09/20/2011	4.520%		1,000	7	(45)	52
SLM Corp.	JPM	5.000%	09/20/2011	4.520%		2,000	14	(240)	254
SLM Corp.	MSC	5.000%	09/20/2011	4.520%		5,000	36	(400)	436
South Korea Government Bond	DUB	1.000%	03/20/2011	0.754%		1,000	2	4	(2)
South Korea Government Bond	DUB	0.920%	12/20/2014	1.199%		1,300	(15)	0	(15)
South Korea Government Bond	DUB	1.000%	06/20/2015	1.304%		800	(11)	8	(19)
South Korea Government Bond	JPM	0.710%	12/20/2010	0.716%		1,200	0	0	0
South Korea Government Bond	JPM	0.930%	12/20/2014	1.199%		3,700	(41)	0	(41)
South Korea Government Bond	RBS	1.000%	06/20/2015	1.304%		5,000	(69)	51	(120)
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.767%		1,200	13	6	7
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.767%		3,300	35	8	27
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%		7,200	93	106	(13)
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.698%		1,500	20	11	9

							$(1,888)	$(1,459)	$(429)

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-13 5-Year Index	BOA	(1.000%	)	12/20/2014	$150,000	$636	$(900)	$1,536
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015	62,100	530	(404)	934
CDX.IG-14 5-Year Index	DUB	(1.000%	)	06/20/2015	76,400	651	647	4

						$1,817	$(657)	$2,474

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.EM-13 Index	JPM	5.000%	06/20/2015	$1,980	$206	$264	$(58)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	800	$1	$1	$0
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		4,000	6	6	0
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		29,100	141	47	94
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		135,000	502	416	86
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		10,000	37	41	(4)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		335,000	1,245	1,335	(90)
Pay	28-Day MXN TIIE	7.640%	03/01/2017	HSBC	MXN	184,700	623	126	497
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MSC		47,900	285	40	245

							$2,840	$2,012	$828

(h)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$9,400	$42	$220
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	9,400	71	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	27,000	207	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	29,500	162	761
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	29,500	170	3
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,200	14	98
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,200	23	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	82,500	239	2,128
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	82,500	644	9
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	7,300	47	171
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	7,300	73	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	21,800	171	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,100	10	96
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	12,800	87	514
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	12,800	76	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,100	25	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	8,900	55	230
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	8,900	74	1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	9,600	97	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	4,700	31	121
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	4,700	38	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	18,600	141	747
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	18,600	97	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	23,300	175	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	9,000	92	0

							$2,861	$5,101

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR 59,000	$234	$27
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.400%	09/15/2010	59,000	266	663
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.800%	09/15/2010	46,000	152	21
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.400%	09/15/2010	46,000	231	648
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.800%	07/21/2010	50,000	130	0
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	07/21/2010	50,000	272	118

						$1,285	$1,477

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%) [10] - Inflation Adjustment) or 0	03/12/2020	$10,900	$94	$122

(i)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	11,318	07/2010	JPM	$328	$0	$328
Sell	BRL	23,929	08/2010	DUB	0	(710)	(710)
Buy		19,464	08/2010	GSC	23	0	23
Buy	CAD	3,890	07/2010	UBS	0	(214)	(214)
Buy	CNY	47,641	08/2010	HSBC	0	(65)	(65)
Buy		1,220	11/2010	BCLY	0	(4)	(4)
Buy		2,136	11/2010	CITI	0	(6)	(6)
Buy		4,244	11/2010	DUB	0	(14)	(14)
Buy		14,524	11/2010	HSBC	0	(55)	(55)
Buy		6,934	11/2010	JPM	0	(24)	(24)
Buy		1,337	11/2010	MSC	0	(5)	(5)
Buy		37,089	01/2011	CITI	0	(105)	(105)
Sell		74,240	01/2011	DUB	0	(99)	(99)
Buy		10,712	01/2011	HSBC	0	(13)	(13)
Buy		30,827	01/2011	JPM	0	(63)	(63)
Buy		37,611	06/2011	DUB	0	(90)	(90)
Sell	EUR	24,171	07/2010	BCLY	1,654	(14)	1,640
Sell		3,985	07/2010	CITI	143	0	143
Buy		5,826	07/2010	JPM	125	0	125
Sell		1,702	08/2010	CITI	19	0	19
Sell	GBP	13,269	09/2010	BOA	0	(159)	(159)
Buy	IDR	8,635,181	10/2010	CITI	52	0	52
Buy		3,912,000	10/2010	HSBC	25	0	25
Buy		4,647,500	11/2010	HSBC	1	0	1
Buy		3,868,000	01/2011	DUB	14	0	14
Buy		20,974,819	01/2011	JPM	89	0	89
Buy	INR	203,433	11/2010	HSBC	21	0	21
Sell	JPY	962,157	07/2010	BOA	0	(375)	(375)
Buy	KRW	288,000	07/2010	BCLY	0	(8)	(8)
Sell		548,540	07/2010	BCLY	7	(1)	6
Sell		540,430	07/2010	CITI	8	0	8
Buy		571,939	07/2010	DUB	0	(14)	(14)
Buy		475,151	07/2010	MSC	0	(13)	(13)
Sell		246,120	07/2010	RBS	1	0	1
Buy		1,137,328	08/2010	MSC	0	(37)	(37)
Buy		1,060,006	11/2010	BCLY	1	(26)	(25)
Sell		235,460	11/2010	BCLY	8	0	8
Sell		40,772	11/2010	BOA	1	0	1
Buy		970,693	11/2010	CITI	0	(27)	(27)
Sell		523,735	11/2010	CITI	23	0	23
Sell		116,260	11/2010	DUB	5	0	5
Sell		58,650	11/2010	GSC	2	0	2
Buy		2,046,929	11/2010	HSBC	0	(140)	(140)
Buy		935,840	11/2010	JPM	0	(56)	(56)
Sell		116,985	11/2010	JPM	5	0	5
Buy		610,083	11/2010	MSC	0	(32)	(32)
Buy		246,120	11/2010	RBS	0	(1)	(1)
Buy		1,926,695	01/2011	DUB	0	(137)	(137)
Buy		10,354,838	01/2011	JPM	0	(425)	(425)
Buy	MXN	52,322	09/2010	CITI	6	0	6
Buy		1,836	09/2010	DUB	0	(4)	(4)
Sell		61,212	09/2010	GSC	0	(107)	(107)
Buy		110,538	09/2010	UBS	0	(84)	(84)
Buy	NOK	27,611	09/2010	CITI	0	(70)	(70)
Buy	PHP	59,713	11/2010	BCLY	0	(14)	(14)
Buy		192,725	11/2010	CITI	0	(59)	(59)
Buy		57,100	11/2010	DUB	0	(12)	(12)
Buy		189,240	11/2010	JPM	0	(168)	(168)
Buy	PLN	13,110	08/2010	HSBC	0	(706)	(706)
Sell		11,005	08/2010	HSBC	268	0	268
Sell		2,105	08/2010	JPM	55	0	55
Buy	SGD	7,408	09/2010	BCLY	13	0	13
Buy		6,318	09/2010	DUB	13	0	13

					$2,910	$(4,156)	$(1,246)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$3,658	$0	$3,658
Corporate Bonds & Notes	0	1,459,558	0	1,459,558
Convertible Bonds & Notes	0	1,290	0	1,290
Municipal Bonds & Notes
California	0	67,327	0	67,327
District of Columbia	0	5,457	0	5,457
Florida	0	4,245	0	4,245
Illinois	0	6,001	0	6,001
Indiana	0	3,030	0	3,030
Iowa	0	3,441	0	3,441
Nevada	0	5,200	0	5,200
New Jersey	0	950	0	950
New York	0	26,244	0	26,244
North Carolina	0	2,468	0	2,468
Ohio	0	2,484	0	2,484
Pennsylvania	0	16,305	0	16,305
Texas	0	15,890	0	15,890
U.S. Government Agencies	0	216	0	216
U.S. Treasury Obligations	0	340,985	0	340,985
Mortgage-Backed Securities	0	29,329	0	29,329
Asset-Backed Securities	0	9,803	0	9,803
Sovereign Issues	0	31,976	0	31,976
Short-Term Instruments	24,701	8,192	0	32,893

Investments, at value	$24,701	$2,044,049	$0	$2,068,750
Financial Derivative Instruments (3)	$2,669	$(3,531)	$(1,600)	$(2,462)

Totals	$27,370	$2,040,518	$(1,600)	$2,066,288

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Financial Derivative Instruments (3)	$(90)	$(1,285)	$0	$0	$(225)	$0	$0	$(1,600)	$(225)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Government Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 6.7%
BANKING & FINANCE 5.8%
Bank of America Corp.
0.560% due 10/14/2016	$5,000	$4,440
1.037% due 09/11/2012	23,305	22,843
Goldman Sachs Group, Inc.
0.533% due 02/06/2012	5,100	4,974
HSBC Finance Corp.
0.553% due 01/15/2014	5,000	4,690
0.968% due 06/01/2016	3,000	2,714
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,668
Morgan Stanley
0.754% due 10/18/2016	9,400	8,189
0.783% due 10/15/2015	3,000	2,681
U.S. Trade Funding Corp.
4.260% due 11/15/2014	3,684	3,900

		57,099

INDUSTRIALS 0.9%
Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,864
Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,217
Loews Corp.
5.250% due 03/15/2016	3,000	3,261

		8,342

Total Corporate Bonds & Notes (Cost $65,748)		65,441

MUNICIPAL BONDS & NOTES 1.2%
Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,320
Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	100	105
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	654
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	355	393
Los Angeles, California Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,396
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,050
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	726
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	189
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	101

Total Municipal Bonds & Notes (Cost $11,541)		11,934

U.S. GOVERNMENT AGENCIES 36.3%
Fannie Mae
0.000% due 06/01/2017	3,000	2,434
0.407% due 07/25/2037	1,751	1,597
0.548% due 03/18/2031	594	594
0.797% due 10/25/2030	11	12
0.947% due 10/25/2017	162	163
1.247% due 04/25/2032	138	141
1.425% due 03/25/2022	104	106
1.616% due 03/01/2044	715	733
1.621% due 06/01/2043	823	829
2.282% due 10/01/2024	64	66
2.850% due 11/01/2023	214	224
2.907% due 12/01/2027	62	64
2.970% due 08/01/2026	16	17
3.064% due 05/01/2025	21	22
3.125% due 10/01/2024	1	1
3.130% due 02/01/2028	19	20
3.182% due 11/01/2034	344	359
3.242% due 07/01/2035	492	512
4.100% due 12/17/2018	10,400	10,568
4.250% due 04/25/2037	368	334
4.274% due 04/01/2028	88	91
4.500% due 10/25/2023 - 06/25/2025	5,972	6,299
5.000% due 08/25/2033 - 08/25/2036	10,369	11,113
5.375% due 04/11/2022	11,900	12,700
5.380% due 07/01/2033	2,315	2,491
5.500% due 11/25/2033 - 08/25/2035	9,482	10,474
5.625% due 04/17/2028	200	229
5.800% due 02/09/2026	15,000	15,418
6.000% due 05/17/2027 - 04/18/2036	1,588	1,779
6.250% due 12/25/2013	3	3
6.500% due 02/01/2022 - 08/01/2037	6,755	7,530
6.750% due 06/25/2032	6,815	7,334
6.900% due 05/25/2023	153	172
6.950% due 07/25/2020	43	48
7.000% due 06/25/2022 - 03/01/2038	4,423	5,056
7.800% due 10/25/2022	26	29
9.000% due 08/01/2021 - 11/01/2030	71	82
Farmer Mac
7.344% due 07/25/2011	1,476	1,462
Federal Farm Credit Bank
5.050% due 03/28/2019	1,000	1,147
5.125% due 07/09/2029	675	756
5.150% due 03/25/2020	1,000	1,149
5.750% due 12/07/2028	500	586
Federal Housing Administration
6.896% due 07/01/2020	1,128	1,123
7.000% due 11/25/2019	275	275
7.430% due 11/01/2019 - 06/01/2024	602	603
Financing Corp.
0.000% due 09/26/2019	2,500	1,794
Freddie Mac
0.000% due 12/11/2025	11,600	5,848
0.750% due 01/15/2033	335	336

0.850% due 04/15/2029 - 12/15/2032	446	447
0.900% due 06/15/2031	155	155
1.375% due 09/15/2021	49	49
1.621% due 10/25/2044	6,659	6,762
1.821% due 07/25/2044	1,804	1,834
2.500% due 05/01/2022	6	6
2.506% due 10/01/2026	23	24
2.521% due 01/01/2028	22	22
2.544% due 01/01/2028	151	157
2.575% due 09/01/2027	36	36
2.599% due 12/01/2024	51	53
2.619% due 02/01/2028	226	236
2.633% due 06/01/2022	5	5
3.750% due 03/27/2019	8,700	9,101
4.000% due 09/15/2030	31	33
4.230% due 10/25/2023	76	77
4.500% due 02/10/2020 - 07/15/2035	20,379	20,208
5.000% due 02/15/2032 - 07/15/2033	5,527	5,965
5.500% due 12/15/2021 - 06/15/2035	5,040	5,335
5.625% due 11/23/2035	19,400	20,905
6.000% due 05/15/2028 - 05/15/2036	23,856	25,660
6.250% due 09/15/2023	2,491	2,585
6.500% due 08/01/2022 - 10/25/2043	1,959	2,126
7.000% due 07/15/2012 - 01/15/2024	549	604
Ginnie Mae
1.298% due 03/20/2031	836	839
3.125% due 12/20/2017 - 11/20/2027	255	261
3.375% due 02/20/2017 - 01/20/2028	296	303
3.500% due 03/20/2021	12	13
3.625% due 09/20/2017 - 09/20/2026	382	393
4.375% due 04/20/2017 - 05/20/2030	782	809
4.500% due 05/20/2032	254	263
6.000% due 08/20/2033	3,030	3,410
6.500% due 08/20/2034 - 09/20/2034	56	62
7.000% due 03/16/2029	548	588
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	27,558	16,733
5.500% due 09/18/2023 - 09/18/2033	38,400	45,167
Overseas Private Investment Corp.
4.736% due 03/15/2022	3,727	3,808
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	8,178
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	34,000	14,815
Small Business Administration
5.240% due 08/01/2023	4,255	4,522

Tennessee Valley Authority
4.875% due 01/15/2048	11,700	12,229
5.250% due 09/15/2039	2,500	2,781
5.375% due 04/01/2056	18,000	20,538
5.880% due 04/01/2036	2,100	2,507

Total U.S. Government Agencies (Cost $328,367)		355,327

U.S. TREASURY OBLIGATIONS 63.9%
U.S. Treasury Bonds
4.250% due 05/15/2039	46,627	49,425
4.375% due 11/15/2039	24,900	26,954
4.375% due 05/15/2040	5,300	5,747
4.500% due 08/15/2039 (d)	87,200	96,288
4.625% due 02/15/2040	2,150	2,423
5.250% due 11/15/2028	2	2
5.375% due 02/15/2031 (c)	56,500	69,636
5.500% due 08/15/2028	47,400	58,672
6.125% due 11/15/2027	28,600	37,689
6.250% due 08/15/2023	21,200	27,507
7.875% due 02/15/2021	21,700	31,092
8.125% due 05/15/2021	14,800	21,599
U.S. Treasury Strips
0.000% due 08/15/2020	7,000	4,993
0.000% due 05/15/2021	26,200	17,980
0.000% due 11/15/2021	13,800	9,246
0.000% due 08/15/2022 (d)	87,100	56,389
0.000% due 02/15/2027	18,200	9,403
0.000% due 11/15/2027	64,800	32,828
0.000% due 05/15/2028	4,500	2,192
0.000% due 02/15/2032	22,500	9,265
0.000% due 05/15/2032	1,300	530
0.000% due 08/15/2032	22,500	9,071
0.000% due 02/15/2033	20,400	8,050
0.000% due 02/15/2038	7,400	2,410
0.000% due 05/15/2038	35,400	11,434
0.000% due 08/15/2039	55,300	16,861
0.000% due 11/15/2039	7,100	2,134
0.000% due 05/15/2040	21,100	6,215

Total U.S. Treasury Obligations (Cost $591,224)		626,035

MORTGAGE-BACKED SECURITIES 9.4%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	2,712	2,647
Banc of America Commercial Mortgage, Inc.
4.589% due 07/10/2043	401	414
5.451% due 01/15/2049	372	377
5.706% due 02/10/2051	551	594
Banc of America Funding Corp.
4.360% due 02/20/2036	5,935	5,419
Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035	3,892	3,609
3.398% due 02/25/2033	36	33
3.399% due 02/25/2034	731	613
3.552% due 01/25/2034	244	238
3.735% due 10/25/2035	4,400	4,146
5.338% due 04/25/2033	262	258
Bear Stearns Alt-A Trust
4.539% due 09/25/2035	1,258	953
Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	1,136
5.717% due 06/11/2040	963	1,022
5.746% due 09/11/2042	771	846

Bear Stearns Mortgage Securities, Inc.
2.755% due 06/25/2030	10	10
Citigroup Mortgage Loan Trust, Inc.
2.810% due 10/25/2035	2,498	2,074
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	241	248
5.886% due 11/15/2044	406	413
Commercial Mortgage Pass-Through Certificates
6.010% due 12/10/2049	513	531
Countrywide Alternative Loan Trust
0.527% due 05/25/2047	1,397	732
0.557% due 05/25/2035	1,209	717
5.500% due 10/25/2033	7,242	6,395
Countrywide Home Loan Mortgage Pass-Through Trust
0.637% due 04/25/2035	393	220
0.667% due 03/25/2035	2,052	1,116
0.687% due 06/25/2035	1,574	1,291
6.000% due 10/25/2034	5,890	5,613
Credit Suisse First Boston Mortgage Securities Corp.
2.496% due 07/25/2033	710	657
6.500% due 04/25/2033	8	8
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	38	38
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	638	618
First Republic Mortgage Loan Trust
0.827% due 06/25/2030	154	144
GMAC Mortgage Corp. Loan Trust
3.288% due 06/25/2034	804	679
Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	383	397
5.381% due 03/10/2039	636	660
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	907	879
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	92	92
0.568% due 05/19/2035	962	570
0.588% due 03/19/2036	1,110	598
3.098% due 07/19/2035	1,478	1,144
Impac CMB Trust
0.597% due 10/25/2035	5,493	3,142
5.027% due 09/25/2034	2,287	2,007
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	574	582
5.882% due 02/15/2051	206	207
5.920% due 02/12/2049	804	855
5.937% due 02/12/2049	4,508	4,554
JPMorgan Mortgage Trust
3.442% due 07/25/2035	2,033	1,976
MASTR Asset Securitization Trust
5.500% due 09/25/2033	410	423
Merrill Lynch Floating Trust
0.888% due 07/09/2021	1,500	1,385
Morgan Stanley Capital I
0.410% due 10/15/2020	853	773
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	4,842	3,354

Residential Accredit Loans, Inc.
0.647% due 08/25/2035	922	550
0.747% due 01/25/2033	104	89
0.747% due 03/25/2033	357	319
6.000% due 06/25/2036	3,390	1,844
Sequoia Mortgage Trust
0.698% due 10/19/2026	68	56
0.698% due 07/20/2033	971	814
0.728% due 10/20/2027	33	29
Structured Adjustable Rate Mortgage Loan Trust
0.567% due 05/25/2037	3,116	1,817
Structured Asset Mortgage Investments, Inc.
0.447% due 09/25/2047	101	100
0.557% due 04/25/2036	5,715	2,916
0.567% due 05/25/2036	331	176
1.008% due 09/19/2032	38	32
1.188% due 10/19/2033	250	210
Structured Asset Securities Corp.
2.241% due 01/25/2032	3	3
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	701	637
5.090% due 07/15/2042	218	230
WaMu Mortgage Pass-Through Certificates
0.577% due 04/25/2045	761	590
0.607% due 11/25/2045	73	56
0.637% due 10/25/2045	1,448	1,129
0.657% due 01/25/2045	1,427	1,086
0.887% due 12/25/2027	1,051	947
1.231% due 12/25/2046	1,261	807
1.412% due 02/25/2046	2,078	1,407
1.421% due 08/25/2046	5,964	3,598
1.706% due 05/25/2041	132	123
1.821% due 06/25/2042	69	55
1.821% due 08/25/2042	46	40
3.359% due 08/25/2046	802	533
Wells Fargo Mortgage-Backed Securities Trust
4.807% due 03/25/2036	4,977	4,350

Total Mortgage-Backed Securities (Cost $112,152)		91,951

ASSET-BACKED SECURITIES 1.4%
Accredited Mortgage Loan Trust
0.397% due 02/25/2037	174	172
Amortizing Residential Collateral Trust
0.617% due 06/25/2032	15	13
0.927% due 07/25/2032	23	19
Bear Stearns Asset-Backed Securities Trust
0.847% due 11/25/2042	1,153	984
1.007% due 10/25/2032	183	169
Carrington Mortgage Loan Trust
0.667% due 10/25/2035	449	424
CIT Group Home Equity Loan Trust
0.617% due 06/25/2033	30	25
Conseco Financial Corp.
7.200% due 04/15/2026	5	5
Countrywide Asset-Backed Certificates
0.457% due 10/25/2046	48	47
0.507% due 02/25/2036	45	43
Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036	84	75
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	179	175
0.397% due 03/25/2037	14	13

Ford Credit Auto Owner Trust
1.770% due 06/15/2012	5,058	5,087
Fremont Home Loan Trust
0.407% due 01/25/2037	304	257
GSRPM Mortgage Loan Trust
0.467% due 03/25/2035	114	111
Home Equity Mortgage Trust
0.527% due 05/25/2036	3,661	3,092
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036	112	102
LA Arena Funding LLC
7.656% due 12/15/2026	74	79
Massachusetts Educational Financing Authority
1.266% due 04/25/2038	1,152	1,159
SACO I, Inc.
0.727% due 11/25/2035	1,010	480
Soundview Home Equity Loan Trust
0.407% due 11/25/2036	241	125
Structured Asset Securities Corp.
0.397% due 10/25/2036	156	154
Washington Mutual Asset-Backed Certificates
0.407% due 10/25/2036	497	307

Total Asset-Backed Securities (Cost $14,763)		13,117

SHORT-TERM INSTRUMENTS 2.9%
REPURCHASE AGREEMENTS 0.5%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	3,000	3,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $3,071. Repurchase proceeds are $3,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	1,916	1,916
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,955. Repurchase proceeds are $1,916.)

		4,916

U.S. TREASURY BILLS 0.0%
0.127% due 07/22/2010 (b)	270	270

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 2.4%
	2,346,836	23,501

Total Short-Term Instruments (Cost $28,687)		28,687

Total Investments 121.8% (Cost $1,152,482)		$1,192,492
Written Options (f) (0.2%) (Premiums $1,203)		(2,201)
Other Assets and Liabilities (Net) (21.6%)		(210,915)

Net Assets 100.0%		$979,376

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Securities with an aggregate market value of $270 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(c)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $118,667 at a weighted average interest rate of 0.206%. On June 30, 2010, securities valued at $61,872 were pledged as collateral for reverse repurchase agreements.

(d)	Securities with an aggregate market value of $2,576 and cash of $3 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	764	$213
90-Day Eurodollar June Futures	Long	06/2012	715	1,329
90-Day Eurodollar September Futures	Long	09/2011	703	192
Ultra Long-Term U.S. Treasury Bond September Futures	Long	09/2010	226	1,273

				$3,007

(e)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Avon Products, Inc.	CSFB	(0.150%	)	03/20/2011	0.263%	$2,800	$2	$0	$2
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	1.532%	5,000	389	0	389
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	1.487%	2,200	25	0	25
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	1.992%	5,000	299	0	299
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	2.107%	3,000	295	0	295
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	6.254%	2,900	406	0	406
Loews Corp.	JPM	(0.280%	)	03/20/2016	1.384%	3,000	173	0	173
Morgan Stanley	RBS	(0.275%	)	12/20/2015	2.702%	3,000	344	0	344
Morgan Stanley	RBS	(0.320%	)	12/20/2016	2.690%	4,400	562	0	562
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	1.533%	5,000	309	0	309

							$2,804	$0	$2,804

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	$11,000	$132	$147	$(15)
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	74,400	949	0	949
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	23,800	600	(234)	834
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	51,000	1,284	(151)	1,435

						$2,965	$(238)	$3,203

(f)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$82,100	$386	$1,919
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	85,800	600	1

							$986	$1,920

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$8,000	$66	$90
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	16,800	151	191

						$217	$281

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$61,541	$3,900	$65,441
Municipal Bonds & Notes	0	11,934	0	11,934
U.S. Government Agencies	0	351,864	3,463	355,327
U.S. Treasury Obligations	0	626,035	0	626,035
Mortgage-Backed Securities	0	91,951	0	91,951
Asset-Backed Securities	0	13,117	0	13,117
Short-Term Instruments	23,501	5,186	0	28,687

Investments, at value	$23,501	$1,161,628	$7,363	$1,192,492
Financial Derivative Instruments (3)	$3,007	$4,086	$(280)	$6,813

Totals	$26,508	$1,165,714	$7,083	$1,199,305

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$4,425	$(530)	$0	$0	$5	$0	$0	$3,900	$31
U.S. Government Agencies	3,501	(35)	0	0	(3)	0	0	3,463	(3)

Investments, at value	$7,926	$(565)	$0	$0	$2	$0	$0	$7,363	$28
Financial Derivative Instruments (3)	$(66)	$(151)	$0	$0	$(63)	$0	$0	$(280)	$(63)

Totals	$7,860	$(716)	$0	$0	$(61)	$0	$0	$7,083	$(35)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Low Duration Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
American General Finance Corp.
7.250% due 04/21/2015		$2,000	$1,950
CIT Group, Inc.
9.500% due 01/20/2012		7,590	7,773
Georgia-Pacific Corp.
2.537% due 12/23/2012		18,000	17,441
HCA, Inc.
2.783% due 11/17/2013		15,000	14,179
Ruhrgas AG
1.926% due 08/18/2012	EUR	128	155
SunGard Data Systems, Inc.
2.047% due 02/28/2014		$65	62
West Corp.
2.682% due 10/24/2013		5	4
2.729% due 10/24/2013		5	5
2.811% due 10/24/2013		8	7

Total Bank Loan Obligations (Cost $41,623)			41,576

CORPORATE BONDS & NOTES 32.0%
BANKING & FINANCE 27.4%
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		23,500	23,676
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		16,900	18,548
Ally Financial, Inc.
2.200% due 12/19/2012		885	910
5.375% due 06/06/2011		1,100	1,103
6.000% due 12/15/2011		3,500	3,493
6.625% due 05/15/2012		14,318	14,401
6.750% due 12/01/2014		4,178	4,055
6.875% due 09/15/2011		20,203	20,520
6.875% due 08/28/2012		25,364	25,413
7.000% due 02/01/2012		4,635	4,698
7.250% due 03/02/2011		60,400	61,647
7.500% due 12/31/2013		18,430	18,568
8.300% due 02/12/2015		2,400	2,436
American Express Bank FSB
0.430% due 07/13/2010		4,100	4,100
0.477% due 05/29/2012		75	74
5.500% due 04/16/2013		24,000	25,956
5.550% due 10/17/2012		8,500	9,144
American Express Centurion Bank
0.430% due 07/13/2010		3,595	3,595
American Express Co.
6.150% due 08/28/2017		1,800	1,976
American Express Credit Corp.
0.496% due 10/04/2010		1,309	1,309
0.510% due 06/16/2011		617	614
0.526% due 12/02/2010		7,300	7,300
5.875% due 05/02/2013		3,000	3,285
American Express Travel Related Services Co., Inc.
0.554% due 06/01/2011		23,353	23,107
American General Finance Corp.
4.000% due 03/15/2011		400	389
4.125% due 11/29/2013	EUR	10,500	10,201
4.625% due 09/01/2010		$4,000	4,000
4.875% due 07/15/2012		200	182
5.375% due 10/01/2012		80	73
5.625% due 08/17/2011		24,304	23,545
5.900% due 09/15/2012		335	308
6.900% due 12/15/2017		825	661

American General Institutional Capital B
8.125% due 03/15/2046		3,700	3,219
American International Group, Inc.
0.414% due 10/18/2011		1,500	1,416
0.607% due 09/27/2010		10,700	10,571
0.794% due 04/26/2011	EUR	8,100	9,518
4.250% due 05/15/2013		$1,775	1,722
4.700% due 10/01/2010		2,100	2,110
4.950% due 03/20/2012		13,000	13,032
5.050% due 10/01/2015		10,000	9,238
5.375% due 10/18/2011		9,900	9,999
5.450% due 05/18/2017		10,000	8,925
5.850% due 01/16/2018		33,700	30,288
8.000% due 05/22/2038	EUR	6,600	6,013
8.250% due 08/15/2018		$16,900	17,196
8.625% due 05/22/2038	GBP	4,200	4,769
ANZ National International Ltd.
6.200% due 07/19/2013		$53,600	59,443
AvalonBay Communities, Inc.
6.125% due 11/01/2012		37	40
BA Covered Bond Issuer
5.500% due 06/14/2012		25,000	26,754
Banco Santander Chile
2.875% due 11/13/2012		65,700	65,273
Bank of America Corp.
0.560% due 10/14/2016		37,400	33,209
2.100% due 04/30/2012		90,100	92,325
2.375% due 06/22/2012		50,000	51,560
3.125% due 06/15/2012		100,000	104,502
Bank of Scotland PLC
7.700% due 08/15/2010		15,000	15,097
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		31,800	33,132
Barclays Bank PLC
0.713% due 03/23/2017		16,500	15,117
3.250% due 01/28/2015		13,000	13,000
6.050% due 12/04/2017		1,200	1,214
10.179% due 06/12/2021		560	703
Bear Stearns Cos. LLC
0.646% due 08/15/2011		800	801
2.625% due 12/07/2011	CHF	35,000	33,162
4.500% due 10/28/2010		$12,000	12,142
6.950% due 08/10/2012		86,390	94,824
7.250% due 02/01/2018		500	585
BNP Paribas
5.186% due 06/29/2049		6,900	5,710
Chukchansi Economic Development Authority
4.123% due 11/15/2012		6,000	3,990
CIT Group, Inc.
7.000% due 05/01/2013		2,510	2,415
7.000% due 05/01/2014		4,214	3,993
7.000% due 05/01/2015		1,514	1,405
7.000% due 05/01/2016		2,524	2,316
7.000% due 05/01/2017		3,533	3,198
Citibank N.A.
1.375% due 08/10/2011		500,000	504,940
1.875% due 05/07/2012		158,100	161,471
1.875% due 06/04/2012		4,300	4,390
Citigroup Funding, Inc.
1.875% due 10/22/2012		23,900	24,422
1.875% due 11/15/2012		55	56
2.250% due 12/10/2012		3,700	3,812
5.700% due 06/30/2011		750	778

Citigroup, Inc.
2.125% due 04/30/2012		83,800	85,908
2.875% due 12/09/2011		60,000	61,895
4.750% due 02/10/2019	EUR	100	112
5.100% due 09/29/2011		$1,500	1,543
5.300% due 10/17/2012		3,500	3,630
5.500% due 04/11/2013		48,420	50,378
5.500% due 02/15/2017		1,450	1,430
5.625% due 08/27/2012		14,600	15,056
6.000% due 02/21/2012		12,004	12,571
6.125% due 11/21/2017		300	314
6.375% due 08/12/2014		190	202
Countrywide Financial Corp.
5.800% due 06/07/2012		140	147
Credit Suisse
1.126% due 05/29/2049		270	192
5.000% due 05/15/2013		8,145	8,710
Danske Bank A/S
2.500% due 05/10/2012		3,000	3,072
Dexia Credit Local
0.808% due 04/29/2014		62,500	62,491
0.938% due 03/05/2013		160,700	160,873
1.188% due 09/23/2011		28,000	28,046
2.000% due 03/05/2013		25,000	25,009
DnB NOR Bank ASA
0.768% due 09/01/2016		16,300	15,927
El Paso Performance-Linked Trust
7.750% due 07/15/2011		18,550	19,215
FCE Bank PLC
7.125% due 01/16/2012	EUR	7,400	9,162
7.125% due 01/15/2013		19,300	23,837
7.875% due 02/15/2011	GBP	11,100	16,792
Ford Motor Credit Co. LLC
3.048% due 01/13/2012		$27,805	27,040
5.787% due 06/15/2011		2,000	2,028
7.000% due 10/01/2013		9,900	10,103
7.250% due 10/25/2011		900	925
7.375% due 02/01/2011		31,934	32,536
7.500% due 08/01/2012		36,500	37,349
8.000% due 12/15/2016		600	615
8.625% due 11/01/2010		1,000	1,017
12.000% due 05/15/2015		1,040	1,205
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	19,000	23,846
Fresenius U.S. Finance II, Inc.
8.750% due 07/15/2015		500	711
GATX Financial Corp.
5.800% due 03/01/2016		$1,200	1,279
General Electric Capital Corp.
0.628% due 05/11/2016		300	273
0.669% due 06/20/2014		10,000	9,395
2.000% due 09/28/2012		34,000	34,838
2.125% due 12/21/2012		12,000	12,347
2.200% due 06/08/2012		150,000	154,060
2.250% due 03/12/2012		225,000	230,974
2.625% due 12/28/2012		34,700	36,090
3.000% due 12/09/2011		142,800	147,583
Goldman Sachs Group, Inc.
0.988% due 03/22/2016		18,000	16,084
3.250% due 06/15/2012		125,000	130,978
5.300% due 02/14/2012		3,000	3,124
5.450% due 11/01/2012		600	633
5.950% due 01/18/2018		500	520
6.750% due 10/01/2037		500	492

Green Valley Ltd.
4.240% due 01/10/2011	EUR	250	306
HCP, Inc.
5.650% due 12/15/2013		$725	766
5.950% due 09/15/2011		1,900	1,970
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	7,769
6.850% due 07/15/2012		3,332	3,536
HSBC Capital Funding LP
4.610% due 12/31/2049		3,900	3,371
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		1,100	935
HSBC Finance Corp.
7.000% due 05/15/2012		850	916
ING Bank NV
1.333% due 03/30/2012		5,000	5,019
3.900% due 03/19/2014		22,400	24,037
International Lease Finance Corp.
0.621% due 07/01/2011		1,000	923
1.058% due 08/15/2011	EUR	9,900	11,154
4.875% due 09/01/2010		$9,585	9,561
4.950% due 02/01/2011		1,125	1,114
5.300% due 05/01/2012		215	203
5.450% due 03/24/2011		1,250	1,238
5.625% due 09/15/2010		14,880	14,899
5.625% due 09/20/2013		380	345
JPMorgan Chase & Co.
2.200% due 06/15/2012		50,000	51,411
6.000% due 01/15/2018		800	885
KeyBank N.A.
0.815% due 11/21/2011	EUR	1,600	1,877
KeyCorp
0.892% due 11/22/2010		11,985	14,635
Kreditanstalt fuer Wiederaufbau
1.875% due 01/14/2013		$460	467
LBG Capital No.1 PLC
8.000% due 12/29/2049		1,400	1,099
8.500% due 12/29/2049		700	550
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	2,900	3,653
Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	1,827
5.625% due 01/24/2013 (a)		$5,300	1,100
Lloyds TSB Bank PLC
2.300% due 04/01/2011		19,100	19,255
2.800% due 04/02/2012		122,000	124,736
Macquarie Bank Ltd.
1.056% due 12/06/2016	EUR	8,200	9,393
2.600% due 01/20/2012		$21,200	21,671
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		7,000	7,499
Merrill Lynch & Co., Inc.
0.544% due 11/01/2011		6,000	5,899
0.768% due 06/05/2012		25,000	24,294
6.050% due 08/15/2012		10,330	10,991
8.950% due 05/18/2017		180	190
Metropolitan Life Global Funding I
2.875% due 09/17/2012		200	205
5.125% due 04/10/2013		41,000	44,385
Morgan Stanley
0.595% due 01/09/2014		150	138
0.783% due 10/15/2015		8,000	7,151
0.944% due 07/20/2012	EUR	10,000	11,641
1.029% due 03/01/2013		32,300	37,177

2.250% due 03/13/2012		$50,000	51,329
2.930% due 05/14/2013		9,000	9,040
3.250% due 12/01/2011		176,300	182,751
6.000% due 05/13/2014		100	106
6.750% due 04/15/2011		90	93
Mystic Re Ltd.
10.538% due 06/07/2011		6,400	6,200
National Australia Bank Ltd.
5.350% due 06/12/2013		6,000	6,507
National City Bank
0.908% due 06/07/2017		250	224
National City Bank of Kentucky
6.300% due 02/15/2011		250	255
National City Preferred Capital Trust I
12.000% due 12/29/2049		21,100	23,263
Nationwide Building Society
4.650% due 02/25/2015		2,600	2,659
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	8,801
5.150% due 04/15/2013		$98,678	103,540
Preferred Term Securities XIII Ltd.
1.089% due 03/24/2034		1,822	1,121
Pricoa Global Funding I
0.438% due 01/30/2012		18,300	17,953
0.737% due 09/27/2013		14,770	14,130
Principal Life Income Funding Trusts
0.596% due 11/15/2010		8,100	8,100
Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		12,000	12,617
Regions Bank
3.250% due 12/09/2011		28,000	29,033
Regions Financial Corp.
0.707% due 06/26/2012		14,600	13,745
7.750% due 11/10/2014		100	106
Royal Bank of Scotland Group PLC
4.556% due 04/06/2011	GBP	3,911	5,653
0.823% due 04/08/2011		$92,300	92,173
3.000% due 12/09/2011		22,400	23,007
6.375% due 02/01/2011		4,870	4,927
7.640% due 03/29/2049		66,675	38,505
Santander Holdings USA, Inc.
4.800% due 09/01/2010		1,800	1,811
Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		78,100	75,829
Scotland International Finance No. 2 BV
6.500% due 02/15/2011		9,450	9,295
SLM Corp.
0.476% due 07/26/2010		10,400	10,399
0.994% due 04/26/2011	EUR	5,000	6,030
4.114% due 06/15/2015		$208	169
5.125% due 08/27/2012		17,745	17,492
5.375% due 01/15/2013		15,225	14,776
5.375% due 05/15/2014		100	92
5.450% due 04/25/2011		9,500	9,619
8.000% due 03/25/2020		100	88
Societe Generale
5.922% due 04/29/2049		2,800	2,123
Sumitomo Mitsui Banking Corp.
1.002% due 06/02/2049	JPY	1,300,000	14,574
SunTrust Bank
0.839% due 12/20/2011	EUR	19,500	22,580
6.375% due 04/01/2011		$40,400	41,672

Svenska Handelsbanken AB
1.536% due 09/14/2012		34,000	34,153
4.875% due 06/10/2014		175	185
Swedbank AB
3.625% due 12/02/2011	EUR	400	504
Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012		$100,000	100,443
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		85,800	92,925
U.S. Central Federal Credit Union
1.250% due 10/19/2011		41,300	41,648
1.900% due 10/19/2012		13,700	13,994
UBS AG
1.584% due 02/23/2012		34,600	34,737
Vita Capital III Ltd.
1.391% due 01/01/2011		1,000	990
Wachovia Bank N.A.
0.867% due 03/15/2016		1,750	1,633
Wachovia Corp.
0.673% due 10/15/2016		4,800	4,214
0.807% due 06/15/2017		1,100	953
5.500% due 05/01/2013		32,425	35,225
WEA Finance LLC
7.500% due 06/02/2014		40	45
Wells Fargo & Co.
7.980% due 03/29/2049		278,800	288,558
Wells Fargo Capital XV
9.750% due 09/29/2049		2,900	3,118
Westpac Banking Corp.
0.784% due 07/16/2014		3,000	3,019
2.250% due 11/19/2012		107,300	108,294
3.250% due 12/16/2011		65,800	67,705
WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010		198	200

			5,550,760

INDUSTRIALS 2.8%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		163,818	166,275
Barry Callebaut NV
6.000% due 07/13/2017	EUR	1,250	1,521
Boston Scientific Corp.
4.250% due 01/12/2011		$25	25
CC Holdings GS V LLC
7.750% due 05/01/2017		650	691
Colorado Interstate Gas Co.
5.950% due 03/15/2015		4,260	4,646
Comcast Holdings Corp.
10.625% due 07/15/2012		2,420	2,818
Daimler Finance North America LLC
5.750% due 09/08/2011		14,000	14,584
5.875% due 03/15/2011		1,250	1,288
6.500% due 11/15/2013		20,000	22,403
7.300% due 01/15/2012		7,807	8,420
7.750% due 01/18/2011		7,510	7,760
Delta Air Lines, Inc.
7.111% due 09/18/2011		370	382
Devon Financing Corp. ULC
6.875% due 09/30/2011		4,700	5,020
DISH DBS Corp.
7.125% due 02/01/2016		6,775	6,826
Dow Chemical Co.
6.125% due 02/01/2011		1,100	1,121

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		300	330
Fresenius Finance BV
5.500% due 01/31/2016	EUR	2,300	2,900
Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011		4,570	5,840
Gaz Capital S.A. for Gazprom
7.510% due 07/31/2013		$44,200	47,414
HJ Heinz Co.
15.590% due 12/01/2011		700	848
JC Penney Corp., Inc.
7.950% due 04/01/2017		1,075	1,199
Kinder Morgan Energy Partners LP
6.750% due 03/15/2011		11,205	11,601
MGM Resorts International
10.375% due 05/15/2014		5,000	5,462
Motorola, Inc.
8.000% due 11/01/2011		50	54
Olin Corp.
6.750% due 06/15/2016		15,000	14,944
PACCAR, Inc.
6.375% due 02/15/2012		42,800	46,273
6.875% due 02/15/2014		19,900	23,075
Peabody Energy Corp.
6.875% due 03/15/2013		5,000	5,062
Pearson PLC
7.000% due 06/15/2011		10,000	10,498
Reynolds American, Inc.
7.250% due 06/01/2012		5,500	5,917
Ryder System, Inc.
5.950% due 05/02/2011		10,380	10,743
Shell International Finance BV
3.100% due 06/28/2015		80,800	82,182
Sonat, Inc.
7.625% due 07/15/2011		900	933
Steel Dynamics, Inc.
7.375% due 11/01/2012		3,700	3,848
Time Warner Cable, Inc.
5.400% due 07/02/2012		1,513	1,617
United Airlines, Inc.
10.400% due 11/01/2016		1,657	1,781
Vivendi S.A.
5.750% due 04/04/2013		4,700	5,047
Wal-Mart Stores, Inc.
4.250% due 04/15/2013		25,100	27,026
Weyerhaeuser Co.
6.750% due 03/15/2012		12,410	13,415

			571,789

UTILITIES 1.8%
Appalachian Power Co.
5.650% due 08/15/2012		1,400	1,502
AT&T Corp.
7.300% due 11/15/2011		47,000	50,825
British Telecommunications PLC
9.375% due 12/15/2010		12,900	13,343
France Telecom S.A.
7.750% due 03/01/2011		17,400	18,160
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		5,750	6,009
Kinder Morgan, Inc.
6.500% due 09/01/2012		8,750	9,078
NRG Energy, Inc.
7.375% due 02/01/2016		123,238	122,930

Pacific Gas & Electric Co.
4.200% due 03/01/2011		5,000	5,103
PSEG Power LLC
5.000% due 04/01/2014		2,000	2,140
5.320% due 09/15/2016		989	1,068
7.750% due 04/15/2011		6,376	6,693
Qwest Corp.
7.875% due 09/01/2011		75	78
8.875% due 03/15/2012		1,075	1,158
Southern Power Co.
6.250% due 07/15/2012		1,201	1,308
TDC A/S
6.500% due 04/19/2012	EUR	1,500	1,917
Telecom Italia Capital S.A.
0.914% due 07/18/2011		$24,000	23,666
Verizon Wireless Capital LLC
3.065% due 05/20/2011		1,000	1,023
5.250% due 02/01/2012		88,480	93,837

			359,838

Total Corporate Bonds & Notes (Cost $6,335,731)			6,482,387

CONVERTIBLE BONDS & NOTES 0.2%
Bristol-Myers Squibb Co.
0.037% due 09/15/2023		18,950	17,211
Goodrich Petroleum Corp.
3.250% due 12/01/2026		650	618
National City Corp.
4.000% due 02/01/2011		26,518	26,850

Total Convertible Bonds & Notes (Cost $44,279)			44,679

MUNICIPAL BONDS & NOTES 0.6%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012		67,100	67,349
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043		35,300	35,719
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013		12,600	12,584

Total Municipal Bonds & Notes (Cost $115,000)			115,652

U.S. GOVERNMENT AGENCIES 18.5%
Fannie Mae
0.407% due 12/25/2036		7,271	7,200
0.467% due 06/25/2034		774	758
0.547% due 10/27/2037		107,300	107,132
0.697% due 07/25/2037 - 03/25/2044		95,870	95,652
0.727% due 07/25/2037		36,570	36,531
0.747% due 05/25/2031 - 06/25/2032		1,800	1,800
0.817% due 07/25/2037		292	283
0.947% due 05/25/2030		409	408
0.975% due 04/25/2022		11	11
0.997% due 05/25/2030		648	652
1.000% due 04/04/2012 (i)		325,000	326,959
1.047% due 10/25/2037		33,547	33,557
1.087% due 03/25/2040		155,039	155,456
1.621% due 07/01/2042		6,857	6,901
1.634% due 07/01/2044		2,692	2,673
1.671% due 09/01/2041		17,159	17,341

1.750% due 05/07/2013	109,600	111,711
1.821% due 10/01/2030 - 11/01/2039	1,463	1,491
1.880% due 01/01/2021	26	27
2.144% due 07/01/2017	38	39
2.240% due 03/01/2035	1,167	1,189
2.295% due 11/01/2018	3	3
2.348% due 11/01/2017	35	36
2.370% due 05/01/2035	2,628	2,710
2.435% due 10/01/2024	166	174
2.500% due 07/01/2017	23	24
2.548% due 12/01/2033	394	411
2.550% due 03/01/2035	1,956	2,016
2.575% due 01/01/2024	9	10
2.599% due 06/01/2022	5	5
2.614% due 01/01/2035	10,596	10,947
2.651% due 08/01/2029	603	624
2.657% due 11/01/2034	1,496	1,544
2.672% due 01/01/2024	137	143
2.703% due 04/01/2024	151	158
2.766% due 05/01/2035	5,454	5,710
2.790% due 04/01/2034	1,029	1,074
2.834% due 09/01/2032	1,572	1,629
2.860% due 08/01/2017	5	5
2.864% due 07/01/2018	6	6
2.866% due 10/01/2034	4,539	4,650
2.925% due 11/01/2027	49	51
2.947% due 06/01/2035	1,456	1,532
2.998% due 11/01/2017	25	26
3.130% due 02/01/2028	255	267
3.140% due 06/01/2017	9	9
3.200% due 09/01/2035	426	442
3.215% due 12/01/2017	19	20
3.255% due 09/01/2035	6,438	6,709
3.387% due 07/01/2035	6,989	7,303
3.546% due 07/25/2017	325	348
3.772% due 07/01/2035	6,234	6,532
4.000% due 05/01/2011	95	97
4.106% due 07/01/2023	83	86
4.154% due 08/01/2035	9,408	9,783
4.250% due 05/25/2033	5,818	6,252
4.403% due 08/01/2035	2,362	2,459
4.445% due 02/01/2028	8	8
4.500% due 09/01/2010 - 09/01/2040	55,439	57,289
4.541% due 01/01/2028	56	57
4.755% due 03/01/2035	11,868	12,413
4.897% due 10/01/2035	4,667	4,835
4.961% due 06/01/2035	2,739	2,887
4.986% due 04/01/2018	553	576
5.000% due 12/25/2016 - 04/25/2033	55,112	58,062
5.008% due 12/01/2023	26	27
5.229% due 11/01/2035	197	210
5.500% due 11/01/2032 - 07/01/2040	22,214	24,086
6.000% due 08/01/2016 - 08/01/2040	294,478	319,321
6.250% due 02/01/2011	78,000	80,650
6.500% due 07/25/2023 - 12/25/2042	411,185	450,956
7.000% due 05/01/2012 - 04/01/2034	278	301
7.500% due 02/01/2013	1	1

8.000% due 11/25/2023 - 11/01/2031	2,256	2,614
8.500% due 04/01/2025	117	135
8.800% due 01/25/2019	72	86
9.000% due 03/25/2021 - 04/25/2021	212	244
9.250% due 10/25/2018	4	4
9.500% due 03/25/2020 - 11/01/2025	576	657
10.000% due 01/01/2011 - 05/01/2022	5	6
10.500% due 07/01/2014 - 07/01/2021	2	2
11.000% due 11/01/2020	2	3
11.250% due 10/01/2015	4	5
11.500% due 11/01/2019 - 02/01/2020	1	1
11.750% due 02/01/2016	7	8
13.250% due 09/01/2011	1	1
15.750% due 12/01/2011	1	1
16.000% due 09/01/2012 - 12/01/2012	1	1
Federal Farm Credit Bank
1.750% due 02/21/2013	315	320
1.875% due 12/07/2012	330	337
Federal Home Loan Bank
1.125% due 03/09/2012	456,500	460,287
1.375% due 06/08/2012	80,000	81,013
3.625% due 06/08/2012	114,000	120,435
Federal Housing Administration
7.430% due 11/01/2019 - 07/01/2024	3,120	3,127
Freddie Mac
0.500% due 07/15/2019 - 08/15/2019	45,456	45,313
0.607% due 08/25/2031	3,054	2,842
0.627% due 09/25/2031	5,393	5,104
0.650% due 05/15/2036	13,075	13,077
0.700% due 12/15/2030	6,186	6,187
0.750% due 06/15/2018	2,650	2,624
0.800% due 11/15/2030	28	28
1.000% due 08/28/2012	350,000	351,644
1.125% due 06/01/2011 (i)	77,900	78,405
1.125% due 07/27/2012	100	101
1.325% due 10/15/2020	39	39
1.375% due 03/15/2021	23	23
1.821% due 07/25/2044	974	990
1.875% due 01/01/2017 - 03/01/2017	23	23
2.250% due 08/24/2012	390	391
2.500% due 04/08/2013	385	391
2.576% due 11/01/2022	243	253
2.625% due 02/01/2023	1	1
2.750% due 04/29/2014	360	367
2.803% due 06/01/2024	51	54
2.874% due 08/01/2035	13,549	14,055
2.876% due 01/01/2024	66	69
2.899% due 10/01/2027	25	26
2.990% due 11/01/2023	10	10
3.077% due 10/01/2023	88	92
3.110% due 06/01/2035	47,095	49,002
3.123% due 12/01/2022	36	38
3.219% due 09/01/2023	13	14
3.641% due 08/15/2032	572	585

3.669% due 02/01/2020	212	214
4.000% due 09/15/2015	28	28
4.000% due 01/15/2024 (b)	2,505	354
4.125% due 12/21/2012	100	108
4.259% due 07/01/2035	12,684	13,170
4.311% due 08/01/2035	40,563	42,021
4.448% due 03/01/2035	3,267	3,400
4.500% due 02/15/2015 - 08/01/2020	14,154	14,473
4.591% due 04/01/2035	8,480	8,863
4.607% due 04/01/2035	5,851	6,130
4.709% due 03/01/2035	6,957	7,298
4.958% due 04/01/2035	1,515	1,593
4.982% due 03/01/2035	928	975
5.000% due 04/01/2013 - 05/15/2033	4,923	5,104
5.075% due 04/01/2035	2,696	2,836
5.500% due 11/01/2013 - 07/01/2040	14,187	15,343
5.785% due 02/01/2037	170	181
5.864% due 05/01/2037	392	422
6.000% due 03/01/2011 - 02/01/2034	7,409	8,055
6.500% due 02/15/2014 - 07/25/2043	43,079	47,557
6.800% due 08/15/2036 (b)	50,698	5,947
7.000% due 01/01/2030 - 04/01/2032	48	55
7.500% due 07/15/2030	397	444
8.000% due 01/01/2012 - 12/01/2024	226	250
8.500% due 06/01/2022 - 11/01/2025	620	726
9.000% due 12/15/2020 - 08/01/2022	217	246
9.500% due 08/01/2016 - 09/01/2021	68	76
10.000% due 11/01/2016 - 05/15/2020	29	33
14.000% due 09/01/2012 - 04/01/2016	1	1
Ginnie Mae
0.900% due 12/16/2025	102	102
3.000% due 01/20/2032 - 02/20/2032	3,092	3,164
3.125% due 10/20/2023 - 12/20/2027	2,509	2,571
3.375% due 03/20/2017 - 03/20/2027	3,245	3,326
3.500% due 01/20/2031 - 03/20/2031	130	133
3.625% due 08/20/2022 - 07/20/2034	3,275	3,368
4.000% due 03/20/2019	20	20
4.375% due 04/20/2016 - 05/20/2030	1,725	1,783
5.000% due 06/20/2032	29	30
5.500% due 10/17/2022	50	55
5.500% due 06/20/2031 (b)	57	1
6.000% due 01/15/2029 - 07/01/2040	59,551	64,896
6.500% due 09/15/2032 - 04/15/2039	63,851	70,166
6.500% due 04/15/2036 (i)	116,818	128,673

7.000% due 03/15/2011 - 10/15/2011	4	4
7.500% due 03/15/2022 - 09/15/2031	113	126
8.000% due 05/15/2016 - 06/20/2031	1,457	1,639
8.500% due 12/15/2021 - 05/15/2030	7	8
9.000% due 03/15/2017 - 11/15/2030	235	276
9.500% due 10/15/2016 - 06/15/2025	20	23
9.750% due 08/15/2017	17	19
10.000% due 10/15/2013 - 11/15/2020	3	4
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	2	2
11.750% due 08/15/2013	1	2
12.000% due 06/20/2015	0	1
13.000% due 10/15/2013	2	3
13.500% due 11/15/2012	3	3
16.000% due 02/15/2012	2	2
Small Business Administration
4.310% due 04/01/2029	28,492	30,143
Vendee Mortgage Trust
6.500% due 05/15/2029	33,057	34,452

Total U.S. Government Agencies (Cost $3,710,503)		3,765,179

U.S. TREASURY OBLIGATIONS 20.8%
U.S. Treasury Bonds
8.750% due 05/15/2020	800	1,197
U.S. Treasury Notes
0.750% due 05/31/2012	8,280	8,307
1.125% due 12/15/2012 (i)	4,475	4,513
1.125% due 06/15/2013	1,344,300	1,350,291
1.375% due 03/15/2013	62,200	63,026
1.375% due 05/15/2013	2,294,400	2,323,257
1.875% due 06/30/2015	130,500	131,081
2.125% due 05/31/2015	60,600	61,675
2.250% due 01/31/2015	1,200	1,230
2.375% due 02/28/2015	11,600	11,961
2.500% due 04/30/2015	8,600	8,910
2.500% due 06/30/2017	145,700	146,451
2.750% due 05/31/2017 (g)	41,000	41,900
3.125% due 04/30/2017	62,600	65,485
3.500% due 05/15/2020 (h)	7,500	7,859

Total U.S. Treasury Obligations (Cost $4,189,480)		4,227,143

MORTGAGE-BACKED SECURITIES 7.7%
Adjustable Rate Mortgage Trust
2.871% due 03/25/2035	11,230	9,887
American Home Mortgage Assets
0.557% due 10/25/2046	27,376	13,870
American Home Mortgage Investment Trust
2.514% due 10/25/2034	30,471	26,065
2.527% due 02/25/2045	9,189	8,291
2.749% due 02/25/2045	28,821	26,319
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	430	438
Banc of America Funding Corp.
2.926% due 05/25/2035	171,686	169,109

Banc of America Large Loan, Inc.
0.560% due 03/15/2022	5,486	5,296
Banc of America Mortgage Securities, Inc.
2.956% due 05/25/2033	229	220
3.179% due 02/25/2035	1,060	931
4.784% due 09/25/2035	15,604	13,140
6.500% due 10/25/2031	3,299	3,320
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	763	722
2.760% due 03/25/2035	9,472	8,784
2.960% due 04/25/2033	4,390	4,265
3.244% due 10/25/2036	3,868	2,497
3.359% due 11/25/2030	64	64
3.398% due 02/25/2033	662	601
3.490% due 08/25/2035	9,809	7,013
3.552% due 01/25/2034	7,163	6,974
3.735% due 10/25/2035	91,627	86,334
3.753% due 08/25/2033	997	880
4.625% due 10/25/2035	40,399	35,655
4.680% due 08/25/2033	5,505	5,363
4.970% due 01/25/2035	3,896	3,414
4.999% due 01/25/2035	25	26
5.328% due 08/25/2035	70,900	64,306
5.441% due 04/25/2033	12,989	12,701
5.676% due 02/25/2033	823	822
Bear Stearns Alt-A Trust
2.728% due 03/25/2035	22,641	15,918
2.759% due 05/25/2035	23,846	18,456
2.919% due 09/25/2034	1,475	1,117
4.539% due 09/25/2035	6,585	4,988
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,473
5.471% due 01/12/2045	4,200	4,354
7.000% due 05/20/2030	1,538	1,618
Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	3,202	3,181
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	12,964	8,195
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	7	7
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	200	204
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	25,578	22,585
3.072% due 03/25/2034	3,456	3,443
5.482% due 03/25/2036	25,723	19,780
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	13,100	12,810
5.961% due 06/10/2046	57,000	60,712
Community Program Loan Trust
4.500% due 10/01/2018	1,723	1,736
Countrywide Alternative Loan Trust
0.527% due 05/25/2047	11,179	5,855
0.627% due 02/25/2037	12,504	6,656
0.747% due 06/25/2036	1,867	878
Countrywide Home Loan Mortgage Pass-Through Trust
0.637% due 04/25/2035	3,745	2,118
3.205% due 02/20/2035	20,117	18,513
3.506% due 11/25/2034	11,766	10,052
5.250% due 02/20/2036	22,747	14,492
5.500% due 04/25/2035	22,496	21,496

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032		1,637	1,364
3.030% due 10/25/2033		301	277
4.183% due 11/15/2037		221	221
4.824% due 06/25/2032		62	51
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039		1,400	1,459
DLJ Acceptance Trust
11.000% due 08/01/2019		45	45
Drexel Burnham Lambert CMO Trust
1.104% due 05/01/2016		1	1
EMF-NL
1.394% due 04/17/2041	EUR	6,098	6,956
1.494% due 04/17/2041		3,000	2,390
1.644% due 07/17/2041		7,300	6,199
First Horizon Alternative Mortgage Securities
2.266% due 06/25/2034		$14,933	12,912
5.357% due 09/25/2035		1,716	1,243
First Horizon Asset Securities, Inc.
2.841% due 07/25/2033		5,417	5,340
3.495% due 07/25/2033		37	37
5.500% due 12/25/2035		4,565	4,249
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		37	37
Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046		5,919	5,367
0.427% due 01/25/2047		6,994	6,535
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	520
5.444% due 03/10/2039		6,800	6,828
6.085% due 07/10/2038		300	314
GS Mortgage Securities Corp. II
0.441% due 03/06/2020		9,801	9,492
0.481% due 03/06/2020		14,900	14,289
GSR Mortgage Loan Trust
2.894% due 07/25/2035		3,342	2,176
2.930% due 09/25/2035		7,335	7,137
2.943% due 09/25/2035		74,267	69,847
2.946% due 11/25/2035		18,963	16,371
6.000% due 03/25/2032		265	265
Harborview Mortgage Loan Trust
2.964% due 07/19/2035		9,998	7,876
Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037		26	26
Imperial Savings Association
6.577% due 02/25/2018		26	26
Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046		977	975
0.557% due 05/25/2046		5,116	2,671
JPMorgan Chase Commercial Mortgage Securities Corp.
0.725% due 07/15/2019		5,889	5,009
5.420% due 01/15/2049		2,285	2,238
5.882% due 02/15/2051		4,400	4,423
5.983% due 06/15/2049		33,900	33,251
JPMorgan Mortgage Trust
3.448% due 07/25/2035		1,949	1,838
3.555% due 04/25/2037		2,220	1,560
4.943% due 08/25/2035		20,877	17,570
5.017% due 02/25/2035		13,161	13,187
5.407% due 11/25/2035		8,110	7,271
5.461% due 02/25/2036		22,530	20,159
JPMorgan Re-REMIC
6.220% due 05/27/2036		14,652	13,765

MASTR Adjustable Rate Mortgages Trust
2.959% due 11/21/2034		11,819	10,263
MASTR Asset Securitization Trust
5.500% due 09/25/2033		14,294	14,726
Mellon Residential Funding Corp.
0.817% due 06/15/2030		14,441	12,489
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	9,017
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036		12,189	9,271
2.469% due 05/25/2033		8,107	8,226
2.800% due 02/25/2035		20,520	20,230
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035		1,932	1,581
4.250% due 10/25/2035		10,698	9,492
Morgan Stanley Capital I
0.410% due 10/15/2020		5,248	4,759
5.809% due 12/12/2049		18,825	19,535
Morgan Stanley Mortgage Loan Trust
5.466% due 01/25/2035		8,018	6,869
Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045		6,200	6,513
Newgate Funding PLC
1.319% due 12/15/2050	EUR	2,500	2,388
Prime Mortgage Trust
0.747% due 02/25/2019		$517	492
0.747% due 02/25/2034		3,768	3,421
Prudential-Bache CMO Trust
8.400% due 03/20/2021		42	42
Resecuritization Mortgage Trust
0.597% due 04/26/2021		28	28
Residential Accredit Loans, Inc.
3.128% due 04/25/2035		14,435	12,359
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		287	286
Residential Funding Mortgage Securities I
5.250% due 01/25/2036		1,400	1,219
Sears Mortgage Securities
12.000% due 02/25/2014		4	5
Sequoia Mortgage Trust
1.005% due 05/20/2034		6,111	4,721
Sovereign Commercial Mortgage Securities Trust
5.842% due 07/22/2030		785	814
Structured Asset Mortgage Investments, Inc.
0.598% due 07/19/2035		5,895	3,787
0.627% due 02/25/2036		6,023	3,330
1.008% due 09/19/2032		4,943	4,213
9.241% due 06/25/2029		442	451
Structured Asset Securities Corp.
0.697% due 08/25/2035		1,342	1,286
2.238% due 07/25/2032		97	66
2.241% due 01/25/2032		126	126
SunTrust Adjustable Rate Mortgage Loan Trust
3.408% due 01/25/2037		7,845	6,117
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046		38,624	37,189
0.463% due 07/25/2036		26,914	26,440
0.467% due 10/25/2046		33,527	32,722
0.473% due 06/25/2037		3,221	3,029
Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020		27,198	23,048
0.440% due 09/15/2021		21,689	19,711
5.509% due 04/15/2047		6,200	5,824
5.572% due 10/15/2048		16,500	17,107

WaMu Mortgage Pass-Through Certificates
0.637% due 10/25/2045	5,156	4,018
0.657% due 01/25/2045	321	244
1.151% due 01/25/2047	8,493	5,121
1.231% due 12/25/2046	39,720	25,422
1.421% due 08/25/2046	217	131
1.621% due 11/25/2042	1,618	1,396
1.821% due 06/25/2042	2,551	2,035
1.821% due 08/25/2042	2,252	1,979
2.784% due 03/25/2034	3,589	3,605
3.109% due 02/27/2034	9,062	8,903
3.109% due 01/25/2047	5,942	3,532
3.359% due 09/25/2046	14,036	9,936
5.029% due 12/25/2035	977	917
5.230% due 01/25/2036	3,236	3,008
Washington Mutual MSC Mortgage Pass-Through Certificates
3.267% due 02/25/2033	61	55
3.363% due 02/25/2033	131	123
Wells Fargo Mortgage-Backed Securities Trust
2.874% due 01/25/2035	4,400	4,229
4.420% due 04/25/2036	4,207	3,566
4.676% due 12/25/2033	3,594	3,628
4.807% due 03/25/2036	26,718	23,581
4.886% due 03/25/2035	1,512	1,438
5.217% due 04/25/2036	818	708
5.364% due 08/25/2035	3,145	3,161
5.462% due 07/25/2036	20,924	16,771

Total Mortgage-Backed Securities (Cost $1,652,815)		1,562,410

ASSET-BACKED SECURITIES 4.6%
ABFS Mortgage Loan Trust
4.928% due 12/15/2033	72	71
Access Group, Inc.
1.616% due 10/27/2025	61,799	63,386
Accredited Mortgage Loan Trust
0.557% due 07/25/2035	2,338	2,318
0.587% due 09/25/2035	1,049	955
ACE Securities Corp.
0.397% due 12/25/2036	1,907	1,728
Ally Auto Receivables Trust
1.320% due 03/15/2012	1,932	1,937
American Express Issuance Trust
0.550% due 09/15/2011	2,900	2,901
Ameriquest Mortgage Securities, Inc.
0.817% due 01/25/2035	1,772	1,668
AMMC CDO
0.722% due 05/03/2018	19,000	17,896
0.774% due 08/08/2017	52,700	50,086
Amortizing Residential Collateral Trust
0.927% due 07/25/2032	744	632
Asset-Backed Funding Certificates
0.407% due 01/25/2037	1,709	1,673
Asset-Backed Securities Corp. Home Equity
0.870% due 06/15/2031	7	6
BA Credit Card Trust
0.930% due 04/15/2013	7,640	7,653
Bank of America Auto Trust
1.700% due 12/15/2011	5,712	5,723
Bayview Financial Acquisition Trust
6.129% due 05/28/2037	2,483	2,487

Bear Stearns Asset-Backed Securities Trust
0.407% due 01/25/2037		1,835	1,674
0.423% due 10/25/2036		2,097	1,928
1.027% due 09/25/2035		3,508	3,292
1.347% due 10/25/2037		25,458	19,728
BNC Mortgage Loan Trust
0.467% due 11/25/2036		4,600	4,258
Callidus Debt Partners Fund Ltd.
0.564% due 04/17/2020		24,890	23,175
Capital Auto Receivables Asset Trust
1.800% due 10/15/2012		1,009	1,016
Carrington Mortgage Loan Trust
0.397% due 01/25/2037		6,664	6,341
0.447% due 06/25/2037		1,129	1,003
0.667% due 10/25/2035		8,843	8,349
Centurion CDO VII Ltd.
0.708% due 01/30/2016		498	476
Chase Funding Mortgage Loan Asset-Backed Certificates
0.987% due 11/25/2031		515	458
Chase Issuance Trust
0.390% due 02/15/2013		1,506	1,505
Citigroup Mortgage Loan Trust, Inc.
0.447% due 10/25/2036		3,471	3,427
Conseco Financial Corp.
6.450% due 06/01/2030		53	53
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037		1,836	1,805
Credit Suisse First Boston Mortgage Securities Corp.
1.047% due 07/25/2032		12	8
Entrust Financial Services, Inc.
1.389% due 10/26/2026		49,800	49,753
Equifirst Mortgage Loan Trust
0.587% due 01/25/2034		1,022	906
Equity One ABS, Inc.
0.907% due 11/25/2032		9,729	8,231
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036		9,028	8,817
0.457% due 09/25/2036		3,376	3,174
0.627% due 10/25/2035		3,344	3,223
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	5,000	4,890
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		$14,156	14,173
1.770% due 06/15/2012		42,846	43,092
1.970% due 05/15/2012		9,111	9,165
2.000% due 12/15/2011		2,608	2,613
Fremont Home Loan Trust
0.407% due 01/25/2037		2,466	2,079
Gallatin Funding Ltd.
0.686% due 08/15/2017		14,000	13,043
GSAMP Trust
0.417% due 12/25/2036		5,794	3,806
0.897% due 03/25/2034		7,958	7,649
Gulf Stream - Sextant CLO Ltd.
0.708% due 08/21/2020		10,000	9,491
HSBC Home Equity Loan Trust
0.498% due 03/20/2036		1,704	1,561
0.618% due 01/20/2035		2,710	2,407
0.638% due 01/20/2034		17,098	15,567
0.698% due 09/20/2033		7,034	6,367

HSI Asset Securitization Corp. Trust
0.397% due 10/25/2036	389	310
0.397% due 12/25/2036	1,687	1,531
JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036	173	172
Landmark CDO Ltd.
0.773% due 01/15/2016	50,524	48,962
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	589	504
Mid-State Trust
4.864% due 07/15/2038	428	413
Morgan Stanley ABS Capital I
0.387% due 10/25/2036	849	839
0.387% due 01/25/2037	3,032	2,948
0.397% due 10/25/2036	85	84
Morgan Stanley IXIS Real Estate Capital Trust
0.397% due 11/25/2036	90	89
Mountain Capital CLO Ltd.
0.851% due 02/15/2016	36,083	34,896
Park Place Securities, Inc.
0.607% due 07/25/2035	3,364	3,335
Primus CLO Ltd.
0.535% due 07/15/2021	163,499	146,502
Race Point CLO
0.986% due 05/15/2015	12,186	11,782
Renaissance Home Equity Loan Trust
0.967% due 03/25/2034	4,305	3,911
1.047% due 08/25/2032	40	30
Residential Asset Mortgage Products, Inc.
0.617% due 09/25/2035	1,956	1,924
0.697% due 03/25/2034	1,580	1,283
Residential Asset Securities Corp.
0.807% due 06/25/2031	3	2
Saxon Asset Securities Trust
0.667% due 09/25/2047	7,400	3,520
Securitized Asset-Backed Receivables LLC Trust
0.407% due 12/25/2036	4,693	1,625
0.477% due 05/25/2037	1,676	1,243
SLM Student Loan Trust
0.356% due 10/25/2016	1,031	1,029
0.356% due 01/25/2019	4,649	4,645
0.566% due 07/25/2013	4,953	4,956
0.616% due 01/25/2015	3,377	3,379
0.816% due 10/25/2017	48,900	49,227
0.996% due 07/25/2013	16,945	16,978
1.816% due 04/25/2023	5,655	5,853
1.846% due 12/15/2017 (c)	63,200	63,200
6.350% due 07/15/2042	29,906	30,133
Soundview Home Equity Loan Trust
0.407% due 11/25/2036	2,038	1,053
Specialty Underwriting & Residential Finance
0.407% due 01/25/2038	3,047	2,628
Structured Asset Securities Corp.
0.397% due 10/25/2036	2,368	2,336
0.637% due 01/25/2033	586	534
4.930% due 01/25/2035	771	684
Summit Lake CLO Ltd.
0.714% due 02/24/2018	22,000	20,751
Vanderbilt Mortgage Finance
7.600% due 06/07/2025	1,516	1,577
Wells Fargo Home Equity Trust
0.437% due 04/25/2037	2,719	2,607

WMC Mortgage Loan Pass-Through Certificates
1.030% due 05/15/2030		151	139

Total Asset-Backed Securities (Cost $929,648)			927,237

SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
0.753% due 10/04/2011		1,000	1,001
8.125% due 01/21/2014		105,700	121,147
Korea Development Bank
0.764% due 11/22/2012		2,200	2,139
Societe Financement de l’Economie Francaise
0.504% due 07/16/2012		6,000	6,032
2.125% due 05/20/2012	EUR	12,500	15,577
2.375% due 03/26/2012		$13,100	13,396
Swedish Housing Finance Corp.
3.125% due 03/23/2012		9,000	9,317

Total Sovereign Issues (Cost $153,882)			168,609

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
Motors Liquidation Co.
5.250% due 03/06/2032		428,000	2,889
Wells Fargo & Co.
7.500% due 12/31/2049		33,630	31,444

Total Convertible Preferred Securities (Cost $23,418)			34,333

PREFERRED STOCKS 0.6%
Citigroup, Inc.
6.150% due 12/15/2012		2,564,997	41,916
DG Funding Trust
1.199% due 12/31/2049		10,254	79,845

Total Preferred Stocks (Cost $153,649)			121,761

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.4%
CERTIFICATES OF DEPOSIT 0.5%
Intesa Sanpaolo
2.375% due 12/21/2012		$104,900	104,065

REPURCHASE AGREEMENTS 0.4%
Banc of America Securities LLC
0.160% due 07/16/2010		17,000	17,000
(Dated 06/16/2010. Collateralized by U.S. Treasury Notes 2.750% due 11/30/2016 valued at $17,725. Repurchase proceeds are $17,000.)
Citigroup Global Markets, Inc.
0.050% due 07/01/2010		44,000	44,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $44,930. Repurchase proceeds are $44,000.)
Morgan Stanley
0.250% due 07/01/2010		15,000	15,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $15,701. Repurchase proceeds are $15,000.)

			76,000

U.S. TREASURY BILLS 0.1%
0.159% due 07/01/2010 - 08/26/2010 (d)(f)(g)(i)		21,350	21,346

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.034% due 07/15/2010 (f)(g)		20,621	20,621

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 16.3%
		329,930,289	3,303,922

Total Short-Term Instruments (Cost $3,526,200)			3,525,954

Total Investments 103.6% (Cost $20,876,228)			$21,016,920
Written Options (k) (0.3%) (Premiums $36,711)			(53,308)
Other Assets and Liabilities (Net) (3.3%)			(675,490)

Net Assets 100.0%			$20,288,122

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	When-Issued security.

(d)	Coupon represents a weighted average yield.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $2,331 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	Securities with an aggregate market value of $33,151 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $9,026 at a weighted average interest rate of 0.050%. On June 30, 2010, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $21,073 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	3,375	$4,417
90-Day Eurodollar September Futures	Long	09/2010	5,189	698
U.S. Treasury 2-Year Note September Futures	Long	09/2010	15,613	14,674

				$19,789

(j)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Hospitality Properties Trust	BOA	(5.000%)	06/20/2016	2.597%	$7,500	$(937)	$(902)	$(35)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixe Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BCLY	3.650%	09/20/2012	4.405%	$2,000	$(28)	$0	$(28)
Ally Financial, Inc.	CITI	3.720%	09/20/2012	4.405%	2,800	(36)	0	(36)
Ally Financial, Inc.	DUB	3.200%	09/20/2012	4.405%	5,500	(129)	0	(129)
Ally Financial, Inc.	GSC	3.200%	09/20/2012	4.405%	4,300	(101)	0	(101)
Ally Financial, Inc.	JPM	3.250%	09/20/2012	4.405%	7,500	(168)	0	(168)
Ally Financial, Inc.	JPM	3.370%	09/20/2012	4.405%	10,000	(199)	0	(199)
Ally Financial, Inc.	JPM	3.670%	09/20/2012	4.405%	13,000	(179)	0	(179)
Ally Financial, Inc.	JPM	3.750%	09/20/2012	4.405%	2,000	(24)	0	(24)
American International Group, Inc.	BCLY	2.100%	03/20/2013	3.156%	12,700	(332)	0	(332)
American International Group, Inc.	DUB	1.400%	06/20/2013	3.223%	16,200	(801)	0	(801)
American International Group, Inc.	GSC	1.380%	06/20/2013	3.223%	20,200	(1,011)	0	(1,011)
American International Group, Inc.	GSC	1.800%	06/20/2013	3.223%	2,000	(77)	0	(77)
American International Group, Inc.	RBS	1.360%	06/20/2013	3.223%	20,300	(1,027)	0	(1,027)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	1.755%	20,000	(459)	0	(459)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	26,800	51	101	(50)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.661%	35,100	67	136	(69)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.661%	21,600	41	84	(43)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	69,300	(99)	(411)	312
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.466%	9,000	(48)	(64)	16
Citigroup, Inc.	BNP	1.000%	03/20/2011	1.235%	1,400	(2)	(7)	5
Citigroup, Inc.	GSC	1.000%	03/20/2011	1.235%	2,900	(4)	(16)	12
Citigroup, Inc.	GSC	1.000%	09/20/2011	1.350%	7,000	(28)	(30)	2
Citigroup, Inc.	JPM	1.000%	03/20/2011	1.235%	22,700	(32)	(139)	107
Citigroup, Inc.	JPM	1.000%	09/20/2011	1.466%	2,800	(15)	(15)	0
Citigroup, Inc.	UBS	1.000%	03/20/2011	1.235%	7,100	(10)	(40)	30
Citigroup, Inc.	UBS	1.000%	09/20/2011	1.466%	2,900	(15)	(21)	6
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	4.142%	1,300	46	0	46
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	4.919%	600	3	(13)	16
Ford Motor Credit Co. LLC	JPM	3.950%	09/20/2012	4.142%	2,000	(6)	0	(6)
Gaz Capital S.A.	MSC	0.860%	11/20/2011	2.216%	38,400	(677)	0	(677)
General Electric Capital Corp.	BCLY	5.000%	09/20/2010	1.694%	6,200	55	209	(154)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.694%	1,200	(2)	(15)	13
General Electric Capital Corp.	BNP	0.780%	03/20/2011	1.721%	6,300	(41)	0	(41)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.972%	2,000	(37)	0	(37)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.757%	6,200	253	328	(75)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.030%	16,600	1,086	0	1,086
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.030%	10,200	777	0	777
General Electric Capital Corp.	DUB	1.000%	09/20/2010	1.694%	1,100	(1)	(12)	11
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.694%	6,300	(29)	(48)	19
General Electric Capital Corp.	DUB	0.800%	06/20/2011	1.761%	32,700	(297)	0	(297)
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.757%	11,300	(101)	(322)	221
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.721%	1,900	(7)	0	(7)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.721%	8,000	380	0	380
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.733%	10,000	330	(500)	830
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.757%	4,800	195	240	(45)
HSBC Finance Corp.	DUB	5.000%	09/20/2010	1.517%	12,000	112	297	(185)
Indonesia Government International Bond	CITI	1.000%	06/20/2011	1.014%	24,720	3	12	(9)
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	1.014%	8,240	1	5	(4)
Indonesia Government International Bond	MSC	1.000%	06/20/2011	1.014%	24,720	3	61	(58)
Indonesia Government International Bond	RBS	1.000%	06/20/2011	1.014%	24,720	3	46	(43)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	1.135%	4,900	14	0	14
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.884%	110,400	610	844	(234)
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.929%	16,600	61	258	(197)
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	34,400	190	284	(94)
Japan Government International Bond	GSC	1.000%	03/20/2015	0.884%	61,300	338	585	(247)
Japan Government International Bond	GSC	1.000%	06/20/2015	0.929%	10,000	36	150	(114)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	7,900	44	94	(50)
Japan Government International Bond	JPM	1.000%	06/20/2015	0.929%	10,000	36	155	(119)
JPMorgan Chase & Co.	DUB	1.000%	03/20/2011	0.579%	25,000	84	143	(59)
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.612%	10,000	21	25	(4)
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%	29,900	64	70	(6)
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.612%	31,100	67	76	(9)
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.612%	7,100	15	18	(3)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.612%	19,600	42	50	(8)
Morgan Stanley	JPM	1.000%	06/20/2011	2.297%	300	(4)	1	(5)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.835%	500	1	0	1
Russia Government International Bond	CITI	1.000%	12/20/2010	1.003%	9,000	3	5	(2)
Russia Government International Bond	DUB	1.000%	12/20/2010	1.003%	10,000	2	11	(9)
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%	40,200	11	43	(32)
Russia Government International Bond	UBS	1.000%	12/20/2010	1.003%	25,100	7	13	(6)
SLM Corp.	BNP	5.050%	03/20/2013	5.488%	6,200	(57)	0	(57)
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	5,000	54	(513)	567
SLM Corp.	BOA	2.860%	12/20/2012	5.399%	100	(6)	(31)	25
SLM Corp.	BOA	4.930%	03/20/2013	5.488%	100	(1)	(27)	26
SLM Corp.	BOA	5.025%	03/20/2013	5.488%	200	(2)	(54)	52
SLM Corp.	DUB	5.000%	09/20/2010	3.006%	1,500	9	(120)	129
South Korea Government Bond	CITI	0.520%	12/20/2010	0.754%	11,000	(11)	0	(11)
South Korea Government Bond	UBS	0.550%	12/20/2010	0.754%	9,000	(7)	0	(7)
State of Illinois General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	3.690%	4,100	(97)	0	(97)
State of Illinois General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	3.690%	27,900	(642)	0	(642)
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.719%	22,300	289	136	153
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.719%	16,700	217	111	106
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	200	2	1	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.719%	44,900	583	264	319
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	67,900	882	356	526

						$239	$2,814	$(2,575)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$27,600	$2,557	$2,760	$(203)
CDX.EM-12 Index	UBS	5.000%	12/20/2014	15,300	1,417	1,522	(105)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	36,300	3,781	4,183	(402)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	1,200	125	137	(12)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	18,700	1,948	2,029	(81)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	5,500	573	687	(114)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	37,300	3,885	4,187	(302)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	37,362	(422)	0	(422)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,666	(97)	0	(97)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,015	(104)	0	(104)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,412	284	0	284
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	38,869	524	0	524
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,437	31	0	31
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	9,548	69	0	69
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,899	104	0	104
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,696	104	0	104

					$14,779	$15,505	$(726)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$920	$1	$919
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	384	0	384
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	36,800	46	65	(19)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		75,700	94	124	(30)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		128,400	620	76	544
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		145,800	705	72	633
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		57,700	215	246	(31)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		242,400	901	490	411
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		56,300	(42)	0	(42)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		34,500	(16)	0	(16)
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		95,100	(36)	(38)	2
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,300	22	26	(4)
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		15,700	33	29	4
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	1,279	(31)	1,310
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	20,749	(391)	21,140
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		23,600	26	0	26
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		36,500	6	(26)	32
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		118,400	176	30	146
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		58,500	87	15	72
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		103,700	95	151	(56)
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		163,400	150	173	(23)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		31,700	72	49	23
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		115,100	(27)	0	(27)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		15,800	56	39	17
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		127,200	608	515	93
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		239,400	1,526	567	959
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		128,300	553	413	140
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		266,400	1,442	10	1,432
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		127,700	974	0	974
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		138,200	1,094	0	1,094
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		17,200	49	0	49
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		33,000	141	(7)	148
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		17,100	88	47	41
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		2,600	23	12	11
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		8,600	79	56	23
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		171,100	1,002	0	1,002
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		2,600	27	17	10
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		$3,800	359	207	152
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		9,300	879	611	268
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		3,300	103	44	59
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		1,100	34	13	21
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		1,100	34	13	21
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		9,700	920	381	539
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		38,000	3,606	1,664	1,942
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		32,500	3,084	1,589	1,495
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	DUB		26,500	2,048	1,325	723
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	JPM		26,900	2,079	1,287	792
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	RBS		18,400	1,423	937	486
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		40,800	2,870	1,895	975
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	MSC		43,600	3,068	2,016	1,052
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		132,500	9,322	7,821	1,501
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	129,000	2,243	0	2,243

							$66,193	$22,533	$43,660

(k)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$244,500	$788	$5,716
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	64,600	213	2
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	179,900	989	2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	43,000	384	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	104,400	726	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	54,700	198	1,279
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	54,700	416	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	318,900	1,851	7,456
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	2,500	25	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	36,800	167	949
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	36,800	175	4
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	17,700	139	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	222,600	1,291	5,204
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	13,600	93	546
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	13,600	80	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	445,700	1,070	11,495
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	445,700	3,944	50
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	143,500	427	3,355
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	143,500	621	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	113,000	1,193	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	54,100	370	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	60,200	609	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	90,200	704	3,624
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	90,200	460	3
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	94,000	896	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	72,800	488	1,878
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	72,800	582	8
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	206,600	847	4,830
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	206,600	971	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	28,000	243	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	670,600	4,770	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	634,700	6,221	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	130,600	1,014	46

							$32,965	$46,451

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.800%	09/15/2010	EUR	221,800	$732	$102
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.400%	09/15/2010		221,800	1,113	3,123

							$1,845	$3,225

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$160,700	$1,391	$3,608

Inflation Cap

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/14/2010	$60,000	$240	$14

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	12/14/2010	$60,000	$270	$10

(l)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	6.000%	07/01/2040	$16,000	$ 17,388	$17,355

(m)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	10,968	07/2010	JPM	$0	$(318)	$(318)
Buy	BRL	133,962	08/2010	HSBC	159	0	159
Buy	CAD	1,218	07/2010	RBS	0	(54)	(54)
Buy		5,720	07/2010	UBS	0	(314)	(314)
Sell		3,000	07/2010	UBS	165	0	165
Sell	CHF	44,094	09/2010	CITI	0	(1,756)	(1,756)
Buy	CNY	17,801	08/2010	BCLY	0	(57)	(57)
Buy		22,436	08/2010	DUB	0	(69)	(69)
Buy		39,139	08/2010	HSBC	2	(46)	(44)
Buy		219,584	08/2010	JPM	6	(297)	(291)
Buy		50,740	08/2010	MSC	1	(24)	(23)
Buy		14,819	11/2010	BCLY	0	(45)	(45)
Buy		24,020	11/2010	CITI	0	(74)	(74)
Buy		61,954	11/2010	DUB	0	(201)	(201)
Buy		24,417	11/2010	MSC	0	(84)	(84)
Buy		147,904	04/2011	BCLY	0	(310)	(310)
Buy		65,940	04/2011	CSFB	0	(142)	(142)
Buy		57,423	04/2011	HSBC	0	(126)	(126)
Buy		32,949	04/2011	JPM	0	(74)	(74)
Buy		6,327	04/2011	MSC	0	(13)	(13)
Buy	EUR	4,401	07/2010	BCLY	0	(29)	(29)
Sell		192,050	07/2010	BNP	20,219	0	20,219
Buy		4,016	07/2010	CITI	3	(27)	(24)
Sell		11,302	07/2010	CITI	62	0	62
Sell		12,022	07/2010	CSFB	0	(181)	(181)
Sell		5,219	07/2010	DUB	15	0	15
Buy		1,863	07/2010	RBS	0	(2)	(2)
Sell		10,527	07/2010	RBS	66	0	66
Sell		7,440	08/2010	CITI	84	0	84
Sell	GBP	31,416	09/2010	BOA	0	(377)	(377)
Buy	IDR	15,661,800	10/2010	BOA	161	0	161
Buy		110,404,837	10/2010	CITI	1,060	0	1,060
Buy		15,661,800	10/2010	RBS	161	0	161
Buy		32,183,892	10/2010	UBS	255	0	255
Buy		9,479,810	11/2010	BCLY	52	0	52
Buy		9,340,800	11/2010	CITI	47	0	47
Buy		4,304,040	11/2010	DUB	12	0	12
Buy		8,700,050	11/2010	HSBC	31	0	31
Sell	JPY	11,536,571	07/2010	BOA	0	(4,493)	(4,493)
Buy	KRW	2,309,775	07/2010	BCLY	4	(39)	(36)
Buy		1,479,570	07/2010	CITI	0	(22)	(22)
Buy		1,606,708	07/2010	DUB	0	(40)	(40)
Sell		4,255,705	07/2010	HSBC	0	(40)	(40)
Buy		1,334,752	07/2010	MSC	0	(37)	(37)
Sell		3,148,910	07/2010	MSC	0	(35)	(35)
Buy		673,810	07/2010	RBS	0	(4)	(4)
Buy		12,293,433	08/2010	BCLY	0	(274)	(274)
Buy		3,194,878	08/2010	MSC	0	(104)	(104)
Buy		3,084,983	11/2010	BCLY	0	(110)	(110)
Sell		1,499,775	11/2010	BCLY	18	(4)	15
Buy		2,098,638	11/2010	BOA	0	(65)	(65)
Buy		9,289,706	11/2010	CITI	0	(404)	(404)
Sell		16,958,170	11/2010	CITI	23	(108)	(85)
Buy		1,639,266	11/2010	DUB	0	(73)	(73)
Buy		856,290	11/2010	GSC	0	(31)	(31)
Buy		11,344,188	11/2010	JPM	0	(685)	(685)
Sell		6,265,150	11/2010	JPM	0	(43)	(43)
Buy		3,738,482	11/2010	MSC	0	(206)	(206)
Sell		673,810	11/2010	RBS	4	0	4
Buy	MXN	23,480	09/2010	HSBC	0	(95)	(95)
Buy		23,935	09/2010	MSC	0	(95)	(95)
Buy		105,015	09/2010	UBS	0	(80)	(80)
Buy	MYR	29,758	10/2010	BCLY	388	0	388
Buy		3,499	10/2010	BOA	56	0	56
Buy		29,143	10/2010	CITI	285	0	285
Buy		15,133	10/2010	DUB	24	(3)	21
Buy	PHP	11,152	11/2010	BCLY	0	(3)	(3)
Buy		35,997	11/2010	CITI	0	(11)	(11)
Buy		10,660	11/2010	DUB	0	(2)	(2)
Buy	SGD	2,447	09/2010	BCLY	2	0	2
Buy		1,819	09/2010	CITI	8	0	8
Sell		5,831	09/2010	DUB	2	0	2
Buy		1,566	09/2010	GSC	7	0	7
Buy	TWD	83,640	10/2010	BCLY	0	(80)	(80)
Buy		18,717	10/2010	CITI	0	(10)	(10)
Buy		65,606	10/2010	DUB	0	(61)	(61)
Buy		44,041	01/2011	DUB	0	(28)	(28)
Buy		26,965	01/2011	JPM	0	(3)	(3)
Buy		41,507	01/2011	MSC	0	(11)	(11)
Buy		22,480	01/2011	UBS	0	0	0

					$23,382	$(11,919)	$11,463

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$41,576	$0	$41,576
Corporate Bonds & Notes	0	6,467,813	14,574	6,482,387
Convertible Bonds & Notes	0	44,679	0	44,679
Municipal Bonds & Notes	0	115,652	0	115,652
U.S. Government Agencies	0	3,762,052	3,127	3,765,179
U.S. Treasury Obligations	0	4,227,143	0	4,227,143
Mortgage-Backed Securities	0	1,562,373	37	1,562,410
Asset-Backed Securities	63,200	437,224	426,813	927,237
Sovereign Issues	0	168,609	0	168,609
Convertible Preferred Securities	31,444	2,889	0	34,333
Preferred Stocks	0	41,916	79,845	121,761
Short-Term Instruments	3,303,922	222,032	0	3,525,954

Investments, at value	$3,398,566	$17,093,958	$524,396	$21,016,920
Short Sales, at value	$0	$(17,355)	$0	$(17,355)
Financial Derivative Instruments (3)	$19,792	$1,725	$(3,249)	$18,268

Totals	$3,418,358	$17,078,328	$521,147	$21,017,833

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$27,874	$0	$0	$0	$799	$0	$(14,099)	$14,574	$773
U.S. Government Agencies	3,162	(46)	0	0	11	0	0	3,127	6
Mortgage-Backed Securities	9,681	(8)	25	0	(1,073)	0	(8,588)	37	0
Asset-Backed Securities	326,877	92,205	916	786	6,029	0	0	426,813	5,903
Preferred Stocks	131,009	(2,223)	0	0	(7,025)	0	(41,916)	79,845	(3,725)

Investments, at value	$498,603	$89,928	$941	$786	$(1,259)	$0	$(64,603)	$524,396	$2,957
Financial Derivative Instruments (3)	$(254)	$(1,845)	$0	$191	$(1,341)	$0	$0	$(3,249)	$(1,289)

Totals	$498,349	$88,083	$941	$977	$(2,600)	$0	$(64,603)	$521,147	$1,668

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Low Duration Fund II

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 13.8%
BANKING & FINANCE 12.6%
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	$4,600	$4,635
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	400	439
Ally Financial, Inc.
2.200% due 12/19/2012	400	411
American Express Credit Corp.
0.526% due 12/02/2010	4,100	4,100
American Express Travel Related Services Co., Inc.
0.554% due 06/01/2011	500	495
American International Group, Inc.
0.414% due 10/18/2011	100	94
4.950% due 03/20/2012	100	100
8.250% due 08/15/2018	400	407
Bank of America Corp.
0.536% due 08/15/2011	1,600	1,581
0.766% due 08/15/2016	200	176
Bear Stearns Cos. LLC
6.950% due 08/10/2012	1,000	1,098
CIT Group, Inc.
7.000% due 05/01/2013	7	7
7.000% due 05/01/2014	10	10
7.000% due 05/01/2015	10	10
7.000% due 05/01/2016	18	16
7.000% due 05/01/2017	25	22
Citibank N.A.
1.875% due 05/07/2012	2,800	2,860
1.875% due 06/04/2012	500	510
Citigroup Funding, Inc.
1.875% due 10/22/2012	700	715
2.250% due 12/10/2012	1,900	1,957
Citigroup, Inc.
2.125% due 04/30/2012	3,900	3,998
5.500% due 04/11/2013	1,400	1,457
5.625% due 08/27/2012	300	309
General Electric Capital Corp.
2.000% due 09/28/2012	1,700	1,742
2.125% due 12/21/2012	300	309
2.625% due 12/28/2012	600	624
3.000% due 12/09/2011	3,300	3,411
Goldman Sachs Group, Inc.
3.250% due 06/15/2012	2,100	2,200
HSBC Finance Corp.
0.584% due 08/09/2011	2,700	2,676
JPMorgan Chase & Co.
2.200% due 06/15/2012	600	617
JPMorgan Chase Bank N.A.
0.866% due 06/13/2016	700	660
Merrill Lynch & Co., Inc.
0.544% due 11/01/2011	4,000	3,933
0.768% due 06/05/2012	2,800	2,721
Metropolitan Life Global Funding I
0.698% due 07/13/2011	3,000	2,998
5.125% due 04/10/2013	2,400	2,598
Morgan Stanley
2.930% due 05/14/2013	500	502
3.250% due 12/01/2011	700	726
National City Bank
0.908% due 06/07/2017	2,200	1,972
Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,413

Principal Life Income Funding Trusts
0.596% due 11/15/2010	200	200
5.300% due 04/24/2013	300	325
Regions Financial Corp.
0.707% due 06/26/2012	2,800	2,636
7.750% due 11/10/2014	200	211
SunTrust Bank
6.375% due 04/01/2011	1,500	1,547
Wachovia Corp.
5.500% due 05/01/2013	200	217
Wells Fargo & Co.
7.980% due 03/29/2049	10,800	11,178

		71,823

INDUSTRIALS 0.6%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	2,900	2,944
PACCAR, Inc.
6.875% due 02/15/2014	100	116
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	600	646

		3,706

UTILITIES 0.6%
Verizon Wireless Capital LLC
3.065% due 05/20/2011	800	818
5.250% due 02/01/2012	2,700	2,863

		3,681

Total Corporate Bonds & Notes (Cost $73,593)		79,210

CONVERTIBLE BONDS & NOTES 0.1%
National City Corp.
4.000% due 02/01/2011	400	405

Total Convertible Bonds & Notes (Cost $402)		405

MUNICIPAL BONDS & NOTES 0.6%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	1,900	1,907
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	1,200	1,214
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $3,200)		3,221

U.S. GOVERNMENT AGENCIES 50.8%
Fannie Mae
0.697% due 07/25/2037	3,077	3,070
0.797% due 10/25/2030	115	115
1.087% due 03/25/2040	4,990	5,003
1.125% due 07/30/2012	101,200	101,943
1.621% due 07/01/2042	280	282
1.671% due 09/01/2041	706	714
1.750% due 05/07/2013 (e)	3,100	3,160
1.821% due 08/01/2030	135	137
2.500% due 01/01/2024	120	125
2.614% due 01/01/2035	456	471
2.713% due 12/01/2034	1,402	1,464
2.817% due 11/01/2034	1,565	1,636
2.947% due 06/01/2035	3,031	3,189

3.387% due 07/01/2035	314	328
4.408% due 09/01/2028	172	177
4.500% due 07/01/2040 - 09/01/2040	17,000	17,541
5.500% due 08/01/2025 - 07/01/2040	10,232	11,010
5.700% due 08/01/2018	1,000	1,139
6.000% due 11/01/2016 - 10/01/2039	94,131	102,462
6.250% due 02/01/2011	2,100	2,171
6.500% due 09/01/2012 - 12/25/2042	12,323	13,502
8.000% due 11/25/2023	145	163
9.250% due 10/25/2018	4	4
10.500% due 05/01/2012	18	19
FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	1,300	1,285
Federal Home Loan Bank
0.875% due 08/22/2012	200	200
1.125% due 05/18/2012	300	302
Federal Housing Administration
7.430% due 07/01/2024	850	852
Freddie Mac
0.500% due 07/15/2019 - 08/15/2019	1,482	1,477
0.700% due 12/15/2030	274	274
0.750% due 06/15/2018	108	107
1.125% due 06/01/2011 - 07/27/2012	6,100	6,143
1.621% due 10/25/2044 - 02/25/2045	1,683	1,706
2.125% due 03/23/2012	200	205
3.340% due 07/01/2023	78	80
4.259% due 07/01/2035	490	508
5.000% due 02/15/2020 - 05/15/2027	371	381
6.000% due 02/01/2016 - 08/01/2040	1,142	1,236
6.500% due 07/25/2043	1,263	1,401
8.500% due 06/01/2025	7	8
Ginnie Mae
0.848% due 09/20/2030	35	35
3.125% due 10/20/2025	316	323
3.625% due 07/20/2023 - 07/20/2030	582	599
4.375% due 04/20/2022 - 05/20/2027	652	674
6.500% due 04/15/2036	1,415	1,559
7.000% due 11/15/2022	92	104
7.500% due 02/15/2022 - 03/15/2024	158	179
7.750% due 01/17/2030	19	22
8.000% due 03/15/2023 - 05/15/2024	34	40
9.000% due 07/20/2016 - 08/15/2030	83	95
Small Business Administration
4.310% due 04/01/2029	1,024	1,084

Total U.S. Government Agencies (Cost $286,243)		290,704

U.S. TREASURY OBLIGATIONS 14.2%
U.S. Treasury Notes
1.125% due 06/15/2013	9,800	9,844
1.375% due 03/15/2013	1,700	1,723
1.375% due 05/15/2013 (e)	51,000	51,641
1.875% due 06/30/2015	1,000	1,005
2.250% due 01/31/2015	200	205
2.375% due 02/28/2015	1,300	1,340
3.125% due 04/30/2017	14,800	15,482

Total U.S. Treasury Obligations (Cost $79,903)		81,240

MORTGAGE-BACKED SECURITIES 8.2%
American Home Mortgage Investment Trust
2.514% due 10/25/2034	1,319	1,128
2.527% due 02/25/2045	406	366
Banc of America Funding Corp.
2.926% due 05/25/2035	3,297	3,248
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	1,487	1,422
2.934% due 03/25/2035	334	308
3.398% due 02/25/2033	37	34
3.552% due 01/25/2034	265	258
5.382% due 02/25/2036	245	207
5.441% due 04/25/2033	622	608
5.676% due 02/25/2033	41	41
Bear Stearns Alt-A Trust
2.759% due 05/25/2035	962	744
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	98
5.471% due 01/12/2045	200	207
Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	97	96
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	423	373
3.157% due 08/25/2035	488	423
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	587
Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	639	588
3.506% due 11/25/2034	352	301
4.113% due 11/19/2033	295	291
5.250% due 02/20/2036	965	615
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	99	82
4.824% due 06/25/2032	3	2
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	100	104
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	24	24
First Horizon Alternative Mortgage Securities
2.266% due 06/25/2034	630	545
GMAC Commercial Mortgage Securities, Inc.
6.893% due 09/15/2035	3,842	3,858
Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	202	183
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	104
5.444% due 03/10/2039	300	301
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	635	615
4.295% due 01/10/2040	8,952	9,194

GSR Mortgage Loan Trust
2.576% due 06/25/2034	587	538
2.943% due 09/25/2035	2,806	2,639
Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	1	1
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	98
5.882% due 02/15/2051	200	201
JPMorgan Mortgage Trust
5.017% due 02/25/2035	74	74
MASTR Adjustable Rate Mortgages Trust
2.959% due 11/21/2034	3,100	2,692
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	384
Merrill Lynch Mortgage Investors, Inc.
2.800% due 02/25/2035	919	906
Morgan Stanley Capital I
0.410% due 10/15/2020	164	149
5.809% due 12/12/2049	100	104
Prime Mortgage Trust
0.747% due 02/25/2019	24	23
0.747% due 02/25/2034	191	173
Structured Asset Mortgage Investments, Inc.
0.477% due 03/25/2037	709	383
0.598% due 07/19/2035	329	297
1.008% due 09/19/2032	274	233
9.241% due 06/25/2029	274	280
Structured Asset Securities Corp.
2.238% due 07/25/2032	5	4
3.051% due 10/25/2035	211	166
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	1,143	1,100
Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	674	571
0.440% due 09/15/2021	378	343
WaMu Mortgage Pass-Through Certificates
0.617% due 12/25/2045	303	233
0.637% due 10/25/2045	203	158
1.151% due 01/25/2047	261	158
1.621% due 11/25/2042	53	46
1.821% due 06/25/2042	103	83
2.727% due 03/25/2035	6,325	5,486
3.109% due 02/27/2034	730	717
Wells Fargo Mortgage-Backed Securities Trust
4.886% due 01/25/2035	2,070	2,016

Total Mortgage-Backed Securities (Cost $48,948)		47,211

ASSET-BACKED SECURITIES 5.4%
Ally Auto Receivables Trust
1.320% due 03/15/2012	351	352
Amortizing Residential Collateral Trust
0.927% due 07/25/2032	43	37
Asset-Backed Funding Certificates
0.407% due 01/25/2037	62	61
0.827% due 06/25/2035	741	730
Asset-Backed Securities Corp. Home Equity
0.622% due 09/25/2034	151	130
0.767% due 05/25/2035	13,402	13,221
2.000% due 03/15/2032	434	321
BA Credit Card Trust
0.930% due 04/15/2013	400	401

Bear Stearns Asset-Backed Securities Trust
0.407% due 01/25/2037	367	335
1.347% due 10/25/2037	831	644
Carrington Mortgage Loan Trust
0.397% due 01/25/2037	380	361
Chase Issuance Trust
2.037% due 09/15/2015	2,700	2,801
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	175	172
0.397% due 07/25/2037	943	917
0.397% due 06/25/2047	539	520
0.527% due 09/25/2036	1,636	1,249
0.827% due 12/25/2031	130	62
Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036	97	87
Daimler Chrysler Auto Trust
1.830% due 09/10/2012	288	290
Fremont Home Loan Trust
0.407% due 01/25/2037	91	77
GSAMP Trust
0.417% due 12/25/2036	183	120
HSBC Asset Loan Obligation
0.407% due 12/25/2036	731	613
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036	501	466
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	19	16
MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036	31	30
Morgan Stanley ABS Capital I
0.397% due 11/25/2036	62	61
Park Place Securities, Inc.
0.660% due 10/25/2034	301	290
Securitized Asset-Backed Receivables LLC Trust
0.407% due 12/25/2036	133	46
SLM Student Loan Trust
0.306% due 10/27/2014	159	159
0.616% due 01/25/2015	106	106
1.816% due 04/25/2023	2,386	2,469
1.846% due 12/15/2017 (a)	1,800	1,800
Structured Asset Securities Corp.
0.637% due 01/25/2033	37	34
Vanderbilt Mortgage Finance
1.001% due 05/07/2026	2,333	2,154

Total Asset-Backed Securities (Cost $32,078)		31,132

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049	500	468

Total Convertible Preferred Securities (Cost $360)		468

PREFERRED STOCKS 0.7%
DG Funding Trust
1.199% due 12/31/2049	510	3,971

Total Preferred Stocks (Cost $5,100)		3,971

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.2%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$1,519	1,519

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,554. Repurchase proceeds are $1,519.)
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.066% due 07/15/2010 (c)(d)	170	170

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 12.9%
	7,354,480	73,648

Total Short-Term Instruments (Cost $75,326)		75,337

Total Investments 107.1% (Cost $605,153)		$612,899
Written Options (g) (0.0%) (Premiums $584)		(363)
Other Assets and Liabilities (Net) (7.1%)		(40,478)

Net Assets 100.0%		$572,058

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $110 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(d)	Securities with an aggregate market value of $60 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.

(e)	Securities with an aggregate market value of $962 and cash of $100 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	85	$194
90-Day Eurodollar September Futures	Long	09/2010	123	10
U.S. Treasury 2-Year Note September Futures	Long	09/2010	813	750

				$954

(f)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	3.156%	$300	$(8)	$0	$(8)
American International Group, Inc.	GSC	1.380%	06/20/2013	3.223%	500	(25)	0	(25)
American International Group, Inc.	RBS	1.360%	06/20/2013	3.223%	500	(25)	0	(25)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	3,800	(5)	(23)	18
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.466%	200	(1)	(1)	0
Citigroup, Inc.	JPM	1.000%	03/20/2011	1.235%	700	(1)	(4)	3
Citigroup, Inc.	JPM	1.000%	09/20/2011	1.466%	400	(2)	(2)	0
Citigroup, Inc.	UBS	1.000%	09/20/2011	1.466%	100	(1)	(1)	0
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.030%	300	20	0	20
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.030%	300	23	0	23
General Electric Capital Corp.	CITI	4.850%	12/20/2013	2.030%	400	37	0	37
General Electric Capital Corp.	DUB	4.230%	12/20/2013	2.030%	300	22	0	22
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.030%	400	36	0	36
Illinois State General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	3.690%	300	(7)	0	(7)
Illinois State General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	3.690%	700	(16)	0	(16)
Morgan Stanley	BOA	1.000%	06/20/2011	2.297%	100	(2)	0	(2)
Morgan Stanley	JPM	1.000%	06/20/2011	2.297%	200	(2)	1	(3)

						$43	$(30)	$73

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS	$700	$49	$41	$8

(g)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$500	$4	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	6,000	42	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	8,600	47	222
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	8,600	49	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	6,000	20	140
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	6,000	33	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	8	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,000	39	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	3,000	29	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	1,000	8	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	39,000	283	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	2,700	22	0

							$584	$363

(h)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$14,000	$15,115	$15,186
Fannie Mae	6.000%	08/01/2040	1,000	1,082	1,082

				$16,197	$16,268

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$79,210	$0	$79,210
Convertible Bonds & Notes	0	405	0	405
Municipal Bonds & Notes	0	3,221	0	3,221
U.S. Government Agencies	0	289,852	852	290,704
U.S. Treasury Obligations	0	81,240	0	81,240
Mortgage-Backed Securities	0	47,211	0	47,211
Asset-Backed Securities	1,800	29,332	0	31,132
Convertible Preferred Securities	468	0	0	468
Preferred Stocks	0	0	3,971	3,971
Short-Term Instruments	73,648	1,689	0	75,337

Investments, at value	$75,916	$532,160	$4,823	$612,899
Short Sales, at value	$0	$(16,268)	$0	$(16,268)
Financial Derivative Instruments (3)	$954	$(282)	$0	$672

Totals	$76,870	$515,610	$4,823	$597,303

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
U.S. Government Agencies	$36,555	$(35,651)	$0	$0	$(52)	$0	$0	$852	$3
Preferred Stocks	4,156	0	0	0	(185)	0	0	3,971	(185)

Investments, at value	$40,711	$(35,651)	$0	$0	$(237)	$0	$0	$4,823	$(182)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Fund III

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 28.2%
BANKING & FINANCE 24.1%
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		$1,500	$1,511
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	220
Ally Financial, Inc.
5.375% due 06/06/2011		1,000	1,003
7.500% due 12/31/2013		100	101
American Express Travel Related Services Co., Inc.
0.554% due 06/01/2011		200	198
American General Finance Corp.
0.787% due 12/15/2011		1,700	1,525
5.625% due 08/17/2011		700	678
Banco Santander Chile
2.875% due 11/13/2012		800	795
Bank of America Corp.
0.766% due 08/15/2016		100	88
2.100% due 04/30/2012		2,200	2,254
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		400	417
Barclays Bank PLC
5.000% due 09/22/2016		400	411
CIT Group, Inc.
7.000% due 05/01/2013		35	34
7.000% due 05/01/2014		52	50
7.000% due 05/01/2015		252	234
7.000% due 05/01/2016		88	80
7.000% due 05/01/2017		123	111
Citibank N.A.
1.875% due 05/07/2012		400	409
1.875% due 06/04/2012		100	102
Citigroup Capital XXI
8.300% due 12/21/2057		800	783
Citigroup Funding, Inc.
1.875% due 10/22/2012		200	204
2.250% due 12/10/2012		400	412
Citigroup, Inc.
2.125% due 04/30/2012		300	308
2.875% due 12/09/2011		600	619
5.500% due 04/11/2013		700	728
5.625% due 08/27/2012		200	206
8.500% due 05/22/2019		100	119
Commonwealth Bank of Australia
0.714% due 07/12/2013		1,300	1,296
Danske Bank A/S
2.500% due 05/10/2012		500	512
Dexia Credit Local
0.808% due 04/29/2014		600	600
FIH Erhvervsbank A/S
0.907% due 06/13/2013		2,300	2,298
Ford Motor Credit Co. LLC
3.048% due 01/13/2012		800	778
7.500% due 08/01/2012		2,700	2,763
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	251
General Electric Capital Corp.
2.000% due 09/28/2012		$800	820
2.125% due 12/21/2012		100	103
2.625% due 12/28/2012		200	208
3.000% due 12/09/2011		3,500	3,617
Goldman Sachs Group, Inc.
1.004% due 01/30/2017	EUR	700	734
5.300% due 02/14/2012		$700	729

ING Bank NV
3.900% due 03/19/2014	300	322
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	200	40
5.625% due 01/24/2013 (a)	300	62
Merrill Lynch & Co., Inc.
0.516% due 07/25/2011	300	297
0.544% due 11/01/2011	700	688
0.768% due 06/05/2012	700	680
Metropolitan Life Global Funding I
0.698% due 07/13/2011	1,200	1,199
Morgan Stanley
3.250% due 12/01/2011	1,200	1,244
National Australia Bank Ltd.
2.550% due 01/13/2012	800	816
Pacific Life Global Funding
5.150% due 04/15/2013	1,200	1,259
Principal Life Income Funding Trusts
0.596% due 11/15/2010	100	100
Regions Bank
3.250% due 12/09/2011	900	933
Royal Bank of Scotland Group PLC
0.580% due 10/14/2016	100	78
0.823% due 04/08/2011	1,000	999
1.450% due 10/20/2011	1,500	1,503
6.375% due 02/01/2011	200	202
6.990% due 10/29/2049	700	459
SLM Corp.
0.476% due 07/26/2010	100	100
0.737% due 03/15/2011	500	489
SunTrust Bank
6.375% due 04/01/2011	500	516
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,100	1,191
Wells Fargo & Co.
7.980% due 03/29/2049	4,100	4,244
Westpac Banking Corp.
2.250% due 11/19/2012	1,300	1,312
3.250% due 12/16/2011	700	720

		47,762

INDUSTRIALS 2.9%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	500	508
Daimler Finance North America LLC
7.300% due 01/15/2012	1,900	2,049
El Paso Corp.
7.875% due 06/15/2012	200	211
Gaz Capital S.A. for Gazprom
7.510% due 07/31/2013	500	536
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	800	898
PACCAR, Inc.
6.875% due 02/15/2014	700	812
Shell International Finance BV
3.100% due 06/28/2015	800	814

		5,828

UTILITIES 1.2%
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	1,100	1,150

Verizon Wireless Capital LLC
3.065% due 05/20/2011	100	102
5.250% due 02/01/2012	1,000	1,061

		2,313

Total Corporate Bonds & Notes (Cost $54,961)		55,903

CONVERTIBLE BONDS & NOTES 0.6%
National City Corp.
4.000% due 02/01/2011	200	203
Transocean, Inc.
1.500% due 12/15/2037	1,000	892

Total Convertible Bonds & Notes (Cost $1,130)		1,095

MUNICIPAL BONDS & NOTES 0.8%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	1,100	1,104
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	400	405
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $1,600)		1,609

U.S. GOVERNMENT AGENCIES 15.7%
Fannie Mae
0.447% due 01/25/2021	413	409
0.547% due 10/27/2037	1,900	1,897
0.697% due 07/25/2037 - 09/25/2042	1,246	1,240
0.747% due 05/25/2031	134	134
1.087% due 03/25/2040	1,693	1,697
1.621% due 07/01/2042	52	52
1.671% due 09/01/2041	128	130
1.750% due 05/07/2013	1,300	1,325
1.821% due 09/01/2040	20	21
2.370% due 05/01/2035	71	73
2.385% due 11/01/2035	52	53
2.550% due 03/01/2035	11	11
2.657% due 11/01/2034	42	43
3.187% due 11/01/2035	125	130
3.387% due 07/01/2035	57	60
3.580% due 08/01/2029	173	179
4.403% due 08/01/2035	360	375
4.500% due 07/01/2040 - 09/01/2040	2,000	2,066
5.000% due 03/25/2017	173	178
5.500% due 08/01/2025 - 02/01/2035	7,534	8,116
5.802% due 02/01/2031	46	47
6.000% due 03/01/2017 - 08/01/2040	1,205	1,305
6.250% due 02/01/2011 (e)	900	931
6.500% due 07/01/2040 - 12/25/2042	4,015	4,399
Freddie Mac
0.387% due 12/25/2036	289	287
0.500% due 07/15/2019 - 08/15/2019	538	537
0.700% due 12/15/2030	37	36
0.750% due 06/15/2018	31	30

0.800% due 11/15/2030	10	10
1.125% due 06/01/2011 (e)	2,300	2,315
1.621% due 02/25/2045	96	97
3.110% due 06/01/2035	255	266
4.259% due 07/01/2035	105	109
4.311% due 08/01/2035	268	277
5.000% due 07/15/2024	11	11
5.500% due 07/01/2040	1,000	1,073
6.000% due 03/01/2016 - 08/01/2016	48	52
6.500% due 07/25/2043	155	172
Ginnie Mae
3.000% due 02/20/2032	33	33
4.375% due 06/20/2027 - 05/20/2030	70	72
6.500% due 04/15/2036	650	716
8.500% due 10/20/2026	11	13

Total U.S. Government Agencies (Cost $30,531)		30,977

U.S. TREASURY OBLIGATIONS 23.0%
U.S. Treasury Notes
0.750% due 05/31/2012	2,600	2,608
1.125% due 06/15/2013	3,400	3,415
1.375% due 03/15/2013 (e)	600	608
1.375% due 05/15/2013	13,700	13,872
1.875% due 06/30/2015	1,200	1,205
2.125% due 05/31/2015	100	102
2.500% due 04/30/2015	12,200	12,640
2.750% due 05/31/2017	900	920
3.125% due 04/30/2017	9,800	10,252

Total U.S. Treasury Obligations (Cost $44,644)		45,622

MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust
2.514% due 10/25/2034	238	204
2.527% due 02/25/2045	51	46
Banc of America Funding Corp.
2.926% due 05/25/2035	1,466	1,443
Bear Stearns Adjustable Rate Mortgage Trust
3.398% due 02/25/2033	4	3
3.490% due 08/25/2035	126	90
3.552% due 01/25/2034	41	40
5.441% due 04/25/2033	76	75
5.676% due 02/25/2033	4	4
Bear Stearns Alt-A Trust
2.759% due 05/25/2035	172	133
4.539% due 09/25/2035	42	32
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	98
5.471% due 01/12/2045	300	311
Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	32	32
Citigroup Mortgage Loan Trust, Inc.
0.417% due 01/25/2037	169	150
2.820% due 12/25/2035	79	70
4.700% due 12/25/2035	53	48
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	400	391
Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	236	217
3.506% due 11/25/2034	135	116
5.250% due 02/20/2036	152	97

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	100	104
GMAC Mortgage Corp. Loan Trust
3.640% due 11/19/2035	75	65
Greenpoint Mortgage Funding Trust
0.427% due 01/25/2047	60	56
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	104
5.444% due 03/10/2039	300	301
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	242	234
GSR Mortgage Loan Trust
2.576% due 06/25/2034	84	76
2.943% due 09/25/2035	421	396
5.209% due 11/25/2035	813	765
JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051	300	302
JPMorgan Mortgage Trust
5.750% due 01/25/2036	213	187
Mellon Residential Funding Corp.
0.790% due 12/15/2030	457	428
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	300	288
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	32	26
Morgan Stanley Capital I
0.410% due 10/15/2020	66	60
5.809% due 12/12/2049	100	104
Prime Mortgage Trust
0.747% due 02/25/2019	6	6
0.747% due 02/25/2034	21	19
Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035	130	68
2.744% due 02/25/2034	172	161
2.771% due 08/25/2034	238	229
Structured Asset Mortgage Investments, Inc.
0.477% due 03/25/2037	258	139
0.598% due 07/19/2035	100	84
0.627% due 02/25/2036	57	32
Structured Asset Securities Corp.
2.241% due 01/25/2032	3	4
3.051% due 10/25/2035	79	62
Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	300	254
0.440% due 09/15/2021	108	98
WaMu Mortgage Pass-Through Certificates
0.617% due 12/25/2045	55	42
0.637% due 10/25/2045	29	23
0.745% due 11/25/2034	182	126
1.151% due 01/25/2047	65	39
1.706% due 05/25/2041	17	16
1.821% due 06/25/2042	50	40
3.359% due 09/25/2046	124	88
Washington Mutual MSC Mortgage Pass-Through Certificates
3.267% due 02/25/2033	11	10
Wells Fargo Mortgage-Backed Securities Trust
4.601% due 01/25/2034	2,849	2,922

Total Mortgage-Backed Securities (Cost $11,903)		11,558

ASSET-BACKED SECURITIES 1.6%
Asset-Backed Funding Certificates
0.407% due 01/25/2037		18	17
Atrium CDO Corp.
0.751% due 06/27/2015		561	523
BA Credit Card Trust
0.550% due 01/15/2013		400	400
0.930% due 04/15/2013		200	200
Bear Stearns Asset-Backed Securities Trust
0.407% due 01/25/2037		105	96
1.347% due 10/25/2037		346	268
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037		107	105
0.827% due 12/25/2031		22	10
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		176	176
GE-WMC Mortgage Securities LLC
0.387% due 08/25/2036		5	2
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036		11	10
Landmark CDO Ltd.
0.773% due 01/15/2016		562	545
Lehman XS Trust
0.427% due 11/25/2046		379	378
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		6	5
Morgan Stanley ABS Capital I
0.397% due 07/25/2036		26	9
0.397% due 11/25/2036		423	414
Securitized Asset-Backed Receivables LLC Trust
0.407% due 12/25/2036		66	23
Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		8	8

Total Asset-Backed Securities (Cost $3,379)			3,189

SOVEREIGN ISSUES 0.8%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	400	225
Export-Import Bank of Korea
8.125% due 01/21/2014		$1,100	1,261
Societe Financement de l'Economie Francaise
2.125% due 05/20/2012	EUR	100	124

Total Sovereign Issues (Cost $1,439)			1,610

	SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
1.199% due 12/31/2049		65	506

Total Preferred Stocks (Cost $687)			506

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 30.6%
CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo
2.375% due 12/21/2012		$1,200	1,190

COMMERCIAL PAPER 0.6%
Federal Home Loan Bank
0.198% due 08/06/2010		1,100	1,100
Freddie Mac
0.250% due 10/13/2010		100	100

			1,200

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 07/01/2010		886	886

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $908. Repurchase proceeds are $886.)
U.S. TREASURY BILLS 0.6%
0.105% due 07/01/2010 - 08/26/2010 (b)(e)		1,120	1,120

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 28.4%
		5,612,723	56,206

Total Short-Term Instruments (Cost $60,603)			60,602

Total Investments 107.4% (Cost $210,877)			$212,671
Written Options (g) (0.3%) (Premiums $364)			(562)
Other Assets and Liabilities (Net) (7.1%)			(14,128)

Net Assets 100.0%			$197,981

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $12,339 at a weighted average interest rate of -0.015%. On June 30, 2010, there were no open reverse repurchase agreements.

(e)	Securities with an aggregate market value of $529 and cash of $213 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	65	$62
90-Day Eurodollar September Futures	Long	09/2010	78	0
U.S. Treasury 2-Year Note September Futures	Long	09/2010	313	286

				$348

(f)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection  (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GSC	2.500%	09/27/2010	3.060%	$1,000	$(1)	$0	$(1)
American International Group, Inc.	GSC	1.380%	06/20/2013	3.223%	300	(15)	0	(15)
American International Group, Inc.	RBS	1.360%	06/20/2013	3.223%	300	(15)	0	(15)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	1,000	2	4	(2)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.661%	500	1	2	(1)
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.466%	100	(1)	(1)	0
Citigroup, Inc.	JPM	1.000%	09/20/2011	1.466%	200	(1)	(1)	0
Gaz Capital S.A.	MSC	0.860%	11/20/2011	2.216%	400	(7)	0	(7)
Gaz Capital S.A.	MSC	2.480%	02/20/2013	2.610%	200	1	0	1
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.721%	200	0	0	0
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	2.030%	100	8	0	8
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	2.030%	200	18	0	18
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.721%	200	(1)	0	(1)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.972%	100	(2)	0	(2)
General Electric Capital Corp.	BNP	1.300%	03/20/2013	1.972%	100	(2)	0	(2)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.721%	200	0	0	0
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.030%	300	20	0	20
General Electric Capital Corp.	CITI	4.200%	12/20/2013	2.030%	300	22	0	22
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.030%	200	15	0	15
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.721%	200	0	0	0
General Electric Capital Corp.	DUB	4.230%	12/20/2013	2.030%	300	22	0	22
Indonesia Government International Bond	CITI	1.000%	06/20/2011	1.014%	270	0	0	0
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	1.014%	90	0	0	0
Indonesia Government International Bond	MSC	1.000%	06/20/2011	1.014%	270	0	1	(1)
Indonesia Government International Bond	RBS	1.000%	06/20/2011	1.014%	270	1	1	0
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.884%	1,200	7	12	(5)
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.929%	400	1	6	(5)
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	900	5	7	(2)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%	100	0	1	(1)
Japan Government International Bond	GSC	1.000%	03/20/2015	0.884%	500	3	5	(2)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	600	3	7	(4)
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%	1,000	2	2	0
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.612%	500	1	1	0
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.612%	1,000	3	3	0
Morgan Stanley	BOA	1.000%	06/20/2011	2.297%	100	(1)	1	(2)
Morgan Stanley	JPM	1.000%	06/20/2011	2.297%	300	(4)	1	(5)
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%	1,000	0	1	(1)
SLM Corp.	BNP	5.050%	03/20/2013	5.488%	200	(2)	0	(2)
South Korea Government Bond	UBS	0.550%	12/20/2010	0.754%	1,000	(1)	0	(1)
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.719%	300	4	2	2
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.719%	500	6	3	3
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.719%	400	5	2	3
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	1,800	23	9	14

						$120	$69	$51

Credit Default Swaps on Credit Indices - Sell Protection  (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$600	$63	$76	$(13)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	200	21	25	(4)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	600	62	66	(4)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,061	14	0	14
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	96	1	0	1

					$161	$167	$(6)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	500	$1	$1	$0
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		700	1	1	0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		800	2	3	(1)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		2,500	9	5	4
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	0	0	0
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,000	(1)	(1)	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		300	1	1	0
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		6,700	257	(5)	262
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		300	0	0	0
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		200	0	0	0
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,600	3	1	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		600	1	0	1
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		2,500	2	3	(1)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		300	0	0	0
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		1,200	0	0	0
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	1	1	0
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	1	1	0
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,600	11	2	9
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		1,200	5	4	1
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		3,500	19	3	16
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		400	2	0	2
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	0	0	0
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	1	0
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		1,800	11	0	11
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		$500	47	21	26
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		800	76	34	42
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		300	21	14	7
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	MSC		200	15	10	5
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		900	63	51	12
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	1,900	33	0	33

							$582	$151	$431

(g)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$1,500	$9	$35
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,500	5	0
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	2,000	5	52
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	2,000	16	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	7,000	33	181
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	7,000	49	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	3,600	13	84
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,600	27	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	2,100	16	84
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	2,100	11	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	1,300	9	52
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,300	7	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	11,000	110	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,400	19	1

							$329	$490

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.800%	09/15/2010	EUR	2,300	$8	$1
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.400%	09/15/2010		2,300	12	33

							$20	$34

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$1,700	$15	$38

(h)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	167	07/2010	JPM	$0	$(5)	$(5)
Buy	BRL	1,017	08/2010	GSC	1	0	1
Buy	CAD	94	07/2010	UBS	0	(5)	(5)
Buy	CNY	286	08/2010	BCLY	0	(1)	(1)
Buy		359	08/2010	DUB	0	(1)	(1)
Buy		234	08/2010	HSBC	0	0	0
Buy		1,024	08/2010	JPM	0	(2)	(2)
Buy		448	08/2010	MSC	0	0	0
Buy		173	11/2010	BCLY	0	(1)	(1)
Buy		279	11/2010	CITI	0	(1)	(1)
Buy		707	11/2010	DUB	0	(2)	(2)
Buy		278	11/2010	MSC	0	(1)	(1)
Buy		1,794	04/2011	BCLY	0	(4)	(4)
Buy		900	04/2011	CSFB	0	(2)	(2)
Buy		602	04/2011	HSBC	0	(1)	(1)
Buy		450	04/2011	JPM	0	(1)	(1)
Buy	EUR	700	07/2010	CITI	0	(3)	(3)
Sell		2,174	07/2010	CSFB	255	0	255
Sell	GBP	532	09/2010	BOA	0	(6)	(6)
Buy	IDR	203,400	10/2010	BOA	2	0	2
Buy		1,414,235	10/2010	CITI	14	0	14
Buy		203,400	10/2010	RBS	2	0	2
Buy		397,332	10/2010	UBS	3	0	3
Sell	JPY	105,894	07/2010	BOA	0	(41)	(41)
Buy	KRW	31,424	07/2010	BCLY	0	(1)	(1)
Buy		27,060	07/2010	CITI	0	0	0
Buy		8,658	07/2010	DUB	0	0	0
Sell		37,073	07/2010	HSBC	0	0	0
Buy		7,215	07/2010	MSC	0	0	0
Sell		49,605	07/2010	MSC	0	(1)	(1)
Buy		12,320	07/2010	RBS	0	0	0
Buy		202,820	08/2010	BCLY	0	(5)	(5)
Buy		17,270	08/2010	MSC	0	(1)	(1)
Buy		7,767	11/2010	BCLY	0	0	0
Sell		27,424	11/2010	BCLY	0	0	0
Buy		44,542	11/2010	BOA	0	(1)	(1)
Buy		120,583	11/2010	CITI	0	(5)	(5)
Sell		212,760	11/2010	CITI	1	(1)	0
Buy		11,626	11/2010	DUB	0	(1)	(1)
Buy		11,730	11/2010	GSC	0	0	0
Buy		88,301	11/2010	JPM	0	(5)	(5)
Sell		75,225	11/2010	JPM	0	(1)	(1)
Buy		46,044	11/2010	MSC	0	(3)	(3)
Sell		12,320	11/2010	RBS	0	0	0
Buy	MXN	480	09/2010	HSBC	0	(2)	(2)
Buy		496	09/2010	MSC	0	(2)	(2)
Buy	MYR	390	10/2010	BCLY	5	0	5
Buy		34	10/2010	BOA	1	0	1
Buy		356	10/2010	CITI	3	0	3
Buy		202	10/2010	DUB	0	0	0
Buy	SGD	39	09/2010	CITI	0	0	0
Sell		39	09/2010	DUB	0	0	0
Buy	TWD	531	10/2010	BCLY	0	(1)	(1)
Buy		199	10/2010	CITI	0	0	0
Buy		372	10/2010	DUB	0	0	0
Buy		468	01/2011	DUB	0	0	0
Buy		287	01/2011	JPM	0	0	0
Buy		441	01/2011	MSC	0	0	0
Buy		239	01/2011	UBS	0	0	0

					$287	$(107)	$180

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$55,903	$0	$55,903
Convertible Bonds & Notes	0	1,095	0	1,095
Municipal Bonds & Notes	0	1,609	0	1,609
U.S. Government Agencies	0	30,977	0	30,977
U.S. Treasury Obligations	0	45,622	0	45,622
Mortgage-Backed Securities	0	11,558	0	11,558
Asset-Backed Securities	0	2,121	1,068	3,189
Sovereign Issues	0	1,610	0	1,610
Preferred Stocks	0	0	506	506
Short-Term Instruments	56,206	4,396	0	60,602

Investments, at value	$56,206	$154,891	$1,574	$212,671
Financial Derivative Instruments (3)	$348	$127	$(33)	$442

Totals	$56,554	$155,018	$1,541	$213,113

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Asset-Backed Securities	$1,060	$(27)	$(34)	$1	$68	$0	$0	$1,068	$67
Preferred Stocks	530	0	0	0	(24)	0	0	506	(24)

Investments, at value	$1,590	$(27)	$(34)	$1	$44	$0	$0	$1,574	$43
Financial Derivative Instruments (3)	$0	$(19)	$0	$0	$(14)	$0	$0	$(33)	$(14)

Totals	$1,590	$(46)	$(34)	$1	$30	$0	$0	$1,541	$29

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Moderate Duration Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 42.3%
BANKING & FINANCE 25.6%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$20,000	$20,693
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,100	2,305
Ally Financial, Inc.
2.200% due 12/19/2012		780	802
5.375% due 06/06/2011	EUR	500	614
6.000% due 12/15/2011		$900	898
6.000% due 05/23/2012		500	494
6.875% due 08/28/2012		14,200	14,226
7.250% due 03/02/2011		3,600	3,676
8.000% due 11/01/2031		10,000	9,220
American Express Bank FSB
0.650% due 06/12/2017		18,000	16,412
3.150% due 12/09/2011		2,000	2,072
5.500% due 04/16/2013		400	433
American Express Centurion Bank
5.550% due 10/17/2012		3,200	3,442
American Express Co.
7.000% due 03/19/2018		100	116
American Express Credit Corp.
0.526% due 12/02/2010		4,800	4,800
American General Finance Corp.
4.000% due 03/15/2011		1,600	1,556
4.875% due 07/15/2012		9,100	8,281
6.900% due 12/15/2017		3,900	3,125
American International Group, Inc.
0.414% due 10/18/2011		200	189
4.950% due 03/20/2012		1,900	1,905
5.375% due 10/18/2011		100	101
5.850% due 01/16/2018		100	90
8.175% due 05/15/2068		600	478
8.250% due 08/15/2018		2,900	2,951
ANZ National International Ltd.
6.200% due 07/19/2013		2,600	2,883
Banco Santander Chile
1.557% due 04/20/2012		3,600	3,600
Bank of America Corp.
0.593% due 08/13/2010		15,010	15,012
0.766% due 08/15/2016		900	792
4.500% due 08/01/2010		265	266
5.650% due 05/01/2018		70	72
6.250% due 04/15/2012		415	442
7.375% due 05/15/2014		13,700	15,371
Bank of America N.A.
0.817% due 06/15/2016		17,500	15,337
Bank of Scotland PLC
0.597% due 12/08/2010		2,600	2,596
Barclays Bank PLC
5.200% due 07/10/2014		117	124
10.179% due 06/12/2021		160	201
14.000% due 11/29/2049	GBP	500	934
Bear Stearns Cos. LLC
0.704% due 07/19/2010		$7,700	7,701
6.950% due 08/10/2012		8,100	8,891
7.250% due 02/01/2018		130	152
CIT Group, Inc.
7.000% due 05/01/2013		6,321	6,084
7.000% due 05/01/2014		1,682	1,593
7.000% due 05/01/2015		1,681	1,560
7.000% due 05/01/2016		2,803	2,571
7.000% due 05/01/2017		3,924	3,551

Citibank N.A.
1.875% due 05/07/2012		4,400	4,494
1.875% due 06/04/2012		400	408
CitiFinancial, Inc.
6.625% due 06/01/2015		200	214
Citigroup Capital XXI
8.300% due 12/21/2057		12,500	12,237
Citigroup Funding, Inc.
0.668% due 04/30/2012		100	101
2.250% due 12/10/2012		1,400	1,442
Citigroup, Inc.
2.125% due 04/30/2012		2,800	2,870
2.875% due 12/09/2011		7,900	8,149
5.500% due 04/11/2013		14,853	15,454
5.625% due 08/27/2012		1,800	1,856
6.125% due 05/15/2018		100	105
6.500% due 08/19/2013		886	945
8.500% due 05/22/2019		1,300	1,553
Dexia Credit Local
0.808% due 04/29/2014		6,800	6,799
0.938% due 03/05/2013		14,600	14,616
1.188% due 09/23/2011		3,000	3,005
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		50	56
FIH Erhvervsbank A/S
0.907% due 06/13/2013		24,300	24,279
Ford Motor Credit Co. LLC
3.048% due 01/13/2012		1,200	1,167
7.250% due 10/25/2011		400	411
7.375% due 02/01/2011		2,000	2,038
7.500% due 08/01/2012		300	307
8.000% due 12/15/2016		1,000	1,024
8.625% due 11/01/2010		1,200	1,220
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	1,000	1,255
General Electric Capital Corp.
2.000% due 09/28/2012		$2,800	2,869
3.000% due 12/09/2011		5,900	6,098
6.500% due 09/15/2067	GBP	800	1,063
Goldman Sachs Group, Inc.
0.533% due 02/06/2012		$4,600	4,486
0.707% due 07/22/2015		5,649	5,107
1.146% due 12/05/2011		150	152
3.250% due 06/15/2012		1,400	1,467
5.125% due 01/15/2015		385	405
5.750% due 10/01/2016		410	433
7.500% due 02/15/2019		193	216
ING Bank NV
1.333% due 03/30/2012		17,600	17,666
International Lease Finance Corp.
5.300% due 05/01/2012		10,000	9,450
5.450% due 03/24/2011		4,496	4,453
5.625% due 09/15/2010		10,000	10,012
JPMorgan Chase & Co.
4.750% due 05/01/2013		73	78
6.300% due 04/23/2019		91	103
JPMorgan Chase Bank N.A.
0.866% due 06/13/2016		6,600	6,218
JPMorgan Chase Capital XIII
1.483% due 09/30/2034		110	82
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		2,500	519

Lloyds TSB Bank PLC
0.861% due 06/09/2011	EUR	200	245
12.000% due 12/29/2049		$10,100	10,163
Macquarie Bank Ltd.
3.300% due 07/17/2014		500	525
Merrill Lynch & Co., Inc.
0.768% due 06/05/2012		10,500	10,204
6.875% due 04/25/2018		500	535
8.680% due 05/02/2017		95	100
8.950% due 05/18/2017		95	100
Metropolitan Life Global Funding I
0.698% due 07/13/2011		11,300	11,291
Morgan Stanley
2.930% due 05/14/2013		1,900	1,908
3.250% due 12/01/2011		5,900	6,116
6.600% due 04/01/2012		40	42
Mystic Re Ltd.
10.538% due 06/07/2011		1,100	1,066
Nationsbank Cap Trust III
0.853% due 01/15/2027		110	73
Nomura Europe Finance NV
0.683% due 07/05/2011		17,800	17,459
Petroleum Export Ltd.
5.265% due 06/15/2011		247	247
Pricoa Global Funding I
5.400% due 10/18/2012		10,890	11,726
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	2,056
Royal Bank of Scotland Group PLC
0.823% due 04/08/2011		2,500	2,497
3.000% due 12/09/2011		3,900	4,006
4.875% due 03/16/2015		300	299
5.000% due 11/12/2013		100	97
7.640% due 03/29/2049		9,400	5,428
Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		13,100	12,719
SLM Corp.
0.476% due 07/26/2010		6,300	6,300
0.546% due 10/25/2011		2,000	1,895
5.000% due 04/15/2015		10,000	8,613
8.450% due 06/15/2018		10,000	9,248
SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	950	1,518
Sumitomo Mitsui Banking Corp.
1.002% due 06/02/2049	JPY	200,000	2,242
SunTrust Bank
0.839% due 12/20/2011	EUR	2,200	2,547
Teco Finance, Inc.
6.750% due 05/01/2015		$125	142
7.000% due 05/01/2012		5,000	5,413
UBS AG
1.584% due 02/23/2012		3,600	3,614
Wachovia Corp.
5.500% due 05/01/2013		400	434
Wells Fargo & Co.
7.980% due 03/29/2049		41,850	43,315

			549,677

INDUSTRIALS 11.4%
Alcoa, Inc.
5.550% due 02/01/2017		400	394
America Movil SAB de C.V.
5.750% due 01/15/2015		75	84

American Airlines Pass-Through Trust 2003-01
3.857% due 07/09/2010	98	98
Amgen, Inc.
6.150% due 06/01/2018	6,200	7,350
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	7,400	7,758
5.375% due 01/15/2020	6,900	7,455
AutoZone, Inc.
6.950% due 06/15/2016	800	945
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	90	98
BMW U.S. Capital LLC
4.250% due 12/22/2011	1,524	1,579
Colorado Interstate Gas Co.
6.800% due 11/15/2015	250	289
Comcast Corp.
4.950% due 06/15/2016	220	237
5.300% due 01/15/2014	200	220
Conoco Funding Co.
6.350% due 10/15/2011	10,000	10,671
Continental Airlines 2000-1 Class A-1 Pass-Through Trust
8.048% due 11/01/2020	28	28
Daimler Finance North America LLC
5.750% due 09/08/2011	1,700	1,771
5.875% due 03/15/2011	6,000	6,183
7.300% due 01/15/2012	5,000	5,392
Delta Air Lines, Inc.
7.111% due 09/18/2011	140	145
7.570% due 11/18/2010	5,000	5,062
Devon Financing Corp. ULC
6.875% due 09/30/2011	29,135	31,118
Dow Chemical Co.
4.850% due 08/15/2012	17,600	18,579
6.000% due 10/01/2012	6,889	7,413
6.125% due 02/01/2011	7,595	7,742
Gaz Capital S.A. for Gazprom
8.625% due 04/28/2034	17,900	20,607
9.250% due 04/23/2019	300	346
General Electric Co.
5.000% due 02/01/2013	155	166
General Mills, Inc.
5.650% due 09/10/2012	1,894	2,059
HCA, Inc.
7.875% due 02/01/2011	5,000	5,100
9.250% due 11/15/2016	300	319
JetBlue Airways 2004-1 G-1 Pass-Through Trust
0.912% due 12/15/2013	209	187
Kinder Morgan Energy Partners LP
7.500% due 11/01/2010	205	208
Kraft Foods, Inc.
6.250% due 06/01/2012	12,000	13,088
Limited Brands, Inc.
6.900% due 07/15/2017	1,600	1,612
Marks & Spencer PLC
6.250% due 12/01/2017	1,600	1,706
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	130	146
Pearson PLC
7.000% due 06/15/2011	7,510	7,884
Pemex Project Funding Master Trust
9.125% due 10/13/2010	45	46
Petrobras International Finance Co.
7.875% due 03/15/2019	400	460

Philip Morris International, Inc.
4.875% due 05/16/2013	16,300	17,646
Reynolds American, Inc.
1.237% due 06/15/2011	3,700	3,677
6.750% due 06/15/2017	600	651
7.250% due 06/01/2012	4,420	4,755
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	6,728	7,146
RR Donnelley & Sons Co.
5.500% due 05/15/2015	25	26
6.125% due 01/15/2017	1,600	1,610
SABMiller PLC
6.200% due 07/01/2011	6,727	7,032
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	8,274
Texas Eastern Transmission LP
7.300% due 12/01/2010	50	51
Time Warner Cable, Inc.
5.400% due 07/02/2012	5,000	5,344
Time Warner, Inc.
5.500% due 11/15/2011	8,000	8,435
5.875% due 11/15/2016	1,600	1,807
United Airlines, Inc.
10.400% due 11/01/2016	114	123
Vale Overseas Ltd.
6.875% due 11/21/2036	400	419
Volvo Treasury AB
5.950% due 04/01/2015	500	523
WM Wrigley Jr. Co.
1.912% due 06/28/2011	2,500	2,500

		244,564

UTILITIES 5.3%
American Electric Power Co., Inc.
5.250% due 06/01/2015	400	438
AT&T, Inc.
5.100% due 09/15/2014	410	455
5.500% due 02/01/2018	290	321
6.250% due 03/15/2011	333	345
BellSouth Corp.
4.295% due 04/26/2011	27,500	28,220
British Telecommunications PLC
9.375% due 12/15/2010	10,540	10,902
Dominion Resources, Inc.
5.150% due 07/15/2015	90	100
5.600% due 11/15/2016	210	237
5.700% due 09/17/2012	1,520	1,644
Entergy Louisiana LLC
5.830% due 11/01/2010	24	24
France Telecom S.A.
7.750% due 03/01/2011	31,155	32,517
Nevada Power Co.
7.125% due 03/15/2019	1,130	1,340
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	185	207
NGPL PipeCo LLC
6.514% due 12/15/2012	13,225	13,179
Pacific Gas & Electric Co.
4.200% due 03/01/2011	150	153
4.800% due 03/01/2014	226	245
Progress Energy, Inc.
6.850% due 04/15/2012	139	151
PSEG Power LLC
5.320% due 09/15/2016	346	373

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	472
Qwest Corp.
6.500% due 06/01/2017	300	304
Southern California Edison Co.
5.000% due 01/15/2014	50	55
Southwestern Electric Power Co.
6.450% due 01/15/2019	135	149
Sprint Capital Corp.
8.375% due 03/15/2012	1,000	1,054
Verizon Communications, Inc.
5.350% due 02/15/2011	700	719
5.550% due 02/15/2016	270	303
6.100% due 04/15/2018	16,000	18,208
6.350% due 04/01/2019	17	20
Verizon Global Funding Corp.
7.375% due 09/01/2012	280	315

		112,450

Total Corporate Bonds & Notes (Cost $882,784)		906,691

CONVERTIBLE BONDS & NOTES 0.5%
Transocean, Inc.
1.500% due 12/15/2037	11,000	9,817

Total Convertible Bonds & Notes (Cost $10,218)		9,817

MUNICIPAL BONDS & NOTES 0.6%
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (FSA Insured), Series 2001
5.250% due 05/15/2031	200	208
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105
7.500% due 04/01/2034	100	107
7.550% due 04/01/2039	100	107
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	105
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,100	1,223
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	200	184
Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
2.933% due 01/01/2019	250	221
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	9,300	9,289
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.800% due 12/15/2013	345	354
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	755	791

Total Municipal Bonds & Notes (Cost $12,611)		12,694

U.S. GOVERNMENT AGENCIES 22.7%
Fannie Mae
0.407% due 07/25/2037	3,018	2,753
0.657% due 04/25/2037	1,874	1,863
0.747% due 11/25/2032	5	5
1.125% due 07/30/2012	4,500	4,533
1.627% due 10/01/2044	121	119
1.696% due 04/01/2027	6	6
3.051% due 02/01/2035	69	72
4.220% due 06/01/2035	8,449	8,621
4.500% due 07/01/2040 - 09/01/2040	18,000	18,606
4.803% due 01/01/2027	65	67
4.940% due 03/01/2034	172	182
5.265% due 11/01/2035	136	145
5.500% due 08/01/2025 - 07/01/2040	33,743	36,292
5.652% due 05/01/2037	160	172
5.766% due 06/01/2036	130	140
5.786% due 05/01/2037	172	185
5.829% due 02/01/2037	174	187
6.000% due 09/25/2016 - 01/01/2039	13,163	14,344
6.188% due 09/01/2036	125	135
6.209% due 10/01/2037	90	95
6.500% due 01/01/2013 - 06/25/2044	16,472	18,245
7.000% due 05/01/2012 - 05/01/2032	176	196
7.500% due 03/01/2015 - 07/25/2041	173	193
8.000% due 06/01/2015 - 08/01/2031	41	46
8.400% due 08/25/2019	1	1
12.000% due 05/01/2016	1	1
FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	9,800	9,684
Federal Farm Credit Bank
2.625% due 04/17/2014	35	36
Federal Home Loan Bank
0.875% due 08/22/2012	51,500	51,589
1.125% due 05/18/2012	200	202
Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023	228	228
Freddie Mac
0.500% due 07/15/2019 - 08/15/2019	7,049	7,027
0.580% due 02/15/2019	247	247
1.000% due 08/28/2012	125,000	125,587
1.125% due 06/01/2011 (g)	3,900	3,925
1.125% due 07/27/2012	12,700	12,799
2.125% due 03/23/2012 - 09/21/2012	75,200	77,378
2.250% due 08/24/2012	35	35
2.750% due 04/29/2014	50	51
3.466% due 05/01/2035	127	132
4.125% due 12/21/2012	700	756
5.500% due 06/01/2017 - 08/01/2040	3,757	4,037
5.864% due 05/01/2037	203	219
6.000% due 09/01/2013 - 11/01/2037	1,590	1,739

6.500% due 12/01/2021 - 07/25/2043	645	707
7.000% due 04/01/2032 - 01/01/2033	112	127
7.500% due 05/01/2015	1	1
8.000% due 01/01/2012	2	2
8.400% due 08/15/2021	2	2
8.500% due 04/15/2025	189	211
Ginnie Mae
0.800% due 10/16/2030	23	23
0.950% due 02/16/2030	483	486
1.000% due 02/16/2030	304	306
3.125% due 11/20/2017 - 11/20/2025	29	30
3.250% due 11/20/2034	7	8
3.375% due 03/20/2020 - 03/20/2028	235	240
3.500% due 12/20/2017	15	16
3.625% due 07/20/2034	77	79
4.375% due 06/20/2032	5	5
5.500% due 01/15/2017 - 09/20/2034	15,316	16,868
6.000% due 07/20/2015 - 07/01/2040	1,086	1,184
6.500% due 01/20/2034 - 05/15/2038	412	453
7.000% due 07/15/2031 - 12/15/2032	59	67
7.500% due 04/20/2027 - 01/15/2031	356	370
8.000% due 04/15/2017 - 11/15/2022	682	755
9.000% due 10/15/2017	2	2
9.500% due 08/15/2021 - 12/15/2021	12	14
Small Business Administration
4.340% due 03/01/2024	52	55
4.504% due 02/01/2014	21	22
4.727% due 02/10/2019	37,848	39,522
4.750% due 07/01/2025	13,600	14,569
5.130% due 09/01/2023	13	14
6.090% due 07/01/2011	22	23
6.640% due 02/01/2011	414	427
7.449% due 08/01/2010	419	423
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,206
5.290% due 08/01/2017	5,000	5,540

Total U.S. Government Agencies (Cost $478,865)		487,632

U.S. TREASURY OBLIGATIONS 23.4%
U.S. Treasury Bonds
8.000% due 11/15/2021	345	502
8.750% due 05/15/2020	800	1,197
U.S. Treasury Notes
0.625% due 06/30/2012	9,250	9,254
0.750% due 05/31/2012	82,760	83,025
1.125% due 06/15/2013	36,600	36,763
1.375% due 05/15/2013	18,300	18,530
1.875% due 06/30/2015	17,500	17,578
2.125% due 05/31/2015	41,600	42,338
2.250% due 01/31/2015	500	513
2.375% due 02/28/2015	4,500	4,640
2.500% due 04/30/2015	1,200	1,243

2.500% due 06/30/2017	190,700	191,683
3.125% due 04/30/2017	78,400	82,014
3.375% due 11/15/2019	1,865	1,934
3.500% due 05/15/2020 (f)	9,900	10,373

Total U.S. Treasury Obligations (Cost $495,038)		501,587

MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Investment Trust
2.527% due 02/25/2045	1,371	1,237
5.660% due 09/25/2045	7,258	6,292
Banc of America Funding Corp.
2.926% due 05/25/2035	2,290	2,255
Bear Stearns Adjustable Rate Mortgage Trust
2.934% due 03/25/2035	451	417
3.398% due 02/25/2033	68	62
4.970% due 01/25/2035	218	191
5.676% due 02/25/2033	103	103
Bear Stearns Alt-A Trust
2.759% due 05/25/2035	3,299	2,552
4.539% due 09/25/2035	1,174	890
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	98
5.471% due 01/12/2045	300	311
Chase Mortgage Finance Corp.
6.000% due 03/25/2037	2,757	2,324
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	10,479	9,253
3.072% due 03/25/2034	179	178
5.906% due 09/25/2037	83	57
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	145	141
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	587
Countrywide Alternative Loan Trust
1.412% due 12/25/2035	240	137
6.000% due 10/25/2032	1	1
Countrywide Home Loan Mortgage Pass-Through Trust
0.637% due 04/25/2035	288	161
3.205% due 02/20/2035	3,264	3,004
3.506% due 11/25/2034	1,895	1,619
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	49	41
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	145	144
5.846% due 03/15/2039	100	104
6.422% due 02/15/2041	12,100	12,175
CW Capital Cobalt Ltd.
5.223% due 08/15/2048	145	145
First Horizon Alternative Mortgage Securities
5.357% due 09/25/2035	139	101
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	104
5.444% due 03/10/2039	200	201
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	2,934	2,842
Indymac ARM Trust
2.503% due 01/25/2032	81	58
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	315	309
5.882% due 02/15/2051	395	397
5.937% due 02/12/2049	60	61

JPMorgan Mortgage Trust
5.017% due 02/25/2035	1,372	1,375
MASTR Reperforming Loan Trust
8.000% due 07/25/2035	304	272
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	235	233
5.485% due 03/12/2051	400	384
5.810% due 06/12/2050	150	147
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	1,263	960
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	318	261
Morgan Stanley Capital I
5.692% due 04/15/2049	4,400	4,255
5.809% due 12/12/2049	310	322
Morgan Stanley Mortgage Loan Trust
5.330% due 06/25/2036	218	201
Prime Mortgage Trust
0.747% due 02/25/2019	55	52
0.747% due 02/25/2034	393	357
Residential Funding Mortgage Securities I
5.066% due 09/25/2035	638	458
5.388% due 09/25/2035	3,553	2,918
Structured Asset Mortgage Investments, Inc.
0.598% due 07/19/2035	1,577	1,324
Structured Asset Securities Corp.
2.920% due 02/25/2032	25	24
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	1,439	1,385
Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	3,372	2,857
5.509% due 04/15/2047	300	282
WaMu Mortgage Pass-Through Certificates
0.637% due 10/25/2045	898	700
1.621% due 11/25/2042	239	206
3.109% due 02/27/2034	6	6
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034	257	264
Wells Fargo Mortgage-Backed Securities Trust
4.807% due 03/25/2036	3,761	3,341
4.886% due 01/25/2035	7,801	7,596

Total Mortgage-Backed Securities (Cost $78,847)		78,732

ASSET-BACKED SECURITIES 2.1%
Ally Auto Receivables Trust
1.320% due 03/15/2012	1,844	1,849
Asset-Backed Funding Certificates
0.407% due 01/25/2037	294	288
BA Credit Card Trust
0.930% due 04/15/2013	2,100	2,104
Bank of America Auto Trust
1.700% due 12/15/2011	852	853
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	3,000	2,988
Centex Home Equity
4.670% due 09/25/2034	632	625
Conseco Finance
6.981% due 06/15/2032	67	67
7.550% due 04/15/2032	19	20
Countrywide Asset-Backed Certificates
0.397% due 05/25/2047	12	11
0.867% due 02/25/2035	75	72

First Franklin Mortgage Loan Asset-Backed Certificates
0.457% due 11/25/2036		12,500	11,368
First NLC Trust
0.697% due 12/25/2035		101	97
Ford Credit Auto Owner Trust
1.770% due 06/15/2012		21,676	21,800
2.000% due 12/15/2011		380	381
Freemont Home Loan Owner Trust
1.137% due 12/25/2029		162	100
HSBC Home Equity Loan Trust
0.608% due 01/20/2035		22	20
0.638% due 01/20/2034		2,251	2,050
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036		236	214
JPMorgan Mortgage Acquisition Corp.
0.407% due 11/25/2036		99	95
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		87	74
Nationstar Home Equity Loan Trust
0.407% due 06/25/2037		15	14
Residential Asset Securities Corp.
0.717% due 09/25/2035		138	127
SLM Student Loan Trust
0.616% due 01/25/2015		475	475
Structured Asset Securities Corp.
0.577% due 07/25/2035		109	102

Total Asset-Backed Securities (Cost $45,169)			45,794

SOVEREIGN ISSUES 0.7%
Export-Import Bank of Korea
5.875% due 01/14/2015		5,200	5,648
8.125% due 01/21/2014		500	573
Hydro Quebec
0.496% due 09/29/2049		5,000	3,649
Japan Finance Organization for Municipalities
5.875% due 03/14/2011		125	129
Korea Government Bond
4.250% due 06/01/2013		135	141
Province of Quebec Canada
4.875% due 05/05/2014		200	221
Societe Financement de l'Economie Francaise
0.504% due 07/16/2012		1,000	1,005
2.125% due 05/20/2012	EUR	2,000	2,493
South Africa Government International Bond
7.375% due 04/25/2012		$50	55

Total Sovereign Issues (Cost $14,918)			13,914

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%
American International Group, Inc.
8.500% due 08/01/2011		4,000	38
Motors Liquidation Co.
5.250% due 03/06/2032		4,000	27
Wells Fargo & Co.
7.500% due 12/31/2049		16,800	15,708

Total Convertible Preferred Securities (Cost $12,995)			15,773

PREFERRED STOCKS 1.4%
Citigroup, Inc.
6.150% due 12/15/2012		1,455,000	23,777

DG Funding Trust
1.199% due 12/31/2049	912	7,101

Total Preferred Stocks (Cost $34,692)		30,878

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.8%
REPURCHASE AGREEMENTS 1.7%
Citigroup Global Markets, Inc.
0.050% due 07/01/2010	$32,000	32,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $32,674. Repurchase proceeds are $32,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	4,021	4,021
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $4,105. Repurchase proceeds are $4,021.)

		36,021

U.S. TREASURY BILLS 0.3%
0.168% due 07/08/2010 - 08/26/2010 (b)(d)(e)(g)	5,697	5,696

PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 11.8%
	25,395,578	254,311

Total Short-Term Instruments (Cost $295,983)		296,028

Total Investments 111.9% (Cost $2,362,120)		$2,399,540
Written Options (i) (0.2%) (Premiums $4,061)		(4,408)
Other Assets and Liabilities (Net) (11.7%)		(250,114)

Net Assets 100.0%		$2,145,018

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $260 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Securities with an aggregate market value of $2,182 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $10,069 at a weighted average interest rate of 0.0640%. On June 30, 2010, securities valued at $10,373 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $3,808 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,324	$1,767
90-Day Eurodollar March Futures	Long	03/2011	95	310
90-Day Eurodollar September Futures	Long	09/2010	1,218	167
U.S. Treasury 2-Year Note September Futures	Long	09/2010	1,111	1,035
U.S. Treasury 5-Year Note September Futures	Long	09/2010	106	177
U.S. Treasury 10-Year Note September Futures	Long	09/2010	401	922

				$4,378

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BCLY	3.650%	09/20/2012	4.405%	$1,000	$(14)	$0	$(14)
American International Group, Inc.	BCLY	2.100%	03/20/2013	3.156%	1,100	(29)	0	(29)
American International Group, Inc.	DUB	1.630%	06/20/2013	3.223%	13,200	(569)	0	(569)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.342%	3,400	(54)	(39)	(15)
China Government International Bond	RBS	1.000%	03/20/2015	0.876%	10,000	58	137	(79)
China Government International Bond	UBS	1.000%	03/20/2015	0.876%	25,000	146	355	(209)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	300	(1)	(2)	1
Citigroup, Inc.	BNP	1.000%	03/20/2011	1.235%	200	0	(1)	1
Citigroup, Inc.	GSC	1.000%	03/20/2011	1.235%	300	(1)	(2)	1
Citigroup, Inc.	UBS	1.000%	03/20/2011	1.235%	800	(1)	(4)	3
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	1.075%	30,000	(88)	(1,100)	1,012
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.075%	10,000	(29)	(366)	337
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	4.142%	1,000	33	0	33
Gaz Capital S.A.	MSC	0.860%	11/20/2011	2.216%	5,700	(100)	0	(100)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.972%	12,100	(90)	0	(90)
General Electric Capital Corp.	BCLY	1.270%	06/20/2013	1.993%	15,000	(302)	0	(302)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.694%	900	(1)	(11)	10
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.721%	800	(3)	0	(3)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.757%	3,400	138	159	(21)
General Electric Capital Corp.	RBS	1.270%	06/20/2013	1.993%	10,000	(201)	0	(201)
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	1.726%	200	(1)	(1)	0
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	400	3	5	(2)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	700	4	8	(4)
Panama Government International Bond	JPM	1.250%	01/20/2017	1.405%	700	(2)	0	(2)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	1.269%	1,000	9	0	9
SLM Corp.	BNP	5.050%	03/20/2013	5.488%	1,600	(15)	0	(15)
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	2,200	24	(225)	249
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.719%	2,000	26	13	13
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	200	2	1	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	4,900	64	24	40

						$(994)	$(1,049)	$55

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	$1,700	$177	$229	$(52)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	1,500	156	175	(19)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	5,970	(67)	0	(67)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(54)	0	(54)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,348	(14)	0	(14)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.758%	12/20/2012	12,635	185	0	185
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	110	0	110
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	579	4	0	4
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	1,640	16	0	16
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,025	16	0	16

					$530	$404	$126

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	5,100	$196	$0	$196
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,400	59	0	59
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	2,600	(32)	(47)	15
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		4,100	5	7	(2)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		4,800	6	10	(4)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		3,500	13	16	(3)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		6,300	(4)	0	(4)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		3,800	(2)	0	(2)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		4,300	95	(2)	97
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		4,300	95	(2)	97
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	29	2	27
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		105,800	115	(3)	118
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		1,000	0	(1)	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		13,100	19	3	16
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		6,600	10	2	8
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		55,000	50	0	50
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,800	7	5	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,600	13	11	2
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		11,000	47	32	15
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		8,900	48	34	14
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,800	5	0	5
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		4,000	17	(1)	18
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		2,000	11	6	5
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		900	8	6	2
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		114,000	1,203	947	256
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$26,700	388	306	82
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		69,100	1,005	788	217
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		8,200	758	175	583
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		5,300	501	289	212
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		11,400	1,077	749	328
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		12,400	1,176	487	689
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		10,000	949	425	524
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		47,100	4,470	2,031	2,439
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		29,600	2,808	1,480	1,328
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	DUB		33,500	2,590	1,675	915
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	JPM		33,900	2,621	1,622	999
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	RBS		23,300	1,801	1,186	615
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	CITI		200	14	8	6
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		3,300	233	153	80
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	MSC		7,400	521	327	194
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		13,800	971	755	216
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	18,200	316	0	316

							$ 24,212	$13,481	$10,731

(i)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$6,000	$42	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	2,000	16	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	71,200	306	1,836
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	71,200	466	8
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	22,900	77	535
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	22,900	126	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,900	38	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,600	12	108
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	13,200	90	530
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	13,200	78	1
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,600	27	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	16,800	102	393
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	16,800	52	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	177,300	1,480	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	6,300	57	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	14,700	93	5
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	16,000	66	374
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	4,900	37	197
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	4,900	25	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	16,000	75	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	67,800	512	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,000	114	0

							$3,891	$3,988

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$18,700	$170	$420

(j)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$9,000	$9,687	$9,762
Fannie Mae	6.000%	08/01/2040	1,000	1,082	1,082
Freddie Mac	6.000%	07/01/2040	1,000	1,080	1,085

				$ 11,849	$ 11,929

(k)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,537	07/2010	JPM	$0	$(45)	$(45)
Buy	BRL	23,780	08/2010	GSC	28	0	28
Buy	CAD	2,281	07/2010	UBS	0	(125)	(125)
Buy	CHF	314	09/2010	CITI	12	0	12
Buy	CNY	1,589	08/2010	BCLY	0	(5)	(5)
Buy		2,002	08/2010	DUB	0	(6)	(6)
Buy		16,166	08/2010	HSBC	0	(36)	(36)
Buy		26,017	08/2010	JPM	1	(41)	(40)
Buy		12,084	08/2010	MSC	0	(19)	(19)
Buy		2,388	11/2010	BCLY	0	(7)	(7)
Buy		3,874	11/2010	CITI	0	(12)	(12)
Buy		9,997	11/2010	DUB	0	(33)	(33)
Buy		3,944	11/2010	MSC	0	(14)	(14)
Buy		2,807	04/2011	BCLY	0	(6)	(6)
Buy		1,416	04/2011	CSFB	0	(3)	(3)
Buy		946	04/2011	HSBC	0	(2)	(2)
Buy		708	04/2011	JPM	0	(2)	(2)
Buy	EUR	1,876	07/2010	BCLY	0	(9)	(9)
Sell		19,120	07/2010	BCLY	2,164	0	2,164
Buy		5,450	07/2010	CITI	0	(36)	(36)
Buy		1,831	07/2010	RBS	0	0	0
Sell		4,477	07/2010	RBS	63	0	63
Buy		5,669	08/2010	CITI	0	(64)	(64)
Sell	GBP	7,686	09/2010	BOA	0	(92)	(92)
Buy	IDR	1,932,300	10/2010	BOA	20	0	20
Buy		13,636,673	10/2010	CITI	131	0	131
Buy		1,932,300	10/2010	RBS	20	0	20
Buy		3,973,320	10/2010	UBS	31	0	31
Buy		781,840	11/2010	BCLY	4	0	4
Buy		778,400	11/2010	CITI	4	0	4
Buy		370,185	11/2010	DUB	1	0	1
Buy		741,150	11/2010	HSBC	3	0	3
Sell	JPY	1,281,534	07/2010	BOA	0	(499)	(499)
Buy	KRW	349,771	07/2010	BCLY	1	(6)	(5)
Buy		249,380	07/2010	CITI	0	(4)	(4)
Buy		192,367	07/2010	DUB	0	(5)	(5)
Sell		606,192	07/2010	HSBC	0	(6)	(6)
Buy		159,805	07/2010	MSC	0	(4)	(4)
Sell		458,700	07/2010	MSC	0	(5)	(5)
Buy		113,570	07/2010	RBS	0	(1)	(1)
Buy		1,803,001	08/2010	BCLY	0	(40)	(40)
Buy		382,511	08/2010	MSC	0	(12)	(12)
Buy		407,478	11/2010	BCLY	0	(15)	(15)
Sell		252,771	11/2010	BCLY	3	(1)	2
Buy		242,968	11/2010	BOA	0	(8)	(8)
Buy		1,164,307	11/2010	CITI	0	(51)	(51)
Sell		2,469,480	11/2010	CITI	4	(16)	(12)
Buy		209,268	11/2010	DUB	0	(9)	(9)
Buy		105,570	11/2010	GSC	0	(4)	(4)
Buy		1,411,992	11/2010	JPM	0	(85)	(85)
Sell		898,575	11/2010	JPM	0	(6)	(6)
Buy		531,895	11/2010	MSC	0	(30)	(30)
Sell		113,570	11/2010	RBS	1	0	1
Buy	MXN	12,861	09/2010	HSBC	0	(20)	(20)
Buy		2,604	09/2010	MSC	0	(10)	(10)
Buy	MYR	3,798	10/2010	BCLY	50	0	50
Buy		446	10/2010	BOA	7	0	7
Buy		3,632	10/2010	CITI	36	0	36
Buy		1,871	10/2010	DUB	3	0	3
Buy	PHP	2,223	11/2010	BCLY	0	(1)	(1)
Buy		7,172	11/2010	CITI	0	(2)	(2)
Buy		2,130	11/2010	DUB	0	0	0
Buy	SGD	292	09/2010	BCLY	0	0	0
Buy		217	09/2010	CITI	1	0	1
Sell		695	09/2010	DUB	0	0	0
Buy		187	09/2010	GSC	1	0	1
Buy	TWD	10,910	10/2010	BCLY	0	(10)	(10)
Buy		2,533	10/2010	CITI	0	(1)	(1)
Buy		8,553	10/2010	DUB	0	(8)	(8)
Buy		5,960	01/2011	DUB	0	(4)	(4)
Buy		3,649	01/2011	JPM	0	0	0
Buy		5,617	01/2011	MSC	0	(1)	(1)
Buy		3,042	01/2011	UBS	0	0	0

					$2,589	$(1,421)	$1,168

(l)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$904,449	$2,242	$906,691
Convertible Bonds & Notes	0	9,817	0	9,817
Municipal Bonds & Notes	0	12,694	0	12,694
U.S. Government Agencies	0	487,404	228	487,632
U.S. Treasury Obligations	0	501,587	0	501,587
Mortgage-Backed Securities	0	78,732	0	78,732
Asset-Backed Securities	0	45,794	0	45,794
Sovereign Issues	0	13,914	0	13,914
Convertible Preferred Securities	15,746	27	0	15,773
Preferred Stocks	0	23,777	7,101	30,878
Short-Term Instruments	254,311	41,717	0	296,028

Investments, at value	$270,057	$2,119,912	$9,571	$2,399,540
Short Sales, at value	$0	$(11,929)	$0	$(11,929)
Financial Derivative Instruments(3)	$4,378	$7,672	$0	$12,050

Totals	$274,435	$2,115,655	$9,571	$2,399,661

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Corporate Bonds & Notes	$2,123	$0	$0	$0	$119	$0	$0	$2,242	$119
U.S. Government Agencies	232	(4)	0	0	0	0	0	228	1
Preferred Stocks	7,433	0	0	0	(332)	0	0	7,101	(332)

Investments, at value	$9,788	$(4)	$0	$0	$(213)	$0	$0	$9,571	$(212)
Financial Derivative Instruments(3)	$(15)	$0	$0	$20	$(5)	$0	$0	$0	$0

Totals	$9,773	$(4)	$0	$20	$(218)	$0	$0	$9,571	$(212)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

Money Market Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 100.1%
CERTIFICATES OF DEPOSIT 1.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320% due 07/19/2010	$6,500	$6,500
BNP Paribas
0.447% due 03/22/2011	100	100
Royal Bank of Scotland Group PLC
0.948% due 07/19/2010	2,700	2,700

		9,300

COMMERCIAL PAPER 17.0%
Fannie Mae
0.280% due 08/03/2010	5,000	4,999
Federal Home Loan Bank
0.270% due 07/09/2010	15,200	15,200
0.540% due 05/24/2011	31,000	30,995
0.560% due 05/27/2011	7,100	7,098
Freddie Mac
0.230% due 08/03/2010	6,000	5,999
JPMorgan Chase & Co.
0.280% due 07/06/2010	13,200	13,200
Metropolitan Life Global Funding I
1.139% due 09/17/2010	1,500	1,501
Standard Chartered Bank
0.550% due 10/18/2010	6,500	6,489
Straight-A Funding LLC
0.390% due 08/03/2010	10,000	9,996
0.420% due 09/07/2010	10,200	10,192
UBS AG
0.920% due 07/12/2010	5,000	4,999

		110,668

CORPORATE BONDS & NOTES 1.8%
General Electric Capital Corp.
4.875% due 10/21/2010	1,500	1,518
Svenska Handelsbanken AB
0.583% due 07/01/2011	10,000	9,999

		11,517

REPURCHASE AGREEMENTS 50.7%
Banc of America Securities LLC
0.030% due 07/01/2010	44,000	44,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $45,293. Repurchase proceeds are $44,000.)
Barclays Capital, Inc.
0.010% due 07/01/2010	44,000	44,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026 valued at $44,893. Repurchase proceeds are $44,000.)
Citigroup Global Markets, Inc.
0.050% due 07/01/2010	44,000	44,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.750% due 04/15/2013 valued at $44,936. Repurchase proceeds are $44,000.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	44,000	44,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $45,093. Repurchase proceeds are $44,000.)
Deutsche Bank AG
0.020% due 07/01/2010	31,000	31,000
(Dated 06/30/2010. Collateralized by Fannie Mae 0.250% due 01/24/2011 valued at $31,627. Repurchase proceeds are $31,000.)
JPMorgan Chase Bank N.A.
0.020% due 07/01/2010	44,000	44,000
(Dated 06/30/2010. Collateralized by Freddie Mac 0.286% due 05/01/2012 valued at $44,906. Repurchase proceeds are $44,000.)
Morgan Stanley
0.010% due 07/01/2010	44,000	44,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $45,913. Repurchase proceeds are $44,000.)
0.250% due 07/01/2010	3,300	3,300
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $3,659. Repurchase proceeds are $3,300.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	847	847
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $868. Repurchase proceeds are $847.)
TD Securities (USA) LLC
0.010% due 07/01/2010	31,000	31,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 11/30/2016 valued at $31,721. Repurchase proceeds are $31,000.)

		330,147

U.S. GOVERNMENT AGENCIES 8.2%
Fannie Mae
3.000% due 07/12/2010	3,138	3,140
Freddie Mac
1.193% due 07/12/2010 - 04/01/2011 (a)	50,077	50,200

		53,340

U.S. TREASURY BILLS 21.0%
0.094% due 07/01/2010 - 02/10/2011 (a)	136,900	136,875

Total Short-Term Instruments (Cost $651,847)		651,847

Total Investments 100.1% (Cost $651,847)		$651,847
Other Assets and Liabilities (Net) (0.1%)		(381)

Net Assets 100.0%		$651,466

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Short-Term Instruments	$0	$651,847	$0	$651,847

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Mortgage-Backed Securities Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 108.7%
Fannie Mae
0.000% due 07/25/2022 (a)	$34	$30
0.407% due 12/25/2036	9,656	9,573
0.467% due 03/25/2034	1,146	1,145
0.497% due 08/25/2034 - 10/25/2035	18,873	18,387
0.587% due 06/25/2033	159	159
0.607% due 06/25/2032	405	371
0.647% due 03/25/2018	710	704
0.687% due 11/25/2032	333	297
0.697% due 11/25/2032	26	26
0.748% due 04/18/2028	5	5
0.797% due 05/25/2023	863	866
0.847% due 03/25/2017 - 07/25/2034	2,648	2,624
0.857% due 10/25/2031	293	294
1.025% due 02/25/2024	601	607
1.347% due 04/25/2032	595	605
1.356% due 05/01/2033	449	458
1.375% due 04/25/2023	3	3
1.616% due 03/01/2044	1,001	1,026
1.621% due 08/01/2042 - 10/01/2044	3,393	3,391
1.774% due 08/01/2027	859	881
1.913% due 03/01/2032	135	139
1.968% due 05/01/2035	705	732
1.970% due 05/01/2035	110	115
1.990% due 03/01/2035	18	19
2.025% due 01/01/2035 - 02/01/2035	689	715
2.082% due 01/01/2035	202	212
2.092% due 01/01/2035	124	129
2.107% due 01/01/2035	193	201
2.247% due 04/01/2035	1,311	1,359
2.324% due 12/01/2034	755	778
2.376% due 03/01/2035	136	140
2.410% due 03/01/2035	87	89
2.429% due 11/01/2035	446	457
2.486% due 02/01/2035	287	297
2.499% due 04/01/2033	294	307
2.525% due 01/01/2035	135	140
2.590% due 12/01/2034	25	26
2.594% due 02/01/2035	76	79
2.602% due 05/01/2035	391	406
2.630% due 10/01/2032	277	287
2.641% due 02/01/2035	181	189
2.648% due 12/01/2034	206	212
2.699% due 06/01/2030	18	18
2.739% due 11/01/2034	73	74
2.797% due 02/01/2035	154	162
2.799% due 02/01/2035	143	149
2.875% due 03/01/2027	94	98
2.885% due 05/25/2035	516	540
2.971% due 10/01/2028	13	13
3.076% due 09/01/2034	809	825
3.103% due 08/01/2036	1,773	1,856
3.126% due 10/01/2035	259	270
3.148% due 07/01/2035	127	132
3.297% due 09/01/2035	930	973
3.323% due 07/01/2035	168	176
3.335% due 10/01/2035	62	64
3.915% due 07/01/2035	275	287

4.000% due 08/01/2018 - 07/01/2040	78,192	79,943
4.157% due 12/01/2035	1,286	1,333
4.500% due 04/01/2013 - 09/01/2040	77,319	80,508
5.000% due 10/01/2012 - 07/01/2040	50,216	53,342
5.064% due 02/01/2036	349	367
5.196% due 11/01/2018	2	2
5.203% due 05/01/2023	22	22
5.345% due 11/01/2035	623	668
5.366% due 11/01/2035	486	521
5.500% due 04/01/2018 - 07/01/2040	51,732	55,686
5.990% due 08/01/2017	1,100	1,261
6.000% due 07/01/2017 - 09/01/2038	49,219	53,849
6.500% due 06/01/2021 - 01/01/2039	27,183	29,885
7.000% due 09/25/2023	2	2
7.500% due 09/01/2034	4	5
7.750% due 08/25/2022	34	37
8.200% due 04/25/2025	7	7
Federal Housing Administration
7.430% due 06/01/2019	188	188
Freddie Mac
0.254% due 05/04/2011 (f)	68	68
0.500% due 08/15/2019	1,719	1,713
0.650% due 04/15/2017	119	119
0.750% due 06/15/2032 - 12/15/2032	656	658
0.800% due 12/15/2031	297	298
0.850% due 09/15/2030	33	33
1.275% due 02/15/2021	511	511
1.621% due 10/25/2044 - 02/25/2045	3,023	3,067
2.625% due 04/01/2035	436	452
2.626% due 02/01/2035	27	28
2.631% due 01/01/2034	52	54
2.654% due 07/01/2030	13	14
2.658% due 11/01/2031	70	73
2.762% due 02/01/2028	169	177
2.764% due 02/01/2035	33	34
2.864% due 02/01/2018	50	51
2.869% due 06/01/2035	93	97
2.891% due 03/01/2035	47	50
2.898% due 03/01/2034	1,029	1,076
2.945% due 01/01/2035	137	142
2.972% due 10/01/2036	1,154	1,207
3.037% due 01/01/2035	3,150	3,298
3.072% due 02/01/2035	76	80
3.147% due 05/01/2032	40	42
3.191% due 09/01/2035	619	647
3.498% due 09/01/2035	3,298	3,410
3.500% due 12/15/2022	1	1
4.000% due 02/01/2039 - 07/01/2040	11,815	11,970
4.205% due 08/01/2036	115	120
4.500% due 03/15/2021 - 08/01/2040	89,996	93,012
4.665% due 03/01/2035	356	373
5.000% due 07/01/2038 - 07/01/2040	6,881	7,277
5.172% due 05/01/2035	376	397

5.379% due 08/01/2025	6	6
5.402% due 11/01/2028	5	5
5.500% due 12/01/2017 - 08/01/2040	27,318	29,253
6.000% due 11/01/2036 - 07/01/2040	25,626	27,815
6.500% due 12/15/2023 - 05/15/2028	1,247	1,385
8.000% due 06/15/2026	17	19
Ginnie Mae
0.448% due 04/20/2036	7,401	7,354
0.550% due 02/16/2032 - 07/16/2032	337	337
0.600% due 08/16/2032	1,389	1,393
0.900% due 04/16/2032	278	279
3.125% due 12/20/2021 - 11/20/2023	19	20
3.375% due 02/20/2017 - 03/20/2027	9	9
3.500% due 02/20/2018	6	6
3.625% due 07/20/2022 - 08/20/2026	39	40
4.000% due 03/20/2016 - 08/01/2040	8,062	8,204
4.375% due 06/20/2017	16	17
4.500% due 08/20/2033 - 07/01/2040	54,874	57,303
5.000% due 07/01/2040	14,000	14,912
5.500% due 07/01/2040	8,000	8,643
6.000% due 02/15/2032 - 07/01/2040	17,015	18,560
6.500% due 07/15/2024 - 08/15/2038	4,192	4,610
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies Cost $703,811)		722,468

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
1.000% due 10/31/2011 (f)	625	630

Total U.S. Treasury Obligations (Cost $627)		630

MORTGAGE-BACKED SECURITIES 13.9%
American Home Mortgage Assets
0.637% due 08/25/2037	2,000	207
American Home Mortgage Investment Trust
0.587% due 05/25/2047	361	78
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	3,366	3,416
5.889% due 07/10/2044	3,000	3,054
Banc of America Funding Corp.
0.638% due 05/20/2035	186	102
5.978% due 01/20/2047	1,507	1,080
Banktrust Mortgage Trust
5.700% due 12/01/2023	37	37
BCAP LLC Trust
0.517% due 01/25/2037	2,779	1,440
Bear Stearns Alt-A Trust
0.567% due 12/25/2046	480	31
5.042% due 08/25/2036	6,276	1,871
5.625% due 11/25/2036	2,476	1,455

CBA Commercial Small Balance Commercial Mortgage
0.627% due 12/25/2036	666	444
CC Mortgage Funding Corp.
0.477% due 05/25/2048	2,061	790
0.627% due 01/25/2035	110	82
Citigroup Mortgage Loan Trust, Inc.
1.147% due 08/25/2035	1,190	827
Commercial Mortgage Pass-Through Certificates
0.571% due 02/05/2019	2,000	1,758
Countrywide Alternative Loan Trust
0.548% due 07/20/2046	282	110
0.557% due 05/25/2035	1,103	654
0.577% due 08/25/2046	252	55
0.597% due 09/25/2046	450	27
0.597% due 10/25/2046	275	76
0.607% due 07/25/2046	450	16
0.617% due 05/25/2036	264	56
0.628% due 09/20/2046	450	51
0.687% due 10/25/2046	450	29
0.697% due 06/25/2037	403	86
0.717% due 11/25/2035	94	24
0.767% due 12/25/2035	156	61
Countrywide Home Loan Mortgage Pass-Through Trust
0.637% due 02/25/2035	31	19
0.637% due 04/25/2035	668	373
0.647% due 04/25/2046	292	74
0.667% due 03/25/2035	506	299
0.687% due 03/25/2036	176	50
0.697% due 02/25/2036	174	44
0.807% due 09/25/2034	591	185
3.418% due 04/25/2035	1,287	782
5.203% due 02/25/2047	3,761	2,261
5.319% due 03/25/2037	3,598	2,195
Downey Savings & Loan Association Mortgage Loan Trust
0.658% due 11/19/2037	450	17
Greenpoint Mortgage Funding Trust
0.547% due 10/25/2046	450	60
0.547% due 12/25/2046	450	59
0.557% due 10/25/2046	107	0
0.577% due 06/25/2045	531	320
0.617% due 04/25/2036	258	57
0.667% due 09/25/2046	450	17
0.687% due 10/25/2046	450	55
GSR Mortgage Loan Trust
0.607% due 08/25/2046	319	54
Harborview Mortgage Loan Trust
0.598% due 09/19/2046	231	48
Homebanc Mortgage Trust
0.527% due 12/25/2036	494	344
Indymac Index Mortgage Loan Trust
0.547% due 11/25/2046	453	92
0.597% due 02/25/2037	450	52
JPMorgan Alternative Loan Trust
0.847% due 06/27/2037	5,709	4,667
JPMorgan Chase Commercial Mortgage Securities Corp.
0.725% due 07/15/2019	10,937	9,303
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	2,000	2,068
MASTR Adjustable Rate Mortgages Trust
0.647% due 05/25/2047	450	79
0.687% due 05/25/2047	450	58
MASTR Alternative Loans Trust
0.747% due 03/25/2036	1,908	638

Mellon Residential Funding Corp.
0.700% due 11/15/2031	432	403
Merrill Lynch Floating Trust
0.888% due 07/09/2021	1,400	1,293
Morgan Stanley Capital I
5.332% due 12/15/2043	7,400	7,590
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	12	13
Mortgage Equity Conversion Asset Trust
0.800% due 01/25/2042	2,638	2,547
0.810% due 05/25/2042	12,286	11,843
0.820% due 02/25/2042	415	400
0.840% due 10/25/2041	2,106	2,029
Opteum Mortgage Acceptance Corp.
0.607% due 07/25/2035	623	541
Prime Mortgage Trust
5.000% due 02/25/2019	183	184
RBSSP Resecuritization Trust
0.843% due 11/21/2035	9,407	8,781
Residential Accredit Loans, Inc.
0.547% due 12/25/2046	450	84
0.577% due 05/25/2037	359	88
0.617% due 05/25/2046	450	42
3.639% due 08/25/2035	296	118
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	395	403
Sequoia Mortgage Trust
0.698% due 10/19/2026	293	242
0.728% due 10/20/2027	66	58
Structured Adjustable Rate Mortgage Loan Trust
5.251% due 09/25/2035	4,347	3,397
Structured Asset Mortgage Investments, Inc.
0.647% due 08/25/2036	450	57
1.008% due 09/19/2032	114	97
Structured Asset Securities Corp.
0.847% due 12/25/2033	1,284	1,217
Thornburg Mortgage Securities Trust
0.463% due 07/25/2036	1,314	1,291
6.207% due 09/25/2037	446	426
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	1,618	1,470
WaMu Mortgage Pass-Through Certificates
0.567% due 07/25/2046	253	68
0.875% due 07/25/2044	427	211
1.047% due 12/25/2045	387	47
1.412% due 02/25/2046	1,134	768
2.386% due 03/25/2033	1,127	1,050
3.359% due 10/25/2046	5,479	3,568
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.597% due 07/25/2046	118	29
1.191% due 04/25/2047	344	90

Total Mortgage-Backed Securities (Cost $103,276)		92,632

ASSET-BACKED SECURITIES 5.0%
Amortizing Residential Collateral Trust
0.927% due 07/25/2032	25	22
1.047% due 10/25/2031	17	15
Amresco Residential Securities Mortgage Loan Trust
0.842% due 06/25/2028	338	244
0.902% due 06/25/2027	216	200
0.902% due 09/25/2027	584	423
0.977% due 09/25/2028	814	585

Argent Securities, Inc.
1.197% due 11/25/2034	2,500	1,865
Capital Auto Receivables Asset Trust
1.800% due 10/15/2012	840	847
Centex Home Equity
0.647% due 01/25/2032	29	22
Chase Issuance Trust
0.390% due 04/15/2013	1,021	1,020
4.260% due 05/15/2013	8,500	8,751
4.550% due 03/15/2013	4,000	4,082
CIT Group Home Equity Loan Trust
0.617% due 06/25/2033	90	76
Conseco Finance
1.850% due 05/15/2032	858	623
Countrywide Asset-Backed Certificates
0.687% due 06/25/2033	712	587
EMC Mortgage Loan Trust
1.097% due 08/25/2040	210	130
Franklin Auto Trust
1.928% due 06/20/2012	927	930
GSAA Trust
0.647% due 03/25/2037	654	342
0.647% due 05/25/2047	1,896	1,066
Home Equity Asset Trust
0.947% due 11/25/2032	3	2
Lehman XS Trust
0.577% due 06/25/2046	223	24
0.597% due 08/25/2046	192	0
0.667% due 11/25/2046	450	81
Morgan Stanley Mortgage Loan Trust
0.577% due 02/25/2037	174	65
0.707% due 04/25/2037	1,456	629
Quest Trust
1.247% due 06/25/2034	550	542
Renaissance Home Equity Loan Trust
1.107% due 12/25/2032	54	39
Residential Asset Mortgage Products, Inc.
0.747% due 06/25/2047	700	267
Salomon Brothers Mortgage Securities VII, Inc.
1.322% due 10/25/2028	835	749
SLM Student Loan Trust
1.816% due 04/25/2023	8,405	8,699
Specialty Underwriting & Residential Finance
1.027% due 01/25/2034	35	26
Structured Asset Securities Corp.
0.637% due 01/25/2033	34	30
United National Home Loan Owner Trust
7.410% due 03/25/2025	295	276
Wells Fargo Home Equity Trust
0.587% due 10/25/2035	100	99

Total Asset-Backed Securities (Cost $33,756)		33,358

SHORT-TERM INSTRUMENTS 12.9%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/01/2010	131	131

Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $136. Repurchase proceeds are $131.)
U.S. TREASURY BILLS 0.1%
0.158% due 08/26/2010 (c)(f)	488	488

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.046% due 07/15/2010 (d)	280	280

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 12.7%
	8,454,732	84,665

Total Short-Term Instruments (Cost $85,555)		85,564

Total Investments 140.6% (Cost $927,025)		$934,652
Written Options (h) (0.0%) (Premiums $1,108)		(475)
Other Assets and Liabilities (Net) (40.6%)		(269,577)

Net Assets 100.0%		$664,600

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal only security.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $460 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(d)	Securities with an aggregate market value of $280 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $26,863 at a weighted average interest rate of 0.194%. On June 30, 2010, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $433 and cash of $21 have been pledged as collateral. On June 30, 2010, there were no open futures contracts.

(g)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$172	$0	$172

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$4,003	$3,359	$520	$2,839
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051	11,000	1,473	1,143	330
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051	9,000	1,205	978	227
CMBX.NA AAA 4 Index	UBS	(0.350%	)	02/17/2051	4,000	536	440	96

						$6,573	$3,081	$3,492

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	$3,000	$1,940	$900	$1,040

(h)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/27/2010	10	$7	$31
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	10	6	0
Put - CME 1-Year Mid-Curve Eurodollar September Futures	97.375	09/10/2010	624	202	4

				$215	$35

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	$10,900	$53	$438
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	10,900	73	1
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	65,000	720	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	7,100	37	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	10	0

							$893	$440

(i)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2040	$36,000	$36,085	$36,473
Fannie Mae	4.000%	08/01/2040	1,000	1,002	1,010
Fannie Mae	4.500%	07/01/2040	29,000	29,855	30,065
Fannie Mae	5.500%	08/01/2040	8,000	8,582	8,560
Fannie Mae	6.000%	07/01/2025	1,000	1,078	1,084
Fannie Mae	6.000%	07/01/2040	19,000	20,514	20,609
Fannie Mae	6.000%	08/01/2040	2,000	2,165	2,164
Fannie Mae	6.500%	07/01/2040	8,000	8,705	8,764
Ginnie Mae	6.500%	07/01/2039	1,000	1,091	1,097

				$109,077	$109,826

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Government Agencies	$0	$717,295	$5,173	$722,468
U.S. Treasury Obligations	0	630	0	630
Mortgage-Backed Securities	0	75,333	17,299	92,632
Asset-Backed Securities	0	33,358	0	33,358
Short-Term Instruments	84,665	899	0	85,564

Investments, at value	$84,665	$827,515	$22,472	$934,652
Short Sales, at value	$0	$(109,826)	$0	$(109,826)
Financial Derivative Instruments (3)	$0	$3,189	$1,040	$4,229

Totals	$84,665	$720,878	$23,512	$829,055

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
U.S. Government Agencies	$192	$5,296	$0	$(368)	$53	$0	$0	$5,173	$53
Mortgage-Backed Securities	17,273	(177)	9	13	181	0	0	17,299	183

Investments, at value	$17,465	$5,119	$9	$(355)	$234	$0	$0	$22,472	$236
Financial Derivative Instruments (3)	$1,040	$0	$0	$0	$0	$0	$0	$1,040	$1

Totals	$18,505	$5,119	$9	$(355)	$234	$0	$0	$23,512	$237

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Municipal Bond Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.9%
American International Group, Inc.
4.250% due 05/15/2013	$600	$582
4.700% due 10/01/2010	1,400	1,407
4.950% due 03/20/2012	100	100
5.600% due 10/18/2016	100	92
8.175% due 05/15/2068	200	159
8.250% due 08/15/2018	900	916

Total Corporate Bonds & Notes (Cost $2,652)		3,256

MUNICIPAL BONDS & NOTES 96.5%
ALABAMA 1.4%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,351
Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,046

		5,397

ALASKA 0.7%
Alaska State Housing Finance Corp. Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 06/01/2032	540	545
Alaska State Industrial Development & Export Authority Revenue Notes, Series 2010
5.000% due 04/01/2012	250	267
Anchorage, Alaska General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,663

		2,475

ARIZONA 2.0%
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	5,349
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	2,000	2,045

		7,394

CALIFORNIA 14.6%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	759
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,609
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	6,445	7,127
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	8,051
5.625% due 07/01/2032	3,200	3,279
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,058
California State Imperial Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	740

California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,719
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	630
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (NPFGC-IBC Insured), Series 1999
5.875% due 01/15/2026	1,565	1,570
Garden Grove, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 12/15/2015	35	39
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	6,420	7,143
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,750	3,638
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	3,850	3,396
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,453
0.000% due 08/01/2016	1,400	1,111
Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	854
Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	957
4.800% due 09/01/2017	875	888
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	432
Sacramento County, California Sanitation District Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
5.250% due 12/01/2018	275	321
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,047
University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	1,500	1,658

		54,479

COLORADO 3.1%
Boulder County, Colorado Revenue Notes, Series 2009
5.000% due 07/15/2018	1,740	2,009
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2003
5.500% due 05/15/2030	1,375	1,450
Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	979
Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	15	16

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	10	10
6.750% due 04/01/2015	25	25
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,500	7,168

		11,657

DELAWARE 0.2%
Delaware State Transportation Authority Revenue Notes, Series 2010
4.000% due 09/01/2016	585	640

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Notes, Series 2009
5.000% due 04/01/2019	400	432

FLORIDA 5.0%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,270	1,297
Florida State JEA Water & Sewer System Revenue Bonds, (NPFGC Insured), Series 2006
3.606% due 10/01/2020	5,000	4,370
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	7,000	7,012
Miami-Dade County, Florida Revenue Bonds, Series 2009
5.500% due 10/01/2036	1,000	1,026
Miami-Dade County, Florida Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	764
Orange County, Florida Health Facilities Authority Revenue Bonds, (NPFGC Insured), Series 1996
6.250% due 10/01/2011	290	305
Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
4.556% due 10/01/2021	3,500	3,160
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	735	769

		18,703

GEORGIA 0.2%
Georgia State Municipal Electric Authority Revenue Bonds, (NPFGC-IBC Insured), Series 1997
6.500% due 01/01/2012	85	90
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	560	593

		683

HAWAII 0.1%
Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2017	300	349

ILLINOIS 9.6%
Chicago, Illinois Airport Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,230

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	628
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	309
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,379
Chicago, Illinois Waste & Water Revenue Bonds, (NPFGC Insured), Series 1998
0.000% due 01/01/2021	2,000	1,255
Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,177
Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (NPFGC-FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	2,075
Cook County, Illinois School District No. 63-East Maine General Obligation Notes, Series 2010
2.250% due 12/01/2013	110	112
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	128
0.000% due 12/01/2014	255	223
0.000% due 12/01/2015	1,885	1,574
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	122
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	173
Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	3,935	3,905
Illinois State Health Facilities Authority Revenue Bonds, (NPFGC Insured), Series 1992
6.250% due 09/01/2021	695	849
Illinois State Revenue Bonds, Series 2009
5.250% due 06/15/2034	2,000	2,057
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,108
5.000% due 06/15/2017	1,000	1,109
Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	819
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,897
Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	4,397
Northern Illinois State Municipal Power Agency Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 01/01/2018	1,000	1,091

Will & Kendall Counties, Illinois Community Consolidated School District No. 202 General Obligation Notes, Series 2010
3.000% due 01/01/2013	1,000	1,014
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,291

		35,922

INDIANA 3.7%
Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	173
4.500% due 01/15/2013	190	193
4.650% due 01/15/2014	210	213
4.750% due 01/15/2015	235	238
4.850% due 01/15/2016	295	298
Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	295
5.000% due 07/15/2010	95	95
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,678
Indiana State Finance Authority Revenue Bonds, Series 2009
5.000% due 02/01/2023	250	282
Indiana State IPS Multi-School Building Corp. Revenue Bonds, (NPFGC Insured), Series 2007
3.000% due 01/15/2026	6,800	5,595
Indiana State Tri-Creek School Building Corp. Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	1,029
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	845	925
Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	558
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,326
South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	410
5.200% due 02/01/2012	230	233
5.500% due 02/01/2015	180	182

		13,723

IOWA 0.4%
Des Moines, Iowa Independent Community School District Revenue Notes, Series 2010
5.000% due 06/01/2012	1,340	1,435

KANSAS 0.7%
Kansas State Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	547
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	582

Sedgwick County, Kansas Unified School District No. 259 General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 09/01/2016	1,000	1,139
Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	380	424

		2,692

KENTUCKY 0.2%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	565	567

LOUISIANA 0.9%
Louisiana State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
5.000% due 04/01/2019	270	286
Louisiana State St. Tammany Parish Revenue Notes, Series 2010
5.000% due 08/01/2016	615	685
5.000% due 08/01/2018	505	556
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,680	1,644

		3,171

MAINE 0.1%
Portland, Maine Revenue Bonds, (FSA Insured), Series 2010
5.000% due 01/01/2040	500	501

MARYLAND 0.3%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	1,250	1,149

MASSACHUSETTS 3.1%
Massachusetts State Department of Transportation Revenue Notes, Series 2010
4.000% due 01/01/2017	65	68
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	928
Massachusetts State Development Finance Agency Revenue Notes, Series 2009
2.875% due 10/01/2014	1,000	1,008
Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
2.000% due 01/01/2012	500	504
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
3.116% due 11/01/2019	5,090	4,606
3.126% due 11/01/2020	2,595	2,335
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	524
Massachusetts State Revenue Bonds, (NPFGC-FGIC Insured), Series 2004
2.543% due 01/01/2017	1,000	929
3.459% due 01/01/2016	750	711

		11,613

MICHIGAN 1.5%
Michigan State Building Authority Revenue Bonds, (FSA-CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,711
Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	1,700	1,702
Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,035
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,335	1,166

		5,614

MINNESOTA 0.6%
St. Cloud, Minnesota Revenue Bonds, (AGC Insured), Series 2008
5.500% due 05/01/2039	2,000	2,085

MISSOURI 1.5%
Lee’s Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	404
Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,927
Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,092
5.000% due 11/01/2015	540	567
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	356
Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	165	167
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,073

		5,586

NEW JERSEY 3.3%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.600% due 01/01/2012	430	428
6.000% due 11/01/2028	2,500	2,246
6.500% due 04/01/2018	645	677
6.500% due 04/01/2031	500	504
New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,531
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	4,820

		12,206

NEW MEXICO 1.4%
New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	5,000	5,248

NEW YORK 7.4%
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
3.486% due 09/01/2015	3,000	2,887
New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2001
5.250% due 11/01/2015	300	319
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,790
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.026% due 03/01/2020	3,900	2,973
3.076% due 03/01/2022	4,000	2,996
5.000% due 03/01/2031	4,145	4,224
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
3.086% due 03/01/2023	4,000	2,971
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	220	220
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	1,630	1,719
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,139
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	150	164

		27,402

NORTH CAROLINA 1.4%
Mecklenburg County, North Carolina General Obligation Bonds, Series 2009
5.000% due 03/01/2020	1,000	1,168
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	1,048
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2017	1,000	1,091
North Carolina State Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,998
North Carolina State Municipal Power Agency No. 1 Revenue Notes, Series 2008
5.250% due 01/01/2017	30	34

		5,339

OHIO 3.5%
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,500	4,720
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	339
5.875% due 06/01/2047	5,600	4,021

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	140	158
Ohio State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	3,145	3,643
Ohio State Higher Educational Facility Commission Revenue Notes, Series 2010
4.000% due 01/15/2013	150	158

		13,039

PENNSYLVANIA 2.8%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	781
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
3.000% due 05/15/2011	250	255
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	800	823
Pennsylvania State General Obligation Bonds, Series 2009
5.000% due 04/15/2020	5,000	5,779
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 08/01/2017	1,500	1,735
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	911

		10,284

PUERTO RICO 0.9%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
0.817% due 07/01/2019	3,000	2,513
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	150
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2010
5.375% due 08/01/2038	750	751

		3,414

RHODE ISLAND 0.6%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,060

SOUTH CAROLINA 1.0%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,587
Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	250	277
South Carolina State Jobs-Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 02/01/2038	1,000	1,046

		3,910

TENNESSEE 2.7%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	3,912
5.000% due 02/01/2024	1,400	1,358
5.000% due 02/01/2027	5,000	4,762

		10,032

TEXAS 14.7%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	94
Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,234
Fort Bend County, Texas General Obligation Bonds, (NPFGC Insured), Series 2007
4.750% due 03/01/2031	400	409
Godley, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,234
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 06/01/2012	4,000	4,290
Houston, Texas Airport System Revenue Bonds, (NPFGC-FGIC Insured), Series 1998
5.000% due 07/01/2025	3,000	2,950
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	975
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	165	168
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,065
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	13
North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,064
North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	933
San Antonio, Texas General Obligation Bonds, Series 2010
5.000% due 08/01/2019	10	12
Springtown, Texas Independent School District, General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	10,160	10,752
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	3,425	3,500
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,673
Texas State Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,007

Texas State Leander Independent School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	633
Texas State Lower Colorado River Authority Revenue Bonds, (NPFGC Insured), Series 2006
4.750% due 05/15/2029	7,000	7,096
Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	862
Texas State Lower Colorado River Authority Revenue Notes, Series 2010
5.000% due 05/15/2013	1,000	1,105
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,119
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	880
Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	5,020	5,316
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (e)	1,400	1,597
University of Texas Revenue Notes, Series 2010
5.000% due 08/15/2018	1,000	1,173
Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	623
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	150	175

		54,952

UTAH 0.2%
Utah State Intermountain Power Agency Revenue Bonds, (AMBAC Insured), Series 1993
0.000% due 07/01/2017	1,000	809

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,523

VIRGINIA 0.2%
Virginia State Housing Development Authority Revenue Bonds, (NPFGC Insured), Series 2001
5.350% due 07/01/2031	845	850

WASHINGTON 3.5%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2028	2,500	2,647
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,091
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,779

Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	830	868
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,224
Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,322

		12,931

WISCONSIN 2.5%
Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	104
5.000% due 06/01/2019	100	104
5.000% due 06/01/2020	100	104
5.100% due 06/01/2021	100	104
5.100% due 06/01/2022	100	104
5.100% due 06/01/2023	100	103
Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	5,431
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	607
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
4.700% due 11/01/2012	315	320
5.350% due 11/01/2022	1,210	1,236
Wisconsin State Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.700% due 05/01/2012	1,175	1,196

		9,413

Total Municipal Bonds & Notes (Cost $358,416)		359,679

MORTGAGE-BACKED SECURITIES 1.1%
Countrywide Alternative Loan Trust
1.921% due 11/25/2035	2,214	1,172
2.461% due 11/25/2035	2,400	1,302
Residential Accredit Loans, Inc.
0.497% due 02/25/2047	4,202	1,844

Total Mortgage-Backed Securities (Cost $5,588)		4,318

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 07/01/2010	2,096	2,096

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $2,140. Repurchase proceeds are $2,096.)
U.S. TREASURY BILLS 0.8%
0.156% due 07/29/2010 - 09/02/2010 (a)(c)	3,170	3,169

Total Short-Term Instruments (Cost $5,265)		5,265

Total Investments 99.9% (Cost $371,921)		$372,518
Other Assets and Liabilities (Net) 0.1%		281

Net Assets 100.0%		$372,799

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Security becomes interest bearing at a future date.

(c)	Securities with an aggregate market value of $3,169 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(d)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008	GSC	0.530%	06/20/2018	2.030%	$5,000	$(421)	$0	$(421)
Bay Area, California Toll Authority Revenue Bonds, Series 2006	GSC	0.700%	06/20/2018	2.820%	5,000	(530)	0	(530)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001	GSC	0.640%	06/20/2018	2.490%	5,000	(484)	0	(484)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GSC	0.650%	06/20/2018	3.070%	5,000	(587)	0	(587)
San Antonio, Texas Revenue Bonds, Series 2005	GSC	0.700%	06/20/2018	2.090%	5,000	(386)	0	(386)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008	GSC	0.880%	06/20/2018	2.530%	5,000	(431)	0	(431)
Washington State Energy Northwest Revenue Notes, Series 2008	GSC	0.700%	06/20/2018	2.460%	5,000	(465)	0	(465)

						$(3,304)	$0	$(3,304)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(e)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,487	$1,597	0.43%

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$3,256	$0	$3,256
Municipal Bonds & Notes
Alabama	0	5,397	0	5,397
Alaska	0	2,475	0	2,475
Arizona	0	7,394	0	7,394
California	0	54,479	0	54,479
Colorado	0	11,657	0	11,657
Delaware	0	640	0	640
District of Columbia	0	432	0	432
Florida	0	18,703	0	18,703
Georgia	0	683	0	683
Hawaii	0	349	0	349
Illinois	0	35,922	0	35,922
Indiana	0	13,723	0	13,723
Iowa	0	1,435	0	1,435
Kansas	0	2,692	0	2,692
Kentucky	0	567	0	567
Louisiana	0	3,171	0	3,171
Maine	0	501	0	501
Maryland	0	1,149	0	1,149
Massachusetts	0	11,613	0	11,613
Michigan	0	5,614	0	5,614
Minnesota	0	2,085	0	2,085
Missouri	0	5,586	0	5,586
New Jersey	0	12,206	0	12,206
New Mexico	0	5,248	0	5,248
New York	0	27,402	0	27,402
North Carolina	0	5,339	0	5,339
Ohio	0	13,039	0	13,039
Pennsylvania	0	10,284	0	10,284
Puerto Rico	0	3,414	0	3,414
Rhode Island	0	2,060	0	2,060
South Carolina	0	3,910	0	3,910
Tennessee	0	10,032	0	10,032
Texas	0	54,952	0	54,952
Utah	0	809	0	809
Virgin Islands	0	1,523	0	1,523
Virginia	0	850	0	850
Washington	0	12,931	0	12,931
Wisconsin	0	9,413	0	9,413
Mortgage-Backed Securities	0	4,318	0	4,318
Short-Term Instruments	0	5,265	0	5,265

Investments, at value	$0	$372,518	$0	$372,518
Financial Derivative Instruments (3)	$0	$0	$(3,304)	$(3,304)

Totals	$0	$372,518	$(3,304)	$369,214

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Financial Derivative Instruments (3)	$(2,183)	$0	$0	$0	$(1,121)	$0	$0	$(3,304)	$(1,121)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

MuniGO Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 97.3%
ALABAMA 2.7%
Alabama State General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2017	$730	$850

CALIFORNIA 17.9%
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	1,800	1,991
California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	250	280
California State William S. Hart Union High School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	100	102
Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	1,000	542
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	500	498
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	500	449
Napa Valley, California Unified School District General Obligation Notes, Series 2009
5.500% due 08/01/2018	125	146
5.500% due 08/01/2019	150	175
Nevada, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2019	525	583
San Bernardino, California Community College District General Obligation Notes, Series 2009
0.000% due 08/01/2016	320	252
San Rafael, California City High School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2027	325	333
Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	500	210

		5,561

FLORIDA 4.5%
Florida State Board of Education General Obligation Bonds, Series 2005
5.000% due 01/01/2016	220	247
Florida State Board of Education General Obligation Bonds, Series 2008
5.000% due 06/01/2020	500	556
Florida State Board of Education General Obligation Notes, Series 2009
5.000% due 06/01/2018	500	578

		1,381

GEORGIA 4.1%
Douglasville, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 02/01/2019	590	689
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	500	582

		1,271

ILLINOIS 4.3%
Chicago, Illinois Board of Education General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 12/01/2019	500	555
Chicago, Illinois General Obligation Bonds, Series 2008
5.250% due 01/01/2021	100	111
Cook County, Illinois General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2017	100	110
Cook County, Illinois School District No. 63-East Maine General Obligation Notes, Series 2010
4.000% due 12/01/2015	500	543

		1,319

LOUISIANA 1.6%
Louisiana State General Obligation Notes, Series 2009
5.000% due 05/01/2018	445	513

MASSACHUSETTS 5.5%
Malden, Massachusetts General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 10/15/2020	560	635
Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 2001
5.500% due 11/01/2019	150	181
Massachusetts State General Obligation Bonds, Series 2002
5.500% due 08/01/2018	250	300
Massachusetts State General Obligation Notes, Series 2010
5.000% due 06/01/2017	500	579

		1,695

MINNESOTA 1.9%
Minnesota State General Obligation Bonds, Series 2006
5.000% due 11/01/2016	500	586

MISSISSIPPI 3.0%
De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	300	348
Mississippi State General Obligation Bonds, Series 2002
5.500% due 12/01/2018	125	150
Mississippi State General Obligation Bonds, Series 2008
5.000% due 10/01/2021	375	424

		922

NEVADA 1.8%
Clark County, Nevada School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 06/15/2021	500	549

NEW YORK 5.6%
East Islip, New York Union Free School District General Obligation Notes, Series 2010
4.000% due 06/15/2016	500	551
Monroe County, New York General Obligation Notes, (AGC Insured), Series 2009
4.000% due 06/01/2012	100	105
New York City, New York General Obligation Bonds, Series 2008
5.250% due 09/01/2020	150	171
New York City, New York General Obligation Notes, Series 2010
5.000% due 06/01/2016	500	570
Somers, New York Central School District General Obligation Notes, Series 2009
5.000% due 07/15/2019	300	350

		1,747

NORTH CAROLINA 2.6%
Mecklenburg County, North Carolina General Obligation Bonds, Series 2009
5.000% due 03/01/2020	680	794

OHIO 11.7%
Cincinnati, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2020	150	170
Dayton, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2019	500	561
Ohio State General Obligation Bonds, Series 2002
5.500% due 02/01/2020	500	598
Ohio State General Obligation Notes, Series 2009
5.000% due 09/15/2016	1,000	1,156
Ohio State General Obligation Notes, Series 2010
5.000% due 08/01/2016	1,000	1,155

		3,640

OREGON 2.7%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 06/15/2018	700	827

SOUTH CAROLINA 3.4%
Charleston County, South Carolina General Obligation Notes, Series 2009
5.500% due 08/01/2019	500	613
Fort Mill, South Carolina School District No. 4 General Obligation Bonds, Series 2009
5.000% due 03/01/2021	380	434

		1,047

TENNESSEE 2.7%
Memphis, Tennessee General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 10/01/2018	700	830

TEXAS 15.9%
Carroll, Texas Independent School District General Obligation Notes, Series 2009
5.250% due 02/15/2019	500	587
Harris County, Texas General Obligation Bonds, Series 2008
5.000% due 10/01/2019	500	595
Harris County, Texas General Obligation Bonds, Series 2009
5.000% due 10/01/2021	500	577
Houston, Texas General Obligation Bonds, Series 1998
5.500% due 03/01/2017	500	596
Houston, Texas Water and Sewer Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2019	350	253
Mesquite, Texas Independent School District General Obligation Notes, Series 2009
5.000% due 08/15/2017	200	229
Pharr San-Juan Alamo, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.500% due 02/01/2019	100	115
Spring Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/01/2038	250	266
Spring Branch, Texas Independent School District General Obligation Notes, Series 2009
5.000% due 02/01/2016	750	856
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2021	250	285
Texas State General Obligation Bonds, Series 2010
5.000% due 10/01/2017 (a)	500	583

		4,942

WASHINGTON 3.5%
Washington State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	400	460
5.000% due 01/01/2021	150	170
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	400	453

		1,083

WISCONSIN 1.9%
Milwaukee, Wisconsin General Obligation Bonds, Series 2001
5.000% due 06/15/2019	500	578

Total Municipal Bonds & Notes (Cost $29,330)		30,135

SHORT-TERM INSTRUMENTS 3.3%
REPURCHASE AGREEMENTS 3.3%
State Street Bank and Trust Co.
0.010% due 07/01/2010	1,036	1,036

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,062. Repurchase proceeds are $1,036.)
Total Short-Term Instruments (Cost $1,036)		1,036

Total Investments 100.6% (Cost $30,366)		$31,171
Other Assets and Liabilities (Net) (0.6%)		(193)

Net Assets 100.0%		$30,978

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Municipal Bonds & Notes
Alabama	$0	$850	$0	$850
California	0	5,561	0	5,561
Florida	0	1,381	0	1,381
Georgia	0	1,271	0	1,271
Illinois	0	1,319	0	1,319
Louisiana	0	513	0	513
Massachusetts	0	1,695	0	1,695
Minnesota	0	586	0	586
Mississippi	0	922	0	922
Nevada	0	549	0	549
New York	0	1,747	0	1,747
North Carolina	0	794	0	794
Ohio	0	3,640	0	3,640
Oregon	0	827	0	827
South Carolina	0	1,047	0	1,047
Tennessee	0	830	0	830
Texas	0	4,942	0	4,942
Washington	0	1,083	0	1,083
Wisconsin	0	578	0	578
Short-Term Instruments	0	1,036	0	1,036

Investments, at value	$0	$31,171	$0	$31,171

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

New York Municipal Bond Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.5%
American International Group, Inc.
4.250% due 05/15/2013	$150	$146
4.700% due 10/01/2010	300	301
5.600% due 10/18/2016	100	92
SLM Corp.
0.546% due 10/25/2011	50	47
4.500% due 07/26/2010	300	301

Total Corporate Bonds & Notes (Cost $814)		887

MUNICIPAL BONDS & NOTES 97.7%
CALIFORNIA 0.6%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	275	239
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	882

		1,121

ILLINOIS 0.3%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	606

NEW YORK 92.0%
Amherst, New York Development Corp. Revenue Notes, (FSA Insured), Series 2010
4.000% due 10/01/2016	1,135	1,202
Babylon, New York Industrial Development Agency Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,092
Buffalo, New York Fiscal Stability Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,180
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	85
Erie County, New York General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,045
Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,073
Genesee County, New York General Obligation Notes, Series 2010
2.500% due 04/15/2011	500	507
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,920	3,964
Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,495	1,560
Long Island, New York Power Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,062
Long Island, New York Power Authority Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,260
Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,643

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
3.486% due 09/01/2015	500	481
Nassau County, New York General Obligation Notes, Series 2009
4.000% due 06/01/2011	1,000	1,028
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2008
0.100% due 01/01/2042	1,200	1,200
Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,316
New Rochelle, New York City School District General Obligation Notes, (AGC Insured), Series 2010
5.000% due 12/01/2017	1,000	1,169
New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
3.273% due 08/01/2016	2,500	2,427
New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2018	500	554
New York City, New York General Obligation Bonds, Series 1993
0.130% due 08/01/2020	1,100	1,100
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,906
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,085
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,115
5.000% due 10/01/2019	2,300	2,562
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	500	559
5.375% due 04/01/2036	2,660	2,870
New York City, New York General Obligation Notes, (NPFGC-IBC Insured), Series 2002
5.750% due 08/01/2011	250	263
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	258
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	578
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	437
5.000% due 01/01/2046	1,500	1,305
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.076% due 03/01/2022	1,400	1,048
5.000% due 03/01/2031	750	764
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
3.086% due 03/01/2023	2,350	1,745
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	235	236

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	738
5.500% due 01/01/2016	1,000	1,075
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
2.906% due 03/01/2016	2,425	2,005
New York City, New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	2,895
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	1,000	1,017
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,143
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	525
5.000% due 06/15/2040	2,660	2,803
5.250% due 06/15/2040	1,000	1,077
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	1,000	1,114
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	548
5.250% due 02/01/2029	1,500	1,535
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.000% due 01/15/2020	5,000	5,572
New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	637
New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2013	1,000	1,126
New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	200	226
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.130% due 04/01/2027	100	100
0.180% due 04/01/2027	750	750
5.000% due 04/01/2028	2,540	2,735
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
5.000% due 01/01/2034	2,000	2,128
New York State Brooklyn Arena Local Development Corp. Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	773
New York State Dormitory Authority Revenue Bonds, (BHAC-CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,064
New York State Dormitory Authority Revenue Bonds, (BHAC-CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,104
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	165	174
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 1999
4.750% due 08/15/2022	25	25

New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2030	750	772
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,119
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	150
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	436
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	773
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,149
5.000% due 07/01/2026	500	505
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,073
5.000% due 02/15/2037	2,000	2,035
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,666
5.000% due 07/01/2038	1,000	1,043
6.125% due 12/01/2029	500	500
6.250% due 12/01/2037	350	342
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,054
5.500% due 05/01/2037	400	413
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	475
New York State Dormitory Authority Revenue Notes, (NPFGC Insured), Series 2002
5.000% due 10/01/2012	500	542
New York State Dormitory Authority Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 07/01/2011	250	260
New York State Dormitory Authority Revenue Notes, (NPFGC-FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,047
New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	860
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,894
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,000	1,107
5.000% due 07/01/2015	1,000	1,125
5.000% due 12/15/2016	2,000	2,327
5.000% due 07/01/2017	2,000	2,225
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,133
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	898
5.000% due 07/01/2016	1,000	1,097

New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	1,011
5.000% due 06/15/2014	400	434
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,206
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,479
New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/15/2032	1,250	1,305
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,414
New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	543
New York State Housing Finance Agency Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,041
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	315	354
New York State Metropolitan Transportation Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	204
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2018	1,000	1,182
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,018
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,614
New York State Port Authority of New York & New Jersey Revenue Bonds, (FSA Insured), Series 2006
4.750% due 12/01/2026	3,000	3,065
New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	548
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,129
New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	2,000	2,043
4.750% due 01/01/2030	1,000	1,014
New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	564
New York State Thruway Authority Revenue Notes, (NPFGC Insured), Series 2002
5.250% due 04/01/2011	500	518
5.500% due 04/01/2012	260	281
New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,068

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	3,610	4,035
5.000% due 11/15/2037	2,000	2,094
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	500	536
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,687
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,278
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	512
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	550	594
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2015	1,000	1,162
New York State Urban Development Corp. Revenue Notes, Series 2010
4.000% due 01/01/2016	2,000	2,147
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	481
Oneida County, New York Industrial Development Agency, Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,813
Onondaga, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	289
Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	560
Rensselaer, New York Municipal Leasing Corp. Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,038
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	412
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,607
Suffolk County, New York Industrial Development Agency Revenue Bonds, Series 2000
5.000% due 03/01/2026	1,075	1,095
Tompkins County, New York Industrial Development Agency Revenue Notes, Series 2008
5.000% due 07/01/2017	500	582
Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	529
Troy, New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	1,000	1,019
Yonkers, New York General Obligation Notes, Series 2010
2.000% due 11/15/2011	1,305	1,317
Yonkers, New York Industrial Development Agency Revenue Bonds, Series 2001
5.000% due 06/01/2015	575	637

		162,047

PUERTO RICO 4.2%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
0.817% due 07/01/2019	3,650	3,057
0.837% due 07/01/2020	1,000	832
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	275
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,263
Puerto Rico Electric Power Authority Revenue Bonds, (XLCA Insured), Series 2002
5.375% due 07/01/2016	305	339
Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,330
Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	211

		7,307

TEXAS 0.4%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	685

VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	254

Total Municipal Bonds & Notes (Cost $164,506)		172,020

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS 0.9%
State Street Bank and Trust Co.
0.010% due 07/01/2010	1,488	1,488

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,519. Repurchase proceeds are $1,488.)
Total Short-Term Instruments (Cost $1,488)		1,488

Total Investments 99.1% (Cost $166,808)		$174,395
Other Assets and Liabilities (Net) 0.9%		1,669

Net Assets 100.0%		$176,064

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$887	$0	$887
Municipal Bonds & Notes
California	0	1,121	0	1,121
Illinois	0	606	0	606
New York	0	162,047	0	162,047
Puerto Rico	0	7,307	0	7,307
Texas	0	685	0	685
Virgin Islands	0	254	0	254
Short-Term Instruments	0	1,488	0	1,488

Investments, at value	$0	$174,395	$0	$174,395

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Real Income 2019 FundTM

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 92.7%
Treasury Inflation Protected Securities (b)
0.625% due 04/15/2013	$141	$144
1.250% due 04/15/2014	124	129
1.375% due 07/15/2018	414	430
1.375% due 01/15/2020	265	272
1.625% due 01/15/2015	444	469
1.625% due 01/15/2018	458	483
1.875% due 07/15/2013	588	622
1.875% due 07/15/2015	403	433
1.875% due 07/15/2019	541	581
2.000% due 04/15/2012	129	134
2.000% due 01/15/2014	454	484
2.000% due 07/15/2014	509	547
2.000% due 01/15/2016	456	492
2.125% due 01/15/2019	433	473
2.375% due 04/15/2011	132	134
2.375% due 01/15/2017	508	562
2.500% due 07/15/2016	410	457
2.625% due 07/15/2017	452	511
3.000% due 07/15/2012	376	400
3.375% due 01/15/2012	467	492
3.500% due 01/15/2011	238	242
3.625% due 04/15/2028	20	26

Total U.S. Treasury Obligations (Cost $8,392)		8,517

SHORT-TERM INSTRUMENTS 6.7%
REPURCHASE AGREEMENTS 1.2%
State Street Bank and Trust Co.
0.010% due 07/01/2010	112	112

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $116. Repurchase proceeds are $112.)
U.S. TREASURY BILLS 5.5%
0.121% due 07/01/2010 - 12/02/2010 (a)	500	500

Total Short-Term Instruments (Cost $612)		612

Total Investments 99.4% (Cost $9,004)		$9,129
Other Assets and Liabilities (Net) 0.6%		57

Net Assets 100.0%		$9,186

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield.

(b)	Principal amount of security is adjusted for inflation.

(c)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Treasury Obligations	$0	$8,517	$0	$8,517
Short-Term Instruments	0	612	0	612

Investments, at value	$0	$9,129	$0	$9,129

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Real Income 2029 FundTM

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 97.2%
Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$52	$53
1.250% due 04/15/2014	52	54
1.375% due 07/15/2018	177	184
1.375% due 01/15/2020	353	362
1.625% due 01/15/2015	228	241
1.625% due 01/15/2018	104	110
1.750% due 01/15/2028	255	259
1.875% due 07/15/2013	249	264
1.875% due 07/15/2015	67	72
1.875% due 07/15/2019	245	263
2.000% due 04/15/2012	43	45
2.000% due 01/15/2014	124	132
2.000% due 07/15/2014	162	174
2.000% due 01/15/2016	148	160
2.000% due 01/15/2026	371	393
2.125% due 01/15/2019	138	151
2.375% due 04/15/2011	66	67
2.375% due 01/15/2017	108	119
2.375% due 01/15/2025	335	373
2.375% due 01/15/2027	269	299
2.500% due 07/15/2016	97	108
2.500% due 01/15/2029	295	334
2.625% due 07/15/2017	137	154
3.000% due 07/15/2012	73	77
3.375% due 01/15/2012	49	52
3.500% due 01/15/2011	125	127
3.625% due 04/15/2028	216	280
3.875% due 04/15/2029	285	384

Total U.S. Treasury Obligations (Cost $5,139)		5,291

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS 2.1%
State Street Bank and Trust Co.
0.010% due 07/01/2010	115	115

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $121. Repurchase proceeds are $115.)
Total Short-Term Instruments (Cost $115)		115

Total Investments 99.3% (Cost $5,254)		$5,406
Other Assets and Liabilities (Net) 0.7%		39

Net Assets 100.0%		$5,445

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Treasury Obligations	$0	$5,291	$0	$5,291
Short-Term Instruments	0	115	0	115

Investments, at value	$0	$5,406	$0	$5,406

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Real Return Asset Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 10.8%
BANKING & FINANCE 9.6%
Ally Financial, Inc.
6.875% due 09/15/2011		$1,600	$1,621
6.875% due 08/28/2012		2,500	2,496
American Honda Finance Corp.
1.289% due 06/20/2011		26,700	26,860
American International Group, Inc.
0.414% due 10/18/2011		2,000	1,888
4.700% due 10/01/2010		7,000	7,035
5.750% due 03/15/2067	GBP	3,850	3,308
5.850% due 01/16/2018		$2,000	1,798
8.175% due 05/15/2068		4,500	3,589
ANZ National International Ltd.
0.900% due 08/19/2014		10,000	10,088
6.200% due 07/19/2013		8,600	9,537
Banco do Brasil S.A.
4.500% due 01/22/2015		4,000	4,060
Bank of Scotland PLC
0.597% due 12/08/2010		2,500	2,496
Barclays Bank PLC
0.247% due 08/09/2010		26,730	24,242
7.434% due 09/29/2049		1,200	1,080
Bear Stearns Cos. LLC
0.646% due 08/15/2011		900	901
Caelus Re Ltd.
6.788% due 06/07/2011		1,000	971
Citigroup, Inc.
6.125% due 05/15/2018		1,100	1,151
Commonwealth Bank of Australia
1.038% due 06/25/2014		16,100	16,192
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		1,000	1,064
FCE Bank PLC
7.125% due 01/16/2012	EUR	2,000	2,476
Ford Motor Credit Co. LLC
3.048% due 01/13/2012		$2,000	1,945
7.250% due 10/25/2011		4,800	4,933
7.500% due 08/01/2012		8,100	8,288
7.800% due 06/01/2012		1,700	1,752
9.750% due 09/15/2010		4,163	4,215
Foundation Re II Ltd.
7.195% due 11/26/2010		2,000	1,912
Green Valley Ltd.
4.240% due 01/10/2011	EUR	700	857
ING Bank NV
0.928% due 01/13/2012		$6,800	6,842
International Lease Finance Corp.
6.625% due 11/15/2013		2,100	1,958
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,028	861
6.875% due 05/02/2018 (a)		$3,600	751
7.500% due 05/11/2038 (a)		10,000	17
Lloyds TSB Bank PLC
12.000% due 12/29/2049		6,300	6,339
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		5,000	5,292
Merna Reinsurance Ltd.
0.940% due 07/07/2010		4,500	4,499
Metropolitan Life Global Funding I
1.664% due 09/17/2012		26,100	26,203

Morgan Stanley
0.754% due 10/18/2016		700	610
1.029% due 03/01/2013	EUR	100	115
2.930% due 05/14/2013		$4,400	4,419
National Rural Utilities Cooperative Finance Corp.
1.066% due 07/01/2010		37,000	37,000
Pacific Life Global Funding
5.150% due 04/15/2013		1,600	1,679
Pearson Dollar Finance PLC
5.700% due 06/01/2014		2,500	2,737
Pricoa Global Funding I
0.737% due 09/27/2013		9,600	9,184
SLM Corp.
5.000% due 10/01/2013		6,500	6,220
Vita Capital III Ltd.
1.411% due 01/01/2012		1,600	1,554
Westpac Banking Corp.
0.817% due 09/10/2014		3,000	3,006

			266,041

INDUSTRIALS 1.2%
DISH DBS Corp.
6.375% due 10/01/2011		2,000	2,070
Gaz Capital S.A. for Gazprom
7.343% due 04/11/2013		800	850
8.146% due 04/11/2018		1,500	1,644
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,065
8.375% due 07/15/2015		2,050	2,270
Mohawk Industries, Inc.
6.875% due 01/15/2016		7,000	7,158
Rexam PLC
6.750% due 06/01/2013		2,900	3,129
Southwest Airlines Co.
5.125% due 03/01/2017		2,000	2,034
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	3,127
Tyco Electronics Group S.A.
5.950% due 01/15/2014		6,000	6,643
WM Wrigley Jr. Co.
1.912% due 06/28/2011		3,000	3,000

			33,990

UTILITIES 0.0%
BP Capital Markets PLC
0.667% due 04/11/2011		500	478

Total Corporate Bonds & Notes (Cost $308,903)			300,509

CONVERTIBLE BONDS & NOTES 0.1%
Host Hotels & Resorts LP
2.625% due 04/15/2027		3,000	2,858

Total Convertible Bonds & Notes (Cost $2,877)			2,858

MUNICIPAL BONDS & NOTES 2.8%
California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035		7,000	7,265
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040		15,000	15,539

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	20,000	21,864
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	785
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	7,000	7,544
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	2,000	2,062
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	18,000	19,750
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	500	489
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	1,300	982
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,710	1,276

Total Municipal Bonds & Notes (Cost $73,363)		77,556

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
1.621% due 09/01/2044	198	198
1.627% due 10/01/2044	281	278
2.803% due 01/01/2028	1,369	1,428
3.076% due 09/01/2034	1,189	1,212
3.155% due 09/01/2035	17,999	18,714
4.255% due 04/01/2024	32	34
4.680% due 12/01/2036	7,681	8,026
5.000% due 02/25/2017 - 04/25/2033	13,098	14,248
Freddie Mac
0.627% due 09/25/2031	98	93
0.700% due 12/15/2030	3,504	3,504
0.707% due 10/25/2029	759	741
3.607% due 07/01/2035	906	933
3.720% due 05/01/2035	1,104	1,130
5.000% due 11/15/2017 - 01/15/2018	1,750	1,812
Ginnie Mae
3.125% due 12/20/2023	1,230	1,261
3.375% due 03/20/2026	1,037	1,064
3.625% due 08/20/2023	1,216	1,250
4.375% due 05/20/2028	1,196	1,237
Small Business Administration
5.902% due 02/10/2018	803	893
Tennessee Valley Authority
5.250% due 09/15/2039	1,500	1,669

Total U.S. Government Agencies (Cost $56,114)		59,725

U.S. TREASURY OBLIGATIONS 99.1%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	277,583	282,267
2.000% due 01/15/2026	273,092	289,435
2.125% due 02/15/2040	92,386	101,611
2.375% due 01/15/2025 (g)	373,428	415,176

2.375% due 01/15/2027 (h)	217,789	241,780
2.500% due 01/15/2029	262,288	297,389
3.375% due 04/15/2032	95,710	124,931
3.625% due 04/15/2028 (h)	328,541	426,154
3.875% due 04/15/2029	331,444	445,948
U.S. Treasury Notes
2.125% due 05/31/2015	1,900	1,934
2.750% due 05/31/2017	8,300	8,482
3.125% due 05/15/2019	8,500	8,686
3.500% due 05/15/2020 (g)	38,300	40,131
3.625% due 08/15/2019 (g)	28,300	29,956
3.625% due 02/15/2020	43,000	45,483

Total U.S. Treasury Obligations (Cost $2,646,093)		2,759,363

MORTGAGE-BACKED SECURITIES 5.5%
Adjustable Rate Mortgage Trust
5.340% due 11/25/2035	1,107	871
5.371% due 01/25/2036	1,010	851
American Home Mortgage Assets
1.332% due 11/25/2046	12,626	5,802
Arkle Master Issuer PLC
1.534% due 05/17/2060	13,100	13,025
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	2,500	2,422
5.928% due 05/10/2045	1,530	1,623
5.935% due 02/10/2051	2,500	2,615
Banc of America Funding Corp.
5.743% due 03/20/2036	1,269	1,031
Banc of America Large Loan, Inc.
0.860% due 08/15/2029	497	454
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	866	828
2.560% due 08/25/2035	2,277	2,153
2.760% due 03/25/2035	3,052	2,830
2.934% due 03/25/2035	881	814
3.478% due 01/25/2035	1,104	1,068
4.069% due 11/25/2034	574	542
4.999% due 01/25/2035	459	464
Bear Stearns Alt-A Trust
5.042% due 08/25/2036	2,565	765
5.496% due 11/25/2036	1,346	837
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	10	10
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	640	654
Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035	215	197
2.510% due 08/25/2035	1,099	970
2.820% due 12/25/2035	198	175
2.890% due 12/25/2035	755	389
3.157% due 08/25/2035	1,220	1,058
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	1,400	1,423
Commercial Mortgage Pass-Through Certificates
0.850% due 02/16/2034	3,868	3,817
6.010% due 12/10/2049	340	352
Countrywide Alternative Loan Trust
0.542% due 12/20/2046	4,145	2,049
1.412% due 12/25/2035	1,056	603
5.787% due 02/25/2037	663	463
6.000% due 01/25/2037	966	640

Countrywide Home Loan Mortgage Pass-Through Trust
0.687% due 06/25/2035		551	452
3.506% due 04/20/2035		567	535
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		1,500	1,376
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		1,400	1,331
EMF-NL
1.444% due 04/17/2041	EUR	4,000	4,035
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043		$209	209
GMAC Mortgage Corp. Loan Trust
3.159% due 06/19/2035		1,592	1,275
5.254% due 11/19/2035		920	786
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		414	421
GSR Mortgage Loan Trust
2.943% due 09/25/2035		2,292	2,155
Harborview Mortgage Loan Trust
0.478% due 04/19/2038		3,456	1,753
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		2,780	2,754
5.794% due 02/12/2051		3,500	3,549
JPMorgan Mortgage Trust
4.860% due 04/25/2035		642	608
5.407% due 11/25/2035		1,049	940
5.500% due 10/25/2035		848	714
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		420	419
5.430% due 02/15/2040		700	704
5.866% due 09/15/2045		1,200	1,212
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,169	1,204
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		500	462
5.485% due 03/12/2051		1,200	1,151
5.700% due 09/12/2049		1,100	1,098
MLCC Mortgage Investors, Inc.
2.241% due 12/25/2034		466	441
2.258% due 04/25/2035		502	468
Morgan Stanley Capital I
5.447% due 02/12/2044		650	647
5.692% due 04/15/2049		1,400	1,354
6.075% due 06/11/2049		2,300	2,341
Prime Mortgage Trust
5.000% due 02/25/2019		268	270
Residential Accredit Loans, Inc.
0.527% due 06/25/2046		369	154
Residential Asset Securitization Trust
0.747% due 01/25/2046		2,626	1,184
0.797% due 12/25/2036		743	250
6.250% due 10/25/2036		916	518
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		1,931	1,982
Sovereign Commercial Mortgage Securities Trust
5.842% due 07/22/2030		1,865	1,933
Structured Adjustable Rate Mortgage Loan Trust
5.465% due 07/25/2035		639	572
Structured Asset Mortgage Investments, Inc.
0.537% due 07/25/2046		7,650	4,276
TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037		5,573	5,171

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	423	407
0.473% due 06/25/2037	23,872	23,182
Wachovia Mortgage Loan Trust LLC
5.426% due 10/20/2035	795	735
WaMu Mortgage Pass-Through Certificates
0.617% due 12/25/2045	282	212
0.637% due 07/25/2045	84	66
0.667% due 08/25/2045	200	156
1.121% due 02/25/2047	18,216	10,565
1.421% due 08/25/2046	1,355	818
5.338% due 02/25/2037	18,605	13,767

Total Mortgage-Backed Securities (Cost $152,381)		152,407

ASSET-BACKED SECURITIES 10.6%
Aames Mortgage Investment Trust
0.497% due 08/25/2035	81	81
Access Group, Inc.
1.616% due 10/27/2025	25,502	26,157
ACE Securities Corp.
0.397% due 12/25/2036	661	599
0.407% due 10/25/2036	103	64
AMMC CDO
0.722% due 05/03/2018	600	565
ARES CLO Funds
0.764% due 03/12/2018	4,551	4,372
Asset-Backed Funding Certificates
0.407% due 01/25/2037	62	61
Bank of America Auto Trust
1.160% due 02/15/2012	7,612	7,622
Bank One Issuance Trust
0.480% due 03/15/2014	2,000	1,998
Bear Stearns Asset-Backed Securities Trust
1.347% due 10/25/2037	2,354	1,824
Carrington Mortgage Loan Trust
0.397% due 01/25/2037	112	106
0.447% due 06/25/2037	3,951	3,511
Chase Issuance Trust
0.370% due 03/15/2013	11,800	11,791
0.370% due 10/15/2013	2,000	1,996
0.390% due 10/15/2012	14,900	14,899
0.800% due 09/17/2012	14,800	14,810
2.037% due 09/15/2015	15,000	15,561
Citigroup Mortgage Loan Trust, Inc.
0.407% due 05/25/2037	1,289	1,170
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	1,103	1,084
0.397% due 05/25/2047	455	443
0.397% due 06/25/2047	111	107
0.417% due 06/25/2047	1,458	1,394
1.247% due 10/25/2047	870	594
Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036	139	125
Ford Credit Auto Owner Trust
1.770% due 06/15/2012	11,127	11,191
Fremont Home Loan Trust
0.407% due 01/25/2037	563	475
HSBC Home Equity Loan Trust
1.148% due 11/20/2036	1,713	1,679
MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036	19	19

Morgan Stanley ABS Capital I
0.387% due 10/25/2036		368	363
0.397% due 10/25/2036		28	28
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		1,093	543
Nelnet Student Loan Trust
0.598% due 12/22/2016		15,066	15,024
Option One Mortgage Loan Trust
0.747% due 02/25/2035		1,490	1,253
Popular ABS Mortgage Pass-Through Trust
0.437% due 06/25/2047		794	687
0.777% due 06/25/2035		6,300	4,149
Securitized Asset-Backed Receivables LLC Trust
0.477% due 05/25/2037		5,411	4,015
SLM Student Loan Trust
0.316% due 10/25/2016		6,880	6,874
0.316% due 07/25/2017		2,161	2,144
0.396% due 07/25/2019		6,000	5,966
0.716% due 10/27/2014		30,553	30,586
0.816% due 10/25/2017		11,100	11,098
1.216% due 07/25/2023		10,582	10,706
1.816% due 04/25/2023		38,011	39,340
Soundview Home Equity Loan Trust
0.407% due 11/25/2036		482	249
0.427% due 06/25/2037		466	382
0.457% due 01/25/2037		6,091	4,767
1.147% due 10/25/2037		1,787	1,761
South Carolina Student Loan Corp.
1.038% due 09/02/2014		67	66
1.088% due 03/01/2018		10,600	10,489
1.288% due 03/02/2020		13,500	13,405
1.538% due 09/03/2024		6,800	6,739

Total Asset-Backed Securities (Cost $291,827)			294,932

SOVEREIGN ISSUES 2.3%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	19,100	17,250
4.000% due 08/20/2015		7,400	10,504
4.000% due 08/20/2020		9,200	12,545
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,626	2,493
Canada Government Bond
2.000% due 12/01/2014	CAD	2,100	1,952
2.500% due 06/01/2015		5,800	5,493
Export-Import Bank of Korea
0.753% due 10/04/2011		$4,500	4,506
Qatar Government International Bond
5.250% due 01/20/2020		5,800	6,090
6.400% due 01/20/2040		3,200	3,416

Total Sovereign Issues (Cost $66,193)			64,249

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		1,700	1,589

Total Convertible Preferred Securities (Cost $1,629)			1,589

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.7%
CERTIFICATES OF DEPOSIT 2.0%
UBS AG
1.201% due 07/01/2010	$56,800	56,800

COMMERCIAL PAPER 0.0%
BP Capital Markets PLC
16.364% due 08/27/2010	500	487

REPURCHASE AGREEMENTS 0.2%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	1,000	1,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $1,024. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	3,366	3,366
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $3,437. Repurchase proceeds are $3,366.)

		4,366

U.S. TREASURY BILLS 0.3%
0.162% due 07/01/2010 - 11/26/2010 (b)(e)(f)	9,270	9,268

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.130% due 07/15/2010 (f)	1,040	1,040

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.2%
	5,965,340	59,737

Total Short-Term Instruments (Cost $131,692)		131,698

Total Investments 138.1% (Cost $3,731,072)		$3,844,886
Written Options (j) (0.4%) (Premiums $6,876)		(11,958)
Other Assets and Liabilities (Net) (37.7%)		(1,048,090)

Net Assets 100.0%		$2,784,838

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $660 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	Securities with an aggregate market value of $9,648 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $81,149 at a weighted average interest rate of 0.209%. On June 30, 2010, securities valued at $109,899 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $436 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note September Futures	Long	09/2010	130	$191

(i)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	1.945%	$1,000	$(18)	$0	$(18)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	1.945%	1,000	(19)	0	(19)
Everest Reinsurance Holdings, Inc.	BCLY	(0.535%	)	12/20/2014	1.141%	1,000	26	0	26
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	2.510%	3,000	86	64	22
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	6.396%	2,100	281	0	281
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.451%	2,000	(53)	0	(53)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	2.060%	2,050	(479)	0	(479)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	1.192%	5,000	104	0	104
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	2.097%	7,000	193	0	193
Pearson Dollar Finance PLC	MSC	(0.750%	)	06/20/2014	0.535%	2,500	(21)	0	(21)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.000%	2,900	(39)	0	(39)
Southwest Airlines Co.	BOA	(1.320%	)	03/20/2017	1.656%	2,000	39	0	39
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	1.434%	3,000	(76)	0	(76)
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.716%	6,000	(86)	0	(86)

							$(62)	$64	$(126)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	GSC	5.000%	09/20/2015	5.528%	$1,000	$(18)	$17	$(35)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	5,100	(80)	(56)	(24)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.610%	5,500	(275)	(182)	(93)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	10,000	(157)	(108)	(49)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	1,400	(22)	(16)	(6)
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.342%	2,000	(32)	(39)	7
France Government Bond	CITI	0.250%	06/20/2015	0.887%	6,500	(194)	(146)	(48)
France Government Bond	DUB	0.250%	06/20/2015	0.887%	2,500	(75)	(82)	7
France Government Bond	JPM	0.250%	06/20/2015	0.887%	3,500	(104)	(123)	19
General Electric Capital Corp.	JPM	1.000%	03/20/2011	1.694%	2,700	(13)	(24)	11
Morgan Stanley	BOA	1.000%	03/20/2011	2.187%	4,000	(33)	(5)	(28)
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%	600	(5)	(8)	3
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	1.901%	1,200	(48)	(29)	(19)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.901%	1,800	(72)	(43)	(29)
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.738%	5,000	63	58	5
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	7,100	90	71	19
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.738%	1,000	13	11	2
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.738%	5,000	64	53	11
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.738%	3,000	38	29	9

						$(860)	$(622)	$(238)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,800	$146	$0	$146
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		3,700	145	(10)	155
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		3,400	124	0	124
Pay	1-Month EUR-FRCPXTOB Index	2.261%	07/14/2011	JPM		100	5	0	5
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		7,600	294	0	294
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		25,300	1,092	0	1,092
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	9,400	(212)	(69)	(143)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		35,500	(437)	(7)	(430)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		31,100	(320)	(271)	(49)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		17,600	25	36	(11)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		62,800	304	241	63
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		38,100	382	220	162
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		19,300	209	170	39
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		23,700	257	190	67
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		3,700	81	(11)	92
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	58	8	50
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		10,100	490	47	443
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		16,900	18	(80)	98
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		62,400	93	36	57
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		21,700	33	31	2
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		17,500	40	0	40
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		16,600	59	(41)	100
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,900	14	12	2
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		18,000	110	79	31
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	CITI		$26,700	1,879	1,266	613
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		23,400	1,647	1,029	618
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		16,300	1,147	563	584

							$7,683	$3,439	$4,244

(j)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$18,400	$101	$475
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	18,400	106	2
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,900	6	44
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,900	10	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	98,600	325	2,543
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	98,600	710	11
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	29,700	147	1,193
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	29,700	198	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	7,800	36	201
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	7,800	37	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	15,000	162	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	47,700	157	1,115
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	4,500	16	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	43,200	183	0
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	10,000	322	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	6,900	59	277
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	6,900	29	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	48,300	377	1,941
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	48,300	246	2
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	49,100	329	1,266
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	49,100	393	6
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	9,300	61	4
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	29,100	196	1,169
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	29,100	166	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	500	4	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	30,000	483	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	91,000	706	32
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	15,900	108	7

							$5,673	$10,291

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$11,700	$106	$263

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$23,100	$199	$259
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	93,600	834	1,062
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	8,500	64	83

						$1,097	$1,404

(k) Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	6,977	07/2010	JPM	$202	$0	$202
Sell	CAD	3,970	07/2010	RBS	149	0	149
Sell		2,602	07/2010	UBS	143	0	143
Sell	CHF	1,424	07/2010	CITI	0	0	0
Buy		1,424	07/2010	GSC	61	0	61
Buy		1,424	09/2010	CITI	0	0	0
Sell		1,305	09/2010	CITI	0	(52)	(52)
Buy	CNY	7,390	11/2010	BCLY	0	(22)	(22)
Buy		11,980	11/2010	CITI	0	(37)	(37)
Buy		30,901	11/2010	DUB	0	(100)	(100)
Buy		12,175	11/2010	MSC	0	(42)	(42)
Buy		17,398	01/2011	BOA	0	(43)	(43)
Buy		30,002	01/2011	DUB	0	(34)	(34)
Buy		43,310	01/2011	JPM	0	(73)	(73)
Buy		31,074	01/2011	MSC	0	(76)	(76)
Buy	EUR	15,920	07/2010	BCLY	0	(75)	(75)
Sell		51,611	07/2010	BCLY	5,969	0	5,969
Buy		12,505	07/2010	CITI	0	(354)	(354)
Sell		93	07/2010	CITI	0	0	0
Buy		15,867	07/2010	HSBC	0	(26)	(26)
Sell		17,632	07/2010	RBC	497	0	497
Buy		17,908	07/2010	RBS	95	0	95
Sell		3,883	07/2010	RBS	64	0	64
Sell		2,068	08/2010	CITI	23	0	23
Sell		698	01/2011	GSC	75	0	75
Sell	GBP	11,094	09/2010	BOA	0	(133)	(133)
Sell	JPY	2,512,371	07/2010	BOA	0	(978)	(978)
Buy	KRW	418,000	07/2010	BCLY	0	(11)	(11)
Sell		217,756	07/2010	BCLY	3	(1)	2
Sell		214,540	07/2010	CITI	3	0	3
Buy		5,399,672	07/2010	DUB	0	(84)	(84)
Sell		12,148,780	07/2010	HSBC	767	0	767
Buy		6,172,400	07/2010	JPM	0	(153)	(153)
Buy		688,704	07/2010	MSC	0	(19)	(19)
Sell		97,700	07/2010	RBS	1	0	1
Buy		1,648,489	08/2010	MSC	0	(54)	(54)
Buy		3,313,696	11/2010	BCLY	1	(110)	(109)
Buy		2,733,313	11/2010	BOA	0	(85)	(85)
Buy		12,137,104	11/2010	CITI	0	(524)	(524)
Buy		2,220,566	11/2010	DUB	0	(99)	(99)
Buy		1,161,270	11/2010	GSC	0	(43)	(43)
Buy		9,063,406	11/2010	JPM	0	(496)	(496)
Buy		4,385,691	11/2010	MSC	0	(232)	(232)
Buy		97,700	11/2010	RBS	0	(1)	(1)
Sell		1,367,400	11/2010	RBS	84	0	84
Sell	MXN	57,318	09/2010	BCLY	215	0	215
Buy		543,143	09/2010	BOA	0	(1,089)	(1,089)
Sell		253,551	09/2010	CITI	994	0	994
Sell		150,415	09/2010	GSC	571	0	571
Sell		81,860	09/2010	RBS	326	0	326
Sell	MYR	34	10/2010	BCLY	0	(1)	(1)
Sell		52	10/2010	CITI	0	(1)	(1)
Buy		109	10/2010	DUB	0	0	0
Sell		23	10/2010	DUB	0	0	0

					$10,243	$(5,048)	$5,195

(l) Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$276,267	$24,242	$300,509
Convertible Bonds & Notes	0	2,858	0	2,858
Municipal Bonds & Notes	0	77,556	0	77,556
U.S. Government Agencies	0	59,725	0	59,725
U.S. Treasury Obligations	0	2,759,363	0	2,759,363
Mortgage-Backed Securities	0	152,407	0	152,407
Asset-Backed Securities	0	289,995	4,937	294,932
Sovereign Issues	0	64,249	0	64,249
Convertible Preferred Securities	1,589	0	0	1,589
Short-Term Instruments	59,737	71,961	0	131,698

Investments, at value	$61,326	$3,754,381	$29,179	$3,844,886
Financial Derivative Instruments(3)	$191	$(1,479)	$(1,404)	$(2,692)

Totals	$61,517	$3,752,902	$27,775	$3,842,194

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Corporate Bonds & Notes	$35,433	$(6,600)	$0	$(400)	$(4,191)	$0	$0	$24,242	$(3,838)
Mortgage-Backed Securities	4,156	0	2	0	(123)	0	(4,035)	0	0
Asset-Backed Securities	4,321	565	6	0	45	0	0	4,937	45

Investments, at value	$43,910	$(6,035)	$8	$(400)	$(4,269)	$0	$(4,035)	$29,179	$(3,793)
Financial Derivative Instruments(3)	$(349)	$(834)	$0	$0	$(221)	$0	$0	$(1,404)	$(321)

Totals	$43,561	$(6,869)	$8	$(400)	$(4,490)	$0	$(4,035)	$27,775	$(4,114)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Real Return Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
Ford Motor Co.
3.310% due 12/15/2013		$2,276	$2,155
3.350% due 12/15/2013		2,518	2,385

Total Bank Loan Obligations (Cost $4,795)			4,540

CORPORATE BONDS & NOTES 10.1%
BANKING & FINANCE 8.3%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		16,000	17,560
Ally Financial, Inc.
0.000% due 12/01/2012		10,000	8,399
5.750% due 09/27/2010	EUR	2,000	2,440
6.000% due 04/01/2011		$2,300	2,294
6.875% due 09/15/2011		5,658	5,764
7.000% due 02/01/2012		3,000	3,049
7.250% due 03/02/2011		5,300	5,413
American Express Bank FSB
0.477% due 05/29/2012		450	444
5.500% due 04/16/2013		3,700	4,002
American Express Centurion Bank
5.200% due 11/26/2010		22,400	22,742
American Express Credit Corp.
5.875% due 05/02/2013		2,474	2,709
7.300% due 08/20/2013		200	227
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		500	520
American General Finance Corp.
0.787% due 12/15/2011		700	628
3.250% due 01/16/2013	EUR	15,300	15,426
4.625% due 09/01/2010		$4,000	4,000
4.875% due 07/15/2012		3,200	2,912
5.900% due 09/15/2012		300	276
6.900% due 12/15/2017		400	321
American Honda Finance Corp.
1.289% due 06/20/2011		129,700	130,476
American International Group, Inc.
0.414% due 10/18/2011		7,100	6,703
0.794% due 04/26/2011	EUR	1,600	1,880
4.950% due 03/20/2012		$400	401
5.450% due 05/18/2017		600	536
5.850% due 01/16/2018		6,700	6,022
5.950% due 10/04/2010	GBP	1,500	2,249
8.175% due 05/15/2068		$26,700	21,293
8.250% due 08/15/2018		26,300	26,760
8.625% due 05/22/2038	GBP	5,600	6,359
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$4,400	4,480
ANZ National International Ltd.
0.900% due 08/19/2014		35,000	35,306
6.200% due 07/19/2013		33,900	37,595
Australia & New Zealand Banking Group Ltd.
0.819% due 06/18/2012		23,500	23,516
Banco do Brasil S.A.
4.500% due 01/22/2015		15,600	15,834
Bank of America Corp.
0.830% due 06/11/2012	GBP	4,800	6,865
1.037% due 09/11/2012		$400	392
5.375% due 06/15/2014		1,000	1,052
7.375% due 05/15/2014		6,300	7,069

Barclays Bank PLC
6.050% due 12/04/2017		19,600	19,822
7.434% due 09/29/2049		8,700	7,830
10.179% due 06/12/2021		7,120	8,932
14.000% due 11/29/2049	GBP	8,000	14,941
Bear Stearns Cos. LLC
0.646% due 08/15/2011		$2,300	2,302
Caelus Re Ltd.
6.788% due 06/07/2011		3,900	3,786
Citigroup Capital XXI
8.300% due 12/21/2057		6,200	6,069
Citigroup, Inc.
0.535% due 05/18/2011		1,200	1,190
0.740% due 01/12/2012	EUR	2,600	3,078
5.500% due 04/11/2013		$23,400	24,346
6.000% due 02/21/2012		10,000	10,472
6.500% due 08/19/2013		10,000	10,661
Commonwealth Bank of Australia
0.819% due 09/17/2014		66,900	66,704
0.917% due 12/10/2012		2,000	2,000
1.038% due 06/25/2014		62,000	62,352
Countrywide Financial Corp.
0.800% due 05/07/2012		2,650	2,589
5.800% due 06/07/2012		36,100	37,985
Danske Bank A/S
5.914% due 12/29/2049		7,000	6,090
El Paso Performance-Linked Trust
7.750% due 07/15/2011		1,200	1,243
FCE Bank PLC
7.125% due 01/16/2012	EUR	9,850	12,196
7.875% due 02/15/2011	GBP	8,000	12,102
Ford Motor Credit Co. LLC
3.048% due 01/13/2012		$7,700	7,488
7.250% due 10/25/2011		1,000	1,028
7.500% due 08/01/2012		53,300	54,539
7.800% due 06/01/2012		24,740	25,492
8.000% due 12/15/2016		2,750	2,817
9.750% due 09/15/2010		8,000	8,099
9.875% due 08/10/2011		3,700	3,894
Foundation Re II Ltd.
7.195% due 11/26/2010		10,300	9,849
Goldman Sachs Group, Inc.
0.988% due 03/22/2016		1,000	894
1.042% due 05/23/2016	EUR	2,000	2,123
5.375% due 02/15/2013		5,000	6,392
Green Valley Ltd.
4.240% due 01/10/2011		5,100	6,245
HBOS PLC
6.750% due 05/21/2018		$34,800	32,647
HCP, Inc.
6.300% due 09/15/2016		2,000	2,074
6.700% due 01/30/2018		5,000	5,282
HSBC Finance Corp.
0.584% due 08/09/2011		1,200	1,189
ING Bank NV
0.928% due 01/13/2012		13,600	13,683
International Lease Finance Corp.
1.084% due 07/06/2010	EUR	6,600	8,091
4.875% due 09/01/2010		$850	848
5.625% due 09/20/2013		1,800	1,634
6.625% due 11/15/2013		10,500	9,791
JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		4,000	4,020

Kamp Re 2005 Ltd.
0.450% due 12/14/2010 (a)		1,382	527
LeasePlan Corp. NV
3.000% due 05/07/2012		17,440	17,948
Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	1,600,000	3,348
6.200% due 09/26/2014 (a)		$3,900	790
6.875% due 05/02/2018 (a)		32,405	6,765
7.000% due 09/27/2027 (a)		4,500	911
7.500% due 05/11/2038 (a)		5,000	9
Lloyds TSB Bank PLC
12.000% due 12/29/2049		22,500	22,641
Merna Reinsurance Ltd.
0.940% due 07/07/2010		29,100	29,094
Merrill Lynch & Co., Inc.
0.880% due 02/21/2012	GBP	3,000	4,290
1.054% due 06/29/2012	EUR	3,600	4,247
1.492% due 09/27/2012		4,900	5,760
5.450% due 02/05/2013		$3,000	3,150
5.450% due 07/15/2014		7,800	8,262
Metropolitan Life Global Funding I
0.698% due 07/13/2011		1,600	1,599
2.437% due 06/10/2011		2,000	2,026
5.125% due 04/10/2013		14,800	16,022
Morgan Stanley
0.545% due 01/09/2012		11,735	11,415
0.550% due 04/19/2012		1,500	1,456
0.783% due 10/15/2015		500	447
0.997% due 11/29/2013	EUR	1,700	1,917
1.029% due 03/01/2013		6,830	7,861
1.041% due 04/13/2016		1,400	1,434
2.930% due 05/14/2013		$31,800	31,940
5.310% due 05/16/2018		688	662
6.750% due 04/15/2011		7,000	7,244
Pacific Life Global Funding
5.150% due 04/15/2013		11,100	11,647
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,236
6.250% due 05/06/2018		19,200	21,376
Prudential Financial, Inc.
4.260% due 06/10/2013		32,500	31,986
RSHB Capital S.A. for OJSC Russian Agricultural Bank
9.000% due 06/11/2014		600	676
SLM Corp.
0.476% due 07/26/2010		300	300
0.546% due 10/25/2011		8,400	7,958
4.141% due 01/31/2014		1,837	1,535
4.164% due 03/15/2015		60	51
4.171% due 02/01/2014		40	34
4.314% due 03/01/2014		45	38
4.321% due 11/01/2013		271	226
4.750% due 03/17/2014	EUR	1,400	1,537
5.000% due 10/01/2013		$12,725	12,178
5.450% due 04/25/2011		2,500	2,531
SLM Corp. CPI Linked Bond
4.364% due 02/01/2014		1,134	973
Svenska Handelsbanken AB
1.536% due 09/14/2012		25,000	25,113
TNK-BP Finance S.A.
6.250% due 02/02/2015		600	604
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		9,700	10,505
8.700% due 08/07/2018		22,200	25,952

UBS AG
1.584% due 02/23/2012		130,100	130,614
Vita Capital III Ltd.
1.411% due 01/01/2012		7,900	7,676
Wells Fargo & Co.
0.524% due 10/28/2015		1,200	1,075
0.933% due 03/23/2016	EUR	2,000	2,312
7.980% due 03/29/2049		$6,300	6,520
Wells Fargo Capital X
5.950% due 12/15/2036		15,000	13,405
Westpac Banking Corp.
0.817% due 09/10/2014		10,400	10,421
2.700% due 12/09/2014		6,700	6,823
White Nights Finance BV for Gazprom
10.500% due 03/08/2014		600	697

			1,488,487

INDUSTRIALS 1.6%
America Movil SAB de C.V.
3.625% due 03/30/2015		500	515
AutoZone, Inc.
6.500% due 01/15/2014		5,000	5,630
Cardinal Health, Inc.
6.000% due 06/15/2017		6,195	6,933
Celulosa Arauco y Constitucion S.A.
5.625% due 04/20/2015		500	539
Con-way, Inc.
7.250% due 01/15/2018		10,000	10,879
CSC Holdings LLC
7.625% due 04/01/2011		3,280	3,378
DISH DBS Corp.
6.375% due 10/01/2011		6,597	6,828
7.000% due 10/01/2013		3,800	3,933
Dow Chemical Co.
2.624% due 08/08/2011		30,900	31,383
Gaz Capital S.A. for Gazprom
7.343% due 04/11/2013		5,800	6,163
8.146% due 04/11/2018		7,900	8,660
GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	531
HCA, Inc.
7.250% due 09/15/2020		16,425	16,589
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		400	419
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		600	614
Jones Apparel Group, Inc.
5.125% due 11/15/2014		10,000	9,900
Ltd. Brands, Inc.
6.900% due 07/15/2017		3,200	3,224
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		3,000	3,083
5.875% due 01/15/2013		2,000	2,065
7.450% due 07/15/2017		3,000	3,262
8.375% due 07/15/2015		13,000	14,398
Masco Corp.
5.850% due 03/15/2017		8,000	7,819
5.875% due 07/15/2012		3,000	3,090
New York Times Co.
5.000% due 03/15/2015		5,000	4,788
Office Depot, Inc.
6.250% due 08/15/2013		10,000	9,800
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		3,000	3,165

Petroleos Mexicanos
4.875% due 03/15/2015	600	624
Rexam PLC
6.750% due 06/01/2013	13,600	14,672
Reynolds American, Inc.
1.237% due 06/15/2011	1,500	1,490
7.250% due 06/01/2012	15,000	16,137
Rohm and Haas Co.
5.600% due 03/15/2013	7,000	7,514
RPM International, Inc.
6.500% due 02/15/2018	8,550	9,069
RR Donnelley & Sons Co.
4.950% due 04/01/2014	10,000	10,201
11.250% due 02/01/2019	5,500	7,022
Sealed Air Corp.
5.625% due 07/15/2013	10,000	10,471
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	3,128
Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,833
Trane U.S., Inc.
5.500% due 04/01/2015	6,000	6,410
Tyco Electronics Group S.A.
6.550% due 10/01/2017	4,000	4,604
WM Wrigley Jr. Co.
1.912% due 06/28/2011	17,400	17,402

		280,165

UTILITIES 0.2%
BP Capital Markets PLC
0.667% due 04/11/2011	2,900	2,774
1.550% due 08/11/2011	1,500	1,430
3.625% due 05/08/2014	350	300
4.750% due 03/10/2019	3,290	2,739
British Telecommunications PLC
9.375% due 12/15/2010	20,500	21,204
CenturyLink, Inc.
6.000% due 04/01/2017	10,803	10,793
Enel Finance International S.A.
5.700% due 01/15/2013	2,650	2,826
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	400	437
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,450	2,511
Qwest Corp.
8.875% due 03/15/2012	300	323
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014	480	538

		45,875

Total Corporate Bonds & Notes (Cost $1,807,855)		1,814,527

CONVERTIBLE BONDS & NOTES 0.0%
Host Hotels & Resorts LP
2.625% due 04/15/2027	4,000	3,810
ProLogis
2.250% due 04/01/2037	2,500	2,365

Total Convertible Bonds & Notes (Cost $6,205)		6,175

MUNICIPAL BONDS & NOTES 0.5%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	2,420	2,435
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 01/01/2036	2,000	1,968
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	6,315	6,366
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	3,140
5.125% due 06/01/2047	700	449
5.750% due 06/01/2047	6,400	4,569
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039	13,000	14,649
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	6,700	6,907
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	1,700	1,611
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	12,000	12,219
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	151
5.875% due 06/01/2047	10,200	7,323
6.000% due 06/01/2042	8,900	6,719
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	31,600	1,784
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,615	1,637
6.125% due 06/01/2032	740	709
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,336
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	345	353
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	12,525	9,344
Will County, Illinois Community Unit School District No. 201-Crete-Monee General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	5,516

Total Municipal Bonds & Notes (Cost $95,703)		90,185

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
0.407% due 07/25/2037	4,648	4,240
0.477% due 03/25/2036	1,984	1,853
0.487% due 04/25/2035	86	81
0.547% due 10/27/2037	13,500	13,479
0.697% due 07/25/2021 - 05/25/2042	835	833

0.787% due 05/25/2036	383	383
0.792% due 02/25/2037	11,075	10,956
1.543% due 04/01/2032	134	138
1.621% due 06/01/2043 - 09/01/2044	1,888	1,885
1.627% due 10/01/2044	2,111	2,086
1.696% due 04/01/2027	118	122
2.262% due 04/01/2033	790	811
2.766% due 05/01/2035	756	792
2.885% due 05/25/2035	103	108
3.115% due 04/01/2035	568	590
3.400% due 02/01/2032	7	8
3.551% due 02/01/2034	50	52
3.715% due 11/01/2033	43	45
3.892% due 10/01/2033	11	11
4.680% due 12/01/2036	319	333
4.914% due 09/01/2034	293	305
5.000% due 06/25/2027	986	994
5.055% due 09/01/2034	186	195
5.477% due 05/01/2036	222	233
5.950% due 02/25/2044	24	27
6.500% due 06/25/2028	93	104
Federal Housing Administration
7.430% due 12/01/2020	61	61
Freddie Mac
0.387% due 12/25/2036	2,024	2,012
0.607% due 08/25/2031	507	471
0.620% due 01/15/2037	206	206
0.627% due 09/25/2031	1,275	1,207
0.700% due 12/15/2030	2,774	2,774
1.621% due 10/25/2044 - 02/25/2045	8,361	8,480
1.821% due 07/25/2044	487	495
2.708% due 01/01/2034	534	555
2.981% due 06/01/2033	586	612
3.548% due 01/01/2034	898	935
4.500% due 07/15/2020	2,000	2,139
5.250% due 08/15/2011	876	895
5.500% due 05/15/2016	905	906
6.357% due 09/01/2036	364	382
6.500% due 01/25/2028	48	53
6.507% due 10/01/2036	509	536
6.632% due 07/01/2036	460	482
7.000% due 10/15/2030	172	187
Ginnie Mae
0.750% due 06/16/2031 - 03/16/2032	111	111
2.750% due 12/20/2035	1,475	1,509
3.625% due 07/20/2035	64	66
Small Business Administration
5.490% due 03/01/2028	6,736	7,358
5.902% due 02/10/2018	4,898	5,447

Total U.S. Government Agencies (Cost $76,739)		78,543

U.S. TREASURY OBLIGATIONS 95.8%
Treasury Inflation Protected Securities (d)
0.500% due 04/15/2015	101	102
0.625% due 04/15/2013	159,965	163,402
1.250% due 04/15/2014	309,639	323,694
1.375% due 07/15/2018	108,455	112,547
1.375% due 01/15/2020	466,780	478,778
1.625% due 01/15/2015	253,423	267,856
1.625% due 01/15/2018	3,746	3,952

1.750% due 01/15/2028	82,798	84,195
1.875% due 07/15/2013	993,196	1,051,547
1.875% due 07/15/2015 (i)(j)	972,799	1,043,555
1.875% due 07/15/2019	361,924	388,474
2.000% due 04/15/2012	434,873	450,875
2.000% due 01/15/2014	1,241,612	1,323,869
2.000% due 07/15/2014	613,246	658,664
2.000% due 01/15/2016	777,954	840,190
2.000% due 01/15/2026	721,568	764,749
2.125% due 01/15/2019	314,573	343,843
2.125% due 02/15/2040	234,094	257,467
2.375% due 04/15/2011	13,926	14,166
2.375% due 01/15/2017	258,067	285,164
2.375% due 01/15/2025 (j)	1,303,460	1,449,183
2.375% due 01/15/2027	350,845	389,493
2.500% due 07/15/2016 (i)	944,833	1,052,678
2.500% due 01/15/2029	429,077	486,499
2.625% due 07/15/2017	804,931	908,881
3.000% due 07/15/2012	689,607	734,270
3.375% due 01/15/2012	51,865	54,706
3.375% due 04/15/2032 (j)	79,240	103,433
3.500% due 01/15/2011	243	247
3.625% due 04/15/2028	1,063,312	1,379,232
3.875% due 04/15/2029 (i)	985,385	1,325,805
U.S. Treasury Notes
3.125% due 05/15/2019 (i)	65,800	67,244
3.375% due 11/15/2019	7,300	7,569
3.500% due 05/15/2020	126,900	132,968
3.625% due 08/15/2019 (i)	139,600	147,769
3.625% due 02/15/2020	68,300	72,243

Total U.S. Treasury Obligations (Cost $16,626,260)		17,169,309

MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Assets
0.537% due 05/25/2046	1,274	686
0.537% due 09/25/2046	1,045	488
0.557% due 10/25/2046	18,526	9,386
Arkle Master Issuer PLC
1.534% due 05/17/2060	54,000	53,689
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	530	537
5.837% due 06/10/2049	10,000	9,688
5.928% due 05/10/2045	12,525	13,290
5.935% due 02/10/2051	10,000	10,461
Banc of America Funding Corp.
4.360% due 02/20/2036	28,918	26,401
5.753% due 10/25/2036	855	552
5.837% due 01/25/2037	682	393
5.888% due 04/25/2037	496	341
5.978% due 01/20/2047	1,165	834
Banc of America Large Loan, Inc.
0.860% due 08/15/2029	663	606
Banc of America Mortgage Securities, Inc.
4.176% due 07/25/2035	3,911	3,379
BCAP LLC Trust
0.517% due 01/25/2037	13,743	7,120
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	5,590	5,346
2.560% due 08/25/2035	8,246	7,798
2.760% due 03/25/2035	19,080	17,694
2.934% due 03/25/2035	5,728	5,289
3.359% due 11/25/2030	322	318
3.399% due 02/25/2034	290	243

3.478% due 01/25/2035		4,941	4,779
3.529% due 01/25/2034		2,200	2,091
3.552% due 01/25/2034		967	941
5.370% due 05/25/2047		5,149	3,730
5.701% due 02/25/2036		977	685
Bear Stearns Alt-A Trust
2.759% due 05/25/2035		172	139
3.115% due 08/25/2036		883	441
4.539% due 09/25/2035		252	191
5.042% due 08/25/2036		897	267
5.496% due 11/25/2036		2,753	1,713
Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037		73	72
Chase Mortgage Finance Corp.
3.424% due 02/25/2037		399	394
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		3,299	3,370
Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		1,991	1,826
2.510% due 08/25/2035		6,648	5,870
2.820% due 12/25/2035		1,663	1,472
3.072% due 03/25/2034		691	689
3.157% due 08/25/2035		6,743	5,846
5.604% due 07/25/2046		4,692	3,218
5.906% due 09/25/2037		2,719	1,873
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		6,400	6,503
Countrywide Alternative Loan Trust
0.517% due 01/25/2037		1,500	769
0.528% due 02/20/2047		209	105
0.542% due 12/20/2046		12,814	6,334
0.558% due 07/20/2046		17,094	6,672
1.412% due 12/25/2035		4,471	2,554
5.787% due 02/25/2037		13,395	9,352
6.000% due 01/25/2037		7,732	5,121
6.000% due 02/25/2037		262	188
Countrywide Home Loan Mortgage Pass-Through Trust
0.637% due 04/25/2035		1,046	591
0.687% due 06/25/2035		8,891	7,296
2.864% due 01/20/2035		524	412
5.203% due 02/25/2047		1,085	652
5.236% due 01/20/2035		588	570
5.273% due 04/25/2035		3,959	3,407
5.319% due 03/25/2037		1,038	633
5.417% due 02/20/2036		591	393
5.500% due 11/25/2035		1,891	1,699
5.505% due 04/20/2036		1,050	755
Credit Suisse First Boston Mortgage Securities Corp.
2.697% due 04/25/2034		538	520
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		400	394
5.579% due 04/25/2037		786	393
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		481	286
Deutsche ALT-A Securities, Inc.
5.463% due 10/25/2035		732	547
EMF-NL
1.394% due 04/17/2041	EUR	1,539	1,756
1.444% due 04/17/2041		7,500	7,566
1.494% due 04/17/2041		1,000	797
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		$832	569

First Horizon Asset Securities, Inc.
3.936% due 08/25/2035	466	446
First Republic Mortgage Loan Trust
0.650% due 08/15/2032	111	100
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	5,612	5,696
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043	522	522
4.970% due 08/11/2036	1,633	1,685
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045	600	633
Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	1,636	1,483
0.427% due 01/25/2047	271	253
0.617% due 11/25/2045	19	10
Greenwich Capital Commercial Funding Corp.
0.491% due 11/05/2021	1,700	1,472
5.444% due 03/10/2039	1,200	1,205
GS Mortgage Securities Corp. II
6.624% due 05/03/2018	299	310
GSR Mortgage Loan Trust
2.943% due 09/25/2035	23,664	22,256
5.209% due 11/25/2035	625	589
Harborview Mortgage Loan Trust
0.538% due 07/21/2036	2,505	1,350
0.588% due 03/19/2036	2,275	1,226
0.688% due 06/20/2035	806	647
2.871% due 04/19/2034	594	549
Homebanc Mortgage Trust
5.819% due 04/25/2037	1,600	870
Impac CMB Trust
1.247% due 10/25/2033	1,239	1,043
Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	4	4
Indymac INDA Mortgage Loan Trust
5.764% due 08/25/2036	1,500	1,073
Indymac INDB Mortgage Loan Trust
0.647% due 11/25/2035	527	219
Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	5	5
0.547% due 06/25/2047	5,277	2,691
0.647% due 06/25/2037	964	340
2.785% due 12/25/2034	323	237
5.000% due 08/25/2035	1,305	899
5.173% due 01/25/2036	672	524
5.185% due 09/25/2035	707	214
5.232% due 10/25/2035	591	437
5.527% due 06/25/2036	1,100	827
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	13,300	13,175
5.794% due 02/12/2051	1,210	1,227
5.937% due 02/12/2049	13,000	13,131
JPMorgan Mortgage Trust
3.359% due 07/25/2035	871	795
3.588% due 07/25/2035	501	469
4.817% due 12/25/2034	157	157
4.860% due 04/25/2035	428	405
5.364% due 08/25/2035	1,400	1,364
5.500% due 10/25/2035	471	397
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	7,069	7,325
5.424% due 02/15/2040	5,610	5,598
5.866% due 09/15/2045	14,500	14,643

Luminent Mortgage Trust
0.527% due 12/25/2036	3,492	1,972
MASTR Adjustable Rate Mortgages Trust
0.557% due 04/25/2046	4,740	2,505
2.340% due 12/25/2033	1,036	892
3.624% due 12/25/2033	270	229
MASTR Alternative Loans Trust
0.747% due 03/25/2036	1,821	609
Mellon Residential Funding Corp.
0.700% due 11/15/2031	669	625
0.780% due 08/15/2032	509	434
0.790% due 12/15/2030	914	856
0.817% due 06/15/2030	473	409
2.610% due 10/20/2029	213	194
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	3,337	3,330
Merrill Lynch Floating Trust
0.420% due 06/15/2022	1,982	1,877
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	645	491
5.428% due 12/25/2035	937	873
Merrill Lynch Mortgage Trust
5.838% due 05/12/2039	15,125	16,188
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	2,795	2,403
0.644% due 03/25/2030	179	158
0.784% due 11/25/2029	123	103
1.249% due 10/25/2035	395	330
2.241% due 12/25/2034	2,499	2,360
4.250% due 10/25/2035	8,207	7,375
Morgan Stanley Capital I
6.075% due 06/11/2049	2,960	3,013
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	594	385
Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045	5,000	5,233
New York Mortgage Trust, Inc.
5.547% due 05/25/2036	1,000	782
Nomura Asset Acceptance Corp.
5.420% due 02/25/2036	542	250
5.820% due 03/25/2047	1,193	1,001
6.138% due 03/25/2047	1,100	909
OBP Depositor LLC Trust
4.646% due 07/15/2045 (b)	14,500	14,685
Provident Funding Mortgage Loan Trust
2.820% due 08/25/2033	190	180
2.830% due 04/25/2034	127	125
Residential Accredit Loans, Inc.
0.527% due 06/25/2046	20,907	8,707
0.627% due 12/25/2045	3,291	1,780
1.772% due 09/25/2045	346	196
5.674% due 09/25/2035	991	682
Residential Asset Securitization Trust
0.747% due 01/25/2046	188	85
0.797% due 12/25/2036	2,675	899
5.500% due 06/25/2033	1,681	1,719
6.250% due 10/25/2036	3,663	2,070
Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033	2,948	2,995
Sequoia Mortgage Trust
0.698% due 10/19/2026	205	169
0.728% due 10/20/2027	323	282
0.748% due 10/20/2027	427	392
1.248% due 12/20/2032	447	397

Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035	14	8
4.540% due 08/25/2035	398	317
5.220% due 05/25/2036	1,500	1,031
5.261% due 09/25/2036	1,500	808
5.306% due 11/25/2035	672	483
6.000% due 10/25/2037	959	448
Structured Asset Mortgage Investments, Inc.
0.417% due 08/25/2036	1	1
0.447% due 09/25/2047	337	334
0.467% due 08/25/2036	12,310	6,229
0.477% due 03/25/2037	430	232
0.537% due 07/25/2046	11,655	6,515
0.557% due 04/25/2036	2,449	1,249
0.557% due 05/25/2046	8,627	4,511
0.598% due 07/19/2035	1,226	956
0.657% due 12/25/2035	772	423
0.678% due 10/19/2034	13	12
0.698% due 03/19/2034	816	713
1.008% due 09/19/2032	776	661
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	1,262	696
Thornburg Mortgage Securities Trust
0.443% due 03/25/2037	593	578
0.457% due 11/25/2046	296	285
0.467% due 10/25/2046	47	46
Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	10,984	9,308
0.440% due 09/15/2021	2,157	1,960
5.418% due 01/15/2045	1,230	1,285
5.617% due 05/15/2046	2,700	2,866
WaMu Mortgage Pass-Through Certificates
0.607% due 11/25/2045	9,005	6,995
0.637% due 07/25/2045	84	66
0.637% due 10/25/2045	1,651	1,287
0.687% due 01/25/2045	3,549	2,519
0.775% due 10/25/2044	1,191	805
0.887% due 12/25/2027	561	505
1.121% due 03/25/2047	15,658	8,617
1.241% due 12/25/2046	7,020	4,147
1.412% due 02/25/2046	1,285	870
1.621% due 11/25/2042	4	3
1.821% due 06/25/2042	405	323
2.386% due 03/25/2033	130	121
2.727% due 03/25/2035	515	489
2.784% due 03/25/2034	430	432
3.109% due 02/27/2034	2,433	2,390
3.359% due 07/25/2046	57	39
4.185% due 08/25/2035	2,497	2,463
4.735% due 09/25/2035	1,834	1,612
5.067% due 12/25/2035	949	894
5.197% due 01/25/2037	4,971	3,629
5.293% due 03/25/2037	15,249	12,964
5.415% due 04/25/2037	3,387	2,568
5.517% due 12/25/2036	3,064	2,248
5.574% due 02/25/2037	9,115	6,678
5.587% due 05/25/2037	8,020	6,219
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.391% due 05/25/2046	3,566	1,904

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2036		2,000	1,733
6.000% due 08/25/2036		4,500	3,981

Total Mortgage-Backed Securities (Cost $609,590)			599,086

ASSET-BACKED SECURITIES 3.3%
Ally Auto Receivables Trust
1.320% due 03/15/2012		615	616
AMMC CDO
0.722% due 05/03/2018		2,100	1,978
0.774% due 08/08/2017		15,300	14,541
ARES CLO Funds
0.764% due 03/12/2018		20,281	19,483
Asset-Backed Funding Certificates
0.697% due 06/25/2034		1,967	1,522
BA Credit Card Trust
0.370% due 03/15/2014		1,575	1,570
0.930% due 04/15/2013		2,092	2,095
Bank of America Auto Trust
1.160% due 02/15/2012		16,747	16,768
Bear Stearns Asset-Backed Securities Trust
0.457% due 11/25/2036		1,158	772
0.677% due 01/25/2036		183	180
1.347% due 10/25/2037		1,658	1,285
1.597% due 08/25/2037		3,188	2,122
Capital Auto Receivables Asset Trust
0.410% due 05/15/2011		29	29
Carrington Mortgage Loan Trust
0.397% due 01/25/2037		581	553
0.667% due 10/25/2035		202	191
Chase Issuance Trust
0.370% due 03/15/2013		10,400	10,392
0.390% due 10/15/2012		2,500	2,500
0.390% due 02/15/2013		250	250
0.800% due 09/17/2012		50,500	50,535
2.037% due 09/15/2015		14,000	14,524
Countrywide Asset-Backed Certificates
0.397% due 06/25/2047		238	229
Denver Arena Trust
6.940% due 11/15/2019		514	463
Equity One ABS, Inc.
0.647% due 04/25/2034		159	105
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036		191	186
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		615	615
1.770% due 06/15/2012		103,106	103,696
Fremont Home Loan Trust
0.397% due 10/25/2036		90	89
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036		174	162
Indymac Residential Asset-Backed Trust
0.477% due 04/25/2047		971	941
JPMorgan Mortgage Acquisition Corp.
0.397% due 10/25/2036		435	418
0.427% due 03/25/2037		804	756
Lehman XS Trust
0.427% due 11/25/2046		3	3
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	12,611	15,344
MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036		$69	69

MBNA Credit Card Master Note Trust
0.600% due 12/16/2013		2,000	1,999
Merrill Lynch Mortgage Investors, Inc.
0.427% due 09/25/2037		171	50
0.467% due 02/25/2037		318	221
Morgan Stanley ABS Capital I
1.147% due 07/25/2037		1,029	929
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		800	547
6.000% due 07/25/2047		521	380
Park Place Securities, Inc.
0.660% due 10/25/2034		187	181
Popular ABS Mortgage Pass-Through Trust
0.437% due 06/25/2047		40	34
Renaissance Home Equity Loan Trust
0.847% due 12/25/2033		1,302	1,053
Residential Asset Securities Corp.
0.417% due 02/25/2037		259	248
SACO I, Inc.
0.407% due 05/25/2036		1,022	770
Securitized Asset-Backed Receivables LLC Trust
0.477% due 05/25/2037		1,676	1,243
SLC Student Loan Trust
0.537% due 06/15/2015		643	643
SLM Student Loan Trust
0.396% due 04/26/2021		464	463
0.446% due 04/25/2017		1,827	1,824
1.816% due 04/25/2023		287,610	297,670
1.846% due 12/15/2017 (b)		10,000	10,000
Specialty Underwriting & Residential Finance
0.407% due 01/25/2038		230	199
Structured Asset Securities Corp.
0.397% due 10/25/2036		86	85
0.637% due 01/25/2033		10	9
1.843% due 04/25/2035		641	470
USAA Auto Owner Trust
4.160% due 04/16/2012		452	455
WaMu Asset-Backed Certificates
0.397% due 01/25/2037		341	293
Wells Fargo Home Equity Trust
0.597% due 12/25/2035		131	130

Total Asset-Backed Securities (Cost $576,180)			584,878

SOVEREIGN ISSUES 2.5%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	63,500	57,351
4.000% due 08/20/2015		31,500	44,713
4.000% due 08/20/2020		52,700	71,862
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,750	1,545
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010		5,400	5,757
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		57,679	31,078
10.000% due 01/01/2017		8,500	4,256
Canada Government Bond
2.000% due 12/01/2014	CAD	61,500	57,159
2.500% due 06/01/2015		69,600	65,914
Canada Government CPI Linked Bond
1.500% due 12/01/2044		13,043	12,726
3.000% due 12/01/2036		7,883	10,017
4.250% due 12/01/2021		17,731	22,039

Export-Import Bank of Korea
0.753% due 10/04/2011		$17,150	17,174
4.125% due 09/09/2015		3,100	3,156
5.125% due 06/29/2020		3,300	3,329
8.125% due 01/21/2014		500	573
Korea Development Bank
4.375% due 08/10/2015		600	613
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	14,000	11,984
Qatar Government International Bond
5.250% due 01/20/2020		$20,000	21,000
6.400% due 01/20/2040		11,100	11,849

Total Sovereign Issues (Cost $460,020)			454,095

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
American International Group, Inc.
8.500% due 08/01/2011		157,000	1,507
Wells Fargo & Co.
7.500% due 12/31/2049		8,900	8,322

Total Convertible Preferred Securities (Cost $20,675)			9,829

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.1%
CERTIFICATES OF DEPOSIT 0.1%
UBS AG
1.241% due 07/01/2010		$6,200	6,200

COMMERCIAL PAPER 0.0%
BP Capital Markets PLC
16.364% due 08/27/2010		2,600	2,533

REPURCHASE AGREEMENTS 1.3%
Credit Suisse Securities (Europe) Ltd.
1.010% due 09/23/2010		165,123	165,123
(Dated 06/18/2010. Collateralized by Deutsche Pfanderbriefbank AG 0.854% due 12/22/2010 valued at $170,333. Repurchase proceeds are $165,128.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010		18,000	18,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $18,425. Repurchase proceeds are $18,000.)
JPMorgan Chase Bank N.A.
0.150% due 07/12/2010		40,150	40,150
(Dated 06/11/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $41,360. Repurchase proceeds are $40,151.)
State Street Bank and Trust Co.
0.010% due 07/01/2010		5,126	5,126
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $5,229. Repurchase proceeds are $5,126.)

			228,399

U.S. TREASURY BILLS 0.2%
0.137% due 07/01/2010 - 12/02/2010 (c)(f)(g)(h)(j)	41,701	41,692

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.099% due 07/15/2010 (g)	5,720	5,720

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.5%
	26,274,374	263,112

Total Short-Term Instruments (Cost $547,629)		547,656

Total Investments 119.2% (Cost $20,831,651)		$21,358,823
Written Options (l) (0.3%) (Premiums $28,105)		(43,929)
Other Assets and Liabilities (Net) (18.9%)		(3,392,908)

Net Assets 100.0%		$17,921,986

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $2,590 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	Securities with an aggregate market value of $39,813 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(h)	Securities with an aggregate market value of $1,540 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.

(i)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $398,416 at a weighted average interest rate of 0.200%. On June 30, 2010, securities valued at $451,616 were pledged as collateral for reverse repurchase agreements.

(j)	Securities with an aggregate market value of $11,456 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	3,403	$993
90-Day Eurodollar June Futures	Long	06/2011	1,954	2,951
90-Day Eurodollar March Futures	Long	03/2011	900	371
90-Day Eurodollar September Futures	Long	09/2010	3,309	(315)
U.S. Treasury 10-Year Note September Futures	Long	09/2010	2,686	3,280

				$7,280

(k)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	GSC	(5.000%	)	03/20/2013	7.526%	EUR	13,500	$871	$1,454	$(583)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	8.058%		$5,000	1,151	0	1,151
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.560%		5,000	(94)	0	(94)
Cardinal Health, Inc.	DUB	(0.740%	)	06/20/2017	0.790%		6,195	18	0	18
CenturyLink, Inc.	BCLY	(1.850%	)	06/20/2017	2.189%		10,803	213	0	213
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.583%		10,000	467	0	467
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	1.945%		1,000	(18)	0	(18)
DISH DBS Corp.	DUB	(1.000%	)	12/20/2013	2.998%		3,800	243	207	36
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	1.945%		1,000	(19)	0	(19)
HCP, Inc.	JPM	(2.830%	)	09/20/2016	2.131%		2,000	(78)	0	(78)
HCP, Inc.	MSC	(2.260%	)	03/20/2018	2.176%		5,000	(30)	0	(30)
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	2.510%		4,000	115	85	30
International Lease Finance Corp.	BNP	(1.600%	)	12/20/2013	6.396%		2,500	335	0	335
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	6.243%		1,800	57	(58)	115
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	6.396%		4,100	550	0	550
International Lease Finance Corp.	JPM	(1.530%	)	12/20/2013	6.396%		3,900	530	0	530
Jones Apparel Group, Inc.	DUB	(1.000%	)	12/20/2014	1.713%		10,000	296	320	(24)
Limited Brands, Inc.	BCLY	(4.910%	)	09/20/2017	2.457%		1,200	(181)	0	(181)
Limited Brands, Inc.	MSC	(3.113%	)	09/20/2017	2.457%		2,000	(81)	0	(81)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.451%		2,000	(53)	0	(53)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	2.060%		3,000	(701)	0	(701)
Macy’s Retail Holdings, Inc.	DUB	(2.100%	)	09/20/2017	2.268%		1,000	10	0	10
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	2.232%		2,000	14	0	14
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	1.237%		3,000	(41)	0	(41)
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	2.136%		10,000	(165)	0	(165)
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.674%		3,000	44	68	(24)
Masco Corp.	CITI	(1.920%	)	03/20/2017	2.794%		8,000	388	0	388

New York Times Co.	DUB	(5.000%	)	03/20/2015	2.237%	5,000	(604)	(448)	(156)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	3.489%	10,000	(466)	96	(562)
Pearson Dollar Finance PLC	CITI	(0.570%	)	06/20/2013	0.469%	1,500	(5)	0	(5)
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.667%	3,500	(6)	0	(6)
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.667%	11,000	(44)	0	(44)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.469%	1,500	(19)	0	(19)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.667%	3,500	(95)	0	(95)
ProLogis	CITI	(1.000%	)	06/20/2012	3.063%	2,500	97	53	44
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.000%	10,600	(143)	0	(143)
Rexam PLC	CITI	(1.450%	)	06/20/2013	1.000%	3,000	(40)	0	(40)
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	1.282%	12,500	41	0	41
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.388%	7,000	(16)	0	(16)
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.470%	8,550	250	0	250
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2019	2.877%	4,000	506	340	166
RR Donnelley & Sons Co.	MSC	(1.000%	)	06/20/2014	2.249%	10,000	459	669	(210)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.138%	10,000	30	0	30
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	1.434%	3,000	(76)	0	(76)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.463%	3,500	58	0	58
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.424%	6,000	(69)	0	(69)
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.921%	4,000	(9)	0	(9)

							$3,690	$2,786	$904

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	1.992%	03/20/2013	3.156%	$10,000	$(289)	$0	$(289)
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%	200	(13)	(14)	1
BP Capital Markets PLC	CITI	5.000%	06/20/2015	5.604%	250	(5)	5	(10)
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%	2,200	(40)	(57)	17
BP Capital Markets PLC	GSC	5.000%	09/20/2015	5.528%	400	(7)	7	(14)
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	6.737%	300	(19)	(22)	3
BP Capital Markets PLC	JPM	5.000%	09/20/2011	6.737%	200	(3)	(5)	2
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	19,600	(308)	(219)	(89)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.610%	21,000	(1,049)	(626)	(423)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	28,200	(444)	(302)	(142)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	7,800	(123)	(89)	(34)
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.342%	21,800	(343)	(310)	(33)
France Government Bond	CITI	0.250%	06/20/2015	0.887%	27,200	(811)	(614)	(197)
France Government Bond	DUB	0.250%	06/20/2015	0.887%	21,600	(645)	(708)	63
France Government Bond	JPM	0.250%	06/20/2015	0.887%	17,700	(528)	(625)	97
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.694%	20,200	(95)	(166)	71
General Electric Capital Corp.	MSC	1.000%	03/20/2011	1.694%	34,700	(164)	(285)	121
JPMorgan Chase & Co.	HSBC	1.000%	09/20/2011	0.650%	2,700	11	11	0
Morgan Stanley	BOA	1.000%	03/20/2011	2.187%	4,000	(33)	(4)	(29)
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%	200	(2)	(3)	1
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.804%	2,900	(22)	(36)	14
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	1.901%	8,400	(338)	(202)	(136)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.901%	8,100	(325)	(194)	(131)
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	500	6	(51)	57
SLM Corp.	DUB	5.000%	09/20/2010	3.006%	200	1	(16)	17
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.738%	7,500	95	68	27
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.738%	19,000	241	221	20
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	20,500	260	144	116
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.738%	5,600	71	62	9
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.738%	12,300	156	129	27
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.738%	23,000	292	222	70

						$(4,473)	$(3,679)	$(794)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP	EUR	60,000	$2,245	$0	$2,245
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		52,200	2,008	(115)	2,123
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		8,800	345	(2)	347
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		33,900	1,235	0	1,235
Pay	1-Month EUR-FRCPXTOB Index	2.100%	03/13/2011	DUB		4,800	195	0	195
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		29,100	1,126	0	1,126
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		21,700	937	0	937
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		65,300	1,923	0	1,923
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	47,600	(1,070)	(347)	(723)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		190,500	(2,343)	(38)	(2,305)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		48,700	70	99	(29)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		10,100	13	21	(8)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		30,400	147	117	30
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		99,900	371	295	76
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		147,700	1,482	1,187	295
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		191,300	(73)	(116)	43
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		29,700	322	264	58
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		231,000	5,084	(792)	5,876
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	218	30	188
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	2,675	237	2,438
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		74,500	81	(350)	431
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		309,900	462	187	275
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		104,100	155	145	10
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		90,300	208	0	208
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		90,900	324	(231)	555
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		141,000	861	573	288
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	JPM		$19,700	1,862	1,113	749
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	BCLY		60,200	4,235	2,793	1,442
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		39,400	2,772	1,389	1,383
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	HSBC		60,900	4,284	4,060	224
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		63,900	4,496	3,617	879

							$36,650	$14,136	$22,514

(l)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$305,600	$1,181	$7,145
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	105,200	347	4
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	200,400	867	2
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	56,800	386	24
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	12,700	42	328
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	12,700	91	1
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	21,200	57	496
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	21,200	100	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	28,000	139	1,125
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	28,000	186	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	35,400	161	913
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	35,400	168	4
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	7,700	53	3
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	101,500	690	4,078
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	101,500	599	3
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	48,500	189	1,251
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	48,500	267	5
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	27,600	237	1,109
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,800	123	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	27,600	116	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	194,100	1,514	7,798
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	18,000	171	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	194,100	990	7
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	510,700	3,422	13,171
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	510,700	4,086	57
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	20,400	135	9
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	77,500	500	27
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	210,000	3,245	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	22,500	174	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	40,700	285	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	35,600	351	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	5,400	37	2

							$23,031	$37,564

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$45,500	$414	$1,022

Inflation Cap

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BCLY	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/04/2010	$43,000	$138	$14
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/14/2010	20,000	80	4

						$218	$18

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	12/14/2010	$73,200	$334	$12
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	172,600	1,459	1,933
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	264,700	2,362	3,005
Floor - OTC CPURNSA Index	DUB	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	38,300	287	375

						$4,442	$5,325

(m)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,209	07/2010	JPM	$0	$(35)	$(35)
Sell	BRL	68,003	08/2010	HSBC	0	(81)	(81)
Buy	CAD	61,414	07/2010	CITI	0	(681)	(681)
Sell		12,860	07/2010	CITI	160	0	160
Buy		25,950	07/2010	RBS	0	(547)	(547)
Sell		23,425	07/2010	RBS	881	0	881
Sell		217,324	07/2010	UBS	11,934	0	11,934
Sell	CHF	10,035	07/2010	CITI	2	0	2
Buy		10,035	07/2010	GSC	431	0	431
Buy		10,035	09/2010	CITI	0	(3)	(3)
Sell		10,850	09/2010	CITI	0	(432)	(432)
Buy	CNY	16,013	11/2010	BCLY	0	(48)	(48)
Buy		25,964	11/2010	CITI	0	(80)	(80)
Buy		66,971	11/2010	DUB	0	(218)	(218)
Buy		26,389	11/2010	MSC	0	(91)	(91)
Buy		89,846	01/2011	BOA	0	(219)	(219)
Buy		117,845	01/2011	DUB	0	(135)	(135)
Buy		170,080	01/2011	JPM	0	(288)	(288)
Buy		128,280	01/2011	MSC	0	(315)	(315)
Sell	EUR	18,063	07/2010	BNP	250	0	250
Buy		2,180	07/2010	CITI	0	(18)	(18)
Buy		1,633	07/2010	CSFB	0	(18)	(18)
Buy		168	07/2010	MSC	0	(2)	(2)
Sell		169,811	07/2010	RBC	2,742	0	2,742
Buy		21,790	07/2010	RBS	115	0	115
Sell		8,220	07/2010	UBS	0	(59)	(59)
Buy		36,301	08/2010	CITI	0	(412)	(412)
Sell		6,653	01/2011	GSC	711	0	711
Sell	GBP	56,441	09/2010	BOA	0	(678)	(678)
Sell		9,010	09/2010	MSC	57	0	57
Sell		28	09/2010	RBS	0	0	0
Sell	JPY	2,669,653	07/2010	BOA	0	(1,040)	(1,040)
Sell		399,900	07/2010	MSC	0	(275)	(275)
Sell		8,082,719	07/2010	RBC	0	(3,063)	(3,063)
Buy	KRW	2,551,000	07/2010	BCLY	0	(67)	(67)
Sell		12,879,298	07/2010	BCLY	157	(33)	124
Sell		12,688,990	07/2010	CITI	192	0	192
Buy		16,608,515	07/2010	DUB	0	(286)	(286)
Sell		27,022,520	07/2010	HSBC	1,706	0	1,706
Buy		21,366,000	07/2010	JPM	0	(531)	(531)
Buy		4,204,933	07/2010	MSC	0	(117)	(117)
Sell		5,778,640	07/2010	RBS	32	0	32
Buy		13,639,000	07/2010	UBS	0	(348)	(348)
Buy		10,064,978	08/2010	MSC	0	(328)	(328)
Buy		24,469,403	11/2010	BCLY	32	(569)	(537)
Buy		8,619,556	11/2010	BOA	0	(268)	(268)
Buy		50,715,645	11/2010	CITI	0	(1,851)	(1,851)
Buy		6,870,966	11/2010	DUB	0	(305)	(305)
Sell		266,294	11/2010	DUB	14	0	14
Buy		3,589,380	11/2010	GSC	0	(132)	(132)
Buy		28,084,086	11/2010	JPM	0	(1,539)	(1,539)
Buy		13,548,447	11/2010	MSC	0	(717)	(717)
Buy		5,778,640	11/2010	RBS	0	(31)	(31)

Sell		3,418,500	11/2010	RBS	211	0	211
Sell	MXN	188,586	09/2010	BCLY	745	0	745
Sell		1,345,336	09/2010	CITI	5,243	0	5,243
Sell		12,406	09/2010	DUB	49	0	49
Sell		40,929	09/2010	GSC	163	0	163
Buy		184,435	09/2010	HSBC	0	(173)	(173)
Buy		1,768,225	09/2010	JPM	0	(3,526)	(3,526)
Sell		34,790	09/2010	RBS	133	0	133
Sell		330,612	09/2010	UBS	1,255	0	1,255
Sell	MYR	341	10/2010	BCLY	0	(5)	(5)
Sell		34	10/2010	BOA	0	0	0
Sell		167	10/2010	CITI	0	(3)	(3)
Buy		581	10/2010	DUB	0	(1)	(1)
Sell		38	10/2010	DUB	0	(1)	(1)
Buy	NZD	4,842	07/2010	JPM	0	(123)	(123)
Sell	PHP	5,999	11/2010	BCLY	0	0	0
Sell		5,981	11/2010	CITI	0	(1)	(1)
Buy		11,980	11/2010	UBS	0	(4)	(4)
Sell	SEK	4,012	09/2010	CITI	0	0	0
Sell	SGD	208	09/2010	BCLY	2	0	2
Buy		208	09/2010	DUB	0	(1)	(1)

					$27,217	$(19,698)	$7,519

(n) Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$4,540	$0	$4,540
Corporate Bonds & Notes	0	1,814,527	0	1,814,527
Convertible Bonds & Notes	0	6,175	0	6,175
Municipal Bonds & Notes	0	90,185	0	90,185
U.S. Government Agencies	0	78,482	61	78,543
U.S. Treasury Obligations	0	17,169,309	0	17,169,309
Mortgage-Backed Securities	0	579,168	19,918	599,086
Asset-Backed Securities	10,000	538,876	36,002	584,878
Sovereign Issues	0	454,095	0	454,095
Convertible Preferred Securities	9,829	0	0	9,829
Short-Term Instruments	263,112	284,544	0	547,656

Investments, at value	$282,941	$21,019,901	$55,981	$21,358,823
Financial Derivative Instruments(3)	$7,280	$(8,443)	$(5,343)	$(6,506)

Totals	$290,221	$21,011,458	$50,638	$21,352,317

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
U.S. Government Agencies	$62	$(1)	$0	$0	$0	$0	$0	$61	$0
Mortgage-Backed Securities	8,689	19,714	20	0	(143)	0	(8,362)	19,918	204
Asset-Backed Securities	51,362	960	28	(36)	(968)	0	(15,344)	36,002	838

Investments, at value	$60,113	$20,673	$48	$(36)	$(1,111)	$0	$(23,706)	$55,981	$1,042
Financial Derivative Instruments(3)	$(1,815)	$(2,362)	$0	$0	$(1,166)	$0	$0	$(5,343)	$(1,166)

Totals	$58,298	$18,311	$48	$(36)	$(2,277)	$0	$(23,706)	$50,638	$(124)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 4.1%
Ally Financial, Inc.
6.875% due 09/15/2011		$500	$509
American Express Credit Corp.
5.875% due 05/02/2013		300	329
American International Group, Inc.
5.850% due 01/16/2018		200	180
8.175% due 05/15/2068		1,100	877
Bank of America Corp.
0.830% due 06/11/2012	GBP	2,800	4,004
Bank of Scotland PLC
0.597% due 12/08/2010		$1,200	1,198
Barclays Bank PLC
6.050% due 12/04/2017		300	303
7.434% due 09/29/2049		100	90
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,088
BP Capital Markets PLC
0.667% due 04/11/2011		400	383
Commonwealth Bank of Australia
0.819% due 09/17/2014		3,500	3,490
Ford Motor Credit Co. LLC
3.048% due 01/13/2012		500	486
GATX Financial Corp.
5.800% due 03/01/2016		1,000	1,066
Gaz Capital S.A. for Gazprom
7.343% due 04/11/2013		200	212
LeasePlan Corp. NV
3.000% due 05/07/2012		400	412
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		100	20
6.875% due 05/02/2018 (a)		900	188
7.500% due 05/11/2038 (a)		5,000	9
Merna Reinsurance Ltd.
0.940% due 07/07/2010		300	300
Pacific Life Global Funding
5.150% due 04/15/2013		400	420
SLM Corp.
5.050% due 11/14/2014		500	448
Vita Capital III Ltd.
1.411% due 01/01/2012		300	291
Wells Fargo Capital XIII
7.700% due 12/29/2049		700	710
WM Wrigley Jr. Co.
1.912% due 06/28/2011		400	400

Total Corporate Bonds & Notes (Cost $24,361)			18,413

MUNICIPAL BONDS & NOTES 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	75

Total Municipal Bonds & Notes (Cost $94)			75

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
1.621% due 09/01/2044		54	54
1.627% due 10/01/2044		60	60

Freddie Mac
6.357% due 09/01/2036	347	364
6.507% due 10/01/2036	518	545
6.632% due 07/01/2036	478	502

Total U.S. Government Agencies (Cost $1,483)		1,525

U.S. TREASURY OBLIGATIONS 106.0%
Treasury Inflation Protected Securities (c)
1.250% due 04/15/2014	16,790	17,552
1.375% due 07/15/2018	10,109	10,491
1.375% due 01/15/2020	35,991	36,916
1.625% due 01/15/2015	3,539	3,741
1.625% due 01/15/2018	10,926	11,527
1.750% due 01/15/2028 (g)	27,679	28,146
1.875% due 07/15/2015	22,863	24,526
1.875% due 07/15/2019	15,315	16,438
2.000% due 07/15/2014 (g)	11,449	12,297
2.000% due 01/15/2016 (g)	9,336	10,083
2.000% due 01/15/2026	15,157	16,064
2.125% due 01/15/2019	16,753	18,312
2.125% due 02/15/2040	3,933	4,326
2.375% due 01/15/2017	6,810	7,525
2.375% due 01/15/2025	42,797	47,582
2.375% due 01/15/2027	38,726	42,991
2.500% due 07/15/2016	12,414	13,831
2.500% due 01/15/2029	18,784	21,298
2.625% due 07/15/2017	16,198	18,290
3.375% due 04/15/2032	3,439	4,489
3.625% due 04/15/2028	42,063	54,560
3.875% due 04/15/2029	24,400	32,829
U.S. Treasury Notes
2.750% due 05/31/2017	300	307
3.375% due 11/15/2019	8,100	8,398
3.625% due 08/15/2019	6,000	6,351
3.625% due 02/15/2020 (f)	5,500	5,817

Total U.S. Treasury Obligations (Cost $464,476)		474,687

MORTGAGE-BACKED SECURITIES 1.3%
Arkle Master Issuer PLC
1.534% due 05/17/2060	700	696
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	210	213
BCAP LLC Trust
0.517% due 01/25/2037	483	250
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	49	47
2.560% due 08/25/2035	84	79
2.760% due 03/25/2035	148	137
2.934% due 03/25/2035	47	43
3.478% due 01/25/2035	552	534
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	91	93
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	56	50
2.820% due 12/25/2035	40	35
3.072% due 03/25/2034	476	474
3.157% due 08/25/2035	98	85
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	100	102
Countrywide Home Loan Mortgage Pass-Through Trust
0.687% due 06/25/2035	354	291

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		200	197
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		210	217
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	210
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	100
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		308	278
Morgan Stanley Capital I
6.075% due 06/11/2049		330	336
Residential Asset Securitization Trust
0.747% due 01/25/2046		813	366
Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		1,040	786
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045		210	219

Total Mortgage-Backed Securities (Cost $5,749)			5,838

ASSET-BACKED SECURITIES 0.7%
AMMC CDO
0.722% due 05/03/2018		500	471
ARES CLO Funds
0.764% due 03/12/2018		495	475
Callidus Debt Partners Fund Ltd.
0.564% due 04/17/2020		2,489	2,318

Total Asset-Backed Securities (Cost $3,265)			3,264

SOVEREIGN ISSUES 1.7%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	2,300	2,077
4.000% due 08/20/2015		1,300	1,845
4.000% due 08/20/2020		200	273
Canada Government Bond
2.000% due 12/01/2014	CAD	3,000	2,788
2.500% due 06/01/2015		400	379
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	500	428

Total Sovereign Issues (Cost $8,024)			7,790

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		300	280

Total Convertible Preferred Securities (Cost $300)			280

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.3%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.639% due 12/16/2011		$1,500	1,500

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2010	686	686

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $701. Repurchase proceeds are $686.)
U.S. TREASURY BILLS 4.0%
0.090% due 07/01/2010 - 07/29/2010 (b)(e)(g)	17,901	17,899

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 10.8%
	4,824,574	48,313

Total Short-Term Instruments (Cost $68,394)		68,398

Total Investments 129.6% (Cost $576,146)		$580,270
Written Options (i) (0.2%) (Premiums $418)		(777)
Other Assets and Liabilities (Net) (29.4%)		(131,799)

Net Assets 100.0%		$447,694

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $11,719 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $29,722 at a weighted average interest rate of 0.211%. On June 30, 2010, securities valued at $5,818 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $300 and cash of $8 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2010	39	$29
90-Day Eurodollar June Futures	Long	06/2011	31	46
U.S. Treasury 10-Year Note September Futures	Long	09/2010	86	182

				$257

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GATX Financial Corp.	CITI	(1.070%	)	03/20/2016	2.365%	$1,000	$65	$0	$65

Credit Default Swaps on Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	$500	$(8)	$(4)	$(4)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.610%	600	(30)	(20)	(10)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	1,200	(19)	(14)	(5)
France Government Bond	CITI	0.250%	06/20/2015	0.887%	400	(11)	(9)	(2)
France Government Bond	DUB	0.250%	06/20/2015	0.887%	700	(21)	(23)	2
France Government Bond	JPM	0.250%	06/20/2015	0.887%	500	(15)	(18)	3
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%	500	(3)	(6)	3
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.901%	500	(20)	(12)	(8)
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.738%	500	6	5	1
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	1,000	12	12	0

						$(109)	$(89)	$(20)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	5,600	$215	$(10)	$225
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	55	(4)	59
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	1,700	(38)	(24)	(14)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(20)	(17)	(3)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,500	21	17	4
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		5,500	21	15	6
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		2,000	20	16	4
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		15,000	(5)	(13)	8
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		9,000	97	80	17
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,900	92	13	79
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,300	63	2	61
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		5,300	6	(25)	31
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,300	2	1	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		2,400	3	3	0
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,500	6	(5)	11
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		1,700	11	7	4
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	BCLY		$1,800	127	84	43
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		4,000	281	201	80
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		2,200	155	74	81

							$1,112	$415	$697

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	DWRTFT Index	14,027	1-Month USD-LIBOR less a specified spread	$59,979	01/31/2011	CSFB	$(3,228)
Receive	DWRTFT Index	30,159	1-Month USD-LIBOR less a specified spread	128,964	05/31/2011	CSFB	(6,940)
Receive	DWRTFT Index	37,723	1-Month USD-LIBOR less a specified spread	161,308	08/31/2010	MLP	(8,675)
Receive	DWRTFT Index	25,224	1-Month USD-LIBOR less a specified spread	107,861	04/29/2011	MLP	(6,639)

							$(25,482)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$122.000	08/27/2010	7	$4	$12
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	7	2	0

				$6	$12

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$2,600	$14	$61
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,500	5	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,100	8	0
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	6,500	17	168
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	6,500	53	1
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	2,400	13	62
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	2,400	14	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	3,000	11	70
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,000	23	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	8	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	2,400	7	56
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	2,000	10	81
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	2,000	13	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	2,400	10	0
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,100	4	28
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,100	6	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	2,500	20	101
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	2,500	13	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	300	2	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	1,500	10	60
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,500	9	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	500	4	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	3,000	48	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	400	3	0

							$357	$688

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$600	$5	$14

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] – Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$14
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] – Inflation Adjustment) or 0	04/07/2020	4,300	39	49

						$50	$63

(j)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,864	07/2010	JPM	$83	$0	$83
Sell	CAD	3,278	07/2010	UBS	180	0	180
Buy	CNY	863	01/2011	BOA	0	(2)	(2)
Buy		1,474	01/2011	DUB	0	(2)	(2)
Buy		2,120	01/2011	JPM	0	(4)	(4)
Buy		1,527	01/2011	MSC	0	(4)	(4)
Buy	EUR	504	07/2010	BCLY	0	(2)	(2)
Buy		513	07/2010	CITI	0	(4)	(4)
Sell		1,072	07/2010	CSFB	126	0	126
Sell		1,744	07/2010	RBC	49	0	49
Buy		1,758	07/2010	RBS	9	0	9
Sell		802	07/2010	RBS	13	0	13
Buy		199	08/2010	CITI	0	(2)	(2)
Sell	GBP	3,027	09/2010	BOA	0	(36)	(36)
Sell	JPY	120,449	07/2010	BOA	0	(47)	(47)
Buy	KRW	16,000	07/2010	BCLY	0	0	0
Sell		176,870	07/2010	BCLY	2	(1)	1
Sell		174,260	07/2010	CITI	3	0	3
Buy		31,892	07/2010	DUB	0	(1)	(1)
Buy		356,100	07/2010	JPM	0	(9)	(9)
Buy		26,498	07/2010	MSC	0	(1)	(1)
Sell		79,360	07/2010	RBS	0	0	0
Buy		63,427	08/2010	MSC	0	(2)	(2)
Buy		205,394	11/2010	BCLY	0	(3)	(3)
Buy		129,304	11/2010	BOA	0	(4)	(4)
Buy		469,061	11/2010	CITI	0	(16)	(16)
Buy		58,130	11/2010	DUB	0	(3)	(3)
Buy		35,190	11/2010	GSC	0	(1)	(1)
Buy		161,610	11/2010	JPM	0	(8)	(8)
Buy		115,110	11/2010	MSC	0	(6)	(6)
Buy		79,360	11/2010	RBS	1	0	1
Sell	MXN	1,238	09/2010	CITI	5	0	5
Sell		4,888	09/2010	DUB	18	0	18
Sell		8,682	09/2010	GSC	35	0	35
Buy		14,809	09/2010	HSBC	0	(14)	(14)
Buy	MYR	102	10/2010	BCLY	1	0	1
Buy		35	10/2010	CITI	1	0	1
Buy		15	10/2010	DUB	0	0	0
Sell		153	10/2010	DUB	0	0	0
Buy	PHP	135	11/2010	BCLY	0	0	0
Buy		433	11/2010	CITI	0	0	0
Buy		130	11/2010	DUB	0	0	0
Sell		698	11/2010	UBS	1	0	1

					$527	$(172)	$355

(k)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$18,413	$0	$18,413
Municipal Bonds & Notes	0	75	0	75
U.S. Government Agencies	0	1,525	0	1,525
U.S. Treasury Obligations	0	474,687	0	474,687
Mortgage-Backed Securities	0	5,838	0	5,838
Asset-Backed Securities	0	0	3,264	3,264
Sovereign Issues	0	7,790	0	7,790
Convertible Preferred Securities	280	0	0	280
Short-Term Instruments	48,313	20,085	0	68,398

Investments, at value	$48,593	$528,413	$3,264	$580,270
Financial Derivative Instruments(3)	$257	$(25,098)	$(64)	$(24,905)

Totals	$48,850	$503,315	$3,200	$555,365

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Asset-Backed Securities	$470	$2,792	$1	$0	$1	$0	$0	$3,264	$1
Financial Derivative Instruments(3)	$(24)	$(39)	$0	$0	$(1)	$0	$0	$(64)	$(14)

Totals	$446	$2,753	$1	$0	$0	$0	$0	$3,200	$(13)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

RealRetirement® 2010 Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Notes
1.000% due 07/31/2011	$6	$6
1.125% due 06/30/2011	200	201

Total U.S. Treasury Obligations (Cost $207)		207

	SHARES
MUTUAL FUNDS (a)(b) 68.6%
PIMCO
CommodityRealReturn Strategy Fund®	23,556	174
PIMCO Global Advantage Strategy Bond Fund	24,765	271
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	67,431	550
PIMCO Real Return Fund	81,184	909
PIMCO RealEstateRealReturn Strategy Fund	100,568	421
PIMCO StocksPLUS® Fund	36,539	259
PIMCO Total Return Fund	103,045	1,160

Total Mutual Funds (Cost $4,238)		3,744

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 26.2%
REPURCHASE AGREEMENTS 2.2%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$122	122

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $126. Repurchase proceeds are $122.)
U.S. TREASURY BILLS 0.1%
0.193% due 08/26/2010 (c)	6	6

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 23.9%
	130,224	1,304

Total Short-Term Instruments (Cost $1,432)		1,432

PURCHASED OPTIONS (e) 4.1%
(Cost $109)		225
Total Investments 102.7% (Cost $5,986)		$5,608
Written Options (f) (0.8%) (Premiums $39)		(46)
Other Assets and Liabilities (Net) (1.9%)		(100)

Net Assets 100.0%		$5,462

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each PIMCO Fund.

(c)	Securities with an aggregate market value of $6 and cash of $14 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond September Futures	Long	09/2010	4	$27

(d)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$550	$(1)	$(5)	$4
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	40	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	60	0	(1)	1

						$(1)	$(6)	$5

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$750.000	12/18/2010	5	$5	$10

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$82
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	111
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$450	5	4

								$82	$197

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	USD	1.000	05/04/2011	EUR	180	$1	$2
Put - OTC EUR versus USD		1.000	05/22/2015		410	21	16

						$22	$18

(f)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index September Futures	$1,000.000	09/18/2010	6	$24	$29

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	USD	1.000	05/22/2013	EUR	410	$15	$17

(g) Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	4	07/2010	CITI	$0	$0	$0
Sell		1	08/2010	CITI	0	0	0
Sell	GBP	45	09/2010	BOA	0	(1)	(1)

					$0	$(1)	$(1)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Treasury Obligations	$0	$207	$0	$207
Mutual Funds	3,744	0	0	3,744
Short-Term Instruments	1,304	128	0	1,432
Purchased Options	0	225	0	225

Investments, at value	$5,048	$560	$0	$5,608
Financial Derivative Instruments (3)	$27	$(42)	$0	$(15)

Totals	$5,075	$518	$0	$5,593

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirement® 2020 Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 12.0%
U.S. Treasury Notes
1.125% due 06/30/2011	$800	$806

Total U.S. Treasury Obligations (Cost $803)		806

	SHARES
MUTUAL FUNDS (a)(b) 69.8%
PIMCO
CommodityRealReturn Strategy Fund®	29,133	215
PIMCO Global Advantage Strategy Bond Fund	37,225	407
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	85,160	695
PIMCO Real Return Fund	75,733	848
PIMCO RealEstateRealReturn Strategy Fund	103,644	433
PIMCO StocksPLUS® Fund	87,183	618
PIMCO Total Return Fund	132,287	1,490

Total Mutual Funds (Cost $5,319)		4,706

EXCHANGE-TRADED FUNDS 0.4%
iShares MSCI Emerging
Markets Index Fund	774	29

Total Exchange-Traded Funds (Cost $35)		29

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.1%
COMMERCIAL PAPER 1.5%
Freddie Mac
0.210% due 09/21/2010	$100	100

REPURCHASE AGREEMENTS 1.7%
State Street Bank and Trust Co.
0.010% due 07/01/2010	117	117

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $121. Repurchase proceeds are $117.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 11.9%
	80,320	804

Total Short-Term Instruments (Cost $1,021)		1,021

PURCHASED OPTIONS (e) 3.4%
(Cost $117)		232
Total Investments 100.7% (Cost $7,295)		6,794
Written Options (f) (0.8%) (Premiums $47)		(55)
Other Assets and Liabilities (Net) 0.1%		4

Net Assets 100.0%		$6,743

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each PIMCO Fund.

(c)	Cash of $20 has been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond September Futures	Long	09/2010	3	$20

(d)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$670	$(2)	$(6)	$4
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	50	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	60	0	(1)	1

						$(2)	$(7)	$5

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$750.000	12/18/2010	6	$6	$12

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$81
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	111
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$530	6	5

								$83	$197

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	USD	1.000	05/04/2011	EUR	230	$2	$3
Put - OTC EUR versus USD		1.000	05/22/2015		520	26	20

						$28	$23

(f)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index September Futures	$1,000.000	09/18/2010	7	$28	$34

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	EUR	1.000	05/22/2013	EUR	520	$19	$21

(g)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	5	07/2010	CITI	$0	$0	$0
Sell		1	08/2010	CITI	0	0	0
Sell	GBP	45	09/2010	BOA	0	(1)	(1)

					$0	$(1)	$(1)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Treasury Obligations	$0	$806	$0	$806
Mutual Funds	4,706	0	0	4,706
Exchange-Traded Funds	29	0	0	29
Short-Term Instruments	804	217	0	1,021
Purchased Options	0	232	0	232

Investments, at value	$5,539	$1,255	$0	$6,794
Financial Derivative Instruments (3)	$20	$(51)	$0	$(31)

Totals	$5,559	$1,204	$0	$6,763

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirement® 2030 Fund

June 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 62.6%
PIMCO CommodityRealReturn Strategy Fund®	34,643	$256
PIMCO Global Advantage Strategy Bond Fund	41,479	454
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	85,294	696
PIMCO Real Return Fund	45,060	505
PIMCO RealEstateRealReturn Strategy Fund	99,041	414
PIMCO StocksPLUS® Fund	91,011	644
PIMCO Total Return Fund	68,598	772

Total Mutual Funds (Cost $4,415)		3,741

EXCHANGE-TRADED FUNDS 1.7%
iShares MSCI Emerging Markets Index Fund	2,817	105

Total Exchange-Traded Funds (Cost $127)		105

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 32.2%
COMMERCIAL PAPER 6.7%
Freddie Mac
0.243% due 10/06/2010	$400	400

REPURCHASE AGREEMENTS 2.0%
State Street Bank and Trust Co.
0.010% due 07/01/2010	118	118

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $121. Repurchase proceeds are $118.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 23.5%
	140,179	1,403

Total Short-Term Instruments (Cost $1,921)		1,921

PURCHASED OPTIONS (e) 3.9%
(Cost $115)		230
Total Investments 100.4% (Cost $6,578)		$5,997
Written Options (f) (0.8%) (Premiums $41)		(48)
Other Assets and Liabilities (Net) 0.4%		23

Net Assets 100.0%		$5,972

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each PIMCO Fund.

(c)	Cash of $23 has been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond September Futures	Long	09/2010	2	$13

(d)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$610	$(1)	$(5)	$4
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	40	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	60	0	(1)	1

						$(1)	$(6)	$5

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$750.000	12/18/2010	6	$7	$12

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$81
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	111
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$520	6	5

								$83	$197

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	USD	1.000	05/04/2011	EUR	210	$2	$3
Put - OTC EUR versus USD		1.000	05/22/2015		460	23	18

						$25	$21

(f)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index September Futures	$1,000.000	09/18/2010	6	$24	$29

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	USD	1.000	05/22/2013	EUR	460	$17	$19

(g)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	5	07/2010	CITI	$0	$0	$0
Sell		1	08/2010	CITI	0	0	0
Sell	GBP	45	09/2010	BOA	0	(1)	(1)

					$0	$(1)	$(1)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Mutual Funds	$3,741	$0	$0	$3,741
Exchange-Traded Funds	105	0	0	105
Short-Term Instruments	1,403	518	0	1,921
Purchased Options	0	230	0	230

Investments, at value	$5,249	$748	$0	$5,997
Financial Derivative Instruments (3)	$13	$(44)	$0	$(31)

Totals	$5,262	$704	$0	$5,966

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirement® 2040 Fund

June 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a) 55.2%
Allianz NACM Emerging Markets Opportunities Fund (b)	2,124	$44
PIMCO CommodityRealReturn Strategy Fund® (c)	32,352	239
PIMCO Global Advantage Strategy Bond Fund (c)	37,066	406
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (c)	77,859	635
PIMCO RealEstateRealReturn Strategy Fund (c)	98,669	412
PIMCO StocksPLUS® Fund (c)	64,525	457
PIMCO Total Return Fund (c)	7,696	87

Total Mutual Funds (Cost $2,975)		2,280

EXCHANGE-TRADED FUNDS 5.9%
iShares MSCI Emerging Markets Index Fund	3,360	126
Vanguard Emerging Markets ETF	3,114	118

Total Exchange-Traded Funds (Cost $297)		244

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 31.5%
COMMERCIAL PAPER 7.2%
Federal Home Loan Bank
0.198% due 08/06/2010	$200	200
Freddie Mac
0.194% due 08/02/2010	100	100

		300

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 24.3%
	100,188	1,003

Total Short-Term Instruments (Cost $1,303)		1,303

PURCHASED OPTIONS (f) 5.3%
(Cost $102)		217
Total Investments 97.9% (Cost $4,677)		$4,044
Written Options (g) (0.8%) (Premiums $28)		(32)
Other Assets and Liabilities (Net) 2.9%		120

Net Assets 100.0%		$4,132

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Allianz Fund.

(c)	Institutional Class Shares of each PIMCO Fund.

(d)	Cash of $17 has been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond September Futures	Long	09/2010	2	$13

(e)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(2)	Market Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$420	$(1)	$(3)	$2
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	40	0	(1)	1

						$(1)	$(4)	$3

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$750.000	12/18/2010	4	$5	$8

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$81
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	111
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$340	4	3

								$81	$195

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$1.000	05/04/2011	EUR	140	$1	$2
Put - OTC EUR versus USD	1.000	05/22/2015		310	15	12

					$16	$14

(g)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index September Futures	$1,000.000	09/18/2010	4	$16	$20

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$1.000	05/22/2013	EUR	310	$12	$12

(h)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	3	07/2010	CITI	$0	$0	$0
Sell		1	08/2010	CITI	0	0	0
Sell	GBP	45	09/2010	BOA	0	0	0

					$0	$0	$0

(i)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Mutual Funds	$2,280	$0	$0	$2,280
Exchange-Traded Funds	244	0	0	244
Short-Term Instruments	1,003	300	0	1,303
Purchased Options	0	217	0	217

Investments, at value	$3,527	$517	$0	$4,044
Financial Derivative Instruments(3)	$13	$(29)	$0	$(16)

Totals	$3,540	$488	$0	$4,028

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirement® 2050 Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Notes
1.000% due 07/31/2011 (d)	$11	$11
1.000% due 10/31/2011	24	24

Total U.S. Treasury Obligations (Cost $35)		35

	SHARES
MUTUAL FUNDS (a) 61.8%
Allianz NACM Emerging Markets Opportunities Fund (b)	5,311	110
PIMCO CommodityRealReturn Strategy Fund® (c)	9,070	67
PIMCO Global Advantage Strategy Bond Fund (c)	35,713	391
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (c)	76,430	623
PIMCO RealEstateRealReturn Strategy Fund (c)	96,828	405
PIMCO StocksPLUS® Fund (c)	92,107	652
PIMCO Total Return Fund (c)	3,748	42

Total Mutual Funds (Cost $2,928)		2,290

EXCHANGE-TRADED FUNDS 6.5%
iShares MSCI Emerging Markets Index Fund	3,297	123
Vanguard Emerging Markets ETF	3,120	119

Total Exchange-Traded Funds (Cost $294)		242

SHORT-TERM INSTRUMENTS 24.3%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 24.3%
	90,045	902

Total Short-Term Instruments (Cost $902)		902

PURCHASED OPTIONS (f) 5.8%
(Cost $100)		216
Total Investments 99.4% (Cost $4,259)		$3,685
Written Options (g) (0.9%) (Premiums $26)		(31)
Other Assets and Liabilities (Net) 1.5%		55

Net Assets 100.0%		$3,709

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Allianz Fund.

(c)	Institutional Class Shares of each PIMCO Fund.

(d)	Securities with an aggregate market value of $11 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note September Futures	Long	09/2010	5	$15

(e)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(2)	Market Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$370	$(1)	$(3)	$2
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	40	0	(1)	1

						$(1)	$(4)	$3

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$750.000	12/18/2010	4	$4	$8

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$81
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	111
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$310	3	3

								$81	$195

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	USD	1.000	05/04/2011	EUR	130	$1	$2
Put - OTC EUR versus USD		1.000	05/22/2015		280	14	11

						$15	$13

(g)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index September Futures	$1,000.000	09/18/2010	4	$16	$20

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	USD	1.000	05/22/2013	EUR	280	$10	$11

(h)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	48	07/2010	JPM	$2	$0	$2
Sell	EUR	3	07/2010	CITI	0	0	0
Sell		1	08/2010	CITI	0	0	0
Sell	GBP	45	09/2010	BOA	0	(1)	(1)

					$2	$(1)	$1

(i)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Treasury Obligations	$0	$35	$0	$35
Mutual Funds	2,290	0	0	2,290
Exchange-Traded Funds	242	0	0	242
Short-Term Instruments	902	0	0	902
Purchased Options	0	216	0	216

Investments, at value	$3,434	$251	$0	$3,685
Financial Derivative Instruments(3)	$15	$(27)	$0	$(12)

Totals	$3,449	$224	$0	$3,673

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short Duration Municipal Income Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.9%
American International Group, Inc.
4.250% due 05/15/2013	$300	$291
4.700% due 10/01/2010	700	703
General Electric Capital Corp.
0.491% due 07/27/2012	450	441
JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	1,448
SLM Corp.
0.546% due 10/25/2011	125	118
4.500% due 07/26/2010	800	802

Total Corporate Bonds & Notes (Cost $3,633)		3,803

MUNICIPAL BONDS & NOTES 99.6%
ALABAMA 0.3%
Cullman County, Alabama Health Care Authority Revenue Notes, Series 2009
5.000% due 02/01/2012	1,245	1,287

ALASKA 0.2%
North Slope, Alaska General Obligation Notes, Series 2009
5.000% due 06/30/2012	750	809

ARIZONA 1.1%
Arizona State Development Authority Infrastructure Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2011	2,195	2,280
5.000% due 08/01/2012	2,305	2,469

		4,749

ARKANSAS 0.4%
University of Arkansas Revenue Notes, Series 2009
3.000% due 11/01/2012	200	208
University of Arkansas Revenue Notes, Series 2010
3.000% due 12/01/2012	1,295	1,353

		1,561

CALIFORNIA 19.6%
California State Bay Area Toll Authority Revenue Bonds, Series 2008
0.230% due 04/01/2045	4,000	4,000
California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2002
0.350% due 05/01/2022	3,530	3,530
California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
0.350% due 05/01/2016	3,000	3,000
California State Department of Water Resources Revenue Bonds, Series 2002
0.260% due 05/01/2022	980	980
6.000% due 05/01/2014	3,075	3,417
California State Educational Facilities Authority Revenue Bonds, Series 2000
0.170% due 12/01/2030	3,000	3,000
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.170% due 10/01/2026	3,575	3,575
California State Educational Facilities Authority Revenue Notes, Series 2010
1.050% due 10/01/2015	1,000	995

California State Health Facilities Financing Authority Revenue Bonds, Series 2002
0.100% due 09/01/2025	200	200
California State Health Facilities Financing Authority Revenue Bonds, Series 2005
0.220% due 07/01/2035	2,000	2,000
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,600	1,651
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.120% due 09/01/2037	900	900
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2009
0.120% due 11/01/2026	5,420	5,420
California State Municipal Finance Authority Certificates of Participation Notes, Series 2009
3.000% due 02/01/2011	500	501
California State Municipal Finance Authority Revenue Bonds, Series 2010
0.270% due 01/01/2040	2,000	2,000
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.130% due 11/01/2026	700	700
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.140% due 08/15/2041	400	400
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 06/15/2013	1,150	1,249
Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2012	790	798
Fresno, California Revenue Notes, Series 2010
0.750% due 06/01/2011	775	775
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	1,110	1,250
6.250% due 06/01/2033	3,945	4,390
Irvine, California Special Assessment Bonds, Series 1994
0.160% due 09/02/2020	409	409
Irvine, California Special Assessment Bonds, Series 2000
0.160% due 09/02/2025	1,450	1,450
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.250% due 07/01/2031	200	200
Los Angeles, California Department of Airports Revenue Notes, Series 2009
3.500% due 05/15/2012	2,980	3,114
Los Angeles, California Department of Water & Power Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 07/01/2011	10	11
Los Angeles, California Unified School District Certificates of Participation Bonds, Series 2008
0.220% due 10/01/2031	1,975	1,975
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,227
Newport Beach, California Revenue Bonds, Series 2008
0.220% due 12/01/2040	1,000	1,000

Newport Beach, California Revenue Bonds, Series 2009
4.000% due 12/01/2038	350	356
Pasadena, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	1,465	1,504
Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.270% due 06/01/2029	4,875	4,875
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.280% due 04/01/2030	2,130	2,130
San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,400	1,458
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	3,000	3,296
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	480	508
San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2009
5.000% due 07/15/2013	1,000	1,106
Santa Margarita-Dana, California Point Authority Revenue Notes, Series 2009
3.000% due 08/01/2011	150	152
Southern California State Metropolitan Water District Revenue Bonds, Series 1999
0.280% due 07/01/2027	300	300
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	582
Southern California State Public Power Authority Revenue Bonds, Series 2008
0.120% due 07/01/2020	3,200	3,200
University of California Regents Medical Center Revenue Bonds, Series 2007
0.130% due 05/15/2032	4,855	4,855
Visalia, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2013	1,765	1,898

		82,337

COLORADO 4.5%
Colorado Springs, Colorado School District No. 11 Facilities Corp. Certificates of Participation Notes, Series 2009
3.000% due 12/01/2011	550	565
Colorado State Certificates of Participation Notes, Series 2010
3.000% due 03/01/2012	510	527
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2008
0.190% due 10/01/2038	2,000	2,000
Colorado State Educational & Cultural Facilities Authority Revenue Notes, Series 2010
2.000% due 09/01/2011	320	323
2.000% due 09/01/2012	1,385	1,407
5.000% due 09/01/2013	2,145	2,371
Colorado State Health Facilities Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	300	325

Colorado State Health Facilities Authority Revenue Notes, (FSA Insured), Series 2003
4.000% due 05/15/2011	945	962
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.130% due 12/01/2029	6,680	6,680
0.130% due 12/01/2031	1,700	1,700
Denver, Colorado Health & Hospital Authority Revenue Notes, Series 2010
4.000% due 12/01/2011	430	442
4.000% due 12/01/2012	425	441
El Paso County, Colorado Revenue Notes, Series 2010
5.000% due 02/01/2013	1,200	1,318

		19,061

CONNECTICUT 0.2%
Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	706
University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	150	165

		871

DISTRICT OF COLUMBIA 0.7%
District of Columbia Certificates of Participation Notes, (NPFGC-FGIC Insured), Series 2006
5.000% due 01/01/2013	150	160
District of Columbia Revenue Bonds, Series 1998
0.140% due 08/15/2038	1,575	1,575
District of Columbia Revenue Bonds, Series 2007
0.260% due 04/01/2041	1,000	1,000

		2,735

FLORIDA 6.7%
Collier County, Florida Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	265	271
Escambia County, Florida Health Facilities Authority Revenue Notes, Series 2010
3.500% due 08/15/2012	1,000	1,018
Escambia County, Florida Revenue Bond, Series 2009
2.000% due 04/01/2039	5,000	5,023
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
2.060% due 06/01/2013	3,000	2,986
Florida State Department of Transportation Revenue Notes, Series 2007
5.000% due 07/01/2013	1,000	1,107
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	1,000	1,064
Florida State JEA Water & Sewer System Revenue Bonds, Series 2002
5.250% due 10/01/2013	1,320	1,390
Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.270% due 10/01/2034	2,000	2,000
Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
1.300% due 10/01/2036	1,935	1,935
Florida State JEA Water & Sewer System Revenue Notes, Series 2009
5.000% due 10/01/2013	1,500	1,665

Florida State Municipal Loan Council Revenue Notes, (NPFGC Insured), Series 2007
4.250% due 10/01/2010	455	458
Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.130% due 10/01/2035	1,200	1,200
Lakeland, Florida Revenue Notes, Series 2009
1.060% due 10/01/2012	4,300	4,318
Manatee County, Florida School District Certificates of Participation Notes, (FSA Insured), Series 2008
4.500% due 07/01/2011	1,000	1,030
Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,120
Orlando, Florida Aviation Authority Revenue Notes, Series 2010
4.000% due 10/01/2014	475	515
Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,116

		28,216

GEORGIA 2.7%
Atlanta, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2012	1,450	1,587
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	1,500	1,507
DeKalb County, Georgia Hospital Authority Revenue Notes, Series 2010
3.500% due 09/01/2012	15	15
3.500% due 09/01/2013	35	35
4.000% due 09/01/2014	40	41
Fulton County, Georgia Development Authority Revenue Notes, Series 2010
3.000% due 11/15/2010	2,075	2,091
Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2012	1,325	1,377
Monroe County, Georgia Development Authority Revenue Bonds, Series 1995
4.500% due 07/01/2025	1,750	1,798
Monroe County, Georgia Development Authority Revenue Bonds, Series 2010
2.125% due 06/01/2049	3,000	3,006

		11,457

IDAHO 1.0%
Power County, Idaho Revenue Bonds, Series 1985
0.130% due 12/01/2010	4,100	4,100

ILLINOIS 5.8%
Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
0.130% due 03/01/2031	400	400
Chicago, Illinois General Obligation Bonds, Series 2002
0.190% due 01/01/2037	1,600	1,600
Chicago, Illinois General Obligation Bonds, Series 2003
0.130% due 01/01/2034	1,100	1,100

Chicago, Illinois Revenue Notes, Series 2010
4.000% due 01/01/2013	400	419
Chicago, Illinois Waste & Water Revenue Bonds, Series 2008
0.140% due 01/01/2039	6,200	6,200
Cook County, Illinois School District No. 163-Park Forest General Obligation Notes, (FSA Insured), Series 2010
2.000% due 12/15/2010	435	437
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,535
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,066
Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2012	1,900	1,952
4.000% due 08/15/2012	1,410	1,491
5.000% due 05/01/2011	500	512
Illinois State General Obligation Notes, Series 2010
2.000% due 01/01/2012	1,000	1,010
Illinois State Revenue Notes, Series 2009
5.000% due 06/15/2011	1,500	1,561
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,107
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (NPFGC-FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	918
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,931
Lake County, Illinois Community Unit School District No. 60-Waukegan General Obligation Notes, Series 2010
2.000% due 12/01/2011	250	254
Melrose Park, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	125
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (NPFGC-FGIC Insured), Series 2004
0.000% due 10/01/2010	15	15
University of Illinois Revenue Notes, Series 2010
4.000% due 04/01/2013 (a)	525	557

		24,190

INDIANA 1.3%
Boone County, Indiana Hospital Association Revenue Notes, Series 2010
3.000% due 07/15/2012	370	381
4.000% due 01/15/2013	450	473
Indiana Finance Authority Revenue Notes, Series 2010
2.000% due 10/01/2011	300	303
2.000% due 10/01/2012	455	461
3.000% due 10/01/2013	640	663
Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,219

Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	430	467
Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2010
2.000% due 01/15/2013	1,000	1,023
Vincennes, Indiana University Revenue Notes, Series 2010
3.000% due 06/01/2011	250	256
3.000% due 06/01/2012	200	207
Zionsville, Indiana Community Schools Building Corp. Revenue Notes, Series 2009
3.000% due 07/10/2012	150	155

		5,608

IOWA 0.4%
Iowa State University Revenue Notes, Series 2009
3.000% due 01/01/2013	1,775	1,809

KANSAS 0.3%
Kansas State Development Finance Authority Revenue Notes, Series 2009
3.000% due 11/15/2011	450	462
Kansas State Development Finance Authority Revenue Notes, Series 2010
2.000% due 11/01/2012	200	205
Wichita, Kansas Water & Sewer Utility Revenue Notes, (NPFGC-FGIC Insured), Series 2003
5.000% due 10/01/2010	355	359

		1,026

KENTUCKY 0.3%
Kentucky State Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	1,075	1,120

LOUISIANA 1.3%
East Baton Rouge, Louisiana Sewerage Commission Revenue Notes, Series 2010
3.000% due 02/01/2012	500	515
Jefferson, Louisiana Sales Tax District Revenue Notes, (AGC Insured), Series 2009
4.000% due 12/01/2010	730	738
Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	4,035	4,309

		5,562

MAINE 0.6%
Maine State Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	955	990
3.000% due 07/01/2013	1,395	1,458

		2,448

MARYLAND 0.7%
University of Maryland Revenue Bonds, Series 2003
1.500% due 07/01/2023	3,000	3,006

MASSACHUSETTS 7.0%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
2.628% due 07/01/2020	6,505	5,863
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
3.116% due 11/01/2019	1,500	1,357
Massachusetts State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
5.500% due 11/01/2013	2,525	2,884
Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,606
Massachusetts State General Obligation Notes, Series 2004
5.000% due 08/01/2012	1,430	1,557
Massachusetts State General Obligation Notes, Series 2010
0.690% due 02/01/2013	6,250	6,263
4.000% due 06/01/2013	2,000	2,170
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.200% due 11/01/2030	2,100	2,113
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.150% due 12/01/2037	700	700
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.080% due 08/15/2034	700	700
Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2008
4.000% due 12/01/2010	255	258
Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 07/01/2012	1,000	1,034
Massachusetts State Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	283
Massachusetts State Revenue Bonds, (NPFGC-FGIC Insured), Series 2004
3.459% due 01/01/2016	2,700	2,560

		29,348

MICHIGAN 3.2%
Clintondale, Michigan Community Schools General Obligation Notes, (NPFGC-FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	992
Hamilton, Michigan Community School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 05/01/2013	650	720
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,135	2,248
Michigan State Hospital Finance Authority Revenue Notes, Series 2009
3.000% due 11/15/2010	1,000	1,003
Michigan State Municipal Bond Authority Revenue Notes, (Q-SBLF Insured), Series 2009
5.000% due 05/01/2011	1,625	1,675
Michigan State Municipal Bond Authority Revenue Notes, Series 2009
5.000% due 05/01/2011	1,120	1,152

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	4,500	4,505
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	590	515
Royal Oak, Michigan Hospital Finance Authority Revenue Notes, Series 2009
4.000% due 08/01/2013	500	517

		13,327

MINNESOTA 1.2%
Dilworth-Glyndon-Felton, Minnesota Independent School District No. 2641 General Obligation Notes, Series 2007
4.000% due 02/01/2013	215	233
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Revenue Notes, Series 2010
2.000% due 08/15/2011	300	303
Minnesota State Agricultural & Economic Development Board Revenue Notes, (AGC Insured), Series 2008
3.000% due 02/15/2011	150	152
4.000% due 02/15/2012	500	521
Minnesota State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 03/01/2013	205	214
4.000% due 03/01/2014	210	220
Minnesota State Housing Finance Agency Revenue Notes, Series 2009
2.000% due 08/01/2012	425	434
Minnesota State Municipal Power Agency Revenue Notes, Series 2005
4.500% due 10/01/2011	500	518
Nobles County, Minnesota General Obligation Notes, Series 2009
3.000% due 08/01/2012	2,500	2,619

		5,214

MISSISSIPPI 0.2%
De Soto County, Mississippi General Obligation Notes, Series 2009
3.000% due 11/01/2012	250	261
Mississippi State Development Bank Special Obligation Revenue Notes, (AGC Insured), Series 2009
3.000% due 07/01/2011	700	712

		973

MISSOURI 1.9%
Lee’s Summit, Missouri Industrial Development Authority Revenue Notes, Series 2007
5.000% due 08/15/2010	520	521
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	1,500	1,530
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.170% due 09/01/2030	1,200	1,200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.110% due 02/15/2034	1,070	1,070

Missouri State Heath & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 11/15/2011	1,000	1,038
4.000% due 11/15/2012	1,750	1,848
St. Louis, Missouri Municipal Finance Corp. Revenue Notes, Series 2009
1.800% due 02/15/2011	750	755

		7,962

MONTANA 0.0%
Yellowstone County, Montana Revenue Notes, Series 2009
3.000% due 09/01/2012	70	73

NEBRASKA 0.1%
Nebraska State Public Power District Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 01/01/2012	500	531

NEVADA 1.1%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,427
Clark County, Nevada School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
5.000% due 06/15/2013	250	275

		4,702

NEW HAMPSHIRE 2.1%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.130% due 07/01/2033	3,875	3,875
0.220% due 07/01/2033	805	805
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.160% due 06/01/2031	2,300	2,300
New Hampshire State Municipal Bond Bank Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 02/15/2014	1,725	1,949

		8,929

NEW JERSEY 0.9%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	300	356
New Jersey State Economic Development Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	1,290	1,336
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	550	579
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA Insured), Series 2001
5.750% due 12/15/2014	1,465	1,682

		3,953

NEW YORK 7.3%
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
3.486% due 09/01/2015	5,000	4,812
New York City, New York General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
5.250% due 08/01/2010	55	55

New York City, New York General Obligation Bonds, Series 1993
0.130% due 08/01/2019	900	900
0.130% due 08/01/2021	1,375	1,375
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.026% due 03/01/2020	1,500	1,144
3.076% due 03/01/2022	8,000	5,991
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	3,000	3,071
5.500% due 11/01/2026	100	106
New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,253
New York City, New York Transitional Finance Authority Revenue Notes, Series 2006
5.000% due 07/15/2011	300	312
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	871
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,400	1,549
New York State Dormitory Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	2,010	2,065
New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.000% due 06/01/2012	3,000	3,229
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	1,000	1,072
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	140	143
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,135
Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.130% due 12/01/2037	350	350

		30,433

NORTH CAROLINA 1.4%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	329
Durham County, North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2013	1,085	1,137
Mecklenburg County, North Carolina General Obligation Bonds, Series 2000
0.240% due 02/01/2017	1,600	1,600
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2009
3.000% due 01/01/2011	665	671
3.000% due 01/01/2013	1,040	1,073
North Carolina State Medical Care Commission Revenue Notes, Series 2010
3.000% due 10/01/2012	600	624
4.000% due 06/01/2012	500	525

		5,959

OHIO 3.9%
Allen County, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2012	1,000	1,068
5.000% due 09/01/2013	1,000	1,085
Bowling Green, Ohio State University Revenue Notes, Series 2010
2.000% due 06/01/2012	750	759
3.000% due 06/01/2014	500	517
Hamilton County, Ohio General Obligation Notes, Series 2005
5.000% due 12/01/2013	630	707
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,031
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	1,800	1,888
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2009
5.000% due 02/15/2017	500	555
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	940	739
Ohio State General Obligation Notes, Series 2009
5.000% due 08/01/2013	3,000	3,377
Ohio State Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,206
Ohio State Water Development Authority Revenue Notes, Series 2004
5.000% due 06/01/2013	1,175	1,312
University of Cincinnati, Ohio Revenue Notes, Series 2009
2.000% due 06/01/2011	1,000	1,009
2.000% due 06/01/2012	1,010	1,023
University of Cincinnati, Ohio Revenue Notes, Series 2010
3.000% due 06/01/2012 (a)	50	52

		16,328

OKLAHOMA 0.7%
Oklahoma State Municipal Power Authority Revenue Bonds, Series 2005
0.150% due 01/01/2023	2,990	2,990

OREGON 1.2%
Medford, Oregon Hospital Facilities Authority Revenue Bonds, Series 2009
0.120% due 08/15/2032	3,000	3,000
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	813
5.000% due 10/01/2012	435	451
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 03/15/2013	500	536

		4,800

PENNSYLVANIA 6.1%
Adams County, Pennsylvania Industrial Development Authority Revenue Notes, Series 2010
5.000% due 08/15/2012	750	808

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2010
1.360% due 05/15/2038	2,000	2,002
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
3.000% due 05/15/2011	500	510
5.000% due 05/15/2014	1,000	1,105
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
3.000% due 10/01/2047	500	510
Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2009
3.000% due 11/01/2010	1,000	1,004
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2012 (a)	925	951
3.000% due 05/15/2013 (a)	1,200	1,232
Dauphin County, Pennsylvania General Obligation Notes, Series 2009
3.000% due 11/15/2011	200	206
Delaware County, Pennsylvania Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 12/01/2013	395	445
Pennsylvania State Economic Development Financing Authority Revenue Notes, Series 2009
5.000% due 10/15/2010	2,000	2,024
Pennsylvania State General Obligation Notes, Series 2008
5.000% due 02/15/2011	2,000	2,056
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 05/01/2012	670	709
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2009
3.000% due 08/15/2010	700	702
3.000% due 06/15/2013	800	844
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 07/01/2013	535	555
Pennsylvania State Public School Building Authority Revenue Notes, (FSA Insured), Series 2008
3.000% due 02/15/2013	45	47
Pennsylvania State Turnpike Commission Revenue Notes, Series 2009
0.830% due 12/01/2011	5,000	5,000
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	563
Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	2,000	2,128
South Fork, Pennsylvania Municipal Authority Revenue Notes, Series 2010
3.000% due 07/01/2011	1,005	1,010
5.000% due 07/01/2012	1,055	1,095

		25,506

SOUTH CAROLINA 1.8%
South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.150% due 10/01/2039	1,280	1,280

South Carolina State Public Service Authority Revenue Notes, Series 2009
3.500% due 01/01/2011	975	990
4.000% due 01/01/2011	5,200	5,290

		7,560

TENNESSEE 0.8%
Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	750	827
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	75	75
Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,517

		3,419

TEXAS 6.6%
Arlington, Texas Revenue Notes, Series 2010
4.000% due 06/01/2013	1,000	1,083
Austin, Texas Electrical Utilities System Revenue Notes, Series 2010
2.000% due 11/15/2012	1,000	1,022
Brazosport, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2004
4.000% due 02/15/2013	150	162
Clifton, Texas Higher Education Finance Corp. Revenue Notes, Series 2010
2.900% due 12/01/2012	455	458
3.200% due 12/01/2013	600	605
Comal, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
4.000% due 02/01/2013	100	108
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
3.000% due 03/01/2011	1,315	1,337
Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 12/01/2011	335	358
Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Notes, Series 2009
4.000% due 11/01/2011	2,000	2,073
Deaf Smith County, Texas Hospital District General Obligation Notes, Series 2010
4.000% due 03/01/2011	100	101
4.000% due 03/01/2013	425	438
Houston, Texas Revenue Notes, (NPFGC-FGIC Insured), Series 2007
4.000% due 07/01/2013	250	264
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,196
Laredo, Texas Community College District Revenue Notes, (FSA Insured), Series 2010
3.000% due 08/01/2012	160	164
3.000% due 08/01/2013	175	180
Laredo, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 02/15/2013	815	864

Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2010
1.500% due 08/01/2040	1,500	1,512
South San Antonio, Texas independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
5.000% due 08/15/2013	385	432
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.130% due 11/15/2033	3,000	3,000
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, (AGC Insured), Series 2009
5.000% due 09/01/2012	2,010	2,126
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 11/15/2010	685	695
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2010
3.000% due 08/15/2012	135	138
Texas State General Obligation Notes, Series 2008
5.000% due 10/01/2011	2,000	2,112
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	414
Texas State Municipal Power Agency Revenue Bonds, (NPFGC Insured), Series 1993
0.000% due 09/01/2016	3,380	2,772
Texas State Revenue Notes, Series 2009
2.500% due 08/31/2010	2,000	2,007

		27,621

UTAH 0.1%
Utah State South Valley Sewer District Revenue Notes, Series 2009
4.000% due 01/01/2011	400	407

VERMONT 0.3%
University of Vermont & State Agricultural College Revenue Notes, Series 2010
3.000% due 10/01/2011	550	563
4.000% due 10/01/2012	600	637

		1,200

VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Revenue Notes, Series 2009
5.000% due 10/01/2010	375	378

VIRGINIA 0.7%
Portsmouth, Virginia General Obligation Notes, (FSA Insured), Series 2003
5.000% due 07/01/2013	1,030	1,147
Virginia State College Building Authority Revenue Bonds, Series 2006
0.150% due 02/01/2026	200	200
Virginia State Public Building Authority Revenue Notes, Series 2009
5.000% due 08/01/2011	1,000	1,050
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	375	393

		2,790

WASHINGTON 0.9%
Chelan County, Washington Public Utility District No. 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	530	586
Everett, Washington Water & Sewer Revenue Notes, (NPFGC Insured), Series 2003
4.500% due 07/01/2011	1,495	1,551
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012 (a)	1,000	1,045
Olympia, Washington Revenue Notes, Series 2010
2.000% due 11/01/2012	15	15
Snohomish County, Washington Public Utility District No. 1 Revenue Notes, Series 2010
3.000% due 12/01/2014	45	47
Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2014	25	29
Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	500	523

		3,796

WEST VIRGINIA 0.4%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	25	25
West Virginia State Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,494

		1,519

WISCONSIN 1.2%
Manitowoc, Wisconsin Revenue Notes, (AGC Insured), Series 2009
3.000% due 10/01/2011	1,520	1,555
Wisconsin State General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,500	1,664
Wisconsin State Health & Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	140	143
Wisconsin State Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.500% due 11/01/2010	535	537
Wisconsin State Revenue Notes, Series 2009
4.000% due 07/01/2012	1,000	1,065

		4,964

WYOMING 0.3%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	1,155	1,214

Total Municipal Bonds & Notes (Cost $418,418)		417,848

MORTGAGE-BACKED SECURITIES 0.6%
Countrywide Alternative Loan Trust
1.921% due 11/25/2035	1,365	723
2.461% due 11/25/2035	1,551	841
Residential Accredit Loans, Inc.
0.497% due 02/25/2047	2,009	882

Total Mortgage-Backed Securities (Cost $3,153)		2,446

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/01/2010	187	187

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $192. Repurchase proceeds are $187.)
Total Short-Term Instruments (Cost $187)		187

Total Investments 101.1% (Cost $425,391)		$424,284
Other Assets and Liabilities (Net) (1.1%)		(4,653)

Net Assets 100.0%		$419,630

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$3,803	$0	$3,803
Municipal Bonds & Notes
Alabama	0	1,287	0	1,287
Alaska	0	809	0	809
Arizona	0	4,749	0	4,749
Arkansas	0	1,561	0	1,561
California	0	82,337	0	82,337
Colorado	0	19,061	0	19,061
Connecticut	0	871	0	871
District of Columbia	0	2,735	0	2,735
Florida	0	28,216	0	28,216
Georgia	0	11,457	0	11,457
Idaho	0	4,100	0	4,100
Illinois	0	24,190	0	24,190
Indiana	0	5,608	0	5,608
Iowa	0	1,809	0	1,809
Kansas	0	1,026	0	1,026
Kentucky	0	1,120	0	1,120
Louisiana	0	5,562	0	5,562
Maine	0	2,448	0	2,448
Maryland	0	3,006	0	3,006
Massachusetts	0	29,348	0	29,348
Michigan	0	13,327	0	13,327
Minnesota	0	5,214	0	5,214
Mississippi	0	973	0	973
Missouri	0	7,962	0	7,962
Montana	0	73	0	73
Nebraska	0	531	0	531
Nevada	0	4,702	0	4,702
New Hampshire	0	8,929	0	8,929
New Jersey	0	3,953	0	3,953
New York	0	30,433	0	30,433
North Carolina	0	5,959	0	5,959
Ohio	0	16,328	0	16,328
Oklahoma	0	2,990	0	2,990
Oregon	0	4,800	0	4,800
Pennsylvania	2,183	23,323	0	25,506
South Carolina	0	7,560	0	7,560
Tennessee	0	3,419	0	3,419
Texas	0	27,621	0	27,621
Utah	0	407	0	407
Vermont	0	1,200	0	1,200
Virgin Islands	0	378	0	378
Virginia	0	2,790	0	2,790
Washington	0	3,796	0	3,796
West Virginia	0	1,519	0	1,519
Wisconsin	0	4,964	0	4,964
Wyoming	0	1,214	0	1,214
Mortgage-Backed Securities	0	2,446	0	2,446
Short-Term Instruments	0	187	0	187

Investments, at value	$2,183	$422,101	$0	$424,284

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Short-Term Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
CSC Holdings LLC
2.100% due 03/29/2016	$2,443	$2,373
HCA, Inc.
2.783% due 11/17/2013	686	649
3.783% due 03/31/2017	1,644	1,575
International Lease Finance Corp.
6.750% due 03/17/2015	700	692

Total Bank Loan Obligations (Cost $5,423)		5,289

CORPORATE BONDS & NOTES 47.3%
BANKING & FINANCE 36.5%
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	6,000	6,045
Ally Financial, Inc.
0.539% due 12/19/2012	36,200	36,253
American Express Bank FSB
0.477% due 05/29/2012	8,362	8,241
0.500% due 06/12/2012	12,714	12,524
1.330% due 12/09/2011	3,955	4,018
5.500% due 04/16/2013	3,400	3,677
5.550% due 10/17/2012	4,900	5,271
American Express Centurion Bank
0.500% due 06/12/2012	10,431	10,275
5.200% due 11/26/2010	2,360	2,396
5.550% due 10/17/2012	800	861
American Express Co.
5.250% due 09/12/2011	1,770	1,837
7.250% due 05/20/2014	800	910
American Express Credit Corp.
0.467% due 02/24/2012	4,335	4,288
0.510% due 06/16/2011	5,760	5,732
0.526% due 12/02/2010	100	100
2.047% due 06/19/2013	9,000	9,059
5.125% due 08/25/2014	5,000	5,386
5.875% due 05/02/2013	7,600	8,323
American Express Travel Related Services Co., Inc.
0.554% due 06/01/2011	35,200	34,829
5.250% due 11/21/2011	1,000	1,039
American General Finance Corp.
0.787% due 12/15/2011	3,300	2,960
4.625% due 09/01/2010	5,300	5,300
5.375% due 10/01/2012	3,300	3,003
5.900% due 09/15/2012	3,400	3,124
American International Group, Inc.
0.639% due 03/20/2012 (h)	6,300	6,078
5.375% due 10/18/2011	2,200	2,222
5.850% due 01/16/2018	2,100	1,887
6.250% due 03/15/2037	10,000	6,850
Anadarko Finance Co.
6.750% due 05/01/2011	1,010	1,001
ANZ National International Ltd.
6.200% due 07/19/2013	15,650	17,356
Australia & New Zealand Banking Group Ltd.
0.819% due 06/18/2012	6,000	6,004
BAE Systems Holdings, Inc.
4.750% due 08/15/2010	5,875	5,898
Banco Bilbao Vizcaya Argentaria Puerto Rico
0.497% due 05/25/2012	2,100	2,100
Banco Santander Chile
1.557% due 04/20/2012	30,900	30,898

Bank of America Corp.
0.768% due 02/02/2011	GBP	6,450	9,578
2.100% due 04/30/2012		$3,800	3,894
3.125% due 06/15/2012		3,000	3,135
5.375% due 08/15/2011		1,250	1,299
7.400% due 01/15/2011		10,925	11,250
Bank of Scotland PLC
0.597% due 12/08/2010		2,500	2,496
5.250% due 09/19/2011		4,936	5,104
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600% due 01/22/2013		7,500	7,629
Barclays Bank PLC
0.570% due 04/10/2012		4,325	4,325
1.038% due 01/13/2012		7,000	7,014
1.337% due 03/16/2012		2,400	2,418
1.338% due 03/05/2012		6,300	6,353
5.200% due 07/10/2014		25,300	26,734
5.450% due 09/12/2012		3,000	3,190
BB&T Corp.
3.850% due 07/27/2012		3,840	4,006
BBVA U.S. Senior SAU
0.664% due 05/24/2011		10,000	9,927
Bear Stearns Cos. LLC
0.534% due 02/01/2012		800	796
0.646% due 08/15/2011		15,810	15,825
0.728% due 11/28/2011		298	297
5.850% due 07/19/2010		8,000	8,012
6.950% due 08/10/2012		2,000	2,195
BNP Paribas
0.805% due 07/21/2011		44,000	44,013
BNP Paribas Capital Trust
9.003% due 12/29/2049		2,000	1,975
BRFkredit A/S
0.553% due 04/15/2013		6,800	6,803
BTMU Curacao Holdings NV
1.051% due 11/29/2049	JPY	200,000	2,254
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$34,500	34,915
2.600% due 07/02/2015 (b)		20,000	20,176
Capital One Financial Corp.
6.750% due 09/15/2017		1,500	1,721
Cie de Financement Foncier
2.125% due 04/22/2013		5,400	5,458
Citibank N.A.
1.250% due 09/22/2011		24,790	25,001
1.375% due 08/10/2011		25,000	25,247
1.875% due 06/04/2012		47,000	47,978
Citigroup Funding, Inc.
0.267% due 05/05/2011		2,680	2,682
0.344% due 07/12/2012		1,500	1,507
1.875% due 10/22/2012		10,000	10,218
Citigroup, Inc.
0.535% due 05/18/2011		15,560	15,435
0.662% due 03/16/2012		38,985	38,071
0.798% due 08/10/2011	GBP	25,000	36,587
0.902% due 06/28/2013	EUR	1,300	1,486
2.125% due 04/30/2012		$12,000	12,302
2.875% due 12/09/2011		72,905	75,207
5.100% due 09/29/2011		1,435	1,476
5.500% due 04/11/2013		6,300	6,555
6.000% due 02/21/2012		43,015	45,047
6.000% due 12/13/2013		46,400	48,718
6.125% due 11/21/2017		2,480	2,595

6.400% due 03/27/2013	EUR	1,000	1,313
6.500% due 08/19/2013		$9,100	9,702
Commonwealth Bank of Australia
0.321% due 05/27/2011		35,600	35,611
0.714% due 07/12/2013		2,900	2,891
0.917% due 12/10/2012		1,600	1,600
1.089% due 03/19/2013		14,400	14,403
3.500% due 03/19/2015		1,450	1,471
Countrywide Financial Corp.
0.800% due 05/07/2012		6,300	6,155
5.800% due 06/07/2012		21,770	22,907
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		10,000	10,184
Credit Agricole S.A.
0.694% due 02/02/2012		3,500	3,483
Credit Suisse USA, Inc.
6.125% due 11/15/2011		300	319
Danske Bank A/S
0.834% due 05/24/2012		80,700	80,504
Deutsche Bank AG
0.551% due 01/19/2012		7,750	7,698
Dexia Credit Local
0.544% due 01/12/2012		37,400	37,190
0.808% due 04/29/2014		13,800	13,798
0.938% due 03/05/2013		23,100	23,125
1.188% due 09/23/2011		79,150	79,280
1.875% due 09/30/2011		50,000	49,734
2.375% due 09/23/2011		20,000	20,280
El Paso Performance-Linked Trust
7.750% due 07/15/2011		18,450	19,112
FIH Erhvervsbank A/S
0.907% due 06/13/2013		18,900	18,883
First Tennessee Bank N.A.
0.570% due 02/14/2011		6,400	6,381
Ford Motor Credit Co. LLC
5.787% due 06/15/2011		9,597	9,729
7.250% due 10/25/2011		5,000	5,138
7.375% due 02/01/2011		6,500	6,623
8.625% due 11/01/2010		8,900	9,048
9.750% due 09/15/2010		21,750	22,020
General Electric Capital Corp.
0.340% due 01/26/2011		15,000	15,006
0.386% due 04/24/2012		39,000	39,160
0.539% due 12/21/2012		80,600	80,914
0.609% due 03/15/2012		32,500	31,621
0.618% due 06/06/2011		14,660	14,644
0.656% due 06/12/2012		3,200	3,104
0.659% due 06/20/2013		2,250	2,148
0.837% due 06/08/2012		85,040	85,772
1.369% due 12/20/2013		4,500	4,370
1.800% due 03/11/2011		55,000	55,542
2.250% due 03/12/2012		80,350	82,483
Golden West Financial Corp.
4.750% due 10/01/2012		2,800	2,924
Goldman Sachs Group, Inc.
0.963% due 02/04/2013	EUR	17,500	19,957
5.300% due 02/14/2012		$7,000	7,290
5.450% due 11/01/2012		3,775	3,980
5.700% due 09/01/2012		10,000	10,566
6.600% due 01/15/2012		8,250	8,730
HSBC Bank USA N.A.
4.625% due 04/01/2014		1,500	1,581
HSBC Capital Funding LP
4.610% due 12/31/2049		150	130

HSBC Finance Corp.
0.553% due 01/15/2014		1,638	1,536
0.584% due 08/09/2011		79,976	79,273
0.586% due 04/24/2012		25,101	24,499
0.654% due 07/19/2012		14,820	14,429
0.887% due 09/14/2012		23,000	22,315
0.968% due 06/01/2016		691	625
5.000% due 04/15/2011		1,420	1,442
5.700% due 06/01/2011		5,336	5,516
5.900% due 06/19/2012		2,500	2,648
6.375% due 10/15/2011		20,806	21,752
6.750% due 05/15/2011		11,831	12,319
8.000% due 07/15/2010		5,000	5,008
HSBC USA, Inc.
1.248% due 12/19/2011		10,400	10,535
ING Bank NV
0.928% due 01/13/2012		19,700	19,821
1.333% due 03/30/2012		35,000	35,131
2.625% due 02/09/2012		46,900	47,848
ING USA Global Funding Trust
0.441% due 10/01/2010		6,000	5,989
International Bank for Reconstruction & Development
0.712% due 03/04/2011		12,800	12,821
International Lease Finance Corp.
1.084% due 07/06/2010	EUR	6,700	8,214
4.875% due 09/01/2010		$9,250	9,227
5.125% due 11/01/2010		500	497
5.450% due 03/24/2011		2,500	2,476
5.625% due 09/15/2010		13,848	13,865
John Deere Capital Corp.
1.287% due 06/10/2011		7,100	7,150
JPMorgan Chase & Co.
0.546% due 05/16/2011		4,700	4,701
0.664% due 12/21/2011		300	299
0.787% due 12/26/2012		38,800	39,189
1.106% due 12/02/2011		21,700	21,972
6.750% due 02/01/2011		1,600	1,652
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		300	327
Kreditanstalt fuer Wiederaufbau
4.750% due 05/15/2012		900	962
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		9,700	1,940
Lloyds TSB Bank PLC
1.111% due 04/01/2011		65,000	65,287
1.533% due 04/02/2012		69,400	70,336
2.300% due 04/01/2011		12,400	12,501
12.000% due 12/29/2049		2,500	2,516
Macquarie Bank Ltd.
2.600% due 01/20/2012		23,300	23,818
3.300% due 07/17/2014		1,200	1,260
Merna Reinsurance Ltd.
0.940% due 07/07/2010		3,000	2,999
Merrill Lynch & Co., Inc.
0.516% due 07/25/2011		950	942
0.544% due 11/01/2011		5,300	5,211
0.636% due 02/15/2011		7,075	6,961
0.768% due 06/05/2012		35,000	34,012
5.450% due 02/05/2013		200	210
6.050% due 08/15/2012		1,300	1,383
MetLife of Connecticut Institutional Funding Ltd.
1.017% due 06/15/2011		7,500	7,499

Metropolitan Life Global Funding I
0.698% due 07/13/2011		5,800	5,796
0.787% due 03/15/2012		10,290	10,169
2.437% due 06/10/2011		61,490	62,277
2.875% due 09/17/2012		7,710	7,899
4.625% due 08/19/2010		5,350	5,370
5.125% due 11/09/2011		1,000	1,040
5.125% due 04/10/2013		4,440	4,807
Monumental Global Funding III
0.486% due 01/25/2013		19,675	19,008
0.503% due 01/15/2014		11,200	10,698
Morgan Stanley
0.545% due 01/09/2012		48,908	47,574
0.550% due 04/19/2012		9,599	9,315
0.783% due 10/15/2015		28,000	25,027
2.930% due 05/14/2013		56,200	56,447
5.300% due 08/08/2012	AUD	15,900	12,933
5.750% due 08/31/2012		$5,000	5,243
6.000% due 04/28/2015		1,800	1,884
6.600% due 04/01/2012		30,000	31,856
Mystic Re Ltd.
10.538% due 06/07/2011		1,400	1,356
National City Bank
0.908% due 06/07/2017		1,800	1,614
6.200% due 12/15/2011		4,400	4,660
National Rural Utilities Cooperative Finance Corp.
1.066% due 07/01/2010		3,400	3,400
Nationwide Building Society
0.616% due 05/17/2012		36,600	36,535
New York Life Global Funding
0.662% due 06/16/2011		5,000	5,002
0.849% due 12/20/2013	EUR	22,800	27,093
4.650% due 05/09/2013		$800	859
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		3,000	3,066
Nomura Europe Finance NV
0.683% due 07/05/2011		3,900	3,825
0.819% due 10/25/2011	EUR	2,000	2,386
Nykredit Realkredit A/S
4.000% due 01/01/2011	DKK	250,000	41,527
Piper Jaffray Cos.
4.633% due 12/31/2010		$35,000	35,087
PNC Funding Corp.
0.478% due 01/31/2012		935	926
Pricoa Global Funding I
0.438% due 01/30/2012		31,020	30,433
0.667% due 06/26/2012		39,400	38,471
0.737% due 09/27/2013		600	574
4.625% due 06/25/2012		4,200	4,402
5.400% due 10/18/2012		1,005	1,082
5.450% due 06/11/2014		1,100	1,197
Principal Financial Global Funding LLC
5.420% due 11/15/2010	AUD	7,500	6,313
Principal Life Income Funding Trusts
0.939% due 09/17/2010		$2,900	2,903
5.150% due 06/17/2011		9,500	9,735
Rabobank Nederland NV
3.375% due 02/19/2013		3,000	3,131
11.000% due 06/29/2049		2,480	3,075
Regions Bank
7.500% due 05/15/2018		700	712
Regions Financial Corp.
0.707% due 06/26/2012		2,500	2,354
7.000% due 03/01/2011		215	218

Residential Reinsurance 2008 Ltd.
7.288% due 06/06/2011		2,000	1,940
Royal Bank of Scotland Group PLC
0.474% due 10/28/2011		13,000	12,927
0.798% due 03/30/2012		130,600	129,733
1.026% due 12/02/2011		50,800	50,993
1.121% due 05/11/2012		44,200	44,261
1.213% due 04/23/2012		43,000	43,565
1.450% due 10/20/2011		37,300	37,386
2.625% due 05/11/2012		2,600	2,661
4.875% due 08/25/2014		10,000	10,042
6.990% due 10/29/2049		300	196
Santander Central Hispano Issuances Ltd.
7.625% due 09/14/2010		1,250	1,261
Santander Holdings USA, Inc.
4.800% due 09/01/2010		3,000	3,018
Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		17,300	16,797
Scotland International Finance No. 2 BV
7.700% due 08/15/2010		7,900	7,951
Simon Property Group LP
4.875% due 08/15/2010		1,545	1,549
SLM Corp.
0.476% due 07/26/2010		12,850	12,849
0.546% due 10/25/2011		8,400	7,958
0.933% due 11/15/2011	EUR	1,000	1,166
3.930% due 08/25/2010 (l)	CAD	3,000	2,821
4.500% due 07/26/2010		$11,650	11,674
Societe Generale Societe de Credit Fonciere
1.319% due 06/19/2013		12,000	12,136
State Street Bank and Trust Co.
0.737% due 12/08/2015		5,700	5,454
State Street Capital Trust III
8.250% due 01/29/2049		14,000	14,028
Sumitomo Mitsui Banking Corp.
1.002% due 06/29/2049	JPY	700,000	7,655
Sun Life Financial Global Funding LP
0.542% due 07/06/2010		$15,730	15,730
0.693% due 07/06/2011		8,400	8,324
0.783% due 10/06/2013		15,050	14,610
Suncorp-Metway Ltd.
0.914% due 12/17/2010		25,000	25,017
1.803% due 07/16/2012		39,760	40,866
SunTrust Bank
6.375% due 04/01/2011		3,350	3,455
Svensk Exportkredit AB
4.500% due 09/27/2010		28,100	28,338
Svenska Handelsbanken AB
1.536% due 09/14/2012		12,500	12,556
Swedbank AB
0.750% due 01/14/2013		49,700	49,586
2.800% due 02/10/2012		15,400	15,803
Teva Pharmaceutical Finance III LLC
0.939% due 12/19/2011		30,400	30,475
Toyota Motor Credit Corp.
5.450% due 05/18/2011		3,194	3,315
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		19,200	20,794
U.S. Central Federal Credit Union
1.250% due 10/19/2011		34,400	34,690
1.900% due 10/19/2012		2,500	2,554
UBS AG
1.584% due 02/23/2012		17,200	17,268
1.785% due 09/29/2011		25,700	25,827

UBS Preferred Funding Trust I
8.622% due 10/29/2049		1,000	977
UBS Preferred Funding Trust V
6.243% due 05/29/2049		4,700	4,077
UFJ Finance Aruba AEC
6.750% due 07/15/2013		50	56
Union Planters Corp.
4.375% due 12/01/2010		13,730	13,758
7.750% due 03/01/2011		5,000	5,070
USB Capital IX
6.189% due 10/29/2049		100	73
Vita Capital III Ltd.
1.391% due 01/01/2011		2,200	2,179
Wachovia Bank N.A.
5.000% due 09/28/2011		5,200	5,368
Wachovia Corp.
0.433% due 10/15/2011		41,845	41,556
0.443% due 04/23/2012		32,700	32,328
0.534% due 08/01/2013		220	215
0.688% due 03/01/2012		4,000	3,956
2.114% due 05/01/2013		16,600	16,901
5.300% due 10/15/2011		700	733
Wells Fargo & Co.
0.772% due 02/07/2011	GBP	5,000	7,425
1.188% due 08/29/2011		$3,000	3,013
5.300% due 08/26/2011		4,631	4,811
7.980% due 03/29/2049		200	207
Wells Fargo Bank N.A.
0.646% due 05/16/2016		3,000	2,759
6.450% due 02/01/2011		11,920	12,262
Wells Fargo Capital X
5.950% due 12/15/2036		2,000	1,787
Western Corporate Federal Credit Union
1.750% due 11/02/2012		15,000	15,262
Westpac Banking Corp.
3.250% due 12/16/2011		12,600	12,965
Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		13,000	13,114
WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010		3,325	3,362

			4,146,788

INDUSTRIALS 5.6%
Altria Group, Inc.
8.500% due 11/10/2013		4,350	5,082
Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011		4,400	4,549
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		4,100	4,212
Autoroutes du Sud de la France
5.625% due 07/04/2022	EUR	1,300	1,819
BHP Billiton Finance USA Ltd.
5.000% due 12/15/2010		$1,600	1,629
Comcast Corp.
5.450% due 11/15/2010		5,250	5,337
Cox Communications, Inc.
6.750% due 03/15/2011		6,593	6,814
7.750% due 11/01/2010		14,500	14,796
CSC Holdings LLC
6.750% due 04/15/2012		2,000	2,080
7.625% due 04/01/2011		11,600	11,948
CSX Corp.
6.750% due 03/15/2011		11,066	11,465

CVS Caremark Corp.
2.037% due 09/10/2010	100	100
Daimler Finance North America LLC
5.750% due 09/08/2011	5,200	5,417
5.875% due 03/15/2011	29,827	30,738
7.300% due 01/15/2012	11,131	12,004
7.750% due 01/18/2011	11,195	11,568
Delta Air Lines, Inc.
7.111% due 09/18/2011	13,150	13,577
Devon Financing Corp. ULC
6.875% due 09/30/2011	4,000	4,272
DISH DBS Corp.
6.375% due 10/01/2011	10,550	10,919
Dow Chemical Co.
2.624% due 08/08/2011	32,000	32,500
4.850% due 08/15/2012	2,400	2,533
6.000% due 10/01/2012	10,700	11,514
6.125% due 02/01/2011	11,500	11,723
El Paso Corp.
7.000% due 05/15/2011	4,350	4,465
Energy Transfer Partners LP
5.650% due 08/01/2012	1,600	1,698
Enterprise Products Operating LLC
4.600% due 08/01/2012	500	523
Erac USA Finance LLC
5.800% due 10/15/2012	800	864
Florida Gas Transmission Co. LLC
7.625% due 12/01/2010	5,000	5,102
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	1,500	1,629
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	16,025	16,646
Georgia-Pacific LLC
8.125% due 05/15/2011	17,875	18,702
9.500% due 12/01/2011	3,600	3,888
Halliburton Co.
5.500% due 10/15/2010	50	51
Hewlett-Packard Co.
0.648% due 03/01/2012	100	100
1.586% due 05/27/2011	9,900	9,997
2.250% due 05/27/2011	3,438	3,486
Hutchison Whampoa International Ltd.
5.450% due 11/24/2010	5,513	5,599
Kerr-McGee Corp.
6.875% due 09/15/2011	2,750	2,711
KeySpan Corp.
7.625% due 11/15/2010	5,700	5,839
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	1,500	1,609
6.750% due 03/15/2011	9,555	9,893
7.125% due 03/15/2012	2,150	2,312
7.500% due 11/01/2010	3,435	3,491
Kraft Foods, Inc.
0.928% due 08/11/2010	4,600	4,600
5.625% due 11/01/2011	2,100	2,211
PACCAR, Inc.
1.710% due 09/14/2012	18,300	18,627
Pearson PLC
7.000% due 06/15/2011	3,800	3,989
Reynolds American, Inc.
1.237% due 06/15/2011	9,600	9,539
7.250% due 06/01/2012	2,525	2,716
Roche Holdings, Inc.
2.497% due 02/25/2011	50,000	50,647

Shell International Finance BV
0.888% due 06/22/2012	50,100	50,286
1.300% due 09/22/2011	35,400	35,627
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	400	454
Sonat, Inc.
7.625% due 07/15/2011	2,382	2,469
Southwest Airlines Co.
10.500% due 12/15/2011	11,500	12,836
Teck Resources Ltd.
7.000% due 09/15/2012	1,500	1,614
Time Warner, Inc.
6.875% due 05/01/2012	6,520	7,107
Total Capital S.A.
3.000% due 06/24/2015	11,800	11,936
Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	3,000	3,161
8.875% due 07/15/2012	2,000	2,251
Waste Management, Inc.
7.650% due 03/15/2011	4,339	4,515
Williams Cos., Inc.
2.291% due 10/01/2010	41,625	41,620
WM Wrigley Jr. Co.
1.912% due 06/28/2011	38,300	38,304
XTO Energy, Inc.
4.625% due 06/15/2013	18,000	19,425
7.500% due 04/15/2012	3,056	3,405

		642,540

UTILITIES 5.2%
AES Corp.
9.375% due 09/15/2010	9,700	9,797
Arizona Public Service Co.
6.375% due 10/15/2011	175	185
AT&T, Inc.
5.300% due 11/15/2010	3,500	3,556
6.250% due 03/15/2011	1,970	2,042
BP Capital Markets PLC
0.667% due 04/11/2011	16,900	16,168
1.539% due 03/17/2011	1,000	966
1.550% due 08/11/2011	1,000	953
2.750% due 02/27/2012	1,800	1,651
3.125% due 03/10/2012	5,000	4,625
3.625% due 05/08/2014	1,200	1,028
3.750% due 06/17/2013	5,000	4,461
British Telecommunications PLC
9.375% due 12/15/2010	22,630	23,407
CMS Energy Corp.
1.253% due 01/15/2013	9,000	8,528
Columbus Southern Power Co.
0.937% due 03/16/2012	7,500	7,491
Deutsche Telekom International Finance BV
5.375% due 03/23/2011	650	669
FPL Group Capital, Inc.
1.419% due 06/17/2011	200	201
5.625% due 09/01/2011	4,000	4,184
France Telecom S.A.
7.750% due 03/01/2011	57,898	60,429
Georgia Power Co.
0.857% due 03/15/2013	7,000	7,013
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	2,805	2,931
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	37,540	37,915

Koninklijke KPN NV
8.000% due 10/01/2010	33,135	33,665
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	14,050	14,695
NGPL PipeCo LLC
6.514% due 12/15/2012	45,240	45,083
NiSource Finance Corp.
7.875% due 11/15/2010	1,200	1,226
PSEG Power LLC
6.950% due 06/01/2012	143	156
Qatar Petroleum
5.579% due 05/30/2011	3,633	3,707
Qwest Corp.
7.875% due 09/01/2011	2,000	2,090
Sprint Capital Corp.
7.625% due 01/30/2011	57,741	59,040
Telecom Italia Capital S.A.
0.824% due 02/01/2011	13,007	12,891
0.914% due 07/18/2011	34,430	33,950
4.875% due 10/01/2010	7,772	7,830
6.175% due 06/18/2014	10,750	11,252
6.200% due 07/18/2011	1,200	1,244
Telefonica Emisiones SAU
0.674% due 02/04/2013	41,890	40,422
Telefonica Europe BV
7.750% due 09/15/2010	12,938	13,101
Verizon Communications, Inc.
5.350% due 02/15/2011	500	514
Verizon Global Funding Corp.
7.375% due 09/01/2012	1,080	1,214
Verizon Wireless Capital LLC
3.065% due 05/20/2011	70,010	71,588
3.750% due 05/20/2011	15,500	15,880
Vodafone Group PLC
0.816% due 02/27/2012	13,000	12,983
0.877% due 06/15/2011	5,301	5,300

		586,031

Total Corporate Bonds & Notes (Cost $5,349,797)		5,375,359

CONVERTIBLE BONDS & NOTES 0.7%
First Industrial LP
4.625% due 09/15/2011	2,000	1,952
National City Corp.
4.000% due 02/01/2011	47,704	48,300
U.S. Bancorp
0.000% due 12/11/2035	26,625	26,376
0.000% due 09/20/2036	3,500	3,378

Total Convertible Bonds & Notes (Cost $78,019)		80,006

MUNICIPAL BONDS & NOTES 0.7%
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	300	272
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	10,100	10,618
7.550% due 04/01/2039	3,850	4,135
California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	503

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	1,900	1,988
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	39,300	39,356
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	700	697
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	700	664
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	12,500	12,485
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	500	528
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	1,000	1,219
Oklahoma State Agricultural & Mechanical Colleges Revenue Notes, Series 2009
2.553% due 08/01/2011	3,000	3,004
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	101

Total Municipal Bonds & Notes (Cost $74,546)		75,570

U.S. GOVERNMENT AGENCIES 29.0%
Fannie Mae
0.308% due 09/19/2011	96,580	96,591
0.407% due 12/25/2036 - 07/25/2037	4,346	4,022
0.467% due 03/25/2034	122	122
0.477% due 03/25/2036	558	522
0.497% due 08/25/2034	654	617
0.547% due 10/27/2037	1,000	998
0.601% due 06/25/2037	16,153	16,161
0.631% due 12/25/2036	27,668	27,686
0.647% due 03/25/2036	3,090	3,077
0.667% due 06/25/2036	595	595
0.687% due 11/25/2036	553	552
0.697% due 04/25/2036 - 03/25/2044	3,214	3,120
0.717% due 03/25/2036	504	503
0.747% due 02/25/2018 - 09/25/2032	286	280
0.748% due 05/18/2032	398	400
0.777% due 07/25/2036	503	504
0.797% due 10/25/2030 - 09/25/2037	613	620
0.825% due 09/17/2027	9	9
0.875% due 02/25/2022 - 07/18/2027	34	34
0.947% due 10/25/2017	247	249
0.975% due 08/25/2022	16	16
1.000% due 11/23/2011	17,900	18,020
1.025% due 12/25/2022	14	14
1.075% due 09/25/2022	7	7
1.197% due 07/25/2038	243	244
1.225% due 02/25/2023	5	5

1.247% due 04/25/2032 - 11/25/2049	316	317
1.347% due 11/25/2049	303	305
1.525% due 09/25/2023	109	111
1.567% due 10/25/2038	502	508
1.616% due 03/01/2044	6,121	6,276
1.621% due 06/01/2043	1,873	1,886
1.627% due 10/01/2044	2,151	2,125
1.634% due 07/01/2044	776	771
1.750% due 03/23/2011	14,669	14,815
1.835% due 05/01/2035	78	80
2.340% due 06/01/2033	49	51
2.459% due 12/01/2035	56	58
2.559% due 01/01/2036	264	275
2.602% due 04/01/2033	27	28
2.608% due 04/01/2029	6	6
2.630% due 02/01/2033	28	29
2.647% due 09/01/2034	125	130
2.655% due 08/01/2027	1	1
2.681% due 09/01/2034	165	171
2.688% due 01/01/2032	474	492
2.694% due 02/01/2035	21	21
2.712% due 08/01/2024	3	4
2.775% due 08/01/2029	1,453	1,517
2.812% due 05/01/2034	89	93
2.814% due 11/01/2035	691	708
2.822% due 11/01/2024	10	11
2.839% due 11/01/2027	9	10
2.864% due 05/01/2021	29	29
2.879% due 06/01/2035	82	85
2.891% due 09/01/2035	79	83
2.920% due 07/01/2034	23	24
2.947% due 06/01/2035	780	821
2.970% due 08/01/2026	16	17
2.974% due 12/01/2040	361	378
3.027% due 07/01/2031	7	7
3.076% due 09/01/2034	1,189	1,211
3.100% due 02/01/2018	21	21
3.109% due 01/01/2027 - 04/01/2029	166	168
3.145% due 02/01/2034	157	163
3.155% due 10/01/2023	33	34
3.172% due 11/01/2026	1	1
3.237% due 06/01/2034	12	13
3.297% due 09/01/2035	389	407
3.367% due 09/01/2034	102	106
3.435% due 08/01/2034	21	22
3.612% due 05/01/2036	10,286	10,315
4.026% due 07/01/2029	153	159
4.050% due 11/01/2025	18	19
4.096% due 05/01/2036	188	192
4.100% due 12/17/2018	89,200	90,643
4.371% due 07/01/2028	27	28
4.500% due 09/25/2025	21	21
4.700% due 07/01/2035	1,221	1,258
4.728% due 05/01/2035	516	544
4.969% due 06/01/2017	1,749	1,805
5.000% due 01/25/2017	94	96
5.030% due 05/01/2035	367	393
5.133% due 07/01/2018	1,685	1,738
5.151% due 08/01/2035	318	340
5.176% due 10/01/2035	357	380
5.198% due 08/01/2035	316	338
5.223% due 07/01/2035	306	327

5.225% due 09/01/2035	343	365
5.233% due 12/01/2035	307	328
5.273% due 10/01/2035	477	510
5.310% due 08/25/2033	329	353
5.328% due 10/01/2035	433	464
5.345% due 11/01/2035	561	601
5.366% due 11/01/2035	438	469
5.372% due 01/01/2036	337	361
5.379% due 01/01/2036	485	519
5.527% due 01/01/2036	263	281
5.537% due 03/01/2036	347	373
5.575% due 11/01/2028	1	1
5.610% due 03/01/2036	250	267
5.622% due 12/01/2036	91	97
5.828% due 12/01/2036	85	91
5.836% due 06/01/2036	112	121
5.950% due 02/25/2044	606	665
6.000% due 02/01/2019 - 12/01/2028	2,434	2,659
6.500% due 11/01/2028 - 10/25/2042	815	905
6.625% due 11/15/2010	886	907
7.000% due 03/01/2013	20	21
8.579% due 06/25/2032	367	386
10.000% due 01/01/2020 - 04/01/2020	20	21
43.762% due 04/25/2021	5	7
Federal Farm Credit Bank
0.230% due 11/04/2011 - 11/23/2011	76,250	75,984
0.262% due 12/07/2011	135,000	134,969
0.287% due 11/23/2011	13,000	12,995
0.320% due 09/23/2011	48,500	48,419
0.537% due 08/27/2012	85,000	85,328
Federal Home Loan Bank
0.252% due 08/25/2011	35,000	34,972
0.311% due 11/08/2011	244,800	244,734
0.425% due 09/15/2011	12,000	11,993
0.436% due 09/12/2011	202,700	202,605
0.588% due 09/28/2012	10,300	10,311
0.600% due 05/10/2011	4,300	4,301
0.700% due 04/18/2011	180,525	180,960
0.750% due 01/18/2011 - 03/25/2011	43,015	43,122
0.880% due 01/20/2011	4,695	4,706
1.000% due 02/07/2011	8,940	8,968
5.000% due 03/11/2011	4,200	4,327
Federal Housing Administration
6.896% due 07/01/2020	282	281
7.350% due 04/01/2019	143	142
7.430% due 07/01/2021 - 09/01/2022	135	135
7.435% due 02/01/2019	159	159
Freddie Mac
0.160% due 11/09/2011	301,070	300,388
0.170% due 01/13/2012 - 01/25/2012	314,500	313,650
0.227% due 05/05/2011	6,190	6,190
0.271% due 02/02/2012	101,116	101,028
0.297% due 12/29/2011	100,000	99,971
0.298% due 12/21/2011	447,400	447,283
0.310% due 12/14/2011 - 02/10/2012	190,950	190,928
0.351% due 04/01/2011 (f)(i)	294,194	294,606

0.387% due 12/25/2036	15,069	14,980
0.580% due 02/15/2019	44,572	44,652
0.700% due 12/15/2030 - 09/15/2033	460	457
0.750% due 06/15/2031	274	275
0.775% due 01/15/2022	1	1
0.800% due 12/15/2031	9	9
0.900% due 06/15/2031	57	58
1.025% due 03/15/2020	3	3
1.050% due 03/15/2032	19	19
1.125% due 03/15/2023	14	14
1.350% due 10/15/2049	333	335
1.621% due 10/25/2044 - 02/25/2045	10,524	10,674
1.821% due 07/25/2044	11,869	12,069
2.500% due 08/01/2017	55	57
2.734% due 02/01/2023	3	3
2.760% due 04/01/2025	20	21
2.761% due 07/01/2033	151	157
2.875% due 05/01/2034	81	85
3.406% due 08/01/2035	453	471
3.444% due 08/01/2034	163	170
3.566% due 10/01/2033	62	65
4.500% due 02/15/2020 - 12/15/2025	1,529	1,569
4.992% due 08/01/2035	276	291
5.000% due 01/15/2018 - 08/01/2037	3,298	3,432
5.360% due 12/01/2035	280	299
5.371% due 11/01/2035	248	266
5.500% due 05/15/2016 - 08/15/2030	1,061	1,064
6.500% due 07/25/2043	465	516
6.750% due 08/15/2023	351	351
Ginnie Mae
0.750% due 02/16/2032 - 03/16/2032	504	508
0.850% due 02/16/2030	168	168
0.950% due 02/16/2030	110	111
1.000% due 02/16/2030	196	197
1.298% due 03/20/2031	719	722
1.350% due 08/16/2039	339	345
3.000% due 10/20/2031 - 03/20/2032	700	716
3.125% due 10/20/2017 - 12/20/2033	780	799
3.250% due 03/20/2029 - 03/20/2030	751	770
3.375% due 01/20/2022 - 01/20/2026	738	756
3.625% due 07/20/2022 - 08/20/2031	2,108	2,168
4.000% due 02/20/2019	16	16
4.375% due 05/20/2021 - 05/20/2032	2,557	2,643
6.000% due 01/15/2032 - 03/15/2032	1,053	1,165
7.500% due 02/20/2030	112	122
Small Business Administration
1.250% due 12/25/2017	43	43
4.340% due 03/01/2024	345	363
4.524% due 02/10/2013	41	42
5.370% due 04/01/2028	412	450
5.490% due 03/01/2028	249	272

Tennessee Valley Authority
5.625% due 01/18/2011	1,500	1,543

Total U.S. Government Agencies (Cost $3,296,288)		3,298,462

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
0.750% due 05/31/2012	4,200	4,214
0.875% due 02/29/2012	12,700	12,772
3.625% due 08/15/2019	22,000	23,287

Total U.S. Treasury Obligations (Cost $39,755)		40,273

MORTGAGE-BACKED SECURITIES 3.1%
American Home Mortgage Assets
0.537% due 05/25/2046	3,708	1,996
0.537% due 09/25/2046	1,501	702
0.557% due 10/25/2046	6,166	3,124
1.112% due 02/25/2047	1,626	798
1.332% due 11/25/2046	3,125	1,436
American Home Mortgage Investment Trust
2.514% due 10/25/2034	1,838	1,572
2.749% due 02/25/2045	213	194
5.000% due 09/25/2035	1,095	1,069
5.660% due 09/25/2045	1,189	1,031
Banc of America Funding Corp.
4.360% due 02/20/2036	5,719	5,222
5.978% due 01/20/2047	411	294
Banc of America Mortgage Securities, Inc.
3.550% due 07/20/2032	167	163
5.409% due 02/25/2036	389	324
6.500% due 09/25/2033	526	545
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	102	97
2.760% due 03/25/2035	6,101	5,657
2.934% due 03/25/2035	491	453
3.052% due 11/25/2034	1,858	1,744
3.359% due 11/25/2030	161	159
3.529% due 01/25/2034	508	482
3.552% due 01/25/2034	193	188
3.619% due 11/25/2034	16,549	13,845
3.735% due 10/25/2035	500	471
4.970% due 01/25/2035	318	279
5.370% due 05/25/2047	3,929	2,847
Bear Stearns Alt-A Trust
0.507% due 02/25/2034	1,763	1,321
2.759% due 05/25/2035	515	417
4.539% due 09/25/2035	6,669	5,052
5.496% due 11/25/2036	5,139	3,197
5.553% due 01/25/2036	4,113	2,347
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	5	5
Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	777	771
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	14,343	9,067
5.563% due 12/26/2046	7,434	4,915
CC Mortgage Funding Corp.
0.477% due 05/25/2048	4,043	1,550
0.597% due 08/25/2035	646	398
Chase Mortgage Finance Corp.
5.424% due 03/25/2037	1,424	1,165
Citicorp Mortgage Securities, Inc.
5.250% due 06/25/2034	936	934

Citigroup Mortgage Loan Trust, Inc.
0.417% due 01/25/2037	768	681
2.210% due 08/25/2035	215	197
2.810% due 10/25/2035	568	471
2.820% due 12/25/2035	1,386	1,226
3.072% due 03/25/2034	282	281
3.938% due 08/25/2035	4,011	3,474
5.604% due 07/25/2046	1,134	778
5.906% due 09/25/2037	7,481	5,155
Commercial Mortgage Pass-Through Certificates
4.630% due 05/10/2043	2,502	2,517
Countrywide Alternative Loan Trust
0.428% due 09/20/2046	10	10
0.498% due 05/20/2046	100	97
0.507% due 02/25/2047	367	219
0.527% due 05/25/2047	6,358	3,330
0.528% due 02/20/2047	7,956	3,980
0.537% due 09/25/2046	3,018	1,667
0.542% due 12/20/2046	5,630	2,783
0.557% due 07/25/2046	631	334
0.558% due 07/20/2046	4,133	1,613
0.670% due 11/20/2035	1,732	1,005
1.412% due 12/25/2035	2,015	1,151
1.421% due 02/25/2036	750	430
5.500% due 08/25/2035	1,320	1,237
5.787% due 02/25/2037	3,398	2,372
6.000% due 04/25/2037	507	329
6.250% due 12/25/2033	2,287	2,342
Countrywide Home Loan Mortgage Pass-Through Trust
0.577% due 05/25/2035	555	319
0.637% due 04/25/2035	105	59
0.667% due 03/25/2035	826	449
0.687% due 06/25/2035	10,425	8,555
2.375% due 07/19/2031	5	5
2.866% due 11/19/2033	306	223
5.920% due 09/25/2047	717	530
6.500% due 01/25/2034	23	22
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	122	102
1.745% due 05/25/2032	2	2
4.625% due 10/25/2034	1,190	1,172
Credit Suisse Mortgage Capital Certificates
5.912% due 06/15/2039	600	573
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	58	57
0.437% due 08/25/2037	673	655
First Horizon Alternative Mortgage Securities
5.500% due 03/25/2035	754	747
First Horizon Asset Securities, Inc.
3.936% due 08/25/2035	1,527	1,461
First Republic Mortgage Loan Trust
0.650% due 08/15/2032	6,459	5,839
0.700% due 11/15/2031	537	475
0.827% due 06/25/2030	445	415
First Union National Bank Commercial Mortgage
6.223% due 12/12/2033	1,952	2,037
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	4,001	4,061
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	136	137
6.496% due 01/15/2033	1,446	1,464

Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	2,599	2,356
0.567% due 06/25/2045	586	344
0.577% due 06/25/2045	276	167
0.617% due 11/25/2045	675	375
Greenwich Capital Acceptance, Inc.
3.331% due 06/25/2024	8	7
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,900	2,912
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	5,899	5,713
6.878% due 05/03/2018	4,500	4,673
GSR Mortgage Loan Trust
2.943% due 09/25/2035	8,558	8,049
3.308% due 04/25/2036	656	547
5.034% due 01/25/2036	1,582	1,310
6.000% due 03/25/2032	1	1
GSRPM Mortgage Loan Trust
0.747% due 11/25/2031	795	740
1.047% due 01/25/2032	206	186
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	23	23
0.478% due 04/19/2038	1,966	998
0.528% due 07/19/2046	3,375	1,909
0.538% due 07/21/2036	606	326
0.548% due 09/19/2046	872	483
0.568% due 05/19/2035	2,574	1,525
0.588% due 03/19/2036	6,880	3,707
0.718% due 02/19/2034	481	400
5.626% due 08/19/2036	581	474
Impac CMB Trust
1.247% due 10/25/2033	65	55
Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	10	10
Indymac ARM Trust
2.463% due 01/25/2032	5	4
2.503% due 01/25/2032	3	2
Indymac IMSC Mortgage Loan Trust
0.527% due 07/25/2047	1,393	631
Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	350	350
0.537% due 09/25/2046	2,383	1,288
0.547% due 06/25/2047	1,275	651
0.557% due 05/25/2046	418	218
0.587% due 07/25/2035	373	206
2.785% due 12/25/2034	81	59
Luminent Mortgage Trust
0.517% due 12/25/2036	1,827	1,073
0.527% due 12/25/2036	844	477
0.547% due 10/25/2046	643	359
MASTR Adjustable Rate Mortgages Trust
0.557% due 04/25/2046	1,145	605
MASTR Alternative Loans Trust
5.000% due 04/25/2019	524	523
MASTR Asset Securitization Trust
5.500% due 09/25/2033	906	934
MASTR Seasoned Securities Trust
6.208% due 09/25/2017	260	267
Mellon Residential Funding Corp.
0.700% due 11/15/2031	1,533	1,432
0.790% due 12/15/2030	3,850	3,607
2.610% due 10/20/2029	2,660	2,429

Merrill Lynch Floating Trust
0.420% due 06/15/2022	2,202	2,086
0.888% due 07/09/2021	500	462
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	10,044	7,640
2.046% due 12/25/2032	25	25
Merrill Lynch Mortgage-Backed Securities Trust
5.604% due 04/25/2037	1,497	1,094
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	4,796	4,018
1.249% due 10/25/2035	70	58
4.250% due 10/25/2035	5,108	4,609
Morgan Stanley Capital I
0.410% due 10/15/2020	5,510	4,997
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	1,700	1,786
6.660% due 02/15/2033	2,565	2,601
Morgan Stanley Mortgage Loan Trust
0.567% due 02/25/2047	970	220
5.330% due 06/25/2036	402	372
Prudential Mortgage Capital Co. II LLC
7.306% due 10/06/2015	2,000	2,000
Residential Accredit Loans, Inc.
0.527% due 06/25/2046	2,152	896
0.557% due 04/25/2046	357	147
0.597% due 08/25/2037	1,016	523
0.647% due 08/25/2035	1,808	1,079
1.772% due 09/25/2045	1,154	653
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	107	106
Residential Asset Securitization Trust
5.750% due 02/25/2036	353	261
Residential Funding Mortgage Securities I
5.250% due 03/25/2034	2,496	2,478
6.500% due 03/25/2032	90	92
Sequoia Mortgage Trust
0.698% due 07/20/2033	3,401	2,850
0.728% due 10/20/2027	1,714	1,498
2.697% due 01/20/2047	593	476
2.938% due 04/20/2035	1,019	943
Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035	116	61
2.744% due 02/25/2034	219	205
4.540% due 08/25/2035	1,414	1,128
Structured Asset Mortgage Investments, Inc.
0.447% due 09/25/2047	388	385
0.477% due 03/25/2037	1,612	869
0.537% due 07/25/2046	4,184	2,339
0.567% due 05/25/2036	10,845	5,776
0.567% due 05/25/2046	1,418	706
0.577% due 05/25/2045	892	509
0.598% due 07/19/2035	9,824	8,812
0.627% due 02/25/2036	57	32
0.698% due 03/19/2034	824	720
0.928% due 07/19/2034	50	44
1.008% due 09/19/2032	76	65
Structured Asset Securities Corp.
0.397% due 05/25/2036	129	124
2.238% due 07/25/2032	158	108
2.241% due 01/25/2032	13	13
2.920% due 02/25/2032	215	205
3.051% due 10/25/2035	711	560
TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	699	648

Thornburg Mortgage Securities Trust
0.443% due 03/25/2037	652	635
0.457% due 11/25/2046	4,951	4,767
0.473% due 06/25/2037	167	157
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	15,207	13,821
WaMu Mortgage Pass-Through Certificates
0.607% due 11/25/2045	239	186
0.617% due 12/25/2045	440	339
0.637% due 10/25/2045	956	745
0.657% due 01/25/2045	375	285
0.987% due 12/25/2027	2,725	2,456
1.121% due 02/25/2047	4,403	2,554
1.121% due 03/25/2047	3,785	2,083
1.151% due 01/25/2047	849	512
1.161% due 01/25/2047	1,819	958
1.181% due 04/25/2047	2,629	1,571
1.231% due 12/25/2046	3,341	2,139
1.241% due 12/25/2046	1,697	1,002
1.412% due 02/25/2046	4,270	2,891
1.421% due 08/25/2046	24,832	14,981
1.621% due 11/25/2042	721	622
1.821% due 06/25/2042	922	736
1.821% due 08/25/2042	1,047	921
2.386% due 03/25/2033	165	154
2.829% due 09/25/2033	5,839	5,824
2.885% due 09/25/2033	2,025	2,029
3.109% due 02/27/2034	182	179
3.109% due 01/25/2047	485	288
3.359% due 07/25/2046	488	340
3.359% due 08/25/2046	12,085	8,035
3.359% due 09/25/2046	870	616
3.359% due 11/25/2046	345	226
3.359% due 12/25/2046	1,939	1,088
5.197% due 01/25/2037	1,201	877
5.338% due 02/25/2037	4,498	3,328
5.415% due 04/25/2037	819	621
5.504% due 12/25/2036	2,613	1,925
5.517% due 12/25/2036	741	544
5.574% due 02/25/2037	2,203	1,614
5.587% due 05/25/2037	1,938	1,503
5.795% due 02/25/2037	2,496	1,782
5.871% due 09/25/2036	1,335	1,052
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.391% due 05/25/2046	862	460
Washington Mutual MSC Mortgage Pass-Through Certificates
3.267% due 02/25/2033	130	118
Wells Fargo Mortgage-Backed Securities Trust
2.910% due 12/25/2034	4,715	4,761
2.968% due 09/25/2034	706	709
4.807% due 03/25/2036	442	393
5.462% due 07/25/2036	1,708	1,369

Total Mortgage-Backed Securities (Cost $426,060)		356,749

ASSET-BACKED SECURITIES 4.6%
Aames Mortgage Investment Trust
0.497% due 08/25/2035	41	40
Accredited Mortgage Loan Trust
0.397% due 02/25/2037	174	172

ACE Securities Corp.
0.397% due 12/25/2036	404	366
0.407% due 10/25/2036	37	23
0.437% due 06/25/2037	667	575
Ally Auto Receivables Trust
0.323% due 04/15/2011	14,628	14,622
0.586% due 07/15/2011	30,000	29,999
0.750% due 04/15/2012	4,800	4,795
American Express Credit Account Master Trust
1.700% due 12/15/2014	3,200	3,265
American Express Issuance Trust
0.550% due 09/15/2011	327	327
AmeriCredit Automobile Receivables Trust
4.351% due 06/06/2012	10,422	10,505
4.351% due 08/06/2012	465	471
AMMC CDO
0.722% due 05/03/2018	5,200	4,898
Amortizing Residential Collateral Trust
0.927% due 07/25/2032	63	54
1.047% due 10/25/2031	391	332
1.047% due 08/25/2032	432	335
Amresco Residential Securities Mortgage Loan Trust
1.287% due 06/25/2029	99	77
Asset-Backed Funding Certificates
0.407% due 01/25/2037	1,521	1,490
0.697% due 06/25/2034	1,025	793
Asset-Backed Securities Corp. Home Equity
0.427% due 05/25/2037	480	318
0.622% due 09/25/2034	445	382
BA Credit Card Trust
0.370% due 06/17/2013	12,800	12,789
0.550% due 01/15/2013	2,400	2,400
0.930% due 04/15/2013	1,000	1,002
Bank of America Auto Trust
0.619% due 07/15/2011	35,000	35,012
1.700% due 12/15/2011	4,660	4,669
Bank One Issuance Trust
0.470% due 05/15/2014	2,400	2,397
Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036	292	275
0.417% due 12/25/2036	519	468
0.423% due 10/25/2036	144	132
0.677% due 01/25/2036	25	24
0.747% due 10/27/2032	158	122
0.847% due 11/25/2042	83	71
1.007% due 10/25/2032	900	834
1.347% due 10/25/2037	3,808	2,951
Capital Auto Receivables Asset Trust
0.750% due 02/18/2014	2,000	2,002
1.800% due 10/15/2012	2,858	2,879
CarMax Auto Owner Trust
0.274% due 02/15/2011	2,142	2,141
Carrington Mortgage Loan Trust
0.397% due 01/25/2037	5,653	5,379
0.447% due 06/25/2037	462	410
0.667% due 10/25/2035	920	869
Chase Funding Mortgage Loan Asset-Backed Certificates
0.987% due 08/25/2032	50	46
Chase Issuance Trust
0.350% due 07/16/2012	3,262	3,262
0.370% due 03/15/2013	1,100	1,099
0.750% due 09/17/2012	10,500	10,506
0.800% due 09/17/2012	51,090	51,126

1.200% due 07/16/2012	10,000	10,003
1.900% due 04/15/2014	23,800	24,347
4.960% due 09/17/2012	7,850	7,921
Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011	2,000	2,004
CIT Group Home Equity Loan Trust
0.617% due 06/25/2033	36	30
Citigroup Mortgage Loan Trust, Inc.
0.387% due 12/25/2036	578	538
0.407% due 07/25/2045	1,418	1,088
0.457% due 08/25/2036	521	426
Contimortgage Home Equity Trust
1.030% due 03/15/2027	2	2
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	3,895	3,828
0.397% due 07/25/2037	1,201	1,167
0.397% due 05/25/2047	338	329
0.397% due 06/25/2047	650	627
0.417% due 06/25/2047	551	526
0.427% due 06/25/2037	1,644	1,597
0.427% due 10/25/2047	506	480
0.447% due 08/25/2037	11,400	9,010
0.447% due 09/25/2037	560	527
0.447% due 09/25/2047	843	807
0.457% due 10/25/2046	183	180
0.507% due 02/25/2036	71	69
0.527% due 09/25/2036	1,636	1,249
0.537% due 06/25/2036	1,031	863
0.827% due 12/25/2031	58	28
1.087% due 05/25/2032	239	207
1.207% due 05/25/2033	27	19
Countrywide Home Equity Loan Trust
0.490% due 01/15/2037	94	67
Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032	3	3
Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036	292	262
0.467% due 07/25/2037	1,295	1,116
Delta Funding Home Equity Loan Trust
1.170% due 09/15/2029	34	18
EMC Mortgage Loan Trust
0.717% due 05/25/2040	125	98
Equity One ABS, Inc.
0.647% due 04/25/2034	614	406
0.907% due 11/25/2032	866	733
First Franklin Mortgage Loan Asset-Backed Certificates
0.717% due 12/25/2034	34	34
First NLC Trust
0.417% due 08/25/2037	1,037	680
Ford Credit Auto Owner Trust
0.295% due 12/15/2010	2,036	2,036
1.210% due 01/15/2012	5,181	5,187
1.770% due 06/15/2012	35,368	35,571
2.850% due 05/15/2013	48,250	49,187
Fremont Home Loan Trust
0.397% due 10/25/2036	45	45
0.407% due 01/25/2037	502	423
Greenpoint Home Equity Loan Trust
0.710% due 01/15/2030	408	162

GSAMP Trust
0.417% due 10/25/2036		31	28
0.417% due 12/25/2036		1,099	722
0.447% due 01/25/2047		238	233
Home Equity Asset Trust
0.407% due 05/25/2037		434	406
1.267% due 02/25/2033		1	1
HSBC Asset Loan Obligation
0.407% due 12/25/2036		842	706
HSBC Home Equity Loan Trust
0.638% due 01/20/2034		1,539	1,401
1.148% due 11/20/2036		190	187
HSI Asset Securitization Corp. Trust
0.407% due 05/25/2037		605	582
Indymac Residential Asset-Backed Trust
0.427% due 07/25/2037		351	348
0.477% due 04/25/2047		243	235
Irwin Home Equity Corp.
0.887% due 07/25/2032		231	107
JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036		78	77
0.397% due 10/25/2036		970	932
0.407% due 03/25/2047		462	332
0.427% due 03/25/2037		536	504
Lehman ABS Mortgage Loan Trust
0.437% due 06/25/2037		682	256
Lehman XS Trust
0.427% due 11/25/2046		181	180
0.497% due 04/25/2037		3,227	2,299
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		359	307
1.047% due 03/25/2032		65	53
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	16,015	19,485
MASTR Asset-Backed Securities Trust
0.397% due 11/25/2036		$188	135
0.397% due 01/25/2037		516	180
0.407% due 11/25/2036		158	157
0.427% due 05/25/2037		398	380
MBNA Credit Card Master Note Trust
0.540% due 12/17/2012		263	263
Mercedes-Benz Auto Receivables Trust
0.309% due 05/13/2011		8,212	8,209
Merrill Lynch First Franklin Mortgage Loan Trust
0.407% due 07/25/2037		1,036	1,011
Merrill Lynch Mortgage Investors, Inc.
0.417% due 07/25/2037		70	68
0.427% due 09/25/2037		7	2
0.467% due 02/25/2037		769	533
Morgan Stanley ABS Capital I
0.387% due 10/25/2036		335	331
0.387% due 01/25/2037		531	516
0.397% due 10/25/2036		40	39
0.397% due 11/25/2036		300	296
0.407% due 05/25/2037		933	746
0.447% due 09/25/2036		108	98
1.147% due 07/25/2037		1,399	1,264
Morgan Stanley Home Equity Loan Trust
0.397% due 12/25/2036		377	365
Morgan Stanley IXIS Real Estate Capital Trust
0.397% due 11/25/2036		49	48
Nationstar Home Equity Loan Trust
0.407% due 03/25/2037		120	119

New Century Home Equity Loan Trust
0.527% due 05/25/2036	1,068	704
0.607% due 06/25/2035	82	77
Nissan Auto Lease Trust
0.561% due 06/15/2011	11,502	11,504
Option One Mortgage Loan Trust
0.407% due 07/25/2037	566	528
0.887% due 06/25/2032	39	30
0.887% due 08/25/2032	216	149
Park Place Securities, Inc.
0.607% due 09/25/2035	617	546
Popular ABS Mortgage Pass-Through Trust
0.437% due 06/25/2047	1,389	1,203
Renaissance Home Equity Loan Trust
0.707% due 11/25/2034	373	318
0.787% due 08/25/2033	1,311	1,116
0.847% due 12/25/2033	639	516
Residential Asset Mortgage Products, Inc.
0.907% due 06/25/2032	7	5
Residential Asset Securities Corp.
0.407% due 01/25/2037	147	144
0.417% due 02/25/2037	259	249
0.457% due 04/25/2037	503	491
0.847% due 07/25/2032	125	63
SACO I, Inc.
0.407% due 05/25/2036	289	218
Salomon Brothers Mortgage Securities VII, Inc.
0.947% due 03/25/2032	24	24
SBI HELOC Trust
0.517% due 08/25/2036	135	132
Securitized Asset-Backed Receivables LLC Trust
0.387% due 01/25/2037	282	268
0.477% due 05/25/2037	1,676	1,244
SLM Student Loan Trust
0.306% due 10/27/2014	500	499
0.316% due 10/25/2016	853	853
0.316% due 07/25/2017	2,260	2,242
0.356% due 04/25/2017	474	474
0.366% due 10/25/2016	5,971	5,966
0.446% due 04/25/2017	10,338	10,322
0.466% due 01/25/2017	51	51
1.116% due 10/25/2013	740	741
1.816% due 04/25/2023	45,594	47,188
Soundview Home Equity Loan Trust
0.427% due 06/25/2037	902	739
1.147% due 10/25/2037	121	120
Specialty Underwriting & Residential Finance
0.407% due 01/25/2038	537	463
1.027% due 01/25/2034	90	68
Structured Asset Investment Loan Trust
0.397% due 07/25/2036	115	114
Structured Asset Securities Corp.
0.397% due 10/25/2036	1,734	1,710
0.427% due 01/25/2037	315	305
0.447% due 01/25/2037	679	447
0.637% due 01/25/2033	1,386	1,264
1.843% due 04/25/2035	2,929	2,148
Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034	42	41
WaMu Asset-Backed Certificates
0.397% due 01/25/2037	534	459
Washington Mutual Asset-Backed Certificates
0.407% due 10/25/2036	298	184

Wells Fargo Home Equity Trust
0.587% due 10/25/2035	568	562

Total Asset-Backed Securities (Cost $532,170)		521,234

SOVEREIGN ISSUES 1.0%
Export Development Canada
2.375% due 03/19/2012	3,000	3,074
Kommunalbanken A/S
3.375% due 11/15/2011	33,300	34,389
Societe Financement de l’Economie Francaise
1.500% due 10/29/2010	72,900	73,141
2.250% due 06/11/2012	1,600	1,636

Total Sovereign Issues (Cost $111,703)		112,240

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049	10,000	9,350

Total Convertible Preferred Securities (Cost $3,950)		9,350

PREFERRED STOCKS 0.0%
DG Funding Trust
1.199% due 12/31/2049	328	2,554

Total Preferred Stocks (Cost $3,489)		2,554

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.9%
CERTIFICATES OF DEPOSIT 1.7%
Bank of Nova Scotia
0.788% due 03/05/2012	$13,800	13,795
Barclays Bank PLC
0.946% due 10/01/2010	17,300	17,324
1.639% due 12/16/2011	19,200	19,195
Dexia Credit Local
0.788% due 03/22/2012	100,700	100,646
Intesa Sanpaolo
0.804% due 01/19/2012	24,300	24,301
2.375% due 12/21/2012	20,300	20,138
Royal Bank of Canada
0.649% due 06/23/2011	695	697

		196,096

COMMERCIAL PAPER 0.8%
Banco Bilbao Vizcaya Argentaria
0.290% due 07/07/2010	5,000	5,000
BP Capital Markets PLC
16.364% due 08/27/2010	37,000	36,041
Standard Chartered Bank
0.550% due 10/18/2010	50,000	49,898

		90,939

REPURCHASE AGREEMENTS 1.6%
Credit Suisse Securities (Europe) Ltd.
1.010% due 09/23/2010	141,534	141,333
(Dated 06/23/2010. Collateralized by Deutsche Pfandbriefbank AG 0.854% due 12/22/2010 valued at $146,000. Repurchase proceeds are $141,534.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010		29,000	29,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $29,684. Repurchase proceeds are $29,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010		5,916	5,916
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $6,039. Repurchase proceeds are $5,916.)

			176,249

JAPAN TREASURY BILLS 1.9%
0.118% due 07/26/2010	JPY	19,100,000	216,009

U.S. TREASURY BILLS 0.1%
0.133% due 07/01/2010 - 12/02/2010 (c)(e)(f)(g)		$11,795	11,792

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.056% due 07/15/2010 (f)		1,980	1,980

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 7.8%
		88,275,186	883,988

Total Short-Term Instruments (Cost $1,566,203)			1,577,053

Total Investments 100.8% (Cost $11,487,403)			$11,454,139
Written Options (k) (0.0%) (Premiums $4,177)			(61)
Other Assets and Liabilities (Net) (0.8%)			(94,728)

Net Assets 100.0%			$11,359,350

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Coupon represents a weighted average yield.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $540 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	Securities with an aggregate market value of $13,103 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	Securities with an aggregate market value of $260 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $5,239 at a weighted average interest rate of -1.000%. On June 30, 2010, securities valued at $5,789 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $904 have been pledged as collateral for futures contracts on June 30, 2010. On June 30, 2010, there were no open futures contracts.

(j)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Ford Motor Credit Co. LLC	DUB	(5.000%	)	06/20/2011	2.612%	$6,600	$(160)	$(181)	$21

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%	$100	$(6)	$(7)	$1
BP Capital Markets PLC	CITI	5.000%	06/20/2015	5.604%	600	(12)	11	(23)
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%	400	(8)	(11)	3
BP Capital Markets PLC	GSC	5.000%	06/20/2015	5.604%	2,100	(43)	(48)	5
BP Capital Markets PLC	GSC	5.000%	09/20/2015	5.528%	1,100	(20)	18	(38)
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	6.737%	400	(25)	(29)	4
BP Capital Markets PLC	JPM	5.000%	06/20/2015	5.604%	3,000	(61)	20	(81)
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.661%	35,200	67	185	(118)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	25,200	48	129	(81)
Citigroup, Inc.	DUB	1.000%	03/20/2011	1.235%	30,000	(43)	(178)	135
Citigroup, Inc.	UBS	1.000%	03/20/2011	1.235%	30,000	(43)	(178)	135
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	1.046%	3,800	(57)	0	(57)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	1.665%	3,800	(98)	0	(98)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.785%	1,300	(4)	0	(4)
General Electric Capital Corp.	DUB	5.000%	09/20/2014	2.042%	2,600	303	101	202
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	1.096%	3,800	(59)	0	(59)
MetLife, Inc.	CITI	1.000%	06/20/2011	2.205%	3,840	(45)	(53)	8
MetLife, Inc.	DUB	5.000%	06/20/2012	2.654%	6,800	314	253	61
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.612%	24,800	53	(6)	59
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%	23,600	51	0	51
Morgan Stanley	BOA	0.870%	09/20/2012	2.501%	2,800	(97)	0	(97)
Morgan Stanley	JPM	0.800%	09/20/2012	2.501%	10,000	(361)	0	(361)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	1.158%	3,800	(62)	0	(62)
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	2,400	26	(246)	272
South Korea Government Bond	JPM	0.770%	12/20/2010	0.716%	10,800	5	0	5
Valero Energy Corp.	BOA	0.320%	06/20/2012	1.500%	3,800	(87)	0	(87)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.991%	1,000	1	(25)	26

						$(263)	$(64)	$(199)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date(5)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month EUR-LIBOR less 0.231% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	12/20/2013	JPM	$29,219	EUR	22,002	$2,314	$(139)	$2,453
Floating rate equal to 3-Month EUR-LIBOR less 0.261% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/04/2013	JPM	16,550		12,500	1,264	737	527
Floating rate equal to 3-Month EUR-LIBOR less 0.280% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/04/2013	JPM	6,314		4,800	444	242	202
Floating rate equal to 3-Month GBP-LIBOR less 0.110% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	08/10/2011	GSC	40,695	GBP	25,000	3,333	3	3,330
Floating rate equal to 3-Month GBP-LIBOR less 0.130% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2011	GSC	18,831		11,500	1,645	0	1,645

							$9,000	$843	$8,157

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	128,300	$477	$(11)	$488
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		22,000	82	(4)	86
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	141,300	(427)	(599)	172

							$132	$(614)	$746

(k)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 1-Year Mid-Curve Eurodollar September Futures	$97.375	09/10/2010	9,725	$3,039	$61

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$90,000	$970	$0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,300	56	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	11,200	112	0

							$1,138	$0

(l)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	3.930%	08/25/2010	09/29/2009	$2,748	$2,821	0.02%

(m)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$16,000	$17,220	$17,355

(n)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	11,704	07/2010	JPM	$339	$0	$339
Sell		7,500	11/2010	UBS	507	0	507
Sell	BRL	2,066	08/2010	RBC	3	0	3
Sell	CAD	2,833	07/2010	UBS	156	0	156
Buy	CLP	331,549	01/2011	JPM	0	(69)	(69)
Buy	CNY	6,799	11/2010	BCLY	0	(21)	(21)
Buy		11,031	11/2010	CITI	0	(34)	(34)
Buy		28,455	11/2010	DUB	0	(92)	(92)
Buy		11,209	11/2010	MSC	0	(39)	(39)
Buy		6,242	01/2011	BOA	0	(15)	(15)
Buy		11,155	01/2011	MSC	0	(27)	(27)
Buy		538,037	04/2011	BCLY	0	(1,122)	(1,122)
Buy		11,734	04/2011	CITI	0	(4)	(4)
Buy		51,635	04/2011	CSFB	0	(110)	(110)
Buy		107,238	04/2011	HSBC	0	(229)	(229)
Buy		132,300	04/2011	JPM	0	(297)	(297)
Buy		6,327	04/2011	RBS	0	(5)	(5)
Buy	DKK	1,678	09/2010	CITI	0	(2)	(2)
Sell		257,853	01/2011	CITI	3,692	0	3,692
Sell	EUR	23,055	07/2010	BCLY	2,666	0	2,666
Sell		568	07/2010	CSFB	0	(10)	(10)
Sell		4,752	07/2010	UBS	246	0	246
Sell		1,490	08/2010	CITI	17	0	17
Sell		940	05/2011	RBS	35	0	35
Sell	GBP	5,086	09/2010	BOA	0	(61)	(61)
Sell	JPY	1,472,009	07/2010	BOA	0	(573)	(573)
Sell		19,100,000	07/2010	RBS	0	(11,258)	(11,258)
Buy	MXN	343,073	09/2010	MSC	0	(278)	(278)
Buy	SGD	102	09/2010	BCLY	0	0	0
Buy		24	09/2010	CITI	0	0	0
Buy		21	09/2010	GSC	0	0	0
Buy	ZAR	23,786	07/2010	BCLY	68	0	68
Sell		23,786	07/2010	BCLY	0	(40)	(40)
Buy		23,786	10/2010	BCLY	38	0	38

					$7,767	$(14,286)	$(6,519)

(o)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$5,289	$0	$5,289
Corporate Bonds & Notes	0	5,369,046	6,313	5,375,359
Convertible Bonds & Notes	0	80,006	0	80,006
Municipal Bonds & Notes	0	75,570	0	75,570
U.S. Government Agencies	0	3,297,745	717	3,298,462
U.S. Treasury Obligations	0	40,273	0	40,273
Mortgage-Backed Securities	0	356,749	0	356,749
Asset-Backed Securities	0	516,336	4,898	521,234
Sovereign Issues	0	112,240	0	112,240
Convertible Preferred Securities	9,350	0	0	9,350
Preferred Stocks	0	0	2,554	2,554
Short-Term Instruments	883,988	693,065	0	1,577,053

Investments, at value	$893,338	$10,546,319	$14,482	$11,454,139
Short Sales, at value	$0	$(17,355)	$0	$(17,355)
Financial Derivative Instruments(3)	$0	$2,145	$0	$2,145

Totals	$893,338	$10,531,109	$14,482	$11,438,929

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Corporate Bonds & Notes	$35,789	$5,894	$3	$0	$(286)	$0	$(35,087)	$6,313	$(585)
U.S. Government Agencies	729	(15)	0	0	3	0	0	717	3
Asset-Backed Securities	26,245	5,168	(3)	(85)	(2,146)	0	(24,281)	4,898	(3)
Preferred Stocks	2,673	0	0	0	(119)	0	0	2,554	(119)

Investments, at value	$65,436	$11,047	$0	$(85)	$(2,548)	$0	$(59,368)	$14,482	$(704)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Small Cap StocksPLUS® TR Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 23.5%
BANKING & FINANCE 19.8%
Allstate Corp.
6.125% due 05/15/2037	$200	$177
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,000	1,097
Ally Financial, Inc.
5.375% due 06/06/2011	100	100
6.625% due 05/15/2012	1,700	1,696
6.875% due 08/28/2012	100	100
7.250% due 03/02/2011	1,000	1,021
7.500% due 12/31/2013	100	101
8.300% due 02/12/2015	100	101
American Express Bank FSB
0.430% due 07/13/2010	800	800
American General Finance Corp.
0.787% due 12/15/2011	2,300	2,063
6.900% due 12/15/2017	100	80
American International Group, Inc.
5.850% due 01/16/2018	300	270
8.250% due 08/15/2018	1,800	1,831
ANZ National International Ltd.
6.200% due 07/19/2013	400	444
Bank of America Corp.
0.766% due 08/15/2016	400	352
4.500% due 04/01/2015	1,700	1,721
5.650% due 05/01/2018	1,200	1,232
6.500% due 08/01/2016	800	867
Bank of Montreal
2.850% due 06/09/2015	200	204
Bank of Scotland PLC
4.880% due 04/15/2011	600	619
Barclays Bank PLC
5.450% due 09/12/2012	400	425
6.050% due 12/04/2017	100	101
BBVA Bancomer S.A.
7.250% due 04/22/2020	400	396
Bear Stearns Cos. LLC
0.646% due 08/15/2011	100	100
7.250% due 02/01/2018	300	351
BNP Paribas
5.186% due 06/29/2049	130	108
Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	108
CBA Capital Trust II
6.024% due 03/29/2049	100	90
CIT Group, Inc.
7.000% due 05/01/2013	7	7
7.000% due 05/01/2014	10	10
7.000% due 05/01/2015	10	10
7.000% due 05/01/2016	18	16
7.000% due 05/01/2017	25	22
Citibank N.A.
1.875% due 05/07/2012	500	511
Citigroup, Inc.
2.125% due 04/30/2012	200	205
5.850% due 07/02/2013	100	105
Credit Agricole S.A.
6.637% due 05/29/2049	100	74
8.375% due 10/29/2049	300	285
Deutsche Bank AG
1.236% due 02/17/2015	280	275

Dexia Credit Local
1.188% due 09/23/2011		2,300	2,304
2.000% due 03/05/2013		7,000	7,002
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		600	617
7.375% due 02/01/2011		500	509
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	125
General Electric Capital Corp.
3.000% due 12/09/2011		$900	930
Goldman Sachs Group, Inc.
0.963% due 02/04/2013	EUR	400	456
1.004% due 01/30/2017		700	734
5.625% due 01/15/2017		$10	10
5.950% due 01/18/2018		100	104
6.150% due 04/01/2018		100	105
6.250% due 09/01/2017		100	106
International Lease Finance Corp.
1.058% due 08/15/2011	EUR	800	901
5.125% due 11/01/2010		$1,000	994
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		600	618
JPMorgan Chase & Co.
6.000% due 01/15/2018		30	33
LBG Capital No.1 PLC
7.875% due 11/01/2020		900	734
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	200	252
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$200	41
Macquarie Group Ltd.
7.300% due 08/01/2014		500	552
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		100	107
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	107
Morgan Stanley
1.029% due 03/01/2013	EUR	1,700	1,957
6.250% due 08/28/2017		$100	102
National Australia Bank Ltd.
2.550% due 01/13/2012		1,000	1,020
Nationwide Building Society
6.250% due 02/25/2020		200	212
Nationwide Life Global Funding I
5.450% due 10/02/2012		700	727
Northern Rock Asset Management PLC
5.625% due 06/22/2017		1,100	1,137
Pricoa Global Funding I
0.438% due 01/30/2012		100	98
0.737% due 09/27/2013		100	96
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	108
Protective Life Secured Trusts
0.510% due 11/09/2010		1,200	1,198
Rabobank Nederland NV
11.000% due 06/29/2049		75	93
Regions Financial Corp.
6.375% due 05/15/2012		390	385
Royal Bank of Scotland Group PLC
0.823% due 04/08/2011		2,700	2,696
1.450% due 10/20/2011		6,300	6,315
2.625% due 05/11/2012		2,300	2,354
6.990% due 10/29/2049		100	66

Scotland International Finance No. 2 BV
4.250% due 05/23/2013	400	381
SLM Corp.
8.000% due 03/25/2020	2,900	2,553
Textron Financial Corp.
0.627% due 02/25/2011	1,000	993
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	351
UBS AG
1.584% due 02/23/2012	300	301
UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	87
Wells Fargo & Co.
5.625% due 12/11/2017	100	110

		58,756

INDUSTRIALS 3.7%
America Movil SAB de C.V.
6.125% due 03/30/2040	1,400	1,472
Amgen, Inc.
6.900% due 06/01/2038	100	126
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	600	629
5.375% due 01/15/2020	600	648
C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	66
Dell, Inc.
5.650% due 04/15/2018	100	112
Gaz Capital S.A. for Gazprom
8.625% due 04/28/2034	100	115
Gerdau Holdings, Inc.
7.000% due 01/20/2020	200	205
International Business Machines Corp.
5.700% due 09/14/2017	400	466
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	108
Kraft Foods, Inc.
6.125% due 02/01/2018	100	114
Ohio National Financial Services, Inc.
6.375% due 04/30/2020	1,900	2,005
Oracle Corp.
5.750% due 04/15/2018	200	232
Petrobras International Finance Co.
7.875% due 03/15/2019	700	805
Suncor Energy, Inc.
6.100% due 06/01/2018	200	226
TransCanada Pipelines Ltd.
7.625% due 01/15/2039	400	514
Union Pacific Corp.
5.700% due 08/15/2018	100	112
United Airlines, Inc.
10.400% due 11/01/2016	97	105
UST LLC
5.750% due 03/01/2018	1,100	1,148
Vale Overseas Ltd.
5.625% due 09/15/2019	400	424
8.250% due 01/17/2034	1,200	1,417

		11,049

UTILITIES 0.0%
Verizon Wireless Capital LLC
3.065% due 05/20/2011	100	102

Total Corporate Bonds & Notes (Cost $68,435)		69,907

CONVERTIBLE BONDS & NOTES 0.5%
Transocean, Inc.
1.500% due 12/15/2037	1,600	1,428

Total Convertible Bonds & Notes (Cost $1,486)		1,428

MUNICIPAL BONDS & NOTES 1.8%
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	500	526
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	100	112
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	198
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	400	439
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	700	699
New York State Thruway Authority Revenue Bonds, Series 2010
5.883% due 04/01/2030	1,000	1,070
Southern California State Public Power Authority Revenue Bonds, Series 2010
5.943% due 07/01/2040	1,800	1,805
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	400	411

Total Municipal Bonds & Notes (Cost $5,103)		5,260

U.S. GOVERNMENT AGENCIES 16.7%
Fannie Mae
0.697% due 07/25/2037	805	803
0.727% due 07/25/2037	886	885
0.747% due 09/25/2035	812	803
0.757% due 09/25/2035	1,655	1,631
0.797% due 09/25/2035	515	509
1.067% due 06/25/2037	1,241	1,240
1.087% due 03/25/2040	1,248	1,251
4.500% due 07/01/2040 - 09/01/2040	14,000	14,463
5.000% due 02/25/2017	9	9
5.500% due 05/01/2022 - 09/01/2023	531	575
5.953% due 06/21/2027	4,000	4,195
6.000% due 08/01/2027 - 01/01/2039	2,521	2,743
6.500% due 09/01/2037	489	537
Freddie Mac
0.387% due 12/25/2036	36	36
0.500% due 07/15/2019	44	44
1.050% due 08/15/2037	1,290	1,290
1.060% due 10/15/2037	318	317
1.070% due 05/15/2037 - 09/15/2037	1,437	1,438
1.125% due 07/27/2012	100	101

4.125% due 12/21/2012	100	108
5.500% due 08/01/2040	7,000	7,487
6.000% due 08/01/2040	1,000	1,082
Ginnie Mae
5.500% due 07/01/2040	1,000	1,080
6.000% due 06/15/2037 - 07/15/2037	878	959
Small Business Administration
5.290% due 12/01/2027	156	171
5.720% due 01/01/2029	2,596	2,895
6.020% due 08/01/2028	2,742	3,096

Total U.S. Government Agencies (Cost $48,455)		49,748

U.S. TREASURY OBLIGATIONS 30.8%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	110	116
2.375% due 01/15/2025	116	129
U.S. Treasury Bonds
4.250% due 05/15/2039	900	954
4.375% due 11/15/2039	200	216
4.375% due 05/15/2040	2,100	2,277
8.750% due 05/15/2020	500	748
U.S. Treasury Notes
0.750% due 05/31/2012	8,900	8,928
1.125% due 06/15/2013	5,100	5,123
1.375% due 05/15/2013	3,600	3,645
1.875% due 06/30/2015	2,000	2,009
2.125% due 05/31/2015	5,400	5,496
2.250% due 01/31/2015	200	205
2.500% due 04/30/2015	2,800	2,901
2.500% due 06/30/2017	13,300	13,368
2.750% due 05/31/2017	3,100	3,168
3.125% due 04/30/2017 (g)	28,000	29,291
3.250% due 03/31/2017	500	527
3.375% due 11/15/2019	100	104
3.500% due 05/15/2020 (f)	7,900	8,278
3.625% due 02/15/2020 (g)	3,700	3,914

Total U.S. Treasury Obligations (Cost $88,625)		91,397

MORTGAGE-BACKED SECURITIES 2.1%
Citigroup Mortgage Loan Trust, Inc.
0.417% due 01/25/2037	15	13
4.700% due 03/25/2036	1,847	1,466
Commercial Mortgage Pass-Through Certificates
0.850% due 02/16/2034	483	477
Countrywide Alternative Loan Trust
0.507% due 02/25/2047	61	37
0.547% due 06/25/2037	217	112
1.421% due 02/25/2036	22	13
Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	34	31
3.506% due 11/25/2034	27	23
5.500% due 11/25/2035	520	467
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	61	59
GSR Mortgage Loan Trust
5.209% due 11/25/2035	63	59
Harborview Mortgage Loan Trust
0.518% due 12/19/2036	2,154	1,344
Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	1	1

JPMorgan Mortgage Trust
5.017% due 02/25/2035		37	37
5.750% due 01/25/2036		106	93
Structured Asset Securities Corp.
3.051% due 10/25/2035		8	6
WaMu Mortgage Pass-Through Certificates
0.987% due 12/25/2027		37	33
1.151% due 01/25/2047		65	39
3.359% due 09/25/2046		6	5
3.359% due 10/25/2046		16	10
Wells Fargo Mortgage-Backed Securities Trust
4.807% due 03/25/2036		277	233
5.519% due 12/25/2036		1,662	1,541

Total Mortgage-Backed Securities (Cost $6,317)			6,099

ASSET-BACKED SECURITIES 0.1%
Ally Auto Receivables Trust
1.320% due 03/15/2012		88	88
Asset-Backed Securities Corp. Home Equity
0.622% due 09/25/2034		1	1
Bear Stearns Asset-Backed Securities Trust
0.423% due 10/25/2036		7	7
Citigroup Mortgage Loan Trust, Inc.
0.407% due 07/25/2045		95	72
0.457% due 08/25/2036		35	28
Countrywide Asset-Backed Certificates
0.527% due 09/25/2036		153	117
Credit-Based Asset Servicing & Securitization LLC
0.467% due 07/25/2037		33	29
Indymac Residential Asset-Backed Trust
0.427% due 07/25/2037		10	10
0.477% due 04/25/2047		49	47
JPMorgan Mortgage Acquisition Corp.
0.407% due 03/25/2047		35	26
Lehman XS Trust
0.427% due 11/25/2046		1	1
Morgan Stanley ABS Capital I
0.397% due 07/25/2036		9	3
Park Place Securities, Inc.
0.660% due 10/25/2034		3	3
Soundview Home Equity Loan Trust
0.407% due 11/25/2036		12	6

Total Asset-Backed Securities (Cost $531)			438

SOVEREIGN ISSUES 2.0%
Brazil Government International Bond
12.500% due 01/05/2022	BRL	300	189
Canada Government Bond
2.000% due 12/01/2014	CAD	1,100	1,022
Colombia Government International Bond
7.375% due 01/27/2017		$2,000	2,330
Export-Import Bank of Korea
5.875% due 01/14/2015		600	652
Mexico Government International Bond
5.950% due 03/19/2019		400	446
6.050% due 01/11/2040		100	106
Societe Financement de l’Economie Francaise
0.504% due 07/16/2012		1,000	1,005
2.375% due 03/26/2012		200	205

Total Sovereign Issues (Cost $5,828)			5,955

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011	2,300	22

Total Convertible Preferred Securities (Cost $173)		22

PREFERRED STOCKS 0.0%
DG Funding Trust
1.199% due 12/31/2049	2	16

Total Preferred Stocks (Cost $21)		16

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 44.1%
COMMERCIAL PAPER 0.7%
Freddie Mac
0.250% due 10/13/2010	$2,140	2,139

REPURCHASE AGREEMENTS 2.9%
Citigroup Global Markets, Inc.
0.050% due 07/01/2010	8,000	8,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $8,172. Repurchase proceeds are $8,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	617	617
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $631. Repurchase proceeds are $617.)

		8,617

U.S. TREASURY BILLS 6.5%
0.122% due 07/01/2010 - 08/26/2010 (b)(e)(g)	19,484	19,482

U.S. TREASURY CASH MANAGEMENT BILLS 2.6%
0.076% due 07/15/2010 (e)	7,640	7,640

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 31.4%
	9,307,006	93,200

Total Short-Term Instruments (Cost $131,061)		131,078

PURCHASED OPTIONS (i) 0.0%
(Cost $9)		14
Total Investments 121.6% (Cost $356,044)		$361,362
Written Options (j) (0.3%)		(1,046)
(Premiums $465)
Other Assets and Liabilities (Net) (21.3%)		(63,229)

Net Assets 100.0%		$297,088

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $21,649 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $3,889 at a weighted average interest rate of -0.024%. On June 30, 2010, securities valued at $8,278 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $15,347 and cash of $29 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	115	$47
90-Day Eurodollar March Futures	Long	03/2011	1	3
90-Day Eurodollar September Futures	Long	09/2010	130	49
E-mini Russell 2000 Index September Futures	Long	09/2010	2,758	(7,115)
U.S. Treasury 2-Year Note September Futures	Long	09/2010	188	173
U.S. Treasury 5-Year Note September Futures	Long	09/2010	21	32
U.S. Treasury 10-Year Note September Futures	Long	09/2010	782	1,749

				$(5,062)

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GSC	2.500%	09/27/2010	3.060%	$100	$0	$0	$0
American International Group, Inc.	BCLY	5.000%	12/20/2013	3.384%	900	47	(81)	128
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	500	(7)	(7)	0
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.342%	1,000	(16)	(10)	(6)
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.342%	500	(8)	(7)	(1)
Citigroup, Inc.	DUB	1.000%	03/20/2011	1.235%	3,400	(4)	(14)	10
Daimler Finance North America LLC	DUB	5.050%	09/20/2012	1.680%	300	1	0	1
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.721%	100	(1)	0	(1)
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	2.030%	1,700	150	0	150
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.030%	300	23	0	23
General Electric Capital Corp.	CITI	4.850%	12/20/2013	2.030%	900	84	0	84
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.030%	900	81	0	81
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	300	2	4	(2)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%	100	0	1	(1)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	600	3	7	(4)
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	200	2	1	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	1,000	13	4	9
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.719%	1,000	13	5	8

						$383	$(97)	$480

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$800	$83	$105	$(22)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	1,000	105	131	(26)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	500	52	62	(10)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	193	1	0	1

					$242	$298	$(56)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		1,100	2	2	0
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,100	2	1	1
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		1,100	2	2	0
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		600	1	1	0
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		600	3	3	0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		700	3	3	0
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	0	0	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	1	0	1
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		300	1	1	0
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	2	(1)	3
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	5	0	5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	1	0	1
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		400	0	0	0
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,400	2	1	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,700	2	2	0
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,700	3	5	(2)
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,100	1	(2)	3
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		500	1	1	0
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	1	1	0
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		800	4	1	3
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		3,500	17	4	13
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		3,800	25	5	20
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		5,000	22	7	15
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		7,500	40	5	35
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		300	1	0	1
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	1	0	1
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		1,200	10	5	5
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	1	0
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		3,900	23	0	23
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,600	17	11	6
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	500	(2)	0	(2)
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$1,100	16	13	3
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		5,300	77	60	17
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		800	76	48	28
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		100	10	4	6
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		100	9	4	5
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		1,600	152	91	61
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		1,500	143	87	56
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	CITI		500	35	21	14
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		800	57	36	21
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	MSC		3,600	253	154	99
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		4,900	344	256	88
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	300	5	0	5

							$1,365	$833	$532

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Russell 2000 Index	46,060	3-Month USD-LIBOR less a specified spread	$147,671	10/15/2010	MLP	$(22,968)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September Futures	$103.000	08/27/2010	50	$1	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	87.000	08/27/2010	230	2	4
Put - CBOT U.S. Treasury 10-Year Note September Futures	88.000	08/27/2010	190	2	3
Put - CBOT U.S. Treasury 10-Year Note September Futures	90.000	08/27/2010	415	4	6

				$9	$14

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.500% due 08/01/2040	$88.000	08/05/2010	$4,000	$0	$0

(j)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$119.000	08/27/2010	11	$7	$43
Call - CBOT U.S. Treasury 10-Year Note September Futures	122.000	08/27/2010	5	3	9
Call - CME S&P 500 Index July Futures	1,150.000	07/16/2010	5	10	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	16	10	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	5	5	1
Put - CME S&P 500 Index July Futures	1,050.000	07/16/2010	5	16	48

				$51	$102

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$1,400	$5	$36
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,400	10	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,900	8	45
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,900	7	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	1,500	13	60
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,500	6	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	5,300	13	124
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	5,300	32	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	3,400	29	137
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	3,400	14	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	4,600	29	185
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	4,600	27	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	800	5	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	11,000	58	257
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	1,300	9	52
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	5,000	23	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	8,800	62	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	8	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	4,400	34	2

							$392	$898

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010	$1,000	$1	$0
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010	1,000	3	1

						$4	$1

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$2,000	$18	$45

(k)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$2,000	$2,154	$2,169

(l)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,342	08/2010	GSC	$2	$0	$2
Sell	CAD	740	07/2010	UBS	41	0	41
Buy	CNY	93	08/2010	BCLY	0	0	0
Buy		113	08/2010	DUB	0	0	0
Buy		590	08/2010	JPM	0	(1)	(1)
Buy		823	11/2010	BCLY	0	(3)	(3)
Buy		1,340	11/2010	CITI	0	(4)	(4)
Buy		3,451	11/2010	DUB	0	(11)	(11)
Buy		1,357	11/2010	MSC	0	(5)	(5)
Buy	EUR	99	07/2010	CITI	0	(4)	(4)
Sell		712	07/2010	CITI	3	0	3
Sell		3,935	07/2010	CSFB	461	0	461
Buy		127	07/2010	RBS	0	(1)	(1)
Sell		139	07/2010	RBS	2	0	2
Buy		580	08/2010	CITI	0	(7)	(7)
Sell	GBP	728	09/2010	BOA	0	(9)	(9)
Buy	IDR	101,700	10/2010	BOA	1	0	1
Buy		1,111,772	10/2010	CITI	11	0	11
Buy		101,700	10/2010	RBS	1	0	1
Buy		297,999	10/2010	UBS	2	0	2
Buy		57,250	11/2010	DUB	0	0	0
Buy		40,500	11/2010	HSBC	0	0	0
Sell	JPY	160,209	07/2010	BOA	0	(62)	(62)
Buy	KRW	10,439	07/2010	BCLY	0	0	0
Buy		4,380	07/2010	CITI	0	0	0
Buy		11,142	07/2010	DUB	0	0	0
Sell		12,358	07/2010	HSBC	0	0	0
Buy		9,232	07/2010	MSC	0	0	0
Sell		24,835	07/2010	MSC	0	0	0
Buy		2,000	07/2010	RBS	0	0	0
Buy		153,296	08/2010	BCLY	0	(3)	(3)
Buy		22,098	08/2010	MSC	0	(1)	(1)
Buy		9,938	11/2010	BCLY	0	0	0
Sell		4,439	11/2010	BCLY	0	0	0
Buy		35,512	11/2010	BOA	0	(1)	(1)
Buy		75,235	11/2010	CITI	0	(3)	(3)
Sell		66,280	11/2010	CITI	0	(1)	(1)
Buy		23,252	11/2010	DUB	0	(1)	(1)
Buy		11,730	11/2010	GSC	0	(1)	(1)
Buy		79,995	11/2010	JPM	0	(5)	(5)
Sell		25,075	11/2010	JPM	0	0	0
Buy		23,022	11/2010	MSC	0	(1)	(1)
Sell		2,000	11/2010	RBS	0	0	0
Buy	MXN	669	09/2010	HSBC	0	(2)	(2)
Buy		372	09/2010	MSC	0	(2)	(2)
Buy	MYR	265	10/2010	BCLY	4	0	4
Buy		34	10/2010	BOA	1	0	1
Buy		305	10/2010	CITI	3	0	3
Buy		155	10/2010	DUB	0	0	0
Buy	SGD	43	09/2010	CITI	0	0	0
Sell		43	09/2010	DUB	0	0	0
Buy	TWD	557	10/2010	BCLY	0	(1)	(1)
Buy		184	10/2010	CITI	0	0	0
Buy		434	10/2010	DUB	0	0	0
Buy		432	01/2011	DUB	0	0	0
Buy		265	01/2011	JPM	0	0	0
Buy		407	01/2011	MSC	0	0	0
Buy		221	01/2011	UBS	0	0	0

					$532	$(129)	$403

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$69,907	$0	$69,907
Convertible Bonds & Notes	0	1,428	0	1,428
Municipal Bonds & Notes	0	5,260	0	5,260
U.S. Government Agencies	0	49,748	0	49,748
U.S. Treasury Obligations	0	91,397	0	91,397
Mortgage-Backed Securities	0	6,099	0	6,099
Asset-Backed Securities	0	438	0	438
Sovereign Issues	0	5,955	0	5,955
Convertible Preferred Securities	22	0	0	22
Preferred Stocks	0	0	16	16
Short-Term Instruments	93,200	37,878	0	131,078
Purchased Options	4	10	0	14

Investments, at value	$93,226	$268,120	$16	$361,362
Short Sales, at value	$0	$(2,169)	$0	$(2,169)
Financial Derivative Instruments (3)	$(5,111)	$(22,605)	$(1)	$(27,717)

Totals	$88,115	$243,346	$15	$331,476

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Preferred Stocks	$16	$0	$0	$0	$0	$0	$0	$16	$0
Financial Derivative Instruments (3)	$0	$(4)	$0	$0	$3	$0	$0	$(1)	$3

Totals	$16	$(4)	$0	$0	$3	$0	$0	$15	$3

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
American General Finance Corp.
7.250% due 04/21/2015		$1,000	$975

Total Bank Loan Obligations (Cost $985)			975

CORPORATE BONDS & NOTES 29.5%
BANKING & FINANCE 19.0%
Ally Financial, Inc.
6.875% due 08/28/2012		1,800	1,797
7.250% due 03/02/2011		650	664
7.500% due 12/31/2013		7,800	7,859
American Express Co.
7.000% due 03/19/2018		1,000	1,156
American General Finance Corp.
4.625% due 09/01/2010		200	200
5.200% due 12/15/2011		1,400	1,323
American International Group, Inc.
2.875% due 06/20/2011	CHF	1,000	917
4.000% due 09/20/2011	EUR	4,600	5,499
4.700% due 10/01/2010		$1,200	1,206
8.250% due 08/15/2018		1,800	1,832
ASB Finance Ltd.
0.732% due 02/13/2012	EUR	2,000	2,420
Bank of America Corp.
7.375% due 05/15/2014		$10,000	11,220
Barclays Bank PLC
0.713% due 03/23/2017		1,000	916
BNP Paribas
0.695% due 04/08/2013		500	488
BRFkredit A/S
0.553% due 04/15/2013		8,400	8,404
CIT Group, Inc.
7.000% due 05/01/2013		618	595
7.000% due 05/01/2014		328	311
7.000% due 05/01/2015		654	607
7.000% due 05/01/2016		546	501
7.000% due 05/01/2017		1,060	959
Citigroup, Inc.
0.807% due 06/09/2016		3,100	2,519
4.750% due 05/31/2017	EUR	600	666
CNA Financial Corp.
6.000% due 08/15/2011		$1,000	1,029
Credit Agricole S.A.
0.694% due 02/02/2012		3,800	3,781
Dexia Credit Local
0.544% due 01/12/2012		5,200	5,171
0.938% due 03/05/2013		5,300	5,306
1.188% due 09/23/2011		7,900	7,913
2.000% due 03/05/2013		2,700	2,701
DnB NOR Bank ASA
0.768% due 09/01/2016		1,000	977
Ford Motor Credit Co. LLC
7.375% due 02/01/2011		1,600	1,630
Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	410,000	4,515
Goldman Sachs Group, Inc.
0.707% due 07/22/2015		$400	362
0.988% due 03/22/2016		2,000	1,787
HCP, Inc.
6.300% due 09/15/2016		1,000	1,037
HSBC Finance Corp.
0.584% due 08/09/2011		900	892
1.805% due 10/20/2010		8,200	8,206

ING Bank NV
0.928% due 01/13/2012		10,500	10,564
1.333% due 03/30/2012		500	502
International Lease Finance Corp.
1.058% due 08/15/2011	EUR	1,700	1,915
5.625% due 09/15/2010		$300	300
JPMorgan Chase Bank N.A.
0.866% due 06/13/2016		700	660
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		2,500	500
Macquarie Bank Ltd.
2.600% due 01/20/2012		4,100	4,191
Morgan Stanley
0.595% due 01/09/2014		800	737
0.783% due 10/15/2015		1,600	1,430
1.041% due 04/13/2016	EUR	1,000	1,024
National Australia Bank Ltd.
0.795% due 07/08/2014		$2,300	2,325
Royal Bank of Scotland Group PLC
0.580% due 10/14/2016		6,700	5,235
0.823% due 04/08/2011		7,000	6,990
1.450% due 10/20/2011		2,500	2,506
2.625% due 05/11/2012		2,500	2,559
Sumitomo Mitsui Banking Corp.
1.002% due 06/02/2049	JPY	100,000	1,121
Sun Life Financial Global Funding LP
0.693% due 07/06/2011		$1,000	991
UBS AG
1.584% due 02/23/2012		2,600	2,610
Wachovia Corp.
0.673% due 10/15/2016		1,800	1,580
Wells Fargo & Co.
7.980% due 03/29/2049		2,600	2,691
XL Capital Finance Europe PLC
6.500% due 01/15/2012		1,300	1,361

			149,158

INDUSTRIALS 5.6%
Black & Decker Corp.
8.950% due 04/15/2014		1,500	1,827
Centex Corp.
7.875% due 02/01/2011		1,600	1,638
Commercial Metals Co.
6.500% due 07/15/2017		2,400	2,438
Daimler Finance North America LLC
5.750% due 09/08/2011		1,400	1,458
Dow Chemical Co.
2.624% due 08/08/2011		2,600	2,641
Gannett Co., Inc.
5.750% due 06/01/2011		1,000	1,008
Hanson Australia Funding Ltd.
5.250% due 03/15/2013		900	891
Kraft Foods, Inc.
6.125% due 02/01/2018		2,000	2,275
6.500% due 08/11/2017		1,100	1,280
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		400	411
8.375% due 07/15/2015		300	332
Masco Corp.
5.875% due 07/15/2012		700	721
6.125% due 10/03/2016		2,000	1,939
MeadWestvaco Corp.
6.850% due 04/01/2012		1,000	1,065

Nabors Industries, Inc.
6.150% due 02/15/2018	4,600	4,943
Pemex Project Funding Master Trust
1.136% due 12/03/2012	3,600	3,600
Pulte Group, Inc.
5.250% due 01/15/2014	400	389
Reynolds American, Inc.
1.237% due 06/15/2011	2,800	2,782
RR Donnelley & Sons Co.
6.125% due 01/15/2017	3,300	3,320
Seagate Technology HDD Holdings
6.375% due 10/01/2011	400	412
Southwest Airlines Co.
5.125% due 03/01/2017	1,300	1,322
Time Warner Cable, Inc.
5.400% due 07/02/2012	3,600	3,848
Whirlpool Corp.
8.000% due 05/01/2012	1,000	1,095
WPP Finance UK
5.875% due 06/15/2014	2,400	2,607

		44,242

UTILITIES 4.9%
BP Capital Markets PLC
0.667% due 04/11/2011	15,100	14,446
British Telecommunications PLC
9.375% due 12/15/2010	7,100	7,344
CenturyLink, Inc.
6.000% due 04/01/2017	3,500	3,497
Nextel Communications, Inc.
7.375% due 08/01/2015	200	191
Telecom Italia Capital S.A.
0.824% due 02/01/2011	1,300	1,288
0.914% due 07/18/2011	1,000	986
Telefonica Emisiones SAU
0.674% due 02/04/2013	1,500	1,447
Vodafone Group PLC
5.350% due 02/27/2012	8,600	9,072

		38,271

Total Corporate Bonds & Notes (Cost $229,649)		231,671

MUNICIPAL BONDS & NOTES 2.6%
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	5,200	5,207
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	15,200	15,182

Total Municipal Bonds & Notes (Cost $20,400)		20,389

U.S. GOVERNMENT AGENCIES 30.6%
Fannie Mae
0.467% due 03/25/2034	984	983
0.597% due 05/25/2037	3,198	3,184
0.697% due 03/25/2037 - 07/25/2037	4,099	4,088
0.707% due 03/25/2037	2,250	2,238
0.727% due 07/25/2037	3,638	3,634
0.747% due 05/25/2031 - 09/25/2035	4,373	4,345
0.757% due 09/25/2035	4,966	4,892
0.792% due 02/25/2037	4,297	4,251

0.977% due 05/25/2040	7,197	7,180
1.047% due 10/25/2037	4,674	4,675
1.067% due 06/25/2037	1,585	1,585
1.077% due 06/25/2040	26,312	26,316
1.087% due 03/25/2040	5,257	5,271
1.097% due 03/25/2038 - 01/25/2040	23,527	23,644
1.167% due 12/25/2039	4,896	4,922
1.247% due 07/25/2039	4,180	4,203
1.634% due 07/01/2044	253	252
2.271% due 04/01/2035	3,453	3,575
2.385% due 11/01/2035	596	610
2.475% due 05/01/2022	3	3
3.109% due 04/01/2018	37	37
3.226% due 12/01/2033	769	801
4.298% due 11/01/2027	33	33
4.323% due 11/01/2028	42	43
4.371% due 07/01/2028	30	31
4.399% due 04/01/2028	30	31
4.478% due 11/01/2028	51	53
4.500% due 07/01/2040 - 09/01/2040	7,000	7,225
4.680% due 12/01/2036	1,240	1,296
4.802% due 02/01/2027	4	4
4.914% due 09/01/2034	1,129	1,173
5.000% due 02/25/2017 - 04/25/2033	1,728	1,883
5.008% due 12/01/2023	2	2
5.500% due 12/01/2034 - 07/01/2040	1,457	1,566
5.693% due 08/01/2029	25	25
6.000% due 06/01/2017 - 10/01/2039	31,992	34,774
6.000% due 11/01/2036 (f)	4,094	4,456
6.500% due 10/01/2036	4,319	4,745
7.000% due 02/01/2015 - 03/01/2015	473	508
7.500% due 09/01/2015 - 05/01/2016	392	430
8.000% due 03/01/2030 - 07/01/2031	121	141
Federal Home Loan Bank
0.875% due 08/22/2012	1,800	1,803
Freddie Mac
0.650% due 02/15/2037	333	332
0.680% due 02/15/2037	906	903
0.690% due 02/15/2037	2,197	2,188
0.700% due 12/15/2030	529	529
0.750% due 06/15/2018	262	260
0.950% due 10/15/2037	1,992	1,995
0.960% due 07/15/2037	5,818	5,802
1.020% due 08/15/2037	5,933	5,924
1.050% due 08/15/2037	11,488	11,491
1.060% due 10/15/2037	2,985	2,984
1.070% due 05/15/2037 - 09/15/2037	13,007	13,013
1.100% due 08/15/2036	3,198	3,206
1.125% due 07/27/2012	1,600	1,613
1.200% due 11/15/2039 - 12/15/2039	3,175	3,191
1.205% due 01/15/2038	3,665	3,683
1.621% due 02/25/2045	1,396	1,411
2.141% due 06/01/2022	13	13
2.592% due 12/01/2022	28	30

3.110% due 06/01/2035	2,324	2,418
3.284% due 07/01/2019	299	308
5.000% due 07/15/2024	153	153
6.000% due 03/01/2016 - 02/01/2034	3,172	3,490
6.500% due 10/25/2043	1,715	1,899
8.500% due 04/01/2025 - 06/01/2025	17	20
Ginnie Mae
0.748% due 09/20/2030	3	3
3.125% due 12/20/2022 - 12/20/2027	287	294
3.375% due 02/20/2026 - 02/20/2028	338	346
3.625% due 07/20/2018 - 07/20/2027	1,311	1,348
4.375% due 05/20/2026 - 06/20/2027	308	318
8.000% due 04/20/2030	128	149

Total U.S. Government Agencies (Cost $238,126)		240,225

U.S. TREASURY OBLIGATIONS 17.5%
U.S. Treasury Notes
0.750% due 05/31/2012 (f)	117,680	118,057
1.875% due 06/30/2015	19,200	19,286

Total U.S. Treasury Obligations (Cost $136,958)		137,343

MORTGAGE-BACKED SECURITIES 6.4%
Bank Mart
4.567% due 03/01/2019 (i)	440	360
Bear Stearns Adjustable Rate Mortgage Trust
2.960% due 04/25/2033	290	282
3.398% due 02/25/2033	56	51
3.398% due 11/25/2034	1,821	1,555
3.529% due 01/25/2034	1,323	1,257
3.579% due 01/25/2034	66	57
Bear Stearns Alt-A Trust
4.539% due 09/25/2035	461	349
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	1,474	932
5.563% due 12/26/2046	842	556
Citigroup Mortgage Loan Trust, Inc.
2.810% due 10/25/2035	3,429	2,847
2.820% due 12/25/2035	1,109	981
Countrywide Alternative Loan Trust
0.527% due 05/25/2047	1,328	695
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	261	218
2.954% due 06/25/2032	25	21
4.824% due 06/25/2032	10	8
Fund America Investors Corp. II
2.700% due 06/25/2023	8	8
Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	538	488
0.617% due 11/25/2045	487	271
GS Mortgage Securities Corp. II
0.481% due 03/06/2020	2,300	2,206
GSR Mortgage Loan Trust
0.697% due 01/25/2034	235	192
Harborview Mortgage Loan Trust
0.538% due 01/19/2038	3,242	1,723

Impac CMB Trust
1.107% due 10/25/2033	55	44
1.347% due 07/25/2033	1,066	954
Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	3	3
Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	92	92
JPMorgan Chase Commercial Mortgage Securities Corp.
0.470% due 02/15/2020	5,054	4,796
JPMorgan Mortgage Trust
5.148% due 09/25/2035	3,233	3,124
Lehman Mortgage Trust
0.667% due 08/25/2036	7,069	5,304
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	673	512
Morgan Stanley Capital I
0.410% due 10/15/2020	492	446
Prime Mortgage Trust
0.747% due 02/25/2019	55	52
0.747% due 02/25/2034	382	347
Resecuritization Mortgage Trust
0.597% due 04/26/2021	1	1
Salomon Brothers Mortgage Securities VII, Inc.
3.175% due 12/25/2030	462	461
Structured Asset Mortgage Investments, Inc.
0.598% due 07/19/2035	1,364	1,231
0.627% due 02/25/2036	746	412
9.241% due 06/25/2029	558	569
Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	2,398	2,032
0.440% due 09/15/2021	8,412	7,645
WaMu Mortgage Pass-Through Certificates
0.617% due 12/25/2045	715	551
0.637% due 10/25/2045	405	316
1.412% due 02/25/2046	3,854	2,609
1.621% due 11/25/2042	151	130
1.821% due 06/25/2042	528	421
3.109% due 02/27/2034	1,472	1,446
Wells Fargo Mortgage-Backed Securities Trust
4.886% due 01/25/2035	1,331	1,296

Total Mortgage-Backed Securities (Cost $56,604)		49,851

ASSET-BACKED SECURITIES 4.8%
Aames Mortgage Investment Trust
1.922% due 01/25/2035	4,757	4,681
AFC Home Equity Loan Trust
0.897% due 06/25/2028	313	131
AMMC CDO
0.774% due 08/08/2017	3,400	3,231
Asset-Backed Funding Certificates
0.827% due 06/25/2035	6,933	6,829
Bear Stearns Asset-Backed Securities Trust
0.437% due 06/25/2047	412	390
Brascan Real Estate CDO
0.655% due 01/20/2040	3,546	3,369
Chase Funding Mortgage Loan Asset-Backed Certificates
1.087% due 10/25/2032	186	148
Chase Issuance Trust
2.037% due 09/15/2015	5,200	5,395
Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011	3,900	3,907

Citigroup Mortgage Loan Trust, Inc.
0.407% due 07/25/2045		2,458	1,886
Countrywide Asset-Backed Certificates
0.547% due 08/25/2034		2,792	2,554
Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032		254	190
Ford Credit Auto Owner Trust
2.100% due 11/15/2011		489	490
Globaldrive BV
4.000% due 10/20/2016	EUR	63	79
Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		$2,798	2,803
HSBC Home Equity Loan Trust
0.618% due 01/20/2035		1,437	1,276
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036		146	133
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		50	42
Morgan Stanley ABS Capital I
0.387% due 10/25/2036		84	83

Total Asset-Backed Securities (Cost $38,496)			37,617

SOVEREIGN ISSUES 1.2%
Export-Import Bank of Korea
0.676% due 11/16/2010		5,900	5,841
Hydro Quebec
0.496% due 09/29/2049		1,200	876
Korea Development Bank
0.764% due 11/22/2012		2,200	2,139

Total Sovereign Issues (Cost $9,139)			8,856

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
American International Group, Inc.
8.500% due 08/01/2011		109,100	1,048
Motors Liquidation Co.
5.250% due 03/06/2032		72,000	486

Total Convertible Preferred Securities (Cost $1,221)			1,534

PREFERRED STOCKS 0.9%
DG Funding Trust
1.199% due 12/31/2049		913	7,109

Total Preferred Stocks (Cost $9,564)			7,109

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.4%
CERTIFICATES OF DEPOSIT 0.2%
Intesa Sanpaolo
0.804% due 01/19/2012		$600	600
Royal Bank of Scotland Group PLC
0.948% due 07/19/2010		500	500

			1,100

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2010	1,046	1,046

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,072. Repurchase proceeds are $1,046.)
U.S. TREASURY BILLS 5.6%
0.143% due 07/01/2010 - 09/23/2010 (b)(d)(f)	44,065	44,058

U.S. TREASURY CASH MANAGEMENT BILLS 1.3%
0.115% due 07/15/2010 (d)(f)	9,886	9,886

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 11.2%
	8,802,124	88,144

Total Short-Term Instruments (Cost $144,220)		144,234

Total Investments 112.2% (Cost $885,362)		$879,804
Written Options (h) (0.3%) (Premiums $1,137)		(2,145)
Other Assets and Liabilities (Net) (11.9%)		(93,324)

Net Assets 100.0%		$784,335

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $35,899 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $14,059 at a weighted average interest rate of -0.015%. On June 30, 2010, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $45,490 and cash of $2,792 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	175	$150
90-Day Eurodollar September Futures	Long	09/2010	363	315
E-mini S&P 500 Index September Futures	Long	09/2010	7,445	(19,109)
S&P 500 Index September Futures	Long	09/2010	572	(9,533)
U.S. Treasury 2-Year Note September Futures	Long	09/2010	192	175

				$(28,002)

(g)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	1.950%	03/20/2013	0.947%	$1,600	$44	$0	$44
American Express Co.	CITI	4.250%	12/20/2013	1.012%	800	88	0	88
American Express Co.	DUB	2.060%	03/20/2013	0.947%	800	24	0	24
American International Group, Inc.	BOA	0.910%	12/20/2012	3.076%	600	(30)	0	(30)
American International Group, Inc.	BOA	0.930%	12/20/2012	3.076%	1,000	(50)	0	(50)
American International Group, Inc.	RBS	0.780%	12/20/2012	3.076%	600	(32)	0	(32)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.709%	600	(11)	0	(11)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	1.709%	1,500	(33)	0	(33)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	1.709%	1,800	(36)	0	(36)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	1.709%	1,500	(33)	0	(33)
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%	2,100	(38)	(56)	18
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.895%	1,300	7	0	7
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.661%	900	2	4	(2)
Brazil Government International Bond	HSBC	1.000%	03/20/2015	1.312%	7,900	(108)	(163)	55
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.312%	2,600	(36)	(56)	20
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.661%	2,500	7	12	(5)
Brazil Government International Bond	UBS	1.000%	03/20/2015	1.312%	2,600	(36)	(56)	20
General Electric Capital Corp.	BNP	0.770%	03/20/2013	1.972%	1,400	(44)	0	(44)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	2.030%	2,800	238	0	238
General Electric Capital Corp.	BNP	4.700%	12/20/2013	2.030%	600	53	0	53
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.030%	700	46	0	46
General Electric Capital Corp.	CITI	4.200%	12/20/2013	2.030%	1,300	94	0	94
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.030%	800	61	0	61
General Electric Capital Corp.	DUB	4.230%	12/20/2013	2.030%	900	66	0	66
General Electric Capital Corp.	MSC	0.750%	03/20/2013	1.972%	2,300	(73)	0	(73)
MBIA, Inc.	BOA	2.800%	12/20/2012	43.121%	600	(332)	0	(332)
MBIA, Inc.	DUB	3.400%	12/20/2012	43.121%	600	(327)	0	(327)
MetLife, Inc.	JPM	1.700%	03/20/2013	2.925%	1,000	(31)	0	(31)
Mexico Government International Bond	BCLY	0.390%	01/20/2012	0.887%	5,000	(30)	0	(30)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.612%	1,700	6	6	0
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.612%	2,000	7	4	3
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	2.830%	1,400	(149)	0	(149)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	2.237%	1,500	(16)	0	(16)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	2.237%	900	(8)	0	(8)
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	2.237%	2,500	(17)	0	(17)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	2.237%	1,600	6	0	6
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	2.237%	600	(5)	0	(5)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	2.237%	600	2	0	2
Republic of Germany	JPM	0.250%	03/20/2015	0.427%	5,500	(44)	0	(44)
SLM Corp.	BOA	5.000%	12/20/2011	4.778%	500	2	(35)	37
SLM Corp.	BOA	2.860%	12/20/2012	5.399%	1,400	(79)	0	(79)
SLM Corp.	BOA	5.025%	03/20/2013	5.488%	1,300	(13)	0	(13)
SLM Corp.	JPM	4.930%	03/20/2013	5.488%	1,500	(18)	0	(18)
South Korea Government Bond	CITI	1.000%	03/20/2011	0.754%	1,500	3	9	(6)
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	200	2	1	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.719%	3,800	49	20	29
Wells Fargo & Co.	RBS	1.700%	03/20/2013	0.966%	500	10	0	10

						$(812)	$(310)	$(502)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$4,815	$(54)	$0	$(54)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,155	(12)	0	(12)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,858	52	0	52
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	386	3	0	3
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	9	0	9

					$(1)	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,300	$89	$0	$89
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,000	42	0	42
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,800	(23)	(33)	10
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	212	238	(26)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		21,000	78	80	(2)
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		23,900	(1)	0	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	15	1	14
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		65,700	60	86	(26)
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$5,600	81	64	17
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		4,600	66	52	14
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	CITI		100	7	4	3
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		1,000	71	47	24

							$697	$539	$158

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Index	45,000	3-Month USD-LIBOR plus a specified spread	$87,141	09/30/2010	CSFB	$(10,016)
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR less a specified spread	200,712	10/29/2010	MLP	(25,797)

							$(35,813)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/27/2010	39	$27	$121
Call - CME S&P 500 Index July Futures	1,150.000	07/16/2010	27	54	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	39	23	2
Put - CME S&P 500 Index July Futures	1,050.000	07/16/2010	27	88	261

				$192	$386

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,000	$119	$16
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		$7,500	17	175
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		7,500	41	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		4,100	26	2
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		1,500	9	35
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		1,500	16	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		17,000	41	438
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		17,000	151	2
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		11,200	68	262
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		4,800	41	193
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		16,000	55	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		10,600	50	248
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		3,600	27	145
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		3,600	19	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		10,600	74	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		6,000	54	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		900	7	0

								$815	$1,517

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$7,000	$64	$157

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,700	$15	$19
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	4,900	44	56
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	10

						$66	$85

(i)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$440	$360	0.05%

(j)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	08/01/2040	$1,000	$1,073	$1,070
Fannie Mae	6.000%	07/01/2040	10,000	10,774	10,847
Freddie Mac	6.000%	07/01/2040	3,000	3,240	3,255

				$15,087	$15,172

(k)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,788	08/2010	GSC	$5	$0	$5
Sell	CHF	960	09/2010	CITI	0	(38)	(38)
Buy	CNY	13,951	08/2010	HSBC	0	(36)	(36)
Buy		9,546	08/2010	JPM	0	(20)	(20)
Buy		7,887	08/2010	MSC	0	(19)	(19)
Buy		358	11/2010	BCLY	0	(1)	(1)
Buy		584	11/2010	CITI	0	(2)	(2)
Buy		1,494	11/2010	DUB	0	(5)	(5)
Buy		596	11/2010	MSC	0	(2)	(2)
Sell	EUR	10,648	07/2010	BCLY	1,231	0	1,231
Buy		2,200	07/2010	CITI	0	(10)	(10)
Sell		1,573	07/2010	CITI	7	0	7
Sell		212	08/2010	CITI	2	0	2
Sell	GBP	1,646	09/2010	BOA	0	(20)	(20)
Buy	IDR	406,800	10/2010	BOA	4	0	4
Buy		3,030,502	10/2010	CITI	29	0	29
Buy		406,800	10/2010	RBS	4	0	4
Buy		893,997	10/2010	UBS	7	0	7
Buy		97,730	11/2010	BCLY	1	0	1
Buy		97,300	11/2010	CITI	1	0	1
Buy		65,320	11/2010	DUB	0	0	0
Buy		142,150	11/2010	HSBC	1	0	1
Sell	JPY	903,203	07/2010	BOA	0	(352)	(352)
Buy	KRW	85,830	07/2010	BCLY	0	(1)	(1)
Buy		66,910	07/2010	CITI	0	(1)	(1)
Buy		35,201	07/2010	DUB	0	(1)	(1)
Sell		148,492	07/2010	HSBC	0	(1)	(1)
Buy		29,227	07/2010	MSC	0	(1)	(1)
Sell		99,145	07/2010	MSC	0	(1)	(1)
Buy		30,470	07/2010	RBS	0	0	0
Buy		442,201	08/2010	BCLY	0	(10)	(10)
Buy		69,958	08/2010	MSC	0	(2)	(2)
Buy		31,461	11/2010	BCLY	0	(1)	(1)
Sell		67,830	11/2010	BCLY	1	0	1
Buy		148,160	11/2010	BOA	0	(5)	(5)
Buy		342,914	11/2010	CITI	0	(15)	(15)
Sell		597,610	11/2010	CITI	1	(4)	(3)
Buy		58,130	11/2010	DUB	0	(3)	(3)
Buy		35,190	11/2010	GSC	0	(1)	(1)
Buy		302,519	11/2010	JPM	0	(17)	(17)
Sell		214,800	11/2010	JPM	0	(2)	(2)
Buy		263,327	11/2010	MSC	0	(16)	(16)
Sell		30,470	11/2010	RBS	0	0	0
Buy	MXN	5,312	09/2010	HSBC	0	(8)	(8)
Buy		992	09/2010	MSC	0	(4)	(4)
Buy	MYR	809	10/2010	BCLY	11	0	11
Buy		103	10/2010	BOA	2	0	2
Buy		767	10/2010	CITI	7	0	7
Buy		387	10/2010	DUB	1	0	1
Buy	PHP	2,223	11/2010	BCLY	0	(1)	(1)
Buy		7,172	11/2010	CITI	0	(2)	(2)
Buy		2,130	11/2010	DUB	0	0	0
Buy	SGD	55	09/2010	BCLY	0	0	0
Buy		41	09/2010	CITI	0	0	0
Sell		131	09/2010	DUB	0	0	0
Buy		35	09/2010	GSC	0	0	0
Buy	TWD	3,763	10/2010	BCLY	0	(4)	(4)
Buy		512	10/2010	CITI	0	0	0
Buy		3,068	10/2010	DUB	0	(3)	(3)
Buy		1,207	01/2011	DUB	0	(1)	(1)
Buy		738	01/2011	JPM	0	0	0
Buy		1,137	01/2011	MSC	0	0	0
Buy		616	01/2011	UBS	0	0	0

					$1,315	$(610)	$705

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$975	$0	$975
Corporate Bonds & Notes	0	230,550	1,121	231,671
Municipal Bonds & Notes	0	20,389	0	20,389
U.S. Government Agencies	0	240,225	0	240,225
U.S. Treasury Obligations	0	137,343	0	137,343
Mortgage-Backed Securities	0	49,491	360	49,851
Asset-Backed Securities	0	31,017	6,600	37,617
Sovereign Issues	0	8,856	0	8,856
Convertible Preferred Securities	1,048	486	0	1,534
Preferred Stocks	0	0	7,109	7,109
Short-Term Instruments	88,144	56,090	0	144,234

Investments, at value	$89,192	$775,422	$15,190	$879,804
Short Sales, at value	$0	$(15,172)	$0	$(15,172)
Financial Derivative Instruments (3)	$(28,265)	$(37,250)	$(85)	$(65,600)

Totals	$60,927	$723,000	$15,105	$799,032

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$1,061	$0	$0	$0	$60	$0	$0	$1,121	$60
U.S. Government Agencies	7,894	(7,899)	0	0	5	0	0	0	0
Mortgage-Backed Securities	351	(16)	0	0	25	0	0	360	21
Asset-Backed Securities	3,089	3,377	5	0	129	0	0	6,600	129
Preferred Stocks	7,441	0	0	0	(332)	0	0	7,109	(332)

Investments, at value	$19,836	$(4,538)	$5	$0	$(113)	$0	$0	$15,190	$(122)
Financial Derivative Instruments (3)	$(173)	$158	$0	$(19)	$(51)	$0	$0	$(85)	$(20)

Totals	$19,663	$(4,380)	$5	$(19)	$(164)	$0	$0	$15,105	$(142)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Long Duration Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 49.7%
BANKING & FINANCE 16.9%
American Express Co.
8.150% due 03/19/2038	$2,600	$3,510
American International Group, Inc.
5.850% due 01/16/2018	900	809
Anadarko Finance Co.
7.500% due 05/01/2031	900	759
Banco do Brasil S.A.
6.000% due 01/22/2020	1,300	1,349
Bank of America Corp.
5.650% due 05/01/2018	500	514
5.750% due 12/01/2017	500	520
7.625% due 06/01/2019	3,500	4,019
Barclays Bank PLC
7.434% due 09/29/2049	1,000	900
10.179% due 06/12/2021	740	928
Barrick International Barbados Corp.
6.350% due 10/15/2036	600	640
Bear Stearns Cos. LLC
6.400% due 10/02/2017	600	668
7.250% due 02/01/2018	700	819
BNP Paribas
5.186% due 06/29/2049	700	579
Cantor Fitzgerald LP
7.875% due 10/15/2019	600	622
Capital One Bank USA N.A.
8.800% due 07/15/2019	400	501
Capital One Capital VI
8.875% due 05/15/2040	1,700	1,786
Caterpillar Financial Services Corp.
1.287% due 06/24/2011	300	302
Citigroup, Inc.
5.875% due 05/29/2037	2,100	1,978
6.125% due 08/25/2036	700	639
6.625% due 06/15/2032	600	573
6.875% due 03/05/2038	2,800	2,950
8.125% due 07/15/2039	1,200	1,438
Credit Agricole S.A.
6.637% due 05/29/2049	200	148
Credit Suisse USA, Inc.
0.636% due 08/16/2011	700	700
Ford Motor Credit Co. LLC
7.500% due 08/01/2012	1,300	1,330
7.800% due 06/01/2012	1,300	1,340
General Electric Capital Corp.
5.875% due 01/14/2038	700	690
6.750% due 03/15/2032	2,900	3,134
6.875% due 01/10/2039	4,400	4,881
Goldman Sachs Group, Inc.
5.950% due 01/18/2018	1,400	1,457
7.500% due 02/15/2019	2,800	3,137
HBOS Capital Funding LP
6.071% due 06/29/2049	600	420
HBOS PLC
6.750% due 05/21/2018	1,900	1,782
HSBC Bank USA N.A.
7.000% due 01/15/2039	550	621
HSBC USA Capital Trust I
7.808% due 12/15/2026	350	332
John Deere Capital Corp.
1.287% due 06/10/2011	1,700	1,712
JPMorgan Chase & Co.
6.400% due 05/15/2038	3,200	3,722

Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038 (a)	500	1
Merrill Lynch & Co., Inc.
6.110% due 01/29/2037	200	182
Morgan Stanley
6.625% due 04/01/2018	1,800	1,891
7.250% due 04/01/2032	400	452
New York Life Insurance Co.
6.750% due 11/15/2039	1,200	1,409
Prudential Financial, Inc.
6.625% due 12/01/2037	700	737
Rabobank Capital Funding Trust II
5.260% due 12/31/2049	2,400	2,166
Rabobank Nederland NV
11.000% due 06/29/2049	1,125	1,395
Sallie Mae, Inc.
0.000% due 10/03/2022	655	376
UBS AG
5.750% due 04/25/2018	400	414
5.875% due 12/20/2017	100	106
Wachovia Bank N.A.
5.850% due 02/01/2037	750	748
6.600% due 01/15/2038	1,000	1,092
Wells Fargo & Co.
5.375% due 02/07/2035	200	197
Wells Fargo Bank N.A.
5.950% due 08/26/2036	400	409
White Nights Finance BV for Gazprom
10.500% due 03/08/2014	1,700	1,976

		65,760

INDUSTRIALS 18.7%
Altria Group, Inc.
9.250% due 08/06/2019	1,200	1,501
9.950% due 11/10/2038	1,900	2,506
10.200% due 02/06/2039	300	404
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	900	1,011
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	900	1,095
8.000% due 11/15/2039	700	919
8.200% due 01/15/2039	900	1,189
ArcelorMittal
7.000% due 10/15/2039	2,500	2,655
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	700	750
Burlington Northern Santa Fe LLC
6.150% due 05/01/2037	1,300	1,470
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	2,000	2,199
Caterpillar, Inc.
6.050% due 08/15/2036	400	462
Cenovus Energy, Inc.
6.750% due 11/15/2039	1,300	1,501
Comcast Corp.
6.400% due 05/15/2038	2,450	2,654
6.500% due 11/15/2035	200	219
6.950% due 08/15/2037	700	801
7.050% due 03/15/2033	600	696
Cox Communications, Inc.
8.375% due 03/01/2039	900	1,229
CSX Corp.
6.150% due 05/01/2037	1,000	1,099

CVS Pass-Through Trust
7.507% due 01/10/2032	2,286	2,610
Devon Energy Corp.
7.950% due 04/15/2032	700	901
Devon Financing Corp. ULC
7.875% due 09/30/2031	400	510
Dow Chemical Co.
9.400% due 05/15/2039	1,200	1,676
EnCana Corp.
6.500% due 08/15/2034	600	664
6.625% due 08/15/2037	800	899
Energy Transfer Partners LP
6.625% due 10/15/2036	500	482
7.500% due 07/01/2038	1,200	1,232
Enterprise Products Operating LLC
5.750% due 03/01/2035	200	189
GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034	700	738
HJ Heinz Finance Co.
7.125% due 08/01/2039	1,700	2,088
International Business Machines Corp.
5.600% due 11/30/2039	770	861
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	400	379
6.500% due 02/01/2037	400	409
6.950% due 01/15/2038	2,900	3,095
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	200	207
Nucor Corp.
6.400% due 12/01/2037	200	232
Oracle Corp.
6.500% due 04/15/2038	300	366
Pemex Project Funding Master Trust
9.125% due 10/13/2010	175	177
Petrobras International Finance Co.
7.875% due 03/15/2019	1,700	1,955
Pfizer, Inc.
7.200% due 03/15/2039	1,200	1,585
Philip Morris International, Inc.
6.375% due 05/16/2038	700	825
Plains All American Pipeline LP
6.650% due 01/15/2037	100	100
Roche Holdings, Inc.
7.000% due 03/01/2039	400	523
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,000	923
Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026	300	340
Suncor Energy, Inc.
6.500% due 06/15/2038	200	225
6.850% due 06/01/2039	800	924
Target Corp.
6.500% due 10/15/2037	500	606
7.000% due 01/15/2038	1,150	1,476
Tennessee Gas Pipeline Co.
7.625% due 04/01/2037	100	111
8.375% due 06/15/2032	4,500	5,297
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	600	701
Time Warner Cable, Inc.
6.550% due 05/01/2037	3,200	3,468
6.750% due 06/15/2039	100	111
7.300% due 07/01/2038	800	934

Time Warner, Inc.
6.500% due 11/15/2036	800	875
TransCanada Pipelines Ltd.
6.200% due 10/15/2037	100	109
7.250% due 08/15/2038	300	366
7.625% due 01/15/2039	500	642
Transocean, Inc.
6.800% due 03/15/2038	400	362
7.500% due 04/15/2031	1,000	928
Union Pacific Railroad Co. 2004 Pass-Through Trust
5.404% due 07/02/2025	901	1,024
United Technologies Corp.
6.125% due 07/15/2038	700	823
Vale Overseas Ltd.
6.250% due 01/23/2017	200	218
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	900	1,059
6.500% due 08/15/2037	500	609
Williams Cos., Inc.
7.500% due 01/15/2031	1,200	1,282
8.750% due 03/15/2032	222	260
Wyeth
5.950% due 04/01/2037	900	1,025
XTO Energy, Inc.
6.100% due 04/01/2036	590	702

		72,463

UTILITIES 14.1%
Alabama Power Co.
6.125% due 05/15/2038	700	809
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,577
AT&T Corp.
8.000% due 11/15/2031	7,000	9,053
AT&T, Inc.
6.400% due 05/15/2038	200	221
6.550% due 02/15/2039	600	676
British Telecommunications PLC
9.875% due 12/15/2030	600	735
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	490
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	4,300	5,579
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	812
Duke Energy Indiana, Inc.
6.350% due 08/15/2038	300	360
EDF S.A.
6.950% due 01/26/2039	1,300	1,576
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,558
FirstEnergy Corp.
7.375% due 11/15/2031	400	424
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	2,900	2,884
France Telecom S.A.
8.500% due 03/01/2031	1,300	1,797
Georgia Power Co.
5.950% due 02/01/2039	300	332
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	521
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	431
6.500% due 09/15/2037	1,600	1,848

NGPL PipeCo LLC
7.768% due 12/15/2037	2,100	1,874
Pacific Gas & Electric Co.
5.800% due 03/01/2037	1,900	2,077
6.050% due 03/01/2034	400	449
6.250% due 03/01/2039	200	232
PacifiCorp
6.000% due 01/15/2039	1,300	1,502
Progress Energy, Inc.
7.750% due 03/01/2031	400	509
PSEG Power LLC
8.625% due 04/15/2031	400	528
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,152
Southern California Edison Co.
5.625% due 02/01/2036	200	222
6.000% due 01/15/2034	300	347
Telecom Italia Capital S.A.
7.721% due 06/04/2038	1,900	1,955
Verizon Communications, Inc.
6.900% due 04/15/2038	1,900	2,233
7.350% due 04/01/2039	3,900	4,821
Virginia Electric and Power Co.
6.000% due 05/15/2037	260	291
8.875% due 11/15/2038	1,000	1,458
Vodafone Group PLC
6.150% due 02/27/2037	3,400	3,545

		54,878

Total Corporate Bonds & Notes (Cost $175,978)		193,101

MUNICIPAL BONDS & NOTES 4.5%
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	1,300	1,368
California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	700	748
7.550% due 04/01/2039	1,400	1,504
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	900	1,001
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	200	218
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	1,500	1,599
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	1,300	1,419
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	170	109
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	203
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039	1,200	1,352
7.100% due 06/01/2039	200	208
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.716% due 07/01/2039	1,100	1,095

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	100	95
Michigan State University Revenue Bonds, Series 2010
6.173% due 02/15/2050	1,000	1,059
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.750% due 06/15/2041	1,200	1,253
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	300	322
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	2,100	2,273
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	72
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	1,300	1,425
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	74

Total Municipal Bonds & Notes (Cost $16,356)		17,397

U.S. GOVERNMENT AGENCIES 10.7%
Fannie Mae
0.000% due 06/01/2017	2,400	1,947
0.547% due 10/27/2037	400	399
5.500% due 03/01/2039 - 08/01/2040	3,507	3,755
5.625% due 04/17/2028	100	115
6.000% due 04/18/2036	900	1,000
Financing Corp.
0.000% due 12/06/2018 - 12/27/2018	10,400	7,837
8.600% due 09/26/2019	1,470	2,067
Freddie Mac
5.000% due 04/15/2038	300	328
Ginnie Mae
5.500% due 10/20/2037	347	367
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	3,400	3,964
Residual Funding Strip
0.000% due 07/15/2020 - 04/15/2030	13,900	6,542
Small Business Administration
5.290% due 12/01/2027	547	600
Tennessee Valley Authority
4.875% due 01/15/2048	1,900	1,986
5.250% due 09/15/2039	3,400	3,782
5.375% due 04/01/2056	1,200	1,369
5.500% due 06/15/2038	1,600	1,834
5.880% due 04/01/2036	3,000	3,581

Total U.S. Government Agencies (Cost $38,357)		41,473

U.S. TREASURY OBLIGATIONS 33.0%
U.S. Treasury Bonds
4.250% due 05/15/2039		1,600	1,696
4.375% due 11/15/2039 (e)		10,600	11,475
4.375% due 05/15/2040		900	976
4.500% due 02/15/2036		3,000	3,323
4.500% due 08/15/2039		6,700	7,398
4.625% due 02/15/2040		700	789
5.375% due 02/15/2031		13,300	16,392
6.250% due 08/15/2023		2,000	2,595
7.250% due 08/15/2022		13,300	18,547
7.875% due 02/15/2021 (e)		3,300	4,728
8.000% due 11/15/2021		7,100	10,335
8.125% due 05/15/2021		2,300	3,357
8.750% due 08/15/2020		1,600	2,401
U.S. Treasury Notes
3.625% due 08/15/2019		8,500	8,997
U.S. Treasury Strips
0.000% due 08/15/2023 (e)		7,500	4,611
0.000% due 02/15/2027 (e)		3,900	2,015
0.000% due 05/15/2028		1,000	487
0.000% due 08/15/2028 (e)		10,800	5,199
0.000% due 05/15/2032		1,100	448
0.000% due 05/15/2038		900	291
0.000% due 05/15/2039 (e)		53,600	16,573
0.000% due 08/15/2039 (e)		17,200	5,244
0.000% due 11/15/2039		500	150

Total U.S. Treasury Obligations (Cost $121,882)			128,027

MORTGAGE-BACKED SECURITIES 0.4%
Citigroup Mortgage Loan Trust, Inc.
3.072% due 03/25/2034		419	418
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		700	703
Indymac IMSC Mortgage Loan Trust
0.527% due 07/25/2047		309	140
Structured Asset Mortgage Investments, Inc.
0.537% due 07/25/2046		139	77
0.567% due 05/25/2036		265	141
Thornburg Mortgage Securities Trust
0.443% due 03/25/2037		59	58

Total Mortgage-Backed Securities (Cost $1,572)			1,537

ASSET-BACKED SECURITIES 0.1%
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036		23	20
SLM Student Loan Trust
1.816% due 04/25/2023		530	549

Total Asset-Backed Securities (Cost $542)			569

SOVEREIGN ISSUES 3.0%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		1,600	1,612
6.500% due 06/10/2019		800	861
Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,750	2,106
Colombia Government International Bond
6.125% due 01/18/2041		$1,200	1,221

Mexico Government International Bond
5.950% due 03/19/2019	2,800	3,122
6.050% due 01/11/2040	1,200	1,272
Qatar Government International Bond
6.400% due 01/20/2040	1,300	1,387

Total Sovereign Issues (Cost $11,208)		11,581

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011	9,300	89

Total Convertible Preferred Securities		89

(Cost $698)

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.4%
REPURCHASE AGREEMENTS 5.3%
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	$1,000	1,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $1,024. Repurchase proceeds are $1,000.)
JPMorgan Chase Bank N.A.
0.190% due 07/29/2010	18,225	18,225
(Dated 06/01/2010. Collateralized by U.S. Treasury Bonds 5.500% due 08/15/2028 valued at $18,901. Repurchase proceeds are $18,225.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	1,257	1,257
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,282. Repurchase proceeds are $1,257.)

		20,482

U.S. TREASURY BILLS 0.4%
0.088% due 07/01/2010 - 12/02/2010 (b)	1,760	1,760

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 8.7%
	3,378,540	33,833

Total Short-Term Instruments (Cost $56,069)		56,075

PURCHASED OPTIONS (g) 0.0%
(Cost $35)		4
Total Investments 115.8% (Cost $422,697)		$449,853
Written Options (h) (0.2%) (Premiums $639)		(737)
Other Assets and Liabilities (Net) (15.6%)		(60,547)

Net Assets 100.0%		$388,569

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Security becomes interest bearing at a future date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $36,453 and cash of $1 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	543	$455
90-Day Eurodollar June Futures	Long	06/2012	25	45
90-Day Eurodollar September Futures	Long	09/2011	102	37
E-mini S&P 500 Index September Futures	Long	09/2010	111	(260)
S&P 500 Index September Futures	Long	09/2010	1,473	(26,315)
U.S. Treasury 30-Year Bond September Futures	Long	09/2010	49	191
Ultra Long-Term U.S. Treasury Bond September Futures	Long	09/2010	51	260

				$(25,587)

(f)	Swap agreements outstanding on June 30, 2010:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM	CAD	2,000	$47	$12	$35
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		$8,000	137	180	(43)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		25,000	428	534	(106)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	26,800	158	19	139

							$770	$745	$25

(g)	Purchased options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index July Futures	$350.000	07/16/2010	1,088	$31	$0
Put - CME S&P 500 Index September Futures	350.000	09/16/2010	80	2	2
Put - CME S&P 500 Index September Futures	400.000	09/16/2010	60	2	2

				$35	$4

(h)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME S&P 500 Index July Futures	$1,150.000	07/16/2010	14	$28	$1
Put - CME S&P 500 Index July Futures	1,050.000	07/16/2010	14	46	136

				$74	$137

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put -OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$8,000	$66	$0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	8,100	27	209
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	8,100	58	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	7,300	18	188
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	7,300	65	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	1,000	8	40
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	2,000	19	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	2,700	18	109
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	2,700	15	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	14,000	132	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,900	15	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	500	5	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	9,700	75	3

							$526	$551

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	$4,300	$39	$49

(i)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$1,000	$1,076	$1,085

(j)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	2,432	08/2010	GSC	$0	$(3)	$(3)
Sell	CAD	55	07/2010	UBS	3	0	3
Buy	CNY	259	11/2010	BCLY	0	(1)	(1)
Buy		424	11/2010	CITI	0	(1)	(1)
Buy		1,099	11/2010	DUB	0	(4)	(4)
Sell		12,583	11/2010	DUB	19	0	19
Buy		437	11/2010	MSC	0	(1)	(1)
Buy		12,583	11/2010	UBS	0	(41)	(41)
Buy		265	01/2011	BOA	0	(1)	(1)
Buy		465	01/2011	MSC	0	(1)	(1)
Buy		2,807	04/2011	BCLY	0	(6)	(6)
Buy		2,794	04/2011	HSBC	0	(6)	(6)
Buy		1,491	04/2011	MSC	0	(3)	(3)
Buy		3,504	04/2011	RBS	0	(7)	(7)
Buy		499	06/2011	BCLY	0	0	0
Buy		12,583	06/2011	DUB	0	(25)	(25)
Buy		460	06/2011	RBS	0	0	0
Sell	EUR	10,303	07/2010	BCLY	1,165	0	1,165
Sell		60	07/2010	CITI	1	0	1
Sell		24	07/2010	JPM	0	0	0
Sell		19	07/2010	RBC	0	0	0
Buy		10,143	08/2010	CITI	0	(115)	(115)
Sell	GBP	46	09/2010	BOA	0	(1)	(1)
Sell	KRW	619,320	07/2010	BCLY	7	(2)	5
Sell		610,160	07/2010	CITI	9	0	9
Buy		1,507,350	07/2010	RBS	0	(68)	(68)
Sell		277,870	07/2010	RBS	2	0	2
Buy		619,320	11/2010	BCLY	2	(8)	(6)
Buy		610,160	11/2010	CITI	0	(9)	(9)
Buy		277,870	11/2010	RBS	0	(1)	(1)
Buy	MXN	982	09/2010	DUB	0	0	0
Buy		33,896	09/2010	UBS	0	(26)	(26)
Buy	SGD	832	09/2010	BCLY	1	0	1
Buy		378	09/2010	CITI	2	0	2
Buy		276	09/2010	DUB	1	0	1
Buy		325	09/2010	GSC	1	0	1

					$1,213	$(330)	$883

(k)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$193,101	$0	$193,101
Municipal Bonds & Notes	0	17,397	0	17,397
U.S. Government Agencies	0	41,473	0	41,473
U.S. Treasury Obligations	0	128,027	0	128,027
Mortgage-Backed Securities	0	1,537	0	1,537
Asset-Backed Securities	0	569	0	569
Sovereign Issues	0	11,581	0	11,581
Convertible Preferred Securities	89	0	0	89
Short-Term Instruments	33,833	22,242	0	56,075
Purchased Options	4	0	0	4

Investments, at value	$33,926	$415,927	$0	$449,853
Short Sales, at value	$0	$(1,085)	$0	$(1,085)
Financial Derivative Instruments(3)	$(25,723)	$356	$(49)	$(25,416)

Totals	$8,203	$415,198	$(49)	$423,352

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Financial Derivative Instruments (3)	$0	$(39)	$0	$0	$(10)	$0	$0	$(49)	$(10)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Total Return Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 31.0%
BANKING & FINANCE 24.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$300	$329
Ally Financial, Inc.
6.000% due 12/15/2011		100	100
6.875% due 08/28/2012		1,400	1,398
American Express Bank FSB
5.500% due 04/16/2013		500	541
American Express Centurion Bank
6.000% due 09/13/2017		1,000	1,101
American Express Credit Corp.
5.875% due 05/02/2013		300	329
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	208
American General Finance Corp.
4.875% due 07/15/2012		200	182
6.900% due 12/15/2017		700	561
American International Group, Inc.
5.050% due 10/01/2015		100	92
5.850% due 01/16/2018		2,300	2,067
Bank of America Corp.
0.766% due 08/15/2016		100	88
6.500% due 08/01/2016		1,000	1,084
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	100
Bank of Montreal
2.850% due 06/09/2015		100	102
Bank of Scotland PLC
4.880% due 04/15/2011		2,400	2,478
Barclays Bank PLC
5.450% due 09/12/2012		3,000	3,190
6.050% due 12/04/2017		600	607
BBVA Bancomer S.A.
7.250% due 04/22/2020		500	495
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,600	1,781
BNP Paribas
0.695% due 04/08/2013		300	293
5.186% due 06/29/2049		1,200	993
CIT Group, Inc.
7.000% due 05/01/2013		128	123
7.000% due 05/01/2014		42	40
7.000% due 05/01/2015		142	132
7.000% due 05/01/2016		71	65
7.000% due 05/01/2017		99	89
Citibank N.A.
1.875% due 05/07/2012		300	306
Citigroup, Inc.
2.125% due 04/30/2012		100	102
5.500% due 04/11/2013		1,500	1,561
6.000% due 08/15/2017		1,900	1,978
8.500% due 05/22/2019		100	119
Deutsche Bank AG
1.236% due 02/17/2015		800	786
Dexia Credit Local
2.000% due 03/05/2013		2,200	2,201
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		400	411
7.375% due 02/01/2011		1,200	1,223
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	251

General Electric Capital Corp.
3.000% due 12/09/2011		$400	413
5.500% due 09/15/2067	EUR	2,000	2,054
5.875% due 01/14/2038		$500	493
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		400	420
6.250% due 09/01/2017		1,200	1,273
JPMorgan Chase & Co.
6.000% due 01/15/2018		400	443
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,300	1,419
JPMorgan Chase Capital XX
6.550% due 09/29/2036		100	96
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		1,800	364
Merrill Lynch & Co., Inc.
0.768% due 06/05/2012		700	680
6.050% due 08/15/2012		1,200	1,277
6.875% due 04/25/2018		1,000	1,069
MetLife, Inc.
6.400% due 12/15/2036		300	266
Morgan Stanley
2.930% due 05/14/2013		300	301
National Australia Bank Ltd.
2.550% due 01/13/2012		400	408
5.350% due 06/12/2013		400	434
Petroleum Export Ltd.
5.265% due 06/15/2011		35	35
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	542
Resona Bank Ltd.
5.850% due 09/29/2049		200	189
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,000	2,005
2.625% due 05/11/2012		1,800	1,842
6.990% due 10/29/2049		700	458
SLM Corp.
4.141% due 01/31/2014		1,100	919
State Street Capital Trust IV
1.537% due 06/15/2037		100	72
Temasek Financial I Ltd.
4.300% due 10/25/2019		300	313
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	102
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		100	117
UBS AG
5.750% due 04/25/2018		200	207
5.875% due 12/20/2017		400	424
USB Capital IX
6.189% due 10/29/2049		100	73
Wells Fargo & Co.
0.763% due 08/01/2011	EUR	1,000	1,207
7.980% due 03/29/2049		$1,400	1,449

			48,870

INDUSTRIALS 5.1%
America Movil SAB de C.V.
6.125% due 03/30/2040		1,700	1,787
AstraZeneca PLC
5.900% due 09/15/2017		300	352
6.450% due 09/15/2037		200	244
Codelco, Inc.
6.150% due 10/24/2036		100	110

Dow Chemical Co.
4.850% due 08/15/2012	600	633
6.000% due 10/01/2012	100	108
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	1,300	1,407
Kraft Foods, Inc.
6.125% due 02/01/2018	500	569
Ohio National Financial Services, Inc.
6.375% due 04/30/2020	1,600	1,688
Peabody Energy Corp.
7.875% due 11/01/2026	100	106
Philip Morris International, Inc.
6.375% due 05/16/2038	200	236
President and Fellows of Harvard College
6.000% due 01/15/2019	400	474
Rohm and Haas Co.
6.000% due 09/15/2017	400	437
Shell International Finance BV
5.500% due 03/25/2040	100	107
Union Pacific Corp.
5.700% due 08/15/2018	800	898
UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	323
Vale Overseas Ltd.
5.625% due 09/15/2019	600	637

		10,116

UTILITIES 1.3%
Enel Finance International S.A.
6.800% due 09/15/2037	1,600	1,720
Qwest Corp.
7.625% due 06/15/2015	500	537
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	311

		2,568

Total Corporate Bonds & Notes (Cost $60,333)		61,554

MUNICIPAL BONDS & NOTES 3.9%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105
7.500% due 04/01/2034	100	107
7.550% due 04/01/2039	100	107
California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	100	106
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	778
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	100	112
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,213
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	198
Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	200	220
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	500	538

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	800	826
New York State Thruway Authority Revenue Bonds, Series 2010
5.883% due 04/01/2030	1,000	1,070
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	200	214
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	270	211
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	500	514
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	570	425

Total Municipal Bonds & Notes (Cost $8,274)		7,744

U.S. GOVERNMENT AGENCIES 24.4%
Fannie Mae
0.407% due 12/25/2036	208	206
0.697% due 07/25/2037 - 03/25/2044	1,540	1,511
0.727% due 07/25/2037	1,166	1,165
0.747% due 09/25/2035	722	713
0.757% due 09/25/2035	1,501	1,479
1.067% due 06/25/2037	1,447	1,447
1.077% due 06/25/2040	4,500	4,501
1.087% due 03/25/2040	1,693	1,697
1.634% due 07/01/2044	79	79
2.662% due 08/01/2033	64	66
2.885% due 05/25/2035	52	54
3.612% due 05/01/2036	9	9
3.704% due 06/01/2033	225	234
3.911% due 09/01/2033	194	200
4.500% due 07/01/2040 - 09/01/2040	14,000	14,467
4.680% due 12/01/2036	43	45
4.914% due 09/01/2034	45	47
5.000% due 04/25/2033	15	17
5.235% due 01/01/2036	155	162
5.500% due 01/01/2021 - 07/01/2040	5,345	5,766
6.000% due 02/01/2036 - 02/01/2038	3,589	3,906
6.500% due 10/01/2035 - 07/01/2040	5,935	6,506
6.500% due 08/01/2037 (g)	409	449
7.000% due 09/01/2013	4	4
Freddie Mac
1.050% due 08/15/2037	921	922
1.060% due 10/15/2037	254	254
1.070% due 05/15/2037 - 09/15/2037	1,047	1,047
1.125% due 07/27/2012	100	101
1.621% due 02/25/2045	48	49
2.605% due 03/01/2034	273	284
2.721% due 02/01/2024	18	18
5.500% due 08/15/2030	2	2
8.000% due 01/01/2017	5	6

Ginnie Mae
3.375% due 03/20/2027	3	3
6.000% due 05/15/2033 - 04/15/2034	23	26
8.000% due 02/15/2030	2	2
Small Business Administration
5.520% due 06/01/2024	924	995

Total U.S. Government Agencies (Cost $47,415)		48,439

U.S. TREASURY OBLIGATIONS 20.0%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	116	129
U.S. Treasury Bonds
4.250% due 05/15/2039	400	424
4.375% due 02/15/2038 (g)	600	650
4.375% due 11/15/2039 (g)	500	541
4.375% due 05/15/2040	1,500	1,627
8.750% due 05/15/2020	200	299
U.S. Treasury Notes
0.750% due 05/31/2012	3,800	3,812
1.375% due 05/15/2013 (g)	2,600	2,633
1.875% due 06/30/2015	400	402
2.125% due 05/31/2015	1,000	1,018
2.250% due 01/31/2015	300	308
2.375% due 02/28/2015	2,700	2,784
2.500% due 04/30/2015 (g)	3,000	3,108
2.500% due 06/30/2017 (g)	8,400	8,443
2.750% due 05/31/2017	1,800	1,839
3.125% due 04/30/2017 (g)	3,300	3,452
3.375% due 11/15/2019	200	207
3.500% due 05/15/2020 (f)	5,600	5,868
3.625% due 02/15/2020 (g)	2,000	2,115

Total U.S. Treasury Obligations (Cost $38,566)		39,659

MORTGAGE-BACKED SECURITIES 6.3%
American Home Mortgage Investment Trust
2.527% due 02/25/2045	178	160
Banc of America Commercial Mortgage, Inc.
5.928% due 05/10/2045	400	424
Banc of America Funding Corp.
2.926% due 05/25/2035	321	316
5.978% due 01/20/2047	411	294
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	21	22
BCRR Trust
5.858% due 07/17/2040	500	523
Bear Stearns Adjustable Rate Mortgage Trust
2.960% due 04/25/2033	3	3
3.529% due 01/25/2034	92	88
3.579% due 01/25/2034	4	4
Bear Stearns Alt-A Trust
2.759% due 05/25/2035	756	585
4.539% due 09/25/2035	168	127
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	106	97
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	196
Countrywide Alternative Loan Trust
0.527% due 05/25/2047	419	220
6.000% due 10/25/2033	53	53

Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	808	743
5.250% due 02/20/2036	106	77
Credit Suisse First Boston Mortgage Securities Corp.
1.745% due 05/25/2032	1	1
First Horizon Asset Securities, Inc.
3.936% due 08/25/2035	254	244
Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	179	162
0.427% due 01/25/2047	241	225
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	104
5.444% due 03/10/2039	100	100
GSR Mortgage Loan Trust
2.576% due 06/25/2034	241	221
5.209% due 11/25/2035	500	471
6.000% due 03/25/2037	171	147
Impac CMB Trust
1.347% due 07/25/2033	67	60
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,274
5.882% due 02/15/2051	100	101
JPMorgan Mortgage Trust
5.750% due 01/25/2036	213	186
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	200	192
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	196	149
2.046% due 12/25/2032	8	8
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	156	135
1.730% due 01/25/2029	68	67
Prime Mortgage Trust
0.747% due 02/25/2019	6	6
0.747% due 02/25/2034	53	48
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	222	224
Structured Adjustable Rate Mortgage Loan Trust
4.540% due 08/25/2035	177	141
Structured Asset Mortgage Investments, Inc.
0.598% due 07/19/2035	423	382
Structured Asset Securities Corp.
3.051% due 10/25/2035	237	187
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	296	285
0.467% due 10/25/2046	47	46
WaMu Mortgage Pass-Through Certificates
0.637% due 10/25/2045	87	68
0.987% due 12/25/2027	847	763
1.412% due 02/25/2046	302	205
1.621% due 11/25/2042	49	42
1.821% due 08/25/2042	34	29
3.109% due 02/27/2034	49	48
Wells Fargo Mortgage-Backed Securities Trust
3.623% due 10/25/2035	1,500	1,401
4.807% due 03/25/2036	443	393
4.886% due 01/25/2035	481	468

Total Mortgage-Backed Securities (Cost $13,529)		12,515

ASSET-BACKED SECURITIES 3.0%
Access Group, Inc.
1.616% due 10/27/2025		1,328	1,362
ACE Securities Corp.
0.397% due 12/25/2036		55	50
Ally Auto Receivables Trust
1.320% due 03/15/2012		176	176
Amortizing Residential Collateral Trust
0.927% due 07/25/2032		18	15
Bear Stearns Asset-Backed Securities Trust
0.423% due 10/25/2036		72	66
Centurion CDO VII Ltd.
0.708% due 01/30/2016		1,196	1,141
Chase Issuance Trust
2.037% due 09/15/2015		2,200	2,282
Countrywide Asset-Backed Certificates
0.397% due 05/25/2047		58	57
0.427% due 06/25/2037		78	76
0.827% due 12/25/2031		65	31
Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032		13	9
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036		155	151
Fremont Home Loan Trust
0.397% due 10/25/2036		45	45
0.407% due 01/25/2037		91	77
JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036		28	28
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		12	11
MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036		35	34
Morgan Stanley ABS Capital I
0.397% due 10/25/2036		3	3
Nationstar Home Equity Loan Trust
0.467% due 04/25/2037		431	411
Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		16	16

Total Asset-Backed Securities (Cost $6,012)			6,041

SOVEREIGN ISSUES 1.4%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	168
Export-Import Bank of China
4.875% due 07/21/2015		$100	108
Export-Import Bank of Korea
5.125% due 06/29/2020		100	101
Mexico Government International Bond
5.950% due 03/19/2019		100	112
6.050% due 01/11/2040		100	106
Qatar Government International Bond
6.400% due 01/20/2040		2,100	2,242

Total Sovereign Issues (Cost $2,755)			2,837

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%
American International Group, Inc.
8.500% due 08/01/2011		21,600	207
Motors Liquidation Co.
5.250% due 03/06/2032		40,000	270

Wells Fargo & Co.
7.500% due 12/31/2049	900	842

Total Convertible Preferred Securities (Cost $2,447)		1,319

PREFERRED STOCKS 0.9%
DG Funding Trust
1.199% due 12/31/2049	217	1,690

Total Preferred Stocks (Cost $2,294)		1,690

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 28.4%
REPURCHASE AGREEMENTS 3.5%
Citigroup Global Markets, Inc.
0.050% due 07/01/2010	$6,000	6,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $6,131. Repurchase proceeds are $6,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	976	976
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $999. Repurchase proceeds are $976.)

		6,976

U.S. TREASURY BILLS 6.1%
0.131% due 07/01/2010 - 09/23/2010 (b)(e)(g)	12,090	12,089

U.S. TREASURY CASH MANAGEMENT BILLS 1.7%
0.041% due 07/15/2010 (e)	3,400	3,400

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 17.1%
	3,379,361	33,841

Total Short-Term Instruments (Cost $56,301)		56,306

PURCHASED OPTIONS (i) 0.0%
(Cost $7)		8
Total Investments 120.0% (Cost $237,933)		$238,112
Written Options (j) (0.3%) (Premiums $470)		(641)
Other Assets and Liabilities (Net) (19.7%)		(38,979)

Net Assets 100.0%		$198,492

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $12,749 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $5,873 at a weighted average interest rate of -0.070%. On June 30, 2010, securities valued at $5,868 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $10,167 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	113	$121
90-Day Eurodollar March Futures	Long	03/2011	2	5
90-Day Eurodollar September Futures	Long	09/2010	129	14
E-mini S&P 500 Index September Futures	Long	09/2010	189	(428)
S&P 500 Index September Futures	Long	09/2010	360	(5,757)
U.S. Treasury 2-Year Note September Futures	Long	09/2010	271	248
U.S. Treasury 5-Year Note September Futures	Long	09/2010	26	41
U.S. Treasury 10-Year Note September Futures	Long	09/2010	198	464

				$(5,292)

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	$500	$(8)	$(7)	$(1)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.342%	1,000	(16)	(10)	(6)
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.342%	500	(8)	(7)	(1)
Gaz Capital S.A.	BCLY	1.600%	12/20/2012	2.576%	1,200	(27)	0	(27)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.721%	700	(5)	0	(5)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.948%	700	(22)	0	(22)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.972%	1,400	(10)	0	(10)
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	300	1	3	(2)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%	100	0	1	(1)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	600	3	7	(4)
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	200	2	1	1
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.698%	100	2	1	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	1,000	13	4	9
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.698%	200	3	2	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.719%	600	8	4	4

						$(64)	$(1)	$(63)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$200	$21	$24	$(3)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	1,000	105	131	(26)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	200	20	24	(4)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,350	18	0	18
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	386	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	675	5	0	5

					$172	$179	$(7)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,100	$42	$0	$42
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	2,500	(31)	(45)	14
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(1)	0	(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	1	1	0
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		8,300	12	8	4
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		600	1	1	0
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,400	2	2	0
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		600	3	3	0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,000	4	4	0
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,000	(1)	(1)	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	28	0	28
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		500	1	1	0
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	33	(10)	43
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	5	1	4
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	14	1	13
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	1	0	1
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		200	0	0	0
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,000	2	1	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,100	2	2	0
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		2,700	2	3	(1)
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		700	1	(1)	2
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		300	0	0	0
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		100	0	0	0
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		600	3	1	2
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		800	4	1	3
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		700	3	1	2
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		100	0	0	0
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	2	1	1
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	6	3	3
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	1	0
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,000	10	7	3
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	300	(1)	1	(2)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		10,000	(31)	5	(36)
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$1,600	23	18	5
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		7,700	112	88	24
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		100	9	5	4
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		200	19	13	6
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		900	28	12	16
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		300	10	4	6
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CSFB		400	13	5	8
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		300	10	4	6
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	JPM		200	6	1	5
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	MSC		200	6	1	5
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		200	19	8	11
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		200	18	8	10
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		1,000	95	50	45
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		700	67	40	27
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	DUB		900	70	43	27
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	JPM		1,000	77	47	30
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	RBS		1,500	115	76	39
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		900	63	53	10
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	2,700	47	0	47

							$924	$469	$455

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Index	54,111	3-Month USD-LIBOR less a specified spread	$106,439	10/29/2010	MLP	$(13,679)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September Futures	$105.000	08/27/2010	270	$5	$5
Put - CBOT U.S. Treasury 5-Year Note September Futures	101.000	08/27/2010	26	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	90.000	08/27/2010	208	2	3

				$7	$8

(j)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$122.000	08/27/2010	3	$2	$5
Call - CME S&P 500 Index July Futures	1,150.000	07/16/2010	6	12	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	3	3	0
Put - CME S&P 500 Index July Futures	1,050.000	07/16/2010	6	19	58

				$36	$64

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$1,000	$7	$0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	3,300	16	133
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	3,300	22	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	2,500	22	100
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	2,500	11	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	3,400	22	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,900	12	115
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,900	29	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	12,000	100	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	2,500	20	100
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	2,500	13	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,100	7	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	2,800	11	66
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	2,800	13	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	6,000	42	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	2,000	16	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	5,500	43	2

							$406	$518

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$2,100	$19	$47

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,100	$9	$12

(k)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	08/01/2040	$2,000	$2,145	$2,140
Fannie Mae	6.000%	07/01/2040	3,000	3,229	3,254
Fannie Mae	6.000%	08/01/2040	1,000	1,082	1,082

				$6,456	$6,476

(l)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	813	07/2010	JPM	$0	$(24)	$(24)
Buy	BRL	1,834	08/2010	GSC	2	0	2
Buy	CAD	229	07/2010	UBS	0	(13)	(13)
Buy	CNY	279	08/2010	BCLY	0	(1)	(1)
Buy		346	08/2010	DUB	0	(1)	(1)
Buy		340	08/2010	HSBC	0	0	0
Buy		1,225	08/2010	JPM	0	(2)	(2)
Buy		652	08/2010	MSC	0	0	0
Buy		192	11/2010	BCLY	0	(1)	(1)
Buy		318	11/2010	CITI	0	(1)	(1)
Buy		813	11/2010	DUB	0	(3)	(3)
Buy		318	11/2010	MSC	0	(1)	(1)
Buy		4,245	04/2011	BCLY	0	(9)	(9)
Buy		1,854	04/2011	HSBC	0	(4)	(4)
Buy		941	04/2011	MSC	0	(2)	(2)
Sell	EUR	10	07/2010	BCLY	0	0	0
Buy		144	07/2010	CITI	1	0	1
Sell		4,854	07/2010	CSFB	569	0	569
Buy		52	07/2010	HSBC	1	0	1
Buy		67	07/2010	MSC	2	0	2
Buy		827	07/2010	RBC	0	(42)	(42)
Buy		133	07/2010	RBS	0	(1)	(1)
Sell		271	07/2010	RBS	4	0	4
Buy		647	08/2010	CITI	0	(7)	(7)
Sell	GBP	531	09/2010	BOA	0	(6)	(6)
Buy	IDR	203,400	10/2010	BOA	2	0	2
Buy		1,514,663	10/2010	CITI	15	0	15
Buy		203,400	10/2010	RBS	2	0	2
Buy		397,332	10/2010	UBS	3	0	3
Sell	JPY	141,262	07/2010	BOA	0	(55)	(55)
Buy	KRW	6,000	07/2010	BCLY	0	0	0
Buy		11,952	07/2010	DUB	0	0	0
Sell		61,855	07/2010	HSBC	0	(1)	(1)
Buy		71,192	07/2010	JPM	0	0	0
Buy		9,931	07/2010	MSC	0	0	0
Sell		37,220	07/2010	MSC	0	0	0
Buy		213,439	08/2010	BCLY	0	(5)	(5)
Sell		71,192	08/2010	JPM	0	0	0
Buy		23,771	08/2010	MSC	0	(1)	(1)
Buy		10,690	11/2010	BCLY	0	0	0
Buy		38,984	11/2010	BOA	0	(1)	(1)
Buy		122,180	11/2010	CITI	0	(5)	(5)
Sell		212,300	11/2010	CITI	0	(2)	(2)
Buy		11,626	11/2010	DUB	0	(1)	(1)
Buy		11,730	11/2010	GSC	0	0	0
Buy		112,197	11/2010	JPM	0	(6)	(6)
Sell		85,900	11/2010	JPM	0	(1)	(1)
Buy		46,044	11/2010	MSC	0	(2)	(2)
Buy	MXN	570	09/2010	HSBC	0	(2)	(2)
Buy		620	09/2010	MSC	0	(3)	(3)
Buy	MYR	425	10/2010	BCLY	6	0	6
Buy		34	10/2010	BOA	1	0	1
Buy		402	10/2010	CITI	4	0	4
Buy		222	10/2010	DUB	1	0	1
Buy	SGD	54	09/2010	CITI	0	0	0
Sell		54	09/2010	DUB	0	0	0
Buy	TWD	743	10/2010	BCLY	0	(1)	(1)
Buy		275	10/2010	CITI	0	0	0
Buy		527	10/2010	DUB	0	(1)	(1)
Buy		648	01/2011	DUB	0	0	0
Buy		397	01/2011	JPM	0	0	0
Buy		611	01/2011	MSC	0	0	0
Buy		331	01/2011	UBS	0	0	0

					$613	$(205)	$408

(m)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$61,554	$0	$61,554
Municipal Bonds & Notes	0	7,744	0	7,744
U.S. Government Agencies	0	48,439	0	48,439
U.S. Treasury Obligations	0	39,659	0	39,659
Mortgage-Backed Securities	0	12,515	0	12,515
Asset-Backed Securities	0	4,900	1,141	6,041
Sovereign Issues	0	2,837	0	2,837
Convertible Preferred Securities	1,049	270	0	1,319
Preferred Stocks	0	0	1,690	1,690
Short-Term Instruments	33,841	22,465	0	56,306
Purchased Options	0	8	0	8

Investments, at value	$34,890	$200,391	$2,831	$238,112
Short Sales, at value	$0	$(6,476)	$0	$(6,476)
Financial Derivative Instruments(3)	$(5,350)	$(13,457)	$(12)	$(18,819)

Totals	$29,540	$180,458	$2,819	$212,817

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Asset-Backed Securities	$1,115	$0	$2	$0	$24	$0	$0	$1,141	$24
Preferred Stocks	1,768	0	0	0	(78)	0	0	1,690	(78)

Investments, at value	$2,883	$0	$2	$0	$(54)	$0	$0	$2,831	$(54)
Financial Derivative Instruments(3)	$(9)	$0	$0	$0	$(3)	$0	$0	$(12)	$(3)

Totals	$2,874	$0	$2	$0	$(57)	$0	$0	$2,819	$(57)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

StocksPLUS® TR Short Strategy Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 19.5%
BANKING & FINANCE 16.7%
Ally Financial, Inc.
5.375% due 06/06/2011		$2,600	$ 2,606
6.000% due 04/01/2011		3,100	3,092
6.625% due 05/15/2012		4,170	4,161
6.875% due 08/28/2012		600	599
7.500% due 12/31/2013		1,174	1,183
8.300% due 02/12/2015		700	710
American Express Bank FSB
5.500% due 04/16/2013		1,100	1,190
6.000% due 09/13/2017		700	770
American Express Centurion Bank
0.430% due 07/13/2010		600	600
American Express Co.
6.150% due 08/28/2017		1,700	1,866
American Express Credit Corp.
0.496% due 10/04/2010		600	600
American Express Travel Related Services Co., Inc.
0.554% due 06/01/2011		2,000	1,979
American General Finance Corp.
0.787% due 12/15/2011		9,200	8,251
4.625% due 09/01/2010		4,100	4,100
American International Group, Inc.
4.000% due 09/20/2011	EUR	500	598
4.700% due 10/01/2010		$1,700	1,708
4.950% due 03/20/2012		3,000	3,008
5.750% due 03/15/2067	GBP	200	172
5.850% due 01/16/2018		$300	270
8.625% due 05/22/2038	GBP	3,100	3,520
BA Covered Bond Issuer
5.500% due 06/14/2012		$1,000	1,070
Bank of America Corp.
0.766% due 08/15/2016		100	88
4.500% due 04/01/2015		1,400	1,417
6.500% due 08/01/2016		2,200	2,385
Bank of America N.A.
6.000% due 10/15/2036		300	290
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		300	299
Bank of Montreal
2.850% due 06/09/2015		700	713
Bank of Scotland PLC
0.597% due 12/08/2010		3,000	2,995
4.880% due 04/15/2011		5,500	5,678
Barclays Bank PLC
6.050% due 12/04/2017		900	910
14.000% due 11/29/2049	GBP	420	784
Bear Stearns Cos. LLC
0.646% due 08/15/2011		$1,300	1,301
6.400% due 10/02/2017		700	779
6.950% due 08/10/2012		4,100	4,500
BNP Paribas
0.695% due 04/08/2013		3,100	3,024
C10 Capital SPV Ltd.
6.722% due 12/31/2049		200	132
CIT Group, Inc.
7.000% due 05/01/2013		22	21
7.000% due 05/01/2014		32	31
7.000% due 05/01/2015		132	123
7.000% due 05/01/2016		54	49
7.000% due 05/01/2017		75	68
Citibank N.A.
1.875% due 05/07/2012		600	613

Citigroup Capital XXI
8.300% due 12/21/2057		500	489
Citigroup, Inc.
2.125% due 04/30/2012		300	308
5.500% due 04/11/2013		6,000	6,243
5.625% due 08/27/2012		200	206
8.500% due 05/22/2019		100	119
Countrywide Financial Corp.
5.800% due 06/07/2012		2,600	2,736
Credit Agricole S.A.
8.375% due 10/29/2049		4,400	4,180
Deutsche Bank AG
1.236% due 02/17/2015		600	590
6.000% due 09/01/2017		600	663
Deutsche Bank Capital Funding Trust I
2.333% due 12/29/2049		3,900	2,906
Dexia Credit Local
1.188% due 09/23/2011		1,300	1,302
2.000% due 03/05/2013		19,600	19,607
FCE Bank PLC
7.125% due 01/16/2012	EUR	800	991
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		$600	617
7.375% due 02/01/2011		2,100	2,140
8.000% due 06/01/2014		400	413
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	502
Foundation Re II Ltd.
7.195% due 11/26/2010		$400	382
General Electric Capital Corp.
3.000% due 12/09/2011		1,500	1,550
5.500% due 09/15/2067	EUR	1,900	1,952
6.875% due 01/10/2039		$1,000	1,109
Goldman Sachs Group, Inc.
1.004% due 01/30/2017	EUR	1,200	1,258
6.150% due 04/01/2018		$5,400	5,669
International Lease Finance Corp.
1.058% due 08/15/2011	EUR	2,100	2,366
4.875% due 09/01/2010		$1,389	1,386
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	3,700	4,072
JPMorgan Chase & Co.
0.664% due 12/21/2011		$2,800	2,788
0.992% due 09/26/2013	EUR	600	710
5.250% due 05/01/2015		$1,000	1,069
JPMorgan Chase Capital XXI
1.294% due 02/02/2037		1,700	1,240
KeyCorp
0.892% due 11/22/2010	EUR	100	122
LBG Capital No.1 PLC
7.875% due 11/01/2020		$2,500	2,038
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	300	378
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		$300	60
3.011% due 12/23/2010 (a)		200	40
5.625% due 01/24/2013 (a)		300	62
Lloyds TSB Bank PLC
5.800% due 01/13/2020		5,000	4,732
Merrill Lynch & Co., Inc.
0.636% due 02/15/2011		1,700	1,673
0.768% due 06/05/2012		1,400	1,360

Morgan Stanley
0.545% due 01/09/2012		400	389
2.930% due 05/14/2013		500	502
5.950% due 12/28/2017		500	507
6.600% due 04/01/2012		1,000	1,062
National Australia Bank Ltd.
2.550% due 01/13/2012		2,200	2,243
Nationwide Building Society
6.250% due 02/25/2020		1,400	1,481
Nomura Holdings, Inc.
6.700% due 03/04/2020		5,100	5,410
Nordea Bank AB
4.875% due 01/27/2020		3,300	3,399
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,687
Pacific LifeCorp
6.000% due 02/10/2020		300	319
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	400	372
Protective Life Secured Trusts
0.510% due 11/09/2010		$2,500	2,496
Prudential Financial, Inc.
4.310% due 06/10/2013		1,000	986
Resona Bank Ltd.
5.850% due 09/29/2049		600	568
Royal Bank of Scotland Group PLC
0.580% due 10/14/2016		1,400	1,094
0.823% due 04/08/2011		2,500	2,497
1.450% due 10/20/2011		21,800	21,850
4.875% due 08/25/2014		100	100
6.990% due 10/29/2049		900	590
SLM Corp.
0.476% due 07/26/2010		100	100
0.546% due 10/25/2011		1,200	1,137
0.616% due 01/27/2014		700	578
0.737% due 03/15/2011		2,000	1,956
0.919% due 12/15/2010	EUR	300	361
2.750% due 03/15/2011	CHF	500	459
4.141% due 01/31/2014		$1,000	836
Societe Generale
5.922% due 04/29/2049		500	379
Sun Life Financial Global Funding LP
0.542% due 07/06/2010		2,500	2,500
Temasek Financial I Ltd.
4.300% due 10/25/2019		500	522
Tenneco, Inc.
8.125% due 11/15/2015		200	202
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	102
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		200	234
UBS AG
1.584% due 02/23/2012		500	502
UBS Preferred Funding Trust V
6.243% due 05/29/2049		6,900	5,986
USB Capital IX
6.189% due 10/29/2049		300	219
Wachovia Corp.
0.433% due 10/15/2011		4,400	4,370
0.534% due 08/01/2013		700	683
Wells Fargo & Co.
7.980% due 03/29/2049		6,900	7,141
Wells Fargo Bank N.A.
4.750% due 02/09/2015		3,300	3,459

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	100	101

		228,660

INDUSTRIALS 1.7%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	1,375	1,396
Altria Group, Inc.
4.125% due 09/11/2015	1,100	1,123
AmeriGas Partners LP
7.125% due 05/20/2016	200	200
Codelco, Inc.
7.500% due 01/15/2019	300	369
Daimler Finance North America LLC
7.750% due 01/18/2011	3,700	3,823
Eaton Vance Corp.
6.500% due 10/02/2017	600	684
Gaz Capital S.A. for Gazprom
6.212% due 11/22/2016	100	101
7.201% due 02/01/2020	64	67
8.146% due 04/11/2018	1,000	1,096
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	900	1,010
Oracle Corp.
5.750% due 04/15/2018	500	580
Pemex Project Funding Master Trust
5.750% due 03/01/2018	2,000	2,107
Petrobras International Finance Co.
7.875% due 03/15/2019	2,200	2,530
Petroleos Mexicanos
6.000% due 03/05/2020	1,200	1,266
Reynolds American, Inc.
1.237% due 06/15/2011	2,360	2,345
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	150	162
Total Capital S.A.
4.450% due 06/24/2020	400	410
Union Pacific Corp.
5.700% due 08/15/2018	500	561
Vale Overseas Ltd.
5.625% due 09/15/2019	1,500	1,592
8.250% due 01/17/2034	1,200	1,417

		22,839

UTILITIES 1.1%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,300	3,593
EDF S.A.
4.600% due 01/27/2020	3,000	3,090
5.500% due 01/26/2014	200	221
6.500% due 01/26/2019	200	233
6.950% due 01/26/2039	200	243
Telefonica Emisiones SAU
0.674% due 02/04/2013	2,000	1,930
Verizon Communications, Inc.
5.250% due 04/15/2013	300	329
Verizon Wireless Capital LLC
3.065% due 05/20/2011	2,400	2,454
Vodafone Group PLC
5.000% due 12/16/2013	3,200	3,470

		15,563

Total Corporate Bonds & Notes (Cost $259,430)		267,062

CONVERTIBLE BONDS & NOTES 0.0%
Goodrich Petroleum Corp.
3.250% due 12/01/2026	150	143

Total Convertible Bonds & Notes (Cost $128)		143

MUNICIPAL BONDS & NOTES 2.1%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105
7.500% due 04/01/2034	100	107
7.550% due 04/01/2039	100	107
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	3,700	3,890
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	1,000	1,065
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	890
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	1,000	1,036
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	600	671
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	785
Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	400	381
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	700	692
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	75	65
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	800	878
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	24
New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	8,300	8,376
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	1,000	1,062
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	1,300	1,589
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.089% due 11/15/2040	2,500	2,614
North Las Vegas, Nevada General Obligation Bonds, Series 2010
6.572% due 06/01/2040	3,900	3,992
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	718

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	90	70
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	285	213

Total Municipal Bonds & Notes (Cost $28,700)		29,330

U.S. GOVERNMENT AGENCIES 14.5%
Fannie Mae
0.697% due 07/25/2037 - 09/25/2042	4,697	4,685
0.727% due 07/25/2037	4,991	4,986
0.747% due 09/25/2035	3,203	3,165
0.757% due 09/25/2035	6,506	6,409
0.797% due 09/25/2035	1,905	1,883
1.067% due 06/25/2037	7,579	7,579
1.077% due 06/25/2040	19,272	19,275
1.087% due 03/25/2040	7,395	7,415
1.852% due 09/01/2035	95	97
2.385% due 11/01/2035	26	26
2.548% due 12/01/2033	56	59
2.550% due 03/01/2035	11	12
2.764% due 06/01/2034	373	388
2.866% due 10/01/2034	11	11
2.947% due 06/01/2035	208	219
3.226% due 12/01/2033	28	29
3.242% due 07/01/2035	98	102
4.000% due 07/01/2040	15,000	15,197
4.220% due 06/01/2035	170	173
4.500% due 07/01/2040 - 09/01/2040	28,000	28,952
5.500% due 11/01/2021 - 07/01/2040	4,496	4,837
6.000% due 10/01/2026 - 08/01/2040	45,183	49,051
6.000% due 05/01/2027 - 03/01/2036 (h)	4,338	4,723
6.500% due 07/01/2040	2,000	2,191
Freddie Mac
1.050% due 08/15/2037	10,874	10,877
1.060% due 10/15/2037	2,795	2,793
1.070% due 05/15/2037 - 09/15/2037	12,222	12,228
1.125% due 07/27/2012	400	403
3.110% due 06/01/2035	199	207
3.432% due 11/01/2034	85	88
4.125% due 12/21/2012	300	324
5.500% due 08/15/2030 - 07/01/2040	3,719	3,992
6.000% due 08/01/2027 - 08/01/2040	3,332	3,609
Ginnie Mae
6.000% due 07/15/2037 - 07/01/2040	1,349	1,471
Small Business Administration
4.430% due 05/01/2029	1,202	1,279
5.520% due 06/01/2024	15	15

Total U.S. Government Agencies (Cost $196,603)		198,750

U.S. TREASURY OBLIGATIONS 27.0%
Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	8,012	8,148
2.000% due 01/15/2026	220	233
2.375% due 01/15/2025	3,007	3,343
2.375% due 01/15/2027	2,594	2,880
U.S. Treasury Bonds
4.250% due 05/15/2039	1,900	2,014
4.375% due 11/15/2039 (h)	4,000	4,330
4.375% due 05/15/2040	4,900	5,313
4.750% due 02/15/2037 (h)	200	230
5.375% due 02/15/2031 (h)	100	123
8.750% due 05/15/2020	2,500	3,739
U.S. Treasury Notes
0.750% due 05/31/2012 (h)	32,610	32,715
1.125% due 06/15/2013 (h)	21,500	21,596
1.375% due 05/15/2013 (h)	12,500	12,657
1.875% due 06/30/2015	12,800	12,857
2.125% due 05/31/2015	14,000	14,248
2.250% due 01/31/2015	5,100	5,230
2.375% due 02/28/2015	49,100	50,627
2.500% due 06/30/2017 (h)	62,600	62,923
2.750% due 11/30/2016 (h)	1,400	1,437
2.750% due 05/31/2017 (h)	25,300	25,855
3.125% due 04/30/2017 (h)	20,500	21,445
3.250% due 03/31/2017	12,800	13,498
3.375% due 11/15/2019	1,200	1,244
3.500% due 05/15/2020 (g)(h)	39,400	41,284
3.625% due 02/15/2020 (h)	21,700	22,953

Total U.S. Treasury Obligations (Cost $361,639)		370,922

MORTGAGE-BACKED SECURITIES 3.2%
American Home Mortgage Investment Trust
2.527% due 02/25/2045	25	23
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	2,900	2,810
5.928% due 05/10/2045	300	318
Banc of America Funding Corp.
2.847% due 06/25/2034	106	102
2.926% due 05/25/2035	46	45
Banc of America Mortgage Securities, Inc.
2.956% due 05/25/2033	149	143
BCRR Trust
5.858% due 07/17/2040	500	523
Bear Stearns Adjustable Rate Mortgage Trust
3.398% due 11/25/2034	290	248
4.069% due 11/25/2034	78	74
4.127% due 12/25/2035	179	170
Bear Stearns Alt-A Trust
4.539% due 09/25/2035	42	32
Bear Stearns Commercial Mortgage Securities
0.459% due 03/15/2019	2,325	2,167
Chase Mortgage Finance Corp.
6.000% due 12/25/2036	1,000	820
Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035	79	70
4.700% due 12/25/2035	53	48
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	300	293
5.543% due 02/11/2017	3,800	3,721
Countrywide Alternative Loan Trust
0.627% due 02/25/2037	638	340

Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	337	310
3.506% due 11/25/2034	190	162
5.250% due 02/20/2036	53	39
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	100	100
GSR Mortgage Loan Trust
2.943% due 09/25/2035	140	132
5.209% due 11/25/2035	250	235
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	92	92
0.518% due 12/19/2036	1,364	851
0.568% due 05/19/2035	45	27
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	1,700	1,684
5.882% due 02/15/2051	100	101
JPMorgan Mortgage Trust
5.017% due 02/25/2035	74	74
5.750% due 01/25/2036	319	280
6.079% due 10/25/2036	1,426	1,229
MASTR Adjustable Rate Mortgages Trust
2.744% due 07/25/2035	3,005	2,281
Mellon Residential Funding Corp.
0.790% due 12/15/2030	360	337
0.817% due 06/15/2030	5	4
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,590	1,470
5.485% due 03/12/2051	100	96
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	140	107
2.469% due 05/25/2033	132	133
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	156	135
Morgan Stanley Capital I
5.809% due 12/12/2049	1,700	1,764
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035	633	405
OBP Depositor LLC Trust
4.646% due 07/15/2045 (b)	6,900	6,988
Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035	101	53
2.744% due 02/25/2034	125	117
2.771% due 08/25/2034	185	178
Structured Asset Mortgage Investments, Inc.
0.627% due 02/25/2036	57	32
Structured Asset Securities Corp.
0.397% due 05/25/2036	108	103
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	212	204
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	701	637
5.509% due 04/15/2047	100	94
WaMu Mortgage Pass-Through Certificates
1.621% due 11/25/2042	21	18
3.359% due 10/25/2046	573	373
5.818% due 02/25/2037	2,500	2,082
Wells Fargo Mortgage-Backed Securities Trust
4.807% due 03/25/2036	221	196
4.886% due 01/25/2035	222	216
5.519% due 12/25/2036	9,060	8,400

Total Mortgage-Backed Securities (Cost $43,256)		43,686

ASSET-BACKED SECURITIES 0.7%
ACE Securities Corp.
0.407% due 10/25/2036		47	29
Asset-Backed Securities Corp. Home Equity
0.622% due 09/25/2034		71	61
Centurion CDO VII Ltd.
0.708% due 01/30/2016		5,184	4,946
Citigroup Mortgage Loan Trust, Inc.
0.407% due 05/25/2037		258	234
Countrywide Asset-Backed Certificates
0.427% due 06/25/2037		89	87
0.827% due 12/25/2031		1	0
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		439	440
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036		22	20
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		9	8
Massachusetts Educational Financing Authority
1.266% due 04/25/2038		2,962	2,980
Park Place Securities, Inc.
0.660% due 10/25/2034		140	135
SLM Student Loan Trust
0.306% due 10/27/2014		50	50
0.566% due 07/25/2013		70	70
0.616% due 01/25/2015		53	53
0.816% due 10/25/2017		1,100	1,109
Structured Asset Securities Corp.
0.397% due 10/25/2036		39	38

Total Asset-Backed Securities (Cost $10,217)			10,260

SOVEREIGN ISSUES 1.5%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		2,100	2,116
Canada Government Bond
2.000% due 12/01/2014	CAD	2,500	2,323
4.500% due 06/01/2015		400	414
Export-Import Bank of Korea
5.125% due 06/29/2020		$600	605
5.875% due 01/14/2015		1,900	2,064
Indonesia Government International Bond
7.500% due 01/15/2016		1,500	1,745
Korea Development Bank
4.375% due 08/10/2015		2,500	2,553
Mexico Government International Bond
5.950% due 03/19/2019		2,000	2,230
6.050% due 01/11/2040		400	424
Societe Financement de l’Economie Francaise
2.375% due 03/26/2012		400	409
Turkey Government International Bond
6.875% due 03/17/2036		5,000	5,187

Total Sovereign Issues (Cost $19,590)			20,070

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.8%
American International Group, Inc.
8.500% due 08/01/2011		5,700	55
Motors Liquidation Co.
5.250% due 03/06/2032		24,000	162

Wells Fargo & Co.
7.500% due 12/31/2049	11,170	10,444

Total Convertible Preferred Securities (Cost $9,905)		10,661

PREFERRED STOCKS 0.0%
DG Funding Trust
1.199% due 12/31/2049	85	662

Total Preferred Stocks (Cost $904)		662

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 34.2%
COMMERCIAL PAPER 1.4%
Fannie Mae
0.280% due 08/03/2010	$1,000	1,000
Freddie Mac
0.250% due 10/13/2010	13,000	12,995
Metropolitan Life Global Funding I
1.139% due 09/17/2010	5,200	5,204

		19,199

REPURCHASE AGREEMENTS 3.0%
Citigroup Global Markets, Inc.
0.050% due 07/01/2010	40,000	40,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $40,856. Repurchase proceeds are $40,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	1,038	1,038
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,060. Repurchase proceeds are $1,038.)

		41,038

U.S. TREASURY BILLS 2.3%
0.172% due 07/01/2010 - 08/26/2010 (c)(f)(h)	31,696	31,689

U.S. TREASURY CASH MANAGEMENT BILLS 0.6%
0.030% due 07/15/2010 (f)(h)	8,285	8,285

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 26.9%
	36,829,180	368,807

Total Short-Term Instruments (Cost $468,965)		469,018

PURCHASED OPTIONS (j) 0.0%
(Cost $94)		43
Total Investments 103.5% (Cost $1,399,431)		$1,420,607
Written Options (k) (0.3%) (Premiums $2,590)		(4,013)
Other Assets and Liabilities (Net) (3.2%)		(43,598)

Net Assets 100.0%		$1,372,996

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $1,130 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $14,724 at a weighted average interest rate of 0.032%. On June 30, 2010, securities valued at $14,460 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $124,603 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	549	$311
90-Day Eurodollar March Futures	Long	03/2011	6	16
90-Day Eurodollar September Futures	Long	09/2010	686	(41)
E-mini S&P 500 Index September Futures	Short	09/2010	20,570	39,501
S&P 500 Index September Futures	Short	09/2010	1,194	16,742
U.S. Treasury 2-Year Note September Futures	Long	09/2010	670	619
U.S. Treasury 5-Year Note September Futures	Long	09/2010	185	305
U.S. Treasury 10-Year Note September Futures	Long	09/2010	1,987	4,564

				$62,017

(i)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	06/20/2012	1.171%	$150	$1	$2	$(1)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Ally Financial, Inc.	GSC	2.500%	09/27/2010	3.060%	$2,600	$(3)	$0	$(3)
American International Group, Inc.	DUB	5.000%	12/20/2013	3.384%	500	26	(45)	71
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	500	(8)	(7)	(1)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.342%	300	(5)	(8)	3
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.342%	1,500	(24)	(15)	(9)
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.342%	500	(8)	(7)	(1)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	400	(6)	(11)	5
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	1,700	(27)	(19)	(8)
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.342%	500	(8)	(5)	(3)
Brazil Government International Bond	MSC	1.950%	08/20/2016	1.437%	500	18	0	18
China Government International Bond	BOA	1.000%	06/20/2015	0.902%	900	4	15	(11)
China Government International Bond	CITI	1.000%	06/20/2015	0.902%	200	1	3	(2)
China Government International Bond	RBS	1.000%	06/20/2015	0.902%	400	2	7	(5)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	100	0	(1)	1
Citigroup, Inc.	BNP	1.000%	03/20/2011	1.235%	100	0	0	0
Citigroup, Inc.	DUB	1.000%	03/20/2011	1.235%	10,000	(14)	(42)	28
Citigroup, Inc.	GSC	1.000%	03/20/2011	1.235%	500	(1)	(3)	2
Citigroup, Inc.	UBS	1.000%	03/20/2011	1.235%	300	(1)	(2)	1
France Government Bond	BOA	0.250%	03/20/2015	0.873%	800	(22)	(14)	(8)
France Government Bond	GSC	0.250%	03/20/2015	0.873%	800	(22)	(14)	(8)
Gaz Capital S.A.	MSC	2.480%	02/20/2013	2.610%	200	1	0	1
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.972%	800	(6)	0	(6)
General Electric Capital Corp.	CITI	5.000%	09/20/2014	2.042%	3,900	454	139	315
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	300	2	4	(2)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%	100	0	1	(1)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	600	3	7	(4)
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.283%	800	(10)	(18)	8
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.283%	500	(6)	(11)	5
Morgan Stanley	BOA	1.000%	06/20/2011	2.297%	200	(2)	1	(3)
Morgan Stanley	GSC	1.000%	03/20/2011	2.187%	1,000	(8)	(1)	(7)
Morgan Stanley	JPM	1.000%	06/20/2011	2.297%	500	(6)	2	(8)
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.698%	100	2	1	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	1,700	22	7	15
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.698%	200	3	2	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.719%	5,000	65	9	56

						$416	$(25)	$441

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid (Receive)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$4,300	$448	$558	$(110)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	100	10	11	(1)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	1,000	104	131	(27)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	2,400	250	301	(51)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,254	17	0	17
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	289	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	579	4	0	4

					$835	$1,001	$(166)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	200	$8	$0	$8
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,000	(12)	(18)	6
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(1)	0	(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	1	1	0
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		2,600	3	4	(1)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		8,000	10	11	(1)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		1,400	7	7	0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		7,500	28	32	(4)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	(2)	0	(2)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		1,800	(1)	0	(1)
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		13,500	(5)	(6)	1
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		2,000	8	10	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	11	0	11
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		1,900	4	3	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	22	(7)	29
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	5	0	5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		2,800	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,500	0	(2)	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		12,900	19	4	15
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		13,500	20	8	12
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		11,000	10	16	(6)
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		5,000	5	0	5
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		3,100	5	(5)	10
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		1,900	4	3	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		900	3	2	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		7,500	36	30	6
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		38,600	188	(51)	239
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		900	6	3	3
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		11,900	51	49	2
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		5,100	28	20	8
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		8,000	61	12	49
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		900	3	0	3
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		1,900	8	0	8
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,000	5	3	2
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		8,000	70	8	62
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		6,100	55	9	46
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,600	17	13	4
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		5,700	44	0	44
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	200	0	1	(1)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		3,000	(9)	2	(11)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	2,500	37	14	23
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$4,100	60	47	13
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		19,800	288	226	62
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		15,600	1,443	334	1,109
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		500	47	27	20
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		1,000	95	66	29
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		500	16	7	9
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		100	3	1	2
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CSFB		500	16	6	10
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		200	6	2	4
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	JPM		300	9	1	8
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	MSC		300	9	1	8
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		1,200	114	47	67
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		900	85	38	47
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		4,600	436	203	233
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		3,000	284	153	131
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	DUB		3,500	271	172	99
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	JPM		4,200	324	199	125
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	RBS		4,700	363	240	123
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	CITI		700	49	29	20
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		800	56	34	22
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	MSC		5,600	394	237	157
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		10,000	704	580	124
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	2,900	50	0	50
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	15,300	45	7	38

							$5,919	$2,833	$3,086

(j)	Purchased options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index September Futures	$1,450.000	09/16/2010	1,956	$56	$0
Call - CME S&P 500 Index September Futures	1,550.000	09/16/2010	200	6	0
Put - CBOT U.S. Treasury 2-Year Note September Futures	105.000	08/27/2010	585	11	9
Put - CBOT U.S. Treasury 10-Year Note September Futures	83.000	08/27/2010	1,370	13	21
Put - CBOT U.S. Treasury 10-Year Note September Futures	90.000	08/27/2010	832	8	13

				$94	$43

(k)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$119.000	08/27/2010	27	$16	$106
Call - CBOT U.S. Treasury 10-Year Note September Futures	120.000	08/27/2010	102	72	315
Call - CBOT U.S. Treasury 10-Year Note September Futures	122.000	08/27/2010	17	10	29
Call - CME S&P 500 Index July Futures	1,150.000	07/16/2010	34	68	3
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	129	81	6
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	17	15	2
Put - CME S&P 500 Index July Futures	1,050.000	07/16/2010	34	111	329

				$373	$790

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$6,700	$30	$157
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	6,700	24	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	39,700	276	17
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	36,200	142	846
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	48,000	422	1
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	15,200	93	355
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	15,200	47	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	9,100	52	366
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	9,100	57	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,400	20	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	18,500	87	433
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	6,500	44	261
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	6,500	37	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	18,500	130	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,000	39	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	23,900	186	8

							$1,686	$2,446

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR	1,000	$2	$0
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	09/15/2010		1,000	7	10
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010		$1,000	1	0
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010		1,000	3	1

							$13	$11

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$9,200	$84	$207

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,900	$117	$155
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	30,200	271	343
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	6,200	46	61

						$434	$559

(l)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$2,000	$2,174	$2,169

(m)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	414	07/2010	JPM	$0	$(12)	$(12)
Buy	BRL	4,521	08/2010	GSC	5	0	5
Sell	CAD	2,596	07/2010	UBS	143	0	143
Sell	CHF	862	09/2010	CITI	0	(34)	(34)
Buy	CNY	618	08/2010	BCLY	0	(2)	(2)
Buy		772	08/2010	DUB	0	(2)	(2)
Buy		860	08/2010	HSBC	0	0	0
Buy		13,850	08/2010	JPM	0	(17)	(17)
Buy		1,630	08/2010	MSC	0	0	0
Buy		166	11/2010	BCLY	0	0	0
Buy		272	11/2010	CITI	0	(1)	(1)
Buy		707	11/2010	DUB	0	(2)	(2)
Buy		278	11/2010	MSC	0	(1)	(1)
Buy		19,358	04/2011	BCLY	0	(40)	(40)
Buy		8,487	04/2011	HSBC	0	(18)	(18)
Buy		4,319	04/2011	MSC	0	(9)	(9)
Buy	EUR	784	07/2010	BCLY	0	(4)	(4)
Sell		23,511	07/2010	BCLY	2,719	0	2,719
Sell		2,622	07/2010	CITI	14	0	14
Buy		145	07/2010	DUB	4	0	4
Buy		431	07/2010	RBS	1	(1)	0
Sell		232	07/2010	RBS	4	0	4
Buy		12,407	08/2010	CITI	0	(141)	(141)
Sell	GBP	4,966	09/2010	BOA	0	(60)	(60)
Buy	IDR	610,200	10/2010	BOA	6	0	6
Buy		4,242,703	10/2010	CITI	41	0	41
Buy		610,200	10/2010	RBS	6	0	6
Buy		1,291,329	10/2010	UBS	10	0	10
Buy		781,840	11/2010	BCLY	4	0	4
Buy		778,400	11/2010	CITI	4	0	4
Buy		416,085	11/2010	DUB	1	0	1
Buy		773,450	11/2010	HSBC	3	0	3
Sell	JPY	541,758	07/2010	BOA	0	(211)	(211)
Buy	KRW	90,519	07/2010	BCLY	0	(2)	(2)
Buy		38,990	07/2010	CITI	0	(1)	(1)
Buy		102,188	07/2010	DUB	0	(3)	(3)
Sell		185,565	07/2010	HSBC	0	(2)	(2)
Buy		84,923	07/2010	MSC	0	(2)	(2)
Sell		148,815	07/2010	MSC	0	(2)	(2)
Buy		17,760	07/2010	RBS	0	0	0
Buy		525,926	08/2010	BCLY	0	(12)	(12)
Buy		203,274	08/2010	MSC	0	(7)	(7)
Buy		91,414	11/2010	BCLY	0	(3)	(3)
Sell		39,519	11/2010	BCLY	1	0	1
Buy		194,778	11/2010	BOA	0	(6)	(6)
Buy		468,785	11/2010	CITI	0	(20)	(20)
Sell		728,890	11/2010	CITI	1	(5)	(4)
Buy		81,382	11/2010	DUB	0	(4)	(4)
Buy		46,920	11/2010	GSC	0	(2)	(2)
Buy		581,804	11/2010	JPM	0	(35)	(35)
Sell		279,250	11/2010	JPM	0	(2)	(2)
Buy		292,211	11/2010	MSC	0	(18)	(18)
Sell		17,760	11/2010	RBS	0	0	0
Buy	MXN	60	09/2010	DUB	0	0	0
Buy		69	09/2010	GSC	0	0	0
Buy		10,470	09/2010	HSBC	0	(10)	(10)
Buy	MYR	1,020	10/2010	BCLY	13	0	13
Buy		103	10/2010	BOA	2	0	2
Buy		1,041	10/2010	CITI	10	0	10
Buy		578	10/2010	DUB	1	0	1
Buy	PHP	2,223	11/2010	BCLY	0	(1)	(1)
Buy		7,172	11/2010	CITI	0	(2)	(2)
Buy		2,130	11/2010	DUB	0	0	0
Buy	SGD	117	09/2010	BCLY	0	0	0
Buy		87	09/2010	CITI	0	0	0
Sell		280	09/2010	DUB	0	0	0
Buy		75	09/2010	GSC	0	0	0
Buy	TWD	5,426	10/2010	BCLY	0	(5)	(5)
Buy		398	10/2010	CITI	0	0	0
Buy		4,493	10/2010	DUB	0	(4)	(4)
Buy		937	01/2011	DUB	0	(1)	(1)
Buy		573	01/2011	JPM	0	0	0
Buy		882	01/2011	MSC	0	0	0
Buy		478	01/2011	UBS	0	0	0

					$2,993	$(704)	$2,289

(n)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$267,062	$0	$267,062
Convertible Bonds & Notes	0	143	0	143
Municipal Bonds & Notes	0	29,330	0	29,330
U.S. Government Agencies	0	198,750	0	198,750
U.S. Treasury Obligations	0	370,922	0	370,922
Mortgage-Backed Securities	0	32,977	10,709	43,686
Asset-Backed Securities	0	5,314	4,946	10,260
Sovereign Issues	0	20,070	0	20,070
Convertible Preferred Securities	10,499	162	0	10,661
Preferred Stocks	0	0	662	662
Short-Term Instruments	368,807	100,211	0	469,018
Purchased Options	21	22	0	43

Investments, at value	$379,327	$1,024,963	$16,317	$1,420,607
Short Sales, at value	$0	$(2,169)	$0	$(2,169)
Financial Derivative Instruments(3)	$61,685	$2,538	$(570)	$63,653

Totals	$441,012	$1,025,332	$15,747	$1,482,091

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Mortgage-Backed Securities	$0	$7,042	$0	$0	$(54)	$3,721	$0	$10,709	$(54)
Asset-Backed Securities	4,831	0	9	0	106	0	0	4,946	106
Preferred Stocks	693	0	0	0	(31)	0	0	662	(31)

Investments, at value	$5,524	$7,042	$9	$0	$21	$3,721	$0	$16,317	$21
Financial Derivative Instruments (3)	$(162)	$(283)	$0	$6	$(131)	$0	$0	$(570)	$(129)

Totals	$5,362	$6,759	$9	$6	$(110)	$3,721	$0	$15,747	$(108)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Tax Managed Real Return Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 96.9%
ARIZONA 3.5%
Arizona State Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$326
Mesa, Arizona Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
5.250% due 07/01/2017	250	286

		612

CALIFORNIA 11.8%
California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
0.350% due 05/01/2016	200	200
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	268
California State Northern Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	269
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.100% due 11/01/2026	200	200
Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	300	328
Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.170% due 04/01/2033	200	200
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.100% due 07/01/2034	200	200
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC insured), Series 2005
5.000% due 07/01/2016	20	22
Santa Clara, California Revenue Bonds, Series 2008
0.170% due 07/01/2034	200	200
University of California Regents Medical Center Revenue Bonds, Series 2007
0.130% due 05/15/2032	195	195

		2,082

COLORADO 1.1%
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.130% due 12/01/2029	200	200

CONNECTICUT 4.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
0.080% due 07/01/2035	200	200
University of Connecticut Revenue Notes, Series 2010
5.000% due 11/15/2016	430	498

		698

FLORIDA 3.5%
Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
0.150% due 10/01/2036	100	100

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2018	150	169
Miami-Dade County, Florida Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	255
Tallahassee, Florida Revenue Notes, Series 2010
3.000% due 10/01/2016	85	87

		611

GEORGIA 0.9%
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	150	159

ILLINOIS 2.4%
Chicago, Illinois Revenue Bonds, Series 2002
0.130% due 01/01/2034	100	100
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	329

		429

IOWA 1.5%
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	270

LOUISIANA 1.5%
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	259

MASSACHUSETTS 2.3%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1999
0.080% due 11/01/2049	200	200
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.150% due 12/01/2037	200	200

		400

MISSISSIPPI 1.3%
De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	200	232

NEVADA 1.5%
Clark County, Nevada Revenue Notes, Series 2010
4.000% due 07/01/2014	250	265

NEW HAMPSHIRE 1.1%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.160% due 06/01/2031	200	200

NEW JERSEY 2.5%
New Jersey State Higher Education Assistance Authority Revenue Notes, Series 2010
5.000% due 12/01/2014	300	327

New Jersey State Preservation Trust Revenue Bonds, (FSA Insured), Series 2005
5.800% due 11/01/2016	100	118

		445

NEW MEXICO 3.3%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	583

NEW YORK 6.7%
Long Island, New York Power Authority Revenue Bonds, Series 1998
0.130% due 05/01/2033	200	200
Long Island, New York Power Authority Revenue Notes, Series 2010
4.000% due 05/01/2014	205	221
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	300	322
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 12/15/2016	200	233
Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.130% due 07/01/2037	200	200

		1,176

NORTH CAROLINA 4.7%
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2008
5.000% due 01/01/2015	275	302
North Carolina State Medical Care Commission Revenue Bonds, Series 2010
5.000% due 06/01/2042	250	259
North Carolina State Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	272

		833

OHIO 6.8%
Cincinnati, Ohio School District General Obligation Notes, Series 2010
5.000% due 06/01/2016	500	571
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	143
Ohio State Water Development Authority Revenue Bonds, Series 2006
0.150% due 12/01/2033	200	200
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	292

		1,206

OKLAHOMA 1.1%
Oklahoma State Municipal Power Authority Revenue Bonds, Series 2005
0.150% due 01/01/2023	200	200

PENNSYLVANIA 1.5%
Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	250	266

SOUTH CAROLINA 1.3%
Lexington County, South Carolina School District No. 1 General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	226

TENNESSEE 1.3%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Notes, Series 2008
5.000% due 10/01/2016	200	233

TEXAS 23.2%
Austin, Texas Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	588
Austin, Texas Water & Wastewater Utilities Revenue Notes, Series 2009
5.000% due 11/15/2013	200	225
Bexar, Texas Metropolitan Water District Revenue Notes, Series 2009
5.000% due 05/01/2016	250	272
Fort Bend, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
5.000% due 08/15/2016	500	580
Grand Prairie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
0.000% due 02/15/2014	200	188
Houston, Texas Water and Sewer Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2020	100	67
Tarrant County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
3.000% due 12/01/2012	250	260
Texas A&M University Revenue Notes, Series 2010
5.000% due 05/15/2016	250	289
Texas State Lone Star College System General Obligation Notes, Series 2010
5.000% due 08/15/2018	500	583
Texas State Lower Colorado River Authority Revenue Notes, Series 2010
5.000% due 05/15/2015	300	341
University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	200	227
University of Texas Revenue Notes, Series 2010
5.000% due 08/15/2018	400	469

		4,089

UTAH 0.7%
Midvale, Utah Revenue Notes, (FSA Insured), Series 2010
4.000% due 10/01/2013	115	125

VIRGINIA 1.0%
Virginia State Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	178

WASHINGTON 1.3%
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	231

WISCONSIN 5.1%
Manitowoc, Wisconsin Revenue Notes, (AGC Insured), Series 2009
3.000% due 10/01/2011	250	256
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	290
Wisconsin State Clean Water Revenue Notes, Series 2008
5.000% due 06/01/2016	150	174
Wisconsin State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 05/01/2015	150	172

		892

Total Municipal Bonds & Notes (Cost $16,898)		17,100

SHORT-TERM INSTRUMENTS 6.9%
REPURCHASE AGREEMENTS 6.9%
State Street Bank and Trust Co.
0.010% due 07/01/2010	1,224	1,224

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,251. Repurchase proceeds are $1,224.)
Total Short-Term Instruments (Cost $1,224)		1,224

Total Investments 103.8% (Cost $18,122)		$18,324
Other Assets and Liabilities (Net) (3.8%)		(673)

Net Assets 100.0%		$17,651

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Swap agreements outstanding on June 30, 2010:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-CPURNSA Index	0.925%	11/01/2010	BCLY	$863	$1	$29	$(28)
Receive	3-Month USD-CPURNSA Index	0.925%	11/01/2010	MSC	969	1	26	(25)
Receive	3-Month USD-CPURNSA Index	1.268%	11/01/2011	BCLY	863	(6)	0	(6)
Receive	3-Month USD-CPURNSA Index	1.268%	11/01/2011	MSC	969	(7)	(1)	(6)
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	BCLY	863	(9)	9	(18)
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	MSC	969	(10)	(1)	(9)
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	BCLY	863	(13)	0	(13)
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	MSC	969	(15)	(1)	(14)
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	BCLY	863	(16)	0	(16)
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	MSC	969	(17)	(1)	(16)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	BCLY	863	(17)	0	(17)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	MSC	969	(19)	(1)	(18)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	BCLY	863	(19)	0	(19)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	MSC	969	(21)	(1)	(20)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	BCLY	863	(20)	0	(20)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	MSC	969	(22)	(1)	(21)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	BCLY	863	(20)	0	(20)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	MSC	969	(21)	0	(21)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	BCLY	863	(19)	0	(19)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	MSC	970	(21)	10	(31)

						$(290)	$67	$(357)

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Municipal Bonds & Notes
Arizona	$0	$612	$0	$612
California	0	2,082	0	2,082
Colorado	0	200	0	200
Connecticut	0	698	0	698
Florida	0	611	0	611
Georgia	0	159	0	159
Illinois	0	429	0	429
Iowa	0	270	0	270
Louisiana	0	259	0	259
Massachusetts	0	400	0	400
Mississippi	0	232	0	232
Nevada	0	265	0	265
New Hampshire	0	200	0	200
New Jersey	0	445	0	445
New Mexico	0	583	0	583
New York	0	1,176	0	1,176
North Carolina	0	833	0	833
Ohio	0	1,206	0	1,206
Oklahoma	0	200	0	200
Pennsylvania	0	266	0	266
South Carolina	0	226	0	226
Tennessee	0	233	0	233
Texas	0	4,089	0	4,089
Utah	0	125	0	125
Virginia	0	178	0	178
Washington	0	231	0	231
Wisconsin	0	892	0	892
Short-Term Instruments	0	1,224	0	1,224

Investments, at value	$0	$18,324	$0	$18,324
Financial Derivative Instruments (3)	$0	$(357)	$0	$(357)

Totals	$0	$17,967	$0	$17,967

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
American General Finance Corp.
7.250% due 04/21/2015		$315,500	$307,613
CIT Group, Inc.
9.500% due 01/20/2012		75,900	77,731
13.000% due 01/18/2012		1,650	1,690
13.000% due 01/20/2012		11,550	11,829
Dex One Corp.
9.250% due 10/24/2014		2,849	2,555
Ford Motor Co.
3.310% due 12/15/2013		12,094	11,452
3.350% due 12/15/2013		13,380	12,671
Fresenius Medical Care Capital Trust
1.664% due 03/31/2013		1	1
International Lease Finance Corp.
6.750% due 03/17/2015		40,000	39,557
7.000% due 03/17/2016		41,146	40,551
Sensata Technologies BV
2.047% due 04/27/2013		13	12
2.078% due 04/27/2013		4,836	4,528
Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		28,563	21,056
3.874% due 10/10/2014		1,453	1,078
4.033% due 10/10/2014		246	181
4.066% due 10/10/2014		2,079	1,542
Yell Group
4.104% due 06/30/2014		27,890	18,240

Total Bank Loan Obligations (Cost $568,160)			552,287

CORPORATE BONDS & NOTES 26.4%
BANKING & FINANCE 20.1%
21st Century Insurance Group
5.900% due 12/15/2013		160	166
Abbey National Capital Trust I
8.963% due 12/29/2049		10,000	10,093
Abbey National Sterling Capital PLC
11.500% due 01/04/2017	GBP	200	385
Ace INA Holdings, Inc.
5.700% due 02/15/2017		$50	55
5.875% due 06/15/2014		3,400	3,766
Aflac, Inc.
6.900% due 12/17/2039		31,000	32,369
AIG Life Holdings U.S., Inc.
6.625% due 02/15/2029		18,620	16,944
7.500% due 08/11/2010		27,825	28,034
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		10,000	9,300
Allstate Corp.
5.000% due 08/15/2014		70	76
6.125% due 12/15/2032		150	158
6.125% due 05/15/2037		5,200	4,608
6.500% due 05/15/2057		8,000	7,220
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		166,800	183,060
Ally Financial, Inc.
0.000% due 12/01/2012		13,000	10,918
2.200% due 12/19/2012		165,600	170,270
2.738% due 12/01/2014		10,000	8,618
5.375% due 06/06/2011		22,380	22,436
5.375% due 06/06/2011	EUR	19,900	24,456
5.750% due 09/27/2010		$4,630	4,653
5.750% due 09/27/2010	EUR	5,600	6,831
6.000% due 04/01/2011		$24,000	23,986

6.000% due 12/15/2011		31,614	31,863
6.000% due 05/23/2012		19,187	18,947
6.050% due 10/15/2019		919	731
6.150% due 10/15/2019		838	672
6.500% due 12/15/2018		200	165
6.625% due 05/15/2012		88,965	89,099
6.700% due 06/15/2018		100	85
6.750% due 12/01/2014		8,500	8,228
6.850% due 04/15/2016		200	179
6.875% due 09/15/2011		249,489	253,515
6.875% due 08/28/2012		162,675	163,597
7.000% due 02/01/2012		25,000	25,406
7.000% due 02/01/2012 (m)		84,685	85,008
7.000% due 02/15/2018		272	236
7.050% due 03/15/2018		520	456
7.200% due 10/15/2017		125	110
7.250% due 03/02/2011		94,833	96,327
7.250% due 09/15/2017		200	177
7.250% due 01/15/2018		742	656
7.250% due 04/15/2018		1,886	1,661
7.250% due 01/15/2025		2,346	1,945
7.250% due 02/15/2025		297	241
7.300% due 01/15/2018		1,176	1,041
7.375% due 11/15/2016		3,364	3,062
7.375% due 04/15/2018		100	88
7.400% due 12/15/2017		737	657
7.500% due 12/31/2013		52,741	53,137
7.500% due 12/15/2017		931	837
8.000% due 11/01/2031		26,555	24,485
8.300% due 02/12/2015		127,000	128,905
American Express Bank FSB
0.430% due 07/13/2010		65,970	65,969
0.477% due 05/29/2012		17,325	17,075
0.650% due 06/12/2017		10,000	9,118
5.500% due 04/16/2013		258,240	279,290
6.000% due 09/13/2017		330,700	363,713
American Express Centurion Bank
0.430% due 07/13/2010		70,080	70,078
0.500% due 06/12/2012		1,300	1,281
5.200% due 11/26/2010		3,476	3,529
5.550% due 10/17/2012		12,800	13,769
6.000% due 09/13/2017		309,600	340,907
American Express Co.
5.250% due 09/12/2011		600	623
5.500% due 09/12/2016		335	360
6.150% due 08/28/2017		55,125	60,523
6.800% due 09/01/2066		7,489	7,189
7.000% due 03/19/2018		337,854	390,508
7.250% due 05/20/2014		10,000	11,379
8.125% due 05/20/2019		500	622
8.150% due 03/19/2038		90	122
American Express Credit Corp.
0.467% due 02/24/2012		3,000	2,968
0.496% due 10/04/2010		35,560	35,558
0.510% due 06/16/2011		76,100	75,728
0.526% due 12/02/2010		22,459	22,459
5.125% due 08/25/2014		1,000	1,077
5.375% due 10/01/2014	GBP	250	391
5.875% due 05/02/2013		$159,510	174,685
6.625% due 09/24/2012	GBP	100	161
7.300% due 08/20/2013		$115	130
American Express Travel Related Services Co., Inc.
0.554% due 06/01/2011		51,700	51,155
5.250% due 11/21/2011		44,909	46,682

American General Finance Corp.
0.716% due 08/17/2011		130,992	120,018
0.787% due 12/15/2011		102,445	91,877
3.250% due 01/16/2013	EUR	6,000	6,049
4.000% due 03/15/2011		$38,905	37,835
4.125% due 11/29/2013	EUR	26,950	26,183
4.625% due 09/01/2010		$83,691	83,691
4.625% due 06/22/2011	EUR	63,530	73,777
4.875% due 07/15/2012		$41,080	37,383
5.200% due 12/15/2011		12,000	11,340
5.375% due 10/01/2012		39,000	35,490
5.400% due 12/01/2015		1,954	1,529
5.625% due 08/17/2011		38,750	37,539
5.850% due 06/01/2013		19,117	16,919
5.900% due 09/15/2012		68,230	62,686
6.900% due 12/15/2017		170,200	136,373
American Honda Finance Corp.
1.289% due 06/20/2011		25,000	25,150
American International Group, Inc.
0.414% due 10/18/2011		88,850	83,888
0.487% due 10/22/2012	JPY	5,000,000	50,041
0.607% due 09/27/2010		$20,000	19,760
0.639% due 03/20/2012		107,300	103,524
0.794% due 04/26/2011	EUR	20,750	24,383
0.800% due 03/23/2012	SEK	20,000	2,338
0.819% due 07/19/2013	EUR	16,600	17,779
1.400% due 04/03/2012	JPY	4,000,000	42,668
1.490% due 12/21/2011		11,900,000	126,605
2.875% due 06/20/2011	CHF	15,000	13,757
4.000% due 09/20/2011	EUR	42,200	50,451
4.250% due 05/15/2013		$160,790	155,966
4.700% due 10/01/2010		74,047	74,417
4.875% due 03/15/2067	EUR	33,350	21,818
4.900% due 06/02/2014	CAD	8,900	7,711
4.950% due 03/20/2012		$151,470	151,849
5.000% due 04/26/2023	GBP	3,700	3,977
5.050% due 10/01/2015		$85,650	79,119
5.375% due 10/18/2011		81,380	82,194
5.450% due 05/18/2017		233,425	208,332
5.600% due 10/18/2016		81,423	74,746
5.750% due 03/15/2067	GBP	47,600	40,894
5.850% due 01/16/2018		$297,632	267,497
5.950% due 10/04/2010	GBP	5,000	7,498
6.250% due 05/01/2036		$121,014	96,811
6.250% due 03/15/2037		2,200	1,507
8.000% due 05/22/2038	EUR	104,300	95,020
8.175% due 05/15/2068		$693,522	553,084
8.250% due 08/15/2018		458,280	466,300
8.625% due 05/22/2038	GBP	269,250	305,738
Ameriprise Financial, Inc.
5.350% due 11/15/2010		$4	4
Amsouth Bank
5.200% due 04/01/2015 (q)		5,000	4,782
Anadarko Finance Co.
6.750% due 05/01/2011		13,880	13,752
7.500% due 05/01/2031		400	338
ANZ National International Ltd.
6.200% due 07/19/2013		231,250	256,458
ASB Finance Ltd.
0.732% due 02/13/2012	EUR	700	847
Asian Development Bank
5.820% due 06/16/2028		$1,100	1,267
ASIF Global Financing XIX
4.900% due 01/17/2013		10,493	10,336

ASIF I
0.466% due 07/26/2010		30,000	30,197
ASIF III Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	21,015
5.500% due 03/07/2011		17,329	21,294
Australia & New Zealand Banking Group Ltd.
4.750% due 12/07/2018	GBP	300	463
AXA Financial, Inc.
7.750% due 08/01/2010		$100	100
BAC Capital Trust VI
5.625% due 03/08/2035		7,200	6,084
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	58,950	60,480
BAC Capital Trust XIV
5.630% due 09/29/2049		$345	235
BAC Capital Trust XV
1.338% due 06/01/2056		10	7
Banco do Brasil S.A.
4.500% due 01/22/2015		5,000	5,075
Banco Santander Totta S.A.
0.991% due 12/09/2015	EUR	100	119
Bank of America Corp.
0.560% due 10/14/2016		$40,000	35,517
0.593% due 08/13/2010		52,495	52,501
0.766% due 08/15/2016		82,800	72,825
0.768% due 02/02/2011	GBP	20,000	29,700
0.867% due 09/15/2014		$15,400	14,482
1.037% due 09/11/2012		100	98
3.125% due 06/15/2012		50,000	52,251
4.000% due 03/28/2018	EUR	3,550	4,025
4.250% due 10/01/2010		$48	48
4.750% due 08/15/2013		500	514
4.750% due 05/23/2017	EUR	11,000	12,516
4.750% due 05/06/2019		3,000	3,456
5.125% due 11/15/2014		$125	130
5.200% due 03/15/2018		100	97
5.250% due 12/01/2015		275	281
5.250% due 11/09/2016	GBP	100	142
5.255% due 02/14/2017	AUD	11,000	7,836
5.375% due 08/15/2011		$2,000	2,079
5.375% due 09/11/2012		250	261
5.500% due 12/04/2019	GBP	500	749
5.625% due 10/14/2016		$185	192
5.650% due 05/01/2018		69,540	71,422
5.750% due 12/01/2017		69,410	72,135
6.000% due 09/01/2017		221,105	233,149
6.125% due 09/15/2021	GBP	200	309
6.500% due 08/01/2016		$5,855	6,348
7.000% due 06/15/2016	EUR	8,250	11,361
7.250% due 10/15/2025		$200	212
7.375% due 05/15/2014		107,175	120,250
7.400% due 01/15/2011		29,276	30,148
7.625% due 06/01/2019		9,665	11,097
7.800% due 09/15/2016		2,000	2,229
Bank of America Institutional Capital A
8.070% due 12/31/2026		4,400	4,301
Bank of America N.A.
0.817% due 06/15/2016		108,360	94,969
5.300% due 03/15/2017		500	504
6.000% due 10/15/2036		70,100	67,713
6.100% due 06/15/2017		5,600	5,807
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,700	122,377

Bank of Montreal
2.850% due 06/09/2015		134,500	136,918
Bank of New York Mellon Corp.
6.375% due 04/01/2012		200	217
Bank of Nova Scotia
2.250% due 01/22/2013		48,000	48,712
Bank of Scotland PLC
0.597% due 12/08/2010		19,400	19,368
3.750% due 07/26/2010	EUR	9,300	11,402
5.250% due 02/21/2017		$100	105
5.500% due 06/15/2012		12,000	12,889
5.625% due 05/23/2013	EUR	3,900	5,075
7.281% due 05/29/2049	GBP	50	57
7.286% due 07/29/2049		50	56
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	2,600	3,188
Bank One Corp.
4.900% due 04/30/2015		$20,000	21,182
5.900% due 11/15/2011		12,500	13,142
7.750% due 07/15/2025		200	237
BankAmerica Capital II
8.000% due 12/15/2026		10	10
Barclays Bank PLC
4.875% due 08/13/2019	EUR	200	256
5.000% due 09/22/2016		$900	925
5.200% due 07/10/2014		4,400	4,649
5.250% due 05/27/2014	EUR	50	66
5.450% due 09/12/2012		$200,200	212,910
5.750% due 08/17/2021	GBP	550	854
6.000% due 01/23/2018	EUR	900	1,145
6.050% due 12/04/2017		$271,211	274,285
6.750% due 05/22/2019		700	781
7.434% due 09/29/2049		90,125	81,112
7.500% due 12/29/2049	EUR	350	419
8.550% due 09/29/2049		$1,300	1,268
10.179% due 06/12/2021		490,900	615,860
14.000% due 11/29/2049	GBP	321,290	600,049
Barrick International Barbados Corp.
5.750% due 10/15/2016		$12,300	13,648
BB&T Corp.
4.750% due 10/01/2012		145	153
Bear Stearns Cos. LLC
0.447% due 10/22/2010		12,800	12,807
0.646% due 08/15/2011		28,085	28,112
0.704% due 07/19/2010		58,397	58,407
0.728% due 11/28/2011		33,250	33,157
0.784% due 02/23/2012		1,000	994
0.868% due 11/21/2016		13,706	12,974
0.945% due 07/27/2012	EUR	24,000	28,991
1.540% due 11/30/2011	JPY	2,000,000	22,832
4.500% due 10/28/2010		$8,215	8,313
5.300% due 10/30/2015		20,500	22,194
5.350% due 02/01/2012		405	428
5.500% due 08/15/2011		10,325	10,833
5.550% due 01/22/2017		1,355	1,422
6.400% due 10/02/2017		236,829	263,596
6.950% due 08/10/2012		563,480	618,489
7.250% due 02/01/2018		174,050	203,663
BFC Finance Corp.
7.375% due 12/01/2017		916	1,083
Block Financial LLC
7.875% due 01/15/2013		58,600	65,179

BNP Paribas
5.186% due 06/29/2049		3,950	3,269
5.954% due 11/29/2049	GBP	450	578
7.195% due 12/31/2049		$5,500	4,840
BNY Mellon N.A.
4.750% due 12/15/2014		50	54
Boeing Capital Corp.
6.100% due 03/01/2011		300	310
7.375% due 09/27/2010		135	137
BPCE S.A.
6.117% due 10/29/2049	EUR	300	251
BTMU Curacao Holdings NV
1.051% due 11/29/2049	JPY	1,000,000	11,270
C5 Capital SPV Ltd.
6.196% due 12/31/2049		15,000	10,042
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$29,500	19,511
Caelus Re Ltd.
6.788% due 06/07/2011		25,000	24,270
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		89,000	90,071
Capital One Bank USA N.A.
8.800% due 07/15/2019		115,000	143,897
Capital One Capital V
10.250% due 08/15/2039		1,725	1,831
Capital One Capital VI
8.875% due 05/15/2040		4,950	5,200
Capital One Financial Corp.
5.700% due 09/15/2011		7,000	7,284
6.150% due 09/01/2016		8,462	8,970
6.250% due 11/15/2013		193	215
6.750% due 09/15/2017		260,000	298,393
7.375% due 05/23/2014		13,012	14,895
Caterpillar Financial Services Corp.
4.850% due 12/07/2012		300	324
5.050% due 12/01/2010		35	36
5.450% due 04/15/2018		25	28
6.209% due 06/29/2012	AUD	39,500	33,274
CBA Capital Trust II
6.024% due 03/29/2049		$7,465	6,727
Chambers Descendants Trust
12.000% due 08/15/2018 (q)		65,650	65,931
Charter One Bank N.A.
6.375% due 05/15/2012		6,350	6,654
Chubb Corp.
6.375% due 03/29/2067		6,000	5,820
6.500% due 05/15/2038		10,000	11,440
Chukchansi Economic Development Authority
8.000% due 11/15/2013		400	282
CIT Group, Inc.
7.000% due 05/01/2013		27,360	26,334
7.000% due 05/01/2014		18,540	17,567
7.000% due 05/01/2015		18,540	17,196
7.000% due 05/01/2016		30,900	28,351
7.000% due 05/01/2017		43,260	39,150
Citibank N.A.
1.750% due 12/28/2012		175,000	178,271
1.875% due 05/07/2012		33,500	34,214
1.875% due 06/04/2012		15,200	15,516
Citicorp
7.250% due 10/15/2011		12,413	13,130
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,707

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	900	961
Citigroup Capital XXI
8.300% due 12/21/2057		$423,796	414,870
Citigroup Funding, Inc.
0.668% due 04/30/2012		15	15
1.875% due 10/22/2012		350,400	358,047
1.875% due 11/15/2012		50,000	51,096
2.250% due 12/10/2012		50,000	51,513
Citigroup, Inc.
0.535% due 05/18/2011		130,400	129,355
0.573% due 08/13/2010		176,624	176,642
0.662% due 03/16/2012		49,974	48,803
0.663% due 03/07/2014		21,000	19,414
0.798% due 08/10/2011	GBP	17,261	25,261
0.807% due 06/09/2016		$44,900	36,478
0.846% due 03/05/2014	EUR	20,000	22,710
0.902% due 06/28/2013		10,600	12,119
2.125% due 04/30/2012		$82,371	84,443
2.136% due 05/15/2018		1,000	939
3.625% due 11/30/2017	EUR	1,650	1,789
4.250% due 02/25/2030		60,000	55,433
4.750% due 05/31/2017		11,500	12,771
4.750% due 02/10/2019		20,975	23,500
4.875% due 05/07/2015		$46,805	46,478
5.000% due 09/15/2014		77,215	77,332
5.000% due 08/02/2019	EUR	100	120
5.100% due 09/29/2011		$33,350	34,304
5.125% due 12/12/2018	GBP	450	609
5.250% due 02/27/2012		$12,200	12,643
5.300% due 10/17/2012		202,850	210,374
5.500% due 08/27/2012		177,850	185,517
5.500% due 04/11/2013		732,235	761,842
5.500% due 10/15/2014		81	83
5.500% due 02/15/2017		5,625	5,549
5.625% due 08/27/2012		31,217	32,192
5.850% due 07/02/2013		24,500	25,675
5.850% due 12/11/2034		3,600	3,423
5.875% due 07/01/2024	GBP	10,150	13,223
5.875% due 02/22/2033		$75	68
5.875% due 05/29/2037		2,240	2,110
6.000% due 02/21/2012		1,100	1,152
6.000% due 08/15/2017		86,042	89,555
6.010% due 01/15/2015		31,063	32,627
6.125% due 11/21/2017		175,640	183,803
6.125% due 05/15/2018		152,420	159,425
6.375% due 08/12/2014		75	80
6.393% due 03/06/2023	EUR	70,100	87,612
6.400% due 03/27/2013		8,000	10,502
6.500% due 08/19/2013		$217,776	232,181
6.875% due 03/05/2038		15	16
8.125% due 07/15/2039		175,149	209,858
8.500% due 05/22/2019		86,896	103,825
CNA Financial Corp.
5.850% due 12/15/2014		38,500	39,940
6.000% due 08/15/2011		28,500	29,340
6.500% due 08/15/2016		6,250	6,560
Comerica Bank
0.594% due 05/24/2011		10,500	10,397
Commonwealth Bank of Australia
2.400% due 01/12/2012		700	714

Corp. Andina de Fomento
5.750% due 01/12/2017		165	180
6.875% due 03/15/2012		55	59
8.125% due 06/04/2019		40	49
Countrywide Financial Corp.
0.800% due 05/07/2012		39,000	38,102
1.092% due 11/23/2010	EUR	50,640	62,346
5.800% due 06/07/2012		$205,304	216,024
6.250% due 05/15/2016		25,255	26,373
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		100,021	101,863
Credit Agricole S.A.
5.136% due 02/24/2049	GBP	250	291
6.637% due 05/29/2049		$37,847	28,007
6.637% due 12/31/2049		800	580
7.589% due 01/29/2049	GBP	150	196
Credit Suisse
5.000% due 05/15/2013		$231,200	247,241
6.000% due 02/15/2018		115	120
Credit Suisse USA, Inc.
0.636% due 08/16/2010		35,361	35,366
0.636% due 08/16/2011		11,595	11,590
4.875% due 08/15/2010		60	60
5.125% due 08/15/2015		55	60
5.375% due 03/02/2016		250	275
5.500% due 08/16/2011		400	419
5.500% due 08/15/2013		100	110
6.125% due 11/15/2011		9,300	9,883
7.125% due 07/15/2032		40	50
Danske Bank A/S
2.500% due 05/10/2012		100	102
4.878% due 02/28/2049	EUR	8,000	7,974
5.684% due 12/29/2049	GBP	17,100	20,184
DBS Bank Ltd.
0.656% due 05/16/2017		$22,000	20,805
5.000% due 11/15/2019		8,000	8,373
Deutsche Bank AG
1.236% due 02/17/2015		11,700	11,499
4.875% due 05/20/2013		275,385	294,315
6.000% due 09/01/2017		365,050	403,449
Dexia Credit Local
0.808% due 04/29/2014		730,000	729,896
2.750% due 01/10/2014		123,770	124,713
2.750% due 04/29/2014		128,800	129,953
DnB NOR Bank ASA
0.942% due 09/28/2015	EUR	150	181
6.012% due 03/29/2049	GBP	100	138
7.250% due 06/23/2020		50	85
East Lane Re Ltd.
6.344% due 05/06/2011		$45,000	44,078
El Paso Performance-Linked Trust
7.750% due 07/15/2011		54,230	56,175
European Bank for Reconstruction & Development
6.000% due 02/14/2012	RUB	7,000	229
European Investment Bank
1.250% due 09/20/2012	JPY	44,700	517
4.625% due 05/15/2014		$77	85
5.125% due 09/13/2016		39	44
FCE Bank PLC
7.125% due 01/16/2012	EUR	115,700	143,252
7.125% due 01/15/2013		108,150	133,574
7.875% due 02/15/2011	GBP	48,900	73,975

FIA Card Services N.A.
6.625% due 06/15/2012		$10,000	10,661
7.125% due 11/15/2012		23,285	25,374
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		16,606	16,938
Fifth Third Bancorp
0.959% due 12/20/2016		29,030	24,977
6.250% due 05/01/2013		100,180	109,092
First Union Capital I
7.935% due 01/15/2027		4,405	4,483
First Union Institutional Capital II
7.850% due 01/01/2027		9,500	9,541
Fleet Capital Trust V
1.539% due 12/18/2028		800	583
FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,195
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018		202	226
Ford Motor Credit Co. LLC
3.048% due 01/13/2012		70,800	68,853
5.787% due 06/15/2011		155,985	158,130
7.000% due 10/01/2013		23,800	24,289
7.250% due 10/25/2011		28,300	29,083
7.375% due 02/01/2011		31,760	32,359
7.500% due 08/01/2012		217,425	222,481
7.800% due 06/01/2012		49,101	50,593
8.000% due 06/01/2014		10,825	11,184
8.000% due 12/15/2016		175,319	179,593
8.125% due 01/15/2020		7,000	7,161
8.625% due 11/01/2010		23,300	23,688
8.700% due 10/01/2014		24,000	25,043
9.750% due 09/15/2010		84,265	85,310
9.875% due 08/10/2011		11,800	12,420
12.000% due 05/15/2015		58,225	67,490
Fortis Bank Nederland NV
1.249% due 06/10/2011	EUR	500	610
3.000% due 04/17/2012		100	126
Fortis Bank S.A.
4.625% due 10/29/2049		300	286
Foundation Re II Ltd.
7.195% due 11/26/2010		$43,850	41,929
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		1,600	1,742
GATX Financial Corp.
5.500% due 02/15/2012		7,080	7,391
6.273% due 06/15/2011		10,355	10,648
GE Capital UK Funding
5.875% due 11/04/2020	GBP	200	320
6.000% due 04/11/2013		84	137
8.000% due 01/14/2039		300	578
General Electric Capital Corp.
0.495% due 01/08/2016		$45,900	42,103
0.524% due 05/08/2013		400	386
0.628% due 05/11/2016		4,900	4,467
0.669% due 03/20/2014		200	189
0.669% due 06/20/2014		38,000	35,701
0.679% due 12/20/2013		5,000	4,719
0.687% due 09/15/2014		1,100	1,034
0.723% due 10/06/2015		13,500	12,425
0.727% due 05/05/2026		29,950	23,449
0.797% due 09/15/2014		14	13
1.384% due 05/22/2013		3,305	3,261
2.000% due 09/28/2012		50,100	51,335
2.125% due 12/21/2012		325,000	334,409

2.200% due 06/08/2012		151,900	156,011
2.250% due 03/12/2012		403	414
2.625% due 12/28/2012		339,200	352,788
4.625% due 09/15/2066	EUR	10,200	10,290
4.875% due 03/04/2015		$350	374
5.375% due 12/18/2040	GBP	200	278
5.400% due 02/15/2017		$6,400	6,811
5.500% due 09/15/2066	GBP	150	190
5.500% due 09/15/2067	EUR	171,850	176,523
5.625% due 09/15/2017		$565	605
5.625% due 05/01/2018		2,292	2,441
5.875% due 01/14/2038		548,287	540,188
6.375% due 11/15/2067		249,800	233,875
6.500% due 09/15/2067	GBP	4,500	5,977
6.750% due 03/15/2032		$250	270
6.875% due 01/10/2039		248,176	275,284
8.125% due 05/15/2012		250	276
General Electric Capital Services, Inc.
7.500% due 08/21/2035		88,400	107,670
General Motors Acceptance Corp. of Canada Ltd.
6.000% due 05/23/2012	EUR	19,065	23,139
6.625% due 12/17/2010	GBP	4,200	6,291
Genworth Financial, Inc.
6.500% due 06/15/2034		$160	142
6.515% due 05/22/2018		15,000	14,471
7.700% due 06/15/2020		15,000	15,020
Genworth Global Funding Trusts
0.493% due 04/15/2014		500	437
0.576% due 05/15/2012		12,000	11,541
0.697% due 12/15/2010		6,160	6,136
Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		21,000	21,732
Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	16,486
GMAC International Finance BV
7.500% due 04/21/2015	EUR	25,000	28,966
Golden West Financial Corp.
4.750% due 10/01/2012		$100	104
Goldman Sachs Capital I
6.345% due 02/15/2034		750	676
Goldman Sachs Capital II
5.793% due 06/01/2043		25,200	19,152
Goldman Sachs Group, Inc.
0.533% due 02/06/2012		78,765	76,821
0.692% due 10/07/2011		2,700	2,677
0.707% due 07/22/2015		6,006	5,430
0.794% due 01/12/2015		20,000	18,433
0.963% due 02/04/2013	EUR	12,100	13,799
0.983% due 11/15/2014		200	219
0.988% due 03/22/2016		$34,600	30,916
1.004% due 01/30/2017	EUR	38,200	40,036
1.034% due 05/18/2015		19,740	21,175
1.042% due 05/23/2016		5,000	5,307
1.135% due 09/29/2014		$12,500	11,790
1.146% due 12/05/2011		25	25
1.182% due 08/12/2015 (q)	EUR	50,000	52,899
1.625% due 07/15/2011		$262	265
3.250% due 06/15/2012		29,100	30,492
3.625% due 08/01/2012		120	122
4.750% due 07/15/2013		500	523
4.750% due 01/28/2014	EUR	1,800	2,262
5.000% due 01/15/2011		$1,500	1,523
5.125% due 01/15/2015		12	13
5.250% due 04/01/2013		82	86

5.250% due 10/15/2013		4,915	5,185
5.300% due 02/14/2012		11,630	12,111
5.350% due 01/15/2016		17,755	18,400
5.375% due 02/15/2013	EUR	25,400	32,469
5.450% due 11/01/2012		$446	470
5.500% due 11/15/2014		148	157
5.625% due 01/15/2017		450	456
5.700% due 09/01/2012		2,395	2,531
5.750% due 10/01/2016		1,200	1,269
5.950% due 01/18/2018		310,665	323,376
5.950% due 01/15/2027		190	180
6.000% due 05/01/2014		200	215
6.125% due 02/15/2033		20,010	19,672
6.150% due 04/01/2018		354,090	371,714
6.250% due 09/01/2017		421,600	447,135
6.375% due 05/02/2018	EUR	13,400	17,821
6.450% due 05/01/2036		$155	149
6.600% due 01/15/2012		12,975	13,730
6.750% due 10/01/2037		331,724	326,603
7.500% due 02/15/2019		37,153	41,623
Green Valley Ltd.
4.240% due 01/10/2011	EUR	2,350	2,878
Hartford Life Global Funding Trusts
0.717% due 06/16/2014		$400	377
HBOS Capital Funding LP
6.071% due 06/29/2049		10,000	7,000
HBOS PLC
0.929% due 03/21/2017	EUR	700	670
6.750% due 05/21/2018		$258,638	242,633
HCP, Inc.
5.625% due 02/28/2013		3,225	3,385
5.650% due 12/15/2013		2,530	2,672
5.950% due 09/15/2011		12,350	12,807
6.000% due 01/30/2017		1,700	1,720
6.300% due 09/15/2016		13,000	13,478
6.700% due 01/30/2018		27,900	29,475
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,398
Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826	8,953
HSBC Bank USA N.A.
4.625% due 04/01/2014		75	79
5.875% due 11/01/2034		3,000	2,958
6.000% due 08/09/2017		14,400	15,811
HSBC Capital Funding LP
4.610% due 12/31/2049		400	346
10.176% due 12/29/2049		46,160	55,507
10.176% due 12/31/2049		20,000	24,300
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		7,900	6,715
HSBC Finance Corp.
0.968% due 06/01/2016		28,100	25,424
1.805% due 10/20/2010		26,300	26,318
4.625% due 09/15/2010		278	280
7.000% due 05/15/2012		315	339
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	400	640
6.500% due 05/20/2024		350	573
6.500% due 05/02/2036		$192,600	200,648
6.500% due 09/15/2037		111,000	115,412
HSBC USA, Inc.
0.633% due 12/31/2049		5,000	4,788
3.125% due 12/16/2011		1,200	1,244

ILFC E-Capital Trust I
5.900% due 12/21/2065		32,706	21,136
ILFC E-Capital Trust II
6.250% due 12/21/2065		36,420	23,536
ING Bank NV
0.928% due 01/13/2012		58,000	58,355
2.625% due 02/09/2012		17,200	17,548
3.900% due 03/19/2014		2,600	2,790
6.875% due 05/29/2023	GBP	250	395
Inter-American Development Bank
5.750% due 12/22/2010	AUD	1,950	1,647
International Bank for Reconstruction & Development
5.000% due 04/01/2016		$69	79
International Lease Finance Corp.
0.621% due 07/01/2011		73,795	68,103
0.623% due 07/15/2011		39,270	36,250
0.648% due 07/13/2012		10,630	9,357
1.058% due 08/15/2011	EUR	50,150	56,500
1.084% due 07/06/2010		28,000	34,325
4.750% due 01/13/2012		$33,733	32,089
4.875% due 09/01/2010		159,891	159,491
4.950% due 02/01/2011		20,900	20,691
5.000% due 09/15/2012		25,000	23,219
5.125% due 11/01/2010		67,787	67,363
5.250% due 01/10/2013		15,000	13,800
5.300% due 05/01/2012		95,300	90,058
5.350% due 03/01/2012		141,054	134,001
5.400% due 02/15/2012		124,601	118,682
5.450% due 03/24/2011		83,245	82,454
5.550% due 09/05/2012		12,065	11,401
5.625% due 09/15/2010		70,898	70,987
5.625% due 09/20/2013		33,397	30,308
5.750% due 06/15/2011		141,896	139,945
5.875% due 05/01/2013		5,475	5,078
6.375% due 03/25/2013		650	613
6.625% due 11/15/2013		26,667	24,867
7.900% due 08/15/2010		900	900
Intesa Sanpaolo SpA
5.500% due 12/19/2016	GBP	80	119
8.047% due 06/29/2049	EUR	19,700	21,681
iStar Financial, Inc.
5.150% due 03/01/2012		$10,000	8,300
5.800% due 03/15/2011		400	376
5.950% due 10/15/2013		10,000	8,000
Jackson National Life Funding LLC
0.628% due 08/06/2011		31,600	31,495
John Deere Capital Corp.
0.384% due 07/16/2010		3,000	3,000
4.950% due 12/17/2012		85	92
5.650% due 07/25/2011		9,000	9,416
7.000% due 03/15/2012		175	192
JPMorgan Chase & Co.
0.494% due 11/01/2012 (m)		3,500	3,462
0.664% due 12/21/2011		2,500	2,490
0.992% due 09/26/2013	EUR	36,675	43,380
2.625% due 12/01/2010		$2,000	2,019
3.125% due 12/01/2011		400	414
4.500% due 01/15/2012		4,000	4,175
4.750% due 05/01/2013		753	804
4.750% due 03/01/2015		300	319
4.875% due 03/15/2014		645	685
5.125% due 09/15/2014		14,015	14,976
5.250% due 05/01/2015		700	748
5.600% due 06/01/2011		132	138

5.750% due 01/02/2013		40,135	43,201
6.000% due 01/15/2018		157,485	174,273
6.125% due 06/27/2017		15	16
6.300% due 04/23/2019		85,600	96,917
6.400% due 05/15/2038		40,898	47,572
6.625% due 03/15/2012		1,300	1,400
JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		600	603
JPMorgan Chase Bank N.A.
0.866% due 06/13/2016		30,965	29,172
4.375% due 11/30/2021	EUR	5,400	6,545
5.375% due 09/28/2016	GBP	250	392
5.875% due 06/13/2016		$20	22
6.000% due 10/01/2017		331,400	361,629
JPMorgan Chase Capital XIII
1.483% due 09/30/2034		25	19
JPMorgan Chase Capital XV
5.875% due 03/15/2035		12,135	11,106
JPMorgan Chase Capital XX
6.550% due 09/29/2036		37,900	36,417
JPMorgan Chase Capital XXI
1.294% due 02/02/2037		24,800	18,093
JPMorgan Chase Capital XXIII
1.436% due 05/15/2047		4,278	3,156
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		50,000	51,109
KeyBank N.A.
0.815% due 11/21/2011	EUR	59,600	69,930
3.200% due 06/15/2012		$50,000	52,343
7.413% due 05/06/2015		91,450	101,083
KeyCorp
0.892% due 11/22/2010	EUR	23,795	29,057
6.500% due 05/14/2013		$100,000	109,488
Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,096
Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012		640,000	641,372
4.000% due 01/27/2020		138,600	144,587
4.875% due 06/17/2019		23,600	26,352
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015		175	196
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	19,600	22,549
7.875% due 11/01/2020		$63,461	51,721
8.500% due 12/29/2049		51,100	40,114
11.040% due 03/19/2020	GBP	16,800	24,724
LBG Capital No.2 PLC
8.875% due 02/07/2020	EUR	5,000	5,319
9.334% due 02/07/2020	GBP	15,916	20,510
15.000% due 12/21/2019	EUR	3,500	4,943
LeasePlan Corp. NV
3.000% due 05/07/2012		$205,000	210,968
3.250% due 05/22/2014	EUR	1,200	1,545
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	900,000	1,807
1.150% due 10/26/2010 (a)		300,000	628
2.500% due 10/13/2010 (a)	CHF	6,380	1,354
3.011% due 12/23/2010 (a)		$100	20
4.000% due 04/16/2019 (a)		90	17
4.850% due 09/03/2013 (a)(q)	CAD	15,770	2,598
5.163% due 10/25/2011 (a)	EUR	500	142
5.316% due 04/05/2011 (a)		615	175
5.625% due 01/24/2013 (a)		$152,570	31,658
5.750% due 01/03/2017 (a)		200	0

6.000% due 01/25/2013 (a)	GBP	10,650	3,779
6.200% due 09/26/2014 (a)		$49,670	10,058
6.375% due 05/10/2011 (a)	EUR	1,000	280
6.625% due 01/18/2012 (a)		$350	71
6.750% due 12/28/2017 (a)		20,000	35
6.875% due 05/02/2018 (a)		122,732	25,620
7.500% due 05/11/2038 (a)		85,000	149
7.875% due 05/08/2018 (a)	GBP	8,650	3,037
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		$10,200	10,616
Lloyds TSB Bank PLC
0.861% due 06/09/2011	EUR	1,300	1,592
1.625% due 10/14/2011		$175,000	175,652
4.375% due 01/12/2015		2,500	2,412
5.800% due 01/13/2020		51,400	48,648
6.375% due 04/15/2014	GBP	300	475
6.750% due 10/24/2018		200	321
7.500% due 04/15/2024		300	483
12.000% due 12/29/2049		$1,215,200	1,222,823
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012		125	125
Macquarie Bank Ltd.
2.600% due 01/20/2012		200,000	204,447
3.300% due 07/17/2014		177,300	186,112
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		21,000	22,227
5.750% due 09/15/2015		83,000	88,914
9.250% due 04/15/2019		12,250	15,495
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		155	207
MBNA Capital B
1.144% due 02/01/2027		10,900	7,392
MBNA Corp.
6.125% due 03/01/2013		20,100	21,597
Mellon Funding Corp.
5.000% due 12/01/2014		100	109
Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,550
Merrill Lynch & Co., Inc.
0.516% due 07/25/2011		147,030	145,790
0.544% due 11/01/2011		123,800	121,725
0.636% due 02/15/2011		37,250	36,651
0.763% due 01/15/2015		30,900	28,236
0.768% due 06/05/2012		128,460	124,833
0.997% due 05/30/2014	EUR	4,600	5,115
1.082% due 03/22/2011		7,800	9,385
1.092% due 07/22/2014		5,000	5,568
1.297% due 09/15/2026		$400	299
5.000% due 01/15/2015		2,700	2,787
5.450% due 02/05/2013		11,179	11,737
5.450% due 07/15/2014		90	95
5.700% due 05/02/2017		4,835	4,859
6.050% due 08/15/2012		544,338	579,167
6.150% due 04/25/2013		88,725	94,945
6.220% due 09/15/2026		115	111
6.400% due 08/28/2017		256,710	268,216
6.500% due 07/15/2018		16,000	16,747
6.750% due 06/01/2028		115	119
6.875% due 04/25/2018		696,035	744,093
6.875% due 11/15/2018		7,900	8,420
7.750% due 04/30/2018	GBP	850	1,418
7.750% due 05/14/2038		$425	456
Metlife Capital Trust IV
7.875% due 12/15/2037		10,400	10,036

MetLife Capital Trust X
9.250% due 04/08/2038		1,700	1,844
MetLife, Inc.
5.375% due 12/15/2012		200	215
6.400% due 12/15/2036		70,810	62,667
Metropolitan Life Global Funding I
0.554% due 08/24/2010		950	950
0.787% due 03/15/2012		400	395
2.000% due 09/14/2011	CHF	20,000	18,794
5.125% due 11/09/2011		$4,325	4,498
5.125% due 04/10/2013		106,770	115,584
5.250% due 01/09/2014	GBP	150	239
Monumental Global Funding Ltd.
0.917% due 06/15/2011		$60,000	58,835
5.500% due 04/22/2013		52,400	56,099
Morgan Stanley
0.545% due 01/09/2012		70,950	69,015
0.550% due 04/19/2012		50,500	49,008
0.595% due 01/09/2014		26,580	24,491
0.754% due 10/18/2016		97,100	84,588
0.783% due 10/15/2015		41,920	37,469
0.944% due 07/20/2012	EUR	10,400	12,107
0.997% due 11/29/2013		6,600	7,444
1.029% due 03/01/2013		37,500	43,162
1.041% due 04/13/2016		17,619	18,046
1.063% due 05/02/2014		10,000	11,329
2.000% due 11/17/2011	CHF	20,000	18,612
2.250% due 03/13/2012		$365	375
2.930% due 05/14/2013		186,950	187,773
3.250% due 12/01/2011		100	104
4.021% due 05/01/2014		250	247
4.100% due 01/26/2015		173,000	168,844
4.200% due 11/20/2014		5	5
4.750% due 04/01/2014		6,159	6,176
5.050% due 01/21/2011		16,200	16,443
5.125% due 11/30/2015	GBP	50	74
5.162% due 03/01/2013	AUD	1,200	958
5.300% due 03/01/2013		$7,439	7,743
5.375% due 10/15/2015		4,500	4,565
5.550% due 04/27/2017		4,095	4,070
5.625% due 01/09/2012		1,604	1,670
5.750% due 08/31/2012		312,375	327,579
5.750% due 10/18/2016		17,600	17,763
5.950% due 12/28/2017		113,700	115,381
6.000% due 05/13/2014		200	212
6.000% due 04/28/2015		119,635	125,210
6.250% due 08/28/2017		33,700	34,329
6.250% due 08/09/2026		225	222
6.500% due 04/15/2011	EUR	400	502
6.600% due 04/01/2012		$2,015	2,140
6.625% due 04/01/2018		13,700	14,390
6.750% due 04/15/2011		12,624	13,063
7.300% due 05/13/2019		425	458
7.500% due 04/11/2011	GBP	250	384
Mystic Re Ltd.
10.538% due 06/07/2011		$12,200	11,818
National Australia Bank Ltd.
0.729% due 06/19/2017		75,200	72,832
0.765% due 06/29/2016		10,000	9,657
5.125% due 12/09/2021	GBP	100	154
5.350% due 06/12/2013		$186,330	202,071
6.750% due 06/26/2023	EUR	150	210
National Capital Trust II
5.486% due 12/29/2049		$27	24

National City Bank
0.887% due 12/15/2016		8,090	7,352
0.908% due 06/07/2017		10,000	8,964
4.625% due 05/01/2013		8,400	8,923
6.200% due 12/15/2011		30,600	32,408
National City Bank of Kentucky
6.300% due 02/15/2011		2,900	2,955
National Rural Utilities Cooperative Finance Corp.
1.066% due 07/01/2010		7,350	7,350
7.250% due 03/01/2012		280	307
10.375% due 11/01/2018		252	350
Nationwide Building Society
3.750% due 01/20/2015	EUR	350	427
4.650% due 02/25/2015		$88,000	89,983
5.625% due 09/09/2019	GBP	200	301
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$13,000	13,545
Nationwide Life Global Funding I
5.450% due 10/02/2012		6,900	7,164
New England Mutual Life Insurance Co.
7.875% due 02/15/2024		5,500	6,287
New York Community Bank
3.000% due 12/16/2011		200	207
New York Life Global Funding
4.650% due 05/09/2013		14,600	15,675
New York Life Insurance Co.
6.750% due 11/15/2039		50,000	58,689
NIBC Bank NV
3.625% due 12/19/2011	EUR	100	127
Nippon Life Insurance Co.
4.875% due 08/09/2010		$2,500	2,506
Nordea Bank Finland ABP
6.250% due 07/29/2049	GBP	150	220
Norinchukin Finance Ltd.
5.625% due 09/28/2016		25,000	37,935
Northern Rock Asset Management PLC
5.625% due 06/22/2017		$12,500	12,919
NSG Holdings LLC
7.750% due 12/15/2025		800	708
OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		47,100	48,253
ORIX Corp.
5.480% due 11/22/2011		20,000	20,710
PACCAR Financial Corp.
1.283% due 04/01/2011		10,000	10,037
Pacific Life Global Funding
0.768% due 06/22/2011		17,406	17,318
2.750% due 05/15/2012	CHF	27,790	27,175
5.150% due 04/15/2013		$11,700	12,277
Pacific Life Insurance Co.
9.250% due 06/15/2039		97,665	122,592
Pacific LifeCorp
6.000% due 02/10/2020		76,900	81,816
Pearson Dollar Finance PLC
5.500% due 05/06/2013		25,000	26,966
5.700% due 06/01/2014		5,000	5,474
6.250% due 05/06/2018		28,000	31,173
Petroleum Export Ltd.
5.265% due 06/15/2011		11,728	11,707
Piper Jaffray Cos.
4.633% due 12/31/2010		19,600	19,649
PMI Group, Inc.
6.000% due 09/15/2016		9,500	7,602

PNC Funding Corp.
0.478% due 01/31/2012		9,000	8,918
2.300% due 06/22/2012		50,000	51,516
5.125% due 12/14/2010		150	153
PNC Preferred Funding Trust III
8.700% due 03/29/2049		100	100
Pricoa Global Funding I
0.438% due 01/30/2012		3,100	3,041
0.737% due 09/27/2013		2,000	1,913
5.300% due 09/27/2013		21,000	22,972
Principal Financial Global Funding LLC
2.375% due 02/28/2012	CHF	20,745	19,507
2.375% due 01/24/2013		5,000	4,668
Principal Life Income Funding Trusts
0.596% due 11/15/2010		$1,000	1,000
5.100% due 04/15/2014		100	107
5.300% due 04/24/2013		148,900	161,158
5.550% due 04/27/2015		237,300	257,290
Progressive Corp.
6.700% due 06/15/2037		19,800	18,538
Protective Life Secured Trusts
0.510% due 11/09/2010		1,000	999
Prudential Financial, Inc.
4.260% due 06/10/2013		20,000	19,684
6.000% due 12/01/2017		40,000	42,848
6.100% due 06/15/2017		307	328
6.625% due 12/01/2037		8,200	8,639
Prudential Holdings LLC
8.695% due 12/18/2023		4,205	5,033
Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,620
Rabobank Nederland NV
2.650% due 08/17/2012		300	306
4.750% due 01/15/2020		2,200	2,265
11.000% due 06/29/2049		270,936	335,958
RBS Capital Trust I
4.709% due 12/29/2049		1,690	862
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		5,000	5,255
Regions Bank
3.250% due 12/09/2011		500	518
7.500% due 05/15/2018		141,786	144,237
Regions Financial Corp.
0.707% due 06/26/2012		8,670	8,162
6.375% due 05/15/2012		125	123
7.375% due 12/10/2037		2,900	2,508
7.750% due 11/10/2014		18,370	19,404
Residential Reinsurance 2008 Ltd.
7.288% due 06/06/2011		16,000	15,522
Resona Bank Ltd.
5.850% due 09/29/2049		39,050	36,967
Royal Bank of Canada
5.650% due 07/20/2011		125	132
Royal Bank of Scotland Group PLC
0.494% due 04/11/2016		31,000	24,232
0.798% due 03/30/2012		380,000	377,476
0.823% due 04/08/2011		2,100	2,097
1.213% due 04/23/2012		51,100	51,772
1.450% due 10/20/2011		1,001,300	1,003,617
1.500% due 03/30/2012		92,580	92,804
2.625% due 05/11/2012		42,365	43,356
3.000% due 12/09/2011		124,000	127,361
4.556% due 04/06/2011	GBP	2,346	3,392
4.875% due 08/25/2014		$42,400	42,579

4.875% due 03/16/2015		104,943	104,566
5.000% due 11/12/2013		24	23
5.000% due 10/01/2014		4,200	3,946
5.750% due 05/21/2014	EUR	250	321
6.200% due 03/29/2049	GBP	15,000	17,145
6.375% due 02/01/2011		$9,110	9,217
6.375% due 04/29/2014	GBP	100	158
6.625% due 09/17/2018		250	389
6.666% due 12/31/2049	CAD	800	484
6.990% due 10/29/2049		$5,300	3,472
7.500% due 04/29/2024	GBP	150	239
7.648% due 08/29/2049		$45,190	34,118
Royal Bank Of Scotland NV
1.237% due 03/09/2015		30,000	24,196
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		10,800	10,766
7.125% due 01/14/2014		1,900	2,016
7.750% due 05/29/2018		5,000	5,369
9.000% due 06/11/2014		2,500	2,822
Santander Issuances S.A. Unipersonal
5.375% due 05/19/2016	GBP	100	151
5.911% due 06/20/2016		$7,900	7,939
6.532% due 10/24/2017	GBP	100	157
7.300% due 07/27/2019		250	384
Santander UK PLC
0.379% due 01/19/2011		$23,000	22,989
Simon Property Group LP
5.100% due 06/15/2015		200	211
5.250% due 12/01/2016		11,700	12,483
5.600% due 09/01/2011		5,000	5,123
5.750% due 12/01/2015		1,200	1,321
5.875% due 03/01/2017		8,000	8,666
6.100% due 05/01/2016		10,000	11,119
SLM Corp.
0.476% due 07/26/2010		5,850	5,850
0.546% due 10/25/2011		206,800	195,919
0.616% due 01/27/2014		98,418	81,209
0.703% due 10/25/2011	SEK	24,500	2,906
0.737% due 03/15/2011		$89,275	87,331
0.919% due 12/15/2010	EUR	77,464	93,176
0.933% due 11/15/2011		17,800	20,746
0.994% due 04/26/2011		25,914	31,253
1.090% due 12/15/2010	JPY	3,500,000	38,612
3.125% due 09/17/2012	EUR	19,113	20,968
4.000% due 07/25/2014		$5,000	4,254
4.071% due 10/01/2010		300	300
4.141% due 01/31/2014		9,400	7,854
4.464% due 01/01/2014		7,701	6,462
4.750% due 03/17/2014	EUR	38,300	42,038
4.800% due 02/13/2014 (q)	HKD	74,000	8,738
4.875% due 12/17/2012	GBP	22,000	30,455
5.000% due 10/01/2013		$60,725	58,112
5.000% due 04/15/2015		54,158	46,645
5.000% due 06/15/2018		10,000	8,030
5.050% due 11/14/2014		10,000	8,956
5.125% due 08/27/2012		25,010	24,654
5.140% due 06/15/2016		100,000	89,103
5.228% due 12/15/2010	AUD	51,450	42,679
5.375% due 01/15/2013		$49,570	48,109
5.375% due 05/15/2014		16,600	15,196
5.400% due 10/25/2011		34,270	34,081
5.450% due 04/25/2011		40,900	41,414
6.000% due 05/10/2012	AUD	10,000	7,785

8.000% due 03/25/2020		$10,250	9,023
8.450% due 06/15/2018		91,600	84,709
SLM Corp. CPI Linked Bond
3.794% due 03/15/2012		2,000	1,810
4.439% due 11/21/2013		270	227
Societe Generale
5.750% due 03/29/2049	GBP	150	207
5.922% due 04/29/2049		$1,800	1,365
7.756% due 05/29/2049	EUR	2,700	2,980
8.875% due 06/29/2049	GBP	200	284
Source One Mortgage Corp.
9.000% due 06/01/2012		$9,200	9,922
Sovereign Bank
8.750% due 05/30/2018		10,000	11,572
State Street Capital Trust III
8.250% due 01/29/2049		11,700	11,723
State Street Capital Trust IV
1.537% due 06/15/2037		65,500	47,162
Sumitomo Mitsui Banking Corp.
1.049% due 06/02/2049	JPY	1,000,000	11,211
Sun Life Financial Global Funding LP
0.542% due 07/06/2010		$49,601	49,601
0.693% due 07/06/2011		47,400	46,969
SunTrust Bank
0.588% due 05/21/2012		9,050	8,905
0.839% due 12/20/2011	EUR	68,200	78,973
0.850% due 06/22/2012	GBP	5,000	6,970
3.000% due 11/16/2011		$2,000	2,064
6.375% due 04/01/2011		200	206
SunTrust Banks, Inc.
5.250% due 11/05/2012		1,045	1,098
Svensk Exportkredit AB
4.875% due 09/29/2011		125	131
5.125% due 03/01/2017		75	84
Svenska Handelsbanken AB
1.536% due 09/14/2012		51,000	51,230
2.875% due 09/14/2012		170	173
Swedbank AB
2.800% due 02/10/2012		1,500	1,539
3.125% due 03/04/2013	EUR	350	436
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		$100,000	117,036
Temasek Financial I Ltd.
4.300% due 10/25/2019		156,300	163,116
5.375% due 11/23/2039		50,000	54,102
TNK-BP Finance S.A.
6.125% due 03/20/2012		39,300	40,283
7.250% due 02/02/2020		2,100	2,108
7.500% due 03/13/2013		60,600	64,255
7.500% due 07/18/2016		5,900	6,158
7.875% due 03/13/2018		7,200	7,538
Toll Road Investors Partnership II LP
0.000% due 02/15/2045		965	131
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		8,200	8,385
6.103% due 06/27/2012		28,025	29,314
7.700% due 08/07/2013		3,100	3,357
8.700% due 08/07/2018		83,600	97,745
Travelers Cos., Inc.
6.250% due 03/15/2037		7,000	6,582
6.250% due 06/15/2037		125	139
Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	75
6.375% due 03/15/2033		33	37

U.S. Bancorp
4.500% due 07/29/2010		150	150
U.S. Bank N.A.
6.375% due 08/01/2011		3,000	3,168
U.S. Central Federal Credit Union
1.900% due 10/19/2012		99,100	101,224
UBS AG
0.833% due 11/17/2015	EUR	300	360
1.584% due 02/23/2012		$318,000	319,256
4.280% due 04/29/2049	EUR	200	179
5.250% due 06/21/2021	GBP	200	300
5.750% due 04/25/2018		$177,775	183,805
5.875% due 12/20/2017		188,225	199,653
6.375% due 07/20/2016	GBP	150	245
UBS Preferred Funding Trust I
8.622% due 10/29/2049		$63,500	62,015
UBS Preferred Funding Trust II
7.247% due 06/29/2049		8,000	7,450
UBS Preferred Funding Trust V
6.243% due 05/29/2049		25,675	22,273
UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	4,148
UniCredit SpA
5.000% due 02/01/2016	GBP	200	268
6.700% due 06/05/2018	EUR	2,100	2,626
Union Planters Corp.
7.750% due 03/01/2011		$500	507
USB Capital IX
6.189% due 10/29/2049		30,800	22,524
USB Realty Corp.
6.091% due 12/29/2049		40,200	28,140
Ventas Realty LP
6.500% due 06/01/2016		1,100	1,122
6.750% due 04/01/2017		190	193
Vita Capital III Ltd.
1.391% due 01/01/2011		8,000	7,923
VTB Capital S.A.
6.875% due 05/29/2018		15,000	15,506
8.250% due 06/30/2011	EUR	1,130	1,451
Wachovia Bank N.A.
0.606% due 12/02/2010		$50,950	50,960
0.724% due 11/03/2014		5,200	4,964
0.867% due 03/15/2016		200	187
5.233% due 05/25/2017	AUD	1,100	786
5.600% due 03/15/2016		$19,800	21,143
6.000% due 05/23/2013	EUR	11,500	15,436
6.600% due 01/15/2038		$10,127	11,063
7.800% due 08/18/2010		6,750	6,804
Wachovia Capital Trust I
7.640% due 01/15/2027		1,370	1,402
Wachovia Capital Trust II
0.803% due 01/15/2027		25	19
Wachovia Capital Trust III
5.800% due 03/29/2049		162,615	130,905
Wachovia Capital Trust V
7.965% due 06/01/2027		15,361	15,390
Wachovia Corp.
0.386% due 07/26/2010		6,525	6,526
0.427% due 07/26/2010		1,046	1,046
0.433% due 10/15/2011		112,325	111,549
0.443% due 04/23/2012		47,175	46,638
0.534% due 08/01/2013		14,050	13,702
0.657% due 03/15/2011		30,600	30,617
0.673% due 10/15/2016		68,570	60,195

0.678% due 10/28/2015		5,500	4,930
0.688% due 03/01/2012		43,975	43,491
0.807% due 06/15/2017		1,300	1,127
0.832% due 02/13/2014	EUR	41,900	49,085
2.114% due 05/01/2013		$25,000	25,453
4.875% due 02/15/2014		21,280	22,283
4.875% due 11/29/2035	GBP	300	359
5.250% due 08/01/2014		$2,900	3,075
5.300% due 10/15/2011		49,245	51,561
5.500% due 05/01/2013		166,304	180,662
5.500% due 08/01/2035		85	79
5.625% due 10/15/2016		92,200	99,693
5.700% due 08/01/2013		19,650	21,419
5.750% due 06/15/2017		22,525	24,651
5.750% due 02/01/2018		414,380	454,957
WEA Finance LLC
6.750% due 09/02/2019		5	6
Wells Fargo & Co.
0.685% due 08/20/2010		15	15
0.763% due 08/01/2011	EUR	22,800	27,511
0.933% due 03/23/2016		3,600	4,162
3.750% due 10/01/2014		$205	210
4.375% due 01/31/2013		26,740	28,293
4.625% due 08/09/2010		25,000	25,101
5.000% due 11/15/2014		100	106
5.125% due 09/01/2012		300	319
5.250% due 10/23/2012		1,650	1,767
5.625% due 12/11/2017		2,575	2,821
Wells Fargo Bank N.A.
0.646% due 05/16/2016		1,500	1,379
4.750% due 02/09/2015		13,600	14,255
6.450% due 02/01/2011		5,672	5,835
Wells Fargo Capital X
5.950% due 12/15/2036		16,700	14,925
Wells Fargo Capital XIII
7.700% due 12/29/2049		250,304	254,059
Western Corporate Federal Credit Union
1.750% due 11/02/2012		195,000	198,407
Westpac Banking Corp.
0.917% due 11/26/2015	EUR	100	122
3.250% due 12/16/2011		$7,600	7,820
5.000% due 10/21/2019	GBP	250	383
White Nights Finance BV for Gazprom
10.500% due 03/08/2014		$37,300	43,346
10.500% due 03/25/2014		32,800	38,130
Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		15,050	15,182
WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010		13	13
XL Capital Finance Europe PLC
6.500% due 01/15/2012		10,000	10,471
XL Capital Ltd.
5.250% due 09/15/2014		1,600	1,639
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011		11,250	11,700
5.800% due 11/15/2016		1,265	1,359
ZFS Finance USA Trust IV
5.875% due 05/09/2032		146	130

			47,222,327

INDUSTRIALS 4.8%
Abbott Laboratories
5.875% due 05/15/2016		140	164
AES El Salvador Trust
6.750% due 02/01/2016		105	99
Aetna, Inc.
6.000% due 06/15/2016		15,000	17,134
6.500% due 09/15/2018		12,000	13,917
Agilent Technologies, Inc.
6.500% due 11/01/2017		710	786
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		60,066	60,867
Alcoa, Inc.
5.550% due 02/01/2017		2,300	2,266
5.720% due 02/23/2019		4,127	3,939
5.870% due 02/23/2022		2,000	1,865
6.000% due 07/15/2013		25,000	26,354
6.750% due 07/15/2018		31,500	31,858
Allied Waste North America, Inc.
6.875% due 06/01/2017		1,125	1,228
Altria Group, Inc.
8.500% due 11/10/2013		2,500	2,921
9.250% due 08/06/2019		82,525	103,234
9.700% due 11/10/2018		97,428	123,642
9.950% due 11/10/2038		185	244
America Movil SAB de C.V.
5.000% due 03/30/2020		133,600	138,838
5.625% due 11/15/2017		25	27
6.125% due 03/30/2040		105,000	110,399
America West Airlines, Inc.
6.870% due 01/02/2017		1,237	1,212
American Airlines Pass-Through Trust 2001-02
6.978% due 04/01/2011		4,012	4,042
American Airlines Pass-Through Trust 2003-01
3.857% due 07/09/2010		9	9
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		13,531	15,020
American Airlines, Inc.
10.500% due 10/15/2012		19,300	20,120
AmeriGas Partners LP
7.250% due 05/20/2015		800	804
Amgen, Inc.
5.700% due 02/01/2019		28,026	32,635
5.850% due 06/01/2017		15,000	17,422
6.150% due 06/01/2018		4,500	5,335
6.375% due 06/01/2037		417	493
6.400% due 02/01/2039		30,015	35,722
6.900% due 06/01/2038		7,686	9,699
Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,800	1,753
6.950% due 06/15/2019		55	48
Angel Lux Common S.A.
6.159% due 05/01/2016	EUR	89	108
8.875% due 05/01/2016		$2,000	2,065
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018		9,100	9,941
7.500% due 03/15/2012		500	547
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		370	405
5.375% due 01/15/2020		195	211
6.875% due 11/15/2019		325	376
Apache Corp.
6.000% due 09/15/2013		30	34
7.950% due 04/15/2026		150	195

ArcelorMittal
7.000% due 10/15/2039	70	74
Arrow Electronics, Inc.
6.000% due 04/01/2020	15,000	15,541
AstraZeneca PLC
5.400% due 09/15/2012	25	27
5.900% due 09/15/2017	69,200	81,139
6.450% due 09/15/2037	88,900	108,352
Atlantic Richfield Co.
9.125% due 03/01/2011	15,500	15,712
AutoZone, Inc.
4.750% due 11/15/2010	200	202
5.500% due 11/15/2015	10,050	11,094
5.875% due 10/15/2012	4,800	5,189
6.500% due 01/15/2014	40,000	45,038
6.950% due 06/15/2016	1,000	1,182
7.125% due 08/01/2018	27,000	32,123
Avnet, Inc.
6.625% due 09/15/2016	2,000	2,231
Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,230
6.500% due 03/01/2019	28,300	33,738
Baker Hughes, Inc.
6.500% due 11/15/2013	40	46
6.875% due 01/15/2029	100	118
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	255	273
Baxter International, Inc.
5.375% due 06/01/2018	10,000	11,513
Berry Plastics Corp.
5.053% due 02/15/2015	1,100	1,048
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	157
5.125% due 03/29/2012	10,000	10,654
5.250% due 12/15/2015	82	93
Biomet, Inc.
10.000% due 10/15/2017	925	999
10.375% due 10/15/2017 (e)	4,500	4,860
Black & Decker Corp.
5.750% due 11/15/2016	25,000	28,350
8.950% due 04/15/2014	40,400	49,217
Boeing Co.
3.500% due 02/15/2015	115	121
8.750% due 08/15/2021	50	69
Boston Scientific Corp.
4.250% due 01/12/2011	575	577
5.125% due 01/12/2017	21,805	20,940
5.450% due 06/15/2014	2,000	2,053
6.000% due 06/15/2011	19,000	19,342
6.000% due 01/15/2020	500	498
6.400% due 06/15/2016	2,000	2,102
Bottling Group LLC
6.950% due 03/15/2014	70	83
Brunswick Corp.
11.750% due 08/15/2013	18,000	20,520
Burlington Northern Santa Fe LLC
7.290% due 06/01/2036	55	68
Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,310
Canadian National Railway Co.
6.250% due 08/01/2034	100	119

Canadian Natural Resources Ltd.
4.900% due 12/01/2014	90	98
5.700% due 05/15/2017	590	662
6.250% due 03/15/2038	20,000	21,988
6.500% due 02/15/2037	25,000	28,080
6.700% due 07/15/2011	12,860	13,523
Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	25,804
6.000% due 06/15/2017	10,600	11,863
Caterpillar, Inc.
5.700% due 08/15/2016	100	115
6.050% due 08/15/2036	100	116
CBS Corp.
5.625% due 08/15/2012	15,000	15,903
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	200	232
Cemex Finance LLC
9.500% due 12/14/2016	102,000	98,940
Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,394
Centex Corp.
5.250% due 06/15/2015	4,500	4,376
5.700% due 05/15/2014	1,500	1,526
6.500% due 05/01/2016	19,120	19,455
Chart Industries, Inc.
9.125% due 10/15/2015	800	806
Chesapeake Energy Corp.
7.250% due 12/15/2018	3,000	3,112
9.500% due 02/15/2015	3,685	4,090
Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,000	1,905
9.500% due 05/15/2016	15	15
CIGNA Corp.
6.350% due 03/15/2018	20,000	22,396
Cisco Systems, Inc.
5.250% due 02/22/2011	535	550
5.500% due 02/22/2016	100	115
CITIC Resources Finance 2007 Ltd.
6.750% due 05/15/2014	17,900	17,632
CoBank ACB
7.875% due 04/16/2018	4,900	5,665
Codelco, Inc.
6.150% due 10/24/2036	23,200	25,633
7.500% due 01/15/2019	3,400	4,221
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	164
Colorado Interstate Gas Co.
6.850% due 06/15/2037	250	254
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	495	574
Comcast Cable Communications LLC
6.750% due 01/30/2011	550	567
7.125% due 06/15/2013	400	453
Comcast Corp.
4.950% due 06/15/2016	230	248
5.650% due 06/15/2035	435	431
5.700% due 05/15/2018	310	342
5.700% due 07/01/2019	15	17
5.850% due 11/15/2015	325	368
5.900% due 03/15/2016	5,000	5,644
6.300% due 11/15/2017	390	446
6.450% due 03/15/2037	22,000	23,918
6.500% due 01/15/2017	383	440

6.550% due 07/01/2039	120	132
7.050% due 03/15/2033	725	841
Commercial Metals Co.
6.500% due 07/15/2017	15,660	15,911
Community Health Systems, Inc.
8.875% due 07/15/2015	2,500	2,584
Computer Sciences Corp.
5.000% due 02/15/2013	5,000	5,322
5.500% due 03/15/2013	2,000	2,152
6.500% due 03/15/2018	31,745	35,466
ConocoPhillips
5.900% due 10/15/2032	300	334
Continental Airlines 1998-3 Class A-1 Pass-Through Trust
6.820% due 05/01/2018	4,904	4,867
Continental Airlines 2000-2 Class A-1 Pass-Through Trust
7.707% due 04/02/2021	2,488	2,551
Continental Airlines 2000-2 Class A-2 Pass-Through Trust
7.487% due 10/02/2010	1,215	1,221
Continental Airlines 2001-1 Class A-2 Pass-Through Trust
6.503% due 06/15/2011	9,220	9,188
Continental Airlines 2009-1 Class A Pass-Through Trust
9.000% due 07/08/2016	3,674	3,950
Con-way, Inc.
7.250% due 01/15/2018	19,000	20,671
Corp. GEO SAB de C.V.
9.250% due 06/30/2020	10,000	10,037
Costco Wholesale Corp.
5.500% due 03/15/2017	100	115
Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	7,669
Cox Communications, Inc.
5.450% due 12/15/2014	40	44
6.450% due 12/01/2036	5,000	5,541
8.375% due 03/01/2039	105	143
CRH America, Inc.
8.125% due 07/15/2018	10,000	12,085
Crown Americas LLC
7.625% due 11/15/2013	430	444
CSC Holdings LLC
6.750% due 04/15/2012	5,000	5,200
CSN Islands XI Corp.
6.875% due 09/21/2019	18,700	19,168
CSX Corp.
5.600% due 05/01/2017	21,200	23,357
6.250% due 03/15/2018	5,852	6,734
6.750% due 03/15/2011	10,000	10,360
CVS Caremark Corp.
6.125% due 08/15/2016	6,745	7,730
CVS Pass-Through Trust
7.507% due 01/10/2032	99,380	113,480
Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	2,105
6.000% due 10/01/2015	5,300	5,835
8.950% due 07/01/2017	7,000	8,569

Daimler Finance North America LLC
5.750% due 09/08/2011	57,000	59,376
5.875% due 03/15/2011	50,650	52,197
6.500% due 11/15/2013	36,000	40,326
7.300% due 01/15/2012	8,200	8,843
7.750% due 01/18/2011	36,800	38,025
Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	15,943
Delhaize America, Inc.
9.000% due 04/15/2031	80	110
Dell, Inc.
4.700% due 04/15/2013	149,700	162,245
5.650% due 04/15/2018	77,370	86,276
6.500% due 04/15/2038	95,000	109,558
Delta Air Lines, Inc.
6.200% due 07/02/2018 (c)	22,000	22,302
7.570% due 11/18/2010	250	253
7.750% due 12/17/2019	4,932	5,326
Deluxe Corp.
5.125% due 10/01/2014	6,200	5,673
Devon Energy Corp.
5.625% due 01/15/2014	250	278
6.300% due 01/15/2019	655	761
Devon Financing Corp. ULC
6.875% due 09/30/2011	55	59
Diageo Capital PLC
5.500% due 09/30/2016	50	56
DISH DBS Corp.
6.375% due 10/01/2011	16,000	16,560
7.000% due 10/01/2013	125	129
7.125% due 02/01/2016	1,250	1,259
Domtar Corp.
9.500% due 08/01/2016	30,670	34,350
Dow Chemical Co.
4.850% due 08/15/2012	26,000	27,446
5.700% due 05/15/2018	500	528
6.000% due 10/01/2012	3,400	3,659
6.850% due 08/15/2013	500	550
7.600% due 05/15/2014	250	289
8.550% due 05/15/2019	50,675	62,173
DR Horton, Inc.
5.250% due 02/15/2015	10,000	9,575
5.625% due 09/15/2014	3,000	2,955
5.625% due 01/15/2016	13,000	12,220
6.125% due 01/15/2014	5,000	5,050
6.500% due 04/15/2016	51,500	49,955
Duke University
5.150% due 04/01/2019	5,300	5,896
E.I. Du Pont De Nemours & Co.
4.750% due 11/15/2012	175	189
5.000% due 01/15/2013	300	326
5.250% due 12/15/2016	10,000	11,426
Eastman Kodak Co.
7.250% due 11/15/2013	80	79
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	24,044
Ecopetrol S.A.
7.625% due 07/23/2019	74,515	84,761
El Paso Corp.
7.000% due 05/15/2011	10,850	11,136
7.000% due 06/15/2017	1,950	1,950
7.875% due 06/15/2012	14,100	14,876
9.625% due 05/15/2012	13,050	13,937
10.750% due 10/01/2010	24,700	25,189

El Paso Natural Gas Co.
5.950% due 04/15/2017		3,295	3,520
8.375% due 06/15/2032		9,495	11,176
Emerson Electric Co.
4.500% due 05/01/2013		95	103
Enbridge Energy Partners LP
5.875% due 12/15/2016		50	55
Enbridge, Inc.
4.900% due 03/01/2015		50	54
EnCana Corp.
6.300% due 11/01/2011		10,000	10,585
6.500% due 05/15/2019		95	109
6.500% due 08/15/2034		100	111
6.625% due 08/15/2037		275	309
Energy Transfer Partners LP
5.650% due 08/01/2012		145	154
6.000% due 07/01/2013		435	473
6.125% due 02/15/2017		60	63
6.700% due 07/01/2018		1,000	1,078
7.500% due 07/01/2038		5,000	5,134
9.000% due 04/15/2019		40	47
Enterprise Products Operating LLC
6.500% due 01/31/2019		25,000	28,096
7.500% due 02/01/2011		13,400	13,805
8.375% due 08/01/2066		2,000	2,000
Erac USA Finance LLC
5.800% due 10/15/2012		10,000	10,803
6.375% due 10/15/2017		1,900	2,143
Expedia, Inc.
8.500% due 07/01/2016		16,500	17,820
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,074
Ferrellgas LP
6.750% due 05/01/2014		350	345
First Data Corp.
9.875% due 09/24/2015		4,500	3,442
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		500	586
FMC Corp.
5.200% due 12/15/2019		15,000	15,841
Fortune Brands, Inc.
5.375% due 01/15/2016		33,600	36,284
8.625% due 11/15/2021		10,500	12,897
Foster’s Finance Corp.
4.875% due 10/01/2014		6,300	6,739
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		7,095	7,815
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		100	104
Gannett Co., Inc.
5.750% due 06/01/2011		6,200	6,246
GATX Corp.
4.750% due 10/01/2012		25,000	26,338
Gaz Capital S.A. for Gazprom
5.875% due 06/01/2015	EUR	20,000	25,772
6.212% due 11/22/2016		$41,800	42,377
6.510% due 03/07/2022		4,100	3,972
7.201% due 02/01/2020		32,112	33,440
7.288% due 08/16/2037		48,160	47,766
7.343% due 04/11/2013		52,900	56,206
7.510% due 07/31/2013		35,000	37,545
8.146% due 04/11/2018		189,700	207,944
8.625% due 04/28/2034		166,420	191,591
9.250% due 04/23/2019		10,400	12,012

Genentech, Inc.
4.750% due 07/15/2015		100	111
General Dynamics Corp.
4.500% due 08/15/2010		100	100
General Electric Co.
5.250% due 12/06/2017		31,848	34,707
General Mills, Inc.
5.250% due 08/15/2013		15,000	16,560
6.000% due 02/15/2012		7,013	7,560
11.973% due 10/15/2010		31,750	33,239
Georgia-Pacific LLC
7.000% due 01/15/2015		3,400	3,451
7.125% due 01/15/2017		3,300	3,382
7.700% due 06/15/2015		1,000	1,048
8.125% due 05/15/2011		12,500	13,078
8.250% due 05/01/2016		5,000	5,356
9.500% due 12/01/2011		1,855	2,003
Gerdau Holdings, Inc.
7.000% due 01/20/2020		103,700	106,292
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014		100	110
4.850% due 05/15/2013		28,530	31,221
5.650% due 05/15/2018		100,045	114,738
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015		1,600	1,652
Grohe Holding GmbH
3.519% due 01/15/2014	EUR	600	642
Hanson Australia Funding Ltd.
5.250% due 03/15/2013		$15,000	14,850
Hanson Ltd.
6.125% due 08/15/2016		73,000	70,445
Hasbro, Inc.
6.300% due 09/15/2017		8,995	9,366
HCA, Inc.
7.250% due 09/15/2020		2,000	2,020
8.500% due 04/15/2019		7,100	7,562
9.125% due 11/15/2014		14,335	15,034
9.250% due 11/15/2016		8,200	8,712
9.875% due 02/15/2017		5,225	5,643
Health Management Associates, Inc.
6.125% due 04/15/2016		16,000	15,240
Hewlett-Packard Co.
2.250% due 05/27/2011		1,600	1,622
2.950% due 08/15/2012		35	36
6.500% due 07/01/2012		175	194
Historic TW, Inc.
9.125% due 01/15/2013		12,125	14,123
HJ Heinz Co.
5.350% due 07/15/2013		27,500	30,253
HJ Heinz Finance Co.
6.000% due 03/15/2012		23,000	24,741
Home Depot, Inc.
4.625% due 08/15/2010		215	216
5.400% due 03/01/2016		3,000	3,345
Honeywell International, Inc.
5.300% due 03/01/2018		20	23
6.125% due 11/01/2011		575	614
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		6,000	6,423
Ingersoll-Rand Global Holding Co. Ltd.
1.923% due 08/13/2010		10,060	10,074
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		445	469

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		60	61
Intergen NV
9.000% due 06/30/2017		1,062	1,062
International Business Machines Corp.
5.700% due 09/14/2017		27,958	32,564
7.625% due 10/15/2018		170	219
JC Penney Corp., Inc.
9.000% due 08/01/2012		2,000	2,212
Johnson & Johnson
6.950% due 09/01/2029		100	129
Jones Apparel Group, Inc.
5.125% due 11/15/2014		44,170	43,728
Kansas City Southern de Mexico S.A. de C.V.
7.625% due 12/01/2013		3,000	3,075
KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		50,000	50,440
KB Home
5.750% due 02/01/2014		10,000	9,200
5.875% due 01/15/2015		29,140	26,080
6.250% due 06/15/2015		17,355	15,533
Kellogg Co.
5.125% due 12/03/2012		300	326
Kerr-McGee Corp.
6.875% due 09/15/2011		10,000	9,860
6.950% due 07/01/2024		3,825	3,486
KeySpan Corp.
4.650% due 04/01/2013		6,900	7,271
Kimberly-Clark Corp.
5.000% due 08/15/2013		20	22
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		210	224
5.950% due 02/15/2018		29,370	31,789
6.500% due 09/01/2039		10,145	10,503
6.950% due 01/15/2038		28,330	30,238
7.125% due 03/15/2012		165	177
7.400% due 03/15/2031		220	244
Kohl’s Corp.
6.250% due 12/15/2017		40,500	47,274
Kraft Foods, Inc.
0.928% due 08/11/2010		8,670	8,670
5.625% due 11/01/2011		36,335	38,250
6.125% due 02/01/2018		150,880	171,602
6.125% due 08/23/2018		15,000	17,132
6.500% due 08/11/2017		10	12
6.875% due 02/01/2038		57,500	67,146
L-3 Communications Corp.
5.200% due 10/15/2019		8,200	8,577
Lender Processing Services, Inc.
8.125% due 07/01/2016		500	529
Lennar Corp.
5.500% due 09/01/2014		29,500	26,845
5.600% due 05/31/2015		44,986	39,813
5.950% due 10/17/2011		18,000	18,630
5.950% due 03/01/2013		15,800	15,484
6.500% due 04/15/2016		4,000	3,600
Lexmark International, Inc.
5.900% due 06/01/2013		21,470	22,904
6.650% due 06/01/2018		13,000	14,157
Liberty Media LLC
5.700% due 05/15/2013		13,000	13,358
Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	600	422

Limited Brands, Inc.
5.250% due 11/01/2014		4,496	4,485
6.125% due 12/01/2012		7,240	7,620
6.900% due 07/15/2017		99,865	100,614
8.500% due 06/15/2019		17,000	18,402
Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,813
Loews Corp.
5.250% due 03/15/2016		37,500	40,766
Lowe’s Cos., Inc.
5.000% due 10/15/2015		140	157
5.500% due 10/15/2035		50	53
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		82,730	85,005
5.875% due 01/15/2013		21,364	22,058
5.900% due 12/01/2016		15,000	15,112
7.450% due 07/15/2017		22,500	24,469
8.000% due 07/15/2012		12,125	13,034
8.375% due 07/15/2015		51,610	57,158
Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	57,525
Marathon Oil Corp.
6.000% due 10/01/2017		$40,000	44,786
Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,345
Marriott International, Inc.
4.625% due 06/15/2012		15,000	15,550
6.375% due 06/15/2017		14,400	15,162
Masco Corp.
4.800% due 06/15/2015		5,000	4,651
5.850% due 03/15/2017		12,020	11,748
5.875% due 07/15/2012		59,000	60,764
6.125% due 10/03/2016		12,200	11,825
7.125% due 08/15/2013		10,000	10,503
Mattel, Inc.
6.125% due 06/15/2011		10,000	10,399
Maytag Corp.
5.000% due 05/15/2015		10,000	10,235
McDonald’s Corp.
5.000% due 02/01/2019		200	223
5.300% due 03/15/2017		125	141
McKesson Corp.
5.700% due 03/01/2017		11,600	13,142
7.500% due 02/15/2019		8,000	9,946
MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,213
7.000% due 12/01/2012		10,000	10,847
MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	21,783
Meccanica Holdings USA
6.250% due 01/15/2040		10,600	9,896
Medtronic, Inc.
4.375% due 09/15/2010		100	101
MGM Resorts International
10.375% due 05/15/2014		5,650	6,173
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,100	4,272
6.700% due 09/15/2019		55	57
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		54,710	61,412
Motorola, Inc.
5.375% due 11/15/2012		7,500	7,913
6.000% due 11/15/2017		400	430
8.000% due 11/01/2011		5,875	6,308

Motors Liquidation Co.
8.375% due 07/05/2033 (a)	EUR	20,000	8,499
Nabors Industries, Inc.
6.150% due 02/15/2018		$45,700	49,105
Nalco Co.
8.875% due 11/15/2013		1,200	1,236
New Albertson’s, Inc.
7.450% due 08/01/2029		800	668
7.500% due 02/15/2011		38,470	39,336
New York Times Co.
5.000% due 03/15/2015		26,930	25,790
Newell Rubbermaid, Inc.
6.250% due 04/15/2018		19,000	20,933
10.600% due 04/15/2019		12,000	16,599
Newfield Exploration Co.
6.625% due 04/15/2016		600	606
Newmont Mining Corp.
6.250% due 10/01/2039		5,000	5,483
Nielsen Finance LLC
10.000% due 08/01/2014		750	771
Noble Group Ltd.
6.750% due 01/29/2020		75,100	73,072
8.500% due 05/30/2013		9,000	9,968
Nokia OYJ
5.375% due 05/15/2019		115	121
6.625% due 05/15/2039		115	127
Nordstrom, Inc.
6.250% due 01/15/2018		42,825	48,849
Norfolk Southern Corp.
5.750% due 04/01/2018		800	906
6.750% due 02/15/2011		150	155
Northwest Airlines, Inc.
1.215% due 05/20/2014		2,439	2,161
7.150% due 10/01/2019		1,638	1,517
Northwest Pipeline GP
7.000% due 06/15/2016		113	132
Novartis Capital Corp.
4.125% due 02/10/2014		2,969	3,207
4.400% due 04/24/2020		45,000	48,663
Novartis Securities Investment Ltd.
5.125% due 02/10/2019		71	80
Nucor Corp.
5.850% due 06/01/2018		13,000	14,931
6.400% due 12/01/2037		600	695
Office Depot, Inc.
6.250% due 08/15/2013		63,035	61,774
ONEOK Partners LP
6.150% due 10/01/2016		10,000	11,258
6.850% due 10/15/2037		31,800	33,746
OPTI Canada, Inc.
8.250% due 12/15/2014		700	612
Oracle Corp.
4.950% due 04/15/2013		15,030	16,456
5.000% due 01/15/2011		230	235
5.750% due 04/15/2018		19,335	22,434
6.500% due 04/15/2038		10,300	12,561
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016		825	864
Packaging Corp. of America
5.750% due 08/01/2013		10,000	10,790
Peabody Energy Corp.
6.875% due 03/15/2013		5,500	5,569

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	4,100	4,677
5.750% due 03/01/2018		$16,900	17,803
9.125% due 10/13/2010		25	25
PepsiCo, Inc.
7.000% due 03/01/2029		100	128
7.900% due 11/01/2018		700	907
Petrobras International Finance Co.
5.750% due 01/20/2020		100,000	101,300
6.875% due 01/20/2040		50,000	50,755
7.875% due 03/15/2019		34,410	39,575
8.375% due 12/10/2018		25	30
Petroleos Mexicanos
4.875% due 03/15/2015		700	728
8.000% due 05/03/2019		22,800	27,246
Petronas Capital Ltd.
7.875% due 05/22/2022		160	200
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		205	211
Pfizer, Inc.
4.450% due 03/15/2012		250	264
4.650% due 03/01/2018		150	163
7.200% due 03/15/2039		40	53
Pharmacia Corp.
6.750% due 12/15/2027		5,000	6,014
Philip Morris International, Inc.
4.875% due 05/16/2013		62,800	67,984
5.650% due 05/16/2018		26,700	29,273
6.375% due 05/16/2038		34,800	41,038
Pioneer Natural Resources Co.
5.875% due 07/15/2016		20,835	20,928
Pitney Bowes, Inc.
4.750% due 01/15/2016		15,000	16,185
Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,882
6.125% due 01/15/2017		25	27
PPG Industries, Inc.
6.650% due 03/15/2018		23,500	27,945
Praxair, Inc.
6.375% due 04/01/2012		200	218
President and Fellows of Harvard College
6.000% due 01/15/2019		54,800	64,936
6.500% due 01/15/2039		47,300	59,505
Princeton University
4.950% due 03/01/2019		6,800	7,582
5.700% due 03/01/2039		10,000	11,232
Pulte Group, Inc.
5.250% due 01/15/2014		35,000	34,038
6.250% due 02/15/2013		10,000	10,250
7.625% due 10/15/2017		2,500	2,519
7.875% due 08/01/2011		14,404	15,016
8.125% due 03/01/2011		9,000	9,225
Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,093
RadioShack Corp.
7.375% due 05/15/2011		45,151	46,844
Rexam PLC
6.750% due 06/01/2013		16,500	17,801
Reynolds American, Inc.
1.237% due 06/15/2011		69,100	68,662
6.750% due 06/15/2017		10,900	11,832
7.250% due 06/01/2012		46,540	50,068
7.250% due 06/01/2013		94,600	104,167
7.250% due 06/15/2037		1,100	1,136

7.625% due 06/01/2016	22,850	25,959
7.750% due 06/01/2018	8,100	9,363
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	8,348
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	500	548
6.500% due 07/15/2018	150	171
7.125% due 07/15/2028	60	72
8.950% due 05/01/2014	65	79
9.000% due 05/01/2019	110	145
Roche Holdings, Inc.
6.000% due 03/01/2019	94,678	110,556
7.000% due 03/01/2039	306,873	401,198
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	800	810
Rogers Communications, Inc.
6.375% due 03/01/2014	60	68
6.800% due 08/15/2018	100	119
Rohm and Haas Co.
6.000% due 09/15/2017	140,190	153,208
7.850% due 07/15/2029	4,700	5,130
Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011	100	103
RPM International, Inc.
6.500% due 02/15/2018	26,800	28,427
RR Donnelley & Sons Co.
5.625% due 01/15/2012	40,078	41,267
6.125% due 01/15/2017	10,000	10,062
8.600% due 08/15/2016	25,000	27,434
11.250% due 02/01/2019	25,600	32,683
Russian Railways
5.739% due 04/03/2017	3,310	3,269
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,175
6.000% due 03/01/2013	18,690	20,247
Ryland Group, Inc.
5.375% due 01/15/2015	9,000	8,775
6.625% due 05/01/2020	10,000	9,225
8.400% due 05/15/2017	28,000	29,820
SABMiller PLC
5.500% due 08/15/2013	38,300	41,939
6.500% due 07/01/2016	1,900	2,234
SandRidge Energy, Inc.
8.625% due 04/01/2015 (e)	3,000	2,929
Sanmina-SCI Corp.
8.125% due 03/01/2016	300	297
SCA Finans AB
4.500% due 07/15/2015	5,250	5,383
Seagate Technology HDD Holdings
6.375% due 10/01/2011	31,345	32,285
Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,686
Shell International Finance BV
4.300% due 09/22/2019	500	517
5.500% due 03/25/2040	112,100	120,118
Sheraton Holding Corp.
7.375% due 11/15/2015	5,000	5,300
Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	700	744
5.750% due 10/17/2016	21,100	23,933
6.125% due 08/17/2026	10,800	12,232
Snap-On, Inc.
6.125% due 09/01/2021	67,000	75,738

Sonat, Inc.
7.625% due 07/15/2011	25,510	26,445
Southern Co.
1.165% due 08/20/2010	100,285	100,378
Southern Natural Gas Co.
5.900% due 04/01/2017	5,000	5,326
8.000% due 03/01/2032	500	570
Southwest Airlines Co.
5.125% due 03/01/2017	3,200	3,254
Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	25,536
6.200% due 04/15/2018	8,400	9,330
Staples, Inc.
9.750% due 01/15/2014	18,000	22,098
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	29,271	30,515
7.875% due 05/01/2012	35,500	38,340
7.875% due 10/15/2014	43,700	47,196
Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	2,145
6.850% due 06/01/2039	1,600	1,848
SunGard Data Systems, Inc.
9.125% due 08/15/2013	3,100	3,166
SUPERVALU, Inc.
8.000% due 05/01/2016	1,950	1,940
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	7,614	7,938
Target Corp.
5.125% due 01/15/2013	2,000	2,184
5.375% due 05/01/2017	40	46
5.875% due 03/01/2012	245	264
6.000% due 01/15/2018	200	237
6.500% due 10/15/2037	5,270	6,385
7.000% due 01/15/2038	152,500	195,757
Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,543
TCI Communications, Inc.
8.750% due 08/01/2015	5	6
Teck Resources Ltd.
9.750% due 05/15/2014	15,000	17,748
Temple-Inland, Inc.
6.625% due 01/15/2016	5,000	5,175
6.875% due 01/15/2018	11,430	12,025
7.875% due 05/01/2012	5,500	5,914
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	15,525	16,513
7.500% due 04/01/2017	2,500	2,868
8.000% due 02/01/2016	500	584
8.375% due 06/15/2032	4,400	5,179
Time Warner Cable, Inc.
5.400% due 07/02/2012	5,469	5,846
6.200% due 07/01/2013	730	817
6.550% due 05/01/2037	215	233
6.750% due 07/01/2018	155	178
8.250% due 02/14/2014	20	24
Time Warner, Inc.
5.500% due 11/15/2011	2,300	2,425
5.875% due 11/15/2016	2,000	2,259
6.500% due 11/15/2036	20,000	21,869
6.875% due 05/01/2012	350	382
7.625% due 04/15/2031	120	145
7.700% due 05/01/2032	115	139

Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	9,816
5.950% due 09/15/2013 (m)	10,000	10,438
6.750% due 11/01/2019	7,000	6,878
8.910% due 10/15/2017	77,650	86,761
Total Capital S.A.
4.450% due 06/24/2020	72,100	73,820
TransCanada Pipelines Ltd.
6.500% due 08/15/2018	400	470
7.125% due 01/15/2019	35,124	42,802
7.250% due 08/15/2038	110	134
7.625% due 01/15/2039	39,682	50,973
Transocean, Inc.
6.000% due 03/15/2018	3,000	2,767
6.625% due 04/15/2011	5,330	5,204
Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	7,240
6.550% due 10/01/2017	9,300	10,704
Tyson Foods, Inc.
7.850% due 04/01/2016	18,908	20,657
10.500% due 03/01/2014	43,500	50,895
UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	2,154	937
Unilever Capital Corp.
7.125% due 11/01/2010	100	102
Union Pacific Corp.
5.450% due 01/31/2013	13,475	14,747
5.700% due 08/15/2018	3,300	3,705
6.125% due 02/15/2020	40,000	46,533
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	133	136
United Airlines, Inc.
7.730% due 07/01/2010	955	955
8.030% due 07/01/2011 (a)	465	696
9.060% due 06/17/2015 (a)	2,599	25
9.200% due 03/29/2049 (a)	1,854	834
10.020% due 03/22/2014 (a)	7,102	2,876
10.125% due 03/22/2015 (a)	9,745	3,752
10.360% due 11/13/2012 (a)	2,664	24
10.400% due 11/01/2016	50,432	54,214
10.850% due 07/05/2014 (a)	20,683	59
11.080% due 05/27/2024 (a)(q)	5,249	7
United Technologies Corp.
5.375% due 12/15/2017	20	23
6.100% due 05/15/2012	150	163
UnitedHealth Group, Inc.
1.660% due 02/07/2011	20,700	20,810
4.875% due 02/15/2013	44,500	47,858
4.875% due 04/01/2013	175	187
6.000% due 02/15/2018	110,600	123,588
6.875% due 02/15/2038	7,500	8,518
Universal Corp.
5.000% due 09/01/2011	10,000	10,220
6.250% due 12/01/2014	33,000	35,917
Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	17,864
Urbi Desarrollos Urbanos SAB de C.V.
9.500% due 01/21/2020	2,900	3,023
UST LLC
5.750% due 03/01/2018	51,165	53,381
Vale Overseas Ltd.
6.250% due 01/23/2017	39,835	43,519
6.875% due 11/21/2036	39,878	41,755
8.250% due 01/17/2034	2,565	3,029

Valero Energy Corp.
6.625% due 06/15/2037	25	24
9.375% due 03/15/2019	15,000	18,209
Viacom, Inc.
6.250% due 04/30/2016	9,300	10,567
6.875% due 04/30/2036	145	165
Videotron Ltee
9.125% due 04/15/2018	1,850	2,017
Vivendi S.A.
5.750% due 04/04/2013	145,000	155,692
6.625% due 04/04/2018	167,700	187,343
Walgreen Co.
5.250% due 01/15/2019	20	23
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,553
4.550% due 05/01/2013	100	109
5.250% due 09/01/2035	60	64
5.800% due 02/15/2018	48,900	57,730
6.200% due 04/15/2038	22,800	26,824
6.500% due 08/15/2037	38,450	46,794
Walt Disney Co.
6.000% due 07/17/2017	70	82
Waste Management, Inc.
5.000% due 03/15/2014	7,650	8,302
6.100% due 03/15/2018	1,800	2,056
7.125% due 12/15/2017	1,800	2,137
7.375% due 08/01/2010	100	100
7.375% due 03/11/2019	12,000	14,576
WCI Finance LLC
5.700% due 10/01/2016	2,500	2,667
Weatherford International, Inc.
5.950% due 06/15/2012	15,600	16,720
WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	11,085
WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,216
Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	52,661
Weyerhaeuser Co.
6.750% due 03/15/2012	24,500	26,484
6.875% due 12/15/2033	5,000	4,699
7.375% due 10/01/2019	4,000	4,237
7.375% due 03/15/2032	75,414	74,781
8.500% due 01/15/2025	5,245	5,740
Whirlpool Corp.
5.500% due 03/01/2013	10,300	11,041
6.125% due 06/15/2011	12,000	12,430
6.500% due 06/15/2016	5,000	5,576
7.750% due 07/15/2016	11,000	13,003
Williams Cos., Inc.
2.291% due 10/01/2010	720	720
Windstream Corp.
8.625% due 08/01/2016	3,300	3,341
WM Wrigley Jr. Co.
1.912% due 06/28/2011	10,000	10,001
WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,091
Wyeth
5.500% due 03/15/2013	10,000	11,071
5.500% due 02/01/2014	25	28
5.500% due 02/15/2016	850	976
5.950% due 04/01/2037	250	285
Xstrata Canada Corp.
6.000% due 10/15/2015	110	119

XTO Energy, Inc.
4.900% due 02/01/2014	240	264
5.300% due 06/30/2015	300	340
5.500% due 06/15/2018	115	132
Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,301

		11,359,286

UTILITIES 1.5%
AES Corp.
7.750% due 03/01/2014	2,515	2,572
8.000% due 10/15/2017	2,000	2,030
8.750% due 05/15/2013	834	851
8.875% due 02/15/2011	600	616
9.750% due 04/15/2016	825	891
AES Red Oak LLC
8.540% due 11/30/2019	7,456	7,400
Alabama Power Co.
5.500% due 10/15/2017	250	284
Alltel Corp.
7.000% due 07/01/2012	10,759	11,893
Appalachian Power Co.
4.950% due 02/01/2015	25	27
5.650% due 08/15/2012	150	161
AT&T Corp.
7.300% due 11/15/2011	2,715	2,936
AT&T Mobility LLC
6.500% due 12/15/2011	80	86
AT&T, Inc.
4.950% due 01/15/2013	176,990	192,284
5.100% due 09/15/2014	1,510	1,677
5.500% due 02/01/2018	205,500	227,789
5.625% due 06/15/2016	25	28
5.800% due 02/15/2019	335	378
6.300% due 01/15/2038	123,240	134,484
6.400% due 05/15/2038	75	83
6.450% due 06/15/2034	100	109
6.500% due 09/01/2037	309,500	345,173
6.550% due 02/15/2039	50	56
6.700% due 11/15/2013	100	116
Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	34
BellSouth Corp.
4.295% due 04/26/2011	14,400	14,777
5.200% due 09/15/2014	27,800	30,932
6.550% due 06/15/2034	20,000	22,141
Berry Petroleum Co.
10.250% due 06/01/2014	350	378
BP Capital Markets PLC
3.125% due 03/10/2012	15,000	13,876
British Telecommunications PLC
5.150% due 01/15/2013	450	472
9.375% due 12/15/2010	10,055	10,400
Carolina Power & Light Co.
6.500% due 07/15/2012	275	300
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	12,200	13,283
7.750% due 11/30/2015	1,300	1,499
CenturyLink, Inc.
6.000% due 04/01/2017	6,000	5,994
6.150% due 09/15/2019	4,000	3,927
7.600% due 09/15/2039	200	190
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	9,000	9,776

CMS Energy Corp.
8.500% due 04/15/2011	75	78
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	113
5.850% due 04/01/2018	105,540	120,945
6.750% due 04/01/2038	90,000	110,312
7.125% due 12/01/2018	335	417
7.500% due 09/01/2010	20,000	20,203
Consolidated Natural Gas Co.
6.250% due 11/01/2011	10,000	10,606
Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	3,161
Cricket Communications, Inc.
9.375% due 11/01/2014	900	918
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	32,190	37,391
8.750% due 06/15/2030	2,870	3,723
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	16,871
5.250% due 08/01/2033	70	77
5.700% due 09/17/2012	100	108
6.400% due 06/15/2018	22,000	25,537
7.000% due 06/15/2038	25	30
Duke Energy Carolinas LLC
5.100% due 04/15/2018	14,050	15,603
5.625% due 11/30/2012	100	109
5.750% due 11/15/2013	290	329
Duke Energy Corp.
6.300% due 02/01/2014	267	301
Duke Energy Ohio, Inc.
5.700% due 09/15/2012	135	146
EDF S.A.
4.600% due 01/27/2020	95,900	98,778
5.500% due 01/26/2014	168,600	186,551
5.600% due 01/27/2040	80,000	82,914
6.500% due 01/26/2019	170,190	198,541
6.950% due 01/26/2039	164,850	199,811
Embarq Corp.
6.738% due 06/01/2013	300	327
7.082% due 06/01/2016	87,169	93,084
7.995% due 06/01/2036	300	299
Enel Finance International S.A.
5.125% due 10/07/2019	235	237
5.700% due 01/15/2013	300	320
6.250% due 09/15/2017	2,400	2,607
6.800% due 09/15/2037	1,700	1,828
Entergy Gulf States, Inc.
5.250% due 08/01/2015	184	184
5.700% due 06/01/2015	10	10
FirstEnergy Corp.
6.450% due 11/15/2011	607	641
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	115	114
Florida Power & Light Co.
5.850% due 02/01/2033	2,000	2,207
Florida Power Corp.
5.650% due 06/15/2018	70	80
FPL Group Capital, Inc.
7.875% due 12/15/2015	8,000	9,850
France Telecom S.A.
4.375% due 07/08/2014	1,300	1,404
7.750% due 03/01/2011	1,105	1,153
8.500% due 03/01/2031	490	677

Frontier Communications Corp.
6.250% due 01/15/2013	10,000	10,075
7.125% due 03/15/2019	1,925	1,790
8.250% due 05/01/2014	500	521
GTE Corp.
6.940% due 04/15/2028	50	55
Gulf Power Co.
5.300% due 12/01/2016	40	44
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	150	147
Indiana Michigan Power Co.
5.650% due 12/01/2015	425	467
Integrys Energy Group, Inc.
6.110% due 12/01/2066	375	334
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	200	209
Jersey Central Power & Light Co.
7.350% due 02/01/2019	52	62
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	138,028	139,408
5.700% due 01/05/2016	15,300	14,688
Kinder Morgan, Inc.
6.500% due 09/01/2012	4,250	4,409
Koninklijke KPN NV
8.000% due 10/01/2010	5,500	5,588
KT Corp.
4.875% due 07/15/2015	100	104
MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,000	1,035
MidAmerican Energy Co.
4.650% due 10/01/2014	100	110
MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	73
6.125% due 04/01/2036	44,325	49,072
Midwest Generation LLC
8.560% due 01/02/2016	1,447	1,429
National Grid PLC
6.300% due 08/01/2016	4,500	5,089
Nevada Power Co.
6.750% due 07/01/2037	500	580
7.125% due 03/15/2019	165	196
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	59,100	61,811
8.125% due 05/01/2012	1,051	1,177
8.750% due 03/01/2031	600	827
NGPL PipeCo LLC
6.514% due 12/15/2012	175,130	174,522
7.119% due 12/15/2017	45,140	43,145
NiSource Finance Corp.
5.210% due 11/28/2012	15,000	15,201
Northern States Power Co.
4.750% due 08/01/2010	150	150
Northwestern Bell Telephone
7.750% due 05/01/2030	19,625	18,055
NRG Energy, Inc.
7.375% due 01/15/2017	3,700	3,672
8.500% due 06/15/2019	20	20
NV Energy, Inc.
6.750% due 08/15/2017	10	10
Ohio Edison Co.
5.450% due 05/01/2015	350	385
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	109	128

Pacific Gas & Electric Co.
5.800% due 03/01/2037	525	574
8.250% due 10/15/2018	470	603
PacifiCorp
5.500% due 01/15/2019	75	85
Peco Energy Co.
5.950% due 10/01/2036	50	56
Penn Virginia Corp.
10.375% due 06/15/2016	400	428
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	5,460
6.300% due 07/15/2013	10,000	11,100
6.400% due 11/01/2011	11,000	11,718
Progress Energy, Inc.
7.050% due 03/15/2019	17,500	20,728
7.100% due 03/01/2011	1,623	1,688
7.750% due 03/01/2031	520	662
PSEG Power LLC
5.000% due 04/01/2014	10,425	11,152
5.320% due 09/15/2016	2,305	2,489
5.500% due 12/01/2015	8,000	8,860
6.950% due 06/01/2012	172	188
Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	56
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	17,800	18,245
Qwest Corp.
3.787% due 06/15/2013	10,820	10,766
6.500% due 06/01/2017	300	304
7.500% due 10/01/2014	1,700	1,817
7.625% due 06/15/2015	2,450	2,634
7.875% due 09/01/2011	7,135	7,456
8.875% due 03/15/2012	27,175	29,281
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	67,250	69,885
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	500	536
5.832% due 09/30/2016	2,700	2,879
5.838% due 09/30/2027	45,300	46,918
6.332% due 09/30/2027	7,000	7,560
6.750% due 09/30/2019	5,000	5,548
Sempra Energy
9.800% due 02/15/2019	15,000	19,967
Southern California Edison Co.
5.500% due 08/15/2018	25	28
Southern California Gas Co.
4.375% due 01/15/2011	70	71
5.750% due 11/15/2035	75	84
Sprint Capital Corp.
6.900% due 05/01/2019	2,700	2,457
7.625% due 01/30/2011	3,770	3,855
8.375% due 03/15/2012	16,750	17,650
Sprint Nextel Corp.
6.000% due 12/01/2016	4,500	4,061
Telecom Italia Capital S.A.
0.824% due 02/01/2011	3,310	3,281
0.914% due 07/18/2011	4,325	4,265
4.875% due 10/01/2010	15,912	16,031
5.250% due 11/15/2013	119	123
5.250% due 10/01/2015	35	35
6.000% due 09/30/2034	122	105
6.999% due 06/04/2018	15,030	16,046

Telefonica Emisiones SAU
5.855% due 02/04/2013	114	123
5.877% due 07/15/2019	20	21
6.221% due 07/03/2017	200	218
6.421% due 06/20/2016	196	215
7.045% due 06/20/2036	75	83
Telefonica Europe BV
7.750% due 09/15/2010	12,000	12,151
Tenaska Alabama Partners LP
7.000% due 06/30/2021	83	84
Verizon Communications, Inc.
5.250% due 04/15/2013	18,310	20,089
5.500% due 04/01/2017	1,735	1,929
5.550% due 02/15/2016	1,900	2,132
5.850% due 09/15/2035	615	638
6.100% due 04/15/2018	65,115	74,101
6.900% due 04/15/2038	14,955	17,574
7.350% due 04/01/2039	155	192
8.750% due 11/01/2018	1,014	1,321
Verizon Global Funding Corp.
6.875% due 06/15/2012	150	165
7.250% due 12/01/2010	2,010	2,065
7.375% due 09/01/2012	235	264
7.750% due 12/01/2030	415	520
Verizon New England, Inc.
6.500% due 09/15/2011	300	317
Verizon New Jersey, Inc.
5.875% due 01/17/2012	865	918
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	528
Verizon Wireless Capital LLC
3.065% due 05/20/2011	64,400	65,852
3.750% due 05/20/2011	2,700	2,766
5.250% due 02/01/2012	33,400	35,422
5.550% due 02/01/2014	1,262	1,417
8.500% due 11/15/2018	340	443
Virgin Media Finance PLC
9.500% due 08/15/2016	800	849
Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	8,076
6.350% due 11/30/2037	25,500	29,869
8.875% due 11/15/2038	65	95
Vodafone Group PLC
0.816% due 02/27/2012	40,000	39,948
0.877% due 06/15/2011	75	75
5.450% due 06/10/2019	425	456
5.625% due 02/27/2017	353	388
5.750% due 03/15/2016	545	605
6.150% due 02/27/2037	105	110

		3,552,840

Total Corporate Bonds & Notes (Cost $58,989,941)		62,134,453

CONVERTIBLE BONDS & NOTES 0.1%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038	4,000	3,920
Host Hotels & Resorts LP
2.625% due 04/15/2027	44,500	42,386
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	929
National City Corp.
4.000% due 02/01/2011	28,800	29,160
ProLogis
2.250% due 04/01/2037	10,500	9,936

Transocean, Inc.
1.500% due 12/15/2037	50,700	45,250
U.S. Bancorp
0.000% due 12/11/2035	10,000	9,906
0.000% due 09/20/2036	85	82

Total Convertible Bonds & Notes (Cost $144,103)		141,569

MUNICIPAL BONDS & NOTES 2.9%
Alameda County, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2024	3,500	1,627
0.000% due 08/01/2025	3,000	1,292
Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	7,067
Alameda, California Corridor Transportation Authority Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	113
Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,587
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	795
5.375% due 11/15/2040	50,800	38,425
Alpine, California Union School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2024	1,000	449
Anderson, Indiana Economic Development Revenue Bonds, Series 2007
5.000% due 10/01/2032	500	453
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	5,033
Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
13.977% due 01/01/2032	4,815	5,989
19.126% due 01/01/2031	3,700	5,340
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
8.530% due 01/01/2032	500	511
Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,129
Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	790
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
13.564% due 05/01/2026	4,880	6,006
Austin Trust Various States General Obligation Bonds, Series 2008
8.804% due 06/01/2032	14,375	15,260
Austin Trust Various States Revenue Bonds, Series 2007
9.309% due 06/15/2038	69,000	75,134

Austin Trust Various States Revenue Bonds, Series 2008
8.803% due 08/15/2030	6,595	7,243
12.805% due 11/01/2027	5,000	5,720
13.564% due 11/01/2027	5,000	6,276
Bell, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	507
Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	30,000	31,078
Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	1,250	682
Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	1,129
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	1,804
Broward County, Florida Revenue Bonds, Series 2010
5.764% due 10/01/2025 (c)	15,000	15,072
6.206% due 10/01/2030 (c)	15,000	15,061
Burbank, California Revenue Bonds, Series 2010
6.323% due 06/01/2040	25,000	26,150
California State ABC Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	958
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.350% due 11/15/2032	26,000	26,061
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	100,235	105,483
California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050 (c)	150,000	151,628
California State Calleguas-Las Virgenes Public Financing Authority Revenue Bonds, Series 2010
5.944% due 07/01/2040	6,710	7,051
California State Ceres Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	749
0.000% due 08/01/2028	2,825	856
0.000% due 08/01/2029	2,940	831
California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023	300	143
California State East Side Union High School District General Obligation Bonds, (XLCA Insured), Series 2005
0.000% due 08/01/2021	1,985	1,077
0.000% due 08/01/2022	1,490	755
California State Eastern Municipal Water District Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2033	3,450	3,567
California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034	5,930	1,159

California State Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 01/01/2036	2,000	1,704
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	22,590	20,512
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	74,700	78,532
7.500% due 04/01/2034	80,200	85,670
7.550% due 04/01/2039	97,737	104,974
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	11,500	12,091
California State General Obligation Notes, Series 2009
5.950% due 04/01/2016	3,200	3,402
California State Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.125% due 01/01/2022	5,500	5,552
California State Health Facilities Financing Authority Revenue Bonds, Series 2003
5.000% due 03/01/2033	4,000	3,807
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	68,100	72,535
California State Las Virgenes Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,395
California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	793
California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	455
California State Northern Power Agency Revenue Bonds, Series 2010
7.311% due 06/01/2040	71,000	73,277
California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	20,175	20,302
California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	63,220	65,608
7.804% due 03/01/2035	12,955	13,479
California State Saugus-Hart School Facilities Financing Authority Special Tax Bonds, Series 2002
6.100% due 09/01/2032	1,140	1,108
6.125% due 09/01/2033	2,115	2,055
California State Southern Mono Health Care District General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	1,800	640
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	2,685	2,701
5.750% due 06/01/2029	3,000	2,922
6.000% due 06/01/2035	10,000	8,744
6.125% due 06/01/2038	2,000	1,758
6.125% due 06/01/2043	2,000	1,615

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (g)	15,000	12,287
0.000% due 06/01/2033	10,540	1,379
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	5,600	5,679
California State University Revenue Bonds, Series 2009
5.250% due 11/01/2038	5,000	5,099
California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	15,500	16,372
California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	2,000	1,925
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.250% due 08/01/2024	10,000	11,379
California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	2,990
California Statewide Communities Development Authority Revenue Bonds, Series 2001
6.625% due 11/01/2031	3,990	3,476
California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033	2,500	2,413
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	2,195
5.250% due 07/01/2042	1,250	908
5.500% due 11/01/2038	2,750	2,233
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	17,419
Carlsbad, California Special Assessment Bonds, Series 2004
6.000% due 09/02/2034	1,000	1,001
Chicago, Illinois Airport Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.000% due 01/01/2033	7,450	7,312
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2031	4,500	1,389
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2016	10,000	8,048
0.000% due 12/01/2028	26,000	9,823
Chicago, Illinois General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	7,488
0.000% due 01/01/2038	29,145	6,302
0.000% due 01/01/2039	32,670	6,663
Chicago, Illinois General Obligation Bonds, Series 2010
6.257% due 01/01/2040	11,000	11,215
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.754% due 01/01/2014	12,465	12,560
Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, Series 2009
5.720% due 12/01/2038	15,000	16,291

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,600	1,537
6.750% due 12/01/2032	3,456	3,237
Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	2,025	2,022
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,820	62,468
6.899% due 12/01/2040	398,840	443,530
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	61,200	63,401
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2002
6.150% due 09/01/2026	2,500	2,549
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2003
5.750% due 09/01/2033	1,600	1,477
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,955	1,623
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2006
5.125% due 09/01/2036	4,745	3,789
Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	3,500	3,511
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,300	1,321
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	140,600	157,185
Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2020	400	244
0.000% due 08/01/2023	2,000	1,006
0.000% due 08/01/2025	3,535	1,561
0.000% due 08/01/2027	2,500	966
Colorado State E-470 Public Highway Authority Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	3,684
0.000% due 09/01/2037	15,000	2,403
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	840
Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.518% due 04/01/2024	5,000	5,188
Contra Costa, California Community College District General Obligation Bonds, Series 2010
6.504% due 08/01/2034	35,000	37,231
Cook County, Illinois General Obligation Bonds, (AMBAC Insured), Series 2006
4.750% due 11/15/2030	15,545	15,560
Covina-Valley, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,293
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	439

Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
8.754% due 02/15/2014	6,500	7,031
Dallas County, Texas Hospital District General Obligation Bonds, Series 2009
6.171% due 08/15/2034	500	520
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	140	155
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	150,000	163,982
Delaware County, Pennsylvania Authority Revenue Bonds, Series 2001
5.800% due 10/01/2017	2,575	2,640
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2026	255	103
0.000% due 08/15/2027	255	97
0.000% due 08/15/2028	215	77
0.000% due 08/15/2029	255	86
0.000% due 08/15/2030	85	27
0.000% due 08/15/2031	340	102
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	160,000	174,634
East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, Series 2010
6.087% due 02/01/2045	80,000	80,962
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	765	568
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,187
Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	415
0.000% due 10/01/2032	1,265	288
Escondido, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	1,000	374
Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	493
Eureka, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	2,440	813
Evansville, Indiana Redevelopment Authority Revenue Bonds, Series 2010
6.960% due 02/01/2034	7,630	7,767
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,500	1,532
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,656
Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.604% due 12/01/2026	2,755	4,600

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	1,023
0.000% due 01/15/2034	5,000	951
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2010
6.540% due 12/01/2036	2,980	3,200
Fremont, California Community Facilities District No. 1 Special Tax Bonds, Series 2001
6.300% due 09/01/2031	5,000	4,846
Fremont, California Community Facilities District No. 1 Special Tax Bonds, Series 2005
5.300% due 09/01/2030	1,250	1,076
Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	68,900	66,528
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	18,535
5.000% due 06/01/2038	45,000	40,838
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (g)	7,000	4,472
5.000% due 06/01/2033	25,700	19,682
5.125% due 06/01/2047	37,000	23,750
5.750% due 06/01/2047	67,100	47,905
Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	3,918
7.000% due 01/01/2028	2,740	2,414
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	3,630
Huntington Beach, California Community Facilities District Special Tax Bonds, Series 2002
6.300% due 09/01/2032	1,750	1,610
Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,185
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	930
Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,075
5.750% due 05/15/2031	2,000	1,743
6.000% due 11/15/2037 (a)	1,500	525
7.000% due 12/01/2037 (a)	3,481	696
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	841
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	45,400	49,691
5.750% due 07/01/2033	10,500	11,647
Illinois State General Obligation Bonds, Series 2010
6.630% due 02/01/2035	58,000	54,639
6.725% due 04/01/2035	79,400	75,542
6.900% due 03/01/2035	4,700	4,543

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	400	401
3.321% due 01/01/2013	1,100	1,096
4.071% due 01/01/2014	113,000	111,702
4.421% due 01/01/2015	100,000	99,441
4.790% due 04/01/2016	16,800	16,790
5.090% due 04/01/2017	25,300	25,241
5.297% due 04/01/2018	27,000	26,925
5.547% due 04/01/2019	9,900	9,951
Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.185% due 06/01/2026	2,315	3,324
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030	60,000	18,098
0.000% due 12/15/2032	55,000	14,531
0.000% due 12/15/2033	50,000	12,252
0.000% due 06/15/2038	2,460	449
Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	34,200	37,550
Illinois State Toll Highway Authority Revenue Bonds, Series 2009
5.851% due 12/01/2034	20,000	20,368
6.184% due 01/01/2034	10,800	11,197
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027	2,715	2,835
4.750% due 01/15/2028	2,000	2,075
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	4,000	3,951
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	38,000	40,955
Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900	1,746
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	22,500	24,195
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	13,615
6.500% due 06/01/2023	46,270	39,876
Jurupa, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900	660
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	20,280	20,638
Kings Canyon, California Joint Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	865
Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 02/01/2019	5,000	3,720
0.000% due 02/01/2020	5,000	3,557
0.000% due 02/01/2022	5,690	3,669

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039	90,000	101,416
7.100% due 06/01/2039	33,000	34,320
7.263% due 06/01/2034	47,500	49,851
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2010
5.650% due 03/01/2035	15,085	14,949
5.700% due 03/01/2040	10,885	10,779
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	419
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	592	599
Los Angeles, California Community Redevelopment Agency Tax Allocation Bonds, Series 2001
5.875% due 09/01/2026	520	464
6.000% due 09/01/2031	325	280
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	58,000	59,796
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
6.166% due 07/01/2040	39,690	39,668
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2005
17.988% due 07/01/2013	12,500	13,740
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,295	6,401
4.500% due 07/01/2023	27,780	27,962
4.500% due 07/01/2024	27,490	27,377
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	34,250	33,736
4.500% due 01/01/2028	33,540	31,788
Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	71,985	70,560
5.755% due 07/01/2029	2,500	2,474
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	69,400	71,637
6.758% due 07/01/2034	69,100	75,817
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	18,897
Manhattan Beach, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	425
Manteca, California Unified School District Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	856
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	35,533
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.190% due 08/01/2032	250	259

Michigan City, Indiana Area-Wide School Building Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 01/15/2021	2,500	1,583
0.000% due 07/15/2021	1,000	622
0.000% due 01/15/2022	1,000	598
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (q)	110	101
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	637
5.000% due 09/01/2036	1,500	1,040
Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,440	1,292
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	320	246
Michigan State University Revenue Bonds, Series 2010
6.173% due 02/15/2050	50,000	52,950
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250	954
Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,438
Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.313% due 01/01/2033	10,000	10,588
Mississippi State Development Bank Special Obligation Revenue Notes, (AMBAC Insured), Series 2007
5.190% due 07/01/2010	1,000	1,000
Missouri State University Place Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	364
Monrovia, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2031	2,385	2,493
Montclair, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2001
5.300% due 10/01/2030	5,820	5,410
Montebello, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2024	1,485	667
Montebello, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	669
0.000% due 08/01/2025	2,830	1,158
0.000% due 08/01/2027	2,775	980
Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	3,642
Morgan Hill, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2023	2,400	1,484

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	1,288
Naugatuck, Connecticut General Obligation Bonds, (FSA-CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	164
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	44,800	46,862
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 07/01/2030	9,650	9,816
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	2,210	2,186
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	103,600	103,474
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,644
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	11,786
5.000% due 06/01/2041	32,755	21,478
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	25,000	26,389
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	655	799
New York City, New York General Obligation Bonds, Series 2009
5.985% due 12/01/2036	7,310	7,843
6.435% due 12/01/2035	4,900	5,087
6.491% due 03/01/2021	190	215
New York City, New York General Obligation Bonds, Series 2010
5.968% due 03/01/2036	45,000	46,021
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.124% due 06/15/2042	85,000	85,524
6.491% due 06/15/2042	18,000	18,832
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	25,000	25,156
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	7,382
New York State Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	15,265	12,546
New York State Dormitory Authority Revenue Bonds, (NPFGC-FHA Insured), Series 2001
5.400% due 02/01/2031	85	88
New York State Dormitory Authority Revenue Bonds, Series 2009
5.427% due 03/15/2039	25,000	24,638
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
10.088% due 09/15/2029	13,810	17,071
New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
9.268% due 07/15/2012	6,820	8,008

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	1,020	1,246
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
5.989% due 11/15/2030	40,000	41,823
6.089% due 11/15/2040	40,000	41,825
6.548% due 11/15/2031	27,525	29,372
6.648% due 11/15/2039	80,000	85,407
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	435
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	19,405
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	54,000	54,986
Newark, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	3,245	1,283
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	724
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,283
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	36,200	38,835
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	1,049
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	75	81
North Texas State Tollway Authority Revenue Bonds, Series 2010
8.910% due 02/01/2030	45,000	44,912
Northern California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	9,228
Oakland, California General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
5.000% due 01/15/2027	5,670	5,759
5.000% due 01/15/2032	11,135	11,177
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	86,000	89,911
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	8,286
5.875% due 06/01/2030	13,800	10,845
5.875% due 06/01/2047	382,600	274,699
6.500% due 06/01/2047	9,000	7,102
Orange County, California Sanitation District Revenue Bonds, Series 2010
5.580% due 02/01/2040	29,530	29,156
Orange County, Florida Housing Finance Authority Revenue Bonds, Series 2002
5.250% due 01/01/2028	1,000	1,014
Oregon State Department of Administrative Services Certificate of Participation Bonds, Series 2010
6.130% due 05/01/2030	16,025	16,200
6.180% due 05/01/2035	18,170	18,381

Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	383
0.000% due 12/01/2031	1,230	365
0.000% due 12/01/2032	1,225	341
Paramount, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 09/01/2023	1,750	850
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
6.532% due 06/15/2039	32,000	33,307
Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039	900	968
Perris, California Public Financing Authority Tax Allocation Bonds, Series 2002
5.375% due 10/01/2020	780	809
5.625% due 10/01/2031	1,800	1,775
Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030	7,000	7,446
6.765% due 06/01/2040	25,000	27,074
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	949
5.500% due 07/01/2037	5,000	4,223
Placer County, California Union High School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2033	10,150	2,389
Poway, California Unified School District Special Tax Bonds, Series 2002
5.600% due 09/01/2033	2,000	1,891
6.050% due 09/01/2025	2,285	2,300
6.125% due 09/01/2033	7,600	7,475
Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,700	1,549
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,263
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	4,649
0.000% due 08/01/2054	77,000	4,347
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,056
Rancho Cucamonga, California Community Facilities District Special Tax Bonds, Series 2001
6.375% due 09/01/2031	2,000	2,007
Rhode Island State Convention Center Authority Revenue Bonds, (FSA Insured), Series 2006
6.060% due 05/15/2035	165	165
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,703
Richmond, California Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2030	1,500	602

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	20,000	21,242
7.200% due 08/01/2039	35,000	39,125
Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	76
Rocklin, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,610	1,291
0.000% due 08/01/2024	5,000	2,308
0.000% due 08/01/2025	4,000	1,710
0.000% due 08/01/2026	4,000	1,593
0.000% due 08/01/2027	4,500	1,671
Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	5,115	4,981
Sacramento, California Special Tax Bonds, Series 1999
5.700% due 09/01/2023	2,945	2,923
Sacramento, California Special Tax Bonds, Series 2001
6.100% due 09/01/2021	655	661
6.150% due 09/01/2026	1,240	1,244
Salinas, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 10/01/2023	485	231
San Antonio, Texas General Obligation Bonds, Series 2010
6.038% due 08/01/2040	10,500	10,760
San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	50,000	54,224
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006
5.600% due 09/01/2021 (q)	2,090	2,034
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	51,880	40,602
San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2010
6.000% due 11/01/2040	10,000	10,179
San Francisco, California City & County Revenue Bonds, Series 2010
5.500% due 10/01/2029	9,180	8,862
5.600% due 10/01/2030	9,520	9,228
5.820% due 10/01/2040	19,315	18,920
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2023	1,770	890
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2025	10,895	4,789
0.000% due 08/01/2026	12,215	5,021
San Mateo, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,455
San Mateo, California Union High School District General Obligation Bonds, Series 2010
6.733% due 09/01/2034	15,745	16,599

Santa Ana, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	971
0.000% due 08/01/2028	3,520	1,176
0.000% due 08/01/2030	2,500	713
0.000% due 08/01/2031	3,780	978
0.000% due 08/01/2032	3,770	913
Santa Clarita, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2007
4.750% due 08/01/2037	4,665	4,623
Santa Margarita, California Water District Special Tax Bonds, Series 1999
6.250% due 09/01/2029	4,005	4,022
Santa Monica, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	839
0.000% due 08/01/2027	3,550	1,381
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	4,179
Seminole County, Florida Revenue Bonds, Series 2010
6.443% due 10/01/2040	34,600	36,241
Shasta, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	452
Signal Hill, California Redevelopment Agency Tax Allocation Bonds, (NPFGC-FGIC Insured), Series 2006
5.581% due 10/01/2016	170	172
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	540
Southbridge, Massachusetts Associates LLC Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	31,105	35,382
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.906% due 07/01/2025	9,000	9,321
6.538% due 07/01/2039	40,000	42,159
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	27,079
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	560
Spanish Fork, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	623
Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029	8,000	8,427
St. Louis, Missouri Industrial Development Authority Revenue Bonds, (GNMA Insured), Series 2002
5.125% due 12/20/2029	1,500	1,514
5.125% due 12/20/2030	1,500	1,517
Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,293
0.000% due 08/01/2024	2,705	1,249
0.000% due 05/01/2027	2,000	753

Stanislaus County, California Modesto High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	856
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	5,338
Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038	47,000	49,477
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	5,000	4,300
Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,670	2,281
Temecula, California Public Financing Authority Community Facilities District No. 3-1 Special Tax Bonds, Series 2003
6.000% due 09/01/2033	2,000	1,897
Texas State General Obligation Bonds, Series 2009
5.517% due 04/01/2039	19,625	20,888
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
15.803% due 02/15/2032	4,690	6,232
18.573% due 02/15/2028	5,565	7,928
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF-GTD Insured), Series 2008
13.390% due 02/15/2012	3,985	4,393
Texas State Leander Independent School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,000	529
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	5,983
0.000% due 08/15/2025	19,990	7,740
Tracy, California Community Facilities District Special Tax Bonds, Series 2002
6.000% due 09/01/2027	995	940
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,400	1,309
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	983
University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	10,000	10,112
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	4,000	4,028
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	2,000	2,135
University of California Revenue Bonds, Series 2009
5.770% due 05/15/2043	18,700	19,137
University of Toledo, Ohio Revenue Bonds, Series 2009
7.100% due 06/01/2026	5,000	5,252
7.875% due 06/01/2031	7,000	7,259

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,092
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	229
Utah State Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2029	10,000	3,638
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	480	526
Victor, California Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	507
0.000% due 08/01/2026	2,410	944
Victoria, Texas General Obligation Bonds, Series 2009
6.124% due 08/15/2030	5,000	5,113
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	2,800
5.750% due 09/01/2042	2,000	1,834
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,165
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (g)	11,000	6,889
Vista, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	1,000	401
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	303
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	6,949
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,311
Washington State Port of Seattle Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	12,877
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,158
Weber County, Utah Revenue Bonds, Series 1999
5.000% due 08/15/2030	1,750	1,755
West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	20,115	22,622
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	160,540	119,768
Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,500	5,962
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250	1,908

Yuba City, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	851

Total Municipal Bonds & Notes (Cost $6,388,993)		6,716,620

U.S. GOVERNMENT AGENCIES 15.8%
Bolivia Government AID Bond
0.375% due 02/01/2019	4,237	4,008
Fannie Mae
0.000% due 10/09/2019	13,300	8,248
0.000% due 04/25/2018 - 08/25/2023 (d)	29	27
0.407% due 07/25/2037	1,388	1,267
0.467% due 03/25/2034	254	253
0.477% due 03/25/2036	12,697	11,858
0.497% due 08/25/2034	140	132
0.547% due 05/25/2035 - 10/27/2037	101,179	101,020
0.587% due 06/25/2032	40	40
0.597% due 03/25/2035	59	59
0.647% due 02/25/2032	39	39
0.657% due 04/25/2037	202,674	201,472
0.667% due 06/25/2037	50	49
0.697% due 07/25/2021 - 03/25/2044	6,224	6,004
0.747% due 06/25/2029 - 11/25/2036	19,168	19,158
0.748% due 04/18/2028	139	140
0.757% due 09/25/2035	48,964	48,237
0.792% due 02/25/2037	62,642	61,965
0.797% due 10/25/2030 - 09/25/2037	1,229	1,241
0.798% due 10/18/2030	974	982
0.825% due 08/25/2021 - 03/25/2022	28	28
0.847% due 03/25/2017 - 07/25/2034	1,441	1,447
0.851% due 04/25/2038	159,482	158,962
0.898% due 12/18/2031	386	389
0.947% due 05/25/2030	426	425
0.975% due 11/25/2013 - 08/25/2022	84	84
0.997% due 05/25/2030	426	429
1.000% due 09/25/2023	1	1
1.025% due 10/25/2023 - 03/25/2024	2,457	2,480
1.047% due 06/25/2040	171,266	171,149
1.077% due 06/25/2040	37,164	37,170
1.097% due 06/25/2040	83,607	84,110
1.125% due 07/30/2012	200,000	201,469
1.175% due 01/25/2022	36	36
1.205% due 01/25/2022	86	87
1.225% due 12/25/2021	39	40
1.247% due 04/25/2032	52	53
1.275% due 04/25/2021	5	5
1.375% due 04/25/2023	257	262
1.381% due 04/01/2027	34	35
1.616% due 03/01/2044	672	689
1.621% due 07/01/2042 - 10/01/2044	31,922	31,999
1.622% due 12/01/2044	6,803	6,863
1.627% due 10/01/2044	21,369	21,115

1.634% due 07/01/2044	2,077	2,063
1.671% due 09/01/2041	51	52
1.696% due 04/01/2027	39	41
1.750% due 05/07/2013	484,800	494,136
1.821% due 10/01/2030 - 10/01/2040	3,800	3,861
1.852% due 09/01/2035	152	155
1.880% due 01/01/2021	16	17
1.911% due 10/01/2034	2,233	2,307
1.920% due 11/01/2023	30	31
1.938% due 03/01/2034	7,866	8,147
2.000% due 02/01/2020	9	10
2.002% due 02/01/2034	67	69
2.256% due 06/01/2021 - 02/01/2022	583	599
2.272% due 09/01/2022	106	108
2.310% due 05/01/2023	138	139
2.360% due 05/01/2024	13	14
2.369% due 12/01/2020	431	444
2.370% due 05/01/2035	355	366
2.371% due 05/01/2034	586	609
2.385% due 11/01/2035	6,349	6,502
2.386% due 01/01/2020	465	480
2.413% due 10/01/2024	24	25
2.421% due 08/01/2025	846	879
2.440% due 12/01/2023	183	189
2.468% due 03/01/2019	660	681
2.470% due 04/01/2027	3	3
2.475% due 05/01/2022	10	10
2.489% due 02/01/2035	752	779
2.506% due 03/01/2033	221	230
2.507% due 04/01/2033	85	89
2.533% due 05/01/2033	273	281
2.550% due 03/01/2035	67	69
2.555% due 05/01/2024	76	79
2.565% due 11/01/2023	139	145
2.571% due 06/01/2034	27	28
2.575% due 12/01/2023 - 06/01/2024	243	253
2.585% due 12/01/2034	310	321
2.586% due 01/01/2035	11,025	11,419
2.592% due 04/01/2024	241	242
2.596% due 06/01/2035	1,957	2,045
2.609% due 03/01/2035	1,501	1,569
2.611% due 11/01/2025	138	144
2.614% due 01/01/2035	326	337
2.615% due 05/01/2030 - 01/01/2035	16,383	16,933
2.619% due 05/01/2025	214	223
2.627% due 12/01/2034	291	300
2.635% due 01/01/2035	14,445	14,918
2.648% due 12/01/2034	118	121
2.659% due 11/01/2034	3,239	3,343
2.662% due 08/01/2033	29	30
2.668% due 11/01/2025 - 11/01/2035	4,777	4,972
2.669% due 03/01/2025	666	694
2.672% due 05/01/2035	4,620	4,834
2.673% due 08/01/2027	1,224	1,278
2.690% due 11/01/2025	68	70
2.695% due 02/01/2035	96	100
2.699% due 06/01/2030	102	102
2.702% due 07/01/2024	290	302
2.741% due 10/01/2034	2,537	2,618

2.750% due 02/01/2024	57	59
2.754% due 01/01/2026	137	143
2.755% due 02/01/2035	4,150	4,347
2.757% due 09/01/2035	2,267	2,354
2.779% due 05/01/2035	18,842	19,572
2.780% due 08/01/2026	104	109
2.788% due 03/01/2036	365	384
2.790% due 08/01/2032	72	75
2.791% due 02/01/2036	395	412
2.793% due 07/01/2035	159	166
2.810% due 02/01/2035	3,683	3,851
2.812% due 11/01/2025	130	136
2.816% due 04/01/2027	50	52
2.817% due 11/01/2034	4,269	4,462
2.823% due 11/01/2034	3,325	3,402
2.829% due 09/01/2017	480	500
2.833% due 05/01/2035	28,912	30,098
2.835% due 11/01/2023	15	15
2.844% due 06/01/2033	118	123
2.846% due 06/01/2035	8,943	9,314
2.865% due 10/01/2024	97	101
2.866% due 10/01/2034	558	572
2.874% due 12/01/2024	16	17
2.885% due 02/01/2035 - 05/25/2035	33,023	34,520
2.891% due 12/01/2034	119	124
2.907% due 12/01/2027	263	275
2.911% due 10/01/2027	98	103
2.917% due 12/01/2025	284	299
2.925% due 11/01/2034	68	71
2.930% due 12/01/2034	53	55
2.931% due 02/01/2027	259	271
2.945% due 06/01/2025	69	73
2.947% due 06/01/2035	1,248	1,313
2.972% due 04/01/2026	15	16
2.975% due 12/01/2026	12	13
2.981% due 12/01/2034	1,756	1,833
2.990% due 04/01/2034	319	330
2.997% due 11/01/2032	98	102
3.011% due 12/01/2033	424	443
3.012% due 09/01/2024	94	96
3.015% due 09/01/2029	11	12
3.021% due 07/01/2033	18	19
3.036% due 03/01/2033	133	135
3.043% due 12/01/2022	27	29
3.044% due 06/01/2025	336	352
3.050% due 10/01/2020	28	28
3.051% due 02/01/2035	3,898	4,063
3.054% due 12/01/2025	169	177
3.058% due 09/01/2035	12,823	13,080
3.076% due 09/01/2034	1,241	1,265
3.085% due 03/01/2026	51	53
3.095% due 07/01/2026	11	11
3.105% due 09/01/2023	134	139
3.109% due 10/01/2020	16	16
3.111% due 05/01/2026	48	50
3.118% due 09/01/2024	130	135
3.125% due 10/01/2024	4	4
3.130% due 02/01/2028	57	60
3.132% due 10/01/2034	5,378	5,590
3.143% due 07/01/2017	661	678
3.144% due 11/01/2031	179	187
3.145% due 11/01/2025	25	25
3.171% due 10/01/2023	20	21

3.178% due 08/01/2027	902	945
3.182% due 11/01/2034	1,939	2,022
3.187% due 11/01/2035	687	716
3.201% due 12/01/2018	30	31
3.204% due 12/01/2030	13	14
3.219% due 09/01/2034	18,052	18,743
3.220% due 07/01/2019 - 07/01/2026	21	21
3.242% due 09/01/2035	9,089	9,478
3.250% due 08/01/2024 - 11/01/2026	127	129
3.254% due 03/01/2034	7,872	8,233
3.276% due 12/01/2023	55	57
3.289% due 11/01/2024	1,601	1,638
3.297% due 09/01/2035	2,139	2,238
3.300% due 08/01/2031	124	128
3.330% due 08/01/2035	7,344	7,664
3.345% due 07/01/2035	4,157	4,311
3.348% due 02/01/2028	518	526
3.418% due 01/01/2036	614	644
3.419% due 09/01/2019	575	585
3.432% due 07/01/2035	2,899	2,995
3.453% due 12/01/2035	20	21
3.473% due 08/01/2027	32	33
3.500% due 11/01/2027	46	47
3.524% due 02/01/2033	2	2
3.533% due 10/01/2026	10	11
3.558% due 07/01/2034	4,072	4,167
3.613% due 08/01/2023	55	56
3.750% due 01/01/2018	84	85
3.823% due 06/01/2023	86	87
3.905% due 05/01/2030	12	12
3.930% due 09/01/2014	14	14
3.955% due 07/01/2021	30	30
4.000% due 11/01/2010 - 07/01/2040	27,769	28,145
4.100% due 12/17/2018	1,250,000	1,270,222
4.129% due 07/01/2019	74	74
4.150% due 12/17/2018	900,000	913,595
4.154% due 08/01/2035	1,424	1,481
4.200% due 05/01/2021	9	9
4.204% due 06/01/2035	15,109	15,570
4.215% due 11/01/2019	139	140
4.220% due 06/01/2035	200	204
4.332% due 09/01/2033	165	172
4.345% due 04/01/2034	18	18
4.375% due 04/01/2017	30	30
4.403% due 08/01/2035	921	959
4.407% due 09/01/2035	244	253
4.445% due 02/01/2028	30	31
4.446% due 07/01/2035	2,506	2,584
4.490% due 06/01/2015	127	130
4.500% due 10/01/2010 - 09/01/2040	7,708,878	7,975,642
4.543% due 10/01/2019	139	145
4.565% due 09/01/2021	12	12
4.646% due 06/01/2035	3,031	3,048
4.676% due 07/01/2024	118	124
4.680% due 12/01/2012 - 12/01/2036	1,222	1,284
4.689% due 11/01/2035	20,030	20,895
4.727% due 09/01/2028	242	252
4.733% due 04/01/2018	146	153
4.742% due 04/01/2038	33	34

4.750% due 08/01/2035	686	715
4.755% due 03/01/2035	95	99
4.770% due 11/01/2012	49	52
4.776% due 12/01/2017	628	658
4.795% due 08/01/2035	3,646	3,794
4.800% due 11/01/2035	13,272	13,878
4.820% due 06/01/2023	19	19
4.825% due 02/01/2020	40	41
4.848% due 07/01/2035	2,897	2,992
4.862% due 04/01/2013	49	53
4.870% due 05/01/2013	125	133
4.883% due 08/01/2035	53	55
4.891% due 04/01/2035	3,091	3,251
4.914% due 10/01/2027 - 09/01/2034	1,235	1,285
4.941% due 03/01/2035	324	340
5.000% due 03/02/2015 - 03/25/2037	15,245	16,008
5.025% due 11/01/2022	18	18
5.036% due 03/01/2024	24	25
5.057% due 06/01/2035	2,721	2,905
5.118% due 10/01/2035	2,280	2,434
5.126% due 09/01/2035	3,336	3,565
5.147% due 08/01/2035	2,685	2,870
5.148% due 11/01/2035	2,151	2,298
5.151% due 08/01/2035	2,311	2,472
5.157% due 02/01/2016	193	214
5.162% due 09/01/2035	2,723	2,908
5.164% due 11/01/2010	25	25
5.170% due 07/01/2035	2,889	3,091
5.171% due 11/01/2035	2,843	3,037
5.176% due 10/01/2035	2,284	2,437
5.198% due 08/01/2035	2,204	2,358
5.202% due 10/01/2035	3,608	3,859
5.203% due 05/01/2023	372	383
5.223% due 07/01/2035	2,251	2,404
5.225% due 09/01/2035	2,032	2,160
5.227% due 06/01/2029	67	69
5.233% due 12/01/2035	2,846	3,045
5.239% due 08/01/2027	81	84
5.244% due 07/01/2035	1,852	1,982
5.247% due 09/01/2035	3,023	3,231
5.250% due 08/01/2012	110	119
5.265% due 11/01/2035	13	14
5.273% due 10/01/2035	3,446	3,682
5.280% due 09/01/2035	44	47
5.290% due 11/25/2033	1,149	1,233
5.310% due 08/25/2033	3,614	3,879
5.312% due 02/01/2021	60	61
5.328% due 02/01/2021 - 10/01/2035	3,173	3,398
5.345% due 11/01/2035	4,087	4,377
5.360% due 01/01/2036	62	66
5.366% due 11/01/2035	3,190	3,419
5.370% due 08/25/2043	2,341	2,488
5.372% due 01/01/2036	2,417	2,588
5.375% due 07/15/2016 - 03/01/2023	427	487
5.410% due 09/01/2012	279	298
5.429% due 08/01/2022	894	897
5.438% due 05/01/2036	1,318	1,389
5.445% due 12/01/2017	4	4
5.459% due 01/01/2037	409	434
5.479% due 01/01/2037	387	411

5.500% due 02/01/2012 - 08/01/2040	3,687,726	3,972,198
5.501% due 09/01/2021	7	8
5.527% due 01/01/2036	1,423	1,521
5.537% due 03/01/2036	2,034	2,184
5.580% due 02/01/2036	3,909	4,200
5.610% due 03/01/2036	1,258	1,344
5.634% due 12/01/2035	2,049	2,206
5.642% due 05/01/2037	55	59
5.676% due 02/01/2036 - 03/01/2036	2,904	3,122
5.691% due 09/01/2036	8	8
5.722% due 03/01/2036	2,775	2,988
5.750% due 01/01/2020 - 08/25/2034	1,966	2,116
5.753% due 06/25/2037 (b)	8,100	692
5.754% due 04/01/2036	11	12
5.775% due 09/01/2037	26	28
5.780% due 09/01/2012	466	501
5.790% due 10/01/2017	388	431
5.800% due 02/09/2026 (n)	50,000	51,392
5.813% due 03/01/2023	232	232
5.828% due 12/01/2036	160	170
5.836% due 06/01/2036	579	624
5.862% due 07/01/2032	81	87
5.903% due 05/25/2037 - 06/25/2037 (b)	15,242	1,184
5.912% due 10/01/2011	456	473
5.915% due 02/01/2012	756	797
5.930% due 06/01/2022	32	33
5.950% due 02/25/2044	655	718
5.975% due 02/01/2012	402	425
5.981% due 11/01/2011	121	126
6.000% due 05/15/2011 - 10/25/2044	12,449,902	13,536,953
6.007% due 09/01/2036	37	40
6.091% due 05/01/2011	492	500
6.112% due 02/01/2012	482	512
6.160% due 08/01/2017	153	172
6.200% due 05/01/2011 - 01/01/2012	612	636
6.250% due 02/01/2011 - 02/25/2029	39,382	40,767
6.253% due 06/25/2037 (b)	7,613	716
6.280% due 06/15/2027	166,000	177,454
6.281% due 03/01/2023	591	619
6.290% due 02/25/2029	500	575
6.300% due 10/17/2038	8,663	9,773
6.303% due 07/25/2037 (b)	9,286	868
6.305% due 05/01/2011	315	320
6.390% due 05/25/2036	8,679	9,827
6.480% due 01/01/2011	237	236
6.500% due 07/01/2011 - 02/25/2047	211,073	234,168
6.641% due 05/01/2014	49	50
6.730% due 06/01/2022	13	14
6.745% due 02/01/2018	38	39
6.750% due 10/25/2023	236	265
6.795% due 11/01/2021	39	39
6.900% due 05/25/2023	37	41
6.960% due 07/01/2019	163	183
6.961% due 12/01/2010	213	211
7.000% due 12/01/2010 - 01/25/2048	18,305	20,210

7.078% due 08/25/2037	725	791
7.153% due 09/25/2038 (b)	4,009	426
7.250% due 01/01/2023	707	804
7.360% due 04/01/2011	278	285
7.375% due 05/25/2022	838	930
7.500% due 11/01/2010 - 07/25/2041	4,624	5,294
7.507% due 03/25/2039	46	47
7.750% due 01/25/2022	1,249	1,402
7.780% due 01/01/2018	1,973	2,291
7.800% due 10/25/2022 - 06/25/2026	211	232
8.000% due 12/01/2010 - 07/01/2032	3,402	3,825
8.000% due 08/18/2027 (b)	8	2
8.060% due 04/01/2030	1,657	1,968
8.080% due 04/01/2030	912	1,084
8.200% due 04/25/2025	3	4
8.490% due 06/01/2025	825	1,000
8.500% due 06/01/2012 - 10/01/2032	2,715	3,133
8.750% due 01/25/2021	164	189
9.000% due 04/01/2017 - 11/01/2025	1,129	1,291
9.215% due 09/25/2028	290	290
9.250% due 04/25/2018	16	18
9.300% due 05/25/2018 - 08/25/2019	52	59
9.500% due 06/25/2018 - 03/01/2026	609	705
10.000% due 11/01/2013 - 05/01/2022	102	115
10.500% due 11/01/2013 - 04/01/2022	16	18
11.000% due 11/01/2013 - 11/01/2020	99	113
11.292% due 09/25/2033	321	322
11.500% due 08/20/2016 - 11/01/2019	3	4
14.750% due 08/01/2012	4	5
15.000% due 10/15/2012	12	13
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011 - 08/01/2012	4	4
16.000% due 09/01/2012	6	6
903.212% due 08/25/2021 (b)	0	4
1000.000% due 04/25/2022	0	3
Farmer Mac
8.008% due 01/25/2012	225	225
Federal Farm Credit Bank
4.500% due 10/17/2012	1,900	2,056
Federal Home Loan Bank
0.875% due 08/22/2012	77,100	77,233
1.125% due 05/18/2012	84,000	84,673
1.375% due 06/08/2012	154,600	156,558
4.125% due 08/13/2010	70	70
4.750% due 12/12/2014	100	112
5.000% due 03/14/2014	70	79
5.625% due 06/13/2016	175	188
Federal Housing Administration
1.000% due 08/01/2020	363	364
6.780% due 07/25/2040	7,114	7,181
6.880% due 02/01/2041	10,829	10,930

6.896% due 07/01/2020	8,148	8,113
6.960% due 05/01/2016	193	193
6.997% due 09/01/2019	38	37
7.110% due 05/01/2019	1,637	1,635
7.315% due 08/01/2019	3,170	3,167
7.350% due 04/01/2019 - 11/01/2020	532	531
7.375% due 02/01/2018	130	130
7.380% due 04/01/2041	2,354	2,370
7.400% due 01/25/2020	940	938
7.430% due 10/01/2018 - 06/01/2024	7,497	7,514
7.430% due 12/01/2018 (a)	2,341	2,323
7.450% due 05/01/2021	2,120	2,119
7.460% due 01/01/2023	79	79
7.465% due 11/01/2019	1,703	1,709
7.500% due 03/01/2032	3,030	3,033
7.580% due 12/01/2040	7,048	7,073
7.630% due 08/01/2041	16,930	17,146
7.780% due 11/01/2040	7,050	7,134
8.250% due 01/01/2041	4,521	4,580
Freddie Mac
0.298% due 12/21/2011	100,000	99,974
0.387% due 12/25/2036	11,744	11,675
0.500% due 07/15/2019	18,855	18,798
0.590% due 05/15/2036	62	62
0.600% due 07/15/2034	588	593
0.607% due 08/25/2031	361	336
0.700% due 12/15/2029 - 06/15/2031	4,681	4,678
0.750% due 06/15/2018 - 03/15/2035	34,946	34,492
0.800% due 06/15/2023 - 12/15/2031	84	84
0.850% due 06/15/2030 - 12/15/2032	417	418
1.000% due 08/28/2012	225,000	226,057
1.125% due 07/27/2012	139,300	140,385
1.347% due 05/25/2043	10,715	9,815
1.375% due 02/15/2021	14	14
1.621% due 10/25/2044 - 02/25/2045	45,406	45,939
1.821% due 07/25/2044	4,877	4,960
1.875% due 04/01/2017	4	4
2.020% due 10/25/2023	763	806
2.125% due 03/23/2012 - 12/01/2016	77,199	79,155
2.141% due 06/01/2022	17	18
2.217% due 03/01/2024	213	222
2.282% due 03/01/2035	2,450	2,540
2.291% due 09/01/2023	156	163
2.415% due 06/01/2033	343	358
2.452% due 02/01/2018	99	103
2.500% due 06/01/2017 - 01/01/2019	3	3
2.525% due 06/01/2020	74	76
2.526% due 04/01/2023	12	12
2.534% due 05/01/2035	24,231	25,373
2.561% due 04/01/2025	75	79
2.564% due 05/01/2023	140	145
2.592% due 12/01/2022	14	15
2.601% due 06/01/2022	365	380
2.605% due 05/01/2023	25	25
2.606% due 10/01/2023	51	53

2.611% due 02/01/2023	74	77
2.615% due 11/01/2026	318	330
2.628% due 05/01/2023	62	64
2.631% due 01/01/2034	5,056	5,252
2.633% due 06/01/2022	102	106
2.711% due 04/01/2025	2	2
2.750% due 12/01/2023	113	118
2.760% due 04/01/2025	12	13
2.761% due 07/01/2025	482	504
2.768% due 09/01/2028	3	3
2.794% due 09/01/2023	475	495
2.803% due 06/01/2024	411	429
2.807% due 07/01/2023	209	216
2.809% due 04/01/2029	123	128
2.820% due 04/01/2024	585	612
2.829% due 02/01/2025	17	17
2.856% due 11/01/2028	448	468
2.860% due 08/01/2023	424	443
2.871% due 08/01/2023 - 10/01/2026	1,225	1,280
2.872% due 07/01/2024	55	58
2.874% due 08/01/2035	253	263
2.876% due 01/01/2024	33	35
2.885% due 03/01/2035	22	23
2.900% due 02/01/2026	381	399
2.934% due 10/01/2024	135	141
2.940% due 11/01/2023	162	169
2.953% due 07/01/2023	57	59
2.972% due 07/01/2032	2	2
2.975% due 07/01/2020	122	127
2.985% due 07/01/2027	21	22
2.990% due 11/01/2023	2	2
2.997% due 06/01/2030	368	385
3.001% due 06/01/2024	235	246
3.004% due 02/01/2036	758	794
3.023% due 06/01/2021	340	356
3.066% due 01/01/2028	20	21
3.077% due 10/01/2023	135	141
3.103% due 10/01/2023	145	151
3.110% due 07/01/2022 - 06/01/2035	3,556	3,700
3.117% due 08/01/2023	1	1
3.138% due 07/01/2030	799	830
3.140% due 08/01/2023	89	93
3.155% due 10/01/2023	256	266
3.223% due 08/01/2023	76	79
3.240% due 09/01/2023	67	69
3.242% due 08/01/2035	759	786
3.280% due 02/01/2019	118	121
3.282% due 09/01/2023	336	348
3.294% due 10/01/2023	102	105
3.308% due 07/01/2019	188	195
3.321% due 09/01/2035	10,469	10,949
3.406% due 08/01/2035	53	55
3.413% due 05/01/2021	1,076	1,102
3.429% due 12/01/2026	583	597
3.432% due 11/01/2034	117	122
3.435% due 03/01/2022	969	993
3.439% due 08/01/2023	41	43
3.465% due 07/01/2033	27	28
3.483% due 07/01/2035	11,557	11,893
3.498% due 09/01/2035	69	71
3.500% due 06/01/2019 - 07/15/2032	1,423	1,444

3.641% due 08/15/2032	3,800	3,885
3.662% due 07/01/2032	81	83
3.736% due 12/01/2018	234	237
3.740% due 01/01/2022	76	78
3.750% due 11/15/2017	669	687
3.989% due 05/01/2022	23	23
4.000% due 04/01/2011 - 09/01/2033	4,876	5,171
4.012% due 01/01/2021	38	39
4.125% due 12/21/2012	49,800	53,799
4.138% due 09/01/2023	26	27
4.230% due 10/25/2023	153	153
4.259% due 07/01/2035	35	36
4.265% due 05/01/2020	58	59
4.310% due 01/01/2035	463	480
4.480% due 02/01/2021	6	6
4.500% due 12/01/2010 - 05/15/2039	14,162	14,320
4.530% due 01/01/2019	49	51
4.665% due 03/01/2035	743	777
4.825% due 10/01/2035	2,812	2,938
4.846% due 11/01/2035	22,314	22,943
4.848% due 10/01/2035	39,990	41,658
4.850% due 10/01/2035	19,613	20,486
4.863% due 10/01/2035	17,524	18,316
4.875% due 09/01/2018	50	52
4.904% due 09/01/2035	62	65
4.926% due 04/01/2029	32	33
4.932% due 11/01/2035	16,191	16,900
4.940% due 10/01/2022	43	44
4.947% due 10/01/2035	17,301	18,032
5.000% due 11/01/2010 - 02/01/2038	60,482	63,201
5.005% due 03/01/2021	488	511
5.064% due 05/01/2018	210	214
5.067% due 07/01/2019	4	5
5.075% due 01/01/2019	1	1
5.098% due 10/01/2035	3,284	3,503
5.105% due 05/01/2018	48	51
5.111% due 09/01/2035	99	102
5.132% due 01/01/2036	12	13
5.221% due 05/01/2037	299	314
5.225% due 05/01/2018	182	186
5.314% due 10/01/2020	211	218
5.315% due 09/01/2037	37	39
5.360% due 12/01/2035	1,905	2,041
5.367% due 10/01/2020	7	7
5.371% due 11/01/2035	1,914	2,053
5.468% due 02/01/2038	108	116
5.476% due 01/01/2037	564	598
5.500% due 09/01/2012 - 07/01/2047	984,304	1,052,063
5.519% due 06/01/2037	43	46
5.567% due 07/01/2036	27	28
5.596% due 12/01/2037	325	347
5.672% due 04/01/2036	9	10
5.720% due 03/01/2036	1,453	1,565
5.799% due 02/01/2037	45	48
5.805% due 05/01/2037	106	113
5.836% due 04/01/2036	1,442	1,528
5.859% due 02/01/2037	46	49
5.886% due 04/01/2036	2,446	2,635
5.900% due 02/15/2038 (b)	7,067	665
5.906% due 05/01/2020	14	14

5.950% due 06/15/2028	46,783	48,334
6.000% due 01/01/2011 - 08/01/2040	1,404,995	1,525,444
6.250% due 12/15/2028 - 01/15/2036	1,013	1,111
6.300% due 11/15/2036 (b)	58,878	6,984
6.500% due 09/01/2010 - 10/25/2043	266,621	289,183
6.750% due 09/15/2029 - 03/15/2031	74,600	98,457
6.900% due 12/01/2010	360	367
6.950% due 07/15/2021 - 08/15/2021	89	93
7.000% due 10/01/2010 - 10/25/2043	31,124	34,680
7.000% due 09/15/2023 (b)	20	4
7.400% due 02/01/2021	681	680
7.500% due 05/01/2011 - 11/01/2037	13,447	14,531
7.645% due 05/01/2025	6,211	7,016
7.800% due 09/15/2020	8	9
8.000% due 01/01/2012 - 09/15/2024	3,113	3,434
8.250% due 06/01/2016 - 06/15/2022	485	577
8.475% due 10/15/2033	664	670
8.500% due 07/01/2014 - 06/01/2030	1,745	1,850
8.750% due 12/15/2020	92	102
8.900% due 11/15/2020	622	695
9.000% due 08/01/2016 - 07/01/2030	470	491
9.000% due 05/01/2022 (b)	4	1
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	541	614
10.000% due 06/01/2017 - 03/01/2021	32	36
10.500% due 10/01/2017 - 01/01/2021	14	16
10.711% due 02/15/2036	3,299	3,352
11.000% due 06/01/2011 - 05/01/2020	25	27
13.250% due 10/01/2013	36	40
14.000% due 04/01/2016	1	2
15.500% due 08/01/2011	0	1
884.500% due 01/15/2021 (b)	0	2
1007.500% due 02/15/2022 (b)	0	4
Ginnie Mae
0.648% due 05/20/2037	191,944	189,881
0.750% due 06/16/2031 - 03/16/2032	410	412
0.800% due 11/16/2029 - 10/16/2030	539	541
0.848% due 09/20/2030	167	167
0.850% due 02/16/2030 - 04/16/2032	2,698	2,706
0.900% due 12/16/2025	81	81
0.950% due 02/16/2030	1,923	1,935
1.000% due 02/16/2030	814	818
1.298% due 03/20/2031	136	137
2.750% due 02/20/2032	971	993
3.000% due 11/20/2032	296	303

3.125% due 12/20/2018 - 10/20/2033	23,058	23,630
3.130% due 04/16/2016	708	715
3.250% due 01/20/2028 - 03/20/2030	5,871	6,014
3.375% due 02/20/2017 - 03/20/2028	18,909	19,384
3.500% due 12/20/2017 - 02/20/2034	303	311
3.625% due 07/20/2017 - 09/20/2033	29,230	30,063
3.875% due 01/20/2025	14	14
4.000% due 12/20/2015 - 08/20/2018	74	76
4.375% due 05/20/2017 - 05/20/2032	28,388	29,344
4.500% due 04/16/2028 - 06/15/2040	105,857	110,633
4.750% due 07/20/2035	1,863	1,972
5.000% due 10/20/2029 - 07/20/2034	1,227	1,272
5.196% due 10/16/2037	1,500	1,658
5.244% due 04/16/2038	1,560	1,734
5.500% due 05/15/2021 - 07/01/2040	7,148	7,716
6.000% due 03/15/2013 - 07/01/2040	923,319	1,006,200
6.250% due 03/16/2029	512	542
6.500% due 02/15/2026 - 07/15/2040	80,423	87,189
6.670% due 08/15/2040	899	907
6.750% due 06/20/2028 - 10/16/2040	36,610	41,306
7.000% due 09/15/2010 - 10/15/2034	4,970	5,273
7.500% due 06/15/2011 - 03/15/2032	5,812	6,498
7.700% due 03/15/2041	6,432	6,657
7.750% due 08/20/2025 - 12/15/2040	1,547	1,648
8.000% due 10/15/2011 - 10/20/2031	915	1,054
8.250% due 04/15/2020	66	74
8.300% due 06/15/2019	15	17
8.500% due 07/15/2016 - 04/15/2031	867	1,006
9.000% due 04/20/2016 - 01/15/2031	854	983
9.250% due 12/20/2016	1	1
9.500% due 05/15/2016 - 07/15/2025	295	338
10.000% due 02/15/2013 - 02/15/2025	301	341
10.250% due 02/20/2019	8	9
10.500% due 12/15/2015 - 09/15/2021	77	88
11.000% due 06/15/2013 - 09/15/2017	4	5
11.500% due 04/15/2013 - 10/15/2015	7	8
12.000% due 11/15/2012 - 05/15/2016	48	54
13.000% due 12/15/2012	1	1

13.500% due 12/15/2012 - 09/15/2014	7	8
15.000% due 08/15/2011 - 09/15/2012	13	15
16.000% due 01/15/2012	1	1
17.000% due 11/15/2011 - 12/15/2011	4	4
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	147	147
1.000% due 03/25/2025 - 07/25/2025	121	121
1.100% due 01/25/2019 - 11/25/2024	159	159
3.870% due 01/01/2014	840	863
4.330% due 07/01/2014	143	149
4.340% due 03/01/2024	195	206
4.504% due 02/01/2014	37	39
4.524% due 02/10/2013	3,052	3,186
4.684% due 09/10/2014	3,543	3,711
4.750% due 07/01/2025	898	962
4.754% due 08/10/2014	150	158
4.770% due 04/01/2024	876	933
4.870% due 12/01/2024	1,649	1,790
4.890% due 12/01/2023	1,057	1,138
4.930% due 01/01/2024	2,253	2,407
4.950% due 03/01/2025	1,890	2,027
4.980% due 11/01/2023	7,761	8,229
5.090% due 10/01/2025	702	758
5.110% due 05/01/2017 - 08/01/2025	1,838	1,973
5.120% due 11/01/2017	168	181
5.130% due 09/01/2023	4,876	5,230
5.136% due 08/10/2013	348	368
5.160% due 02/01/2028	2,249	2,423
5.190% due 01/01/2017 - 07/01/2024	441	474
5.200% due 11/01/2015	282	298
5.230% due 11/01/2016	322	344
5.290% due 12/01/2027	70,814	77,619
5.310% due 05/01/2027	377	412
5.340% due 11/01/2021	4,974	5,326
5.370% due 09/01/2016	288	307
5.490% due 05/01/2028	25,179	27,655
5.680% due 06/01/2028	23,771	26,367
5.725% due 09/01/2018	49,113	53,347
5.780% due 08/01/2027	78	85
5.820% due 07/01/2027	3,324	3,697
5.902% due 02/10/2018	482	536
6.030% due 02/01/2012	2,826	2,963
6.070% due 07/01/2026	1,217	1,347
6.340% due 03/01/2021	8,905	9,672
6.344% due 08/01/2011	126	132
6.640% due 02/01/2011	699	720
6.700% due 12/01/2016	2,074	2,260
6.900% due 12/01/2020	2,473	2,710
6.950% due 11/01/2016	516	553
7.060% due 11/01/2019	393	431
7.150% due 03/01/2017	939	1,025
7.190% due 12/01/2019	69	76
7.220% due 11/01/2020	614	675
7.449% due 08/01/2010	3,495	3,521
7.500% due 04/01/2017	503	552

7.630% due 06/01/2020	3,612	3,993
7.700% due 07/01/2016	66	72
Tennessee Valley Authority
5.250% due 09/15/2039	98,000	109,016
6.790% due 05/23/2012	3,000	3,337
Vendee Mortgage Trust
0.000% due 06/15/2023 (b)	18,100	212
6.500% due 09/15/2024	12,997	13,726
6.810% due 01/15/2030	1,813	1,997

Total U.S. Government Agencies (Cost $35,788,872)		36,998,800

U.S. TREASURY OBLIGATIONS 26.4%
Treasury Inflation Protected Securities (h)
1.750% due 01/15/2028	296,562	301,567
2.000% due 01/15/2026	285,898	303,007
2.125% due 02/15/2040	136,160	149,754
2.375% due 01/15/2025	341,514	379,695
2.375% due 01/15/2027	382,671	424,824
2.500% due 01/15/2029	319,835	362,638
3.625% due 04/15/2028	128,043	166,086
U.S. Treasury Bonds
3.500% due 02/15/2039	5,903	5,497
4.250% due 05/15/2039	380,773	403,619
4.375% due 02/15/2038	341,100	369,720
4.375% due 11/15/2039 (j)(l)(n)	716,468	775,577
4.375% due 05/15/2040	824,300	893,851
4.500% due 05/15/2038	516,064	570,573
4.625% due 02/15/2040	943,600	1,063,615
5.250% due 02/15/2029	1,500	1,808
5.375% due 02/15/2031	53,400	65,816
7.250% due 08/15/2022	500	697
7.500% due 11/15/2024	200	290
7.625% due 11/15/2022	600	862
7.875% due 02/15/2021	400	573
8.000% due 11/15/2021	100	146
8.750% due 05/15/2020	315,500	471,919
U.S. Treasury Notes
0.625% due 06/30/2012	2,648,900	2,649,922
0.750% due 05/31/2012	1,896,290	1,902,371
1.125% due 06/15/2013	2,500,000	2,511,142
1.375% due 03/15/2013	274,900	278,553
1.375% due 05/15/2013	2,469,400	2,500,458
1.875% due 06/30/2015	2,222,900	2,232,799
2.125% due 05/31/2015	5,322,300	5,416,696
2.250% due 05/31/2014	1,500	1,548
2.250% due 01/31/2015	34,500	35,376
2.375% due 09/30/2014	1,600	1,653
2.375% due 02/28/2015	346,736	357,518
2.500% due 03/31/2015	8,000	8,294
2.500% due 04/30/2015	2,790,400	2,890,899
2.500% due 06/30/2017 (n)	7,765,800	7,805,840
2.750% due 07/31/2010	1,500,000	1,503,399
2.750% due 05/31/2017	4,217,500	4,310,087
3.125% due 04/30/2017 (n)	6,852,400	7,168,255
3.125% due 05/15/2019	150,000	153,293
3.250% due 03/31/2017	539,600	569,025
3.375% due 11/15/2019	948,900	983,817
3.500% due 02/15/2018	500	535
3.500% due 05/15/2020 (m)	7,182,100	7,525,526
3.625% due 08/15/2019	629,000	665,807
3.625% due 02/15/2020	3,445,850	3,644,796

Total U.S. Treasury Obligations (Cost $60,395,844)		61,829,743

MORTGAGE-BACKED SECURITIES 4.8%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	22	22
Adjustable Rate Mortgage Trust
5.340% due 11/25/2035	1,476	1,161
5.371% due 01/25/2036	5,051	4,253
American Home Mortgage Assets
0.537% due 05/25/2046	45,407	24,442
0.537% due 09/25/2046	18,384	8,596
0.557% due 10/25/2046	28,048	14,210
1.112% due 02/25/2047	19,925	9,779
1.332% due 11/25/2046	96,177	44,197
American Home Mortgage Investment Trust
2.514% due 10/25/2034	6,920	5,920
2.527% due 02/25/2045	61,802	55,766
2.749% due 02/25/2045	27	24
4.985% due 09/25/2035	600	560
5.660% due 09/25/2045	13,513	11,715
Arkle Master Issuer PLC
1.534% due 05/17/2060	784,800	780,279
Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036	1,829	1,851
4.342% due 03/11/2041	471	476
4.772% due 07/11/2043	30,198	30,740
4.811% due 12/10/2042	10	11
5.381% due 01/15/2049	517	531
5.414% due 09/10/2047	15,000	15,726
5.421% due 04/10/2049	100	103
5.451% due 01/15/2049	1,410	1,431
5.492% due 02/10/2051	25,000	25,350
5.595% due 06/10/2039	460	488
5.611% due 05/10/2045	90	91
5.689% due 04/10/2049	5,349	5,354
5.837% due 06/10/2049	14,050	13,612
5.928% due 05/10/2045	29,000	30,771
5.935% due 02/10/2051	3,680	3,850
6.373% due 02/10/2051	24,070	25,600
9.073% due 10/11/2037	93	114
Banc of America Funding Corp.
0.638% due 05/20/2035	2,227	1,223
2.926% due 05/25/2035	113,801	112,093
2.979% due 03/20/2035	3,666	3,463
3.460% due 11/20/2034	2,248	1,791
4.360% due 02/20/2036	1,349	1,232
4.950% due 09/20/2034	3,625	3,711
5.250% due 09/20/2034	134	132
5.320% due 11/20/2035	5,369	3,734
5.500% due 09/25/2034	44,066	39,951
5.688% due 05/20/2036	19,332	18,632
5.698% due 04/20/2036	15,875	13,199
5.709% due 03/20/2036	950	782
5.743% due 03/20/2036	3,340	2,712
5.753% due 10/25/2036	2,281	1,472
5.837% due 01/25/2037	1,852	1,066
5.888% due 04/25/2037	5,561	3,817
5.942% due 10/20/2046	8,287	5,456
5.978% due 01/20/2047	411	294
6.000% due 09/25/2036	18,597	15,219
Banc of America Large Loan, Inc.
0.860% due 08/15/2029	1,741	1,544
5.898% due 02/15/2051	40,000	41,409
Banc of America Mortgage Securities, Inc.
2.909% due 07/25/2034	422	402
2.943% due 05/25/2035	26,086	21,080

2.956% due 05/25/2033		549	528
3.052% due 03/25/2035		25,096	20,811
3.179% due 02/25/2035		6,360	5,537
3.307% due 01/25/2035		5,056	4,341
3.368% due 07/25/2033		337	326
3.550% due 07/20/2032		1,033	1,007
4.176% due 07/25/2035		5,281	4,562
4.613% due 12/25/2033		4,441	4,349
4.888% due 08/25/2035		3,101	2,645
5.068% due 11/25/2035		3,048	2,560
5.187% due 11/25/2034		5,055	4,723
5.409% due 02/25/2036		4,765	3,972
5.500% due 11/25/2033		51	51
6.000% due 07/25/2046		5,000	4,037
6.500% due 10/25/2031		169	170
6.500% due 09/25/2033		8,055	8,341
Bauhaus Securities Ltd.
0.974% due 10/30/2052	EUR	6	7
BCAP LLC Trust
0.517% due 01/25/2037		$96,049	49,762
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		442	418
2.613% due 04/25/2034		10,080	9,008
2.704% due 08/25/2033		76	73
2.760% due 03/25/2035		12,287	11,394
2.763% due 05/25/2033		1,256	1,247
2.881% due 04/25/2033		2,841	2,783
2.934% due 03/25/2035		726	671
2.960% due 04/25/2033		296	287
2.984% due 05/25/2034		36	35
2.984% due 07/25/2034		785	701
3.046% due 05/25/2034		117	108
3.052% due 11/25/2034		224	210
3.359% due 11/25/2030		4,804	4,750
3.398% due 02/25/2033		90	82
3.398% due 11/25/2034		4,547	3,883
3.399% due 02/25/2034		3,626	3,044
3.478% due 01/25/2035		465	450
3.490% due 08/25/2035		10,892	7,788
3.529% due 01/25/2034		2,370	2,252
3.552% due 01/25/2034		10	10
3.579% due 01/25/2034		18	16
3.629% due 08/25/2033		364	355
3.703% due 09/25/2034		202	178
3.735% due 10/25/2035		263,866	248,993
4.069% due 11/25/2034		5,664	5,344
4.127% due 12/25/2035		8,538	8,120
4.388% due 10/25/2033		64	65
4.625% due 10/25/2035		2,974	2,625
4.625% due 02/25/2036		445	404
4.631% due 05/25/2034		36	34
4.999% due 01/25/2035		2,958	2,987
5.135% due 08/25/2035		91,600	87,450
5.157% due 03/25/2035		13,145	11,482
5.328% due 08/25/2035		33,516	30,399
5.338% due 04/25/2033		9,317	9,178
5.370% due 05/25/2047		48,108	34,857
5.382% due 02/25/2036		6,085	5,160
5.441% due 04/25/2033		711	695
5.676% due 02/25/2033		5,763	5,759
5.701% due 02/25/2036		6,578	4,609
Bear Stearns Alt-A Trust
0.507% due 02/25/2034		6,020	4,509
0.547% due 02/25/2034		86	35

0.567% due 04/25/2035	3,505	2,224
0.567% due 12/25/2046	217	14
2.480% due 12/25/2033	1,446	1,369
2.728% due 03/25/2035	31	22
2.759% due 05/25/2035	139,472	107,965
3.018% due 10/25/2033	63	51
3.301% due 01/25/2035	6,055	4,413
3.529% due 09/25/2034	332	245
3.546% due 02/25/2034	7,496	6,611
4.539% due 09/25/2035	70,107	53,107
5.042% due 08/25/2036	9,066	2,703
5.507% due 11/25/2036	111	71
5.552% due 02/25/2036	2,756	1,472
5.553% due 01/25/2036	28,465	16,246
5.572% due 03/25/2036	3,222	1,694
5.625% due 11/25/2036	867	509
6.213% due 08/25/2036	175	112
Bear Stearns Commercial Mortgage Securities
0.459% due 03/15/2019	479	446
3.970% due 11/11/2035	65	66
4.980% due 02/11/2041	369	386
5.060% due 11/15/2016	966	971
5.116% due 02/11/2041	900	954
5.201% due 12/11/2038	2,250	2,306
5.331% due 02/11/2044	51,225	50,308
5.468% due 06/11/2041	100	107
5.471% due 01/12/2045	30,150	31,258
5.593% due 06/11/2040	3,232	3,335
5.610% due 11/15/2033	1,770	1,829
5.624% due 03/11/2039	13,650	14,526
5.694% due 06/11/2050	48,340	49,041
5.700% due 06/11/2050	57,455	58,240
5.703% due 06/11/2050	1,300	1,385
5.717% due 06/11/2040	485	515
5.882% due 09/11/2038	518	565
5.907% due 06/11/2040	65,499	66,801
6.440% due 06/16/2030	76	76
6.480% due 02/15/2035	219	223
7.000% due 05/20/2030	23,045	24,814
Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	73	72
Bear Stearns Mortgage Securities, Inc.
2.755% due 06/25/2030	75	75
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	6,099	3,856
5.563% due 12/26/2046	6,102	4,034
Bella Vista Mortgage Trust
0.598% due 05/20/2045	67	35
CC Mortgage Funding Corp.
0.527% due 05/25/2036	4,180	2,280
Chase Mortgage Finance Corp.
4.907% due 02/25/2037	20,311	19,481
5.226% due 12/25/2035	23,833	20,904
5.285% due 12/25/2035	13,253	11,612
5.424% due 03/25/2037	25,222	20,641
5.989% due 03/25/2037	1,437	1,246
6.000% due 09/25/2036	275	233
6.000% due 11/25/2036	1,678	1,407
6.000% due 02/25/2037	3,000	2,369
6.000% due 03/25/2037	20,000	16,827
Chaseflex Trust
5.500% due 06/25/2035	47	44

Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	246
5.500% due 04/25/2037	7,093	6,059
6.000% due 06/25/2036	7,400	6,768
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	357
5.622% due 12/10/2049	156	160
5.729% due 03/15/2049	425	454
5.888% due 12/10/2049	10,118	10,345
6.094% due 12/10/2049	39,502	40,669
Citigroup Mortgage Loan Trust, Inc.
0.417% due 01/25/2037	1,128	999
1.147% due 08/25/2035	4,762	3,308
2.210% due 08/25/2035	11,839	10,854
2.510% due 08/25/2035	2,451	2,164
2.810% due 10/25/2035	34,894	28,970
2.890% due 12/25/2035	4,721	2,432
3.111% due 09/25/2034	1,815	1,677
3.157% due 08/25/2035	89,703	77,769
3.414% due 02/25/2034	6,845	6,671
3.938% due 08/25/2035	82,701	71,503
4.700% due 12/25/2035	58,740	53,782
5.604% due 07/25/2046	13,892	9,528
5.906% due 09/25/2037	92,226	63,551
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	94,870	92,366
5.546% due 01/15/2046	300	306
5.617% due 10/15/2048	3,515	3,608
5.886% due 11/15/2044	3,955	4,019
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	3,615	2,653
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	392	434
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	170	187
Commercial Mortgage Loan Trust
6.019% due 12/10/2049	58,150	57,630
Commercial Mortgage Pass-Through Certificates
0.571% due 02/05/2019	3,925	3,451
0.850% due 02/16/2034	6,872	6,782
0.850% due 07/16/2034	1,090	1,059
4.049% due 10/15/2037	16	16
5.306% due 12/10/2046	137,853	134,797
5.543% due 02/11/2017	7,500	7,343
6.010% due 12/10/2049	5,550	5,749
Community Program Loan Trust
4.500% due 10/01/2018	3,079	3,101
4.500% due 04/01/2029	26,000	24,463
Countrywide Alternative Loan Trust
0.428% due 09/20/2046	2	2
0.498% due 05/20/2046	1,096	1,070
0.517% due 01/25/2037	4,100	2,103
0.527% due 05/25/2047	5,590	2,928
0.537% due 09/25/2046	41,252	22,795
0.542% due 12/20/2046	114,222	56,461
0.547% due 05/25/2036	3,284	1,647
0.547% due 06/25/2037	22	11
0.557% due 05/25/2035	372	221
0.557% due 07/25/2046	7,735	4,094
0.558% due 07/20/2046	50,611	19,754
0.597% due 09/25/2046	1,000	59
0.597% due 10/25/2046	550	153
0.607% due 07/25/2046	800	28
0.617% due 05/25/2036	586	125

0.627% due 02/25/2037	5,576	2,968
0.697% due 09/25/2035	3,325	1,893
0.697% due 05/25/2037	442	216
1.412% due 12/25/2035	965	551
1.421% due 02/25/2036	1,328	762
1.447% due 02/25/2036	14,402	8,612
1.521% due 08/25/2035	582	291
1.921% due 11/25/2035	2,875	1,522
2.461% due 11/25/2035	37	20
5.000% due 08/25/2019	892	859
5.000% due 01/25/2035	67	57
5.250% due 10/25/2033	18,480	16,838
5.250% due 06/25/2035	2,501	1,956
5.299% due 10/25/2035	4,016	3,281
5.750% due 03/25/2037	3,000	1,959
5.784% due 11/25/2035	3,352	2,019
5.787% due 02/25/2037	41,623	29,059
5.998% due 08/25/2036	1,028	1,042
6.000% due 10/25/2032	1,483	1,489
6.000% due 10/25/2033	723	721
6.000% due 12/25/2033	27	26
6.000% due 02/25/2034	34	35
6.000% due 01/25/2037	16,844	11,156
6.000% due 02/25/2037	2,096	1,505
6.250% due 12/25/2033	492	503
6.250% due 11/25/2036	2,530	1,654
6.250% due 08/25/2037	7,977	5,243
6.500% due 05/25/2036	9,643	5,711
Countrywide Home Loan Mortgage Pass-Through Trust
0.577% due 05/25/2035	17,866	10,252
0.637% due 04/25/2035	21,606	12,219
0.667% due 03/25/2035	632	361
0.677% due 02/25/2035	1,614	1,123
0.687% due 02/25/2035	21	14
0.687% due 06/25/2035	7,317	6,004
0.687% due 03/25/2036	902	257
0.697% due 02/25/2036	503	127
0.727% due 09/25/2034	41	24
0.747% due 08/25/2018	2,454	2,378
2.375% due 07/19/2031	26	25
2.738% due 06/20/2034	1,763	1,422
3.205% due 02/20/2035	2,130	1,960
3.316% due 10/19/2032	8	4
3.385% due 08/25/2034	472	362
3.506% due 11/25/2034	2,654	2,267
3.506% due 04/20/2035	23	21
3.926% due 07/25/2034	5,366	5,021
4.113% due 11/19/2033	1,733	1,708
5.000% due 11/25/2035	5,818	4,933
5.117% due 10/20/2035	3,416	2,476
5.203% due 02/25/2047	2,965	1,783
5.236% due 01/20/2035	5,415	5,249
5.250% due 04/25/2035	26,879	25,696
5.250% due 02/20/2036	43,036	31,394
5.273% due 04/25/2035	21,646	18,628
5.319% due 03/25/2037	2,837	1,731
5.417% due 02/20/2036	887	589
5.500% due 12/25/2034	26,974	25,050
5.500% due 05/25/2035	169,502	157,817
5.500% due 10/25/2035	26,969	23,157
5.500% due 11/25/2035	23,084	13,902
5.505% due 04/20/2036	8,397	6,044
5.663% due 05/20/2036	5,173	3,019
5.750% due 02/25/2037	11,138	9,392

5.920% due 09/25/2047	8,781	6,501
6.000% due 10/25/2034	177	178
6.000% due 08/25/2037	40,105	33,884
6.000% due 09/25/2037	1,663	1,375
6.250% due 09/25/2036	18,000	15,171
6.500% due 01/25/2034	491	478
6.500% due 11/25/2034	1,394	1,298
7.500% due 06/25/2035	465	445
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	644	536
1.745% due 05/25/2032	70	70
2.496% due 07/25/2033	37	34
2.697% due 04/25/2034	30,684	29,679
2.918% due 08/25/2033	205	198
2.954% due 06/25/2032	32	26
2.995% due 05/25/2032	159	154
3.426% due 09/25/2034	855	824
4.106% due 12/15/2035	6,130	6,271
4.485% due 11/15/2036	1,652	1,666
4.824% due 06/25/2032	15	12
5.435% due 09/15/2034	7,293	7,515
5.500% due 10/25/2035	5,487	4,775
6.000% due 11/25/2035	75	62
6.500% due 04/25/2033	1,714	1,738
7.170% due 05/17/2040	115	116
7.500% due 12/25/2032	4	4
Credit Suisse Mortgage Capital Certificates
1.597% due 11/28/2039	25,071	24,954
5.383% due 02/15/2040	4,200	3,852
5.467% due 09/15/2039	43,630	42,982
5.467% due 09/16/2039	47,400	49,526
5.509% due 04/15/2047	40,150	42,017
5.579% due 04/25/2037	2,063	1,032
5.657% due 06/10/2049	34,815	35,910
5.695% due 09/15/2040	47,601	46,020
5.846% due 03/15/2039	14,987	15,618
5.863% due 02/25/2037	5,269	3,067
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	3,942	2,342
5.720% due 09/25/2036	3,833	2,686
6.172% due 06/25/2036	4,739	2,637
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	3,899
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	12	12
0.437% due 08/25/2037	3,895	3,789
0.440% due 10/25/2036	14	5
0.497% due 02/25/2047	17,135	8,967
5.050% due 09/25/2035	5	5
5.083% due 10/25/2035	8,116	6,901
5.463% due 10/25/2035	12,318	9,202
5.500% due 12/25/2035	4,100	2,785
5.869% due 10/25/2036	3,603	2,052
5.886% due 10/25/2036	3,603	1,990
6.005% due 10/25/2036	3,083	1,969
6.300% due 07/25/2036	3,933	2,068
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)	200	172
8.000% due 03/25/2022	6	6
Downey Savings & Loan Association Mortgage Loan Trust
0.528% due 04/19/2048	5,231	1,789
2.483% due 07/19/2044	87	65

Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		14	14
EMF-NL
1.444% due 04/17/2041	EUR	10,200	10,289
1.644% due 10/17/2041		35,000	36,481
Eurosail PLC
1.394% due 10/17/2040		6,115	6,462
First Horizon Alternative Mortgage Securities
0.847% due 06/25/2035		$17,306	13,276
2.421% due 08/25/2034		2,069	1,692
5.357% due 09/25/2035		10,482	7,594
5.500% due 05/25/2035		11,199	9,206
6.250% due 08/25/2037		2,318	1,585
First Horizon Asset Securities, Inc.
2.841% due 07/25/2033		18	18
2.875% due 04/25/2035		10,975	9,316
2.875% due 06/25/2035		8,233	7,189
2.916% due 12/25/2033		27	26
3.936% due 08/25/2035		5,936	5,683
5.250% due 05/25/2021		3,175	2,826
5.250% due 03/25/2035		11,305	9,867
5.266% due 10/25/2035		8,633	6,807
5.455% due 09/25/2035		21,391	20,029
5.470% due 01/25/2037		229	187
5.500% due 01/25/2035		1,600	1,570
5.538% due 11/25/2034		12,424	12,278
5.538% due 11/25/2035		24,940	22,253
6.439% due 10/25/2036		4,849	3,528
First Nationwide Trust
6.750% due 08/21/2031		822	843
First Republic Mortgage Loan Trust
0.650% due 08/15/2032		346	313
0.700% due 11/15/2031		195	173
0.750% due 11/15/2032		80	69
0.827% due 06/25/2030		1,739	1,623
0.850% due 11/15/2030		71	67
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		181	189
First Union National Bank-Bank of America Commercial Mortgage Trust
6.136% due 03/15/2033		4,198	4,238
Fund America Investors Corp. II
2.700% due 06/25/2023		179	176
5.791% due 06/25/2023		1	1
GE Capital Commercial Mortgage Corp.
0.000% due 06/10/2048 (b)		2,999	27
4.229% due 12/10/2037		9,137	9,220
6.496% due 01/15/2033		1,518	1,537
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,436
5.713% due 10/15/2038		600	632
6.957% due 09/15/2035		1,434	1,445
GMAC Mortgage Corp. Loan Trust
0.797% due 12/25/2033		317	308
3.288% due 06/25/2034		5,107	4,312
4.534% due 06/25/2034		78	73
5.032% due 05/25/2035		10,664	9,416
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		213	214
8.950% due 08/20/2017		28	31
Government Lease Trust
4.000% due 05/18/2011		44,915	45,911
6.480% due 05/18/2011		2,039	2,071

Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	739	670
0.427% due 01/25/2047	814	761
0.547% due 10/25/2046	1,000	133
0.547% due 12/25/2046	900	118
0.567% due 06/25/2045	603	355
0.617% due 04/25/2036	688	153
0.617% due 11/25/2045	600	333
0.687% due 10/25/2046	900	111
Greenwich Capital Commercial Funding Corp.
0.491% due 11/05/2021	14,600	12,638
4.022% due 01/05/2036	3	3
4.799% due 08/10/2042	2,600	2,704
5.224% due 04/10/2037	27,908	28,715
5.381% due 03/10/2039	630	653
5.444% due 03/10/2039	85,456	85,804
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	5,013	4,854
0.711% due 05/03/2018	100	100
4.761% due 07/10/2039	225	229
5.479% due 11/10/2039	160	164
5.506% due 04/10/2038	113	114
5.560% due 11/10/2039	35,665	36,268
5.999% due 08/10/2045	5,000	4,928
6.044% due 08/15/2018	4,178	4,285
6.615% due 02/14/2016	1,800	1,861
6.624% due 05/03/2018	55,937	57,965
GSMPS Mortgage Loan Trust
7.500% due 06/25/2043	5,948	5,777
GSR Mortgage Loan Trust
0.697% due 01/25/2034	78	64
2.140% due 03/25/2033	72	71
2.576% due 06/25/2034	56	51
2.910% due 07/25/2035	9,800	7,046
2.930% due 09/25/2035	45,632	44,403
2.942% due 05/25/2035	46,265	37,772
2.943% due 09/25/2035	75,553	71,056
2.946% due 11/25/2035	9,335	8,059
3.113% due 04/25/2035	12,197	10,171
3.253% due 12/25/2034	2,147	1,759
3.308% due 04/25/2036	175	146
4.227% due 09/25/2035	12,900	10,585
5.034% due 01/25/2036	516	428
5.209% due 11/25/2035	157,622	148,373
5.340% due 11/25/2035	9,921	8,202
5.500% due 03/25/2035	150	125
5.750% due 02/25/2036	4,000	3,206
5.750% due 02/25/2037	28,498	25,754
6.000% due 03/25/2032	42	42
6.000% due 11/25/2035	28,120	25,899
6.000% due 01/25/2037	53,283	47,771
6.000% due 03/25/2037	38,895	33,485
6.000% due 05/25/2037	29,279	26,455
6.500% due 09/25/2036	12,803	10,440
GSRPM Mortgage Loan Trust
1.047% due 01/25/2032	1,028	928
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	18	18
0.478% due 04/19/2038	28,841	14,632
0.498% due 01/25/2047	7,150	3,888
0.528% due 07/19/2046	48,305	27,317
0.538% due 07/21/2036	7,418	3,998
0.538% due 01/19/2038	8,753	4,651
0.548% due 09/19/2046	10,679	5,924

0.568% due 05/19/2035	403	239
0.588% due 03/19/2036	17,928	9,659
0.688% due 06/20/2035	1,696	1,361
0.698% due 01/19/2035	3,542	1,882
0.718% due 02/19/2034	10	8
1.347% due 11/25/2047	4,606	2,983
2.907% due 06/19/2034	9,421	8,149
2.964% due 07/19/2035	1,160	914
3.004% due 05/19/2033	134	135
3.098% due 07/19/2035	233	181
5.626% due 08/19/2036	7,109	5,800
Homebanc Mortgage Trust
0.527% due 12/25/2036	3,646	2,540
5.803% due 04/25/2037	9,439	7,752
5.819% due 04/25/2037	4,100	2,229
Impac CMB Trust
1.107% due 10/25/2033	10	8
1.347% due 07/25/2033	1,663	1,488
5.027% due 09/25/2034	589	517
Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	6	6
0.437% due 11/25/2036	3,319	2,925
Indymac ARM Trust
2.463% due 01/25/2032	595	446
2.503% due 01/25/2032	211	152
2.947% due 08/25/2031	476	451
Indymac IMSC Mortgage Loan Trust
0.527% due 07/25/2047	17,070	7,734
Indymac INDA Mortgage Loan Trust
4.936% due 01/25/2036	28,392	23,273
5.764% due 08/25/2036	4,100	2,934
Indymac INDB Mortgage Loan Trust
0.647% due 11/25/2035	1,358	565
Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	511	510
0.537% due 09/25/2046	30,217	16,334
0.547% due 11/25/2046	1,106	225
0.547% due 06/25/2047	15,624	7,968
0.587% due 07/25/2035	4,566	2,528
0.647% due 06/25/2037	2,634	929
1.127% due 05/25/2034	30	19
2.735% due 01/25/2036	13,198	8,192
2.785% due 12/25/2034	2,476	1,817
3.106% due 01/25/2035	321	233
5.000% due 08/25/2035	3,495	2,403
5.099% due 09/25/2035	3,535	2,577
5.169% due 04/25/2037	18,716	9,616
5.173% due 01/25/2036	1,793	1,396
5.185% due 09/25/2035	1,849	559
5.215% due 09/25/2035	1,468	266
5.232% due 10/25/2035	1,654	1,223
5.267% due 06/25/2035	2,959	2,125
5.527% due 06/25/2036	2,900	2,179
5.562% due 04/25/2037	43,496	24,741
Jamaica Housing Development
3.104% due 10/01/2018	5,485	5,282
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	786	739
JPMorgan Chase Commercial Mortgage Securities Corp.
0.702% due 01/12/2043 (b)	10,723	6
0.725% due 07/15/2019	16,826	14,313
4.372% due 10/12/2037	453	462
4.393% due 07/12/2037	27	28
4.575% due 07/15/2042	1,927	1,925

4.824% due 09/12/2037	16,300	16,526
4.851% due 08/15/2042	4	4
5.050% due 12/12/2034	10,000	10,572
5.273% due 02/12/2051	17	18
5.336% due 05/15/2047	225,858	223,741
5.399% due 05/15/2045	2,235	2,357
5.420% due 01/15/2049	67,884	66,501
5.429% due 12/12/2043	500	516
5.440% due 06/12/2047	56,285	56,340
5.794% due 02/12/2051	4,595	4,659
5.832% due 04/15/2045	200	200
5.857% due 10/12/2035	2,008	2,084
5.882% due 02/15/2051	33,040	33,213
5.920% due 02/12/2049	4,250	4,518
5.937% due 02/12/2049	79,566	80,369
5.983% due 06/15/2049	40,845	40,064
6.064% due 04/15/2045	43,365	46,297
JPMorgan Mortgage Trust
3.359% due 07/25/2035	33,798	34,010
3.442% due 07/25/2035	2,777	2,679
3.546% due 02/25/2036	7,238	6,714
4.271% due 11/25/2033	74	74
4.780% due 07/25/2035	9,777	9,198
4.793% due 02/25/2034	3,947	3,965
4.860% due 04/25/2035	1,463	1,384
4.943% due 08/25/2035	10,798	9,088
4.976% due 10/25/2035	39,967	35,131
5.000% due 08/25/2020	36,972	35,528
5.017% due 02/25/2035	6,534	6,547
5.119% due 10/25/2035	3,723	2,594
5.120% due 10/25/2035	22,722	21,365
5.245% due 02/25/2036	111	96
5.282% due 02/25/2036	34,219	27,855
5.364% due 08/25/2035	12,068	11,755
5.407% due 11/25/2035	10,167	9,115
5.500% due 10/25/2035	2,261	1,904
5.640% due 07/27/2037	37,621	32,713
5.678% due 04/25/2036	9,596	8,201
5.679% due 04/25/2036	37,849	36,861
5.738% due 05/25/2036	13,560	11,351
5.750% due 01/25/2036	17,281	15,145
5.752% due 04/25/2036	12,600	10,422
5.754% due 04/25/2037	87	82
5.933% due 10/25/2036	6,710	5,625
5.942% due 10/25/2036	10,371	9,109
6.046% due 10/25/2036	79,112	68,747
6.500% due 07/25/2036	15,662	12,993
LB Commercial Conduit Mortgage Trust
5.950% due 07/15/2044	23,694	23,403
LB Mortgage Trust
8.443% due 01/20/2017	9,495	9,987
LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030	32	32
4.563% due 09/15/2026	6,752	6,930
4.568% due 01/15/2031	390	400
5.372% due 09/15/2039	20,900	21,657
5.424% due 02/15/2040	75,816	75,652
5.430% due 02/15/2040	71,868	72,246
5.661% due 03/15/2039	16,790	17,391
5.866% due 09/15/2045	6,110	6,170
5.882% due 06/15/2038	2,516	2,707
6.133% due 12/15/2030	1,150	1,202
6.365% due 12/15/2028	694	716

6.510% due 12/15/2026	1,158	1,166
6.653% due 11/15/2027	34	34
Lehman Mortgage Trust
0.667% due 08/25/2036	33,694	25,283
Luminent Mortgage Trust
0.517% due 12/25/2036	23,672	13,899
0.527% due 12/25/2036	10,607	5,989
0.547% due 10/25/2046	7,882	4,399
MASTR Adjustable Rate Mortgages Trust
0.557% due 04/25/2046	14,034	7,416
0.587% due 05/25/2037	3,020	1,405
0.647% due 05/25/2047	1,000	176
2.587% due 05/25/2034	231	176
2.744% due 07/25/2035	5,523	4,194
2.768% due 10/25/2032	2,408	2,409
2.959% due 11/21/2034	11,700	10,159
3.624% due 12/25/2033	674	573
MASTR Alternative Loans Trust
0.747% due 11/25/2033	697	668
0.747% due 03/25/2036	13,526	4,527
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,892	2,979
5.750% due 05/25/2036	24,375	19,972
MASTR Seasoned Securities Trust
6.208% due 09/25/2017	12,012	12,319
6.500% due 08/25/2032	26,862	28,806
Mellon Residential Funding Corp.
0.700% due 11/15/2031	15,187	14,186
0.790% due 12/15/2030	3,051	2,858
0.817% due 06/15/2030	4,609	3,986
1.230% due 11/15/2031	238	159
2.610% due 10/20/2029	8,687	7,932
Merrill Lynch Alternative Note Asset
0.647% due 03/25/2037	5,251	2,132
5.418% due 06/25/2037	3,936	2,032
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	10,430	10,321
5.378% due 08/12/2048	24,000	22,182
5.485% due 03/12/2051	33,790	32,413
5.700% due 09/12/2049	95,407	95,220
5.810% due 06/12/2050	29,150	28,578
6.155% due 08/12/2049	33,200	33,876
Merrill Lynch Floating Trust
0.420% due 06/15/2022	991	939
0.888% due 07/09/2021	33,893	31,307
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	70	53
0.597% due 08/25/2036	1,702	1,090
2.046% due 12/25/2032	383	381
2.469% due 05/25/2033	1,315	1,334
2.698% due 02/25/2033	67	64
2.751% due 06/25/2035	22,613	19,988
2.800% due 02/25/2035	4,113	4,055
2.821% due 02/25/2034	35	33
2.951% due 05/25/2033	19	19
2.974% due 08/25/2034	4,011	4,077
4.798% due 06/25/2035	14,336	13,284
5.366% due 09/25/2035	49,543	43,572
6.720% due 11/15/2026	15	17
6.849% due 12/15/2030	2,805	3,080
Merrill Lynch Mortgage Trust
0.000% due 11/12/2035 (b)	2,608	3
Merrill Lynch Mortgage-Backed Securities Trust
5.604% due 04/25/2037	18,624	13,610

MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035		2,309	1,889
0.677% due 11/25/2029		901	756
1.007% due 06/25/2028		3,404	3,047
1.249% due 10/25/2035		1,882	1,573
1.730% due 01/25/2029		669	652
2.258% due 04/25/2035		1,237	1,155
2.363% due 05/25/2036		8,247	7,067
2.553% due 02/25/2036		12,762	10,385
4.250% due 10/25/2035		106,745	96,303
Morgan Stanley Capital I
0.410% due 10/15/2020		48,935	44,375
3.270% due 05/15/2040		257	257
5.332% due 12/15/2043		41,870	42,945
5.364% due 03/15/2044		2,500	2,467
5.385% due 03/12/2044		700	743
5.447% due 02/12/2044		530	528
5.569% due 12/15/2044		26,700	24,899
5.692% due 04/15/2049		58,600	56,673
5.809% due 12/12/2049		107,810	111,875
6.075% due 06/11/2049		35,809	36,451
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036		26,500	27,835
5.500% due 04/25/2017		21	22
5.720% due 12/18/2032		604	611
6.660% due 02/15/2033		4,843	4,911
Morgan Stanley Mortgage Loan Trust
0.657% due 01/25/2035		28	23
5.330% due 06/25/2036		6,115	5,599
5.701% due 02/25/2047		4,059	2,634
6.293% due 06/25/2036		31,762	16,356
Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045		170,837	179,334
New York Mortgage Trust, Inc.
5.547% due 05/25/2036		37,756	29,519
Newgate Funding PLC
1.319% due 12/15/2050	EUR	103,300	98,656
1.330% due 12/15/2050	GBP	82,740	115,802
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		$285	197
5.420% due 02/25/2036		1,469	678
5.820% due 03/25/2047		3,280	2,754
6.138% due 03/25/2047		3,000	2,478
7.000% due 02/19/2030		2,285	2,287
OBP Depositor LLC Trust
4.646% due 07/15/2045 (c)		62,000	62,793
Ocwen Residential MBS Corp.
7.000% due 10/25/2040		196	22
Opteum Mortgage Acceptance Corp.
0.607% due 07/25/2035		2,272	1,973
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		25	28
Paine Webber CMO Trust
8.625% due 09/01/2018		2	2
1359.500% due 08/01/2019 (b)		0	2
Prime Mortgage Trust
0.747% due 02/25/2019		1,184	1,126
0.747% due 02/25/2034		8,762	7,956
5.000% due 02/25/2019		49	49
Provident Funding Mortgage Loan Trust
2.740% due 10/25/2035		8,470	7,600
2.830% due 04/25/2034		9,530	9,532
Prudential Mortgage Capital Co. II LLC
7.306% due 10/06/2015		8,000	8,000

Prudential Securities Secured Financing Corp.
7.490% due 06/16/2031		1,200	1,200
Prudential-Bache CMO Trust
8.400% due 03/20/2021		91	93
RBSCF Trust
5.223% due 08/16/2048		41,077	41,975
5.331% due 02/16/2044		21,173	22,005
5.336% due 05/16/2047		29,124	30,270
5.420% due 01/16/2049		28,804	30,092
5.902% due 02/16/2051		27,211	28,815
6.099% due 02/16/2051		15,000	15,288
Regal Trust IV
3.359% due 09/29/2031		927	874
Resecuritization Mortgage Trust
0.597% due 04/26/2021		1	1
Residential Accredit Loans, Inc.
0.527% due 06/25/2046		146,625	61,062
0.597% due 08/25/2037		12,450	6,404
0.652% due 09/25/2046		500	35
0.677% due 03/25/2037		3,290	1,180
0.747% due 01/25/2033		70	59
0.997% due 07/25/2033		271	217
3.639% due 08/25/2035		2,108	838
5.674% due 09/25/2035		2,623	1,806
5.714% due 02/25/2036		2,812	1,532
6.000% due 06/25/2036		190	104
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		16	16
8.500% due 10/25/2031		592	605
Residential Asset Securitization Trust
0.747% due 01/25/2046		31,600	14,246
0.797% due 12/25/2036		1,040	350
5.500% due 07/25/2035		2,021	1,550
5.750% due 02/25/2036		2,293	1,697
6.250% due 10/25/2036		1,574	889
Residential Funding Mortgage Securities I
0.747% due 07/25/2018		334	273
5.066% due 09/25/2035		290	208
5.250% due 03/25/2034		234	232
5.500% due 12/25/2034		1,600	1,620
6.000% due 06/25/2036		5,930	5,085
6.500% due 03/25/2032		581	597
Saecure BV
0.842% due 05/25/2036	EUR	453	546
Salomon Brothers Mortgage Securities VII, Inc.
0.847% due 05/25/2032		$147	121
3.175% due 12/25/2030		111	111
4.865% due 03/18/2036		80	84
5.045% due 03/18/2036		40	40
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		173	193
Sears Mortgage Securities
12.000% due 02/25/2014		39	44
Securitized Asset Sales, Inc.
2.848% due 11/26/2023		115	111
Sequoia Mortgage Trust
0.548% due 07/20/2036		4,547	3,668
0.698% due 10/19/2026		544	450
0.698% due 07/20/2033		658	552
0.728% due 10/20/2027		428	374
1.008% due 06/20/2033		55	47
2.697% due 01/20/2047		7,266	5,827
2.938% due 04/20/2035		33,562	31,030
5.617% due 09/20/2046		17,485	14,996

Sovereign Commercial Mortgage Securities Trust
5.842% due 07/22/2030	1,178	1,221
Structured Adjustable Rate Mortgage Loan Trust
0.567% due 05/25/2037	379	221
0.587% due 06/25/2035	1,295	926
1.813% due 01/25/2035	231	122
2.399% due 03/25/2034	1,762	1,736
2.567% due 04/25/2034	6,263	5,324
2.659% due 07/25/2034	488	436
2.711% due 01/25/2035	529	421
2.744% due 02/25/2034	2,093	1,938
2.771% due 08/25/2034	661	636
4.540% due 08/25/2035	44	35
5.099% due 06/25/2035	5,213	3,765
5.190% due 12/25/2034	297	277
5.210% due 09/25/2034	1,888	1,728
5.220% due 05/25/2036	4,100	2,818
5.261% due 09/25/2036	4,100	2,210
5.306% due 11/25/2035	1,834	1,318
5.450% due 01/25/2036	7,681	6,683
5.465% due 07/25/2035	2,238	2,003
5.950% due 02/25/2036	3,013	2,246
6.000% due 03/25/2036	2,792	2,111
6.000% due 10/25/2037	2,465	1,153
Structured Asset Mortgage Investments, Inc.
0.417% due 08/25/2036	105	105
0.447% due 09/25/2047	590	585
0.467% due 08/25/2036	23,057	11,667
0.477% due 03/25/2037	2,136	1,152
0.517% due 03/25/2037	43	12
0.537% due 06/25/2036	1,717	943
0.537% due 07/25/2046	51,753	28,926
0.557% due 04/25/2036	163	83
0.557% due 08/25/2036	4,885	2,698
0.557% due 05/25/2046	215	112
0.567% due 05/25/2036	66	35
0.567% due 05/25/2046	17,316	8,626
0.567% due 09/25/2047	300	87
0.577% due 05/25/2045	189	108
0.598% due 07/19/2035	766	623
0.607% due 05/25/2046	564	164
0.647% due 08/25/2036	1,100	139
0.657% due 12/25/2035	8,672	4,749
0.678% due 10/19/2034	1,086	987
0.698% due 03/19/2034	16	14
0.928% due 07/19/2034	36	32
1.008% due 09/19/2032	9,679	8,250
1.188% due 10/19/2033	1,063	892
5.169% due 04/30/2030	1	1
5.793% due 05/25/2022	1,362	1,305
Structured Asset Securities Corp.
0.397% due 05/25/2036	281	270
2.117% due 05/25/2032	255	214
2.238% due 07/25/2032	850	580
2.241% due 01/25/2032	1,863	1,865
2.571% due 01/25/2034	8,665	7,397
2.920% due 02/25/2032	1,677	1,600
3.051% due 10/25/2035	634	499
5.250% due 12/25/2034	5,677	5,579
5.331% due 03/25/2033	6,687	6,584
8.303% due 04/15/2027	56	57
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	37	36

TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	1,064	988
5.630% due 01/25/2037	1,559	805
5.970% due 09/25/2036	5,726	3,157
6.014% due 07/25/2037	3,218	2,100
6.500% due 07/25/2036	12,981	8,381
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	423	407
0.467% due 10/25/2046	18,599	18,153
0.473% due 06/25/2037	1,705	1,656
3.739% due 10/25/2043	1,319	1,261
5.771% due 09/25/2047	232,239	198,459
UBS Commercial Mortgage Trust
1.250% due 07/15/2024	128,830	111,165
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	3,831	3,847
Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	6,369	5,397
0.440% due 09/15/2021	15,584	14,164
0.525% due 06/15/2049	184,300	105,023
5.090% due 07/15/2042	90	95
5.215% due 01/15/2041	450	472
5.308% due 11/15/2048	41,805	43,368
5.342% due 12/15/2043	194,250	177,483
5.416% due 01/15/2045	16,615	17,421
5.509% due 04/15/2047	58,608	55,055
5.678% due 05/15/2046	16,665	16,775
5.738% due 05/15/2043	655	708
5.889% due 05/15/2043	50	52
5.928% due 06/15/2049	365	385
Wachovia Mortgage Loan Trust LLC
5.426% due 10/20/2035	4,402	4,071
6.042% due 03/20/2037	13,363	11,635
WaMu Mortgage Pass-Through Certificates
0.567% due 07/25/2046	563	151
0.577% due 04/25/2045	553	428
0.607% due 11/25/2045	5,035	3,912
0.617% due 12/25/2045	56	42
0.637% due 10/25/2045	36,034	28,083
0.657% due 01/25/2045	985	750
0.667% due 01/25/2045	679	528
0.745% due 11/25/2034	1,351	937
0.757% due 11/25/2045	800	442
0.757% due 12/25/2045	800	427
0.865% due 11/25/2034	1,394	906
0.887% due 12/25/2027	4,240	3,820
0.987% due 12/25/2027	21,170	19,077
1.121% due 02/25/2047	55,679	32,293
1.121% due 03/25/2047	48,985	26,959
1.161% due 01/25/2047	23,492	12,375
1.181% due 04/25/2047	32,638	19,512
1.231% due 07/25/2047	1,233	750
1.241% due 12/25/2046	21,138	12,485
1.392% due 06/25/2046	41,743	26,861
1.412% due 02/25/2046	128	87
1.421% due 08/25/2046	434	262
1.621% due 11/25/2042	200	173
1.706% due 05/25/2041	25	24
1.821% due 06/25/2042	1,424	1,136
1.821% due 08/25/2042	195	171
2.386% due 03/25/2033	59	55
2.700% due 06/25/2033	10,578	10,169
2.703% due 05/25/2035	536	479
2.767% due 01/25/2033	478	475

2.784% due 03/25/2034	538	540
2.870% due 08/25/2034	133	131
2.885% due 09/25/2033	445	446
3.109% due 02/27/2034	1,076	1,058
3.325% due 05/25/2046	2,936	1,874
3.359% due 09/25/2046	62	44
3.359% due 10/25/2046	30,323	19,749
3.359% due 11/25/2046	3,121	2,041
3.359% due 12/25/2046	5,955	3,342
4.184% due 05/25/2035	77,673	72,160
4.185% due 08/25/2035	2,587	2,552
4.735% due 09/25/2035	38,131	31,699
4.800% due 10/25/2035	62	58
5.080% due 12/25/2035	14,585	11,834
5.197% due 01/25/2037	14,716	10,743
5.252% due 03/25/2037	20,606	17,000
5.293% due 03/25/2037	99,137	84,283
5.338% due 02/25/2037	55,096	40,769
5.415% due 04/25/2037	10,028	7,604
5.504% due 12/25/2036	31,975	23,549
5.517% due 12/25/2036	9,073	6,657
5.574% due 02/25/2037	27,350	20,037
5.587% due 05/25/2037	24,064	18,661
5.795% due 02/25/2037	36,017	25,721
5.803% due 03/25/2037	12,134	11,242
5.871% due 09/25/2036	15,671	12,278
6.000% due 07/25/2034	1,145	1,115
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.191% due 04/25/2047	995	260
1.391% due 05/25/2046	10,559	5,637
6.268% due 07/25/2036	2,287	1,198
Washington Mutual MSC Mortgage Pass-Through Certificates
2.408% due 06/25/2033	9,015	8,771
2.449% due 02/25/2031	3	3
2.527% due 05/25/2033	238	224
2.871% due 01/25/2035	925	824
3.267% due 02/25/2033	64	58
6.500% due 06/25/2032	10	10
Wells Fargo Mortgage-Backed Securities Trust
0.847% due 07/25/2037	7,605	4,747
2.910% due 12/25/2034	3,270	3,301
2.921% due 07/25/2035	92,615	86,922
2.923% due 03/25/2036	6,100	4,465
2.940% due 10/25/2035	2,410	2,111
2.968% due 09/25/2034	22,064	22,149
2.969% due 12/25/2034	35,199	32,923
2.980% due 04/25/2036	115	107
3.002% due 10/25/2035	754	741
3.101% due 05/25/2035	4,343	4,073
3.132% due 05/25/2035	8,671	7,776
3.601% due 10/25/2035	30,034	27,213
3.623% due 10/25/2035	2,000	1,502
4.482% due 10/25/2035	30,248	25,237
4.500% due 11/25/2018	72	73
4.563% due 12/25/2033	10,936	10,858
4.598% due 06/25/2035	5,328	5,311
4.601% due 01/25/2034	5,359	5,498
4.676% due 12/25/2033	1,064	1,074
4.698% due 07/25/2034	149	151
4.807% due 03/25/2036	212,789	188,276
4.886% due 01/25/2035	196	191
5.000% due 03/25/2036	6,846	6,307

5.085% due 03/25/2036	68,784	64,687
5.217% due 04/25/2036	10,170	8,621
5.234% due 10/25/2035	13,639	13,100
5.500% due 01/25/2036	14,463	12,812
5.500% due 03/25/2036	5,606	4,895
5.698% due 04/25/2036	55,141	49,349
5.750% due 03/25/2036	18,613	17,499
5.750% due 04/25/2037	12,497	10,774
5.889% due 09/25/2036	13,249	10,702
6.000% due 08/25/2036	11,123	9,839
6.000% due 03/25/2037	13,000	11,143
6.000% due 04/25/2037	4,500	3,891
6.000% due 07/25/2037	22,155	18,249
6.000% due 08/25/2037	33,870	30,260

Total Mortgage-Backed Securities (Cost $11,274,856)		11,172,758

ASSET-BACKED SECURITIES 1.2%
Access Group, Inc.
1.616% due 10/27/2025	9,740	9,990
Accredited Mortgage Loan Trust
0.397% due 02/25/2037	1,304	1,294
4.980% due 10/25/2033	4,191	3,097
ACE Securities Corp.
0.397% due 12/25/2036	92	83
0.407% due 10/25/2036	40	25
AFC Home Equity Loan Trust
1.057% due 12/22/2027	10	5
Ameriquest Mortgage Securities, Inc.
0.547% due 05/25/2035	6,928	6,749
0.577% due 11/25/2035	383	341
0.777% due 10/25/2033	34	33
5.444% due 11/25/2035	3,200	3,193
AMMC CDO
0.722% due 05/03/2018	19,000	17,896
Amortizing Residential Collateral Trust
0.617% due 06/25/2032	229	189
0.927% due 07/25/2032	66	56
1.047% due 10/25/2031	139	118
Argent Securities, Inc.
0.547% due 10/25/2035	3,185	2,863
Asset-Backed Funding Certificates
0.407% due 01/25/2037	89	87
0.697% due 06/25/2034	1,681	1,301
0.777% due 12/25/2030	2,468	2,227
Asset-Backed Securities Corp. Home Equity
0.427% due 05/25/2037	4,092	2,708
0.622% due 09/25/2034	130	112
0.837% due 07/25/2035	4,788	4,633
BA Credit Card Trust
0.360% due 02/15/2013	100	100
0.380% due 11/15/2013	19,860	19,814
1.050% due 12/15/2014	150	151
Bank of America Auto Trust
1.700% due 12/15/2011	83,953	84,109
Bank One Issuance Trust
0.600% due 05/16/2016	500	499
Bear Stearns Asset-Backed Securities Trust
0.387% due 02/25/2037	2,454	2,350
0.397% due 11/25/2036	821	773
0.407% due 01/25/2037	655	598
0.417% due 12/25/2036	5,194	4,678
0.423% due 10/25/2036	90	83
0.437% due 06/25/2047	29	28

0.457% due 11/25/2036	1,207	804
0.497% due 01/25/2037	15,541	12,721
0.537% due 01/25/2047	278	257
0.747% due 10/27/2032	1,741	1,346
0.847% due 11/25/2042	639	545
0.867% due 07/25/2035	4,161	3,983
0.987% due 12/25/2034	8	6
1.007% due 10/25/2032	4,952	4,587
1.347% due 10/25/2037	623	483
3.472% due 06/25/2043	1,849	1,704
3.836% due 10/25/2036	353	253
4.199% due 07/25/2036	350	226
BNC Mortgage Loan Trust
0.447% due 05/25/2037	1,073	936
Callidus Debt Partners Fund Ltd.
0.564% due 04/17/2020	29,868	27,810
Capital Auto Receivables Asset Trust
1.800% due 10/15/2012	35,469	35,735
Carrington Mortgage Loan Trust
0.397% due 10/25/2036	367	358
0.397% due 01/25/2037	212	202
0.447% due 06/25/2037	1,745	1,550
0.667% due 10/25/2035	1,661	1,568
Chase Funding Mortgage Loan Asset-Backed Certificates
0.847% due 03/25/2032	1	1
0.987% due 08/25/2032	1,147	1,045
1.087% due 10/25/2032	75	60
4.499% due 11/25/2034	38	37
Chase Issuance Trust
0.390% due 10/15/2012	600	600
0.390% due 04/15/2013	30,000	29,977
4.550% due 03/15/2013	10	10
5.120% due 10/15/2014	100	109
Citibank Credit Card Issuance Trust
4.850% due 04/22/2015	125	136
Citigroup Mortgage Loan Trust, Inc.
0.387% due 12/25/2036	50	47
0.407% due 05/25/2037	7,945	7,211
0.407% due 07/25/2045	8,367	6,420
0.417% due 05/25/2037	15,795	11,612
0.447% due 10/25/2036	1,653	1,632
5.764% due 01/25/2037	2,554	1,428
Conseco Finance
0.800% due 05/15/2032	145	137
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033	189	194
Conseco Financial Corp.
6.240% due 12/01/2028	111	112
6.870% due 04/01/2030	699	715
7.140% due 01/15/2029	62	67
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	3,593	3,532
0.397% due 07/25/2037	1,229	1,195
0.397% due 08/25/2037	20,647	19,834
0.397% due 05/25/2047	133	129
0.397% due 06/25/2047	1,870	1,805
0.417% due 06/25/2047	227	217
0.427% due 06/25/2037	4,094	3,977
0.427% due 10/25/2047	683	648
0.437% due 06/25/2037	541	512
0.457% due 10/25/2046	628	616
0.507% due 02/25/2036	770	749
0.527% due 09/25/2036	6,784	5,181

0.687% due 12/25/2036		103	47
0.827% due 12/25/2031		2	1
1.087% due 05/25/2032		15	13
Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032		653	490
1.047% due 07/25/2032		52	34
1.087% due 08/25/2032		1,982	1,439
1.147% due 05/25/2043		2,000	1,630
Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036		696	625
0.417% due 01/25/2037		51	24
0.467% due 07/25/2037		1,328	1,145
1.447% due 04/25/2032		416	339
4.831% due 08/25/2035		141	137
6.280% due 05/25/2035		2,057	1,929
Daimler Chrysler Auto Trust
1.830% due 09/10/2012		5,903	5,936
5.000% due 02/08/2012		21	21
Delta Funding Home Equity Loan Trust
1.170% due 09/15/2029		210	110
Denver Arena Trust
6.940% due 11/15/2019		3,025	2,722
Discover Card Master Trust I
0.725% due 10/16/2013		400	400
Educational Services of America, Inc.
1.100% due 07/25/2023		83,605	84,497
Equity One ABS, Inc.
0.907% due 11/25/2032		147	124
Fifth Third Auto Trust
4.810% due 01/15/2013		135	139
First Alliance Mortgage Loan Trust
1.108% due 03/20/2031		563	471
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 10/25/2036		1,597	1,566
0.397% due 11/25/2036		1,529	1,493
0.397% due 03/25/2037		43	43
0.417% due 12/25/2036		2,004	1,915
0.437% due 07/25/2036		10,550	10,168
0.717% due 12/25/2034		255	254
First NLC Trust
0.417% due 08/25/2037		2,434	1,597
FMAC Loan Receivables Trust
6.500% due 09/15/2020 (a)		13	9
7.900% due 04/15/2019		11	10
Ford Auto Securitization Trust
3.396% due 11/15/2011	CAD	44,866	42,834
Ford Credit Auto Lease Trust
2.600% due 05/15/2011		$72	72
Ford Credit Auto Owner Trust
1.770% due 06/15/2012		51	51
2.000% due 12/15/2011		38,036	38,110
4.950% due 03/15/2013		25	26
5.150% due 11/15/2011		34	34
Franklin Auto Trust
1.928% due 06/20/2012		26,791	26,891
Fremont Home Loan Trust
0.397% due 10/25/2036		427	422
0.407% due 01/25/2037		335	282
0.457% due 02/25/2036		205	200
GE-WMC Mortgage Securities LLC
0.387% due 08/25/2036		15	5

Greenpoint Manufactured Housing
7.270% due 06/15/2029		505	430
Grosvenor Place CLO BV
1.161% due 03/28/2023	EUR	127,000	139,673
GSAA Trust
0.647% due 03/25/2037		$5,789	3,033
0.647% due 05/25/2047		1,000	562
GSAMP Trust
0.417% due 12/25/2036		779	512
0.437% due 11/25/2035		700	86
1.197% due 02/25/2047		116,777	88,894
Gulf Stream-Sextant CLO Ltd.
0.708% due 08/21/2020		10,000	9,491
Home Equity Asset Trust
0.407% due 05/25/2037		7,590	7,098
0.947% due 11/25/2032		154	106
Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		157	158
HSBC Asset Loan Obligation
0.407% due 12/25/2036		931	781
HSBC Home Equity Loan Trust
0.498% due 03/20/2036		8,212	7,522
0.618% due 01/20/2035		867	770
0.638% due 01/20/2034		18,466	16,812
0.698% due 09/20/2033		662	600
HSI Asset Securitization Corp. Trust
0.397% due 10/25/2036		1,823	1,453
0.397% due 12/25/2036		11,807	10,712
0.407% due 05/25/2037		78	75
IMC Home Equity Loan Trust
4.928% due 07/25/2026		66	62
7.310% due 11/20/2028		29	28
7.500% due 04/25/2026		26	26
7.520% due 08/20/2028		25	25
Indymac Residential Asset-Backed Trust
0.427% due 07/25/2037		205	203
JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036		414	411
0.397% due 10/25/2036		2,441	2,346
0.407% due 03/25/2047		3,516	2,532
0.427% due 08/25/2036		525	157
0.427% due 03/25/2037		80	76
0.437% due 10/25/2036		188	175
LA Arena Funding LLC
7.656% due 12/15/2026		227	241
Lehman ABS Mortgage Loan Trust
0.437% due 06/25/2037		7,293	2,740
Lehman XS Trust
0.427% due 11/25/2046		18	18
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		4,946	4,228
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	169,769	206,552
Massachusetts Educational Financing Authority
1.266% due 04/25/2038		$3,785	3,807
MASTR Asset-Backed Securities Trust
0.397% due 01/25/2037		172	60
0.407% due 11/25/2036		212	210
0.427% due 05/25/2037		601	574
0.647% due 05/25/2037		39,339	34,828
Merrill Lynch First Franklin Mortgage Loan Trust
0.407% due 07/25/2037		2,055	2,007

Merrill Lynch Mortgage Investors, Inc.
0.417% due 07/25/2037	2,139	2,087
0.467% due 02/25/2037	2,704	1,875
Mesa Trust Asset-Backed Certificates
0.747% due 12/25/2031	1,631	1,200
Mid-State Trust
6.005% due 08/15/2037	12	13
6.340% due 10/15/2036	18,940	17,458
7.340% due 07/01/2035	1,110	1,131
7.791% due 03/15/2038	3,831	3,583
8.330% due 04/01/2030	13,507	13,716
Morgan Stanley ABS Capital I
0.387% due 10/25/2036	28	27
0.397% due 07/25/2036	422	138
0.397% due 10/25/2036	4	4
0.397% due 11/25/2036	448	439
0.407% due 05/25/2037	700	559
0.447% due 11/25/2036	5,000	3,584
0.847% due 03/25/2033	2,511	2,038
1.147% due 07/25/2037	15,840	14,312
Morgan Stanley Home Equity Loan Trust
0.397% due 12/25/2036	5,507	5,328
Morgan Stanley IXIS Real Estate Capital Trust
0.397% due 11/25/2036	19	19
0.457% due 11/25/2036	200	90
Morgan Stanley Mortgage Loan Trust
0.417% due 01/25/2047	55	46
0.577% due 02/25/2037	1,482	554
0.707% due 04/25/2037	6,681	2,885
5.726% due 10/25/2036	2,704	1,593
5.750% due 11/25/2036	2,894	1,437
5.750% due 04/25/2037	2,080	1,421
6.000% due 07/25/2047	2,316	1,690
Mountain Capital CLO Ltd.
0.851% due 02/15/2016	80,681	78,027
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	2,090	2,200
Nationstar Home Equity Loan Trust
0.407% due 03/25/2037	1,900	1,886
0.467% due 04/25/2037	682	650
Navigator CDO Ltd.
1.286% due 11/15/2015	13,400	13,133
Nelnet Student Loan Trust
0.846% due 04/27/2015	70	70
1.016% due 07/25/2018	10,000	10,106
1.246% due 10/25/2019	5,000	5,108
New Century Home Equity Loan Trust
0.607% due 06/25/2035	810	758
0.617% due 09/25/2035	15,611	14,842
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014	50	52
Novastar Home Equity Loan
0.702% due 12/25/2033	1,747	1,533
Option One Mortgage Loan Trust
0.407% due 07/25/2037	57	53
0.437% due 04/25/2037	1,462	1,425
Park Place Securities, Inc.
0.607% due 09/25/2035	247	218
0.660% due 10/25/2034	146	141
Popular ABS Mortgage Pass-Through Trust
0.437% due 01/25/2037	206	199
0.437% due 06/25/2047	19,366	16,774
Primus CLO Ltd.
0.535% due 07/15/2021	478	428

Renaissance Home Equity Loan Trust
0.707% due 11/25/2034	107	91
0.847% due 12/25/2033	386	313
1.047% due 08/25/2032	104	79
5.565% due 02/25/2036	17	15
Residential Asset Mortgage Products, Inc.
0.747% due 06/25/2047	1,700	648
5.072% due 04/25/2034	4,352	4,066
Residential Asset Securities Corp.
0.417% due 02/25/2037	13	12
0.847% due 07/25/2032	6	3
Residential Mortgage Loan Trust
1.847% due 09/25/2029	12	11
SACO I, Inc.
0.407% due 05/25/2036	3,444	2,595
0.557% due 03/25/2036	230	56
0.597% due 12/25/2035	188	65
Salomon Brothers Mortgage Securities VII, Inc.
0.907% due 09/25/2028	1,247	1,018
0.947% due 03/25/2032	56	55
Saxon Asset Securities Trust
0.867% due 08/25/2032	177	169
SBI HELOC Trust
0.517% due 08/25/2036	116	113
Securitized Asset-Backed Receivables LLC Trust
0.387% due 01/25/2037	66	63
0.407% due 12/25/2036	377	131
0.477% due 05/25/2037	1,920	1,425
Security National Mortgage Loan Trust
0.637% due 10/25/2036	3,262	3,227
SLC Student Loan Trust
1.437% due 06/15/2021	4,300	4,335
SLM Student Loan Trust
0.316% due 04/25/2017	402	401
0.316% due 07/25/2017	4,716	4,679
0.406% due 10/25/2022	2,700	2,678
0.426% due 04/25/2017	863	861
0.466% due 01/25/2017	112	112
0.646% due 01/25/2022	12,000	11,804
0.716% due 10/27/2014	386	386
0.816% due 10/27/2014	26	26
0.816% due 10/25/2017	32,500	32,646
0.866% due 10/25/2017	150	151
0.966% due 04/25/2019	700	704
1.066% due 01/25/2019	40,000	40,532
1.216% due 07/25/2023	700	708
1.416% due 10/25/2016	2,000	2,031
1.416% due 07/25/2023	5,000	5,087
1.616% due 01/25/2018	1,490	1,538
1.737% due 12/15/2033	30,800	31,258
1.816% due 04/25/2023	1,166,328	1,207,121
2.016% due 07/25/2023	2,100	2,210
2.846% due 12/16/2019 (c)	42,483	42,483
Soundview Home Equity Loan Trust
0.407% due 11/25/2036	1,543	798
0.427% due 06/25/2037	1,212	994
0.647% due 11/25/2035	16	15
South Carolina Student Loan Corp.
1.038% due 09/02/2014	89	88
1.088% due 03/01/2018	2,900	2,870
1.288% due 03/02/2020	700	695
1.538% due 09/03/2024	600	595

Specialty Underwriting & Residential Finance
0.407% due 01/25/2038		1,637	1,412
0.447% due 11/25/2037		2,701	2,106
1.027% due 01/25/2034		23	17
Stony Hill CDO III Ltd.
0.756% due 10/15/2013		4,942	4,747
Structured Asset Investment Loan Trust
0.397% due 07/25/2036		162	160
1.047% due 04/25/2033		2,194	1,815
Structured Asset Securities Corp.
0.397% due 09/25/2036		7	7
0.397% due 10/25/2036		119	118
0.427% due 01/25/2037		6,684	6,481
0.447% due 01/25/2037		162	106
0.497% due 05/25/2037		2,115	1,763
0.557% due 09/25/2035		3,088	3,013
0.637% due 01/25/2033		5,227	4,766
0.647% due 06/25/2035		6,313	2,540
0.747% due 05/25/2034		22	19
1.843% due 04/25/2035		24,369	17,873
4.910% due 06/25/2033		76	64
Symphony CLO Ltd.
0.676% due 05/15/2019		82,500	75,579
Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034		16	16
WaMu Asset-Backed Certificates
0.397% due 01/25/2037		5,193	4,462
Wells Fargo Home Equity Trust
0.587% due 10/25/2035		7	7
0.597% due 12/25/2035		19,568	19,089
WMC Mortgage Loan Pass-Through Certificates
1.030% due 05/15/2030		1,920	1,771
1.250% due 10/15/2029		300	294

Total Asset-Backed Securities (Cost $2,963,270)			2,928,547

SOVEREIGN ISSUES 3.3%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		30,000	30,527
Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		4,220	4,605
Brazil Government International Bond
5.875% due 01/15/2019		7,800	8,600
6.000% due 01/17/2017		11,000	12,155
8.000% due 01/15/2018		4,444	5,178
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	6,048,428	3,258,957
10.000% due 01/01/2013		190,000	100,422
10.000% due 01/01/2017		1,647,854	825,101
Canada Government Bond
2.000% due 12/01/2014	CAD	1,419,700	1,319,482
2.500% due 06/01/2015		400,000	378,819
3.000% due 12/01/2015		185,300	178,728
3.500% due 06/01/2020		67,000	65,184
3.750% due 09/01/2011		1,250	1,210
4.500% due 06/01/2015		212,600	219,880
Canada Housing Trust No. 1
3.750% due 03/15/2020		35,000	33,415
Chile Government International Bond
5.500% due 01/15/2013		$50	55
China Development Bank Corp.
5.000% due 10/15/2015		24,200	26,377
China Government International Bond
4.750% due 10/29/2013		50	55

Colombia Government International Bond
7.375% due 01/27/2017		1,000	1,165
8.125% due 05/21/2024		10	12
8.250% due 12/22/2014		10	12
Croatia Government International Bond
1.250% due 07/30/2010		43	43
El Salvador Government International Bond
7.375% due 12/01/2019		5,000	5,475
Export-Import Bank of China
4.875% due 07/21/2015		28,300	30,648
Export-Import Bank of Korea
0.753% due 10/04/2011		88,600	88,726
5.125% due 06/29/2020		107,400	108,359
5.875% due 01/14/2015		560	608
8.125% due 01/21/2014		23,000	26,361
Hydro Quebec
0.496% due 09/29/2049		5,600	4,087
Indonesia Government International Bond
7.250% due 04/20/2015		37	42
7.500% due 01/15/2016		9,080	10,563
Israel Government International Bond
5.500% due 11/09/2016		57	65
Korea Development Bank
4.625% due 09/16/2010		3,570	3,594
8.000% due 01/23/2014		800	912
Korea Expressway Corp.
5.125% due 05/20/2015		100	105
Korea Government Bond
4.875% due 09/22/2014		103	110
Malaysia Government International Bond
7.500% due 07/15/2011		100	106
Mexico Government International Bond
5.950% due 03/19/2019		98,300	109,604
6.050% due 01/11/2040		135,200	143,312
6.750% due 09/27/2034		317	367
7.500% due 04/08/2033		5,650	7,105
8.125% due 12/30/2019		25	32
New Zealand Government Bond
6.000% due 11/15/2011	NZD	820	580
Panama Government International Bond
6.700% due 01/26/2036		$18,062	20,004
9.375% due 04/01/2029		15,000	20,850
Philippines Government International Bond
8.000% due 01/15/2016		3,330	4,050
Poland Government International Bond
5.000% due 10/19/2015		100	106
6.250% due 07/03/2012		47	51
6.375% due 07/15/2019		36	40
Province of Ontario Canada
5.450% due 04/27/2016		800	921
5.850% due 03/08/2033	CAD	140,000	154,459
6.200% due 06/02/2031		5,000	5,744
6.500% due 03/08/2029		25,000	29,368
7.600% due 06/02/2027		20,000	25,704
Province of Quebec Canada
4.625% due 05/14/2018		$1,000	1,095
Qatar Government International Bond
4.000% due 01/20/2015		85,000	87,762
5.250% due 01/20/2020		85,000	89,250
6.400% due 01/20/2040		110,000	117,425
Russia Government International Bond
7.500% due 03/31/2030		88	99

Societe Financement de l’Economie Francaise
0.504% due 07/16/2012		1,000	1,005
2.125% due 05/20/2012	EUR	100	125
3.375% due 05/05/2014		$79,400	83,040
South Africa Government International Bond
5.875% due 05/30/2022		100	107
6.500% due 06/02/2014		27,000	30,105
6.875% due 05/27/2019		5,000	5,744

Total Sovereign Issues (Cost $7,512,707)			7,687,797

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011		446,800	4,289
Motors Liquidation Co.
5.250% due 03/06/2032		8,212,560	55,441
6.250% due 07/15/2033		475,440	3,257

Total Convertible Preferred Securities (Cost $31,482)			62,987

PREFERRED STOCKS 0.0%
Citigroup, Inc.
6.150% due 12/15/2012		1,974,000	32,258

Total Preferred Stocks (Cost $34,259)			32,258

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.4%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.639% due 12/16/2011		$163,000	162,960
Comerica Bank
0.493% due 08/06/2010		52,500	52,497
Royal Bank of Scotland Group PLC
0.948% due 07/19/2010		210,900	210,900

			426,357

COMMERCIAL PAPER 2.2%
Bank of America Corp.
0.500% due 08/23/2010		200,000	199,853
Barclays U.S. Funding LLC
0.300% due 07/20/2010		170,000	169,973
Fannie Mae
0.200% due 08/25/2010		72,467	72,445
0.250% due 10/05/2010		25,000	24,957
0.270% due 09/15/2010		50,000	49,990
0.270% due 10/25/2010		60,950	60,814
Federal Home Loan Bank
0.189% due 07/02/2010		40,000	40,000
Freddie Mac
0.200% due 07/01/2010		100,000	100,000
0.230% due 10/05/2010		125,000	124,785
0.250% due 10/13/2010		124,400	124,350
0.250% due 10/15/2010		4,800	4,798
0.263% due 10/18/2010		33,086	33,072
JPMorgan Chase & Co.
0.280% due 07/06/2010		200,000	199,992
Rabobank USA Financial Co.
0.300% due 07/01/2010		500,000	500,000
Straight-A Funding LLC
0.400% due 08/09/2010		625,146	624,875
0.400% due 08/10/2010		100,791	100,746

0.400% due 09/08/2010	100,000	99,894
0.400% due 09/09/2010	36,150	36,111
0.400% due 09/10/2010	50,000	49,945
0.400% due 09/13/2010	197,523	197,290
0.406% due 09/13/2010	100,109	99,991
0.410% due 09/10/2010	144,321	144,161
0.420% due 09/02/2010	580,960	580,421
0.420% due 09/07/2010	236,869	236,631
0.426% due 09/07/2010	185,521	185,328
0.430% due 08/16/2010	215,918	215,799
0.430% due 08/18/2010	434,866	434,617
0.430% due 08/23/2010	255,306	255,144
0.430% due 09/02/2010	201,191	201,004

		5,166,986

REPURCHASE AGREEMENTS 13.9%
Banc of America Securities LLC
0.010% due 07/01/2010	1,139,100	1,139,100
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $1,163,716. Repurchase proceeds are $1,139,100.)
0.160% due 07/02/2010	100,000	100,000
(Dated 06/11/2010. Collateralized by U.S. Treasury Notes 3.250% due 03/31/2017 valued at $104,808. Repurchase proceeds are $100,000.)
0.160% due 07/07/2010	250,000	250,000
(Dated 06/22/2010. Collateralized by U.S. Treasury Notes 1.375% due 01/15/2013 valued at $257,951. Repurchase proceeds are $250,001.)
0.160% due 07/14/2010	250,000	250,000
(Dated 06/14/2010. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $270,525. Repurchase proceeds are $250,001.)
0.160% due 07/16/2010	203,000	203,000
(Dated 06/16/2010. Collateralized by U.S. Treasury Notes 2.750% due 11/30/2016 valued at $211,655. Repurchase proceeds are $203,001.)
0.170% due 07/07/2010	250,000	250,000
(Dated 06/15/2010. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2016 valued at $260,105. Repurchase proceeds are $250,001.)
0.170% due 07/20/2010	250,000	250,000
(Dated 06/18/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $284,257. Repurchase proceeds are $250,001.)
0.170% due 07/21/2010	250,000	250,000
(Dated 06/21/2010. Collateralized by U.S. Treasury Notes 0.750% due 11/30/2011 valued at $255,604. Repurchase proceeds are $250,001.)
0.180% due 07/08/2010	1,000,000	1,000,000
(Dated 06/08/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.875% due 06/15/2012 - 12/15/2012 valued at $1,027,079. Repurchase proceeds are $1,000,005.)

0.180% due 07/09/2010	500,000	500,000

(Dated 06/09/2010. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $94,565; U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026 valued at $185,669; and U.S. Treasury Notes 1.125% - 3.125% due 10/31/2010 - 04/30/2013 valued at $258,062. Repurchase proceeds are $500,003.)

0.200% due 07/12/2010	500,000	500,000
(Dated 06/04/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% - 3.000% due 07/15/2012 - 01/15/2025 valued at $520,094. Repurchase proceeds are $500,003.)
0.210% due 07/01/2010	500,000	500,000
(Dated 06/01/2010. Collateralized by U.S. Treasury Notes 1.000% - 3.625% due 08/31/2011 - 08/15/2019 valued at $521,124. Repurchase proceeds are $500,003.)
Barclays Capital, Inc.
0.160% due 07/02/2010	250,000	250,000
(Dated 06/11/2010. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $257,136. Repurchase proceeds are $250,001.)
0.160% due 07/12/2010	250,000	250,000
(Dated 06/11/2010. Collateralized by U.S. Treasury Notes 3.125% due 01/31/2017 valued at $261,104. Repurchase proceeds are $250,001.)
0.160% due 07/13/2010	500,000	500,000
(Dated 06/21/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $522,061. Repurchase proceeds are $500,002.)
0.160% due 07/20/2010	1,000,000	1,000,000
(Dated 06/18/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 07/31/2011 - 02/15/2013 valued at $1,023,150. Repurchase proceeds are $1,000,004.)
0.180% due 07/08/2010	1,500,000	1,500,000
(Dated 06/08/2010. Collateralized by U.S. Treasury Notes 1.125% - 3.875% due 12/15/2011 - 05/15/2018 valued at $1,534,783. Repurchase proceeds are $1,500,008.)
0.180% due 07/09/2010	1,000,000	1,000,000
(Dated 06/08/2010. Collateralized by U.S. Treasury Notes 1.750% - 3.875% due 11/15/2011 - 05/15/2018 valued at $1,025,517. Repurchase proceeds are $1,000,005.)
0.180% due 07/09/2010	250,000	250,000
(Dated 06/09/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2012 valued at $255,867. Repurchase proceeds are $250,001.)

0.180% due 07/12/2010	500,000	500,000

(Dated 06/10/2010. Collateralized by Fannie Mae 2.100% due 09/16/2013 valued at $34,739; Federal Farm Credit Bank 1.950% due 09/17/2012 valued at $83,768; Federal Home Loan Bank 5.125% due 03/14/2036 valued at $54,811; and Freddie Mac 0.388% - 4.500% due 01/28/2011 - 10/30/2013 valued at $341,346. Repurchase proceeds are $500,003.)

0.190% due 07/08/2010	500,000	500,000

(Dated 06/08/2010. Collateralized by Fannie Mae 2.250% - 6.625% due 01/15/2013 - 11/15/2030 valued at $112,032; Federal Home Loan Bank 5.100% due 02/26/2029 valued at $65,247; and Freddie Mac 0.180% - 4.375% due 01/25/2012 - 07/17/2015 valued at $336,864. Repurchase proceeds are $500,003.)

0.210% due 07/06/2010	1,000,000	1,000,000

(Dated 06/03/2010. Collateralized by Fannie Mae 0.750% - 5.250% due 06/01/2012 - 01/21/2025 valued at $322,906; Federal Home Loan Bank 0.204% - 3.000% due 02/01/2011 - 03/23/2015 valued at $232,954; and Freddie Mac 0.194% - 5.250% due 07/12/2010- 04/18/2016 valued at $487,431. Repurchase proceeds are $1,000,006.)

BNP Paribas Bank
0.160% due 07/02/2010	500,000	500,000

(Dated 06/11/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.125% - 2.500% due 01/15/2029 - 02/15/2040 valued at $210,961 and U.S. Treasury Notes 0.875% - 3.000% due 01/31/2011 - 08/31/2016 valued at $310,705. Repurchase proceeds are $500,002.)

0.160% due 07/12/2010	500,000	500,000

(Dated 06/11/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 04/15/2011 valued at $127,973 and U.S. Treasury Notes 0.875% - 3.000% due 01/31/2011 - 08/31/2016 valued at $387,410. Repurchase proceeds are $500,002.)

0.200% due 07/08/2010	1,000,000	1,000,000

(Dated 06/08/2010. Collateralized by U.S. Treasury Bonds 5.250% due 02/15/2029 valued at $52,651; U.S. Treasury Inflation Protected Securities 2.000% - 3.875% due 01/15/2014 - 04/15/2029 valued at $243,060; and U.S. Treasury Notes 0.875% - 4.875% due 03/31/2011 - 02/15/2019 valued at $717,581. Repurchase proceeds are $1,000,006.)

Citigroup Global Markets, Inc.
0.050% due 07/01/2010	244,800	244,800
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $249,958. Repurchase proceeds are $244,800.)
Credit Suisse Securities (USA) LLC
0.180% due 07/09/2010	250,000	250,000
(Dated 06/09/2010. Collateralized by U.S. Treasury Notes 3.000% - 3.125% due 08/31/2013 - 09/30/2016 valued at $258,458. Repurchase proceeds are $250,001.)
0.190% due 07/08/2010	500,000	500,000

(Dated 06/08/2010. Collateralized by Fannie Mae 2.250% - 4.500% due 10/21/2013 - 06/17/2020 valued at $296,671; Federal Home Loan Bank 5.000% due 10/13/2011 valued at $37,375; and Freddie Mac 2.000% - 4.500% due 05/08/2013 - 01/15/2014 valued at $180,794. Repurchase proceeds are $500,003.)

0.210% due 07/06/2010	500,000	500,000

(Dated 06/03/2010. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2021 valued at $58,333 and U.S. Treasury Notes 1.125% - 4.875% due 06/30/2011 - 09/30/2016 valued at $464,234. Repurchase proceeds are $500,003.)

0.210% due 07/06/2010	500,000	500,000

(Dated 06/04/2010. Collateralized by Fannie Mae 0.198% - 2.260% due 08/16/2010 - 10/29/2013 valued at $194,497; Federal Home Loan Bank 3.750% - 4.220% due 06/14/2013 - 06/17/2013 valued at $181,915; and Freddie Mac 4.500% due 01/15/2014 valued at $134,755. Repurchase proceeds are $500,003.)

0.210% due 07/07/2010	250,000	250,000

(Dated 06/04/2010. Collateralized by Fannie Mae 3.600% - 4.250% due 11/10/2016 - 06/17/2020 valued at $112,294; Federal Farm Credit Bank 3.875% due 08/25/2011 valued at $51,560; and Freddie Mac 2.213% due 10/29/2013 valued at $92,421. Repurchase proceeds are $250,001.)

Deutsche Bank AG
0.050% due 07/01/2010	400	400
(Dated 06/30/2010. Collateralized by Fannie Mae 7.000% due 10/01/2038 valued at $415. Repurchase proceeds are $400.)
0.160% due 07/12/2010	703,000	703,000
(Dated 06/10/2010. Collateralized by U.S. Treasury Notes 1.250% - 2.375% due 08/31/2010 - 11/30/2010 valued at $717,304. Repurchase proceeds are $703,003.)

0.160% due 07/13/2010	500,000	500,000
(Dated 06/14/2010. Collateralized by U.S. Treasury Notes 1.125% - 5.125% due 10/31/2010 - 01/15/2012 valued at $505,890. Repurchase proceeds are $500,002.)
0.210% due 07/08/2010	630,000	630,000
(Dated 06/04/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 2.500% due 01/15/2014 - 01/15/2029 valued at $649,491. Repurchase proceeds are $630,004.)
Fixed Income Clearing Corp.
0.010% due 07/01/2010	47,442	47,442

(Dated 06/30/2010. Collateralized by Federal Home Loan Bank 0.000% due 07/14/2010 valued at $30,000 and Freddie Mac 0.000% - 4.125% due 07/12/2010 - 08/03/2010 valued at $18,396. Repurchase proceeds are $47,442.)

Goldman Sachs & Co.
0.210% due 07/12/2010	500,000	500,000

(Dated 06/10/2010. Collateralized by Fannie Mae 4.500% - 5.000% due 07/01/2024 - 07/01/2039 valued at $199,262 and Freddie Mac 5.500% due 06/01/2036 valued at $317,988. Repurchase proceeds are $500,003.)

0.220% due 07/14/2010	500,000	500,000
(Dated 06/08/2010. Collateralized by Fannie Mae 5.500% due 08/01/2039 valued at $202,897 and Freddie Mac 5.000% due 03/01/2040 valued at $314,912. Repurchase proceeds are $500,003.)
0.220% due 07/19/2010	1,000,000	1,000,000

(Dated 06/17/2010. Collateralized by Fannie Mae 4.500% - 5.000% due 08/01/2024 - 05/01/2038 valued at $291,803; Freddie Mac 5.000% - 5.500% due 03/01/2036 - 03/01/2038 valued at $398,998; and Ginnie Mae 4.500% due 06/15/2039 - 08/15/2039 valued at $344,685. Repurchase proceeds are $1,000,006.)

0.220% due 07/22/2010	500,000	500,000

(Dated 06/22/2010. Collateralized by Fannie Mae 5.000% - 6.000% due 01/01/2038 - 07/01/2039 valued at $377,202 and Freddie Mac 5.000% due 03/01/2038 valued at $137,616. Repurchase proceeds are $500,003.)

JPMorgan Chase Bank N.A.
0.020% due 07/01/2010	1,000	1,000
(Dated 06/30/2010. Collateralized by Freddie Mac 0.286% due 05/01/2012 valued at $1,021. Repurchase proceeds are $1,000.)

0.150% due 07/16/2010	104,500	104,500
(Dated 06/16/2010. Collateralized by Fannie Mae 4.375% due 10/15/2015 valued at $143,933 and Freddie Mac 4.375% due 07/17/2015 valued at $170,531. Repurchase proceeds are $104,500.)
0.150% due 07/16/2010	500,000	500,000
(Dated 06/16/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% - 3.500% due 01/15/2011 - 04/15/2011 valued at $511,985. Repurchase proceeds are $500,002.)
0.150% due 07/16/2010	197,750	197,750
(Dated 06/30/2010. Collateralized by Freddie Mac 0.286% - 5.190% due 09/30/2010 - 05/01/2012 valued at $201,803. Repurchase proceeds are $197,751.)
0.160% due 07/14/2010	1,500,000	1,500,000

(Dated 06/14/2010. Collateralized by U.S. Treasury Bonds 7.500% - 9.250% due 02/15/2016 - 11/15/2016 valued at $263,448 and U.S. Treasury Notes 0.875% - 2.375% due 03/31/2011 - 09/30/2014 valued at $1,286,174. Repurchase proceeds are $1,500,007.)

0.160% due 07/16/2010	500,000	500,000
(Dated 06/15/2010. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $269,019 and U.S. Treasury Notes 1.000% due 09/30/2011 valued at $252,503. Repurchase proceeds are $500,002.)
0.170% due 07/12/2010	250,000	250,000
(Dated 06/25/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $261,307. Repurchase proceeds are $250,001.)
0.170% due 07/13/2010	500,000	500,000
(Dated 06/11/2010. Collateralized by U.S. Treasury Notes 1.750% due 03/31/2014 valued at $517,011. Repurchase proceeds are $500,002.)
0.190% due 07/08/2010	750,000	750,000
(Dated 06/08/2010. Collateralized by U.S. Treasury Notes 1.000% - 3.125% due 08/31/2011 - 08/31/2013 valued at $767,563. Repurchase proceeds are $750,004.)
0.210% due 07/06/2010	259,688	259,688
(Dated 06/04/2010. Collateralized by U.S. Treasury Bonds 4.500% due 02/15/2036 valued at $281,180. Repurchase proceeds are $259,689.)
0.210% due 07/06/2010	240,312	240,312
(Dated 06/24/2010. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $250,172. Repurchase proceeds are $240,314.)

0.210% due 07/07/2010	700,000	700,000

(Dated 06/07/2010. Collateralized by U.S. Treasury Bonds 6.000% - 8.000% due 11/15/2021 - 02/15/2026 valued at $278,167 and U.S. Treasury Notes 1.125% - 1.500% due 06/30/2011 - 12/31/2013 valued at $513,876. Repurchase proceeds are $700,004.)

Morgan Stanley
0.010% due 07/01/2010	6,700	6,700
(Dated 06/30/2010. Collateralized by Fannie Mae 0.675% due 12/30/2011 valued at $6,887. Repurchase proceeds are $6,700.)
0.010% due 07/01/2010	321,700	321,700
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.250% due 01/31/2015 valued at $329,184. Repurchase proceeds are $321,700.)
0.010% due 07/01/2010	607,700	607,700
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.375% due 02/28/2015 valued at $628,735. Repurchase proceeds are $607,700.)
0.150% due 07/07/2010	250,000	250,000
(Dated 06/15/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $258,500. Repurchase proceeds are $250,001.)
0.150% due 07/16/2010	200,000	200,000
(Dated 06/16/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $208,819. Repurchase proceeds are $200,001.)
0.150% due 07/22/2010	250,000	250,000
(Dated 06/17/2010. Collateralized by U.S. Treasury Notes 2.625% due 12/31/2014 valued at $254,947. Repurchase proceeds are $250,001.)
0.160% due 07/14/2010	250,000	250,000
(Dated 06/14/2010. Collateralized by U.S. Treasury Notes 2.625% - 5.125% due 06/30/2011 - 12/31/2014 valued at $254,522. Repurchase proceeds are $250,001.)
0.170% due 07/12/2010	500,000	500,000
(Dated 06/11/2010. Collateralized by U.S. Treasury Notes 1.750% - 5.125% due 06/30/2011 - 11/15/2019 valued at $517,766. Repurchase proceeds are $500,002.)
0.180% due 07/09/2010	250,000	250,000
(Dated 06/09/2010. Collateralized by U.S. Treasury Notes 3.375% due 11/15/2019 valued at $261,052. Repurchase proceeds are $250,001.)
0.210% due 07/02/2010	500,000	500,000
(Dated 06/03/2010. Collateralized by U.S. Treasury Notes 1.375% - 4.625% due 12/31/2011 - 10/15/2012 valued at $507,722. Repurchase proceeds are $500,003.)

0.210% due 07/07/2010	250,000	250,000
(Dated 06/07/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $255,634. Repurchase proceeds are $250,001.)
0.250% due 07/01/2010	155,000	155,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $162,242. Repurchase proceeds are $155,001.)
TD Securities (USA) LLC
0.010% due 07/01/2010	12,200	12,200
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 11/30/2016 valued at $12,485. Repurchase proceeds are $12,200.)
0.170% due 07/07/2010	1,000,000	1,000,000

(Dated 06/23/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% - 2.000% due 07/15/2014 - 07/15/2015 valued at $166,163 and U.S. Treasury Notes 0.750% - 4.250% due 08/15/2010 - 02/15/2018 valued at $858,965. Repurchase proceeds are $1,000,005.)

0.190% due 07/02/2010	1,000,000	1,000,000

(Dated 06/10/2010. Collateralized by U.S. Treasury Bonds 3.500% - 8.125% due 08/15/2021 - 05/15/2039 valued at $813,712 and U.S. Treasury Notes 2.750% - 3.375% due 02/15/2019 - 11/15/2019 valued at $243,682. Repurchase proceeds are $1,000,005.)

0.190% due 07/02/2010	1,000,000	1,000,000

(Dated 06/11/2010. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $65,370 and U.S. Treasury Notes 1.375% - 3.625% due 03/15/2012 - 08/15/2019 valued at $971,667. Repurchase proceeds are $1,000,005.)

		32,624,292

U.S. TREASURY BILLS 0.3%
0.109% due 07/01/2010 - 08/26/2010 (f)(j)(k)(n)	724,154	724,096

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.093% due 07/15/2010 (j)(k)(n)	83,078	83,076

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (i) 8.8%
	2,050,787,960	20,536,591

Total Short-Term Instruments (Cost $59,559,849)		59,561,398

Total Investments 106.5% (Cost $243,652,336)		$249,819,217
Written Options (p) (0.3%) (Premiums $552,901)		(778,309)
Other Assets and Liabilities (Net) (6.2%)		(14,569,398)

Net Assets 100.0%		$234,471,510

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	When-Issued security.

(d)	Principal only security.

(e)	Payment in-kind bond security.

(f)	Coupon represents a weighted average yield.

(g)	Security becomes interest bearing at a future date.

(h)	Principal amount of security is adjusted for inflation.

(i)	Affiliated to the Fund.

(j)	Securities with an aggregate market value of $25,391 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(k)	Securities with an aggregate market value of $276,904 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(l)	Securities with an aggregate market value of $18,403 and cash of $5,500 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.

(m)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $598,644 at a weighted average interest rate of -0.019%. On June 30, 2010, securities valued at $1,475,940 were pledged as collateral for reverse repurchase agreements.

(n)	Securities with an aggregate market value of $604,263 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	101,982	$102,940
90-Day Eurodollar March Futures	Long	03/2011	2,216	6,508
90-Day Eurodollar September Futures	Long	09/2010	131,729	26,287
U.S. Treasury 2-Year Note September Futures	Long	09/2010	131,717	118,777
U.S. Treasury 5-Year Note September Futures	Long	09/2010	54,828	82,665
U.S. Treasury 10-Year Note September Futures	Long	09/2010	194,793	446,581

				$783,758

(o)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530%	)	12/20/2016	0.818%	$10,000	$170	$0	$170
ABX Financing Co.	MSC	(0.640%	)	12/20/2016	0.818%	2,300	24	169	(145)
Anadarko Finance Co.	BOA	(0.900%	)	06/20/2011	9.803%	8,880	704	0	704
Anadarko Petroleum Corp.	CITI	(0.330%	)	03/20/2012	9.150%	1,800	234	62	172
Arrow Electronics, Inc.	GSC	(1.000%	)	12/20/2019	1.741%	15,000	857	0	857
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.560%	20,000	(377)	0	(377)
AutoZone, Inc.	BOA	(1.890%	)	03/20/2014	0.560%	10,000	(489)	0	(489)
AutoZone, Inc.	BOA	(0.870%	)	06/20/2016	0.734%	1,000	(8)	27	(35)
AutoZone, Inc.	BOA	(1.100%	)	09/20/2018	0.798%	15,000	(335)	0	(335)
AutoZone, Inc.	CITI	(1.030%	)	03/20/2014	0.560%	10,000	(174)	0	(174)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.798%	5,000	(192)	0	(192)
AutoZone, Inc.	UBS	(1.320%	)	09/20/2018	0.798%	7,000	(269)	0	(269)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.645%	2,000	72	37	35
Block Financial LLC	BOA	(1.550%	)	03/20/2013	1.533%	32,100	(28)	(113)	85
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	1.533%	6,000	65	0	65
Block Financial LLC	DUB	(1.050%	)	03/20/2013	1.533%	5,000	62	0	62
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.533%	10,000	66	0	66

Boston Scientific Corp.	BCLY	(1.000%	)	03/20/2017	1.958%	1,000	55	5	50
Boston Scientific Corp.	BOA	(1.000%	)	03/20/2017	1.958%	20,805	1,155	0	1,155
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	1.672%	2,000	50	9	41
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2016	1.929%	2,000	98	12	86
Boston Scientific Corp.	UBS	(0.500%	)	06/20/2011	1.019%	10,000	49	0	49
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	4.898%	18,000	391	0	391
Cardinal Health, Inc.	BCLY	(0.420%	)	12/20/2016	0.778%	13,000	276	0	276
Cardinal Health, Inc.	DUB	(0.500%	)	12/20/2016	0.778%	10,000	164	109	55
Cardinal Health, Inc.	GSC	(0.710%	)	06/20/2017	0.790%	9,600	47	0	47
CBS Corp.	JPM	(0.590%	)	09/20/2012	0.647%	15,000	16	0	16
Centex Corp.	BCLY	(1.000%	)	06/20/2016	1.802%	4,000	170	37	133
Centex Corp.	BNP	(1.000%	)	06/20/2016	1.802%	12,500	531	119	412
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.713%	4,500	146	148	(2)
Centex Corp.	DUB	(1.000%	)	12/20/2017	1.875%	2,500	138	(9)	147
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.531%	1,500	29	20	9
Centex Corp.	GSC	(1.000%	)	06/20/2016	1.802%	3,120	133	0	133
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.155%	6,000	413	(4)	417
CenturyLink, Inc.	JPM	(1.000%	)	09/20/2019	2.352%	4,000	393	(49)	442
CNA Financial Corp.	BCLY	(0.295%	)	09/20/2011	1.916%	15,000	293	0	293
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	2.708%	10,000	526	1,209	(683)
CNA Financial Corp.	BOA	(0.690%	)	12/20/2014	2.708%	10,300	834	0	834
CNA Financial Corp.	BOA	(4.170%	)	12/20/2014	2.708%	8,000	(479)	0	(479)
CNA Financial Corp.	BOA	(3.360%	)	09/20/2016	2.867%	6,250	(167)	0	(167)
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	2.708%	10,200	916	0	916
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.916%	13,500	240	255	(15)
Commercial Metals Co.	DUB	(1.005%	)	09/20/2017	4.401%	15,660	2,895	1,369	1,526
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.583%	19,000	887	1,663	(776)
Coventry Health Care, Inc.	DUB	(1.000%	)	03/20/2015	3.044%	7,500	632	684	(52)
CRH America, Inc.	CITI	(2.590%	)	09/20/2018	2.213%	10,000	(262)	0	(262)
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.615%	5,052	(262)	0	(262)
CSX Corp.	DUB	(1.550%	)	06/20/2017	0.595%	21,200	(1,310)	72	(1,382)
CSX Corp.	JPM	(0.165%	)	03/20/2011	0.174%	10,600	0	0	0
CVS Caremark Corp.	BOA	(0.550%	)	09/20/2016	0.714%	6,745	63	0	63
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.476%	4,700	141	431	(290)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.476%	2,300	69	198	(129)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.920%	2,000	(6)	46	(52)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	3.472%	6,200	604	574	30
DISH DBS Corp.	CITI	(1.000%	)	12/20/2011	1.945%	5,200	70	73	(3)
DISH DBS Corp.	DUB	(1.000%	)	12/20/2011	1.945%	11,400	153	119	34
Domtar Corp.	SOG	(5.000%	)	09/20/2016	2.712%	31,500	(3,887)	(3,957)	70
DR Horton, Inc.	BCLY	(1.000%	)	06/20/2016	3.075%	26,000	2,723	1,623	1,100
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	3.057%	10,000	1,005	783	222
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	3.075%	21,500	2,252	1,597	655
DR Horton, Inc.	DUB	(1.000%	)	03/20/2016	3.057%	3,000	302	309	(7)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	3.075%	4,500	471	471	0
DR Horton, Inc.	GSC	(1.000%	)	03/20/2014	2.617%	5,000	277	335	(58)
DR Horton, Inc.	GSC	(1.000%	)	09/20/2014	2.746%	3,000	200	163	37
DR Horton, Inc.	JPM	(1.000%	)	03/20/2015	2.895%	10,000	795	538	257
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	1.208%	300	2	(5)	7
Embarq Corp.	BCLY	(1.000%	)	06/20/2016	1.755%	22,000	886	(13)	899
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.756%	6,669	35	0	35
Embarq Corp.	BOA	(2.200%	)	06/20/2016	1.756%	4,000	(98)	0	(98)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.755%	40,500	1,631	(688)	2,319
Embarq Corp.	GSC	(1.000%	)	06/20/2016	1.755%	17,000	685	0	685
Enterprise Products Operating LLC	MLP	(0.200%	)	03/20/2011	0.627%	14,300	43	202	(159)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.517%	10,000	(544)	789	(1,333)
Expedia, Inc.	RBS	(4.250%	)	09/20/2016	1.580%	16,500	(2,483)	0	(2,483)
FBG Finance Ltd.	BCLY	(2.140%	)	12/20/2014	0.766%	6,000	(357)	0	(357)
Fortune Brands, Inc.	DUB	(1.000%	)	03/20/2020	1.521%	12,000	495	416	79
Frontier Communications Corp.	BCLY	(5.000%	)	03/20/2013	3.044%	10,000	(518)	(602)	84
GATX Financial Corp.	GSC	(1.000%	)	12/20/2012	1.653%	15,000	232	185	47
GATX Financial Corp.	HSBC	(1.000%	)	12/20/2012	1.653%	10,000	154	123	31
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	2.824%	20,000	1,912	3,056	(1,144)
Hanson Ltd.	BNP	(1.000%	)	03/20/2013	2.324%	15,000	513	68	445
Hanson Ltd.	BNP	(1.000%	)	09/20/2016	2.751%	33,000	3,037	1,130	1,907
Hanson Ltd.	BNP	(1.000%	)	09/20/2016	2.824%	20,000	1,912	553	1,359
HCP, Inc.	CITI	(5.000%	)	03/20/2018	2.141%	4,500	(831)	(742)	(89)
HCP, Inc.	CSFB	(0.530%	)	09/20/2011	1.191%	7,350	58	0	58
HCP, Inc.	DUB	(3.860%	)	03/20/2018	2.176%	20,000	(2,178)	1,296	(3,474)

HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.191%		5,000	35	0	35
HCP, Inc.	MLP	(0.650%	)	09/20/2016	2.131%		13,500	1,084	0	1,084
Health Care REIT, Inc.	BCLY	(3.310%	)	06/20/2015	1.632%		5,000	(390)	0	(390)
Health Management Associates, Inc.	BCLY	(1.000%	)	06/20/2016	3.805%		8,000	1,108	656	452
Health Management Associates, Inc.	BCLY	(5.000%	)	06/20/2016	3.805%		7,000	(424)	(801)	377
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	2.510%		44,500	1,276	945	331
HSBC Finance Corp.	DUB	(1.450%	)	06/20/2016	2.107%		10,000	339	3	336
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	2.107%		10,000	984	0	984
iStar Financial, Inc.	BCLY	(0.400%	)	03/20/2012	18.951%		10,000	2,205	0	2,205
iStar Financial, Inc.	MSC	(0.600%	)	12/20/2013	16.053%		10,000	2,869	0	2,869
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	1.318%		2,200	15	92	(77)
Jones Apparel Group, Inc.	DUB	(1.000%	)	12/20/2014	1.713%		44,710	1,320	1,423	(103)
KB Home	BCLY	(5.000%	)	03/20/2015	5.606%		21,600	480	(1,584)	2,064
KB Home	BCLY	(5.000%	)	06/20/2015	5.713%		12,300	337	(936)	1,273
KB Home	BNP	(1.000%	)	06/20/2015	5.713%		5,000	951	465	486
KB Home	DUB	(1.000%	)	03/20/2014	5.104%		3,000	401	249	152
KB Home	DUB	(1.000%	)	03/20/2015	5.606%		5,000	896	491	405
KB Home	DUB	(5.000%	)	03/20/2015	5.606%		2,500	55	(194)	249
KB Home	GSC	(1.000%	)	03/20/2014	5.104%		7,000	935	329	606
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.331%		6,900	(25)	65	(90)
Kinder Morgan, Inc.	DUB	(1.000%	)	03/20/2016	2.172%		2,000	119	94	25
Kinder Morgan, Inc.	MSC	(1.000%	)	03/20/2016	2.172%		13,300	788	670	118
Lennar Corp.	BCLY	(5.000%	)	06/20/2015	4.869%		11,000	(74)	(888)	814
Lennar Corp.	BNP	(5.000%	)	03/20/2013	3.874%		9,000	(269)	(571)	302
Lennar Corp.	BNP	(5.000%	)	09/20/2014	4.521%		22,000	(414)	(1,448)	1,034
Lennar Corp.	BNP	(1.000%	)	06/20/2015	4.869%		20,000	3,174	2,099	1,075
Lennar Corp.	DUB	(0.785%	)	12/20/2011	2.656%		9,000	241	0	241
Lennar Corp.	DUB	(1.000%	)	03/20/2013	3.874%		6,800	494	263	231
Lennar Corp.	DUB	(1.000%	)	06/20/2015	4.869%		3,500	556	367	189
Lennar Corp.	DUB	(5.000%	)	06/20/2015	4.869%		5,000	(34)	(440)	406
Lennar Corp.	GSC	(1.000%	)	12/20/2011	2.614%		9,000	207	224	(17)
Lennar Corp.	GSC	(1.000%	)	09/20/2014	4.521%		4,500	576	483	93
Lennar Corp.	GSC	(5.000%	)	06/20/2015	4.869%		4,000	(27)	(235)	208
Lennar Corp.	GSC	(1.000%	)	06/20/2016	5.031%		4,000	749	478	271
Lexmark International, Inc.	BOA	(1.400%	)	06/20/2018	1.703%		13,000	262	0	262
Lexmark International, Inc.	CITI	(3.320%	)	06/20/2013	1.068%		5,590	(371)	0	(371)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	1.068%		15,880	(61)	0	(61)
Liberty Media LLC	BCLY	(5.000%	)	06/20/2013	3.499%		13,000	(559)	(1,055)	496
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.459%		7,600	277	837	(560)
Limited Brands, Inc.	BNP	(1.000%	)	12/20/2014	2.038%		1,250	53	96	(43)
Limited Brands, Inc.	BNP	(1.000%	)	09/20/2017	2.418%		22,000	1,888	1,835	53
Limited Brands, Inc.	BOA	(1.000%	)	12/20/2014	2.038%		5,000	214	216	(2)
Limited Brands, Inc.	BOA	(1.000%	)	09/20/2017	2.418%		10,000	858	907	(49)
Limited Brands, Inc.	BOA	(1.000%	)	06/20/2019	2.555%		20,400	2,231	1,603	628
Limited Brands, Inc.	DUB	(1.000%	)	09/20/2017	2.418%		5,000	429	566	(137)
Limited Brands, Inc.	DUB	(4.800%	)	09/20/2017	2.457%		43,000	(6,180)	0	(6,180)
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.457%		2,700	(67)	150	(217)
Limited Brands, Inc.	RBS	(4.500%	)	09/20/2017	2.457%		18,700	(2,345)	0	(2,345)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	2.136%		11,810	(2,613)	0	(2,613)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%	)	09/20/2015	2.136%		10,000	(2,388)	0	(2,388)
Macy’s Retail Holdings, Inc.	BNP	(1.000%	)	03/20/2012	1.231%		57,400	211	657	(446)
Macy’s Retail Holdings, Inc.	BNP	(1.000%	)	09/20/2012	1.400%		13,000	110	68	42
Macy’s Retail Holdings, Inc.	BNP	(1.000%	)	09/20/2015	2.102%		9,000	466	371	95
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2012	1.231%		15,000	55	144	(89)
Macy’s Retail Holdings, Inc.	BOA	(6.870%	)	03/20/2012	1.237%		7,000	(687)	0	(687)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.451%		5,000	(133)	433	(566)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	09/20/2015	2.102%		3,800	197	423	(226)
Macy’s Retail Holdings, Inc.	BOA	(7.060%	)	09/20/2015	2.136%		8,000	(1,876)	0	(1,876)
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	03/20/2013	1.511%		16,800	223	328	(105)
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	2.136%		10,000	(165)	1,103	(1,268)
Macy’s Retail Holdings, Inc.	RBS	(1.000%	)	12/20/2016	2.193%		15,000	1,001	709	292
Macy’s Retail Holdings, Inc.	RBS	(2.640%	)	09/20/2017	2.268%		22,500	(526)	1,376	(1,902)
Manpower, Inc.	GSC	(2.500%	)	06/20/2013	1.484%	EUR	45,500	(1,671)	(2,684)	1,013
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	1.932%		$2,200	136	400	(264)
Marriott International, Inc.	BOA	(1.650%	)	06/20/2017	1.555%		10,000	(63)	2,739	(2,802)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.555%		1,400	(16)	137	(153)
Marriott International, Inc.	CITI	(0.260%	)	06/20/2012	0.875%		15,000	180	0	180
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	06/20/2019	1.381%		15,300	434	0	434
Masco Corp.	BNP	(1.000%	)	09/20/2012	1.674%		18,100	261	196	65

Masco Corp.	CITI	(4.240%	)	03/20/2017	2.794%	9,020	(743)	0	(743)
Masco Corp.	DUB	(1.000%	)	09/20/2012	1.674%	15,000	216	360	(144)
Masco Corp.	GSC	(1.000%	)	09/20/2012	1.674%	5,200	75	54	21
Masco Corp.	GSC	(1.000%	)	03/20/2017	2.750%	3,000	295	269	26
Masco Corp.	JPM	(1.000%	)	09/20/2012	1.674%	5,400	78	80	(2)
Masco Corp.	JPM	(1.000%	)	06/20/2015	2.586%	5,000	352	232	120
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.701%	5,000	121	0	121
Masco Corp.	MSC	(1.000%	)	09/20/2012	1.674%	12,000	173	327	(154)
Masco Corp.	MSC	(0.680%	)	09/20/2013	2.129%	10,000	442	0	442
Masco Corp.	UBS	(4.650%	)	12/20/2016	2.778%	10,000	(1,035)	0	(1,035)
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.546%	10,000	40	0	40
MDC Holdings, Inc.	BNP	(1.250%	)	12/20/2014	1.625%	9,000	138	0	138
MDC Holdings, Inc.	BOA	(1.000%	)	12/20/2014	1.600%	3,000	74	0	74
MDC Holdings, Inc.	MLP	(1.350%	)	12/20/2012	1.206%	10,500	(41)	0	(41)
Motorola, Inc.	DUB	(1.000%	)	12/20/2011	0.220%	5,000	(59)	133	(192)
Motorola, Inc.	DUB	(1.000%	)	12/20/2012	0.365%	7,500	(120)	293	(413)
Nabors Industries, Inc.	BCLY	(2.710%	)	03/20/2018	1.682%	2,400	(165)	0	(165)
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.655%	7,900	340	70	270
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	1.682%	11,700	485	0	485
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.682%	5,200	360	721	(361)
Nabors Industries, Inc.	DUB	(0.900%	)	03/20/2018	1.682%	9,000	462	0	462
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	2.771%	39,900	495	402	93
New York Times Co.	BNP	(1.000%	)	03/20/2015	2.237%	11,300	601	684	(83)
New York Times Co.	DUB	(5.000%	)	03/20/2015	2.237%	10,630	(1,284)	(952)	(332)
New York Times Co.	GSC	(1.000%	)	03/20/2015	2.237%	5,000	266	235	31
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	1.544%	12,000	(1,059)	0	(1,059)
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	1.476%	19,000	(420)	0	(420)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	3.489%	37,000	(1,725)	524	(2,249)
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	3.489%	10,000	(466)	64	(530)
Office Depot, Inc.	SOG	(5.000%	)	09/20/2013	3.489%	16,000	(746)	(849)	103
ONEOK Partners LP	JPM	(0.660%	)	12/20/2016	1.721%	10,200	617	0	617
Packaging Corp. of America	CSFB	(0.940%	)	09/20/2013	0.998%	10,000	16	0	16
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.469%	25,000	(108)	0	(108)
Pearson Dollar Finance PLC	BCLY	(0.730%	)	06/20/2018	0.667%	7,000	(33)	0	(33)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.667%	10,000	(76)	0	(76)
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.667%	11,000	(44)	0	(44)
Pearson Dollar Finance PLC	JPM	(0.830%	)	06/20/2014	0.535%	5,000	(58)	5	(63)
Pioneer Natural Resources Co.	MSC	(1.000%	)	09/20/2016	2.149%	20,835	1,301	1,533	(232)
PMI Group, Inc.	JPM	(0.460%	)	09/20/2016	8.636%	9,500	3,045	0	3,045
ProLogis	CITI	(1.000%	)	06/20/2012	3.063%	10,500	407	223	184
Pulte Group, Inc.	BNP	(1.000%	)	03/20/2013	2.312%	10,250	347	180	167
Pulte Group, Inc.	BNP	(1.000%	)	03/20/2014	2.614%	35,000	1,936	1,578	358
Pulte Group, Inc.	DUB	(1.000%	)	09/20/2011	1.742%	15,400	134	57	77
RadioShack Corp.	BOA	(1.250%	)	06/20/2011	1.642%	10,000	34	0	34
RadioShack Corp.	MLP	(2.250%	)	06/20/2011	1.642%	35,200	(230)	0	(230)
Reed Elsevier Capital, Inc.	MLP	(0.290%	)	06/20/2012	0.480%	5,000	18	0	18
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.000%	12,500	(168)	981	(1,149)
Rexam PLC	RBS	(1.450%	)	06/20/2013	1.000%	4,000	(54)	273	(327)
Rohm and Haas Co.	BNP	(1.000%	)	09/20/2017	0.852%	30,000	(300)	(437)	137
Rohm and Haas Co.	BNP	(1.600%	)	09/20/2017	0.866%	4,665	(227)	0	(227)
Rohm and Haas Co.	BOA	(0.700%	)	09/20/2017	0.866%	13,425	143	0	143
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	0.852%	1,500	(15)	(17)	2
Rohm and Haas Co.	CITI	(0.540%	)	09/20/2017	0.866%	7,000	149	0	149
Royal Bank of Scotland Group PLC	BNP	(3.000%	)	03/20/2015	2.750%	15,000	(172)	(160)	(12)
Royal Bank of Scotland Group PLC	BOA	(3.000%	)	03/20/2015	1.499%	15,000	(1,000)	(102)	(898)
Royal Bank of Scotland Group PLC	BOA	(3.000%	)	06/20/2016	3.535%	25,000	659	855	(196)
RPM International, Inc.	BCLY	(1.460%	)	03/20/2018	1.470%	2,800	1	0	1
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.470%	9,000	263	399	(136)
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.447%	15,000	446	219	227
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.701%	17,300	(2,143)	(1,598)	(545)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.924%	25,000	(995)	0	(995)
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2012	1.526%	42,000	365	(84)	449
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.778%	10,000	(275)	0	(275)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.701%	7,700	696	963	(267)
Ryder System, Inc.	BCLY	(3.540%	)	03/20/2013	1.224%	10,000	(626)	0	(626)
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	1.224%	8,690	(432)	0	(432)
Ryder System, Inc.	JPM	(0.270%	)	06/20/2011	0.853%	5,300	30	0	30
Ryland Group, Inc.	BCLY	(1.000%	)	06/20/2017	2.606%	2,200	205	158	47
Ryland Group, Inc.	BNP	(1.000%	)	06/20/2017	2.606%	28,500	2,660	1,700	960

Ryland Group, Inc.	BNP	(5.000%	)	06/20/2020	2.792%	9,000	(1,486)	(1,621)	135
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	2.377%	9,000	530	668	(138)
Ryland Group, Inc.	RBS	(1.000%	)	06/20/2017	2.606%	900	84	67	17
SCA Finans AB	DUB	(0.810%	)	09/20/2015	0.870%	5,250	14	664	(650)
Seagate Technology HDD Holdings	GSC	(1.000%	)	12/20/2011	1.540%	20,800	158	198	(40)
Seagate Technology HDD Holdings	JPM	(2.250%	)	12/20/2011	1.540%	11,100	(122)	735	(857)
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	1.138%	9,250	20	517	(497)
Sempra Energy	DUB	(1.250%	)	03/20/2019	1.253%	15,000	(1)	0	(1)
Simon Property Group LP	GSC	(1.470%	)	12/20/2016	1.631%	8,400	74	1,023	(949)
Simon Property Group LP	GSC	(3.010%	)	12/20/2016	1.631%	3,300	(265)	0	(265)
Simon Property Group LP	MSC	(1.120%	)	06/20/2016	1.615%	10,000	264	1,361	(1,097)
Simon Property Group LP	RBS	(0.220%	)	09/20/2011	0.834%	5,100	38	0	38
Simon Property Group LP	RBS	(1.060%	)	03/20/2017	1.638%	8,000	272	1,135	(863)
Spectra Energy Capital LLC	DUB	(1.200%	)	06/20/2018	1.110%	1,200	(8)	52	(60)
Spectra Energy Capital LLC	MSC	(1.150%	)	06/20/2018	1.110%	2,500	(8)	120	(128)
Sprint Capital Corp.	BCLY	(3.630%	)	03/20/2012	2.529%	11,000	(216)	0	(216)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%	)	03/20/2013	1.412%	10,000	106	143	(37)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%	)	12/20/2014	1.866%	47,000	1,681	1,741	(60)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	06/20/2012	1.171%	33,000	101	(32)	133
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	1.171%	5,500	(419)	(167)	(252)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2013	1.412%	8,500	90	143	(53)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	1.412%	2,000	(193)	(97)	(96)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	12/20/2015	2.031%	5,500	278	396	(118)
Starwood Hotels & Resorts Worldwide, Inc.	SOG	(5.000%	)	03/20/2013	1.412%	9,500	(917)	(861)	(56)
Tate & Lyle International Finance PLC	BCLY	(1.250%	)	12/20/2014	1.374%	12,000	59	0	59
Temple-Inland, Inc.	BCLY	(1.000%	)	06/20/2012	0.817%	6,000	(23)	61	(84)
Temple-Inland, Inc.	BNP	(6.670%	)	03/20/2018	1.778%	7,430	(2,411)	0	(2,411)
Temple-Inland, Inc.	BOA	(1.000%	)	03/20/2018	1.750%	4,000	197	209	(12)
Temple-Inland, Inc.	JPM	(1.000%	)	03/20/2016	1.626%	5,000	162	157	5
Toll Brothers Finance Corp.	BCLY	(1.000%	)	12/20/2017	2.204%	36,000	2,707	1,746	961
Toll Brothers Finance Corp.	BCLY	(5.000%	)	12/20/2017	2.204%	32,500	(5,742)	(6,822)	1,080
Toll Brothers Finance Corp.	BNP	(1.000%	)	06/20/2015	2.009%	10,000	455	262	193
Toll Brothers Finance Corp.	BNP	(1.000%	)	12/20/2017	2.204%	15,000	1,127	814	313
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	2.318%	7,000	681	251	430
Toll Brothers Finance Corp.	GSC	(1.000%	)	12/20/2017	2.204%	2,700	203	71	132
Toll Brothers Finance Corp.	MSC	(1.390%	)	09/20/2013	1.623%	9,800	67	0	67
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.921%	7,500	(16)	494	(510)
Tyco Electronics Group S.A.	GSC	(1.530%	)	12/20/2012	0.537%	6,500	(162)	0	(162)
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	1.633%	4,000	89	136	(47)
Tyson Foods, Inc.	GSC	(1.000%	)	03/20/2014	1.633%	31,000	686	1,474	(788)
Tyson Foods, Inc.	JPM	(1.000%	)	03/20/2014	1.633%	12,000	266	795	(529)
Tyson Foods, Inc.	RBS	(3.250%	)	06/20/2016	2.072%	19,000	(1,202)	0	(1,202)
Universal Corp.	DUB	(1.000%	)	09/20/2011	0.637%	10,000	(47)	(110)	63
Universal Corp.	DUB	(1.000%	)	12/20/2014	1.476%	33,000	654	580	74
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	3.487%	2,575	347	129	218
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	3.487%	8,000	892	303	589
Universal Health Services, Inc.	BOA	(1.610%	)	06/20/2016	3.487%	7,000	654	50	604
UST LLC	BCLY	(0.700%	)	03/20/2018	0.313%	24,000	(665)	0	(665)
UST LLC	CITI	(1.000%	)	03/20/2018	0.313%	2,500	(123)	(133)	10
Vivendi S.A.	BCLY	(1.510%	)	06/20/2018	1.327%	20,000	(260)	0	(260)
Vivendi S.A.	BOA	(1.200%	)	06/20/2013	1.037%	10,000	(51)	102	(153)
Vivendi S.A.	BOA	(1.280%	)	06/20/2013	1.037%	30,000	(222)	204	(426)
Vivendi S.A.	CSFB	(1.465%	)	06/20/2018	1.327%	8,000	(79)	12	(91)
Vivendi S.A.	CSFB	(1.540%	)	06/20/2018	1.327%	4,700	(71)	7	(78)
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.327%	15,000	334	0	334
Vivendi S.A.	RBS	(1.500%	)	06/20/2018	1.327%	20,000	(246)	29	(275)
VTB Capital S.A.	BCLY	(2.150%	)	05/20/2013	3.387%	15,000	467	6,476	(6,009)
Weatherford International, Inc.	BCLY	(0.790%	)	06/20/2012	1.696%	16,500	286	587	(301)
Wesfarmers Ltd.	BCLY	(2.235%	)	06/20/2013	0.748%	25,000	(1,101)	373	(1,474)
Wesfarmers Ltd.	GSC	(2.510%	)	06/20/2013	0.748%	23,200	(1,210)	0	(1,210)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.742%	20,000	1,119	318	801
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.790%	10,600	265	0	265
XL Capital Ltd.	CSFB	(1.410%	)	09/20/2014	2.167%	1,600	46	435	(389)
Xstrata Finance Canada Ltd.	JPM	(0.290%	)	12/20/2011	1.652%	11,250	222	0	222

							$31,594	$53,324	$(21,730)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	4.000%	09/20/2012	4.405%	$10,000	$(71)	$0	$(71)
Ally Financial, Inc.	GSC	5.000%	03/20/2020	5.566%	30,000	(846)	1,141	(1,987)
Ally Financial, Inc.	JPM	3.750%	09/20/2012	4.405%	12,000	(146)	0	(146)
American Express Co.	CITI	4.300%	12/20/2013	1.012%	18,000	2,012	0	2,012
American International Group, Inc.	BCLY	6.500%	12/20/2013	3.384%	20,000	1,984	0	1,984
American International Group, Inc.	BOA	5.000%	12/20/2010	1.705%	25,000	427	(1,000)	1,427
American International Group, Inc.	BOA	5.000%	12/20/2011	2.624%	41,000	1,461	(1,230)	2,691
American International Group, Inc.	CITI	5.000%	03/20/2012	2.755%	10,000	389	331	58
American International Group, Inc.	DUB	5.000%	09/20/2010	1.705%	15,000	133	0	133
American International Group, Inc.	DUB	5.000%	12/20/2011	2.624%	60,000	2,138	(2,200)	4,338
American International Group, Inc.	GSC	5.000%	09/20/2011	2.439%	17,400	562	(4,002)	4,564
American International Group, Inc.	UBS	5.000%	12/20/2010	1.705%	25,000	427	(1,000)	1,427
American International Group, Inc.	UBS	5.000%	12/20/2011	2.624%	48,000	1,710	(2,440)	4,150
Australia Government Bond	DUB	1.000%	03/20/2015	0.596%	150,000	2,784	2,589	195
Australia Government Bond	DUB	1.000%	06/20/2015	0.587%	25,000	498	654	(156)
Australia Government Bond	RBS	1.000%	06/20/2015	0.587%	25,000	498	678	(180)
Australia Government Bond	UBS	1.000%	03/20/2015	0.596%	50,000	928	693	235
Australia Government Bond	UBS	1.000%	06/20/2015	0.587%	50,000	995	1,331	(336)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	1.755%	20,000	(451)	0	(451)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2015	1.982%	65,000	(2,741)	(1,169)	(1,572)
Berkshire Hathaway Finance Corp.	BNP	1.000%	03/20/2015	1.982%	25,000	(1,054)	(468)	(586)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.982%	162,200	(6,840)	(2,827)	(4,013)
Berkshire Hathaway Finance Corp.	CITI	1.000%	03/20/2015	1.982%	25,000	(1,054)	(434)	(620)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	1.956%	25,000	(979)	(494)	(485)
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.982%	65,000	(2,741)	(932)	(1,809)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.982%	111,400	(4,698)	(1,718)	(2,980)
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2015	2.007%	30,000	(1,356)	(962)	(394)
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	2.007%	20,000	(904)	(816)	(88)
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	1.982%	77,000	(3,247)	(1,445)	(1,802)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.982%	3,300	(139)	(60)	(79)
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	6.737%	6,700	(433)	(486)	53
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%	5,700	(369)	(403)	34
BP Capital Markets PLC	BOA	5.000%	09/20/2011	6.737%	25,000	(457)	(506)	49
BP Capital Markets PLC	CSFB	5.000%	09/20/2011	6.737%	25,000	(457)	(324)	(133)
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%	46,900	(858)	(1,208)	350
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	6.737%	15,800	(1,023)	(1,162)	139
BP Capital Markets PLC	JPM	5.000%	09/20/2011	6.737%	5,900	(108)	(154)	46
BP Capital Markets PLC	MSC	5.000%	09/20/2011	6.737%	25,000	(457)	(411)	(46)
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.895%	15,000	86	0	86
Brazil Government International Bond	BCLY	1.620%	03/20/2013	1.072%	20,900	401	0	401
Brazil Government International Bond	BCLY	1.000%	03/20/2015	1.312%	75,000	(1,025)	(1,413)	388
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.342%	127,100	(1,999)	(1,967)	(32)
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.661%	55,000	104	199	(95)
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.422%	10,000	386	0	386
Brazil Government International Bond	CSFB	1.000%	06/20/2020	1.610%	25,000	(1,249)	(789)	(460)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%	65,000	124	248	(124)
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.661%	20,000	55	97	(42)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.895%	7,500	43	0	43
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.342%	61,800	(972)	(874)	(98)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.610%	50,000	(2,498)	(1,656)	(842)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.661%	15,000	41	39	2
Brazil Government International Bond	GSC	1.000%	03/20/2015	1.312%	100,000	(1,367)	(1,931)	564
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.342%	30,800	(484)	(413)	(71)
Brazil Government International Bond	HSBC	1.000%	12/20/2010	0.661%	25,000	47	102	(55)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	247,900	(3,899)	(3,142)	(757)
Brazil Government International Bond	HSBC	1.000%	06/20/2020	1.610%	110,000	(5,495)	(3,489)	(2,006)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.661%	75,000	142	309	(167)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.312%	25,000	(342)	(506)	164
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	40,000	(629)	(420)	(209)
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.610%	25,000	(1,249)	(789)	(460)
Brazil Government International Bond	MLP	1.710%	05/20/2013	1.090%	15,000	293	0	293
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.416%	300	10	0	10
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.852%	50,000	267	0	267
Brazil Government International Bond	MSC	1.660%	03/20/2013	1.072%	47,000	958	0	958
Brazil Government International Bond	MSC	1.770%	09/20/2014	1.246%	15,000	392	0	392
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.342%	31,500	(495)	(305)	(190)
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.461%	6,000	62	0	62
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.661%	50,000	137	225	(88)

Brazil Government International Bond	RBS	1.000%	03/20/2015	1.312%	50,000	(684)	(989)	305
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.661%	20,000	55	94	(39)
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	3.543%	25,000	(3,497)	0	(3,497)
Canada Government Bond	GSC	1.000%	03/20/2015	0.409%	10,000	273	243	30
China Government International Bond	BCLY	1.000%	03/20/2015	0.876%	50,000	294	520	(226)
China Government International Bond	BCLY	1.000%	06/20/2015	0.902%	50,000	245	816	(571)
China Government International Bond	BNP	1.000%	06/20/2015	0.902%	25,000	123	384	(261)
China Government International Bond	BOA	0.780%	12/20/2014	0.805%	50,000	(43)	0	(43)
China Government International Bond	BOA	1.000%	06/20/2015	0.902%	126,600	621	1,811	(1,190)
China Government International Bond	CITI	1.000%	06/20/2015	0.902%	24,900	122	388	(266)
China Government International Bond	CSFB	1.000%	03/20/2015	0.876%	85,000	499	411	88
China Government International Bond	CSFB	1.000%	06/20/2015	0.902%	25,000	123	136	(13)
China Government International Bond	DUB	1.000%	03/20/2015	0.876%	30,000	176	312	(136)
China Government International Bond	JPM	1.000%	03/20/2015	0.876%	35,000	206	157	49
China Government International Bond	JPM	1.000%	06/20/2015	0.902%	60,000	294	494	(200)
China Government International Bond	MSC	1.000%	03/20/2015	0.876%	100,000	587	463	124
China Government International Bond	RBS	1.000%	03/20/2015	0.876%	20,000	117	198	(81)
China Government International Bond	RBS	1.000%	06/20/2015	0.902%	104,600	513	1,382	(869)
China Government International Bond	UBS	1.000%	03/20/2015	0.876%	25,000	147	119	28
China Government International Bond	UBS	1.000%	06/20/2015	0.902%	25,000	123	396	(273)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	61,400	(87)	(410)	323
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.466%	9,100	(49)	(65)	16
Citigroup, Inc.	BNP	1.000%	03/20/2011	1.235%	19,800	(28)	(105)	77
Citigroup, Inc.	BOA	1.000%	03/20/2011	1.235%	55,000	(78)	(369)	291
Citigroup, Inc.	BOA	1.000%	09/20/2011	1.345%	10,000	(43)	(68)	25
Citigroup, Inc.	GSC	1.000%	03/20/2011	1.235%	30,100	(43)	(171)	128
Citigroup, Inc.	GSC	1.000%	09/20/2011	1.350%	16,300	(65)	(69)	4
Citigroup, Inc.	JPM	1.000%	12/20/2010	1.235%	23,100	(19)	30	(49)
Citigroup, Inc.	JPM	1.000%	09/20/2011	1.466%	5,700	(31)	(31)	0
Citigroup, Inc.	MSC	1.000%	12/20/2010	1.235%	50,000	(42)	(182)	140
Citigroup, Inc.	MSC	1.000%	06/20/2011	1.380%	70,200	(239)	(159)	(80)
Citigroup, Inc.	UBS	1.000%	03/20/2011	1.235%	111,400	(158)	(637)	479
Citigroup, Inc.	UBS	1.000%	09/20/2011	1.466%	6,600	(36)	(49)	13
Daimler Finance North America LLC	DUB	5.050%	09/20/2012	1.680%	6,000	18	0	18
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.075%	6,000	(18)	(154)	136
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.075%	6,000	(18)	(154)	136
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.075%	5,000	(15)	(185)	170
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.584%	16,000	53	11	42
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.075%	16,000	(47)	(453)	406
Emirate of Abu Dhabi	JPM	1.000%	12/20/2014	1.075%	5,000	(15)	(185)	170
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.075%	17,000	(50)	(460)	410
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	2.000%	10,000	(776)	0	(776)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	4.142%	10,000	13	0	13
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	4.142%	4,100	146	0	146
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	4.142%	8,000	285	0	285
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	4.919%	7,400	32	(159)	191
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	2.169%	10,000	166	0	166
France Government Bond	BCLY	0.250%	03/20/2015	0.873%	100,000	(2,786)	(1,690)	(1,096)
France Government Bond	BOA	0.250%	03/20/2015	0.873%	71,800	(2,000)	(1,230)	(770)
France Government Bond	CITI	0.250%	03/20/2015	0.873%	65,000	(1,811)	(1,053)	(758)
France Government Bond	CITI	0.250%	06/20/2015	0.887%	200,000	(5,966)	(3,996)	(1,970)
France Government Bond	DUB	0.250%	03/20/2015	0.873%	50,000	(1,393)	(631)	(762)
France Government Bond	DUB	0.250%	06/20/2015	0.887%	50,000	(1,491)	(918)	(573)
France Government Bond	GSC	0.250%	03/20/2015	0.873%	211,600	(5,895)	(3,388)	(2,507)
France Government Bond	GSC	0.250%	06/20/2015	0.887%	50,000	(1,491)	(918)	(573)
France Government Bond	JPM	0.250%	03/20/2015	0.873%	30,000	(836)	0	(836)
France Government Bond	RBS	0.250%	03/20/2015	0.873%	70,300	(1,958)	(1,205)	(753)
Gaz Capital S.A.	JPM	2.170%	02/20/2013	2.610%	5,000	(17)	0	(17)
Gaz Capital S.A.	MSC	0.870%	11/20/2011	2.216%	50,000	(875)	0	(875)
Gaz Capital S.A.	MSC	2.180%	02/20/2013	2.610%	10,400	(32)	0	(32)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.721%	52,100	(68)	0	(68)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.721%	7,200	(25)	0	(25)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.721%	32,500	(252)	0	(252)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.866%	22,300	1,377	459	918
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.948%	33,800	(1,049)	0	(1,049)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	1.972%	50,000	(1,373)	0	(1,373)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	1.972%	25,000	(245)	0	(245)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.993%	40,000	(794)	0	(794)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	2.030%	25,000	1,677	0	1,677

General Electric Capital Corp.	BCLY	4.800%	12/20/2013	2.030%	30,000	2,753	0	2,753
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	2.029%	20,000	2,218	560	1,658
General Electric Capital Corp.	BCLY	1.000%	12/20/2014	2.063%	50,000	(2,160)	(2,557)	397
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.694%	2,000	(3)	(25)	22
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.721%	22,800	(79)	0	(79)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	1.761%	10,000	(91)	0	(91)
General Electric Capital Corp.	BNP	5.000%	09/20/2011	1.757%	14,400	587	674	(87)
General Electric Capital Corp.	BNP	1.000%	03/20/2012	1.840%	25,000	(348)	(498)	150
General Electric Capital Corp.	BNP	4.700%	12/20/2013	2.030%	7,300	646	0	646
General Electric Capital Corp.	BNP	1.000%	12/20/2014	2.063%	34,400	(1,486)	(1,730)	244
General Electric Capital Corp.	BOA	1.000%	06/20/2011	1.733%	60,400	(412)	(737)	325
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.757%	49,000	1,996	2,591	(595)
General Electric Capital Corp.	BOA	1.000%	03/20/2012	1.840%	100,000	(1,393)	(2,105)	712
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.866%	25,000	1,544	332	1,212
General Electric Capital Corp.	BOA	5.000%	06/20/2014	2.029%	120,500	13,362	4,012	9,350
General Electric Capital Corp.	BOA	1.000%	12/20/2014	2.063%	25,000	(1,080)	(1,123)	43
General Electric Capital Corp.	CITI	1.000%	09/20/2010	1.694%	25,000	(32)	(236)	204
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.721%	8,600	(22)	0	(22)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.733%	7,000	231	(340)	571
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.030%	17,300	1,132	0	1,132
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.030%	57,300	4,362	0	4,362
General Electric Capital Corp.	CITI	4.800%	12/20/2013	2.030%	50,000	4,589	0	4,589
General Electric Capital Corp.	CITI	4.875%	12/20/2013	2.030%	46,900	4,420	0	4,420
General Electric Capital Corp.	CITI	3.800%	03/20/2014	2.047%	30,000	1,859	0	1,859
General Electric Capital Corp.	CITI	3.820%	03/20/2014	2.047%	50,000	3,132	0	3,132
General Electric Capital Corp.	CITI	3.850%	03/20/2014	2.047%	25,900	1,650	0	1,650
General Electric Capital Corp.	CITI	3.950%	03/20/2014	2.047%	15,000	1,008	0	1,008
General Electric Capital Corp.	CITI	4.000%	03/20/2014	2.047%	50,000	3,447	0	3,447
General Electric Capital Corp.	CITI	5.000%	09/20/2014	2.042%	50,000	5,825	1,187	4,638
General Electric Capital Corp.	CITI	1.000%	12/20/2014	2.063%	25,000	(1,080)	(1,123)	43
General Electric Capital Corp.	DUB	1.000%	09/20/2010	1.694%	8,500	(11)	(95)	84
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.721%	21,900	(26)	0	(26)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.721%	10,400	(35)	0	(35)
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.694%	6,000	(28)	(46)	18
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.721%	1,100	28	(71)	99
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.757%	10,000	(89)	(284)	195
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.785%	900	(3)	0	(3)
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.962%	55,000	4,812	1,269	3,543
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.979%	30,000	2,809	634	2,175
General Electric Capital Corp.	DUB	4.300%	12/20/2013	2.030%	24,700	1,860	0	1,860
General Electric Capital Corp.	DUB	4.800%	12/20/2013	2.030%	20,000	1,835	0	1,835
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.030%	34,100	3,242	0	3,242
General Electric Capital Corp.	DUB	4.000%	03/20/2014	2.047%	10,000	689	0	689
General Electric Capital Corp.	DUB	4.050%	03/20/2014	2.047%	25,000	1,767	0	1,767
General Electric Capital Corp.	DUB	5.000%	06/20/2014	2.029%	49,800	5,522	1,615	3,907
General Electric Capital Corp.	DUB	1.000%	03/20/2016	2.108%	37,100	(2,059)	(2,466)	407
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.721%	6,400	(23)	0	(23)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.721%	2,900	138	0	138
General Electric Capital Corp.	GSC	0.960%	06/20/2011	1.761%	14,000	(105)	0	(105)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.733%	16,400	542	245	297
General Electric Capital Corp.	GSC	1.000%	03/20/2012	1.840%	450,000	(6,267)	(9,525)	3,258
General Electric Capital Corp.	GSC	1.280%	06/20/2013	1.993%	10,000	(198)	0	(198)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.757%	24,200	986	1,250	(264)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.866%	11,800	(194)	(223)	29
General Electric Capital Corp.	JPM	1.000%	12/20/2014	2.063%	75,000	(3,239)	(3,867)	628
General Electric Capital Corp.	JPM	0.280%	03/20/2016	2.142%	10,000	(935)	0	(935)
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.757%	5,500	(49)	(85)	36
General Electric Capital Corp.	MSC	1.000%	12/20/2014	2.063%	50,000	(2,159)	(2,367)	208
General Electric Capital Corp.	UBS	1.000%	09/20/2010	1.694%	43,000	(56)	(407)	351
General Electric Capital Corp.	UBS	1.000%	03/20/2012	1.840%	100,000	(1,393)	(2,045)	652
General Electric Capital Corp.	UBS	1.000%	12/20/2014	2.063%	65,000	(2,807)	(3,362)	555
Goldman Sachs Group, Inc.	BOA	1.000%	12/20/2010	1.726%	28,000	(89)	90	(179)
Goldman Sachs Group, Inc.	CITI	1.000%	03/20/2011	1.726%	10,000	(49)	11	(60)
Goldman Sachs Group, Inc.	JPM	1.000%	12/20/2010	1.726%	8,400	(27)	(41)	14
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2011	1.730%	50,000	(340)	(802)	462
HCA, Inc.	JPM	1.000%	06/20/2011	1.597%	25,000	(136)	(213)	77
HSBC Finance Corp.	CITI	1.000%	09/20/2010	1.517%	4,400	(4)	(67)	63
Indonesia Government International Bond	DUB	1.200%	12/20/2010	0.915%	25,000	42	0	42
Indonesia Government International Bond	MSC	1.250%	12/20/2010	0.915%	30,000	58	0	58

Indonesia Government International Bond	RBS	1.310%	12/20/2011	1.135%		44,300	130	0	130
Indonesia Government International Bond	RBS	1.330%	12/20/2011	1.135%		50,000	162	0	162
Indonesia Government International Bond	RBS	1.085%	03/20/2012	1.199%		24,270	(40)	0	(40)
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.485%	EUR	204,500	(109)	0	(109)
International Lease Finance Corp.	BCLY	5.000%	09/20/2010	5.620%		$15,000	0	(487)	487
International Lease Finance Corp.	BCLY	5.000%	12/20/2010	5.621%		28,000	(42)	(2,175)	2,133
International Lease Finance Corp.	CITI	5.000%	09/20/2010	5.620%		15,000	0	(262)	262
International Lease Finance Corp.	DUB	5.000%	09/20/2010	5.620%		5,000	0	(450)	450
International Lease Finance Corp.	JPM	5.000%	09/20/2010	5.620%		2,500	0	(200)	200
International Lease Finance Corp.	JPM	5.000%	12/20/2010	5.621%		5,000	(8)	(413)	405
International Lease Finance Corp.	UBS	5.000%	12/20/2010	5.621%		10,000	(15)	(900)	885
International Lease Finance Corp.	UBS	5.000%	03/20/2011	5.621%		10,000	(29)	(800)	771
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.884%		75,000	414	703	(289)
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%		131,700	727	1,057	(330)
Japan Government International Bond	BOA	1.000%	06/20/2015	0.929%		100,000	365	944	(579)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.884%		28,700	159	220	(61)
Japan Government International Bond	DUB	1.000%	06/20/2015	0.929%		20,000	73	177	(104)
Japan Government International Bond	GSC	1.000%	03/20/2015	0.884%		217,800	1,203	1,785	(582)
Japan Government International Bond	GSC	1.000%	06/20/2015	0.929%		44,900	164	53	111
Japan Government International Bond	JPM	1.000%	06/20/2015	0.929%		65,000	237	68	169
Japan Government International Bond	MSC	1.000%	06/20/2015	0.929%		50,000	182	117	65
Japan Government International Bond	RBS	1.000%	03/20/2015	0.884%		35,000	193	353	(160)
Japan Government International Bond	RBS	1.000%	06/20/2015	0.929%		30,100	110	246	(136)
Japan Government International Bond	UBS	1.000%	06/20/2015	0.929%		35,000	128	463	(335)
JPMorgan Chase & Co.	BNP	1.000%	09/20/2011	0.737%		15,000	53	65	(12)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.925%		10,000	4	0	4
JPMorgan Chase & Co.	GSC	1.000%	09/20/2011	0.737%		25,000	88	92	(4)
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.925%		9,000	(13)	0	(13)
JSC Gazprom	JPM	0.970%	10/20/2012	2.537%		45,400	(1,500)	0	(1,500)
JSC Gazprom	JPM	1.020%	10/20/2012	2.537%		45,400	(1,445)	0	(1,445)
Merrill Lynch & Co., Inc.	BCLY	1.000%	12/20/2010	1.190%		50,000	(31)	(40)	9
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2010	1.190%		30,000	(5)	25	(30)
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.410%		35,000	(130)	(293)	163
MetLife, Inc.	DUB	1.000%	12/20/2010	2.044%		10,000	(47)	(49)	2
MetLife, Inc.	DUB	5.000%	06/20/2012	2.654%		120,000	5,539	4,471	1,068
MetLife, Inc.	GSC	1.000%	03/20/2015	3.284%		25,000	(2,351)	(1,561)	(790)
MetLife, Inc.	UBS	1.000%	12/20/2010	2.044%		15,000	(70)	(48)	(22)
Mexico Government International Bond	BCLY	1.000%	03/20/2011	0.612%		20,000	62	41	21
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.283%		50,000	(618)	(1,080)	462
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.612%		50,000	107	89	18
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.612%		15,000	46	22	24
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.612%		45,000	96	101	(5)
Mexico Government International Bond	HSBC	1.000%	03/20/2015	1.283%		25,000	(309)	(529)	220
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.612%		35,000	75	74	1
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.385%		6,950	(153)	0	(153)
Mexico Government International Bond	RBS	1.000%	03/20/2015	1.283%		25,000	(309)	(529)	220
Morgan Stanley	BCLY	1.000%	12/20/2010	2.187%		25,000	(134)	0	(134)
Morgan Stanley	BNP	1.000%	03/20/2011	2.187%		20,000	(165)	(21)	(144)
Morgan Stanley	BOA	1.000%	09/20/2010	2.187%		25,000	(60)	(14)	(46)
Morgan Stanley	BOA	1.000%	12/20/2010	2.187%		55,000	(295)	(27)	(268)
Morgan Stanley	BOA	1.000%	03/20/2011	2.187%		30,000	(248)	(32)	(216)
Morgan Stanley	BOA	1.000%	06/20/2011	2.297%		17,200	(210)	62	(272)
Morgan Stanley	CITI	1.000%	12/20/2010	2.187%		25,000	(134)	0	(134)
Morgan Stanley	GSC	1.000%	03/20/2011	2.187%		39,300	(325)	(42)	(283)
Morgan Stanley	JPM	1.000%	06/20/2011	2.297%		78,900	(965)	(259)	(706)
Panama Government International Bond	CSFB	1.200%	02/20/2017	1.409%		14,400	(118)	0	(118)
Panama Government International Bond	DUB	1.170%	04/20/2017	1.416%		20,000	(253)	0	(253)
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.835%		4,600	10	0	10
Panama Government International Bond	JPM	0.730%	01/20/2012	0.835%		12,600	21	0	21
Panama Government International Bond	JPM	1.250%	01/20/2017	1.405%		2,800	(10)	0	(10)
Panama Government International Bond	JPM	1.230%	02/20/2017	1.409%		10,000	(63)	0	(63)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.835%		44,400	91	0	91
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	2.487%		10,000	983	(179)	1,162
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	2.487%		5,000	491	(90)	581
Prudential Financial, Inc.	DUB	1.000%	12/20/2010	1.631%		10,000	(27)	(21)	(6)
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	2.237%		10,000	10	0	10
Prudential Financial, Inc.	UBS	1.000%	12/20/2010	1.631%		15,000	(41)	(16)	(25)
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	1.269%		5,000	46	0	46
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	1.269%		3,000	23	0	23

Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	1.269%		5,000	39	0	39
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	1.269%		2,000	18	0	18
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	1.269%		5,000	39	0	39
Republic of Germany	BCLY	0.250%	03/20/2015	0.427%		50,000	(401)	(293)	(108)
Republic of Germany	BCLY	0.250%	06/20/2015	0.438%		25,000	(223)	(279)	56
Republic of Germany	BNP	0.250%	03/20/2015	0.427%		30,000	(240)	55	(295)
Republic of Germany	BOA	0.250%	06/20/2015	0.438%		50,000	(445)	(534)	89
Republic of Germany	CITI	0.250%	06/20/2015	0.438%		125,000	(1,112)	(1,488)	376
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%		40,300	(302)	(403)	101
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.804%		59,700	(448)	(628)	180
Republic of Italy Government Bond	GSC	1.000%	06/20/2015	1.901%		17,000	(684)	(247)	(437)
Republic of Italy Government Bond	HSBC	1.000%	06/20/2015	1.901%		25,000	(1,006)	(444)	(562)
Republic of Italy Government Bond	MSC	1.000%	06/20/2015	1.901%		18,000	(724)	(253)	(471)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.901%		10,000	(402)	(178)	(224)
Republic of Italy Government Bond	SOG	1.000%	06/20/2015	1.901%		25,000	(1,006)	(467)	(539)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%		36,000	(44)	(74)	30
Russia Government International Bond	DUB	1.000%	12/20/2010	1.003%		25,000	7	(26)	33
SLM Corp.	BCLY	5.000%	09/20/2011	4.520%		2,800	20	(196)	216
SLM Corp.	BOA	5.000%	09/20/2010	3.006%		25,000	147	(2,250)	2,397
SLM Corp.	BOA	5.000%	12/20/2010	3.006%		25,600	277	(2,055)	2,332
SLM Corp.	BOA	5.000%	09/20/2011	4.520%		10,500	75	(1,312)	1,387
SLM Corp.	BOA	5.000%	12/20/2011	4.778%		44,200	200	(3,536)	3,736
SLM Corp.	CITI	5.000%	06/20/2011	3.958%		25,000	284	(1,812)	2,096
SLM Corp.	DUB	5.000%	09/20/2010	3.006%		2,600	15	(208)	223
SLM Corp.	DUB	5.000%	09/20/2014	5.945%		1,400	(44)	(158)	114
SLM Corp.	MSC	5.000%	12/20/2010	3.006%		15,000	163	(225)	388
SLM Corp.	MSC	5.000%	12/20/2011	4.778%		15,000	68	(1,275)	1,343
SLM Corp.	UBS	5.000%	12/20/2011	4.778%		40,000	181	(2,200)	2,381
South Korea Government Bond	BCLY	0.550%	12/20/2010	0.754%		25,000	(21)	0	(21)
South Korea Government Bond	CITI	0.540%	12/20/2010	0.754%		10,000	(9)	0	(9)
South Korea Government Bond	DUB	1.000%	03/20/2011	0.754%		20,000	41	81	(40)
South Korea Government Bond	GSC	1.000%	03/20/2011	0.754%		9,000	19	42	(23)
South Korea Government Bond	JPM	0.600%	12/20/2010	0.716%		25,000	(10)	0	(10)
Swedbank AB	BNP	5.000%	09/20/2014	1.475%	EUR	25,000	4,391	4,065	326
Sweden Government Bond	JPM	1.000%	03/20/2015	0.394%		$30,000	838	801	37
U.S. Treasury Notes	BCLY	0.250%	03/20/2015	0.353%	EUR	225,000	(1,291)	(2,919)	1,628
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.353%		25,000	(143)	(260)	117
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.336%		20,000	(95)	42	(137)
U.S. Treasury Notes	CSFB	0.250%	03/20/2015	0.353%		25,000	(143)	(408)	265
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.353%		125,000	(717)	(2,163)	1,446
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.369%		50,000	(348)	(526)	178
U.S. Treasury Notes	HSBC	0.250%	03/20/2015	0.353%		50,000	(287)	(582)	295
U.S. Treasury Notes	RBS	0.250%	03/20/2015	0.353%		75,000	(430)	(1,252)	822
U.S. Treasury Notes	SOG	0.250%	03/20/2015	0.353%		50,000	(287)	(687)	400
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.369%		25,000	(174)	(221)	47
U.S. Treasury Notes	UBS	0.250%	03/20/2015	0.353%		50,000	(287)	(711)	424
UBS AG	BNP	0.760%	03/20/2013	1.347%		$30	0	0	0
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.698%		8,800	117	66	51
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.719%		100,000	1,299	569	730
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.738%		50,000	635	333	302
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.738%		25,000	317	178	139
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.719%		100,000	1,299	424	875
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.738%		200,000	2,538	1,548	990
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.738%		50,000	635	538	97
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.719%		135,000	1,754	432	1,322
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%		175,000	2,221	1,560	661
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.719%		550,000	7,145	1,892	5,253
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.738%		25,000	317	172	145
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.698%		8,900	118	66	52
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%		100,000	1,299	811	488
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.738%		75,000	952	526	426
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.698%		14,600	194	109	85
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.719%		30,000	(633)	(339)	(294)
United Kingdom Gilt	MSC	1.000%	03/20/2015	0.719%		200,000	2,598	1,757	841
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.738%		50,000	635	333	302
United Kingdom Gilt	SOG	1.000%	12/20/2014	0.698%		28,900	384	202	182
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.719%		275,000	3,573	1,117	2,456
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.738%		50,000	635	527	108
United Kingdom Gilt	UBS	1.000%	06/20/2015	0.738%		100,000	1,269	1,202	67

Verizon Communications, Inc.	BCLY	1.000%	06/20/2013	0.686%	14,205	135	105	30
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.686%	10,900	103	97	6
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.686%	15,000	142	75	67
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	1.038%	5,000	249	0	249
Wells Fargo & Co.	BOA	1.000%	12/20/2010	0.710%	75,000	125	226	(101)
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.765%	33,500	86	222	(136)
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.966%	4,500	34	0	34
Wells Fargo & Co.	DUB	2.500%	12/20/2013	1.038%	5,000	249	0	249

						$17,436	$(79,863)	$97,299

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$75,200	$6,966	$8,835	$(1,869)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	124,900	11,569	14,192	(2,623)
CDX.EM-12 Index	GSC	5.000%	12/20/2014	24,300	2,251	2,892	(641)
CDX.EM-12 Index	HSBC	5.000%	12/20/2014	25,000	2,316	2,900	(584)
CDX.EM-12 Index	JPM	5.000%	12/20/2014	25,000	2,316	2,838	(522)
CDX.EM-12 Index	MSC	5.000%	12/20/2014	25,000	2,316	2,962	(646)
CDX.EM-12 Index	UBS	5.000%	12/20/2014	50,000	4,631	4,975	(344)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	541,700	56,419	68,814	(12,395)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	163,800	17,060	20,796	(3,736)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	389,900	40,609	50,231	(9,622)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	50,700	5,280	6,337	(1,057)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	902,500	93,997	114,978	(20,981)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	100,146	(1,120)	0	(1,120)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	126,049	(1,308)	0	(1,308)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	96,294	(972)	0	(972)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	834	0	834
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	643	0	643
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	380	0	380
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	522	0	522
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	1,645	0	1,645
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	1,910	0	1,910
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	1,264	0	1,264
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	1,064	0	1,064
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	131	0	131
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	186	0	186
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,584	372	0	372
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	2,453	0	2,453
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	3,667	0	3,667
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,081	185	0	185
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	21,894	292	0	292
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	385,799	5,212	0	5,212
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	183,255	2,747	0	2,747
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	241,125	1,024	0	1,024
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,017	428	0	428
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	638	0	638
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	130,979	947	0	947
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,136	1,267	0	1,267
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	163,579	1,244	0	1,244
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	241,125	1,825	0	1,825
MCDX 5-Year Index	GSC	1.000%	06/20/2015	100,000	(5,555)	(4,866)	(689)

					$267,655	$295,884	$(28,229)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$2,516	$(1)	$2,517
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	1,992	(69)	2,061
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	2,466	0	2,466
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	159,000	(1,955)	(2,885)	930
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	(91)	0	(91)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(70)	0	(70)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		459,700	(617)	(539)	(78)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		454,000	656	712	(56)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	781	518	263
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		845,100	1,047	1,069	(22)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,114,300	1,381	1,522	(141)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		412,200	1,993	1,939	54
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		268,000	1,296	1,299	(3)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	GSC		570,000	1,487	0	1,487
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,132,000	4,210	3,965	245
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		411,000	1,529	1,032	497
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		535,900	(396)	0	(396)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		444,000	(203)	(30)	(173)
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		127,400	(8)	0	(8)
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		450,000	1,746	1,228	518
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		1,094,300	(418)	(572)	154
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	2,547	120	2,427
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		61,900	256	300	(44)
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		175,100	376	328	48
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		300,000	489	0	489
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		282,500	1,249	823	426
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	402	55	347
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,302	175	2,127
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		491,200	535	37	498
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		265,200	44	(193)	237
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		896,000	1,334	267	1,067
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		284,000	423	134	289
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		2,614,100	2,381	826	1,555
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		453,900	416	954	(538)
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		548,000	915	(787)	1,702
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		43,600	100	68	32
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		108,000	(26)	0	(26)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		403,000	1,434	356	1,078
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400	3,390	1,426	1,964
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000	4,084	658	3,426
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		877,000	5,357	897	4,460
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,632,400	10,409	4,177	6,232
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		3,044,800	13,114	7,519	5,595
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		264,500	1,505	1,336	169
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		536,400	2,904	1,825	1,079
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		227,500	651	0	651
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	1,107	(61)	1,168
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		442,800	2,281	424	1,857
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		583,600	5,097	2,018	3,079
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		973,700	8,873	2,096	6,777
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,514,500	15,973	5,080	10,893
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(1,806)	(51)	(1,755)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		267,000	(826)	451	(1,277)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		255,900	(792)	766	(1,558)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	923	2,330	(1,407)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	115,100	1,686	867	819
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		181,500	2,659	1,068	1,591
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$1,509,000	21,950	17,293	4,657

Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		7,230,100	105,172	82,435	22,737
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	RBS		579,100	8,424	6,555	1,869
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		21,200	1,960	376	1,584
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		835,700	77,283	17,864	59,419
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		805,500	76,147	43,494	32,653
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		424,000	40,082	27,865	12,217
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		606,400	18,829	8,008	10,821
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		200,900	6,234	2,391	3,843
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CSFB		75,700	2,349	878	1,471
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		199,300	6,184	2,371	3,813
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	JPM		135,500	4,205	665	3,540
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	MSC		131,100	4,068	623	3,445
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		173,700	16,482	6,826	9,656
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		144,400	13,702	6,137	7,565
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		850,300	80,682	40,737	39,945
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		603,200	57,236	33,061	24,175
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	DUB		638,900	49,392	30,580	18,812
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	JPM		1,044,570	80,753	49,584	31,169
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	RBS		928,200	71,757	47,180	24,577
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	CITI		168,300	11,841	7,033	4,808
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	DUB		598,000	42,071	27,078	14,993
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	MSC		1,977,100	139,096	84,679	54,417
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		1,414,300	99,501	83,480	16,021
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(5,589)	5,211	(10,800)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		31,800	553	0	553
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		300,000	6,696	(4,013)	10,709
Pay	6-Month AUD Bank Bill	6.250%	12/15/2020	RBC		200,000	7,602	(65)	7,667
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	1,489	0	1,489
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	2,183	28	2,155
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		434,000	1,273	217	1,056
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC		33,500	98	15	83
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		2,522,600	7,476	1,129	6,347
Pay	28-Day MXN TIIE	8.000%	01/24/2020	MSC		1,300,000	5,332	(26)	5,358

							$1,173,621	$675,166	$498,455

(p)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/27/2010	3,134	$1,966	$9,699
Call - CBOT U.S. Treasury 10-Year Note September Futures	122.000	08/27/2010	3,437	2,032	5,852
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	7,139	3,596	320
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	3,437	3,053	411

				$10,647	$16,282

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	$619	$78
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		$529,300	2,402	12,375
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		429,800	2,493	4
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		991,000	7,820	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		163,300	1,135	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		429,000	3,325	0
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		455,400	2,732	11,745
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		455,400	3,279	51
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	150
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,703,600	8,891	43,935
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,703,600	15,483	191
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		1,305,800	5,807	30,528
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		1,305,800	10,217	13
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		157,400	519	4,059
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		157,400	1,133	18
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,663	313
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		1,624,200	7,067	37,972
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010		610,200	3,020	24,516
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010		1,610,100	7,707	54

Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	624,300	6,443	6
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	434,400	1,977	11,203
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	434,400	2,063	49
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	389,800	1,169	9,113
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	389,800	3,898	4
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	51,200	297	1,320
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	51,200	374	6
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	182,000	1,256	76
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	847,000	3,874	19,802
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	337,100	2,899	13,544
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	826,900	3,375	28
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	357,200	3,965	3
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	480,800	3,769	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,199,800	14,519	769
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	74,000	651	2,101
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	74,000	577	65
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	340,000	2,261	142
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,505,400	4,403	35,195
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	819,300	4,015	32,918
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	819,300	5,489	28
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,505,400	6,360	14
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,709,000	9,191	44,075
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	952,600	5,001	144
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,709,000	11,442	192
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	679,000	7,327	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,494,400	11,682	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,387,300	13,168	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	209,400	1,361	4,896
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	1,466,300	9,614	58,913
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	1,466,300	8,484	49
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	209,400	2,094	2
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	66,000	629	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	365,500	2,010	9,426
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	48,000	252	7
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	365,500	3,399	41
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,571,600	16,201	899
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,995,300	12,243	833
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	6,191,100	32,215	144,742
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	1,451,600	10,890	58,322
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	4,202,800	19,279	142
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,188,900	15,638	31
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	634,000	4,988	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,406,100	34,008	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	3,644,900	31,423	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	939,500	4,604	24,230
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	939,500	9,301	105
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	3,287,700	19,250	1,149
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	719,000	4,889	300

							$464,977	$640,886

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR	147,400	$312	$67
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	09/15/2010		147,400	945	1,410
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010		$124,900	175	4
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010		124,900	337	106

							$1,769	$1,587

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	90.000	07/21/2010	$2,059,800	$18,632	$46,255

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,757,700	$14,866	$19,684
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	47,439
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	631,100	4,733	6,176

						$56,876	$73,299

(q)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsouth Bank	5.200%	04/01/2015	04/14/2010	$4,759	$4,782	0.00%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 -05/26/2010	64,813	65,931	0.03%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	202	172	0.00%
Goldman Sachs Group, Inc.	1.182%	08/12/2015	12/01/2009	68,857	52,899	0.02%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,598	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	82	101	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008 - 12/11/2008	1,698	2,034	0.01%
SLM Corp.	4.800%	02/13/2014	03/12/2010	8,915	8,738	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$150,473	$137,262	0.06%

(r)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$1,572,000	$1,693,076	$1,705,130

(s)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	220,272	07/2010	BOA	$0	$(6,596)	$(6,596)
Sell		38,828	07/2010	MSC	1,101	0	1,101
Sell	BRL	367,796	08/2010	CITI	713	0	713
Sell		2,053,741	08/2010	GSC	4,915	(63)	4,852
Sell		1,006,128	08/2010	HSBC	1,196	(75)	1,121
Sell		49,799	08/2010	MSC	119	0	119
Sell		1,127,506	08/2010	RBS	4,049	0	4,049
Buy	CAD	34,924	07/2010	CITI	0	(435)	(435)
Sell		205,348	07/2010	CITI	11,422	0	11,422
Buy		4,297	07/2010	CSFB	0	(105)	(105)
Buy		10,672	07/2010	RBS	0	(473)	(473)
Sell		619,811	07/2010	RBS	34,479	0	34,479
Sell		1,301,040	07/2010	UBS	71,444	0	71,444
Sell	CHF	117,655	09/2010	CITI	0	(4,685)	(4,685)
Buy	CNY	594,253	08/2010	BCLY	0	(1,858)	(1,858)
Buy		242,161	08/2010	DUB	0	(748)	(748)
Buy		521,430	08/2010	HSBC	29	(698)	(669)
Buy		1,146,342	08/2010	JPM	65	(1,941)	(1,876)
Buy		676,088	08/2010	MSC	12	(376)	(364)
Buy		223,031	11/2010	BCLY	0	(686)	(686)
Buy		391,025	11/2010	CITI	0	(1,200)	(1,200)
Buy		599,977	11/2010	DUB	0	(1,899)	(1,899)
Buy		516,434	11/2010	JPM	0	(1,515)	(1,515)
Buy		132,287	11/2010	MSC	0	(456)	(456)
Buy		248,137	04/2011	HSBC	0	(545)	(545)
Buy		744,094	04/2011	JPM	0	(1,683)	(1,683)
Buy		649,092	06/2011	DUB	0	(3,733)	(3,733)
Buy	EUR	29,195	07/2010	BCLY	0	(507)	(507)
Sell		15,291	07/2010	BCLY	72	0	72
Sell		3,195,340	07/2010	BNP	343,728	0	343,728
Buy		5,857	07/2010	BOA	0	(79)	(79)
Buy		264,478	07/2010	CITI	523	(3,128)	(2,605)
Sell		56,964	07/2010	CITI	185	0	185
Sell		15,277	07/2010	CSFB	0	(51)	(51)
Buy		28,925	07/2010	DUB	772	0	772
Sell		76,404	07/2010	DUB	218	0	218
Buy		19,722	07/2010	HSBC	362	(11)	351

Buy		56,161	07/2010	MSC	1,294	0	1,294
Sell		56,673	07/2010	MSC	690	0	690
Buy		13,553	07/2010	RBC	0	(78)	(78)
Buy		112,596	07/2010	RBS	2	(532)	(530)
Sell		183,799	07/2010	RBS	2,252	0	2,252
Buy		223,352	08/2010	CITI	0	(2,538)	(2,538)
Buy		218,341	08/2010	RBS	0	(3,338)	(3,338)
Sell	GBP	4,934	09/2010	BNP	15	0	15
Sell		1,388,970	09/2010	BOA	0	(17,916)	(17,916)
Sell		12,504	09/2010	CITI	29	0	29
Sell		10,364	09/2010	CSFB	140	0	140
Sell		1,246	09/2010	HSBC	20	0	20
Sell		5,459	09/2010	MSC	34	0	34
Sell		5,660	09/2010	RBS	0	(77)	(77)
Buy	IDR	237,000,000	10/2010	BOA	2,434	0	2,434
Buy		1,412,000,000	10/2010	CITI	13,538	0	13,538
Buy		212,000,000	10/2010	RBS	2,172	0	2,172
Buy		427,000,000	10/2010	UBS	3,384	0	3,384
Buy		8,600,240	11/2010	BCLY	47	0	47
Buy		8,562,400	11/2010	CITI	43	0	43
Buy		3,957,010	11/2010	DUB	11	0	11
Buy		7,879,250	11/2010	HSBC	29	0	29
Sell	JPY	153,000,000	07/2010	BOA	0	(59,718)	(59,718)
Sell		8,421,169	07/2010	MSC	0	(2,815)	(2,815)
Buy	KRW	28,040,297	07/2010	BCLY	42	(507)	(465)
Buy		29,549,790	07/2010	CITI	0	(448)	(448)
Buy		10,711,017	07/2010	DUB	0	(269)	(269)
Sell		51,702,415	07/2010	HSBC	0	(463)	(463)
Buy		8,775,290	07/2010	MSC	0	(245)	(245)
Sell		37,906,138	07/2010	MSC	0	(418)	(418)
Buy		9,676,650	07/2010	RBS	0	(54)	(54)
Buy		21,004,638	08/2010	MSC	0	(685)	(685)
Buy		51,122,371	11/2010	BCLY	0	(1,762)	(1,762)
Sell		20,636,297	11/2010	BCLY	316	(40)	276
Buy		31,962,988	11/2010	BOA	0	(995)	(995)
Buy		175,978,236	11/2010	CITI	0	(7,689)	(7,689)
Sell		228,549,790	11/2010	CITI	453	(1,383)	(930)
Buy		32,192,394	11/2010	DUB	0	(1,428)	(1,428)
Buy		17,595,000	11/2010	GSC	0	(646)	(646)
Buy		215,545,211	11/2010	JPM	0	(12,929)	(12,929)
Sell		80,509,686	11/2010	JPM	0	(558)	(558)
Buy		68,642,008	11/2010	MSC	0	(3,701)	(3,701)
Sell		9,676,650	11/2010	RBS	53	0	53
Buy	MXN	16,215	09/2010	CITI	0	(25)	(25)
Buy		41,165	09/2010	DUB	0	(102)	(102)
Buy		10,172	09/2010	GSC	7	0	7
Buy		504,150	09/2010	HSBC	0	(2,046)	(2,046)
Buy		637,722	09/2010	MSC	0	(2,013)	(2,013)
Buy	MYR	514,329	10/2010	BCLY	6,932	0	6,932
Buy		64,396	10/2010	BOA	1,029	0	1,029
Buy		455,413	10/2010	CITI	4,761	0	4,761
Buy		207,498	10/2010	DUB	383	(43)	340
Buy	NOK	6,817	09/2010	CITI	0	(17)	(17)
Buy	NZD	9,155	07/2010	JPM	0	(233)	(233)
Buy	PHP	114,989	11/2010	BCLY	0	(27)	(27)
Buy		371,134	11/2010	CITI	0	(114)	(114)
Buy		109,950	11/2010	DUB	0	(23)	(23)
Buy	SEK	250	09/2010	CITI	0	0	0
Sell		3,963	09/2010	CITI	0	0	0
Buy	SGD	40,882	09/2010	BCLY	38	0	38
Buy		30,389	09/2010	CITI	136	0	136
Sell		97,440	09/2010	DUB	30	0	30
Buy		26,168	09/2010	GSC	111	0	111
Buy	TRY	849	07/2010	GSC	0	(1)	(1)
Sell		849	07/2010	HSBC	0	(7)	(7)
Buy		849	10/2010	HSBC	7	0	7
Sell		879	10/2010	HSBC	0	(1)	(1)
Buy		30	10/2010	RBS	0	0	0
Buy	TWD	1,350,182	10/2010	BCLY	0	(1,290)	(1,290)

Buy	1,000,178	10/2010	CITI	0	(838)	(838)
Buy	310,830	10/2010	DUB	0	(289)	(289)
Buy	593,076	01/2011	DUB	0	(373)	(373)
Buy	363,836	01/2011	JPM	0	(36)	(36)
Buy	560,097	01/2011	MSC	0	(143)	(143)
Buy	303,317	01/2011	UBS	5	0	5

				$515,841	$(162,399)	$353,442

(t)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$552,287	$0	$552,287
Corporate Bonds & Notes	0	61,899,535	234,918	62,134,453
Convertible Bonds & Notes	0	141,569	0	141,569
Municipal Bonds & Notes	0	6,716,620	0	6,716,620
U.S. Government Agencies	0	36,739,612	259,188	36,998,800
U.S. Treasury Obligations	0	61,829,743	0	61,829,743
Mortgage-Backed Securities	0	10,741,334	431,424	11,172,758
Asset-Backed Securities	42,483	2,517,079	368,985	2,928,547
Sovereign Issues	0	7,687,797	0	7,687,797
Convertible Preferred Securities	4,289	58,698	0	62,987
Preferred Stocks	0	32,258	0	32,258
Short-Term Instruments	20,536,591	39,024,807	0	59,561,398

Investments, at value	$20,583,363	$227,941,339	$1,294,515	$249,819,217
Short Sales, at value	$0	$(1,705,130)	$0	$(1,705,130)
Financial Derivative Instruments(3)	$783,750	$195,822	$(74,886)	$904,686

Totals	$21,367,113	$226,432,031	$1,219,629	$249,018,773

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Corporate Bonds & Notes	$173,848	$73,560	$549	$25	$5,373	$1,212	$(19,649)	$234,918	$5,204
U.S. Government Agencies	157,025	101,644	(33)	(6)	924	0	(366)	259,188	685
Mortgage-Backed Securities	357,017	104,439	44	242	14,037	7,343	(51,698)	431,424	9,999
Asset-Backed Securities	507,848	98,554	471	(228)	(31,108)	0	(206,552)	368,985	(7,120)

Investments, at value	$1,195,738	$378,197	$1,031	$33	$(10,774)	$8,555	$(278,265)	$1,294,515	$8,768
Financial Derivative Instruments(3)	$(24,752)	$(36,515)	$0	$5,062	$(18,681)	$0	$0	$(74,886)	$(16,975)

Totals	$1,170,986	$341,682	$1,031	$5,095	$(29,455)	$8,555	$(278,265)	$1,219,629	$(8,207)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

Total Return Fund II

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 19.8%
BANKING & FINANCE 15.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	$3,402
American Express Bank FSB
3.150% due 12/09/2011	3,100	3,212
5.500% due 04/16/2013	500	541
American Express Centurion Bank
6.000% due 09/13/2017	4,000	4,404
American Express Co.
7.000% due 03/19/2018	200	231
American Express Credit Corp.
5.875% due 05/02/2013	2,800	3,066
American Express Travel Related Services Co., Inc.
0.554% due 06/01/2011	6,400	6,333
American General Finance Corp.
5.625% due 08/17/2011	400	388
American International Group, Inc.
0.414% due 10/18/2011	100	94
4.950% due 03/20/2012	1,200	1,203
5.050% due 10/01/2015	9,000	8,314
5.600% due 10/18/2016	18,300	16,799
5.850% due 01/16/2018	11,500	10,336
Bank of America Corp.
2.375% due 06/22/2012	7,300	7,528
5.650% due 05/01/2018	9,200	9,449
Bank of America N.A.
5.300% due 03/15/2017	325	328
6.000% due 10/15/2036	1,300	1,256
6.100% due 06/15/2017	16,100	16,694
Bear Stearns Cos. LLC
0.646% due 08/15/2011	700	701
0.704% due 07/19/2010	4,900	4,901
Capital One Capital VI
8.875% due 05/15/2040	700	735
CIT Group, Inc.
7.000% due 05/01/2013	254	245
7.000% due 05/01/2014	381	361
7.000% due 05/01/2015	381	353
7.000% due 05/01/2016	635	583
7.000% due 05/01/2017	890	805
Citibank N.A.
1.875% due 05/07/2012	13,800	14,094
1.875% due 06/04/2012	400	408
Citigroup Funding, Inc.
1.875% due 10/22/2012	4,000	4,087
2.250% due 12/10/2012	1,500	1,545
Citigroup, Inc.
2.125% due 04/30/2012	2,400	2,460
2.875% due 12/09/2011	9,200	9,491
4.750% due 05/19/2015	16,200	16,216
5.300% due 10/17/2012	1,000	1,037
5.500% due 08/27/2012	3,025	3,155
5.500% due 04/11/2013	11,200	11,653
5.625% due 08/27/2012	2,500	2,578
5.850% due 07/02/2013	700	734
6.000% due 08/15/2017	7,900	8,223
8.500% due 05/22/2019	2,800	3,346
Credit Suisse USA, Inc.
0.636% due 08/16/2010	3,487	3,488
Fifth Third Bancorp
6.250% due 05/01/2013	350	381
8.250% due 03/01/2038	16,000	18,011

General Electric Capital Corp.
2.000% due 09/28/2012	3,000	3,074
2.125% due 12/21/2012	2,000	2,058
2.625% due 12/28/2012	3,600	3,744
3.000% due 12/09/2011	16,000	16,536
5.875% due 01/14/2038	10,200	10,049
6.875% due 01/10/2039	3,900	4,326
Goldman Sachs Group, Inc.
5.300% due 02/14/2012	325	338
5.625% due 01/15/2017	5,800	5,876
5.950% due 01/18/2018	7,375	7,677
6.150% due 04/01/2018	4,700	4,934
6.250% due 09/01/2017	6,300	6,682
HCP, Inc.
5.650% due 12/15/2013	2,300	2,429
HSBC Bank USA N.A.
6.000% due 08/09/2017	55,500	60,938
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	4,830
JPMorgan Chase & Co.
6.000% due 01/15/2018	1,700	1,881
7.900% due 04/29/2049	25,700	26,576
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	7,825	8,539
JPMorgan Chase Capital XX
6.550% due 09/29/2036	800	769
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	3,100	643
6.875% due 05/02/2018 (a)	1,200	250
Merrill Lynch & Co., Inc.
0.768% due 06/05/2012	500	486
6.050% due 08/15/2012	325	346
6.400% due 08/28/2017	4,400	4,597
6.875% due 04/25/2018	19,800	21,167
MetLife, Inc.
6.400% due 12/15/2036	1,500	1,328
Metropolitan Life Global Funding I
0.698% due 07/13/2011	19,200	19,185
Morgan Stanley
0.545% due 01/09/2012	1,000	973
2.930% due 05/14/2013	7,200	7,232
3.250% due 12/01/2011	9,300	9,640
5.300% due 03/01/2013	1,150	1,197
5.625% due 01/09/2012	450	468
5.750% due 08/31/2012	850	891
5.950% due 12/28/2017	225	228
National City Bank
6.200% due 12/15/2011	375	397
Pacific LifeCorp
6.000% due 02/10/2020	1,100	1,170
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	3,031
5.550% due 04/27/2015	4,000	4,337
SLM Corp.
4.000% due 07/25/2014	2,000	1,702
5.375% due 01/15/2013	17,700	17,178
5.375% due 05/15/2014	400	366
State Street Capital Trust III
8.250% due 01/29/2049	3,500	3,507
State Street Capital Trust IV
1.537% due 06/15/2037	600	432
U.S. Bank N.A.
6.375% due 08/01/2011	250	264

UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	19,239
Union Planters Corp.
7.750% due 03/01/2011	2,900	2,941
USB Capital IX
6.189% due 10/29/2049	700	512
Wachovia Corp.
5.625% due 10/15/2016	1,300	1,406
Wells Fargo & Co.
7.980% due 03/29/2049	30,000	31,050
ZFS Finance USA Trust IV
5.875% due 05/09/2032	467	414

		531,002

INDUSTRIALS 3.8%
Abbott Laboratories
5.875% due 05/15/2016	325	381
Amgen, Inc.
6.900% due 06/01/2038	2,600	3,281
Comcast Corp.
5.875% due 02/15/2018	1,100	1,227
6.450% due 03/15/2037	1,100	1,196
Dell, Inc.
5.650% due 04/15/2018	6,000	6,691
Delta Air Lines, Inc.
6.619% due 03/18/2011	296	300
General Mills, Inc.
6.000% due 02/15/2012	211	227
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	325	356
International Business Machines Corp.
5.700% due 09/14/2017	23,200	27,022
7.625% due 10/15/2018	350	451
Kraft Foods, Inc.
6.125% due 08/23/2018	375	428
Marathon Oil Corp.
6.000% due 10/01/2017	325	364
McDonald’s Corp.
5.800% due 10/15/2017	200	234
Oracle Corp.
4.950% due 04/15/2013	7,000	7,664
5.750% due 04/15/2018	6,900	8,006
PepsiCo, Inc.
5.000% due 06/01/2018	275	305
President and Fellows of Harvard College
6.500% due 01/15/2039	24,100	30,319
Roche Holdings, Inc.
6.000% due 03/01/2019	5,200	6,072
Rohm and Haas Co.
6.000% due 09/15/2017	2,100	2,295
Target Corp.
5.125% due 01/15/2013	6,200	6,770
Time Warner, Inc.
6.875% due 05/01/2012	380	414
United Airlines, Inc.
9.190% due 12/24/2013 (a)	5,051	2,046
Wyeth
6.950% due 03/15/2011	400	417
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	23,014

		129,480

UTILITIES 0.4%
Alltel Corp.
7.000% due 07/01/2012	2,000	2,211
AT&T, Inc.
4.950% due 01/15/2013	1,700	1,847
5.500% due 02/01/2018	1,700	1,884
6.250% due 03/15/2011	400	415
6.300% due 01/15/2038	1,200	1,309
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,972
Verizon Communications, Inc.
5.250% due 04/15/2013	500	549

		11,187

Total Corporate Bonds & Notes (Cost $623,022)		671,669

CONVERTIBLE BONDS & NOTES 0.6%
National City Corp.
4.000% due 02/01/2011	21,400	21,668

Total Convertible Bonds & Notes (Cost $21,694)		21,668

MUNICIPAL BONDS & NOTES 2.8%
California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050 (b)	3,900	3,942
California State Calleguas-Las Virgenes Public Financing Authority Revenue Bonds, Series 2010
5.944% due 07/01/2040	3,800	3,993
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,900	1,997
7.500% due 04/01/2034	4,300	4,593
7.550% due 04/01/2039	6,200	6,659
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	1,100	1,172
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,615
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	648
6.899% due 12/01/2040	7,100	7,896
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	2,100	2,348
Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	1,100	1,046
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	3,200	3,163
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	745	642
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,600	1,640
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,300	6,406

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	6,600	7,241
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	145	169
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	2,600	2,720
Nevada State Truckee Meadows Water Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,804
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	7,200	7,191
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	10,237
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,158
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,200	1,209
Texas State General Obligation Bonds, Series 2009
5.517% due 04/01/2039	6,500	6,918
University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	1,300	1,315
University of California Revenue Bonds, Series 2009
5.770% due 05/15/2043	6,700	6,857

Total Municipal Bonds & Notes (Cost $89,992)		95,579

U.S. GOVERNMENT AGENCIES 15.2%
Fannie Mae
0.407% due 12/25/2036	1,454	1,440
0.657% due 04/25/2037	2,929	2,911
0.797% due 09/25/2035	5,252	5,190
1.125% due 07/30/2012	7,300	7,354
1.634% due 07/01/2044	538	535
1.750% due 05/07/2013 (f)(h)	19,300	19,672
1.821% due 09/01/2040	2,375	2,414
2.325% due 02/01/2023	60	61
2.575% due 12/01/2023 - 01/01/2024	64	67
2.625% due 03/01/2024	1	1
2.635% due 01/01/2035	1,362	1,406
2.885% due 05/25/2035	516	540
2.963% due 07/01/2020	76	76
3.126% due 10/01/2035	2,242	2,333
3.143% due 04/01/2024	14	15
3.219% due 09/01/2034	460	478
4.500% due 07/01/2040 - 09/01/2040	63,000	65,063
4.864% due 09/01/2035	610	649
5.000% due 12/25/2016 - 02/25/2017	4,887	4,977
5.500% due 03/01/2022 - 07/01/2040	42,579	45,831
5.770% due 06/01/2013	595	653
5.953% due 06/21/2027	26,800	28,103
6.000% due 05/01/2017 - 08/01/2040	197,843	215,225
6.047% due 05/01/2012	295	311
6.112% due 02/01/2012	543	577

6.500% due 07/01/2013 - 06/25/2044	6,302	6,925
7.000% due 04/01/2011 - 09/25/2020	14	15
8.000% due 04/01/2015 - 10/01/2030	6	6
8.500% due 04/01/2017	1	1
9.000% due 12/01/2017 - 06/25/2018	6	7
9.250% due 07/25/2019	95	109
10.000% due 11/01/2021	3	3
Federal Home Loan Bank
0.875% due 08/22/2012	2,700	2,705
Freddie Mac
0.500% due 07/15/2019 - 08/15/2019	9,653	9,623
1.125% due 06/01/2011 - 07/27/2012	29,600	29,818
1.621% due 02/25/2045	385	389
3.123% due 12/01/2022	227	236
3.138% due 07/01/2030	59	61
4.125% due 12/21/2012	1,500	1,620
4.335% due 02/01/2023	41	43
5.000% due 02/15/2032	405	438
5.500% due 01/01/2018 - 08/01/2040	4,361	4,666
6.000% due 02/01/2016 - 08/01/2040	39,715	43,013
6.500% due 12/01/2010	1	1
7.000% due 07/15/2022	784	872
7.500% due 01/15/2023	1,971	2,194
8.000% due 11/01/2025 - 06/15/2030	1,077	1,133
9.000% due 12/15/2020	52	57
9.250% due 11/15/2019	1	1
9.500% due 02/01/2018	6	6
10.000% due 03/01/2021	4	5
Ginnie Mae
3.125% due 12/20/2029	478	490
3.375% due 01/20/2024 - 02/20/2027	991	1,016
3.625% due 09/20/2024 - 07/20/2030	1,064	1,094
4.375% due 06/20/2023 - 06/20/2027	439	454
6.000% due 01/15/2024 - 07/01/2040	3,091	3,370
7.500% due 09/15/2014 - 09/15/2025	17	19
8.000% due 07/15/2010 - 08/15/2024	44	51
9.000% due 11/15/2017	16	18
9.500% due 01/20/2019 - 12/15/2021	8	9
Small Business Administration
7.449% due 08/01/2010	165	166
7.970% due 01/25/2025	107	112

Total U.S. Government Agencies (Cost $499,097)		516,628

U.S. TREASURY OBLIGATIONS 27.0%
Treasury Inflation Protected Securities (d)
2.000% due 01/15/2026	549	582
2.375% due 01/15/2025	1,157	1,286
U.S. Treasury Bonds
3.500% due 02/15/2039	13,300	12,386
4.375% due 02/15/2038	2,500	2,710
4.375% due 11/15/2039	2,000	2,165
4.375% due 05/15/2040	23,700	25,700
4.625% due 02/15/2040	28,900	32,576
5.375% due 02/15/2031	2,500	3,081
8.750% due 05/15/2020	3,700	5,534
U.S. Treasury Notes
0.625% due 06/30/2012	137,800	137,853
0.750% due 05/31/2012 (h)	178,000	178,571
1.125% due 06/15/2013	57,000	57,254
1.375% due 03/15/2013	11,000	11,146
1.375% due 05/15/2013	38,300	38,782
1.875% due 06/30/2015	33,800	33,950
2.125% due 05/31/2015	37,500	38,165
2.250% due 01/31/2015	700	718
2.375% due 02/28/2015	8,000	8,249
2.500% due 04/30/2015	10,100	10,464
2.500% due 06/30/2017	142,600	143,335
2.750% due 05/31/2017	10,000	10,219
3.125% due 04/30/2017	38,000	39,751
3.375% due 11/15/2019	2,500	2,592
3.500% due 05/15/2020 (g)	74,400	77,958
3.625% due 02/15/2020 (h)	41,800	44,213

Total U.S. Treasury Obligations (Cost $900,539)		919,240

MORTGAGE-BACKED SECURITIES 2.4%
American Home Mortgage Investment Trust
2.527% due 02/25/2045	1,548	1,397
Banc of America Funding Corp.
2.926% due 05/25/2035	2,702	2,661
Bear Stearns Adjustable Rate Mortgage Trust
2.960% due 04/25/2033	759	737
5.382% due 02/25/2036	3,240	2,747
Bear Stearns Alt-A Trust
2.759% due 05/25/2035	4,226	3,270
4.539% due 09/25/2035	629	477
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	500	491
5.471% due 01/12/2045	1,500	1,555
5.700% due 06/11/2050	5,000	5,068
Bear Stearns Mortgage Funding Trust
0.537% due 01/25/2037	12,258	6,293
Citigroup Mortgage Loan Trust, Inc.
3.157% due 08/25/2035	3,026	2,623
4.700% due 12/25/2035	844	773
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	2,600	2,542
Countrywide Alternative Loan Trust
0.527% due 05/25/2047	2,795	1,464
Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	17	16
5.250% due 02/20/2036	1,112	811
5.750% due 05/25/2033	35	35
Credit Suisse First Boston Mortgage Securities Corp.
4.824% due 06/25/2032	63	53

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	500	521
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	127	125
DLJ Acceptance Trust
11.000% due 08/01/2019	8	8
Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	1,187	1,077
0.427% due 01/25/2047	1,387	1,296
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	208
5.444% due 03/10/2039	2,200	2,209
GSR Mortgage Loan Trust
5.034% due 01/25/2036	26	26
5.209% due 11/25/2035	3,126	2,943
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	28	31
Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	6	6
Indymac ARM Trust
2.463% due 01/25/2032	23	18
Indymac Index Mortgage Loan Trust
5.383% due 11/25/2035	4,787	3,695
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	3,700	3,665
5.420% due 01/15/2049	500	490
5.440% due 06/12/2047	1,300	1,301
5.794% due 02/12/2051	3,000	3,042
5.882% due 02/15/2051	1,200	1,206
JPMorgan Mortgage Trust
5.017% due 02/25/2035	15	15
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	647
5.485% due 03/12/2051	2,900	2,782
Morgan Stanley Capital I
0.410% due 10/15/2020	1,017	922
5.809% due 12/12/2049	300	311
Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045	1,700	1,786
Prime Mortgage Trust
0.747% due 02/25/2019	85	81
0.747% due 02/25/2034	637	578
Residential Funding Mortgage Securities I
5.584% due 02/25/2036	605	415
Structured Asset Mortgage Investments, Inc.
1.008% due 09/19/2032	494	421
Structured Asset Securities Corp.
2.241% due 01/25/2032	63	63
2.920% due 02/25/2032	65	62
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	1,904	1,834
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	2,373	2,157
5.342% due 12/15/2043	3,800	3,472
WaMu Mortgage Pass-Through Certificates
0.637% due 10/25/2045	840	655
1.621% due 11/25/2042	324	279
2.703% due 05/25/2035	395	353

Wells Fargo Mortgage-Backed Securities Trust
0.847% due 07/25/2037	1,056	659
2.910% due 12/25/2034	5,369	5,421
4.807% due 03/25/2036	3,988	3,542
4.886% due 01/25/2035	18	18

Total Mortgage-Backed Securities (Cost $83,104)		81,353

ASSET-BACKED SECURITIES 1.1%
ACE Securities Corp.
0.397% due 12/25/2036	643	583
Ally Auto Receivables Trust
1.320% due 03/15/2012	2,898	2,905
Amortizing Residential Collateral Trust
0.617% due 06/25/2032	601	498
Bear Stearns Asset-Backed Securities Trust
0.407% due 01/25/2037	2,509	2,289
0.437% due 06/25/2047	854	807
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	365	358
EMC Mortgage Loan Trust
0.717% due 05/25/2040	1,673	1,313
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	846	826
Ford Credit Auto Owner Trust
1.770% due 06/15/2012	9,176	9,229
Fremont Home Loan Trust
0.407% due 01/25/2037	563	475
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036	304	275
JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036	182	181
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	107	91
Morgan Stanley ABS Capital I
0.387% due 10/25/2036	174	172
Morgan Stanley IXIS Real Estate Capital Trust
0.397% due 11/25/2036	80	79
Quest Trust
0.467% due 08/25/2036	3,762	3,430
Securitized Asset-Backed Receivables LLC Trust
0.407% due 12/25/2036	932	323
SLM Student Loan Trust
1.816% due 04/25/2023	10,868	11,248
2.846% due 12/16/2019 (b)	1,000	1,000
Structured Asset Securities Corp.
0.637% due 01/25/2033	184	168

Total Asset-Backed Securities (Cost $36,367)		36,250

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.6%
American International Group, Inc.
8.500% due 08/01/2011	202,700	1,946
Wells Fargo & Co.
7.500% due 12/31/2049	55,500	51,892

Total Convertible Preferred Securities (Cost $35,687)		53,838

PREFERRED STOCKS 0.4%
DG Funding Trust
1.199% due 12/31/2049	1,568	12,210

Total Preferred Stocks (Cost $16,522)		12,210

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 34.6%
COMMERCIAL PAPER 1.2%
Freddie Mac
0.250% due 10/13/2010	$13,600	13,595
0.254% due 10/20/2010	28,000	27,941

		41,536

REPURCHASE AGREEMENTS 3.6%
Banc of America Securities LLC
0.160% due 07/16/2010	7,000	7,000
(Dated 06/16/2010. Collateralized by U.S. Treasury Notes 2.750% due 11/30/2016 valued at $7,299. Repurchase proceeds are $7,000.)
Citigroup Global Markets, Inc.
0.050% due 07/01/2010	109,000	109,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $111,298. Repurchase proceeds are $109,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	5,587	5,587
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $5,702. Repurchase proceeds are $5,587.)

		121,587

U.S. TREASURY BILLS 0.5%
0.196% due 07/29/2010 - 08/26/2010 (c)(f)(h)	15,806	15,801

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.030% due 07/15/2010 (f)(h)	444	444

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 29.3%
	99,524,574	996,639

Total Short-Term Instruments (Cost $1,175,979)		1,176,007

Total Investments 105.5% (Cost $3,482,003)		$3,584,442
Written Options (j) (0.3%) (Premiums $7,387)		(8,191)
Other Assets and Liabilities (Net) (5.2%)		(177,707)

Net Assets 100.0%		$3,398,544

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $4,519 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $34,419 at a weighted average interest rate of 0.044%. On June 30, 2010, securities valued at $77,958 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $16,023 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,354	$1,274
90-Day Eurodollar March Futures	Long	03/2011	27	70
90-Day Eurodollar September Futures	Long	09/2010	1,688	124
U.S. Treasury 2-Year Note September Futures	Long	09/2010	4,601	4,341
U.S. Treasury 5-Year Note September Futures	Long	09/2010	2,142	3,196
U.S. Treasury 10-Year Note September Futures	Long	09/2010	5,315	12,263

				$21,268

(i)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	3.156%	$600	$(22)	$0	$(22)
American International Group, Inc.	DUB	5.000%	12/20/2013	3.384%	5,300	275	(477)	752
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.709%	2,000	(45)	0	(45)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	500	(1)	(3)	2
Citigroup, Inc.	BNP	1.000%	03/20/2011	1.235%	300	(1)	(2)	1
Citigroup, Inc.	GSC	1.000%	03/20/2011	1.235%	600	0	(3)	3
Citigroup, Inc.	UBS	1.000%	03/20/2011	1.235%	1,300	(1)	(7)	6
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.721%	400	(1)	0	(1)
General Electric Capital Corp.	BCLY	5.000%	09/20/2010	1.694%	1,100	10	37	(27)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.721%	100	0	0	0
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.721%	13,800	(107)	0	(107)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.948%	13,700	(425)	0	(425)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.721%	300	(1)	0	(1)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.757%	2,000	82	106	(24)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.721%	400	(1)	0	(1)
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.721%	400	10	(26)	36
General Electric Capital Corp.	DUB	5.000%	09/20/2011	1.757%	2,900	118	157	(39)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.757%	2,000	82	94	(12)
HSBC Finance Corp.	CITI	1.000%	09/20/2010	1.517%	4,600	(4)	(70)	66
International Lease Finance Corp.	BCLY	5.000%	09/20/2010	5.620%	5,000	0	(350)	350
SLM Corp.	BOA	5.000%	09/20/2011	4.520%	1,900	13	(238)	251
Wells Fargo & Co.	RBS	3.020%	03/20/2013	0.966%	8,200	456	0	456

						$437	$(782)	$1,219

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	$7,992	$(90)	$0	$(90)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(54)	0	(54)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,926	(20)	0	(20)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	4,800	77	0	77
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	18,518	271	0	271
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	12,249	164	0	164
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,833	13	0	13
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	3,955	28	0	28
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,508	24	0	24
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	3,086	23	0	23

					$436	$0	$436

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA	$43,300	$630	$496	$134
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC	112,000	1,629	1,277	352
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS	9,900	916	212	704
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC	4,900	463	262	201
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS	2,000	189	114	75
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS	15,800	1,111	932	179

						$4,938	$3,293	$1,645

(j)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/27/2010	340	$235	$1,052
Call - CBOT U.S. Treasury 10-Year Note September Futures	122.000	08/27/2010	48	28	82
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	390	224	17
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	48	43	6

				$530	$1,157

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$2,900	$7	$68
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	2,900	15	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	28	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	3,000	23	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	23,300	114	601
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	23,300	231	3
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	16,300	57	381
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	16,300	127	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	36,300	155	849
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	4,900	24	197
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	17,700	79	1
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	23,500	242	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	6,500	30	168
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	6,500	31	1
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	17,900	104	462
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	17,900	131	2
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	50,400	279	1,178
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	47,300	170	2
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,100	34	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,900	46	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	36,100	106	844
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	36,100	153	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	16,500	82	425
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	14,300	75	2
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	16,500	105	2
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	11,800	89	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,500	151	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	15,000	143	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	115,900	730	40
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	17,500	105	7
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	35,600	253	1,430
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	35,600	195	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	114,600	880	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	39,000	319	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	214,200	1,315	75

							$6,628	$6,739

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$7,000	$59	$78
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	16,900	151	192
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	2,500	19	25

						$229	$295

(k)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2040	$5,000	$5,344	$5,367
Fannie Mae	5.500%	08/01/2040	10,000	10,725	10,700
Fannie Mae	6.000%	07/01/2040	19,000	20,449	20,609

				$36,518	$36,676

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$671,669	$0	$671,669
Convertible Bonds & Notes	0	21,668	0	21,668
Municipal Bonds & Notes	0	95,579	0	95,579
U.S. Government Agencies	0	516,628	0	516,628
U.S. Treasury Obligations	0	919,240	0	919,240
Mortgage-Backed Securities	0	81,353	0	81,353
Asset-Backed Securities	1,000	35,250	0	36,250
Convertible Preferred Securities	53,838	0	0	53,838
Preferred Stocks	0	0	12,210	12,210
Short-Term Instruments	996,639	179,368	0	1,176,007

Investments, at value	$1,051,477	$2,520,755	$12,210	$3,584,442
Short Sales, at value	$0	$(36,676)	$0	$(36,676)
Financial Derivative Instruments (3)	$21,268	$(4,596)	$(295)	$16,377

Totals	$1,072,745	$2,479,483	$11,915	$3,564,143

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Preferred Stocks	$12,779	$0	$0	$0	$(569)	$0	$0	$12,210	$(569)
Financial Derivative Instruments (3)	$(122)	$(151)	$0	$64	$(86)	$0	$0	$(295)	$(69)

Totals	$12,657	$(151)	$0	$64	$(655)	$0	$0	$11,915	$(638)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Total Return Fund III

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
American General Finance Corp.
7.250% due 04/21/2015		$3,200	$3,120
CIT Group, Inc.
9.500% due 01/20/2012		2,442	2,501
Sensata Technologies BV
2.078% due 04/27/2013		2,902	2,717

Total Bank Loan Obligations (Cost $8,407)			8,338

CORPORATE BONDS & NOTES 27.1%
BANKING & FINANCE 21.3%
Allied World Assurance Co. Holdings Ltd.
7.500% due 08/01/2016		100	110
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		3,000	3,292
Ally Financial, Inc.
5.375% due 06/06/2011		400	401
6.000% due 12/15/2011		11,685	11,795
6.875% due 09/15/2011		4,180	4,258
6.875% due 08/28/2012		1,100	1,104
7.000% due 02/01/2012		500	502
7.500% due 12/31/2013		2,700	2,720
American Express Bank FSB
0.477% due 05/29/2012		1,025	1,010
3.150% due 12/09/2011		2,900	3,005
5.500% due 04/16/2013		300	324
6.000% due 09/13/2017		4,000	4,399
American Express Centurion Bank
6.000% due 09/13/2017		4,000	4,404
American Express Co.
7.000% due 03/19/2018		2,600	3,005
American Express Credit Corp.
5.875% due 05/02/2013		3,255	3,565
American General Finance Corp.
4.625% due 09/01/2010		1,000	1,000
4.875% due 07/15/2012		1,000	910
5.375% due 10/01/2012		265	241
5.900% due 09/15/2012		300	276
6.900% due 12/15/2017		4,300	3,445
American General Institutional Capital B
8.125% due 03/15/2046		600	522
American International Group, Inc.
0.414% due 10/18/2011		7,800	7,364
0.607% due 09/27/2010		1,800	1,778
4.000% due 09/20/2011	EUR	3,600	4,304
4.700% due 10/01/2010		$400	402
5.050% due 10/01/2015		400	370
5.850% due 01/16/2018		10,400	9,347
8.000% due 05/22/2038	EUR	5,500	5,011
8.625% due 05/22/2038	GBP	1,100	1,249
ASIF I
0.466% due 07/26/2010		$10,000	10,066
Banco Santander Chile
1.557% due 04/20/2012		5,500	5,500
Bank of America Corp.
0.766% due 08/15/2016		1,400	1,231
2.375% due 06/22/2012		5,700	5,878
5.650% due 05/01/2018		165	169
6.500% due 08/01/2016		17,500	18,972
Bank of America N.A.
0.817% due 06/15/2016		1,300	1,139

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		1,000	997
Bank of Montreal
2.850% due 06/09/2015		2,000	2,036
Barclays Bank PLC
5.450% due 09/12/2012		20,400	21,695
6.050% due 12/04/2017		3,400	3,439
Bear Stearns Cos. LLC
0.646% due 08/15/2011		300	300
6.400% due 10/02/2017		8,900	9,906
7.250% due 02/01/2018		60	70
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013		85	93
Brookfield Financial Properties, Inc.
6.950% due 09/01/2013		95	96
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,500	1,653
Catlin Insurance Co. Ltd.
7.249% due 12/31/2049		150	121
CIT Group, Inc.
7.000% due 05/01/2013		2,386	2,296
7.000% due 05/01/2014		1,578	1,496
7.000% due 05/01/2015		878	815
7.000% due 05/01/2016		1,464	1,343
7.000% due 05/01/2017		2,050	1,855
Citibank N.A.
1.875% due 05/07/2012		500	511
1.875% due 06/04/2012		300	306
Citigroup Funding, Inc.
1.875% due 10/22/2012		3,700	3,781
2.250% due 12/10/2012		1,100	1,133
Citigroup, Inc.
0.902% due 06/28/2013	EUR	200	229
2.125% due 04/30/2012		$4,000	4,101
2.875% due 12/09/2011		8,800	9,078
4.750% due 02/10/2019	EUR	2,575	2,885
5.100% due 09/29/2011		$925	951
5.300% due 10/17/2012		1,100	1,141
5.500% due 08/27/2012		12,200	12,726
5.500% due 04/11/2013		12,700	13,214
5.625% due 08/27/2012		2,200	2,269
5.850% due 07/02/2013		700	734
6.125% due 08/25/2036		9,800	8,946
6.400% due 03/27/2013	EUR	200	263
Countrywide Financial Corp.
1.092% due 11/23/2010		1,700	2,093
5.125% due 02/17/2011	GBP	800	1,214
5.800% due 06/07/2012		$3,300	3,472
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		110	112
Deutsche Bank AG
4.875% due 05/20/2013		590	631
6.000% due 09/01/2017		7,200	7,957
Dexia Credit Local
0.808% due 04/29/2014		10,400	10,399
0.938% due 03/05/2013		22,500	22,524
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		500	510
7.250% due 10/25/2011		500	514
7.375% due 02/01/2011		2,100	2,140
7.500% due 08/01/2012		300	307
12.000% due 05/15/2015		4,100	4,752

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	900	1,130
General Electric Capital Corp.
2.000% due 09/28/2012		$2,200	2,254
2.125% due 12/21/2012		1,900	1,955
2.625% due 12/28/2012		3,400	3,536
3.000% due 12/09/2011		9,300	9,611
5.500% due 09/15/2067	EUR	10,500	10,786
5.625% due 05/01/2018		$700	746
6.375% due 11/15/2067		300	281
6.875% due 01/10/2039		3,500	3,882
Goldman Sachs Group, Inc.
0.988% due 03/22/2016		100	89
4.750% due 07/15/2013		790	826
5.700% due 09/01/2012		41	43
5.950% due 01/18/2018		8,500	8,848
6.250% due 09/01/2017		6,800	7,212
HBOS Capital Funding LP
6.071% due 06/29/2049		20,450	14,315
HSBC Holdings PLC
6.500% due 05/02/2036		3,800	3,959
6.500% due 09/15/2037		1,500	1,560
ING Bank NV
1.333% due 03/30/2012		26,900	27,001
International Lease Finance Corp.
1.058% due 08/15/2011	EUR	10,300	11,604
4.875% due 09/01/2010		$1,870	1,865
5.300% due 05/01/2012		2,400	2,268
5.350% due 03/01/2012		2,400	2,280
5.400% due 02/15/2012		3,137	2,988
5.625% due 09/15/2010		8,710	8,721
John Deere Capital Corp.
4.500% due 04/03/2013		555	598
JPMorgan Chase & Co.
5.750% due 01/02/2013		290	312
7.900% due 04/29/2049		4,340	4,488
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		5,700	6,220
JPMorgan Chase Capital XX
6.550% due 09/29/2036		700	673
KeyCorp
0.892% due 11/22/2010	EUR	2,900	3,541
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	500	575
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	2,400	3,024
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		$3,000	600
5.625% due 01/24/2013 (a)		3,200	664
Macquarie Group Ltd.
7.300% due 08/01/2014		11,900	13,135
Merrill Lynch & Co., Inc.
0.636% due 02/15/2011		2,600	2,558
0.768% due 06/05/2012		2,500	2,429
6.050% due 08/15/2012		3,800	4,043
6.150% due 04/25/2013		155	166
6.400% due 08/28/2017		4,000	4,179
6.875% due 04/25/2018		1,070	1,144
MetLife, Inc.
5.375% due 12/15/2012		10	11
Metropolitan Life Global Funding I
5.125% due 04/10/2013		690	747

Mizuho Capital Investment EUR 1 Ltd.
5.020% due 06/29/2049	EUR	3,000	3,485
Morgan Stanley
0.545% due 01/09/2012		$1,000	973
2.930% due 05/14/2013		5,100	5,122
3.250% due 12/01/2011		8,800	9,122
4.750% due 04/01/2014		110	110
6.250% due 08/28/2017		1,300	1,324
MUFG Capital Finance 5 Ltd.
6.299% due 12/31/2049	GBP	550	700
Mystic Re Ltd.
10.538% due 06/07/2011		$1,100	1,066
National Australia Bank Ltd.
5.350% due 06/12/2013		3,100	3,362
Nationwide Building Society
6.250% due 02/25/2020		4,300	4,550
Nomura Europe Finance NV
0.683% due 07/05/2011		9,200	9,024
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,064
Petroleum Export Ltd.
5.265% due 06/15/2011		212	212
PNC Funding Corp.
5.125% due 12/14/2010		135	137
Protective Life Secured Trusts
4.850% due 08/16/2010		115	116
Prudential Financial, Inc.
6.625% due 12/01/2037		800	843
Prudential Holdings LLC
8.695% due 12/18/2023		265	317
Rabobank Nederland NV
6.875% due 03/19/2020	EUR	6,500	7,265
11.000% due 06/29/2049		$200	248
Regions Financial Corp.
6.375% due 05/15/2012		1,270	1,255
Resona Bank Ltd.
5.850% due 09/29/2049		800	757
Royal Bank of Scotland Group PLC
0.823% due 04/08/2011		12,300	12,283
1.450% due 10/20/2011		15,200	15,235
3.000% due 12/09/2011		3,000	3,081
5.000% due 11/12/2013		1,990	1,933
6.990% due 10/29/2049		4,400	2,882
7.640% due 03/29/2049		11,100	6,410
Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		20,100	19,516
SLM Corp.
3.125% due 09/17/2012	EUR	11,700	12,836
5.000% due 10/01/2013		$510	488
5.375% due 01/15/2013		3,000	2,912
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		45,000	48,231
Societe Generale
5.922% due 04/29/2049		2,200	1,668
State Street Capital Trust IV
1.537% due 06/15/2037		600	432
Swedbank AB
3.625% due 12/02/2011	EUR	300	378
Temasek Financial I Ltd.
4.300% due 10/25/2019		$2,300	2,400
TNK-BP Finance S.A.
6.125% due 03/20/2012		700	718

UBS AG
1.584% due 02/23/2012	4,900	4,919
5.750% due 04/25/2018	1,000	1,034
5.875% due 12/20/2017	2,500	2,652
USB Capital IX
6.189% due 10/29/2049	600	439
Wachovia Capital Trust III
5.800% due 03/29/2049	245	197
Wells Fargo & Co.
7.980% due 03/29/2049	11,675	12,084
Wells Fargo Capital XIII
7.700% due 12/29/2049	11,000	11,165
Wells Fargo Capital XV
9.750% due 09/29/2049	500	538
White Nights Finance BV for Gazprom
10.500% due 03/25/2014	300	349
Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	4,600	4,640
XL Capital Ltd.
6.500% due 03/29/2049	220	154

		687,665

INDUSTRIALS 4.8%
Alcoa, Inc.
6.000% due 07/15/2013	85	90
Cameron International Corp.
6.375% due 07/15/2018	125	129
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	535	600
Codelco, Inc.
6.150% due 10/24/2036	400	442
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	135	156
Comcast Corp.
5.875% due 02/15/2018	1,000	1,115
6.450% due 03/15/2037	1,000	1,087
6.500% due 11/15/2035	95	104
Commercial Metals Co.
7.350% due 08/15/2018	60	63
ConocoPhillips
4.400% due 05/15/2013	60	65
Dell, Inc.
4.700% due 04/15/2013	5,800	6,286
5.650% due 04/15/2018	170	190
Devon Financing Corp. ULC
6.875% due 09/30/2011	210	224
Diageo Capital PLC
5.200% due 01/30/2013	60	65
El Paso Corp.
9.625% due 05/15/2012	1,000	1,068
El Paso Natural Gas Co.
8.625% due 01/15/2022	1,000	1,199
Gaz Capital S.A. for Gazprom
6.212% due 11/22/2016	700	710
7.201% due 02/01/2020	511	532
General Mills, Inc.
5.250% due 08/15/2013	120	132
Hewlett-Packard Co.
4.500% due 03/01/2013	135	146
International Business Machines Corp.
5.700% due 09/14/2017	28,100	32,729

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	150	164
Kraft Foods, Inc.
6.125% due 02/01/2018	3,000	3,412
6.500% due 08/11/2017	360	419
6.875% due 02/01/2038	1,300	1,518
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	800	898
Nucor Corp.
5.750% due 12/01/2017	4,800	5,491
5.850% due 06/01/2018	555	637
Oracle Corp.
4.950% due 04/15/2013	640	701
Pemex Project Funding Master Trust
5.750% due 03/01/2018	510	537
9.125% due 10/13/2010	15	15
PepsiCo, Inc.
4.650% due 02/15/2013	165	179
Petrobras International Finance Co.
7.875% due 03/15/2019	14,120	16,240
Petro-Canada
6.050% due 05/15/2018	65	73
Petroleos Mexicanos
8.000% due 05/03/2019	25,100	29,994
Plains All American Pipeline LP
6.650% due 01/15/2037	220	221
President and Fellows of Harvard College
6.000% due 01/15/2019	300	355
6.500% due 01/15/2039	21,000	26,419
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	185	203
Rohm and Haas Co.
6.000% due 09/15/2017	2,000	2,186
Shell International Finance BV
5.500% due 03/25/2040	1,700	1,822
Suncor Energy, Inc.
5.950% due 12/01/2034	41	42
6.100% due 06/01/2018	65	73
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	8,935
Time Warner Cable, Inc.
5.850% due 05/01/2017	130	143
Time Warner, Inc.
7.625% due 04/15/2031	174	210
TransCanada Pipelines Ltd.
6.350% due 05/15/2067	365	326
Union Pacific Corp.
6.650% due 01/15/2011	265	272
UnitedHealth Group, Inc.
4.875% due 03/15/2015	120	128
Vale Overseas Ltd.
6.250% due 01/23/2017	700	765
6.875% due 11/21/2036	700	733
Wind Acquisition Finance S.A.
12.000% due 12/01/2015	2,300	2,392
Xerox Corp.
5.500% due 05/15/2012	425	453
XTO Energy, Inc.
4.625% due 06/15/2013	220	238

		153,326

UTILITIES 1.0%
AES Corp.
8.000% due 10/15/2017	30	31
Alltel Corp.
7.000% due 07/01/2012	2,000	2,211
American Electric Power Co., Inc.
5.250% due 06/01/2015	535	585
AT&T, Inc.
4.950% due 01/15/2013	2,800	3,042
5.500% due 02/01/2018	3,055	3,386
5.600% due 05/15/2018	115	128
6.300% due 01/15/2038	1,900	2,073
Consolidated Natural Gas Co.
5.000% due 03/01/2014	180	195
Dominion Resources, Inc.
5.000% due 03/15/2013	36	39
Duke Energy Carolinas LLC
5.100% due 04/15/2018	120	133
Enel Finance International S.A.
6.800% due 09/15/2037	10,200	10,966
Florida Power & Light Co.
5.550% due 11/01/2017	120	138
Florida Power Corp.
5.650% due 06/15/2018	130	148
Nevada Power Co.
6.500% due 08/01/2018	120	138
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	310	324
8.125% due 05/01/2012	45	50
Pacific Gas & Electric Co.
4.200% due 03/01/2011	39	40
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,226
Qwest Corp.
8.875% due 03/15/2012	50	54
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	1,600	1,658
Southern California Edison Co.
5.625% due 02/01/2036	180	200
Southern California Gas Co.
5.450% due 04/15/2018	54	61
Verizon Communications, Inc.
5.500% due 04/01/2017	620	689
6.100% due 04/15/2018	140	159
Verizon Global Funding Corp.
7.750% due 12/01/2030	40	50
Verizon New England, Inc.
6.500% due 09/15/2011	90	95
Verizon New Jersey, Inc.
5.875% due 01/17/2012	100	106
Verizon Wireless Capital LLC
3.065% due 05/20/2011	4,400	4,499
Virginia Electric and Power Co.
5.400% due 04/30/2018	650	726
6.350% due 11/30/2037	500	586

		33,736

Total Corporate Bonds & Notes (Cost $844,510)		874,727

CONVERTIBLE BONDS & NOTES 0.5%
Transocean, Inc.
1.500% due 12/15/2037	16,900	15,083

Total Convertible Bonds & Notes (Cost $15,699)		15,083

MUNICIPAL BONDS & NOTES 2.3%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,500	1,577
7.500% due 04/01/2034	1,500	1,602
7.550% due 04/01/2039	1,500	1,611
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	700	736
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	1,000	1,065
California State Public Works Board Revenue Bonds, Series 2010
7.804% due 03/01/2035	3,700	3,850
California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	1,700	1,796
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	1,100	1,140
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	1,900	2,124
Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	1,000	965
Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	1,100	1,046
6.900% due 03/01/2035	1,000	967
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	2,900	2,867
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	2,500	2,743
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	2,100	2,197
New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	21,700	21,899
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	1,100	1,168
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.089% due 11/15/2040	4,000	4,182
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
6.532% due 06/15/2039	1,100	1,145
Southern California State Public Power Authority Revenue Bonds, Series 2010
5.943% due 07/01/2040	18,600	18,654

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,600	1,612

Total Municipal Bonds & Notes (Cost $73,256)		74,946

U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae
0.407% due 07/25/2037	3,803	3,469
0.657% due 04/25/2037	2,870	2,853
0.797% due 09/25/2035	5,149	5,089
1.125% due 07/30/2012	6,900	6,951
1.634% due 07/01/2044	459	456
1.750% due 05/07/2013 (j)	18,200	18,550
1.837% due 08/01/2035	2,882	2,952
2.499% due 03/01/2033	38	40
2.586% due 01/01/2035	675	700
2.885% due 05/25/2035	413	432
3.039% due 07/01/2035	3,728	3,897
3.093% due 08/01/2035	1,727	1,764
3.219% due 09/01/2034	360	374
3.286% due 07/01/2034	22	23
4.500% due 07/01/2040 - 09/01/2040	66,000	68,224
4.742% due 04/01/2038	679	712
4.844% due 04/01/2038	456	484
4.864% due 09/01/2035	610	649
4.898% due 04/01/2038	571	605
5.500% due 12/01/2018 - 07/01/2040	52,319	56,311
5.775% due 09/01/2037	421	453
5.802% due 02/01/2031	4	4
6.000% due 10/01/2016 - 08/01/2040	136,963	148,955
6.500% due 01/01/2011 - 06/25/2044	1,704	1,875
7.000% due 03/01/2013 - 10/01/2031	29	33
7.500% due 05/01/2011 - 02/01/2027	195	221
9.000% due 06/01/2025	0	1
Federal Housing Administration
7.430% due 01/25/2023	572	573
Freddie Mac
0.500% due 07/15/2019 - 08/15/2019	8,801	8,773
1.125% due 06/01/2011 - 07/27/2012	25,800	25,992
1.621% due 02/25/2045	313	316
2.716% due 04/01/2033	6	6
3.123% due 12/01/2022	37	38
3.138% due 07/01/2030	17	18
3.641% due 08/15/2032	563	575
4.125% due 12/21/2012	300	324
4.924% due 04/01/2038	852	903
5.500% due 06/01/2019 - 08/01/2040	1,565	1,680
6.000% due 02/01/2016 - 08/01/2040	24,187	26,260
6.500% due 05/01/2016 - 05/15/2032	19,507	21,677
7.000% due 11/01/2011 - 07/01/2029	1,438	1,452

7.500% due 07/01/2011 - 09/01/2025	21	23
8.000% due 01/01/2012	1	2
Ginnie Mae
0.950% due 02/16/2030	97	97
2.750% due 02/20/2032	722	738
3.125% due 10/20/2024 - 12/20/2026	246	252
3.375% due 01/20/2024 - 01/20/2026	337	345
3.625% due 09/20/2023 - 08/20/2027	262	270
4.375% due 06/20/2022	143	148
6.000% due 01/15/2029 - 07/01/2040	3,815	4,162
6.500% due 05/15/2032 - 06/15/2032	35	39
7.000% due 12/15/2011 - 02/20/2032	29	33
10.250% due 02/15/2017	377	408
Small Business Administration
4.430% due 05/01/2029	13,131	13,970
5.130% due 09/01/2023	572	614
5.520% due 06/01/2024	3,923	4,225
7.449% due 08/01/2010	67	68

Total U.S. Government Agencies (Cost $423,483)		440,058

U.S. TREASURY OBLIGATIONS 24.1%
Treasury Inflation Protected Securities (d)
2.000% due 01/15/2026	549	582
2.375% due 01/15/2025	1,157	1,286
U.S. Treasury Bonds
3.500% due 02/15/2039	200	186
4.250% due 05/15/2039	9,800	10,388
4.375% due 11/15/2039	5,700	6,170
4.375% due 05/15/2040	16,600	18,001
4.625% due 02/15/2040	27,700	31,223
5.375% due 02/15/2031	2,400	2,958
8.750% due 05/15/2020	4,200	6,282
U.S. Treasury Notes
0.625% due 06/30/2012	80,500	80,531
0.750% due 05/31/2012	41,600	41,733
1.125% due 06/15/2013	55,700	55,948
1.375% due 03/15/2013	10,300	10,437
1.375% due 05/15/2013	37,800	38,275
1.875% due 06/30/2015	15,200	15,268
2.125% due 05/31/2015	51,000	51,905
2.250% due 01/31/2015	100	103
2.375% due 02/28/2015	1,000	1,031
2.500% due 04/30/2015	10,000	10,360
2.500% due 06/30/2017	138,500	139,214
2.750% due 05/31/2017	30,300	30,965
3.125% due 04/30/2017	66,100	69,147
3.375% due 11/15/2019	3,000	3,110
3.500% due 05/15/2020 (i)	98,700	103,420
3.625% due 02/15/2020	47,000	49,714

Total U.S. Treasury Obligations (Cost $759,436)		778,237

MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Investment Trust
2.527% due 02/25/2045	1,219	1,099
Banc of America Funding Corp.
2.926% due 05/25/2035	1,832	1,804
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	133	138
Bear Stearns Adjustable Rate Mortgage Trust
3.398% due 02/25/2033	72	65
3.529% due 01/25/2034	1,170	1,111
5.676% due 02/25/2033	82	82
Bear Stearns Alt-A Trust
2.759% due 05/25/2035	2,646	2,047
4.539% due 09/25/2035	1,300	985
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,000	982
5.471% due 01/12/2045	2,800	2,903
Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	583	579
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	2,882	1,822
5.563% due 12/26/2046	1,683	1,113
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	15,000	15,321
Citigroup Mortgage Loan Trust, Inc.
3.072% due 03/25/2034	95	95
4.700% due 12/25/2035	686	628
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	508	373
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	1,600	1,565
Countrywide Alternative Loan Trust
0.527% due 05/25/2047	2,376	1,244
Countrywide Home Loan Mortgage Pass-Through Trust
3.205% due 02/20/2035	4,105	3,778
3.506% due 11/25/2034	2,383	2,036
5.250% due 02/20/2036	900	657
5.750% due 05/25/2033	35	35
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	1,400	1,459
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	135	134
GE Capital Commercial Mortgage Corp.
6.070% due 06/10/2038	850	887
Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	1,031	934
0.427% due 01/25/2047	1,266	1,183
Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	1,517	1,268
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	500	520
5.444% due 03/10/2039	3,000	3,012
GSR Mortgage Loan Trust
5.209% due 11/25/2035	2,939	2,766
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	428	427
2.964% due 07/19/2035	2,039	1,607
HSBC Asset Loan Obligation
3.450% due 09/25/2037	13,991	11,507
Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	5	5
Indymac ARM Trust
2.463% due 01/25/2032	11	8

Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	166	166
2.735% due 01/25/2036	2,830	1,757
JPMorgan Chase Commercial Mortgage Securities Corp.
5.273% due 02/12/2051	265	269
5.336% due 05/15/2047	3,600	3,566
5.440% due 06/12/2047	2,000	2,002
5.794% due 02/12/2051	2,000	2,028
JPMorgan Mortgage Trust
5.750% due 01/25/2036	2,287	2,004
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	2,100	2,111
Mellon Residential Funding Corp.
0.817% due 06/15/2030	2,103	1,819
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	554
5.485% due 03/12/2051	3,000	2,878
Merrill Lynch Floating Trust
0.888% due 07/09/2021	6,199	5,726
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	1,431	1,088
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	366	300
Morgan Stanley Capital I
0.410% due 10/15/2020	951	862
4.970% due 12/15/2041	676	719
5.809% due 12/12/2049	20,600	21,377
6.075% due 06/11/2049	10,300	10,485
Morgan Stanley Dean Witter Capital I
4.920% due 03/12/2035	555	587
Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045	1,300	1,366
Prime Mortgage Trust
0.747% due 02/25/2019	49	46
0.747% due 02/25/2034	329	299
Structured Adjustable Rate Mortgage Loan Trust
5.465% due 07/25/2035	586	524
Structured Asset Mortgage Investments, Inc.
0.477% due 03/25/2037	3,583	1,933
0.598% due 07/19/2035	2,917	2,631
Structured Asset Securities Corp.
2.920% due 02/25/2032	30	29
3.051% due 10/25/2035	1,293	1,018
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	1,693	1,630
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	2,211	2,009
5.308% due 11/15/2048	2,000	2,075
5.342% due 12/15/2043	4,000	3,655
5.678% due 05/15/2046	580	584
WaMu Mortgage Pass-Through Certificates
0.637% due 10/25/2045	666	519
1.621% due 11/25/2042	281	243
5.293% due 03/25/2037	6,835	5,811
Wells Fargo Mortgage-Backed Securities Trust
4.807% due 03/25/2036	3,263	2,898
6.000% due 04/25/2037	15,500	13,404
6.000% due 08/25/2037	1,238	1,013

Total Mortgage-Backed Securities (Cost $149,505)		168,164

ASSET-BACKED SECURITIES 1.4%
AMMC CDO
0.722% due 05/03/2018		15,800	14,882
Asset-Backed Funding Certificates
0.407% due 01/25/2037		347	340
Asset-Backed Securities Corp. Home Equity
0.622% due 09/25/2034		778	666
Bear Stearns Asset-Backed Securities Trust
0.407% due 01/25/2037		2,281	2,081
Carrington Mortgage Loan Trust
0.667% due 10/25/2035		651	614
Countrywide Asset-Backed Certificates
0.397% due 07/25/2037		3,630	3,529
0.607% due 05/25/2036		4,431	3,514
0.827% due 12/25/2031		276	132
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036		739	722
Fremont Home Loan Trust
0.407% due 01/25/2037		502	423
GSAMP Trust
0.417% due 12/25/2036		1,053	692
Gulf Stream - Sextant CLO Ltd.
0.708% due 08/21/2020		10,000	9,491
HSBC Asset Loan Obligation
0.407% due 12/25/2036		2,030	1,703
HSBC Home Equity Loan Trust
0.638% due 01/20/2034		2,850	2,595
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036		270	245
JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036		161	160
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		97	83
Morgan Stanley ABS Capital I
0.387% due 10/25/2036		148	147
0.397% due 11/25/2036		433	424
Morgan Stanley Mortgage Loan Trust
0.707% due 04/25/2037		771	333
Securitized Asset-Backed Receivables LLC Trust
0.407% due 12/25/2036		866	300
SLM Student Loan Trust
2.846% due 12/16/2019 (b)		1,000	1,000
Structured Asset Securities Corp.
0.397% due 10/25/2036		461	454

Total Asset-Backed Securities (Cost $47,584)			44,530

SOVEREIGN ISSUES 1.7%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	5,900	2,954
Canada Government Bond
2.000% due 12/01/2014	CAD	23,200	21,562
4.500% due 06/01/2015		3,300	3,413
China Development Bank Corp.
5.000% due 10/15/2015		$100	109
Export-Import Bank of China
4.875% due 07/21/2015		500	541
Export-Import Bank of Korea
5.875% due 01/14/2015		14,500	15,749
Mexico Government International Bond
6.050% due 01/11/2040		2,100	2,226

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	1,100	1,371
Swedish Housing Finance Corp.
3.125% due 03/23/2012		$6,300	6,522

Total Sovereign Issues (Cost $52,965)			54,447

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.5%
Motors Liquidation Co.
5.250% due 03/06/2032		260,000	1,755
Wells Fargo & Co.
7.500% due 12/31/2049		49,098	45,907

Total Convertible Preferred Securities (Cost $42,197)			47,662

PREFERRED STOCKS 0.3%
Centaur Funding Corp.
9.080% due 04/21/2020		125	131
DG Funding Trust
1.199% due 12/31/2049		1,065	8,293

Total Preferred Stocks (Cost $11,400)			8,424

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 27.8%
REPURCHASE AGREEMENTS 3.7%
Citigroup Global Markets, Inc.
0.050% due 07/01/2010		104,000	104,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $106,193. Repurchase proceeds are $104,000.)
Morgan Stanley
0.250% due 07/01/2010		10,000	10,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $10,467. Repurchase proceeds are $10,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2010		5,196	5,196
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $5,303. Repurchase proceeds are $5,196.)

			119,196

U.S. TREASURY BILLS 0.2%
0.168% due 07/01/2010 - 08/26/2010 (c)(f)(g)(h)(j)		6,926	6,925

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.030% due 07/15/2010 (g)(j)		2,229	2,229

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 23.8%
		76,772,023	768,795

Total Short-Term Instruments (Cost $897,044)			897,145

Total Investments 105.9% (Cost $3,325,486)			$3,411,761
Written Options (l) (0.3%) (Premiums $8,015)			(8,337)
Other Assets and Liabilities (Net) (5.6%)			(179,940)

Net Assets 100.0%			$3,223,484

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $280 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	Securities with an aggregate market value of $5,629 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(h)	Securities with an aggregate market value of $130 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.

(i)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $42,101 at a weighted average interest rate of 0.047%. On June 30, 2010, securities valued at $103,420 were pledged as collateral for reverse repurchase agreements.

(j)	Securities with an aggregate market value of $11,483 and cash of $32 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,591	$1,315
90-Day Eurodollar March Futures	Long	03/2011	24	62
90-Day Eurodollar September Futures	Long	09/2010	1,795	143
U.S. Treasury 2-Year Note September Futures	Long	09/2010	3,687	3,464
U.S. Treasury 5-Year Note September Futures	Long	09/2010	526	868
U.S. Treasury 10-Year Note September Futures	Long	09/2010	2,877	6,953

				$12,805

(k)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BCLY	3.650%	09/20/2012	4.405%	$1,000	$(14)	$0	$(14)
Ally Financial, Inc.	GSC	3.200%	09/20/2012	4.405%	600	(14)	0	(14)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.982%	2,500	(105)	(44)	(61)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.709%	1,900	(42)	0	(42)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.982%	1,200	(51)	(22)	(29)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.982%	1,200	(51)	(22)	(29)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.342%	7,100	(112)	(107)	(5)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	3,200	(50)	(86)	36
China Government International Bond	CSFB	1.000%	03/20/2015	0.876%	5,000	29	24	5
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%	500	(1)	(3)	2
Citigroup, Inc.	BNP	1.000%	03/20/2011	1.235%	200	0	(1)	1
Citigroup, Inc.	GSC	1.000%	03/20/2011	1.235%	500	(1)	(3)	2
Citigroup, Inc.	UBS	1.000%	03/20/2011	1.235%	1,200	(2)	(7)	5
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	4.142%	1,100	36	0	36

France Government Bond	BOA	0.250%	03/20/2015	0.873%	1,000	(28)	(17)	(11)
France Government Bond	CITI	0.250%	03/20/2015	0.873%	1,600	(45)	(26)	(19)
France Government Bond	GSC	0.250%	03/20/2015	0.873%	1,000	(28)	(17)	(11)
France Government Bond	RBS	0.250%	03/20/2015	0.873%	1,600	(44)	(27)	(17)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.721%	200	0	0	0
General Electric Capital Corp.	BCLY	5.000%	09/20/2010	1.694%	2,700	24	91	(67)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.694%	800	(1)	(10)	9
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.721%	200	(1)	0	(1)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.757%	2,800	114	148	(34)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.733%	4,000	132	(195)	327
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.030%	2,000	131	0	131
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.030%	1,900	145	0	145
General Electric Capital Corp.	DUB	1.000%	09/20/2010	1.694%	400	0	(4)	4
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.721%	300	0	0	0
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.785%	900	(3)	0	(3)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.030%	1,500	143	0	143
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.721%	800	(3)	0	(3)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.757%	1,000	41	52	(11)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.866%	2,100	(35)	(50)	15
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.757%	2,700	(24)	(41)	17
Indonesia Government International Bond	RBS	1.310%	12/20/2011	1.135%	800	2	0	2
Japan Government International Bond	BOA	1.000%	03/20/2015	0.884%	600	3	7	(4)
Japan Government International Bond	JPM	1.000%	03/20/2015	0.884%	1,100	6	13	(7)
JSC Gazprom	JPM	0.970%	10/20/2012	2.537%	400	(13)	0	(13)
JSC Gazprom	JPM	1.020%	10/20/2012	2.537%	400	(13)	0	(13)
MetLife, Inc.	DUB	1.000%	03/20/2015	3.284%	11,500	(1,081)	(694)	(387)
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.283%	2,600	(32)	(58)	26
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.283%	1,700	(21)	(39)	18
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.385%	100	(2)	0	(2)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.835%	2,400	4	0	4
Panama Government International Bond	JPM	1.250%	01/20/2017	1.405%	900	(3)	0	(3)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.835%	1,000	2	0	2
SLM Corp.	BOA	4.800%	03/20/2013	5.488%	2,500	(39)	0	(39)
SLM Corp.	CITI	4.850%	03/20/2013	5.488%	2,700	(38)	0	(38)
SLM Corp.	GSC	1.000%	06/20/2011	3.958%	25,000	(700)	(325)	(375)
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.698%	300	4	2	2
United Kingdom Gilt	CSFB	1.000%	03/20/2015	0.719%	6,900	90	16	74
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.698%	200	3	1	2
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.698%	300	4	2	2
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%	4,900	63	21	42
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.738%	9,600	122	111	11
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.698%	400	5	3	2

						$(1,494)	$(1,307)	$(187)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	$1,200	$111	$119	$(8)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	1,500	156	177	(21)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	1,600	167	214	(47)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	200	21	25	(4)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	3,800	396	463	(67)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	7,511	(85)	0	(85)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(54)	0	(54)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,830	(19)	0	(19)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	11,670	157	0	157
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,061	7	0	7
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,218	16	0	16
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,315	22	0	22
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,893	22	0	22

					$917	$998	$(81)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment / performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,300	$396	$(6)	$402
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,800	71	0	71
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,200	50	0	50
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	11,700	(144)	(211)	67
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		1,100	(2)	0	(2)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		700	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,600	(2)	0	(2)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		6,300	9	6	3
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		6,000	8	11	(3)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		6,700	8	14	(6)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		5,200	19	23	(4)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		7,600	(6)	0	(6)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		5,700	(3)	0	(3)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		10,100	139	0	139
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		12,600	277	(84)	361
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		600	29	4	25
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,100	102	9	93
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		160,800	175	(5)	180
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		38,200	57	10	47
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		29,800	44	2	42
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		82,800	75	(9)	84
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		8,700	15	(12)	27
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		2,600	9	6	3
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		10,800	52	15	37
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		11,600	57	17	40
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		2,700	17	9	8
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		22,000	95	39	56
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		16,600	90	57	33
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		2,800	8	0	8
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		6,200	27	(1)	28
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		2,800	15	8	7
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		13,400	117	62	55
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		1,400	13	9	4
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		189,400	1,998	1,549	449
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	3,000	(9)	8	(17)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		44,000	(129)	24	(153)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	13,000	191	73	118
Pay	3-Month CAD Bank Bill	5.700%	12/18/2024	RBS		30,800	210	(21)	231
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	BOA		$22,300	324	255	69
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC		106,000	1,542	1,209	333
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		10,800	999	231	768
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		8,600	813	463	350
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		4,100	387	260	127
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	BCLY		17,400	540	229	311
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CITI		5,800	180	69	111
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	CSFB		5,500	171	64	107
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		5,800	180	69	111
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	JPM		3,600	112	18	94
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	MSC		3,600	112	17	95
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	BCLY		1,400	133	55	78
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	CITI		1,100	104	46	58
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC		11,400	1,082	619	463
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		9,100	863	541	322
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	JPM		15,000	1,160	712	448
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	RBS		12,400	958	640	318
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	RBS		12,400	872	732	140
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	25,700	447	0	447
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	96,000	281	(7)	288
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC		97,000	284	42	242
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		81,000	238	(5)	243
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		31,000	92	(1)	93

							$15,951	$7,864	$8,087

(l)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/27/2010	114	$77	$353
Call - CBOT U.S. Treasury 10-Year Note September Futures	122.000	08/27/2010	47	28	80
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	163	89	7
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/27/2010	47	42	6
Put - CME 1-Year Mid-Curve Eurodollar September Futures	97.375	09/10/2010	2,708	924	17

				$1,160	$463

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$8,700	$34	$203
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	8,700	49	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	21,000	175	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	2,000	14	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,000	39	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	9,100	31	213
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	9,100	62	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	41,000	162	959
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	29,000	144	1,165
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	41,700	239	1
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	46,400	364	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	6,100	28	157
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	6,100	29	1
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	41,200	239	1,063
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	41,200	301	5
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	52,500	287	1,227
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	46,800	168	2
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	5,700	63	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,300	42	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	9,900	67	398
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	9,900	58	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	22,700	126	585
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	22,700	158	3
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	9,000	97	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	12,200	93	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	12,000	109	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	19,000	181	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	84,100	685	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	13,700	72	2
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	77,500	488	27
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	16,200	98	7
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	22,400	170	900
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	22,400	116	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	15,000	122	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	128,800	993	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	19,000	161	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	13,800	89	5

							$6,353	$6,924

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR	2,200	$5	$1
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	09/15/2010		2,200	14	21
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010		$1,900	3	0
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010		1,900	5	2

							$27	$24

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JP	Y 90.000	07/21/2010	$29,100	$263	$653

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$6,500	$55	$73
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	15,700	140	178
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/10/2020	2,300	17	22

						$212	$273

(m)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2040	$10,000	$10,869	$10,847

(n)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4,855	07/2010	JPM	$0	$(141)	$(141)
Buy	BRL	27,859	08/2010	GSC	33	0	33
Sell	CAD	23,160	07/2010	UBS	1,272	0	1,272
Buy	CNY	3,071	08/2010	BCLY	0	(10)	(10)
Buy		3,878	08/2010	DUB	0	(12)	(12)
Buy		18,096	08/2010	HSBC	0	(36)	(36)
Buy		29,906	08/2010	JPM	1	(47)	(46)
Buy		15,765	08/2010	MSC	0	(19)	(19)
Buy		3,277	11/2010	BCLY	0	(10)	(10)
Buy		5,313	11/2010	CITI	0	(16)	(16)
Buy		13,713	11/2010	DUB	0	(45)	(45)
Buy		5,400	11/2010	MSC	0	(19)	(19)
Buy		38,604	04/2011	BCLY	0	(80)	(80)
Buy		16,934	04/2011	HSBC	0	(36)	(36)
Buy		8,619	04/2011	MSC	0	(17)	(17)
Buy	EUR	1,223	07/2010	BCLY	0	(21)	(21)
Sell		59,975	07/2010	BCLY	6,819	0	6,819
Buy		1,317	07/2010	CITI	13	(3)	10
Sell		9,599	07/2010	CITI	44	0	44
Buy		506	07/2010	CSFB	11	0	11
Buy		591	07/2010	DUB	16	0	16
Buy		409	07/2010	HSBC	11	0	11
Buy		1,376	07/2010	MSC	32	0	32
Buy		2,877	07/2010	RBS	0	(16)	(16)
Sell		3,384	07/2010	RBS	49	0	49
Buy		7,639	08/2010	CITI	0	(87)	(87)
Sell	GBP	10,508	09/2010	BOA	0	(126)	(126)
Buy	IDR	2,949,300	10/2010	BOA	30	0	30
Buy		20,808,274	10/2010	CITI	200	0	200
Buy		2,949,300	10/2010	RBS	30	0	30
Buy		6,059,313	10/2010	UBS	48	0	48
Buy		586,380	11/2010	BCLY	3	0	3
Buy		583,800	11/2010	CITI	3	0	3
Buy		236,870	11/2010	DUB	1	0	1
Buy		551,100	11/2010	HSBC	2	0	2
Sell	JPY	1,678,451	07/2010	BOA	0	(654)	(654)
Buy	KRW	512,953	07/2010	BCLY	1	(8)	(7)
Buy		388,650	07/2010	CITI	0	(6)	(6)
Buy		235,997	07/2010	DUB	0	(6)	(6)
Sell		865,970	07/2010	HSBC	0	(8)	(8)
Buy		196,050	07/2010	MSC	0	(5)	(5)
Sell		644,670	07/2010	MSC	0	(7)	(7)
Buy		176,990	07/2010	RBS	0	(1)	(1)
Buy		2,885,511	08/2010	BCLY	0	(64)	(64)
Buy		469,267	08/2010	MSC	0	(15)	(15)
Buy		446,494	11/2010	BCLY	0	(16)	(16)
Sell		393,953	11/2010	BCLY	5	(1)	4
Buy		445,278	11/2010	BOA	0	(14)	(14)
Buy		1,674,277	11/2010	CITI	0	(73)	(73)
Sell		3,537,450	11/2010	CITI	6	(22)	(16)
Buy		302,276	11/2010	DUB	0	(13)	(13)
Buy		152,490	11/2010	GSC	0	(6)	(6)
Buy		2,014,100	11/2010	JPM	0	(121)	(121)
Sell		1,274,500	11/2010	JPM	0	(9)	(9)
Buy		695,522	11/2010	MSC	0	(39)	(39)
Sell		176,990	11/2010	RBS	1	0	1
Buy	MXN	2,640	09/2010	DUB	0	(4)	(4)
Buy		12,832	09/2010	HSBC	0	(27)	(27)
Buy		4,961	09/2010	MSC	0	(20)	(20)
Buy	MYR	5,908	10/2010	BCLY	78	0	78
Buy		686	10/2010	BOA	11	0	11
Buy		5,615	10/2010	CITI	55	0	55
Buy		2,885	10/2010	DUB	5	(1)	4
Buy	PHP	2,223	11/2010	BCLY	0	0	0
Buy		7,172	11/2010	CITI	0	(2)	(2)
Buy		2,130	11/2010	DUB	0	0	0
Buy	SGD	395	09/2010	BCLY	0	0	0
Buy		294	09/2010	CITI	1	0	1
Sell		942	09/2010	DUB	0	0	0
Buy		253	09/2010	GSC	1	0	1
Buy	TWD	14,271	10/2010	BCLY	0	(13)	(13)
Buy		4,055	10/2010	CITI	0	(2)	(2)
Buy		10,940	10/2010	DUB	0	(10)	(10)
Buy		9,542	01/2011	DUB	0	(6)	(6)
Buy		5,843	01/2011	JPM	0	(1)	(1)
Buy		8,994	01/2011	MSC	0	(2)	(2)
Buy		4,871	01/2011	UBS	0	0	0

					$8,782	$(1,917)	$6,865

(o)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$8,338	$0	$8,338
Corporate Bonds & Notes	0	874,727	0	874,727
Convertible Bonds & Notes	0	15,083	0	15,083
Municipal Bonds & Notes	0	74,946	0	74,946
U.S. Government Agencies	0	439,485	573	440,058
U.S. Treasury Obligations	0	778,237	0	778,237
Mortgage-Backed Securities	0	168,164	0	168,164
Asset-Backed Securities	1,000	19,157	24,373	44,530
Sovereign Issues	0	54,447	0	54,447
Convertible Preferred Securities	45,907	1,755	0	47,662
Preferred Stocks	0	131	8,293	8,424
Short-Term Instruments	768,795	128,350	0	897,145

Investments, at value	$815,702	$2,562,820	$33,239	$3,411,761
Short Sales, at value	$0	$(10,847)	$0	$(10,847)
Financial Derivative Instruments(3)	$12,805	$6,644	$(297)	$19,152

Totals	$828,507	$2,558,617	$32,942	$3,420,066

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
U.S. Government Agencies	$578	$(7)	$0	$0	$2	$0	$0	$573	$2
Asset-Backed Securities	9,098	14,892	12	0	371	0	0	24,373	371
Preferred Stocks	8,680	0	0	0	(387)	0	0	8,293	(387)

Investments, at value	$18,356	$14,885	$12	$0	$(14)	$0	$0	$33,239	$(14)
Financial Derivative Instruments(3)	$(125)	$(167)	$0	$74	$(79)	$0	$0	$(297)	$(61)

Totals	$18,231	$14,718	$12	$74	$(93)	$0	$0	$32,942	$(75)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Unconstrained Bond Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.8%
American General Finance Corp.
7.250% due 04/21/2015		$33,200	$32,370
CIT Group, Inc.
9.500% due 01/20/2012		3,036	3,109
HCA, Inc.
2.783% due 11/17/2013		11,448	10,822
International Lease Finance Corp.
6.750% due 03/17/2015		15,500	15,329
7.000% due 03/17/2016		14,700	14,487

Total Bank Loan Obligations (Cost $76,161)			76,117

CORPORATE BONDS & NOTES 25.0%
BANKING & FINANCE 15.5%
Ally Financial, Inc.
5.375% due 06/06/2011		2,000	2,005
American Express Bank FSB
0.430% due 07/13/2010		500	500
5.500% due 04/16/2013		1,000	1,082
6.000% due 09/13/2017		1,600	1,760
American Express Centurion Bank
0.430% due 07/13/2010		9,800	9,800
0.500% due 06/12/2012		2,930	2,886
6.000% due 09/13/2017		200	220
American Express Co.
7.000% due 03/19/2018		13,400	15,488
American Express Credit Corp.
0.496% due 10/04/2010		7,855	7,855
0.526% due 12/02/2010		100	100
American General Finance Corp.
4.000% due 03/15/2011		7,972	7,753
4.125% due 11/29/2013	EUR	4,300	4,178
5.625% due 08/17/2011		$1,800	1,744
5.750% due 09/15/2016		4,300	3,332
6.900% due 12/15/2017		300	240
American International Group, Inc.
4.000% due 09/20/2011	EUR	4,700	5,619
4.250% due 05/15/2013		$4,500	4,365
4.950% due 03/20/2012		1,100	1,103
5.375% due 10/18/2011		15,675	15,832
5.600% due 10/18/2016		1,500	1,377
5.750% due 03/15/2067	GBP	300	258
5.850% due 01/16/2018		$300	270
5.950% due 10/04/2010	GBP	3,900	5,848
6.250% due 05/01/2036		$6,100	4,880
8.000% due 05/22/2038	EUR	900	820
8.175% due 05/15/2068		$8,700	6,938
8.250% due 08/15/2018		50,300	51,180
8.625% due 05/22/2038	GBP	200	227
BAC Capital Trust VII
5.250% due 08/10/2035		8,500	8,721
Banco Santander Chile
2.875% due 11/13/2012		$43,900	43,614
Bank of America Corp.
0.560% due 10/14/2016		1,700	1,509
5.375% due 09/11/2012		7,000	7,316
5.650% due 05/01/2018		33,500	34,407
5.750% due 12/01/2017		2,250	2,338
6.000% due 09/01/2017		285	301
7.375% due 05/15/2014		9,100	10,210
7.625% due 06/01/2019		500	574
Bank of America N.A.
6.000% due 06/15/2016		200	211

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	123
Barclays Bank PLC
5.125% due 01/08/2020		$5,000	4,986
5.450% due 09/12/2012		800	851
5.926% due 09/29/2049		5,000	4,125
6.050% due 12/04/2017		35,162	35,561
6.750% due 05/22/2019		600	669
7.434% due 09/29/2049		1,200	1,080
7.700% due 04/29/2049		1,919	1,694
10.179% due 06/12/2021		16,500	20,706
14.000% due 11/29/2049	GBP	1,130	2,110
Barnett Capital III
0.969% due 02/01/2027		$700	471
Bear Stearns Cos. LLC
6.400% due 10/02/2017		22,000	24,487
7.250% due 02/01/2018		50,900	59,560
Block Financial LLC
7.875% due 01/15/2013		2,500	2,781
BNP Paribas
5.186% due 06/29/2049		3,000	2,482
BPCE S.A.
6.117% due 10/29/2049	EUR	100	84
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$76,900	77,825
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,900	11,304
Capital One Capital VI
8.875% due 05/15/2040		9,700	10,190
Capital One Financial Corp.
6.750% due 09/15/2017		100	115
CIT Group, Inc.
7.000% due 05/01/2013		3,940	3,792
7.000% due 05/01/2014		3,213	3,044
7.000% due 05/01/2015		3,213	2,980
7.000% due 05/01/2016		5,354	4,913
7.000% due 05/01/2017		15,352	13,893
CitiFinancial, Inc.
6.625% due 06/01/2015		100	107
Citigroup, Inc.
0.742% due 01/16/2012	GBP	1,300	1,854
0.902% due 06/28/2013	EUR	100	114
5.300% due 10/17/2012		$500	519
5.500% due 04/11/2013		100	104
6.000% due 08/15/2017		7,000	7,286
6.125% due 11/21/2017		7,290	7,629
6.125% due 05/15/2018		5,900	6,171
8.500% due 05/22/2019		1,920	2,294
Countrywide Financial Corp.
5.800% due 06/07/2012		23,700	24,937
Credit Suisse
6.000% due 02/15/2018		100	105
Credit Suisse AG
5.400% due 01/14/2020		15,600	15,551
Dexia Credit Local
0.935% due 02/19/2013	EUR	4,000	4,911
El Paso Performance-Linked Trust
7.750% due 07/15/2011		$2,000	2,072
FCE Bank PLC
7.875% due 02/15/2011	GBP	7,500	11,346
FIH Erhvervsbank A/S
2.000% due 06/12/2013		$30,200	30,422

Ford Motor Credit Co. LLC
7.500% due 08/01/2012		8,800	9,005
9.875% due 08/10/2011		18,500	19,472
Fortis Bank Nederland NV
1.249% due 06/10/2011	EUR	3,700	4,517
General Electric Capital Corp.
6.375% due 11/15/2067		$800	749
Goldman Sachs Group, Inc.
0.533% due 02/06/2012		6,600	6,437
0.692% due 10/07/2011		3,800	3,768
0.963% due 02/04/2013	EUR	100	114
0.983% due 11/15/2014		100	109
4.750% due 01/28/2014		30	38
5.375% due 02/15/2013		19,900	25,438
5.375% due 03/15/2020		$38,500	38,142
5.750% due 10/01/2016		200	211
5.950% due 01/18/2018		500	520
6.150% due 04/01/2018		5,100	5,354
HSBC Bank PLC
3.875% due 11/09/2011	EUR	3,800	4,797
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		$500	425
HSBC Finance Corp.
0.584% due 08/09/2011		900	892
0.968% due 06/01/2016		2,100	1,900
1.805% due 10/20/2010		1,600	1,601
HSBC Holdings PLC
6.500% due 05/02/2036		2,300	2,396
Hyatt Hotels Corp.
5.750% due 08/15/2015		300	313
6.875% due 08/15/2019		7,500	8,083
ING Bank NV
1.333% due 03/30/2012		48,800	48,982
International Lease Finance Corp.
4.875% due 09/01/2010		10,365	10,339
5.000% due 09/15/2012		3,300	3,065
5.300% due 05/01/2012		2,400	2,268
5.400% due 02/15/2012		200	191
5.450% due 03/24/2011		1,300	1,288
5.750% due 06/15/2011		3,550	3,501
JPMorgan Chase & Co.
6.750% due 02/01/2011		1,000	1,033
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	2,666
JPMorgan Chase Capital XX
6.550% due 09/29/2036		$3,600	3,459
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		1,206	1,144
KeyCorp
6.500% due 05/14/2013		1,000	1,095
LBG Capital No.1 PLC
7.867% due 12/17/2019	GBP	850	1,010
7.875% due 11/01/2020		$560	456
8.500% due 12/29/2049		3,600	2,826
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	8,750	7,744
9.334% due 02/07/2020	GBP	2,200	2,835
LeasePlan Corp. NV
3.000% due 05/07/2012		$3,000	3,087

Lloyds TSB Bank PLC
0.861% due 06/09/2011	EUR	3,500	4,285
4.375% due 01/12/2015		$1,100	1,061
4.385% due 04/29/2049	EUR	600	429
6.500% due 03/24/2020		10,000	11,530
12.000% due 12/29/2049		$57,000	57,358
Macquarie Bank Ltd.
4.100% due 12/17/2013		11,800	12,678
Macquarie Group Ltd.
7.625% due 08/13/2019		300	338
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,000	2,142
MBNA Europe Funding PLC
6.000% due 11/12/2010	GBP	2,069	3,126
Merrill Lynch & Co., Inc.
0.544% due 11/01/2011		$3,270	3,215
0.995% due 08/25/2014	EUR	1,300	1,437
0.997% due 05/30/2014		300	334
1.492% due 09/27/2012		4,200	4,937
5.000% due 02/03/2014		$5,000	5,179
5.000% due 01/15/2015		2,300	2,374
5.450% due 07/15/2014		4,500	4,767
6.050% due 08/15/2012		7,100	7,554
6.150% due 04/25/2013		4,000	4,281
6.400% due 08/28/2017		1,450	1,515
6.875% due 04/25/2018		10,700	11,439
Morgan Stanley
0.554% due 01/18/2011		14,500	14,409
5.162% due 03/01/2013	AUD	3,900	3,113
5.750% due 10/18/2016		$500	505
5.950% due 12/28/2017		500	507
6.000% due 04/28/2015		2,000	2,093
6.600% due 04/01/2012		1,000	1,062
6.625% due 04/01/2018		1,900	1,996
7.300% due 05/13/2019		1,000	1,078
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,093	1,109
MUFG Capital Finance 4 Ltd.
5.271% due 01/29/2049		1,211	1,251
MUFG Capital Finance 5 Ltd.
6.299% due 12/31/2049	GBP	254	323
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$100	104
Pearson Dollar Finance PLC
6.250% due 05/06/2018		6,000	6,680
Rabobank Capital Funding Trust II
5.260% due 12/31/2049		300	271
Rabobank Capital Funding Trust III
5.254% due 12/29/2049		3,200	2,820
Rabobank Nederland NV
11.000% due 06/29/2049		300	372
RBS Capital Trust A
6.467% due 12/29/2049	EUR	1,150	752
RBS Capital Trust III
5.512% due 09/29/2049		$2,000	1,020
Resona Bank Ltd.
5.850% due 09/29/2049		600	568
Royal Bank of Scotland Group PLC
4.500% due 01/28/2016	EUR	3,800	4,018
4.625% due 09/22/2021		1,600	1,493
4.875% due 03/16/2015		$18,400	18,334
5.500% due 03/23/2020	EUR	350	416
6.400% due 10/21/2019		$52,650	53,509
6.666% due 12/31/2049	CAD	5,200	3,148

6.990% due 10/29/2049		$20,945	13,719
7.387% due 12/29/2049	GBP	939	1,340
7.640% due 03/29/2049		$6,500	3,754
7.648% due 08/29/2049		2,125	1,604
Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		5,400	5,243
SLM Corp.
0.546% due 10/25/2011		600	569
0.616% due 01/27/2014		21,200	17,493
0.994% due 04/26/2011	EUR	900	1,086
3.125% due 09/17/2012		2,300	2,523
4.500% due 07/26/2010		$600	601
4.750% due 03/17/2014	EUR	3,200	3,512
8.450% due 06/15/2018		$8,430	7,796
Societe Generale
4.196% due 12/29/2049	EUR	100	83
5.922% due 04/29/2049		$200	152
Swedbank AB
3.000% due 12/22/2011		4,000	4,125
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		21,720	25,420
UBS AG
1.584% due 02/23/2012		88,400	88,749
4.280% due 04/29/2049	EUR	3,100	2,777
5.750% due 04/25/2018		$13,600	14,061
5.875% due 12/20/2017		1,500	1,591
UBS Preferred Funding Trust V
6.243% due 05/29/2049		5,500	4,771
University of Chicago
4.660% due 10/01/2022		5,000	5,200
4.860% due 10/01/2024		10,000	10,582
5.060% due 10/01/2026		15,000	16,030
Wachovia Bank N.A.
0.867% due 03/15/2016		8,100	7,557
Wachovia Corp.
0.534% due 08/01/2013		4,000	3,901
5.300% due 10/15/2011		1,000	1,047
WEA Finance LLC
6.750% due 09/02/2019		6,900	7,689
Wells Fargo Bank N.A.
0.646% due 05/16/2016		500	460
4.750% due 02/09/2015		1,000	1,048
White Nights Finance BV for Gazprom
10.500% due 03/25/2014		7,000	8,138
Williams Cos.,
Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		4,100	4,136

			1,431,066

INDUSTRIALS 8.4%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		3,500	3,552
Alcoa, Inc.
5.870% due 02/23/2022		1,700	1,585
Altria Group, Inc.
9.700% due 11/10/2018		9,100	11,548
America Movil SAB de C.V.
6.125% due 03/30/2040		31,000	32,594
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		2,979	3,307
American Airlines, Inc.
10.500% due 10/15/2012		17,810	18,567
Anadarko Petroleum Corp.
6.450% due 09/15/2036		16,000	12,777

Avnet, Inc.
6.625% due 09/15/2016		1,600	1,785
Black & Decker Corp.
8.950% due 04/15/2014		4,600	5,604
Boston Scientific Corp.
4.250% due 01/12/2011		4,545	4,561
6.000% due 06/15/2011		3,100	3,156
6.000% due 01/15/2020		5,000	4,977
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020		1,000	1,284
CBS Corp.
8.875% due 05/15/2019		5,000	6,305
Centex Corp.
5.700% due 05/15/2014		1,000	1,018
6.500% due 05/01/2016		4,500	4,579
CIGNA Corp.
8.500% due 05/01/2019		5,900	7,452
Codelco, Inc.
5.625% due 09/21/2035		3,000	3,073
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,720
CVS Caremark Corp.
6.302% due 06/01/2037		1,500	1,343
CVS Pass-Through Trust
7.507% due 01/10/2032		43,230	49,364
Daimler Finance North America LLC
5.750% due 09/08/2011		36,441	37,960
5.875% due 03/15/2011		35,650	36,739
6.500% due 11/15/2013		5,000	5,601
7.300% due 01/15/2012		4,150	4,476
7.750% due 01/18/2011		25,718	26,574
8.500% due 01/18/2031		2,000	2,565
Deluxe Corp.
5.125% due 10/01/2014		6,900	6,314
Dow Chemical Co.
5.900% due 02/15/2015		800	876
6.125% due 02/01/2011		1,000	1,019
8.550% due 05/15/2019		7,600	9,324
9.400% due 05/15/2039		2,000	2,794
DR Horton, Inc.
5.625% due 01/15/2016		2,500	2,350
El Paso Corp.
7.000% due 05/15/2011		250	257
7.800% due 08/01/2031		100	99
Gaz Capital S.A. for Gazprom
6.212% due 11/22/2016		8,510	8,613
6.510% due 03/07/2022		12,500	12,107
7.343% due 04/11/2013		500	531
8.146% due 04/11/2018		400	438
Gazprom International S.A.
7.201% due 02/01/2020		1,277	1,325
General Electric Co.
5.250% due 12/06/2017		5,000	5,449
Georgia-Pacific LLC
8.125% due 05/15/2011		11,363	11,889
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	2,200	2,189
HCA, Inc.
7.875% due 02/15/2020		$14,500	14,989
9.250% due 11/15/2016		200	212
Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		15,000	15,225
9.500% due 06/15/2016		13,000	13,715

International Business Machines Corp.
0.904% due 07/28/2011	100	101
KB Home
5.875% due 01/15/2015	1,200	1,074
7.250% due 06/15/2018	1,300	1,157
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	25,000	25,927
Kraft Foods, Inc.
5.625% due 11/01/2011	100	105
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013	8,800	9,086
5.900% due 12/01/2016	7,600	7,657
Mandalay Resort Group
7.625% due 07/15/2013	5,580	4,910
Masco Corp.
4.800% due 06/15/2015	3,000	2,790
5.850% due 03/15/2017	2,500	2,443
6.125% due 10/03/2016	5,000	4,846
McKesson Corp.
7.500% due 02/15/2019	5,000	6,216
MGM Resorts International
9.000% due 03/15/2020	14,600	15,074
11.125% due 11/15/2017	5,000	5,538
Morton International, Inc.
12.400% due 06/01/2020	2,000	2,456
Nabors Industries, Inc.
6.150% due 02/15/2018	2,500	2,686
New Albertson’s, Inc.
7.500% due 02/15/2011	4,600	4,704
Newell Rubbermaid, Inc.
10.600% due 04/15/2019	3,400	4,703
Ohio National Financial Services, Inc.
6.375% due 04/30/2020	5,000	5,276
Pemex Project Funding Master Trust
5.750% due 03/01/2018	9,700	10,218
Reynolds American, Inc.
1.237% due 06/15/2011	400	397
6.750% due 06/15/2017	2,000	2,171
Rohm and Haas Co.
6.000% due 09/15/2017	1,000	1,093
RPM International, Inc.
6.500% due 02/15/2018	4,000	4,243
RR Donnelley & Sons Co.
6.125% due 01/15/2017	5,000	5,031
Shell International Finance BV
3.100% due 06/28/2015	80,600	81,979
Staples, Inc.
9.750% due 01/15/2014	6,000	7,366
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	2,000	2,085
7.875% due 05/01/2012	2,100	2,268
Talisman Energy, Inc.
7.750% due 06/01/2019	4,000	4,923
Tate & Lyle International Finance PLC
6.625% due 06/15/2016	1,400	1,533
Tennessee Gas Pipeline Co.
8.000% due 02/01/2016	2,500	2,919
Time Warner Cable, Inc.
5.000% due 02/01/2020	10,000	10,256
Toll Brothers Finance Corp.
8.910% due 10/15/2017	1,700	1,899
United Airlines, Inc.
1.000% due 05/07/2024 (a)(o)	300	70
10.400% due 11/01/2016	20,075	21,581

Volvo Treasury AB
5.950% due 04/01/2015		25,000	26,171
VW Credit, Inc.
5.125% due 05/19/2011	EUR	5,000	6,312
Weyerhaeuser Co.
6.750% due 03/15/2012		$1,080	1,167
7.375% due 10/01/2019		25,136	26,624
7.375% due 03/15/2032		1,900	1,884
Whirlpool Corp.
8.600% due 05/01/2014		5,000	5,902
WM Wrigley Jr. Co.
2.450% due 06/28/2012		18,000	18,041
Wynn Las Vegas LLC
6.625% due 12/01/2014		20,315	20,467

			778,130

UTILITIES 1.1%
BP Capital Markets PLC
0.667% due 04/11/2011		20,700	19,803
1.539% due 03/17/2011		1,700	1,642
2.375% due 12/14/2011		780	715
2.750% due 02/27/2012		2,590	2,375
3.125% due 03/10/2012		3,050	2,821
3.625% due 05/08/2014		4,900	4,197
3.750% due 06/17/2013		1,060	946
4.750% due 03/10/2019		3,480	2,898
British Telecommunications PLC
5.950% due 01/15/2018		800	836
9.375% due 12/15/2010		8,425	8,714
Dominion Resources, Inc.
7.500% due 06/30/2066		5,000	4,931
Duke Energy Corp.
3.950% due 09/15/2014		300	316
Embarq Corp.
6.738% due 06/01/2013		600	653
7.082% due 06/01/2016		10,300	10,999
Enel Finance International S.A.
3.875% due 10/07/2014		8,800	8,884
Midwest Generation LLC
8.560% due 01/02/2016		2,917	2,880
Qwest Corp.
7.625% due 06/15/2015		7,200	7,740
7.875% due 09/01/2011		375	392
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		4,200	4,483
Sempra Energy
6.500% due 06/01/2016		7,000	8,047
Sprint Capital Corp.
7.625% due 01/30/2011		2,570	2,628
8.375% due 03/15/2012		1,000	1,054
Sprint Nextel Corp.
8.375% due 08/15/2017		6,300	6,332
Verizon Global Funding Corp.
7.250% due 12/01/2010		2,000	2,054

			106,340

Total Corporate Bonds & Notes (Cost $2,233,865)			2,315,536

CONVERTIBLE BONDS & NOTES 0.5%
Amgen, Inc.
0.000% due 03/01/2032		6,900	5,106
ProLogis
2.250% due 04/01/2037		2,000	1,893

Transocean, Inc.
1.500% due 12/15/2037	5,500	4,909
1.625% due 12/15/2037	38,884	37,863

Total Convertible Bonds & Notes (Cost $50,995)		49,771

MUNICIPAL BONDS & NOTES 4.3%
Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	13,100	13,958
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	1,800	1,750
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	33,200	36,715
7.300% due 10/01/2039	10,000	10,421
7.500% due 04/01/2034	3,600	3,846
7.550% due 04/01/2039	15,400	16,540
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	8,000	8,411
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	2,000	2,130
California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	5,000	5,189
Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	1,400	1,491
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2032	500	500
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	18,900	21,018
Cincinnati, Ohio City School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 12/01/2018	3,680	4,273
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2027	6,995	7,377
5.000% due 06/01/2038	1,500	1,524
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	200	204
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
4.750% due 12/01/2028	10,000	10,400
Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 2000
6.125% due 11/01/2035	1,080	1,081
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	19,300	19,830
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	291
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	160	157

Douglas & Elbert Counties, Colorado School District No. Re-1 General Obligation Bonds, Series 2009
5.250% due 12/15/2021	1,605	1,915
Forth Worth, Texas Revenue Notes, Series 2010
4.250% due 02/15/2020	4,550	5,050
Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	15,000	14,484
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	900	689
5.750% due 06/01/2047	525	375
Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
2.933% due 01/01/2019	350	310
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	9,600	9,546
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 12/15/2028	300	306
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2020	2,000	2,208
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
5.966% due 01/15/2030	6,300	6,625
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	375	394
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.716% due 07/01/2039	25,000	24,882
6.166% due 07/01/2040	13,500	13,492
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	3,300	3,128
Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	14,000	13,723
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,500	5,677
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	290	284
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
2.628% due 07/01/2020	450	406
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.190% due 08/01/2032	125	130
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	300	303
New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	7,300	7,367
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,764
5.750% due 06/01/2043	4,600	4,145

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	2,000	2,102
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.762% due 06/15/2031	100	118
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	130	130
North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	3,300	3,415
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	4,400	4,600
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,925	2,100
Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	165	169
Orlando, Florida Utilities Commission Revenue Bonds, Series 2010
5.250% due 10/01/2022	3,240	3,832
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
5.401% due 06/15/2022	3,500	3,568
5.501% due 06/15/2023	3,500	3,585
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	200	11
Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	2,100	2,230
Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	9,250	9,378
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	8,800	9,148
San Diego County, California Water Authority Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2028	2,200	2,263
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	100	101
Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036	10,000	10,324
Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019	1,000	1,139
Seminole County, Florida Revenue Bonds, Series 2010
6.443% due 10/01/2040	7,000	7,332
Southern California State Metropolitan Water District Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 10/01/2036	85	87
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,599
Texas A&M University Revenue Bonds, Series 2009
5.000% due 05/15/2020	2,865	3,329
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	11,300	11,438

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.817% due 02/15/2031	100	120
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.750% due 02/01/2027	100	120
9.849% due 10/01/2031	170	203
University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	3,000	3,034
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	10,300	10,996
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	785	807
University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.573% due 05/01/2039	7,000	7,242
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,180	3,118

Total Municipal Bonds & Notes (Cost $382,376)		395,947

U.S. GOVERNMENT AGENCIES 17.1%
Fannie Mae
0.407% due 12/25/2036 - 07/25/2037	1,207	1,139
0.447% due 01/25/2021	89	88
0.467% due 03/25/2034	294	294
0.477% due 03/25/2036	294	274
0.497% due 08/25/2034	98	92
0.547% due 10/27/2037	400	399
0.697% due 09/25/2042	119	117
1.247% due 04/25/2032	9	9
1.616% due 03/01/2044	629	645
1.621% due 09/01/2044	144	144
1.625% due 11/25/2023	135	135
2.627% due 12/01/2034	179	185
2.817% due 11/01/2034	1,138	1,190
2.833% due 05/01/2035	642	668
2.881% due 09/01/2031	29	30
3.453% due 12/01/2035	20	21
3.500% due 07/01/2025	45,000	45,485
3.794% due 06/01/2035	458	478
4.000% due 07/01/2024 - 07/01/2040	75,261	78,209
5.000% due 05/01/2030 - 07/01/2040	775,789	821,716
5.500% due 03/01/2032 - 07/01/2040	381,353	410,367
5.610% due 01/25/2032	218	218
5.750% due 02/25/2033	289	307
6.000% due 07/01/2040 - 07/25/2044	10,358	11,240
6.473% due 10/25/2031	148	152
6.500% due 08/01/2029 - 07/01/2040	3,768	4,133
6.589% due 10/25/2031	775	820
Federal Housing Administration
7.430% due 07/01/2018 - 02/01/2023	46	46

Freddie Mac
0.550% due 10/15/2020	44	44
0.700% due 12/15/2029	189	189
1.325% due 10/15/2020	5	5
1.621% due 10/25/2044	545	553
1.821% due 07/25/2044	2,796	2,843
3.406% due 08/01/2035	80	83
3.498% due 09/01/2035	23	24
4.000% due 05/01/2039 - 02/01/2040	77,540	78,612
4.500% due 10/15/2019	16	16
5.000% due 04/15/2018 - 04/01/2030	43,857	46,610
6.500% due 10/25/2043	182	201
6.555% due 09/25/2029	470	498
7.002% due 11/25/2030	207	215
8.288% due 12/25/2030	184	205
Ginnie Mae
0.648% due 05/20/2037	6,771	6,698
0.900% due 12/16/2025	105	106
3.500% due 04/15/2039 - 05/15/2039	6,919	6,841
5.500% due 06/20/2035	1,326	1,378
6.000% due 06/20/2038	959	1,035
6.500% due 08/15/2036	3,667	4,036
Overseas Private Investment Corp.
0.000% due 09/15/2010 - 05/02/2015	30,182	31,780
Residual Funding Strip
0.000% due 10/15/2019	12,600	9,165
Small Business Administration
4.760% due 09/01/2025	312	333
6.220% due 12/01/2028	874	976
7.190% due 12/01/2019	319	351
7.200% due 10/01/2019	1,130	1,243
Tennessee Valley Authority
0.000% due 04/15/2042 (e)	2,000	2,021
5.250% due 09/15/2039	5,000	5,562

Total U.S. Government Agencies (Cost $1,564,505)		1,580,224

U.S. TREASURY OBLIGATIONS 33.3%
Treasury Inflation Protected Securities (f)
1.375% due 01/15/2020 (l)	91,434	93,784
2.125% due 02/15/2040	31,266	34,388
U.S. Treasury Bonds
4.250% due 05/15/2039	1,460	1,548
4.375% due 02/15/2038	38,400	41,622
4.375% due 11/15/2039 (l)	5,700	6,170
4.500% due 02/15/2036	15,000	16,612
4.500% due 08/15/2039	3,960	4,373
4.625% due 02/15/2040	800	902
6.250% due 08/15/2023	15,000	19,462
7.125% due 02/15/2023	40,000	55,431
7.250% due 08/15/2022 (j)(l)	353,700	493,246
7.500% due 11/15/2024	8,200	11,907
7.625% due 11/15/2022	33,000	47,417
7.625% due 02/15/2025	17,400	25,583
7.875% due 02/15/2021	122,000	174,803
8.000% due 11/15/2021	149,200	217,179
8.125% due 08/15/2019	94,600	134,901
8.125% due 05/15/2021	107,400	156,737
8.125% due 08/15/2021	35,400	51,833
8.500% due 02/15/2020	49,700	72,966

8.750% due 05/15/2020	3,600	5,385
8.750% due 08/15/2020	79,000	118,549
8.875% due 02/15/2019	72,000	106,206
U.S. Treasury Notes
1.000% due 07/31/2011	1,115	1,122
2.500% due 04/30/2015	57,000	59,053
2.500% due 06/30/2017	108,300	108,858
2.625% due 12/31/2014	1,000	1,042
2.750% due 11/30/2016	36,400	37,350
2.750% due 05/31/2017	65,300	66,733
2.750% due 02/15/2019	90,000	89,754
3.000% due 08/31/2016	32,800	34,258
3.000% due 09/30/2016	13,600	14,192
3.000% due 02/28/2017	40,000	41,556
3.125% due 10/31/2016	69,100	72,544
3.125% due 04/30/2017	500	523
3.125% due 05/15/2019	61,900	63,259
3.250% due 07/31/2016	21,900	23,233
3.250% due 12/31/2016	14,000	14,769
3.500% due 05/15/2020 (k)	89,500	93,780
3.625% due 08/15/2019 (l)	437,500	463,101
3.750% due 11/15/2018	3,800	4,099

Total U.S. Treasury Obligations (Cost $2,959,125)		3,080,230

MORTGAGE-BACKED SECURITIES 6.0%
Adjustable Rate Mortgage Trust
2.856% due 09/25/2035	45	33
3.113% due 05/25/2035	148	145
American General Mortgage Loan Trust
5.150% due 03/25/2058	9,476	9,492
American Home Mortgage Assets
0.557% due 10/25/2046	241	122
American Home Mortgage Investment Trust
2.527% due 02/25/2045	2,818	2,542
5.660% due 09/25/2045	1,647	1,427
Banc of America Alternative Loan Trust
5.750% due 04/25/2033	1,106	1,163
6.000% due 01/25/2036	2,721	1,872
Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	500	515
Banc of America Funding Corp.
5.500% due 09/25/2034	3,678	3,356
5.806% due 03/25/2037	221	179
6.000% due 03/25/2037	7,000	5,157
6.063% due 10/20/2046	10,279	8,841
Banc of America Mortgage Securities, Inc.
2.959% due 05/25/2034	1,500	1,365
3.307% due 01/25/2035	1,019	875
6.500% due 09/25/2033	239	247
BCRR Trust
5.999% due 08/17/2045	6,890	7,052
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	711	680
2.560% due 08/25/2035	482	456
2.613% due 04/25/2034	473	422
2.760% due 03/25/2035	1,060	983
2.934% due 03/25/2035	1,217	1,124
3.046% due 05/25/2034	195	179
3.399% due 02/25/2034	14	12
3.490% due 08/25/2035	4,483	3,205
3.629% due 08/25/2033	1,353	1,319
4.069% due 11/25/2034	26	25
4.388% due 10/25/2033	85	86

4.631% due 05/25/2034	71	67
5.370% due 05/25/2047	1,434	1,039
5.382% due 02/25/2036	3,545	3,007
Bear Stearns Alt-A Trust
0.547% due 02/25/2034	258	106
1.027% due 09/25/2034	447	351
2.759% due 05/25/2035	515	399
3.115% due 08/25/2036	42	21
4.539% due 09/25/2035	3,481	2,637
5.225% due 11/25/2035	469	267
5.496% due 11/25/2036	4,589	2,855
5.507% due 11/25/2036	7,464	4,779
5.553% due 01/25/2036	4,690	2,677
5.625% due 11/25/2036	2,105	1,237
Bear Stearns Commercial Mortgage Securities
0.459% due 03/15/2019	342	319
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036	536	339
5.563% due 12/26/2046	2,697	1,783
Chase Mortgage Finance Corp.
3.380% due 02/25/2037	995	904
3.424% due 02/25/2037	181	181
3.562% due 07/25/2037	386	377
4.230% due 02/25/2037	1,473	1,493
5.424% due 03/25/2037	371	304
Chaseflex Trust
0.807% due 07/25/2037	1,136	604
6.350% due 08/25/2037	6,000	3,971
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037	2,106	1,799
Citigroup Commercial Mortgage Trust
4.639% due 05/15/2043	1,691	1,727
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	676	597
3.157% due 08/25/2035	439	381
3.414% due 02/25/2034	655	638
3.938% due 08/25/2035	764	662
5.496% due 11/25/2036	2,687	1,571
5.500% due 09/25/2035	1,443	1,281
5.906% due 09/25/2037	2,163	1,491
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	400	441
Countrywide Alternative Loan Trust
0.428% due 09/20/2046	12	12
0.498% due 05/20/2046	37	36
0.507% due 02/25/2047	672	402
0.527% due 05/25/2047	9,992	5,233
0.528% due 02/20/2047	907	454
0.537% due 11/25/2046	501	267
0.542% due 12/20/2046	11,426	5,648
0.558% due 03/20/2046	5,352	2,803
0.627% due 12/25/2035	693	453
0.627% due 02/25/2037	766	407
0.697% due 05/25/2037	177	86
0.847% due 12/25/2035	12,963	8,189
0.847% due 05/25/2037	4,300	2,026
1.412% due 12/25/2035	2,775	1,585
1.421% due 02/25/2036	38	22
3.824% due 06/25/2037	9,176	5,444
5.250% due 10/25/2033	4,500	4,099
5.250% due 06/25/2035	107	84
5.500% due 01/25/2036	1,800	1,243
5.500% due 03/25/2036	170	123
6.000% due 05/25/2036	2,507	1,663

6.000% due 05/25/2037		2,836	1,670
6.000% due 08/25/2037		4,725	3,297
6.250% due 11/25/2036		2,383	1,687
6.500% due 06/25/2036		348	211
Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/2035		11,166	6,073
0.677% due 02/25/2035		145	101
0.687% due 06/25/2035		1,849	1,517
0.727% due 09/25/2034		20	12
0.747% due 11/25/2034		192	158
2.804% due 06/20/2035		76	55
2.947% due 09/25/2034		107	45
3.385% due 08/25/2034		46	33
3.487% due 08/25/2034		1,728	1,387
3.506% due 11/25/2034		162	139
5.000% due 11/25/2035		2,116	1,794
5.250% due 02/20/2036		2,034	1,301
5.500% due 11/25/2035		1,182	1,062
5.611% due 09/20/2036		551	328
5.750% due 07/25/2037		27,610	21,662
6.000% due 02/25/2036		3,118	2,473
6.000% due 05/25/2036		12,380	9,245
Credit Suisse First Boston Mortgage Securities Corp.
2.496% due 07/25/2033		12	11
2.918% due 08/25/2033		180	174
6.500% due 04/25/2033		3	3
6.530% due 06/15/2034		491	503
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		1,290	1,330
Deutsche ALT-A Securities, Inc.
0.437% due 08/25/2037		673	655
Downey Savings & Loan Association Mortgage Loan Trust
0.608% due 08/19/2045		70	43
2.483% due 07/19/2044		1,159	870
EMF-NL
1.444% due 04/17/2041	EUR	7,700	7,767
1.644% due 07/17/2041		1,200	1,019
1.894% due 10/17/2041		600	506
Eurosail PLC
1.394% due 10/17/2040		6,261	6,616
First Horizon Alternative Mortgage Securities
2.331% due 09/25/2034		$236	225
5.357% due 09/25/2035		1,902	1,378
First Horizon Asset Securities, Inc.
2.841% due 07/25/2033		36	36
2.916% due 12/25/2033		81	79
3.936% due 08/25/2035		254	244
First Republic Mortgage Loan Trust
0.700% due 11/15/2031		33	29
GE Capital Commercial Mortgage Corp.
3.884% due 12/10/2049		1,700	1,707
5.994% due 12/10/2035		380	381
German Residential Asset Note Distributor PLC
0.884% due 07/20/2016	EUR	24,804	25,483
GMAC Commercial Mortgage Securities, Inc.
0.000% due 04/15/2034 (b)		$30,790	174
4.576% due 05/10/2040		521	543
Greenpoint Mortgage Funding Trust
0.427% due 01/25/2047		241	225
0.617% due 11/25/2045		37	21
Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033		192	160

GS Mortgage Securities Corp. II
4.295% due 01/10/2040	5,431	5,577
5.374% due 05/17/2045	4,600	4,972
GSR Mortgage Loan Trust
2.140% due 03/25/2033	72	71
2.930% due 09/25/2035	980	954
2.943% due 09/25/2035	748	704
5.000% due 05/25/2037	5,365	4,764
5.750% due 03/25/2036	3,391	2,928
5.750% due 01/25/2037	3,500	3,028
6.000% due 02/25/2036	9,709	8,555
6.000% due 03/25/2037	8,131	7,000
6.000% due 05/25/2037	5,249	4,743
6.500% due 09/25/2036	1,966	1,603
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	248	248
0.528% due 11/19/2036	471	269
0.528% due 11/19/2046	157	80
0.538% due 01/19/2038	6,030	3,204
0.568% due 05/19/2035	1,141	676
0.588% due 06/19/2035	210	121
0.588% due 03/19/2036	6,492	3,498
0.618% due 03/19/2035	6,396	4,124
3.004% due 05/19/2033	155	156
3.098% due 07/19/2035	1,206	934
Impac CMB Trust
1.007% due 03/25/2035	698	469
Impac Secured Assets CMN Owner Trust
0.697% due 05/25/2036	959	781
Indymac IMSC Mortgage Loan Trust
5.778% due 06/25/2037	2,618	1,215
Indymac INDA Mortgage Loan Trust
4.936% due 01/25/2036	5,726	4,694
5.030% due 12/25/2036	316	232
Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	18	18
2.735% due 01/25/2036	1,378	855
2.785% due 12/25/2034	54	39
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	253	227
JPMorgan Mortgage Trust
2.831% due 05/25/2034	483	469
3.359% due 07/25/2035	220	222
3.442% due 07/25/2035	198	193
4.271% due 11/25/2033	74	74
5.017% due 02/25/2035	890	892
5.679% due 04/25/2036	6,677	6,503
5.750% due 01/25/2036	7,553	6,619
6.000% due 08/25/2037	18,992	16,984
6.250% due 07/25/2036	5,400	4,793
LB-UBS Commercial Mortgage Trust
4.567% due 06/15/2029	120	121
5.642% due 12/15/2025	176	179
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.470% due 09/15/2021	2,994	2,867
0.650% due 06/15/2022	7,514	6,940
Luminent Mortgage Trust
0.517% due 12/25/2036	460	270
MASTR Adjustable Rate Mortgages Trust
2.231% due 05/25/2034	868	782
MASTR Alternative Loans Trust
0.747% due 11/25/2033	430	412

MASTR Asset Securitization Trust
5.500% due 11/25/2017		46	47
5.500% due 09/25/2033		103	106
MASTR Seasoned Securities Trust
4.704% due 10/25/2032		83	70
Mellon Residential Funding Corp.
0.700% due 11/15/2031		151	141
0.790% due 12/15/2030		277	259
Merrill Lynch Floating Trust
0.888% due 07/09/2021		4,799	4,433
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036		2,749	2,091
0.597% due 08/25/2036		57	36
2.698% due 02/25/2033		67	64
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035		727	629
1.220% due 11/25/2029 (b)		11,578	491
4.250% due 10/25/2035		572	516
Morgan Stanley Capital I
5.447% due 02/12/2044		50	50
Morgan Stanley Mortgage Loan Trust
2.550% due 07/25/2035		483	343
2.552% due 07/25/2035		893	634
3.843% due 08/25/2034		138	114
5.330% due 06/25/2036		218	201
6.000% due 10/25/2037		8,931	6,630
Morgan Stanley Re-REMIC Trust
5.999% due 08/12/2045		900	945
Newgate Funding PLC
1.319% due 12/15/2050	EUR	19,000	18,146
PNC Mortgage Acceptance Corp.
7.300% due 10/12/2033		$310	310
Prime Mortgage Trust
5.500% due 06/25/2036		1,986	1,552
RBSCF Trust
6.099% due 02/16/2051		2,500	2,548
Residential Accredit Loans, Inc.
0.507% due 01/25/2037		9,974	5,655
0.527% due 06/25/2046		1,537	640
0.557% due 04/25/2046		1,583	653
0.597% due 02/25/2036		897	482
0.647% due 08/25/2035		213	127
0.747% due 03/25/2033		306	273
0.747% due 10/25/2045		759	404
3.004% due 03/25/2035		2,342	1,604
3.341% due 02/25/2035		3,720	2,525
5.911% due 01/25/2036		540	304
Residential Asset Securitization Trust
0.747% due 05/25/2033		234	205
0.747% due 01/25/2046		5,003	2,255
5.500% due 07/25/2035		345	264
5.500% due 09/25/2035		754	580
5.500% due 12/25/2035		1,121	889
5.750% due 02/25/2036		3,176	2,224
6.000% due 07/25/2037		3,500	2,550
6.250% due 07/25/2036		12,379	7,602
Residential Funding Mortgage Securities I
4.154% due 09/25/2036		146	93
5.066% due 09/25/2035		58	42
5.500% due 11/25/2035		10,673	8,923
5.654% due 02/25/2036		2,015	1,456
6.000% due 10/25/2036		3,300	2,715
6.500% due 03/25/2032		13	13

Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035	58	30
2.567% due 04/25/2034	187	159
2.744% due 02/25/2034	94	87
2.768% due 01/25/2035	425	318
4.540% due 08/25/2035	88	71
5.210% due 09/25/2034	315	288
5.877% due 04/25/2036	3,147	2,194
Structured Asset Mortgage Investments, Inc.
0.417% due 08/25/2036	11	11
0.447% due 09/25/2047	17	17
0.537% due 07/25/2046	259	145
0.557% due 04/25/2036	857	437
0.557% due 08/25/2036	997	550
0.567% due 05/25/2036	2,513	1,338
0.598% due 07/19/2035	288	254
0.627% due 02/25/2036	287	159
0.698% due 03/19/2034	16	14
0.928% due 07/19/2034	47	40
Structured Asset Securities Corp.
0.397% due 05/25/2036	7	7
2.241% due 01/25/2032	257	257
3.051% due 10/25/2035	764	602
4.320% due 12/25/2034	1,134	1,129
4.740% due 12/25/2034	1,456	1,390
TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	16	15
Thornburg Mortgage Securities Trust
0.443% due 03/25/2037	1,186	1,155
0.457% due 11/25/2046	1,185	1,141
0.467% due 10/25/2046	1,849	1,805
0.473% due 06/25/2037	56	52
TIAA Seasoned Commercial Mortgage Trust
6.071% due 08/15/2039	1,800	1,697
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	162	147
4.782% due 03/15/2042	293	293
5.275% due 11/15/2048	2,000	2,050
5.308% due 11/15/2048	900	934
5.572% due 10/15/2048	1,700	1,762
Wachovia Mortgage Loan Trust LLC
6.042% due 03/20/2037	2,555	2,224
WaMu Mortgage Pass-Through Certificates
0.607% due 11/25/2045	110	86
0.617% due 12/25/2045	55	42
0.657% due 01/25/2045	161	122
0.667% due 07/25/2045	39	31
0.667% due 08/25/2045	574	449
0.887% due 12/25/2027	1,892	1,705
1.121% due 02/25/2047	259	150
1.151% due 01/25/2047	131	79
1.171% due 06/25/2047	723	198
1.231% due 12/25/2046	820	525
1.241% due 12/25/2046	6,910	4,082
1.392% due 06/25/2046	838	539
1.621% due 11/25/2042	53	46
2.386% due 03/25/2033	271	252
2.700% due 06/25/2033	560	538
2.830% due 10/25/2034	1,250	1,200
3.109% due 02/27/2034	968	951
3.359% due 08/25/2046	2,343	1,558
3.359% due 09/25/2046	621	440
3.359% due 10/25/2046	446	290
3.359% due 11/25/2046	1,313	859

5.197% due 01/25/2036		3,560	2,835
5.252% due 03/25/2037		1,719	1,418
5.338% due 02/25/2037		990	733
5.544% due 11/25/2036		5,260	4,088
5.574% due 02/25/2037		1,212	888
5.618% due 06/25/2037		7,720	5,974
5.693% due 10/25/2036		180	140
5.737% due 07/25/2037		1,640	1,126
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.361% due 07/25/2046		206	95
Wells Fargo Mortgage-Backed Securities Trust
2.921% due 07/25/2035		19	19
2.926% due 06/25/2035		1,191	1,133
2.968% due 09/25/2034		4,809	2,655
2.969% due 12/25/2034		1,056	988
2.969% due 03/25/2035		1,563	1,433
4.420% due 04/25/2036		5,989	5,700
4.598% due 06/25/2035		1,188	1,184
4.622% due 09/25/2033		4,692	4,787
4.676% due 12/25/2033		29	29
4.807% due 03/25/2036		7,084	6,059
4.886% due 01/25/2035		739	720
5.000% due 11/25/2036		1,181	1,123
5.500% due 03/25/2036		1,435	1,253
5.516% due 05/25/2036		1,964	1,627
6.000% due 03/25/2037		10,500	8,835
6.000% due 04/25/2037		7,600	6,509
6.000% due 07/25/2037		4,000	3,217
Windermere CMBS PLC
0.870% due 08/22/2016	EUR	20,500	21,131

Total Mortgage-Backed Securities (Cost $534,332)			558,396

ASSET-BACKED SECURITIES 1.8%
Accredited Mortgage Loan Trust
0.397% due 02/25/2037		$9	9
Ally Auto Receivables Trust
1.320% due 03/15/2012		2,898	2,905
Ameriquest Mortgage Securities, Inc.
5.325% due 11/25/2035		1,365	1,360
Amortizing Residential Collateral Trust
0.927% due 07/25/2032		6	5
1.047% due 10/25/2031		905	768
Argent Securities, Inc.
0.547% due 10/25/2035		79	71
Asset-Backed Funding Certificates
0.697% due 06/25/2034		388	300
1.468% due 12/25/2032		1,756	1,482
Bayview Financial Acquisition Trust
5.638% due 11/28/2036		810	714
Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036		28	26
0.677% due 01/25/2036		47	46
0.697% due 09/25/2034		21	21
0.847% due 11/25/2042		26	22
5.500% due 08/25/2036		2,663	1,500
Bear Stearns Second Lien Trust
0.567% due 12/25/2036		2,603	2,040
Carrington Mortgage Loan Trust
0.397% due 12/25/2036		35	31
0.397% due 01/25/2037		223	213
0.447% due 06/25/2037		154	137
0.507% due 01/25/2036		85	83

Chase Issuance Trust
0.750% due 09/17/2012	16,000	16,009
0.800% due 09/17/2012	37,700	37,726
Citicorp Residential Mortgage Securities, Inc.
5.540% due 03/25/2037	709	702
Citigroup Mortgage Loan Trust, Inc.
0.407% due 05/25/2037	32	29
0.407% due 07/25/2045	142	109
0.447% due 10/25/2036	167	165
0.507% due 12/25/2036	4,675	1,707
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	113	111
0.397% due 06/25/2047	349	337
0.447% due 09/25/2037	168	158
0.457% due 10/25/2046	174	171
0.507% due 02/25/2036	2	2
0.687% due 12/25/2036	828	374
0.827% due 12/25/2031	2	1
0.947% due 04/25/2035	1,361	1,352
5.683% due 10/25/2046	6,163	5,859
5.689% due 10/25/2046	4,670	3,038
Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032	9	7
Credit-Based Asset Servicing & Securitization LLC
5.419% due 03/25/2037	1,900	785
5.821% due 01/25/2037	2,000	912
5.844% due 04/25/2037	182	182
6.280% due 05/25/2035	2,431	2,280
Delta Funding Home Equity Loan Trust
7.790% due 05/25/2030	1,302	1,306
First NLC Trust
0.417% due 08/25/2037	45	30
Ford Credit Auto Owner Trust
1.210% due 01/15/2012	2,898	2,901
Fremont Home Loan Trust
0.397% due 10/25/2036	19	19
0.407% due 01/25/2037	30	26
GSAA Trust
4.999% due 09/25/2035	2,545	2,266
Home Equity Mortgage Trust
5.367% due 07/25/2036	441	95
HSBC Home Equity Loan Trust
0.638% due 01/20/2034	3,378	3,076
0.658% due 01/20/2035	54	48
5.690% due 07/20/2036	1,000	1,022
HSI Asset Securitization Corp. Trust
0.397% due 10/25/2036	53	42
0.407% due 05/25/2037	98	94
IXIS Real Estate Capital Trust
0.577% due 01/25/2037	7,000	2,628
JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036	7	7
0.407% due 03/25/2047	36	26
0.427% due 08/25/2036	5	1
0.487% due 10/25/2036	12,500	4,289
5.830% due 07/25/2036	9,000	4,715
Lehman XS Trust
0.427% due 11/25/2046	92	91
0.497% due 04/25/2037	196	139

Long Beach Mortgage Loan Trust
0.507% due 09/25/2036	3,880	1,254
0.627% due 10/25/2034	588	502
0.647% due 02/25/2036	2,890	968
0.687% due 01/25/2046	5,000	1,875
MASTR Asset-Backed Securities Trust
0.397% due 11/25/2036	213	153
0.407% due 11/25/2036	73	73
Merit Securities Corp.
6.690% due 07/28/2033	2,321	2,523
Merrill Lynch First Franklin Mortgage Loan Trust
0.597% due 04/25/2037	12,500	5,902
Merrill Lynch Mortgage Investors, Inc.
0.417% due 07/25/2037	130	127
5.450% due 02/25/2037	2,006	539
Morgan Stanley ABS Capital I
0.397% due 11/25/2036	449	445
0.587% due 06/25/2036	2,000	698
1.397% due 09/25/2033	3,312	2,397
Morgan Stanley IXIS Real Estate Capital Trust
0.397% due 11/25/2036	2	2
Nationstar Home Mortgage LLC
3.847% due 07/25/2034	131	13
Option One Mortgage Loan Trust
0.477% due 07/25/2037	1,900	818
5.599% due 01/25/2037	9,000	8,117
Ownit Mortgage Loan Asset-Backed Certificates
5.290% due 12/25/2036	1,737	1,071
Park Place Securities, Inc.
0.607% due 09/25/2035	46	41
Popular ABS Mortgage Pass-Through Trust
4.620% due 04/25/2035	281	280
Renaissance Home Equity Loan Trust
0.847% due 12/25/2033	50	41
6.212% due 09/25/2037	8,000	5,304
Residential Asset Mortgage Products, Inc.
0.617% due 09/25/2035	1,705	1,678
0.907% due 06/25/2032	8	6
Residential Asset Securities Corp.
5.010% due 04/25/2033	4,101	3,429
6.228% due 04/25/2032	1,334	1,321
7.279% due 04/25/2032	637	540
Restructured Asset Securities
4.000% due 12/15/2030	2,053	2,023
SBI HELOC Trust
0.517% due 08/25/2036	40	39
Securitized Asset-Backed Receivables LLC Trust
0.477% due 05/25/2037	524	388
SLM Student Loan Trust
0.316% due 10/25/2016	688	687
1.616% due 01/25/2018	3,525	3,638
1.816% due 04/25/2023	2,386	2,469
Soundview Home Equity Loan Trust
0.407% due 11/25/2036	181	93
0.427% due 06/25/2037	31	25
0.627% due 10/25/2036	13,000	5,206
Specialty Underwriting & Residential Finance
0.497% due 09/25/2037	6,700	2,301
Structured Asset Investment Loan Trust
0.397% due 07/25/2036	5	5

Structured Asset Securities Corp.
0.397% due 10/25/2036		39	38
0.587% due 08/25/2035		87	83
0.637% due 01/25/2033		10	9
4.440% due 02/25/2035		272	265
Terwin Mortgage Trust
0.817% due 12/25/2034		167	119
4.650% due 07/25/2036		347	344
4.761% due 09/25/2036		610	598
4.849% due 08/25/2036		713	638
USAA Auto Owner Trust
4.980% due 10/15/2012		337	341
WaMu Asset-Backed Certificates
0.497% due 01/25/2037		10,200	3,923
Wells Fargo Home Equity Trust
0.577% due 10/25/2035		128	126

Total Asset-Backed Securities (Cost $164,293)			170,045

SOVEREIGN ISSUES 5.0%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	96,190	48,163
Canada Government Bond
1.000% due 09/01/2011	CAD	273,500	256,736
1.500% due 03/01/2012		138,000	130,111
Qatar Government International Bond
5.250% due 01/20/2020		$25,900	27,195
Republic of Germany
3.750% due 01/04/2019	EUR	600	810

Total Sovereign Issues (Cost $468,458)			463,015

	SHARES
COMMON STOCKS 0.0%
CIT Group, Inc. (c)		58,149	1,969

Total Common Stocks (Cost $631)			1,969

CONVERTIBLE PREFERRED SECURITIES 0.3%
American International Group, Inc.
8.500% due 08/01/2011		51,500	495
PPL Corp.
9.500% due 07/01/2013		488,400	25,251

Total Convertible Preferred Securities (Cost $25,301)			25,746

PREFERRED STOCKS 0.1%
Citigroup, Inc.
6.150% due 12/15/2012		465,000	7,599
Fannie Mae
8.250% due 12/31/2049		8,000	2

Total Preferred Stocks (Cost $8,016)			7,601

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.6%
COMMERCIAL PAPER 0.2%
Metropolitan Life Global Funding I
1.139% due 09/17/2010		$20,200	20,216

REPURCHASE AGREEMENTS 2.0%
Citigroup Global Markets, Inc.
0.050% due 07/01/2010	185,000	185,000

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $188,927. Repurchase proceeds are $185,000.)
U.S. TREASURY BILLS 11.4%
0.222% due 07/01/2010 - 11/18/2010 (d)(h)(i)(j)(l)	1,053,795	1,052,020

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 0.0%
	15,466	155

Total Short-Term Instruments (Cost $1,258,276)		1,257,391

Total Investments 107.8% (Cost $9,726,334)		$9,981,988
Written Options (n) (0.3%) (Premiums $13,889)		(29,345)
Other Assets and Liabilities (Net) (7.5%)		(693,445)

Net Assets 100.0%		$9,259,198

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield.

(e)	Security becomes interest bearing at a future date.

(f)	Principal amount of security is adjusted for inflation.

(g)	Affiliated to the Fund.

(h)	Securities with an aggregate market value of $1,119 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(i)	Securities with an aggregate market value of $24,871 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(j)	Securities with an aggregate market value of $25,411 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.

(k)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $56,756 at a weighted average interest rate of 0.052%. On June 30, 2010, securities valued at $93,780 were pledged as collateral for reverse repurchase agreements.

(l)	Securities with an aggregate market value of $34,569 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	435	$228
90-Day Euribor June Futures	Long	06/2011	38	70
90-Day Euribor September Futures	Long	09/2010	2,748	94
90-Day Eurodollar December Futures	Long	12/2010	703	404
90-Day Eurodollar September Futures	Long	09/2010	12,021	10,242
Japan Government 10-Year Bond September Futures	Short	09/2010	56	(699)
U.S. Treasury 2-Year Note September Futures	Short	09/2010	30	(19)
U.S. Treasury 5-Year Note September Futures	Short	09/2010	5,807	(6,669)
U.S. Treasury 10-Year Note September Futures	Short	09/2010	4,526	(10,961)
U.S. Treasury 30-Year Bond September Futures	Short	09/2010	546	(2,657)

				$(9,967)

(m)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	RBS	(1.950%	)	04/15/2020	$3,000	$1,315	$915	$400

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BOA	(1.510%	)	12/20/2018	4.109%		$1,700	$271	$0	$271
Altria Group, Inc.	BNP	(1.000%	)	12/20/2018	1.953%		4,100	271	(66)	337
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.984%		5,000	237	0	237
Austria Government Bond	BNP	(1.000%	)	03/20/2015	0.875%		35,900	(212)	(293)	81
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.645%		1,600	57	29	28
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	0.234%		4,600	(365)	0	(365)
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.533%		2,500	16	0	16
BNP Paribas	JPM	(0.660%	)	03/20/2014	1.202%		10,000	191	0	191
British Telecommunications PLC	MSC	(1.360%	)	03/20/2018	1.643%		800	15	0	15
Capital One Financial Corp.	DUB	(1.000%	)	09/20/2017	1.201%		100	1	1	0
CBS Corp.	BCLY	(1.000%	)	06/20/2019	1.528%		5,000	197	456	(259)
Centex Corp.	BNP	(1.000%	)	06/20/2016	1.802%		4,800	204	48	156
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.531%		1,000	20	14	6
CIGNA Corp.	JPM	(1.000%	)	06/20/2019	1.225%		6,500	110	296	(186)
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	2.583%		2,500	(187)	0	(187)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	3.472%		6,900	672	639	33
Devon Energy Corp.	BCLY	(1.050%	)	03/20/2014	0.758%		20,000	(217)	0	(217)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	3.057%		2,500	251	162	89
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	1.208%		500	3	(9)	12
Embarq Corp.	DUB	(1.000%	)	06/20/2013	1.208%		200	1	(4)	5
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.755%		10,700	431	(187)	618
Ingersoll-Rand Co.	BCLY	(0.400%	)	09/20/2013	0.305%		1,200	(4)	0	(4)
Jones Apparel Group, Inc.	BCLY	(5.000%	)	06/20/2014	1.590%		15,000	(1,946)	(154)	(1,792)
KB Home	BNP	(1.000%	)	03/20/2015	5.606%		1,200	215	50	165
KB Home	BOA	(1.000%	)	06/20/2018	5.968%		1,300	347	63	284
Lloyds Banking Group PLC	MSC	(3.000%	)	06/20/2020	3.604%	EUR	10,000	539	(190)	729
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	03/20/2013	1.511%		$9,200	122	63	59
Macy’s Retail Holdings, Inc.	RBS	(1.000%	)	12/20/2016	2.193%		7,600	507	359	148
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	1.275%		2,000	26	(47)	73
Masco Corp.	GSC	(1.000%	)	03/20/2017	2.750%		2,500	246	224	22
Masco Corp.	JPM	(1.000%	)	06/20/2015	2.586%		3,000	211	139	72
Masco Corp.	UBS	(4.650%	)	12/20/2016	2.778%		5,000	(518)	0	(518)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.718%		5,000	29	0	29
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.655%		2,500	108	22	86
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	2.771%		4,900	61	49	12
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	1.544%		3,400	(300)	0	(300)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.667%		6,000	(46)	0	(46)
ProLogis	CITI	(1.000%	)	06/20/2012	3.063%		2,000	78	43	35
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	0.852%		1,000	(10)	(11)	1
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.447%		4,000	119	59	60
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.778%		5,000	(137)	0	(137)
Sara Lee Corp.	BNP	(0.640%	)	09/20/2013	0.512%		1,200	(5)	0	(5)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.898%		16,100	(123)	0	(123)
Sempra Energy	CITI	(1.000%	)	06/20/2016	1.112%		7,000	41	(88)	129
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	4.463%		6,300	1,187	617	570
Staples, Inc.	BOA	(3.750%	)	03/20/2014	0.916%		6,000	(620)	0	(620)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	1.171%		2,100	(160)	(64)	(96)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	1.412%		2,000	(193)	(96)	(97)
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	1.114%		4,000	34	48	(14)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.463%		1,400	23	0	23
Toll Brothers Finance Corp.	BNP	(1.000%	)	12/20/2017	2.204%		2,000	151	109	42
Transocean, Inc.	BCLY	(1.000%	)	06/20/2011	7.770%		6,400	391	43	348
Transocean, Inc.	GSC	(1.000%	)	03/20/2011	8.440%		21,200	1,075	421	654
Transocean, Inc.	GSC	(1.000%	)	03/20/2012	6.915%		5,000	450	129	321
UBS AG	BCLY	(2.350%	)	03/20/2014	1.427%	EUR	800	(33)	0	(33)
Whirlpool Corp.	CITI	(1.000%	)	06/20/2014	1.051%		$5,000	8	354	(346)
Wyeth	BCLY	(0.390%	)	09/20/2013	0.125%		1,000	(9)	0	(9)

								$3,831	$3,228	$603

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BCLY	1.000%	06/20/2012	6.786%	EUR	2,900	$(354)	$(319)	$(35)
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	5.604%		4,300	(868)	(647)	(221)
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	6.737%		$500	(32)	(36)	4
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%		1,300	(84)	(93)	9
BP Capital Markets PLC	CITI	5.000%	06/20/2015	5.604%		900	(18)	16	(34)
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	5.604%		9,700	(196)	149	(345)
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%		7,800	(143)	(202)	59
BP Capital Markets PLC	GSC	5.000%	06/20/2015	5.604%		10,100	(204)	50	(254)
BP Capital Markets PLC	GSC	5.000%	09/20/2015	5.528%		3,700	(67)	62	(129)
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	6.737%		2,300	(149)	(169)	20
BP Capital Markets PLC	JPM	5.000%	09/20/2011	6.737%		900	(16)	(23)	7
BP Capital Markets PLC	JPM	5.000%	06/20/2015	5.604%		4,800	(97)	71	(168)
Egypt Government International Bond	BCLY	1.000%	06/20/2015	2.158%		18,700	(983)	(1,371)	388
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.158%		17,000	(894)	(1,208)	314
Egypt Government International Bond	DUB	1.000%	06/20/2015	2.158%		8,800	(463)	(643)	180
General Electric Capital Corp.	DUB	1.000%	03/20/2016	2.108%		400	(22)	(30)	8
Goldman Sachs Group, Inc.	BCLY	1.000%	06/20/2011	1.730%		44,400	(301)	(127)	(174)
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.929%		50,000	182	562	(380)
Japan Government International Bond	BOA	1.000%	06/20/2015	0.929%		25,000	91	287	(196)
Japan Government International Bond	DUB	1.000%	06/20/2015	0.929%		25,000	91	275	(184)
Japan Government International Bond	GSC	1.000%	06/20/2015	0.929%		99,900	364	1,480	(1,116)
Japan Government International Bond	JPM	1.000%	06/20/2015	0.929%		10,000	36	145	(109)
Japan Government International Bond	RBS	1.000%	06/20/2015	0.929%		20,000	73	322	(249)
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.410%		28,100	(104)	(81)	(23)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%		23,500	(29)	(48)	19
SLM Corp.	DUB	5.000%	09/20/2010	3.006%		4,700	28	(399)	427
Sprint Nextel Corp.	GSC	5.000%	09/20/2010	0.843%		11,700	127	144	(17)

							$(4,032)	$(1,833)	$(2,199)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	BOA	(5.000%	)	06/20/2014		$86,856	$1,390	$5,429	$(4,039)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014		94,000	1,505	3,496	(1,991)
CDX.HY-13 5-Year Index	CITI	(5.000%	)	12/20/2014		118,800	3,566	297	3,269
CDX.HY-14 5-Year Index	CITI	(5.000%	)	06/20/2015		182,100	9,726	1,356	8,370
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		71,821	130	1,233	(1,103)
CDX.IG-13 5-Year Index	BOA	(1.000%	)	12/20/2014		300,000	1,272	(1,889)	3,161
CDX.IG-13 5-Year Index	MSC	(1.000%	)	12/20/2014		184,000	780	(1,458)	2,238
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015		132,200	1,127	1,349	(222)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015		62,900	536	657	(121)
CMBX.NA AAA 3 Index	GSC	(0.080%	)	12/13/2049		76,900	9,243	10,862	(1,619)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051		126,200	16,898	19,145	(2,247)
iTraxx Europe 12 Index	GSC	(1.000%	)	12/20/2014	EUR	25,600	305	(447)	752

							$46,478	$40,030	$6,448

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE PENAAA 06-2 Index	CSFB	0.110%	05/25/2046	$488	$(119)	$(185)	$66
ABX.HE PENAAA 07-1 Index	BCLY	0.090%	08/25/2037	2,096	(995)	(1,352)	357
ABX.HE PENAAA 07-1 Index	CSFB	0.090%	08/25/2037	799	(379)	(515)	136
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	578	(30)	(46)	16

					$(1,523)	$(2,098)	$575

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month EUR-LIBOR less 0.240% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	12/10/2012	DUB	$26,751	EUR 19,700	$2,662	$32	$2,630

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC	BRL	189,500	$316	$(514)	$830
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		117,900	563	88	475
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		127,500	779	14	765
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		214,000	922	(39)	961
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		157,100	850	222	628
Pay	1-Year BRL-CDI	12.610%	01/02/2013	RBS		89,700	563	0	563
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		290,800	150	(354)	504
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		59,700	176	126	50
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		22,400	236	128	108
Pay	28-Day MXN TIIE	8.450%	06/03/2019	MSC	MXN	400,600	2,678	106	2,572

							$7,233	$(223)	$7,456

(n)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/27/2010	2,030	$1,422	$6,282
Call - CBOT U.S. Treasury 10-Year Note September Futures	122.000	08/27/2010	2,414	1,185	4,110
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/27/2010	2,030	1,210	91
Put - CME 1-Year Mid-Curve Eurodollar September Futures	97.375	09/10/2010	2,363	763	15

				$4,580	$10,498

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	$188,800	$906	$7,586
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	188,800	1,284	6
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	27,600	73	712
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	27,600	224	3
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	18,300	74	472
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	18,300	155	2
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	10,100	29	236
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	53,700	506	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	12,800	70	363
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	12,800	104	11
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,000	12	94
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,000	40	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	75,700	462	2,149
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	75,700	727	67
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	25,400	68	594
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	28,500	195	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	15,800	103	407
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	15,800	126	2
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	25,400	218	1,020
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	25,400	107	1
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	20,800	109	3
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	109,400	659	46
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	4,300	18	101
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	4,300	20	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	25,600	186	9
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	70,400	416	1,998
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	38,100	381	33

							$7,272	$15,916

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR	80,800	$321	$37
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.400%	09/15/2010		80,800	364	908
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.800%	09/15/2010		133,000	439	61
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.400%	09/15/2010		133,000	667	1,873
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010		$60,000	84	2
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010		60,000	162	50

							$2,037	$2,931

(o)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
United Airlines, Inc.	1.000%	05/07/2024	12/02/2009	$40	$70	0.00%

(p)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2040	$251,000	$248,409	$254,294
Fannie Mae	4.500%	07/01/2040	294,000	300,862	304,796
Fannie Mae	5.000%	07/01/2025	6,000	6,386	6,401
Fannie Mae	5.000%	04/01/2040	410,000	422,150	437,455
Fannie Mae	5.000%	05/01/2040	6,000	6,188	6,359
Fannie Mae	5.000%	07/01/2040	617,000	648,415	652,863
Fannie Mae	5.000%	12/01/2040	1,763,000	1,857,026	1,858,863
Fannie Mae	5.500%	07/01/2040	222,000	237,619	238,303
Fannie Mae	5.500%	08/01/2040	670,000	717,324	716,900
Fannie Mae	6.000%	07/01/2040	83,000	89,455	90,029
Fannie Mae	6.000%	08/01/2040	41,000	44,370	44,357
Freddie Mac	5.000%	07/01/2040	125,000	131,061	132,168
Ginnie Mae	5.500%	07/01/2040	3,000	3,225	3,241

				$4,712,490	$4,746,029

(q)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,632	07/2010	JPM	$105	$0	$105
Buy	BRL	91,688	08/2010	HSBC	316	0	316
Sell		95,089	08/2010	HSBC	0	(2,560)	(2,560)
Sell		25,870	08/2010	MSC	0	(840)	(840)
Buy	CAD	510	07/2010	CITI	0	(19)	(19)
Sell		273,500	07/2010	CSFB	8,641	0	8,641
Sell		2,348	07/2010	HSBC	6	0	6
Sell		141,009	07/2010	UBS	7,743	0	7,743
Buy	CNY	7	11/2010	BCLY	0	0	0
Sell		252,973	11/2010	BCLY	337	0	337
Sell		109,047	11/2010	BOA	128	0	128
Sell		132,253	11/2010	CITI	194	0	194
Buy		216,485	11/2010	DUB	0	(582)	(582)
Sell		110,927	11/2010	DUB	128	0	128
Buy		93,717	11/2010	GSC	0	(291)	(291)
Buy		372,703	11/2010	JPM	0	(1,072)	(1,072)
Sell		123,390	11/2010	JPM	168	0	168
Buy		86,058	11/2010	MSC	0	(231)	(231)
Sell		40,379	11/2010	UBS	39	0	39
Buy		134,220	01/2011	BCLY	0	(115)	(115)
Sell		428,000	01/2011	BCLY	0	(330)	(330)
Buy		293,780	01/2011	JPM	0	(454)	(454)
Buy		178,082	04/2011	CITI	0	(365)	(365)
Buy		119,690	04/2011	HSBC	0	(255)	(255)
Buy		716,375	04/2011	JPM	526	(764)	(238)
Sell		93,296	04/2011	JPM	0	(98)	(98)
Buy		42,291	06/2011	HSBC	0	(31)	(31)
Buy		149,417	02/2012	BCLY	0	(482)	(482)
Buy		104,632	02/2012	BOA	0	(319)	(319)
Buy		227,085	02/2012	CITI	0	(748)	(748)
Buy		106,414	02/2012	DUB	0	(332)	(332)
Buy		118,413	02/2012	JPM	0	(388)	(388)
Buy		40,379	02/2012	UBS	0	(130)	(130)
Buy	EUR	941	07/2010	BCLY	0	(4)	(4)
Sell		43,191	07/2010	BNP	4,650	0	4,650
Sell		18,116	07/2010	BOA	191	0	191
Sell		8,887	07/2010	CITI	320	0	320
Buy		18,480	07/2010	RBC	0	(521)	(521)
Sell		11,604	07/2010	RBC	327	0	327
Buy		41,736	07/2010	RBS	0	(632)	(632)
Sell		17,072	07/2010	RBS	61	(36)	25
Sell		156,893	08/2010	CITI	1,782	0	1,782
Sell	GBP	83,646	09/2010	BOA	0	(1,004)	(1,004)
Sell	JPY	2,195,330	07/2010	BOA	0	(855)	(855)
Sell		137,336	07/2010	CITI	0	(4)	(4)
Sell		99,022	07/2010	CSFB	0	(36)	(36)
Buy	KRW	55,483,179	07/2010	BCLY	508	(65)	443
Sell		55,087,883	07/2010	BCLY	687	(139)	548
Sell		57,355,900	07/2010	CITI	869	0	869
Buy		4,939,950	07/2010	DUB	0	(124)	(124)
Buy		72,087,650	07/2010	HSBC	424	(3,583)	(3,159)
Buy		4,203,804	07/2010	MSC	2	(115)	(113)
Sell		24,270,800	07/2010	RBS	136	0	136
Buy		9,823,109	08/2010	MSC	0	(320)	(320)
Sell		4,758,841	08/2010	RBS	162	0	162
Buy		60,211,797	11/2010	BCLY	134	(887)	(753)
Sell		3,773,251	11/2010	BCLY	109	0	109
Buy		622,423	11/2010	BOA	0	(19)	(19)
Buy		62,783,867	11/2010	CITI	0	(1,109)	(1,109)
Sell		3,682,800	11/2010	CITI	108	0	108
Buy		581,300	11/2010	DUB	0	(26)	(26)
Buy		304,980	11/2010	GSC	0	(11)	(11)
Buy		2,422,956	11/2010	JPM	0	(133)	(133)
Buy		1,151,100	11/2010	MSC	0	(61)	(61)
Buy		24,270,800	11/2010	RBS	0	(132)	(132)
Sell		5,618,464	11/2010	RBS	174	0	174
Buy	MXN	22,663	09/2010	CITI	12	(7)	5
Buy		4,434	09/2010	DUB	0	(12)	(12)
Buy		10,814	09/2010	HSBC	0	(10)	(10)
Sell		65,251	09/2010	MSC	18	0	18
Buy	TWD	25,156	10/2010	BCLY	0	(16)	(16)
Buy		74,653	10/2010	CITI	0	(42)	(42)
Buy		425,694	10/2010	GSC	0	(12)	(12)
Buy		266,354	01/2011	DUB	0	(168)	(168)
Buy		163,076	01/2011	JPM	0	(16)	(16)
Buy		251,027	01/2011	MSC	0	(64)	(64)
Buy		135,948	01/2011	UBS	2	0	2

					$29,007	$(20,569)	$8,438

(r)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$76,117	$0	$76,117
Corporate Bonds & Notes	0	2,315,466	70	2,315,536
Convertible Bonds & Notes	0	49,771	0	49,771
Municipal Bonds & Notes	0	395,947	0	395,947
U.S. Government Agencies	0	1,450,830	129,394	1,580,224
U.S. Treasury Obligations	0	3,080,230	0	3,080,230
Mortgage-Backed Securities	0	555,848	2,548	558,396
Asset-Backed Securities	0	170,045	0	170,045
Sovereign Issues	0	463,015	0	463,015
Common Stocks	1,969	0	0	1,969
Convertible Preferred Securities	495	25,251	0	25,746
Preferred Stocks	2	7,599	0	7,601
Short-Term Instruments	155	1,257,236	0	1,257,391

Investments, at value	$2,621	$9,847,355	$132,012	$9,981,988
Short Sales, at value	$0	$(4,308,574)	$(437,455)	$(4,746,029)
Financial Derivative Instruments (3)	$(9,967)	$(2,463)	$(2,531)	$(14,961)

Totals	$(7,346)	$5,536,318	$(307,974)	$5,220,998

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Corporate Bonds & Notes	$70	$0	$0	$0	$0	$0	$0	$70	$0
U.S. Government Agencies	11,200	19,179	28	0	499	101,708	(3,220)	129,394	406
Mortgage-Backed Securities	26,627	2,020	44	(2)	(305)	0	(25,836)	2,548	45

Investments, at value	$37,897	$21,199	$72	$(2)	$194	$101,708	$(29,056)	$132,012	$451
Short Sales, at value	$0	$0	$0	$0	$0	$(437,455)	$0	$(437,455)	$0
Financial Derivative Instruments (3)	$(480)	$(2,037)	$0	$1,020	$(1,034)	$0	$0	$(2,531)	$(494)

Totals	$37,417	$19,162	$72	$1,018	$(840)	$(335,747)	$(29,056)	$(307,974)	$(43)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Unconstrained Tax Managed Bond Fund

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
International Lease Finance Corp.
6.750% due 03/17/2015		$500	$494
7.000% due 03/17/2016		500	493

Total Bank Loan Obligations (Cost $981)			987

CORPORATE BONDS & NOTES 8.8%
BANKING & FINANCE 6.3%
American General Finance Corp.
4.125% due 11/29/2013	EUR	100	97
5.750% due 09/15/2016		$100	78
American International Group, Inc.
8.250% due 08/15/2018		300	305
Banco Santander Chile
2.875% due 11/13/2012		900	894
Barclays Bank PLC
5.200% due 07/10/2014		200	211
BNP Paribas
5.186% due 06/29/2049		100	83
Capital One Capital VI
8.875% due 05/15/2040		200	210
CIT Group, Inc.
7.000% due 05/01/2013		46	44
7.000% due 05/01/2014		69	65
7.000% due 05/01/2015		69	64
7.000% due 05/01/2016		115	105
7.000% due 05/01/2017		161	146
Citigroup, Inc.
6.000% due 08/15/2017		200	208
6.125% due 11/21/2017		200	209
Countrywide Financial Corp.
5.800% due 06/07/2012		300	316
Credit Suisse
3.500% due 03/23/2015		300	303
Ford Motor Credit Co. LLC
9.875% due 08/10/2011		200	211
General Electric Capital Corp.
6.875% due 01/10/2039		150	166
ING Bank NV
1.333% due 03/30/2012		1,800	1,807
JPMorgan Chase & Co.
3.700% due 01/20/2015		800	819
Lloyds TSB Bank PLC
0.861% due 06/09/2011	EUR	100	122
12.000% due 12/29/2049		$1,100	1,107
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		100	103
5.450% due 07/15/2014		500	530
6.400% due 08/28/2017		100	104
6.750% due 05/21/2013	EUR	100	131
Morgan Stanley
5.950% due 12/28/2017		$600	609
Royal Bank of Scotland Group PLC
4.625% due 09/22/2021	EUR	900	840
6.666% due 12/31/2049	CAD	100	61
6.990% due 10/29/2049		$2,050	1,343
7.640% due 03/29/2049		100	58
SLM Corp.
5.375% due 05/15/2014		50	46
WEA Finance LLC
6.750% due 09/02/2019		300	334

			11,729

INDUSTRIALS 1.7%
America Movil SAB de C.V.
6.125% due 03/30/2040	800	841
CVS Pass-Through Trust
7.507% due 01/10/2032	895	1,022
Dow Chemical Co.
8.550% due 05/15/2019	600	736
United Airlines, Inc.
10.400% due 11/01/2016	292	314
Weyerhaeuser Co.
7.375% due 10/01/2019	200	212

		3,125

UTILITIES 0.8%
BP Capital Markets PLC
0.667% due 04/11/2011	400	383
2.750% due 02/27/2012	100	92
3.625% due 05/08/2014	480	411
Sprint Nextel Corp.
8.375% due 08/15/2017	600	603

		1,489

Total Corporate Bonds & Notes (Cost $15,930)		16,343

MUNICIPAL BONDS & NOTES 81.3%
ARIZONA 0.3%
Mesa, Arizona General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 07/01/2018	500	566

CALIFORNIA 20.1%
California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
0.350% due 05/01/2016	2,000	2,000
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2014	3,450	3,865
5.000% due 05/01/2020	3,000	3,400
California State Educational Facilities Authority Revenue Bonds, Series 2000
0.170% due 12/01/2030	1,000	1,000
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.170% due 10/01/2026	190	190
0.170% due 10/01/2036	750	750
California State General Obligation Bonds, Series 2004
0.260% due 05/01/2034	1,000	1,000
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	600	664
7.300% due 10/01/2039	400	417
7.550% due 04/01/2039	100	107
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	1,000	1,051
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	139
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	567

California State Hartnell Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (b)	1,000	479
California State Health Facilities Financing Authority Revenue Bonds, Series 2002
0.100% due 09/01/2025	500	500
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
0.260% due 09/01/2031	1,000	1,000
California State Municipal Finance Authority Revenue Bonds, Series 2010
0.270% due 01/01/2040	1,000	1,000
California State Northern Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,616
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.100% due 11/01/2026	1,700	1,700
Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,311
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	357
Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.170% due 04/01/2033	1,400	1,400
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.250% due 07/01/2031	2,000	2,000
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.100% due 07/01/2034	2,000	2,000
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	557
Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	139
Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.270% due 06/01/2029	975	975
San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,138
Santa Clara, California Revenue Bonds, Series 2008
0.170% due 07/01/2034	2,000	2,000
Santa Clara, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	493
Southern California State Metropolitan Water District Revenue Bonds, Series 2005
0.180% due 07/01/2028	500	500
Southern California State Public Power Authority Revenue Bonds, Series 2008
0.120% due 07/01/2020	660	660
Tustin, California Special Assessment Bonds, Series 1996
0.170% due 09/02/2013	500	500
University of California Regents Medical Center Revenue Bonds, Series 2007
0.130% due 05/15/2032	1,730	1,730

		37,205

COLORADO 4.7%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2008
0.190% due 10/01/2038	1,100	1,100
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.130% due 12/01/2029	2,000	2,000
Denver, Colorado City & County Revenue Bonds, (AGC Insured), Series 2009
0.190% due 11/15/2025	2,000	2,000
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	719
Douglas & Elbert Counties, Colorado School District No. Re-1 General Obligation Bonds, Series 2009
5.250% due 12/15/2021	1,500	1,790
Mesa County, Colorado Valley School District No. 51 General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	1,000	1,121

		8,730

CONNECTICUT 1.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
0.080% due 07/01/2035	1,810	1,810

DISTRICT OF COLUMBIA 0.6%
District of Columbia Revenue Bonds, Series 2007
0.260% due 04/01/2041	100	100
District of Columbia Revenue Bonds, Series 2008
0.190% due 10/01/2038	1,000	1,000

		1,100

FLORIDA 3.2%
Florida State Board of Education General Obligation Notes, Series 2010
5.000% due 06/01/2019	1,000	1,144
Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.270% due 10/01/2034	2,300	2,300
Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.130% due 10/01/2035	500	500
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2018	400	450
Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.150% due 08/01/2022	500	500
Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,116

		6,010

GEORGIA 1.3%
Fulton County, Georgia Development Authority Revenue Notes, Series 2009
5.000% due 06/01/2014	500	556
Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	2,000	1,931

		2,487

HAWAII 0.5%
Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014	250	285
5.000% due 06/01/2017	500	581

		866

IDAHO 1.2%
Power County, Idaho Revenue Bonds, Series 1985
0.130% due 12/01/2010	2,300	2,300

ILLINOIS 3.4%
Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	100	107
Chicago, Illinois General Obligation Bonds, Series 2002
0.190% due 01/01/2037	200	200
Chicago, Illinois Revenue Bonds, Series 2002
0.130% due 01/01/2034	400	400
Chicago, Illinois Waste & Water Revenue Bonds, Series 2008
0.140% due 01/01/2039	1,000	1,000
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,373
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	116
Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014	250	271
Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 2004
5.750% due 06/01/2034	500	572
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,083
McHenry County, Illinois Community High School District No. 156 General Obligation Notes, (FSA Insured), Series 2005
5.000% due 02/01/2014	1,000	1,100

		6,222

INDIANA 0.7%
Indianapolis, Indiana Local Public Improvement
Revenue Bonds, Series 2010
5.966% due 01/15/2030	200	210
Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	559
Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2009
5.000% due 02/01/2015	500	566

		1,335

IOWA 1.0%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,782

KANSAS 0.2%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	397

MASSACHUSETTS 4.2%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.180% due 09/01/2037	295	295
Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,206
Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 2002
5.500% due 08/01/2019	150	181
Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	1,000	1,167
Massachusetts State General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,158
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1995
0.080% due 02/15/2026	1,070	1,070
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1999
0.080% due 11/01/2049	1,400	1,400
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.150% due 12/01/2037	400	400

		7,877

MINNESOTA 0.7%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,248

MISSISSIPPI 0.6%
Mississippi State University Educational Building Corp. Revenue Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/01/2013	1,000	1,095

MISSOURI 1.0%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.170% due 09/01/2030	200	200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.130% due 10/01/2016	1,500	1,500
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.110% due 02/15/2034	195	195

		1,895

NEBRASKA 1.2%
Nebraska State Educational Finance Authority Revenue Bonds, Series 2008
0.140% due 07/01/2035	700	700
Nebraska State Educational Finance Authority Revenue Notes, Series 2005
0.200% due 12/15/2012	1,500	1,500

		2,200

NEW HAMPSHIRE 2.3%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.130% due 07/01/2033	1,100	1,100
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.160% due 06/01/2031	1,500	1,500
0.160% due 06/01/2041	1,700	1,700

		4,300

NEW JERSEY 2.1%
Hamilton, New Jersey General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
4.000% due 08/01/2013	1,000	1,084
New Jersey State Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,764

		3,848

NEW YORK 6.9%
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	506
Long Island, New York Power Authority Revenue Bonds, Series 1998
0.130% due 05/01/2033	500	500
New York City, New York General Obligation Bonds, Series 1993
0.130% due 08/01/2021	600	600
New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,113
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	538
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	125	139
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.130% due 11/01/2022	1,100	1,100
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	559
New York State Dormitory Authority Revenue Bonds, Series 1993
5.500% due 05/15/2013	1,000	1,086
New York State Dormitory Authority Revenue Bonds, Series 2000
0.260% due 07/01/2029	195	195
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	500	526
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	109
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,677
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,164

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	895	995
Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.130% due 12/01/2037	2,000	2,000

		12,807

NORTH CAROLINA 0.9%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2014	300	338
North Carolina State Infrastructure Finance Corp. Certificates of Participation Bonds, (FSA Insured), Series 2006
5.000% due 02/01/2021	500	554
North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	724

		1,616

OHIO 1.3%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	359
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	113
Ohio State Water Development Authority Revenue Bonds, Series 2006
0.150% due 12/01/2033	2,000	2,000

		2,472

OKLAHOMA 2.1%
Oklahoma State Municipal Power Authority Revenue Bonds, (FSA Insured), Series 2010
5.000% due 01/01/2021	1,525	1,704
Oklahoma State Municipal Power Authority Revenue Bonds, Series 2005
0.150% due 01/01/2023	2,285	2,285

		3,989

OREGON 0.3%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 06/15/2018	500	591

PENNSYLVANIA 1.7%
Delaware County, Pennsylvania Authority Revenue Bonds, Series 2008
0.150% due 06/01/2020	1,380	1,380
Geisinger, Pennsylvania Authority Revenue Bonds, Series 2002
0.180% due 11/15/2032	200	200
Pennsylvania State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	586
Pennsylvania State Higher Education Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	725

Pennsylvania State Intergovernmental Cooperative Authority Special Tax Notes, Series 2009
5.000% due 06/15/2014	250	282

		3,173

TENNESSEE 0.3%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	500	508

TEXAS 8.2%
Collin County, Texas General Obligation Bonds, Series 2004
5.000% due 02/15/2015	500	562
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	160
Forth Worth, Texas Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,110
Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	268
San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	581
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.130% due 11/15/2019	580	580
0.130% due 11/15/2033	1,450	1,450
Texas A&M University Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,162
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	810
5.000% due 04/01/2019	1,000	1,153
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	140
Texas State General Obligation Bonds, Series 2010
5.000% due 10/01/2017 (a)	1,500	1,749
Texas State Lone Star College System General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,748
Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	539
Texas State Water Development Board Revenue Bonds, Series 2007
0.150% due 07/15/2019	3,000	3,000
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	116

		15,128

UTAH 0.4%
Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	750	760

VIRGINIA 0.6%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	477
Virginia State College Building Authority Revenue Bonds, Series 2006
0.150% due 02/01/2026	100	100

Virginia State Small Business Financing Authority Revenue Bonds, Series 2008
0.170% due 07/01/2042	600	600

		1,177

WASHINGTON 7.6%
Clark County, Washington Public Utility District No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016 (a)	1,500	1,663
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	264
5.250% due 01/01/2039	500	530
King County, Washington School District No. 411 General Obligation Bonds, (FSA Insured), Series 2001
5.625% due 12/01/2014	1,000	1,165
Seattle, Washington Revenue Notes, Series 2010
5.000% due 02/01/2016	2,500	2,865
5.000% due 02/01/2019	2,500	2,894
Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2017	1,295	1,499
Washington State Energy Northwest Revenue Notes, Series 2010
5.000% due 07/01/2017	1,000	1,158
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,159
Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2013	250	275
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	566

		14,038

WEST VIRGINIA 0.1%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	195	146

WISCONSIN 0.6%
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	143
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	900	926

		1,069

Total Municipal Bonds & Notes (Cost $149,452)		150,747

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
0.467% due 03/25/2034	101	101
1.247% due 04/25/2032	129	132
5.000% due 06/01/2040 - 07/01/2040	3,078	3,258
Freddie Mac
5.000% due 11/15/2024	138	139

Total U.S. Government Agencies (Cost $3,598)		3,630

U.S. TREASURY OBLIGATIONS 4.2%
Treasury Inflation Protected Securities (c)
1.375% due 01/15/2020 (e)		1,915	1,965
U.S. Treasury Bonds
4.500% due 08/15/2039 (e)		63	70
7.250% due 08/15/2022 (e)		3,600	5,020
7.875% due 02/15/2021 (e)		200	286
8.125% due 05/15/2021 (e)		300	438
U.S. Treasury Notes
3.250% due 12/31/2016 (e)		39	41

Total U.S. Treasury Obligations (Cost $7,541)			7,820

MORTGAGE-BACKED SECURITIES 2.6%
Adjustable Rate Mortgage Trust
3.113% due 05/25/2035		182	179
Banc of America Funding Corp.
3.295% due 06/20/2032		126	114
5.978% due 01/20/2047		137	98
Countrywide Alternative Loan Trust
0.428% due 09/20/2046		29	29
Countrywide Home Loan Mortgage Pass-Through Trust
0.512% due 10/25/2033		232	229
3.385% due 08/25/2034		85	60
Credit Suisse First Boston Mortgage Securities Corp.
2.496% due 07/25/2033		81	75
EMF-NL
1.444% due 04/17/2041	EUR	100	101
Eurosail PLC
1.394% due 10/17/2040		146	154
GSR Mortgage Loan Trust
2.576% due 06/25/2034		$148	136
5.750% due 01/25/2037		100	87
MASTR Adjustable Rate Mortgages Trust
2.231% due 05/25/2034		347	313
Mellon Residential Funding Corp.
0.780% due 08/15/2032		1,187	1,012
0.817% due 06/15/2030		294	254
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036		140	107
MLCC Mortgage Investors, Inc.
1.249% due 10/25/2035		70	58
Provident Funding Mortgage Loan Trust
2.820% due 08/25/2033		297	282
Prudential Commercial Mortgage Trust
3.669% due 02/11/2036		437	439
Residential Asset Securitization Trust
6.000% due 07/25/2037		500	364
Structured Asset Mortgage Investments, Inc.
0.598% due 07/19/2035		122	78
WaMu Mortgage Pass-Through Certificates
1.821% due 08/25/2042		85	75
Wells Fargo Mortgage-Backed Securities Trust
4.886% due 01/25/2035		592	576

Total Mortgage-Backed Securities (Cost $4,709)			4,820

ASSET-BACKED SECURITIES 1.9%
Bayview Financial Acquisition Trust
5.402% due 12/28/2035		230	226
Chase Issuance Trust
0.800% due 09/17/2012		600	600

Credit-Based Asset Servicing & Securitization LLC
5.303% due 12/25/2035		1,161	1,121
Ford Credit Auto Owner Trust
2.000% due 12/15/2011		54	54
IXIS Real Estate Capital Trust
0.577% due 01/25/2037		200	75
JPMorgan Mortgage Acquisition Corp.
0.437% due 10/25/2036		137	128
0.487% due 10/25/2036		1,000	343
Option One Mortgage Loan Trust
5.611% due 01/25/2037		1,490	562
Residential Asset Securities Corp.
6.228% due 04/25/2032		38	37
WaMu Asset-Backed Certificates
0.497% due 01/25/2037		1,000	385

Total Asset-Backed Securities (Cost $3,513)			3,531

SOVEREIGN ISSUES 0.7%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,700	851
Qatar Government International Bond
5.250% due 01/20/2020		$500	525

Total Sovereign Issues (Cost $1,326)			1,376

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
American International Group, Inc.
8.500% due 08/01/2011		10,300	99

Total Convertible Preferred Securities (Cost $92)			99

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.9%
REPURCHASE AGREEMENTS 1.3%
State Street Bank and Trust Co.
0.010% due 07/01/2010		$2,408	2,408

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $2,460. Repurchase proceeds are $2,408.)
U.S. TREASURY BILLS 0.2%
0.122% due 07/01/2010		260	260

U.S. TREASURY CASH MANAGEMENT BILLS 0.4%
0.046% due 07/15/2010 (d)		780	780

Total Short-Term Instruments (Cost $3,448)			3,448

Total Investments 104.0% (Cost $190,590)			$192,801
Written Options (g) (0.1%) (Premiums $97)			(192)
Other Assets and Liabilities (Net) (3.9%)			(7,138)

Net Assets 100.0%			$185,471

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Security becomes interest bearing at a future date.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $780 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Securities with an aggregate market value of $512 and cash of $71 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	44	$33
90-Day Euribor June Futures	Long	06/2011	1	2
90-Day Euribor September Futures	Long	09/2010	52	2
90-Day Eurodollar December Futures	Long	12/2010	25	14
90-Day Eurodollar September Futures	Long	09/2010	187	89
Euro-Bund 10-Year Bond September Futures	Short	09/2010	15	(4)
Japan Government 10-Year Bond September Futures	Short	09/2010	1	(12)
U.S. Treasury 10-Year Note September Futures	Long	09/2010	75	78

				$ 202

(f)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Austria Government Bond	BNP	(1.000%	)	03/20/2015	0.875%	$800	$(5)	$(7)	$2
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.898%	100	(1)	0	(1)
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	4.463%	600	112	58	54

							$106	$51	$55

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	6.737%	$100	$(6)	$(7)	$1
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%	100	(2)	(3)	1
BP Capital Markets PLC	DUB	5.000%	06/20/2015	5.604%	200	(4)	7	(11)
BP Capital Markets PLC	GSC	5.000%	06/20/2015	5.604%	100	(2)	(4)	2
BP Capital Markets PLC	GSC	5.000%	09/20/2015	5.528%	100	(1)	2	(3)
BP Capital Markets PLC	JPM	5.000%	06/20/2015	5.604%	300	(6)	3	(9)
Egypt Government International Bond	BCLY	1.000%	06/20/2015	2.158%	200	(10)	(14)	4
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.158%	200	(11)	(14)	3
Egypt Government International Bond	DUB	1.000%	06/20/2015	2.158%	200	(11)	(15)	4
Japan Government International Bond	DUB	1.000%	06/20/2015	0.929%	2,000	7	29	(22)
Japan Government International Bond	GSC	1.000%	06/20/2015	0.929%	1,100	4	18	(14)
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.410%	800	(3)	(2)	(1)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%	1,200	(1)	(2)	1
Russia Government International Bond	CITI	1.000%	12/20/2010	1.003%	200	0	0	0
Russia Government International Bond	DUB	1.000%	12/20/2010	1.003%	100	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	1.003%	400	0	0	0
SLM Corp.	DUB	5.000%	09/20/2010	3.006%	100	0	(9)	9

						$(46)	$(11)	$(35)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-14 5-Year Index	CITI	(5.000%	)	06/20/2015		$1,300	$70	$(4)	$74
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		99	1	2	(1)
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015		2,700	23	28	(5)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015		18,200	155	190	(35)
CMBX.NA AAA 3 Index	GSC	(0.080%	)	12/13/2049		1,700	204	240	(36)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051		2,700	361	409	(48)
iTraxx Europe 12 Index	GSC	(1.000%	)	12/20/2014	EUR	600	7	(10)	17

							$821	$855	$(34)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC	BRL	2,800	$4	$(8)	$12
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		300	2	0	2
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		4,800	21	(1)	22
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		3,200	18	5	13
Pay	1-Year BRL-CDI	12.610%	01/02/2013	RBS		2,300	14	0	14
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		5,100	3	(4)	7
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,400	7	5	2
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		5,800	61	33	28
Receive	3-Month USD-LIBOR	4.000%	06/16/2020	MSC		$13,000	(1,156)	(741)	(415)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		600	(44)	(25)	(19)
Pay	28-Day MXN TIIE	8.450%	06/03/2019	GSC	MXN	6,200	41	1	40

							$(1,029)	$(735)	$(294)

(g)	Written options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$122.000	08/27/2010	57	$28	$97

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$2,100	$13	$1

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR	1,200	$5	$1
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.400%	09/15/2010		1,200	5	13
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.800%	09/15/2010		5,500	18	3
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.400%	09/15/2010		5,500	28	77

							$56	$94

(h)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2040	$8,000	$7,965	$8,105
Fannie Mae	5.000%	04/01/2035	10,000	10,259	10,670
Fannie Mae	5.000%	07/01/2040	34,000	35,725	35,976
Fannie Mae	5.500%	07/01/2040	5,000	5,344	5,367

				$59,293	$60,118

(i)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,209	08/2010	GSC	$1	$0	$1
Buy		225	08/2010	HSBC	3	0	3
Sell		1,486	08/2010	HSBC	0	(40)	(40)
Sell		376	08/2010	MSC	0	(12)	(12)
Sell	CAD	48	07/2010	UBS	3	0	3
Sell	CNY	5,057	11/2010	BCLY	7	0	7
Buy		4,798	11/2010	BOA	0	(13)	(13)
Sell		2,252	11/2010	BOA	3	0	3
Sell		2,746	11/2010	CITI	4	0	4
Sell		2,269	11/2010	DUB	3	0	3
Buy		1,459	11/2010	GSC	0	(4)	(4)
Buy		9,542	11/2010	JPM	0	(27)	(27)
Sell		2,584	11/2010	JPM	3	0	3
Sell		892	11/2010	UBS	1	0	1
Sell		8,243	01/2011	BCLY	0	(6)	(6)
Buy		8,243	01/2011	JPM	0	(13)	(13)
Buy		4,974	04/2011	CITI	0	(10)	(10)
Buy		5,627	04/2011	HSBC	0	(12)	(12)
Buy		12,510	04/2011	JPM	0	(25)	(25)
Sell		5,158	04/2011	JPM	0	(5)	(5)
Buy		1,954	11/2011	DUB	0	(11)	(11)
Buy		3,100	02/2012	BCLY	0	(10)	(10)
Buy		2,160	02/2012	BOA	0	(7)	(7)
Buy		4,529	02/2012	CITI	0	(15)	(15)
Buy		2,177	02/2012	DUB	0	(7)	(7)
Buy		2,480	02/2012	JPM	0	(8)	(8)
Buy		892	02/2012	UBS	0	(3)	(3)
Sell	EUR	4,241	07/2010	CSFB	497	0	497
Buy		388	07/2010	RBC	0	(11)	(11)
Buy		1,295	07/2010	RBS	0	(20)	(20)
Sell	GBP	1,172	09/2010	BOA	0	(14)	(14)
Sell	JPY	2,770	07/2010	BOA	0	(1)	(1)
Sell		1,768	07/2010	CSFB	0	(1)	(1)
Buy	KRW	1,135,750	07/2010	BCLY	11	(1)	10
Sell		496,010	07/2010	BCLY	13	0	13
Sell		1,051,630	07/2010	CITI	16	0	16
Buy		44,406	07/2010	DUB	0	(1)	(1)
Buy		623,250	07/2010	HSBC	9	0	9
Buy		794,553	07/2010	MSC	0	(1)	(1)
Sell		478,920	07/2010	RBS	3	0	3
Buy		88,356	08/2010	MSC	0	(3)	(3)
Buy		535,744	11/2010	BCLY	0	(15)	(15)
Sell		95,400	11/2010	BCLY	3	0	3
Buy		115,461	11/2010	BOA	0	(4)	(4)
Buy		1,329,191	11/2010	CITI	0	(28)	(28)
Sell		93,113	11/2010	CITI	3	0	3
Buy		46,504	11/2010	DUB	0	(2)	(2)
Buy		23,460	11/2010	GSC	0	(1)	(1)
Buy		150,152	11/2010	JPM	0	(7)	(7)
Buy		92,088	11/2010	MSC	0	(5)	(5)
Buy		478,920	11/2010	RBS	0	(3)	(3)
Sell		234,675	11/2010	RBS	7	0	7
Buy	MXN	434	09/2010	DUB	0	0	0
Buy		100	09/2010	HSBC	0	0	0
Sell		897	09/2010	MSC	0	0	0
Buy	TWD	418	10/2010	BCLY	0	0	0
Buy		1,239	10/2010	CITI	0	(1)	(1)
Buy		10,425	10/2010	GSC	0	0	0
Buy		5,041	01/2011	DUB	0	(3)	(3)
Buy		3,086	01/2011	JPM	0	0	0
Buy		4,750	01/2011	MSC	0	(1)	(1)
Buy		2,572	01/2011	UBS	0	0	0

					$590	$(351)	$239

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$987	$0	$987
Corporate Bonds & Notes	0	16,343	0	16,343
Municipal Bonds & Notes
Arizona	0	566	0	566
California	0	37,205	0	37,205
Colorado	0	8,730	0	8,730
Connecticut	0	1,810	0	1,810
District of Columbia	0	1,100	0	1,100
Florida	0	6,010	0	6,010
Georgia	0	2,487	0	2,487
Hawaii	0	866	0	866
Idaho	0	2,300	0	2,300
Illinois	0	6,222	0	6,222
Indiana	0	1,335	0	1,335
Iowa	0	1,782	0	1,782
Kansas	0	397	0	397
Massachusetts	0	7,877	0	7,877
Minnesota	0	1,248	0	1,248
Mississippi	0	1,095	0	1,095
Missouri	0	1,895	0	1,895
Nebraska	0	2,200	0	2,200
New Hampshire	0	4,300	0	4,300
New Jersey	0	3,848	0	3,848
New York	0	12,807	0	12,807
North Carolina	0	1,616	0	1,616
Ohio	0	2,472	0	2,472
Oklahoma	0	3,989	0	3,989
Oregon	0	591	0	591
Pennsylvania	0	3,173	0	3,173
Tennessee	0	508	0	508
Texas	0	15,128	0	15,128
Utah	0	760	0	760
Virginia	0	1,177	0	1,177
Washington	0	14,038	0	14,038
West Virginia	0	146	0	146
Wisconsin	0	1,069	0	1,069
U.S. Government Agencies	0	3,630	0	3,630
U.S. Treasury Obligations	0	7,820	0	7,820
Mortgage-Backed Securities	0	4,820	0	4,820
Asset-Backed Securities	0	3,531	0	3,531
Sovereign Issues	0	1,376	0	1,376
Convertible Preferred Securities	99	0	0	99
Short-Term Instruments	0	3,448	0	3,448

Investments, at value	$99	$192,702	$0	$192,801
Short Sales, at value	$0	$(49,448)	$(10,670)	$(60,118)
Financial Derivative Instruments (3)	$202	$(167)	$(94)	$(59)

Totals	$301	$143,087	$(10,764)	$132,624

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2010:

Category (2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010 (4)
Mortgage-Backed Securities	$104	$0	$0	$0	$(3)	$0	$(101)	$0	$0
Short Sales, at value	$0	$0	$0	$0	$0	$(10,670)	$0	$(10,670)	$0
Financial Derivative Instruments (3)	$(9)	$(56)	$0	$21	$(50)	$0	$0	$(94)	$(38)

Totals	$95	$(56)	$0	$21	$(53)	$(10,670)	$(101)	$(10,764)	$(38)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Asset-Backed Securities Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 4.7%
American International Group, Inc.
5.850% due 01/16/2018 (f)	$3,000	$2,696
Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,379	1,454
CVS Pass-Through Trust
5.880% due 01/10/2028 (f)	1,777	1,829
General Electric Capital Corp.
6.875% due 01/10/2039 (f)	1,000	1,109
Masco Corp.
5.875% due 07/15/2012 (f)	5,000	5,149
Northwest Airlines, Inc.
0.833% due 08/06/2013	1,414	1,037
Preferred Term Securities XIII Ltd.
1.089% due 03/24/2034	2,050	1,261
Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	1,054
Times Square Hotel Trust
8.528% due 08/01/2026 (f)	6,803	6,880
United Airlines, Inc.
6.636% due 07/02/2022 (f)	1,779	1,637

Total Corporate Bonds & Notes (Cost $25,271)		24,106

MUNICIPAL BONDS & NOTES 0.5%
West Virginia State Tobacco Settlement Financing
Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,795	2,831

Total Municipal Bonds & Notes (Cost $3,570)		2,831

U.S. GOVERNMENT AGENCIES 25.9%
Fannie Mae
0.477% due 03/25/2036	323	302
0.587% due 08/25/2031 - 05/25/2032	457	414
0.697% due 12/25/2016 - 11/25/2032	17	17
0.775% due 09/17/2027	7	7
0.797% due 02/25/2033	315	318
0.825% due 06/25/2021 - 10/25/2021	83	84
0.857% due 10/25/2031	63	63
0.875% due 01/25/2020 - 03/25/2022	147	148
0.925% due 12/25/2021	28	28
0.948% due 11/18/2031	23	23
0.997% due 11/25/2031	408	412
1.075% due 04/25/2022	22	22
1.125% due 05/25/2022	46	46
1.225% due 05/25/2018 - 10/25/2020	114	115
1.275% due 08/25/2023	66	67
1.347% due 04/25/2032	41	42
1.375% due 12/25/2023	83	84
1.525% due 10/25/2022 - 09/25/2023	55	56
1.616% due 03/01/2044	14	15
1.618% due 02/01/2033 (f)	527	540
1.621% due 10/01/2044 (f)	187	187
1.627% due 10/01/2044 (f)	60	60
1.750% due 12/25/2023	103	104
1.821% due 11/01/2030 - 10/01/2040 (f)	160	163

1.869% due 06/01/2033 (f)	66	68
1.897% due 09/01/2033	25	26
2.044% due 08/01/2033 (f)	157	163
2.175% due 11/01/2034 (f)	118	122
2.352% due 03/01/2035 (f)	130	134
2.358% due 04/01/2018	14	14
2.392% due 02/01/2035 (f)	62	64
2.406% due 12/01/2033	4	4
2.429% due 11/01/2035	25	25
2.479% due 05/01/2034 (f)	112	117
2.489% due 02/01/2035 (f)	111	115
2.500% due 03/01/2029	18	19
2.500% due 04/01/2032 (f)	82	85
2.501% due 04/01/2033 (f)	64	67
2.502% due 01/01/2035 (f)	62	64
2.525% due 03/01/2033	6	6
2.562% due 08/01/2033 (f)	116	120
2.590% due 05/01/2033 (f)	199	206
2.592% due 11/01/2032 (f)	191	198
2.625% due 09/01/2033	5	5
2.632% due 10/01/2032 (f)	31	33
2.643% due 03/01/2032 (f)	69	71
2.650% due 01/01/2033 (f)	51	53
2.715% due 05/01/2031	13	14
2.756% due 09/01/2033 (f)	30	32
2.795% due 03/01/2035 (f)	53	55
2.800% due 12/25/2021	13	13
2.840% due 11/01/2024 (f)	100	105
2.854% due 09/01/2030 (f)	40	42
2.885% due 05/25/2035	1,238	1,296
2.924% due 11/01/2034	10	11
2.945% due 08/01/2032 (f)	36	38
2.949% due 03/01/2030	19	19
3.021% due 07/01/2033 (f)	67	70
3.028% due 10/01/2034 (f)	28	29
3.109% due 10/01/2026 (f)	135	137
3.109% due 11/01/2040	22	22
3.190% due 03/01/2027 (f)	55	58
3.214% due 05/01/2025 (f)	40	41
3.250% due 09/01/2032	26	27
3.251% due 07/01/2033 (f)	49	52
3.259% due 10/01/2033	17	17
3.306% due 04/01/2034	18	19
3.393% due 09/01/2033 (f)	113	117
3.446% due 09/01/2033 (f)	83	86
3.484% due 06/01/2033 (f)	48	50
3.487% due 07/01/2034 (f)	70	71
3.704% due 06/01/2033 (f)	150	156
3.750% due 09/01/2015 - 12/01/2017 (f)	101	103
3.750% due 10/01/2016 - 01/01/2029	124	125
3.927% due 05/01/2036 (f)	127	129
4.000% due 07/25/2033 - 11/25/2033	96	96
4.097% due 09/01/2033 (f)	70	72
4.151% due 09/01/2033 (f)	111	115
4.220% due 10/01/2031 (f)	53	55
4.250% due 10/01/2027 - 03/25/2033	24	25
4.500% due 01/01/2011 - 05/01/2040 (f)	27,107	28,146
4.500% due 09/25/2018	17	17
4.747% due 03/01/2035 (f)	134	140

4.852% due 07/01/2035 (f)	111	116
4.880% due 02/01/2018	9	9
4.898% due 12/01/2036 (f)	158	165
5.000% due 06/25/2023 - 11/25/2032	508	555
5.005% due 03/01/2019	20	20
5.010% due 11/01/2019	24	24
5.040% due 12/01/2017	12	12
5.099% due 08/01/2035 (f)	155	162
5.145% due 08/01/2018 (f)	31	31
5.155% due 01/01/2015	20	20
5.223% due 12/01/2014	8	8
5.298% due 12/01/2035 (f)	60	63
5.370% due 08/25/2043	780	829
5.438% due 01/01/2037 (f)	88	93
5.500% due 04/25/2017 - 08/01/2040	45,097	48,242
5.500% due 08/01/2018 - 04/01/2019 (f)	1,866	1,942
5.622% due 12/01/2036 (f)	147	156
5.656% due 04/01/2036 (f)	156	167
5.657% due 05/01/2036 (f)	74	79
5.828% due 12/01/2036 (f)	135	143
5.850% due 09/16/2028	18	18
5.993% due 04/01/2036	21	22
6.000% due 03/25/2016	71	75
6.250% due 02/01/2011 (f)	441	442
6.423% due 05/25/2037 (b)	9,028	1,129
6.440% due 07/01/2036 (f)	739	835
6.500% due 06/25/2028	78	86
6.510% due 08/01/2036 (f)	1,051	1,197
6.770% due 01/18/2029	151	156
7.000% due 02/01/2019 (f)	121	133
7.000% due 07/25/2042	12	13
7.500% due 08/25/2021 - 07/25/2022	154	171
7.875% due 11/01/2018	14	16
8.500% due 05/01/2017 - 01/01/2031	125	142
8.500% due 09/01/2022 - 04/01/2032 (f)	255	296
9.375% due 04/01/2016 (f)	117	137
15.225% due 08/25/2021	67	92
Farmer Mac
7.537% due 01/25/2012	289	289
Federal Housing Administration
7.430% due 03/01/2021	4	4
Freddie Mac
0.254% due 05/04/2011 (e)	5,679	5,685
0.351% due 04/01/2011 (e)	20,119	20,147
0.600% due 10/15/2032 - 03/15/2034	78	79
0.607% due 03/09/2011 (e)	350	350
0.607% due 08/25/2031	173	161
0.700% due 12/15/2029	47	47
0.707% due 10/25/2029	2	2
0.800% due 12/15/2031	18	18
0.825% due 02/15/2024	76	76
0.900% due 08/15/2031	85	85
0.925% due 04/15/2022	12	12
1.025% due 03/15/2020	46	46
1.075% due 06/15/2022	47	47
1.232% due 05/15/2023	85	86
1.325% due 02/15/2021	19	19

1.475% due 05/15/2023	27	27
1.621% due 10/25/2044 - 02/25/2045	801	813
1.821% due 07/25/2044	2,022	2,056
1.875% due 02/01/2017	6	6
2.483% due 02/01/2035 (f)	106	109
2.583% due 04/01/2032 (f)	182	190
2.598% due 04/01/2033	12	13
2.606% due 03/01/2034 - 10/01/2034 (f)	213	220
2.613% due 04/01/2034 (f)	83	86
2.617% due 12/01/2033 (f)	187	195
2.619% due 02/01/2035 (f)	171	179
2.662% due 11/01/2034 (f)	170	176
2.705% due 03/01/2028	16	16
2.710% due 10/15/2022	30	30
2.724% due 11/01/2034 (f)	139	144
2.741% due 09/01/2033 (f)	197	204
2.775% due 01/01/2035	26	27
2.807% due 02/01/2035 (f)	107	111
2.841% due 10/01/2033	10	11
2.850% due 02/01/2035 (f)	52	54
2.865% due 03/01/2033	21	22
2.910% due 11/01/2023	8	8
2.920% due 01/01/2035 (f)	88	92
2.925% due 03/01/2030 (f)	47	49
2.961% due 04/01/2032 (f)	128	134
2.991% due 02/01/2026	16	17
3.000% due 03/01/2032 (f)	144	151
3.052% due 02/01/2022	13	13
3.084% due 09/01/2028 (f)	31	32
3.090% due 09/25/2023	867	897
3.105% due 08/01/2029	2	2
3.125% due 08/01/2023 (f)	28	29
3.149% due 01/01/2032	16	17
3.151% due 11/01/2027 (f)	108	112
3.220% due 08/01/2032	9	9
3.243% due 03/01/2025 (f)	79	81
3.245% due 08/01/2030 (f)	91	94
3.972% due 04/01/2035 (f)	188	194
4.000% due 10/15/2033	261	269
4.199% due 01/01/2035 (f)	125	130
4.500% due 08/01/2010 (f)	113	114
4.500% due 08/15/2017 - 11/15/2025	256	263
4.860% due 09/01/2035 (f)	76	79
5.000% due 02/15/2011 - 02/15/2036	800	836
5.045% due 07/01/2037 (f)	100	105
5.111% due 09/01/2035 (f)	39	40
5.442% due 05/01/2026 (f)	39	41
5.451% due 02/01/2036 (f)	77	81
5.500% due 05/15/2036	125	137
5.561% due 04/01/2036 (f)	85	91
5.819% due 08/01/2031 (f)	228	237
6.500% due 10/15/2013 - 07/25/2043	147	161
7.000% due 06/15/2029	100	109
7.500% due 02/15/2023 - 01/15/2031	45	50
8.000% due 03/15/2023	81	81
9.250% due 11/15/2019	13	15
9.500% due 04/15/2020	17	18
16.501% due 09/15/2014	14	15

Ginnie Mae
0.748% due 02/20/2029	4	4
2.875% due 11/20/2031	19	20
3.000% due 01/20/2034 (f)	53	54
3.125% due 10/20/2026 - 10/20/2033 (f)	142	145
3.125% due 12/20/2027	5	5
3.250% due 02/20/2030	3	3
3.250% due 02/20/2030 (f)	146	150
3.375% due 01/20/2023	12	12
3.375% due 01/20/2027 (f)	35	35
3.625% due 09/20/2018 - 09/20/2028	16	17
3.625% due 07/20/2029 - 09/20/2033 (f)	310	319
4.000% due 04/20/2016	12	12
4.375% due 04/20/2017 - 05/20/2032	61	63
4.375% due 06/20/2021 - 05/20/2030 (f)	250	258
4.500% due 05/20/2016 - 04/20/2019	19	19

Total U.S. Government Agencies (Cost $130,716)		132,253

U.S. TREASURY OBLIGATIONS 19.7%
U.S. Treasury Notes
1.000% due 07/31/2011 (g)	621	625
1.000% due 09/30/2011 (e)(f)	5,418	5,456
3.125% due 10/31/2016	90,100	94,591

Total U.S. Treasury Obligations (Cost $99,131)		100,672

MORTGAGE-BACKED SECURITIES 46.2%
American Home Mortgage Assets
0.557% due 10/25/2046	3,413	1,729
1.332% due 11/25/2046	2,315	1,064
American Home Mortgage Investment Trust
2.527% due 02/25/2045	355	321
2.749% due 06/25/2045	262	210
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	215	219
Banc of America Funding Corp.
5.569% due 01/26/2037	359	357
5.978% due 01/20/2047	68	49
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2033	511	484
2.840% due 05/25/2033	338	333
2.875% due 06/25/2034	461	415
3.350% due 12/25/2033	515	490
3.529% due 11/25/2034	357	273
3.619% due 02/25/2033	138	115
4.575% due 11/25/2033	169	165
4.840% due 10/25/2035	3,737	3,154
Bear Stearns Adjustable Rate Mortgage Trust
2.984% due 07/25/2034	3	3
3.046% due 05/25/2034	39	36
3.272% due 05/25/2033	907	572
3.359% due 11/25/2030	32	32
3.398% due 02/25/2033	24	22
3.399% due 02/25/2034	979	822
3.552% due 01/25/2034	254	248
3.561% due 10/25/2034	322	297
3.600% due 04/25/2034	2,165	1,804

3.629% due 08/25/2033	78	76
3.641% due 04/25/2034	293	262
3.903% due 10/25/2034	331	230
4.625% due 10/25/2035	487	430
4.631% due 05/25/2034	109	102
5.370% due 05/25/2047	2,955	2,141
5.664% due 02/25/2036	611	458
Bear Stearns Alt-A Trust
2.480% due 12/25/2033	1,434	1,358
2.728% due 03/25/2035	275	194
2.759% due 05/25/2035	103	80
3.115% due 08/25/2036	1,566	782
4.952% due 02/25/2036	41	20
5.553% due 01/25/2036	1,840	1,050
6.213% due 08/25/2036	4,543	2,912
Bear Stearns Commercial Mortgage Securities
0.459% due 03/15/2019	3,829	3,569
1.000% due 03/15/2019	2,500	1,287
Bear Stearns Mortgage Securities, Inc.
2.755% due 06/25/2030	125	125
Bear Stearns Structured Products, Inc.
1.347% due 03/25/2037	723	647
5.487% due 01/26/2036	2,949	1,864
5.563% due 12/26/2046	1,964	1,298
Bella Vista Mortgage Trust
0.598% due 05/20/2045	133	70
Carey Commercial Mortgage Trust
5.970% due 09/20/2019	930	946
CBA Commercial Small Balance Commercial Mortgage
0.627% due 12/25/2036	666	444
CC Mortgage Funding Corp.
0.740% due 01/25/2035	1,314	556
Chase Commercial Mortgage Securities Corp.
6.650% due 07/15/2032	1,000	986
Chase Mortgage Finance Corp.
5.398% due 01/25/2036	378	146
Citicorp Mortgage Securities, Inc.
2.496% due 11/25/2018	32	32
Citigroup Mortgage Loan Trust, Inc.
0.677% due 12/25/2034	704	592
1.147% due 08/25/2035	560	389
2.820% due 12/25/2035	158	140
3.938% due 08/25/2035	692	600
4.700% due 12/25/2035	422	386
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	452	332
Commercial Mortgage Pass-Through Certificates
0.571% due 02/05/2019	360	317
5.665% due 02/05/2019	3,000	2,772
8.489% due 08/15/2033	1,500	1,495
Community Program Loan Trust
4.500% due 10/01/2018	1,667	1,679
4.500% due 04/01/2029	500	470
Countrywide Alternative Loan Trust
0.428% due 09/20/2046	49	49
0.537% due 09/25/2046	2,096	1,158
0.537% due 11/25/2046	167	89
0.542% due 12/20/2046	7,004	3,462
0.548% due 07/20/2046	3,511	1,369
0.558% due 03/20/2046	1,111	582
0.558% due 07/20/2046	3,059	1,194
0.597% due 05/25/2035	465	219
0.617% due 02/25/2036	417	215
0.627% due 12/25/2035	641	419

0.637% due 11/25/2035	169	88
0.657% due 10/25/2035	240	122
0.667% due 11/20/2035	1,172	673
0.677% due 10/25/2035	201	110
0.747% due 03/25/2034	66	63
0.847% due 05/25/2035	1,557	1,148
0.847% due 09/25/2047	101	15
1.117% due 11/25/2035	7,465	3,925
1.347% due 08/25/2046	4,775	2,406
1.421% due 02/25/2036	1,820	1,044
4.250% due 03/25/2034	617	619
4.250% due 02/25/2035	583	556
5.500% due 08/25/2034	218	212
5.500% due 03/25/2036	203	148
5.750% due 03/25/2037	1,500	979
5.998% due 08/25/2036	496	503
6.000% due 10/25/2032	10	10
6.250% due 08/25/2037	948	623
6.500% due 11/25/2031	530	549
Countrywide Home Loan Mortgage Pass-Through Trust
0.637% due 04/25/2035	160	89
0.647% due 03/25/2035	128	74
0.667% due 03/25/2035	6,330	3,615
0.687% due 02/25/2035	171	111
0.737% due 02/25/2035	427	143
0.747% due 08/25/2018	135	131
0.807% due 09/25/2034	632	197
0.847% due 03/25/2034	73	66
0.887% due 02/25/2035	613	506
2.486% due 06/19/2031	11	10
3.028% due 07/19/2033	323	279
3.205% due 02/20/2035	13	12
3.290% due 05/19/2033	52	50
3.385% due 08/25/2034	627	482
3.400% due 02/19/2034	81	75
3.418% due 04/25/2035	460	108
3.716% due 02/19/2034	58	24
3.827% due 02/25/2034	400	356
4.500% due 10/25/2018	380	383
5.000% due 11/25/2018	211	217
5.250% due 02/20/2036	1,512	1,051
5.500% due 08/25/2033	782	603
Credit Suisse First Boston Mortgage Securities Corp.
2.496% due 07/25/2033	98	91
2.508% due 06/25/2033	849	746
3.030% due 10/25/2033	620	571
3.845% due 12/25/2032	145	114
5.500% due 11/25/2035	1,003	863
5.750% due 04/25/2033	145	145
6.250% due 07/25/2035	1,294	1,132
6.500% due 04/25/2033	55	55
7.000% due 02/25/2033	62	67
Credit Suisse Mortgage Capital Certificates
1.000% due 07/27/2036	1,058	1,030
5.383% due 02/15/2040	500	459
5.430% due 08/27/2037	376	367
5.509% due 04/15/2047	2,000	2,093
Credit-Based Asset Servicing & Securitization LLC
5.970% due 10/25/2036	2,699	2,745
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	475

Downey Savings & Loan Association Mortgage Loan Trust
1.352% due 04/19/2047	1,928	1,133
Drexel Burnham Lambert CMO Trust
1.104% due 05/01/2016	61	62
First Horizon Alternative Mortgage Securities
2.266% due 06/25/2034 (f)	5,239	4,530
2.389% due 03/25/2035	549	384
5.576% due 11/25/2035	4,888	3,319
First Horizon Asset Securities, Inc.
0.847% due 03/25/2018	90	84
2.841% due 07/25/2033	99	98
2.870% due 02/25/2035	458	429
3.125% due 12/27/2032	14	14
First Republic Mortgage Loan Trust
0.700% due 11/15/2031	748	662
0.827% due 06/25/2030	89	83
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	527
6.500% due 05/15/2035	12	12
GMAC Mortgage Corp. Loan Trust
3.448% due 05/25/2035	76	63
5.500% due 09/25/2034	41	41
Greenpoint Mortgage Funding Trust
0.557% due 04/25/2036	602	351
0.567% due 06/25/2045	568	334
0.577% due 06/25/2045	531	320
Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	519	433
Greenwich Capital Acceptance, Inc.
3.267% due 06/25/2024	49	45
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	51
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	484	469
0.721% due 03/06/2020 (f)	4,500	4,000
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	2,061	2,001
8.000% due 09/19/2027	927	951
GSR Mortgage Loan Trust
0.697% due 01/25/2034	88	72
2.849% due 09/25/2035	91	84
2.930% due 09/25/2035	169	164
5.034% due 01/25/2036	1,693	1,476
6.000% due 03/25/2032	1	1
GSRPM Mortgage Loan Trust
1.047% due 01/25/2032	338	305
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	405	404
0.528% due 07/19/2046	2,257	1,277
0.538% due 02/19/2046	1,130	596
0.568% due 05/19/2035	671	398
0.588% due 03/19/2036	805	433
0.698% due 01/19/2035	107	57
0.718% due 02/19/2034	72	60
2.551% due 11/19/2034	92	74
3.302% due 08/19/2034	565	428
3.675% due 06/19/2045	191	97
5.224% due 12/19/2035	102	76
Impac CMB Trust
1.247% due 10/25/2033	648	545

Impac Secured Assets CMN Owner Trust
0.407% due 03/25/2037	502	463
0.697% due 05/25/2036	362	295
0.777% due 08/25/2036	2,680	1,226
1.287% due 11/25/2034	108	87
Indymac ARM Trust
2.463% due 01/25/2032	21	16
Indymac Index Mortgage Loan Trust
0.537% due 09/25/2046	1,588	859
0.557% due 06/25/2047	216	13
0.587% due 04/25/2035	478	294
0.627% due 03/25/2035	387	253
0.647% due 06/25/2037	385	136
0.667% due 02/25/2035	2,009	1,195
1.567% due 09/25/2034	383	213
2.785% due 12/25/2034	2,972	2,181
Indymac Loan Trust
0.567% due 01/25/2011	50	12
JPMorgan Alternative Loan Trust
0.847% due 06/27/2037	12,042	9,846
JPMorgan Chase Commercial Mortgage Securities Corp.
0.800% due 07/15/2019	1,000	752
JPMorgan Mortgage Trust
2.917% due 06/25/2035	520	449
4.860% due 04/25/2035	178	169
5.119% due 10/25/2035	500	348
5.500% due 10/25/2035	236	198
JPMorgan Re-REMIC
1.000% due 07/27/2037	232	227
5.415% due 04/20/2036	899	928
5.730% due 01/27/2047	1,020	1,011
6.000% due 02/27/2037	1,578	1,610
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	35	39
LB Commercial Conduit Mortgage Trust
6.000% due 10/15/2035	1,657	1,662
LB Mortgage Trust
8.443% due 01/20/2017	142	149
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	101
6.058% due 06/15/2020	7	7
MASTR Adjustable Rate Mortgages Trust
0.677% due 12/25/2034	1,448	997
2.326% due 12/25/2033	7	5
4.628% due 01/25/2034	5	3
Mellon Residential Funding Corp.
0.700% due 11/15/2031	57	53
0.817% due 06/15/2030	201	174
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	462
Merrill Lynch Mortgage Investors, Inc.
3.022% due 08/25/2033	587	147
MLCC Mortgage Investors, Inc.
0.657% due 08/25/2028	55	50
0.667% due 10/25/2028	364	338
0.717% due 03/25/2028	131	115
2.058% due 01/25/2029	129	123
2.258% due 04/25/2035	167	156
4.250% due 10/25/2035	88	79
Morgan Stanley Capital I
0.410% due 10/15/2020	16	15
5.376% due 11/14/2042	1,090	1,164
5.692% due 04/15/2049	500	484
5.731% due 07/12/2044 (f)	3,000	3,220

Morgan Stanley Mortgage Loan Trust
0.617% due 09/25/2035	71	53
2.797% due 10/25/2034	267	231
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,444	1,473
Ocwen Residential MBS Corp.
6.837% due 06/25/2039 (a)	176	4
Prudential Securities Secured Financing Corp.
3.275% due 05/25/2022	80	77
RBSCF Trust
6.068% due 09/17/2039	1,266	1,324
RBSSP Resecuritization Trust
5.540% due 12/26/2036	8,473	8,333
Residential Accredit Loans, Inc.
0.537% due 04/25/2046	3,352	1,949
0.557% due 04/25/2046	204	84
0.747% due 10/25/2045	4,638	2,465
4.080% due 09/25/2034	39	38
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	32	33
Residential Asset Securitization Trust
0.697% due 10/25/2018	164	149
0.797% due 02/25/2034	336	298
Residential Funding Mortgage Securities I
0.747% due 07/25/2018	144	118
5.584% due 02/25/2036	275	189
6.500% due 03/25/2032	2	2
SACO I, Inc.
7.000% due 08/25/2036	27	27
Salomon Brothers Mortgage Securities VII, Inc.
0.847% due 05/25/2032	121	99
3.175% due 12/25/2030	1,604	1,603
3.690% due 09/25/2033	32	31
8.500% due 05/25/2032	618	575
Sequoia Mortgage Trust
0.578% due 02/20/2035	521	450
0.658% due 11/20/2034	104	98
0.698% due 10/19/2026	244	202
0.728% due 10/20/2027	92	81
0.748% due 10/20/2027	160	147
1.015% due 05/20/2034	1,806	1,524
1.028% due 10/20/2027	606	481
1.055% due 02/20/2034	576	415
1.822% due 06/20/2034	174	166
1.886% due 08/20/2034	392	331
2.043% due 09/20/2032	26	26
Structured Adjustable Rate Mortgage Loan Trust
0.687% due 08/25/2035	2,424	1,932
1.078% due 06/25/2034	1,111	861
1.813% due 01/25/2035	752	395
2.684% due 03/25/2034	311	306
2.744% due 02/25/2034	515	266
Structured Asset Mortgage Investments, Inc.
0.447% due 09/25/2047	17	17
0.627% due 02/25/2036	803	444
0.657% due 12/25/2035	860	471
0.698% due 03/19/2034	720	337
0.948% due 07/19/2034	2,309	1,020
1.188% due 10/19/2033	125	105
5.135% due 05/02/2030	233	195
Structured Asset Securities Corp.
2.317% due 10/25/2031	57	57
2.321% due 02/25/2032	5	4
2.562% due 06/25/2033	1,518	1,461

2.780% due 06/25/2032	19	4
3.096% due 06/25/2033	641	528
3.542% due 07/25/2032	24	22
5.500% due 07/25/2033	149	151
6.942% due 11/25/2032	14	14
7.500% due 10/25/2036	2,994	2,669
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	423	407
Travelers Mortgage Services, Inc.
13.404% due 09/25/2018	62	62
UBS Commercial Mortgage Trust
1.250% due 07/15/2024	6,212	5,360
Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/2020	75	63
0.440% due 09/15/2021	8,628	7,841
0.470% due 09/15/2021	1,000	821
1.000% due 10/15/2041 (b)	89,451	1,700
Wachovia Mortgage Loan Trust LLC
5.426% due 10/20/2035	2,844	2,630
WaMu Mortgage Pass-Through Certificates
0.025% due 12/19/2039	595	325
0.607% due 11/25/2045	1,286	999
0.617% due 12/25/2045	2,532	1,950
0.637% due 07/25/2045	1,160	905
0.637% due 10/25/2045	319	248
0.657% due 01/25/2045	2,176	1,656
0.667% due 07/25/2045	4,827	3,755
0.735% due 11/25/2034	251	202
0.745% due 11/25/2034	46	32
0.765% due 10/25/2044	2,330	1,646
0.795% due 06/25/2044	205	144
0.795% due 07/25/2044	178	143
0.875% due 07/25/2044	142	70
0.887% due 12/25/2027 (f)	7,266	6,545
1.412% due 02/25/2046	960	650
1.482% due 01/25/2046	2,454	1,820
1.706% due 05/25/2041	229	215
1.755% due 11/25/2041	190	151
1.819% due 04/25/2044	698	573
1.821% due 06/25/2042	653	521
1.821% due 08/25/2042	916	805
2.386% due 03/25/2033	685	607
2.629% due 04/25/2033	349	185
2.700% due 06/25/2033	19	19
2.712% due 06/25/2034	478	473
2.767% due 01/25/2033	467	464
2.834% due 08/25/2033	49	32
3.109% due 02/27/2034	1,648	1,619
3.109% due 11/25/2041	18	14
4.735% due 09/25/2035	300	262
5.338% due 02/25/2037	3,542	2,621
5.795% due 02/25/2037	1,790	1,278
Washington Mutual MSC Mortgage Pass-Through Certificates
0.750% due 01/25/2018	112	92
2.312% due 12/25/2032	614	597
3.044% due 11/25/2030	107	94
3.267% due 02/25/2033	83	75
Wells Fargo Mortgage-Backed Securities Trust
0.847% due 07/25/2037	2,465	1,538
2.898% due 01/25/2035	235	235
2.923% due 05/25/2035	613	494
2.969% due 12/25/2034	644	602
3.292% due 02/25/2033	12	12

3.623% due 10/25/2035	21	19
4.473% due 11/25/2033	620	638
4.807% due 03/25/2036	1,078	952
5.250% due 02/25/2018	21	21
5.462% due 07/25/2036	1,290	1,034

Total Mortgage-Backed Securities (Cost $264,916)		236,353

ASSET-BACKED SECURITIES 52.8%
Aames Mortgage Investment Trust
0.747% due 10/25/2035	1,276	1,209
ABFS Mortgage Loan Trust
0.847% due 04/25/2034	250	227
6.785% due 07/15/2033	2,000	1,282
Access Group, Inc.
1.616% due 10/27/2025 (f)	2,391	2,452
Accredited Mortgage Loan Trust
0.397% due 02/25/2037	365	362
0.557% due 12/25/2035	54	52
ACE Securities Corp.
0.437% due 06/25/2037	920	793
1.397% due 12/25/2033	1,150	907
Aegis Asset-Backed Securities Trust
0.427% due 01/25/2037	69	69
AFC Home Equity Loan Trust
0.617% due 04/25/2028	636	463
0.947% due 06/25/2028	948	615
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,431	1,302
American Home Mortgage Investment Trust
0.527% due 08/25/2035	32	9
American Residential Eagle Certificate Trust
1.347% due 05/25/2028	483	455
Ameriquest Mortgage Securities, Inc.
0.567% due 12/25/2035	137	127
1.697% due 02/25/2033	2,009	1,578
AMMC CDO
0.774% due 08/08/2017	6,350	6,035
Amortizing Residential Collateral Trust
0.617% due 06/25/2032	55	46
0.627% due 01/25/2032	46	37
0.927% due 07/25/2032	20	17
1.047% due 08/25/2032	17	13
Amresco Residential Securities Mortgage Loan Trust
0.842% due 06/25/2028	138	100
0.902% due 06/25/2027	268	248
0.902% due 09/25/2027	565	409
Argent Securities, Inc.
0.837% due 10/25/2035	1,000	161
1.047% due 10/25/2033	3,196	2,546
Asset-Backed Funding Certificates
0.407% due 01/25/2037	142	139
0.457% due 10/25/2036	469	459
0.697% due 06/25/2034 (f)	6,112	4,729
0.767% due 03/25/2035 (f)	4,791	3,973
1.027% due 04/25/2033	1,036	763
1.367% due 03/25/2032	1,332	1,064
4.420% due 06/25/2035	275	273
Asset-Backed Securities Corp. Home Equity
0.870% due 06/15/2031	178	144
1.700% due 04/15/2033	129	106
Bayview Financial Acquisition Trust
5.500% due 12/28/2035	155	143

Bayview Financial Asset Trust
0.747% due 12/25/2039	438	319
Bear Stearns Asset-Backed Securities Trust
0.417% due 12/25/2036	675	608
0.423% due 10/25/2036	297	273
0.467% due 05/25/2037	175	164
0.497% due 08/25/2036	55	52
0.677% due 01/25/2036	295	289
0.697% due 09/25/2034	1,434	1,421
0.747% due 10/27/2032	46	35
0.797% due 12/25/2033	2,267	1,970
0.837% due 06/25/2036	1,100	584
0.847% due 09/25/2034	359	279
0.847% due 11/25/2042	64	55
0.937% due 06/25/2043	1,804	1,533
1.007% due 10/25/2032	114	106
1.027% due 09/25/2035 (f)	3,873	3,634
1.097% due 11/25/2042	333	286
1.347% due 10/25/2037	5,397	1,698
1.547% due 10/25/2032	365	335
1.597% due 08/25/2037	5,100	3,395
1.947% due 10/25/2037	1,500	583
3.836% due 10/25/2036	2,775	1,923
4.199% due 07/25/2036	2,002	969
5.000% due 01/25/2034	166	163
5.250% due 10/25/2033	1,865	1,861
5.500% due 06/25/2034	1,864	1,702
5.500% due 12/25/2035	669	540
Bear Stearns Second Lien Trust
1.147% due 12/25/2036	5,000	153
Carrington Mortgage Loan Trust
0.397% due 10/25/2036	382	373
CDC Mortgage Capital Trust
0.967% due 01/25/2033	55	44
1.397% due 01/25/2033	1,155	806
Centex Home Equity
0.827% due 06/25/2034	22	18
1.037% due 09/25/2034	418	209
5.160% due 09/25/2034	1,544	1,312
Chase Funding Mortgage Loan Asset-Backed Certificates
0.887% due 04/25/2033	4	3
0.927% due 11/25/2034	4	3
1.997% due 03/25/2032	62	14
4.515% due 02/25/2014	261	257
4.537% due 09/25/2032	7	3
CIT Group Home Equity Loan Trust
0.997% due 12/25/2031	833	408
CIT Mortgage Loan Trust
1.593% due 10/25/2037	400	216
Citigroup Mortgage Loan Trust, Inc.
0.427% due 01/25/2037	146	111
0.447% due 10/25/2036	374	368
0.457% due 08/25/2036	730	597
5.550% due 08/25/2035	500	287
5.629% due 08/25/2035	2,777	1,771
Conseco Finance
1.037% due 08/15/2033	161	106
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,760	1,391
Conseco Financial Corp.
6.180% due 04/01/2030	963	979
6.220% due 03/01/2030	3,201	3,243
6.240% due 12/01/2028	189	190

6.450% due 06/01/2030	51	51
6.530% due 04/01/2030	689	702
6.760% due 03/01/2030	279	289
6.810% due 12/01/2028	3,587	3,679
6.860% due 03/15/2028	25	26
6.860% due 07/15/2029	308	318
6.870% due 04/01/2030	42	43
7.070% due 01/15/2029	56	59
7.140% due 03/15/2028	372	385
7.140% due 01/15/2029	167	179
7.290% due 03/15/2028	200	212
7.360% due 02/15/2029	26	28
7.550% due 01/15/2029	1,461	1,580
7.620% due 06/15/2028	94	102
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	92	91
0.397% due 07/25/2037	643	625
0.427% due 03/25/2037	2,738	2,652
0.427% due 06/25/2037	302	293
0.427% due 10/25/2047	506	480
0.457% due 06/25/2035 (a)	38	37
0.457% due 10/25/2046	280	275
0.507% due 02/25/2036	43	42
0.527% due 09/25/2036	1,431	1,093
0.537% due 06/25/2036	1,080	904
0.577% due 09/25/2034	113	97
0.627% due 04/25/2034	8	6
0.687% due 05/25/2036	16	11
0.717% due 12/25/2034	60	49
0.717% due 04/25/2036	579	318
0.737% due 11/25/2034	983	828
0.807% due 05/25/2046	3,301	2,118
0.817% due 11/25/2033	191	165
0.827% due 12/25/2031	156	74
0.847% due 09/25/2032	382	305
0.847% due 05/25/2035	235	233
0.947% due 11/25/2033	32	22
0.967% due 09/25/2033	285	228
0.997% due 10/25/2034	5,946	2,142
1.027% due 06/25/2033	24	14
1.247% due 05/25/2032	525	493
5.125% due 12/25/2034	3,873	1,265
5.413% due 01/25/2034	142	85
5.905% due 05/25/2036	500	180
Credit Suisse First Boston Mortgage Securities Corp.
0.707% due 05/25/2044	151	145
0.967% due 01/25/2032	13	9
Credit-Based Asset Servicing & Securitization LLC
0.407% due 04/25/2037	1,815	1,274
0.777% due 01/25/2036	1,000	10
1.247% due 11/25/2033	2,060	1,853
2.447% due 01/25/2031	164	160
5.028% due 08/25/2035	321	318
5.303% due 12/25/2035	468	452
Denver Arena Trust
6.940% due 11/15/2019	1,358	1,222
EMC Mortgage Loan Trust
0.797% due 12/25/2042	2,118	1,519
1.097% due 08/25/2040	1,096	678
Encore Credit Corp.
4.097% due 07/25/2033	9	9
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,115	1,046

Equity One ABS, Inc.
0.597% due 07/25/2034	76	46
0.647% due 04/25/2034	1,297	858
0.687% due 07/25/2034	5	3
First Alliance Mortgage Loan Trust
0.558% due 09/20/2027	27	12
2.500% due 10/25/2024	5	5
8.020% due 03/20/2031	17	15
First Franklin Mortgage Loan Asset-Backed Certificates
0.407% due 10/25/2036	1,259	1,209
0.457% due 06/25/2036	892	811
0.457% due 12/25/2037	1,001	624
0.747% due 04/25/2035	3,000	2,808
0.967% due 11/25/2031	176	139
First NLC Trust
0.417% due 08/25/2037	496	325
Fremont Home Loan Trust
0.397% due 10/25/2036	51	50
0.457% due 02/25/2036	136	133
GMAC Mortgage Corp. Loan Trust
1.097% due 02/25/2031	814	588
Greenpoint Manufactured Housing
7.590% due 11/15/2028	30	30
GSAA Trust
0.617% due 06/25/2035	538	387
GSAMP Trust
0.467% due 01/25/2047	305	297
0.497% due 10/25/2036	6,750	453
0.697% due 01/25/2045	325	212
1.172% due 03/25/2034	2,357	1,824
1.322% due 08/25/2033	47	25
GSRPM Mortgage Loan Trust
0.467% due 03/25/2035	617	598
Home Equity Asset Trust
0.407% due 05/25/2037	1,258	1,177
0.437% due 08/25/2037	240	227
0.497% due 10/25/2036	100	36
0.947% due 11/25/2032	1	1
1.142% due 07/25/2034	726	518
1.267% due 02/25/2033	1	1
Home Equity Mortgage Trust
0.527% due 05/25/2036	1,262	1,066
5.300% due 05/25/2036	135	45
5.821% due 04/25/2035	316	208
HSBC Asset Loan Obligation
0.407% due 12/25/2036	96	81
HSBC Home Equity Loan Trust
0.458% due 03/20/2036	45	44
0.498% due 03/20/2036	232	213
0.507% due 01/20/2036	162	148
0.528% due 01/20/2036	1,335	1,208
0.638% due 01/20/2034	342	311
0.878% due 01/20/2034	727	628
5.930% due 07/20/2036	50	50
HSI Asset Securitization Corp. Trust
0.397% due 12/25/2036	1,364	1,258
IMC Home Equity Loan Trust
7.310% due 11/20/2028	81	78
Indymac Home Equity Loan Asset-Backed Trust
1.697% due 07/25/2034	1,000	819
Indymac Residential Asset-Backed Trust
0.507% due 07/25/2037	275	147

Irwin Home Equity Corp.
1.697% due 02/25/2029	722	594
JPMorgan Mortgage Acquisition Corp.
0.397% due 10/25/2036	385	370
0.407% due 05/25/2037	967	880
0.417% due 01/25/2037	3,472	3,205
0.427% due 08/25/2036	4	1
0.457% due 08/25/2036	2,523	1,126
5.935% due 11/25/2036	12	12
Keystone Owner Trust
7.900% due 01/25/2029	42	43
7.930% due 05/25/2025	8	8
LA Arena Funding LLC
7.656% due 12/15/2026	2,605	2,767
Lake Country Mortgage Loan Trust
0.877% due 12/25/2032	682	664
Lehman XS Trust
0.497% due 04/25/2037	244	174
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	76	65
0.677% due 01/25/2046	47	21
0.817% due 08/25/2035	2,500	1,795
1.047% due 03/25/2032	1	1
1.772% due 03/25/2032	806	423
Loomis Sayles CBO
0.546% due 10/26/2020	2,955	2,603
Madison Avenue Manufactured Housing Contract
1.797% due 03/25/2032	1,500	1,380
Massachusetts Educational Financing Authority
1.266% due 04/25/2038 (f)	2,962	2,980
MASTR Asset-Backed Securities Trust
0.427% due 05/25/2037	3,498	3,341
0.497% due 05/25/2037	500	303
0.847% due 12/25/2034	1,000	619
1.172% due 10/25/2034	1,234	1,095
MASTR Specialized Loan Trust
1.197% due 05/25/2037	630	99
Merrill Lynch First Franklin Mortgage Loan Trust
1.847% due 10/25/2037	807	536
Merrill Lynch Mortgage Investors, Inc.
0.407% due 10/25/2037	379	105
0.427% due 09/25/2037	134	39
0.437% due 06/25/2037	851	437
Mid-State Trust
6.005% due 08/15/2037 (f)	3,456	3,604
8.330% due 04/01/2030	743	754
Money Store Home Equity Trust
0.650% due 08/15/2029	98	45
Morgan Stanley ABS Capital I
0.407% due 05/25/2037	852	681
0.447% due 10/25/2036	5,000	4,050
0.447% due 11/25/2036	5,000	4,236
0.497% due 06/25/2036	307	251
0.527% due 01/25/2036	1,499	1,303
0.667% due 11/25/2035	4,158	3,607
1.147% due 07/25/2037	1,440	1,301
1.547% due 06/25/2033	605	472
1.947% due 08/25/2034	1,111	529
2.347% due 07/25/2037	1,250	86
Morgan Stanley Dean Witter Capital I
2.822% due 01/25/2032	1,005	483
Morgan Stanley Home Equity Loan Trust
0.397% due 12/25/2036	350	339

Morgan Stanley IXIS Real Estate Capital Trust
0.457% due 11/25/2036	3,000	1,356
Morgan Stanley Mortgage Loan Trust
0.507% due 11/25/2036	2,374	281
Nationstar Home Equity Loan Trust
0.407% due 06/25/2037	48	47
0.467% due 04/25/2037	116	111
New Century Home Equity Loan Trust
0.527% due 05/25/2036	868	572
0.607% due 06/25/2035	9	8
1.990% due 06/20/2031	2,386	2,222
Newcastle Investment Trust
4.500% due 07/10/2035	4,492	4,635
Nomura Asset Acceptance Corp.
0.657% due 01/25/2036	2,805	553
Novastar Home Equity Loan
0.447% due 03/25/2037	277	253
1.127% due 05/25/2033	10	8
Oakwood Mortgage Investors, Inc.
0.761% due 03/15/2018	357	295
Option One Mortgage Loan Trust
0.437% due 05/25/2037	92	88
0.848% due 08/20/2030	10	8
0.877% due 05/25/2034	35	28
0.887% due 06/25/2032	5	4
0.947% due 04/25/2033	42	33
Origen Manufactured Housing
0.590% due 05/15/2032	11	10
4.750% due 08/15/2021	1,650	1,659
Park Place Securities, Inc.
0.937% due 02/25/2035	2,000	1,945
1.047% due 10/25/2034	1,000	408
People's Choice Home Loan Securities Trust
0.777% due 05/25/2035	1,200	1,037
Popular ABS Mortgage Pass-Through Trust
0.437% due 06/25/2047	3,770	3,265
6.085% due 01/25/2036	208	122
Renaissance Home Equity Loan Trust
0.847% due 12/25/2033	252	204
0.967% due 03/25/2033	30	27
1.447% due 09/25/2037	1,201	975
1.547% due 08/25/2032	1,437	976
4.934% due 08/25/2035	140	118
Residential Asset Mortgage Products, Inc.
0.417% due 02/25/2037	514	504
0.467% due 05/25/2037	1,133	1,072
0.747% due 06/25/2047	1,500	571
1.127% due 02/25/2033	8	4
1.547% due 09/25/2047	1,507	1,043
5.707% due 08/25/2034	2,983	963
5.942% due 04/25/2034	1,652	1,246
5.942% due 07/25/2034	2,000	715
Residential Asset Securities Corp.
0.407% due 01/25/2037	161	157
0.417% due 02/25/2037	427	410
0.457% due 04/25/2037	2,752	2,682
0.777% due 03/25/2035	6,904	4,176
0.817% due 03/25/2032	1,839	1,721
0.877% due 01/25/2035	161	101
0.927% due 06/25/2033	159	78
7.140% due 04/25/2032	721	47

Residential Funding Mortgage Securities II, Inc.
0.637% due 12/25/2032	10	7
6.230% due 06/25/2037	5,000	1,139
7.420% due 04/25/2031	101	92
8.850% due 03/25/2025	46	45
SACO I, Inc.
0.407% due 05/25/2036	37	28
0.527% due 05/25/2036	3,144	178
0.557% due 03/25/2036	2,288	559
0.607% due 06/25/2036	774	254
0.847% due 07/25/2035	3,708	1,128
Salomon Brothers Mortgage Securities VII, Inc.
0.827% due 03/25/2028	244	232
Saxon Asset Securities Trust
0.847% due 03/25/2032	595	470
0.867% due 08/25/2032	79	75
0.887% due 03/25/2035	33	23
Securitized Asset-Backed Receivables LLC Trust
0.397% due 10/25/2036	1,693	621
0.477% due 05/25/2037	1,396	1,036
0.677% due 10/25/2035	394	353
SLC Student Loan Trust
1.437% due 06/15/2021	10,700	10,788
SLM Student Loan Trust
0.316% due 04/25/2017	14	14
1.216% due 07/25/2023 (f)	14,600	14,771
1.737% due 12/15/2033 (f)	4,000	4,059
1.816% due 04/25/2023 (f)	8,142	8,427
Soundview Home Equity Loan Trust
0.537% due 02/25/2036	43	38
0.607% due 12/25/2035	4,055	3,635
0.647% due 11/25/2035	126	118
South Carolina Student Loan Corp.
1.538% due 09/03/2024	600	595
Specialty Underwriting & Residential Finance
0.767% due 12/25/2035	290	284
Structured Asset Investment Loan Trust
0.397% due 07/25/2036	225	222
1.197% due 12/25/2034	683	324
Structured Asset Securities Corp.
0.397% due 10/25/2036	359	354
0.397% due 02/25/2037	265	251
0.427% due 01/25/2037	742	719
0.437% due 06/25/2037	1,872	1,589
0.467% due 10/25/2036	920	849
0.637% due 01/25/2033	1,581	1,441
0.697% due 12/25/2034	1,144	1,105
0.747% due 05/25/2034	22	20
0.997% due 05/25/2034	98	87
1.047% due 08/25/2037	65	64
1.397% due 01/25/2033	128	55
1.843% due 04/25/2035	732	537
3.375% due 08/25/2031	374	328
Trapeza CDO I LLC
1.273% due 11/16/2034	1,000	282
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	1,145
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	251	256
6.210% due 05/07/2026	1,304	1,345
7.905% due 02/07/2026	300	309
Washington Mutual Asset-Backed Certificates
0.407% due 10/25/2036	522	322

Wells Fargo Home Equity Trust
0.577% due 10/25/2035	1,851	1,819
0.587% due 10/25/2035	1,371	1,356
0.617% due 11/25/2035	74	73
WMC Mortgage Loan Pass-Through Certificates
1.172% due 03/20/2029	45	42

Total Asset-Backed Securities (Cost $339,399)		270,163

SHORT-TERM INSTRUMENTS 7.5%
REPURCHASE AGREEMENTS 0.5%
Deutsche Bank AG
0.050% due 07/01/2010	500	500
(Dated 06/30/2010. Collateralized by Fannie Mae 7.000% due 10/01/2038 valued at $519. Repurchase proceeds are $500.) State Street Bank and Trust Co. 0.010% due 07/01/2010	2,260	2,260
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $2,306. Repurchase proceeds are $2,260.)

		2,760

U.S. TREASURY BILLS 2.9%
0.206% due 07/29/2010 - 09/02/2010 (c)(e)	14,820	14,816

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.105% due 07/15/2010 (e)	310	310

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 4.0%
	2,033,098	20,359

Total Short-Term Instruments (Cost $38,244)		38,245

PURCHASED OPTIONS (i) 0.0%
(Cost $5)		0
Total Investments 157.3% (Cost $901,252)		$804,623
Other Assets and Liabilities (Net) (57.3%)		(293,237)

Net Assets 100.0%		$511,386

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $44,724 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $142,810 at a weighted average interest rate of 0.649%. On June 30, 2010, securities valued at $119,983 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $545 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	700	$1,680

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RBS	(0.800%	)	01/25/2034	$1,057	$605	$0	$605
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RBS	(0.700%	)	05/25/2033	2,500	683	0	683
Baldwin Segregated Portfolio 3-Month USD-LIBOR plus 0.750% due 06/25/2046	WAC	(0.800%	)	06/25/2046	2,000	1,971	1,313	658
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%	)	10/20/2020	1,000	477	0	477
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%	)	10/25/2035	1,630	1,537	0	1,537
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%	)	06/25/2030	1,365	297	0	297
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	JPM	(1.170%	)	09/15/2040	1,000	768	0	768
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(1.190%	)	02/25/2034	186	91	0	91
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	CSFB	(3.375%	)	07/25/2032	730	667	73	594
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	JPM	(1.150%	)	11/12/2037	1,000	742	0	742
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(1.390%	)	12/27/2033	187	115	0	115
Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.250% due 05/25/2035	DUB	(1.100%	)	05/25/2035	2,000	1,895	0	1,895
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	DUB	(2.650%	)	03/25/2035	3,940	3,733	0	3,733
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	JPM	(3.000%	)	09/25/2034	819	807	0	807
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%	)	04/15/2020	2,000	774	0	774
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(1.240%	)	02/25/2035	182	120	0	120
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	500	172	0	172

						$15,454	$1,386	$14,068

Credit Default Swaps on Asset Backed Securities - Sell Protection(2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	1.050%	07/25/2034	$551	$(159)	$(138)	$(21)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035	793	(670)	(539)	(131)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.640%	09/25/2034	1,000	(478)	(340)	(138)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GSC	1.860%	01/25/2034	1,057	(575)	0	(575)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GSC	3.150%	05/25/2033	2,500	(514)	0	(514)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034	1,000	(346)	(310)	(36)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034	1,000	(459)	(330)	(129)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	GSC	0.480%	10/25/2035	1,000	(396)	(300)	(96)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035	1,000	(570)	(300)	(270)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.460%	07/25/2035	1,000	(379)	(350)	(29)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	GSC	0.490%	09/25/2035	2,000	(895)	(700)	(195)
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MSC	1.815%	06/25/2030	1,365	(274)	0	(274)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	1,000	(603)	(320)	(283)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MSC	3.375%	07/25/2032	730	(673)	(88)	(585)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033	492	(439)	0	(439)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	GSC	0.450%	06/25/2035	1,000	(423)	(340)	(83)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	GSC	0.520%	02/25/2035	1,000	(473)	(450)	(23)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034	1,000	(438)	(300)	(138)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034	1,000	(445)	(320)	(125)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	MSC	3.030%	03/25/2035	3,940	(3,720)	0	(3,720)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	5.000%	09/25/2034	819	(803)	0	(803)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034	916	(360)	(257)	(103)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	GSC	0.500%	09/25/2036	1,000	(697)	(450)	(247)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	GSC	0.800%	10/25/2035	589	(319)	(265)	(54)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	GSC	0.440%	04/25/2035	1,000	(572)	(550)	(22)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	GSC	0.480%	09/25/2035	2,000	(1,234)	(1,100)	(134)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	GSC	0.510%	08/25/2035	1,500	(1,271)	(1,125)	(146)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	GSC	0.650%	09/25/2034	528	(286)	(211)	(75)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	1.425%	04/25/2034	81	(42)	(32)	(10)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034	354	(350)	(333)	(17)
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	GSC	0.630%	04/25/2034	297	(143)	(104)	(39)

					$(19,006)	$(9,552)	$(9,454)

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Masco Corp.	BOA	(0.610%	)	09/20/2012	1.701%	$5,000	$118	$0	$118

Credit Default Swaps on Corporate Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc.	MLP	0.850%	12/20/2012	3.076%	$10,000	$(515)	$0	$(515)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-5 7-Year Index 10-15%	MSC	(0.140%	)	12/20/2012	$11,200	$482	$0	$482

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	DUB	0.540%	07/25/2045	$240	$(202)	$(100)	$(102)
ABX.HE AA 06-2 Index	DUB	0.170%	05/25/2046	274	(229)	(109)	(120)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	24,835	(23,397)	(21,110)	(2,287)
ABX.HE AAA 06-1 Index	BOA	0.180%	07/25/2045	4,051	(518)	(709)	191
CDX.HY-8 5-Year Index 35-100%	BCLY	0.787%	06/20/2012	2,407	(6)	0	(6)
CDX.HY-8 5-Year Index 35-100%	BCLY	1.465%	06/20/2012	4,815	51	0	51
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	1,926	(19)	0	(19)
CDX.HY-8 5-Year Index 35-100%	CITI	0.630%	06/20/2012	4,815	(28)	0	(28)
CDX.HY-8 5-Year Index 35-100%	CITI	0.830%	06/20/2012	9,629	(18)	0	(18)
CDX.HY-8 5-Year Index 35-100%	MLP	0.910%	06/20/2012	2,407	(1)	0	(1)
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	9,627	(60)	0	(60)
CDX.HY-9 5-Year Index 35-100%	MLP	1.442%	12/20/2012	4,814	6	0	6
CDX.IG-5 10-Year Index 10-15%	MSC	0.460%	12/20/2015	8,000	(1,263)	0	(1,263)

					$(25,684)	$(22,028)	$(3,656)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	$38,600	$1,269	$1,217	$52

(i) Purchased options outstanding on June 30, 2010:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 5.500% due 07/01/2040	$97.125	07/07/2010	$45,000	$5	$0

(j) Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$21,615	$2,491	$24,106
Municipal Bonds & Notes	0	2,831	0	2,831
U.S. Government Agencies	0	131,940	313	132,253
U.S. Treasury Obligations	0	100,672	0	100,672
Mortgage-Backed Securities	0	235,760	593	236,353
Asset-Backed Securities	0	260,882	9,281	270,163
Short-Term Instruments	20,359	17,886	0	38,245

Investments, at value	$20,359	$771,586	$12,678	$804,623
Financial Derivative Instruments(3)	$1,680	$(39)	$1,134	$2,775

Totals	$22,039	$771,547	$13,812	$807,398

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Corporate Bonds & Notes	$2,340	$(69)	$(1)	$(2)	$223	$0	$0	$2,491	$211
U.S. Government Agencies	316	(3)	0	0	0	0	0	313	0
Mortgage-Backed Securities	7,409	(6,889)	0	49	24	0	0	593	5
Asset-Backed Securities	8,980	(15)	20	0	352	43	(99)	9,281	261

Investments, at value	$19,045	$(6,976)	$19	$47	$599	$43	$(99)	$12,678	$477
Financial Derivative Instruments(3)	$1,767	$0	$0	$0	$140	$0	$(773)	$1,134	$68

Totals	$20,812	$(6,976)	$19	$47	$739	$43	$(872)	$13,812	$545

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Developing Local Markets Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.9%
Macquarie Bank Ltd.
2.600% due 01/20/2012		$9,000	$9,200
Suncorp-Metway Ltd.
1.803% due 07/16/2012		16,300	16,753

Total Australia (Cost $25,912)			25,953

BRAZIL 27.1%
SOVEREIGN ISSUES 27.1%
Brazil Government International Bond
9.500% due 01/24/2011	EUR	20,000	25,562
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	21,490	11,579
10.000% due 01/01/2017		285,195	142,801

Total Brazil (Cost $182,159)			179,942

CAYMAN ISLANDS 0.1%
Atrium CDO Corp.
0.751% due 06/27/2015		$468	436

Total Cayman Islands (Cost $466)			436

CHILE 0.6%
Banco Santander Chile
1.557% due 04/20/2012		$3,700	3,700

Total Chile (Cost $3,700)			3,700

EGYPT 0.0%
Petroleum Export Ltd.
5.265% due 06/15/2011		$106	106

Total Egypt (Cost $106)			106

EL SALVADOR 1.4%
El Salvador Government International Bond
8.500% due 07/25/2011		$8,600	9,159

Total El Salvador (Cost $9,008)			9,159

MEXICO 10.7%
CORPORATE BONDS & NOTES 0.1%
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	800

SOVEREIGN ISSUES 10.6%
Mexico Government International Bond
8.500% due 12/13/2018		532,600	45,740
9.000% due 12/22/2011		300,000	24,673

			70,413

Total Mexico (Cost $67,858)			71,213

RUSSIA 0.1%
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$974	995

Total Russia (Cost $991)			995

SPAIN 1.5%
Santander U.S. Debt S.A. Unipersonal
1.333% due 03/30/2012		$10,000	9,709

Total Spain (Cost $10,000)			9,709

UNITED STATES 48.9%
ASSET-BACKED SECURITIES 0.5%
ACE Securities Corp.
0.397% due 08/25/2036	$37	31
0.397% due 12/25/2036	18	17
0.437% due 06/25/2037	46	40
Asset-Backed Funding Certificates
0.697% due 06/25/2034	305	236
Bear Stearns Asset-Backed Securities Trust
1.347% due 10/25/2037	831	644
Carrington Mortgage Loan Trust
0.397% due 01/25/2037	22	21
0.447% due 06/25/2037	565	502
Citigroup Mortgage Loan Trust, Inc.
0.407% due 05/25/2037	64	58
0.407% due 07/25/2045	95	73
Countrywide Asset-Backed Certificates
0.427% due 10/25/2047	51	48
0.527% due 09/25/2036	102	78
Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036	14	12
0.467% due 07/25/2037	448	386
First NLC Trust
0.417% due 08/25/2037	316	207
Fremont Home Loan Trust
0.407% due 01/25/2037	15	13
GE-WMC Mortgage Securities LLC
0.387% due 08/25/2036	5	2
GSAMP Trust
0.417% due 10/25/2036	2	2
0.417% due 12/25/2036	23	15
Home Equity Asset Trust
0.407% due 05/25/2037	22	20
HSI Asset Securitization Corp. Trust
0.397% due 10/25/2036	18	14
0.397% due 12/25/2036	22	20
0.407% due 05/25/2037	98	94
Indymac Residential Asset-Backed Trust
0.427% due 07/25/2037	20	19
JPMorgan Mortgage Acquisition Corp.
0.407% due 03/25/2047	107	77
0.427% due 08/25/2036	3	1
0.427% due 03/25/2037	54	50
0.457% due 08/25/2036	360	161
Lehman ABS Mortgage Loan Trust
0.437% due 06/25/2037	68	26
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	62	53
MASTR Asset-Backed Securities Trust
0.427% due 05/25/2037	42	40
Merrill Lynch Mortgage Investors, Inc.
0.427% due 09/25/2037	12	4
Morgan Stanley ABS Capital I
0.397% due 11/25/2036	7	7
0.407% due 05/25/2037	58	47
New Century Home Equity Loan Trust
0.527% due 05/25/2036	67	44
Popular ABS Mortgage Pass-Through Trust
0.437% due 06/25/2047	79	69
Securitized Asset-Backed Receivables LLC Trust
0.407% due 12/25/2036	44	15
0.427% due 11/25/2036	21	7
SLM Student Loan Trust
0.466% due 01/25/2017	20	20

Soundview Home Equity Loan Trust
0.427% due 06/25/2037		62	51
South Carolina Student Loan Corp.
1.038% due 09/02/2014		7	7
WaMu Asset-Backed Certificates
0.397% due 01/25/2037		15	13
Washington Mutual Asset-Backed Certificates
0.407% due 10/25/2036		25	15

			3,259

CORPORATE BONDS & NOTES 6.0%
Ally Financial, Inc.
7.250% due 03/02/2011		2,700	2,729
Bear Stearns Cos. LLC
0.704% due 07/19/2010		926	926
5.300% due 10/30/2015		100	108
5.500% due 08/15/2011		100	105
6.950% due 08/10/2012		500	549
Caterpillar Financial Services Corp.
1.287% due 06/24/2011		5,000	5,038
Citibank N.A.
1.250% due 11/15/2011		15,100	15,242
General Electric Capital Corp.
0.506% due 08/15/2011		200	199
International Business Machines Corp.
0.904% due 07/28/2011		3,000	3,021
John Deere Capital Corp.
0.384% due 07/16/2010		7,900	7,901
JPMorgan Chase & Co.
0.992% due 09/26/2013	EUR	300	355
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		$1,100	220
5.316% due 04/05/2011 (a)	EUR	2,142	609
Morgan Stanley
5.250% due 11/02/2012		$2,500	2,601
Roche Holdings, Inc.
2.497% due 02/25/2011		50	51
SLM Corp.
0.476% due 07/26/2010		100	100
0.919% due 12/15/2010	EUR	100	120

			39,874

MORTGAGE-BACKED SECURITIES 1.8%
Adjustable Rate Mortgage Trust
2.856% due 09/25/2035		$269	196
American Home Mortgage Investment Trust
5.660% due 09/25/2045		45	39
Banc of America Funding Corp.
5.978% due 01/20/2047		411	295
Banc of America Mortgage Securities, Inc.
2.909% due 07/25/2034		144	137
5.409% due 02/25/2036		85	70
Bear Stearns Adjustable Rate Mortgage Trust
3.399% due 02/25/2034		276	231
4.738% due 04/25/2034		134	121
5.370% due 05/25/2047		124	90
Bear Stearns Alt-A Trust
0.507% due 02/25/2034		43	32
5.553% due 01/25/2036		613	350
Bear Stearns Structured Products, Inc.
5.487% due 01/26/2036		1,407	890
5.563% due 12/26/2046		842	556
Chase Mortgage Finance Corp.
5.424% due 03/25/2037		56	46

Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035	215	197
3.938% due 08/25/2035	239	93
5.604% due 07/25/2046	55	37
Commercial Mortgage Pass-Through Certificates
0.450% due 04/15/2017	9	9
Countrywide Alternative Loan Trust
5.787% due 02/25/2037	133	93
Countrywide Home Loan Mortgage Pass-Through Trust
5.920% due 09/25/2047	17	13
Credit Suisse First Boston Mortgage Securities Corp.
2.508% due 06/25/2033	387	340
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	2	2
0.437% due 08/25/2037	86	84
First Horizon Asset Securities, Inc.
2.841% due 07/25/2033	144	142
3.936% due 08/25/2035	254	244
Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	327	273
GSR Mortgage Loan Trust
5.034% due 01/25/2036	57	48
Harborview Mortgage Loan Trust
3.098% due 07/19/2035	623	482
5.626% due 08/19/2036	15	13
Indymac Index Mortgage Loan Trust
2.785% due 12/25/2034	188	138
Luminent Mortgage Trust
0.527% due 12/25/2036	53	30
Merrill Lynch Floating Trust
0.420% due 06/15/2022	55	52
Merrill Lynch Mortgage Investors, Inc.
0.557% due 02/25/2036	1,319	1,003
Merrill Lynch Mortgage-Backed Securities Trust
5.604% due 04/25/2037	47	34
MLCC Mortgage Investors, Inc.
0.597% due 11/25/2035	550	465
1.249% due 10/25/2035	302	253
Provident Funding Mortgage Loan Trust
2.820% due 08/25/2033	241	228
Residential Funding Mortgage Securities I
5.066% due 09/25/2035	290	208
Sequoia Mortgage Trust
2.697% due 01/20/2047	24	19
2.938% due 04/20/2035	294	272
Structured Adjustable Rate Mortgage Loan Trust
2.659% due 07/25/2034	770	688
2.711% due 01/25/2035	279	222
4.540% due 08/25/2035	177	141
Structured Asset Mortgage Investments, Inc.
0.598% due 07/19/2035	1,511	1,279
0.678% due 10/19/2034	486	442
Structured Asset Securities Corp.
2.497% due 06/25/2033	498	428
3.051% due 10/25/2035	26	21
TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	8	7
WaMu Mortgage Pass-Through Certificates
0.567% due 07/25/2046	450	121
1.231% due 12/25/2046	63	40
2.700% due 06/25/2033	164	158
2.784% due 03/25/2034	280	281
5.197% due 01/25/2037	45	33

5.415% due 04/25/2037	32	24
5.504% due 12/25/2036	88	65
5.517% due 12/25/2036	28	21
5.587% due 05/25/2037	64	50
5.871% due 09/25/2036	40	31
Wells Fargo Mortgage-Backed Securities Trust
4.988% due 12/25/2034	207	211
5.462% due 07/25/2036	65	52

		12,140

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.847% due 06/25/2027	9,932	9,844
0.897% due 06/25/2027	9,153	9,081
1.621% due 06/01/2043	51	51
1.634% due 07/01/2044	16	16
5.000% due 02/25/2017	18	19
Freddie Mac
0.627% due 09/25/2031	185	175

		19,186

U.S. TREASURY OBLIGATIONS 37.7%
U.S. Treasury Notes
0.750% due 11/30/2011	41,000	41,165
1.000% due 09/30/2011	36,300	36,558
1.000% due 10/31/2011	10,900	10,979
1.125% due 06/30/2011	160,183	161,372

		250,074

Total United States (Cost $328,338)		324,533

SHORT-TERM INSTRUMENTS 6.8%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$556	556

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $568. Repurchase proceeds are $556.)
U.S. TREASURY BILLS 1.1%
0.132% due 07/01/2010 - 07/29/2010 (b)(d)	7,410	7,409

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.121% due 07/15/2010 (d)	830	830

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 5.5%
	3,636,386	36,415

Total Short-Term Instruments (Cost $45,206)		45,210

Total Investments 101.1% (Cost $673,744)		$670,956
Written Options (f) (0.0%) (Premiums $271)		0
Other Assets and Liabilities (Net) (1.1%)		(7,447)

Net Assets 100.0%		$663,509

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $5,630 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Swap agreements outstanding on June 30, 2010:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM	BRL	55,000	$235	$0	$235
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	4,000	47	0	47
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		2,550	20	0	20
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		2,550	21	0	21

							$323	$0	$323

(f)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$300	$2	$0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	200	2	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	3,800	38	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,500	12	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	21,600	217	0

							$271	$0

(g)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	6,963	08/2010	DUB	$0	$(132)	$(132)
Buy		241,937	08/2010	HSBC	287	0	287
Sell		149,737	08/2010	HSBC	870	0	870
Buy		64,500	08/2010	MSC	858	0	858
Sell		149,737	08/2010	MSC	893	0	893
Buy		149,737	11/2010	HSBC	0	(840)	(840)
Buy		149,737	11/2010	MSC	0	(875)	(875)
Buy	CNY	95,978	11/2010	BCLY	0	(291)	(291)
Buy		138,255	11/2010	CITI	0	(425)	(425)
Buy		352,221	11/2010	DUB	0	(1,144)	(1,144)
Sell		276,883	11/2010	HSBC	239	(129)	110
Buy		248,254	11/2010	JPM	0	(1,003)	(1,003)
Buy		137,614	11/2010	MSC	0	(474)	(474)
Sell		32,532	11/2010	RBS	35	0	35
Buy		19,722	01/2011	BOA	0	(48)	(48)
Buy		42,973	01/2011	JPM	0	(124)	(124)
Buy		35,125	01/2011	MSC	0	(86)	(86)
Buy		251,621	04/2011	BCLY	0	(526)	(526)
Buy		52,966	04/2011	CSFB	0	(112)	(112)
Buy		11,254	04/2011	HSBC	0	(24)	(24)
Buy		19,875	04/2011	MSC	0	(40)	(40)
Buy		7,162	06/2011	DUB	0	(41)	(41)
Sell	EUR	21,450	07/2010	BCLY	2,481	0	2,481
Sell	IDR	127,134,550	10/2010	JPM	0	(596)	(596)
Buy		156,000,000	11/2010	BCLY	852	0	852
Buy		155,000,000	11/2010	CITI	774	0	774
Buy		71,930,140	11/2010	DUB	193	0	193
Buy		143,212,450	11/2010	HSBC	518	0	518
Sell	JPY	256,209	07/2010	BOA	0	(100)	(100)
Buy	KRW	5,940,925	07/2010	BCLY	15	(72)	(57)
Buy		5,860,910	07/2010	CITI	0	(89)	(89)
Sell		14,470,925	07/2010	HSBC	301	(123)	178
Buy		2,669,090	07/2010	RBS	0	(15)	(15)
Buy		20,096,240	11/2010	BCLY	0	(1,206)	(1,206)
Sell		66,177,925	11/2010	BCLY	73	(656)	(583)
Buy		9,755,140	11/2010	BOA	0	(304)	(304)
Buy		40,264,081	11/2010	CITI	0	(1,763)	(1,763)
Sell		5,860,910	11/2010	CITI	90	0	90
Buy		7,777,794	11/2010	DUB	0	(345)	(345)
Buy		4,058,580	11/2010	GSC	0	(149)	(149)
Buy		31,714,858	11/2010	JPM	0	(1,737)	(1,737)
Buy		15,344,163	11/2010	MSC	0	(812)	(812)
Sell		9,666,180	11/2010	MSC	414	0	414
Sell		2,669,090	11/2010	RBS	15	0	15
Buy	MXN	2,525	09/2010	DUB	0	(2)	(2)
Buy		971	09/2010	HSBC	0	0	0
Sell		375,358	09/2010	HSBC	771	0	771
Sell		74,697	09/2010	JPM	61	0	61
Sell		209,502	09/2010	MSC	170	0	170
Sell		214,301	09/2010	UBS	162	0	162
Buy	MYR	141,653	10/2010	BCLY	2,070	0	2,070
Buy		20,997	10/2010	BOA	335	0	335
Buy		68,928	10/2010	CITI	1,062	0	1,062
Buy		8,932	10/2010	DUB	141	0	141
Sell		11,147	10/2010	HSBC	0	(87)	(87)
Sell		18,091	10/2010	JPM	85	(2)	83
Sell	SGD	916	07/2010	HSBC	0	(3)	(3)
Buy		916	07/2010	UBS	0	(4)	(4)
Buy		7,080	09/2010	BCLY	7	0	7
Buy		5,263	09/2010	CITI	24	0	24
Buy		4,532	09/2010	GSC	19	0	19
Sell		17,609	09/2010	UBS	4	(147)	(143)
Buy	TWD	9,869	10/2010	BCLY	0	(6)	(6)
Buy		29,289	10/2010	CITI	0	(16)	(16)
Buy		395,385	01/2011	BCLY	0	(419)	(419)
Buy		117,202	01/2011	DUB	0	(74)	(74)
Buy		71,758	01/2011	JPM	0	(7)	(7)
Buy		110,458	01/2011	MSC	0	(28)	(28)
Buy		59,820	01/2011	UBS	1	0	1
Buy	ZAR	4,830	07/2010	BCLY	14	0	14
Sell		4,856	07/2010	BCLY	0	(8)	(8)
Buy		26	07/2010	DUB	0	0	0
Buy		4,856	10/2010	BCLY	8	0	8

					$13,842	$(15,084)	$(1,242)

(h)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$25,953	$0	$25,953
Brazil
Sovereign Issues	0	179,942	0	179,942
Cayman Islands	0	0	436	436
Chile	0	3,700	0	3,700
Egypt	0	106	0	106
El Salvador	0	9,159	0	9,159
Mexico
Corporate Bonds & Notes	0	800	0	800
Sovereign Issues	0	70,413	0	70,413
Russia	0	995	0	995
Spain	0	9,709	0	9,709
United States
Asset-Backed Securities	0	3,259	0	3,259
Corporate Bonds & Notes	0	39,874	0	39,874
Mortgage-Backed Securities	0	12,140	0	12,140
U.S. Government Agencies	0	19,186	0	19,186
U.S. Treasury Obligations	0	250,074	0	250,074
Short-Term Instruments	36,415	8,795	0	45,210

Investments, at value	$36,415	$634,105	$436	$670,956
Financial Derivative Instruments(3)	$0	$(919)	$0	$(919)

Totals	$36,415	$633,186	$436	$670,037

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Cayman Islands	$431	$(3)	$0	$0	$8	$0	$0	$436	$8

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Markets Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BRAZIL 39.5%
CORPORATE BONDS & NOTES 7.8%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$3,000	$3,266
CSN Islands XI Corp.
6.875% due 09/21/2019		7,000	7,175
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		5,982	6,101
Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,000	20,500
Petrobras International Finance Co.
5.750% due 01/20/2020		5,000	5,065
7.875% due 03/15/2019		10,650	12,249

			54,356

SOVEREIGN ISSUES 31.7%
Brazil Government International Bond
5.875% due 01/15/2019		3,400	3,748
7.875% due 03/07/2015		10,800	12,852
8.000% due 01/15/2018		4,366	5,087
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	33,611	18,110
10.000% due 01/01/2017		358,754	179,633

			219,430

Total Brazil (Cost $264,038)			273,786

CHILE 1.3%
Banco Santander Chile
1.557% due 04/20/2012		$7,500	7,500
5.375% due 12/09/2014		1,500	1,566

Total Chile (Cost $8,999)			9,066

COLOMBIA 0.7%
Colombia Government International Bond
7.375% due 03/18/2019		$4,000	4,700

Total Colombia (Cost $4,544)			4,700

EGYPT 0.7%
Petroleum Export II Ltd.
6.340% due 06/20/2011		$4,108	4,098
Petroleum Export Ltd.
5.265% due 06/15/2011		601	600

Total Egypt (Cost $4,660)			4,698

EL SALVADOR 1.6%
AES El Salvador Trust
6.750% due 02/01/2016		$3,750	3,526
El Salvador Government International Bond
8.500% due 07/25/2011		7,225	7,695

Total El Salvador (Cost $11,304)			11,221

INDONESIA 0.1%
Indonesia Government International Bond
10.375% due 05/04/2014		$500	617

Total Indonesia (Cost $533)			617

MALAYSIA 0.0%
Malaysia Government International Bond
3.210% due 05/31/2013	MYR	131	40

Total Malaysia (Cost $39)			40

MEXICO 11.4%
CORPORATE BONDS & NOTES 2.4%
Pemex Finance Ltd.
9.030% due 02/15/2011		$60	61
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	2,100	2,395
Petroleos Mexicanos
8.000% due 05/03/2019		$11,200	13,384
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	800

			16,640

SOVEREIGN ISSUES 9.0%
Mexico Government International Bond
5.125% due 01/15/2020		$5,000	5,225
5.625% due 01/15/2017		4,942	5,449
5.950% due 03/19/2019		14,900	16,614
6.750% due 09/27/2034		263	304
7.500% due 06/21/2012	MXN	309,489	25,055
8.300% due 08/15/2031		$7,000	9,485
8.500% due 12/13/2018	MXN	470	40
9.500% due 12/18/2014		1,155	101

			62,273

Total Mexico (Cost $75,376)			78,913

PANAMA 1.0%
Panama Government International Bond
6.700% due 01/26/2036		$100	111
7.250% due 03/15/2015		6,000	6,975

Total Panama (Cost $6,845)			7,086

PERU 0.2%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,458
8.750% due 11/21/2033		$100	136

Total Peru (Cost $1,629)			1,594

POLAND 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	28

Total Poland (Cost $29)			28

QATAR 5.7%
Qatar Government International Bond
5.250% due 01/20/2020		$36,200	38,010
6.400% due 01/20/2040		1,000	1,067
Qatar Petroleum
5.579% due 05/30/2011		178	182

Total Qatar (Cost $37,841)			39,259

RUSSIA 10.1%
CORPORATE BONDS & NOTES 7.5%
Gaz Capital S.A. for Gazprom
9.250% due 04/23/2019		$250	289
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		1,144	1,169
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		8,100	9,092
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		3,200	3,260
7.175% due 05/16/2013		2,050	2,170
7.750% due 05/29/2018		5,000	5,369

TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	1,025
6.625% due 03/20/2017		7,500	7,406
7.500% due 07/18/2016		3,900	4,067
7.875% due 03/13/2018		12,000	12,564
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,300	5,544

			51,955

SOVEREIGN ISSUES 2.6%
Russia Government International Bond
7.500% due 03/31/2030		15,548	17,566
12.750% due 06/24/2028		100	168

			17,734

Total Russia (Cost $68,939)			69,689

SINGAPORE 1.5%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	52
Temasek Financial I Ltd.
4.300% due 10/25/2019		$10,000	10,389

Total Singapore (Cost $9,975)			10,441

SOUTH KOREA 1.2%
Export-Import Bank of Korea
5.125% due 06/29/2020		$8,000	8,071

Total South Korea (Cost $7,938)			8,071

SUPRANATIONAL 0.0%
Inter-American Development Bank
8.500% due 03/15/2011		$120	126

Total Supranational (Cost $124)			126

SWITZERLAND 0.3%
UBS AG
1.584% due 02/23/2012		$2,000	2,008

Total Switzerland (Cost $2,000)			2,008

UNITED KINGDOM 0.2%
Bank of Scotland PLC
0.597% due 12/08/2010		$1,500	1,498

Total United Kingdom (Cost $1,468)			1,498

UNITED STATES 14.8%
ASSET-BACKED SECURITIES 0.1%
GSAA Trust
0.647% due 03/25/2037		$654	342
Morgan Stanley Mortgage Loan Trust
0.707% due 04/25/2037		600	259

			601

CORPORATE BONDS & NOTES 3.6%
American Express Bank FSB
3.150% due 12/09/2011		1,100	1,140
American International Group, Inc.
8.625% due 05/22/2038	GBP	800	908
Bank of America N.A.
0.817% due 06/15/2016		$900	789
Citigroup, Inc.
2.125% due 04/30/2012		1,700	1,743
General Electric Capital Corp.
3.000% due 12/09/2011		1,100	1,137
International Business Machines Corp.
0.904% due 07/28/2011		5,000	5,035

John Deere Capital Corp.
0.384% due 07/16/2010	5,000	5,000
Kraft Foods, Inc.
0.928% due 08/11/2010	700	700
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	2,400	2,566
Morgan Stanley
1.950% due 06/20/2012	1,100	1,125
Roche Holdings, Inc.
2.497% due 02/25/2011	700	709
SLM Corp.
5.375% due 05/15/2014	200	183
Sovereign Bank
2.750% due 01/17/2012	800	827
SunTrust Bank
3.000% due 11/16/2011	1,400	1,445
Wachovia Bank N.A.
0.606% due 12/02/2010	1,000	1,000
Wachovia Corp.
5.750% due 02/01/2018	900	988

		25,295

MORTGAGE-BACKED SECURITIES 1.1%
Banc of America Mortgage Securities, Inc.
5.409% due 02/25/2036	88	73
Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035	4,816	4,466
Bear Stearns Alt-A Trust
0.567% due 12/25/2046	163	11
Chase Mortgage Finance Corp.
5.424% due 03/25/2037	169	138
Citigroup Mortgage Loan Trust, Inc.
3.072% due 03/25/2034	33	33
5.604% due 07/25/2046	109	75
Countrywide Home Loan Mortgage Pass-Through Trust
5.117% due 10/20/2035	443	321
5.920% due 09/25/2047	69	51
Harborview Mortgage Loan Trust
5.626% due 08/19/2036	61	50
Luminent Mortgage Trust
0.527% due 12/25/2036	106	60
MASTR Adjustable Rate Mortgages Trust
0.587% due 05/25/2037	407	189
Merrill Lynch Alternative Note Asset
0.647% due 03/25/2037	603	245
5.418% due 06/25/2037	530	274
Merrill Lynch Mortgage-Backed Securities Trust
5.604% due 04/25/2037	157	115
Morgan Stanley Capital I
5.692% due 04/15/2049	1,000	967
Morgan Stanley Mortgage Loan Trust
5.330% due 06/25/2036	47	44
Sequoia Mortgage Trust
2.697% due 01/20/2047	59	48
Structured Asset Mortgage Investments, Inc.
0.647% due 08/25/2036	800	101
WaMu Mortgage Pass-Through Certificates
5.197% due 01/25/2037	121	89
5.415% due 04/25/2037	79	60
5.504% due 12/25/2036	265	195
5.517% due 12/25/2036	70	51
5.587% due 05/25/2037	191	148
5.871% due 09/25/2036	132	103

		7,907

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Notes
1.000% due 07/31/2011	1,657	1,668
1.000% due 09/30/2011	27,400	27,595
1.000% due 10/31/2011	33,600	33,844
1.125% due 06/30/2011	6,100	6,145

		69,252

Total United States (Cost $102,810)		103,055

SHORT-TERM INSTRUMENTS 9.0%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$527	527

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $541. Repurchase proceeds are $527.)
U.S. TREASURY BILLS 0.3%
0.141% due 07/08/2010 - 11/26/2010 (a)(c)(d)	2,220	2,220

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.055% due 07/15/2010 (d)	1,440	1,440

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 8.4%
	5,845,024	58,532

Total Short-Term Instruments (Cost $62,712)		62,719

Total Investments 99.3% (Cost $671,803)		$688,615
Other Assets and Liabilities (Net) 0.7%		4,525

Net Assets 100.0%		$693,140

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $130 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(d)	Securities with an aggregate market value of $3,530 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.342%	$25,000	$(394)	$(331)	$(63)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.342%	40,000	(629)	(510)	(119)
China Government International Bond	BNP	1.000%	06/20/2015	0.902%	20,000	98	229	(131)
China Government International Bond	CSFB	1.000%	06/20/2015	0.902%	20,000	98	220	(122)
China Government International Bond	GSC	1.000%	03/20/2015	0.876%	35,000	206	381	(175)
Colombia Government International Bond	UBS	1.000%	09/20/2015	1.475%	6,500	(149)	(147)	(2)
Gaz Capital S.A.	CSFB	1.580%	06/20/2016	2.939%	5,000	(348)	0	(348)
Gaz Capital S.A.	GSC	1.000%	03/20/2015	2.857%	50,000	(3,942)	(2,678)	(1,264)
Gaz Capital S.A.	MSC	1.050%	04/20/2011	1.877%	1,000	(4)	0	(4)
Gaz Capital S.A.	MSC	1.140%	07/20/2011	2.035%	600	(3)	0	(3)
Gaz Capital S.A.	MSC	1.390%	05/20/2016	2.936%	1,700	(131)	0	(131)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	2.037%	2,600	44	0	44
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.842%	3,225	(119)	(123)	4
Indonesia Government International Bond	UBS	1.000%	03/20/2015	1.842%	3,225	(119)	(130)	11
Mexico Government International Bond	BCLY	1.000%	12/20/2014	1.247%	600	(6)	(20)	14
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.308%	4,000	3	0	3

						$(5,395)	$(3,109)	$(2,286)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.EM-12 Index	JPM	5.000%	12/20/2014	$9,600	$889	$1,046	$(157)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	34,300	3,572	4,444	(872)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	35,000	3,646	4,358	(712)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	50,000	5,208	6,300	(1,092)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	1,300	135	162	(27)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	85,000	8,853	10,675	(1,822)

					$22,303	$26,985	$(4,682)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.510%	01/02/2012	UBS	BRL	127,000	$(297)	$0	$(297)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		400,000	(536)	(328)	(208)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		110,000	159	0	159
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS		58,900	204	0	204
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		11,500	56	16	40
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		83,100	857	2	855
Pay	1-Year BRL-CDI	11.700%	01/02/2012	UBS		120,000	1,320	0	1,320
Pay	1-Year BRL-CDI	11.900%	01/02/2012	UBS		55,000	736	0	736
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		221,700	330	227	103
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		165,000	485	0	485
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	38,000	443	0	443
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		5,700	46	0	46
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		5,700	46	0	46
Pay	28-Day MXN TIIE	8.720%	09/05/2016	CITI		3,000	23	7	16
Pay	28-Day MXN TIIE	8.865%	09/12/2016	GSC		45,000	374	0	374
Pay	28-Day MXN TIIE	8.850%	09/21/2016	JPM		80,000	674	0	674
Pay	28-Day MXN TIIE	8.900%	09/22/2016	CITI		52,250	451	0	451

							$5,371	$(76)	$5,447

(f)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	55,995	08/2010	HSBC	$0	$(818)	$(818)
Sell		151,040	08/2010	MSC	359	(10)	349
Buy	CNY	71,669	08/2010	BOA	0	(147)	(147)
Sell		71,669	08/2010	HSBC	71	0	71
Buy		5,055	11/2010	BCLY	0	(15)	(15)
Buy		8,192	11/2010	CITI	0	(25)	(25)
Buy		21,127	11/2010	DUB	0	(69)	(69)
Buy		141,026	11/2010	HSBC	0	(166)	(166)
Sell		172,943	11/2010	JPM	44	0	44
Buy		8,324	11/2010	MSC	0	(29)	(29)
Buy		28,355	01/2011	BOA	0	(69)	(69)
Sell		40,290	01/2011	CITI	31	0	31
Buy		50,529	01/2011	MSC	0	(124)	(124)
Sell		47,036	01/2011	RBS	31	0	31
Buy		397,938	04/2011	BCLY	0	(735)	(735)
Sell		91,612	04/2011	BCLY	56	0	56
Buy		105,893	04/2011	CSFB	0	(229)	(229)
Buy		81,426	04/2011	HSBC	0	(173)	(173)
Buy		119,025	04/2011	JPM	0	(274)	(274)
Buy		26,500	04/2011	MSC	0	(53)	(53)
Sell	EUR	1,834	07/2010	CSFB	215	0	215
Sell	GBP	569	09/2010	BOA	0	(7)	(7)
Sell	IDR	35,735,700	10/2010	JPM	0	(141)	(141)
Buy		44,662,610	11/2010	BCLY	244	0	244
Buy		44,174,200	11/2010	CITI	221	0	221
Buy		20,490,640	11/2010	DUB	55	0	55
Buy		41,045,850	11/2010	HSBC	149	0	149
Sell	JPY	222,048	07/2010	BOA	0	(86)	(86)
Buy	KRW	1,890,000	07/2010	BCLY	0	(50)	(50)
Buy		3,751,250	07/2010	DUB	0	(94)	(94)
Sell		10,807,825	07/2010	HSBC	490	(36)	454
Buy		2,050,204	07/2010	JPM	9	0	9
Buy		3,116,371	07/2010	MSC	0	(87)	(87)
Sell		2,050,204	08/2010	JPM	0	(9)	(9)
Buy		7,459,383	08/2010	MSC	0	(243)	(243)
Buy		5,002,767	11/2010	BCLY	0	(184)	(184)
Sell		27,123,300	11/2010	BCLY	551	(178)	373
Buy		1,992,035	11/2010	BOA	0	(62)	(62)
Buy		10,070,401	11/2010	CITI	0	(435)	(435)
Buy		1,592,762	11/2010	DUB	0	(71)	(71)
Buy		832,830	11/2010	GSC	0	(31)	(31)
Buy		6,478,841	11/2010	JPM	0	(355)	(355)
Buy		3,142,503	11/2010	MSC	0	(166)	(166)
Buy		5,661,500	01/2011	BCLY	0	(383)	(383)
Buy	MXN	10,002	09/2010	DUB	0	(8)	(8)
Buy		4,078	09/2010	HSBC	0	(1)	(1)
Sell		139,276	09/2010	MSC	325	0	325
Sell		216,547	09/2010	UBS	164	0	164
Buy	MYR	57,096	10/2010	BCLY	835	0	835
Buy		8,474	10/2010	BOA	135	0	135
Buy		27,812	10/2010	CITI	428	0	428
Buy		3,593	10/2010	DUB	57	0	57
Sell		35,912	10/2010	HSBC	0	(281)	(281)
Sell	PEN	4,176	10/2010	CITI	0	(13)	(13)
Buy	PLN	130	08/2010	DUB	0	0	0
Buy		630	08/2010	GSC	0	(24)	(24)
Buy		26	08/2010	JPM	0	0	0
Buy	SGD	3,198	09/2010	BCLY	3	0	3
Sell		7,622	09/2010	BCLY	28	0	28
Buy		2,377	09/2010	CITI	11	0	11
Buy		2,047	09/2010	GSC	9	0	9
Buy	TWD	7,521	10/2010	BCLY	0	(5)	(5)
Buy		22,318	10/2010	CITI	0	(12)	(12)
Buy		52,514	01/2011	DUB	0	(33)	(33)
Buy		32,152	01/2011	JPM	0	(3)	(3)
Buy		49,492	01/2011	MSC	0	(13)	(13)
Buy		26,803	01/2011	UBS	0	0	0

					$4,521	$(5,947)	$(1,426)

(g)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Brazil
Corporate Bonds & Notes	$0	$54,356	$0	$54,356
Sovereign Issues	0	219,430	0	219,430
Chile	0	9,066	0	9,066
Colombia	0	4,700	0	4,700
Egypt	0	4,698	0	4,698
El Salvador	0	11,221	0	11,221
Indonesia	0	617	0	617
Malaysia	0	40	0	40
Mexico
Corporate Bonds & Notes	0	16,640	0	16,640
Sovereign Issues	0	62,273	0	62,273
Panama	0	7,086	0	7,086
Peru	0	1,594	0	1,594
Poland	0	28	0	28
Qatar	0	39,259	0	39,259
Russia
Corporate Bonds & Notes	0	51,955	0	51,955
Sovereign Issues	0	17,734	0	17,734
Singapore	0	10,441	0	10,441
South Korea	0	8,071	0	8,071
Supranational	0	126	0	126
Switzerland	0	2,008	0	2,008
United Kingdom	0	1,498	0	1,498
United States
Asset-Backed Securities	0	601	0	601
Corporate Bonds & Notes	0	25,295	0	25,295
Mortgage-Backed Securities	0	7,907	0	7,907
U.S. Treasury Obligations	0	69,252	0	69,252
Short-Term Instruments	58,532	4,187	0	62,719

Investments, at value	$58,532	$630,083	$0	$688,615
Financial Derivative Instruments(3)	$0	$(2,947)	$0	$(2,947)

Totals	$58,532	$627,136	$0	$685,668

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.9%
American General Finance Corp.
7.250% due 04/21/2015		$1,000	$975
CSC Holdings LLC
10.500% due 08/01/2013		2,500	2,625
First Data Corp.
3.097% due 09/24/2014		1,472	1,242
Ford Motor Co.
3.310% due 12/15/2013		1,371	1,299
3.350% due 12/15/2013		1,517	1,437
Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)		1,163	991
Hexion Specialty Chemicals, Inc.
4.312% due 05/05/2015		1,160	1,082
International Lease Finance Corp.
7.000% due 03/17/2016		900	887
Nuveen Investments, Inc.
3.322% due 11/13/2014		97	82
3.328% due 11/13/2014		575	485
3.533% due 11/01/2014		680	573
SuperMedia, Inc.
11.000% due 12/31/2015		764	657
Texas Competitive Electric Holdings Co. LLC
3.850% due 10/10/2014		9,923	7,328
3.874% due 10/10/2014		464	344
4.033% due 10/10/2014		85	63
4.066% due 10/10/2014		663	492
Tribune Co.
5.000% due 06/04/2024 (a)		120	72
5.250% due 06/04/2014 (a)		593	356

Total Bank Loan Obligations (Cost $22,758)			20,990

CORPORATE BONDS & NOTES 85.9%
BANKING & FINANCE 23.7%
AES Ironwood LLC
8.857% due 11/30/2025		2,034	1,953
AGFC Capital Trust I
6.000% due 01/15/2067		2,000	1,170
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		450	453
Ally Financial, Inc.
6.875% due 09/15/2011		700	709
8.000% due 11/01/2031		4,050	3,734
8.300% due 02/12/2015		800	812
American General Finance Corp.
0.787% due 12/15/2011		500	448
4.625% due 09/01/2010		3,200	3,200
4.875% due 07/15/2012		1,300	1,183
American International Group, Inc.
0.794% due 04/26/2011	EUR	1,500	1,763
8.175% due 05/15/2068		$5,000	3,988
8.250% due 08/15/2018 (h)		4,825	4,909
Barclays Bank PLC
7.434% due 09/29/2049 (h)		1,950	1,755
CIT Group, Inc.
7.000% due 05/01/2013		796	767
7.000% due 05/01/2014		3,294	3,122
7.000% due 05/01/2015		295	273
7.000% due 05/01/2016		491	450
7.000% due 05/01/2017		687	622
Columbus International, Inc.
11.500% due 11/20/2014		2,500	2,675

FCE Bank PLC
9.375% due 01/17/2014	EUR	3,000	3,856
Ford Motor Credit Co. LLC
3.048% due 01/13/2012		$1,800	1,751
7.000% due 10/01/2013		5,000	5,103
8.700% due 10/01/2014		200	209
Genworth Financial, Inc.
8.625% due 12/15/2016		2,000	2,137
GMAC International Finance BV
7.500% due 04/21/2015	EUR	3,000	3,476
HBOS Capital Funding LP
6.071% due 06/29/2049		$250	175
HBOS PLC
6.750% due 05/21/2018		1,400	1,313
HCP, Inc.
6.000% due 01/30/2017		125	126
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,500	1,013
ILFC E-Capital Trust I
5.900% due 12/21/2065		1,500	969
ILFC E-Capital Trust II
6.250% due 12/21/2065		2,780	1,797
Ineos Finance PLC
9.000% due 05/15/2015		1,500	1,504
International Lease Finance Corp.
5.300% due 05/01/2012		500	472
5.450% due 03/24/2011		2,700	2,674
5.625% due 09/15/2010		1,625	1,627
5.750% due 06/15/2011		4,500	4,438
5.875% due 05/01/2013		300	278
6.625% due 11/15/2013		625	583
LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	50	48
7.875% due 11/01/2020		$250	204
Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		1,700	340
5.625% due 01/24/2013 (a)		830	172
6.625% due 01/18/2012 (a)		75	15
6.750% due 12/28/2017 (a)		4,725	8
6.875% due 05/02/2018 (a)		1,675	350
7.500% due 05/11/2038 (a)		775	1
NSG Holdings LLC
7.750% due 12/15/2025		4,450	3,938
Provident Funding Associates
10.250% due 04/15/2017		2,500	2,538
Regions Bank
7.500% due 05/15/2018 (h)		4,850	4,934
Regions Financial Corp.
7.375% due 12/10/2037		5,275	4,561
Reynolds Group Issuer, Inc.
8.000% due 12/15/2016	EUR	75	85
8.500% due 05/15/2018		$1,000	986
Royal Bank of Scotland Group PLC
7.640% due 03/29/2049		7,200	4,158
SLM Corp.
0.616% due 01/27/2014		175	144
5.125% due 08/27/2012		1,650	1,627
8.000% due 03/25/2020		3,000	2,641
8.450% due 06/15/2018		3,000	2,774
Tenneco, Inc.
10.250% due 07/15/2013		250	257
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	750	911

Ventas Realty LP
6.500% due 06/01/2016		$50	51
6.500% due 06/01/2016 (h)		1,000	1,020
6.625% due 10/15/2014 (h)		1,000	1,025
6.750% due 04/01/2017 (h)		1,430	1,450

			101,725

INDUSTRIALS 50.0%
Alliance HealthCare Services, Inc.
8.000% due 12/01/2016		2,000	1,860
Alliance One International, Inc.
10.000% due 07/15/2016		2,000	2,045
American Renal Holdings
8.375% due 05/15/2018		1,900	1,890
American Stores Co.
8.000% due 06/01/2026		2,000	1,710
AmeriGas Partners LP
7.125% due 05/20/2016		750	750
ARAMARK Corp.
8.500% due 02/01/2015		795	807
ArvinMeritor, Inc.
8.125% due 09/15/2015		1,500	1,448
Berry Plastics Corp.
5.053% due 02/15/2015		3,000	2,858
8.875% due 09/15/2014		725	701
9.500% due 05/15/2018		3,000	2,760
Biomet, Inc.
10.375% due 10/15/2017 (c)		3,350	3,618
11.625% due 10/15/2017		5,850	6,362
Bombardier, Inc.
7.250% due 11/15/2016	EUR	625	799
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		$100	100
Building Materials Corp. of America
7.500% due 03/15/2020		225	222
Cablevision Systems Corp.
7.750% due 04/15/2018		200	201
8.000% due 04/15/2020		125	127
CCO Holdings LLC
7.875% due 04/30/2018		550	556
8.125% due 04/30/2020		550	565
CF Industries, Inc.
6.875% due 05/01/2018		225	230
Chart Industries, Inc.
9.125% due 10/15/2015		2,100	2,116
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	2,000	2,311
Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		$1,650	1,580
7.750% due 05/15/2017		2,570	2,448
9.500% due 05/15/2016		1,525	1,556
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		3,000	3,028
Coffeyville Resources LLC
9.000% due 04/01/2015		675	672
10.875% due 04/01/2017		1,500	1,470
Community Health Systems, Inc.
8.875% due 07/15/2015		5,000	5,169
Consol Energy, Inc.
8.000% due 04/01/2017		600	622
8.250% due 04/01/2020		500	524
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		2,300	2,329

Corp. GEO SAB de C.V.
9.250% due 06/30/2020	2,500	2,509
CSC Holdings LLC
7.625% due 07/15/2018	1,600	1,626
7.875% due 02/15/2018	100	102
8.500% due 06/15/2015	2,950	3,075
DaVita, Inc.
7.250% due 03/15/2015	4,000	4,020
Delhaize America, Inc.
8.050% due 04/15/2027	600	679
Delta Air Lines, Inc.
7.779% due 01/02/2012	229	228
Dex One Corp.
12.000% due 01/29/2017 (c)	19	18
DISH DBS Corp.
6.625% due 10/01/2014	100	100
7.875% due 09/01/2019	3,550	3,710
DJO Finance LLC
10.875% due 11/15/2014	1,000	1,055
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	45	45
El Paso Corp.
8.050% due 10/15/2030	3,125	3,110
El Paso Natural Gas Co.
8.375% due 06/15/2032	125	147
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	250	257
Enterprise Products Operating LLC
7.034% due 01/15/2068	1,160	1,069
8.375% due 08/01/2066	4,405	4,405
Equinix, Inc.
8.125% due 03/01/2018	1,450	1,490
FGI Holding Co., Inc.
11.250% due 10/01/2015 (c)	2,000	1,970
First Data Corp.
9.875% due 09/24/2015	1,620	1,239
Ford Motor Co.
9.215% due 09/15/2021	800	800
GeoEye, Inc.
9.625% due 10/01/2015	1,000	1,025
Georgia-Pacific LLC
7.250% due 06/01/2028	750	744
8.000% due 01/15/2024	5,950	6,337
Goodyear Tire & Rubber Co.
10.500% due 05/15/2016	1,225	1,338
Graham Packaging Co. LP
8.250% due 01/01/2017	2,750	2,722
9.875% due 10/15/2014	1,750	1,798
Harrah’s Operating Co., Inc.
10.000% due 12/15/2018	3,312	2,732
11.250% due 06/01/2017	2,000	2,115
HCA, Inc.
7.250% due 09/15/2020	650	656
8.500% due 04/15/2019	3,775	4,020
9.250% due 11/15/2016	12,345	13,117
9.625% due 11/15/2016 (c)	2,150	2,306
9.875% due 02/15/2017	150	162
Huntsman International LLC
8.625% due 03/15/2020	925	858
Ineos Group Holdings PLC
8.500% due 02/15/2016	1,050	824
Insight Communications Co., Inc.
9.375% due 07/15/2018 (b)	550	550

Intelsat Corp.
9.250% due 08/15/2014		2,050	2,106
9.250% due 06/15/2016		1,595	1,683
Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		2,000	2,030
9.500% due 06/15/2016		2,600	2,743
Intergen NV
9.000% due 06/30/2017		4,030	4,030
JET Equipment Trust
7.630% due 08/15/2012 (a)		55	33
LBI Escrow Corp.
8.000% due 11/01/2017		3,950	4,078
Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	165	116
McClatchy Co.
11.500% due 02/15/2017		$2,000	2,040
McJunkin Red Man Corp.
9.500% due 12/15/2016		900	878
MGM Resorts International
6.625% due 07/15/2015		200	158
6.875% due 04/01/2016		300	242
7.500% due 06/01/2016		250	198
9.000% due 03/15/2020		4,225	4,362
10.375% due 05/15/2014		25	27
11.125% due 11/15/2017		500	554
13.000% due 11/15/2013		300	347
Michael Foods, Inc.
9.750% due 07/15/2018		1,875	1,936
Mylan, Inc.
7.625% due 07/15/2017		475	487
7.875% due 07/15/2020		700	718
NFR Energy LLC
9.750% due 02/15/2017		2,900	2,813
Novelis, Inc.
7.250% due 02/15/2015		2,500	2,425
OI European Group BV
6.875% due 03/31/2017	EUR	300	363
OPTI Canada, Inc.
8.250% due 12/15/2014		$4,210	3,684
Oshkosh Corp.
8.250% due 03/01/2017		125	131
8.500% due 03/01/2020		125	131
Patheon, Inc.
8.625% due 04/15/2017		1,150	1,147
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		175	173
Plains Exploration & Production Co.
7.625% due 04/01/2020		700	682
Quebecor Media, Inc.
7.750% due 03/15/2016		2,000	1,970
Quicksilver Resources, Inc.
11.750% due 01/01/2016		2,225	2,464
Quintiles Transnational Corp.
9.500% due 12/30/2014 (c)		1,250	1,259
Radnet Management, Inc.
10.375% due 04/01/2018		3,000	2,715
RBS Global, Inc.
8.500% due 05/01/2018		2,500	2,438
Rockies Express Pipeline LLC
6.875% due 04/15/2040		2,000	1,846
SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)		2,660	2,597
Sensata Technologies BV
8.000% due 05/01/2014		1,759	1,834

Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	198
Solutia, Inc.
7.875% due 03/15/2020		150	150
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		1,900	1,962
Steel Dynamics, Inc.
7.625% due 03/15/2020		100	100
SunGard Data Systems, Inc.
9.125% due 08/15/2013		4,299	4,390
Tenet Healthcare Corp.
8.875% due 07/01/2019		2,000	2,130
Tennessee Gas Pipeline Co.
8.375% due 06/15/2032		375	441
Thermon Industries, Inc.
9.500% due 05/01/2017		100	102
TRW Automotive, Inc.
7.000% due 03/15/2014		1,600	1,592
UPC Holding BV
7.750% due 01/15/2014	EUR	605	719
8.625% due 01/15/2014		400	483
9.875% due 04/15/2018		$2,000	2,020
Valeant Pharmaceuticals International
7.625% due 03/15/2020		400	474
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		2,500	2,412
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		3,600	3,708
12.000% due 12/01/2015		1,650	1,716
Windstream Corp.
8.625% due 08/01/2016		3,100	3,139
WMG Acquisition Corp.
9.500% due 06/15/2016		3,350	3,585
Wynn Las Vegas LLC
6.625% due 12/01/2014		900	907

			214,058

UTILITIES 12.2%
AES Corp.
8.000% due 06/01/2020		2,500	2,525
AES Red Oak LLC
8.540% due 11/30/2019		615	610
9.200% due 11/30/2029		2,100	2,048
Berry Petroleum Co.
10.250% due 06/01/2014		300	324
BP Capital Markets PLC
0.667% due 04/11/2011		350	335
1.539% due 03/17/2011		50	48
2.750% due 02/27/2012		100	92
3.625% due 05/08/2014		100	86
4.750% due 03/10/2019		250	208
Energy Future Holdings Corp.
9.750% due 10/15/2019		1,500	1,417
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		2,000	1,889
Frontier Communications Corp.
7.450% due 07/01/2035		325	255
8.250% due 05/01/2014		300	313
9.000% due 08/15/2031		1,800	1,678
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		1,200	1,233
8.625% due 11/14/2011		1,000	1,045
Midwest Generation LLC
8.560% due 01/02/2016		6,855	6,769

NRG Energy, Inc.
7.250% due 02/01/2014	2,905	2,952
7.375% due 02/01/2016	3,000	2,992
7.375% due 01/15/2017	2,000	1,985
Petrohawk Energy Corp.
7.875% due 06/01/2015	1,220	1,229
Qwest Communications International, Inc.
7.500% due 02/15/2014	950	957
Sithe Independence Funding Corp.
9.000% due 12/30/2013	2,515	2,556
Sprint Capital Corp.
6.900% due 05/01/2019	6,800	6,188
8.750% due 03/15/2032	850	816
Sprint Nextel Corp.
6.000% due 12/01/2016	1,400	1,264
Telesat LLC
11.000% due 11/01/2015	2,800	3,038
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,973	1,983
TW Telecom Holdings, Inc.
8.000% due 03/01/2018	300	308
Virgin Media Finance PLC
9.500% due 08/15/2016	2,875	3,051
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (l)	1,851	1,923

		52,117

Total Corporate Bonds & Notes (Cost $370,374)		367,900

CONVERTIBLE BONDS & NOTES 1.5%
Nortel Networks Corp.
1.750% due 04/15/2012 (a)	1,875	1,467
2.125% due 04/15/2014 (a)	550	430
Transocean, Inc.
1.500% due 12/15/2037	5,000	4,463

Total Convertible Bonds & Notes (Cost $6,643)		6,360

MORTGAGE-BACKED SECURITIES 3.1%
Adjustable Rate Mortgage Trust
2.984% due 10/25/2035	310	213
American Home Mortgage Assets
0.577% due 09/25/2046	929	131
1.332% due 11/25/2046	1,192	548
6.250% due 06/25/2037	727	420
Banc of America Alternative Loan Trust
0.747% due 05/25/2035	193	136
Banc of America Funding Corp.
5.506% due 03/20/2036	620	468
Bear Stearns Alt-A Trust
2.716% due 01/25/2035	14	10
Countrywide Alternative Loan Trust
0.527% due 05/25/2047	70	37
0.558% due 03/20/2046	103	54
0.607% due 07/25/2046	500	17
1.412% due 12/25/2035	246	141
5.593% due 10/25/2035	164	113
Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/2035	405	239
6.000% due 05/25/2036	537	474
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	853	475
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	417	427

Downey Savings & Loan Association Mortgage Loan Trust
0.598% due 03/19/2045	61	38
First Horizon Alternative Mortgage Securities
5.357% due 09/25/2035	1,009	731
6.000% due 05/25/2036	317	246
GMAC Mortgage Corp. Loan Trust
5.151% due 04/19/2036	800	636
GSR Mortgage Loan Trust
2.918% due 05/25/2035	2,243	1,574
3.342% due 04/25/2035	8	7
Harborview Mortgage Loan Trust
0.538% due 01/19/2038	65	34
0.588% due 03/19/2036	1,110	598
Indymac Index Mortgage Loan Trust
3.153% due 08/25/2035	302	227
5.185% due 09/25/2035	218	159
JPMorgan Mortgage Trust
6.000% due 08/25/2037	447	381
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	500	413
RBSCF Trust
6.068% due 09/17/2039	1,100	1,150
Residential Accredit Loans, Inc.
0.507% due 01/25/2037	1,674	949
0.677% due 03/25/2037	855	307
5.500% due 02/25/2036	885	572
Residential Asset Securitization Trust
6.000% due 05/25/2037	307	237
Structured Asset Mortgage Investments, Inc.
0.567% due 05/25/2036	66	35
WaMu Mortgage Pass-Through Certificates
5.693% due 10/25/2036	575	447
5.787% due 07/25/2037	678	546

Total Mortgage-Backed Securities (Cost $12,547)		13,190

ASSET-BACKED SECURITIES 0.3%
Argent Securities, Inc.
1.397% due 12/25/2033	399	324
Carrington Mortgage Loan Trust
0.497% due 08/25/2036	100	46
Credit-Based Asset Servicing & Securitization LLC
5.805% due 01/25/2037	1,300	611
GSAMP Trust
0.497% due 08/25/2036	100	43
Mid-State Trust
7.791% due 03/15/2038	28	26
Morgan Stanley ABS Capital I
0.487% due 05/25/2037	200	80
Residential Asset Securities Corp.
0.497% due 08/25/2036	100	51

Total Asset-Backed Securities (Cost $905)		1,181

	SHARES
COMMON STOCKS 0.8%
Dex One Corp. (d)	157,507	2,993
SemGroup Corp. ‘A’ (d)	17,414	427

Total Common Stocks (Cost $5,335)		3,420

WARRANTS 0.0%
SemGroup Corp. - Exp. 11/30/2014	18,330	110

Total Warrants (Cost $82)		110

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.3%
REPURCHASE AGREEMENTS 3.0%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$12,899	12,899

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $13,160. Repurchase proceeds are $12,899.)
U.S. TREASURY BILLS 0.3%
0.195% due 08/19/2010 - 09/02/2010 (e)(g)(i)	1,242	1,242

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 0.0%
	10,815	108

Total Short-Term Instruments (Cost $14,249)		14,249

Total Investments 99.8% (Cost $432,893)		$427,400
Written Options (k) (0.0%) (Premiums $171)		0
Other Assets and Liabilities (Net) 0.2%		955

Net Assets 100.0%		$428,355

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Payment in-kind bond security.

(d)	Non-income producing security.

(e)	Coupon represents a weighted average yield.

(f)	Affiliated to the Portfolio.

(g)	Securities with an aggregate market value of $729 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $5,313 at a weighted average interest rate of 0.158%. On June 30, 2010, securities valued at $15,093 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $513 have been pledged as collateral for the following open futures contracts on June 30, 2010:

		Expiration	# of	Unrealized
Description	Type	Month	Contracts	Appreciation
90-Day Eurodollar December Futures	Long	12/2010	140	$499
90-Day Eurodollar March Futures	Long	03/2011	198	672
90-Day Eurodollar September Futures	Long	09/2010	214	583

				$1,754

(j)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%	$100	$(6)	$(7)	$1
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%	300	(6)	(8)	2
BP Capital Markets PLC	GSC	5.000%	09/20/2015	5.528%	200	(4)	3	(7)
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	6.737%	100	(6)	(7)	1
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.954%	4,050	12	(370)	382
Daimler Finance North America LLC	DUB	5.250%	09/20/2012	1.680%	1,000	3	0	3
El Paso Corp.	GSC	5.000%	09/20/2014	3.337%	1,600	104	(152)	256
General Electric Capital Corp.	CITI	4.100%	12/20/2013	2.030%	1,350	93	0	93
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	2.392%	1,500	147	(154)	301
MetLife, Inc.	BOA	1.000%	06/20/2015	3.326%	2,000	(200)	(203)	3
Morgan Stanley	BOA	1.000%	06/20/2015	2.654%	2,000	(144)	(154)	10
RRI Energy, Inc.	CITI	5.000%	09/20/2014	6.539%	1,300	(68)	(143)	75
RRI Energy, Inc.	DUB	5.000%	09/20/2014	6.539%	100	(5)	(14)	9
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.539%	300	(16)	(56)	40
RRI Energy, Inc.	MSC	5.000%	09/20/2014	6.539%	400	(21)	(68)	47
RRI Energy, Inc.	MSC	5.000%	12/20/2014	6.769%	300	(19)	(30)	11
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	3,400	37	(130)	167

						$(99)	$(1,493)	$1,394

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$988	$(570)	$(692)	$122
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	4,800	110	0	110

					$(460)	$(692)	$232

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$14,000	$147	$0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	3,000	24	0

							$171	$0

(l)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,899	$1,923	0.45%

(m)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	40,032	01/2011	HSBC	$0	$(69)	$(69)
Sell	EUR	6,112	07/2010	CSFB	716	0	716
Sell		7	07/2010	DUB	0	0	0
Sell		6,192	07/2010	HSBC	29	0	29

					$745	$(69)	$676

(n)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$20,990	$0	$20,990
Corporate Bonds & Notes	0	365,944	1,956	367,900
Convertible Bonds & Notes	0	6,360	0	6,360
Mortgage-Backed Securities	0	13,190	0	13,190
Asset-Backed Securities	0	1,181	0	1,181
Common Stocks	2,993	0	427	3,420
Warrants	0	0	110	110
Short-Term Instruments	108	14,141	0	14,249

Investments, at value	$3,101	$421,806	$2,493	$427,400
Financial Derivative Instruments(3)	$1,754	$2,302	$0	$4,056

Totals	$4,855	$424,108	$2,493	$431,456

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Corporate Bonds & Notes	$1,941	$0	$(4)	$0	$19	$0	$0	$1,956	$19
Common Stocks	0	0	0	0	0	427	0	427	0
Warrants	151	0	0	0	(41)	0	0	110	(41)

Investments, at value	$2,092	$0	$(4)	$0	$(22)	$427	$0	$2,493	$(22)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

International Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.9%
Australia Government Bond
6.250% due 06/15/2014	AUD	4,850	$4,323
Citigroup Pty Ltd.
5.500% due 06/18/2012		500	424
Commonwealth Bank of Australia
1.038% due 06/25/2014		$3,700	3,721
4.500% due 02/20/2014	AUD	40,000	32,841
ING Bank Australia Ltd.
5.145% due 03/03/2015		1,000	839
National Australia Bank Ltd.
4.250% due 03/26/2012		20,000	16,647
4.750% due 02/12/2014		15,000	12,426
Suncorp-Metway Ltd.
0.914% due 12/17/2010		$15,000	15,010

Total Australia (Cost $73,106)			86,231

CANADA 20.2%
SOVEREIGN ISSUES 20.2%
Canada Government Bond
1.500% due 06/01/2012	CAD	53,000	49,891
2.000% due 12/01/2014		10,000	9,294
2.750% due 12/01/2010		25,000	23,683
3.750% due 06/01/2012		2,500	2,453
3.750% due 06/01/2019		27,000	26,837
4.250% due 06/01/2018		200,000	205,871
4.500% due 06/01/2015		10,000	10,342
Canada Housing Trust No. 1
1.229% due 09/15/2014		29,600	28,085
4.050% due 03/15/2011		52,900	50,751
4.600% due 09/15/2011		29,500	28,830
Province of Quebec Canada
6.250% due 06/01/2032		10,000	11,419

Total Canada (Cost $437,286)			447,456

FINLAND 0.6%
Sampo Housing Loan Bank PLC
2.500% due 09/23/2010	EUR	10,000	12,263

Total Finland (Cost $15,333)			12,263

FRANCE 26.3%
CORPORATE BONDS & NOTES 1.9%
BNP Paribas Home Loan Covered Bonds S.A.
4.750% due 05/28/2013	EUR	2,900	3,833
Cie de Financement Foncier
3.875% due 02/11/2011		10,000	12,428
4.000% due 07/21/2011		13,000	16,349
4.500% due 01/09/2013		900	1,175
Dexia Credit Local
1.188% due 09/23/2011		$400	401
2.375% due 09/23/2011		9,100	9,227

			43,413

SOVEREIGN ISSUES 24.4%
France Government Bond
3.750% due 04/25/2021	EUR	1,700	2,188
4.250% due 10/25/2018		5,200	7,049
4.250% due 04/25/2019		7,300	9,885
4.250% due 10/25/2023		10,200	13,638
5.000% due 04/25/2012		24,700	32,506
6.500% due 04/25/2011		8,376	10,732

France Treasury Notes
3.000% due 01/12/2011		301,400	373,508
3.500% due 07/12/2011		48,500	61,075
3.750% due 01/12/2013		3,100	4,053
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	7,754
3.500% due 11/24/2011	EUR	15,000	18,976

			541,364

Total France (Cost $634,939)			584,777

GERMANY 21.5%
CORPORATE BONDS & NOTES 4.9%
Kreditanstalt fuer Wiederaufbau
0.169% due 11/26/2010 (i)	EUR	1,290	1,587
3.750% due 10/14/2011		50,000	63,340
3.875% due 10/22/2010		35,000	43,215

			108,142

SOVEREIGN ISSUES 16.6%
Republic of Germany
2.250% due 12/10/2010		200,000	246,576
4.000% due 09/10/2010		100,000	123,071

			369,647

Total Germany (Cost $486,954)			477,789

NETHERLANDS 7.0%
Delphinus BV
1.009% due 06/25/2066	EUR	67	81
LeasePlan Corp. NV
3.375% due 12/10/2010		10,000	12,340
Netherlands Government International Bond
4.000% due 01/15/2011		18,000	22,430
4.500% due 07/15/2017		8,300	11,609
5.000% due 07/15/2011		5,000	6,393
5.000% due 07/15/2012		49,350	65,497
5.500% due 07/15/2010		31,177	38,173

Total Netherlands (Cost $171,247)			156,523

NORWAY 1.0%
DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	15,000	18,551
4.625% due 07/03/2012		3,100	4,023

Total Norway (Cost $27,325)			22,574

UNITED KINGDOM 1.3%
Bauhaus Securities Ltd.
0.974% due 10/30/2052	EUR	418	506
Rexam PLC
6.750% due 06/01/2013		$4,000	4,315
United Kingdom Gilt
6.250% due 11/25/2010	GBP	16,000	24,463

Total United Kingdom (Cost $28,427)			29,284

UNITED STATES 16.9%
ASSET-BACKED SECURITIES 5.6%
ACE Securities Corp.
0.437% due 06/25/2037		$2,024	1,744
AFC Home Equity Loan Trust
1.057% due 12/22/2027		23	11
Ameriquest Mortgage Securities, Inc.
0.577% due 11/25/2035		383	341
Amortizing Residential Collateral Trust
0.927% due 07/25/2032		58	49
1.047% due 10/25/2031		435	369

Argent Securities, Inc.
0.437% due 07/25/2036	2,101	821
Asset-Backed Funding Certificates
0.407% due 01/25/2037	329	322
0.697% due 06/25/2034	998	772
Asset-Backed Securities Corp. Home Equity
0.427% due 05/25/2037	959	635
Bank of America Auto Trust
1.160% due 02/15/2012	12,712	12,728
Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036	28	26
0.423% due 10/25/2036	360	331
0.437% due 06/25/2047	2,239	2,116
0.547% due 06/25/2036	6,157	5,921
0.677% due 01/25/2036	140	137
0.837% due 06/25/2036	1,900	1,009
1.007% due 10/25/2032	376	349
BNC Mortgage Loan Trust
0.447% due 05/25/2037	894	780
Carrington Mortgage Loan Trust
0.397% due 01/25/2037	715	680
0.507% due 01/25/2036	144	141
0.667% due 10/25/2035	1,010	954
CIT Group Home Equity Loan Trust
0.617% due 06/25/2033	30	25
Citigroup Mortgage Loan Trust, Inc.
0.390% due 05/15/2036	300	278
0.447% due 10/25/2036	105	103
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	624	613
0.397% due 06/25/2047	681	658
0.417% due 06/25/2047	228	218
0.427% due 06/25/2037	354	344
0.427% due 10/25/2047	506	480
0.447% due 07/25/2037	20,000	14,577
0.447% due 08/25/2037	1,600	1,265
0.447% due 09/25/2037	1,120	1,054
0.447% due 05/25/2047	96	90
0.447% due 09/25/2047	2,977	2,850
0.457% due 10/25/2046	376	370
0.537% due 06/25/2036	5,892	4,933
1.087% due 05/25/2032	153	133
Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032	192	144
Credit-Based Asset Servicing & Securitization LLC
0.407% due 11/25/2036	251	225
0.417% due 01/25/2037	507	241
Equity One ABS, Inc.
0.647% due 04/25/2034	542	358
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/2036	191	186
0.417% due 12/25/2036	250	239
0.717% due 12/25/2034	34	34
Fremont Home Loan Trust
0.397% due 10/25/2036	69	68
0.407% due 01/25/2037	518	436
Home Equity Asset Trust
0.947% due 11/25/2032	1	1
HSBC Home Equity Loan Trust
0.698% due 09/20/2033	1,672	1,513
HSI Asset Securitization Corp. Trust
0.397% due 10/25/2036	283	226

Indymac Residential Asset-Backed Trust
0.427% due 07/25/2037		59	58
JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036		33	33
0.497% due 03/25/2037		10,000	5,622
Lehman XS Trust
0.427% due 11/25/2046		15	15
0.497% due 04/25/2037		293	209
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034		28	24
MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036		135	134
0.477% due 10/25/2036		1,832	1,741
Merrill Lynch Mortgage Investors, Inc.
0.417% due 07/25/2037		23	23
0.427% due 09/25/2037		55	16
0.457% due 03/25/2037		245	236
Morgan Stanley ABS Capital I
0.397% due 10/25/2036		22	22
0.407% due 05/25/2037		437	350
0.437% due 01/25/2037		20,000	10,119
0.447% due 10/25/2036		10,000	8,099
0.447% due 11/25/2036		20,000	16,291
Nationstar Home Equity Loan Trust
0.407% due 06/25/2037		654	632
Park Place Securities, Inc.
0.607% due 09/25/2035		185	164
Securitized Asset-Backed Receivables LLC Trust
0.387% due 01/25/2037		199	189
SLM Student Loan Trust
1.816% due 04/25/2023		17,672	18,290
Soundview Home Equity Loan Trust
0.407% due 11/25/2036		410	212
Structured Asset Securities Corp.
0.397% due 10/25/2036		55	54
0.747% due 05/25/2034		20	17
1.843% due 04/25/2035		35	26
Washington Mutual Asset-Backed Certificates
0.407% due 10/25/2036		149	92
Wells Fargo Home Equity Trust
0.577% due 10/25/2035		46	45

			124,611

CORPORATE BONDS & NOTES 3.5%
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	4,000	5,032
Bank of America Corp.
0.560% due 10/14/2016		$10,000	8,879
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,670
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	7,626
Cardinal Health, Inc.
6.000% due 06/15/2017		8,000	8,953
Citigroup, Inc.
0.573% due 08/13/2010		100	100
6.500% due 08/19/2013		300	320
Computer Sciences Corp.
6.500% due 03/15/2018		5,300	5,921
Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016		6,000	6,045
Marriott International, Inc.
6.375% due 06/15/2017		6,000	6,318

Maytag Corp.
5.000% due 05/15/2015		5,700	5,834
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		100	105
Mohawk Industries, Inc.
6.875% due 01/15/2016		6,000	6,135
Morgan Stanley
1.063% due 05/02/2014	EUR	100	113
National Rural Utilities Cooperative Finance Corp.
1.066% due 07/01/2010		$956	956
RR Donnelley & Sons Co.
4.950% due 04/01/2014		5,800	5,917
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		5,000	5,025

			78,949

MORTGAGE-BACKED SECURITIES 4.1%
American Home Mortgage Investment Trust
2.514% due 10/25/2034		43	37
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		270	239
Bear Stearns Alt-A Trust
3.115% due 08/25/2036		84	42
5.552% due 02/25/2036		280	150
5.553% due 01/25/2036		3,139	1,791
Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037		259	257
CC Mortgage Funding Corp.
0.527% due 07/25/2036		239	131
Citigroup Mortgage Loan Trust, Inc.
3.938% due 08/25/2035		239	207
Countrywide Alternative Loan Trust
0.428% due 09/20/2046		5	5
0.507% due 02/25/2047		367	219
0.527% due 05/25/2047		2,306	1,208
0.528% due 02/20/2047		13,713	6,861
0.537% due 08/25/2046		560	291
0.537% due 11/25/2046		1,002	535
0.558% due 03/20/2046		1,171	613
0.607% due 12/25/2035		182	110
0.627% due 12/25/2035		693	453
0.627% due 02/25/2037		383	204
0.647% due 08/25/2035		1,328	765
0.647% due 12/25/2035		2,346	1,241
0.667% due 11/25/2035		16,228	8,530
0.697% due 09/25/2035		4,708	2,681
Countrywide Home Loan Mortgage Pass-Through Trust
0.577% due 05/25/2035		483	277
0.637% due 03/25/2035		2,206	1,152
0.637% due 04/25/2035		26	15
0.647% due 03/25/2035		160	93
0.667% due 03/25/2035		11,499	6,256
0.677% due 02/25/2035		36	25
0.727% due 09/25/2034		41	24
3.487% due 08/25/2034		155	124
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		60	61
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		500	496
Deutsche ALT-A Securities, Inc.
0.440% due 10/25/2036		14	5

Downey Savings & Loan Association Mortgage Loan Trust
0.558% due 03/19/2045	1,908	1,087
0.608% due 08/19/2045	696	427
0.678% due 09/19/2045	3,883	2,293
Greenpoint Mortgage Funding Trust
0.427% due 10/25/2046	941	853
0.427% due 01/25/2047	603	563
0.577% due 06/25/2045	4,245	2,563
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	683	682
0.538% due 01/19/2038	1,102	586
0.568% due 05/19/2035	2,350	1,392
0.588% due 06/19/2035	1,144	658
0.588% due 01/19/2036	326	194
0.588% due 03/19/2036	4,383	2,362
0.598% due 01/19/2036	5,429	3,061
0.658% due 11/19/2035	764	443
0.678% due 09/19/2035	60	35
0.688% due 06/20/2035	192	154
Impac Secured Assets CMN Owner Trust
0.427% due 01/25/2037	23	23
Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	23	23
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	81	56
Residential Accredit Loans, Inc.
0.557% due 04/25/2046	306	126
0.647% due 08/25/2035	248	148
Sequoia Mortgage Trust
0.698% due 10/19/2026	49	40
0.698% due 07/20/2033	2,772	2,323
1.115% due 10/20/2034	1,084	894
Structured Asset Mortgage Investments, Inc.
0.417% due 08/25/2036	7	7
0.928% due 07/19/2034	16	13
Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	254	244
0.467% due 10/25/2046	237	231
0.887% due 03/25/2044	307	212
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	431	392
WaMu Mortgage Pass-Through Certificates
0.577% due 04/25/2045	220	171
0.637% due 10/25/2045	87	68
0.657% due 01/25/2045	54	41
0.667% due 01/25/2045	53	41
0.667% due 07/25/2045	59	46
0.887% due 12/25/2027	140	126
1.231% due 12/25/2046	378	242
1.421% due 08/25/2046	50,296	30,344
1.621% due 11/25/2042	9	8
1.821% due 08/25/2042	37	32
3.109% due 02/27/2034	36	36
3.359% due 10/25/2046	127	83
3.359% due 11/25/2046	1,106	723
Wells Fargo Mortgage-Backed Securities Trust
2.968% due 09/25/2034	706	709
2.980% due 04/25/2036	58	54
4.807% due 03/25/2036	332	295

		90,203

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
0.467% due 03/25/2034	41	41
0.497% due 08/25/2034	23	22
0.697% due 09/25/2042	119	117
0.747% due 06/25/2029	19	20
2.627% due 12/01/2034	45	46
2.817% due 11/01/2034	142	149
3.204% due 12/01/2030	4	5
4.500% due 02/25/2021	408	415
5.500% due 05/25/2027	20	20
6.000% due 07/25/2044	66	73
6.060% due 03/01/2023	453	521
7.000% due 09/25/2023	76	85
8.800% due 01/25/2019	117	138
Freddie Mac
0.204% due 02/01/2011	137	137
0.277% due 08/05/2011	84	84
0.497% due 09/25/2035	4,547	4,545
0.580% due 02/15/2019	9,773	9,791
0.627% due 09/25/2031	69	66
0.800% due 12/15/2031	5	5
1.621% due 10/25/2044 - 02/25/2045	340	345
1.821% due 07/25/2044	72	73
2.972% due 10/01/2036	247	259
4.500% due 02/15/2017 - 02/15/2020	340	355
5.000% due 03/15/2017 - 12/15/2031	3,481	3,628
6.500% due 07/15/2028	1,585	1,700
Ginnie Mae
3.125% due 11/20/2022 - 11/20/2024	490	503
3.375% due 03/20/2022 - 02/20/2025	169	173
3.625% due 08/20/2022 - 09/20/2026	432	444
4.375% due 04/20/2022 - 06/20/2030	1,395	1,442
6.000% due 08/20/2034	709	800
7.500% due 02/16/2030	1,766	1,929
Small Business Administration
4.625% due 02/01/2025	125	132
5.090% due 10/01/2025	64	69

		28,132

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Bonds
5.500% due 08/15/2028	1,400	1,733
U.S. Treasury Notes
1.000% due 07/31/2011	225	226
1.000% due 08/31/2011	2,955	2,975
1.000% due 10/31/2011	7,018	7,069
1.125% due 06/30/2011	4,087	4,117
1.125% due 01/15/2012 (f)	35,000	35,342
3.625% due 08/15/2019	1,000	1,059

		52,521

Total United States (Cost $458,316)		374,416

SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2010		$5,080	5,080

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $5,182. Repurchase proceeds are $5,080.)
JAPAN TREASURY BILLS 0.4%
0.118% due 07/26/2010	JPY	700,000	7,917

U.S. TREASURY BILLS 0.5%
0.100% due 07/01/2010 -
08/26/2010 (a)(c)(d)		$11,480	11,479

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.045% due 07/15/2010 (d)		1,450	1,450

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.0%
		2,296,839	23,000

Total Short-Term Instruments (Cost $48,529)			48,926

Total Investments 100.9% (Cost $2,381,462)			$2,240,239
Written Options (h) (0.0%) (Premiums $880)			0
Other Assets and Liabilities (Net) (0.9%)			(19,828)

Net Assets 100.0%			$2,220,411

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $5,430 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(d)	Securities with an aggregate market value of $7,499 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $212,271 at a weighted average interest rate of 0.100%. On June 30, 2010, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $818 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Schatz September Futures	Long	09/2010	8	$1
U.S. Treasury 5-Year Note September Futures	Long	09/2010	14	24
United Kingdom Government 10-Year Bond September Futures	Long	09/2010	161	496

				$521

(g)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%	)	12/20/2016	0.350%	$5,000	$(185)	$147	$(332)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.175%	7,000	(69)	0	(69)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.790%	8,000	91	36	55
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	1.304%	5,300	50	(81)	131
Macy’s Retail Holdings, Inc.	DUB	(2.780%	)	12/20/2016	2.229%	6,000	(190)	4	(194)
Marriott International, Inc.	BOA	(1.650%	)	06/20/2017	1.555%	6,000	(38)	610	(648)
Maytag Corp.	DUB	(0.650%	)	06/20/2015	0.546%	5,700	(30)	3	(33)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	2.097%	6,000	165	326	(161)
Rexam PLC	CITI	(4.000%	)	06/20/2013	1.000%	4,000	(353)	0	(353)
RR Donnelley & Sons Co.	BOA	(1.030%	)	06/20/2014	2.285%	5,800	267	242	25
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	2.175%	5,000	224	566	(342)

							$(68)	$1,853	$(1,921)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	261,500	$(809)	$143	$(952)
Pay	6-Month AUD Bank Bill	4.500%	06/15/2012	DUB		285,000	(1,876)	(1,091)	(785)

							$(2,685)	$(948)	$(1,737)

(h)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$36,600	$245	$0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	87,000	635	0

							$880	$0

(i)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Kreditanstalt fuer Wiederaufbau	0.169%	11/26/2010	05/19/2009	$1,755	$1,587	0.07%

(j)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	28,924	07/2010	JPM	$837	$0	$837
Buy	BRL	248,741	08/2010	HSBC	295	0	295
Sell	CAD	22,225	07/2010	HSBC	581	0	581
Sell		358,569	07/2010	JPM	7,388	0	7,388
Sell	EUR	984,905	07/2010	BCLY	6,222	0	6,222
Buy		6,110	07/2010	BNP	0	(658)	(658)
Buy		2,153	07/2010	BOA	0	(29)	(29)
Buy		49,331	07/2010	CITI	591	(41)	550
Buy		296,281	07/2010	CSFB	0	(4,581)	(4,581)
Sell		2,154	07/2010	CSFB	34	0	34
Buy		5,691	07/2010	DUB	0	(61)	(61)
Sell		204,932	07/2010	HSBC	953	0	953
Sell		18,500	07/2010	MSC	17	0	17
Buy		1,041,656	07/2010	RBS	0	(5,373)	(5,373)
Sell		202,195	07/2010	RBS	3	(325)	(322)
Sell		1,038,386	08/2010	RBS	5,350	0	5,350
Sell	GBP	75,298	09/2010	BOA	0	(904)	(904)
Sell		16,200	09/2010	CITI	37	0	37
Buy	HKD	22	07/2010	BOA	0	0	0
Sell		4	07/2010	HSBC	0	0	0
Sell		18	07/2010	JPM	0	0	0
Sell	JPY	91,456	07/2010	CITI	0	(30)	(30)
Buy		2,210,090	07/2010	HSBC	1	0	1
Sell		20,164,718	07/2010	RBC	0	(7,641)	(7,641)
Sell		700,000	07/2010	RBS	0	(412)	(412)
Buy		2,210,312	07/2010	UBS	4	0	4
Buy	KRW	149,000	07/2010	BCLY	0	(4)	(4)
Sell		284,070	07/2010	BCLY	3	(1)	2
Sell		279,870	07/2010	CITI	4	0	4
Buy		296,257	07/2010	DUB	0	(7)	(7)
Buy		246,133	07/2010	MSC	0	(7)	(7)
Sell		127,450	07/2010	RBS	1	0	1
Buy		589,147	08/2010	MSC	0	(19)	(19)
Buy		549,015	11/2010	BCLY	1	(14)	(13)
Buy		86,928	11/2010	BOA	0	(3)	(3)
Buy		610,842	11/2010	CITI	0	(18)	(18)
Buy		46,504	11/2010	DUB	0	(2)	(2)
Buy		23,460	11/2010	GSC	0	(1)	(1)
Buy		103,841	11/2010	JPM	0	(5)	(5)
Buy		80,577	11/2010	MSC	0	(4)	(4)
Buy		127,450	11/2010	RBS	0	(1)	(1)
Sell	NOK	1,120	09/2010	CITI	3	0	3
Buy	NZD	11,600	07/2010	JPM	0	(295)	(295)
Buy	SEK	11,492	09/2010	CITI	0	(1)	(1)

					$22,325	$(20,437)	$1,888

(k)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Australia	$0	$86,231	$0	$86,231
Canada
Sovereign Issues	0	447,456	0	447,456
Finland	0	12,263	0	12,263
France
Corporate Bonds & Notes	0	43,413	0	43,413
Sovereign Issues	0	541,364	0	541,364
Germany
Corporate Bonds & Notes	0	108,142	0	108,142
Sovereign Issues	0	369,647	0	369,647
Netherlands	0	156,523	0	156,523
Norway	0	22,574	0	22,574
United Kingdom	0	29,284	0	29,284
United States
Asset-Backed Securities	0	124,611	0	124,611
Corporate Bonds & Notes	0	78,949	0	78,949
Mortgage-Backed Securities	0	90,203	0	90,203
U.S. Government Agencies	0	28,132	0	28,132
U.S. Treasury Obligations	0	52,521	0	52,521
Short-Term Instruments	23,000	25,926	0	48,926

Investments, at value	$23,000	$2,217,239	$0	$2,240,239
Financial Derivative Instruments (3)	$521	$(1,770)	$0	$(1,249)

Totals	$23,521	$2,215,469	$0	$2,238,990

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Investment Grade Corporate Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 93.4%
BANKING & FINANCE 58.4%
AGFC Capital Trust I
6.000% due 01/15/2067	$3,080	$1,802
AgriBank FCB
9.125% due 07/15/2019	500	594
Allstate Corp.
7.450% due 05/16/2019	120	142
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	15,500	17,011
Ally Financial, Inc.
6.750% due 12/01/2014	100	97
6.875% due 08/28/2012	100	100
American Express Bank FSB
0.477% due 05/29/2012	750	739
5.500% due 04/16/2013	34,400	37,204
6.000% due 09/13/2017	7,200	7,919
American Express Co.
6.150% due 08/28/2017	3,480	3,821
6.800% due 09/01/2066	1,405	1,349
7.000% due 03/19/2018	41,200	47,621
8.150% due 03/19/2038	9,700	13,097
American Express Credit Corp.
0.496% due 10/04/2010	1,000	1,000
5.875% due 05/02/2013	26,505	29,027
7.300% due 08/20/2013	3,600	4,080
American Express Travel Related Services Co., Inc.
0.554% due 06/01/2011	6,600	6,530
American International Group, Inc.
0.414% due 10/18/2011	3,500	3,305
0.639% due 03/20/2012	3,000	2,894
4.250% due 05/15/2013	1,000	970
4.950% due 03/20/2012	23,900	23,960
5.450% due 05/18/2017	8,090	7,220
5.850% due 01/16/2018	40,685	36,566
6.250% due 03/15/2037	15,530	10,638
8.175% due 05/15/2068	116,500	92,909
8.250% due 08/15/2018	14,700	14,957
ANZ National International Ltd.
6.200% due 07/19/2013	38,500	42,697
Australia & New Zealand Banking Group Ltd.
3.700% due 01/13/2015	100	102
5.100% due 01/13/2020	4,200	4,402
AvalonBay Communities, Inc.
6.100% due 03/15/2020	4,900	5,430
AXA S.A.
6.463% due 12/29/2049	10,000	7,887
BAC Capital Trust XIV
5.630% due 09/29/2049	20	14
Banco do Brasil S.A.
4.500% due 01/22/2015	4,200	4,263
Banco Santander Chile
1.557% due 04/20/2012	10,700	10,699
Bank of America Capital III
0.873% due 01/15/2027	290	193
Bank of America Corp.
0.560% due 10/14/2016	4,700	4,173
1.037% due 09/11/2012	700	686
4.750% due 08/01/2015	2,400	2,457
5.625% due 10/14/2016	450	467
5.650% due 05/01/2018	7,215	7,410
5.750% due 12/01/2017	11,660	12,118
6.000% due 09/01/2017	3,800	4,007

6.500% due 08/01/2016	3,440	3,729
7.375% due 05/15/2014	3,475	3,899
Bank of America N.A.
0.817% due 06/15/2016	3,600	3,155
6.000% due 06/15/2016	100	106
Bank of New York Mellon Corp.
4.950% due 11/01/2012	425	461
Bank of Scotland PLC
0.597% due 12/08/2010	21,450	21,414
4.880% due 04/15/2011	1,000	1,032
Bank One Capital III
8.750% due 09/01/2030	75	88
Barclays Bank PLC
0.713% due 03/23/2017	12,000	10,995
2.500% due 01/23/2013	200	199
5.000% due 09/22/2016	450	462
5.125% due 01/08/2020	1,000	997
5.200% due 07/10/2014	5,200	5,495
5.450% due 09/12/2012	12,900	13,719
6.050% due 12/04/2017	32,045	32,408
6.750% due 05/22/2019	900	1,004
6.860% due 09/29/2049	360	293
7.434% due 09/29/2049	24,290	21,861
10.179% due 06/12/2021	45,800	57,458
Bear Stearns Cos. LLC
0.568% due 01/31/2011	10	10
0.646% due 08/15/2011	1,645	1,647
0.704% due 07/19/2010	500	500
4.650% due 07/02/2018	18,837	18,571
5.550% due 01/22/2017	7,630	8,009
6.400% due 10/02/2017	38,795	43,180
6.950% due 08/10/2012	4,260	4,676
7.250% due 02/01/2018	28,800	33,700
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013	425	467
5.400% due 05/15/2018	90	100
BNP Paribas
0.737% due 12/09/2016	1,000	974
5.186% due 06/29/2049	15,700	12,976
6.950% due 07/22/2013	3,850	4,192
7.195% due 12/31/2049	5,600	4,928
Boeing Capital Corp.
6.500% due 02/15/2012	400	435
Branch Banking & Trust Co.
0.856% due 09/13/2016	23,000	21,422
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	1,000	1,210
Cantor Fitzgerald LP
7.875% due 10/15/2019	7,340	7,612
Capital One Bank USA N.A.
8.800% due 07/15/2019	10,900	13,639
Capital One Financial Corp.
5.500% due 06/01/2015	15,000	16,121
Caterpillar Financial Services Corp.
7.150% due 02/15/2019	199	246
CBA Capital Trust II
6.024% due 03/29/2049	8,265	7,448
CIT Group, Inc.
7.000% due 05/01/2013	803	773
7.000% due 05/01/2014	1,204	1,141
7.000% due 05/01/2015	1,204	1,117
7.000% due 05/01/2016	2,007	1,841
7.000% due 05/01/2017	2,809	2,543

Citigroup Capital XXI
8.300% due 12/21/2057	66,000	64,610
Citigroup, Inc.
0.807% due 06/09/2016	5,000	4,062
2.136% due 05/15/2018	4,080	3,830
5.000% due 09/15/2014	15,140	15,163
5.300% due 10/17/2012	1,110	1,151
5.500% due 04/11/2013	7,010	7,293
5.500% due 02/15/2017	250	247
5.850% due 07/02/2013	900	943
5.850% due 12/11/2034	3,000	2,852
5.875% due 05/29/2037	100	94
6.000% due 02/21/2012	3,800	3,979
6.000% due 08/15/2017	15,900	16,549
6.010% due 01/15/2015	179	188
6.125% due 11/21/2017	15,460	16,179
6.125% due 05/15/2018	415	434
6.125% due 08/25/2036	7,700	7,029
6.375% due 08/12/2014	2,300	2,446
6.500% due 08/19/2013	85	91
6.625% due 06/15/2032	10,000	9,557
8.125% due 07/15/2039	13,883	16,634
8.500% due 05/22/2019	624	746
CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,075
6.000% due 08/15/2011	2,000	2,059
Commonwealth Bank of Australia
5.000% due 10/15/2019	2,500	2,602
Countrywide Financial Corp.
0.800% due 05/07/2012	900	879
5.800% due 06/07/2012	4,375	4,603
6.250% due 05/15/2016	4,140	4,323
Credit Agricole S.A.
6.637% due 05/29/2049	12,335	9,128
Credit Suisse
5.000% due 05/15/2013	23,000	24,596
Credit Suisse USA, Inc.
0.726% due 03/02/2011	3,000	3,000
6.125% due 11/15/2011	170	181
Crown Castle Towers LLC
6.113% due 01/15/2020	200	220
Danske Bank A/S
5.914% due 12/29/2049	10,100	8,786
Duke Realty LP
8.250% due 08/15/2019	4,100	4,761
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	1,000	1,127
FIA Card Services N.A.
6.625% due 06/15/2012	4,837	5,157
7.125% due 11/15/2012	1,300	1,417
First Tennessee Bank N.A.
0.570% due 02/14/2011	10,000	9,970
First Union Capital I
7.935% due 01/15/2027	10,525	10,711
Fleet Capital Trust V
1.539% due 12/18/2028	3,000	2,186
General Electric Capital Corp.
0.659% due 06/20/2013	17,400	16,614
4.250% due 12/01/2010	30	30
5.250% due 10/19/2012	75	80
5.625% due 09/15/2017	5,060	5,420
5.875% due 01/14/2038	13,200	13,005
6.375% due 11/15/2067	2,685	2,514

6.750% due 03/15/2032	9,900	10,698
6.875% due 01/10/2039	8,855	9,822
Genworth Global Funding Trusts
0.493% due 04/15/2014	100	87
5.125% due 03/15/2011	200	204
Goldman Sachs Capital II
5.793% due 06/01/2043	15,010	11,408
Goldman Sachs Group, Inc.
0.707% due 07/22/2015	10,000	9,040
0.794% due 01/12/2015	2,800	2,581
0.988% due 03/22/2016	6,700	5,987
5.125% due 01/15/2015	7,000	7,363
5.300% due 02/14/2012	200	208
5.350% due 01/15/2016	100	104
5.450% due 11/01/2012	50	53
5.500% due 11/15/2014	281	298
5.700% due 09/01/2012	800	845
5.750% due 10/01/2016	21,497	22,728
5.950% due 01/18/2018	18,825	19,595
6.150% due 04/01/2018	20,255	21,263
6.250% due 09/01/2017	24,245	25,713
6.450% due 05/01/2036	4,700	4,510
6.750% due 10/01/2037	18,375	18,091
7.500% due 02/15/2019	14,386	16,117
HBOS Capital Funding LP
6.071% due 06/29/2049	14,500	10,150
HBOS PLC
6.000% due 11/01/2033	1,265	929
6.750% due 05/21/2018	32,180	30,189
HCP, Inc.
6.300% due 09/15/2016	250	259
HSBC Bank USA N.A.
7.000% due 01/15/2039	5,600	6,323
HSBC Capital Funding LP
4.610% due 12/31/2049	17,790	15,379
HSBC Finance Corp.
0.584% due 08/09/2011	13,600	13,480
0.586% due 04/24/2012	2,350	2,294
0.887% due 09/14/2012	1,500	1,455
0.968% due 06/01/2016	800	724
5.000% due 10/15/2010	1,000	1,007
6.750% due 05/15/2011	130	135
8.000% due 07/15/2010	3,500	3,506
HSBC Holdings PLC
6.500% due 05/02/2036	7,900	8,230
6.500% due 09/15/2037	9,275	9,644
7.625% due 05/17/2032	1,230	1,379
International Lease Finance Corp.
5.125% due 11/01/2010	200	199
5.250% due 01/10/2013	5,000	4,600
5.350% due 03/01/2012	655	622
5.625% due 09/15/2010	160	160
5.750% due 06/15/2011	1,780	1,756
JPMorgan Chase & Co.
4.750% due 05/01/2013	135	144
5.125% due 09/15/2014	135	144
5.150% due 10/01/2015	200	214
5.750% due 01/02/2013	4,125	4,440
6.000% due 01/15/2018	6,245	6,911
6.300% due 04/23/2019	2,300	2,604
6.400% due 05/15/2038	22,585	26,270
7.900% due 04/29/2049	23,500	24,301

JPMorgan Chase Bank N.A.
0.866% due 06/13/2016		11,250	10,599
5.875% due 06/13/2016		2,150	2,356
6.000% due 10/01/2017		32,000	34,919
JPMorgan Chase Capital XIII
1.483% due 09/30/2034		3,000	2,235
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		200	201
JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,200	1,153
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		375	383
LBG Capital No.1 PLC
7.875% due 11/01/2020		8,800	7,172
8.500% due 12/29/2049		23,000	18,055
Lehman Brothers Holdings, Inc.
4.375% due 11/30/2010 (a)		2,850	577
4.500% due 07/26/2010 (a)		140	28
5.250% due 02/06/2012 (a)		75	15
5.875% due 11/15/2017 (a)		8,150	1,650
6.875% due 05/02/2018 (a)		16,693	3,485
6.875% due 07/17/2037 (a)		2,100	4
7.020% due 05/12/2014 (a)		5,190	986
7.500% due 05/11/2038 (a)		10,000	18
7.875% due 05/08/2018 (a)	GBP	16,500	5,793
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$200	189
Macquarie Group Ltd.
7.300% due 08/01/2014		16,500	18,213
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,000	2,014
MassMutual Global Funding II
3.625% due 07/16/2012		10,000	10,448
MBNA Capital B
1.144% due 02/01/2027		2,000	1,356
Merrill Lynch & Co., Inc.
0.768% due 06/05/2012		5,000	4,859
5.000% due 01/15/2015		1,000	1,032
5.450% due 02/05/2013		900	945
5.450% due 07/15/2014		3,375	3,575
5.700% due 05/02/2017		210	211
6.050% due 08/15/2012		18,100	19,258
6.400% due 08/28/2017		20,500	21,419
6.875% due 04/25/2018		38,210	40,848
MetLife, Inc.
5.000% due 11/24/2013		700	758
6.400% due 12/15/2036		30	27
6.750% due 06/01/2016		1,565	1,774
6.817% due 08/15/2018		300	340
Metropolitan Life Global Funding I
0.643% due 08/13/2012		2,250	2,217
1.664% due 09/17/2012		3,500	3,514
5.125% due 04/10/2013		9,530	10,317
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		1,500	1,622
Morgan Stanley
0.545% due 01/09/2012		1,000	973
0.595% due 01/09/2014		29,740	27,403
0.754% due 10/18/2016		13,250	11,543
0.783% due 10/15/2015		6,305	5,635
4.100% due 01/26/2015		400	390
4.750% due 04/01/2014		1,270	1,273
5.450% due 01/09/2017		5,000	4,966
5.550% due 04/27/2017		1,930	1,918

5.625% due 01/09/2012	4,512	4,697
5.750% due 10/18/2016	10,000	10,093
5.950% due 12/28/2017	325	330
6.000% due 05/13/2014	13,285	14,092
6.000% due 04/28/2015	17,660	18,483
6.250% due 08/28/2017	1,900	1,935
6.600% due 04/01/2012	1,062	1,128
6.625% due 04/01/2018	51,480	54,072
6.750% due 04/15/2011	3,494	3,616
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	26,900	26,070
National Australia Bank Ltd.
5.350% due 06/12/2013	20,000	21,690
National City Bank
5.250% due 12/15/2016	10,000	10,530
National City Bank of Kentucky
6.300% due 02/15/2011	2,100	2,140
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	903
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	1,715	1,882
New York Life Global Funding
5.250% due 10/16/2012	500	542
Nordea Bank AB
3.700% due 11/13/2014	200	204
Pacific Life Global Funding
5.150% due 04/15/2013	9,000	9,443
Pacific Life Insurance Co.
9.250% due 06/15/2039	12,000	15,063
Pricoa Global Funding I
0.438% due 01/30/2012	965	947
Rabobank Nederland NV
3.000% due 09/18/2012	800	827
11.000% due 06/29/2049	25,108	31,134
Regions Bank
6.450% due 06/26/2037	750	626
7.500% due 05/15/2018	13,050	13,276
Regions Financial Corp.
0.707% due 06/26/2012	6,000	5,649
7.375% due 12/10/2037	1,000	865
7.750% due 11/10/2014	4,325	4,568
Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,532
Royal Bank of Scotland Group PLC
0.494% due 04/11/2016	40,000	31,267
0.738% due 08/29/2017	6,600	5,196
4.875% due 08/25/2014	200	201
6.400% due 10/21/2019	450	457
6.990% due 10/29/2049	26,135	17,118
7.640% due 03/29/2049	600	346
Santander Holdings USA, Inc.
2.500% due 06/15/2012	5,010	5,152
Santander Issuances S.A. Unipersonal
5.805% due 06/20/2016	600	581
Simon Property Group LP
5.000% due 03/01/2012	450	469
5.750% due 12/01/2015	5,000	5,506
6.750% due 05/15/2014	6,000	6,751
SLM Corp.
0.476% due 07/26/2010	200	200
0.546% due 10/25/2011	2,500	2,368
0.616% due 01/27/2014	954	787
0.737% due 03/15/2011	500	489

4.500% due 07/26/2010	200	200
8.450% due 06/15/2018	6,280	5,808
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	17,550	18,810
Societe Generale
5.750% due 04/20/2016	25,735	26,798
State Street Capital Trust III
8.250% due 01/29/2049	3,131	3,137
State Street Capital Trust IV
1.537% due 06/15/2037	15,500	11,161
SunTrust Capital VIII
6.100% due 12/15/2036	118	90
Targeted Return Index Securities Trust
6.814% due 01/15/2012	373	388
Tiers Trust
8.125% due 09/15/2017	564	469
U.S. Bank N.A.
0.580% due 10/14/2014	40,815	39,625
UBS AG
5.750% due 04/25/2018	64,600	66,791
5.875% due 12/20/2017	18,840	19,984
UBS Preferred Funding Trust V
6.243% due 05/29/2049	19,100	16,569
UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,482	27,445
USB Capital IX
6.189% due 10/29/2049	16,250	11,884
Wachovia Bank N.A.
0.867% due 03/15/2016	4,000	3,732
5.000% due 09/28/2011	5,000	5,162
6.600% due 01/15/2038	250	273
Wachovia Capital Trust III
5.800% due 03/29/2049	34,340	27,644
Wachovia Capital Trust V
7.965% due 06/01/2027	5,000	5,010
Wachovia Corp.
0.433% due 10/15/2011	200	199
0.534% due 08/01/2013	200	195
0.688% due 03/01/2012	6,500	6,428
0.807% due 06/15/2017	15,071	13,063
5.500% due 05/01/2013	26,265	28,533
5.750% due 02/01/2018	745	818
Wachovia Mortgage FSB
0.638% due 03/22/2011	1,400	1,400
WEA Finance LLC
6.750% due 09/02/2019	6,900	7,689
Wells Fargo & Co.
3.750% due 10/01/2014	165	169
4.375% due 01/31/2013	155	164
4.950% due 10/16/2013	1,700	1,810
5.250% due 10/23/2012	160	171
5.625% due 12/11/2017	490	537
7.980% due 03/29/2049	22,800	23,598
Wells Fargo Bank N.A.
0.646% due 05/16/2016	10,700	9,839
4.750% due 02/09/2015	2,875	3,013
5.950% due 08/26/2036	500	511
Wells Fargo Capital X
5.950% due 12/15/2036	11,567	10,337
Wells Fargo Capital XIII
7.700% due 12/29/2049	29,005	29,440
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	6,100	6,551

		2,596,830

INDUSTRIALS 20.6%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	140	142
Altria Group, Inc.
7.750% due 02/06/2014	1,900	2,200
9.250% due 08/06/2019	10,000	12,509
9.700% due 11/10/2018	3,000	3,807
9.950% due 11/10/2038	10,056	13,264
10.200% due 02/06/2039	29,000	39,055
Amgen, Inc.
5.700% due 02/01/2019	2,100	2,445
5.850% due 06/01/2017	150	174
6.375% due 06/01/2037	500	591
Anadarko Petroleum Corp.
7.950% due 06/15/2039	5,000	4,284
Anheuser-Busch Cos., Inc.
4.375% due 01/15/2013	550	580
5.500% due 01/15/2018	800	874
7.500% due 03/15/2012	175	192
Anheuser-Busch InBev Worldwide, Inc.
6.375% due 01/15/2040	3,400	3,906
Apache Corp.
5.625% due 01/15/2017	200	226
6.000% due 01/15/2037	2,600	2,887
ArcelorMittal
7.000% due 10/15/2039	170	180
9.850% due 06/01/2019	840	1,052
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	3,560	3,813
BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	25	30
BP AMI Leasing, Inc.
5.523% due 05/08/2019	850	718
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017	1,960	2,195
8.125% due 04/15/2020	7,000	8,991
Canadian National Railway Co.
6.900% due 07/15/2028	1,200	1,478
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	4,600	5,160
6.500% due 02/15/2037	4,300	4,830
6.750% due 02/01/2039	6,600	7,757
Cenovus Energy, Inc.
6.750% due 11/15/2039	200	231
Cisco Systems, Inc.
5.500% due 01/15/2040	2,000	2,107
Colorado Interstate Gas Co.
6.800% due 11/15/2015	49	57
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	55
Comcast Cable Holdings LLC
9.800% due 02/01/2012	1,830	2,048
Comcast Corp.
5.875% due 02/15/2018	16,525	18,430
6.450% due 03/15/2037	2,300	2,500
6.500% due 01/15/2017	1,527	1,753
6.550% due 07/01/2039	600	660
6.950% due 08/15/2037	1,100	1,258
7.050% due 03/15/2033	5,000	5,801
ConAgra Foods, Inc.
6.750% due 09/15/2011	1	1
Continental Airlines 2000-2 Class A-1 Pass-Through Trust
7.707% due 04/02/2021	31	32

Covidien International Finance S.A.
6.000% due 10/15/2017	1,500	1,745
6.550% due 10/15/2037	4,300	5,232
CSX Corp.
5.300% due 02/15/2014	400	441
CVS Pass-Through Trust
6.943% due 01/10/2030	13,351	14,765
Daimler Finance North America LLC
5.750% due 09/08/2011	2,000	2,083
6.500% due 11/15/2013	140	157
Delta Air Lines, Inc.
6.619% due 03/18/2011	612	621
7.111% due 09/18/2011	5,000	5,162
7.570% due 11/18/2010	500	506
8.021% due 08/10/2022	533	508
Devon Energy Corp.
5.625% due 01/15/2014	900	1,000
Dow Chemical Co.
5.700% due 05/15/2018	50	53
5.900% due 02/15/2015	22,300	24,405
6.125% due 02/01/2011	2,730	2,783
7.600% due 05/15/2014	9,500	10,983
8.550% due 05/15/2019	13,000	15,950
9.400% due 05/15/2039	5,174	7,227
El Paso Corp.
7.800% due 08/01/2031	41,285	41,076
8.050% due 10/15/2030	9,200	9,155
El Paso Natural Gas Co.
8.375% due 06/15/2032	150	177
Emerson Electric Co.
5.250% due 11/15/2039	3,000	3,224
Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	3,924
EnCana Corp.
5.900% due 12/01/2017	5,700	6,421
6.500% due 08/15/2034	1,200	1,328
6.500% due 02/01/2038	8,700	9,723
6.625% due 08/15/2037	8,000	8,987
Energy Transfer Partners LP
5.650% due 08/01/2012	9,060	9,613
5.950% due 02/01/2015	3,500	3,739
6.000% due 07/01/2013	4,110	4,465
6.125% due 02/15/2017	3,045	3,172
6.700% due 07/01/2018	500	539
7.500% due 07/01/2038	4,400	4,518
8.500% due 04/15/2014	4,600	5,335
9.700% due 03/15/2019	363	439
Enterprise Products Operating LLC
4.600% due 08/01/2012	1,000	1,047
5.000% due 03/01/2015	900	948
6.300% due 09/15/2017	1,435	1,609
6.500% due 01/31/2019	10,000	11,238
EOG Resources, Inc.
5.875% due 09/15/2017	20,000	22,569
6.875% due 10/01/2018	460	560
Express Scripts, Inc.
5.250% due 06/15/2012	4,200	4,490
7.250% due 06/15/2019	1,700	2,060
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	9,530	10,497
Gaz Capital S.A. for Gazprom
6.212% due 11/22/2016	130	132
6.510% due 03/07/2022	150	145
8.146% due 04/11/2018	14,000	15,347

General Electric Co.
5.000% due 02/01/2013	325	349
5.250% due 12/06/2017	10,145	11,056
Hess Corp.
7.300% due 08/15/2031	2,133	2,527
7.875% due 10/01/2029	1,650	2,038
HJ Heinz Finance Co.
6.000% due 03/15/2012	1,400	1,506
7.125% due 08/01/2039	19,100	23,464
Hospira, Inc.
5.550% due 03/30/2012	100	107
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	160	171
International Business Machines Corp.
5.700% due 09/14/2017	100	116
International Paper Co.
7.500% due 08/15/2021	210	247
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	1,900	2,012
5.625% due 02/15/2015	3,770	4,076
5.800% due 03/01/2021	8,600	9,210
5.950% due 02/15/2018	9,981	10,803
6.000% due 02/01/2017	2,455	2,679
6.500% due 02/01/2037	1,150	1,177
6.500% due 09/01/2039	20,015	20,722
6.850% due 02/15/2020	33,500	38,222
7.300% due 08/15/2033	5,500	6,040
Kraft Foods, Inc.
6.500% due 08/11/2017	6,400	7,449
6.875% due 02/01/2038	200	234
L-3 Communications Corp.
5.200% due 10/15/2019	500	523
Loews Corp.
5.250% due 03/15/2016	2,000	2,174
Merck & Co., Inc.
5.000% due 06/30/2019	900	1,004
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	14,000	14,586
Newmont Mining Corp.
5.875% due 04/01/2035	1,800	1,860
6.250% due 10/01/2039	3,100	3,400
Noble Energy, Inc.
8.250% due 03/01/2019	150	182
Nokia OYJ
6.625% due 05/15/2039	1,200	1,324
Northwest Pipeline GP
5.950% due 04/15/2017	990	1,091
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	5,000	5,612
ONEOK Partners LP
6.650% due 10/01/2036	525	541
6.850% due 10/15/2037	9,100	9,657
Petrobras International Finance Co.
6.125% due 10/06/2016	80	85
Petro-Canada
6.050% due 05/15/2018	95	107
Pfizer, Inc.
6.200% due 03/15/2019	230	274
Philip Morris International, Inc.
6.375% due 05/16/2038	13,870	16,356
Plains All American Pipeline LP
6.125% due 01/15/2017	1,000	1,088
6.650% due 01/15/2037	100	100

Procter & Gamble Co.
3.500% due 02/15/2015	10,000	10,670
RadioShack Corp.
7.375% due 05/15/2011	1,900	1,971
Reynolds American, Inc.
1.237% due 06/15/2011	200	199
6.750% due 06/15/2017	10,700	11,615
7.250% due 06/15/2037	7,000	7,232
Rio Tinto Finance USA Ltd.
6.500% due 07/15/2018	490	560
8.950% due 05/01/2014	3,500	4,250
9.000% due 05/01/2019	4,535	5,966
Roche Holdings, Inc.
6.000% due 03/01/2019	2,525	2,948
Rockies Express Pipeline LLC
6.250% due 07/15/2013	330	351
6.850% due 07/15/2018	6,795	7,174
7.500% due 07/15/2038	1,000	986
Rohm and Haas Co.
6.000% due 09/15/2017	10,740	11,737
RR Donnelley & Sons Co.
6.125% due 01/15/2017	3,000	3,019
11.250% due 02/01/2019	4,000	5,107
Statoil ASA
6.500% due 12/01/2028	2,000	2,326
Suncor Energy, Inc.
6.850% due 06/01/2039	2,100	2,426
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	2,012	2,133
7.156% due 12/15/2011	412	430
Target Corp.
7.000% due 01/15/2038	8,900	11,424
TCI Communications, Inc.
8.750% due 08/01/2015	127	157
Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	235	270
7.625% due 04/01/2037	70	78
Time Warner Cable, Inc.
5.850% due 05/01/2017	23,320	25,659
6.550% due 05/01/2037	9,400	10,186
6.750% due 07/01/2018	1,890	2,175
6.750% due 06/15/2039	1,345	1,494
8.250% due 04/01/2019	640	789
8.750% due 02/14/2019	1,418	1,793
Time Warner Entertainment Co. LP
10.150% due 05/01/2012	250	285
Time Warner, Inc.
5.500% due 11/15/2011	1,000	1,054
7.625% due 04/15/2031	5	6
7.700% due 05/01/2032	185	224
TransCanada Pipelines Ltd.
5.850% due 03/15/2036	485	500
6.350% due 05/15/2067	500	446
6.500% due 08/15/2018	935	1,098
7.125% due 01/15/2019	3,282	3,999
7.625% due 01/15/2039	24,300	31,214
Transocean, Inc.
6.000% due 03/15/2018	3,000	2,767
6.800% due 03/15/2038	2,000	1,811
UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	718	312

United Airlines, Inc.
8.390% due 01/21/2011 (a)	1,584	5
10.020% due 03/22/2014 (a)	596	241
10.125% due 03/22/2015 (a)	1,567	603
UnitedHealth Group, Inc.
4.875% due 02/15/2013	140	151
5.800% due 03/15/2036	5,000	5,050
Universal Health Services, Inc.
7.125% due 06/30/2016	500	508
Vale Overseas Ltd.
6.875% due 11/21/2036	241	252
Vivendi S.A.
6.625% due 04/04/2018	12,175	13,601
Wal-Mart Stores, Inc.
5.800% due 02/15/2018	4,500	5,313
6.200% due 04/15/2038	1,300	1,529
Weyerhaeuser Co.
6.750% due 03/15/2012	2,450	2,648
7.375% due 03/15/2032	26,300	26,079
Williams Cos., Inc.
7.875% due 09/01/2021	93	107
Williams Partners LP
7.250% due 02/01/2017	350	398
Wyeth
5.950% due 04/01/2037	1,300	1,480
Xstrata Canada Corp.
7.250% due 07/15/2012	635	688
XTO Energy, Inc.
5.500% due 06/15/2018	5,000	5,731
5.650% due 04/01/2016	800	918
6.100% due 04/01/2036	5,000	5,950
6.250% due 04/15/2013	2,640	2,983
6.250% due 08/01/2017	940	1,122
6.500% due 12/15/2018	8,890	10,814
6.750% due 08/01/2037	300	388
Yum! Brands, Inc.
6.875% due 11/15/2037	5,700	6,574

		914,514

UTILITIES 14.4%
AEP Texas Central Co.
6.650% due 02/15/2033	300	341
Alabama Power Co.
5.500% due 10/15/2017	300	341
Appalachian Power Co.
5.650% due 08/15/2012	5,110	5,483
5.800% due 10/01/2035	4,279	4,380
AT&T Corp.
7.300% due 11/15/2011	1,527	1,651
8.000% due 11/15/2031	27,300	35,307
AT&T, Inc.
5.600% due 05/15/2018	4,300	4,795
5.800% due 02/15/2019	6,300	7,111
6.150% due 09/15/2034	20,000	21,109
6.300% due 01/15/2038	2,400	2,619
6.550% due 02/15/2039	1,350	1,521
6.700% due 11/15/2013	1,037	1,198
BellSouth Corp.
6.550% due 06/15/2034	13,960	15,454
BP Capital Markets PLC
0.667% due 04/11/2011	3,000	2,870
3.750% due 06/17/2013	4,000	3,569

British Telecommunications PLC
5.950% due 01/15/2018	543	568
9.375% due 12/15/2010	7,760	8,026
9.875% due 12/15/2030	3,300	4,044
Bruce Mansfield Unit
6.850% due 06/01/2034	1,668	1,749
BVPS II Funding Corp.
8.890% due 06/01/2017	1,264	1,355
Carolina Power & Light Co.
5.300% due 01/15/2019	8,020	8,991
6.300% due 04/01/2038	3,600	4,314
Cedar Brakes II LLC
9.875% due 09/01/2013	513	529
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	2,400	2,750
6.650% due 04/01/2019	4,800	5,842
6.750% due 04/01/2038	9,500	11,644
Consumers Energy Co.
5.500% due 08/15/2016	1,730	1,918
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	1,500	1,610
8.750% due 06/15/2030	20,912	27,130
9.250% due 06/01/2032	20,000	27,335
Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	3,308
5.700% due 09/17/2012	830	898
6.000% due 11/30/2017	500	572
Duke Energy Carolinas LLC
5.625% due 11/30/2012	175	192
6.050% due 04/15/2038	1,500	1,752
Duke Energy Corp.
6.250% due 06/15/2018	300	342
6.300% due 02/01/2014	3,500	3,944
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,307
EDF S.A.
4.600% due 01/27/2020	205	211
6.500% due 01/26/2019	9,300	10,849
6.950% due 01/26/2039	13,048	15,815
Entergy Arkansas, Inc.
5.400% due 05/01/2018	8,884	8,902
Entergy Gulf States Louisiana LLC
5.590% due 10/01/2024	1,500	1,642
6.000% due 05/01/2018	1,000	1,122
Entergy Gulf States, Inc.
5.250% due 08/01/2015	276	276
6.180% due 03/01/2035	4,965	4,924
Entergy Louisiana LLC
6.500% due 09/01/2018	360	416
Entergy Texas, Inc.
7.125% due 02/01/2019	3,981	4,714
FirstEnergy Corp.
7.375% due 11/15/2031	288	305
FirstEnergy Solutions Corp.
6.050% due 08/15/2021	5,000	5,115
6.800% due 08/15/2039	300	298
Florida Power Corp.
5.800% due 09/15/2017	5,000	5,703
6.400% due 06/15/2038	9,300	11,180
France Telecom S.A.
7.750% due 03/01/2011	300	313
8.500% due 03/01/2031	1,000	1,382
GG1C Funding Corp.
5.129% due 01/15/2014	1,307	1,335

Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,070
Jersey Central Power & Light Co.
7.350% due 02/01/2019	6,115	7,287
Kentucky Power Co.
6.000% due 09/15/2017	18,600	20,160
Metropolitan Edison Co.
7.700% due 01/15/2019	155	188
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	240	260
5.950% due 05/15/2037	1,000	1,077
6.125% due 04/01/2036	1,105	1,223
Nevada Power Co.
7.125% due 03/15/2019	5,000	5,929
NGPL PipeCo LLC
6.514% due 12/15/2012	16,565	16,507
7.119% due 12/15/2017	29,480	28,177
7.768% due 12/15/2037	4,000	3,570
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,238
Ohio Power Co.
6.000% due 06/01/2016	45	51
6.375% due 07/15/2033	12,100	13,086
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	515	606
7.000% due 05/01/2032	1,000	1,179
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,229
Pacific Gas & Electric Co.
6.050% due 03/01/2034	10,150	11,386
PacifiCorp
5.650% due 07/15/2018	971	1,113
6.000% due 01/15/2039	1,000	1,156
PNPP II Funding Corp.
9.120% due 05/30/2016	1,046	1,147
Progress Energy, Inc.
7.100% due 03/01/2011	1,758	1,828
7.750% due 03/01/2031	6,850	8,715
PSEG Power LLC
5.320% due 09/15/2016	20,000	21,593
8.625% due 04/15/2031	6,400	8,450
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,557
Public Service Electric & Gas Co.
5.300% due 05/01/2018	4,800	5,278
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,300	1,498
Telecom Italia Capital S.A.
0.914% due 07/18/2011	13,385	13,199
4.950% due 09/30/2014	4,100	4,114
5.250% due 10/01/2015	5,475	5,534
6.175% due 06/18/2014	6,000	6,280
7.721% due 06/04/2038	7,692	7,914
Telefonica Emisiones SAU
2.582% due 04/26/2013	2,000	1,988
4.949% due 01/15/2015	19,300	20,247
Union Electric Co.
8.450% due 03/15/2039	845	1,207
Utility Contract Funding LLC
7.944% due 10/01/2016	428	458
Verizon Communications, Inc.
6.100% due 04/15/2018	350	398
6.250% due 04/01/2037	10,000	10,803
6.350% due 04/01/2019	2,680	3,109

6.900% due 04/15/2038	11,000	12,927
8.750% due 11/01/2018	10,650	13,878
8.950% due 03/01/2039	6,392	9,102
Verizon Global Funding Corp.
7.375% due 09/01/2012	325	365
Verizon Wireless Capital LLC
3.750% due 05/20/2011	5,100	5,225
7.375% due 11/15/2013	1,201	1,410
Virginia Electric and Power Co.
5.000% due 06/30/2019	7,500	8,200
5.100% due 11/30/2012	1,250	1,358
5.400% due 04/30/2018	10,500	11,728
5.950% due 09/15/2017	10,000	11,535
6.350% due 11/30/2037	4,400	5,154
Vodafone Group PLC
5.450% due 06/10/2019	655	703

		641,765

Total Corporate Bonds & Notes (Cost $3,924,482)		4,153,109

CONVERTIBLE BONDS & NOTES 0.5%
Amgen, Inc.
0.125% due 02/01/2011	600	596
Transocean, Inc.
1.500% due 12/15/2037	16,220	14,477
1.625% due 12/15/2037	7,500	7,303
U.S. Bancorp
0.000% due 09/20/2036	80	77

Total Convertible Bonds & Notes (Cost $22,368)		22,453

MUNICIPAL BONDS & NOTES 0.4%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	5,616
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	3,500	3,662
Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	5,000	4,901
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	795	969
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	620	758
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	725	795

Total Municipal Bonds & Notes (Cost $16,317)		16,701

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
0.204% due 02/01/2011 (d)	16	16
0.254% due 05/04/2011	199	199
0.351% due 04/01/2011	260	260
0.607% due 03/09/2011 (d)	510	511
Ginnie Mae
8.500% due 08/15/2030	36	42

Total U.S. Government Agencies (Cost $1,023)		1,028

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.875% due 02/29/2012	650	654
1.000% due 07/31/2011	1,149	1,157
1.000% due 08/31/2011	5,000	5,033

Total U.S. Treasury Obligations (Cost $6,834)		6,844

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.546% due 01/15/2046	8,600	8,775

Total Mortgage-Backed Securities (Cost $8,729)		8,775

ASSET-BACKED SECURITIES 0.0%
Denver Arena Trust
6.940% due 11/15/2019	1,317	1,185
MASTR Asset-Backed Securities Trust
0.427% due 05/25/2037	105	100

Total Asset-Backed Securities (Cost $1,311)		1,285

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
8.250% due 01/20/2034	2,500	3,313
8.750% due 02/04/2025	3,500	4,734
Mexico Government International Bond
5.950% due 03/19/2019	13,200	14,718
6.050% due 01/11/2040	16,400	17,384
Societe Financement de l'Economie Francaise
0.504% due 07/16/2012	10,700	10,756

Total Sovereign Issues (Cost $47,609)		50,905

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
American International Group, Inc.
8.500% due 08/01/2011	60,800	584
Wells Fargo & Co.
7.500% due 12/31/2049	22,000	20,570

Total Convertible Preferred Securities (Cost $20,482)		21,154

PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
3.750% due 12/31/2049	200,000	3,590
Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	2

Total Preferred Stocks (Cost $5,232)		3,592

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.5%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$5,175	5,175

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $5,282. Repurchase proceeds are $5,175.)

U.S. TREASURY BILLS 0.1%
0.134% due 07/01/2010 - 12/02/2010 (b)(d)	2,530	2,530

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.152% due 07/15/2010 (d)	390	390

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.3%
	10,385,547	104,000

Total Short-Term Instruments (Cost $112,086)		112,095

Total Investments 98.9% (Cost $4,166,473)		$4,397,941
Other Assets and Liabilities (Net) 1.1%		46,738

Net Assets 100.0%		$4,444,679

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $3,196 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	RBS	(0.810%	)	12/20/2015	0.719%	$2,500	$(12)	$0	$(12)
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	1.532%	5,000	389	0	389
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.556%	1,000	3	19	(16)
Citigroup, Inc.	DUB	(1.000%	)	06/20/2016	2.321%	5,000	349	384	(35)
CNA Financial Corp.	BCLY	(0.285%	)	09/20/2011	1.916%	2,000	39	0	39
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	2.708%	2,000	180	0	180
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	1.998%	4,000	276	0	276
CSX Corp.	BNP	(1.000%	)	03/20/2014	0.423%	400	(8)	5	(13)
CVS Caremark Corp.	CSFB	(0.250%	)	09/20/2011	0.211%	1,600	(1)	0	(1)
Daimler Finance North America LLC	BCLY	(0.535%	)	09/20/2011	0.691%	2,000	4	0	4
Dominion Resources, Inc.	BOA	(0.455%	)	03/20/2016	0.625%	3,000	27	0	27
Dow Chemical Co.	CITI	(1.000%	)	06/20/2019	2.039%	2,500	188	225	(37)
Goldman Sachs Group, Inc.	JPM	(1.000%	)	06/20/2015	1.874%	18,200	711	319	392
H.J. Heinz Finance Co.	RBS	(0.380%	)	03/20/2012	0.390%	3,100	0	0	0
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	6.254%	5,000	701	0	701
JPMorgan Chase & Co.	DUB	(1.500%	)	12/20/2018	1.136%	7,300	(196)	0	(196)
Loews Corp.	JPM	(0.280%	)	03/20/2016	1.384%	2,000	115	0	115
Marsh & McLennan Cos., Inc.	MSC	(0.590%	)	09/20/2010	0.975%	2,000	2	0	2
Merrill Lynch & Co., Inc.	UBS	(2.300%	)	06/20/2018	1.906%	1,300	(35)	0	(35)
Morgan Stanley	RBS	(0.275%	)	12/20/2015	2.702%	2,000	229	0	229
Morgan Stanley	RBS	(0.320%	)	12/20/2016	2.690%	4,000	511	0	511
RadioShack Corp.	BOA	(1.290%	)	06/20/2011	1.642%	1,900	6	0	6
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.924%	4,000	(159)	0	(159)
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.778%	3,000	(83)	0	(83)
UBS AG	BCLY	(2.260%	)	03/20/2014	1.427%	11,340	(341)	0	(341)
UBS AG	BCLY	(2.280%	)	03/20/2014	1.427%	20,000	(616)	0	(616)
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	3.487%	500	68	33	35

							$2,347	$985	$1,362

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc.	MSC	0.410%	09/20/2011	0.335%	$2,000	$2	$0	$2
American Express Co.	JPM	2.750%	03/20/2014	1.032%	400	25	0	25
American Express Co.	RBS	2.050%	03/20/2013	0.947%	4,800	144	0	144
American International Group, Inc.	BCLY	1.150%	06/20/2013	3.223%	7,100	(400)	0	(400)
American International Group, Inc.	DUB	1.920%	03/20/2013	3.156%	7,000	(215)	0	(215)
American International Group, Inc.	DUB	1.430%	06/20/2013	3.223%	25,000	(1,216)	0	(1,216)
American International Group, Inc.	RBS	1.200%	06/20/2013	3.223%	1,700	(94)	0	(94)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	1.982%	5,000	(210)	(62)	(148)
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	6.737%	200	(12)	(14)	2
BP Capital Markets PLC	BNP	1.000%	09/20/2011	6.737%	200	(13)	(15)	2
BP Capital Markets PLC	DUB	5.000%	09/20/2011	6.737%	500	(9)	(13)	4
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.661%	4,000	11	19	(8)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.342%	5,100	(81)	(31)	(50)
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.342%	14,000	(220)	(160)	(60)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.661%	8,000	21	36	(15)
Brazil Government International Bond	UBS	1.000%	06/20/2015	1.342%	3,150	(50)	(38)	(12)
China Government International Bond	BCLY	1.000%	06/20/2015	0.902%	2,000	10	38	(28)
China Government International Bond	HSBC	1.000%	06/20/2015	0.902%	2,100	11	37	(26)
China Government International Bond	RBS	1.000%	06/20/2015	0.902%	10,000	49	194	(145)
China Government International Bond	UBS	1.000%	06/20/2015	0.902%	9,000	44	175	(131)
Citigroup, Inc.	BCLY	0.290%	09/20/2012	1.609%	20,000	(571)	0	(571)
Citigroup, Inc.	BOA	1.000%	06/20/2011	1.380%	4,000	(14)	4	(18)
Citigroup, Inc.	JPM	0.290%	09/20/2012	1.609%	20,000	(571)	0	(571)
Citigroup, Inc.	MSC	1.500%	06/20/2013	1.663%	1,500	(6)	0	(6)
Emirate of Abu Dhabi	CSFB	1.000%	03/20/2011	0.584%	1,000	3	(1)	4
Ford Motor Credit Co. LLC	UBS	3.760%	09/20/2010	2.169%	1,600	7	0	7
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	1.948%	4,200	(131)	0	(131)
General Electric Capital Corp.	BCLY	1.450%	03/20/2013	1.972%	4,500	(59)	0	(59)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.993%	25,000	(496)	0	(496)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	2.030%	13,000	1,043	0	1,043
General Electric Capital Corp.	BNP	1.500%	03/20/2013	1.972%	25,000	(298)	0	(298)
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.866%	100	6	2	4
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.993%	200	29	0	29
General Electric Capital Corp.	CITI	1.310%	03/20/2013	1.972%	12,000	(203)	0	(203)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.948%	5,430	(112)	0	(112)
General Electric Capital Corp.	DUB	4.820%	12/20/2013	2.030%	24,500	2,265	0	2,265
General Electric Capital Corp.	DUB	1.000%	03/20/2016	2.108%	1,300	(72)	(105)	33
General Electric Capital Corp.	MSC	0.160%	06/20/2011	1.761%	10,000	(155)	0	(155)
General Electric Capital Corp.	UBS	1.000%	09/20/2011	1.757%	4,000	(35)	(29)	(6)
General Electric Capital Corp.	WAC	0.160%	06/20/2011	1.761%	10,000	(155)	0	(155)
Goldman Sachs Group, Inc.	RBS	1.600%	03/20/2013	1.824%	4,600	(25)	0	(25)
Goldman Sachs Group, Inc.	UBS	0.900%	09/20/2012	1.804%	10,000	(193)	0	(193)
JPMorgan Chase & Co.	RBS	1.050%	03/20/2013	0.925%	4,500	16	0	16
Merrill Lynch & Co., Inc.	CITI	1.000%	06/20/2011	1.410%	3,500	(13)	2	(15)
Mexico Government International Bond	BCLY	0.900%	09/20/2010	0.582%	10,000	32	0	32
Mexico Government International Bond	BCLY	1.000%	06/20/2015	1.316%	2,000	(29)	(1)	(28)
Mexico Government International Bond	CITI	1.000%	06/20/2015	1.316%	10,000	(145)	(48)	(97)
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.612%	2,500	5	(3)	8
Mexico Government International Bond	UBS	1.000%	06/20/2015	1.316%	5,100	(74)	(32)	(42)
Morgan Stanley	GSC	1.000%	03/20/2011	2.187%	3,000	(25)	(3)	(22)
Morgan Stanley	GSC	4.100%	06/20/2012	2.485%	30,000	959	0	959
Morgan Stanley	GSC	0.900%	09/20/2012	2.501%	4,400	(149)	0	(149)
Morgan Stanley	RBS	2.000%	03/20/2013	2.544%	4,700	(63)	0	(63)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%	9,200	(11)	(19)	8
Russia Government International Bond	JPM	1.000%	06/20/2015	1.945%	6,800	(293)	(110)	(183)
Russia Government International Bond	MSC	1.000%	06/20/2015	1.945%	1,700	(73)	(26)	(47)
SLM Corp.	BNP	2.870%	12/20/2012	5.399%	5,000	(280)	0	(280)
SLM Corp.	BOA	5.000%	12/20/2010	3.006%	400	4	(41)	45
SLM Corp.	BOA	2.950%	03/20/2013	5.488%	4,300	(262)	0	(262)
SLM Corp.	CITI	5.000%	09/20/2011	4.520%	2,000	14	(90)	104
SLM Corp.	DUB	2.900%	12/20/2012	5.399%	2,000	(111)	0	(111)
SLM Corp.	DUB	5.000%	03/20/2014	5.861%	10,000	(257)	(900)	643
South Korea Government Bond	JPM	1.000%	06/20/2015	1.304%	3,100	(43)	27	(70)
South Korea Government Bond	UBS	1.000%	06/20/2015	1.304%	15,600	(216)	163	(379)
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.767%	3,300	36	16	20
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.767%	4,200	46	26	20
Verizon Communications, Inc.	BCLY	1.000%	06/20/2013	0.686%	795	8	6	2
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.686%	200	2	2	0

						$(2,868)	$(994)	$(1,874)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	$69,440	$125	$113	$12
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	84,816	153	141	12

						$278	$254	$24

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	12/16/2029	RBS	$ 4,300	$267	$(226)	$493

(f)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$4,153,109	$0	$4,153,109
Convertible Bonds & Notes	0	22,453	0	22,453
Municipal Bonds & Notes	0	16,701	0	16,701
U.S. Government Agencies	0	1,028	0	1,028
U.S. Treasury Obligations	0	6,844	0	6,844
Mortgage-Backed Securities	0	8,775	0	8,775
Asset-Backed Securities	0	1,285	0	1,285
Sovereign Issues	0	50,905	0	50,905
Convertible Preferred Securities	21,154	0	0	21,154
Preferred Stocks	3,592	0	0	3,592
Short-Term Instruments	104,000	8,095	0	112,095

Investments, at value	$128,746	$4,269,195	$0	$4,397,941
Financial Derivative Instruments(3)	$0	$5	$0	$5

Totals	$128,746	$4,269,200	$0	$4,397,946

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long Duration Corporate Bond Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
International Lease Finance Corp.
6.750% due 03/17/2015		$1,200	$1,186
7.000% due 03/17/2016		2,300	2,267

Total Bank Loan Obligations (Cost $3,433)			3,453

CORPORATE BONDS & NOTES 79.1%
BANKING & FINANCE 25.9%
Allstate Corp.
6.500% due 05/15/2057		7,425	6,701
American Express Co.
8.150% due 03/19/2038		23,944	32,329
American International Group, Inc.
4.250% due 05/15/2013		225	218
5.600% due 10/18/2016		1,500	1,377
5.850% due 01/16/2018		2,524	2,268
6.250% due 05/01/2036		5,105	4,084
8.250% due 08/15/2018		3,000	3,052
Anadarko Finance Co.
7.500% due 05/01/2031		11,024	9,302
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	5,000	5,130
Banco do Brasil S.A.
6.000% due 01/22/2020		$10,200	10,582
Bank of America Corp.
5.650% due 05/01/2018		1,400	1,438
6.500% due 08/01/2016		11,000	11,925
Bank of America N.A.
6.000% due 10/15/2036		1,100	1,063
Bank One Corp.
8.000% due 04/29/2027		3,600	4,454
Barclays Bank PLC
5.000% due 09/22/2016		4,800	4,933
6.050% due 12/04/2017		4,000	4,045
7.434% due 09/29/2049		9,000	8,100
10.179% due 06/12/2021		10,940	13,725
14.000% due 11/29/2049	GBP	800	1,494
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,300	1,387
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,750	1,732
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	1,972
6.400% due 10/02/2017		4,675	5,203
7.250% due 02/01/2018		800	936
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		7,000	8,619
BNP Paribas
5.186% due 06/29/2049		5,800	4,799
7.195% due 12/31/2049		10,800	9,504
Cantor Fitzgerald LP
7.875% due 10/15/2019		5,300	5,497
Capital One Bank USA N.A.
8.800% due 07/15/2019		9,500	11,887
Capital One Capital V
10.250% due 08/15/2039		1,000	1,061
Capital One Capital VI
8.875% due 05/15/2040		21,425	22,508
CBA Capital Trust II
6.024% due 03/29/2049		2,000	1,802
Chubb Corp.
6.375% due 03/29/2067		1,000	970

CIT Group, Inc.
7.000% due 05/01/2013	180	174
7.000% due 05/01/2014	270	256
7.000% due 05/01/2015	271	251
7.000% due 05/01/2016	451	414
7.000% due 05/01/2017	631	571
Citigroup Capital XXI
8.300% due 12/21/2057	5,000	4,895
Citigroup, Inc.
1.047% due 08/25/2036	1,000	701
5.850% due 12/11/2034	8,500	8,082
5.875% due 05/29/2037	4,527	4,265
6.875% due 03/05/2038	15,010	15,816
8.125% due 07/15/2039	66,600	79,798
8.500% due 05/22/2019	6,900	8,244
Countrywide Capital III
8.050% due 06/15/2027	2,480	2,467
Credit Agricole S.A.
6.637% due 05/29/2049	3,900	2,886
8.375% due 10/29/2049	4,970	4,721
8.375% due 12/31/2049	550	522
Crown Castle Towers LLC
6.113% due 01/15/2020	37,300	41,053
First Union Capital II
7.950% due 11/15/2029	1,000	1,114
General Electric Capital Corp.
0.723% due 10/06/2015	600	552
0.727% due 05/05/2026	2,300	1,801
0.916% due 08/15/2036	4,000	2,940
5.875% due 01/14/2038	40,613	40,013
6.150% due 08/07/2037	885	902
6.875% due 01/10/2039	37,569	41,673
General Electric Capital Services, Inc.
7.500% due 08/21/2035	5,368	6,538
Goldman Sachs Group, Inc.
5.950% due 01/15/2027	210	199
6.125% due 02/15/2033	7,400	7,275
6.150% due 04/01/2018	4,700	4,934
6.450% due 05/01/2036	4,000	3,838
6.750% due 10/01/2037	45,900	45,191
7.500% due 02/15/2019	16,100	18,037
HBOS PLC
6.000% due 11/01/2033	3,500	2,570
6.750% due 05/21/2018	20,623	19,347
HSBC Bank USA N.A.
7.000% due 01/15/2039	8,600	9,710
HSBC Capital Funding LP
4.610% due 12/31/2049	4,600	3,977
10.176% due 12/29/2049	2,122	2,552
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	4,300	3,655
HSBC Holdings PLC
6.500% due 09/15/2037	1,600	1,664
6.800% due 06/01/2038	14,000	15,156
JPMorgan Chase & Co.
6.300% due 04/23/2019	11,000	12,454
6.400% due 05/15/2038	43,944	51,115
7.900% due 04/29/2049	34,687	35,870
JPMorgan Chase Bank N.A.
0.866% due 06/13/2016	5,400	5,087
JPMorgan Chase Capital XIII
1.483% due 09/30/2034	2,000	1,490
JPMorgan Chase Capital XX
6.550% due 09/29/2036	500	480

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		2,500	2,372
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		1,099	1,092
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		200	204
Lloyds TSB Bank PLC
5.800% due 01/13/2020		6,700	6,341
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		2,000	2,673
Merrill Lynch & Co., Inc.
1.268% due 09/14/2018	EUR	7,730	7,648
5.700% due 05/02/2017		$400	402
6.400% due 08/28/2017		1,400	1,463
6.875% due 04/25/2018		9,500	10,156
6.875% due 11/15/2018		2,500	2,665
7.750% due 05/14/2038		15,300	16,432
MetLife Capital Trust X
9.250% due 04/08/2038		12,000	13,020
MetLife, Inc.
6.375% due 06/15/2034		250	263
Morgan Stanley
1.029% due 03/01/2013	EUR	700	806
1.041% due 04/13/2016		450	461
5.625% due 09/23/2019		$19,500	18,911
6.625% due 04/01/2018		6,100	6,407
7.250% due 04/01/2032		6,200	6,999
7.300% due 05/13/2019		7,550	8,138
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		3,150	4,080
New York Life Insurance Co.
6.750% due 11/15/2039		6,750	7,923
Northwestern Mutual Life Insurance
6.063% due 03/30/2040		21,000	22,645
Pacific Life Insurance Co.
9.250% due 06/15/2039		41,095	51,584
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040 (a)		4,000	3,935
Prudential Financial, Inc.
6.625% due 12/01/2037		3,000	3,161
Rabobank Capital Funding Trust III
5.254% due 12/29/2049		500	441
Rabobank Nederland NV
11.000% due 06/29/2049		14,275	17,701
Regions Bank
6.450% due 06/26/2037		20,395	17,026
7.500% due 05/15/2018		5,500	5,595
Regions Financial Corp.
7.375% due 12/10/2037		5,470	4,730
Royal Bank of Scotland Group PLC
4.875% due 08/25/2014		5,000	5,021
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		3,800	3,786
7.125% due 01/14/2014		2,000	2,122
7.750% due 05/29/2018		6,600	7,087
Simon Property Group LP
6.750% due 02/01/2040		5,000	5,610
SLM Corp.
1.049% due 06/17/2013	EUR	3,800	4,011
3.125% due 09/17/2012		3,100	3,401
4.750% due 03/17/2014		3,000	3,293
4.875% due 12/17/2012	GBP	600	831
8.450% due 06/15/2018		$3,600	3,329

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	21,305	24,935
TNK-BP Finance S.A.
7.250% due 02/02/2020	19,000	19,072
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	3,000	3,067
8.700% due 08/07/2018	13,000	15,241
UBS AG
5.750% due 04/25/2018	22,725	23,496
5.875% due 12/20/2017	4,600	4,879
UBS Preferred Funding Trust I
8.622% due 10/29/2049	5,650	5,518
Wachovia Bank N.A.
5.850% due 02/01/2037	5,901	5,887
6.600% due 01/15/2038	6,302	6,884
WEA Finance LLC
6.750% due 09/02/2019	2,500	2,786
Wells Fargo & Co.
5.375% due 02/07/2035	4,900	4,823
5.625% due 12/11/2017	200	219
Wells Fargo Bank N.A.
5.950% due 08/26/2036	1,000	1,023
Wells Fargo Capital X
5.950% due 12/15/2036	2,100	1,877
Wells Fargo Capital XIII
7.700% due 12/29/2049	24,385	24,751
White Nights Finance BV for Gazprom
10.500% due 03/08/2014	3,900	4,532
Xstrata Finance Canada Ltd.
6.900% due 11/15/2037	1,500	1,591

		1,153,693

INDUSTRIALS 36.4%
Alcoa, Inc.
5.870% due 02/23/2022	2,400	2,238
5.950% due 02/01/2037	14,100	12,062
6.750% due 07/15/2018	7,030	7,110
Altria Group, Inc.
9.250% due 08/06/2019	625	782
9.950% due 11/10/2038	9,770	12,887
10.200% due 02/06/2039	43,965	59,209
America Movil SAB de C.V.
6.125% due 03/30/2040	40,400	42,477
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	14,981	16,629
Amgen, Inc.
6.375% due 06/01/2037	650	768
6.400% due 02/01/2039	4,700	5,594
Anadarko Petroleum Corp.
6.200% due 03/15/2040	5,000	3,972
6.450% due 09/15/2036	3,700	2,955
7.000% due 11/15/2027	1,000	810
7.950% due 06/15/2039	10,000	8,569
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	75	84
Anheuser-Busch InBev Worldwide, Inc.
6.375% due 01/15/2040	2,000	2,298
8.000% due 11/15/2039	1,050	1,378
8.200% due 01/15/2039	37,089	49,015
ArcelorMittal
7.000% due 10/15/2039	37,360	39,670
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	11,250	12,048

Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	4,520
Barrick North America Finance LLC
7.500% due 09/15/2038	6,200	7,728
Boston Scientific Corp.
7.375% due 01/15/2040	21,925	22,323
Burlington Northern Santa Fe LLC
5.750% due 05/01/2040	10,000	10,631
7.290% due 06/01/2036	800	983
7.950% due 08/15/2030	600	777
Cameron International Corp.
7.000% due 07/15/2038	16,804	16,959
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	10,300	11,324
6.500% due 02/15/2037	250	281
6.750% due 02/01/2039	18,500	21,742
Caterpillar, Inc.
8.250% due 12/15/2038	100	146
Cenovus Energy, Inc.
6.750% due 11/15/2039	24,400	28,172
Cisco Systems, Inc.
5.500% due 01/15/2040	10,000	10,536
Colorado Interstate Gas Co.
6.850% due 06/15/2037	8,700	8,852
Comcast Corp.
6.400% due 05/15/2038	4,526	4,903
6.400% due 03/01/2040	11,000	11,907
6.450% due 03/15/2037	7,300	7,936
6.550% due 07/01/2039	37,160	40,864
6.950% due 08/15/2037	3,700	4,231
7.050% due 03/15/2033	5,000	5,801
ConocoPhillips
6.500% due 02/01/2039	18,000	21,846
Continental Airlines 2009-2 Class A Pass-Through Trust
7.250% due 11/10/2019	3,900	4,153
Cox Communications, Inc.
6.450% due 12/01/2036	1,026	1,137
8.375% due 03/01/2039	44,420	60,658
CSX Corp.
6.220% due 04/30/2040	4,560	5,056
CVS Caremark Corp.
6.125% due 09/15/2039	10,000	10,742
CVS Pass-Through Trust
7.507% due 01/10/2032	21,466	24,512
Daimler Finance North America LLC
8.500% due 01/18/2031	1,000	1,282
Delta Air Lines, Inc.
7.750% due 12/17/2019	11,803	12,748
Devon Energy Corp.
7.950% due 04/15/2032	11,900	15,312
Devon Financing Corp. ULC
7.875% due 09/30/2031	7,047	8,987
Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039	11,000	9,952
Dow Chemical Co.
8.550% due 05/15/2019	5,000	6,134
9.400% due 05/15/2039	26,709	37,307
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,400	8,710
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	3,100	3,185

EnCana Corp.
6.500% due 02/01/2038	15,250	17,043
6.625% due 08/15/2037	10,000	11,234
Energy Transfer Partners LP
6.625% due 10/15/2036	7,000	6,746
7.500% due 07/01/2038	10,700	10,986
Enterprise Products Operating LLC
6.125% due 10/15/2039	5,000	5,013
7.550% due 04/15/2038	4,000	4,678
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	3,300	3,584
Gaz Capital S.A. for Gazprom
7.201% due 02/01/2020	1,341	1,396
7.288% due 08/16/2037	13,100	12,979
8.625% due 04/28/2034	11,000	12,664
9.250% due 04/23/2019	3,000	3,465
Gerdau Holdings, Inc.
7.000% due 01/20/2020	3,400	3,485
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	5,000	5,980
GTL Trade Finance, Inc.
7.250% due 10/20/2017	9,500	10,094
Hess Corp.
6.000% due 01/15/2040	3,500	3,636
HJ Heinz Finance Co.
7.125% due 08/01/2039	26,900	33,045
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	2,750	2,944
International Business Machines Corp.
5.600% due 11/30/2039	5,000	5,552
International Paper Co.
8.700% due 06/15/2038	8,000	10,248
Kerr-McGee Corp.
7.875% due 09/15/2031	3,000	2,758
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,742	4,495
6.500% due 02/01/2037	6,219	6,366
6.500% due 09/01/2039	15,700	16,254
6.550% due 09/15/2040	15,900	16,578
6.950% due 01/15/2038	19,550	20,867
7.400% due 03/15/2031	500	555
Kraft Foods, Inc.
6.500% due 02/09/2040	35,000	39,333
Kroger Co.
6.900% due 04/15/2038	5,000	6,085
7.500% due 04/01/2031	150	190
Meccanica Holdings USA
6.250% due 01/15/2040	4,300	4,014
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	11,000	11,407
Motiva Enterprises LLC
6.850% due 01/15/2040	4,263	4,895
NBC Universal, Inc.
6.400% due 04/30/2040	14,100	15,134
Newmont Mining Corp.
5.875% due 04/01/2035	395	408
6.250% due 10/01/2039	27,800	30,488
News America, Inc.
6.650% due 11/15/2037	20,000	22,551
6.900% due 08/15/2039	5,229	6,029
Nokia OYJ
6.625% due 05/15/2039	2,700	2,980
Norfolk Southern Corp.
7.250% due 02/15/2031	7,635	9,420

Northwest Airlines, Inc.
1.215% due 05/20/2014		8,633	7,651
Northwest Pipeline GP
6.050% due 06/15/2018		725	804
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	1,200	1,369
6.625% due 06/15/2035		$9,500	9,838
Petrobras International Finance Co.
6.875% due 01/20/2040		1,000	1,015
7.875% due 03/15/2019		22,800	26,223
Petro-Canada
5.950% due 05/15/2035		5,000	5,252
Petroleos Mexicanos
4.875% due 03/15/2015		2,400	2,496
8.000% due 05/03/2019		12,400	14,818
Pfizer, Inc.
7.200% due 03/15/2039		16,800	22,194
Philip Morris International, Inc.
6.375% due 05/16/2038		1,085	1,279
Plains All American Pipeline LP
6.650% due 01/15/2037		3,200	3,210
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		1,110	1,333
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	7,155
9.000% due 05/01/2019		10,000	13,155
Roche Holdings, Inc.
7.000% due 03/01/2039		4,300	5,622
Rockies Express Pipeline LLC
6.875% due 04/15/2040		21,200	19,567
7.500% due 07/15/2038		10,890	10,733
Southern Natural Gas Co.
8.000% due 03/01/2032		4,346	4,955
Suncor Energy, Inc.
6.500% due 06/15/2038		5,000	5,614
Target Corp.
6.500% due 10/15/2037		1,200	1,454
7.000% due 01/15/2038		13,650	17,522
TCI Communications, Inc.
7.875% due 02/15/2026		105	127
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		5,500	5,850
7.625% due 04/01/2037		1,000	1,113
8.000% due 02/01/2016		400	467
8.375% due 06/15/2032		865	1,018
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036		5,000	5,838
Time Warner Cable, Inc.
6.550% due 05/01/2037		1,900	2,059
6.750% due 06/15/2039		37,510	41,666
7.300% due 07/01/2038		6,700	7,820
Time Warner, Inc.
6.200% due 03/15/2040		10,000	10,565
6.500% due 11/15/2036		7,500	8,201
7.700% due 05/01/2032		21,000	25,446
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		820	896
7.250% due 08/15/2038		2,000	2,440
7.625% due 01/15/2039		3,500	4,496
Transocean, Inc.
6.800% due 03/15/2038		23,050	20,871
United Airlines, Inc.
9.750% due 01/15/2017		20,250	21,617

UnitedHealth Group, Inc.
6.625% due 11/15/2037	2,600	2,871
Vale Overseas Ltd.
6.875% due 11/21/2036	19,550	20,470
8.250% due 01/17/2034	1,300	1,535
Wal-Mart Stores, Inc.
4.875% due 07/08/2040 (a)	17,800	17,527
6.200% due 04/15/2038	7,100	8,353
6.500% due 08/15/2037	15,236	18,542
Weyerhaeuser Co.
6.875% due 12/15/2033	3,800	3,571
6.950% due 10/01/2027	4,500	4,302
7.375% due 10/01/2019	13,000	13,769
7.375% due 03/15/2032	38,476	38,153
Williams Cos., Inc.
7.500% due 01/15/2031	12,302	13,143
7.875% due 09/01/2021	1,481	1,702
8.750% due 03/15/2032	7,035	8,245
Williams Partners LP
6.300% due 04/15/2040	12,000	12,123

		1,626,526

UTILITIES 16.8%
AEP Texas Central Co.
6.650% due 02/15/2033	500	569
Appalachian Power Co.
6.375% due 04/01/2036	4,350	4,729
6.700% due 08/15/2037	2,100	2,365
7.000% due 04/01/2038	700	818
AT&T Corp.
8.000% due 11/15/2031	74,550	96,415
AT&T, Inc.
6.300% due 01/15/2038	16,830	18,366
6.400% due 05/15/2038	5,400	5,970
6.450% due 06/15/2034	2,300	2,516
6.500% due 09/01/2037	17,272	19,263
6.550% due 02/15/2039	3,500	3,942
BellSouth Corp.
6.875% due 10/15/2031	4,200	4,807
British Telecommunications PLC
9.875% due 12/15/2030	10,000	12,253
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	6,978
Consolidated Edison Co. of New York, Inc.
5.500% due 12/01/2039	2,900	3,029
6.300% due 08/15/2037	4,000	4,627
6.750% due 04/01/2038	9,350	11,460
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	57,150	74,143
Dominion Resources, Inc.
5.950% due 06/15/2035	10,000	10,645
EDF S.A.
5.600% due 01/27/2040	300	311
6.950% due 01/26/2039	17,750	21,514
Entergy Arkansas, Inc.
5.660% due 02/01/2025	4,000	4,154
Exelon Generation Co. LLC
6.250% due 10/01/2039	6,090	6,542
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	43,500	43,261
Florida Power Corp.
5.650% due 04/01/2040	6,800	7,454
France Telecom S.A.
8.500% due 03/01/2031	10,400	14,378

Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	5,805
Jersey Central Power & Light Co.
6.150% due 06/01/2037	1,200	1,305
7.350% due 02/01/2019	200	238
Koninklijke KPN NV
8.375% due 10/01/2030	15,590	20,506
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,616
6.125% due 04/01/2036	10,725	11,874
6.500% due 09/15/2037	19,500	22,528
NGPL PipeCo LLC
7.768% due 12/15/2037	32,040	28,594
Ohio Edison Co.
8.250% due 10/15/2038	1,000	1,352
Ohio Power Co.
6.375% due 07/15/2033	1,500	1,622
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,400	4,097
7.500% due 09/01/2038	1,000	1,255
Pacific Gas & Electric Co.
5.800% due 03/01/2037	8,000	8,745
6.050% due 03/01/2034	5,000	5,609
6.250% due 03/01/2039	8,900	10,323
6.350% due 02/15/2038	1,000	1,172
PSEG Power LLC
8.625% due 04/15/2031	5,800	7,658
Public Service Co. of Oklahoma
6.625% due 11/15/2037	5,450	6,335
Puget Sound Energy, Inc.
5.764% due 07/15/2040	8,800	9,175
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	2,000	2,078
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	2,000	2,154
5.838% due 09/30/2027	16,700	17,284
6.332% due 09/30/2027	9,800	10,585
6.750% due 09/30/2019	3,000	3,329
Southern California Edison Co.
6.050% due 03/15/2039	4,630	5,431
6.650% due 04/01/2029	600	710
Southern Power Co.
6.375% due 11/15/2036	3,500	3,709
Southwestern Electric Power Co.
6.200% due 03/15/2040	3,000	3,094
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,103
Telecom Italia Capital S.A.
7.200% due 07/18/2036	7,845	7,644
7.721% due 06/04/2038	14,350	14,763
Telefonica Emisiones SAU
7.045% due 06/20/2036	19,100	21,240
Verizon Communications, Inc.
6.400% due 02/15/2038	14,500	16,069
6.900% due 04/15/2038	18,921	22,235
7.350% due 04/01/2039	11,874	14,679
8.950% due 03/01/2039	25,835	36,790
Verizon Global Funding Corp.
7.750% due 06/15/2032	1,165	1,461
Virginia Electric and Power Co.
8.875% due 11/15/2038	14,129	20,603

Vodafone Group PLC
6.150% due 02/27/2037	9,600	10,008
6.250% due 11/30/2032	2,400	2,533

		748,820

Total Corporate Bonds & Notes (Cost $3,376,879)		3,529,039

CONVERTIBLE BONDS & NOTES 0.2%
Transocean, Inc.
1.500% due 12/15/2037	4,900	4,373
1.625% due 12/15/2037	6,500	6,330

Total Convertible Bonds & Notes (Cost $10,653)		10,703

MUNICIPAL BONDS & NOTES 7.0%
ARIZONA 0.1%
University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	3,000	3,034

CALIFORNIA 3.8%
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	8,800	9,261
California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050 (a)	24,000	24,260
California State East Bay Municipal Utility District Revenue Bonds, Series 2010
5.874% due 06/01/2040	12,500	13,503
California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039	10,000	10,421
7.500% due 04/01/2034	3,885	4,150
7.550% due 04/01/2039	1,295	1,391
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	23,000	24,182
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	4,500	4,793
California State Northern Power Agency Revenue Bonds, Series 2010
7.311% due 06/01/2040	9,550	9,856
California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	8,700	9,029
7.804% due 03/01/2035	9,010	9,374
California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041	2,000	2,119
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	5,000	5,155
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	7,742
6.758% due 07/01/2034	13,000	14,264
San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	7,100	7,700
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039	2,000	2,108

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	6,600	7,046
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	3,500	3,598

		169,952

DISTRICT OF COLUMBIA 0.1%
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	4,000	4,366

FLORIDA 0.2%
Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039	7,400	7,854

GEORGIA 0.1%
Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	3,780	3,650

ILLINOIS 0.2%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	900	932
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	6,900	6,910
Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	2,800	3,074

		10,916

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	5,000	5,389

IOWA 0.1%
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	3,800	4,086

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.573% due 05/01/2039	7,000	7,242

MISSISSIPPI 0.1%
Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.413% due 01/01/2040	3,200	3,442

NEW JERSEY 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	500	528
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	3,130	3,815

		4,343

NEW YORK 0.7%
New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	11,200	11,303
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	200	212
6.124% due 06/15/2042	12,300	12,376
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.089% due 11/15/2040	5,800	6,065
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	2,000	2,037

		31,993

NORTH CAROLINA 0.1%
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	3,000	3,218

OHIO 0.2%
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.053% due 02/15/2043	7,500	7,450
6.449% due 02/15/2044	1,000	1,045

		8,495

PENNSYLVANIA 0.4%
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
6.532% due 06/15/2039	11,500	11,970
Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039	3,000	3,227
Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.765% due 06/01/2040	2,300	2,491

		17,688

TEXAS 0.6%
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	7,000	7,462
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	7,000	7,576
San Antonio, Texas General Obligation Bonds, Series 2010
6.038% due 08/01/2040	1,500	1,537
San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041	9,000	9,630

		26,205

Total Municipal Bonds & Notes (Cost $297,885)		311,873

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
0.254% due 05/04/2011	8	8

Total U.S. Government Agencies (Cost $8)		8

U.S. TREASURY OBLIGATIONS 16.3%
U.S. Treasury Bonds
3.500% due 02/15/2039		291	271
4.250% due 05/15/2039		82,426	87,372
4.375% due 11/15/2039 (f)		111,000	120,158
4.375% due 05/15/2040		205,325	222,649
4.500% due 05/15/2038 (e)(f)		109,000	120,513
4.500% due 08/15/2039 (f)		64,000	70,670
4.625% due 02/15/2040 (e)		94,500	106,519

Total U.S. Treasury Obligations (Cost $705,011)			728,152

SOVEREIGN ISSUES 2.8%
Brazil Government International Bond
7.125% due 01/20/2037		10,800	12,798
8.250% due 01/20/2034		38,050	50,416
8.750% due 02/04/2025		1,000	1,353
10.250% due 01/10/2028	BRL	3,240	1,820
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		24,200	12,117
Export-Import Bank of Korea
8.125% due 01/21/2014		$2,000	2,292
Korea Development Bank
8.000% due 01/23/2014		2,000	2,279
Mexico Government International Bond
5.950% due 03/19/2019		5,000	5,575
6.050% due 01/11/2040		1,720	1,823
6.750% due 09/27/2034		7,500	8,681
7.500% due 04/08/2033		11,600	14,587
8.300% due 08/15/2031		700	949
Qatar Government International Bond
6.400% due 01/20/2040		9,000	9,608

Total Sovereign Issues (Cost $116,451)			124,298

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011		4,000	38

Total Convertible Preferred Securities (Cost $35)			38

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.9%
REPURCHASE AGREEMENTS 0.3%
Banc of America Securities LLC
0.010% due 07/01/2010		$2,600	2,600
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $2,657. Repurchase proceeds are $2,600.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010		8,000	8,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $8,190. Repurchase proceeds are $8,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2010	1,290	1,290
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,319. Repurchase proceeds are $1,290.)

		11,890

U.S. TREASURY BILLS 0.3%
0.157% due 07/01/2010 -
12/02/2010 (b)(d)	11,260	11,258

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.121% due 07/15/2010 (d)	1,280	1,280

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.3%
	5,978,765	59,871

Total Short-Term Instruments (Cost $84,298)		84,299

Total Investments 107.4% (Cost $4,594,653)		$4,791,863
Written Options (h) (0.3%) (Premiums $7,636)		(11,185)
Other Assets and Liabilities (Net) (7.1%)		(318,403)

Net Assets 100.0%		$4,462,275

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $12,538 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $144,749 at a weighted average interest rate of 0.227%. On June 30, 2010, securities valued at $78,230 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $6,380 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2011	4,182	$4,177
Australia Government 10-Year Bond September Futures	Long	09/2010	1,162	1,924
U.S. Treasury 30-Year Bond September Futures	Long	09/2010	130	542

				$6,643

(g)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	DUB	1.000%	06/20/2015	3.735%		$9,500	$(1,110)	$(405)	$(705)
American International Group, Inc.	DUB	5.000%	12/20/2011	2.624%		5,000	179	(137)	316
Bank of America Corp.	CITI	1.000%	12/20/2010	0.988%		11,000	3	17	(14)
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	5.604%		13,500	(2,218)	32	(2,250)
BP Capital Markets PLC	BOA	1.000%	06/20/2015	5.604%		3,000	(493)	21	(514)
BP Capital Markets PLC	GSC	1.000%	06/20/2015	5.604%		5,000	(821)	12	(833)
BP Capital Markets PLC	JPM	1.000%	06/20/2015	5.604%		2,600	(427)	5	(432)
Brazil Government International Bond	CITI	1.000%	06/20/2015	1.342%		5,000	(79)	(97)	18
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.661%		11,300	21	41	(20)
Brazil Government International Bond	DUB	1.000%	06/20/2011	0.745%		8,100	23	26	(3)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.661%		3,000	8	8	0
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.280%		2,800	(32)	(25)	(7)
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.661%		7,600	21	34	(13)
Brazil Government International Bond	UBS	1.000%	06/20/2011	0.745%		1,910	5	5	0
Brazil Government International Bond	UBS	1.000%	06/20/2015	1.342%		2,000	(32)	(24)	(8)
China Government International Bond	HSBC	1.000%	06/20/2015	0.902%		6,700	33	124	(91)
China Government International Bond	JPM	0.820%	12/20/2014	0.805%		12,000	10	0	10
China Government International Bond	MSC	1.000%	06/20/2015	0.902%		17,000	83	298	(215)
China Government International Bond	RBS	0.750%	12/20/2014	0.805%		4,000	(9)	0	(9)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	1.235%		3,800	(5)	0	(5)
Citigroup, Inc.	GSC	1.000%	12/20/2010	1.235%		7,850	(6)	(41)	35
Citigroup, Inc.	GSC	1.000%	06/20/2011	1.380%		5,000	(17)	3	(20)
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.584%		1,700	5	1	4
Emirate of Abu Dhabi	RBS	1.000%	06/20/2015	1.117%		10,000	(52)	(53)	1
General Electric Capital Corp.	BCLY	1.000%	03/20/2011	1.694%		10,100	(48)	(31)	(17)
General Electric Capital Corp.	BOA	1.000%	03/20/2011	1.694%		2,700	(13)	(17)	4
General Electric Capital Corp.	CITI	1.000%	03/20/2011	1.694%		7,300	(34)	(32)	(2)
General Electric Capital Corp.	CITI	1.000%	09/20/2019	2.073%		1,000	(78)	(102)	24
General Electric Capital Corp.	GSC	1.000%	06/20/2011	1.733%		10,000	(68)	(12)	(56)
General Electric Capital Corp.	RBS	1.000%	09/20/2010	1.694%		7,500	(9)	(85)	76
Goldman Sachs Group, Inc.	BOA	1.000%	06/20/2011	1.730%		10,600	(72)	6	(78)
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.485%	EUR	6,600	(4)	0	(4)
Japan Government International Bond	GSC	1.000%	06/20/2015	0.929%		$12,500	46	227	(181)
Japan Government International Bond	GSC	1.000%	09/20/2015	0.969%		8,000	15	118	(103)
Merrill Lynch & Co., Inc.	BCLY	1.000%	03/20/2011	1.190%		3,900	(4)	1	(5)
Merrill Lynch & Co., Inc.	BNP	1.000%	03/20/2011	1.190%		15,700	(17)	(33)	16
Merrill Lynch & Co., Inc.	CITI	1.000%	06/20/2011	1.410%		12,100	(45)	7	(52)
Merrill Lynch & Co., Inc.	CSFB	1.000%	03/20/2011	1.190%		5,500	(6)	(6)	0
Merrill Lynch & Co., Inc.	UBS	1.000%	03/20/2011	1.190%		10,800	(12)	(11)	(1)
MetLife, Inc.	DUB	1.000%	12/20/2014	3.238%		15,000	(1,323)	(840)	(483)
MetLife, Inc.	DUB	5.000%	09/20/2019	3.490%		1,100	112	134	(22)
MetLife, Inc.	GSC	1.000%	03/20/2015	3.284%		2,100	(198)	(118)	(80)
MetLife, Inc.	MSC	1.000%	12/20/2010	2.044%		5,000	(24)	(40)	16
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.612%		1,600	3	4	(1)
Mexico Government International Bond	BCLY	1.000%	03/20/2011	0.612%		2,450	8	5	3
Mexico Government International Bond	DUB	1.000%	06/20/2011	0.753%		2,900	8	11	(3)
Mexico Government International Bond	DUB	1.000%	12/20/2014	1.247%		2,500	(25)	(49)	24
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.612%		6,300	14	16	(2)
Mexico Government International Bond	JPM	0.840%	09/20/2010	0.582%		7,000	21	0	21
Mexico Government International Bond	JPM	1.000%	06/20/2015	1.316%		800	(12)	0	(12)
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.612%		2,000	7	4	3
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.612%		3,000	6	(4)	10
Morgan Stanley	CITI	1.000%	06/20/2011	2.297%		800	(10)	0	(10)
Morgan Stanley	UBS	1.000%	12/20/2010	2.187%		6,000	(32)	15	(47)
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	1.358%		800	66	0	66
Prudential Financial, Inc.	MSC	1.000%	12/20/2010	1.631%		4,000	(11)	(29)	18
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	1.000%	09/20/2010	1.660%		2,800	(4)	(6)	2
Russia Government International Bond	BCLY	1.000%	06/20/2011	1.143%		15,500	(18)	12	(30)
Russia Government International Bond	CITI	1.000%	06/20/2015	1.945%		9,500	(410)	(136)	(274)
Russia Government International Bond	DUB	1.012%	09/20/2010	0.954%		5,000	15	0	15
Russia Government International Bond	MSC	1.000%	12/20/2014	1.893%		1,500	(56)	(56)	0
Russia Government International Bond	UBS	1.000%	06/20/2015	1.945%		10,000	(431)	(152)	(279)
SLM Corp.	BOA	5.000%	12/20/2010	3.006%		1,300	14	(133)	147
SLM Corp.	BOA	5.000%	06/20/2011	3.958%		3,000	35	(142)	177
SLM Corp.	BOA	5.000%	12/20/2012	5.313%		2,000	(11)	(110)	99
SLM Corp.	CITI	5.000%	09/20/2011	4.520%		1,000	7	(45)	52
SLM Corp.	MSC	5.000%	09/20/2011	4.520%		5,000	35	(400)	435
South Korea Government Bond	CSFB	0.930%	12/20/2014	1.199%		1,000	(11)	0	(11)
South Korea Government Bond	DUB	1.000%	03/20/2011	0.754%		1,000	2	4	(2)
South Korea Government Bond	DUB	0.920%	12/20/2014	1.199%		2,200	(25)	0	(25)
South Korea Government Bond	DUB	1.000%	06/20/2015	1.304%		7,500	(104)	79	(183)
South Korea Government Bond	GSC	1.000%	03/20/2011	0.754%		4,000	9	19	(10)
South Korea Government Bond	JPM	0.710%	12/20/2010	0.716%		7,500	1	0	1
South Korea Government Bond	JPM	0.770%	12/20/2010	0.716%		4,000	2	0	2
South Korea Government Bond	JPM	0.930%	12/20/2014	1.199%		800	(9)	0	(9)
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.767%		2,000	22	10	12
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.767%		5,500	59	13	46
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%		3,000	38	33	5
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.719%		15,000	195	222	(27)
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.698%		2,600	34	19	15
Wells Fargo & Co.	BNP	1.000%	12/20/2010	0.710%		9,400	16	27	(11)

							$(7,244)	$(1,758)	$(5,486)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	$19,146	$35	$31	$4
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	23,510	42	39	3
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015	23,800	203	234	(31)
CDX.IG-14 5-Year Index	DUB	(1.000%	)	06/20/2015	150,000	1,279	1,334	(55)

						$1,559	$1,638	$(79)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	18,000	$27	$1	$26
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY		9,000	44	48	(4)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		33,200	161	50	111
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		125,000	465	375	90
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		68,500	254	279	(25)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	JPM		12,000	40	45	(5)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		35,000	130	(8)	138
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		158,600	615	295	320
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		9,400	94	0	94
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		49,000	105	0	105
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,500	58	51	7
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		43,200	455	450	5
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	97,000	578	14	564
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MSC		56,100	334	47	287
Pay	28-Day MXN TIIE	8.000%	01/24/2020	BCLY		3,000	12	1	11

							$3,372	$1,648	$1,724

(h)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$36,700	$146	$858
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	36,700	258	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	3,000	27	0
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	29,200	108	753
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	29,200	236	3
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	13,900	76	358
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	13,900	80	2
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	44,400	162	1,038
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	44,400	356	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	72,400	471	1,693
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	72,400	726	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	7,300	33	188
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	7,300	35	1
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	44,400	249	1,038
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	44,400	160	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	56,200	164	1,314
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	56,200	237	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	100,400	305	2,589
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	100,400	879	11
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,600	108	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	10,000	101	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	08/31/2010	2,900	19	117
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.500%	08/31/2010	2,900	16	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	27,000	210	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	42,300	327	0
Put- OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	9,000	92	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	15,800	102	6

							$5,683	$9,972

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.800%	09/15/2010	EUR	50,000	$199	$23
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.400%	09/15/2010		50,000	225	562
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.800%	07/21/2010		$35,100	49	1
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.800%	07/21/2010	EUR	150,000	390	0
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.600%	07/21/2010		$35,100	95	30
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	07/21/2010	EUR	150,000	817	356

							$1,775	$972

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$21,500	$178	$241

(i)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,192	07/2010	JPM	$0	$(92)	$(92)
Sell	BRL	11,523	08/2010	DUB	0	(342)	(342)
Sell	EUR	18,856	07/2010	BCLY	2,181	0	2,181
Buy		633	07/2010	MSC	15	0	15
Buy		3,088	08/2010	CITI	0	(35)	(35)
Sell	GBP	5,117	09/2010	BOA	0	(62)	(62)
Buy	MXN	3,535	09/2010	CITI	2	0	2
Buy		1,601	09/2010	DUB	0	(3)	(3)
Buy		2,266	09/2010	HSBC	0	(2)	(2)

					$2,198	$(536)	$1,662

(j)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$3,453	$0	$3,453
Corporate Bonds & Notes	0	3,529,039	0	3,529,039
Convertible Bonds & Notes	0	10,703	0	10,703
Municipal Bonds & Notes
Arizona	0	3,034	0	3,034
California	0	169,952	0	169,952
District of Columbia	0	4,366	0	4,366
Florida	0	7,854	0	7,854
Georgia	0	3,650	0	3,650
Illinois	0	10,916	0	10,916
Indiana	0	5,389	0	5,389
Iowa	0	4,086	0	4,086
Massachusetts	0	7,242	0	7,242
Mississippi	0	3,442	0	3,442
New Jersey	0	4,343	0	4,343
New York	0	31,993	0	31,993
North Carolina	0	3,218	0	3,218
Ohio	0	8,495	0	8,495
Pennsylvania	0	17,688	0	17,688
Texas	0	26,205	0	26,205
U.S. Government Agencies	0	8	0	8
U.S. Treasury Obligations	0	728,152	0	728,152
Sovereign Issues	0	124,298	0	124,298
Convertible Preferred Securities	38	0	0	38
Short-Term Instruments	59,871	24,428	0	84,299

Investments, at value	$59,909	$4,731,954	$0	$4,791,863
Financial Derivative Instruments(3)	$6,643	$(12,151)	$(1,213)	$(6,721)

Totals	$66,552	$4,719,803	$(1,213)	$4,785,142

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Financial Derivative Instruments(3)	$(177)	$(1,775)	$0	$0	$739	$0	$0	$(1,213)	$739

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Mortgage Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,829	$1,876

Total Corporate Bonds & Notes (Cost $1,829)		1,876

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	665

Total Municipal Bonds & Notes (Cost $1,226)		665

U.S. GOVERNMENT AGENCIES 108.0%
Fannie Mae
0.000% due 08/25/2022 (c)	12	11
0.407% due 12/25/2036 - 07/25/2037	8,209	7,737
0.487% due 04/25/2035	2,422	2,270
0.497% due 10/25/2035	9,766	9,515
0.547% due 03/25/2035 - 10/27/2037	49,165	49,089
0.567% due 07/25/2032 - 09/26/2033	460	414
0.607% due 06/25/2032	6	6
0.627% due 10/25/2033	2	1
0.647% due 12/25/2028	45	45
0.707% due 02/25/2033	74	68
0.747% due 02/25/2028 - 06/25/2032	1,911	1,916
0.748% due 04/18/2028	105	106
0.798% due 10/18/2030	89	90
0.847% due 06/25/2030 - 07/25/2034	4,183	4,135
0.875% due 09/18/2027	238	240
0.925% due 06/25/2018	4	4
0.947% due 05/25/2036	3,498	3,457
0.997% due 09/25/2023	100	102
1.025% due 06/25/2022	1	1
1.247% due 04/25/2032	86	88
1.275% due 04/25/2021	1	1
1.475% due 05/25/2023	65	65
1.621% due 08/01/2042 - 10/01/2044	6,209	6,215
1.627% due 10/01/2044	764	755
1.634% due 07/01/2044	507	503
1.675% due 11/25/2021	33	34
1.821% due 10/01/2030 - 12/01/2040	839	852
2.180% due 04/01/2022	64	66
2.233% due 05/01/2035	614	636
2.240% due 03/01/2035	778	793
2.250% due 04/01/2033	120	124
2.375% due 01/01/2030	50	52
2.402% due 02/01/2035	2,008	2,097
2.429% due 11/01/2035	2,376	2,439
2.455% due 09/01/2023	68	70
2.473% due 02/01/2026	12	12
2.480% due 04/01/2030	8	8
2.500% due 07/01/2017	3	3
2.515% due 05/01/2029	17	18
2.551% due 03/01/2024 - 04/01/2030	51	54
2.580% due 04/01/2030	54	54

2.596% due 06/01/2035	116	121
2.609% due 03/01/2035	551	576
2.611% due 11/01/2025 - 12/01/2031	91	95
2.630% due 02/01/2029	2	2
2.650% due 03/01/2030	342	344
2.651% due 08/01/2029	72	75
2.668% due 11/01/2025	154	161
2.675% due 02/01/2032	1,335	1,389
2.676% due 06/01/2032	324	337
2.695% due 02/01/2035	325	338
2.719% due 10/01/2028	80	83
2.769% due 01/01/2035	590	617
2.792% due 05/01/2027	167	175
2.804% due 04/01/2035	174	183
2.814% due 11/01/2035	92	94
2.825% due 11/01/2026	111	116
2.829% due 09/01/2017	256	266
2.846% due 06/01/2035	9,632	10,031
2.860% due 03/01/2017 - 12/01/2029	80	81
2.864% due 05/01/2019 - 10/01/2023	39	40
2.875% due 12/01/2023	72	75
2.881% due 09/01/2031	44	45
2.885% due 05/25/2035	825	864
2.907% due 12/01/2027	31	32
2.915% due 05/01/2036	514	527
2.919% due 02/01/2021	68	69
2.930% due 07/01/2027	35	35
2.931% due 02/01/2027	89	93
2.969% due 05/01/2019	167	170
2.970% due 02/01/2024	118	121
2.990% due 07/01/2024	4	4
2.998% due 11/01/2017	15	15
3.025% due 05/01/2030 - 11/01/2031	67	69
3.027% due 07/01/2032	75	77
3.045% due 06/01/2019	6	6
3.074% due 03/01/2018	7	7
3.091% due 03/01/2025	22	23
3.097% due 08/01/2024	4	4
3.100% due 07/01/2017 - 11/01/2017	8	8
3.109% due 10/01/2016 - 10/01/2031	200	203
3.111% due 05/01/2026	29	31
3.125% due 08/01/2023 - 06/01/2026	25	25
3.143% due 02/01/2015	37	37
3.145% due 09/01/2028	3	4
3.174% due 09/01/2035	4,790	4,895
3.215% due 12/01/2017	145	150
3.223% due 11/01/2017	4	4
3.242% due 07/01/2035	442	461
3.277% due 09/01/2030	24	24
3.280% due 10/01/2035	407	425
3.386% due 02/01/2017	191	197
3.453% due 12/01/2035	203	212
3.494% due 07/01/2034	555	578
3.500% due 03/01/2026 - 07/01/2026	58	58
3.520% due 04/01/2032	6	6
3.549% due 09/01/2027	4	4

3.556% due 08/01/2026	30	31
3.607% due 08/01/2029	63	63
3.612% due 05/01/2036	3,267	3,277
3.645% due 07/01/2030	27	28
3.772% due 07/01/2035	723	758
3.823% due 06/01/2023	29	29
3.843% due 05/01/2036	31	31
3.874% due 06/01/2029	17	17
3.875% due 06/01/2017	5	5
3.905% due 05/01/2030	83	85
3.989% due 05/01/2036	22	23
4.000% due 03/01/2023 - 08/01/2040	464,658	476,364
4.096% due 05/01/2036	67	68
4.099% due 01/01/2026	21	21
4.125% due 06/01/2017	43	44
4.154% due 08/01/2035	494	514
4.288% due 11/01/2028	697	715
4.374% due 08/01/2028	243	249
4.395% due 09/01/2030	25	26
4.406% due 11/01/2028	405	416
4.445% due 02/01/2028	283	290
4.500% due 05/01/2013 - 09/01/2040	677,599	706,572
4.541% due 01/01/2028	16	16
4.600% due 06/01/2030	107	111
4.720% due 02/01/2031	545	561
4.755% due 03/01/2035	285	298
4.861% due 02/01/2034	437	455
4.864% due 09/01/2035	254	271
4.866% due 11/01/2035	3,795	4,032
4.875% due 05/01/2019	12	12
4.914% due 09/01/2034	151	156
4.961% due 01/01/2029	22	23
4.981% due 07/01/2024	10	10
4.995% due 01/01/2024	7	7
5.000% due 01/01/2012 - 07/01/2040	420,107	445,905
5.026% due 09/01/2034	787	821
5.030% due 05/01/2035	1,347	1,439
5.059% due 12/01/2030	581	600
5.145% due 06/01/2029	27	28
5.176% due 10/01/2035	407	435
5.215% due 09/01/2035	1,128	1,177
5.318% due 02/01/2030	495	510
5.345% due 11/01/2035	623	668
5.353% due 02/01/2031	249	251
5.493% due 02/01/2031	187	193
5.500% due 04/01/2011 - 08/01/2040	639,709	687,931
5.514% due 09/01/2020	20	21
5.580% due 02/01/2036	619	665
5.700% due 08/01/2018	300	339
5.730% due 10/01/2016	35	36
5.800% due 11/01/2011	1,760	1,835
5.818% due 11/01/2024	3	3
5.878% due 02/01/2026	45	48
5.950% due 02/25/2044	32	35
5.953% due 02/01/2025	136	141
6.000% due 08/01/2016 - 07/01/2040	538,206	586,798
6.250% due 12/25/2013	556	590
6.290% due 02/25/2029	1,500	1,724

6.300% due 06/25/2031 - 10/17/2038	5,403	6,349
6.305% due 04/01/2020	98	100
6.350% due 06/25/2020	1,249	1,313
6.390% due 05/25/2036	643	728
6.410% due 08/01/2016	904	983
6.450% due 09/01/2016	3,318	3,576
6.500% due 10/01/2011 - 07/01/2040	209,654	230,379
6.589% due 10/25/2031	36	39
6.703% due 08/01/2028	1,328	1,547
6.850% due 12/18/2027	1,289	1,456
6.875% due 02/01/2018	88	88
6.989% due 01/01/2030	309	333
7.000% due 11/01/2010 - 06/01/2037	2,777	3,087
7.491% due 08/01/2014	5	5
7.500% due 12/01/2012 - 07/25/2041	2,796	3,184
7.730% due 01/01/2025	918	1,074
7.800% due 10/25/2022 - 06/25/2026	185	197
8.000% due 06/01/2015 - 08/01/2030	43	48
8.200% due 04/25/2025	59	64
8.500% due 11/01/2017	103	113
8.579% due 06/25/2032	191	201
8.750% due 11/25/2019 - 06/25/2021	162	182
9.000% due 04/01/2016 - 11/01/2025	107	123
9.000% due 05/25/2022 - 06/25/2022 (b)	43	9
9.500% due 11/25/2020 - 04/01/2025	357	418
510.000% due 09/25/2019 (b)	0	3
839.670% due 08/25/2020 (b)	0	1
Farmer Mac
6.771% due 01/25/2013	1,721	1,713
8.340% due 04/25/2030	817	810
Federal Housing Administration
6.875% due 12/01/2016	217	216
6.896% due 07/01/2020	282	281
7.430% due 07/01/2018 - 07/01/2024	3,315	3,323
7.430% due 12/01/2018 (a)	865	858
Freddie Mac
0.204% due 02/01/2011 (f)	1,456	1,456
0.254% due 05/04/2011 (f)	219	219
0.284% due 01/14/2011	130	130
0.351% due 04/01/2011 (f)	93	93
0.500% due 07/15/2019 - 10/15/2020	3,503	3,491
0.550% due 03/15/2031 - 09/15/2035	1,352	1,351
0.587% due 07/25/2031	57	50
0.597% due 05/25/2031	298	245
0.607% due 03/09/2011	143	143
0.627% due 09/25/2031	339	321
0.650% due 05/15/2036	213	213
0.700% due 12/15/2029 - 12/15/2030	2,872	2,873
0.750% due 03/15/2017 - 06/15/2018	3,046	3,019

0.800% due 11/15/2030 - 12/15/2031	131	131
0.825% due 03/15/2024 - 09/15/2026	512	512
0.850% due 02/15/2028 - 03/15/2032	156	156
0.875% due 05/15/2023	1	1
0.900% due 03/15/2032	6	6
1.050% due 06/15/2036	18,802	18,824
1.300% due 04/15/2031	5,386	5,419
1.550% due 07/15/2027	1,710	1,710
1.793% due 10/01/2023	853	879
1.821% due 07/25/2044	21,628	21,992
1.875% due 01/01/2017 - 10/01/2024	28	29
2.375% due 04/01/2018	18	18
2.428% due 03/01/2033	281	293
2.544% due 01/01/2028	147	152
2.575% due 09/01/2027	45	45
2.598% due 12/01/2032	125	130
2.624% due 03/01/2032	80	83
2.626% due 11/01/2027	192	200
2.633% due 06/01/2022	5	5
2.660% due 02/01/2031	18	19
2.711% due 07/01/2028	354	369
2.723% due 07/01/2029	34	36
2.727% due 08/01/2027	15	16
2.752% due 07/01/2024	87	91
2.768% due 09/01/2028	39	40
2.773% due 04/01/2031	7	7
2.774% due 02/01/2029	164	171
2.784% due 03/01/2033	97	100
2.792% due 04/01/2029	54	57
2.803% due 10/01/2018 - 06/01/2024	34	36
2.806% due 11/01/2027	6	6
2.824% due 03/01/2027	9	9
2.825% due 09/01/2027	19	20
2.830% due 06/01/2022	42	44
2.844% due 11/01/2029	1,599	1,669
2.850% due 05/01/2032	11	11
2.862% due 02/01/2029	289	302
2.873% due 12/01/2029	267	280
2.875% due 12/01/2018	3	3
2.899% due 10/01/2027	26	26
2.903% due 08/01/2029	42	44
2.910% due 06/01/2028	83	87
2.916% due 10/01/2024	134	140
2.937% due 02/01/2027	427	446
2.947% due 12/01/2026	18	19
2.950% due 09/01/2026	291	304
2.953% due 08/01/2030	11	11
2.960% due 04/01/2025	34	36
2.972% due 10/01/2036	824	862
2.985% due 07/01/2027	67	70
3.008% due 09/01/2024	28	29
3.016% due 07/01/2030	269	278
3.018% due 05/01/2032	60	63
3.059% due 11/01/2031	3	3
3.095% due 05/01/2032	536	558
3.103% due 10/01/2023	62	65
3.109% due 05/01/2017 - 09/01/2018	168	172
3.114% due 08/01/2018	55	57

3.130% due 11/01/2027	133	134
3.138% due 07/01/2030	21	21
3.147% due 05/01/2032	387	401
3.150% due 10/01/2035	735	766
3.180% due 10/01/2027	46	48
3.231% due 08/01/2031	15	15
3.250% due 08/01/2031	1	1
3.295% due 10/01/2024	103	106
3.325% due 05/01/2019	13	13
3.432% due 11/01/2034	572	597
3.448% due 07/01/2019	83	85
3.465% due 02/01/2027	41	43
3.500% due 12/15/2022 - 07/15/2032	130	134
3.575% due 06/01/2030	5	5
3.641% due 08/15/2032	1,145	1,170
3.750% due 04/01/2019	19	19
4.000% due 04/01/2039 - 07/01/2040	109,659	111,107
4.500% due 08/15/2016 - 09/01/2040	847,791	878,478
4.857% due 12/01/2035	3,255	3,418
4.992% due 08/01/2035	1,168	1,230
5.000% due 11/15/2017 - 08/01/2040	141,054	149,058
5.125% due 09/01/2018	10	10
5.215% due 03/01/2035	314	331
5.249% due 03/01/2029	111	117
5.500% due 05/15/2016 - 07/01/2040	96,477	103,871
6.000% due 03/01/2017 - 07/01/2040	184,977	200,761
6.250% due 12/15/2028	1,180	1,297
6.500% due 10/15/2013 (b)	1	0
6.500% due 08/01/2016 - 10/25/2043	28,195	30,876
7.000% due 11/15/2020 - 12/01/2032	1,181	1,263
7.000% due 10/25/2023 (b)	48	10
7.400% due 02/01/2021	251	250
7.500% due 08/15/2029 (b)	21	4
7.500% due 01/15/2030	348	360
8.000% due 11/01/2013 - 09/01/2030	61	67
8.500% due 11/15/2018 - 08/01/2027	262	296
9.000% due 12/15/2020 - 02/15/2021	266	271
9.050% due 06/15/2019	49	55
9.500% due 12/15/2020 - 06/01/2021	272	275
9.500% due 11/01/2021 (b)	24	5
Ginnie Mae
0.448% due 04/20/2036	32,113	31,910
0.550% due 05/16/2030 - 02/16/2032	639	639
0.650% due 12/16/2026 - 01/16/2031	1,043	1,044
0.698% due 06/20/2032	301	303
0.750% due 06/16/2031 - 03/16/2032	879	883
0.800% due 10/16/2030	36	36
0.850% due 02/16/2030 - 04/16/2032	675	678

0.900% due 12/16/2025	449	451
0.950% due 02/16/2030	80	80
1.000% due 02/16/2030	69	70
1.298% due 03/20/2031	3,163	3,174
1.348% due 02/20/2031	1,931	1,934
1.490% due 01/20/2059	1,144	1,149
1.513% due 10/20/2058	998	1,003
2.750% due 02/20/2032	412	421
2.875% due 11/20/2031	1,462	1,497
3.000% due 10/20/2028 - 12/20/2032	2,900	2,970
3.125% due 10/20/2018 - 01/20/2030	5,554	5,692
3.250% due 01/20/2028 - 03/20/2030	669	685
3.375% due 03/20/2021 - 03/20/2028	2,943	3,017
3.500% due 03/20/2016 - 12/20/2018	32	33
3.625% due 08/20/2017 - 07/20/2035	31,075	31,961
4.000% due 11/20/2018 - 08/01/2040	74,788	76,133
4.375% due 04/20/2017 - 04/20/2033	21,167	21,915
4.500% due 08/16/2028 - 07/01/2040	419,635	438,260
4.875% due 04/20/2019	22	22
5.000% due 07/01/2040	132,000	140,601
5.500% due 07/01/2040	57,000	61,578
6.000% due 04/15/2011 - 07/01/2040	150,549	164,294
6.250% due 03/16/2029	2,559	2,710
6.500% due 10/15/2023 - 08/15/2039	82,484	90,587
7.000% due 09/15/2012 - 02/16/2029	984	1,035
7.028% due 03/16/2041	5,983	7,140
7.270% due 12/15/2040	1,702	1,702
7.500% due 02/15/2017 - 11/15/2031	1,593	1,769
7.750% due 10/15/2025	19	22
8.000% due 08/15/2011 - 09/20/2031	4,674	5,051
8.500% due 06/15/2027 - 03/20/2031	1,087	1,268
9.000% due 04/15/2020 - 08/20/2030	82	95
9.500% due 12/15/2021	46	53
Small Business Administration
5.370% due 04/01/2028	11,191	12,233
5.490% due 05/01/2028	14,100	15,487
5.870% due 05/01/2026 - 07/01/2028	11,163	12,427
6.344% due 08/01/2011	41	43
6.640% due 02/01/2011	104	107
7.190% due 12/01/2019	166	183
7.220% due 11/01/2020	614	675
7.449% due 08/01/2010	157	158
Vendee Mortgage Trust
6.500% due 03/15/2029	1,839	2,021
6.810% due 01/15/2030	586	646

Total U.S. Government Agencies (Cost $5,865,911)		6,014,958

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.000% due 07/31/2011 (f)	8,322	8,376
1.000% due 09/30/2011 (f)	1,487	1,498
1.125% due 06/30/2011 (f)	873	879

Total U.S. Treasury Obligations (Cost $10,726)		10,753

MORTGAGE-BACKED SECURITIES 13.8%
Adjustable Rate Mortgage Trust
2.856% due 09/25/2035	2,735	1,988
American Home Mortgage Assets
0.537% due 10/25/2046	3,141	1,589
0.637% due 08/25/2037	12,942	1,337
1.112% due 02/25/2047	10,609	5,207
American Home Mortgage Investment Trust
0.587% due 05/25/2047	3,605	783
2.749% due 02/25/2045	2,764	2,524
Banc of America Commercial Mortgage, Inc.
5.889% due 07/10/2044	950	967
Banc of America Funding Corp.
0.638% due 05/20/2035	1,949	1,070
5.753% due 10/25/2036	4,372	2,820
5.837% due 01/25/2037	3,607	2,075
Banc of America Mortgage Securities, Inc.
0.797% due 01/25/2034	159	152
2.909% due 07/25/2034	19	18
3.024% due 06/20/2031	387	313
3.368% due 07/25/2033	293	284
3.550% due 07/20/2032	52	32
5.409% due 02/25/2036	1,729	1,441
6.500% due 10/25/2031	104	104
BCAP LLC Trust
5.500% due 11/26/2035	19,000	18,415
Bear Stearns Adjustable Rate Mortgage Trust
3.359% due 11/25/2030	10	10
3.398% due 02/25/2033	18	16
3.579% due 01/25/2034	11	10
4.738% due 04/25/2034	22	20
Bear Stearns Alt-A Trust
2.759% due 05/25/2035	1,100	851
5.042% due 08/25/2036	7,770	2,317
5.496% due 11/25/2036	1,591	990
5.507% due 11/25/2036	1,382	885
5.625% due 11/25/2036	805	473
Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	6	6
5.717% due 06/11/2040	400	424
7.000% due 05/20/2030	1,792	1,993
Bear Stearns Mortgage Securities, Inc.
2.755% due 06/25/2030	22	22
Bear Stearns Structured Products, Inc.
5.563% due 12/26/2046	3,437	2,272
Bella Vista Mortgage Trust
0.598% due 05/20/2045	956	503
CC Mortgage Funding Corp.
0.527% due 05/25/2036	666	363
0.597% due 08/25/2035	1,226	756
0.740% due 01/25/2035	751	318
Chase Mortgage Finance Corp.
5.980% due 09/25/2036	155	150
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	22	22
6.500% due 02/25/2024	385	382

Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035	40	35
3.938% due 08/25/2035	2,493	973
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	5,000	5,132
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	3,502	2,570
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	2	2
Commercial Mortgage Pass-Through Certificates
0.450% due 04/15/2017	509	508
0.850% due 02/16/2034	1,658	1,636
4.867% due 05/10/2043	21,091	22,143
Community Program Loan Trust
4.500% due 10/01/2018	328	331
Countrywide Alternative Loan Trust
0.498% due 05/20/2046	37	36
0.517% due 01/25/2037	1,200	615
0.537% due 11/25/2046	4,841	2,585
0.547% due 05/25/2036	865	434
0.548% due 07/20/2046	2,038	794
0.557% due 05/25/2035	2,558	1,516
0.557% due 07/25/2046	4,118	2,180
0.558% due 03/20/2046	4,127	2,161
0.567% due 05/25/2035	478	259
0.577% due 08/25/2046	2,662	581
0.597% due 05/25/2035	691	325
0.597% due 09/25/2046	4,050	240
0.597% due 10/25/2046	2,354	654
0.607% due 07/25/2046	2,850	98
0.617% due 05/25/2036	2,431	517
0.627% due 12/25/2035	693	453
0.628% due 09/20/2046	8,850	1,003
0.687% due 10/25/2046	2,250	145
0.697% due 06/25/2037	4,259	908
0.697% due 06/25/2047	422	103
0.717% due 11/25/2035	1,160	293
0.767% due 12/25/2035	1,647	645
6.000% due 10/25/2032	162	163
6.250% due 11/25/2036	4,617	3,018
Countrywide Home Loan Mortgage Pass-Through Trust
0.577% due 05/25/2035	2,703	1,551
0.637% due 04/25/2035	1,805	1,020
0.647% due 04/25/2046	3,597	908
0.657% due 03/25/2035	4,338	2,437
0.677% due 02/25/2035	1,357	944
0.687% due 02/25/2035	43	28
0.687% due 03/25/2036	1,549	441
0.697% due 02/25/2036	2,302	580
0.747% due 03/25/2035	1,012	191
2.375% due 07/19/2031	9	8
2.460% due 09/25/2034	960	535
2.866% due 11/19/2033	77	61
3.385% due 08/25/2034	1,532	1,087
5.417% due 02/20/2036	1,774	1,178
5.920% due 09/25/2047	3,185	2,358
Credit Suisse First Boston Mortgage Securities Corp.
0.036% due 08/15/2038 (b)	304,723	669
2.508% due 06/25/2033	64	57
4.666% due 03/15/2036	427	443
4.824% due 06/25/2032	5	4

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	4,001	2,001
5.790% due 07/26/2037	21,253	21,113
5.912% due 06/15/2039	3,500	3,345
Deutsche ALT-A Securities, Inc.
0.437% due 08/25/2037	64	63
DLJ Mortgage Acceptance Corp.
3.621% due 11/25/2023	16	16
Downey Savings & Loan Association Mortgage Loan Trust
0.658% due 11/19/2037	6,250	239
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	809
8.970% due 09/18/2027	4,000	1,929
First Nationwide Trust
6.750% due 08/21/2031	80	82
First Republic Mortgage Loan Trust
0.700% due 11/15/2031	6,032	5,338
1.161% due 11/15/2031	1,436	1,098
Greenpoint Mortgage Funding Trust
0.547% due 10/25/2046	3,550	471
0.547% due 12/25/2046	3,350	439
0.557% due 10/25/2046	1,133	1
0.567% due 06/25/2045	1,843	1,084
0.577% due 06/25/2045	6,600	3,985
0.617% due 04/25/2036	3,125	693
0.667% due 09/25/2046	2,850	110
0.687% due 10/25/2046	3,852	473
Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/2033	211	176
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	3,695	3,789
GSR Mortgage Loan Trust
0.607% due 08/25/2046	3,793	645
2.576% due 06/25/2034	130	119
3.308% due 04/25/2036	700	584
GSRPM Mortgage Loan Trust
0.747% due 11/25/2031	1,060	986
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	138	138
0.478% due 04/19/2038	1,192	605
0.538% due 07/21/2036	3,950	2,128
0.598% due 09/19/2046	3,107	645
2.534% due 11/19/2034	173	100
3.098% due 07/19/2035	117	90
3.834% due 08/19/2034	5,006	3,666
5.626% due 08/19/2036	2,579	2,104
Homebanc Mortgage Trust
0.527% due 12/25/2036	989	689
Indymac ARM Trust
2.463% due 01/25/2032	13	9
Indymac INDB Mortgage Loan Trust
0.647% due 11/25/2035	388	161
Indymac Index Mortgage Loan Trust
0.547% due 11/25/2046	4,476	912
0.557% due 05/25/2046	2,725	1,422
0.587% due 07/25/2035	2,488	1,378
0.597% due 02/25/2037	2,450	284
0.647% due 06/25/2037	1,092	385
2.735% due 01/25/2036	4	2
2.785% due 12/25/2034	27	20
5.000% due 08/25/2035	3,201	2,064
5.173% due 01/25/2036	3,418	2,662

JPMorgan Chase Commercial Mortgage Securities Corp.
0.725% due 07/15/2019	167,422	142,412
4.853% due 03/15/2046	12,058	12,585
5.305% due 01/15/2049	21,000	21,000
5.716% due 02/15/2051	763	753
JPMorgan Mortgage Trust
5.119% due 10/25/2035	3,600	2,509
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	36	7
LB Mortgage Trust
8.443% due 01/20/2017	1,221	1,285
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	22,100	22,849
6.133% due 12/15/2030	470	491
Luminent Mortgage Trust
0.527% due 12/25/2036	5,506	3,109
0.547% due 10/25/2046	4,197	2,342
MASTR Adjustable Rate Mortgages Trust
0.587% due 05/25/2037	1,626	757
0.647% due 05/25/2047	3,950	693
0.687% due 05/25/2047	3,350	428
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	262	266
MASTR Seasoned Securities Trust
3.247% due 10/25/2032	919	869
Mellon Residential Funding Corp.
0.700% due 11/15/2031	2,429	2,269
0.790% due 12/15/2030	2,368	2,219
0.817% due 06/15/2030	325	281
1.230% due 11/15/2031	238	159
Merrill Lynch Alternative Note Asset
0.647% due 03/25/2037	2,410	979
Merrill Lynch Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	18,000	18,544
Merrill Lynch Mortgage Investors, Inc.
1.000% due 04/25/2028 (b)	1,045	6
MLCC Mortgage Investors, Inc.
1.730% due 01/25/2029	4,000	3,033
2.366% due 04/25/2035	84	80
Morgan Stanley Capital I
0.410% due 10/15/2020	5,280	4,788
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	4,500	4,727
Morgan Stanley Mortgage Loan Trust
0.717% due 11/25/2035	3,628	1,380
0.857% due 02/25/2047	3,154	1,461
2.550% due 07/25/2035	2,765	1,961
5.701% due 02/25/2047	6,451	4,186
Mortgage Equity Conversion Asset Trust
0.800% due 01/25/2042	30,889	29,823
0.810% due 05/25/2042	144,703	139,477
0.820% due 02/25/2042	4,051	3,909
0.840% due 10/25/2041	24,656	23,750
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	6,162	5,173
6.138% due 03/25/2047	5,600	4,625
7.000% due 02/19/2030	611	612
Ocwen Residential MBS Corp.
6.837% due 06/25/2039 (a)	207	5
Opteum Mortgage Acceptance Corp.
0.607% due 07/25/2035	623	541
Prime Mortgage Trust
0.747% due 02/25/2034	212	193
5.000% due 02/25/2019	10	10

RBSSP Resecuritization Trust
0.845% due 11/26/2035	1,129	999
Residential Accredit Loans, Inc.
0.547% due 12/25/2046	3,250	609
0.557% due 04/25/2046	16,846	6,950
0.597% due 08/25/2037	4,517	2,323
0.617% due 05/25/2046	2,650	248
0.652% due 09/25/2046	5,900	412
0.747% due 03/25/2033	425	380
3.639% due 08/25/2035	856	341
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	247	243
Residential Asset Securitization Trust
0.747% due 05/25/2033	308	270
Residential Funding Mortgage Securities I
5.066% due 09/25/2035	2,902	2,084
Sequoia Mortgage Trust
0.698% due 10/19/2026	127	105
0.728% due 10/20/2027	2,537	2,218
1.067% due 11/22/2024	27	22
2.697% due 01/20/2047	2,636	2,114
Sovereign Commercial Mortgage Securities Trust
5.842% due 07/22/2030	5,202	5,392
Structured Adjustable Rate Mortgage Loan Trust
0.567% due 05/25/2037	12,641	7,372
1.078% due 06/25/2034	1,111	861
2.659% due 07/25/2034	128	115
2.711% due 01/25/2035	3,197	2,544
4.540% due 08/25/2035	44	35
5.306% due 11/25/2035	3,606	2,592
6.000% due 10/25/2037	4,793	2,242
Structured Asset Mortgage Investments, Inc.
0.477% due 03/25/2037	430	232
0.537% due 06/25/2036	747	410
0.577% due 05/25/2045	3,566	2,035
0.598% due 07/19/2035	7,994	6,776
0.647% due 08/25/2036	4,250	536
0.678% due 10/19/2034	366	333
0.698% due 03/19/2034	1,584	1,385
1.008% due 09/19/2032	5,111	4,356
3.624% due 05/25/2022	835	788
5.135% due 05/02/2030	179	150
Structured Asset Securities Corp.
2.238% due 07/25/2032	2	2
2.241% due 01/25/2032	260	260
2.497% due 06/25/2033	85	73
2.610% due 08/25/2032	559	542
2.920% due 02/25/2032	3	3
3.051% due 10/25/2035	580	457
TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	126	117
5.630% due 01/25/2037	2,924	1,509
5.970% due 09/25/2036	9,317	5,137
6.014% due 07/25/2037	6,064	3,957
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	4,422	4,019
5.572% due 10/15/2048	5,150	5,339
WaMu Mortgage Pass-Through Certificates
0.567% due 07/25/2046	816	219
0.577% due 04/25/2045	200	155
0.597% due 12/25/2045	44	44
0.607% due 11/25/2045	2,646	2,056
0.657% due 01/25/2045	6,440	4,900
0.667% due 07/25/2045	197	153

0.687% due 01/25/2045	231	164
0.875% due 07/25/2044	569	281
0.987% due 12/25/2027	368	332
1.047% due 12/25/2045	1,076	132
1.231% due 07/25/2047	4,973	3,027
1.261% due 11/25/2046	911	552
1.621% due 11/25/2042	162	140
1.821% due 06/25/2042	825	658
1.821% due 08/25/2042	1,851	1,627
2.700% due 06/25/2033	1,805	1,735
2.784% due 03/25/2034	43	43
3.109% due 01/25/2047	3,164	1,881
3.325% due 05/25/2046	1,838	1,173
3.359% due 08/25/2046	678	451
5.415% due 04/25/2037	3,638	2,759
5.517% due 12/25/2036	3,291	2,415
5.992% due 10/25/2036	551	490
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.597% due 07/25/2046	2,038	503
1.391% due 05/25/2046	3,830	2,045
6.268% due 07/25/2036	4,384	2,296
Washington Mutual MSC Mortgage Pass-Through Certificates
3.044% due 11/25/2030	586	515
6.500% due 09/25/2032	1,332	1,370
Wells Fargo Mortgage-Backed Securities Trust
0.847% due 07/25/2037	4,014	2,505
3.193% due 05/25/2035	513	487
5.329% due 08/25/2036	321	318

Total Mortgage-Backed Securities (Cost $861,361)		771,369

ASSET-BACKED SECURITIES 10.7%
Aames Mortgage Investment Trust
0.747% due 10/25/2035	1,701	1,612
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	2,000	1,282
Access Group, Inc.
1.616% due 10/27/2025	16,116	16,529
Accredited Mortgage Loan Trust
0.397% due 02/25/2037	174	172
ACE Securities Corp.
0.397% due 12/25/2036	6	6
0.407% due 10/25/2036	587	369
0.437% due 06/25/2037	1,426	1,228
0.477% due 05/25/2036	1,060	1,041
1.047% due 08/25/2030	50	38
AFC Home Equity Loan Trust
0.757% due 06/25/2029	557	245
0.897% due 12/26/2029	19	15
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,431	1,302
American Express Issuance Trust
0.550% due 09/15/2011	12,000	12,005
Amortizing Residential Collateral Trust
0.617% due 06/25/2032	49	41
0.927% due 07/25/2032	736	625
1.047% due 10/25/2031	310	263
Amresco Residential Securities Mortgage Loan Trust
0.842% due 06/25/2028	150	109
0.902% due 06/25/2027	562	520
0.977% due 09/25/2028	1,627	1,170
1.287% due 06/25/2029	204	159

Argent Securities, Inc.
0.837% due 10/25/2035	7,500	1,207
Asset-Backed Funding Certificates
1.367% due 03/25/2032	971	776
Asset-Backed Securities Corp. Home Equity
0.427% due 05/25/2037	24	16
0.870% due 06/15/2031	332	267
Aurum CLO 2002-1 Ltd.
0.733% due 04/15/2014	306	294
BA Credit Card Trust
0.360% due 02/15/2013	3,000	2,999
1.550% due 12/16/2013	68,476	69,124
Bayview Financial Acquisition Trust
0.697% due 05/28/2037	4,350	2,631
5.208% due 04/28/2039	358	339
Bear Stearns Asset-Backed Securities Trust
0.377% due 06/25/2036	201	198
0.417% due 10/25/2036	317	312
0.747% due 09/25/2046	3,721	2,067
1.097% due 11/25/2042	1,251	1,073
1.322% due 02/25/2034	393	337
1.547% due 10/25/2032	529	485
3.472% due 06/25/2043	71	66
Capital Auto Receivables Asset Trust
1.800% due 10/15/2012	672	677
Carrington Mortgage Loan Trust
0.397% due 10/25/2036	311	304
0.397% due 01/25/2037	1,268	1,207
CDC Mortgage Capital Trust
1.397% due 01/25/2033	1,672	1,167
Centex Home Equity
0.647% due 01/25/2032	115	90
1.197% due 01/25/2032	1,066	489
Chase Funding Mortgage Loan Asset-Backed Certificates
0.947% due 07/25/2033	68	60
0.987% due 08/25/2032	417	380
1.007% due 11/25/2032	557	515
Chase Issuance Trust
0.390% due 04/15/2013	17,049	17,036
1.100% due 08/17/2015	21,300	21,581
CIT Group Home Equity Loan Trust
0.617% due 06/25/2033	736	621
0.637% due 03/25/2033	245	233
0.997% due 12/25/2031	1,055	516
Citigroup Mortgage Loan Trust, Inc.
0.407% due 05/25/2037	42	38
0.407% due 07/25/2045	993	762
5.764% due 01/25/2037	4,814	2,690
Conseco Finance
1.037% due 08/15/2033	2,896	1,913
1.850% due 05/15/2032	880	638
Conseco Financial Corp.
6.240% due 12/01/2028	2,984	2,998
7.550% due 01/15/2029	325	351
8.000% due 07/15/2018	630	636
8.050% due 10/15/2027	221	229
Countrywide Asset-Backed Certificates
0.397% due 05/25/2037	149	147
0.397% due 07/25/2037	572	556
0.397% due 08/25/2037	1,070	1,027
0.397% due 04/25/2047	223	221
0.397% due 06/25/2047	254	245
0.407% due 06/25/2047	1,192	1,131

0.427% due 06/25/2037	392	380
0.457% due 10/25/2046	402	395
0.597% due 04/25/2036	403	337
0.797% due 06/25/2033	589	475
0.817% due 11/25/2033	636	550
0.847% due 09/25/2032	2,750	2,195
1.247% due 10/25/2047	3,730	2,547
Credit Suisse First Boston Mortgage Securities Corp.
0.707% due 05/25/2044	716	691
Credit-Based Asset Servicing & Securitization LLC
0.417% due 01/25/2037	507	241
1.447% due 04/25/2032	391	319
Delta Funding Home Equity Loan Trust
1.170% due 09/15/2029	17	9
Denver Arena Trust
6.940% due 11/15/2019	6,599	5,937
EMC Mortgage Loan Trust
0.717% due 05/25/2040	836	656
Equifirst Mortgage Loan Trust
0.587% due 01/25/2034	409	362
First Plus Home Loan Trust
7.670% due 05/10/2024	399	409
Ford Credit Auto Owner Trust
1.150% due 04/15/2012	71	71
1.770% due 06/15/2012	109,825	110,454
2.100% due 11/15/2011	9,771	9,792
2.790% due 08/15/2013	150	153
Franklin Auto Trust
1.928% due 06/20/2012	4,820	4,838
GE-WMC Mortgage Securities LLC
0.387% due 08/25/2036	99	36
GMAC Mortgage Corp. Loan Trust
0.587% due 01/25/2029	1,041	615
GSAMP Trust
0.497% due 10/25/2036	10,000	672
0.747% due 02/25/2033	619	464
HSI Asset Securitization Corp. Trust
0.407% due 05/25/2037	351	338
IMC Home Equity Loan Trust
6.880% due 11/20/2028	54	52
7.520% due 08/20/2028	80	80
Indymac Residential Asset-Backed Trust
0.427% due 07/25/2037	10	10
0.477% due 04/25/2047	16	16
Irwin Home Equity Corp.
1.697% due 02/25/2029	1,084	891
JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036	43	43
0.407% due 03/25/2047	36	26
0.427% due 08/25/2036	95	28
Lehman ABS Mortgage Loan Trust
0.437% due 06/25/2037	34	13
Lehman XS Trust
0.577% due 06/25/2046	2,947	314
0.597% due 08/25/2046	1,518	2
0.667% due 11/25/2046	2,050	370
Long Beach Mortgage Loan Trust
0.407% due 12/25/2036	466	462
1.772% due 03/25/2032	2,200	1,153

MASTR Asset-Backed Securities Trust
0.407% due 11/25/2036	239	237
0.447% due 03/25/2036	68	68
0.477% due 01/25/2036	951	923
0.847% due 12/25/2034	1,971	1,219
Merrill Lynch First Franklin Mortgage Loan Trust
0.407% due 07/25/2037	16	16
Merrill Lynch Mortgage Investors, Inc.
0.407% due 10/25/2037	1,768	488
0.417% due 07/25/2037	251	245
0.427% due 09/25/2037	307	90
0.707% due 06/25/2035	1,162	865
Mesa Trust Asset-Backed Certificates
0.747% due 12/25/2031	1,030	757
Mid-State Trust
7.340% due 07/01/2035	844	861
7.400% due 07/01/2035	36	36
7.790% due 07/01/2035	48	46
7.791% due 03/15/2038	1,843	1,724
Morgan Stanley ABS Capital I
0.447% due 10/25/2036	5,000	4,050
1.147% due 07/25/2037	1,234	1,115
Morgan Stanley Home Equity Loan Trust
0.397% due 12/25/2036	1,090	1,055
Morgan Stanley Mortgage Loan Trust
0.707% due 04/25/2037	600	259
5.726% due 10/25/2036	5,141	3,028
5.750% due 04/25/2037	3,946	2,697
6.000% due 07/25/2047	4,459	3,253
Nationstar Home Equity Loan Trust
0.407% due 06/25/2037	227	219
0.467% due 04/25/2037	7	6
Option One Mortgage Loan Trust
0.947% due 01/25/2032	213	178
Park Place Securities, Inc.
0.847% due 07/25/2035	5,000	3,044
1.047% due 10/25/2034	7,500	3,058
Popular ABS Mortgage Pass-Through Trust
0.437% due 01/25/2037	187	180
Renaissance Home Equity Loan Trust
0.707% due 11/25/2034	320	273
0.847% due 12/25/2033	4,722	3,819
1.547% due 08/25/2032	2,156	1,464
Residential Asset Mortgage Products, Inc.
0.417% due 02/25/2037	634	622
Residential Asset Securities Corp.
0.417% due 02/25/2037	1,358	1,304
0.847% due 07/25/2032	1,278	644
0.927% due 06/25/2033	165	82
0.947% due 06/25/2032	111	54
Residential Funding Mortgage Securities II, Inc.
8.350% due 12/25/2024	414	402
8.850% due 03/25/2025	92	90
Residential Mortgage Loan Trust
1.847% due 09/25/2029	161	148
SACO I, Inc.
0.607% due 06/25/2036	1,040	341
Salomon Brothers Mortgage Securities VII, Inc.
1.275% due 01/25/2032	382	303
1.322% due 10/25/2028	480	430
6.930% due 08/25/2028	545	489
Saxon Asset Securities Trust
0.687% due 12/26/2034	1,041	907
0.867% due 08/25/2032	4	4

SBI HELOC Trust
0.517% due 08/25/2036	145	141
Securitized Asset-Backed Receivables LLC Trust
0.387% due 01/25/2037	331	315
0.407% due 12/25/2036	3,329	1,153
0.477% due 05/25/2037	978	725
SLM Student Loan Trust
0.306% due 10/27/2014	476	475
0.346% due 10/25/2019	1,583	1,579
0.396% due 07/25/2019	800	796
0.396% due 04/27/2020	4,125	4,089
0.406% due 07/25/2019	5,000	4,938
0.426% due 04/25/2017	209	209
0.486% due 07/25/2023	3,000	2,902
0.546% due 07/27/2015	354	354
0.716% due 10/27/2014	12,221	12,234
0.766% due 01/25/2017	1,100	1,102
1.066% due 01/25/2019	2,200	2,229
1.416% due 10/25/2016	1,960	1,990
1.816% due 04/25/2023	177,340	183,543
Soundview Home Equity Loan Trust
0.407% due 11/25/2036	109	56
Specialty Underwriting & Residential Finance
1.027% due 01/25/2034	289	218
Structured Asset Investment Loan Trust
1.197% due 12/25/2034	5,125	2,427
Structured Asset Securities Corp.
0.397% due 10/25/2036	1,281	1,263
0.637% due 01/25/2033	18	17
0.747% due 05/25/2034	1,235	1,096
1.397% due 01/25/2033	894	388
Trapeza CDO I LLC
1.273% due 11/16/2034	1,000	282
Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034	22	22
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	2,862
UPS Capital Business Credit
0.930% due 04/15/2026	122	29
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	50	51
WMC Mortgage Loan Pass-Through Certificates
1.250% due 10/15/2029	9	9

Total Asset-Backed Securities (Cost $630,994)		594,363

SHORT-TERM INSTRUMENTS 14.6%
REPURCHASE AGREEMENTS 0.3%
Banc of America Securities LLC
0.010% due 07/01/2010	12,900	12,900
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $13,180. Repurchase proceeds are $12,900.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	401	401
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $410. Repurchase proceeds are $401.)

		13,301

U.S. TREASURY BILLS 1.4%
0.200% due 07/22/2010 -
09/09/2010 (d)(f)(i)	80,072	80,051

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.059% due 07/15/2010 (f)	330	330

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 12.9%
	71,786,032	718,865

Total Short-Term Instruments (Cost $812,432)		812,547

Total Investments 147.3% (Cost $8,184,479)		$8,206,531
Written Options (k) (0.0%) (Premiums $3,084)		0
Other Assets and Liabilities (Net) (47.3%)		(2,636,456)

Net Assets 100.0%		$5,570,075

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Principal only security.

(d)	Coupon represents a weighted average yield.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $88,927 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(g)	Securities with an aggregate market value of $1,650 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $76,000 at a weighted average interest rate of 0.180%. On June 30, 2010, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $815 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 2-Year Note September Futures	Long	09/2010	999	$921

(j)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 1.550% due 03/25/2035	UBS	(1.250%	)	03/25/2035	$1,751	$1,724	$0	$1,724
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	5,000	2,111	0	2,111
BFC Genesee CDO Ltd. 3-Month USD-LIBOR plus 1.650% due 01/10/2041	JPM	(1.450%	)	01/10/2041	2,460	2,395	0	2,395
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%	)	10/20/2020	5,000	2,383	0	2,383
CS First Boston Mortgage Securities Corp. 5.300% due 07/15/2037	UBS	(1.080%	)	07/15/2037	10,000	8,148	0	8,148
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%	)	10/25/2035	2,445	2,305	0	2,305
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 1.950% due 06/25/2034	MLP	(1.900%	)	06/25/2034	1,438	1,152	0	1,152
Lancer Funding Ltd. 3-Month USD-LIBOR plus 3.250% due 04/06/2046	JPM	(2.900%	)	04/06/2046	7,053	6,375	0	6,375
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	JPM	(1.170%	)	09/15/2040	4,000	3,073	0	3,073
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(1.190%	)	02/25/2034	742	365	0	365
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	JPM	(1.150%	)	11/12/2037	4,000	2,966	0	2,966
Merrill Lynch Mortgage Trust 5.523% due 06/12/2043	UBS	(1.080%	)	06/12/2043	10,000	8,401	0	8,401
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(1.390%	)	12/27/2033	748	461	0	461
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	(2.200%	)	09/25/2034	2,851	2,691	0	2,691
Octagon Investment Partners X Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%	)	10/18/2020	1,000	330	0	330
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%	)	04/15/2020	2,000	774	0	774
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(1.240%	)	02/25/2035	730	481	0	481
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	1,500	517	0	517

						$46,652	$0	$46,652

Credit Default Swaps on Asset Backed Securities - Sell Protection(2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	1.050%	07/25/2034	$3,854	$(1,111)	$(963)	$(148)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035	5,152	(4,354)	(3,504)	(850)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.640%	09/25/2034	7,500	(3,588)	(2,550)	(1,038)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034	7,500	(2,593)	(2,325)	(268)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034	6,500	(2,986)	(2,145)	(841)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	GSC	0.480%	10/25/2035	6,500	(2,576)	(1,950)	(626)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035	8,000	(4,558)	(2,400)	(2,158)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.460%	07/25/2035	7,000	(2,650)	(2,450)	(200)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	GSC	0.490%	09/25/2035	9,000	(4,029)	(3,150)	(879)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	7,500	(4,520)	(2,400)	(2,120)
MASTR Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.500% due 12/25/2034	GSC	0.500%	12/25/2034	5,529	(252)	(1,548)	1,296
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	GSC	0.450%	06/25/2035	7,500	(3,170)	(2,550)	(620)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	GSC	0.520%	02/25/2035	5,000	(2,364)	(2,250)	(114)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034	7,500	(3,285)	(2,250)	(1,035)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034	5,000	(2,227)	(1,600)	(627)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034	6,411	(2,514)	(1,795)	(719)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	GSC	0.500%	09/25/2036	7,500	(5,229)	(3,375)	(1,854)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	GSC	0.800%	10/25/2035	4,421	(2,396)	(1,990)	(406)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	GSC	0.440%	04/25/2035	5,000	(2,861)	(2,750)	(111)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	GSC	0.480%	09/25/2035	13,000	(8,024)	(7,150)	(874)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	GSC	0.510%	08/25/2035	9,000	(7,625)	(6,750)	(875)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	GSC	0.650%	09/25/2034	3,961	(2,147)	(1,584)	(563)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	1.425%	04/25/2034	566	(299)	(227)	(72)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034	2,658	(2,625)	(2,499)	(126)
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	GSC	0.630%	04/25/2034	2,228	(1,069)	(780)	(289)

					$(79,052)	$(62,935)	$(16,117)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA AAA 3 Index	BCLY	(0.080%	)	12/13/2049	$12,000	$1,442	$1,080	$362
CMBX.NA AAA 4 Index	BOA	(0.350%	)	02/17/2051	44,600	5,974	8,024	(2,050)
CMBX.NA AAA 4 Index	CITI	(0.350%	)	02/17/2051	8,050	1,078	1,465	(387)
CMBX.NA AAA 4 Index	DUB	(0.350%	)	02/17/2051	9,000	1,205	1,575	(370)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051	29,000	3,883	3,089	794
CMBX.NA AAA 4 Index	JPM	(0.350%	)	02/17/2051	62,000	8,302	11,351	(3,049)
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051	47,000	6,293	5,394	899
CMBX.NA AAA 4 Index	RBS	(0.350%	)	02/17/2051	1,000	134	157	(23)
CMBX.NA AAA 4 Index	UBS	(0.350%	)	02/17/2051	8,000	1,071	880	191
CMBX.NA AAA 5 Index	GSC	(0.350%	)	02/15/2051	19,500	2,481	3,656	(1,175)

						$31,863	$36,671	$(4,808)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE A 06-1 Index	BCLY	0.540%	07/25/2045	$8,005	$(6,719)	$(220)	$(6,499)
ABX.HE A 06-2 Index	CSFB	0.440%	05/25/2046	9,718	(9,176)	(5,393)	(3,783)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046	777	(730)	(400)	(330)
CMBX.NA BBB- 1 Index	DUB	1.340%	10/12/2052	8,000	(5,945)	80	(6,025)

					$(22,570)	$(5,933)	$(16,637)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$126,000	$1,359	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	10,300	103	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	110,000	1,218	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	40,200	404	0

							$3,084	$0

(l)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2025	$29,000	$29,996	$30,133
Fannie Mae	4.000%	07/01/2040	77,000	76,527	78,011
Fannie Mae	4.000%	08/01/2040	17,000	17,032	17,170
Fannie Mae	4.500%	07/01/2040	363,000	374,039	376,329
Fannie Mae	5.000%	07/01/2025	32,000	33,896	34,140
Fannie Mae	5.000%	07/01/2040	89,000	94,189	94,173
Fannie Mae	5.000%	12/01/2040	43,000	45,419	45,351
Fannie Mae	6.000%	07/01/2025	56,000	60,364	60,727
Fannie Mae	6.000%	07/01/2040	267,000	287,405	289,612
Fannie Mae	6.000%	08/01/2040	100,000	108,219	108,219
Ginnie Mae	4.500%	07/01/2040	15,000	15,567	15,630
Ginnie Mae	6.500%	12/01/2099	78,500	85,683	86,117

				$1,228,336	$1,235,612

(m)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$1,876	$0	$1,876
Municipal Bonds & Notes	0	665	0	665
U.S. Government Agencies	0	6,005,357	9,601	6,014,958
U.S. Treasury Obligations	0	10,753	0	10,753
Mortgage-Backed Securities	0	573,125	198,244	771,369
Asset-Backed Securities	0	593,787	576	594,363
Short-Term Instruments	718,865	93,682	0	812,547

Investments, at value	$718,865	$7,279,245	$208,421	$8,206,531
Short Sales, at value	$0	$(1,235,612)	$0	$(1,235,612)
Financial Derivative Instruments(3)	$921	$333	$8,757	$10,011

Totals	$719,786	$6,043,966	$217,178	$6,980,930

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
U.S. Government Agencies	$11,129	$(1,572)	$(2)	$52	$(6)	$0	$0	$9,601	$20
Mortgage-Backed Securities	216,528	(1,986)	161	134	1,822	0	(18,415)	198,244	2,184
Asset-Backed Securities	652	(88)	1	2	38	0	(29)	576	33

Investments, at value	$228,309	$(3,646)	$160	$188	$1,854	$0	$(18,444)	$208,421	$2,237
Financial Derivative Instruments(3)	$9,070	$0	$0	$0	$460	$0	$(773)	$8,757	$388

Totals	$237,379	$(3,646)	$160	$188	$2,314	$0	$(19,217)	$217,178	$2,625

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Municipal Sector Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 108.2%
ALABAMA 0.1%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$540

ALASKA 0.3%
Matanuska-Susitna, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,260

ARIZONA 3.1%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,000	1,003
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008
5.000% due 01/01/2038	10,000	10,418
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2009
5.000% due 01/01/2039	10,000	10,493
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	1,000	1,022

		22,936

ARKANSAS 0.2%
North Little Rock, Arkansas Health Facilities Board Revenue Bonds, Series 1996
5.750% due 12/01/2021	1,000	1,092

CALIFORNIA 23.4%
Alhambra, California Unified School District General Obligation Bonds, (AGC Insured), Series 2009
5.500% due 08/01/2033	5,000	5,147
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	1,001
0.000% due 09/01/2035	5,000	948
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,500	2,543
California State Bay Area Toll Authority Revenue Bonds, Series 2008
5.000% due 04/01/2034	5,000	5,155
California State Department of Water Resources Revenue Bonds, Series 2010
4.000% due 05/01/2021	300	309
California State Desert Community College District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2037	2,000	2,034
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	500	501
California State Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	10,000	10,459

California State General Obligation Bonds, (NPFGC-IBC Insured), Series 2007
5.000% due 06/01/2037	2,030	1,935
California State General Obligation Bonds, Series 2005
5.050% due 12/01/2036	4,970	4,401
California State General Obligation Bonds, Series 2007
4.875% due 12/01/2033	250	230
California State Health Facilities Financing Authority Revenue Bonds, (NPFGC-IBC Insured), Series 2007
5.000% due 11/15/2042	13,000	12,133
California State Imperial Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	1,000	266
California State Palomar Pomerado Health General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2019	6,435	4,208
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	2,300	2,332
Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
0.000% due 08/01/2026	1,035	428
Dublin, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2024	410	189
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	4,600	2,953
5.750% due 06/01/2047	1,720	1,228
Grossmont, California Union High School District General Obligation Bonds, (FSA Insured), Series 2009
5.250% due 08/01/2033	6,950	7,235
Hawthorne, California School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2020	315	190
Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2019	300	193
Huntington Beach, California Union High School District General Obligation Bonds, (FSA-CR/NPFGC Insured), Series 2005
0.000% due 08/01/2030	5,000	1,455
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,000
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	513
Los Angeles, California Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,250
5.000% due 08/01/2032	7,200	7,354
Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	17,000	17,350

Los Angeles, California Department of Airports Revenue Bonds, Series 2010
4.000% due 05/15/2020	75	77
4.500% due 05/15/2022	250	262
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2039	3,900	4,020
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.000% due 07/01/2026	2,350	2,530
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	4,700	4,630
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,306
Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,262
Poway, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2021	2,500	1,429
0.000% due 08/01/2027	2,500	928
Salinas, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	356
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	3,000	3,072
San Bernardino, California Community College District General Obligation Bonds, Series 2008
5.500% due 08/01/2019	300	348
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2027	4,000	4,081
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	5,635	5,635
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	279
Santa Margarita-Dana, California Point Authority Revenue Bonds, Series 2009
5.125% due 08/01/2038	5,000	5,203
Santa Monica-Malibu, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	2,688
Southern California State Metropolitan Water District Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 10/01/2036	500	512
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.000% due 01/01/2039	15,350	16,185

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	75
5.125% due 06/01/2046	9,500	6,113
Torrance, California Unified School District General Obligation Bonds, Series 2009
5.375% due 08/01/2021	1,500	1,714
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	1,007
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2038	4,000	4,124
University of California Revenue Bonds, Series 2009
5.250% due 05/15/2039	4,000	4,253
West Contra Costa, California Unified School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	5,000	2,647
Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	3,000	1,261

		173,937

COLORADO 4.1%
Arapahoe County, Colorado School District No. 5 Cherry Creek General Obligation Bonds, Series 2009
5.000% due 12/15/2028	10,210	11,088
Boulder, Larimer & Weld Counties, Colorado St. Vrain Valley School District General Obligation Bonds, Series 2009
5.000% due 12/15/2033	3,100	3,252
Colorado State Certificates of Participation Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2030	7,750	7,843
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2003
5.500% due 05/15/2030	3,000	3,163
Colorado State Regional Transportation District Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	1,585	1,597
Colorado State Water Resources & Power Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.250% due 12/01/2038	500	525
Gunnison, Colorado Watershed School District No. Re1J General Obligation Bonds, Series 2009
5.250% due 12/01/2033	1,500	1,620
University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,608

		30,696

DISTRICT OF COLUMBIA 2.2%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,092
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	4,500	4,874

		15,966

FLORIDA 3.0%
Broward County, Florida Revenue Bonds, Series 2009
5.375% due 10/01/2029	1,150	1,202

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	5,910	6,058
5.000% due 06/01/2035	1,655	1,731
Florida State Board of Education General Obligation Bonds, Series 2009
5.000% due 06/01/2034	5,000	5,193
Florida State JEA Water & Sewer System Revenue Bonds, Series 2009
5.500% due 10/01/2039	5,000	5,187
Miami-Dade County, Florida Revenue Bonds, (AGC Insured), Series 2008
5.250% due 10/01/2033	1,000	1,003
Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
4.556% due 10/01/2021	2,000	1,806

		22,180

GEORGIA 0.5%
Macon-Bibb County, Georgia Hospital Authority Revenue Bonds, Series 2009
5.000% due 08/01/2032	4,000	4,052

HAWAII 0.4%
Hawaii Pacific Health Revenue Bonds, Series 2010
5.500% due 07/01/2040	500	492
University of Hawaii Revenue Bonds, Series 2009
5.250% due 10/01/2034	2,000	2,137

		2,629

ILLINOIS 6.8%
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 12/01/2019	5,195	3,476
0.000% due 12/01/2020	6,550	4,160
Chicago, Illinois Airport Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,230
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	806
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
0.000% due 01/01/2023 (a)	1,555	1,609
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	4,210	4,274
Illinois State Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	765	787
Illinois State Facilities Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,155
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	10,000	10,945
5.750% due 07/01/2033	300	333
Illinois State Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,559

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,660
Peoria, Illinois Public Building Commission Revenue Bonds, (AGC Insured), Series 2009
0.000% due 12/01/2019	4,000	2,596
0.000% due 12/01/2020	3,000	1,802

		50,392

KANSAS 0.3%
Wichita, Kansas Revenue Bonds, Series 2009
4.750% due 11/15/2024	2,000	2,013

KENTUCKY 0.4%
Paducah, Kentucky Revenue Bonds, (AGC Insured), Series 2009
5.250% due 10/01/2035	3,000	3,188

LOUISIANA 0.9%
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	6,500	6,363

MARYLAND 0.9%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,627
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,298
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 05/15/2040	3,000	3,068

		6,993

MASSACHUSETTS 6.8%
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
3.116% due 11/01/2019	2,000	1,810
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034	5,000	5,031
Massachusetts State Revenue Bonds, (FSA Insured), Series 2005
3.783% due 06/01/2020	11,820	11,172
3.883% due 06/01/2022	10,775	10,094
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2006
3.011% due 08/01/2023	19,700	17,206
Massachusetts State Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2039	5,000	5,257

		50,570

MICHIGAN 1.9%
Detroit, Michigan Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	5,125	5,026
Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC Insured), Series 2005
4.875% due 03/01/2030	7,270	6,780

Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,042

		13,848

MINNESOTA 1.0%
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2010
5.250% due 08/15/2035	1,000	1,024
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	5,000	5,198
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	850	845

		7,067

MISSOURI 0.8%
Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
5.375% due 03/15/2039	5,180	5,661
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
4.750% due 09/01/2032	260	248

		5,909

NEBRASKA 1.5%
Nebraska State Municipal Energy Agency Revenue Bonds, (BHAC Insured), Series 2009
5.375% due 04/01/2039	10,000	10,859

NEVADA 2.7%
Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	5,000	5,015
Clark County, Nevada General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
4.750% due 11/01/2035	15,230	15,314

		20,329

NEW JERSEY 1.8%
New Jersey State Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	6,008
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	81
5.000% due 06/01/2041	6,700	4,393
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,500	2,631

		13,113

NEW YORK 11.4%
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	2,000	2,022
Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,000	1,043
Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	2,200	2,410

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
3.486% due 09/01/2015	20,000	19,247
New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
3.273% due 08/01/2016	1,700	1,650
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2004
5.000% due 06/15/2039	500	515
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	4,000	4,066
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	5,000	5,384
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.250% due 01/15/2030	10,000	10,679
5.375% due 01/15/2034	1,905	2,029
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	1,830	1,935
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038	4,500	4,695
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	2,000	2,108
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	1,660	1,771
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
18.952% due 06/15/2026	2,340	3,437
New York State Port Authority of New York & New Jersey Revenue Bonds, (NPFGC Insured), Series 2004
5.125% due 05/01/2034	2,500	2,522
New York State Port Authority of New York & New Jersey Revenue Bonds, (NPFGC-FGIC Insured), Series 2001
5.000% due 08/01/2036	7,310	7,312
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2038	2,500	2,635
5.750% due 11/01/2030	2,300	2,521
New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	1,500	1,532
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	5,000	5,398

		84,911

NORTH CAROLINA 0.9%
Charlotte, North Carolina Certificates of Participation Bonds, Series 2009
5.000% due 06/01/2034	5,000	5,298
North Carolina State Medical Care Commission Revenue Bonds, Series 2010
5.000% due 06/01/2034	1,500	1,518

		6,816

NORTH DAKOTA 0.1%
Cass County, North Dakota Revenue Bonds, (AGC Insured), Series 2008
5.125% due 02/15/2037	1,000	1,005

OHIO 1.4%
Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	1,000	988
Ohio State Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	1,000	1,077
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	250	261
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	151
5.875% due 06/01/2030	500	393
5.875% due 06/01/2047	5,700	4,093
6.000% due 06/01/2042	4,900	3,699

		10,662

OREGON 2.1%
Clackamas County, Oregon School District No. 12 General Obligation Bonds, (FSA Insured), Series 2007
0.000% due 06/15/2019 (a)	1,000	1,058
0.000% due 06/15/2020 (a)	4,140	4,335
Oregon State Department of Administrative Services Revenue Bonds, Series 2009
5.000% due 04/01/2028	8,750	9,456
Oregon State Facilities Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,000	1,015

		15,864

PENNSYLVANIA 1.2%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2009
5.500% due 11/01/2031	2,000	2,132
Bucks County, Pennsylvania Centennial School District General Obligation Bonds, (FSA Insured), Series 2009
5.125% due 12/15/2032	3,250	3,421
Pennsylvania State Turnpike Commission Revenue Bonds, (AGC Insured), Series 2009
5.000% due 06/01/2039	3,000	3,087

		8,640

PUERTO RICO 0.1%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	45
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2010
5.375% due 08/01/2038	1,000	1,002

		1,047

RHODE ISLAND 0.2%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,350

SOUTH CAROLINA 2.3%
South Carolina State Public Service Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	8,530	9,334
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,000	7,554

		16,888

TENNESSEE 1.5%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	2,900	2,947
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2024	3,500	3,396
5.000% due 02/01/2025	3,000	2,903
5.000% due 02/01/2027	2,000	1,905

		11,151

TEXAS 20.6%
Carrollton-Farmers Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.750% due 02/15/2032	5,000	5,157
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.000% due 02/01/2036	2,200	2,281
Conroe, Texas Independent School District General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,497
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,814
El Paso, Texas General Obligation Bonds, Series 2009
5.000% due 08/15/2025	1,530	1,652
5.500% due 08/15/2034	2,000	2,193
Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,846
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2034	20,000	6,226
Harris County, Texas Revenue Bonds, Series 2009
5.000% due 08/15/2038	10,000	10,377
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	410	417
Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.125% due 11/15/2032	5,595	5,974
5.250% due 11/15/2033	5,000	5,366
Lancaster, Texas Independent School District General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	1,061

North Central Texas State Health Facility Development Corp. Revenue Bonds, Series 2009
5.750% due 08/15/2039	2,500	2,673
North Texas State Tollway Authority Revenue Bonds, Series 2008
5.750% due 01/01/2033	1,250	1,306
Round Rock, Texas Independent School District General Obligation Bonds, Series 2009
5.250% due 08/01/2034	10,000	10,819
San Antonio, Texas Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
4.500% due 05/15/2032	400	403
San Antonio, Texas Utilities Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 02/01/2030	7,070	7,267
San Antonio, Texas Water Revenue Bonds, (NPFGC Insured), Series 2005
4.750% due 05/15/2038	25,000	25,258
San Antonio, Texas Water System Revenue Bonds, Series 2009
5.250% due 05/15/2034	13,790	14,781
Spring, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2009
5.000% due 08/15/2034	9,500	10,037
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,924
Texas A&M University Revenue Bonds, Series 2010
5.000% due 05/15/2020	230	269
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.817% due 02/15/2031	300	361
Texas State McLennan County Junior College District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/15/2032	810	841
Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,525	1,594
Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	1,980
Texas State Tarrant Regional Water District Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	5,124
Tyler, Texas Independent School District General Obligation Bonds, Series 2009
5.000% due 02/15/2034	3,000	3,151
University of Texas Revenue Bonds, Series 2006
4.750% due 08/15/2028	6,020	6,366

		153,015

VIRGINIA 0.3%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,076
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	777

		1,853

WASHINGTON 2.3%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,320	1,343
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2028	2,500	2,647
Washington State Central Puget Sound Regional Transportation Authority Revenue Bonds, Series 2007
5.000% due 11/01/2036	680	711
Washington State Certificates of Participation Bonds, Series 2009
5.400% due 01/01/2028	2,295	2,448
5.500% due 01/01/2029	2,280	2,436
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2026	10,480	5,002
Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,799

		17,386

WEST VIRGINIA 0.3%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,945	2,197

WISCONSIN 0.4%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	200	203
Wisconsin State Revenue Bonds, Series 2009
5.750% due 05/01/2033	2,750	2,989

		3,192

Total Municipal Bonds & Notes (Cost $746,981)		802,909

Total Investments 108.2% (Cost $746,981)		$802,909
Other Assets and Liabilities (Net) (8.2%)		(60,630)

Net Assets 100.0%		$742,279

Notes to Schedule of Investments (amounts in thousands):

(a)	Security becomes interest bearing at a future date.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Municipal Bonds & Notes
Alabama	$0	$540	$0	$540
Alaska	0	2,260	0	2,260
Arizona	0	22,936	0	22,936
Arkansas	0	1,092	0	1,092
California	0	173,937	0	173,937
Colorado	0	30,696	0	30,696
District of Columbia	0	15,966	0	15,966
Florida	0	22,180	0	22,180
Georgia	0	4,052	0	4,052
Hawaii	0	2,629	0	2,629
Illinois	0	50,392	0	50,392
Kansas	0	2,013	0	2,013
Kentucky	0	3,188	0	3,188
Louisiana	0	6,363	0	6,363
Maryland	0	6,993	0	6,993
Massachusetts	0	50,570	0	50,570
Michigan	0	13,848	0	13,848
Minnesota	0	7,067	0	7,067
Missouri	0	5,909	0	5,909
Nebraska	0	10,859	0	10,859
Nevada	0	20,329	0	20,329
New Jersey	0	13,113	0	13,113
New York	0	84,911	0	84,911
North Carolina	0	6,816	0	6,816
North Dakota	0	1,005	0	1,005
Ohio	0	10,662	0	10,662
Oregon	0	15,864	0	15,864
Pennsylvania	0	8,640	0	8,640
Puerto Rico	0	1,047	0	1,047
Rhode Island	0	1,350	0	1,350
South Carolina	0	16,888	0	16,888
Tennessee	0	11,151	0	11,151
Texas	0	153,015	0	153,015
Virginia	0	1,853	0	1,853
Washington	0	17,386	0	17,386
West Virginia	0	2,197	0	2,197
Wisconsin	0	3,192	0	3,192

Investments, at value	$0	$802,909	$0	$802,909

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Real Return Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
International Lease Finance Corp.
6.750% due 03/17/2015		$1,500	$1,483

Total Bank Loan Obligations (Cost $1,471)			1,483

CORPORATE BONDS & NOTES 5.7%
BANKING & FINANCE 5.1%
American Express Bank FSB
0.477% due 05/29/2012		600	591
5.550% due 10/17/2012		1,900	2,044
American International Group, Inc.
5.050% due 10/01/2015		1,000	924
5.450% due 05/18/2017		1,300	1,160
8.175% due 05/15/2068		1,100	877
ANZ National International Ltd.
6.200% due 07/19/2013		1,500	1,663
Bank of America Corp.
5.375% due 06/15/2014		1,100	1,157
Bank of Nova Scotia
3.400% due 01/22/2015		300	310
Barclays Bank PLC
7.434% due 09/29/2049		600	540
Bear Stearns Cos. LLC
0.646% due 08/15/2011		2,300	2,302
BNP Paribas
2.125% due 12/21/2012		400	399
Citigroup, Inc.
0.535% due 05/18/2011		5,000	4,960
0.662% due 03/16/2012		5,000	4,883
Commonwealth Bank of Australia
1.038% due 06/25/2014		3,800	3,822
Countrywide Financial Corp.
0.800% due 05/07/2012		1,000	977
5.800% due 06/07/2012		800	842
Dexia Credit Local
0.938% due 03/05/2013		8,400	8,409
GATX Financial Corp.
5.800% due 03/01/2016		1,000	1,066
Merna Reinsurance Ltd.
0.940% due 07/07/2010		4,000	3,999
Metropolitan Life Global Funding I
2.437% due 06/10/2011		4,200	4,254
5.125% due 04/10/2013		600	649
Morgan Stanley
0.545% due 01/09/2012		9,000	8,755
1.029% due 03/01/2013	EUR	300	345
2.930% due 05/14/2013		$4,800	4,821
Pacific Life Global Funding
5.150% due 04/15/2013		500	525
Prudential Financial, Inc.
4.260% due 06/10/2013		1,400	1,378
Regions Financial Corp.
4.875% due 04/26/2013		5,000	5,030
Royal Bank of Scotland Group PLC
4.875% due 03/16/2015		800	797
SLM Corp.
5.050% due 11/14/2014		500	448
UBS AG
1.584% due 02/23/2012		2,100	2,108
Vita Capital III Ltd.
1.411% due 01/01/2012		600	583

			70,618

INDUSTRIALS 0.3%
BioMed Realty LP
6.125% due 04/15/2020	3,000	3,132
WM Wrigley Jr. Co.
1.912% due 06/28/2011	1,300	1,300

		4,432

UTILITIES 0.3%
BP Capital Markets PLC
0.667% due 04/11/2011	200	192
British Telecommunications PLC
9.375% due 12/15/2010	2,600	2,689
NGPL PipeCo LLC
6.514% due 12/15/2012	500	498

		3,379

Total Corporate Bonds & Notes (Cost $78,090)		78,429

MUNICIPAL BONDS & NOTES 0.0%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	165	166
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	495	369

Total Municipal Bonds & Notes (Cost $625)		535

U.S. TREASURY OBLIGATIONS 104.9%
Treasury Inflation Protected Securities (b)
0.625% due 04/15/2013	928	948
1.250% due 04/15/2014	1,133	1,185
1.375% due 07/15/2018	22,443	23,290
1.375% due 01/15/2020	46,977	48,184
1.625% due 01/15/2015	64,973	68,673
1.625% due 01/15/2018	19,042	20,090
1.750% due 01/15/2028	33,923	34,495
1.875% due 07/15/2013	44,035	46,622
1.875% due 07/15/2015 (f)	108,463	116,352
1.875% due 07/15/2019	25,831	27,725
2.000% due 04/15/2012	73,911	76,631
2.000% due 01/15/2014	31,383	33,462
2.000% due 07/15/2014	73,560	79,008
2.000% due 01/15/2016	8,490	9,169
2.000% due 01/15/2026 (g)	23,702	25,121
2.125% due 01/15/2019	25,790	28,190
2.125% due 02/15/2040	37,923	41,709
2.375% due 04/15/2011	439	447
2.375% due 01/15/2017	61,616	68,086
2.375% due 01/15/2025	82,752	92,004
2.375% due 01/15/2027	17,263	19,165
2.500% due 07/15/2016	35,341	39,375
2.500% due 01/15/2029 (g)	91,897	104,195
2.625% due 07/15/2017	44,177	49,881
3.000% due 07/15/2012	169,282	180,246
3.375% due 01/15/2012	72,557	76,531
3.375% due 04/15/2032	20,879	27,253
3.625% due 04/15/2028 (g)	54,155	70,246
3.875% due 04/15/2029	32,754	44,069

Total U.S. Treasury Obligations (Cost $1,426,493)		1,452,352

MORTGAGE-BACKED SECURITIES 0.3%
Arkle Master Issuer PLC
1.534% due 05/17/2060		3,300	3,281
Citigroup Mortgage Loan Trust, Inc.
3.157% due 08/25/2035		8	8

Total Mortgage-Backed Securities (Cost $3,308)			3,289

SOVEREIGN ISSUES 1.3%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	1,000	903
4.000% due 08/20/2015		800	1,136
4.000% due 08/20/2020		9,500	12,954
Canada Government CPI Linked Bond
4.250% due 12/01/2021	CAD	1,536	1,909
Export-Import Bank of Korea
0.753% due 10/04/2011		$1,300	1,302

Total Sovereign Issues (Cost $19,117)			18,204

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		400	374

Total Convertible Preferred Securities (Cost $400)			374

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.1%
REPURCHASE AGREEMENTS 0.1%
Morgan Stanley
0.010% due 07/01/2010		$200	200
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 0.875% due 03/31/2011 valued at $206. Repurchase proceeds are $200.)
State Street Bank and Trust Co.
0.010% due 07/01/2010		1,300	1,300
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,330. Repurchase proceeds are $1,300.)

			1,500

U.S. TREASURY BILLS 0.2%
0.144% due 07/01/2010 -
11/26/2010 (a)(d)(e)		2,281	2,281

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.8%
		9,436,672	94,498

Total Short-Term Instruments (Cost $98,278)			98,279

Total Investments 119.4% (Cost $1,627,782)			$1,652,945
Written Options (i) (0.0%) (Premiums $154)			(229)
Other Assets and Liabilities (Net) (19.4%)			(267,960)

Net Assets 100.0%			$1,384,756

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $980 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	Securities with an aggregate market value of $760 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $41,371 at a weighted average interest rate of 0.241%. On June 30, 2010, securities valued at $37,153 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $462 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2011	53	$85
90-Day Eurodollar September Futures	Long	09/2010	275	(93)

				$(8)

(h)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GATX Financial Corp.	CITI	(1.070%	)	03/20/2016	2.365%	$1,000	$65	$0	$65
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.924%	1,500	(59)	0	(59)

							$6	$0	$6

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	BOA	0.250%	06/20/2015	0.887%	$2,400	$(72)	$(46)	$(26)
France Government Bond	CITI	0.250%	06/20/2015	0.887%	5,000	(149)	(106)	(43)
General Electric Capital Corp.	BOA	1.000%	03/20/2011	1.694%	1,300	(6)	(8)	2
JPMorgan Chase & Co.	HSBC	1.000%	09/20/2011	0.650%	2,700	12	12	0
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.804%	200	(2)	(3)	1
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	1.901%	500	(20)	(12)	(8)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.901%	600	(24)	(14)	(10)
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.738%	1,300	17	16	1
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.738%	2,000	25	24	1
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.738%	8,300	105	91	14

						$(114)	$(46)	$(68)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR 1,800	$69	$0	$69
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY	1,600	63	(4)	67
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS	5,400	233	0	233

						$365	$(4)	$369

(i)	Written options outstanding on June 30, 2010:

Foreign	Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY 90.000	07/21/2010	$3,000	$27	$67

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	03/12/2020	$2,300	$19	$26
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	108	136

						$127	$162

(j)	Foreign currency contracts outstanding on June 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	805	07/2010	JPM	$23	$0	$23
Buy	CAD	5,196	07/2010	BNP	0	(99)	(99)
Sell		6,971	07/2010	UBS	383	0	383
Sell	CHF	927	07/2010	CITI	0	0	0
Buy		927	07/2010	GSC	40	0	40
Buy		927	09/2010	CITI	0	0	0
Sell		889	09/2010	CITI	0	(35)	(35)
Buy	EUR	3,526	07/2010	BCLY	0	(17)	(17)
Buy		15,975	07/2010	BNP	0	(221)	(221)
Sell		955	07/2010	BNP	103	0	103
Buy		2,772	07/2010	CITI	0	(20)	(20)
Sell		272	07/2010	CITI	1	0	1
Sell		6,352	07/2010	CSFB	744	0	744
Sell		16	07/2010	MSC	0	0	0
Sell		13,596	07/2010	RBC	320	0	320
Buy		8,281	07/2010	RBS	44	0	44
Sell		11,876	08/2010	CITI	135	0	135
Sell	GBP	10,627	09/2010	BOA	0	(128)	(128)
Buy		9,053	09/2010	MSC	0	(57)	(57)
Sell	JPY	837,493	07/2010	BOA	0	(326)	(326)
Buy	KRW	48,000	07/2010	BCLY	0	(1)	(1)
Sell		190,530	07/2010	BCLY	2	(1)	1
Sell		187,710	07/2010	CITI	3	0	3
Buy		336,235	07/2010	DUB	0	(6)	(6)
Buy		79,495	07/2010	MSC	0	(2)	(2)
Sell		85,490	07/2010	RBS	0	0	0
Buy		190,281	08/2010	MSC	0	(6)	(6)
Buy		511,562	11/2010	BCLY	1	(14)	(13)
Buy		167,093	11/2010	BOA	0	(5)	(5)
Buy		1,153,565	11/2010	CITI	0	(45)	(45)
Buy		174,390	11/2010	DUB	0	(8)	(8)
Buy		93,840	11/2010	GSC	0	(3)	(3)
Buy		757,601	11/2010	JPM	0	(42)	(42)
Buy		1,959,810	11/2010	MSC	0	(101)	(101)
Buy		85,490	11/2010	RBS	0	(1)	(1)
Sell		2,620,850	11/2010	RBS	162	0	162

					$1,961	$(1,138)	$823

(k)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Bank Loan Obligations	$0	$1,483	$0	$1,483
Corporate Bonds & Notes	0	78,429	0	78,429
Municipal Bonds & Notes	0	535	0	535
U.S. Treasury Obligations	0	1,452,352	0	1,452,352
Mortgage-Backed Securities	0	3,289	0	3,289
Sovereign Issues	0	18,204	0	18,204
Convertible Preferred Securities	374	0	0	374
Short-Term Instruments	94,499	3,780	0	98,279

Investments, at value	$94,873	$1,558,072	$0	$1,652,945
Financial Derivative Instruments(3)	$(8)	$1,063	$(162)	$893

Totals	$94,865	$1,559,135	$(162)	$1,653,838

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
Asset-Backed Securities	$924	$(950)	$1	$(1)	$26	$0	$0	$0	$0
Financial Derivative Instruments(3)	$(41)	$(107)	$0	$0	$(14)	$0	$0	$(162)	$(36)

Totals	$883	$(1,057)	$1	$(1)	$12	$0	$0	$(162)	$(36)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Short-Term Floating NAV Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 9.0%
BANKING & FINANCE 8.8%
American Express Bank FSB
1.200% due 12/10/2010	$8,350	$8,385
American Express Centurion Bank
0.430% due 07/13/2010	16,725	16,725
American Honda Finance Corp.
0.400% due 01/11/2011	3,058	3,058
Bank of America Corp.
0.593% due 08/13/2010	3,000	3,000
4.250% due 10/01/2010	1,450	1,460
4.500% due 08/01/2010	5,575	5,587
Bank of America N.A.
0.378% due 07/29/2010	44,000	44,009
1.700% due 12/23/2010	24,075	24,228
Bank of Scotland PLC
0.350% due 12/08/2010	3,635	3,629
0.597% due 12/08/2010	9,350	9,335
4.265% due 07/12/2010	10,000	10,002
Bank One Corp.
7.875% due 08/01/2010	26,250	26,368
Citibank N.A.
0.294% due 07/12/2011	38,340	38,399
0.583% due 09/30/2010	3,000	2,999
1.375% due 08/10/2011	244,600	247,017
1.500% due 07/12/2011	54,310	54,821
Citigroup Funding, Inc.
0.438% due 07/30/2010	20,000	20,005
1.250% due 06/03/2011	37,105	37,376
1.375% due 05/05/2011	195,695	197,233
Citigroup Global Markets Holdings, Inc.
0.403% due 07/15/2010	31,000	30,763
Citigroup, Inc.
0.535% due 05/18/2011	53,734	53,304
0.573% due 08/13/2010	35,579	35,583
6.500% due 01/18/2011	190,472	195,102
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	124,113	126,399
Dexia Credit Local
1.188% due 09/23/2011	37,950	38,012
2.375% due 09/23/2011	18,300	18,556
Fortis Bank Nederland NV
0.937% due 12/11/2010	2,000	1,999
General Electric Capital Corp.
0.340% due 01/26/2011	132,175	132,230
0.345% due 07/08/2010	3,825	3,825
1.625% due 01/07/2011	42,003	42,265
1.800% due 03/11/2011	179,033	180,797
Goldman Sachs Group, Inc.
1.036% due 12/03/2010	43,000	43,129
1.146% due 12/05/2011	25,000	25,297
1.700% due 03/15/2011	45	45
5.000% due 01/15/2011	1,600	1,625
6.875% due 01/15/2011	23,535	24,133
HSBC Bank PLC
6.950% due 03/15/2011	4,200	4,343
HSBC Finance Corp.
4.625% due 09/15/2010	30,007	30,221
5.000% due 04/15/2011	5,000	5,078
5.250% due 01/14/2011	107,426	109,244
5.700% due 06/01/2011	13,982	14,454
6.375% due 08/01/2010	9,400	9,427
6.750% due 05/15/2011	14,436	15,031
8.000% due 07/15/2010	60,183	60,280

International Bank for Reconstruction & Development
0.712% due 03/04/2011	29,462	29,511
JPMorgan Chase & Co.
0.421% due 04/01/2011	5,000	5,010
0.564% due 02/23/2011	7,775	7,790
1.036% due 12/02/2010	5,525	5,540
1.650% due 02/23/2011	14,204	14,320
2.625% due 12/01/2010	24,250	24,476
6.750% due 02/01/2011	4,600	4,750
Lloyds TSB Bank PLC
0.966% due 02/17/2011 (c)	24,300	24,323
1.111% due 04/01/2011	73,740	74,066
1.625% due 10/14/2011	9,300	9,335
2.300% due 04/01/2011	38,528	38,842
Merrill Lynch & Co., Inc.
0.636% due 02/15/2011	19,250	18,940
4.500% due 11/04/2010	9,300	9,387
4.790% due 08/04/2010	13,062	13,097
Metropolitan Life Global Funding I
0.554% due 08/24/2010	31,912	31,910
4.625% due 08/19/2010	4,705	4,723
Monumental Global Funding II
0.350% due 11/26/2010	1,237	1,234
0.450% due 07/18/2010	6,530	6,527
Morgan Stanley
0.554% due 01/18/2011	198,082	196,841
1.112% due 03/04/2011	2,050	2,058
2.000% due 09/22/2011	2,000	2,035
2.900% due 12/01/2010	47,876	48,369
3.250% due 12/01/2011	15,000	15,549
5.050% due 01/21/2011	129,433	131,374
6.750% due 04/15/2011	163,050	168,726
Principal Life Income Funding Trusts
0.939% due 09/17/2010	30,000	30,029
Regions Bank
2.750% due 12/10/2010	5,316	5,372
Royal Bank of Scotland Group PLC
0.474% due 10/28/2011	3,100	3,082
0.823% due 04/08/2011	87,400	87,280
1.450% due 10/20/2011	1,600	1,604
Santander Holdings USA, Inc.
4.900% due 09/23/2010	2,793	2,811
Santander U.S. Debt S.A. Unipersonal
0.363% due 07/23/2010	4,719	4,718
State Street Bank and Trust Co.
0.737% due 09/15/2011	2,800	2,812
Sun Life Financial Global Funding LP
0.542% due 07/06/2010	41,725	41,725
Suncorp-Metway Ltd.
0.914% due 12/17/2010	70,400	70,447
1.553% due 04/15/2011	50,000	50,457
SunTrust Bank
1.187% due 12/16/2010	3,500	3,513
Svensk Exportkredit AB
4.500% due 09/27/2010	7,800	7,866
Svenska Handelsbanken AB
0.583% due 07/01/2011	27,200	27,146
Swedbank AB
0.973% due 05/13/2011	2,040	2,039
Teva Pharmaceutical Finance III LLC
0.939% due 12/19/2011	5,000	5,010
Toyota Motor Credit Corp.
0.350% due 01/10/2011	6,400	6,400

U.S. Central Federal Credit Union
0.304% due 10/19/2011	2,000	2,000
Wachovia Corp.
0.657% due 03/15/2011	39,568	39,589
Washington Mutual Finance Corp.
6.875% due 05/15/2011	13,340	13,832
Wells Fargo & Co.
0.394% due 01/12/2011	28,800	28,777
Wells Fargo Bank N.A.
6.450% due 02/01/2011	414	426

		3,280,446

INDUSTRIALS 0.0%
Conoco Funding Co.
6.350% due 10/15/2011	9,400	10,031
Hutchison Whampoa International Ltd.
5.450% due 11/24/2010	1,500	1,523

		11,554

UTILITIES 0.2%
France Telecom S.A.
7.750% due 03/01/2011	8,804	9,189
Qatar Petroleum
5.579% due 05/30/2011	222	227
Verizon Communications, Inc.
5.350% due 02/15/2011	2,000	2,054
Verizon Global Funding Corp.
7.250% due 12/01/2010	6,500	6,676
Verizon Wireless Capital LLC
3.750% due 05/20/2011	41,202	42,213
Vodafone Group PLC
0.877% due 06/15/2011	5,000	4,999

		65,358

Total Corporate Bonds & Notes (Cost $3,360,929)		3,357,358

MUNICIPAL BONDS & NOTES 0.2%
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	54,600	54,677
Oklahoma State Agricultural & Mechanical Colleges Revenue Notes, Series 2009
2.553% due 08/01/2011	7,700	7,711

Total Municipal Bonds & Notes (Cost $62,309)		62,388

U.S. GOVERNMENT AGENCIES 25.1%
Fannie Mae
0.188% due 07/13/2010	450,500	450,502
0.247% due 07/27/2011	45,000	44,980
0.260% due 08/11/2011	823,000	822,721
0.297% due 08/05/2010	26,769	26,770
0.303% due 05/13/2011	192,120	192,112
0.308% due 09/19/2011	146,220	146,236
0.680% due 10/22/2010	20,000	20,027
1.375% due 04/28/2011	732	738
1.500% due 09/16/2010	155	155
1.750% due 03/23/2011	1,500	1,515
2.750% due 04/11/2011	5,385	5,483
2.875% due 10/12/2010	7,155	7,209
3.000% due 07/12/2010	46,778	46,818
3.250% due 08/12/2010	10,070	10,105
4.250% due 08/15/2010	1,289	1,295

4.375% due 09/13/2010	433,947	437,589
4.500% due 02/15/2011	4,240	4,352
4.750% due 12/15/2010	6,760	6,906
5.125% due 07/13/2010 - 04/15/2011	1,845	1,879
6.000% due 05/15/2011	8,258	8,664
6.625% due 11/15/2010	2,211	2,265
Federal Farm Credit Bank
0.180% due 05/06/2011	20,000	19,962
0.190% due 05/17/2011	35,000	34,934
0.215% due 07/20/2011	42,000	42,011
0.230% due 10/12/2010	80,750	80,749
0.240% due 07/12/2011	24,000	23,955
0.252% due 06/27/2011	93,975	93,912
0.302% due 11/03/2010	47,000	47,013
0.424% due 07/01/2011	33,200	33,246
0.438% due 05/18/2011	85,000	85,122
0.588% due 01/20/2011	75,000	75,137
0.700% due 12/09/2010	3,600	3,607
0.701% due 01/04/2011	2,300	2,305
0.744% due 10/01/2010	1,803	1,805
0.837% due 03/24/2011	1,000	1,004
2.250% due 07/01/2010	30	30
2.625% due 04/21/2011	3,000	3,054
3.000% due 03/03/2011	445	453
3.750% due 12/06/2010	5,770	5,857
4.875% due 02/18/2011	14,915	15,338
5.250% due 09/13/2010	150	151
6.000% due 03/07/2011	25	26
6.320% due 10/12/2010	25	25
Federal Home Loan Bank
0.116% due 01/26/2011	75,450	75,422
0.145% due 07/09/2010	37,240	37,239
0.163% due 07/15/2011	319,200	319,102
0.200% due 05/26/2011	299,700	299,464
0.220% due 12/03/2010	100,000	99,941
0.245% due 10/08/2010	1,250	1,250
0.250% due 05/27/2011 - 07/11/2011	633,100	632,219
0.253% due 07/20/2011	17,000	16,994
0.260% due 12/07/2010	70,000	69,969
0.280% due 01/14/2011 - 08/17/2011	495,000	494,172
0.291% due 05/02/2011	50,000	50,009
0.297% due 05/25/2011	500	500
0.300% due 09/15/2011	103,500	103,501
0.316% due 08/17/2011	59,000	58,974
0.317% due 09/26/2011	5,000	5,001
0.430% due 02/22/2011	145,650	145,705
0.436% due 09/12/2011	72,000	71,966
0.500% due 10/15/2010 - 11/12/2010	359,815	360,213
0.550% due 07/15/2010	15,450	15,452
0.625% due 06/15/2011	136,780	137,041
0.700% due 04/18/2011	351,720	352,568
0.750% due 03/18/2011 - 07/08/2011	237,000	237,707
0.950% due 02/03/2011	7,395	7,422
1.375% due 08/27/2010	65	65
1.625% due 01/21/2011	145	146
2.625% due 03/11/2011	50	51
2.875% due 03/11/2011	2,000	2,034
3.100% due 08/25/2010	50	50
3.125% due 06/10/2011	15,160	15,506

3.250% due 12/10/2010 - 03/11/2011	80,910	82,330
3.375% due 08/13/2010 - 10/20/2010	134,830	135,888
3.500% due 07/16/2010	2,700	2,704
3.625% due 12/17/2010	75,480	76,655
3.875% due 12/10/2010	10,340	10,505
4.000% due 02/15/2011	25	26
4.250% due 06/10/2011	4,000	4,137
4.375% due 09/17/2010 - 10/22/2010	1,920	1,938
4.500% due 09/10/2010 - 05/13/2011	705	718
4.540% due 07/06/2010	205	205
4.625% due 02/18/2011	150	154
4.700% due 08/10/2010	60	60
4.750% due 08/13/2010 - 12/10/2010	5,865	5,896
5.000% due 09/01/2010 - 03/11/2011	925	942
5.125% due 09/29/2010	650	658
6.625% due 11/15/2010	50	51
6.875% due 08/13/2010	200	202
Freddie Mac
0.000% due 03/25/2011	13,000	12,921
0.094% due 05/10/2011	90,000	90,115
0.194% due 07/12/2010	37,100	37,099
0.200% due 07/14/2010	446,700	446,712
0.204% due 02/01/2011	22,394	22,393
0.227% due 05/05/2011	2,515	2,515
0.254% due 05/04/2011	172,949	173,121
0.277% due 08/05/2011	166,314	166,384
0.308% due 09/19/2011	205,050	205,072
0.317% due 09/26/2011	384,750	384,825
0.342% due 04/07/2011	4,400	4,406
0.351% due 04/01/2011	18,855	18,881
0.388% due 01/28/2011	2,350	2,352
0.464% due 08/24/2010	22,988	22,988
0.507% due 09/10/2010	1,000	1,000
0.508% due 09/24/2010	855	855
0.513% due 12/30/2010	1,900	1,900
0.516% due 09/03/2010	24,500	24,497
0.607% due 03/09/2011	28,886	28,914
1.250% due 08/15/2011	31,000	31,272
1.450% due 09/10/2010	232,097	232,650
1.500% due 01/07/2011	3,000	3,019
1.625% due 04/26/2011	19	19
2.875% due 11/23/2010	502	507
3.050% due 08/12/2010	100	100
3.125% due 10/25/2010	565,009	570,264
3.250% due 07/16/2010 - 02/25/2011	8,889	9,012
3.750% due 07/30/2010	1,800	1,805
4.125% due 07/12/2010 - 02/24/2011	142,613	143,443
4.160% due 10/13/2010	525	531
4.500% due 07/06/2010	42	42
4.750% due 08/09/2010 - 01/18/2011	22,872	23,420
5.000% due 10/18/2010	983	996
5.125% due 08/23/2010 - 04/18/2011	13,240	13,707
5.625% due 03/15/2011	95	98
6.875% due 09/15/2010	65	66

Tennessee Valley Authority
5.625% due 01/18/2011	1	1

Total U.S. Government Agencies (Cost $9,416,461)		9,418,671

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Notes
0.750% due 11/30/2011	1,060,000	1,064,265
0.875% due 04/30/2011	68,894	69,214
1.000% due 07/31/2011	263,020	264,716
1.000% due 09/30/2011	15,600	15,711
3.875% due 07/15/2010	620,000	620,969

Total U.S. Treasury Obligations (Cost $2,031,670)		2,034,875

ASSET-BACKED SECURITIES 0.4%
Ally Auto Receivables Trust
0.586% due 07/15/2011	20,000	19,999
CarMax Auto Owner Trust
0.274% due 02/15/2011	8,138	8,136
0.627% due 07/15/2011 (a)	32,600	32,600
Ford Credit Auto Owner Trust
0.384% due 05/15/2011	36,992	36,977
Honda Auto Receivables Owner Trust
0.269% due 02/22/2011	19,365	19,358
Mercedes-Benz Auto Receivables Trust
0.309% due 05/13/2011	3,905	3,904
Volvo Financial Equipment LLC
0.510% due 05/16/2011	44,791	44,787

Total Asset-Backed Securities (Cost $165,791)		165,761

SOVEREIGN ISSUES 1.0%
Province of Ontario Canada
2.750% due 02/22/2011	65,000	65,816
Societe Financement de l’Economie Francaise
1.500% due 10/29/2010	170,000	170,561
2.000% due 02/25/2011	150,500	152,161

Total Sovereign Issues (Cost $388,339)		388,538

SHORT-TERM INSTRUMENTS 57.2%
CERTIFICATES OF DEPOSIT 2.6%
Banco Bilbao Vizcaya Argentaria
0.420% due 12/15/2010	13,660	13,658
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320% due 07/19/2010	186,650	186,650
0.405% due 07/16/2010	225,000	225,000
Barclays Bank PLC
0.553% due 01/12/2011	3,000	3,000
1.047% due 10/20/2010	3,155	3,160
1.350% due 08/25/2010	2,395	2,398
1.550% due 07/23/2010	400	400
1.639% due 12/16/2011	274,950	274,883
BNP Paribas
0.447% due 03/22/2011	81,200	81,127
Norinchukin Bank
0.400% due 07/01/2010	105,000	105,000
Royal Bank of Canada
1.044% due 04/11/2011	31,250	31,400
Royal Bank of Scotland Group PLC
0.948% due 07/19/2010	30,000	30,000

		956,676

COMMERCIAL PAPER 34.4%
American Honda Finance Corp.
0.570% due 11/18/2010	4,500	4,491
Banco Bilbao Vizcaya Argentaria
0.310% due 07/07/2010	470,000	469,976
Bank of America Corp.
0.360% due 09/07/2010	200,000	199,853
Barclays U.S. Funding LLC
0.360% due 09/15/2010	297,550	297,305
0.445% due 09/15/2010	2,450	2,448
Fannie Mae
0.180% due 07/19/2010	500	500
0.185% due 07/07/2010	100	100
0.187% due 07/14/2010	9,355	9,354
0.190% due 07/28/2010	35,600	35,595
0.191% due 07/21/2010	27,636	27,633
0.196% due 08/04/2010	44,200	44,192
0.198% due 08/11/2010	17,000	16,996
0.200% due 08/25/2010	2,300	2,299
0.200% due 07/15/2010	50,000	49,996
0.200% due 08/16/2010	3,200	3,199
0.200% due 08/18/2010	3,100	3,099
0.217% due 08/02/2010	109,200	109,179
0.220% due 08/09/2010	2,700	2,699
0.240% due 09/22/2010	100,000	99,979
0.240% due 09/27/2010	50,000	49,989
0.242% due 09/20/2010	237,562	237,514
0.250% due 08/23/2010	51,500	51,481
0.250% due 09/21/2010	100,000	99,980
0.250% due 10/01/2010	941,800	941,463
0.260% due 09/01/2010	452,150	452,080
0.260% due 09/30/2010	86,000	85,980
0.260% due 10/12/2010	50,000	49,980
0.270% due 09/15/2010	242,000	241,954
0.280% due 08/03/2010	8,300	8,298
0.282% due 10/13/2010	130,000	129,947
0.300% due 11/15/2010	70,000	69,949
0.350% due 12/03/2010	55,800	55,750
0.385% due 12/01/2010	8,000	7,993
0.450% due 03/01/2011	460,000	459,037
0.510% due 04/25/2011	65,000	64,812
Federal Farm Credit Bank
0.150% due 12/28/2010	25,000	24,992
Federal Home Loan Bank
0.030% due 07/08/2010	2,600	2,600
0.150% due 09/10/2010	2,000	2,000
0.180% due 11/17/2010	168,700	168,590
0.185% due 07/28/2010	3,400	3,400
0.185% due 07/30/2010	1,200	1,200
0.188% due 07/07/2010	1,100	1,100
0.190% due 07/02/2010	35,500	35,500
0.190% due 07/09/2010	500	500
0.190% due 07/23/2010	500	500
0.192% due 07/16/2010	77,000	76,994
0.192% due 07/14/2010	78,200	78,194
0.198% due 08/06/2010	46,847	46,838
0.199% due 08/11/2010	58,317	58,304
0.200% due 08/13/2010	2,100	2,099
0.200% due 08/04/2010	288,500	288,444
0.203% due 08/20/2010	14,950	14,946
0.210% due 09/01/2010	3,300	3,299
0.270% due 07/09/2010	91,600	91,600
0.310% due 12/09/2010	62,630	62,656
0.375% due 01/06/2011	11,200	11,205

0.390% due 02/16/2011	144,000	143,752
0.400% due 02/04/2011	100,000	99,836
0.450% due 10/28/2010	4,305	4,309
0.540% due 05/24/2011	11,700	11,713
0.540% due 05/27/2011	600	601
0.550% due 06/01/2011	100,000	100,123
0.560% due 05/27/2011	90,800	90,920
Freddie Mac
0.180% due 07/02/2010	100	100
0.180% due 07/06/2010	49,700	49,699
0.185% due 07/26/2010	67,800	67,791
0.189% due 07/12/2010	48,000	47,997
0.189% due 07/28/2010	17,000	16,997
0.190% due 07/19/2010	800	800
0.190% due 07/21/2010	6,535	6,534
0.192% due 07/09/2010	14,100	14,099
0.195% due 08/02/2010	100	100
0.195% due 07/27/2010	8,600	8,599
0.199% due 07/14/2010	8,700	8,699
0.200% due 07/01/2010	473,700	473,700
0.205% due 08/16/2010	102,400	102,373
0.205% due 07/16/2010	10,900	10,899
0.210% due 08/09/2010	12,700	12,697
0.210% due 08/23/2010	8,500	8,497
0.220% due 08/05/2010	141,400	141,370
0.230% due 08/03/2010	227,000	226,953
0.230% due 08/11/2010	106,100	106,071
0.237% due 08/18/2010	7,400	7,398
0.239% due 09/21/2010	34,000	33,993
0.240% due 08/12/2010	50,000	49,986
0.240% due 08/13/2010	27,950	27,942
0.240% due 08/17/2010	16,000	15,995
0.250% due 08/10/2010	136,500	136,462
0.250% due 10/15/2010	206,870	206,785
0.255% due 09/14/2010	75,325	75,311
0.263% due 09/08/2010	734,955	734,829
0.264% due 10/19/2010	55,305	55,281
0.265% due 09/02/2010	586,598	586,506
0.268% due 09/28/2010	298,550	298,484
0.272% due 10/25/2010	69,700	69,669
0.275% due 10/26/2010	698,806	698,488
0.283% due 10/12/2010	185,035	184,961
0.290% due 09/13/2010	10,000	9,998
0.310% due 10/04/2010	87,204	87,172
0.310% due 11/09/2010	30,143	30,122
0.330% due 01/10/2011	1,025	1,024
0.330% due 01/14/2011	42,000	41,943
0.340% due 12/16/2010	14,000	13,986
0.340% due 12/17/2010	100,000	99,901
JPMorgan Chase & Co.
0.275% due 07/06/2010	75,000	74,997
0.280% due 07/06/2010	254,200	254,190
Metropolitan Life Global Funding I
1.139% due 09/17/2010	32,500	32,526
Rabobank USA Financial Co.
0.300% due 07/01/2010	500,000	500,000
Royal Park Investments
0.300% due 07/09/2010	75,500	75,495
Standard Chartered Bank
0.550% due 10/18/2010	157,400	157,209
Straight-A Funding LLC
0.390% due 08/03/2010	157,250	157,194
0.390% due 08/09/2010	35,049	35,034
0.390% due 08/10/2010	149,000	148,935

0.400% due 08/09/2010	250,000	249,892
0.410% due 08/16/2010	3,044	3,042
0.410% due 09/08/2010	89,000	88,931
0.420% due 08/16/2010	100,000	99,946
0.420% due 09/02/2010	55,700	55,660
0.420% due 09/07/2010	75,000	74,943
0.430% due 08/18/2010	50,000	49,971
0.430% due 09/01/2010	245,000	244,828
World Bank
0.200% due 07/07/2010	15,000	15,000

		12,899,319

REPURCHASE AGREEMENTS 20.1%
Banc of America Securities LLC
0.010% due 07/01/2010	854,900	854,900
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $873,375. Repurchase proceeds are $854,900.)
0.020% due 07/01/2010	843,500	843,500
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 0.750% - 3.250% due 11/30/2011 - 03/31/2017 valued at $864,111. Repurchase proceeds are $843,500.)
0.030% due 07/01/2010	14,900	14,900
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.375% - 3.625% due 08/31/2014 - 08/15/2019 valued at $15,388. Repurchase proceeds are $14,900.)
0.210% due 07/02/2010	34,100	34,100
(Dated 07/01/2010. Collateralized by U.S. Treasury Bonds 4.375% due 05/15/2040 valued at $34,986. Repurchase proceeds are $34,100.)
0.380% due 04/26/2012	7,607	7,607
(Dated 04/27/2010. Collateralized by Burlington Resources, Inc. 8.200% due 03/15/2025 valued at $8,466. Repurchase proceeds are $7,607.)
0.380% due 06/25/2012	3,100	3,100

(Dated 06/28/2010. Collateralized by Altria Group, Inc. 9.700% due 11/10/2018 valued at $655, Burlington Resources, Inc. 8.200% due 03/15/2025 valued at $837, HCP, Inc. 5.950% due 09/15/2011 valued at $540, Regions Financial Corp. 7.750% due 11/10/2014 valued at $767, Telecom Italia Capital S.A. 0.914% due 07/18/2011 valued at $534. Repurchase proceeds are $3,100.)

0.390% due 06/22/2012	16,938	16,938
(Dated 06/22/2010. Collateralized by Altria Group, Inc. 9.700% due 11/10/2018 valued at $8,772, Regions Financial Corp. 7.750% due 11/10/2014 valued at $9,399. Repurchase proceeds are $16,938.)

0.400% due 05/13/2012	10,718	10,718
(Dated 05/14/2010. Collateralized by HCP, Inc. 5.950% due 09/15/2011 valued at $5,609, Telecom Italia Capital S.A. 1.135% due 07/18/2011 valued at $5,548. Repurchase proceeds are $10,78.)
0.400% due 06/09/2012	910	910

(Dated 06/10/2010. Collateralized by Burlington Resources, Inc. 8.200% due 03/15/2025 valued at $433. HCP, Inc. 5.950% due 09/15/2011 valued at $279. Telecom Italia Capital S.A. 0.914% due 07/18/2011 valued at $276. Repurchase proceeds are $910.)

Barclays Capital, Inc.
0.010% due 07/01/2010	93,500	93,500
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% - 3.625% due 01/15/2025 - 04/15/2028 valued at $95,519. Repurchase proceeds are $93,500.)
0.030% due 07/01/2010	18,500	18,500
(Dated 06/30/2010. Collateralized by Ginnie Mae 5.500% due 04/15/2040 valued at $19,105. Repurchase proceeds are $18,500.)
0.180% due 07/09/2010	500,000	500,000
(Dated 06/09/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2012 valued at $511,733. Repurchase proceeds are $500,002.)
0.220% due 07/02/2010	176,500	176,500
(Dated 07/01/2010. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $180,054. Repurchase proceeds are $176,501.)
0.230% due 07/02/2010	6,600	6,600
(Dated 07/01/2010. Collateralized by Ginnie Mae 4.500% due 05/15/2040 valued at $6,821. Repurchase proceeds are $6,600.)
0.340% due 11/06/2011	19,323	19,323
(Dated 11/06/2009. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $5,936 and Time Warner 10.150% due 05/01/2012 valued at $8,642. Repurchase proceeds are $19,323.)
0.340% due 12/29/2011	5,510	5,510
(Dated 12/30/2009. Collateralized by Western Oil Sands, Inc. 8.375% due 05/01/2012 valued at $5,804. Repurchase proceeds are $5,510.)
0.370% due 06/28/2012	710	710
(Dated 06/28/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $382. Western Oil Sands, Inc. 8.375% due 05/01/2012 valued at $381. Repurchase proceeds are $710.)

0.370% due 06/29/2012	1,282	1,282
(Dated 06/28/2010. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $576, Time Warner 10.150% due 05/01/2012 valued at $795. Repurchase proceeds are $1,282.)
0.380% due 03/22/2012	821	821

(Dated 03/22/2010. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $285; Time Warner 10.150% due 05/01/2012 valued at $398; and Western Oil Sands, Inc. 8.375% due 05/01/2012 valued at $190. Repurchase proceeds are $821.)

0.400% due 06/09/2012	1,644	1,644

(Dated 06/10/2010. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $577, Time Warner 10.150% due 05/01/2012 valued at $796. Western Oil Sands, Inc. 8.375% due 06/01/2012 valued at $381. Repurchase proceeds are $1,644.)

0.420% due 05/11/2012	5,825	5,825
(Dated 05/11/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $6,345. Repurchase proceeds are $5,825.)
BNP Paribas Bank
0.160% due 07/15/2010	500,000	500,000

(Dated 06/14/2010. Collateralized by U.S. Treasury Inflation Protected Securities 0.500% - 2.500% due 07/15/2014 - 01/15/2029 valued at $230,104 and U.S. Treasury Notes 1.000% due 07/31/2011 - 10/31/2011 valued at $281,168. Repurchase proceeds are $500,002.)

Citigroup Global Markets, Inc.
0.020% due 07/01/2010	16,900	16,900
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.750% due 04/15/2013 valued at $17,320. Repurchase proceeds are $16,900.)
0.270% due 10/01/2010	230,100	230,100

(Dated 05/12/2010. Collateralized by Fannie Mae 5.000% due 07/01/2037 valued at $104,309 and Freddie Mac 4.734% - 5.918% due 07/01/2036 - 03/01/2038 valued at $130,503. Repurchase proceeds are $230,102.)

Credit Suisse Securities (Europe) Ltd.
1.010% due 09/23/2010	235,890	235,890
(Dated 06/23/2010. Collateralized by Deutsche Pfandbriefbank AG 0.854% due 12/22/2010 valued at $243,333. Repurchase proceeds are $235,890.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	200,600	200,600
(Dated 06/30/2010. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $207,375. Repurchase proceeds are $200,600.)
0.180% due 07/09/2010	250,000	250,000
(Dated 06/09/2010. Collateralized by U.S. Treasury Notes 1.000% - 4.500% due 12/31/2011 - 04/30/2012 valued at $255,313. Repurchase proceeds are $250,001.)
Deutsche Bank AG
0.020% due 07/01/2010	1,800	1,800
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.375% due 11/15/2019 valued at $1,845. Repurchase proceeds are $1,800.)
0.150% due 07/16/2010	500,000	500,000

(Dated 06/14/2010. Collateralized by U.S. Treasury Bonds 4.375% due 02/15/2038 - 11/15/2039 valued at $328,686 and U.S. Treasury Notes 0.875% - 4.250% due 10/15/2010 - 12/31/2010 valued at $198,554. Repurchase proceeds are $500,002.)

0.200% due 07/02/2010	30,800	30,800
(Dated 07/01/2010. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $31,326. Repurchase proceeds are $30,800.)
0.230% due 07/07/2010	200,000	200,000

(Dated 06/28/2010. Collateralized by Citibank N.A. 1.375% due 08/10/2011 valued at $28,392; General Electric Capital Corp. 2.250% due 03/12/2012 valued at $51,585; and Pooled Funding Trust 2.625% - 2.740% due 02/15/2012 - 03/30/2012 valued at $124,261. Repurchase proceeds are $200,001.)

Goldman Sachs & Co.
0.210% due 07/13/2010	1,000,000	1,000,000

(Dated 06/11/2010. Collateralized by Fannie Mae 5.000% - 5.500% due 09/01/2036 - 03/01/2039 valued at $620,173 and Freddie Mac 5.000% - 5.500% due 05/01/2036 - 08/01/2039 valued at $413,497. Repurchase proceeds are $1,000,006.)

Greenwich Capital Markets, Inc.
0.030% due 07/01/2010	116,100	116,100
(Dated 06/30/2010. Collateralized by Federal Home Loan Bank 0.550% due 05/27/2011 valued at $18,381 and U.S. Treasury Notes 1.000% due 08/31/2011 valued at $100,125. Repurchase proceeds are $116,100.)

JPMorgan Chase Bank N.A.
0.000% due 07/01/2010	181,500	181,500
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.375% due 01/15/2012 valued at $185,402. Repurchase proceeds are $181,500.)
0.020% due 07/01/2010	23,600	23,600
(Dated 06/30/2010. Collateralized by Freddie Mac 5.190% due 09/30/1998 valued at $24,076. Repurchase proceeds are $23,600.)
Morgan Stanley
0.010% due 07/01/2010	621,500	621,500

(Dated 06/30/2010. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $31,013; U.S. Treasury Notes 2.250% - 2.375% due 01/31/2015 - 02/28/2015 valued at $610,500. Repurchase proceeds are $621,500.)

0.030% due 07/01/2010	51,000	51,000
(Dated 06/30/2010. Collateralized by Freddie Mac 0.286% due 05/01/2012 valued at $52,370. Repurchase proceeds are $51,000.)
0.220% due 07/07/2010	500,000	500,000
(Dated 06/04/2010. Collateralized by U.S. Treasury Notes 1.375% - 2.625% due 10/15/2012 - 12/31/2014 valued at $513,344. Repurchase proceeds are $500,003.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	3,258	3,258
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $3,327. Repurchase proceeds are $3,258.)
TD Securities (USA) LLC
0.010% due 07/01/2010	52,000	52,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 11/30/2016 valued at $53,210. Repurchase proceeds are $52,000.)
0.230% due 07/02/2010	204,500	204,500
(Dated 07/01/2010. Collateralized by U.S. Treasury Bonds 8.125% due 05/15/2021 valued at $209,089. Repurchase proceeds are $204,501.)

		7,536,436

U.S. TREASURY BILLS 0.1%
0.074% due 07/08/2010 - 08/26/2010 (b)	24,239	24,238

Total Short-Term Instruments (Cost $21,413,751)		21,416,669

Total Investments 98.3% (Cost $36,839,250)		$36,844,260
Other Assets and Liabilities (Net) 1.7%		633,736

Net Assets 100.0%		$37,477,996

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield.

(c)	Restricted securities as of June 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds TSB Bank PLC	0.966%	02/17/2011	12/16/2009	$24,377	$24,323	0.06%

(d)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$3,326,595	$30,763	$3,357,358
Municipal Bonds & Notes	0	62,388	0	62,388
U.S. Government Agencies	0	9,418,671	0	9,418,671
U.S. Treasury Obligations	0	2,034,875	0	2,034,875
Asset-Backed Securities	32,600	133,161	0	165,761
Sovereign Issues	0	388,538	0	388,538
Short-Term Instruments	0	21,416,669	0	21,416,669

Investments, at value	$32,600	$36,780,897	$30,763	$36,844,260

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Corporate Bonds & Notes	$40,482	$0	$9	$0	$274	$0	$(10,002)	$30,763	$232

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Short-Term Floating NAV Portfolio II

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 13.2%
BANKING & FINANCE 13.2%
Bank of America Corp.
4.250% due 10/01/2010	$1,525	$1,535
Bank of America N.A.
1.700% due 12/23/2010	2,000	2,013
Bank of Scotland PLC
0.350% due 12/08/2010	500	499
Citibank N.A.
1.375% due 08/10/2011	45,000	45,445
Citigroup Funding, Inc.
0.438% due 07/30/2010	10,000	10,003
Citigroup, Inc.
0.535% due 05/18/2011	10,000	9,920
6.500% due 01/18/2011	3,600	3,688
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	11,000	11,203
Dexia Credit Local
1.188% due 09/23/2011	15,000	15,025
2.375% due 09/23/2011	25,000	25,350
General Electric Capital Corp.
0.340% due 01/26/2011	15,000	15,006
1.625% due 01/07/2011	2,000	2,012
1.800% due 03/11/2011	39,195	39,581
Goldman Sachs Group, Inc.
1.146% due 12/05/2011	30,000	30,356
6.875% due 01/15/2011	6,000	6,152
HSBC Finance Corp.
4.625% due 09/15/2010	6,900	6,949
5.250% due 01/14/2011	4,000	4,068
8.000% due 07/15/2010	1,510	1,512
International Bank for Reconstruction & Development
0.712% due 03/04/2011	8,401	8,415
JPMorgan Chase & Co.
0.421% due 04/01/2011	20,000	20,040
1.650% due 02/23/2011	10,292	10,376
2.625% due 12/01/2010	10,000	10,093
Kreditanstalt fuer Wiederaufbau
0.811% due 03/02/2011	250	250
Lloyds TSB Bank PLC
1.111% due 04/01/2011	8,000	8,035
2.300% due 04/01/2011	23,000	23,187
Merrill Lynch & Co., Inc.
0.636% due 02/15/2011	2,000	1,968
4.500% due 11/04/2010	3,200	3,230
Morgan Stanley
1.112% due 03/04/2011	2,000	2,008
2.900% due 12/01/2010	2,000	2,021
5.050% due 01/21/2011	22,500	22,837
6.750% due 04/15/2011	34,344	35,540
PNC Funding Corp.
0.818% due 06/22/2011	875	877
Principal Life Income Funding Trusts
0.939% due 09/17/2010	5,000	5,005
Royal Bank of Scotland Group PLC
0.823% due 04/08/2011	9,000	8,988
State Street Bank and Trust Co.
0.737% due 09/15/2011	4,700	4,720
Sun Life Financial Global Funding LP
0.542% due 07/06/2010	5,000	5,000
Suncorp-Metway Ltd.
1.553% due 04/15/2011	20,000	20,183
SunTrust Bank
1.187% due 12/16/2010	3,200	3,212

Svenska Handelsbanken AB
0.583% due 07/01/2011	8,400	8,383
Union Bank N.A.
0.617% due 03/16/2011	300	300

		434,985

UTILITIES 0.0%
France Telecom S.A.
7.750% due 03/01/2011	370	386
Verizon Wireless Capital LLC
3.065% due 05/20/2011	700	716

		1,102

Total Corporate Bonds & Notes (Cost $436,122)		436,087

MUNICIPAL BONDS & NOTES 0.2%
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	5,000	5,007
Oklahoma State Agricultural & Mechanical Colleges Revenue Notes, Series 2009
2.553% due 08/01/2011	1,600	1,602

Total Municipal Bonds & Notes (Cost $6,603)		6,609

U.S. GOVERNMENT AGENCIES 21.4%
Fannie Mae
0.188% due 07/13/2010	500	500
0.297% due 08/05/2010	5,000	5,000
0.308% due 09/19/2011	10,000	10,001
0.680% due 10/22/2010	11,000	11,015
1.500% due 09/16/2010	2,530	2,537
1.750% due 03/23/2011	12,464	12,588
2.875% due 10/12/2010	3,041	3,064
3.000% due 07/12/2010	371	371
3.250% due 08/12/2010	1,020	1,023
4.250% due 08/15/2010	65	65
4.375% due 09/13/2010	348	351
4.500% due 02/15/2011	197	202
4.700% due 07/28/2010	150	150
4.750% due 12/15/2010	7	7
5.125% due 04/15/2011	1,710	1,775
5.500% due 03/15/2011	45	47
6.250% due 02/01/2011	200	207
6.625% due 11/15/2010	2,019	2,068
Federal Farm Credit Bank
0.180% due 05/06/2011	15,000	14,972
0.190% due 05/17/2011	15,000	14,972
0.230% due 10/12/2010	10,000	10,000
0.240% due 07/12/2011	50,000	49,906
0.252% due 06/27/2011	50,000	49,966
0.302% due 11/03/2010	3,000	3,001
0.351% due 10/07/2011	3,200	3,202
0.390% due 09/15/2011	5,000	5,005
0.601% due 11/04/2010	1,000	1,001
1.800% due 03/17/2011	700	707
2.250% due 07/01/2010	68	68
2.330% due 09/03/2010	550	552
3.200% due 07/15/2010	50	50
4.180% due 09/22/2010	55	55
4.450% due 08/27/2010	4,700	4,731
4.875% due 02/18/2011	2,706	2,783
5.000% due 09/21/2010	25	25
5.250% due 09/13/2010	720	727

5.750% due 01/18/2011	125	129
5.930% due 07/06/2010	100	100
6.000% due 03/07/2011	3,405	3,535
6.300% due 12/20/2010	235	242
Federal Home Loan Bank
0.163% due 07/15/2011	25,000	24,992
0.200% due 05/26/2011	31,000	30,976
0.245% due 10/08/2010	650	650
0.250% due 05/27/2011 - 07/11/2011	52,600	52,547
0.253% due 07/20/2011	10,000	9,996
0.280% due 01/14/2011 - 08/17/2011	40,000	39,938
0.500% due 10/15/2010	3,630	3,633
0.570% due 12/29/2010	200	200
0.625% due 06/15/2011	53,200	53,301
0.670% due 11/08/2010	5,650	5,659
0.700% due 04/18/2011	10,000	10,024
0.750% due 03/25/2011	22,300	22,370
0.760% due 07/19/2011	10,000	10,033
0.850% due 12/03/2010	350	351
1.000% due 07/06/2010	50	50
1.060% due 07/13/2010	500	500
1.300% due 07/30/2010	500	500
1.375% due 08/27/2010 - 09/09/2010	635	636
1.625% due 01/21/2011 - 03/16/2011	10,930	11,025
3.000% due 12/10/2010	1,425	1,443
3.375% due 08/13/2010 - 10/20/2010	4,155	4,192
3.500% due 07/16/2010 - 12/10/2010	50	50
3.625% due 12/17/2010 - 07/01/2011	16,010	16,447
4.125% due 08/13/2010	1,715	1,723
4.250% due 11/02/2010 - 11/15/2010	3,680	3,730
4.375% due 09/17/2010 - 10/22/2010	1,535	1,552
4.625% due 02/18/2011	980	1,006
4.750% due 08/13/2010 - 12/10/2010	765	778
4.785% due 08/26/2010	15	15
5.000% due 07/28/2010 - 03/23/2011	3,560	3,638
5.125% due 09/10/2010 - 09/29/2010	1,790	1,811
5.875% due 02/15/2011	135	140
6.625% due 11/15/2010	265	271
6.875% due 08/13/2010	35	35
Freddie Mac
0.194% due 07/12/2010	8,000	8,000
0.200% due 07/14/2010	75,000	75,002
0.204% due 02/01/2011	2,103	2,103
0.317% due 09/26/2011	10,000	10,002
0.516% due 09/03/2010	3,000	3,000
1.450% due 09/10/2010	23	23
1.500% due 01/07/2011	85	86
2.750% due 04/11/2011	4,000	4,073
2.875% due 11/23/2010	816	825
3.125% due 10/25/2010	10,635	10,734
3.230% due 08/13/2010	15	15

3.250% due 07/16/2010 - 02/25/2011	18,446	18,589
3.880% due 09/17/2010	2,600	2,620
4.125% due 07/12/2010 - 02/24/2011	21,041	21,526
4.250% due 10/28/2010	25	25
4.300% due 02/03/2011	1,865	1,908
4.500% due 07/06/2010	9	9
4.750% due 09/22/2010 - 01/18/2011	2,953	3,019
4.875% due 08/16/2010	664	668
5.000% due 10/18/2010	91	92
5.125% due 08/23/2010 - 04/18/2011	7,970	8,111
5.625% due 03/15/2011	79	82
6.875% due 09/15/2010	755	766
Tennessee Valley Authority
5.625% due 01/18/2011	4,570	4,702

Total U.S. Government Agencies (Cost $706,802)		706,892

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Notes
1.000% due 09/30/2011	70,756	71,259

Total U.S. Treasury Obligations (Cost $71,198)		71,259

ASSET-BACKED SECURITIES 1.0%
Ally Auto Receivables Trust
0.586% due 07/15/2011	15,000	14,999
CarMax Auto Owner Trust
0.627% due 07/15/2011 (a)	2,800	2,800
Ford Credit Auto Owner Trust
0.384% due 05/15/2011	6,844	6,842
Honda Auto Receivables Owner Trust
0.269% due 02/22/2011	7,644	7,642

Total Asset-Backed Securities (Cost $32,288)		32,283

SOVEREIGN ISSUES 1.9%
Province of Ontario Canada
2.750% due 02/22/2011	15,000	15,188
3.125% due 09/08/2010	10,050	10,097
Societe Financement de l’Economie Francaise
1.500% due 10/29/2010	38,300	38,427

Total Sovereign Issues (Cost $63,736)		63,712

SHORT-TERM INSTRUMENTS 59.5%
CERTIFICATES OF DEPOSIT 3.9%
Banco Bilbao Vizcaya Argentaria
0.420% due 12/15/2010	4,000	3,999
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320% due 07/19/2010	50,000	50,000
Barclays Bank PLC
1.639% due 12/16/2011	30,000	29,993
BNP Paribas
0.447% due 03/22/2011	9,800	9,791
Norinchukin Bank
0.400% due 07/01/2010	30,000	30,000
Royal Bank of Canada
0.350% due 12/14/2010	210	210
Royal Bank of Scotland Group PLC
0.948% due 07/19/2010	5,500	5,500

		129,493

COMMERCIAL PAPER 28.7%
Banco Bilbao Vizcaya Argentaria
0.310% due 07/07/2010	25,000	24,999
Fannie Mae
0.236% due 09/20/2010	20,000	19,996
0.250% due 10/01/2010	10,000	9,996
0.260% due 09/01/2010	75,000	74,988
0.260% due 09/30/2010	25,000	24,994
0.280% due 08/03/2010	9,000	8,998
0.450% due 03/01/2011	85,000	84,822
0.510% due 04/25/2011	10,000	9,971
Federal Farm Credit Bank
0.308% due 03/21/2011	250	250
Federal Home Loan Bank
0.180% due 11/17/2010	15,000	14,990
0.200% due 07/14/2010	50,000	49,996
0.210% due 07/16/2010	50,000	49,996
0.230% due 07/06/2010	1,000	1,000
0.270% due 10/29/2010	2,250	2,251
0.310% due 12/09/2010	40,000	40,017
0.390% due 02/16/2011	20,000	19,966
0.540% due 05/24/2011	1,600	1,602
0.550% due 06/01/2011	5,000	5,006
Freddie Mac
0.190% due 07/12/2010	70,000	69,996
0.200% due 07/01/2010	50,000	50,000
0.205% due 07/23/2010	400	400
0.210% due 09/21/2010	20,000	19,996
0.230% due 08/03/2010	6,000	5,999
0.250% due 07/15/2010	115	115
0.250% due 10/15/2010	33,590	33,576
0.263% due 09/08/2010	25,000	24,996
0.285% due 10/12/2010	50,000	49,980
0.310% due 10/04/2010	25,000	24,991
JPMorgan Chase & Co.
0.280% due 07/06/2010	52,300	52,298
Royal Park Investments
0.300% due 07/09/2010	24,500	24,498
Standard Chartered Bank
0.550% due 10/18/2010	29,000	28,965
Straight-A Funding LLC
0.390% due 08/03/2010	25,000	24,991
0.390% due 08/10/2010	20,000	19,991
0.420% due 09/02/2010	23,800	23,783
0.420% due 09/07/2010	14,000	13,989
World Bank
0.200% due 07/07/2010	35,000	34,999

		947,401

REPURCHASE AGREEMENTS 26.9%
Banc of America Securities LLC
0.010% due 07/01/2010	333,300	333,300
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.750% due 08/15/2012 - 04/15/2013 valued at $341,560. Repurchase proceeds are $333,300.)
0.010% due 07/01/2010	170,200	170,200
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $173,967. Repurchase proceeds are $170,200.)

Citigroup Global Markets, Inc.
0.270% due 10/01/2010	19,900	19,900
(Dated 05/12/2010. Collateralized by Freddie Mac 5.527% due 12/01/2037 valued at $20,021. Repurchase proceeds are $19,900.)
Credit Suisse Securities (Europe) Ltd.
1.010% due 09/23/2010	47,178	47,178
(Dated 06/23/2010. Collateralized by Deutsche Pfandbriefbank AG 0.854% due 12/22/2010 valued at $48,667. Repurchase proceeds are $47,178.)
Morgan Stanley
0.010% due 07/01/2010	204,500	204,500
(Dated 06/30/2010. Collateralized by Federal Farm Credit Bank 0.500% due 05/02/2012 valued at $212,766. Repurchase proceeds are $204,500.)
TD Securities (USA) LLC
0.010% due 07/01/2010	113,000	113,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $115,422. Repurchase proceeds are $113,000.)

		888,078

U.S. TREASURY BILLS 0.0%
0.101% due 07/29/2010	2,200	2,200

Total Short-Term Instruments (Cost $1,966,952)		1,967,172

Total Investments 99.4% (Cost $3,283,701)		$3,284,014
Other Assets and Liabilities (Net) 0.6%		19,780

Net Assets 100.0%		$3,303,794

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$436,087	$0	$436,087
Municipal Bonds & Notes	0	6,609	0	6,609
U.S. Government Agencies	0	706,892	0	706,892
U.S. Treasury Obligations	0	71,259	0	71,259
Asset-Backed Securities	2,800	29,483	0	32,283
Sovereign Issues	0	63,712	0	63,712
Short-Term Instruments	0	1,967,172	0	1,967,172

Investments, at value	$2,800	$3,281,214	$0	$3,284,014

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Short-Term Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 20.5%
BANKING & FINANCE 15.3%
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010 (e)	$4,000	$4,030
American International Group, Inc.
5.050% due 10/01/2015 (e)	20,000	18,475
5.850% due 01/16/2018	2,600	2,337
BAE Systems Holdings, Inc.
6.400% due 12/15/2011	2,000	2,124
Barrick International Barbados Corp.
5.750% due 10/15/2016	3,000	3,329
Bear Stearns Cos. LLC
6.950% due 08/10/2012 (e)	5,863	6,435
Citigroup, Inc.
6.000% due 02/21/2012 (e)	10,000	10,472
6.500% due 08/19/2013	15,000	15,992
CNA Financial Corp.
5.850% due 12/15/2014	3,000	3,112
Countrywide Financial Corp.
5.800% due 06/07/2012 (e)	10,000	10,522
6.250% due 05/15/2016 (e)	5,000	5,221
Credit Suisse
5.000% due 05/15/2013	6,500	6,951
DBS Bank Ltd.
0.656% due 05/16/2017	25,000	23,642
First Union National Bank of Florida
6.180% due 02/15/2036	600	647
Goldman Sachs Group, Inc.
0.533% due 02/06/2012 (e)	5,000	4,877
5.300% due 02/14/2012	7,000	7,290
ING Bank NV
1.333% due 03/30/2012 (e)	20,000	20,075
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	4,538
iStar Financial, Inc.
5.950% due 10/15/2013	6,000	4,800
JPMorgan Chase & Co.
5.375% due 10/01/2012	8,450	9,140
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	4,000	800
6.200% due 09/26/2014 (a)	5,000	1,012
7.000% due 09/27/2027 (a)	2,000	405
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012 (e)	11,777	12,531
Morgan Stanley
0.545% due 01/09/2012 (e)	25,000	24,318
0.754% due 10/18/2016 (e)	5,000	4,356
0.783% due 10/15/2015	3,000	2,682
ORIX Corp.
5.480% due 11/22/2011	5,000	5,177
Residential Capital LLC
8.000% due 02/22/2011	5,000	4,912
SLM Corp.
0.546% due 10/25/2011 (e)	8,000	7,579

		227,781

INDUSTRIALS 4.3%
American Airlines Pass-Through Trust 2001-02
7.858% due 10/01/2011	15,000	15,262
AutoZone, Inc.
5.875% due 10/15/2012	3,000	3,243
Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,545

Daimler Finance North America LLC
5.750% due 09/08/2011 (e)	14,000	14,584
Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	3,944
Lennar Corp.
5.950% due 10/17/2011	3,000	3,105
Northwest Airlines, Inc.
7.150% due 10/01/2019	13,288	12,308
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	2,500	2,664
Sealed Air Corp.
5.625% due 07/15/2013	5,000	5,235
United Airlines, Inc.
6.636% due 07/02/2022	1,335	1,228

		64,118

UTILITIES 0.9%
Consumers Energy Co.
5.000% due 02/15/2012	3,000	3,162
Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	3,308
DPL, Inc.
6.875% due 09/01/2011	2,500	2,647
Progress Energy, Inc.
7.100% due 03/01/2011 (e)	3,348	3,482

		12,599

Total Corporate Bonds & Notes (Cost $316,264)		304,498

MUNICIPAL BONDS & NOTES 0.3%
Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	5,000	5,006

Total Municipal Bonds & Notes (Cost $5,003)		5,006

U.S. GOVERNMENT AGENCIES 14.6%
Fannie Mae
0.407% due 12/25/2036	52	51
0.407% due 12/25/2036 (e)	966	957
0.467% due 03/25/2034 (e)	406	405
0.497% due 10/25/2035 (e)	4,756	4,634
0.547% due 05/25/2035	138	137
0.647% due 01/25/2034	110	110
0.697% due 02/25/2033 - 02/25/2044 (e)	4,049	4,045
0.697% due 05/25/2042	85	82
0.747% due 08/25/2017 - 12/25/2033	546	546
0.747% due 06/25/2029 - 08/25/2033 (e)	545	553
0.748% due 05/18/2032 (e)	232	233
0.750% due 11/17/2030	109	110
0.797% due 10/25/2030 - 02/25/2033	716	719
0.798% due 10/18/2030 (e)	223	224
0.825% due 09/17/2027	124	125
0.847% due 05/25/2023	603	605
0.847% due 08/25/2031 - 01/25/2033 (e)	1,202	1,210
0.848% due 11/18/2030	138	139
0.848% due 05/18/2032 (e)	486	487
0.875% due 12/25/2013	31	31
0.897% due 12/25/2030	114	115

0.925% due 12/25/2021	110	110
0.975% due 04/25/2022 - 12/25/2023	185	187
0.997% due 09/25/2023	40	41
0.997% due 11/25/2031 (e)	408	412
1.025% due 10/25/2022	121	121
1.047% due 04/25/2032 (e)	272	276
1.075% due 09/25/2022	37	38
1.125% due 05/25/2022	163	166
1.130% due 03/25/2027 (e)	764	783
1.132% due 03/25/2027 (e)	341	345
1.175% due 09/25/2020	92	93
1.205% due 01/25/2022	144	145
1.347% due 04/25/2032	164	167
1.375% due 12/25/2023 (e)	722	733
1.525% due 04/25/2023 - 10/25/2023	375	384
1.575% due 05/25/2022 - 01/25/2024	585	593
1.616% due 03/01/2044 (e)	415	425
1.621% due 07/01/2042 (e)	292	294
1.634% due 07/01/2044 (e)	1,789	1,777
1.635% due 10/01/2033 (e)	207	211
1.671% due 09/01/2041 (e)	90	91
1.726% due 08/01/2028 (e)	347	353
1.737% due 10/01/2034 (e)	620	636
1.803% due 04/01/2033 (e)	451	461
1.821% due 09/01/2040	24	24
1.842% due 05/01/2035 (e)	379	388
1.844% due 05/01/2034 (e)	217	224
1.850% due 07/01/2036 (e)	1,303	1,335
1.904% due 07/01/2036 (e)	319	329
1.915% due 01/01/2034 (e)	154	159
1.947% due 01/01/2033 (e)	53	54
1.953% due 09/01/2033 - 08/01/2036 (e)	685	706
1.965% due 05/01/2034 (e)	199	204
1.968% due 06/01/2034 (e)	151	157
1.987% due 02/01/2035 (e)	546	564
2.001% due 09/01/2034 (e)	202	210
2.005% due 06/01/2033 (e)	449	455
2.013% due 01/01/2035 (e)	28	29
2.025% due 01/01/2035 (e)	348	361
2.031% due 10/01/2035 (e)	751	778
2.039% due 12/01/2032 (e)	181	184
2.082% due 01/01/2035 (e)	159	166
2.088% due 07/01/2034 (e)	359	374
2.124% due 05/01/2032 (e)	106	109
2.156% due 07/01/2034 (e)	864	898
2.169% due 07/01/2035 (e)	504	517
2.247% due 04/01/2035 (e)	176	183
2.248% due 09/01/2033 (e)	109	113
2.320% due 04/01/2034 (e)	62	65
2.331% due 06/01/2035 (e)	266	270
2.375% due 01/01/2033 (e)	237	248
2.382% due 11/01/2035 (e)	167	172
2.385% due 11/01/2035 (e)	233	239
2.391% due 07/01/2033 (e)	310	312
2.393% due 04/01/2035 (e)	196	205
2.410% due 08/01/2035 (e)	607	623
2.413% due 07/01/2033 (e)	334	344
2.420% due 04/01/2034 (e)	206	215
2.429% due 11/01/2035 (e)	470	483
2.444% due 04/01/2028 (e)	123	126

2.462% due 05/01/2033 (e)	46	48
2.463% due 05/01/2035 (e)	570	594
2.479% due 02/01/2034 (e)	403	420
2.489% due 02/01/2035 (e)	212	220
2.500% due 05/01/2032 - 05/01/2033 (e)	336	349
2.547% due 01/01/2033 (e)	31	32
2.559% due 01/01/2036 (e)	659	687
2.566% due 08/01/2034 (e)	228	236
2.567% due 02/01/2035 (e)	316	330
2.568% due 04/01/2033 (e)	186	193
2.569% due 02/01/2035 (e)	254	265
2.572% due 02/01/2035 (e)	338	352
2.576% due 04/01/2033 (e)	75	78
2.584% due 08/01/2034 (e)	596	622
2.586% due 04/01/2035 (e)	242	253
2.589% due 02/01/2034 (e)	547	572
2.617% due 07/01/2034 (e)	232	242
2.620% due 03/25/2022	20	20
2.625% due 08/01/2032 - 04/01/2035 (e)	1,068	1,105
2.627% due 05/01/2034 - 12/01/2034 (e)	305	315
2.645% due 09/01/2034 (e)	493	511
2.650% due 01/01/2033 (e)	49	50
2.653% due 01/01/2034 (e)	91	95
2.657% due 11/01/2032 (e)	287	298
2.669% due 04/01/2033	7	7
2.671% due 07/01/2033 (e)	498	512
2.674% due 03/01/2033 (e)	32	34
2.675% due 02/01/2032 (e)	222	231
2.680% due 03/01/2034 (e)	76	79
2.683% due 03/01/2033 (e)	277	288
2.699% due 06/01/2030 (e)	35	35
2.703% due 03/01/2034 (e)	930	963
2.710% due 11/01/2026 - 06/01/2034 (e)	499	519
2.712% due 07/01/2026 (e)	602	631
2.715% due 10/01/2032 (e)	74	76
2.720% due 10/25/2021	57	57
2.728% due 01/01/2033 (e)	71	74
2.733% due 03/01/2036 (e)	434	455
2.752% due 12/01/2032 (e)	304	316
2.763% due 11/01/2034 (e)	77	79
2.775% due 05/01/2030 - 09/01/2032 (e)	217	226
2.796% due 01/01/2033 (e)	205	209
2.817% due 11/01/2034 (e)	75	79
2.871% due 10/01/2024 (e)	32	33
2.875% due 01/01/2035 (e)	804	833
2.899% due 01/01/2035 (e)	341	356
2.914% due 03/01/2035 (e)	810	847
2.915% due 08/01/2033 (e)	152	158
2.923% due 04/01/2035 (e)	174	182
2.965% due 10/01/2033 (e)	714	749
2.969% due 04/01/2033 (e)	398	417
2.979% due 01/01/2035 (e)	464	480
2.980% due 01/01/2033	17	17
2.981% due 12/01/2034 (e)	263	275
2.997% due 11/01/2032 (e)	98	102
3.021% due 07/01/2033 (e)	36	37
3.025% due 04/25/2023	45	46
3.034% due 03/01/2035 (e)	611	640

3.036% due 07/01/2022 - 08/01/2032	23	24
3.047% due 07/01/2018 (e)	26	27
3.060% due 11/01/2024 (e)	150	158
3.061% due 10/01/2034 (e)	123	128
3.070% due 11/01/2034 (e)	589	614
3.109% due 07/01/2027 - 11/01/2040	57	58
3.109% due 11/01/2027 - 01/01/2038 (e)	57	58
3.143% due 04/01/2024	13	13
3.145% due 02/01/2034 (e)	243	253
3.172% due 11/01/2034 (e)	236	246
3.186% due 07/01/2034 (e)	435	450
3.191% due 09/01/2033 (e)	176	183
3.192% due 10/01/2035 (e)	203	212
3.204% due 12/01/2030	6	6
3.218% due 11/01/2033 (e)	515	536
3.262% due 11/01/2034 (e)	106	110
3.267% due 12/01/2033 (e)	314	329
3.273% due 08/01/2046 (e)	717	753
3.303% due 08/01/2035 (e)	620	645
3.326% due 12/01/2033 (e)	800	837
3.353% due 01/01/2019 (e)	330	336
3.367% due 09/01/2029 (e)	262	271
3.371% due 06/01/2030	3	3
3.450% due 12/01/2033 (e)	580	605
3.453% due 12/01/2035 (e)	203	212
3.500% due 08/01/2010 - 09/01/2013 (e)	154	156
3.508% due 04/01/2040 (e)	967	1,014
3.543% due 10/01/2043 (e)	32	33
3.612% due 05/01/2036 (e)	1,254	1,257
3.637% due 08/01/2033 (e)	222	227
3.654% due 06/01/2035 (e)	1,537	1,606
3.826% due 02/01/2035 (e)	145	152
3.835% due 05/01/2037 (e)	1,174	1,215
3.843% due 05/01/2036 (e)	310	314
3.911% due 09/01/2033 (e)	217	224
3.945% due 11/01/2033 (e)	537	555
3.998% due 06/01/2034 (e)	373	385
4.000% due 08/01/2010 - 10/25/2016 (e)	717	724
4.000% due 02/01/2011 - 12/25/2029	684	697
4.026% due 07/01/2029 (e)	33	34
4.081% due 07/01/2035 (e)	264	273
4.096% due 05/01/2036 (e)	388	396
4.149% due 07/01/2035 - 09/01/2035 (e)	912	930
4.151% due 09/01/2033 (e)	133	137
4.172% due 11/01/2033 (e)	379	393
4.195% due 09/01/2033 (e)	545	565
4.214% due 04/01/2034 (e)	136	142
4.265% due 08/01/2033 (e)	529	548
4.311% due 03/01/2035 (e)	581	599
4.364% due 04/01/2036 (e)	731	763
4.403% due 08/01/2035 (e)	240	250
4.487% due 12/01/2018 (e)	32	34
4.500% due 08/01/2010 - 05/25/2029	644	666
4.500% due 01/25/2012 - 07/25/2028 (e)	5,595	5,756
4.519% due 10/01/2033 (e)	1,223	1,276

4.547% due 06/01/2035 (e)	115	118
4.550% due 03/01/2034 (e)	484	506
4.601% due 08/25/2042	97	102
4.609% due 09/01/2017 (e)	29	30
4.615% due 09/01/2033 (e)	488	507
4.645% due 10/01/2033 (e)	208	217
4.648% due 06/01/2033 (e)	353	373
4.783% due 07/01/2035 (e)	208	215
4.820% due 07/01/2035 (e)	97	101
4.822% due 11/01/2033 (e)	465	486
4.847% due 04/01/2035 (e)	81	85
4.850% due 02/01/2013 (e)	82	88
4.872% due 07/01/2035 (e)	134	140
4.885% due 11/01/2043 (e)	134	138
4.895% due 09/01/2035 (e)	994	1,040
4.958% due 12/01/2035 (e)	159	166
4.979% due 02/01/2034 (e)	252	262
4.985% due 10/01/2035 (e)	491	509
5.000% due 05/01/2012 - 06/25/2019	1,281	1,323
5.000% due 11/01/2012 - 11/25/2035 (e)	1,941	1,963
5.068% due 03/01/2033 (e)	161	171
5.084% due 11/01/2036 (e)	198	207
5.087% due 05/01/2037 (e)	706	752
5.142% due 04/01/2037 (e)	215	227
5.143% due 09/01/2035 (e)	690	721
5.162% due 04/01/2036 (e)	463	481
5.244% due 01/01/2037 (e)	33	35
5.255% due 05/01/2035 - 03/01/2037 (e)	1,137	1,202
5.310% due 05/01/2036 (e)	363	381
5.368% due 03/01/2038 (e)	934	999
5.405% due 10/01/2032 (e)	228	242
5.435% due 12/01/2035 (e)	515	541
5.487% due 01/01/2036 (e)	125	133
5.488% due 03/01/2036 (e)	435	460
5.500% due 03/01/2012 - 02/01/2036 (e)	2,396	2,530
5.500% due 03/25/2017 - 08/25/2020	276	295
5.504% due 04/01/2036 (e)	37	40
5.510% due 01/01/2036 (e)	35	38
5.532% due 12/01/2036 (e)	805	853
5.559% due 07/01/2036 (e)	565	596
5.627% due 10/01/2012	11	11
5.628% due 12/01/2032 (e)	150	160
5.643% due 12/01/2035 (e)	530	549
5.678% due 12/01/2036 (e)	91	97
5.686% due 07/01/2037 (e)	413	442
5.926% due 05/01/2036 (e)	552	590
5.950% due 02/25/2044 (e)	1,625	1,782
6.000% due 09/25/2014 - 08/25/2044 (e)	1,645	1,720
6.000% due 03/25/2016 - 02/25/2044	137	146
6.116% due 02/01/2037 (e)	227	242
6.160% due 09/01/2036 (e)	37	40
6.250% due 05/25/2042	83	92
6.500% due 01/01/2016	14	15
6.500% due 07/25/2021 - 01/25/2044 (e)	3,400	3,832

7.000% due 02/01/2011 - 02/25/2044	97	109
7.000% due 09/01/2011 - 10/01/2033 (e)	757	816
7.010% due 11/01/2014	14	14
7.500% due 12/01/2014 (e)	75	78
7.500% due 05/01/2028 - 05/25/2042	106	121
8.000% due 08/25/2022 - 11/25/2023	133	149
8.000% due 10/01/2026 (e)	199	229
9.000% due 03/25/2020	157	183
9.000% due 04/01/2020 - 01/01/2026 (e)	132	149
9.500% due 07/01/2021 (e)	88	101
Federal Housing Administration
7.430% due 07/01/2018 - 07/25/2022	600	601
8.360% due 06/01/2012	14	14
Freddie Mac
0.600% due 07/15/2034	537	542
0.607% due 08/25/2031	691	643
0.627% due 09/25/2031	768	726
0.650% due 04/15/2035 - 03/15/2036	44	44
0.697% due 06/25/2029	179	155
0.700% due 06/15/2018 - 03/15/2029 (e)	1,035	1,036
0.700% due 02/15/2029	62	62
0.747% due 05/25/2043 (e)	2,368	2,389
0.750% due 07/15/2026 - 01/15/2033 (e)	470	472
0.750% due 11/15/2032	101	100
0.800% due 08/15/2029 - 12/15/2032 (e)	2,198	2,210
0.825% due 03/15/2024 (e)	250	250
0.825% due 09/15/2026	100	101
0.850% due 01/15/2032	56	57
0.875% due 05/15/2023	209	209
0.875% due 12/15/2023 - 10/15/2026 (e)	483	483
0.900% due 08/15/2029 - 02/15/2032 (e)	3,406	3,423
0.900% due 02/15/2032 - 03/15/2032	92	92
0.950% due 06/15/2029 - 12/15/2031 (e)	1,140	1,144
0.975% due 08/15/2022 - 03/15/2023 (e)	517	517
1.075% due 04/15/2022	93	93
1.304% due 03/15/2029 (e)	673	679
1.621% due 10/25/2044 (e)	827	840
1.621% due 02/25/2045	168	170
1.821% due 07/25/2044 (e)	5,366	5,457
2.040% due 09/01/2034 (e)	171	177
2.105% due 12/01/2035 (e)	221	228
2.313% due 04/01/2035 (e)	1,458	1,508
2.375% due 10/15/2013	75	76
2.375% due 02/01/2035 (e)	301	310
2.416% due 03/01/2035 (e)	258	269
2.472% due 04/01/2036 (e)	471	493
2.488% due 08/01/2033 (e)	86	88
2.495% due 02/01/2034 (e)	480	499
2.516% due 03/01/2030 (e)	102	107
2.544% due 01/01/2028	17	18
2.600% due 04/01/2034 (e)	621	647

2.605% due 01/01/2034 - 04/01/2034 (e)	2,271	2,358
2.606% due 03/01/2034 - 05/01/2034 (e)	1,064	1,105
2.613% due 03/01/2034 (e)	1,747	1,816
2.617% due 12/01/2033 (e)	281	292
2.624% due 03/01/2032 (e)	321	335
2.625% due 04/01/2032 (e)	538	561
2.626% due 12/01/2032 (e)	99	103
2.627% due 12/01/2033 (e)	205	213
2.637% due 11/01/2034 (e)	1,614	1,672
2.642% due 02/01/2035 (e)	463	481
2.643% due 12/01/2033 (e)	312	324
2.716% due 11/01/2033 (e)	101	105
2.719% due 10/01/2033 (e)	674	699
2.721% due 10/01/2033 (e)	330	343
2.722% due 10/01/2033 (e)	174	181
2.724% due 11/01/2033 - 11/01/2034 (e)	740	767
2.738% due 10/01/2034 (e)	583	604
2.764% due 11/01/2034 (e)	734	763
2.771% due 04/01/2034	24	25
2.783% due 10/01/2034 (e)	1,096	1,137
2.786% due 04/01/2035 (e)	156	164
2.788% due 07/01/2034 (e)	285	296
2.828% due 08/01/2015 (e)	38	38
2.832% due 09/01/2034 (e)	251	261
2.836% due 12/01/2034 (e)	56	58
2.862% due 01/01/2030 (e)	305	319
2.880% due 07/01/2033 - 09/01/2034 (e)	2,178	2,254
2.904% due 03/01/2035 (e)	611	642
2.940% due 11/01/2029 (e)	297	308
2.962% due 03/01/2035 (e)	349	366
3.036% due 01/01/2030 (e)	161	165
3.037% due 01/01/2035 (e)	64	67
3.045% due 05/01/2035 (e)	722	751
3.059% due 11/01/2031 (e)	157	163
3.070% due 08/01/2034 (e)	963	994
3.075% due 12/01/2034 (e)	1,858	1,940
3.094% due 08/01/2036 (e)	354	369
3.097% due 10/01/2029 (e)	30	31
3.109% due 02/01/2019 (e)	94	96
3.112% due 05/01/2035 (e)	495	512
3.211% due 11/01/2034 (e)	347	363
3.225% due 09/01/2030 (e)	132	137
3.265% due 12/01/2024 (e)	262	270
3.319% due 09/01/2034 (e)	100	105
3.406% due 08/01/2035 (e)	1,039	1,081
3.439% due 08/01/2023	21	21
3.498% due 09/01/2035 (e)	69	71
3.500% due 03/15/2018	26	27
3.563% due 11/01/2024 (e)	241	244
3.569% due 08/01/2036 (e)	1,353	1,409
3.616% due 06/01/2036 (e)	417	427
3.625% due 12/01/2034 (e)	70	73
3.700% due 12/01/2034 (e)	305	316
3.746% due 09/01/2035 (e)	490	506
3.803% due 06/01/2035 (e)	84	87
3.819% due 07/01/2036 (e)	649	665
3.898% due 08/01/2035 (e)	782	804
4.000% due 09/15/2015 - 10/15/2026	699	710

4.000% due 09/15/2015 - 04/15/2018 (e)	2,485	2,546
4.198% due 07/01/2033 (e)	114	117
4.259% due 07/01/2035 (e)	35	37
4.500% due 09/01/2010 - 08/15/2034 (e)	5,375	5,480
4.500% due 02/15/2015 - 11/15/2028	2,036	2,077
4.668% due 09/01/2035 (e)	232	239
4.750% due 12/15/2016 - 01/15/2031	173	178
4.807% due 02/01/2035 (e)	1,304	1,374
4.860% due 09/01/2035 (e)	82	86
4.863% due 07/01/2035 (e)	849	889
4.881% due 01/01/2035 (e)	537	564
4.908% due 01/01/2036 (e)	91	96
4.936% due 07/01/2033 (e)	37	40
4.992% due 08/01/2035 (e)	404	426
5.000% due 11/15/2011 - 08/15/2025	1,381	1,405
5.000% due 02/15/2012 - 10/01/2012 (e)	698	722
5.016% due 12/01/2035 (e)	415	433
5.021% due 05/01/2033	23	24
5.022% due 12/01/2035 (e)	58	60
5.067% due 07/01/2019	9	9
5.119% due 01/01/2036 (e)	329	341
5.188% due 09/01/2035 (e)	224	231
5.190% due 11/01/2033 (e)	1,527	1,615
5.198% due 02/01/2036 (e)	59	61
5.211% due 09/01/2035 (e)	337	348
5.223% due 11/01/2034 (e)	501	525
5.225% due 10/01/2035 (e)	1,090	1,135
5.234% due 03/01/2036 (e)	1,204	1,264
5.253% due 02/01/2036 (e)	88	92
5.273% due 09/01/2035 (e)	294	313
5.275% due 02/01/2036 (e)	101	106
5.279% due 02/01/2037 (e)	77	81
5.345% due 04/01/2036 (e)	262	276
5.349% due 12/01/2036 (e)	618	652
5.397% due 11/01/2036 (e)	1,497	1,573
5.407% due 02/01/2036 (e)	152	160
5.500% due 07/01/2012 - 06/15/2024 (e)	2,239	2,359
5.500% due 10/01/2012 - 10/15/2032	306	325
5.589% due 12/01/2036 (e)	2,234	2,372
5.597% due 12/01/2035 (e)	436	459
5.666% due 03/01/2036 (e)	85	92
5.727% due 03/01/2036 (e)	781	823
5.730% due 04/01/2037 (e)	1,502	1,592
5.733% due 11/01/2035	10	10
5.748% due 11/01/2036 (e)	72	76
5.757% due 01/01/2037 (e)	57	61
5.942% due 07/01/2036	23	25
5.969% due 11/01/2036 (e)	49	52
6.000% due 04/01/2016 - 05/01/2035 (e)	3,916	4,202
6.000% due 06/15/2025 - 11/15/2031	801	818
6.040% due 01/01/2037 (e)	72	77
6.250% due 12/15/2023	39	42
6.415% due 01/01/2037 (e)	200	213

6.500% due 05/15/2012	12	12
7.000% due 06/01/2017 - 07/15/2027	116	131
7.000% due 10/15/2022 (e)	337	337
8.500% due 11/15/2021 (e)	315	355
Ginnie Mae
0.550% due 01/16/2031	30	31
0.698% due 06/20/2032	104	105
0.748% due 09/20/2030 - 04/20/2031 (e)	724	725
0.750% due 03/16/2029 - 02/16/2032	333	334
0.800% due 03/16/2031	182	182
0.850% due 04/16/2030 - 04/16/2032	252	253
0.900% due 10/16/2029	124	125
3.125% due 10/20/2029 (e)	1,261	1,292
3.250% due 01/20/2030	15	16
3.375% due 02/20/2025	24	24
3.375% due 01/20/2027 (e)	617	632
3.625% due 07/20/2026 - 09/20/2032 (e)	1,705	1,754
4.375% due 04/20/2033 (e)	217	225
4.500% due 08/20/2035 (e)	209	217
6.000% due 01/15/2032 - 03/15/2032	11	13
8.000% due 06/20/2025	2	2
8.500% due 12/20/2026 - 11/20/2027	34	39

Total U.S. Government Agencies (Cost $209,836)		217,340

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.000% due 07/31/2011 (d)	2,414	2,430
1.000% due 09/30/2011 (d)	316	318

Total U.S. Treasury Obligations (Cost $2,736)		2,748

MORTGAGE-BACKED SECURITIES 66.6%
ABN AMRO Mortgage Corp.
5.000% due 07/25/2018	881	916
Adjustable Rate Mortgage Trust
0.597% due 10/25/2035	28	18
0.717% due 02/25/2035	1,076	821
1.087% due 01/25/2035	544	519
3.042% due 03/25/2035	23	22
3.098% due 01/25/2035	2,134	2,022
3.422% due 01/25/2036	2,351	1,602
4.859% due 01/25/2035	5,780	5,695
4.930% due 11/25/2035	3,960	3,953
5.340% due 11/25/2035	790	622
5.371% due 01/25/2036	1,664	1,401
American Home Mortgage Assets
0.557% due 10/25/2046	2,066	1,047
American Home Mortgage Investment Trust
0.697% due 02/25/2044	26	25
2.514% due 10/25/2034	843	721
2.527% due 02/25/2045	812	733
2.679% due 02/25/2044	140	138
2.749% due 02/25/2045	1,728	1,578
4.985% due 09/25/2035	25,000	23,337
5.660% due 09/25/2045	811	703

Banc of America Alternative Loan Trust
5.000% due 06/25/2019	1,151	1,166
6.000% due 04/25/2036	1,655	1,495
Banc of America Commercial Mortgage, Inc.
5.634% due 04/10/2049	1,100	1,137
Banc of America Funding Corp.
0.428% due 07/20/2036	451	442
0.568% due 07/20/2036	751	520
2.979% due 03/20/2035	134	127
3.460% due 11/20/2034	5,110	4,071
5.320% due 11/20/2035	667	464
Banc of America Large Loan, Inc.
0.860% due 08/15/2029	12,683	11,585
Banc of America Mortgage Securities, Inc.
2.956% due 05/25/2033	1,439	1,433
3.007% due 04/25/2034	604	600
3.501% due 01/25/2034	180	183
3.615% due 11/25/2033	403	388
3.619% due 02/25/2033	396	328
3.628% due 09/25/2033	13,574	13,252
3.754% due 01/25/2035	206	187
3.827% due 02/25/2034	1,738	1,614
4.477% due 09/25/2033	621	616
5.000% due 12/25/2018	175	179
5.202% due 10/25/2035	386	344
6.500% due 09/25/2033	1,123	1,162
BCAP LLC Trust
0.465% due 07/26/2036	13,963	13,287
0.538% due 12/21/2046	6,813	6,463
0.555% due 02/26/2036	12,243	10,961
3.116% due 10/26/2035	8,017	7,539
3.299% due 07/26/2036	13,025	12,801
3.744% due 09/26/2035	10,437	9,286
4.242% due 05/20/2035	9,487	8,877
4.930% due 11/26/2035	10,700	10,222
5.000% due 07/26/2035	11,358	11,612
5.000% due 10/26/2037	4,403	4,431
5.189% due 11/26/2045	13,147	13,081
5.200% due 10/26/2036	6,581	6,398
5.250% due 06/26/2035	11,520	11,271
5.250% due 05/26/2037	471	472
5.264% due 02/26/2036	16,874	16,133
5.289% due 10/26/2035	4,787	4,716
5.305% due 05/26/2037	10,901	10,781
5.338% due 05/26/2036	10,124	10,175
5.346% due 11/26/2035	4,314	4,326
5.380% due 05/26/2047	11,919	11,345
5.406% due 03/26/2037	4,477	4,504
5.476% due 07/26/2036	5,467	5,179
5.500% due 12/26/2035	15,132	14,921
5.500% due 02/26/2036	7,475	7,345
5.542% due 12/26/2036	10,124	9,923
5.573% due 04/26/2037	8,857	7,901
5.625% due 04/26/2037	5,801	5,780
5.649% due 06/26/2037	4,171	4,275
5.761% due 07/26/2037	4,612	4,679
5.801% due 07/26/2037	4,307	4,187
5.809% due 02/26/2037	5,728	5,765
5.833% due 05/26/2037	12,372	12,483
5.851% due 07/26/2037	7,582	7,685
5.863% due 07/26/2037	6,194	6,313
5.937% due 06/26/2047	6,199	6,212
6.000% due 08/26/2037	14,021	13,991
6.500% due 02/26/2036	9,712	9,017

Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035	3,743	3,471
2.960% due 04/25/2033	478	464
3.052% due 11/25/2034	1,704	1,600
3.079% due 05/25/2033	2	2
3.334% due 01/25/2035	262	226
3.398% due 02/25/2033	19	17
3.398% due 07/25/2034	233	203
3.529% due 01/25/2034	1,216	1,155
3.552% due 01/25/2034	560	545
3.561% due 10/25/2034	337	311
3.573% due 02/25/2034	1,640	1,506
3.619% due 10/25/2034	6,374	5,604
3.629% due 08/25/2033	741	723
3.735% due 10/25/2035	15,946	15,379
4.625% due 10/25/2035	4,705	4,153
4.682% due 10/25/2033	129	127
4.757% due 10/25/2033	5	5
4.887% due 10/25/2033	3	3
4.999% due 01/25/2035	229	232
5.370% due 05/25/2047	1,772	1,284
5.441% due 04/25/2033	114	112
5.676% due 02/25/2033	78	78
Bear Stearns Alt-A Trust
0.507% due 02/25/2034	1,290	966
0.517% due 08/25/2036	26	12
2.759% due 05/25/2035	172	133
2.992% due 11/25/2035	45	4
5.507% due 11/25/2036	774	496
5.553% due 01/25/2036	3,824	2,183
6.213% due 08/25/2036	8,154	5,226
Bear Stearns Commercial Mortgage Securities
5.016% due 02/11/2044	1,477	1,511
5.243% due 12/11/2038	800	721
6.440% due 06/16/2030	28	28
Chase Mortgage Finance Corp.
3.424% due 02/25/2037	5,626	3,192
5.000% due 04/25/2018	37	37
5.226% due 12/25/2035	1,275	1,182
5.250% due 01/25/2034	149	149
5.285% due 12/25/2035	437	383
Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	174	174
5.000% due 02/25/2035	200	180
5.250% due 06/25/2034	117	117
5.500% due 09/25/2035	586	579
Citigroup Mortgage Loan Trust, Inc.
1.147% due 08/25/2035	700	486
1.466% due 08/25/2034	36	37
2.820% due 12/25/2035	594	526
4.900% due 12/25/2035	2,042	1,713
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	621	456
Commercial Mortgage Pass-Through Certificates
0.530% due 06/15/2022	10,000	8,470
0.850% due 02/16/2034	3,971	3,919
0.850% due 07/16/2034	11,126	10,811

Countrywide Alternative Loan Trust
0.537% due 09/25/2046	1,397	772
0.547% due 06/25/2037	4,477	2,307
0.558% due 07/20/2046	1,851	722
0.747% due 03/25/2034	262	247
1.421% due 02/25/2036	750	430
1.722% due 07/20/2035	800	454
4.230% due 06/25/2037	7,405	1,205
5.299% due 10/25/2035	481	393
5.500% due 02/25/2034	63	63
5.787% due 02/25/2037	1,572	1,097
6.009% due 08/25/2036	709	718
Countrywide Home Loan Mortgage Pass-Through Trust
0.697% due 08/25/2035	748	534
0.887% due 02/25/2035	506	418
2.866% due 11/19/2033	49	35
2.894% due 06/20/2035	787	637
3.505% due 11/25/2034	116	100
3.506% due 11/25/2034	8,775	7,497
3.506% due 04/20/2035	6,210	5,868
3.821% due 08/25/2034	5,592	4,629
3.851% due 08/25/2033	617	542
3.929% due 08/25/2034	7,196	6,456
4.113% due 11/19/2033	374	369
4.500% due 10/25/2018	90	90
4.733% due 12/25/2033	456	457
5.000% due 05/25/2034	1,384	1,411
5.250% due 02/20/2036	102	65
5.500% due 10/25/2035	2,936	2,415
5.500% due 11/25/2035	999	811
5.850% due 05/25/2036	91	89
Credit Suisse First Boston Mortgage Securities Corp.
1.993% due 07/25/2033	121	114
2.496% due 07/25/2033	1,082	1,002
2.941% due 11/25/2032	37	34
2.990% due 01/25/2034	4,740	4,304
4.191% due 10/25/2033	3,529	3,453
5.288% due 03/25/2034	103	87
5.500% due 08/25/2034	93	94
6.500% due 04/25/2033	178	180
6.574% due 12/15/2035	3,500	3,670
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	800	734
5.790% due 07/26/2037	13,820	13,729
7.000% due 08/26/2036	13,557	13,718
CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	20,023
5.484% due 04/15/2047	700	666
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	48	48
0.440% due 10/25/2036	22	7
5.000% due 10/25/2018	456	467
5.250% due 06/25/2035	1,162	1,048
Deutsche Mortgage Securities, Inc.
5.190% due 06/26/2035	2,482	2,422
First Horizon Alternative Mortgage Securities
2.330% due 07/25/2035	472	319
2.421% due 08/25/2034	1,380	1,129
5.357% due 09/25/2035	144	104

First Horizon Asset Securities, Inc.
0.617% due 02/25/2035	287	213
1.049% due 02/25/2035	1,449	1,096
2.786% due 03/25/2033	6	6
2.853% due 06/25/2033	1,957	1,854
2.870% due 02/25/2035	624	613
2.875% due 04/25/2035	1,927	1,838
2.900% due 08/25/2035	1,051	1,012
First Republic Mortgage Loan Trust
0.700% due 11/15/2031	423	374
0.750% due 11/15/2032	655	567
0.827% due 06/25/2030	445	415
First Union National Bank Commercial Mortgage
7.750% due 10/15/2032	165	166
GMAC Mortgage Corp. Loan Trust
5.254% due 11/19/2035	797	681
5.500% due 09/25/2034	3,368	3,400
Granite Master Issuer PLC
0.388% due 12/20/2054	169	156
0.418% due 12/20/2054	5,595	5,145
0.438% due 12/20/2054	3,081	2,833
0.440% due 12/17/2054	4,464	4,104
GS Mortgage Securities Corp. II
1.401% due 03/06/2020	3,000	2,536
GSAA Trust
6.000% due 04/01/2034	614	620
GSR Mortgage Loan Trust
0.537% due 08/25/2046	3,128	2,526
0.697% due 01/25/2034	1,698	1,495
2.140% due 03/25/2033	64	63
2.576% due 06/25/2034	74	68
2.942% due 05/25/2035	493	403
3.270% due 12/25/2034	8,160	8,147
3.929% due 06/25/2034	807	764
4.500% due 08/25/2019	229	229
5.000% due 08/25/2019	308	317
5.034% due 01/25/2036	722	598
6.000% due 03/25/2032	34	34
GSRPM Mortgage Loan Trust
0.747% due 11/25/2031	347	323
Harborview Mortgage Loan Trust
0.478% due 04/19/2038	2,213	1,123
0.528% due 07/19/2046	1,504	851
0.538% due 02/19/2046	2,260	1,191
0.548% due 02/19/2046	119	46
0.568% due 05/19/2035	134	80
0.618% due 03/19/2035	1,837	1,184
2.550% due 08/19/2034	3,204	2,524
2.907% due 06/19/2034	10,127	8,760
3.004% due 05/19/2033	1,982	1,990
Impac CMB Trust
0.667% due 08/25/2035	4,307	3,022
0.867% due 04/25/2035	2,662	1,915
Indymac ARM Trust
2.463% due 01/25/2032	69	52
Indymac Index Mortgage Loan Trust
0.447% due 02/25/2037	131	124
0.537% due 09/25/2046	1,059	572
0.567% due 04/25/2046	1,761	851
1.127% due 05/25/2034	501	314
3.106% due 01/25/2035	3,447	2,506
JPMorgan Alternative Loan Trust
0.847% due 06/27/2037	24,837	20,307
5.500% due 11/25/2036	4,224	3,791

JPMorgan Chase Commercial Mortgage Securities Corp.
0.440% due 11/15/2018	3,097	2,918
5.336% due 05/15/2047	16,100	15,949
JPMorgan Mortgage Trust
2.871% due 12/25/2034	141	127
3.359% due 07/25/2035	5,166	4,949
3.420% due 11/25/2033	217	209
3.442% due 07/25/2035	2,479	1,927
4.271% due 11/25/2033	112	112
4.310% due 04/25/2035	130	131
4.504% due 06/25/2035	84	84
4.654% due 09/25/2034	9	9
4.817% due 12/25/2034	2,737	2,706
4.860% due 04/25/2035	2,412	2,283
4.930% due 11/25/2035	9,373	8,858
4.938% due 08/25/2035	1,068	1,070
5.017% due 02/25/2035	10,903	10,924
5.119% due 10/25/2035	900	627
5.295% due 07/25/2035	5,106	5,066
5.385% due 07/25/2035	375	364
MASTR Adjustable Rate Mortgages Trust
2.959% due 11/21/2034	9,196	8,973
3.028% due 09/25/2033	1,804	1,594
3.278% due 02/25/2034	561	518
3.309% due 07/25/2034	4,272	3,926
3.484% due 08/25/2034	2,562	1,861
4.737% due 01/25/2036	616	549
5.177% due 01/25/2034	231	231
MASTR Asset Securitization Trust
5.500% due 09/25/2033	4,961	5,111
5.750% due 05/25/2036	2,603	2,643
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	924
5.485% due 03/12/2051	500	480
Merrill Lynch Floating Trust
0.420% due 06/15/2022	1,101	1,043
Merrill Lynch Mortgage Investors, Inc.
2.751% due 06/25/2035	2,294	2,027
2.800% due 02/25/2035	757	746
3.583% due 02/25/2034	188	196
3.604% due 09/25/2033	35	36
MLCC Mortgage Investors, Inc.
0.657% due 08/25/2028	267	240
0.804% due 03/25/2028	1,664	1,510
1.007% due 06/25/2028	774	693
2.241% due 12/25/2034	700	661
2.258% due 04/25/2035	301	281
Morgan Stanley Capital I
0.410% due 10/15/2020	2,197	1,993
5.692% due 04/15/2049	600	580
Morgan Stanley Mortgage Loan Trust
2.403% due 02/25/2034	32	29
2.654% due 07/25/2034	791	792
Nomura Asset Acceptance Corp.
0.697% due 12/25/2034	2	2
0.737% due 10/25/2034	33	30
2.138% due 10/25/2034	6	6
3.311% due 05/25/2035	353	326
5.050% due 10/25/2035	122	85
Opteum Mortgage Acceptance Corp.
0.607% due 07/25/2035	2,171	1,885
PNC Mortgage Acceptance Corp.
6.800% due 03/12/2034	150	150

Prime Mortgage Trust
0.747% due 02/25/2019	6	6
0.747% due 02/25/2034	21	19
6.000% due 02/25/2034	106	110
Provident Funding Mortgage Loan Trust
3.010% due 05/25/2035	207	172
RBSCF Trust
6.068% due 09/17/2039	3,500	3,660
RBSSP Resecuritization Trust
0.665% due 08/26/2045	974	827
0.845% due 09/26/2036	11,946	10,543
5.280% due 05/26/2037	15,098	14,771
5.540% due 12/26/2036	14,068	13,836
6.020% due 10/26/2036	18,063	17,916
Residential Accredit Loans, Inc.
0.747% due 01/25/2033	1,129	959
0.777% due 02/25/2033	724	666
3.256% due 04/25/2035	12	2
5.500% due 09/25/2033	58	58
5.500% due 08/25/2034	371	361
Residential Asset Mortgage Products, Inc.
6.500% due 12/25/2031	307	296
7.500% due 12/25/2031	1,579	1,597
Residential Asset Securitization Trust
0.847% due 03/25/2033	329	310
3.750% due 10/25/2018	45	44
5.250% due 04/25/2034	1,033	1,008
Residential Funding Mortgage Securities I
5.000% due 04/25/2018	51	52
5.584% due 02/25/2036	495	340
6.500% due 03/25/2032	66	67
Sequoia Mortgage Trust
0.648% due 12/20/2034	1,370	1,152
0.728% due 04/20/2033	181	162
0.748% due 10/20/2027	750	688
1.005% due 05/20/2034	1,677	1,295
2.003% due 07/20/2034	110	93
Structured Adjustable Rate Mortgage Loan Trust
0.567% due 05/25/2037	15,801	9,215
0.587% due 03/25/2035	299	171
0.647% due 09/25/2034	397	157
0.717% due 01/25/2035	430	415
2.399% due 03/25/2034	137	135
2.659% due 07/25/2034	436	390
2.684% due 03/25/2034	664	653
2.763% due 08/25/2034	4,409	3,933
2.771% due 08/25/2034	2,643	2,257
4.853% due 06/25/2034	3,204	2,997
Structured Asset Mortgage Investments, Inc.
0.447% due 09/25/2047	1,265	1,254
0.577% due 02/25/2036	1,885	1,071
0.688% due 11/19/2033	156	136
0.688% due 05/19/2035	679	486
0.698% due 03/19/2034	384	336
1.188% due 02/19/2033	851	641
2.499% due 02/19/2035	1,530	1,129
Structured Asset Securities Corp.
2.117% due 05/25/2032	63	53
2.238% due 07/25/2032	12	8
2.603% due 11/25/2033	238	209
3.051% due 10/25/2035	527	415
3.137% due 09/25/2033	227	213
5.331% due 03/25/2033	1,820	1,792

Thornburg Mortgage Securities Trust
0.457% due 11/25/2046	1,492	1,436
0.463% due 07/25/2036	2,800	2,751
2.638% due 04/25/2045	621	616
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	5,986	5,440
WaMu Mortgage Pass-Through Certificates
0.567% due 08/25/2046	5,277	1,926
0.577% due 04/25/2045	1,350	1,046
0.637% due 07/25/2045	4,957	3,866
0.637% due 10/25/2045	8,180	6,375
0.637% due 12/25/2045	55	37
0.657% due 01/25/2045	6,279	4,778
0.667% due 08/25/2045	499	390
0.677% due 01/25/2045	2,319	1,760
0.735% due 11/25/2034	197	159
0.887% due 12/25/2027	6,355	5,724
1.231% due 12/25/2046	2,207	1,412
1.421% due 08/25/2046	217	131
1.621% due 11/25/2042	499	431
1.821% due 08/25/2042	43	37
2.701% due 06/25/2033	1,171	1,149
2.784% due 03/25/2034	4,240	4,259
2.825% due 10/25/2033	1,396	1,336
2.834% due 08/25/2033	1,973	980
3.325% due 05/25/2046	1,353	863
3.359% due 07/25/2046	2,044	1,423
3.359% due 08/25/2046	4,994	3,321
3.359% due 09/25/2046	497	352
3.359% due 11/25/2046	4,285	2,802
4.735% due 09/25/2035	1,000	826
4.750% due 09/25/2035	456	457
4.810% due 10/25/2035	4,305	1,402
5.338% due 02/25/2037	2,151	1,591
5.500% due 06/25/2034	555	555
5.795% due 02/25/2037	1,194	852
Washington Mutual MSC Mortgage Pass-Through Certificates
2.408% due 06/25/2033	89	87
2.449% due 02/25/2031	1	1
3.044% due 11/25/2030	536	471
3.267% due 02/25/2033	88	80
3.363% due 02/25/2033	67	64
7.000% due 03/25/2034	410	425
Wells Fargo Mortgage-Backed Securities Trust
0.847% due 07/25/2037	1,479	923
2.877% due 03/25/2035	2,283	2,044
2.910% due 12/25/2034	1,514	1,529
2.926% due 06/25/2035	3,851	3,677
2.966% due 04/25/2035	956	866
2.968% due 09/25/2034	3,477	3,491
2.992% due 11/25/2034	194	195
2.998% due 09/25/2034	849	807
3.002% due 10/25/2035	1,466	1,441
3.029% due 06/25/2035	271	271
4.420% due 04/25/2036	120	110
4.437% due 10/25/2033	527	527
4.500% due 08/25/2018	3,479	3,508
4.500% due 11/25/2018	4,355	4,420
4.500% due 05/25/2034	101	100
4.651% due 08/25/2034	5,400	5,448
4.671% due 01/25/2034	1,843	1,880
4.676% due 12/25/2033	1,150	1,161
4.750% due 10/25/2018	3,392	3,401

4.807% due 03/25/2036	5,973	5,306
4.886% due 01/25/2035	2,736	2,664
5.000% due 07/25/2019	58	60
5.093% due 09/25/2035	402	392
5.234% due 10/25/2035	523	502
5.364% due 08/25/2035	1,999	2,002
5.462% due 07/25/2036	784	628
6.000% due 09/25/2036	536	495

Total Mortgage-Backed Securities (Cost $1,047,408)		991,345

ASSET-BACKED SECURITIES 16.6%
Accredited Mortgage Loan Trust
0.727% due 01/25/2034	347	239
AMMC CDO
0.774% due 08/08/2017	6,350	6,035
Anthracite CDO I Ltd.
0.797% due 05/24/2017	4,890	4,571
Argent Securities, Inc.
1.382% due 03/25/2034	918	789
Arran Corporate Loans BV
0.709% due 06/20/2025	4,657	4,617
Aurum CLO 2002-1 Ltd.
0.733% due 04/15/2014	3,577	3,436
BA Credit Card Trust
0.350% due 04/15/2014	320	319
Babson CLO Ltd.
0.555% due 07/20/2019	18,506	17,268
BankAmerica Manufactured Housing Contract Trust
6.940% due 04/10/2023	7,083	7,224
Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036	278	262
0.417% due 12/25/2036	45	41
3.789% due 10/25/2036	4,915	3,262
3.836% due 10/25/2036	3,569	2,560
5.521% due 10/25/2036	6,143	3,937
Bear Stearns Second Lien Trust
1.147% due 12/25/2036	21,100	645
Callidus Debt Partners Fund Ltd.
0.564% due 04/17/2020	14,934	13,905
Capital Auto Receivables Asset Trust
1.800% due 10/15/2012	1,513	1,524
Carrington Mortgage Loan Trust
0.447% due 06/25/2037	6,209	5,517
0.527% due 02/25/2036	404	351
Citibank Credit Card Issuance Trust
0.343% due 12/17/2018	4,000	3,881
0.417% due 04/24/2014	650	647
Citigroup Mortgage Loan Trust, Inc.
0.447% due 11/25/2036	914	881
0.797% due 07/25/2044	541	406
Conseco Financial Corp.
6.240% due 12/01/2028	648	651
Countrywide Asset-Backed Certificates
0.457% due 10/25/2046	109	107
0.577% due 09/25/2034	323	277
0.607% due 05/25/2036	5,176	4,105
Educational Services of America, Inc.
1.100% due 07/25/2023	5,000	5,053
Ford Credit Auto Owner Trust
1.770% due 06/15/2012	1,911	1,922
3.960% due 04/15/2012	310	314
GSAA Trust
5.242% due 06/25/2034	181	173

Home Equity Asset Trust
0.947% due 11/25/2032	8	5
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	624
HSBC Home Equity Loan Trust
0.528% due 01/20/2036	3,114	2,819
1.148% due 11/20/2036	1,495	1,466
HSI Asset Securitization Corp. Trust
0.397% due 10/25/2036	71	56
0.457% due 12/25/2036	9,000	3,562
0.537% due 01/25/2036	2,566	2,352
Indymac Residential Asset-Backed Trust
0.867% due 10/25/2035	1,600	130
Irwin Home Equity Corp.
0.887% due 07/25/2032	243	113
JPMorgan Mortgage Acquisition Corp.
0.356% due 07/25/2036	6,764	6,384
0.417% due 01/25/2037	3,805	3,513
0.427% due 03/25/2037	241	227
0.437% due 10/25/2036	342	319
Lehman XS Trust
0.497% due 04/25/2037	12,529	8,925
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	940	804
1.047% due 03/25/2032	51	41
Loomis Sayles CBO
0.546% due 10/26/2020	2,955	2,603
Massachusetts Educational Financing Authority
1.266% due 04/25/2038	9,050	9,105
MASTR Asset-Backed Securities Trust
0.397% due 01/25/2037	8,124	2,831
MBNA Credit Card Master Note Trust
0.410% due 11/16/2015	3,000	2,972
Merrill Lynch Mortgage Investors, Inc.
0.527% due 09/25/2036	816	270
5.666% due 05/25/2046	350	343
Morgan Stanley IXIS Real Estate Capital Trust
0.457% due 11/25/2036	15,000	6,782
Morgan Stanley Mortgage Loan Trust
0.417% due 01/25/2047	3,041	2,571
Nationstar Home Equity Loan Trust
0.467% due 04/25/2037	2,031	1,938
Nationstar NIM Trust
8.000% due 06/25/2037	24	0
Navigator CDO Ltd.
1.286% due 11/15/2015	2,000	1,960
New Century Home Equity Loan Trust
0.527% due 05/25/2036	1,335	880
0.607% due 06/25/2035	1,312	1,229
Option One Mortgage Loan Trust
0.987% due 07/25/2033	392	298
Primus CLO Ltd.
0.535% due 07/15/2021	16,254	14,565
Renaissance Home Equity Loan Trust
1.047% due 08/25/2032	10	7
1.447% due 09/25/2037	6,605	5,362
Residential Asset Mortgage Products, Inc.
0.417% due 02/25/2037	936	918
8.500% due 12/25/2031	2,358	2,370
Residential Asset Securities Corp.
0.417% due 02/25/2037	776	745
0.457% due 07/25/2036	242	240
0.457% due 04/25/2037	2,596	2,530

SACO I, Inc.
0.727% due 11/25/2035	922	439
Salomon Brothers Mortgage Securities VII, Inc.
0.947% due 03/25/2032	12	12
Saxon Asset Securities Trust
8.285% due 12/25/2032	3,418	3,410
SBI HELOC Trust
0.517% due 08/25/2036	35	34
Securitized Asset-Backed Receivables LLC Trust
0.427% due 11/25/2036	4,850	1,663
SLM Student Loan Trust
0.000% due 01/27/2042	11,150	10,717
0.406% due 04/25/2022	347	346
0.446% due 04/25/2017	8,655	8,641
0.737% due 12/17/2018	544	542
1.816% due 04/25/2023	1,944	2,012
Soundview Home Equity Loan Trust
0.407% due 11/25/2036	699	362
0.427% due 06/25/2037	5,627	4,612
0.457% due 01/25/2037	8,702	6,810
0.497% due 06/25/2037	35,000	16,498
Specialty Underwriting & Residential Finance
1.027% due 01/25/2034	50	38
Stone Tower CLO Ltd.
0.636% due 08/21/2013	1,720	1,692
Structured Asset Securities Corp.
0.397% due 09/25/2036	172	166
0.427% due 01/25/2037	202	196
0.547% due 11/25/2035	65	65
0.637% due 01/25/2033	623	568
0.997% due 05/25/2034	309	274
Trapeza CDO I LLC
1.273% due 11/16/2034	1,000	282
Wells Fargo Home Equity Trust
0.587% due 10/25/2035	180	178
WMC Mortgage Loan Pass-Through Certificates
1.030% due 05/15/2030	151	139

Total Asset-Backed Securities (Cost $323,638)		246,474

	SHARES
PREFERRED STOCKS 0.1%
DG Funding Trust
1.199% due 12/31/2049	267	2,079

Total Preferred Stocks (Cost $2,003)		2,079

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 07/01/2010	$6,881	6,881

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $7,021. Repurchase proceeds are $6,881.)
U.S. TREASURY BILLS 0.8%
0.165% due 07/01/2010 - 09/09/2010 (b)(d)	11,371	11,369

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.153% due 07/15/2010 (d)	640	640

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.3%
	3,386,366	33,911

Total Short-Term Instruments (Cost $52,799)		52,801

Total Investments 122.5% (Cost $1,959,687)		$1,822,291
Other Assets and Liabilities (Net) (22.5%)		(334,428)

Net Assets 100.0%		$1,487,863

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $14,757 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(e)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $285,501 at a weighted average interest rate of 0.345%. On June 30, 2010, securities valued at $340,950 were pledged as collateral for reverse repurchase agreements.

(f)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$2,500	$1,046	$0	$1,046
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%	)	10/20/2020	500	238	0	238
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	2,000	689	0	689

						$1,973	$0	$1,973

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	JPM	(0.650%	)	12/20/2012	0.468%	$3,000	$(14)	$0	$(14)
BAE Systems Holdings, Inc.	UBS	(0.140%	)	12/20/2011	1.192%	2,000	31	0	31
Bank of America Corp.	DUB	(0.180%	)	12/20/2016	1.532%	10,000	772	0	772
Barrick International Barbados Corp.	JPM	(0.500%	)	12/20/2016	0.818%	3,000	57	0	57
Boston Scientific Corp.	UBS	(0.500%	)	06/20/2011	1.019%	2,500	12	0	12
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	2.708%	3,000	269	0	269
Consumers Energy Co.	BOA	(0.090%	)	03/20/2012	1.170%	3,000	55	0	55
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	1.998%	5,000	345	0	345
Daimler Finance North America LLC	BCLY	(0.535%	)	09/20/2011	0.691%	5,000	9	0	9
Daimler Finance North America LLC	BCLY	(0.580%	)	09/20/2011	0.691%	4,000	5	0	5
Daimler Finance North America LLC	RBS	(0.480%	)	09/20/2011	0.691%	5,000	12	0	12
Dominion Resources, Inc.	BOA	(0.455%	)	03/20/2016	0.625%	3,000	27	0	27
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	1.992%	5,000	299	0	299
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	2.107%	3,000	295	0	295
iStar Financial, Inc.	RBS	(0.565%	)	12/20/2013	16.053%	6,000	1,726	0	1,726
JPMorgan Chase & Co.	CITI	(4.050%	)	09/20/2012	0.879%	5,863	(416)	0	(416)
Kerr-McGee Corp.	RBS	(0.160%	)	09/20/2011	5.063%	4,100	233	0	233
Lennar Corp.	JPM	(0.660%	)	12/20/2011	2.656%	3,000	86	0	86
Morgan Stanley	RBS	(0.275%	)	12/20/2015	2.702%	3,000	344	0	344
Morgan Stanley	RBS	(0.320%	)	12/20/2016	2.690%	5,000	639	0	639
ORIX Corp.	MLP	(0.280%	)	12/20/2011	2.298%	5,000	146	0	146
Progress Energy, Inc.	MLP	(0.100%	)	03/20/2011	0.285%	3,348	5	0	5
Rio Tinto Alcan, Inc.	JPM	(0.420%	)	06/20/2015	0.466%	2,500	5	0	5
Sealed Air Corp.	MSC	(0.590%	)	09/20/2013	1.138%	5,000	85	0	85
SLM Corp.	RBS	(0.190%	)	12/20/2011	4.854%	8,000	527	0	527

							$5,554	$0	$5,554

Credit Default Swaps on Corporate Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.721%	$3,000	$(11)	$0	$(11)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-1 Index	BOA	0.180%	07/25/2045	$11,586	$(1,481)	$(1,448)	$(33)
ABX.HE PENAAA 06-1 Index	CITI	0.180%	07/25/2045	8,316	(1,032)	(894)	(138)
ABX.HE PENAAA 06-1 Index	CSFB	0.180%	07/25/2045	4,158	(516)	(447)	(69)
ABX.HE PENAAA 06-1 Index	DUB	0.180%	07/25/2045	1,890	(235)	(293)	58
ABX.HE PENAAA 06-1 Index	MSC	0.180%	07/25/2045	166	(21)	(21)	0
CDX.IG-7 5-Year Index 10-15%	GSC	0.060%	12/20/2011	25,000	(183)	0	(183)
CDX.IG-7 5-Year Index 10-15%	JPM	0.068%	12/20/2011	75,000	(542)	0	(542)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016	25,000	(1,186)	0	(1,186)
CDX.IG-7 10-Year Index 15-30%	GSC	0.153%	12/20/2016	25,000	(1,193)	0	(1,193)
CDX.IG-7 10-Year Index 15-30%	MLP	0.145%	12/20/2016	25,000	(1,205)	0	(1,205)

					$(7,594)	$(3,103)	$(4,491)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	BCLY	$46,800	$(4,328)	$(2,443)	$(1,885)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	CSFB	32,000	(2,959)	(1,768)	(1,191)
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	MSC	31,600	(981)	(362)	(619)

						$(8,268)	$(4,573)	$(3,695)

(g)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$304,498	$0	$304,498
Municipal Bonds & Notes	0	5,006	0	5,006
U.S. Government Agencies	0	216,711	629	217,340
U.S. Treasury Obligations	0	2,748	0	2,748
Mortgage-Backed Securities	0	913,574	77,771	991,345
Asset-Backed Securities	0	164,823	81,651	246,474
Preferred Stocks	0	0	2,079	2,079
Short-Term Instruments	33,911	18,890	0	52,801

Investments, at value	$33,911	$1,626,250	$162,130	$1,822,291
Financial Derivative Instruments(3)	$0	$(908)	$238	$(670)

Totals	$33,911	$1,625,342	$162,368	$1,821,621

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010(4)
U.S. Government Agencies	$650	$(23)	$0	$1	$1	$0	$0	$629	$1
Mortgage-Backed Securities	61,331	31,665	14	947	(410)	0	(15,776)	77,771	13,136
Asset-Backed Securities	44,523	36,685	150	77	216	0	0	81,651	166
Preferred Stocks	2,176	0	0	0	(97)	0	0	2,079	(97)

Investments, at value	$108,680	$68,327	$164	$1,025	$(290)	$0	$(15,776)	$162,130	$13,206
Financial Derivative Instruments(3)	$194	$0	$0	$0	$44	$0	$0	$238	$44

Totals	$108,874	$68,327	$164	$1,025	$(246)	$0	$(15,776)	$162,368	$13,250

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

U.S. Government Sector Portfolio

June 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 7.2%
BANKING & FINANCE 7.2%
Bear Stearns Cos. LLC
0.646% due 08/15/2011	$100	$100
Citibank N.A.
1.875% due 05/07/2012	100,000	102,132
Citigroup, Inc.
2.125% due 04/30/2012	100,000	102,515
Goldman Sachs Group, Inc.
0.692% due 10/07/2011	2,000	1,983
JPMorgan Chase & Co.
0.474% due 01/17/2011	400	400
Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012	100,000	100,214
3.500% due 03/10/2014	200	212
Morgan Stanley
0.545% due 01/09/2012	100	97
New York Community Bank
3.000% due 12/16/2011	20,000	20,696
Regions Bank
3.250% due 12/09/2011	45,000	46,660
SovRisc BV
5.250% due 04/30/2011	3,286	3,411
SunTrust Bank
3.000% due 11/16/2011	45,000	46,441
U.S. Trade Funding Corp.
4.260% due 11/15/2014	5,888	6,232

		431,093

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	475	516

Total Corporate Bonds & Notes (Cost $423,574)		431,609

MUNICIPAL BONDS & NOTES 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,230	1,922
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	2,020	1,989
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,171

Total Municipal Bonds & Notes (Cost $5,186)		5,082

U.S. GOVERNMENT AGENCIES 14.5%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	38,618
Fannie Mae
0.407% due 12/25/2036	2,945	2,920
0.467% due 03/25/2034	1,583	1,581
0.477% due 03/25/2036	2,292	2,141
0.567% due 07/25/2032	807	726
0.587% due 06/25/2033	1,213	1,213
0.607% due 06/25/2032	2	2
0.667% due 03/25/2032	602	569
0.687% due 11/25/2032	9	8
0.697% due 05/25/2042	760	737
0.825% due 08/25/2021 - 03/25/2022	100	100

0.975% due 08/25/2022	30	30
1.075% due 04/25/2022	44	45
1.247% due 04/25/2032	781	795
1.250% due 06/22/2012	200,000	202,043
1.616% due 03/01/2044	3,575	3,666
1.621% due 02/01/2041 - 09/01/2044	5,793	5,809
1.627% due 10/01/2044	3,799	3,754
1.634% due 07/01/2044	1,251	1,242
1.821% due 11/01/2030	2	2
2.256% due 06/01/2021	1,774	1,834
2.382% due 07/01/2018	460	466
2.385% due 11/01/2035	1,088	1,114
2.429% due 11/01/2035	2,005	2,058
2.455% due 12/01/2032	9	9
2.501% due 06/01/2032	3	3
2.632% due 10/01/2032	47	49
2.650% due 12/01/2031 - 05/01/2032	23	24
2.694% due 05/01/2025	15	15
2.857% due 12/01/2029	9	10
2.881% due 01/01/2029	20	20
2.972% due 03/01/2026	20	21
3.043% due 12/01/2022	42	43
3.064% due 09/01/2031	76	79
3.103% due 08/01/2036	580	606
3.109% due 11/01/2020	25	26
3.125% due 09/01/2022	5	5
3.145% due 09/01/2028	33	34
3.166% due 03/01/2018	21	21
3.250% due 05/01/2022	13	13
3.348% due 10/01/2025	37	38
3.418% due 01/01/2036	5,089	5,339
3.453% due 12/01/2035	446	467
3.750% due 09/01/2017 - 01/01/2018	36	37
3.970% due 02/01/2026	13	13
4.105% due 01/01/2018	28	29
4.138% due 09/01/2033	4	5
4.240% due 12/01/2029	8	8
4.344% due 12/01/2029	25	26
4.500% due 04/25/2016 - 09/25/2020	8,481	8,670
4.625% due 05/01/2013	11,757	12,707
4.650% due 08/01/2014	26	26
4.755% due 03/01/2035	2,520	2,635
4.972% due 08/01/2028	13	13
5.000% due 01/25/2017 - 02/25/2017	1,925	1,965
5.250% due 08/01/2012	50,000	54,001
5.401% due 06/01/2025	18	19
5.433% due 09/01/2026	722	725
5.500% due 05/25/2027 - 07/01/2040	10,937	11,487
5.650% due 11/01/2014	14	14
5.800% due 02/09/2026	30,000	30,835
5.950% due 02/25/2044	3,589	3,937
6.000% due 08/01/2040	1,000	1,082
Farmer Mac
7.344% due 07/25/2011	1,570	1,556
Federal Home Loan Bank
4.625% due 09/11/2020	30,800	33,878
6.640% due 12/13/2016	75	93

Financing Corp.
0.000% due 06/06/2013	70	67
Freddie Mac
0.000% due 12/11/2025	9,084	4,579
0.587% due 07/25/2031	463	408
0.700% due 12/15/2030 - 06/15/2031	1,742	1,741
0.750% due 11/15/2016 - 03/15/2017	2,295	2,293
0.850% due 06/15/2030 - 12/15/2032	690	692
0.900% due 06/15/2031	229	230
1.075% due 02/15/2027	21	21
1.621% due 10/25/2044 - 02/25/2045	7,157	7,260
1.821% due 07/25/2044	3,608	3,668
2.236% due 02/01/2024	44	46
2.476% due 07/01/2020	135	139
2.515% due 04/01/2027	12	13
2.583% due 05/01/2032	19	20
2.600% due 02/01/2032	8	8
2.604% due 12/01/2031	8	9
2.605% due 02/01/2032	18	18
2.625% due 12/01/2031	60	63
2.755% due 08/01/2019	43	44
2.764% due 07/01/2029	18	19
2.827% due 03/01/2025	1	1
2.973% due 01/01/2032	40	41
3.086% due 02/01/2018	47	48
3.110% due 06/01/2035	10,582	11,011
3.123% due 10/01/2031	9	9
3.231% due 08/01/2031	3	3
3.864% due 08/01/2020	31	32
4.127% due 02/01/2025	11	11
4.250% due 05/22/2013 - 02/15/2025	45	47
4.500% due 07/06/2010 - 09/15/2035	16,364	16,016
4.622% due 02/01/2035	4,710	4,927
5.000% due 01/15/2018 - 01/15/2034	19,019	20,354
5.084% due 03/01/2035	360	379
5.400% due 03/17/2021	500	557
5.500% due 08/15/2030 - 10/01/2039	1,867	2,005
6.500% due 10/25/2043	1,559	1,726
Ginnie Mae
3.125% due 10/20/2023 - 10/20/2024	123	126
3.250% due 02/20/2030	1,583	1,622
3.375% due 02/20/2024 - 02/20/2026	392	402
3.625% due 07/20/2025 - 08/20/2026	881	907
4.375% due 04/20/2023 - 04/20/2032	1,058	1,093
5.000% due 05/20/2034	28,671	30,460
8.500% due 03/20/2025	61	69
Israel Government AID Bond
0.000% due 11/01/2024	178,000	96,604
5.500% due 09/18/2023 - 04/26/2024	98,505	115,797
Residual Funding Strip
0.000% due 10/15/2019	80	58

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	697	695
1.000% due 03/25/2025 - 07/25/2025	571	572
1.100% due 01/25/2019 - 11/25/2024	750	750
4.500% due 03/01/2023	847	893
4.760% due 09/01/2025	23,068	24,649
4.770% due 04/01/2024	6,574	6,998
4.875% due 09/10/2013	1,035	1,085
4.930% due 01/01/2024	5,239	5,598
5.136% due 08/10/2013	5,216	5,526
5.240% due 08/01/2023	3,387	3,600
7.060% due 11/01/2019	711	781
7.220% due 11/01/2020	818	900
7.449% due 08/01/2010	67	68
Tennessee Valley Authority
5.500% due 06/15/2038	35,000	40,106
6.250% due 12/15/2017	480	585
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,471
5.190% due 08/01/2016	5,000	5,526

Total U.S. Government Agencies (Cost $830,042)		870,502

U.S. TREASURY OBLIGATIONS 83.4%
U.S. Treasury Bonds
4.250% due 05/15/2039	1,120	1,187
4.375% due 11/15/2039	157,000	169,952
4.375% due 05/15/2040	135,000	146,391
5.375% due 02/15/2031	67,221	82,850
6.125% due 11/15/2027 (e)	83,500	110,037
6.250% due 08/15/2023	35,400	45,931
8.000% due 11/15/2021	214,000	311,504
U.S. Treasury Notes
0.875% due 01/31/2012 (d)	1,200,000	1,206,703
0.875% due 02/29/2012	900	905
1.375% due 05/15/2013	203,600	206,161
2.375% due 10/31/2014	90	93
2.625% due 06/30/2014	11,800	12,341
2.625% due 04/30/2016	200,000	205,641
2.750% due 05/31/2017	222,000	226,874
3.000% due 02/28/2017 (d)(e)	483,000	501,792
3.125% due 04/30/2017	12,800	13,390
3.125% due 05/15/2019	258,000	263,664
3.375% due 11/15/2019	200,000	207,359
3.625% due 08/15/2019 (d)(e)	1,235,300	1,307,585

Total U.S. Treasury Obligations (Cost $4,918,127)		5,020,360

MORTGAGE-BACKED SECURITIES 5.2%
Bear Stearns Adjustable Rate Mortgage Trust
2.881% due 04/25/2033	38	37
2.960% due 04/25/2033	441	428
3.052% due 11/25/2034	3,632	3,410
3.398% due 02/25/2033	96	87
3.529% due 01/25/2034	785	746
5.338% due 04/25/2033	576	567
Bear Stearns Alt-A Trust
0.507% due 02/25/2034	4,601	3,446
5.496% due 11/25/2036	28,756	17,890
5.507% due 11/25/2036	38,096	24,392

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	20	20
Bear Stearns Mortgage Funding Trust
0.417% due 02/25/2037	1,197	1,189
CBA Commercial Small Balance Commercial Mortgage
0.627% due 12/25/2036	3,331	2,220
CC Mortgage Funding Corp.
0.477% due 05/25/2048	7,531	2,888
0.597% due 08/25/2035	1,557	960
Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035	2,970	2,628
Countrywide Alternative Loan Trust
0.428% due 09/20/2046	144	144
0.507% due 02/25/2047	1,406	841
0.527% due 05/25/2047	8,734	4,574
0.528% due 02/20/2047	12,003	6,005
0.547% due 05/25/2036	865	434
0.557% due 05/25/2035	1,860	1,103
0.558% due 03/20/2046	9,285	4,862
0.627% due 12/25/2035	693	453
1.421% due 02/25/2036	863	495
5.500% due 03/25/2036	5,019	3,655
Countrywide Home Loan Mortgage Pass-Through Trust
0.577% due 05/25/2035	3,065	1,759
0.637% due 04/25/2035	655	366
0.677% due 02/25/2035	1,954	1,359
0.687% due 02/25/2035	1,152	746
3.418% due 04/25/2035	1,034	629
5.611% due 09/20/2036	14,042	8,367
Credit Suisse First Boston Mortgage Securities Corp.
1.745% due 05/25/2032	43	43
2.954% due 06/25/2032	53	44
Deutsche ALT-A Securities, Inc.
0.417% due 01/25/2047	101	100
Downey Savings & Loan Association Mortgage Loan Trust
0.608% due 08/19/2045	1,532	940
First Republic Mortgage Loan Trust
0.827% due 06/25/2030	593	553
0.850% due 11/15/2030	666	625
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	294	296
Greenpoint Mortgage Funding Trust
0.427% due 01/25/2047	4,009	3,746
0.567% due 06/25/2045	1,430	841
GS Mortgage Securities Corp. II
0.441% due 03/06/2020	10,013	9,697
GSR Mortgage Loan Trust
3.308% due 04/25/2036	9,654	8,047
GSRPM Mortgage Loan Trust
1.047% due 01/25/2032	165	149
Harborview Mortgage Loan Trust
0.438% due 01/19/2038	469	468
0.478% due 04/19/2038	3,754	1,905
0.568% due 05/19/2035	3,894	2,307
0.718% due 02/19/2034	972	808
Impac CMB Trust
1.347% due 07/25/2033	173	155
Indymac Index Mortgage Loan Trust
0.437% due 11/25/2046	534	533
0.667% due 02/25/2035	5,624	3,346

JPMorgan Mortgage Trust
3.359% due 07/25/2035	3,847	3,883
5.245% due 02/25/2036	6,371	5,478
MASTR Adjustable Rate Mortgages Trust
2.587% due 05/25/2034	507	386
MASTR Asset Securitization Trust
4.500% due 03/25/2018	515	515
5.500% due 09/25/2033	718	739
Merrill Lynch Floating Trust
0.420% due 06/15/2022	3,523	3,337
Merrill Lynch Mortgage Investors, Inc.
2.046% due 12/25/2032	358	357
Morgan Stanley Capital I
0.410% due 10/15/2020	11,282	10,231
4.490% due 01/13/2041	167	170
Prime Mortgage Trust
5.000% due 02/25/2019	1,818	1,834
Residential Accredit Loans, Inc.
0.647% due 08/25/2035	2,800	1,671
0.747% due 03/25/2033	3,854	3,446
1.772% due 09/25/2045	1,154	653
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	164	163
8.500% due 10/25/2031	1,185	1,209
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	121	125
Sequoia Mortgage Trust
0.698% due 10/19/2026	2,244	1,856
0.698% due 07/20/2033	3,205	2,686
0.818% due 07/20/2033	2,254	1,324
Structured Adjustable Rate Mortgage Loan Trust
1.813% due 01/25/2035	940	494
Structured Asset Mortgage Investments, Inc.
0.417% due 08/25/2036	94	93
0.447% due 09/25/2047	624	619
0.567% due 05/25/2036	36,647	19,518
0.698% due 03/19/2034	1,020	892
0.928% due 07/19/2034	497	432
Structured Asset Securities Corp.
0.397% due 05/25/2036	681	656
3.051% due 10/25/2035	2,187	1,723
TBW Mortgage-Backed Pass-Through Certificates
0.372% due 01/25/2037	1,052	976
Thornburg Mortgage Securities Trust
0.447% due 03/25/2037	12,468	12,045
0.457% due 11/25/2046	9,183	8,842
0.467% due 10/25/2046	11,902	11,616
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/2021	24,914	22,642
WaMu Mortgage Pass-Through Certificates
0.577% due 04/25/2045	4,476	3,468
0.607% due 11/25/2045	3,161	2,456
0.617% due 12/25/2045	1,844	1,420
1.151% due 01/25/2047	2,548	1,536
1.231% due 12/25/2046	5,044	3,228
1.392% due 06/25/2046	7,052	4,538
1.412% due 02/25/2046	5,215	3,530
1.621% due 11/25/2042	1,115	962
1.706% due 05/25/2041	442	414
2.784% due 03/25/2034	516	519
3.325% due 05/25/2046	1,296	827
3.359% due 07/25/2046	12,720	8,851
3.359% due 08/25/2046	31,940	21,235
3.359% due 09/25/2046	5,281	3,739

3.359% due 10/25/2046	2,739	1,784
3.359% due 12/25/2046	2,870	1,611
Washington Mutual MSC Mortgage Pass-Through Certificates
2.527% due 05/25/2033	86	82
3.267% due 02/25/2033	55	50
3.363% due 02/25/2033	3	3
Wells Fargo Mortgage-Backed Securities Trust
2.921% due 07/25/2035	2,305	2,312
4.473% due 11/25/2033	354	365

Total Mortgage-Backed Securities (Cost $439,581)		314,844

ASSET-BACKED SECURITIES 1.0%
Accredited Mortgage Loan Trust
0.397% due 02/25/2037	608	604
ACE Securities Corp.
0.397% due 08/25/2036	737	624
Asset-Backed Securities Corp. Home Equity
0.427% due 05/25/2037	480	318
0.870% due 06/15/2031	485	390
0.890% due 11/15/2031	39	33
Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/2036	1,350	1,271
0.417% due 12/25/2036	675	608
0.423% due 10/25/2036	846	778
0.457% due 11/25/2036	6,322	4,214
1.007% due 10/25/2032	114	106
Carrington Mortgage Loan Trust
0.397% due 10/25/2036	922	902
0.397% due 12/25/2036	1,580	1,426
0.507% due 01/25/2036	1,015	997
0.667% due 10/25/2035	1,414	1,335
CIT Group Home Equity Loan Trust
0.617% due 06/25/2033	252	212
Citigroup Mortgage Loan Trust, Inc.
0.387% due 12/25/2036	1,557	1,451
0.407% due 05/25/2037	1,289	1,170
0.457% due 08/25/2036	1,112	910
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,380	1,063
Countrywide Asset-Backed Certificates
0.397% due 05/25/2047	746	726
0.427% due 10/25/2047	809	768
0.447% due 09/25/2037	840	791
0.447% due 09/25/2047	1,264	1,210
0.507% due 02/25/2036	131	127
0.527% due 09/25/2036	2,811	2,147
0.537% due 06/25/2036	1,964	1,644
Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 01/25/2032	125	94
Credit-Based Asset Servicing & Securitization LLC
0.417% due 01/25/2037	1,699	807
First Franklin Mortgage Loan Asset-Backed Certificates
0.717% due 12/25/2034	51	51
Fremont Home Loan Trust
0.397% due 10/25/2036	99	98
GE-WMC Mortgage Securities LLC
0.387% due 08/25/2036	116	42
GSAMP Trust
0.417% due 12/25/2036	1,672	1,098
0.437% due 11/25/2035	261	32

Home Equity Asset Trust
0.407% due 05/25/2037	651	608
1.267% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.397% due 10/25/2036	1,221	973
0.397% due 12/25/2036	543	506
Indymac Residential Asset-Backed Trust
0.427% due 07/25/2037	449	445
0.477% due 04/25/2047	971	941
IXIS Real Estate Capital Trust
0.407% due 05/25/2037	49	16
JPMorgan Mortgage Acquisition Corp.
0.397% due 07/25/2036	126	126
0.397% due 10/25/2036	2,609	2,506
0.407% due 03/25/2047	1,243	895
0.427% due 08/25/2036	71	21
0.427% due 03/25/2037	804	756
LA Arena Funding LLC
7.656% due 12/15/2026	74	79
Lehman ABS Mortgage Loan Trust
0.437% due 06/25/2037	1,090	410
Long Beach Mortgage Loan Trust
0.627% due 10/25/2034	1,548	1,323
MASTR Asset-Backed Securities Trust
0.397% due 11/25/2036	301	216
0.407% due 11/25/2036	323	321
0.427% due 05/25/2037	1,173	1,120
Merrill Lynch First Franklin Mortgage Loan Trust
0.407% due 07/25/2037	1,447	1,413
Merrill Lynch Mortgage Investors, Inc.
0.417% due 07/25/2037	377	367
0.467% due 02/25/2037	795	552
Mid-State Trust
7.340% due 07/01/2035	241	246
Morgan Stanley ABS Capital I
0.387% due 10/25/2036	632	624
0.397% due 10/25/2036	71	70
0.397% due 11/25/2036	632	622
0.407% due 05/25/2037	1,575	1,259
Morgan Stanley Home Equity Loan Trust
0.397% due 12/25/2036	1,157	1,120
Morgan Stanley IXIS Real Estate Capital Trust
0.397% due 11/25/2036	201	197
Morgan Stanley Mortgage Loan Trust
0.417% due 01/25/2047	1,832	1,549
Nationstar Home Equity Loan Trust
0.407% due 03/25/2037	301	298
0.467% due 04/25/2037	662	632
New Century Home Equity Loan Trust
0.527% due 05/25/2036	1,803	1,187
0.607% due 06/25/2035	796	752
Option One Mortgage Loan Trust
0.407% due 07/25/2037	848	792
Renaissance Home Equity Loan Trust
1.047% due 08/25/2032	2	1
Residential Asset Mortgage Products, Inc.
0.417% due 02/25/2037	501	491
Residential Asset Securities Corp.
0.407% due 01/25/2037	784	768
0.417% due 02/25/2037	504	485
0.457% due 04/25/2037	839	818
Salomon Brothers Mortgage Securities VII, Inc.
0.947% due 03/25/2032	9	9
1.275% due 01/25/2032	147	116

Saxon Asset Securities Trust
0.867% due 08/25/2032	9	8
SBI HELOC Trust
0.517% due 08/25/2036	325	316
Securitized Asset-Backed Receivables LLC Trust
0.387% due 01/25/2037	1,325	1,259
0.407% due 12/25/2036	2,375	822
0.427% due 11/25/2036	941	322
Soundview Home Equity Loan Trust
0.407% due 11/25/2036	820	424
0.427% due 06/25/2037	1,492	1,223
Specialty Underwriting & Residential Finance
0.407% due 01/25/2038	1,356	1,169
Structured Asset Investment Loan Trust
0.397% due 07/25/2036	968	955
Structured Asset Securities Corp.
0.427% due 01/25/2037	472	457
0.447% due 01/25/2037	1,327	872
0.747% due 05/25/2034	487	432
Truman Capital Mortgage Loan Trust
0.687% due 01/25/2034	25	25
WaMu Asset-Backed Certificates
0.397% due 01/25/2037	1,484	1,275

Total Asset-Backed Securities (Cost $77,380)		63,237

SOVEREIGN ISSUES 0.0%
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014	420	434

Total Sovereign Issues (Cost $428)		434

SHORT-TERM INSTRUMENTS 10.3%
REPURCHASE AGREEMENTS 7.0%
Barclays Capital, Inc.
0.050% due 07/01/2010	200,000	200,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $204,019. Repurchase proceeds are $200,000.)
Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	60,000	60,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $62,027. Repurchase proceeds are $60,000.)
JPMorgan Chase Bank N.A.
0.150% due 07/09/2010	150,782	150,782
(Dated 06/16/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $155,068. Repurchase proceeds are $150,783.)
State Street Bank and Trust Co.
0.010% due 07/01/2010	8,594	8,594

(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $8,766. Repurchase proceeds are $8,594.)		419,376

U.S. TREASURY BILLS 0.7%
0.144% due 07/01/2010 - 12/02/2010 (a)(c)(e)	41,141	41,132

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.100% due 07/15/2010 (c)	9,930	9,930

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.4%
	14,687,757	147,083

Total Short-Term Instruments (Cost $617,518)		617,521

PURCHASED OPTIONS (g) 0.0%
(Cost $119)		119
Total Investments 121.7% (Cost $7,311,955)		$7,323,708
Written Options (h) (0.7%) (Premiums $17,168)		(44,439)
Other Assets and Liabilities (Net) (21.0%)		(1,262,377)

Net Assets 100.0%		$6,016,892

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $45,083 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of June 30, 2010.

(d)	The average amount of borrowings while outstanding during the period ended June 30, 2010 was $607,929 at a weighted average interest rate of 0.197%. On June 30, 2010, securities valued at $600,345 were pledged as collateral for reverse repurchase agreements.

(e)	Securities with an aggregate market value of $54,201 and cash of $11 have been pledged as collateral for the following open futures contracts on June 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	10,349	$16,246
90-Day Eurodollar June Futures	Long	06/2012	89	164
90-Day Eurodollar September Futures	Long	09/2010	11,400	(1,347)
U.S. Treasury 2-Year Note September Futures	Long	09/2010	7,114	7,167
U.S. Treasury 5-Year Note September Futures	Long	09/2010	10,592	17,676
U.S. Treasury 10-Year Note September Futures	Long	09/2010	16,299	38,924

				$78,830

(f)	Swap agreements outstanding on June 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.721%	$3,640	$(5)	$0	$(5)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.721%	3,000	(10)	0	(10)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.721%	1,800	(5)	0	(5)

						$(20)	$0	$(20)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC	$543,000	$7,899	$7,005	$894
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS	223,600	20,678	9,042	11,636
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS	217,000	20,539	8,886	11,653
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	MSC	230,000	7,137	5,168	1,969
Pay	3-Month USD-LIBOR	4.000%	12/16/2016	DUB	25,000	1,190	894	296
Pay	3-Month USD-LIBOR	4.000%	12/16/2016	MSC	25,000	1,190	900	290
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	DUB	164,100	12,686	7,581	5,105
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	HSBC	200,000	15,466	15,466	0
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	JPM	110,000	8,504	5,099	3,405
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	RBS	656,000	50,837	44,115	6,722

						$146,126	$104,156	$41,970

(g)	Purchased options outstanding on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$90.000	08/27/2010	5,000	$48	$77
Put - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/27/2010	50	1	1
Put - CBOT U.S. Treasury 2-Year Note September Futures	105.000	08/27/2010	2,500	45	39

				$94	$117

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC U.S. Treasury Note 0.875% due 01/15/2012	$97.375	08/27/2010	$80,000	$25	$2

(h)	Written options outstanding on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	$500,000	$1,150	$11,689
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	500,000	2,750	5
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	400,000	960	9,352
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	400,000	2,520	4
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	13,500	106	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,000,000	2,450	23,379
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,000,000	6,138	10
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	92,700	766	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	41,600	328	0

							$17,168	$44,439

(i)	Short sales outstanding on June 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	08/01/2040	$13,000	$13,940	$13,910

(j)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

Category(2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$425,377	$6,232	$431,609
Municipal Bonds & Notes	0	5,082	0	5,082
U.S. Government Agencies	0	868,946	1,556	870,502
U.S. Treasury Obligations	0	5,020,360	0	5,020,360
Mortgage-Backed Securities	0	312,624	2,220	314,844
Asset-Backed Securities	0	63,237	0	63,237
Sovereign Issues	0	434	0	434
Short-Term Instruments	147,083	470,438	0	617,521
Purchased Options	1	118	0	119

Investments, at value	$147,084	$7,166,616	$10,008	$7,323,708
Short Sales, at value	$0	$(13,910)	$0	$(13,910)
Financial Derivative Instruments(3)	$78,830	$(2,489)	$0	$76,341

Totals	$225,914	$7,150,217	$10,008	$7,386,139

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2010:

Category(2)	Beginning Balance at 03/31/2010	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2010
Corporate Bonds & Notes	$7,070	$(846)	$0	$0	$8	$0	$0	$6,232	$50
U.S. Government Agencies	1,569	0	(3)	0	(10)	0	0	1,556	(10)
Mortgage-Backed Securities	2,270	(45)	0	0	(5)	0	0	2,220	(20)

Investments, at value	$10,909	$(891)	$(3)	$0	$(7)	$0	$0	$10,008	$20

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

1. Basis for Consolidation of the PIMCO CommoditiesPLUSTM Strategy Fund

The PIMCO Cayman Commodity Fund III Ltd. (the “CPS Subsidiary”), a Cayman Islands exempted company, was incorporated on February 23, 2010 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO CommoditiesPLUSTM Strategy Fund (the “CPS Fund”) in order to effect certain investments for the CPS Fund consistent with the CPS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CPS Fund and the CPS Subsidiary on May 7, 2010, comprising the entire issued share capital of the CPS Subsidiary with the intent that the CPS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the CPS Subsidiary, shares issued by the CPS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CPS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CPS Subsidiary. As of June 30, 2010, net assets of the CPS Fund were approximately $443.6 million, of which approximately $39.4 million, or approximately 8.9%, represented the CPS Fund’s ownership of all issued shares and voting rights of the CPS Subsidiary.

2. Basis for Consolidation of the PIMCO CommodityRealReturn Strategy Fund ®

The PIMCO Cayman Commodity Fund I Ltd. (the “CRRS Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO CommodityRealReturn Strategy Fund ® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the CRRS Subsidiary on August 1, 2006, comprising the entire issued share capital of the CRRS Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the CRRS Subsidiary, shares issued by the CRRS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CRRS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CRRS Subsidiary. As of June 30, 2010, net assets of the CRRS Fund were approximately $16.5 billion, of which approximately $2.5 billion, or approximately 15.2%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the CRRS Subsidiary.

3. Basis for Consolidation of the PIMCO Global Multi-Asset Fund

The PIMCO Cayman Commodity Fund II Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated on November 21, 2008 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the GMA Fund and the GMA Subsidiary on December 10, 2008, comprising the entire issued share capital of the GMA Subsidiary with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the GMA Subsidiary, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. As of June 30, 2010, net assets of the GMA Fund were approximately $2.2 billion, of which approximately $38.1 million, or approximately 1.7%, represented the GMA Fund’s ownership of all issued shares and voting rights of the GMA Subsidiary.

4. Significant Accounting Policies

The accounting principles generally accepted in the United States of America (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

5. Federal Income Tax Matters

The CPS, CRRS, and GMA Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code (the “Code”) is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CPS, CRRS, and GMA Funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CPS, CRRS, and GMA Funds in which the IRS specifically concluded that income derived from the CPS, CRRS, and GMA Funds’ investment in the CPS, CRRS, and GMA Subsidiaries, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CPS, CRRS, and GMA Fund. Based on such rulings, the CPS, CRRS, and GMA Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CPS Subsidiary’s, CRRS Subsidiary’s, and GMA Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the CPS, CRRS, and GMA Funds as a deductible amount for Federal income tax purposes. Note that the loss from the CPS Subsidiary’s, CRRS Subsidiary’s, and GMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future CPS Subsidiary’s, CRRS Subsidiary’s, and GMA Subsidiary’s income in subsequent years. However, if the CPS Subsidiary’s, CRRS Subsidiary’s, and GMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CPS, CRRS, and GMA Funds as income for Federal income tax purposes.

To the extent the PIMCO All Asset, PIMCO All Asset All Authority and PIMCO Global Multi-Asset Funds invest in the CPS, CRRS, and GMA Funds, an Underlying PIMCO Funds, the PIMCO All Asset, PIMCO All Asset All Authority and PIMCO Global Multi-Asset Funds may be subject to additional tax risk.

As of June 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset All Authority Fund	$229,394	$(74,356)	$155,038
All Asset Fund	864,783	(233,100)	631,683
California Intermediate Municipal Bond Fund	3,004	(1,257)	1,747
California Short Duration Municipal Income Fund	3,769	(208)	3,561
CommoditiesPLUSTM Strategy Fund	850	(144)	706
CommodityRealReturn Strategy Fund®	491,800	(135,399)	356,401
Convertible Fund	45,557	(27,391)	18,166
Developing Local Markets Fund	21,333	(44,741)	(23,408)
Diversified Income Fund	127,067	(69,160)	57,907
EM Fundamental IndexPLUSTM TR Strategy Fund	13,449	(1,280)	12,169
Emerging Local Bond Fund	133,973	(102,962)	31,011
Emerging Markets and Infrastructure Bond Fund	2,539	(1,768)	771
Emerging Markets Bond Fund	187,274	(18,982)	168,292
Extended Duration Fund	48,435	(1,745)	46,690
Floating Income Fund	25,710	(32,152)	(6,442)
Foreign Bond Fund (U.S. Dollar-Hedged)	91,593	(140,545)	(48,952)
Foreign Bond Fund (Unhedged)	36,022	(189,238)	(153,216)
Fundamental Advantage Total Return Strategy Fund	56,895	(19,995)	36,900
Fundamental IndexPLUSTM Fund	1,303	(5,264)	(3,961)
Fundamental IndexPLUSTM TR Fund	9,038	(9,700)	(662)
Global Advantage Strategy Bond Fund	36,271	(41,248)	(4,977)
Global Bond Fund (U.S. Dollar-Hedged)	5,457	(13,686)	(8,229)
Global Bond Fund (Unhedged)	19,428	(56,758)	(37,330)
Global Multi-Asset Fund	36,377	(62,155)	(25,778)
GNMA Fund	43,733	(2,855)	40,878
Government Money Market Fund	0	0	0
High Yield Fund	444,253	(297,468)	146,785
High Yield Municipal Bond Fund	8,172	(24,827)	(16,655)
Income Fund	47,892	(14,864)	33,028
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	8,721	(13,327)	(4,606)
International StocksPLUS® TR Strategy Fund (Unhedged)	3,286	(1,485)	1,801
Investment Grade Corporate Bond Fund	428,638	(38,057)	390,581
Long Duration Total Return Fund	312,830	(29,424)	283,406
Long-Term Credit Fund	106,305	(19,745)	86,560
Long-Term U.S. Government Fund	67,206	(27,196)	40,010
Low Duration Fund	362,850	(222,158)	140,692
Low Duration Fund II	12,425	(4,679)	7,746
Low Duration Fund III	3,756	(1,962)	1,794
Moderate Duration Fund	55,734	(18,314)	37,420
Money Market Fund	0	0	0
Mortgage-Backed Securities Fund	24,728	(17,101)	7,627
Municipal Bond Fund	11,752	(11,155)	597
MuniGO Fund	807	(2)	805
New York Municipal Bond Fund	9,301	(1,714)	7,587
Real Income 2019TM Fund	128	(3)	125
Real Income 2029TM Fund	152	0	152
Real Return Asset Fund	145,446	(31,632)	113,814
Real Return Fund	659,223	(132,051)	527,172
RealEstateRealReturn Strategy Fund	11,079	(6,955)	4,124
RealRetirement® 2010 Fund	160	(538)	(378)
RealRetirement® 2020 Fund	164	(665)	(501)
RealRetirement® 2030 Fund	148	(729)	(581)
RealRetirement® 2040 Fund	123	(756)	(633)
RealRetirement® 2050 Fund	122	(696)	(574)
Short Duration Municipal Income Fund	3,388	(4,495)	(1,107)
Short-Term Fund	92,981	(126,245)	(33,264)
Small Cap StocksPLUS® TR Fund	7,152	(1,834)	5,318
StocksPLUS® Fund	8,040	(13,598)	(5,558)
StocksPLUS® Long Duration Fund	30,201	(3,045)	27,156
StocksPLUS® Total Return Fund	7,278	(7,099)	179
StocksPLUS® TR Short Strategy Fund	26,851	(5,675)	21,176
Tax Managed Real Return Fund	206	(4)	202
Total Return Fund	7,995,436	(1,828,555)	6,166,881
Total Return Fund II	122,246	(19,807)	102,439
Total Return Fund III	122,364	(36,089)	86,275
Unconstrained Bond Fund	294,781	(39,127)	255,654
Unconstrained Tax Managed Bond Fund	2,797	(586)	2,211
Asset-Backed Securities Portfolio	18,778	(115,407)	(96,629)
Developing Local Markets Portfolio	7,000	(9,788)	(2,788)
Emerging Markets Portfolio	20,490	(3,678)	16,812
High Yield Portfolio	16,721	(22,214)	(5,493)
International Portfolio	38,210	(179,433)	(141,223)
Investment Grade Corporate Portfolio	329,726	(98,258)	231,468
Long Duration Corporate Bond Portfolio	235,850	(38,640)	197,210
Mortgage Portfolio	187,097	(165,045)	22,052
Municipal Sector Portfolio	73,205	(17,277)	55,928
Real Return Portfolio	28,973	(3,810)	25,163
Short-Term Floating NAV Portfolio	12,515	(7,505)	5,010
Short-Term Floating NAV Portfolio II	1,060	(747)	313
Short-Term Portfolio	24,115	(161,511)	(137,396)
U.S. Government Sector Portfolio	156,087	(144,334)	11,753

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BNP	BNP Paribas Bank	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MSC	Morgan Stanley	WAC	Wachovia Bank N.A.
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	UYU	Uruguayan Peso
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBS	Dow Jones-UBS Commodity Index	ENHGD84T	Dow Jones-AIG E84 Total Return
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	GSED19TR	Goldman Sachs Enhanced Strategies E19 Total Return
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	LPP2TR	Pure Beta Plus II Total Return Index Value
BXCS1469	Commodity Strategy 1469 Copper 3 Month Deferred Total Return	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.HY	Credit Derivatives Index - High Yield	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	MOTT3002	Modified Dow Jones-UBS Commodity IndexSM Total Return
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CMBX	Commercial Mortgage-Backed Index	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	SPGCCLP	S&P GSCI Crude Oil Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SPGCICTR	S&P GSCI Total Return Index
CSD0TR	Credit Suisse Commodities Benchmark Composite Total Return	EAFE	Europe, Australasia, and Far East Stock Index	SPGCKWP	S&P GSCI Kansas Wheat Index
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	eRAFI	enhanced Research Affiliates Fundamental Index	SPGCWHP	S&P GSCI Wheat Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	eRAFI EM	eRAFI Emerging Markets Index	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FNMA	Federal National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation	FSA	Financial Security Assurance, Inc.	Radian	Radian Guaranty, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association	ST	State
CR	Custodial Receipts	GTD	Guaranteed	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	M-S-R	Mechanical Systems Review
AID	Agency International Development	FSB	Federal Savings Bank	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	JEA	Jacksonville Electric Authority	SPDR	Standard & Poor's Depository Receipts
CDI	Brazil Interbank Deposit Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMBS	Collateralized Mortgage-Backed Security	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 20, 2010

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 20, 2010